Exhibit 99.2 Schedule 2

Loan Information																			Loan Details																																																												General Comments				Missing Documents	Tape Discrepancies	Grading and Exceptions					ComplianceEase								Current Value Information				Credit History											Updated Credit Report Information
Redacted ID	Loan #1	Loan #2	Loan #3	Loan #4	Project Name	Pool	Borrower Last Name	Borrower First Name	Co-Borrower Last Name	Co-Borrower First Name	Address	City	State	Zip	Mailing Address	Mailing City	Mailing State	Mailing Zip	Original Lender	Loan Modified	Property Owner Same As Borrower	Chain of Assignment Complete	Current Lien Position	Judgment	Delinquent Tax	Total Tax	Last Payment	Foreclosure Case	Contested	Foreclosure Delay	Bankruptcy Chapter	Bankruptcy Case #	BK Cramdown	BK Reaffirmation	Original Loan Amount	I/O Interest Payment	Payment Amount per Note	Original Rate	Original Term	Amortized Term	Settlement Date	Disbursement Date	Cash Out Amount	Loan Type	Amortization Type	I/O Period	Loan Purpose	Original LTV	Original CLTV	ComplianceEase Doc Type	Mortgage Insurance Cert in File	MI Company	MI Cert #	MI Coverage Percentage	Borrower Monthly Income	Co-Borrower Monthly Income	Contract Sales Price	Property Type	Original Appraisal Date	Appraised Value	Occupancy (stated on 1003)	Flood Cert in File?	Life of Loan Flood Cert?	Property in a Flood Zone?	Borrower Original FICO	Co-Borrower Original FICO	DTI	Lien Position at Origination	Title Evidence	Senior Lien Amount	Junior Lien Amount	Date of Last MOD	Principal Balance Stated in MOD	Deferred Balance (Mod)	MOD Original Rate	MOD Original P&I	MOD First Payment Date	Reason for MOD	Title	Payment	Servicing	Mod Comments	Missing Documents	Tape Discrepancies	Guideline Grade (Non-ComplianceEase)	Grade 4 Exceptions (Reject / Non-curable)	Grade 3 Exceptions (Conditions / Curable)	Grade 2 Exceptions (Warnings)	Grade 1 Exceptions (Notices / Informational)	Overall Risk Indicator	HOEPA	TILA	RESPA	State and Local Predatory	State Regs	Exceptions	TRID Tolerance	Additional Valuation #1	Additional Valuation #2	Unrepaired Property Damage	Property Damage Amount $	Mortgage Rental History	2nd Home/Subject Investment Property	Consumer Debt	Charge Offs	Collections	Liens	Judgments	Bankruptcy (Pre-Origination)	Bankruptcy Chapter	Bankruptcy Discharge Date	Mos Credit Reestablished	Mortgage Rental History	2nd Home/Subject Investment Property	Consumer Debt	Charge Offs	Collections	Liens	Judgments	Total Payments Revolving Debt	Total Payments Installment Debt	Borrower Updated FICO	Co-Borrower Updated FICO
74255185	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,636.24	05/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,684.26	2.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	785	Not Applicable	22.919%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Updated title report dated xx/XX/2022 shows that the subject mortgage was originated on xx/XX/2020 and recorded on xx/XX/2020 in the amount xx
No active judgments or liens have been found pending. xx Status;
1) 1st installment county taxes for 2021 have been paid in the amount of $5,458.96 on xx/XX/2021.
2) 2nd installment county taxes for 2021 have been paid in the amount of $2,177.28 on xx/XX/2021.
No prior year delinquent taxes have been found pending.	Review of payment history as of xx/XX/2022 shows that the borrower is current with the loan. The next due date is xx/XX/2022. The last payment was received on xx/XX/2022 in the total amount of $2,536.40 for the due date of xx/XX/2022. The unpaid principal balance according to payment history is in the amount of $xx. The current interest rate is 2.990% with P&I in the amount of $1,684.26.	xx:The current status of loan is performing.
Payment history shows that the borrower is current with the loan. The next due date is xx/XX/2022. The last payment was received on xx/XX/2022 in the total amount of $2,536.40 for the due date of xx/XX/2022. The unpaid principal balance according to payment history is in the amount of $xx. The current interest rate is 2.990% with P&I in the amount of $1,684.26.
The loan has not been modified since origination.
Foreclosure was not initiated in the loan.
Borrower has not filed bankruptcy yet.
According to final application available in the loan file located at xx Pg#209) the borrower was working with xx as a xx  since 5 years and 1 month.
Collection comment dated xx/XX/2022 shows that the borrower was given covid-19 forbearance plan.
Covid attestation document is available in the loan file located at xx Page#675) xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: xx Tape Value: xx |---| -x |----| -x.xxxxx% Comment: Age of loan is xx. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: x.xxx% Variance %: x.xxxxx% Comment: DTI xx.xxx%. Tape Source: Initial Tape Type:	4: Unacceptable	* Property Marketability Issues (Lvl 4) "Tape shows subject property style is unique home not supported by the design style of the comparable used. Subject design style is contemporary Comp 1,2 and 3 are dissimilar design styles are contemporary, ranch and cape cod respectively. Elevated for client review."	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 7/XX/2020 does not reflect Points - Loan Discount fee. However, CD dated 9/XX/2020 reflects Points - Loan Discount fee at $420.00. This is an increase in fee of $420.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 7/XX/2020 does not reflect Survey fee. However, CD dated 9/XX/2020 reflects Survey fee at $200.00. This is an increase in fee of $200.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject appraised value $500K but property under contract for $550K. No reasons provided. Appraisal states subject was arms length transaction. Mortgage $400K"
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
27212908	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$876.38	03/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,099.47	2.875%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	748	Not Applicable	45.588%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 with lender MERS as nominee for xx
No active judgments or liens have been found.
1st and 2nd annual taxes of 2021 have been paid in the amount of $876.38 on 9/XX/021 and xx/XX/2022.
No prior year delinquent taxes have been found.	As per payment history dated xx/XX/2022, the loan is in performing stage and next due date is xx/XX/2022. The last payment was received on xx/XX/2022 which was applied for the due date of xx/XX/2022. Current rate of interest is 2.875% and P&I is $1,099.47. Current UPB is $xx.	xx:Loan is currently in performing stage.
As per payment history dated xx/XX/2022, the loan is in performing stage and next due date is xx/XX/2022. The last payment was received on xx/XX/2022 which was applied for the due date of xx/XX/2022. Current rate of interest is 2.875% and P&I is $1,099.47. Current UPB is $xx.
No evidence of post-closing BK has been found.
No evidence of post-closing Foreclosure has been found.
No evidence of reason for default has been found.
No evidence of borrower’s employment details has been found. xx:xx:xx	Not Applicable	Appraisal (Incomplete) Initial Escrow Acct Disclosure	Field: Age of Loan Loan Value: x Tape Value: x |---| -x |----| -xx.xxxxx% Comment: Age of loan is x. Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: CLTV is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: LTV is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Limited Cash Out (GSE definition) Tape Value: Change in Rate/Term Variance: Variance %: Comment: Final application reflects purpose of loan as limited cash-out. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "PIW is missing from the loan documents."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed lender credits charges that cannot decrease test. Revised LE dated 8/XX/2021 reflects non-specific lender credit at $549.00. However, final CD dated 9/XX/2021 does not reflect non-specific lender credit. This is decrease of $549.00 for charges that cannot decrease. Valid COC for the decrease in NSLC is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure is not hand signed and hand dated by borrower."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape reflects the during origination, the original loan closing date was entered incorrectly. We closed this Refi loan less than 12 months since the prior loan. Because this is a FHFA product requirement, we are unable to obtain an exception to deliver this loan."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.588% as the borrower’s income is $2,863.64 and total expenses are in the amount of $1,305.49 and the loan was underwritten by DU (xx) and its recommendation is “Approve/Eligible” with a DTI of 45.59%."		Moderate	Pass	Pass	Pass	Not Covered	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
64897062	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,792.40	05/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,368.32	2.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	771	Not Applicable	45.159%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2022 shows that the subject mortgage was originated on xx/XX/2021 and it was recorded on xx/XX/2021 in the xx.

No single assignment of mortgage is available in the updated title report.

No active judgment lien has been found the borrower/subject property.

The 1st installment of combined tax for 2021 has been paid off in the amount of $1,896.19 on xx/XX/2021 and 2nd installment of $1,896.19 has also been paid off on xx/XX/2021.

No prior year delinquent tax has been found.	Review of updated payment history as of xx/XX/2022, the borrower is current with the loan and the next due for regular payment is xx/XX/2022. The last regular payment xx has been made on xx/XX/2022 in the amount of $1,368.32 for the due date of xx/XX/2022. The UPB as of the date is in the amount of $xx.	xx:The loan is currently performing.
Review of updated payment history as of xx/XX/2022, the borrower is current with the loan and the next due for regular payment is xx/XX/2022. The last regular payment xx has been made on xx/XX/2022 in the amount of $1,368.32 for the due date of xx/XX/2022. The UPB as of the date is in the amount of $xx.
As per final 1003, the borrower is working with xx from last 18 months.
No any information has been found regarding foreclosure proceedings and bankruptcy filings. xx:xx:xx	Not Applicable	Field: Age of Loan Loan Value: xx Tape Value: xx |---| -x |----| -x.xxxxx% Comment: Note document reflects age of loan as xx months. Tape Source: Initial Tape Type:
																																																																																				Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: x.xxx% Variance %: x.xxxxx% Comment: The borrower’s income is $x,xxx.xx and total expenses are in the amount of $x,xxx.xx. DTI reflects xx.xxx%. Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Subject loan closed with 97% LTV/CLTV. Tape shows due to overlying 80% loan is not acceptable."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.159%, the borrower’s income is $6,151.86 and total expenses are in the amount of $2,778.12 and the loan was underwritten by LP (xx) and its recommendation is “Accept” with a DTI of 45%."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
85869882	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,949.98	05/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,613.74	2.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	Other	xx	30.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	785	Not Applicable	35.917%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx/XX/2022 shows subject mortgage was originated on xx/XX/2020 in the amount of xx

The chain of assignment has been completed. The loan is currently assigned with xx, not in its individual capacity, but solely as trustee for xx

No active judgments or liens have been found.

The combined taxes of 2021-2022 have been paid off in the total amount of $6,949.98 on xx/XX/2021 and xx/XX/2022 respectively.

As per updated title report, no prior year taxes are delinquent.	The review of updated payment history as of xx/XX/2022, the borrower is current with the loan and the next due date of payment is xx/XX/2022. The last payment was received in the amount of $3,640.16 which was applied for xx/XX/2022. The current P&I is $2,613.74 with an interest rate of 2.625%. The UPB as of the date is mentioned in the updated payment history is in the amount of $xx.	xx:The review of the collection comment shows that the loan is in performing.

The review of updated payment history as of xx/XX/2022, the borrower is current with the loan and the next due date of payment is xx/XX/2022. The last payment was received in the amount of $3,640.16 which was applied for xx/XX/2022. The current P&I is $2,613.74 with an interest rate of 2.625%. The UPB as of the date is mentioned in the updated payment history is in the amount of $xx.

Current employer: City of xx Job type: xx Length of Employment xx: 60 months

No foreclosure activity has been found.
No pertaining bankruptcy-related details have been found
The property is owner occupied and is in average condition. Information regarding the damage and repair is not available in the latest servicing comments. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Seller tape shows greater than 80% LTV overlay that not accepting those loans."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement document is missing from loan file."	* ComplianceEase TILA Test Failed (Lvl 2) "TRID Total of Payments disclosed on Final CD as $xx. Calculated total of Payments as $xx for an under disclosed amount of -$142.35.

																																																																																								Subject loan is a purchase, originated on 12/XX/2020 and the SOL is 1 year."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
9708664	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,364.48	04/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,353.56	2.625%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	729	705	42.481%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2022 shows that the subject mortgage was originated on xx/XX/2021 and it was recorded on xx/XX/2021 in the amount of $xx in favor of MERS as nominee for “xx”.
There is an active prior civil judgment available against the borrower in the amount of $6,954.40 in the favor xx and recorded on xx/XX/2006.
1st & 2nd installments of combined taxes for 2021 have been paid in full in the total amount of $4,364.48 on different dates.	According to the payment history as of xx/XX/2022 the borrower is performing and the next due date for the regular payment was xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $1,820.98xx which was applied for the due date of xx/XX/2022. The monthly P&I is in the amount of $1,353.56 with an interest rate of 2.625%. The current UPB is reflected in tape for the amount of $xx.	xx:According to the payment history as of xx/XX/2022 the borrower is performing and the next due date for the regular payment was xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $1,820.98xx which was applied for the due date of xx/XX/2022. The monthly P&I is in the amount of $1,353.56 with an interest rate of 2.625%. The current UPB is reflected in tape for the amount of $xx.
No evidence has been found regarding the foreclosure & bankruptcy process.
No information has been found regarding the current occupancy & property condition.
As per final 1003, the borrower is working with xx as a xx since last 48 months. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: xx Tape Value: xx |---| -x |----| -x.xxxxx% Comment: Note document reflects age of loan as xx. Tape Source: Initial Tape Type:
Field: Borrower #x Middle Name   Loan Value: D   Tape Value: xx   Variance:    Variance %:    Comment: Note document reflects borrower x middle name asxx.   Tape Source: Initial   Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: The borrower’s income is $x,xxx.xx and total expenses are in the amount of $x,xxx.xx. So calculated DTI ratio is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Note document reflects borrower x last name as xx .   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Seller tape shows greater than 80% LTV overlay that not accepted."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by borrower is missing from loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
49170931	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,288.92	04/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,499.80	2.750%	360	xx	xx	FHA	Fixed	Refinance	xx	xx	Streamline Refinance	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	655	651	40.915%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Updated title report dated xx/XX/2022 shows that the subject mortgage was originated on xx/XX/2021 and recorded on xx/XX/2021 in the amount of $xx which is in the favor of MERS as nominee for xx.
The chain of assignment has been completed as currently the assignment is with MERS as nominee for xx. xx and Liens;
1) One prior civil judgment found pending against the borrower in the amount of $xx recorded on xx/XX/2013 which is in the favor of xx,
2) One prior child support lien found pending against the borrower recorded on xx/XX/2016 which is in the favor of xx. The amount is unavailable. xx Status;
1) 1st installment county taxes for 2021 have been paid in the amount of $2,144.46 on xx/XX/2021.
2) 2nd installment county taxes for 2021 have been paid in the amount of $2,144.46 on xx/XX/2022.
No prior year delinquent taxes have been found pending.	Review of payment history as of xx/XX/2022 shows that the borrower is current with the loan. The next due date is xx/XX/2022. The last payment was received on xx/XX/2022 in the total amount of $1,982.41 for the due date of xx/XX/2022. The unpaid principal balance according to payment history is in the amount of $xx. The current interest rate is 2.750% with P&I in the amount of $1,499.80.	xx:The current status of loan is performing.
Payment history shows that the borrower is current with the loan. The next due date is xx/XX/2022. The last payment was received on xx/XX/2022 in the total amount of $1,982.41 for the due date of xx/XX/2022. The unpaid principal balance according to payment history is in the amount of $xx. The current interest rate is 2.750% with P&I in the amount of $1,499.80.
The loan has not been modified since origination.
The foreclosure was not initiated in the loan.
Borrower has not filed bankruptcy yet.
Final application available in the loan file located at xx shows that the borrower was working with xx since 5 years as a xx.
Subject property is occupied by owner. No visible damages or repairs have been observed on the subject property. xx:xx:xx	Not Applicable	Hazard Insurance Missing or error on the Rate Lock Mortgage Insurance	Field: Age of Loan Loan Value: xx Tape Value: xx |---| -x |----| -x.xxxxx% Comment: NA Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Update as per xxxx.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: $xxxxxx.xx   Tape Value: $xxxxxx.xx   Variance: $xxxx.xx   Variance %: x.xxxxx%   Comment: Update as per xxxx.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: No Cash-Out Tape Value: Change in Rate/Term Variance: Variance %: Comment: Update as per xxxx. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot decrease test. Initial LE dated 2/XX/2021 reflects non-specific lender credit at $1,399.00. However, post CD dated 5/XX/2021 reflects non-specific lender credit at $253.49. This is decrease of $1,145.51 for charges that cannot decrease. Valid COC for the decrease in fee is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Seller Tape reflects the following issue, "xxn”. As per FHA guidelines required that the borrower waits 6 months to complete another refinances. The first payment date of prior case per FHA: 9/XX/2020 - 6 mos would be 3/XX/2021, case number was assigned on 2/XX/2021 which is 2 weeks short of 6 mos. In this loan, the waiting period is not satisfied."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by borrower is missing from loan documents."	* MI, FHA or MIC missing and required (Lvl 2) "MI certificate is missing from the loan documents."
																																																																																								* Missing proof of hazard insurance (Lvl 2) "Hazard insurance policy is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
53481182	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$4,307.07	$15.87	04/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,167.71	2.625%	360	xx	xx	VA	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	xx	xx	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	771	733	33.236%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Updated title report dated xx/XX/2022 shows that the subject mortgage was originated on xx/XX/2021 and recorded on xx/XX/2021 in the amount of $xx which is in the favor of MERS as nominee for xx
The chain of assignment has been completed as currently the assignment is with  MERS as nominee for xx
No active judgments or liens have been found pending. xx Status;
1) 1st installment county taxes for 2021 have been paid in the amount of $15.87 on xx/XX/2021.
2) 2nd installment county taxes for 2021 are found delinquent for the amount of $4,307.07 which were due on xx/XX/2022.	Review of payment history as of xx/XX/2022 shows that the borrower is current with the loan. The next due date is xx/XX/2022. The last payment was received on xx/XX/2022 in the total amount of $2,448.80 for the due date of xx/XX/2022. The unpaid principal balance according to payment history is in the amount of $xx. The current interest rate is 2.625% with P&I in the amount of $2,167.71.	xx:The current status of loan is performing.
Payment history shows that the borrower is current with the loan. The next due date is xx/XX/2022. The last payment was received on xx/XX/2022 in the total amount of $2,448.80 for the due date of xx/XX/2022. The unpaid principal balance according to payment history is in the amount of $xx. The current interest rate is 2.625% with P&I in the amount of $2,167.71.
The loan has not been modified since origination.
The foreclosure was not initiated in the loan.
Borrower has not filed bankruptcy yet.
Final application available in the loan file located at xx shows that the borrower was working with xx since 5 years and 10 months as a flight operation mechanic.
The subject property is occupied by the owner. No visible damages or repairs have been observed on the subject property. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: x Tape Value: x |---| -x |----| -xx.xxxxx% Comment: NA Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Update as per xxxx.   Tape Source: Initial   Tape Type:
Field: Mortgage Type   Loan Value: VA   Tape Value: Conventional   Variance:    Variance %:    Comment: Update as per note.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Update as per note.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Cash Out - Other Tape Value: Change in Rate/Term Variance: Variance %: Comment: Update as per xxxx. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows VA seasoning not met."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
73634293	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	Other	$0.00	$6,726.56	04/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,711.43	2.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	4 Family	xx	xx	Investor	Yes	Yes	No	788	Not Applicable	40.908%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx/XX/2022 shows subject mortgage was originated on xx/XX/2021 in the amount of $xx with MERS as nominee for xx

The chain of assignment is incomplete. The loan is currently assigned with xx

There are multiple active ECB liens against the subject property xx in the combined amount of $8,891.20 in the favor of “xx  which were recorded on multiple dates.

The combined taxes of 2022 have been paid off in the total amount of $6,726.56 on xx/XX/2021, xx/XX/2021, xx/XX/2021 and xx/XX/2022 respectively.

Annual utilities taxes of 2022 are delinquent in the amount of $634.55, which were good through till xx/XX/2022.	The review of updated payment history as of xx/XX/2022, the borrower is current with the loan and the next due date of payment is xx/XX/2022. The last payment was received in the amount of $2,393.29 which was applied for xx/XX/2022. The current P&I is $1,711.43 with an interest rate of 2.875%. The UPB as of the date is mentioned in the updated payment history is in the amount of $xx.	xx:The review of the collection comment shows that the loan is in performing.

The review of updated payment history as of xx/XX/2022, the borrower is current with the loan and the next due date of payment is xx/XX/2022. The last payment was received in the amount of $2,393.29 which was applied for xx/XX/2022. The current P&I is $1,711.43 with an interest rate of 2.875%. The UPB as of the date is mentioned in the updated payment history is in the amount of $xx.

Current employer: xx Job type: xx-xx Length of Employment xx: 6 months

No foreclosure activity has been found.
No pertaining bankruptcy-related details have been found
The property is owner occupied and is in average condition. Information regarding the damage and repair is not available in the latest servicing comments. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Subject loan closed with an exterior only. Tape shows full appraisal is needed and borrower will not let anyone in to take pictures due to COVID, doesn’t want to inconvenience his tenants."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
63682299	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$9,374.94	03/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,593.08	2.875%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	39.723%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2022 shows that the subject mortgage was originated on xx/XX/2021 and it was recorded on xx/XX/2021 in the amount of $xx in favor of MERS as nominee for “xx,
No active judgments/liens have been found in the updated title report against the borrower/subject property.
1st & 2nd installments of combined taxes for 2021/2022 have been paid in full in the total amount of $9,374.94 on different dates.	According to the payment history as of xx/XX/2022 the borrower is performing and the next due date for the regular payment was xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $3,387.63xx which was applied for the due date of xx/XX/2022. The monthly P&I is in the amount of $2,593.08 with an interest rate of 2.875%. The current UPB is reflected in tape for the amount of $xx.	xx:According to the payment history as of xx/XX/2022 the borrower is performing and the next due date for the regular payment was xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $3,387.63xx which was applied for the due date of xx/XX/2022. The monthly P&I is in the amount of $2,593.08 with an interest rate of 2.875%. The current UPB is reflected in tape for the amount of $xx.
As per final 1003, the borrower is working with xx as a xx since last 23 years.
No evidence has been found regarding the foreclosure & bankruptcy process.
No information has been found regarding the current occupancy & property condition. xx:xx:xx	Not Applicable	Credit Report Missing Dicsloures	Field: Age of Loan Loan Value: x Tape Value: x |---| -x |----| -xx.xxxxx% Comment: Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: x.xxx% Variance %: x.xxxxx% Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "TRID Violation due to decrease in lender credit on closing disclosure dated 10/XX/2021. Initial LE dated 09/XX/2021 reflects lender credit at $1,091. However, Final CD dated 10/XX/2021 reflects lender credit at $0.00 this is decrease of $1,091.00 for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership counseling disclosure is missing from loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows client was late in making their December payment loan cannot be securitized."
																																																																																							* Missing Required Disclosures (Lvl 3) "Settlement services provider list is missing from the loan documents."	* Missing credit report (Lvl 2) "Credit report is missing from the loan file ."		Moderate	Pass	Pass	No Result	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
21849026	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,322.04	04/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,439.95	3.250%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Yes	No	No	742	745	44.581%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 and recorded on xx/XX/2021 in the amount of $xx with MERS as nominee for xx
Chain of assignment not found for the subject mortgage.

No active judgments or liens have been found.
The 1st installment of county tax for 2021/2022 has been paid off in the amount of $1,661.02 on xx/XX/2021 and 2nd installment of $1,661.02 has also been paid off on xx/XX/2022.	As of xx/XX/2022, the borrower is currently performing and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $2,439.95 which was applied for due date xx/XX/2022. The current P&I is in the amount of $2,439.95 and current PITI is in the amount of $3,145.07 with an interest rate of 3.250%. The current UPB reflected as per the payment history is in the amount of $xx.	xx:The loan is performing.

According to payment history as of xx/XX/2022, the borrower is currently performing and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $2,439.95 xx which was applied for due date xx/XX/2022. The current P&I is in the amount of $2,439.95 and current PITI is in the amount of $3,145.07 with an interest rate of 3.250%. The current UPB reflected as per the payment history is in the amount of $xx.

As per final application, the borrower xx has been working at xx as Co-owner for 10 years.

The loan has never been modified since its origination.

As per tape, the subject property is owner occupied. No comment pertaining to the damage on the subject property has been observed.

No evidences have been found regarding the covid-19 impact. xx: xx: xx:xx:xx	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	Field: Age of Loan Loan Value: xx Tape Value: xx |---| -x |----| -x.xxxxx% Comment: Age of loan is xx. Tape Source: Initial Tape Type:
Field: Borrower #x Middle Name   Loan Value: xxTape Value: xx   Variance:    Variance %:    Comment: Borrower middle name is xx  Tape Source: Initial   Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Borrower DTI ratio percent is xx.xxx%   Tape Source: Initial   Tape Type:
Field: Mortgage Type   Loan Value: FHA   Tape Value: Conventional   Variance:    Variance %:    Comment: Mortgage type is FHA   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-x Line xxx) Loan Value: $xxxxxx.xx Tape Value: $xxxxxx.xx Variance: $-xxxxx.xx Variance %: -x.xxxxx% Comment: Sales price is $xx Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the reimbursement amount validation test.
The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

This loan failed the closing or reimbursement date validation test.
The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing /
settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 3/XX/2021 reflects Points - Loan Discount Fee at $8,410.00. However, CD dated 4/XX/2021 reflects Loan Discount Fee at $xx. This is an increase in fee of $3,492.00 for charges that cannot increase.

Loan failed charges than in total cannot increase more than 10% tolerance test. LE dated 3/XX/2021 reflects the Recording fee at $225.00. However, CD dated 4/XX/2021 reflects the Recording fee at $300.00. This is a cumulative increase of $75.00 for charges that in total cannot increase more than 10% test."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows loan is uninsurable due to the loan was funded with incorrect property type on FHA case assignment. The case was canceled and a new case was ordered but the appraiser would not correct the appraisal as it was a transferred appraisal."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan file."	* MI, FHA or MIC missing and required (Lvl 2) "This is an FHA loan which was originated on 4/XX/2021. However, the mortgage insurance certificate is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.581% as the borrower’s income is $7,936.22 and total expenses are in the amount of $3,538.05 and the loan was underwritten by AUS/DU (xx and its recommendation is “Approve/Eligible” with 44.58%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
64425223	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,923.27	05/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$673.34	3.250%	312	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	32.083%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Updated title report dated xx/XX/2022 shows that the subject mortgage was originated on xx/XX/2020 and recorded on xx/XX/2021 in the amount of $xx which is in the favor of MERS as nominee for xx,
The chain of assignment has been completed as currently the assignment is with MERS as nominee for xx,
No active judgments or liens have been found pending. xx Status;
1) Annual county taxes for 2021 have been paid in the amount of $1,923.27 on xx/XX/2021.
No prior year delinquent taxes have been found pending.	Review of payment history as of xx/XX/2022 shows that the borrower is current with the loan. The next due date is xx/XX/2022. The last payment was received on xx/XX/2022 in the total amount of $983.03 for the due date of xx/XX/2022. The unpaid principal balance according to payment history is in the amount of $xx. The current interest rate is 3.250% with P&I in the amount of $673.34.	xx:The current status of loan is performing.
Payment history shows that the borrower is current with the loan. The next due date is xx/XX/2022. The last payment was received on xx/XX/2022 in the total amount of $983.03 for the due date of xx/XX/2022. The unpaid principal balance according to payment history is in the amount of $xx. The current interest rate is 3.250% with P&I in the amount of $673.34.
The loan has not been modified since origination.
The foreclosure was not initiated in the loan.
Borrower has not filed bankruptcy yet.
Final application available in the loan file located at xx shows that the borrower was working with xx as a xx since 20 years and 32 months.
The subject property is occupied by the owner. No visible damages or repairs have been observed on the subject property. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: xx Tape Value: xx |---| -x |----| -x.xxxxx% Comment: Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Seller tape shows Client missed first 2 payment and was reported delinquent to the credit bureaus."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
7015612	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,819.08	05/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,116.06	2.875%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Commercial Prop	Not Applicable	xx	Secondary	Yes	Yes	No	807	798	21.993%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2022 shows that the subject mortgage was originated on xx/XX/2020 and it was recorded on xx/XX/2020 in the amount of $xx in favor of MERS as nominee for xx.
No single assignment of mortgage is available in the updated title report.
No active judgment or lien has been found against the borrower/subject property.
The annual county taxes for 2021 have been paid in full in the amount of $2,706.32 on xx/XX/2021.
No prior year delinquent tax has been found.	Review of updated payment history as of xx/XX/2022, the borrower is current with the loan and the next due for regular payment is xx/XX/2022. The last regular payment xx has been made on xx/XX/2022 in the amount of $1,116.06 for the due date of xx/XX/2022. The UPB as of the date is in the amount of $xx.	xx:The loan is currently performing.
Review of updated payment history as of xx/XX/2022, the borrower is current with the loan and the next due for regular payment is xx/XX/2022. The last regular payment xx has been made on xx/XX/2022 in the amount of $1,116.06 for the due date of xx/XX/2022. The UPB as of the date is in the amount of $xx.
As per final 1003, the borrower is working with xx as xx Officer from last 29 months.
No information has been found regarding foreclosure proceedings and bankruptcy filings.
As per BPO report dated xx/XX/2021, the subject property is in average condition. No information has been found related to damages or repairs. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: xx Tape Value: xx |---| -x |----| -x.xxxxx% Comment: As per Tape data, age of loan is xx. However it reflects xx. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: As per Tape data, Post Close DTI is xx.xxx%. However Final Application documents reflects as xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: No Cash-Out   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment: Final application shows the purpose of refinance is No Cash Out.   Tape Source: Initial   Tape Type:
																																																																																				Field: Subject Property Type Loan Value: Commercial Prop Tape Value: Low Rise Condo (x-x Stories) Variance: Variance %: Comment: Seller tape shows commercial property. Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Commercial Prop (Lvl 4) "Tape shows subject property is a condotel. Subject is a unit at the xx project with commercial amenities. Elevated for client review because not a standard second home type of property."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate Lock Agreement signed by borrower's is missing from loan documents."			Minimal	Not Covered	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
36422115	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,824.54	05/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$445.33	2.625%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	Not Applicable	xx	Primary	Yes	Yes	No	802	Not Applicable	38.893%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx/XX/2022 shows subject mortgage was originated on xx/XX/2020 in the amount of $xx with MERS as nominee for xx

The chain of assignment is incomplete. The loan is currently assigned with xx It should be with Verus.

No active judgments or liens have been found.

The town taxes of 2022 have been paid off in the total amount of $1,824.54 on xx/XX/2021, xx/XX/2021, xx/XX/2022 & xx/XX/2022 respectively.

As per updated title report, no prior year taxes are delinquent.	The review of updated payment history as of xx/XX/2022, the borrower is current with the loan and the next due date of payment is xx/XX/2022. The last payment was received in the amount of $594.35 which was applied for xx/XX/2022. The current P&I is $445.33 with an interest rate of 2.625%. The UPB as of the date is mentioned in the updated payment history is in the amount of $xx.	xx:The review of the collection comment shows that the loan is in performing.

The review of updated payment history as of xx/XX/2022, the borrower is current with the loan and the next due date of payment is xx/XX/2022. The last payment was received in the amount of $594.35 which was applied for xx/XX/2022. The current P&I is $445.33 with an interest rate of 2.625%. The UPB as of the date is mentioned in the updated payment history is in the amount of $xx.

Current employer:  xx type: xx Length of Employment xx: 158 months

No foreclosure activity has been found.
No pertaining bankruptcy-related details have been found
The property is owner occupied and is in average condition. Information regarding the damage and repair is not available in the latest servicing comments. xx:xx:xx	Not Applicable	Appraisal (Incomplete) Hazard Insurance Missing or error on the Rate Lock	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan closed without an appraisal. However, PIW disclosure signed by the borrower is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement is missing from the loan file."
																																																																																							* Missing proof of hazard insurance (Lvl 3) "Hazard insurance policy is missing from the loan file."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
52325268	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,615.35	04/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,278.98	2.990%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	765	703	49.622%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2020 and recorded on xx/XX/2020 in the amount of $xx with MERS as nominee for xx.
No assignments found for the subject mortgage

No active judgments or liens have been found.
The 1st installment of county tax for 2021 has been paid off in the amount of $659.11 on xx/XX/2021 and 2nd installment of $652.08 has also been paid off on xx/XX/2021.
The 3rd installment of county tax for 2021 has been paid off in the amount of $652.08 on xx/XX/2022 and 4th installment of $652.08 has also been paid off on xx/XX/2022.
No prior year delinquent taxes have been found.	According to payment history as of xx/XX/2022, the borrower is currently performing and the next due date for payment is xx/XX/2022. The last payment was received in the amount of $1,278.98 which was applied for due date xx/XX/2022. The current P&I is in the amount of $1,278.98 and current PITI is in the amount of $1,278.98 with an interest rate of 2.990%. The current UPB reflected as per the payment history is in the amount of $xx.	xx:The subject loan is in performing.

According to payment history as of xx/XX/2022, the borrower is currently performing and the next due date for payment is xx/XX/2022. The last payment was received in the amount of $1,278.98 which was applied for due date xx/XX/2022. The current P&I is in the amount of $1,278..98 and current PITI is in the amount of $1,1278.88 with an interest rate of 2.xx%. The current UPB reflected as per the payment history is in the amount of $xx.

Final application is missing from the loan file. However, unable to determine the current employment of borrower.

The loan has never been modified since its originations.
Unable to determine the current occupancy of the subject property. xx: xx: xx:xx:xx	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Age of Loan Loan Value: xx Tape Value: xx |---| -x |----| -x.xxxxx% Comment: Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xxxx    Tape Value: xxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: No Cash-Out Tape Value: Change in Rate/Term Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan closed without an appraisal. However, PIW disclosure signed by the borrower is missing from the loan documents."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3)     "TRID tolerance test is incomplete due to initial CD is missing from loan documents."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 49.622%. Tape shows income miscalculation with borrowers variable and OT income. Recalculated income using YTD pushes DTI higher. Unable to rely on docs in file and unable to calc ATR."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "Loan failed loan failed Initial LE estimate delivery and timing test. Initial LE dated 07/XX/2020 delivered on 07/XX/2020 which is more than 3 business days from initial application date 07/XX/2020."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.622% as the borrower’s income is $3,967.45 and total expenses are in the amount of $1,968.73 and the loan was underwritten by AUS/DU (Lxx d its recommendation is “Accept” with 50%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
70696470	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$868.72	05/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,159.41	2.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	Not Applicable	xx	Secondary	Yes	Yes	No	Unavailable	Not Applicable	30.808%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 and recorded on xx/XX/2021 in the amount of $xx with MERS as nominee for xx,
The chain of assignments not found for the subject mortgage.
No active judgments or liens have been found.
The 1st installment of county tax for 2021-2022 has been paid off in the amount of $434.36 on xx/XX/2022 and 2nd installment of $434.36 has been due on xx/XX/2022.
The 2nd installment of county tax for 2020 has been due in the amount of $188.19 on xx/XX/2022.
No prior year delinquent taxes have been found.	According to payment history as of xx/XX/2022, the borrower is currently performing and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $1,159.49 which was applied for due date xx/XX/2025. The current P&I is in the amount of $1,159.41 and current PITI is in the amount of $1,600.78 with an interest rate of 2.7500%. The current UPB reflected as per the payment history is in the amount of $xx.	xx:The subject loan is performing.

According to payment history as of xx/XX/2022, the borrower is currently performing and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $1,159.41 which was applied for due date xx/XX/2022. The current P&I is in the amount of $1,159.41 and current PITI is in the amount of $1,600.78 with an interest rate of 2.750%. The current UPB reflected as per the payment history is in the amount of $xx.

Current employment is missing from the final application.
The loan has never been modified since its origination.
As per the tape the subject property is owner occupied. xx: xx: xx:xx:xx	Not Applicable	Appraisal (Incomplete) Credit Report Missing Required Disclosures	Field: Age of Loan Loan Value: xx Tape Value: xx |---| -x |----| -x.xxxxx% Comment: Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: -x.xxx% Variance %: -x.xxxxx% Comment: NA. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject closed without an appraisal. However, PIW signed by the borrower is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows Condo is ineligible due to mandatory membership fees to facilities are not owned by HOA. No further details are available."
																																																																																							* Missing Required Disclosures (Lvl 3) "Home loan toolkit is missing from the loan documents."	* Missing credit report (Lvl 2) "Credit report is missing from the loan file."		Minimal	Not Covered	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
15065284	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,247.63	05/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,237.98	2.750%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	768	Not Applicable	23.729%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2020 and recorded on xx/XX/2020 in the amount of $xx with MERS as nominee for xx
The chain of assignments not found for the subject mortgage.
No active judgments or liens have been found.
The 1st installment of county tax for 2022 has been paid off in the amount of $4,123.82 on xx/XX/2022 and 2nd installment of $4,123.81 has been due on xx/XX/2022.
No prior year delinquent taxes have been found.	According to payment history as of xx/XX/2022, the borrower is currently performing and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $2,237.98 which was applied for due date xx/XX/2022. The current P&I is in the amount of $2,237.98 and current PITI is in the amount of $3,062.08 with an interest rate of 2.7500%. The current UPB reflected as per the payment history is in the amount of $xx.	xx:The loan is performing.

According to payment history as of xx/XX/2022, the borrower is currently performing and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $2,237.98 xx which was applied for due date xx/XX/2022. The current P&I is in the amount of $2,237.98 and current PITI is in the amount of $3,062.08 with an interest rate of 2.750%. The current UPB reflected as per the payment history is in the amount of $xx.

As per final application, the borrower xx has been working at xx. as xx III for 8.2 years.

The loan has never been modified since its origination.

As per tape, the subject property is owner occupied. No comment pertaining to the damage on the subject property has been observed.
No evidences have been found regarding the covid-19 impact. xx: xx: xx:xx:xx	Not Applicable	Appraisal (Incomplete) Initial Escrow Acct Disclosure	Field: Age of Loan Loan Value: xx Tape Value: xx |---| -x |----| -x.xxxxx% Comment: NA. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan closed without an appraisal. However, PIW disclosure signed by the borrower is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure signed by borrower is missing from the loan documents."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape shows client has been reported as delinquent for not making their 12/1 payment on time. However, loan cannot be securitized."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
25856087	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,290.55	04/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$671.99	3.375%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	718	Not Applicable	41.906%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2020 and recorded on xx/XX/2020, in the amount of $xx with MERS as nominee for xx.

There is no chain of assignment. Currently the subject loan is with original lender MERS as nominee for xx as it should be with xx

No active judgments or liens have been found.

Annual county taxes of 2021/2022 have been paid in the amount of $3,290.55 on xx/XX/2021.

Monthly county taxes of 2022 have been due in the amount of $59.41.

No prior year delinquent taxes have been found.	According to payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $1,030.09 which was applied for due date xx/XX/2022. The current P&I is in the amount of $671.99 and current PITI is in the amount of $1,030.09 with an interest rate of 3.375%. The current UPB reflected as per the payment history is in the amount of $xx.	xx:According to servicing comments, the current status of the loan is performing.

According to payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $1,030.09 which was applied for due date xx/XX/2022. The current P&I is in the amount of $671.99 and current PITI is in the amount of $1,030.09 with an interest rate of 3.375%. The current UPB reflected as per the payment history is in the amount of $xx.

As per final application, the borrower xx” as a support xx for 9 months.

The latest property inspection report is not available in the loan file to determine current property condition.

No comment pertaining to the damage on the subject property has been observed.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock Origination Appraisal	Field: Age of Loan Loan Value: xx Tape Value: xx |---| -x |----| -x.xxxxx% Comment: NA. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: -x.xxx% Variance %: -x.xxxxx% Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Type of Ownership is Leasehold Or Cooperative (Lvl 4) "As per final title policy is located at “xx” the subject property type is leasehold and the ground lease analysis is located at xx. Subject loan falls within the lease term which is 06/XX/1973 to 2072."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "This loan failed revised closing disclosure delivery waiting period test due to changes before consummation requiring a new waiting period. APR becomes inaccurate."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows that leasehold property with appraisal waiver is not allowed by FNMA."
* Missing Appraisal (Lvl 3)     "Appraisal report prior to closing is missing from the loan documents. However, appraisal report after note date is located at"xx."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
98401624	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,149.00	05/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,757.62	2.625%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	778	Not Applicable	20.413%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 with lender MERS as nominee for xx
There are no active liens and judgments against the borrower.
Taxes for the year 2021 will be due on xx/XX/2022 for the amount of $4149.00. No prior year tax delinquency has been found.	According to the payment history as of xx/XX/2022, the borrower is regular with the payment and the next due date is xx/XX/2022. The last payment was received on xx/XX/2022 for the amount of $3785.76xx. The monthly P&I is in the amount of $1757.62 with an interest rate of 2.625%. The current UPB is reflected in PH for the amount of $xx.	xx:The current status of the loan is performing. According to the payment history as of xx/XX/2022, the borrower is regular with the payment and the next due date is xx/XX/2022. The last payment was received on xx/XX/2022 for the amount of $3785.76xx. The monthly P&I is in the amount of $1757.62 with an interest rate of 2.625%. The current UPB is reflected in PH for the amount of $xx.
No comments have been found regarding the foreclosure and bankruptcy. The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. The borrower is working as xx of xx	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: x Tape Value: xx |---| -x |----| -xx.xxxxx% Comment: As per tape data, Age of loan is xx however note document reflects x. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Seller tape shows subject loan close with no appraisal; however, PIW lost at the time of closing and loan amount was increased by $600.00."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
14921614	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$230.00	04/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,811.55	2.625%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	Yes	797	Not Applicable	37.460%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 which recorded on xx/XX/2021 in the amount of $xx with xx.
There is no chain of assignment as the subject mortgage is with the original lender xx.
No active liens and judgments against the borrower/property.
No delinquent taxes have been found.	According to the payment history as of xx/XX/2022, the borrower is current with the loan. The last payment was received on xx/XX/2022 which was applied to xx/XX/2022. The next due date for payment is xx/XX/2022. The P&I is in the amount of $2,811.55 and PITI is in the amount of $3,216.64. The UPB reflected as per the payment history is in the amount of $xx.	xx:The loan is currently is performing. According to the payment history as of xx/XX/2022, the borrower is current with the loan. The last payment was received on xx/XX/2022 which was applied to xx/XX/2022. The next due date for payment is xx/XX/2022. The P&I is in the amount of $2,811.55 and PITI is in the amount of $3,216.64. The UPB reflected as per the payment history is in the amount of $xx.
Unable to determine the current occupancy and condition of the subject property.
As per the 1003 document the borrower is working as a Partner at “xx   for 3 years.
Covid-19 attestation document is located at “xx	Not Applicable	Appraisal (Incomplete) Initial Escrow Acct Disclosure	Field: Age of Loan Loan Value: xx Tape Value: xx |---| -x |----| -x.xxxxx% Comment: xx. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: xx.xx%.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: xxx View Point Place. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "AUS required Interior and exterior inspection of the property; however, only exterior inspection was done on the property."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial Escrow Account disclosure signed by borrower is missing from loan documents. In this loan file shows initial account disclosure locator [7xx] but signed borrower sign is missing."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "As per seller tape issue shows investor required trust document unable to obtain and borrower unwilling to provide a copy."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
52115916	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,817.00	04/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,147.82	2.990%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	793	Not Applicable	49.258%	First	Final policy	Not Applicable	$50,000.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 and recorded on xx/XX/2021 in the amount of xx

The chain of assignment has been completed. Currently, the assignment is with xx,

1st combined taxes of 2021 have been paid in the amount of $2988.00 on xx/XX/2021.

2ndt combined taxes of 2022 have been paid in the amount of $2829.00 on xx/XX/2022.

No active judgments or liens have been found.

No prior year delinquent taxes have been found.

According to the updated title report dated xx/XX/2022, there is one mortgage have been found. Mortgage amount is $xx which is recorded on xx/XX/2020 with the lender of xx, However; as per subordination agreement, the subject mortgage is at first lien position.	According to the payment history as of xx/XX/2022, the borrower is currently performing and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $1,147.82 which was applied for due date xx/XX/2022. The current P&I is in the amount of $1,147.82 and current PITI is in the amount of $1,727.41 with an interest rate of 2.990%. The current UPB reflected as per the payment history is in the amount of $xx.	xx:According to servicing comments, the loan is in performing.

According to the payment history as of xx/XX/2022, the borrower is currently performing and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $1,727.41 which was applied for due date xx/XX/2022. The current P&I is in the amount of $1,147.82 and current PITI is in the amount of $1,727.41 with an interest rate of 2.990%. The current UPB reflected as per the payment history is in the amount of $xx.

There is no evidence regarding the bankruptcy and foreclosure in the loan file. The borrower’s willingness to pay is good and servicing rating exceeds expectation.

The subject property is owner occupied. No comment pertaining to the damage on the subject property has been observed. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock Origination Appraisal Transmittal (1008)	Field: Age of Loan Loan Value: xx Tape Value: xx |---| -x |----| -x.xxxxx% Comment: NA Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: NA   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: xx.xxx%   Variance %: xx.xxxxx%   Comment: Collateral Value used for Underwriting: $xx Amount of Secondary Lien(s): $xx Loan Amount: $xx CLTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx    Variance:    Variance %:    Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-x Loan Value: Refinance Tape Value: Cash Out Variance: Variance %: Comment: Updated as per final CD. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan fails Qualified Mortgage Lending Policy points and fees test due to fees charged $xx exceeds fees threshold of $8,030.02 Over by +$3,897.58.

The below fees were included in the test:

Mortgage Broker Fee (Indirect) $7,155.75
Points - Loan Discount Fee paid by Borrower: $3,821.85
Underwriting Fee paid by Borrower: $950.00"
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Freddie Mac public guidelines) QM points and fees test due to Fees charged $xx Exceeds Fees threshold of $8,030.02 over by +$3,897.58
 The below fees were included in the test
 Mortgage Broker Fee (Indirect) $7,155.75
Points - Loan Discount Fee paid by Borrower: $3,821.85
Underwriting Fee paid by Borrower: $950.00"
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape data shows defect that TLTV over FHLMC guides. Subject loan CLTV is at 80.650%."
* Missing Appraisal (Lvl 3)     "Appraisal report prior to closing is missing from the loan document, however appraisal report is available at #757699_Springstube_6210201151_SPRINGSTUBE which is after note date."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Transmittal (1008) is Missing (Lvl 3) "Transmittal summary is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 49%. Tape shows DTI 53.14% which would invalidate AUS in file. Further details not provided. Unable to rely on docs in file and unable to calc ATR."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.28%, the borrower's income is $4,986.99 and total expenses are in the amount of $2,456.49 and the loan was underwritten by LP (Loxxand its recommendation is accept with a DTI of 49.00%."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
89221842	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$27,572.69	05/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,074.05	2.875%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	726	Not Applicable	49.809%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 and recorded on xx/XX/2021 in the amount of xx

The chain of assignment has been completed. Currently, the assignment is with xx

No active judgments or liens have been found.

Annual combined taxes of the year 2021-2022 have been paid.

No prior year delinquent taxes have been found.	According to the payment history as of xx/XX/2022, the borrower is current in payment and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $4,565.50 which was applied for due date xx/XX/2022. The current P&I is in the amount of $2,074.05 and current PITI is in the amount of $4,565.50 with an interest rate of 2.875%. The current UPB reflected as per the payment history is in the amount of $xx.	xx:According to servicing comments, the loan is in performing.

According to the payment history as of xx/XX/2022, the borrower is current in payment and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $4,565.50 which was applied for due date xx/XX/2022. The current P&I is in the amount of $2,074.05 and current PITI is in the amount of $4,565.50 with an interest rate of 2.875%. The current UPB reflected as per the payment history is in the amount of $xx.

As per 1008 document located at xx the subject property is owner occupied.

No evidence has been found regarding bankruptcy. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: x Tape Value: xx |---| -x |----| -xx.xxxxx% Comment: Note document reflects age of loan as x months. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: -x.xxx% Variance %: -x.xxxxx% Comment: The borrower’s income is $x,xxx.xx and total expenses are in the amount of $,x,xxx.xx. DTI reflects xx.xxx%. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan fails qualified mortgage lending policy points and fees test due to fees charged $xx. Exceeds fees threshold of $14.694.25. Over by +$6,396.72.
The below fees were included in the test:
Mortgage Broker Fee (Indirect) $xx
Points - Loan Discount Fee paid by Borrower: $6,393.72
Underwriting Fee paid by Borrower: $950.00"
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $xx. Exceeds fees threshold of $xx. Over by +$6,396.72.
The below fees were included in the test:
Mortgage Broker Fee (Indirect) $xx
Points - Loan Discount Fee paid by Borrower: $6,393.72
Underwriting Fee paid by Borrower: $950.00"
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approve/eligible at 49.81%. Tape shows DTI 55.29% which would invalidate AUS in file. Further details not provided. Unable to rely on documents in file and unable to calculate ATR."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.809% as the borrower’s income is $9,166.00 and total expenses are in the amount of $,4,565.49 and the loan was underwritten by DU xx and its recommendation is “Approve/Eligible” with a DTI of 49.81%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
25448591	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$2,222.26	$4,444.52	05/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,764.26	2.990%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Secondary	Yes	Yes	Yes	746	742	28.764%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 with MERS as nominee xx
There is no chain of assignment as the subject mortgage is with the original lender MERS as nominee for xx
No active judgments or liens have been found.
Annual taxes for 2021 have been paid in the amount of $2222.26.
Annual taxes for 2021 have been past due in the amount of $2222.26.
No prior year delinquent taxes have been found.	As per the review of the payment history, the borrower is current with the loan and the next payment is due for xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $2,492.29 which was applied for xx/XX/2022. The current P&I is $1,764.26 and PITI is $2,492.29. The current UPB is $xx.	xx:The loan is currently performing and the next payment is due for xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $2,492.29 which was applied for xx/XX/2022. No records for foreclosure and bankruptcy have been found. No repairs and damages have been found. The borrower 1 xx is retired and borrower 2 xx has been working at xx School as a xx for 15 years. xx:xx:xx	Not Applicable	Field: Age of Loan Loan Value: xx Tape Value: xx |---| -x |----| -x.xxxxx% Comment: NA. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: x.xxx% Variance %: x.xxxxx% Comment: NA. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges than in total cannot increase more than 10% tolerance test. Initial loan estimate dated 02/XX/2021 reflects the sum of Section C fees and recording fee at $1,031.00. However, final closing disclosure dated 04/XX/2021 reflects the sum of Section C and recording fee at $1,195.00. This is a cumulative increase of +$164.00 for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape shows exterior only appraisal was delivered to the investor which was not qualified. However, investor bought back the property from agency before it was discovered that there was an interior/exterior appraisal to satisfy. Also the loan is compliant other than seasoned note."			Moderate	Not Covered	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
69669722	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,570.22	05/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,257.12	2.875%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	810	Not Applicable	28.583%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 and recorded on xx/XX/2021 with the lender MERS as nominee for xx for the amount of $xx.
The chain of assignment has not been completed. No assignments have been found. Currently, the assignment is with the original lender “xx”. The assignment is missing to xx
No active liens and judgments have been found against the borrower and subject property.
First and second installments of county taxes for the year of 2021 have been paid in the amount of $1,785.11 on xx/XX/2021 and $1,785.11 on xx/XX/2021.
No prior year delinquent taxes have been found.	According to latest payment history as of xx/XX/2022, the borrower is current with the loan and the next due date is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $1,630.06 which was applied for the due date xx/XX/2022. The unpaid principal balance is reflected in the amount of $xx. The current P&I is $1,257.12 and the interest rate is 2.875%.	xx:The loan is currently in the performing and the next due date is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $1,630.06 which was applied for the due date xx/XX/2022. The unpaid principal balance is reflected in the amount of $xx. The current P&I is $1,257.12 and the interest rate is 2.875%. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The subject property and the reason for default are unable to be determined. No comment pertaining to the damage on the subject property has been observed.
As per the final application, the borrower is working at xx as a xx from 20 months. xx:xx:xx	Not Applicable	Field: Age of Loan Loan Value: xx Tape Value: xx |---| -x |----| -x.xxxxx% Comment: Note reflects age of loan is xx. Tape Source: Initial Tape Type:
																																																																																				Field: Purpose of Refinance Per Application Loan Value: No Cash-Out Tape Value: Change in Rate/Term Variance: Variance %: Comment: Final application shows purpose of refinance is No Cash-Out. Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows Greater than 80% LTV overlay that not accepting those loans."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
38522394	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$11,152.38	04/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,887.76	2.875%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	32.198%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2020 with the lender MERS as nominee for xx

There is no chain of assignment as the subject mortgage is with the original lender. However, the last assignment should be done with Verus.

No active judgments or liens have been found against the borrower/subject property.

Combined annual installment taxes for 2022 have been paid in the amount of $2,663.00 on xx/XX/2022. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/XX/2022, the borrower is current with the loan. The last payment was received on xx/XX/2022 which was applied to xx/XX/2022. The next due date for payment is xx/XX/2022. The borrower pays the P&I in the amount of $1,887.76 with an interest rate of 2.875%. The current UPB reflected is in the amount of $xx.	xx:As per the review of collection comments, the current status of the loan is performing. According to the payment history as of xx/XX/2022, the borrower is current with the loan. The next due date for payment is xx/XX/2022. The current UPB reflected is in the amount of $xx. The reason for default is unable to be determined. No comments have been found regarding the borrower’s income was impacted by the covid-19 pandemic. No comments have been found regarding the subject property condition. As per the final loan application, the borrower is working at xx LLP as a xx for 12 years. The covid-19 attestation document is located at xx. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: xx Tape Value: xx |---| -x |----| -x.xxxxx% Comment: Age of loan is xx months. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: DTI ratio is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: No Cash-Out Tape Value: Change in Rate/Term Variance: Variance %: Comment: No Cash-out. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "This loan failed the pennsylvania license validation test due to the pennsylvania HB 2179 requires non-exempt mortgage lenders engaged in the business of making mortgage loans to be licensed, effective November 5th, 2008."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows investor sited discrepancy in borrower signature between note and mortgage. No material differences noted in signatures based on review of file."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
74515273	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$10,804.56	04/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,103.45	2.865%	180	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	808	Not Applicable	47.499%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2020 which is held by “MERS as nominee for xx
No assignment has been found. The subject mortgage is with the lender MERS as nominee for xx  xx. However, it should be with xx
There are two state tax liens have been found against xx in the total amount of $112.65 in favor of xx recorded on xx/XX/2012 and xx/XX/2015.
The 1st and 2nd installment county taxes for the year of 2021-2022 have been paid in the total amount of $xx.
No prior year’s delinquent taxes have been found.	The review of payment history shows as of xx/XX/2022, the borrower is current with the loan and the next due date for the payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $4,066.69. The current P&I is $3,103.45 & PITI is $4,066.69. The stated current rate is 2.865%. The UPB amount is $xx.	xx:The loan is currently in performing.
The review of payment history shows as of xx/XX/2022, the borrower is current with the loan and the next due date for the payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $4,066.69. The current P&I is $3,103.45 & PITI is $4,066.69. The stated current rate is 2.865%. The UPB amount is $xx.
As per 1003, the borrower is working at xx Financial for 5 years and 3 months.
As per BPO report located at xx, occupancy of subject property is owner occupied.
The loan originated on xx/XX/2020 and covid-19 attestation is located at xx
There is no post-origination bankruptcy record.
No evidence has been found regarding the foreclosure proceedings on the subject property.
The property is in good condition. xx:xx:xx	Not Applicable	Initial Escrow Acct Disclosure	Field: Age of Loan Loan Value: xx Tape Value: xx |---| -x |----| -x.xxxxx% Comment: Age of loan is xx. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: DTI IS xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xxxx Tape Value: xxxx Variance: Variance %: Comment: Note reflects property address as xxxx Street. Tape Source: Initial Tape Type:	3: Curable	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure is missing from the loan documents."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Seller tape shows the defect is the appraisal. The appraiser provided a form 2055 without the interior inspection component which was allowed by temporary COVID guidelines, however they failed to provide the required supporting information for their assessment of the interior condition of the property."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
68035615	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,845.89	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,245.40	2.875%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	795	Not Applicable	45.173%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 with xx in the amount of xx which was recorded on xx/XX/2021.
There is no chain of assignment as the subject mortgage is with the original lender xx  xx. It should be with xx
There is a sub-ordinated mortgage which was recorded on xx/XX/2018 in the favor of xx
No active judgments or liens have been found.
2nd installment taxes for 2021 have been due in the amount of $1422.94.
No prior year delinquent taxes have been found.	As per the review of the payment history, the borrower is current with the loan and the next payment is due for xx/XX/2022. The last payment received details are unable to determine. The current P&I is $2,245.40 and PITI is $2,588.88. The current UPB is $xx.	xx:The loan is currently performing and the next payment is due xx/XX/2022. The last payment received details are unable to determine. No records for foreclosure and bankruptcy have been found. No repairs and damages have been found. The borrower xx has been working at xx & xx’s xx as an Owner/xx for 5 years. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: xx Tape Value: xx |---| -x |----| -x.xxxxx% Comment: Age of loan is xx. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: -x.xxx% Variance %: -x.xxxxx% Comment: Borrower DTI is xx.xxx%. Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "Subject property is 1 unit primary residence. May be NOO as rental income on subject was used to qualify BWR. Elevated for client review."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "This loan failed the revised loan estimate delivery date test due to the revised loan estimate delivery date is on the initial closing disclosure delivery date. However, the revised loan estimate delivery date is less than 3 business days from initial closing disclosure delivery date."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan approved at 45.173%. Tape shows rental income of subject OO was used to qualify and DTI may be over 54%. Unable to rely on docs in file and unable to calc ATR."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.17% as the borrower’s income is $8,729.13 and total expenses are in the amount of $3,943.21 and the loan was underwritten by DU (xx) and its recommendation is Approve/Eligible with a DTI of 45.17%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
45171441	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,060.85	05/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,422.44	2.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Commercial Prop	Not Applicable	xx	Primary	Yes	Yes	No	776	Not Applicable	29.420%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2020 and recorded on xx/XX/2020 in the amount of $xx with MERS as nominee for xx.

1st combined taxes of 2021 have been paid in the amount of $4,060.85 on xx/XX/2021.

No active judgments or liens have been found.

No prior year delinquent taxes have been found.	According to the payment history as of xx/XX/2022, the borrower is currently performing and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $1,807.66 which was applied for due date xx/XX/2022. The current P&I is in the amount of $1,422.44 and current PITI is in the amount of $1,807.66 with an interest rate of 2.500%. The current UPB reflected as per the payment history is in the amount of $xx.	xx:According to servicing comments, the loan is in performing.

According to the payment history as of xx/XX/2022, the borrower is currently performing and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $1,807.66 which was applied for due date xx/XX/2022. The current P&I is in the amount of $1,422.44 and current PITI is in the amount of $1,807.66 with an interest rate of 2.500%. The current UPB reflected as per the payment history is in the amount of $xx.

Borrower has been working at “xx” as a xx for 1 month.

The subject property is owner occupied. No comment pertaining to the damage on the subject property has been observed.

There is no evidence regarding the bankruptcy and foreclosure in the loan file. The borrower’s willingness to pay is good and servicing rating exceeds expectation.

Further details not provided. xx:xx:xx	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Age of Loan Loan Value: xx Tape Value: xx |---| -x |----| -x.xxxxx% Comment: Age of loan is xx. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: As per tape data, Post Close DTI is xx.xxx%. However Final Application documents reflects as xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Commercial Prop Tape Value: Low Rise Condo (x-x Stories) Variance: Variance %: Comment: Final appraisal report reflect the subject type is commercial property. Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Commercial Prop (Lvl 4) "Tape shows condominium where a limited review was performed after receipt of a condominium questionnaire. Subject condominium is unacceptable for FNMA/FHLMC as there is excess of 35% commercial usage (hotel and retail) within the same development. Elevated for client review."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan closed with no appraisal, however PIW is missing from the loan documents."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test and charges that in total cannot increase more than 10% tolerance test due to loan failed Initial LE estimate delivery and timing test. Initial LE dated 11/XX/2020 delivered on 11/XX/2020 which is more than 3 business days from initial application date 10/XX/2020."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	No Result	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
16020896	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$18,285.32	04/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$6,472.66	2.750%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	746	783	23.364%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 with lender MERS as nominee for xx Company, xx and recorded on xx/XX/2021 for the amount of $xx.
There is junior mortgage originated on xx/XX/2021 with lender xx and recorded on xx/XX/2021 for the amount of $xx.
There are no active liens and judgments against the borrower.
County taxes for the year 2021 have been paid for the amount of $xx. No prior year tax delinquency has been found.	According to the payment history as of xx/XX/2022, the borrower is regular with the payment and the next due date is xx/XX/2022. The last payment was received on xx/XX/2022 for the amount of $8,524.00xx. The monthly P&I is in the amount of $6472.66 with an interest rate of 2.750%. The current UPB is reflected in PH for the amount of $xx.	xx:The current status of the loan is performing. According to the payment history as of xx/XX/2022, the borrower is regular with the payment and the next due date is xx/XX/2022. The last payment was received on xx/XX/2022 for the amount of $xxxx. The monthly P&I is in the amount of $6472.66 with an interest rate of 2.750%. The current UPB is reflected in PH for the amount of $xx.
No comments have been found regarding the foreclosure and bankruptcy. The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. The borrower is working as Principal in xx for 10 years. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: xx Tape Value: xx |---| -x |----| -x.xxxxx% Comment: Note document reflects age of loan as xx. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: The borrower’s income is $xx and total expenses are in the amount of $xx. So calculated DTI ratio is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-x Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase 0% tolerance test. Revised LE dated 11/XX/2021 reflects Points - Loan Discount Fee at $1,024.00. However, Final CD dated 01/XX/2021 reflects Points - Loan Discount Fee at $xx. This is increase of charges by +$xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape shows rate and term refinance paying off seasoned HELOC and missing evidence no draws taken within 12 months of closing."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan approved at 23.364%. Tape shows SE declining income and missing SE business bank statements. Further details not provided. Unable to rely on docs in file and unable to calc ATR."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
70853895	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,172.70	04/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,223.49	3.000%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	41.543%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 which recorded on xx/XX/2021 in the amount of $xx with xx
There is no chain of assignment as the subject mortgage is with the original lender xx
No active liens and judgments against the borrower/property.
No delinquent taxes have been found.	According to the payment history as of xx/XX/2022, the borrower is current with the loan. The last payment was received on xx/XX/2022 which was applied to xx/XX/2022. The next due date for payment is xx/XX/2022. The P&I is in the amount of $1,223.49 and PITI is in the amount of $1,680.55. The UPB reflected as per the payment history is in the amount of $xx.	xx:The loan is currently is performing. According to the payment history as of xx/XX/2022, the borrower is current with the loan. The last payment was received on xx/XX/2022 which was applied to xx/XX/2022. The next due date for payment is xx/XX/2022. The P&I is in the amount of $1,223.49 and PITI is in the amount of $1,680.55. The UPB reflected as per the payment history is in the amount of $xx.
Unable to determine the current occupancy and condition of the subject property.
As per the 1003 document no details have been provided regarding borrower’s current employer details. xx:xx:xx	Not Applicable	Credit Report	Field: Age of Loan Loan Value: xx Tape Value: xx |---| -x |----| -x.xxxxx% Comment: xx. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan fails Qualified Mortgage Lending Policy Points and Fees Test due to Fees charged $8,493.70 Exceeds Fees threshold of $8,413.92 Over by +$79.78. The below fees were included in the test.
Commitment Fee paid by Borrower: $1,595.00
Points - Loan Discount Fee paid by Borrower: $6,898.70"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 01/XX/2017 reflects Points - Loan Discount Fee at $5,712.00. However, CD dated 04/XX/2021 reflects Points - Loan Discount Fee at $6,898.70. This is an increase in fee of $1,186.70 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to Fees charged $8,493.70 Exceeds Fees threshold of $8,413.92 Over by +$79.78. The below fees were included in the test.
Commitment Fee paid by Borrower: $1,595.00
Points - Loan Discount Fee paid by Borrower: $6,898.70"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 42%. Tape shows profit and loss statement of business is missing. Unable to rely on documents in file and unable to calculate ATR."
																																																																																								* Missing credit report (Lvl 2) "Credit report is missing from the given loan file."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
23178769	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,184.38	04/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,305.62	3.250%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	706	Not Applicable	38.474%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The updated title report dated xx/XX/2022 shows that the mortgage was originated on xx/XX/2021 with xx, in the amount of $xx. The subject mortgage was recorded on xx/XX/2021 with the instrument # xx.
The first installments of county taxes for the year of 2022 have been paid in the amount of $1092.24. The second installments of county taxes for the year 2022 are due in the amount of $1092.14 for the due date of xx/XX/2022.	The review of the payment history shows that the borrower is current with the loan and the next due date is for xx/XX/2022. The last payment was received on xx/XX/2022, in the amount of $1,305.62, which was applied for xx/XX/2022. The UPB stated in the payment history is $xx. xx P&I is $1,305.62 and PITI is $1,583.60, with the interest rate of 3.25%.	xx:The review of comment history shows that the borrower is current with the loan.

The next due date is for xx/XX/2022. The last payment was received on xx/XX/2022, in the amount of $1,305.62, which was applied for xx/XX/2022. The UPB stated in the payment history is $xx. xx P&I is $1,305.62 and PITI is $1,583.60, with the interest rate of 3.25%.
The property is owner occupied. No damage or repair to the property has been found. xx:xx:xx	Not Applicable	Transmittal (1008)	Field: Age of Loan Loan Value: xx Tape Value: xx |---| -x |----| -x.xxxxx% Comment: Age of loan is xx. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: DTI is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx Variance:    Variance %:    Comment: Note reflects original note address as xxxx    Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Manufactured Housing Tape Value: Single Family Variance: Variance %: Comment: The property is MH. Tape Source: Initial Tape Type:	4: Unacceptable	* Property Marketability Issues (Lvl 4) "Subject file shows discrepancy in property type. Appraisal shows subject is a modular home. UT shows MH application for same lot. Home does show as affixed and may be a modular home based on review of appraisal. Comps used are dissimilar. Elevated for client review."	* Loan does not conform to program guidelines (Lvl 3) "Seller tape shows defective agency loan. Further details are not provided."
* Transmittal (1008) is Missing (Lvl 3) "Transmittal summary with P&I $1,305.62 is missing from the loan documents."	* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the post-consummation cure reimbursement and revised closing disclosure delivery date test due to the post-consummation revised closing disclosure delivery date 7/XX/2021 is more than 60 calendar days after the consummation date 4/XX/2021.

Subject loan is a refinance, originated on 4/XX/2021 and the SOL is 3 years."
																																																																																								* Property is Manufactured Housing (Lvl 2) "The appraisal report dated 2/XX/2021 (xx) shows the subject property is manufactured home. The affidavit of affixation is found xx) which states that the home is fixed to permanent foundation system. The Alta-7 endorsement for manufactured home attached with the title policy."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
18224245	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	04/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,207.23	2.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	749	695	41.709%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 and recorded on xx/XX/2021, in the amount of $xx with MERS as nominee for xx

There is no chain of assignment. Currently, the subject loan is with original lender MERS as nominee for xx  as it should be with xx

There is a prior civil judgment in favor of xx., : xx which was recorded on xx/XX/2013, in the amount of $xx. However, the defendant’s name does not match with subject borrower.

No prior year delinquent taxes have been found.	According to payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $3,286.16 which was applied for due date xx/XX/2022. The current P&I is in the amount of $2,207.23 and current PITI is in the amount of $3,286.16 with an interest rate of 2.875%. The current UPB reflected as per the payment history is in the amount of $xx.	xx:According to servicing comments, the current status of the loan is performing.

According to payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $3,286.16 which was applied for due date xx/XX/2022. The current P&I is in the amount of $2,207.23 and current PITI is in the amount of $3,286.16 with an interest rate of 2.875%. The current UPB reflected as per the payment history is in the amount of $xx.

As per final application, the borrower xx Becker is self-employed. She is the partner at “B and S Management” for 3 years.

No comment pertaining to the damage on the subject property has been observed.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: x Tape Value: xx |---| -x |----| -xx.xxxxx% Comment: Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -xx.xxx%   Variance %: -xx.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: $xxxx.xx   Variance %: x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "This loan failed the Pennsylvania license validation test due to the Pennsylvania HB 2179 requires non-exempt mortgage lenders engaged in the business of making mortgage loans to be licensed, effective November 5th, 2008."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by borrower is missing from loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 42%. Tape show lack of income documentation and DTI may rise to 55%. Unable to rely on docs in file and unable to calc ATR."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
87616126	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,670.18	04/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,069.70	3.125%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	699	616	49.897%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2020 and recorded on xx/XX/2020 with the lender MERS as nominee for xx
No assignments have been found. Currently, the assignment is with the original lender “xx
No active liens and judgments have been found against the borrower and subject property.
County annual taxes for the year of 2021 have been paid in the amount of $3,670.18 on xx/XX/2021.
No prior year delinquent taxes have been found.	According to latest payment history as of xx/XX/2022, the borrower is current with the loan and the next due date is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $1,069.70 which was applied for the due date xx/XX/2022. The unpaid principal balance is reflected in the amount of $xx. The current P&I is $1,069.70 and the interest rate is 3.125%.	xx:The loan is currently in the performing and the next due date is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $1,069.70 which was applied for the due date xx/XX/2022. The unpaid principal balance is reflected in the amount of $xx. The current P&I is $1,069.70 and the interest rate is 3.125%. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The subject property and the reason for default are unable to be determined. As per the comment dated xx/XX/2022, there is payment dispute was completed. No further details have been found. No comment pertaining to the damage on the subject property has been observed.
As per the final application, the borrower is working at xx as a xx from 34 months.
Covid-19 attestation is located at “xx	Not Applicable	Mortgage Insurance	Field: Age of Loan Loan Value: xx Tape Value: xx |---| -x |----| -x.xxxxx% Comment: Age of loan reflects xx. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: As per final xxxx borrower income is $x,xxx.xx and total expenses is $x,xxx.xx. DTI is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Mortgage Type   Loan Value: FHA   Tape Value: Conventional   Variance:    Variance %:    Comment: As per final xxxx mortgage type reflects FHA.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: $xxxx.xx   Variance %: x.xxxxx%   Comment: Original appraised value reflects $xx   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value:xx Tape Value:xx Variance: Variance %: Comment: As per note property street address reflects xxLane. Tape Source: Initial Tape Type:	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.897% as the borrower’s income is $7,241.19 and total expenses are in the amount of $3,613.13 and the loan was underwritten by DU (Locator# xx) and its recommendation is Refer/Eligible with a DTI of 49.90%."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan failed the FHA QM Rebuttable Presumption test due to fees charged: $7,392.66 fees threshold : $7,113.18 over by +$279.48.

The following fees were included in the test:
Document Preparation Fee paid by Borrower: $250.00
Loan Origination Fee paid by Borrower: $2,454.00
Points - Loan Discount Fee paid by Borrower: $3,333.66
Processing Fee paid by Borrower: $550.00
Tax Service Fee paid by Borrower: $81.00
Underwriting Fee paid by Borrower: $724.00

2. Loan failed the Qualified Mortgage Lending Policy points and fees test due to fees charged: $7,392.66 fees threshold: $7,113.18 over by +$279.48.

The following fees were included in the test:
Document Preparation Fee paid by Borrower: $250.00
Loan Origination Fee paid by Borrower: $2,454.00
Points - Loan Discount Fee paid by Borrower: $3,333.66
Processing Fee paid by Borrower: $550.00
Tax Service Fee paid by Borrower: $81.00
Underwriting Fee paid by Borrower: $724.00"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges than in total cannot increase more than 10% tolerance test. LE dated 7/XX/2020 reflects the sum of Section C fees at $1,804.00 . However, CD dated 7/XX/2020 reflects the sum of Section C at $2,209.00. This is a cumulative decrease of $44.60 for charges that in total cannot decrease more than 10% test. COC for increase in fee is missing from the loan documents."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to Fees charged $7,392.66 exceeds fees threshold of $7,113.18 over by +$279.48.

The below fees were included in the test:
Document Preparation Fee paid by Borrower: $250.00
Loan Origination Fee paid by Borrower: $2,454.00
Points - Loan Discount Fee paid by Borrower: $3,333.66
Processing Fee paid by Borrower: $550.00
Tax Service Fee paid by Borrower: $81.00
Underwriting Fee paid by Borrower: $724.00"
																																																																																							* MI, FHA or MIC missing and required (Lvl 3) "This is an FHA loan. However, the mortgage insurance certificate is missing from loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed FHA QM Safe Harbor Test threshold test due to APR calculated 4.395% exceeds APR threshold of 5.082% over by +0.687%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
59272481	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,753.88	05/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,585.17	2.250%	360	xx	xx	VA	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	799	Not Applicable	Not Applicable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 with lender MERS as nominee for xx
There is prior hospital lien recorded on xx/XX/2020 for the amount of $505.00 in the favor of xx
Taxes for the year 2021 have been paid for the amount of $2876.94. The taxes for the year 2022 will be due on xx/XX/2022 for the amount of $2876.94. No prior year tax delinquency has been found.	According to the payment history as of xx/XX/2022, the borrower is regular with the payment and the next due date is xx/XX/2022. The last payment was received on xx/XX/2022 for the amount of $2183.86xx. The monthly P&I is in the amount of $1585.17 with an interest rate of 2.250%. The current UPB is reflected in PH for the amount of $xx.	xx:The current status of the loan is performing. According to the payment history as of xx/XX/2022, the borrower is regular with the payment and the next due date is xx/XX/2022. The last payment was received on xx/XX/2022 for the amount of $2183.86xx. The monthly P&I is in the amount of $1585.17 with an interest rate of 2.250%. The current UPB is reflected in PH for the amount of $xx.
No evidences have been found regarding the foreclosure and bankruptcy as the latest CH is missing. Unable to determine to occupancy. The borrower is working as xx in Department of xx for 3 years. xx:xx:xx	Not Applicable	Initial Escrow Acct Disclosure	Field: Original Note Doc Date Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx |---| xx (Days) |----| Comment: The Note reflects the Original Note document date as xx/XX/xxxx. Tape Source: Initial Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: x.xxx% Variance %: x.xxxxx% Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. LTV = xx.xxx%. Tape Source: Initial Tape Type:	3: Curable	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure is not executed by borrowers."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Seller tape shows in VA IRRRL streamline refinance loans, there should be waiting period or gap between of 210 days from the first payment date of existing mortgage which is getting paid off and between closing of our new subject loans. In this loan the waiting period is not satisfied."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
69261364	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,884.52	04/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,044.95	3.500%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	691	709	42.906%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 and recorded on xx/XX/2021, in the amount of xx
There is no chain of assignment. Currently the subject loan is with original lender xx

There are 2 prior state tax liens against the borrower in favor of xx  which were recorded on xx/XX/2016 and xx/XX/2019 in the total amount of $xx.

There is a prior credit card judgment against the borrower in favor of xx which was recorded on xx/XX/2019 in the amount of $xx.

There is a credit card judgment against the borrower in favor of xx which was recorded on xx/XX/2021. However, the amount of judgment is not mentioned on the supportive document.

1st and 2nd county taxes of 2021 have been paid in the total amount of $8,884.52.

No prior year delinquent taxes have been found.	According to payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $2,994.92 which was applied for due date xx/XX/2022. The current P&I is in the amount of $2,044.95 and current PITI is in the amount of $2,994.92 with an interest rate of 3.500%. The current UPB reflected as per the payment history is in the amount of $xx.	xx:The current status of the loan is performing.

According to payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $2,994.92 which was applied for due date xx/XX/2022. The current P&I is in the amount of $2,044.95 and current PITI is in the amount of $2,994.92 with an interest rate of 3.500%. The current UPB reflected as per the payment history is in the amount of $xx.

Covid-19 attestation is available in the loan file located at “xx =”.

Unable to confirm the current employment details from available documents and collection comments.

The latest property inspection report is not available in the loan file to determine current property condition.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found. xx:xx:xx	Not Applicable	Appraisal (Incomplete) Initial Escrow Acct Disclosure Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| -x.xxx% |----| -x.xxxxx% Comment: NA Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: x/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: xxx (Days)   Variance %:    Comment: Updated as per note document.   Tape Source: Initial   Tape Type:
Field: Property Postal Code Loan Value: xx Tape Value: xxxxx Variance: Variance %: Comment: Updated as per note document. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The subject loan closed with exterior only appraisal and tape shows that full appraisal was required. However, the full appraisal is missing from the loan document."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges than in total cannot increase more than 10% tolerance test. Initial LE dated 10/XX/2020 reflects recording fee at $180.00. However, final CD dated 03/XX/2021 reflects recording fee at $280.00. This is a cumulative increase of +$82.00 for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure signed by borrower is missing from loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
37437093	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,992.79	03/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,196.08	5.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	732	770	37.582%	First	Short Form Policy	Not Applicable	Not Applicable	05/XX/2021	$222,964.49	Not Applicable	2.875%	$782.20	05/XX/2021	Financial Hardship	As per the review of the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2018 in the amount of xx which was recorded on xx/XX/2018 in the favor of MERS as nominee for xx
There is no chain of assignment as the subject mortgage is with the original lender MERS as nominee for xx  However, it should be with xx.
No active judgments or liens have been found.
Annual combined taxes for 2021 have been paid in the amount of $3992.79.
No prior year delinquent taxes have been found.	As per the review of the payment history, the borrower is current with the loan and the next payment is due for xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $1,593.62 which was applied for xx/XX/2022. The current P&I is $782.20 and PITI is $1,593.62. The current UPB is $xx.	xx:The loan is currently performing and the next payment is due for xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $1,593.62 which was applied for xx/XX/2022. No records for foreclosure and bankruptcy have been found. Unable to determine the current occupancy and condition of the property. xx:xx:xx	This loan modification agreement was signed between the borrower xx and the lender xx on 5/XX/2018. The UPB is $xx. The borrower promises to pay P&I in the amount of $782.20 with an interest rate of 2.875%, beginning from 5/XX/2021. The maturity is 4/XX/2061.	Initial Escrow Acct Disclosure Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| x.xxx% |----| x.xxxxx% Comment: Update as per xxxx. Tape Source: Initial Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xxx   Tape Value: xxx   Variance: -xxx   Variance %: -xx.xxxxx%   Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: $xxxxxx.xx   Variance: $xxxxx.xx   Variance %: x.xxxxx%   Comment: Update as per xxxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx Tape Value: xxxxxxxxxxxxxxx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 11/XX/2018 does not reflect Points - Loan Discount Fee. However, CD dated 11/XX/2018 reflects Points - Loan Discount Fee at $527.50. This is an increase in fee of $527.50 for charges that cannot increase.

Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 11/XX/2018 does not reflect Appraisal Re-Inspection Fee. However, CD dated 11/XX/2018 reflects Appraisal Re-Inspection Fee at $150.00. This is an increase in fee of $150.00 for charges that cannot increase."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure signed by the borrower is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 37.58%. Tape shows income misrepresentation. Unable to rely on documents in file and unable to calculate ATR."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
13500768	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,713.28	04/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$762.51	3.125%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	673	681	39.491%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2020 and recorded on xx/XX/2021 with the lender MERS as nominee for xx
No assignments have been found. Currently, the assignment is with the original lender “MERS as nominee for xx  The assignment is missing to
No active liens and judgments have been found against the borrower and subject property.
There is a junior mortgage was originated on xx/XX/2021 and recorded on xx/XX/2022 with the lender “xx” for the amount of $xx.
First and second installments of county taxes for the year of 2022 have been paid in the amount of $1,678.32 on xx/XX/2022 and $1,678.32 on xx/XX/2022.
County annual taxes for the year of 2021 have been paid in the amount of $6,713.28 on xx/XX/2021.
No prior year delinquent taxes have been found.	According to latest payment history as of xx/XX/2022, the borrower is current with the loan and the next due date is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $1,409.08 which was applied for the due date xx/XX/2022. The unpaid principal balance is reflected in the amount of $xx. The current P&I is $762.51 and the interest rate is 3.125%.	xx:The loan is currently in the performing and the next due date is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $1,409.08 which was applied for the due date xx/XX/2022. The unpaid principal balance is reflected in the amount of $xx. The current P&I is $762.51 and the interest rate is 3.125%. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. As per the comment dated xx/XX/2021, the subject property is unknown occupied. As per the comment dated xx/XX/2021, the subject property is located in natural FEMA disaster area due to hurricane. According to comment dated xx/XX/2021, the subject property was damaged. The property needs repairs. The property has flooded. However, we are unable to determine whether the repairs have been completed or not as latest servicing comments do not provide any information regarding the damages. No details have been found regarding the insurance claim.
As per the final application, the borrower is retired.
Covid-19 attestation is located at “xx	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| x.xxx% |----| x.xxxxx% Comment: Total Original T&I for Debt Ratios: (Real Estate Taxes $xxx.xx + Hazard Insurance $xx.xx + Flood Insurance $xx + MI $xx + HOA Dues $xx ) equals $x,xxx.xx and All Other Monthly payments are $xxx.xx. The Borrowers Total Monthly income Verified as $x,xxx.xx. Hence, Post-Close DTI per xxxx is xx.xxx%. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: $xxxxxx.xx   Tape Value: $xxxxxx.xx   Variance: $xxxx.xx   Variance %: x.xxxxx%   Comment: Appraisal report in loan file reflects appraised value in the amount of $xx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Collateral Value used for Underwriting $xx. Secondary Lien $xxx.xx Loan Amount $xx. CLTV=xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Collateral Value used for Underwriting $xx. Loan Amount $xx. CLTV=xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxNNNNNNNNNN   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxx   Tape Value: NNNNNNNNNxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-x Loan Value: Refinance Tape Value: Cash Out Variance: Variance %: Comment: Final CD reflects cash to in the amoun tof $x,xxx.xx. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan fails Compliance Ease delivery and timing test for Loan Estimate dated 12/XX/2020. Document tracker is missing and 3 business days were added to get receipt date 12/XX/2020 which is not within 3 business days from the Consummation date 12/XX/2020."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "Loan failed the New Jersey Mortgage Banker or Correspondent Mortgage Banker License prohibited fees test. The below fees were included in the test.
Title Closing Protection Letter paid by Borrower: $75.00
Title Mortgage release tracking fee paid by Borrower: $75.00
Title notice of settlement / Doc handling fee paid by Borrower: $20.00
Title tax status research fee paid by Borrower: $35.00
Title transaction mgmt platform fee paid by Borrower: $30.00
Title wire Fee paid by Borrower: $75.00"
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to Fees charged $5,340.00 Exceeds Fees threshold of $5,141.65 Over by +$198.35. The below fees were included in the test.
Commitment Fee paid by Borrower: $445.00
Points - Loan Discount Fee paid by Borrower: $4,895.00

Loan fails Qualified Mortgage Lending Policy Points and Fees Test due to Fees charged $5,340.00 Exceeds Fees threshold of $5,141.65 Over by +$198.35. The below fees were included in the test.
Commitment Fee paid by Borrower: $445.00
Points - Loan Discount Fee paid by Borrower: $4,895.00"
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape data shows issue with "We didn't meet 2 year seasoning requirements for a pre foreclosure sale. Pre foreclosure sale completed 5/XX/2019 and new loan disbursement 01/XX/2021", No farther details have been found in the loan file."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
7440345	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$234.90	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$760.53	4.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	706	Not Applicable	44.077%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2019 with lender MERS as nominee for xx Mortgage and recorded on xx/XX/2019 for the amount of $xx.
There is code enforcement lien recorded on xx/XX/2020 in the favor of xx county xx  However, the amount of lien is not available in the supportive document.
County taxes for the year 2021-22 have been paid for the amount of $234.90. No prior year tax delinquency has been found.	According to the payment history as of xx/XX/2022, the borrower is regular with the payment and the next due date per tape is xx/XX/2022. The last payment received is unable to be determined. The monthly P&I is in the amount of $760.53 with an interest rate of 4.00% and the PITI is $1046.86. The current UPB is reflected in PH for the amount of $xx.	xx:The current status of the loan is performing. According to the payment history as of xx/XX/2022, the borrower is regular with the payment and the next due date per tape is xx/XX/2022. The last payment received is unable to be determined. The monthly P&I is in the amount of $760.53 with an interest rate of 4.00% and the PITI is $1046.86. The current UPB is reflected in PH for the amount of $xx.
No comments have been found regarding the foreclosure and bankruptcy. The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. The borrower is xx in Scheduled C xx for 5 years. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| x.xxx% |----| x.xxxxx% Comment: The borrower’s income is $x,xxx.xx and total expenses are in the amount of $x,xxx.xx. Hence calculated DTI ratio is xx.xxx%. Tape Source: Initial Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: $xxxx.xx   Variance %: x.xxxxx%   Comment: appraisal report reflects original appraised value as $xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: mmmmxxxxxxxxxxxxxxxxxxxx   Tape Value: x   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xxxxxxxxxxxxxxxxxxxxmmmm Tape Value: x Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed lender credits that cannot decrease 0% tolerance test. Initial CD dated 07/XX/2019 reflects non-specific lender credits at $267.36. However, CD dated 08/XX/2019 reflects non-specific lender credits at $253.29. This is a decrease in fee of -$14.07 for lender credits that cannot decrease. Valid COC for the decrease in fee is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape shows aged loan. Further details not provided."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.077%, the borrower’s income was $2,391.25 and total expenses are in the amount of $1,053.98 and the loan was underwritten by LP (xx) and its recommendation is “Accept” with a DTI of 44.00%."		Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
25161694	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,474.96	03/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$629.71	3.125%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Secondary	Yes	Yes	No	637	Not Applicable	32.202%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the pro-title dated xx/XX/2022 reflects that the subject mortgage originated on xx/XX/2020 with the lender “xx, .” in the amount of $xx which was recorded on xx/XX/2020.
The chain of the assignment has been completed. The latest assignment is with “xx,
No active liens and judgments have been found against the borrower and the property.
The town taxes for the year of 2021 have been paid off in the amount of $6,474.96.
No prior year’s delinquent taxes have been found.	As per review of latest payment history as of xx/XX/2022 the loan is performing and borrower has been making his monthly payments regularly. The last payment was received on xx/XX/2022 in the amount of $1,187.95 with interest rate of 3.125% and P&I $629.71 for the due date of xx/XX/2022. The next due date is xx/XX/2022. The latest payment history reflects the UPB in the amount of $xx.	xx:
As per review of latest payment history as of xx/XX/2022 the loan is performing and borrower has been making his monthly payments regularly. The last payment was received on xx/XX/2022 in the amount of $1,187.95 with interest rate of 3.125% and P&I $629.71 for the due date of xx/XX/2022. The next due date is xx/XX/2022. The latest payment history reflects the UPB in the amount of $xx.
No visible damages/repairs have been found.
No evidences have been found regarding foreclosure process and bankruptcy case.
As per 1003 document, borrower is working at “xx + xx.” as “xx” from 21 years and 4 months. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: xx Tape Value: xx |---| -x |----| -xx.xxxxx% Comment: NA. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Borrower DTI ratio percent as xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: x/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: xx (Days)   Variance %:    Comment: First payment date as xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xxx   Tape Value: xxx   Variance: -x   Variance %: -x.xxxxx%   Comment: NA.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxNNNNNNNNNNNN   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xxxxxxxxxxxxxxx Tape Value: NNNNNNNNNNNNxxxxxxxxxxxx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "Subject approved as OO but seller defect shows property is NOO. Elevated for client review."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase TILA Test Failed (Lvl 2) "Finance charge disclosed on final CD as $xx. Calculated finance charge is $xx for an under disclosed amount of $1,256.00. Reason for finance charge under disclosure is unknown as the fee itemization is missing.

																																																																																								Subject loan is a refinance, originated on 12/XX/2020 and the SOL is 3 years."		Moderate	Not Covered	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
58788254	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$4,967.98	$8,996.34	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,850.91	4.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	737	Not Applicable	37.372%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2014 with lender MERS as nominee for xx Mortgage and recorded on xx/XX/2014 for the amount of $xx.
There is child support lien recorded on xx/XX/2012 with lender xx  However, the amount of the child support lien is not available in the supportive document.
Taxes for the year 2021-2022 have been paid for the amount of $4498.17. However, the taxes for the year 2021 are delinquent for the amount of $4967.98 with good through as xx/XX/2022.	According to the payment history as of xx/XX/2022, the borrower is regular with the payment and the next due date per tape is xx/XX/2022. The last payment received date is unable to be determined. The monthly P&I is in the amount of $1850.91 with an interest rate of 4.625% and the PITI is $3104.60. The current UPB is reflected in PH tape for the amount of $xx.	xx:The current status of the loan is performing. According to the payment history as of xx/XX/2022, the borrower is regular with the payment and the next due date per tape is xx/XX/2022. The last payment received date is unable to be determined. The monthly P&I is in the amount of $1850.91 with an interest rate of 4.625% and the PITI is $3104.60. The current UPB is reflected in PH tape for the amount of $xx.
No comments have been found regarding the foreclosure and bankruptcy. The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. The borrower is working as Sr. xx in xx System for 12 months. xx:xx:xx	Not Applicable	Good Faith Estimate Hazard Insurance Missing Required Disclosures	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| x.xxx% |----| x.xxxxx% Comment: The borrower’s income is $x,xxx.xx and total expenses are in the amount of $x,xxx.xx. So calculated DTI ratio is xx.xxx%. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: mxxmxxmmmmmmmmmmmmmmmmmm   Tape Value: xxxxxxxxxxxx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: mmmmmmmmmmmmmmmmmmxxmxxm   Tape Value: xxxxxxxxxxxx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: The Note signed on xx/XX/xxxx reflects the property address as xxx e Source: Initial Tape Type:	3: Curable	* Good Faith Estimate missing or unexecuted (Lvl 3) "Final GFE is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 3)     "Hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "Home loan toolkit is missing from the loan documents."
* Missing Required Disclosures (Lvl 3) "Settlement services provider list is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan approved at 37.372%. Tape shows income misrepresentation and missing evidence required funds to close $xx. Unable to rely on docs in file and unable to calc ATR."
* ComplianceEase TILA Test Failed (Lvl 2)     "Finance charge disclosed on Final HUD-1 as $xx. Calculated Finance charge is $xx for an under disclosed amount of -$708.44. Reason for Finance Charge under disclosure is unknown as the Fee Itemization is missing.

																																																																																								Subject loan is a purchase, originated on 2/XX/2014 and the SOL is 1 year."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
6313816	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,477.48	03/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,283.87	5.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	4 Family	xx	xx	Investor	Yes	Yes	No	711	Not Applicable	47.333%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the pro-title dated xx/XX/2022 reflects that the subject mortgage was originated on xx/XX/2020 with the lender MERS as nominee for xx which was recorded on xx/XX/2020 for the amount of $xx.

No chain of assignment has been found.

No active liens and judgments have been found.

County annual taxes of 2021/2022 have been paid in the amount of $6477.48 on xx/XX/2022.	According to the payment history as of xx/XX/2022, the borrower is current with the loan. The last was payment received on xx/XX/2022, the payment applied date was xx/XX/2022 and the next due date for payment is xx/XX/2022. The P&I is in the amount of $1,283.87. The UPB reflected as per the payment history is in the amount of $xx.	xx:The loan is performing. According to the payment history as of xx/XX/2022, the borrower is current with the loan. The last was payment received on xx/XX/2022, the payment applied date was xx/XX/2022 and the next due date for payment is xx/XX/2022. The P&I is in the amount of $1,283.87. The UPB reflected as per the payment history is in the amount of $xx.

As per the final 1003 the borrower is an xx at Location sound corporation since last 22 years. Unable to be determine the reason for default. The subject property is owner occupied. No details have been found for damage or repairs. No details have been found for foreclosure and bankruptcy. xx:xx:xx	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| x.xxx% |----| x.xxxxx% Comment: NA. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: $xxxxxx.xx   Tape Value: $xxxxxx.xx   Variance: $xxxx.xx   Variance %: x.xxxxx%   Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $xxxx.xx   Tape Value: $xxxx.xx   Variance: $-xxx.xx   Variance %: -xx.xxxxx%   Comment: NA.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxxN   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: Nxxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
																																																																																				Field: Property Address Street Loan Value:xx Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Subject is NOO. Tape shows borrower is laid off due to pandemic. After refurbished again borrower was hired for the job. Also borrower is self-employed and had plenty of deductables, after few days of funding borrower was again laid off with his job. May 2020 was the first due date."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
39657387	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,253.65	04/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$713.50	2.750%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	630	Not Applicable	28.606%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2022 shows that the subject mortgage was originated on xx/XX/2021 and was recorded on xx/XX/2021 in the amount of $xx, with MERS as nominee for xx & xx, recorded with the Instrument#xx.

There is no chain of assignment as the subject mortgage is with the original lender MERS as nominee for xx & xx. However, it should be with

No active liens and judgments have been found against borrower and property.

There are no prior year real estate delinquent taxes.	According to the payment history as of xx/XX/2022, the borrower is current with the loan. The last payment was received on xx/XX/2022, which was applied for the due date of xx/XX/2022 and the next due date for payment is xx/XX/2022.The P&I is in the amount of $713.50 and PITI is in the amount of $931.28. The UPB reflected as per the payment history is in the amount of $xx.	xx:The current status of the loan is performing.
According to the payment history as of xx/XX/2022, the borrower is current with the loan. The last payment was received on xx/XX/2022, which was applied for the due date of xx/XX/2022 and the next due date for payment is xx/XX/2022.The P&I is in the amount of $713.50 and PITI is in the amount of $931.28. The UPB reflected as per the payment history is in the amount of $xx.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence of damage or repairs has been found.
No evidence has been found regarding COVID-19.
As per the 1003, the borrower is working at “xx	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	Field: Borrower #x Middle Name Loan Value: xx Tape Value: DE |---| |----| Comment: Note reflects borrower middle Name as xx Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xx  Tape Value: OCA   Variance:    Variance %:    Comment: Note reflects borrower last Name as xx.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: $-xxxx.xx   Variance %: -x.xxxxx%   Comment: Appraisal report reflects appraised value is $xx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxx   Tape Value: xxxxxxxxxxNNNNNNNNNNNNNN   Variance:    Variance %:    Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xxxxxxxxxxxx Tape Value: NNNNNNNNNNNNNNxxxxxxxxxx Variance: Variance %: Comment: updated as per review. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows Uninsured FHA. Mortgage Credit Reject (MCR) was not addressed on the LT by the underwriter. Appraisal expired one day before funding. FHA Case # cancelled on 07/XX/21. UFMIP refund applied to principal on 10/XX/21. MMI removed from monthly payment effective 09/XX/21. MMI refunds were applied to principal on 05/XX/21 & 10/XX/21. Notification letter sent to borrower and delivery confirmed."
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage insurance certificate is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock Agreement is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
81963076	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,923.29	02/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,710.49	3.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	642	Not Applicable	37.982%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2022 reflects that the subject mortgage was originated on xx/XX/2021 with the lender MERS as nominee for xx,, xx in the amount of $xx, which was recorded on xx/XX/2021 Instrument# | Book/Page# xx.
The chain of the assignment has not been completed. Currently, the mortgage assignment is with MERS as nominee for xx  which was recorded on xx/XX/2021.  However, this should be with
No active liens and judgments have been found against the borrower and the property.
No prior year’s delinquent taxes have been found.	According to a review of the payment history as of xx/XX/2022, the loan is currently performing and the next due date for the regular payment is xx/XX/2022. The last payment was received on xx/XX/2022 total in the amount of PITI $2,935.92 which includes P&I $1,710.49 with the rate of interest 3.875%, which was applied for the due date of xx/XX/2022. The UPB reflected in the latest payment history is in the amount of $xx.	xx:According to the review of the servicing comments, the current status of loan is performing. The next due date for the regular payment is xx/XX/2022. The UPB reflected in the latest payment history is in the amount of $xx.
Covid-19 attestation is located at “xx.pdf pg#
The borrower xx has been working at xx as xx for 13 years.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No details have been found regarding damage. xx:xx:xx	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| x.xxx% |----| x.xxxxx% Comment: Tape Source: Initial Tape Type:
Field: Payment History String   Loan Value: xxxxxx   Tape Value: xxxxxNNNNNNNNNNNNNNNNNNN   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xxxxxx Tape Value: NNNNNNNNNNNNNNNNNNNxxxxx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the Pennsylvania license validation test due to the pennsylvania HB 2179 requires non-exempt mortgage lenders engaged in the business of making mortgage loans to be licensed, effective November 5th, 2008."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed Compliance Ease delivery and timing test for revised closing disclosure dated 09/XX/2021. Document tracker is missing and 3 business days were added to get receipt date 09/XX/2021 which is after the Consummation date 09/XX/2021.

Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 08/XX/2021 does not reflect appraisal review fee. However, CD dated 09/XX/2021 reflects appraisal review fee at $175.00. This is an increase in fee of $175.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3) "Seller tape shows loan file was categorized under the incorrect QM category."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Loan failed qualified mortgage safe harbor threshold test due to APR calculated 5.087% exceeds APR threshold of 4.420% over by +0.667%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
																																																																																								* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed higher-priced mortgage loan test due to APR calculated 5.116% exceeds APR threshold of 4.420% over by +0.696%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
46157533	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,396.14	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,182.29	3.750%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	696	564	45.987%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the pro-title dated xx/XX/2022 reflects that the subject mortgage was originated on xx/XX/2021 with the lender MERS as nominee for xx, which was recorded on xx/XX/2021 for the amount of $xx.

No chain of assignment has been found.

There is a prior IRS lien active in the favor of xx of Revenue in the amount of $120.82 recorded on xx/XX/2018.

County 1st installment tax of 2021 has been paid in the amount of $4275.11 on xx/XX/2022.
County 1st installment tax of 2020 has been paid in the amount of $4556.74 on xx/XX/2021.
County 2ndinstallment tax of 2020 has been paid in the amount of $3264.42 on xx/XX/2021.	According to the payment history as of xx/XX/2022, the borrower is current with the loan. The last was payment received date is unavailable, the payment applied date was xx/XX/2022 and the next due date for payment is xx/XX/2022. The P&I is in the amount of $1,182.29. The UPB reflected as per the payment history is in the amount of $xx.	xx:The loan is performing. According to the payment history as of xx/XX/2022, the borrower is current with the loan. The last was payment received date is unavailable, the payment applied date was xx/XX/2022 and the next due date for payment is xx/XX/2022. The P&I is in the amount of $1,182.29. The UPB reflected as per the payment history is in the amount of $xx.
As per the final 1003 the borrower is xx. since last 6 years.
Unable to be determine the reason for default. The subject property is owner occupied. No details have been found for damage or repairs. No details have been found for foreclosure and bankruptcy. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| -x.xxx% |----| -x.xxxxx% Comment: Update as per xxxx. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: $-xxx.xx   Variance %: -x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Update as per xxxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Update as per xxxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: mmmmmmxxxx   Tape Value: xxxxxxxxxxNNNNNNNNNNNNNN   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxmmmmmm   Tape Value: NNNNNNNNNNNNNNxxxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Valuexx Variance: Variance %: Comment: Update as per note. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 9/XX/2020 does not reflect points- loan discount fee. However, CD dated 5/XX/2021 reflects points- loan discount fee at $2,552.90. This is an increase in fee of $2,552.90 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows that appraisal expired on 11/XX/2020 before the closing."
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage insurance certificate is missing from loan documents."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Loan failed FHA QM safe harbor threshold test due to APR calculated 4.994% exceeds APR threshold of 4.822% over by +0.172%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed.

Loan failed qualified mortgage safe harbor threshold test due to APR calculated 4.994% exceeds APR threshold of 4.330% over by +0.664%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed higher-priced mortgage loan test due to APR calculated 4.994% exceeds APR threshold of 4.330% over by +0.664%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.987% as the borrower’s income is $6,387.43 and total expenses are in the amount of $2,937.37 and the loan was underwritten by DU (xx) and its recommendation is “Approve/Eligible” with a DTI of 45.99%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
11209607	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$29.13	$6,248.49	04/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,297.77	3.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	726	825	48.497%	First	Final policy	Not Applicable	$10,000.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the pro-title dated xx/XX/2022 reflects that the subject mortgage originated on xx/XX/2021 with the lender “xx in the amount of $xx which was recorded on xx/XX/2021.
The chain of the assignment has been completed. The latest assignment is with “xx”.
There is junior mortgage against the subject property in the amount of $10,000.00 which was recorded on xx/XX/2021 in the favor of “xx”.
There is prior civil judgment against the subject borrower in the amount of $1,800.97 in the favor of “xx  which was recorded on xx/XX/2016.
Borough taxes for 2022 have been due in the amount of $2048.77.
County taxes for 2022 have been due in the amount of $722.
The school taxes for 2021-2022 are delinquent in the amount of $29.13 which are payable through xx/XX/2022.
The school taxes for 2021-2022 are paid off in the amount of $4,100.45.	As per review of latest payment history as of xx/XX/2022 the loan is performing and borrower has been making his monthly payments regularly. The last payment was received on xx/XX/2022 in the amount of $2,014.96 with interest rate of 3.327% and P&I $1,297.77 for the due date of xx/XX/2022. The next due date is xx/XX/2022. The latest payment history reflects the UPB in the amount of $xx.	xx:Current status of loan is performing.

As per 1003 document, borrower is working at “xx” as “xx
As per review of latest payment history as of xx/XX/2022 the loan is performing and borrower has been making his monthly payments regularly. The last payment was received on xx/XX/2022 in the amount of $2,014.96 with interest rate of 3.327% and P&I $1,297.77 for the due date of xx/XX/2022. The next due date is xx/XX/2022. The latest payment history reflects the UPB in the amount of $xx.
No visible damages/repairs have been found.
No evidences have been found regarding foreclosure process and bankruptcy case. xx:xx:xx	Not Applicable	Missing Dicsloures Missing or error on the Rate Lock Transmittal (1008)	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| -x.xxx% |----| -x.xxxxx% Comment: As per final xxxx borrower income is $x,xxx.xx and total expenses is $x,xxx.xx. DTI is xx.xxx%. Tape Source: Initial Tape Type:
Field: Original Appraised Value   Loan Value: $xxxxxx.xx   Tape Value: $xxxxxx.xx   Variance: $xxxxx.xx   Variance %: x.xxxxx%   Comment: The Appraisal reflects the value effective value as $xx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. CLTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxx   Tape Value: xxxxxxxxxxNNNNNNNNNNNNNN   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xxxxxxxxxx Tape Value: NNNNNNNNNNNNNNxxxxxxxxxx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "Tape shows loan closed with a non-occupying borrower. Final application reflects both borrower will occupy the property as primary. Elevated for client review."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "This loan failed the Pennsylvania license validation test due to the Pennsylvania mortgage lender license and Pennsylvania exemption letter (Mortgage Act) are not available for loans with a closing date before November 5th, 2008."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "Your home loan toolkit is missing from the loan documents."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Final transmittal summary is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.497% as the borrower’s income is $5,659.56 and total expenses are in the amount of $2,744.72 and the loan was underwritten by AUS (Locator#xx) and its recommendation is “Approve/Eligible” with a DTI of 48.50%."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
21060171	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other	$1,074.43	$4,307.72	02/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,915.11	5.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	44.949%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2019 with the lender MERS as nominee for xx Mortgage in the amount of $xx which was recorded on xx/XX/2019.
There is no chain of assignment as the subject mortgage is with the original lender MERS as nominee for xx Mortgage.
There are two certificates regarding the unpaid water charges against the subject property in the favor of xx  total in the amount of $156.61 which was recorded on xx/XX/2020 and xx/XX/2021 respectively.
Annual county taxes for the years 2018 & 2019 are delinquent in the amount of 1,074.43 which were good through till xx/XX/2022.	As per the review of payment history as of xx/XX/2022, the borrower is currently delinquent for 1 month and next due date is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $2798.98 which was applied for the due date of xx/XX/2022. The current P&I is $1915.11 and PITI is $2798.98. The UPB is $xx.	xx:The loan is currently in collection. As per the review of payment history as of xx/XX/2022, the borrower is currently delinquent for 1 month and next due date is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $2798.98 which was applied for the due date of xx/XX/2022. The current P&I is $1915.11 and PITI is $2798.98. The UPB is $xx.
As per comment dated xx/XX/2020, the borrower is impacted by covid-19. The same dated comment shows the forbearance plan approved for 3 months.
The post-closing details regarding the foreclosure and bankruptcy have not been found.
No damages were reported. xx:xx:xx	Not Applicable	Credit Report Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| -x.xxx% |----| -x.xxxxx% Comment: As per Tape data ,Post Close DTI is xx.xxx%.However Final Application documents reflects as xx.xxx%. Tape Source: Initial Tape Type:
Field: MI Company Loan Value: xx Tape Value: Other Variance: Variance %: Comment: As per tape data MI Company name is other However MI Certificate shows xx. Tape Source: Initial Tape Type:	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approve/eligible at 44.949%. Tape shows monthly debt of $429.00 with GS BANK was not included in the debt to income ratio may push DTI higher. Unable to rely on docs in file and unable to calc ATR."
* Missing credit report (Lvl 2)     "credit report is missing from the given loan file."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.949% as the borrower’s income is $5,720.00 and total expenses are in the amount of $2,571.11 and the loan was underwritten by DU ( xx) and its recommendation is “Approve/Eligible” with a DTI of 44.949%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
79910917	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	04/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,695.84	4.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	3 Family	xx	xx	Primary	Yes	Yes	No	664	767	44.456%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2019 with lender MERS as nominee for xx Mortgage and recorded on xx/XX/2019 for the amount of $xx.
There are no active liens and judgments against the borrower.
The current tax status is to follow.	According to the payment history as of xx/XX/2022, the borrower is regular with the payment and the next due date is xx/XX/2022. The last payment was received on xx/XX/2022 for the amount of $2695.84 with an interest rate of 4.250%. The current UPB is reflected in PH for the amount of $xx.	xx:The current status of the loan is performing. According to the payment history as of xx/XX/2022, the borrower is regular with the payment and the next due date is xx/XX/2022. The last payment was received on xx/XX/2022 for the amount of $2695.84 with an interest rate of 4.250%. The current UPB is reflected in PH for the amount of $xx.
No comments have been found regarding the foreclosure and bankruptcy. The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. The borrower is working as master plumber in xx	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| x.xxx% |----| x.xxxxx% Comment: The borrower’s income is $xx and total expenses are in the amount of $x,xxx.xx. So calculated DTI ratio is xx.xxx%. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxMxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xxxxxxxxxxxMxxxxxxxxxxxx Tape Value: xxxxxxxxxxxxxxx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "Subject originated as OO. Tape shows occupancy has been falsely misrepresented. Elevated for client review."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan approved at 44.456%. Tape shows income and monthly debt miscalculation; 2019 W2 is missing and documents to verify RE Taxes, Ins and HOA for REO property is missing. Recalculated income and debt may push DTI higher. Unable to rely on documents in file and unable to calculation ATR."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.456% as the borrower’s income is $xx and total expenses are in the amount of $4,876.13 and the loan was underwritten by DU xx) and its recommendation is Approve/Eligible with a DTI of 44.45%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
74612751	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,564.35	04/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,460.41	4.162%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	711	684	49.386%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2020 with MERS as nominee for xx Mortgage., in the amount of $xx which was recorded on xx/XX/2020.
There is no chain of assignment as the subject mortgage is with the original lender MERS as nominee for xx Mortgage. It should be with xx.
There is a civil judgment. However, the SSN# mentioned on the document is matching with the borrower#
1st and 2nd installment county taxes for 2021 have been paid in the amount of $6564.35.
No prior year delinquent taxes have been found.	As per the review of the payment history, the borrower is current with the loan and the next payment is due for xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $2,117.34 which was applied for xx/XX/2022. The current P&I is $1,640.41 and PITI is $2,070.50. The current UPB is $xx.	xx:The loan is currently performing and the next payment is due for xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $2,117.34 which was applied for xx/XX/2022.
 No records for foreclosure and bankruptcy have been found. As per the comment dated xx/XX/2021, the borrower’s income was impacted by covid. The FB plan was offered that began from xx/XX/2021. No further details have been found.
No repairs and damages have been found. The borrower xx has been working at xx	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| -xx.xxx% |----| -xx.xxxxx% Comment: Final application reflects borrower DTI ratio percent as xx.xxx%. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Amount of Secondary Lien(s): $x.xx Loan Amount: $xx. CLTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. CLTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxMMMxMM   Tape Value: xxxxxxxxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MMxMMMxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Debt consolidation   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment: Final application reflects purpose of refinance per application as debt consolidation.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-x Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 1/XX/2020 reflects Points - Loan Discount Fee at $300.00. However, CD dated 02/XX/2020 reflects Points - Loan Discount Fee at $544.49. This is an increase in fee of $244.49 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to Fees charged $9,224.49 exceeds fees threshold of $8,866.85 over by +$357.64.
The below fees were included in the test:
GSE (Fannie Mae public guidelines) QM Points and Fees Test Inclusion
Mortgage Broker Fee (Indirect) $7,625.00
Points - Loan Discount Fee paid by Borrower: $544.49
Underwriting Fee paid by Borrower: $1,055.00

Loan fails Qualified Mortgage points and fees test due to Fees charged $9,224.49 exceeds fees threshold of $8,866.85 over by +$357.64.
The below fees were included in the test:
Mortgage Broker Fee (Indirect) $7,625.00
Points - Loan Discount Fee paid by Borrower: $544.49
Underwriting Fee paid by Borrower: $1,055.00"
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 49.38%. Tape shows borrower was not employed at closing. Excluding borrowers income and using only co-borrowers income of $2,843.52 pushes DTI to 96.5%. Unable to rely on docs in file and unable to calc ATR."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.386%, the borrower's income is $5,556.19 and total expenses are in the amount of $2,744.00 and the loan was underwritten by AUS/DU (xx) and its recommendation is “Approve/Eligible” with a DTI of 49.39%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
22786450	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,079.73	04/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,018.37	2.875%	360	xx	xx	FHA	Fixed	Refinance	xx	xx	Streamline Refinance	No	xx	xx	Not Applicable	Not Applicable	3 Family	Not Applicable	xx	Primary	Yes	Yes	No	785	748	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the pro-title dated xx/XX/2022 reflects that the subject mortgage was originated on xx/XX/2020 with the lender MERS as nominee for xx Mortgage. which was recorded on xx/XX/2020 for the amount of $xx.

No chain of assignment has been found.

No active liens and judgments have been found.

Town annual taxes of 2022 have been paid in the amount of $7079.73 on xx/XX/2022.	According to the payment history as of xx/XX/2022, the borrower is current with the loan. The last was payment received on xx/XX/2022, the payment applied date was xx/XX/2022 and the next due date for payment is xx/XX/2022. The P&I is in the amount of $2,018.37 and PITI is in the amount of $2,716.50. The UPB reflected as per the payment history is in the amount of $xx.	xx:The loan is performing. According to the payment history as of xx/XX/2022, the borrower is current with the loan. The last was payment received on xx/XX/2022, the payment applied date was xx/XX/2022 and the next due date for payment is xx/XX/2022. The P&I is in the amount of $2,018.37 and PITI is in the amount of $2,716.50. The UPB reflected as per the payment history is in the amount of $xx.
The final 1003 does not shows the employment details. The reason for default is unable to be determined. The subject property is occupied by the owner. No comments have been found for damage or repairs. No comments have been found for bankruptcy and repairs. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: N.A. Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral value used for underwriting: $xx. Loan Amount: $xx. CLTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral value used for underwriting: $xx. Loan Amount: $xx. LTV = xx.xxx%   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxNNNNN   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxxxx   Tape Value: NNNNNxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Change in Rate/Term Tape Value: No Cash-Out Variance: Variance %: Comment: As per tape purpose of refinance is No cash-out. However final application reflects change in rate/term. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "TRID Violation due to decrease in Lender Credit on Closing Disclosure dated 08/XX/2020. Initial LE dated 06/XX/2020 reflects Lender Credit at $6,933.45. However, final CD dated 08/XX/2020 reflects Lender Credit at $5,156.69. This is decrease of $1,776.76 for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape shows loan is uninsurable. UWM wasn't able to assign a case number after the loan closed."
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage insurance certificate is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
85210614	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$5,979.35	04/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$891.18	2.352%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	680	Not Applicable	30.784%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the pro-title dated xx/XX/2022 reflects that the subject mortgage originated on xx/XX/2021 with the lender “xx in the amount of $xx which was recorded on xx/XX/2021.
The chain of the assignment has been completed. The latest assignment is with “xx  ”.
There is junior mortgage against the subject property in the amount of $xx which was recorded on xx/XX/2022 in the favor of “ xx”.
There is municipal lien against the subject property in the favor of “xx” which was recorded on xx/XX/2022.  The document does not reflect the lien amount.
The combined taxes for 2021-2022 have been paid off in the amount of $5,979.35.
No prior year’s delinquent taxes have been found.	As per review of latest payment history as of xx/XX/2022 the loan is performing and borrower has been making his monthly payments regularly. The last payment was received on xx/XX/2022 in the amount of $1,427.70 with interest rate of 2.352% and P&I $891.18 for the due date of xx/XX/2022. The next due date is xx/XX/2022. The latest payment history reflects the UPB in the amount of $xx.	xx:As per 1003 document, borrower is working at “xx” as “Owner” from 9 years and 3 years.
As per review of latest payment history as of xx/XX/2022 the loan is performing and borrower has been making his monthly payments regularly. The last payment was received on xx/XX/2022 in the amount of $1,427.70 with interest rate of 2.352% and P&I $891.18 for the due date of xx/XX/2022. The next due date is xx/XX/2022. The latest payment history reflects the UPB in the amount of $xx.
No visible damages/repairs have been found.
No evidences have been found regarding foreclosure process and bankruptcy case.
The comment dated xx/XX/2021 shows that reason for default is excessive obligation.
The subject property is occupied by owner. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| -x.xxx% |----| -x.xxxxx% Comment: NA Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx Amount of Secondary Lien(s): $xx.xx Loan Amount: $xx CLTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx CLTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxNNNNNNNNNNN   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxx   Tape Value: NNNNNNNNNxNxxxxxxxxxxxxx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Change in Rate/Term Tape Value: No Cash-Out Variance: Variance %: Comment: Updated as per document. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase 0% tolerance test.
Loan estimate dated 10/XX/2020 does not reflect Points - loan discount fee. However, CD dated 1/XX/2021 reflects Points - loan discount fee at $1,897.50.
Loan estimate dated 10/XX/2020 does not reflects mortgage broker fee. However, CD dated 1/XX/2021 reflects mortgage broker fee at $3,680.00.
This is a cumulative increase in fee of $5,577.5 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
Valid COC for the increase in fee is missing from the loan documents.

TRID Violation due to decrease in lender credit on closing disclosure dated 1/XX/2021. Initial LE dated 10/XX/2021 reflects lender credit at $257.00, however, final CD dated 1/XX/20221 reflects Lender Credit at $257.00. This is decrease of $257.00 for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan document."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 30.784%. Seller tape shows the rental income from other property could not be considered. Further details not provided. Unable to rely on docs in file and unable to calc ATR."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 30.784%, the borrower’s income is $5,540.44 and total expenses are in the amount of $1,705.55 and the loan was underwritten by DUxxand its recommendation is Approve/Eligible with a DTI of 31.00%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
44914862	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,888.88	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$669.57	3.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Secondary	Yes	Yes	No	688	Not Applicable	43.700%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2022 reflects that the subject mortgage was originated on xx/XX/2021 with the lender MERS as nominee for xx in the amount of $xx, which was recorded on xx/XX/2021 Instrument# | Book/Page# xx
The chain of the assignment has not been completed. Currently, the mortgage assignment is with MERS as nominee for xx  which was recorded on xx/XX/2021.  However, this should be with
No active liens and judgments have been found against the borrower and the property.
No prior year’s delinquent taxes have been found.	According to a review of the payment history as of xx/XX/2022, the loan is currently performing and the next due date xx for the regular payment is xx/XX/2022. The last payment was received total in the amount of PITI $960.34 which includes P&I $669.57 with the rate of interest 3.250%, which was applied for the due date of xx/XX/2022. The UPB reflected in the latest payment history is in the amount of $xx.	xx:According to the review of the servicing comments, the current status of loan is performing. The next due date for the regular payment is xx/XX/2022. The UPB reflected in the latest payment history is in the amount of $xx.
The borrower xx has been xx
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No details have been found regarding damage. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: MI Company Loan Value: xx Tape Value: Other |---| |----| Comment: MI company is xx. Tape Source: Initial Tape Type:
Field: Payment History String   Loan Value: Mxxxxxxxx   Tape Value: xxxxxxxxxNNNNNNNNNNNNNNN   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxM   Tape Value: NNNNNNNNNNNNNNNxxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Variance: Variance %: Comment: Property address is xxx Turtle lake ct #xxx. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "TRID Violation due to decrease in Lender Credit on Closing Disclosure dated 10/XX/2021. Initial LE dated 05/XX/2021 reflects Lender Credit at $2,528.00, however, post CD dated 10/XX/2021 reflects Lender Credit at $500.01. This is decrease of $2,027.99 for fee which has 0% tolerance. valid COC is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "UW Sales price of $xx to consider LTV/CLTV of 85%. However, Appraised value of $xx which came in lower than sales price should have been used which increases the LTV/CLTV to 88.42%."
* Missing or error on the Rate Lock Document (Lvl 3) "xx."	* ComplianceEase TILA Test Failed (Lvl 2) "Total of Payments disclosed on post CD as $xx. Calculated Total of Payment is $xx for an under disclosed amount of -$202.63.

Subject loan is a purchase, originated on 6/XX/2021 and the SOL is 1 year."
* Qualified Mortgage DTI exceeds 43% (Lvl 2)     "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.700% as the borrower’s income is $xx and total expenses are in the amount of $5,309.66 and the loan was underwritten by AUS/DU xxnd its recommendation is Approve/Eligible with 43.70%."
																																																																																								* Settlement date is different from note date (Lvl 2) "Final CD reflects closing date as 06/XX/2021. Notary's signature date on the Mortgage/Deed of Trust is 06/XX/2021. Note date is 06/XX/2021."		Moderate	Not Covered	Fail	Pass	Not Covered	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
63691125	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,635.61	03/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,749.69	3.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Secondary	Yes	Yes	No	789	781	36.255%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 with MERS as nominee for xx Mortgage., in the amount of xx which was recorded on xx/XX/2021.
There is no chain of assignment as the subject mortgage is with the original lender MERS as nominee for xx   It should be with xx.
No active judgments or liens have been found.
Annual county taxes for 2021 have been paid in the amount of $5635.61.
No prior year delinquent taxes have been found.	As per the review of the payment history, the borrower is current with the loan and the next payment is due for xx/XX/2022. The last payment was received on 3/XX/2022in the amount of $3,359.83 which was applied for xx/XX/2022. The current P&I is $2,749.69 and PITI is $3,359.83. The current UPB is $xx.	xx:The loan is currently performing and the next payment is due for xx/XX/2022. The last payment was received on 3/XX/2022in the amount of $3,359.83 which was applied for xx/XX/2022. No records for foreclosure and bankruptcy have been found. Nor repairs and damages have been found. The property is owner occupied. No comments have been found stating the borrower’s income was impacted by covid.
The borrower xx has been working at xx	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| -x.xxx% |----| -x.xxxxx% Comment: As per calculation DTI is xx.xxx%. Tape Source: Initial Tape Type:
Field: Original Appraised Value   Loan Value: $xxxxxx.xx   Tape Value: $xxxxxx.xx   Variance: $xxx.xx   Variance %: x.xxxxx%   Comment: As per Appraisal report appraised value is $xx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: As per calculation CLTV ratio is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: As per calculation LTV ratio is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxx   Tape Value: xxxxxxxNNNNNNNNNNNNNNNNN   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Reversed Loan Value: xxxxxxxx Tape Value: NNNNNNNNNNNNNNNNNxxxxxxx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 4) "Loan failed initial closing disclosure delivery timing test. Initial CD dated 6/XX/2021 received on 6/XX/2021 is less than three business days before consummation dated 7/XX/2021."	* Settlement date is different from note date (Lvl 3) "Final CD hand signed on 07/XX/2021. Notary's signature date on the Mortgage/Deed of Trust is 07/XX/2021. Note date is 07/XX/2021."	* Compliance Testing (Lvl 2) "Seller tape shows TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial 06/XX/2021) - 6/XX/2021 is the initial closing disclosure date. Subject loan is a purchase, originated on 7/XX/2021 and the SOL is 1 year."		Elevated	Not Covered	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
20244186	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$849.66	$3,615.39	04/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,909.19	3.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	Other	xx	35.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	687	730	33.425%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the pro-title dated xx/XX/2022 reflects that the subject mortgage was originated on xx/XX/2022 with the lender MERS as nominee for xx, which was recorded on xx/XX/2022 for the amount of $412.250.00.

No chain of assignment has been found.

There is a municipal lien active in the favor of xx in the amount of $840.52 recorded on xx/XX/2022.

County 4th installment tax of 2022 has been delinquent in the amount of $849.66 due on xx/XX/2022 good through on xx/XX/2022.	According to the payment history as of xx/XX/2022, the borrower is current with the loan. The last was payment received on xx/XX/2022, the payment applied date was xx/XX/2022 and the next due date for payment is xx/XX/2022. The P&I is in the amount of $1,909.19 and PITI is in the amount of $2,644.49. The UPB reflected as per the payment history is in the amount of $xx.	xx:The loan is performing. According to the payment history as of xx/XX/2022, the borrower is current with the loan. The last was payment received on xx/XX/2022, the payment applied date was xx/XX/2022 and the next due date for payment is xx/XX/2022. The P&I is in the amount of $1,909.19 and PITI is in the amount of $2,644.49. The UPB reflected as per the payment history is in the amount of $xx.

As per the final 1003 the borrower is xx at xx Cross from last 16 months. The subject property is occupied by the owner. No comments have been found for damage or repairs. No comments have been found for bankruptcy and foreclosure. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| x.xxx% |----| x.xxxxx% Comment: Tape Source: Initial Tape Type:
Field: Payment History String   Loan Value: x   Tape Value: xNNNNNNNNNNNNNNNNNNNNNNN   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: x   Tape Value: NNNNNNNNNNNNNNNNNNNNNNNx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "As per Seller tape, Loan Flood Cert has four day gap from funding to activation of policy. Borrower has acknowledged in an email as of 3/22 that there has bid no flood damage since loan originated."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan file."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
83373059	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,791.66	04/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$951.20	2.750%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	773	Not Applicable	33.520%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2020 with the lender MERS as nominee for xx in the amount of $xx which was recorded on xx/XX/2020.
There is no chain of assignment as the subject mortgage is with the original lender MERS as nominee for xx
No active judgments or liens have been found.
All prior taxes have been paid.	As per the review of payment history as of xx/XX/2022, the borrower is current with the loan and next due date is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $951.20 which was applied for the due date of xx/XX/2022. The current P&I is $951.20. The UPB is $xx.	xx:The loan is currently performing. As per the review of payment history as of xx/XX/2022, the borrower is current with the loan and next due date is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $951.20 which was applied for the due date of xx/XX/2022. The current P&I is $951.20. The UPB is $xx.
Currently, the borrower is working at xx as an . xx from 9.3 years.
Covid-19 attestation is available in loan file located at xx.
The loan has not been modified.
The post-closing details regarding the foreclosure and bankruptcy have not been found.
No damages were reported. xx:xx:xx	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: NA. Tape Source: Initial Tape Type:
Field: Original Appraised Value   Loan Value: $xxxxxx.xx   Tape Value: $xxxxxx.xx   Variance: $xxxx.xx   Variance %: x.xxxxx%   Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: NA.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxNNNNNNN   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xxxxxxxxxxxxxxxxx Tape Value: NNNNNNNxxxxxxxxxxxxxxxxx Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Appraisal report is missing from the loan documents. However, FMV disclosure is available and can be located at xx
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "This loan failed the post-consummation cure reimbursement and revised closing disclosure delivery date test due to the post-consummation revised closing disclosure delivery date is 02/XX/2022 which is more than 60 calendar days after the consummation date 10/XX/2020."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows subject property is in Texas A/6 where the loan was closed using PIW. However, PIW is not allowed on Texas A/6 Cash-out refinance. FMV disclosure is available and can be located at xx
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed TRID total of payments test. Finance charge disclosed on post closing disclosure as $xx. Calculated finance charge is $xx for an under disclosed amount of -$309.50. Reason for finance charge under disclosure is unknown as the fee itemization is missing.

																																																																																								Subject loan is a refinance, originated on 10/XX/2020 and the SOL is 3 years."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
69312900	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,020.05	03/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$871.27	2.875%	360	xx	xx	Conventional	Fixed	Cash Out	xx	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	Not Applicable	xx	Primary	No	Not Applicable	Unavailable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 in the amount of xx which was recorded on xx/XX/2021 in the favor of MERS as nominee for xx .
There is no chain of assignment as the subject mortgage is with the original lender MERS as nominee for xx . However, it should be with xx.
No active judgments or liens have been found.
Annual combined taxes for 2021 have been paid in the amount of $7020.05.
No prior year delinquent taxes have been found.	As per the review of the payment history, the borrower is current with the loan and the next payment is due for xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $1,595.96 which was applied for xx/XX/2022. The current P&I is $871.27 and PITI is $1,595.96. The current UPB is $xx.	xx:The loan is currently performing and the next payment is due for xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $1,595.96 which was applied for xx/XX/2022. No records for foreclosure and bankruptcy have been found. Unable to determine the current occupancy and condition of the property. Unable to confirm the current employment details as the documents are missing from the loan files. xx:xx:xx	Not Applicable	Affiliated Business Disclosure
Credit Application
Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Note
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission
Transmittal (1008)	Field: Borrower DTI Ratio Percent Loan Value: Unavailable Tape Value: xx.xxx% |---| |----| Comment: N.A Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N.A   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: Unavailable   Tape Value: Full Documentation   Variance:    Variance %:    Comment: Final application is missing from the loan documents   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: xx.xxx%   Variance:    Variance %:    Comment: N.a   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: Unavailable   Tape Value: x/XX/xxxx   Variance:    Variance %:    Comment: Note document shows note date is x/XX/xxxx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: N.A   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxNNNNNNNNNNNN   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xxxxxxxxxxxx Tape Value: NNNNNNNNNNNNxxxxxxxxxxxx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Loan does not conform to program guidelines (Lvl 4) "Tape shows subject loan is Texas 50(a) (6) without an appraisal. Signed PIW and FMV disclosure is missing from the loan documents."
* Missing Appraisal (Lvl 4)     "Appraisal repot is missing from the loan documents. However, Texas FMV disclosure is also missing from the loan documents."
* Note is missing or unexecuted (Lvl 4) "Original note along with lost note affidavit is missing from the loan documents."	* Application Missing (Lvl 3) "Final application is missing from the loan documents."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership counseling disclosure is missing from loan documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final closing disclosure signed by the borrower is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure signed by borrower is missing from loan documents."
* Intent to Proceed Missing  (Lvl 3)     "Intent to proceed is missing in loan documents."
* Missing flood cert (Lvl 3)     "Flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 3)     "Initial application signed by loan originator is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial closing disclosure is missing from the loan documents."
* Missing Initial LE (Lvl 3)     "Initial loan estimate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 3)     "Hazard insurance is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "Settlement services provider list is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)     "Servicing transfer disclosure is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3)     "Affiliated business disclosure is missing from the loan documents."
* Right of Rescission missing or unexecuted (Lvl 3)     "Right of rescission document is missing from the loan documents."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Transmittal summary is missing from the loan documents."	* Missing credit report (Lvl 2) "Credit report is missing in loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
9075158	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$387.99	04/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$522.25	3.250%	360	xx	xx	VA	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	xx	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	690	Not Applicable	22.335%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 and recorded on xx/XX/2021 with the lender MERS as nominee for xx for the amount of $xx.
According to the updated title report dated xx/XX/2022, no assignments have been found. Currently, the assignment is with the original lender “xx”. The assignment is missing to APMC.
No active liens and judgments have been found against the borrower and subject property.
County annual taxes for year of 2021 have been paid in the amount of $387.99 on xx/XX/2021.
No prior year delinquent taxes have been found.	According to latest payment history as of xx/XX/2022, the borrower is current with the loan and the next due date is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $656.91 which was applied for the due date xx/XX/2022. The unpaid principal balance is reflected in the amount of $xx. The current P&I is $522.25 and the interest rate is 3.250%.	xx:The loan is currently in the performing and the next due date is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $656.91 which was applied for the due date xx/XX/2022. The unpaid principal balance is reflected in the amount of $xx. The current P&I is $522.25 and the interest rate is 3.250%. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The subject property occupancy and the reason for default are unable to be determined. No comment pertaining to the damage on the subject property has been observed.
Currently, the borrower’s employment details are unable to be determined.
Covid-19 attestation is located at “xx xx:xx:xx	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| -x.xxx% |----| -x.xxxxx% Comment: Borrower's monthly income is $x,xxx.xx & expenses in the amount $xxx.xx. DTI reflects xx.xxx%. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: x (Days)   Variance %:    Comment: Note document reflects date as xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxx   Tape Value: xxxNNNNNNNNNNNNNNNNNNNNN   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xxxx Tape Value: NNNNNNNNNNNNNNNNNNNxNxxx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "Appraisal report in loan file is subject to repairs and reflects the issue "Uneven floors noted and substance noted in attic". However, appraisal report does not reflect cost to complete the repair as well as final closing disclosure does not reflect any escrow holdback. 1004D is missing from the loan documents. Emails in file from contractors that floors may be cured and attic substance may be pesticide but no completion cert of record. Elevated for client review and recommend seller cure."	* Loan does not conform to program guidelines (Lvl 3) "Tape shows loan is uninsurable due to after closing, a quality review performed by the investor of the loan and it was determined that there were circumstances which prevented the loan from being insured by the VA. The Veteran’s Administration had determined that the loan was no longer eligible for VA mortgage insurance benefits."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
55369477	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$1,912.46	$2,337.59	03/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,561.96	3.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	720	762	49.424%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2022 shows that the subject mortgage was originated on xx/XX/2021 and was recorded on xx/XX/2021 in the amount of $xx, with MERS as nominee for xx , recorded with the Instrument# xx.

There is no chain of assignment as the subject mortgage is with the original lender MERS as nominee for xx x. However, it should be with

No active liens and judgments have been found against borrower and property.

2nd installment county taxes for 2022 are due for the amount of $308.58 on xx/XX/2022.	Review of payment history as of xx/XX/2022 shows that the borrower is current with the loan. The next due date is xx/XX/2022. The last payment was received on xx/XX/2022 in the total amount of $2,225.55 for the due date of xx/XX/2022. The unpaid principal balance according to payment history is in the amount of $xx. The current interest rate is 3.250% with P&I in the amount of $1,561.96.	xx:The current status of loan is performing.
Payment history shows that the borrower is current with the loan. The next due date is xx/XX/2022. The last payment was received on xx/XX/2022 in the total amount of $2,225.55 for the due date of xx/XX/2022. The unpaid principal balance according to payment history is in the amount of $xx. The current interest rate is 3.250% with P&I in the amount of $1,561.96.
The loan was originated on xx/XX/2021. The covid-19 attestation is located at
As per 1003, the borrower is working at “	Not Applicable	Field: Borrower #x Middle Name Loan Value: xx Tape Value: xx |---| |----| Comment: Middle name is xx Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: DTI is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: $xxxxxx.xx   Tape Value: $xxxxxx.xx   Variance: $xxxx.xx   Variance %: x.xxxxx%   Comment: Appraised value is $xx.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: x (Days)   Variance %:    Comment: Note doc date is xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxx   Tape Value: xxxNNNNNNNNNNNNNNNNNNNNN   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Reversed Loan Value: xxxx Tape Value: NNNNNNNNNNNNNNNNNNNxNxxx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Seller tape shows loan not purchased due to the flood insurance not being purchased correctly prior to closing or included in the escrow."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.424% as the borrower’s income is $5,731.00 and total expenses are in the amount of $565.00 and the loan was underwritten by AUS xx And its recommendation is Approve/Eligible with a DTI of 49.42%"		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
21395050	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$509.72	04/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,019.79	4.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	655	783	43.180%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 and it was recorded on xx/XX/2021 with the lender MERS as nominee for xx for the amount of $xx.
No assignment of mortgage has been found. However, the last assignment should be with lender,
No active liens and judgments have been found.
Annual county taxes for the year of 2021 have been paid in the amount of $509.72.
No prior year's delinquent taxes have been found.	As per payment history as of xx/XX/2022, the borrower is current with loan and the next due date is xx/XX/2022. Last payment was received on xx/XX/2022 in the amount of $1305.25. The current P&I is $1019.79 and the interest rate of 4.375%. The UPB is reflected in the amount of $xx.	xx:Current status of the loan is performing.
As per the seller tape data as of xx/XX/2022, the borrower is making the regular payments and the next due date is xx/XX/2022. Last payment was received on xx/XX/2022 in the amount of $1305.25. The current P&I is $1019.79 and the interest rate of 4.375%. The new UPB is reflected in the amount of $xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No bankruptcy details have been found.
Subject property occupancy is unable to be determined. No damage and repairs have been found.
As per loan application, the borrower is working at xx  from 11 years.
Covid 19 attestation document is located at xx.pdf Pg# xx:xx:xx	Not Applicable	Field: First Payment Date Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx |---| -x (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xxx   Tape Value: xxx   Variance: x   Variance %: x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: xx   Tape Value: Other   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxx   Tape Value: xxNNNNNNNNNNNNNNNNNNNNNN   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xxx Tape Value: NNNNNNNNNNNNNNNNNNNNNNxx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 43.18%. Tape shows AUS recommendation changed to Refer after changing property type to condo from PUD. AUS missing from file. Unable to calc ATR."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 5.308%  exceeds APR threshold of 4.660%  over by +0.648%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* Higher Price Mortgage Loan (Lvl 2)     "Loan failed Higher-Priced Mortgage Loan Test due to APR calculated 5.336% exceeds APR threshold of 4.660%  over By +0.676%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.18% as the borrower’s income is $4,877.95 and total expenses are in the amount of $2,106.28 and the loan was underwritten by AUS/DU (Locator# x #2) and its recommendation is “Approve/Eligible” with 43.18%."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
19586390	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,118.66	04/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$674.57	3.250%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	781	794	23.093%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2022 which recorded on xx/XX/2022 in the amount of $xx with xx.
There is no chain of assignment as the subject mortgage is with the original lender xx.
No active liens and judgments against the borrower/property.
No delinquent taxes have been found.	According to the payment history as of xx/XX/2022, the borrower is current with the loan. The last payment was received on xx/XX/2022 which was applied to xx/XX/2022. The next due date for payment is xx/XX/2022. The P&I is in the amount of $674.57 and PITI is in the amount of $1,171.98. The UPB reflected as per the payment history is in the amount of $xx.	xx:The loan is currently is performing. According to the payment history as of xx/XX/2022, the borrower is current with the loan. The last payment was received on xx/XX/2022 which was applied to xx/XX/2022. The next due date for payment is xx/XX/2022. The P&I is in the amount of $674.57 and PITI is in the amount of $1,171.98. The UPB reflected as per the payment history is in the amount of $xx.
Unable to determine the current occupancy and condition of the subject property.
As per the 1003 document the borrower is working as an xx at “xx of xx” for 18.4 years.
Covid-19 attestation document is located at “xx.pdf xx:xx:xx	Not Applicable	Appraisal (Incomplete)	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| x.xxx% |----| x.xxxxx% Comment: Total Original T&I for Debt Ratios: (Real Estate Taxes $xxx.xx + Hazard Insurance $xxx.xx + Flood Insurance $xx + MI $xx + HOA Dues $xx ) equals $x,xxx.xx and All Other Monthly payments are $x,xxx.xx. The Borrowers Total Monthly income Verified as $xx. Hence, Post-Close DTI per xxxx is xx.xxx%. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Collateral Value used for Underwriting $xx. Secondary Lien $xxx.xx. Loan Amount $xx. CLTV=xx.xx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Collateral Value used for Underwriting $xx. Loan Amount $xx. CLTV=xx.xx%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xNNNNNNNNNNNNNNNNNNNNNNN   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: NNNNNNNNNNNNNNNNNNNNNNNx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Cash Out - Other   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment: Final CD reflects Cash To in the amount of $xx.   Tape Source: Initial   Tape Type:
																																																																																				Field: Purpose of Transaction per HUD-x Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: Final CD reflects Cash To in the amount of $xx. Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "Seller tape shows TX A(4) with PIW. Signed PIW and FMV disclosure are missing from the loan documents."				Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
43510444	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,153.86	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$500.59	3.000%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	813	787	37.806%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx/XX/2022 shows that the subject mortgage was originated on xx/XX/2020 and recorded on xx/XX/2020 for the amount $xx held by xx

The chain of assignment is incomplete. The last assignment is with lender “xx”. However, it should be with

There is one prior judgment active against the borrower in the amount of $xx held by “xx   and recorded on xx/XX/2012. The amount of judgment is greater than original loan amount.

No delinquent taxes have been found for the prior year.	According to payment history tape data as of xx/XX/2022, the borrower is current with the loan. The next due date is xx/XX/2022. The last payment received date is unable to be determined. The current P&I is $500.69 & interest rate is 3%. The current UPB as of the date is $xx.	xx:The current status of the loan is performing.
According to payment history tape data as of xx/XX/2022, the borrower is current with the loan. The next due date is xx/XX/2022. The last payment received date is unable to be determined. The current P&I is $500.69 & interest rate is 3%. The current UPB as of the date is $xx.
No foreclosure and bankruptcy evidence has been found.
No RFD has been found.
No employment details have been found in final 1003 document.
According to the collection comments, the subject property is owner occupied. No damage or repairs have been found. xx:xx:xx	Not Applicable	Appraisal (Incomplete)	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| -x.xxx% |----| -x.xxxxx% Comment: As per xxxx borrower DTI ratio percent is xx.xxx and seller tape shows DTI ration is xx.xxx%. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: As per loan to value ratios LTV is xx.xxx% so there is no MI certificate required for this loan.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Original CLTV ratio percent is xx.xxx% but seller tape show loan CLTV is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Original standard LTV (OLTV) xx.xxx% but seller tape data shows LTV percent is xx.xxx.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $xxx.xx   Tape Value: $xxx.xx   Variance: $-x.xx   Variance %: -x.xxxxx%   Comment: As per seller tape loan original started P&I $xxx.xx and seller tape data shows current P&I is $xxx.xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xmxxxxmmmmmmmmmmmmmmmxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxxN   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xxmmmmmmmmmmmmmmmxxxxmx Tape Value: Nxxxxxxxxxxxxxxxxxxxxxxx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "Subject loan is a Texas Cash-Out and was closed with a PIW which is not allowed. FMV disclosure is missing from the loan documents."	* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TILA foreclosure rescission finance charge test. The finance charge disclosed on final CD as $xx & the calculated finance charge is $xx for an under disclosed amount of $53.00.

																																																																																								Subject loan is a refinance, originated on 4/XX/2020 and the SOL is 3 years."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
78102086	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,432.39	03/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,030.56	3.500%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	766	Not Applicable	46.822%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Pro-title report dated xx/XX/2022 shows that subject mortgage was originated on xx/XX/2020 in the amount of $xx with lender, xx which was recorded on xx/XX/2020.
There is no chain of assignment as the subject mortgage is with the original lender, xx . However, it should be with xx.
Property taxes of 2021 are paid on xx/XX/2021 in the amount of $4432.39.	As per payment history as of xx/XX/2022, the loan is performing and next payment due date is xx/XX/2022. Last payment was received on xx/XX/2022 in the amount of $2133.96 which was applied for the due date of xx/XX/2022. The current P&I is in the amount of $1030.56 and current principal balance is $xx.	xx:According to servicing comments as of xx/XX/2022, the loan is performing and next payment due date is xx/XX/2022. The last payment was made on xx/XX/2022 in the amount of $2133.96.
No FC action has been noted since loan origination.
No evidence of damage or repair has been noted.
No evidence of Covid impact on borrower's income has been found.
As per loan application, the borrower is the owner of 'xx Firm' for the past 10.00 years. xx:xx:xx	Not Applicable	Initial 1003_Application Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| x.xxx% |----| x.xxxxx% Comment: As per Tape data, Post Close DTI is xx.xxx%. However Final Application documents reflects as xx.xxx%. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: No discrepancies, Lender doesn't require Mortgage Insurance Certificate.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: $xxxxxx.xx   Tape Value: $xxxxxx.xx   Variance: $xxxx.xx   Variance %: x.xxxxx%   Comment: "The Appraisal document dated xx/XX/xxxx reflects the Appraised value Is $xx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. CLTV = xx.xx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. LTV = xx.xx%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxNNNNNNNN   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxx   Tape Value: NNNNNNNNxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xxxx  Tape Value: xxxx   Variance:    Variance %:    Comment: Note documet shows the address street is "xxxx  Street".   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Change in Rate/Term Tape Value: Limited Cash Out (GSE definition) Variance: Variance %: Comment: Final Applicatin reflects, purpose of refinance is No Cash Out. Tape Source: Initial Tape Type:	4: Unacceptable	* Property Marketability Issues (Lvl 4) "Tape shows the subject loan was approved as a single unit family dwelling noting problems with the appraisal. Agree with the tape and the appraisal in file shows 3 units. Comps materially dissimilar. Unsure as to the permitting status of the ADUs. Elevated for client review."	* Missing Initial 1003_Application (Lvl 3) "Missing Initial application dated 10/XX/2020 signed by the Loan Originator."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by borrower is missing from loan documents."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed ComplianceEase delivery and timing test for Revised CD dated 11/XX/2020. Document tracker is missing and 3 business days were added to get receipt date 11/XX/2020 which is after the Consummation date 11/XX/2020."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 46.82% as the borrower’s income is $4,147.63 and total expenses are in the amount of $1,942.01 and the loan was underwritten by DU xx Page and its recommendation is Approve/Eligible” with a DTI of 46.82%."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
18289347	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,607.72	04/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$915.85	2.750%	360	xx	xx	FHA	Fixed	Refinance	xx	xx	Streamline Refinance	No	xx	xx	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	733	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 with MERS as nominee for xx., in the amount of xx which was recorded on xx/XX/2021.
There is no chain of assignment as the subject mortgage is with the original lender MERS as nominee for xx. However, it should be with xx.
No active judgments or liens have been found.
1st and 2nd installment combined taxes for 2021 have been due in the amount of $2607.72.
No prior year delinquent taxes have been found.	As per the review of the payment history, the borrower is current with the loan and the next payment is due for xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $1,219.19 which was applied for xx/XX/2022. The current P&I is $915.85 and PITI is $1,219.19. The current UPB is $xx.	xx:The loan is currently performing and the next payment is due for xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $1,219.19 which was applied for xx/XX/2022. No records for foreclosure and bankruptcy have been found. No repairs and damages have been found. The property is owner occupied. No comments have been found stating the borrower’s income was impacted by covid.
As per the application located at “xx working details of the borrower xx have not been mentioned. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Original Appraised Value   Loan Value: $xxxxxx.xx   Tape Value: $xxxxxx.xx   Variance: $-xxxxx.xx   Variance %: -x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral Value used for underwriting:$xx. Amount of Secondary Lien(s): $x.xx. Loan Amount: $xx. CLTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral Value used for underwriting:$xx. Loan Amount: $xx. LTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: x.xxxxx%   Tape Value: x.xxxxx%   Variance: -x.xxxxx%   Variance %: -x.xxxxx%   Comment: Original stated rate is x.xx%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxx   Tape Value: xxxxxxxNNNNNNNNNNNNNNNNN   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxx   Tape Value: NNNNNNNNNNNNNNNNNxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Subject property type is PUD. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) ""Subject loan closed with 88.110% LTV/CLTV. Tape shows appraised value used at origination and closing is not correct. Loan is Uninsured FHA Streamline."
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage insurance certificate is missing from loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
10428222	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$593.73	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$461.51	3.250%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	636	Not Applicable	44.231%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx/XX/2022 shows that the subject mortgage was originated on xx/XX/2021 and recorded on xx/XX/2021 for the amount $xx held by xx

The chain of assignment is incomplete. The last assignment is with lender “xx   However, it should be with

There is one prior judgment active against the borrower in the amount of 798.01 held by “xx Assignee of xx” and recorded on xx/XX/2017.

No delinquent taxes have been found for the prior year.	According to payment history tape data as of xx/XX/2022, the borrower is current with the loan. The next due date is xx/XX/2022. The last payment received date is unable to be determined. The current P&I is $461.51 & interest rate is 3.250%. The current UPB as of the date is $xx.	xx:The current status of the loan is performing.
According to payment history tape data as of xx/XX/2022, the borrower is current with the loan. The next due date is xx/XX/2022. The last payment received date is unable to be determined. The current P&I is $461.51 & interest rate is 3.250%. The current UPB as of the date is $xx.
No foreclosure and bankruptcy evidence has been found.
No RFD has been found.
The borrower is working as a xx at xx for 12 months.
According to the collection comments, the subject property is owner occupied. No damage or repairs have been found. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| x.xxx% |----| x.xxxxx% Comment: Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: $xxxxxx.xx   Tape Value: $xxxxxx.xx   Variance: $-xxx.xx   Variance %: -x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xmxxxxxxmmm   Tape Value: xxxxxxxxxxxNNNNNNNNNNNNN   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: mmmxxxxxxmx Tape Value: NNNNNNNNNNNNNxxxxxxxxxxx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Property Marketability Issues (Lvl 4) "Provided seller’s tape shows that there is an FHA property flipping violation. As per Appraisal, the prior sale of subject property was scheduled on 11/XX/2020 with the sales amount of $xx. However, the Appraised value of subject property on 3/XX/2021 was $xx. The appraisal report does not reflect any major improvements made to the subject property. Elevated for client review."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan file."	* MI, FHA or MIC missing and required (Lvl 2) "This is an FHA loan which was originated on 4/XX/2021. However, the mortgage insurance certificate is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.231% as the borrower’s income is $2,065.14 and total expenses are in the amount of $913.43 and the loan was underwritten by AUS/DU (Locator# xx and its recommendation is “Approve/Eligible” with 44.23%."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
74777755	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$425.76	03/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$299.90	2.990%	360	xx	xx	FHA	Fixed	Cash Out	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	686	Not Applicable	32.386%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 which was recorded on xx/XX/2021 in the amount of $xx
There is no chain of assignment as the subject mortgage is with the original lender xx  . However, it should be with AMPC.
No active liens and judgments against the borrower/property.
No delinquent taxes have been found.	According to the payment history as of xx/XX/2022, the borrower is current with the loan. The last payment was received on xx/XX/2022 which was applied to xx/XX/2022. The next due date for payment is xx/XX/2022. The P&I is in the amount of $299.90 and PITI is in the amount of $498.95. The UPB reflected as per the payment history is in the amount of $xx.	xx:The loan is currently is performing. According to the payment history as of xx/XX/2022, the borrower is current with the loan. The last payment was received on xx/XX/2022 which was applied to xx/XX/2022. The next due date for payment is xx/XX/2022. The P&I is in the amount of $299.90 and PITI is in the amount of $498.95. The UPB reflected as per the payment history is in the amount of $xx.
Unable to determine the current occupancy and condition of the subject property.
As per the 1003 document the borrower is working as a xx xx at “xx ” for 10 years. xx:xx:xx	Not Applicable	Mortgage Insurance	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| -x.xxx% |----| -x.xxxxx% Comment: Update as per xxxx. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: $xxxxxx.xx   Tape Value: $xxxxxx.xx   Variance: $-xxxx.xx   Variance %: -x.xxxxx%   Comment: $xx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Update as per xxxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Update as per xxxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxx   Tape Value: xxxxNNNNNNNNNNNNNNNNNNNN   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xxxxx Tape Value: NNNNNNNNNNNNNNNNNNNxxxxx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows FHA case expired before close. Unable to get insured."
																																																																																							* MI, FHA or MIC missing and required (Lvl 3) "MI certificate is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
11299588	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,448.74	04/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$948.31	4.875%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Unavailable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	633	Not Applicable	39.814%	First	Short Form Policy	Not Applicable	Not Applicable	12/XX/2021	$166,033.08	Not Applicable	3.125%	$711.24	12/XX/2021	Financial Hardship	As per the review of the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2019 which was recorded on xx/XX/2019 in the amount of $xx with xx Mortgage.
The chain of assignment has not been completed. Currently, the mortgage is with xx Mortgage which was recorded on xx/XX/2022. However, it should be with AMPC.
Active liens and judgments against the borrower/property:
There is one partial claim mortgage against the subject property originated on xx/XX/2021 in the favor of Secretary of Housing and xx in the amount of $7,450.14 which was recorded on xx/XX/2021
No delinquent taxes have been found.	According to the tape data as of xx/XX/2022, the borrower is current with the loan. The last payment was received on xx/XX/2022 which was applied to xx/XX/2022. The next due date for payment is xx/XX/2022. The P&I is in the amount of $711.24 and PITI is in the amount of $1,102.98. The UPB reflected as per the payment history is in the amount of $xx.	xx:The loan is currently is performing. According to the tape data as of xx/XX/2022, the borrower is current with the loan. The last payment was received on xx/XX/2022 which was applied to xx/XX/2022. The next due date for payment is xx/XX/2022. The P&I is in the amount of $711.24 and PITI is in the amount of $1,102.98. The UPB reflected as per the payment history is in the amount of $xx.
As per the comment dated xx/XX/2021, the borrower’s income has been affected by Covid-19.
Unable to determine the current occupancy and condition of the subject property. No damage or repairs have been found. xx:xx:xx	The loan modification agreement was made on 12/XX/2021 with the new principal balance is in the amount of $xx and the borrower promises to pay the new P&I $711.24 with the interest rate of 3.125% beginning from 12/XX/2021 till the maturity date of 11/XX/2051. The interest bearing amount is $xx.	Missing or error on the Rate Lock Mortgage Insurance Transmittal (1008)	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| x.xxx% |----| x.xxxxx% Comment: NA Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: $xxxxxx.xx   Tape Value: $xxxxxx.xx   Variance: $xxx.xx   Variance %: x.xxxxx%   Comment: Updated as per appraisal report.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx Amount of Secondary Lien(s): $xx.xx Loan Amount: $xx CLTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx CLTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Not Applicable   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment: Updated as per final application.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-x   Loan Value: Purchase   Tape Value: Refinance   Variance:    Variance %:    Comment: Updated as per final application.   Tape Source: Initial   Tape Type:
Field: Purpose Per Application   Loan Value: Purchase   Tape Value: Refinance   Variance:    Variance %:    Comment: Updated as per final application.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xxx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Remaining Term   Loan Value: xxx   Tape Value: xxx   Variance: xx   Variance %: x.xxxxx%   Comment: xxx.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Appraisal report reflect the subject property type is PUD. Tape Source: Initial Tape Type:	3: Curable	* Intent to Proceed Missing (Lvl 3) "The borrower's Intent to proceed is missing in loan file."
* Loan does not conform to program guidelines (Lvl 3)     "The subject loan is FHA and tapes shows an FHA un-insurable through the government agency. FHA refuses to insure."
* MI, FHA or MIC missing and required (Lvl 3)     "Subject loan is FHA and mortgage insurance certificate is missing from the loan document."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement is missing from the loan documents."
* Transmittal (1008) is Missing (Lvl 3) "Transmittal is missing from the loan documents."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 6.072% exceeds APR threshold of 5.660% over by +0.412%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
																																																																																								* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed Higher-Priced Mortgage Loan Test due to APR calculated 6.072% exceeds APR threshold of 5.660% over By +0.412%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
96057889	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$830.10	04/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$514.11	2.750%	360	xx	xx	VA	Fixed	Refinance	xx	xx	Streamline Refinance	Yes	xx	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	759	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2021 which was recorded on xx/XX/2021 in the amount of $xx with xx
There is no chain of assignment as the subject mortgage is with the original lender xx  . However, it should be with
No active liens and judgments against the borrower/property.
No delinquent taxes have been found.	According to the payment history as of xx/XX/2022, the borrower is current with the loan. The last payment was received on xx/XX/2022 which was applied to xx/XX/2022. The next due date for payment is xx/XX/2022. The P&I is in the amount of $514.11 and PITI is in the amount of $652.96. The UPB reflected as per the payment history is in the amount of $xx.	xx:The loan is currently is performing. According to the payment history as of xx/XX/2022, the borrower is current with the loan. The last payment was received on xx/XX/2022 which was applied to xx/XX/2022. The next due date for payment is xx/XX/2022. The P&I is in the amount of $514.11 and PITI is in the amount of $652.96. The UPB reflected as per the payment history is in the amount of $xx.
Unable to determine the current occupancy and condition of the subject property.
The borrower’s employer details have not been given in the 1003 document.
Covid-19 attestation document is located at “xx.pdf xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: N/A. Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxx   Tape Value: xxxxxNNNNNNNNNNNNNNNNNNN   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxx   Tape Value: NNNNNNNNNNNNNNNNNNNxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Lower rate or term Tape Value: Change in Rate/Term Variance: Variance %: Comment: Lower rate or term. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the Veterans Affairs IRRRL unpaid principal balance validation test. This loan contains a value for one, but not both of the following fields:The loan is a VA interest rate reduction refinance loan (IRRRL), but the unpaid principal balance was not provided. The unpaid principal balance is necessary to correctly calculate the 1% loan origination fee threshold for VA IRRRL loans."
* Loan does not conform to program guidelines (Lvl 3)     "Provided seller’s tape shows an alert that the subject loan is a VA IRRRL & it is not insured due to one of the original borrowers not on the new loan."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan file."	* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TILA foreclosure rescission finance charge test. The finance charge disclosed on final CD as $xx & the calculated finance charge is $xx for an under disclosed amount of $39.49.

																																																																																								Subject loan is a refinance, originated on 10/XX/2021 and the SOL is 3 years."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
19308528	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$44.10	$3,050.62	05/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$522.12	2.990%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Investor	Yes	Yes	No	771	Not Applicable	40.484%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2020 and recorded on xx/XX/2020, in the amount of $xx with MERS as nominee for xx.

There is no chain of assignment. Currently the subject loan is with original lender MERS as nominee for xx.

No active judgments or liens have been found.

Annual city and county taxes of 2021 have been paid in the total amount of $2,962.42.

Annual other taxes of 2021 have been due in the amount of $44.10.

Annual other taxes of 2020 have been delinquent in the amount of $44.10 and the good through date is xx/XX/2022.	According to payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $909.16 which was applied for due date xx/XX/2022. The current P&I is in the amount of $522.12 and current PITI is in the amount of $909.16 with an interest rate of 2.990%. The current UPB reflected as per the payment history is in the amount of $xx.	xx:According to servicing comments, the current status of the loan is performing.

According to payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $909.16 which was applied for due date xx/XX/2022. The current P&I is in the amount of $522.12 and current PITI is in the amount of $909.16 with an interest rate of 2.990%. The current UPB reflected as per the payment history is in the amount of $xx.

As per final application, the borrower xx is self-employed. He is the owner of xx Group for 2 years.

No comment pertaining to the damage on the subject property has been observed.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found. xx:xx:xx	Not Applicable	Notice of Servicing Transfer	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| x.xxx% |----| x.xxxxx% Comment: Final application reflects borrower DTI ratio percent as xx.xxx% Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: Alternative   Tape Value: Full Documentation   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. CLTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Lower rate or term Tape Value: No Cash-Out Variance: Variance %: Comment: Final application reflects purpose of refinance per application as cash out-other. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The subject property is a NOO. Provided seller’s tape shows an alert that there are missing of unaudited YTD P&L and two months business statements for "Rytech of Southeast Atlanta" for the borrower's self-employment income. The rental loss was incorrectly calculated as $787 and the revised is $876. There is an undisclosed auto loan which was opened 09/XX/2020 with "TD Auto Finance" with the payment of $478. Including all changes resulted in a revised DTI of 70.86%. Further details are not provided to confirm the same."
																																																																																							* Notice of Servicing Transfer missing or unexecuted (Lvl 3) "Notice of servicing transfer disclosure is missing from the loan file."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
88414470	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,776.09	05/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$575.21	2.375%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	788	Not Applicable	42.686%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Pro-title report dated xx/XX/2022 shows that subject mortgage was originated on xx/XX/2020 in the amount of $xx with lender, xx. which was recorded on xx/XX/2020.
No assignment of mortgage has been found.
No active judgment or liens have been found.
Property taxes of 2021 are paid on xx/XX/2022 in the amount of $1522.25.	Payment history as of xx/XX/2022 shows that loan is performing and next payment due date is xx/XX/2022. The last payment was made on xx/XX/2022 in the amount of $947.54 which was applied for the due date of xx/XX/2022. The current UPB is $xx, interest rate is 2.375% and P&I is $575.21.	xx:According to collection comments, the loan is performing and next payment due date is xx/XX/2022.
No foreclosure action has been noted.
No records of post-closing bankruptcy have been found.
No evidence of damage or repair has been found.
As per loan application, the borrower is working at xxt for the past 0.5 years. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Original Standard LTV (OLTV) Loan Value: xx.xxx% Tape Value: xx.xxx% |---| -x.xxx% |----| -x.xxxxx% Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx CLTV = xx.xxx%. Tape Source: Initial Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Limited Cash Out (GSE definition) Tape Value: No Cash-Out Variance: Variance %: Comment: Final Application xxxx reflects, purpose of refinance is Limited Cash out. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan fails Qualified Mortgage Lending Policy points and fees test due to Fees charged $5,606.00 Exceeds Fees threshold of $4,256.69 over by +$1,349.31.
The below fees were included in the test:
Loan Origination Fee paid by Borrower: $3,330.00
Points - Loan Discount Fee paid by Borrower: $2,276.00"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 9/XX/2020 reflects Credit Report fee at $50.00. However, CD dated 11/XX/2020 reflects Credit Report fee at $56.00. This is an increase in fee of +$6.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed ComplianceEase delivery and timing test for Closing Disclosure dated 11/XX/2020. Document tracker is missing and 3 business days were added to get receipt date 11/XX/2020 which is after the Consummation date 11/XX/2020."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to Fees charged $5,606.00 exceeds Fees threshold of $4,256.69 over by +$1,349.31.
The below fees were included in the test:
Loan Origination Fee paid by Borrower: $3,330.00
Points - Loan Discount Fee paid by Borrower: $2,276.00"
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate Lock Agreement signed by borrower is missing from loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approve/eligible at 42.686%. Tape shows undisclosed $625 Michigan SGCU auto loan pushes DTI over 62%. Unable to rely on documents in file and unable to calculated ATR."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
68258187	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,947.90	05/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,828.08	3.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	736	Not Applicable	48.819%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 with the lender MERS as nominee for xx in the amount of $xx which was recorded on xx/XX/2021 with

There is no chain of assignment as the subject mortgage is with the original lender.

No active judgments or liens have been found against the borrower/subject property.

Combined 2nd installment taxes for 2021 are due in the amount of $1,473.95 on xx/XX/2022. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/XX/2022, the borrower is current with the loan. The last payment was received on xx/XX/2022 which was applied to xx/XX/2022. The next due date for payment is xx/XX/2022. The borrower pays the P&I in the amount of $1,828.08 and PITI in the amount of $2,434.35. The current UPB reflected is in the amount of $xx.	xx:As per the review of collection comments, the current status of the loan is performing. According to the payment history as of xx/XX/2022, the borrower is current with the loan. The next due date for payment is xx/XX/2022. The current UPB reflected is in the amount of $xx. No comments have been found regarding the borrower’s income was impacted by the covid-19 pandemic. No comments have been found regarding the subject property condition. As per the final loan application, the borrower is self-employed as a consultant for 30 years. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| -x.xxx% |----| -x.xxxxx% Comment: Borrower DTI ratio percent as xx.xxx%. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxx   Variance:    Variance %:    Comment: Payment hist string is xxxxxxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xxxxxxxxxxxxx Tape Value: xxxxxxxxxxxx Variance: Variance %: Comment: Payment hist string reversed is xxxxxxxxxxxxx. Tape Source: Initial Tape Type:	4: Unacceptable	* Property Marketability Issues (Lvl 4) "Tape shows subject loan is repurchased due to LP approved with appraisal waiver, health and safety repairs noted in the purchase agreement addendum dated 01/XX/21, including radon mitigation, roof repairs and gas leak. Documentation evidencing the repairs were completed prior to note date was not in the file. PIW in file. Appraisal is not in file. Elevated for client review."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approve at 48.819%. Tape shows SE income was miscalculated, docs to support reserves missing and DTI over 50%. Unable to rely on documents in file and unable to calculate ATR."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.819%, the borrower’s income was $7,640.61.00 and total expenses are in the amount of $3,730.10 and the loan was underwritten by LP (Lxx nd its recommendation is Accept with a DTI of 49%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
42777087	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	Second	$0.00	$2,080.72	05/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,627.67	3.250%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Commercial Prop	xx	xx	Investor	Yes	Yes	No	769	Not Applicable	47.229%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2022 reflects that the subject mortgage was originated on xx/XX/2021 with the lender MERS as nominee for xx in the amount of $xx, which was recorded on xx/XX/2021 Instrument# | Book/Page# xx.
No chain of assignment has been found. Currently, the mortgage assignment is with MERS as nominee for xx which was recorded on xx/XX/2021.
There is prior mortgage active against the subject property in the favor of xx, in the amount of $xx which was recorded on xx/XX/2019.
2nd half combined taxes of 2021 are due on xx/XX/2022 in the amount of $2080.72.
No prior year’s delinquent taxes have been found.	According to a review of the payment history as of xx/XX/2022, the loan is currently performing and the next due date for the regular payment is xx/XX/2022. The last payment was received on xx/XX/2022 total in the amount of PITI $2,129.98 which includes P&I $1,627.67 with the rate of interest 3.250%, which was applied for the due date of xx/XX/2022. The UPB reflected in the latest payment history is in the amount of $xx.	xx:According to the review of the servicing comments, the current status of loan is performing. The next due date for the regular payment is xx/XX/2022. The UPB reflected in the latest payment history is in the amount of $xx.
Employment details are not provided in URLA.
Covid-19 attestation is located at “xx
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No details have been found regarding damage. xx:xx:xx	Not Applicable	Field: Borrower #x First Name Loan Value: Not Applicable Tape Value: Donna |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Borrower #x Last Name   Loan Value: Not Applicable   Tape Value: Ready   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Limited Cash Out (GSE definition)   Tape Value: No Cash-Out   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Commercial Prop Tape Value: PUD Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Commercial Prop (Lvl 4) "Subject is NOO. Tape shows loan is repurchased and subject is a detached cabin in XX operating as a hotel or similar type of transient housing. Review of the project shows primarily rental cabins via VRBO, similar to a condotel and not a pure NOO property. Elevated for client review."
																																																																																						* Property Marketability Issues (Lvl 4) "Tape shows subject valuation at $XX is not supported. Appraisal in file shows comps are dissimilar and agree with tape that value is not supported"	* DSCR is less than 1.00 (Lvl 3) "The net operating income is $xx and annual payments (Debt Service) is $xx and there debt service cover ratio (DSCR) is 0.67 which is less than 1."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
57414276	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$3,251.26	05/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,459.36	3.625%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	759	Not Applicable	39.490%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Pro-title report dated xx/XX/2022 shows that subject mortgage was originated on xx/XX/2021 in the amount of $xx with lender, xx. which was recorded on xx/XX/2021.
No assignment of mortgage has been found.
No active judgments or liens have been found.
Property taxes of 2021-22 are paid on xx/XX/2022 in the amount of $3251.26.	Payment history as of xx/XX/2022 shows that loan is performing and next payment due date is xx/XX/2022. The last payment was made on xx/XX/2022 in the amount of $1,459.36 which was applied for the due date of xx/XX/2022. The current UPB is $xx, interest rate is 3.625% and P&I is $1,459.36.	xx:According to servicing comments as of xx/XX/2022, the loan is performing and next payment due date is xx/XX/2022. The last payment was made on xx/XX/2022 in the amount of $1459.36.
No FC action has been noted since loan origination.
No evidence of damage or repair has been found.
No records of post-closing bankruptcy have been found.
As per loan application, the borrower is working at xx as xx for the past 1.9 years. xx:xx:xx	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| -x.xxx% |----| -x.xxxxx% Comment: As per final xxxx borrower income is $xx and total expenses is $xx. DTI is xx.xxx%. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. CLTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxx   Tape Value: xxxxxxxxxxxx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxx   Tape Value: xxxxxxxxxxxx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
																																																																																				Field: Property Address Street Loan Value: xx Variance: Variance %: Comment: As per note property street address reflects xx. Tape Source: Initial Tape Type:	4: Unacceptable	* Loan does not conform to program guidelines (Lvl 4) "Subject is NOO. Seller tape shows issue: 2 undisclosed mortgages; Borrower purchased xx 05/XX/21 DOT for $xx and 11410 Picadilly on 05/XX/21 DOT for $xx both financed through xx . Tape shows lender elevated loan for fraud review based on BWR letter claiming no new mortgages. Elevated for client review."												Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
53660577	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$12,572.23	05/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,059.94	2.875%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	709	Not Applicable	38.768%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 and recorded on xx/XX/2021 with the lender MERS as nominee for xx for the amount of $xx.
No assignments have been found. Currently, the assignment is with the original lender “MERS as nominee for xx”.
No active liens and judgments have been found against the borrower and subject property.
Combined annual taxes for the year of 2021 have been paid in the amount of $xx on xx/XX/2022.
Utilities annual taxes for the year of 2021 have been paid in the amount of $2,098.25 on xx/XX/2022.
No prior year delinquent taxes have been found.	According to latest payment history as of xx/XX/2022, the borrower is current with the loan and the next due date is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $2,059.94 which was applied for the due date xx/XX/2022. The unpaid principal balance is reflected in the amount of $xx. The current P&I is $2,059.94 and the interest rate is 2.875%.	xx:The loan is currently in the performing and the next due date is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $2,059.94 which was applied for the due date xx/XX/2022. The unpaid principal balance is reflected in the amount of $xx. The current P&I is $2,059.94 and the interest rate is 2.875%. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The subject property occupancy and the reason for default are unable to be determined. No comment pertaining to the damage on the subject property has been observed.
As per the final application, the borrower is working at xx from 24 months. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Borrower #x First Name Loan Value: Not Applicable Tape Value: Mohan |---| |----| Comment: N.A Tape Source: Initial Tape Type:
Field: Borrower #x Last Name   Loan Value: Not Applicable   Tape Value: Gunupati   Variance:    Variance %:    Comment: N.A   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N.A   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxx   Tape Value: xxxxxxxxxxxx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xxxxxxx Tape Value: xxxxxxxxxxxx Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 7/XX/2021 reflect Attorney's Fee (Closing xx and Other Title Services) at $125. However, CD dated 9/XX/2021 reflects Attorney's Fee (Closing xx and Other Title Services at $200.00. This is an increase in fee of $75.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 38.77%. Tape shows undisclosed debt with Discover and Smart financial with monthly payment of $393.00 and $397.00 were omitted without supporting documents. Adding them back to liabilities pushes DTI to 55%. Unable to rely on docs in file and unable to calc ATR."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
24574183	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$5,355.72	05/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,360.99	3.250%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	726	775	45.509%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 which recorded on xx/XX/2021 in the amount of $xx with xx.
There is no chain of assignment as the subject mortgage is with the original lender xx.
No active liens and judgments against the borrower/property.
There is a municipal lien on the subject property was recorded on xx/XX/2019 in the amount of $1,150.91 in favor of City of xx, a xx. However, the property address of violation is not given in the document.
No delinquent taxes have been found.	According to the payment history as of xx/XX/2022, the borrower is current with the loan. The last payment was received on xx/XX/2022 which was applied to xx/XX/2022. The next due date for payment is xx/XX/2022. The P&I is in the amount of $2,360.99 and PITI is in the amount of $2,859.59. The UPB reflected as per the payment history is in the amount of $xx.	xx:The loan is currently is performing. According to the payment history as of xx/XX/2022, the borrower is current with the loan. The last payment was received on xx/XX/2022 which was applied to xx/XX/2022. The next due date for payment is xx/XX/2022. The P&I is in the amount of $2,360.99 and PITI is in the amount of $2,859.59. The UPB reflected as per the payment history is in the amount of $xx.
The subject property is owner-occupied.
As per the 1003 document the borrower is working as a xx at “xx” for 6 years. xx:xx:xx	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| x.xxx% |----| x.xxxxx% Comment: This loan has a qualified mortgage DTI of xx.xxx%, the borrower's income was $xx and total expenses are in the amount of $x,xxx.xx. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: MI is not required.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxx   Tape Value: xxxxxxxxxxxx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Reversed Loan Value: xxxxxx Tape Value: xxxxxxxxxxxx Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	4: Unacceptable	* Property Marketability Issues (Lvl 4) "Subject is NOO. Appraisal report shows subject appraised as single family with ADU. ADU was recently built and is larger than primary. However, Appraiser noted subject has multiple addresses listed, and separate water and electrical meters were observed during inspection. Subject is a multi-unit property. Subject does not meet FNMA definition of accessory unit."												Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
51936281	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$2,827.34	05/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$819.96	4.000%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	758	780	52.102%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 and recorded on xx/XX/2021 in the amount of $xx with MERS as nominee for xx

There is no chain of assignment as the subject mortgage is with the original lender MERS as nominee for xx

No active judgments or liens have been found against the borrower.
Annual county taxes of 2021 have been paid on xx/XX/2021 in the amount of $2,827.34.	According to the payment history as of xx/XX/2022, the last payment was received on xx/XX/2022 which was applied for the due date of xx/XX/2022 and the next due date for payment is xx/XX/2022. The P&I is in the amount of $819.96 and PITI is in the amount of $1,297.11. The UPB reflected as per the payment history is in the amount of $xx.	xx:As per the comment history, the current status of the loan is performing.
According to the payment history as of xx/XX/2022, the last payment was received on xx/XX/2022 which was applied for the due date of xx/XX/2022 and the next due date for payment is xx/XX/2022. The P&I is in the amount of $819.96 and PITI is in the amount of $1,297.11. The UPB reflected as per the payment history is in the amount of $xx.
The reason for default is unable to be determined.
No foreclosure activity has been found.
No pertaining bankruptcy-related details have been found.
No evidence has been found regarding damage or repairs.
As per the 1003, the borrower is owner of the “xx ” for 27.0 years. xx:xx:xx	Not Applicable	Field: Age of Loan Loan Value: xx Tape Value: xx |---| -x |----| -xx.xxxxx% Comment: Note document reflect age of loan as xx months. Tape Source: Initial Tape Type:
Field: Borrower #x Middle Name   Loan Value: x   Tape Value: V   Variance:    Variance %:    Comment: Note document reflects borrower #x middle name asx.   Tape Source: Initial   Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: The borrower’s income is $x,xxx.xx and total expenses are in the amount of $x,xxx.xx. DTI reflects as xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: Prator V   Tape Value: Prator   Variance:    Variance %:    Comment: Note document reflects borrower's last name as xx  Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Present primary housing expenses in th amount of $x,xxx.xx & monthly income reflects $x,xxx.xx. Housing ratio reflects xx.xxx%.   Tape Source: Initial   Tape Type:
																																																																																				Field: Purpose of Transaction per HUD-x Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Subject approved as non-owner occupied. Tape shows loan repurchase from Freddie due to rental income not supported."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
37515650	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,075.88	04/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,043.36	3.625%	240	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	655	Not Applicable	43.363%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 and recorded on xx/XX/2021, in the amount of $xx with MERS as nominee for xx

There is no chain of assignment. Currently the subject loan is with original lender MERS as nominee for xx
No active judgments or liens have been found.

Annual combined taxes of 2021 have been paid in the amount of $1,075.88 on xx/XX/2021.

No prior year delinquent taxes have been found.	According to payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $4,631.53 which was applied for due date xx/XX/2022. The current P&I is in the amount of $3,043.36 and current PITI is in the amount of $4,631.53 with an interest rate of 3.625%. The current UPB reflected as per the payment history is in the amount of $xx.	xx:According to servicing comments, the current status of the loan is performing.

According to payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $4,631.53 which was applied for due date xx/XX/2022. The current P&I is in the amount of $3,043.36 and current PITI is in the amount of $4,631.53 with an interest rate of 3.625%. The current UPB reflected as per the payment history is in the amount of $xx.

As per final application, the borrower xx   has been working at xx as a xxfor 2.11 months.

As per final application, subject property is owner occupied.

No comment pertaining to the damage on the subject property has been observed.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: x Tape Value: x |---| -x |----| -xx.xxxxx% Comment: NA. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: -xx (Days)   Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx Variance: -xx (Days) Variance %: Comment: NA. Tape Source: Initial Tape Type:	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 43.36%. Tape shows assets misrepresentation. No further details are available. Final CD required $140K funds to close. DU showed $196K in assets. File does not show sourcing, verification and/or if assets are business assets. Reason for misrep not in file. Unable to rely on documents in file and unable to calculate ATR."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "Loan failed Qualified Mortgage safe harbor threshold test due to APR calculated 3.973% exceeds APR threshold of 3.860% over by +0.113%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed higher-priced mortgage loan test due to APR calculated 4.004% exceeds APR threshold of 3.860% over by +0.144%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.36%. The borrower’s income is $xx and total expenses are in the amount of $1,115.25 and the loan was underwritten by DU (xx 0) and its recommendation is approve /eligible for a DTI of 43.36%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
7226282	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$11,269.34	04/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$868.55	4.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	798	Not Applicable	29.617%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2019 with MERS as nominee for xx.
Chain of assignment has been completed. Currently, the mortgage is with MERS as nominee for xx which was recorded on xx/XX/2019.
There are 4 state tax liens in the total amount of xx which were recorded on different dates with different plaintiffs.
There is a judgment in the amount of $513.37 which was recorded on xx/XX/2008 in the favor of xx
 1st and 2nd installment taxes for the year of 2021 have been paid in the amount of $5758.07.
3rd and 4th installment taxes for the year of 2020 have been paid in the amount of $5678.24.
No prior year delinquent taxes have been found.	As per the review of the payment history, the borrower has been current with the loan and the next payment is due for xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $2,085.23 which was applied for xx/XX/2021. The current P&I is $868.55 and PITI is $2,085.23. The UPB is $xx.	xx:The present status of the loan is in performing and the next payment is due for xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $2,085.23 which was applied for xx/XX/2021. No records for bankruptcy and foreclosure have been found. The RFD is unable to be determined. The property is owner occupied. No repairs and damages have been found. xx have been found stating the borrower’s income has been impacted by Covid.
The borrower xx has been working at xx, as a xx for 11 years 1 month. xx:xx:xx	Not Applicable	Field: Post-Close DTI per xxxx Loan Value: xx.xxx% Tape Value: x.xxx% |---| xx.xxx% |----| xx.xxxxx% Comment: Total original T&I for the debt ratio: (Real Estate Taxes $xxx.xx + Hazard Insurance $xx.xx + Flood Insurance $x + MI $x + HOA Dues $x ) equals $xxx.xx & Total All Monthly Payments = xxxx.xx for DTI = xx.xxx% Tape Source: Initial Tape Type:
																																																																																				Field: Post-Close Housing Ratio per xxxx Loan Value: xx.xxx% Tape Value: x.xxx% Variance: xx.xxx% Variance %: xx.xxxxx% Comment: Total subject property PITIA (P&I $ xxxx + Real Estate Taxes $ xxx.xx + Hazard Insurance $xx.xx + Flood Insurance $x.xx + MI $x + HOA Dues $x) equals $xxxx.xx. Total verified monthly income equals $XXXX.XX. Housing Ratio equals xx.xxx%. Tape Source: Initial Tape Type:	4: Unacceptable	* Misrepresentation of Income (Lvl 4) "Subject NOO not required for ATR/QM testing but elevating income misrep in file for client review. Docs said 11 yrs at Credit Suisse but BWR was not employed at closing."												Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
28892824	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,374.96	07/XX/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,569.84	4.250%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	654	Not Applicable	49.712%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the Updated title report dated xx/XX/2021 reflects that the subject mortgage was originated on xx/XX/2019 with the lender MERS as nominee for xx
The chain of the assignment has been completed.
There is state tax lien active against the borrower in the amount of $686.74.00, in the favor of xx
There is judgment active against the borrower prior to our subject mortgage in the favor of xx
There is Violation lien active prior to out subject mortgage in the favor of xx
Combined 1st half taxes for the year of 2020 have been paid on xx/XX/2020 in the amount of $6374.97.
Combined 2nd half taxes for the year of 2020 are due on xx/XX/2021 in the amount of $6374.96.
No prior year’s delinquent taxes have been found.	According to a review of the payment history as of xx/XX/2021, the borrower is currently delinquent for 7 months with the loan and the next due date for the regular payment is xx/XX/2020. The last payment was received on xx/XX/2020 total in the amount of PITI $3,018.22 which includes P&I $1,569.84 with the rate of interest 4.250%, which was applied for the due date of xx/XX/2020. The UPB reflected in the latest payment history is in the amount of $xx.	xx:According to the review of the servicing comments, the loan is currently in collection. According to a review of the payment history as of xx/XX/2021, the borrower is currently delinquent for 7 months with the loan and the next due date for the regular payment is xx/XX/2020. The last payment was received on xx/XX/2020 total in the amount of PITI $3,018.22 which includes P&I $1,569.84 with the rate of interest 4.250%, which was applied for the due date of xx/XX/2020. The UPB reflected in the latest payment history is in the amount of $xx.
As per comment dated xx/XX/2020, the reason for default is borrower income is impacted by Covid-19.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No damage pertaining to the subject property has been found. xx:xx:xx	Not Applicable	Mortgage Insurance	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Forbearance Plan Start Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xxx (Days)   Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. CLTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. LTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xxxxxxxxxxxxxxxxxxxxxx Tape Value: xxxxxxxxxxxx Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Comments from Bank Tape:- Expired appraisal. FHA appraisal completed 9/21 had already expired after the update was completed on 1/23."
* Missing Required Disclosures (Lvl 3) "Your Home loan Toolkit / Acknowledgment / Disclosure Tracking is missing in the loan file."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.712% as the Borrower income was $8,123.00 and total expenses are in the amount of $4,038.12 per AUS/DU xx xx) and its recommendation is “Approve/Eligible with 49.71%.”."
																																																																																								* MI, FHA or MIC missing and required (Lvl 2) "MI Cert is missing in the loan file."	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 1) "As per the revised scope, updated only Initial LE & Final CD hence TRID Tolerance test is incomplete."	Elevated	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
69132631	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,018.48	Unavailable	Unavailable	No	Moratorium	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$785.00	4.625%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	594	Not Applicable	39.669%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2019, in the amount of $xx and which was recorded on xx
The chain of assignment has been completed. xx details:
1. There are two junior credit card judgments active against the borrower. First was recorded on xx/XX/2020 in the amount of $1,747.39 in the favor of “xx
2. There is one senior credit card judgment open against the borrower “xx” in the favor of “xx
Annual property Taxes for the year of 2020 have been paid off in the amount of $1,018.48 on xx/XX/2020.
No delinquent taxes have been found for the prior year.	As per the payment history tape data provided as of xx/XX/2021, borrower is 16 months delinquent with the loan. The last payment received date is unable to be determined. The next due date is xx/XX/2019. The current P&I is $785.00 and the interest rate is 4.625%. Current principal balance reflecting in the payment history is in the amount of $xx.	xx:Loan is in collection.

As per the payment history tape data provided as of xx/XX/2021, borrower is 16 months delinquent with the loan. The last payment received date is unable to be determined. The next due date is xx/XX/2019. The current P&I is $785.00 and the interest rate is 4.625%. Current principal balance reflecting in the payment history is in the amount of $xx.

As per the collection comment dated xx/XX/2021, the Reason for Default is unable to contact with the borrower as the borrower could not located or did not respond to the servicer’s inquiries.

As per the collection comments dated xx/XX/2021, the first legal action will be filed on the property on xx/XX/2021. The comment dated xx/XX/2021 shows due to natural Covid-19 Moratorium disaster, the FC case was rejected. The servicer had extended the Covid-19 national emergency. Hence, the foreclosure has not initiated on the subject property.

No bankruptcy activity has been found. No damage or repairs have been found in the latest servicing comments. xx:As per the collection comments dated xx/XX/2021, the first legal action will be filed on the property on xx/XX/2021. The comment dated xx/XX/2021 shows due to natural Covid-19 Moratorium disaster, the FC case was rejected. The servicer had extended the Covid-19 national emergency. Hence, the foreclosure has not initiated on the subject property. xx:xx	Not Applicable	Mortgage Insurance	Field: Current Legal Status Loan Value: Collections Tape Value: Collections, >= xxx Days |---| |----| Comment: Current legal status is Collections. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: No Discrepancy.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. Amount of Secondary Lien(s): $x.xx CLTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. LTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxx   Variance:    Variance %:    Comment: Payment history string is xxxxxxxxxxxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxx   Variance:    Variance %:    Comment: Payment history string reversed is xxxxxxxxxxxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Total monthly income of borrower is $x,xxx.xx and total front debt is $x,xxx.xx Hence Post close housing ratio is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Post-Close Housing Ratio per xxxx Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: -x.xxx% Variance %: -x.xxxxx% Comment: Total monthly income of borrower is $x,xxx.xx and total front debt is $x,xxx.xx. Hence Post close housing ratio is xx.xxx%. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "ComplianceEase risk indicator is Moderate due to the loan failed the following tests:
Loan failed FHA QM Rebuttable Presumption Test due to Fees charged $5,593.00 Fees Threshold $4,244.49 Over by $1,348.51. The following fee were included the test: Loan Origination Fee paid by Borrower: $895.00 Points - Loan Discount Fee paid by Borrower: $4,698.00.

Loan failed FHA QM Safe Harbor Test due to APR Charged 6.007% APR Threshold 5.870% Over by +0.137%.

Loan failed Qualified Mortgage Safe Harbor Threshold Test due to APR Charged 6.007% APR Threshold 5.370% Over by +0.637%. Missing Higher Priced Disclosure signed by the borrower. Subject loan is escrowed.

Loan failed Qualified Mortgage Lending Policy Points and Fees due to Fees charged $5,593.00 Fees Threshold $4,244.49 Over by $1,348.51. The following fee were included the test: Loan Origination Fee paid by Borrower: $895.00 Points - Loan Discount Fee paid by Borrower: $4,698.00."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed the charges that cannot increase more than 10% test. Revised LE dated 6/XX/2019 reflects the total comparable  fee amount at $858.00. However, Post CD dated 10/XX/2019 reflects the total of comparables fee at $1061.00. This is an increase of $117.20 for charges that cannot increase by more than 10%. Valid COC for the increase in fee is missing from the loan documents."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan failed GSE (Fannie Mae public guidelines) QM Points and Fees Test due to Fees charged $5,593.00 Fees Threshold $4,244.49 Over by $1,348.51. The following fee were included the test: Loan Origination Fee paid by Borrower: $895.00 Points - Loan Discount Fee paid by Borrower: $4,698.00."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape reflects the following issue,"borrower due for October payment". As per review of payment history the loan is due to 10/XX/2019 payment."
																																																																																							* MI, FHA or MIC missing and required (Lvl 3) "Mortgage insurance certificate is missing from the loan documents."	* Higher Price Mortgage Loan (Lvl 2) "Loan failed Higher-Priced Mortgage Loan Test due to APR Charged 6.007% APR Threshold 5.370% Over by +0.637%. Subject loan is escrowed."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
987102	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,031.96	04/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,145.63	6.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	Yes	705	Not Applicable	49.740%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated xx/XX/2021, the mortgage was originated on xx/XX/2018 with MERS as nominee for xx Corporation which was recorded on xx/XX/2018.
The chain of mortgage assignment has been completed.
No active judgments or liens found.	The payment history dated as of xx/XX/2021 reveals that the borrower is current with loan. The payment next due date is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $1,617.09 and it was applied for the due date of xx/XX/2021. The current P&I is $1,145.63. and interest rate is 6.25%. The current unpaid principal balance reflects in the amount of $xx.	xx:Loan is in performing status.
The payment history dated as of xx/XX/2021 reveals that the borrower is current with loan. The payment next due date is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $1,617.09 and it was applied for the due date of xx/XX/2021. The current P&I is $1,145.63. and interest rate is 6.25%. The current unpaid principal balance reflects in the amount of $xx.
																																																																																	At the time of origination borrower was working as Insulator at “xx” for 1 month. xx:xx:xx	Not Applicable		Field: Last Payment Received Date Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx |---| xx (Days) |----| Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Loan does not conform to program guidelines (Lvl 4) "Per tape, there as an asset misrepresentation. Details not in file but elevated for client review for subject NOO that was material enough to cause the repurchase from FNMA."												Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
2328312	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,121.66	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,583.51	4.000%	300	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	749	Not Applicable	49.621%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2019 with the lender MERS as nominee for xx for the amount of $xx which was recorded on xx/XX/2019.
Chain of assignment has been completed. Last assignment is with the “xx,
No active liens and judgments have been found.
First and second county installment taxes have been paid in the amount of $3121.66.
No prior year delinquent taxes have been found.	According to the payment history as of xx/XX/2021, the borrower is making regular payments and the next due date is xx/XX/2021. Available payment history does not show the current P&I, interest rate and transactions of history. The new UPB is reflected in the amount of $xx.	xx:The loan present status is performing.
According to the payment history as of xx/XX/2021, the borrower is making regular payments and the next due date is xx/XX/2021. Available payment history does not show the current P&I, interest rate and transactions of history. The new UPB is reflected in the amount of $xx.
As per the comment dated xx/XX/2020, the borrower’s impacted by covid-19. Forbearance plan was beginning from xx/XX/2020 to xx/XX/2020.
Currently, the borrower working at xx
Subject property is owner occupied. No damage and repairs have been found. xx:xx:xx	Not Applicable	Origination Appraisal	Field: Last Payment Received Date Loan Value: Unavailable Tape Value: x/XX/xxxx |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Post-Close DTI per xxxx Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: -x.xxx% Variance %: -x.xxxxx% Comment: Total Income per UW equals $x,xxx.xx. Total subject property PITIA equals $x,xxx.xx. Total other monthly payments $xxx.xx. DTI = xx.xx%. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "This loan failed the revised closing disclosure delivery date test. Final CD dated 07/XX/2019 is not signed by the borrower."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Missing valid COC for a fee increase on CD dated 07/XX/2019.  LE dated 06/XX/2019 reflects a Points - Loan Discount Fee of $1,559.00, however, CD dated 07/XX/2019 reflects the Points - Loan Discount Fee at $1,575.00.  This is a fee increase of $16.00 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."
* Missing Appraisal (Lvl 3) "Appraisal report is missing from the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 49.62% but post closing repurchase from FNMA with tape showing DTI 56%. Unable to rely on docs in file and unable to calc aTR."
																																																																																								* ComplianceEase Exceptions Test Failed (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.621% as the Borrower income was $4,000.21 and total expenses are in the amount of $1,984.95 per AUS/DU xx and its recommendation is “Approve/Eligible with 49.62%.”."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
59887658	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$9,454.65	$3,395.09	04/XX/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$260.48	6.875%	360	xx	xx	Conventional	ARM	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Unavailable	27.272%	First	Final policy	Not Applicable	Not Applicable	05/XX/2012	$14,924.67	Not Applicable	4.000%	$71.25	06/XX/2012	Financial Hardship	As per the updated title report dated xx/XX/2021 the subject mortgage was originated on xx/XX/1998 with lender M&I xx Bank and recorded on xx/XX/1998 for the amount of $xx.
The chain of assignment has been completed, currently the assignment is with   xx
There are 4 junior mortgages against the borrower.
The first junior mortgage was originated on xx/XX/1998 with lender The city of xx, a municipal corporation and recorded on xx/XX/1998 for the amount of $10,000.00.
The second junior mortgage was originated on xx/XX/1998 with lender xx Authority of the City of xx and recorded on xx/XX/1998 for the amount of $9210.00.
The third junior mortgage was originated on xx/XX/1998 with lender  xx, a non-profit corporation and recorded on xx/XX/1998 for the amount of $8000.00.
The fourth junior mortgage was originated on xx/XX/1999 with lender xx of the City of xx and recorded on xx/XX/1999 for the amount of $3046.00.
The taxes for the year 2017 are paid in the amount of $3395.69. However, the annual taxes for the year 2018,2019 and 2020 are delinquent in the total amount of $9454.65 with the good through as xx/XX/2021.	According to the payment history as of dated xx/XX/2021 the borrower has been delinquent for 14 months and the next due date is xx/XX/2020. The last payment was received on xx/XX/2020 for the amount $391.85xx. The monthly P&I is in the amount of $71.25 with an interest rate of 4.00%. The current UPB is reflected in payment history for the amount of $xx.	xx:The current status of the loan is in collection.
According to the payment history as of dated xx/XX/2021 the borrower has been delinquent for 14 months and the next due date is xx/XX/2020. The last payment was received on xx/XX/2020 for the amount $391.85xx. The monthly P&I is in the amount of $71.25 with an interest rate of 4.00%. The current UPB is reflected in payment history for the amount of $xx.
No comments have been found regarding the foreclosure and bankruptcy. The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. Also, no comments have been found regarding the income impacted due to covid-19. xx:xx:xx	The modification agreement was made between the lender xx and recorded on xx. The new principal balance as per mod is $14,24.67. The first payment was due on xx and the maturity date is xx The modified P&I is in the amount of $71.25 with an interest rate of 4.00%. The modification does not contain balloon payment.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Notice of Servicing Transfer	Field: Borrower First Name Loan Value: xx Tape Value: T |---| |----| Comment: Borrower First Name Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xx (Days)   Variance %:    Comment: Doc Date of Last Modification   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: REO   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xxx   Tape Value: xxx   Variance: -xxx   Variance %: -xx.xxxxx%   Comment: Loan Original Maturity Term Months   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Original Standard LTV   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $xxx.xx   Tape Value: $xxx.xx   Variance: $xx.xx   Variance %: xx.xxxxx%   Comment: NA   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: _xxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx Tape Value: xxxxxxxxxxxxxxxxxxxxxxx_ Variance: Variance %: Comment: Payment History String Reversed Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow acct disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is unable to be determined from the available loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business form disclosure is missing from the loan file."
																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Elevated	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
9409903	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$458.40	03/XX/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$387.84	8.750%	360	xx	xx	Conventional	ARM	Cash Out	xx	xx	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mobile Home	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2021 shows that the subject mortgage was originated on xx/XX/1997 and it was recorded on xx/XX/1997 in the amount of $xx in favor of xx

The chain of assignment is completed as the subject mortgage is still with the lender, xx

No active judgments/liens have been found in the updated title report against the borrower/subject property.

The annual Combined taxes for 2020 have been paid in full in the amount of $458.40 on xx/XX/2020.	Review of updated payment history as of xx/XX/2021, the loan is currently in delinquency for +3 months and the next due for regular payment is xx/XX/2020. The last regular payment xx has been made on xx/XX/2021 in the amount of $395.54 for the due date of xx/XX/2020. The UPB as of the date is in the amount of $xx.	xx:As per the review of the servicing comments the loan is in the collections and the borrower has delinquent with the loan for +3 months. The last payment was received on xx/XX/2021 which was applied for xx/XX/2020 and the next due date for the payment is xx/XX/2020. The P&I is the amount of $395.54 and PITI is in the amount of $589.13.The UPB reflected as per the updated payment history is in the amount of $xx.
The loan has never been modified since origination.
As per the comment date xx/XX/2020 the subject property has been occupied by the owner.
As per collection comment dated xx/XX/2020 shows that the reason for default is Curtailment of Income.The latest BPO is not available .Recent servicing comments do not reflect any damage. xx:xx:According to the PACER the borrower xx Simpson had filed bankruptcy under chapter-7 with the case# xx on xx/XX/2019. The debtor was discharged on xx/XX/2019.The case was terminated on xx/XX/2019. There is no evidences are found regarding reaffirmation agreement. The schedule D of Voluntary petition dated xx/XX/2019 shows that the amount of claim without deducting the value of the collateral is $xx and the value of the collateral is $xx however the unsecured portion is $31.500 there is no comment indication a cram down.	Not Applicable	Affiliated Business Disclosure Credit Application Loan Program Info Disclosure Notice of Servicing Transfer	Field: ARM Index Margin Percent Loan Value: x.xxx% Tape Value: xxx.xxx% |---| -xxx.xxx% |----| -xxx.xxxxx% Comment: ARM Index margin percent is "x.xx %." Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Bankruptcy is "YES".   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $xxx.xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: xx (Days)   Variance %:    Comment: First payment date is xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is REO Active? is "Not Applicable".   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: xxx (Days)   Variance %:    Comment: Last payment received date is x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xxx   Tape Value: xxx   Variance: -x   Variance %: -x.xxxxx%   Comment: Loan original maturity term months are xxx.   Tape Source: Initial   Tape Type:
Field: Max Rate At First Adjustment   Loan Value: x.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Max Rate at First adjustment is x.xxx %.   Tape Source: Initial   Tape Type:
Field: Min Rate At First Adjustment   Loan Value: x.xxx%   Tape Value: xxx.xxx%   Variance: -xxx.xxx%   Variance %: -xxx.xxxxx%   Comment: Min rate at first adjustment is "x.xxx %".   Tape Source: Initial   Tape Type:
Field: Next Rate Change Date   Loan Value: xx/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xxx (Days)   Variance %:    Comment: Next rate change date is xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: _xxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: Payment history string is "xxxxxxxxxxxxxxxxxxxxxxxx".   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxx_   Variance:    Variance %:    Comment: Payment history string reversed is "xxxxxxxxxxxxxxxxxxxxxxxx".   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: x Box xxx Tape Value: xxxx Variance: Variance %: Comment: Property address street is "Route x, Box xxx". Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Mobile Home (Lvl 4) "As per the tape data the subject property is Mobile Home. The property address is different form the Note and Updated title report.

As per the review of the updated title report dated 5/XX/2021 shows that the subject property address is “1xx” which is different from the original note addresses which is xx

As per the appraisal report “xx” shows that the property address “xx” is a manufactured home and affixation is missing from the loan file, However the appraisal report “xx” shows that the property address “xx

The final title policy is available in the loan file with ref. “xx” that doesn’t have ALTA-7 for Manufactured Home."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "The loan program disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Unable to Confirm the operative index value."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
51081887	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,237.04	07/XX/2019	Not Applicable	No	Other	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$851.71	6.500%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	35.167%	First	Final policy	Not Applicable	Not Applicable	05/XX/2019	$175,571.81	$27,618.71	4.000%	$851.71	05/XX/2019	Financial Hardship	The review of the updated title report dated xx/XX/2021 shows that the subject mortgage was originated on xx/XX/2005 with the lender MERS as nominee xx
The chain of the assignment has not been completed. The latest assignment is with U.S. xx as  xx which was recorded on xx/XX/2020. However, it should be with xx
There is a junior mortgage in the favor of xx
There is a credit card judgment in the favor of xx
There is a credit card judgment in the favor of xx  in the amount of $1,228.41 which was recorded on xx/XX/2019.
1st and 2nd installments of combined jurisdiction taxes for the year 2020 have been paid in the amount of $2,237.04 on xx/XX/2020 and xx/XX/2021.
No prior year delinquent taxes have been found.	According to the payment history as of xx/XX/2021, the borrower has been delinquent with the loan for 21 months and the last payment was received on xx/XX/2019 which was applied for xx/XX/2019 and the next due date for the payment is xx/XX/2019. The P&I is in the amount of $851.71 and PITI is in the amount of $1,215.32. The UPB reflected is in the amount of $xx.	xx:As per the review of the servicing comments, currently, the loan is in collection and the borrower has been delinquent with the loan for 21 months and the last payment was received on xx/XX/2019 which was applied for xx/XX/2019 and the next due date for the payment is xx/XX/2019. The P&I is in the amount of $851.71 and PITI is in the amount of $1,215.32. The UPB reflected is in the amount of $xx.
The reason for default is unable to be determined.
The loan modification agreement was made between xx  and  xx on xx/XX/2019.
The subject property has been occupied by the owner. Recent servicing comments do not reflect any damage pertaining to the subject property. xx:The foreclosure was initiated and the file was referred to an attorney on xx/XX/2021. However, the comment dated xx/XX/2021, shows that the FC was put hold for original note and will remain on hold until chain of title complete. No further details have been found. xx:The borrower xx had filed bankruptcy under xx with the case # xx on xx/XX/2014. The debtor was standard on xx/XX/2014 and the case got terminated on xx/XX/2014. The date of the last filing is xx/XX/2014.	This loan modification agreement was made between (borrower) xx, on xx
The borrower promises to pay the new UPB in the amount of $xx with an annual fixed modified interest rate of 4.00% and new P&I is in the amount of $851.71 that began from xx The maturity is xx The interest bearing amount is $xx and deferred balance in the amount of $xx. There is no provision for the balloon payment.	Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: Bankruptcy is yes Tape Source: Initial Tape Type:
Field: Current Foreclosure Status   Loan Value: Referred to Attorney   Tape Value: Complaint Filed   Variance:    Variance %:    Comment: Current foreclosure status is referred to attorney   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xx (Days)   Variance %:    Comment: Last payment received date is x/XX/xxxx   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xxx   Tape Value: xxx   Variance: -xx   Variance %: -xx.xxxxx%   Comment: Loan original maturity term months is xxx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxM   Tape Value: _xxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: Payment history string is xxxxxxxxxxxxxxxxxxxxxxxM.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: Mxxxxxxxxxxxxxxxxxxxxxxx Tape Value: xxxxxxxxxxxxxxxxxxxxxxx_ Variance: Variance %: Comment: Payment history string reversed is Mxxxxxxxxxxxxxxxxxxxxxxx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing Required State Disclosures (Lvl 2) "The subject property is located in Maine. The following disclosures are missing from the loan file.
Notice to Cosigner
Choice of Insurance Notice
Withholding Tax Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing"		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
42755590	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,250.42	04/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$466.83	3.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	Other	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	683	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2020 with the lender MERS as nominee for xx in the amount of $xx which was recorded on xx/XX/2020 with Instr | Book/Page# xx.
No assignment found in the updated title, however, the subject mortgage is with the original lender MERS as nominee for Prime lending xx
The subject mortgage is at first lien position as there are no active liens or judgment against the borrower or subject property.
Combined annual taxes for the year of 2020 have been paid in the amount of $3,250.42.
No prior year’s delinquent taxes have been found.	As per the review of the payment history as of xx/XX/2021, the borrower is regular with his payments and the next payment is due for xx/XX/2021.The last payment was received on xx/XX/2021 which was applied for xx/XX/2021 and the amount of $730.08 xx. The P&I is in the amount of $466.83 with an interest rate of 3.875%. As per the payment history the current UPB is in the amount of $xx.	xx:The collection comment as of xx/XX/2021 shows that the borrower is performing with the loan. As per the review of the payment history as of xx/XX/2021, the borrower is regular with his payments and the next payment is due for xx/XX/2021.The last payment was received on xx/XX/2021 which was applied for xx/XX/2021 and the amount of $730.08 xx. The P&I is in the amount of $466.83 with an interest rate of 3.875%. As per the payment history the current UPB is in the amount of $xx.
The loan was not modified since origination.
The review of the collection comment shows no indication of post-closing foreclosure activity. No information pertaining to bankruptcy has been found.
No comments have been found regarding the borrower’s income impacted due to covid-19 pandemic. There are no comments found related to the subject property condition.
At time of origination Borrower is working in xx as xx Manage from 5 years and 3 months. xx:xx:xx	Not Applicable	Affiliated Business Disclosure	Field: Current Legal Status Loan Value: Performing Tape Value: Collections, >= xxx Days |---| |----| Comment: The collection comment as of x/XX/xxxx shows that the borrower is performing with the loan. Tape Source: Initial Tape Type:
Field: Post-Close DTI per xxxx Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: x.xxx% Variance %: x.xxxxx% Comment: As per the Final application the Post-close DTI is xx.xxx%. Tape Source: Initial Tape Type:	3: Curable	* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "Affiliated Business disclosure is missing from the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Loan approved at 45.37%. Per tape, there was undisclosed debt that invalidated the AUS. Details not provided. Unable to calc ATR."
																																																																																								* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "CE risk indicator is "Elevated" since the loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.371% as the Borrower’s income is $2,,888.43 and total expenses are in the amount of $1,310.52 and the loan was underwritten by AUS/LP xx and its recommendation is “Accept / Eligible” and DTI is showing in it as 45%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
61598981	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$17,145.34	01/XX/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,088.40	4.250%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	745	Not Applicable	40.166%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2017 by ‘xx’ in favor of xx
The chain of assignment is incomplete. The current assignee is with xx
No active judgments/liens have been found against the subject property/owner/borrower.
The combined taxes for 2021 are paid off in the amount of $3,643.22.
The school taxes for 2020 paid off in the amount of $ 6471.95. xx taxes for 2021 are due in the amount of $7,030.17.
No prior delinquent taxes have been found.	The first payment date is xx/XX/2017. xx History dated xx/XX/2021 reveals that the borrower has been the delinquent from xx/XX/2019. The delinquency has been done for more than 17 months. The last payment was received on xx/XX/2020 in the amount of $4,628.44 with the current interest rate of 4.25% and P&I $3,088.40 for the due date of xx/XX/2019. The next due date is xx/XX/2019. The payment history reflects current unpaid principal balance is in the amount of $xx.	xx:Comments:
The first payment date is xx/XX/2017. xx History dated xx/XX/2021 reveals that the borrower has been the delinquent from xx/XX/2019. The delinquency has been done for more than 17 months. The last payment was received on xx/XX/2020 in the amount of $4,628.44 with the current interest rate of 4.25% and P&I $3,088.40 for the due date of xx/XX/2019. The next due date is xx/XX/2019. The payment history reflects current unpaid principal balance is in the amount of $xx.
No evidences have been found regarding Bankruptcy case and foreclosure process.
No visible damages have been found.
The loan was not modified since origination.
The review of collection comment state that borrower’s income has been impacted by covid-19. The comment dated xx/XX/2020 shows that borrower’s hardship was increased due to covid-19. The comment dated xx/XX/2020 shows that forbearance plan was started from xx/XX/2020 to xx/XX/2020. The comment dated xx/XX/2021 shows that borrower is in active forbearance plan due to covid-19. No further details have been found.
As per 1003 xx, borrower was working at ‘xx	Not Applicable	Affiliated Business Disclosure
Fraud Report Missing
Hazard Insurance
Initial 1003_Application
Missing DU/GUS/AUS
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Notice of Servicing Transfer
Transmittal (1008)	Field: Borrower #x Last Name Loan Value: Not Applicable Tape Value: Kaff |---| |----| Comment: Co-borrower is not available in this loan. Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Amount of Secondary Lien(s): $x.xx. Loan Amount: $xx. CLTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. LTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-x   Loan Value: Refinance   Tape Value: Purchase   Variance:    Variance %:    Comment: Loan is a Refinance.   Tape Source: Initial   Tape Type:
Field: Purpose Per Application   Loan Value: Refinance   Tape Value: Purchase   Variance:    Variance %:    Comment: Loan is a Refinance.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Low Rise Condo (x-x Stories) Tape Value: Single Family Variance: Variance %: Comment: The Appraisal dated xx/XX/xxxx reflects the subject property as detached condo. Tape Source: Initial Tape Type:	3: Curable	* Fraud Report Missing (Lvl 3) "Missing Fraud Report"
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership Counseling Disclosure is missing in the loan file."
* Intent to Proceed Missing  (Lvl 3)     "Intent to proceed is missing in the loan file."
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "AUS/DU  is missing in the loan file."
* Missing Initial 1003_Application (Lvl 3)     "Initial Loan Application is missing in the loan file."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial CD is missing in the loan file."
* Missing Initial LE (Lvl 3)     "Initial LE is missing in the loan file."
* Missing or error on the Rate Lock Document (Lvl 3)     "Missing a Rate Lock Agreement signed by Borrower(s) or memorialized comment by the Loan Officer."
* Missing proof of hazard insurance (Lvl 3)     "Missing proof of hazard insurance in the loan file."
* Missing Required Disclosures (Lvl 3)     "List of service providers is missing in the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)     "Notice of Servicing Transfer is missing in the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3)     "The Affiliated Business Disclosure missing."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Transmittal summary (1008) is missing in the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Loan approved at 40%. Per tape, SE income docs not in file so excluding income would have made revised income $0 and ATR unable to calc."										Value: Date: Type:Field review	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
28717849	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other	$0.00	$1,503.19	03/XX/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,379.19	3.625%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	Unavailable	xx	xx	Unavailable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	640	674	54.532%	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2021 shows that the subject mortgage was originated on xx/XX/2019 with the lender MERS as nominee for xx
The chain of the assignment has not been found.
There are 2 water/sewer/utility liens in the favor of xx in the total amount of $680.38 which was recorded on xx/XX/2020 and xx/XX/2021.
County jurisdiction taxes for the year 2020 have been paid in the amount of $1,503.19.
No prior year delinquent taxes have been found.	According to the payment history as of xx/XX/2021, the borrower has been delinquent with the loan for 13 months and the last payment was received on xx/XX/2020 which was applied for xx/XX/2020 and the next due date for the payment is xx/XX/2020. The P&I is in the amount of $1,379.19 and PITI is in the amount of $1,760.21. The UPB reflected is in the amount of $xx.	xx:As per the review of the servicing comments, currently, the loan is in performing and the borrower has been delinquent with the loan for 13 months and the last payment was received on xx/XX/2020 which was applied for xx/XX/2020 and the next due date for the payment is xx/XX/2020. The P&I is in the amount of $1,379.19 and PITI is in the amount of $1,760.21. The UPB reflected is in the amount of $xx.
As per the comment dated xx/XX/2020, the reason for default is the borrower has been impacted by covid-19.
No comments have been found regarding bankruptcy in the latest servicing comments.
No comments have been found regarding foreclosure in the latest servicing comments.
The subject property has been occupied by the owner. Recent servicing comments do not reflect any damage pertaining to the subject property. xx:xx:xx	Not Applicable	Notice of Servicing Transfer	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: N/A Tape Source: Initial Tape Type:
																																																																																				Field: MERS MIN Number Loan Value: xx-xxxxxxxxxxxxxxxx Tape Value: x.xxxxxxxxxxxxxxE+ Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 54.532% as the Borrower income was $4,907.56 and total expenses are in the amount of $2,676.21."		* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Servicing transfer disclosure to the Borrower(s) on LE dated 8/XX/2019 discloses the loan will not be transferred and the originator will service the loan."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
61470683	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,503.84	05/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$711.60	2.990%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	715	779	23.777%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the Updated title report dated xx/XX/2021 reflects that the subject mortgage was originated on xx/XX/2020 with the lender MERS as nominee for xx in the amount of $xx, which was recorded on xx/XX/2020 Instrument# | Book/Page# xx.
The chain of the assignment has been completed.
No active liens and judgments have been found against the borrower and the property.
Annual county taxes for the year of 2020 have been paid on xx/XX/2020 in the amount of $2,503.84.
No prior year’s delinquent taxes have been found.	According to a review of the payment history as of xx/XX/2021, the borrower is current with the loan and the next due date for the regular payment is xx/XX/2021. The last payment was received on xx/XX/2021 total in the amount of PITI $1,013.36 which includes P&I $711.60 with the rate of interest 2.990%, which was applied for the due date of xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.	xx:According to the review of the servicing comments, the Status of loan is currently performing. As per the payment history as of xx/XX/2021, the borrower is currently performing with the loan and the next due date for the regular payment is xx/XX/2021. The last payment was received on xx/XX/2021 total in the amount of PITI $1,013.36 which includes P&I $711.60 with the rate of interest 2.990%, which was applied for the due date of xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.
The borrower xx has been working at xx as a xx for 240 months.
No comments have been found regarding reason for default.
No foreclosure activity has been found.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No damage pertaining to the subject property has been found. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock Origination Appraisal	Field: Last Payment Received Date Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx |---| xx (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: MERS MIN Number   Loan Value: xx-xxxxxxxxxxxxxxxx   Tape Value: x.xxxxxxxxxxxxxxE+   Variance:    Variance %:    Comment: MERS MIN Number is available on Mortgage document, which is xxxxxxxxxxxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Lower rate or term Tape Value: No Cash-Out Variance: Variance %: Comment: As per the application, the Purpose of Refinance is Limited Cash Out. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the TRID disclosure dates and personal delivery validation test. This loan contains a Revised Closing Disclosure Receipt Date (10/XX/2020) that is after the Revised Closing Disclosure Delivery Date (10/XX/2020). However, the method of delivery is marked as "Personal.""
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE Risk indicator is "Moderate" since this loan failed the TRID disclosure dates and personal delivery validation test. This loan contains a  Revised Closing Disclosure Receipt Date (10/XX/2020) that is after the Revised Closing Disclosure Delivery Date (10/XX/2020). However, the method of delivery is marked as "Personal.""
* Loan does not conform to program guidelines (Lvl 3)     "The provided Seller’s tape is showing an alert that the subject property type is incorrect on LP. Also, the co-borrower’s last name was changed from her maiden name to her married name and underwriter never re-ran credit or AUS at origination; so now that her name doesn’t match, LP will not run."
* Missing Appraisal (Lvl 3)     "A copy of Appraisal Report at origination is missing from loan file."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "An executed copy of Rate Lock Agreement is missing from the loan file."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
12393979	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,755.49	10/XX/2019	zz	No	Other	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$651.02	3.875%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	647	Not Applicable	55.681%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2016 by ‘xx’ in favor of ‘xx
The chain of assignment has been completed as currently the assignment is with xx
No active judgments/liens have been found pending. xx Status
1) Annual county taxes for the year of 2020 have been paid in the amount of $1,755.49 on xx/XX/2020.
No prior delinquent taxes have been found.	Review of payment history as of dated xx/XX/2021 shows that the borrower is not making regular payments. The loan payments are currently 18 months in delinquency. The next due date is xx/XX/2019. The last payment was received on xx/XX/2019 in the total amount of $900 for the due date of xx/XX/2019. The unpaid principal balance according to payment history is in the amount of $xx. The current interest rate is 3.875% with P&I in the amount of $651.02.	xx:Available collection comments and payment history shows that the borrower is not making regular payments. The loan payments are currently 18 months in delinquency. The next due date is xx/XX/2019. The last payment was received on xx/XX/2019 in the total amount of $900 for the due date of xx/XX/2019. The unpaid principal balance according to payment history is in the amount of $xx. The current interest rate is 3.875% with P&I in the amount of $651.02.
The loan has not been modified since origination.
Available notice of lis pendency with case#xx located at xx shows that the foreclosure complaint was filed on xx/XX/2019. But, the collection comment dated xx/XX/2020 shows that the foreclosure process was put on hold due to covid-19. No sale date or other information regarding foreclosure activity is available in the collection comments.
Final application available in the loan file located at xx shows that the borrower was working with xx as a xx since last 5 months.
Collection comment dated xx/XX/2021 shows that the borrower was affected due to covid-19 from xx/XX/2021 till xx/XX/2021. xx:Available notice of lis pendency with case#xx located at xx shows that the foreclosure complaint was filed on xx/XX/2019. But, the collection comment dated xx/XX/2020 shows that the foreclosure process was put on hold due to covid-19. No sale date or other information regarding foreclosure activity is available in the collection comments. xx:xx	Not Applicable	Affiliated Business Disclosure Missing or error on the Rate Lock Mortgage Insurance	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: MERS MIN Number Loan Value: xx-xx Tape Value: xx Variance: Variance %: Comment: A copy of mortgage dated xx/XX/xxxx reflects MERS MIN Number as xx Tape Source: Initial Tape Type:	3: Curable	* Homeownership Counselling Disclosure is missing. (Lvl 3) "Homeownership Counseling Disclosure is missing in the loan file."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape reflects the following issue, "Uninsurable due to the borrowers being Delinquent in the FHA connection. Therefore it was due to be repurchased by GNMA." Supporting document to validate the issue is missing from the loan documents."
* MI, FHA or MIC missing and required (Lvl 3)     "MI Cert is missing in the loan file."
* Missing or error on the Rate Lock Document (Lvl 3)     "Missing a Rate Lock Agreement signed by Borrower(s) or memorialized comment by the Loan Officer."
* Missing Required Disclosures (Lvl 3)     "Your Home loan Toolkit and List of service providers is missing in the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "The Affiliated Business Disclosure missing."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 55.681% as the Borrower income was $3,120.00 and total expenses are in the amount of $1,737.24 per AUS/DUxx) and its recommendation is “Approve/Eligible with 55.68%.”."	* Cash out purchase (Lvl 1) "Final CD dated 11/XX/2016 reflects cash to borrower as $2,224.03"
																																																																																									* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 1) "As per the revised scope, updated only Initial LE & Final CD hence TRID Tolerance test is incomplete."	Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
8098163	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,178.47	04/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$589.57	4.000%	360	xx	xx	FHA	Fixed	Refinance	Unavailable	Unavailable	Streamline Refinance	xx	xx	Unavailable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	No	Not Applicable	Unavailable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Updated title report dated xx/XX/2021 shows that the subject mortgage was recorded on xx/XX/2015 with MERS as nominee forxx
The chain of assignment has been completed as currently the assignment is with MERS as nominee for xx
No active judgments or liens have been found pending. xx Status;
All the taxes for the year of 2019 and 2020 have been paid. No prior year delinquent taxes have been found pending.	Review of payment history as of dated xx/XX/2021 shows that the borrower is not making regular payments. The loan payments are currently 14 months in delinquency. The next due date is xx/XX/2020. The last payment was received on xx/XX/2021 in the total amount of $999.75 for the due date of xx/XX/2020. The unpaid principal balance according to payment history is in the amount of $xx. The current interest rate is 4.000% with P&I in the amount of $589.57.	xx:Available collection comments and payment history shows that the borrower is not making regular payments. The loan payments are currently 14 months in delinquency. The next due date is xx/XX/2020. The last payment was received on xx/XX/2021 in the total amount of $999.75 for the due date of xx/XX/2020. The unpaid principal balance according to payment history is in the amount of $xx. The current interest rate is 4.000% with P&I in the amount of $589.57.
The loan has not been modified since origination.
Final application available in the loan file located at xx shows that the borrower was working with xx  since 2 years and 8 months as a xx.
Collection comment dated xx/XX/2020 shows that the borrower was impacted due to pandemic. xx:xx:xx	Not Applicable	Affiliated Business Disclosure Credit Report Flood Certificate Missing DU/GUS/AUS Missing or error on the Rate Lock Transmittal (1008)	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: As per Tape data, Lender doesn't require MI document. However, audit value reflect not applicable, Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xx (Days)   Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: MERS MIN Number Loan Value: xx-xx Tape Value: xx Variance: Variance %: Comment: As per Tape data, MERS MIN number reflect -. However, Mortgage document reflect xx-xx Tape Source: Initial Tape Type:	3: Curable	* Homeownership Counselling Disclosure is missing. (Lvl 3) "Homeownership Counseling disclosure is missing from the loan files."
* Loan does not conform to program guidelines (Lvl 3)     "Loan does not meet minimum streamline guidelines, unable to flip."
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "AUS DU/LP is missing from the loan files."
* Missing flood cert (Lvl 3)     "A copy of Flood Insurance Certificate is missing from loan document."
* Missing or error on the Rate Lock Document (Lvl 3)     "A copy of Rate lock document is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3)     "Affiliated business disclosure is missing from the loan files."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "A copy Transmittal summary document is missing from loan document."	* Missing credit report (Lvl 2) "Credit report is missing from the given loan file."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
82853991	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,205.10	05/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,395.42	4.490%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Unavailable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	696	Not Applicable	53.391%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the pro-title dated xx/XX/2021 reflects that the subject mortgage was originated on xx/XX/2018 with the lender MERS as nominee for xx
No chain of assignment has been found.

No active liens and judgments have been found.

County annual tax of 2020 has been paid in the amount of $4205.10 on xx/XX/2020.	According to the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment received on xx/XX/2021, the payment applied date was xx/XX/2021 and the next due date for payment is xx/XX/2021. The UPB reflected as per the payment history is in the amount of $xx.	xx:The loan is performing. According to the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment received on xx/XX/2021, the payment applied date was xx/XX/2021 and the next due date for payment is xx/XX/2021. The UPB reflected as per the payment history is in the amount of $xx.

The reason for default is unable to be determined. The subject property has been occupied by the owner. No comments have been found for damage or repairs. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock Origination Appraisal	Field: Last Payment Received Date Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx |---| xx (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: MERS MIN Number Loan Value: xx-xxxxxxxxxxxxxxxx Tape Value: xx Variance: Variance %: Comment: MERS MIN Number is available in Mortgage document. Tape Source: Initial Tape Type:	3: Curable	* Missing Appraisal (Lvl 3) "Appraisal is missing from the file and 1004d located at xx
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock provided expired on 1/XX/2018 and the loan closed on 1/XX/2018. No lock extension found."
* Qualified Mortgage DTI exceeds 43% (Lvl 3)     "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 53.391% as the Borrower income was $7,500.00 and total expenses are in the amount of $4,004.35 miscalculation of student loan debts. Adding in the correct student loan payments, the DTI pushes over 53%."
* The final 1008 is missing (Lvl 3) "1008 is missing from the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject miscalculation of student loan debt may push DTI over 53% per tape. Details not provided. Unable to rely on docs in file and unable to calc ATR"
																																																																																								* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "CE result is Elevated as this loan has failed Qualified Mortgage DTI Threshold Test."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
82326310	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,581.45	04/XX/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,873.77	3.750%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	Other	xx	12.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	701	Not Applicable	39.317%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2016 with MERS as nominee for xx Loans, a xx.
Chain of assignment has been completed. Currently, the mortgage is with xx. which was recorded on xx/XX/2017.
No active judgments or liens have been found.
Annual taxes for the year of 2020 have been paid in the amount of $2581.45.
No prior year delinquent taxes have been found.	As per the review of the payment history, the borrower has been delinquent for 12 months and the next payment is due for xx/XX/2020. The last payment was received on xx/XX/2020 in the amount of $2,221.59 which was applied for xx/XX/2020. The current P&I is $1,129.84 and PITI is $2,221.59. The UPB is $xx.	xx:The loan is currently in payment plan and the next payment is due for xx/XX/2020. The last payment was received on xx/XX/2020 in the amount of $2,221.59 which was applied for xx/XX/2020. No records for foreclosure have been found. The RFD is unable to be determined. The property is owner occupied. As per the comment dated xx/XX/2021, the borrower’s income was impacted by Covid. The FB plan was offered that began from xx/XX/2021 in the amount of $2221.59. The borrower xx has been working at xx as a xx of / xx for 1 month xx:xx:xx	Not Applicable	Affiliated Business Disclosure Missing or error on the Rate Lock	Field: Age of Loan Loan Value: xx Tape Value: xx |---| -x |----| -x.xxxxx% Comment: NA Tape Source: Initial Tape Type:
Field: Borrower #x Middle Name   Loan Value: xx   Tape Value:xxVariance:    Variance %:    Comment: Note Document reflects Borrower #x middle name as xx.   Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: No modification document found in a file.   Tape Source: Initial   Tape Type:
Field: Occupancy at Origination (Property Usage Type)   Loan Value: Primary   Tape Value: Secondary   Variance:    Variance %:    Comment: Final xxxx Document reflects Occupancy as Primary.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: $xxxxxx.xx   Tape Value: $xxxxxx.xx   Variance: $-xxxxx.xx   Variance %: -xx.xxxxx%   Comment: Appraisal Report Document reflects Appraisal Value as $xx.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: $xxxxxx.xx   Tape Value: $xxxxxx.xx   Variance: $-xxxxx.xx   Variance %: -xx.xxxxx%   Comment: Note Document reflects Loan amount as $xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xxxxxxxxxxxX   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: Xxxxxxxxxxxx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Total Original T&I for Debt Ratios: (Real Estate Taxes $xxx.xx + Hazard Insurance $xx.xx + MI $xx.xx + HOA Dues $xx.xx ) equals $xxx.xxd and Total of other debts is $xxx.xx. Total monthly income verified is $x,xxx.xx. Hence Post-close DTI per xxxx is xx.xxx%   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-x   Loan Value: Refinance   Tape Value: Purchase   Variance:    Variance %:    Comment: Final Closing Disclosure Document reflects Purpose of Transaction is Refinance.   Tape Source: Initial   Tape Type:
Field: Purpose Per Application   Loan Value: Refinance   Tape Value: Purchase   Variance:    Variance %:    Comment: Final xxxx Document reflects Purpose Per Application as Refinance.   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-x Line xxx)   Loan Value: Not Applicable   Tape Value: $xxxxxx.xx   Variance:    Variance %:    Comment: Final xxxx reflects Transaction is Refinance.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term   Loan Value: xxx   Tape Value: xxx   Variance: x   Variance %: x.xxxxx%   Comment: NA   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Appraisal Report reflects Subject Property type as PUD. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the reimbursement amount validation test.
The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

This loan failed the closing or reimbursement date validation test.
The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "TRID Violation in Charges That Cannot Increase test due to fee addition in Initial CD dated 11/XX/2016. Initial LE dated 11/XX/2016 reflect Credit report Fee at $36.00. However Initial CD dated 11/XX/2016 Credit report Fee at $124.00. Valid COC is missing from the loan files."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation in Charges that Cannot Increase test due to increase of fee in Revised CD#xx dated 11/XX/2016. Initial CD dated 11/XX/2016 does not reflect Rate Lock Fee. However, Revised LE#x dated 11/XX/2016 reflect Rate Lock Fee at $2,023.00. This is fee increase of $2,023.00 for 0% tolerance test fee. Valid COC for the increase in fee amount is missing in the loan documents."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership Counseling Disclosure Document is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 3)     "Intent to proceed Document is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate Lock Agreement Document is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "List of Service Provider Document is missing from the loan documents."
																																																																																							* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "Affiliated Business Disclosure Document is missing from the loan documents."			Moderate	Pass	Pass	No Result	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
74424688	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,194.00	05/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,494.14	4.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	Other	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	698	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2019 with as MERS as nominee for xx LLC.
Chain of assignment has been completed. Currently, the mortgage is with as MERS as nominee for xx LLC which was recorded on xx/XX/2019.
No active judgments or liens have been found.
Annual taxes for the year of 2020 have been paid in the amount of $2194.
Annual utility charges for the year of 2020 have been delinquent in the amount of $634.09.	As per the review of the payment history, the borrower has been delinquent for 60+ days and the next payment is due for xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $3,063.00 which was applied for xx/XX/2021. The current P&I is $2,494.14 and PITI is $3,063.00. The UPB is $xx.	xx:The loan is currently in collections and next payment is due for xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $3,063.00 which was applied for xx/XX/2021. No records for foreclosure and bankruptcy have been found. The RFD is sick due to Covid. The borrower xx been working at xx as a xx for 6 years.
As per the comments, the borrower’s income was impacted by Covid. The 3 months FB plan was offered. No further details have been found. xx:xx:xx	Not Applicable	Field: Disbursement Date Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx |---| -xx (Days) |----| Comment: As per loan document final Closing Disclosure in Disbursement Dated is x/XX/xxxx reflected, Locator =xxxxxxxxxx Taylor #xxx, however reflects in Tape Data provider date is x/XX/xxxx Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xxxxx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: -x.xxx% Variance %: -x.xxxxx% Comment: NA Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The provided Seller’s tape is showing an alert that the subject loan was repurchased since the adjustable value is not supported."	* ComplianceEase TILA Test Failed (Lvl 2) "1. This loan failed the TILA finance charge test. The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate because it is understated by more than $100. Subject loan is a purchase, originated on 6/XX/2019 and the SOL is 1 year.

																																																																																								2. This loan failed the revised closing disclosure delivery date test (waiting period required). Subject loan is a purchase, originated on 6/XX/2019 and the SOL is 1 year."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
36808711	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$1,488.12	$1,444.78	05/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$797.94	4.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	Other	xx	18.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	649	643	39.863%	First	Final policy	Not Applicable	$7,500.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2019 and was recorded on xx/XX/2019, in the amount of $xx, MERS as nominee for xx

The chain of assignment has been completed; currently, the assignment is with originated lender “MERS as nominee for xx  ”.

There is a junior mortgage against the subject property in the favor of xx, which was originated on xx/XX/2019 and was recorded on xx/XX/2019, in the amount of $7,500.00, with Instrument# xx.

There is a municipal lien against subject property in the favor of City of xx, which was recorded on xx/XX/2007 in the amount of $5,525.00.

1st instalment county taxes of 2020 have been delinquent on xx/XX/2021 in the amount of $1,488.12 and good through date for these taxes are xx/XX/2021.	According to the payment history as of xx/XX/2021, the borrower is performing with the loan. The last payment was received on xx/XX/2021 which was applied for the due date of xx/XX/2021 and the next due date for payment is xx/XX/2021. The P&I is in the amount of $797.94 and PITI is in the amount of $1,266.58. The UPB reflected as per the payment history is in the amount of $xx.	xx:The borrower is performing with the loan.
According to the payment history as of xx/XX/2021, the last payment was received on xx/XX/2021 which was applied for the due date of xx/XX/2021 and the next due date for payment is xx/XX/2021. The P&I is in the amount of $797.94 and PITI is in the amount of $1,266.58. The UPB reflected as per the payment history is in the amount of $xx. xx are missing. Therefore COVID review has not been performed.
Currently, the borrower is working at the xx as a x from 3.0 years. xx:xx:xx	Not Applicable	Field: Original CLTV Ratio Percent Loan Value: xxx.xxx% Tape Value: xx.xxx% |---| x.xxx% |----| x.xxxxx% Comment: "Collateral Value used for Underwriting: $xx Amount of Secondary Lien(s): $x,xxx.xx Loan Amount: $xx. CLTV = xxx.xxx%. " Tape Source: Initial Tape Type:
Field: Post-Close DTI per xxxx Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: -x.xxx% Variance %: -x.xxxxx% Comment: NA Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "TRID Violation in Charges that Cannot Increase test due to increase of fee in Initial CD dated 8/XX/2019. Revised LE#xx dated 8/XX/2019 reflect Transfer Taxes at $1,200.00. However, Initial CD dated 8/XX/2019 reflect Transfer Taxes at $1,920.00. This is a fee increase of $720.00 for 0% tolerance fee test. Valid COC for the increase in Transfer taxes is missing from the loan documents."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation in Charges that Cannot Increase test due to increase of fee in Revised LE#xx dated 8/XX/2019. Initial LE dated 7/XX/2019 does not reflect Loan Origination Fee, However, Revised LE dated 8/XX/2019 reflect Loan Origination Fee at $1,552.00. This is fee increase of $1,552.00 for 0% tolerance test fee. Valid COC for the increase in fee amount is missing in the loan documents."
* Loan does not conform to program guidelines (Lvl 3) "Seller tape reflects the following issue,"Re purchased from US Bank that FNMA kicked back. There was an asset documentation issue requiring re purchase. Borrowers are current but have had five 30 day tales in last 21 months. FICO at closing was 649 and now they are a 515. Mi is still in place and valid. Borrowers have made March, April and May 2021 payments on time", Supporting document to validate the issue is missing from loan documents."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Loan fails ComplianceEase Higher priced mortgage loan test. APR Calculated 5.613% APR Threshold 5.290% Over By +0.323%. Missing Higher Priced Mortgage Loan Disclosure signed by Borrower(s)."
* ComplianceEase TILA Test Failed (Lvl 2)     "Finance charge disclosed on Final CD as $xx. Calculated Finance Charge $xx for an under disclosed amount of $500.40  Reason for Finance Charge under disclosure is unknown as the Fee Itemization and the Compliance Findings are missing.

																																																																																								Subject loan is a purchase, originated on 8/XX/2019 and the SOL is 1 year."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
95762536	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$3,383.79	$0.00	05/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,409.25	3.375%	360	xx	xx	USDA	Fixed	Purchase	xx	xx	Full Documentation	Yes	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	674	668	44.338%	First	Short Form Policy	Not Applicable	Not Applicable	06/XX/2020	$311,626.75	$62,862.47	3.375%	$945.13	07/XX/2020	Financial Hardship	According to the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2016 with the lender MERS as nominee for xx in the amount of $ xx which was recorded on xx/XX/2016 with Instr | Book/Page# xx
No assignment found in the updated title, however, the subject mortgage is with the original lender xx
The subject mortgage is at first lien position as there are no active liens or judgment against the borrower or subject property.
The county annual taxes are delinquent in the amount of $3383.79 and the good through date on xx/XX/2021.	As per the review of the payment history as of xx/XX/2021, the borrower is regular with his payments and the next payment is due for xx/XX/2021.The last payment was received on xx/XX/2021 which was applied for xx/XX/2021 and the amount of $1,643.60 xx. The P&I is in the amount of $945.13 with an interest rate of 3.375%. As per the payment history the current UPB is in the amount of $xx.	xx:The collection comment as of xx/XX/2021 shows that the borrower is performing with the loan. The borrower is regular with his payments and the next payment is due for xx/XX/2021.The last payment was received on xx/XX/2021 which was applied for xx/XX/2021 and the amount of $1,643.60 xx. The P&I is in the amount of $945.13 with an interest rate of 3.375%. As per the payment history the current UPB is in the amount of $xx.
The loan was modified between on xx/XX/2020.
 The review of the collection comment shows no indication of post-closing foreclosure activity. No information pertaining to bankruptcy has been found.
No comments have been found regarding the borrower’s income impacted due to covid-19 pandemic.
At the time of origination Borrower is working in xx/xx
There are no comments found related to the subject property type and condition. xx:xx:xx	The loan was modified between the borrower “xx and the lender xx on effective date of xx with the new modified principal balance of $xx out of which the amount of $xx has been deferred; hence the interest-bearing amount is $xx. The borrower promise to pay the monthly P&I of $945.13 with an interest rate of 3.375 % beginning from xx till the maturity date xx	Missing or error on the Rate Lock	Field: Borrower #x Middle Name Loan Value: Tape Value: A |---| |----| Comment: The Note dated xx/XX/xxxx and signed at closing, reflects the Borrower's Middle Name as xx. Tape Source: Initial Tape Type:
Field: Borrower #x Middle Name   Loan Value: xx   Tape Value: T   Variance:    Variance %:    Comment: The Note dated xx/XX/xxxx and signed at closing, reflects the Borrower's Middle Name xx.   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xx (Days)   Variance %:    Comment: As per Tape data ,First Payment Date is x/XX/xxxx .However Note documents reflects it x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xx (Days)   Variance %:    Comment: The last payment was received on x/XX/xxxx .   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx.xxx%   Tape Value: xxx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Amount of Secondary Lien(s): $x. Loan Amount: $xx CLTV = xxx.xxx%   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $xxxx.xx   Tape Value: $xxxx.xx   Variance: $xx.xx   Variance %: x.xxxxx%   Comment: As per Tape data ,Original Stated P & I is $x,xxx.xx. However Note documents reflects as $x,xxx.xx.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: xx.xxx% Variance %: xx.xxxxx% Comment: As per Tape data ,Post Close DTI is xx.xx%.However Final Application documents reflects as xx.xxx%. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "1. This loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

2. This loan failed the closing or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date)."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE Risk indicator is "Moderate" due to following factors:

1. This loan failed the charges that in total cannot increase more than 10% test. Missing valid COC for a total fees increased of $338.26 on final CD dated 05/XX/2016.
The final CD reflects the cumulative Fees in B section increased of 119.116% with the amount of $338.26 in Creditor's Providers Fees which exceeded the 10% tolerance for Creditor's Providers fees and a valid COC is required.

2. This loan failed the initial closing disclosure delivery date test due to the initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as "Electronic Delivery" and the initial closing disclosure delivery date (05/XX/2016) is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the settlement date (05/XX/2016)."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan failed the charges that in total cannot increase more than 10% test. Missing valid COC for a total fees increased of $338.26 on final CD dated 05/XX/2016.
The final CD reflects the cumulative Fees in B section increased of 119.116% with the amount of $338.26 in Creditor's Providers Fees which exceeded the 10% tolerance for Creditor's Providers fees and a valid COC is required."
* Loan does not conform to program guidelines (Lvl 3)     "The provided Seller’s tape is showing an alert that the subject loan was modified by servicer on 40 year term and unable to re-pool as cannot exceed 30 years."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "An executed copy of Rate Lock Agreement is missing from the loan file."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.338% as the Borrower’s income is $7,321.57 and total expenses are in the amount of $3,246.21 and the loan was underwritten by GAUS (Locatorxx & its recommendation is “Accept/Eligible” and DTI is showing in it as 44.338%."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
26188086	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	$0.00	$7,585.97	04/XX/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$4,016.41	$5,243.34	6.625%	360	xx	xx	Conventional	ARM	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Yes	No	No	681	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	05/XX/2014	$748,898.75	$151,898.75	2.000%	$1,807.87	05/XX/2014	Financial Hardship	As per the updated title report dated xx/XX/2021 the subject mortgage was originated on xx/XX/2007 with lender xx
The chain of assignment has been completed, currently the assignment is with xx
There are junior mortgage,DOJ lien, ECB liens, Municipal lien, state tax lien and civil judgment against the borrower.
The DOJ lien was recorded on xx/XX/2016 for the amount of $2,6,11,244.00 in the favor of xx
The ECB lien was recorded on xx/XX/2021 for the amount of $xx in the favor of xx
The municipal lien was recorded on xx/XX/2001 for the amount of $354.77 in the favor of xx. The state tax lien was recorded on xx/XX/2002 for the amount of $7149.53 in the favor of xx
The civil judgment was recorded on xx/XX/2014 for the amount of $xx with different plaintiff’s.
Taxes for the year 2022 will due on xx/XX/2022 for the amount of $7585.97. However, the utility taxes for the year 2021 are delinquent in the amount of $583.68 which was due on xx/XX/2021 and good through as xx/XX/2021.	As per the payment history as of date xx/XX/2021 the borrower has been delinquent for 12 months and last payment was received on xx/XX/2020 for the due date of xx/XX/2020 in the amount of $2,357.93. According to payment history next due date is xx/XX/2020. And borrower’s current P&I is in the amount of $1,807.87. Principal balance reflecting in payment history is in the amount of $xx.	xx:The current status of the loan is in collection.
As per the payment history as of dated xx/XX/2021 the borrower has been delinquent for 12 months and last payment was received on xx/XX/2020 for the due date of xx/XX/2020 in the amount of $2,357.93. According to payment history next due date is xx/XX/2020.  The borrower’s current P&I is in the amount of $1,807.87. Principal balance reflecting in payment history is in the amount of $xx.
No comments have been found regarding the foreclosure and bankruptcy. The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. As per the comment dated xx/XX/2020 the reason for default was loss of income due to COVID. xx:xx:xx	The loan was modified between borrower xx and the lender xx. As per this modification agreement the new principal balance is $xx and borrower has promised to pay principal and interest in the amount of $1,807.87 with rate of 2.000%. According to this agreement new maturity date will be xx	Affiliated Business Disclosure Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Deferred Balance Amount Loan Value: $xxxxxx.xx Tape Value: $xxxxxx.xx |---| $-xxxx.xx |----| -x.xxxxx% Comment: NA Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: x/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: xxx (Days)   Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: Full Documentation   Tape Value: Alternative   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xxx   Tape Value: xxx   Variance: -xxx   Variance %: -xx.xxxxx%   Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: xx.xxx%   Variance %: xx.xxxxx%   Comment: NA   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxMMMMMMMMMMM   Tape Value: xxxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MMMMMMMMMMMxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxx'   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-x   Loan Value: Cash Out   Tape Value: Purchase   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Purpose Per Application   Loan Value: Refinance   Tape Value: Purchase   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xxxxx (Days)   Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Total Balance of Junior Lien(s) Loan Value: Not Applicable Tape Value: $x.xx Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (Lvl 2) "This Loan is ARM and Loan Program Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "Following State Disclosures are missing from the loan file.
1.NY Consumer Credit Disclosure / Fair Credit Reporting Notice
2.NY Interest Rate Disclosure
3.NY Hazard Insurance  Disclosure
4.Tax Escrow Account Designation
5.Mortgage Bankers and Exempt Organizations Preapplication
6.Part 80 Disclosure
7.Alternative Mortgage Transaction Disclosures
8.Co-Signer Notice Requirements
9.Default Warning Notice
10.Smoke Alarm Affidavit
11.New York Real Property Escrow Account Disclosure
12.Subprime Home Loan Counseling Disclosure
13.Subprime Home Loan Tax and Insurance Payment Disclosure
14.Subprime Home Loan Disclosure
15.Commitment Disclosure
16.Lock-in Disclosure
17.Expiration of Lock-in or Commitment Period"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Document is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative Index Value is unable to be determined."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
29711529	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$0.00	$688.64	Unavailable	zz	No	Other	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$295.67	12.750%	120	xx	xx	HELOC	Fixed	Purchase	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	09/XX/2016	$13,175.00	$1,078.13	8.000%	$135.13	11/XX/2016	Financial Hardship	The review of the updated title report dated xx/XX/2021, shows that the subject mortgage was originated on xx/XX/1994 and was recorded on xx/XX/1994, in the amount of $xx with xx
The chain of assignment has been completed.

No active judgments or liens found.

The 1st and 2nd installment of combined taxes for the year 2020 have been paid in the amount of $688.64.

No prior year delinquent taxes have been found.	According to the payment history as of xx/XX/2021, the borrower is currently delinquent for 32 months and the next due date for payment is xx/XX/2018. The last payment was received on in the amount of $1,063.19 which was applied for due date xx/XX/2018. The current P&I is in the amount of $135.13 and current PITI is in the amount of $302.85 with an interest rate of 8.000%. The current UPB reflected as per the payment history is in the amount of $xx.	xx:The loan is in litigation.

According to the payment history as of xx/XX/2021, the borrower is currently delinquent for 32 months and the next due date for payment is xx/XX/2018. The last payment was received on in the amount of $1,063.19 which was applied for due date xx/XX/2018. The current P&I is in the amount of $135.13 and current PITI is in the amount of $302.85 with an interest rate of 8.000%. The current UPB reflected as per the payment history is in the amount of $xx.

This modification agreement was made between Lender and Borrower on xx/XX/2016. As per the modified term, the new principal balance is $xx. The borrower promises to pay $135.13 monthly with a modified interest rate of 8.000% beginning from xx/XX/2016 with a maturity date of xx/XX/2029. The modification does not have a Balloon provision. The loan was modified once.

As per comment dated xx/XX/2021, the subject property is owner occupied.  As per comment dated xx/XX/2020, litigated matter received, completed on xx/XX/2020. No further details have been found. No resolution regarding litigation has been found.

  According to the PACER, the borrower xx  and xx  had filed bankruptcy under chapter-7 with the case# xx on xx/XX/2010. The schedule D of voluntary petition shows that the amount of claim without deducting the value of the collateral is $xx and the value of the collateral is $xx. Therefore, the unsecured portion is $0.00. The case was discharged on xx/XX/2010 and terminated on xx/XX/2010.

The foreclosure was initiated in the loan and the complaint was filed on xx/XX/2020 with case# xx2. As per comment dated xx/XX/2021, the foreclosure was put on hold for litigation. xx:The foreclosure was initiated in the loan and the complaint was filed on xx/XX/2020 with case# xx. As per comment dated xx/XX/2021, the foreclosure was put on hold for litigation. xx:According to the PACER, the borrower xx xx and xx xx had filed bankruptcy under chapter-7 with the case# xx on xx/XX/2010. The schedule D of voluntary petition shows that the amount of claim without deducting the value of the collateral is $xx and the value of the collateral is $xx. Therefore, the unsecured portion is $0.00. The case was discharged on xx/XX/2010 and terminated on xx/XX/2010.	This modification agreement was made between Lender and Borrower on xx As per the modified term, the new principal balance is $xx. The borrower promises to pay $135.13 monthly with a modified interest rate of 8.000% beginning from xx with a maturity date of xx The modification does not have a Balloon provision. The loan was modified once.	Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. Missing Required State Disclosures Notice of Servicing Transfer	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: According to the PACER, the borrower xx and xx had filed bankruptcy under chapter-x with the case# xx-xxxxx on xx/XX/xxxx. The schedule D of voluntary petition shows that the amount of claim without deducting the value of the collateral is $xx and the value of the collateral is $xx. Therefore, the unsecured portion is $x.xx. The case was discharged on xx/XX/xxxx and terminated on xx/XX/xxxx. Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Litigation   Tape Value: Collections, >= xxx Days   Variance:    Variance %:    Comment: As per servicing comment the loan is in litigation.   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Yes   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: $xxxx.xx   Tape Value: $xxxx.xx   Variance: $-xxx.xx   Variance %: -xx.xxxxx%   Comment: Deferred balance is $x,xxx.xx.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: x/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: -xx (Days)   Variance %:    Comment: Modification agreement was made on x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: Unavailable   Tape Value: Full Documentation   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xxx   Tape Value: xxx   Variance: -xxx   Variance %: -xx.xxxxx%   Comment: Loan original maturity terms are xxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx.xxx%   Tape Value: xx.xxx%   Variance: xx.xxx%   Variance %: xx.xxxxx%   Comment: Original standard LTV(OLTV) is xxx.xxx%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: The payment history string is xxxxxxxxxxxxxxxxxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxx'   Variance:    Variance %:    Comment: The payment history reversed string is xxxxxxxxxxxxxxxxxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Total Balance of Junior Lien(s) Loan Value: Not Applicable Tape Value: $x.xx Variance: Variance %: Comment: N/A. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The Final 1003 as well as 1008 is missing in the loan file , However the values are taken as note date and loan amount."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* LTV or CLTV exceeds 104% (Lvl 2)     "As per uniform Appraisal report the appraisal value is $xx and the loan amount is $xx, therefore, LTV / LTV shows 117.647% which exceeds 104%."
* Missing credit report (Lvl 2)     "credit report is missing in loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in West Virginia State. The following required state disclosures are missing from the loan file. 1. WV Collateral Protection Insurance Notice 1 2. Co-Signer Notice 3. Financial Institution Insurance Disclosure 4. Non-Deposit Investment Product Disclosure 5. Financial Institution Insurance Disclosure 6. Non-Deposit Investment Product Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
																																																																																								* Settlement date is different from note date (Lvl 2) "AS per HUD-1 settlement date is 10/XX/1994 which is not aligned with the original note date 10/XX/1994."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
25334777	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$12,362.14	12/XX/2020	Not Applicable	No	Moratorium	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,734.87	5.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	22.254%	First	Final policy	Not Applicable	Not Applicable	03/XX/2019	$872,379.59	Not Applicable	4.125%	$3,714.12	03/XX/2019	Financial Hardship	The review of the pro-title dated xx/XX/2021 reflects that the subject mortgage was originated on xx/XX/2004 with the lender MERS as nominee for xx The chain of assignment has been completed. No active liens and judgments have been found. County annual tax of 2020 has been paid in the amount of xx on xx/XX/2020.	According to the payment history as of xx/XX/2021, the borrower is currently delinquent for 13 months with the loan. The last payment received on xx/XX/2020, the payment applied date was xx/XX/2020 and the next due date for payment is xx/XX/2020. The P&I is in the amount of $3,714.12 and PITI is in the amount of $5,232.84. The UPB reflected as per the payment history is in the amount of $xx.	xx:The loan is in foreclosure. According to the payment history as of xx/XX/2021, the borrower is currently delinquent for 13 months with the loan. The last payment received on xx/XX/2020, the payment applied date was xx/XX/2020 and the next due date for payment is xx/XX/2020. The P&I is in the amount of $3,714.12 and PITI is in the amount of $5,232.84. The UPB reflected as per the payment history is in the amount of $xx.
The file was referred to an attorney on xx/XX/2020. The case was put on hold due to covid-19 on xx/XX/2020. The reason for default is loss of income due to covid19. As per the comment dated xx/XX/2021 the subject property has roof damage and the borrower had to pay $xx for roof repair as the insurance company does not cover it. No further details have been found. xx:The file was referred to an attorney on xx/XX/2020. The case was put on hold due to covid-19 on xx/XX/2020. xx:xx	According to the modification, the loan was modified on xx in between the borrower and lender. The new modified principal balance per modification is in the amount of $xx with interest rate starting at 4.125 % and borrower promises to pay P&I in the amount of $3,714.12 beginning on xx The maturity date reflects per modification is xx	Affiliated Business Disclosure Credit Report Final Truth in Lending Discl. Initial Escrow Acct Disclosure Notice of Servicing Transfer	Field: Deferred Balance Amount Loan Value: Not Applicable Tape Value: $xxxx.xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xxx   Tape Value: xxx   Variance: -xxx   Variance %: -xx.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx.xxx%   Tape Value: xx.xxx%   Variance: xx.xxx%   Variance %: xx.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxx'   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Total Balance of Junior Lien(s) Loan Value: Not Applicable Tape Value: $x.xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA APR Test: Result: FAIL Loan Data: 0.000% Comparison Data: 5.777% Variance: -5.777%."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing in loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required affiliated business disclosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$90,000.00	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
51558278	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,599.86	05/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,696.88	5.115%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	No	No	731	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2020 and recorded on xx/XX/2020 with the lender MERS as nominee for xx Corp for the amount of $xx. The chain of assignment has been completed. Currently, the assignment is from xx asset trust recorded on xx/XX/2021. There is senior judgment against the borrower in the favor of xx recorded on xx/XX/2012. There is senior credit card judgment against the borrower in the favor of xx or the amount of $xx recorded on xx/XX/2012. County annual taxes for the year of 2020 have been paid in the amount of $6,335.87 on xx/XX/2020. No prior year delinquent taxes have been found.	According to latest payment history as of xx/XX/2021, the borrower is currently delinquent for 11 months and the next due date is xx/XX/2020. The last payment was received on xx/XX/2021 in the amount of $2,380.78 which was applied for the due date xx/XX/2020. The unpaid principal balance is reflected in the amount of $xx. The current P&I is $1,696.88 and the interest rate is 5.115%.	xx:The loan is currently in the collection and the next due date is xx/XX/2020. The last payment was received on xx/XX/2021 in the amount of $2,380.78 which was applied for the due date xx/XX/2020. The unpaid principal balance is reflected in the amount of $xx. The current P&I is $1,696.88 and the interest rate is 5.115%. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. As per the comment dated xx/XX/2020, the borrower has been impacted by covid-19. As per the comment dated xx/XX/2020, the forbearance plan for 3 months began on xx/XX/2020 till xx/XX/2020. The subject property is unable to be determined. No comment pertaining damage to the subject property has been observed. Currently, the borrower’s employment details are unable to be determined. As per the initial application, the borrower is working at xx as / xx from 44 months. xx:xx:xx	Not Applicable	Credit Application Hazard Insurance Missing DU/GUS/AUS Missing or error on the Rate Lock Origination Appraisal Transmittal (1008)	Field: Borrower DTI Ratio Percent Loan Value: Unavailable Tape Value: xx.xxx% |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $x.xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Appraisal is missing from the loan files   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxMmmmmmmmmm   Tape Value: xxxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: mmmmmmmmmMxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxx'   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Unavailable   Tape Value: Lower rate or term   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xxxxx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Total Balance of Junior Lien(s) Loan Value: Not Applicable Tape Value: $x.xx Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	3: Curable	* Application Missing (Lvl 3) "Final Application is missing from the Loan Documents."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3)     "Compliance Ease TRID Tolerance test is incomplete/Failed due to Initial Closing Disclosure is missing from the loan files."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape reflects the following issue: "HPML COMPLIANT". Supporting document to validate the issue is missing from the Loan Documents"
* Missing Appraisal (Lvl 3)     "Appraisal Report is missing from the Loan Documents."
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "AUS DU/LP is missing from the loan files."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock document is missing from the Loan Documents."
* Missing proof of hazard insurance (Lvl 3)     "Hazard Insurance Certificate is missing from the Loan Documents."
* Transmittal (1008) is Missing (Lvl 3) "Transmittal Summary document(1008) is missing from the Loan Documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Unable to determine borrower income due to Income document is missing from the loan files and Final Application is missing from the loan files."
																																																																																								* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan fails ComplianceEase Higher priced mortgage loan test. APR Calculated 5.259% APR Threshold 5.220% Over By +0.039%. Missing Higher Priced Mortgage Loan Disclosure signed by Borrower(s)."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
45901301	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$9,432.30	05/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,045.11	4.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2015 by xx which was recorded on xx/XX/2015 under instrument# xx with loan amount of $xx. The chain of assignment is incomplete. The current assignee is with ‘xx ’’. There are two junior mortgages against the subject property. The first mortgage is in amount of $xx which was recorded on xx/XX/2019 under xx and second mortgage is in amount of $xx which was recorded on xx/XX/2019 under instrument# 2019-xx / 1229. Both are in the favor of xx No active Judgments/liens have been found against the subject property/borrower/owner. No prior delinquent taxes have been found. The county taxes for 2020 are paid off in the amount of $ 9,432.30.	The provided payment history dated as of xx/XX/2021 reveals that the loan is performing and borrower has been making his monthly payments regularly. The last payment was received on xx/XX/2021 in the amount of $4,019.46 with the current interest rate of 4.25% and P&I $3,045.11 for the due date of xx/XX/2021. The next due date is xx/XX/2021. The payment history reflects current unpaid principal balance is in the amount of $xx.	xx:Comments: The provided payment history dated as of xx/XX/2021 reveals that the loan is performing and borrower has been making his monthly payments regularly. The last payment was received on xx/XX/2021 in the amount of $4,019.46 with the current interest rate of 4.25% and P&I $3,045.11 for the due date of xx/XX/2021. The next due date is xx/XX/2021. The payment history reflects current unpaid principal balance is in the amount of $xx. No visible damages/repairs have been found. No evidences have been found regarding foreclosure process and bankruptcy case. Current employment status is not found in available collection comments and also final 1003 document is not available. xx:xx:xx	Not Applicable	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
Good Faith Estimate
Initial 1003_Application
Initial Good Faith Estimate is Missing
Missig Initial Til
Missing DU/GUS/AUS
Missing or error on the Rate Lock	Field: Deferred Balance Amount Loan Value: Not Applicable Tape Value: $x.xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Loan Documentation Type   Loan Value: Unavailable   Tape Value: Full Documentation   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: As per tape data LTV is xx.xxx%. but, The Audit Value is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxx'   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Total Balance of Junior Lien(s) Loan Value: Not Applicable Tape Value: $x.xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Application Missing (Lvl 3) "Final 1003 is missing from loan file."
* Final TIL Missing or Not Executed (Lvl 3)     "Final TIL is missing from loan file."
* Good Faith Estimate missing or unexecuted (Lvl 3)     "Good Faith Estimate is missing from loan file."
* Income documentation does not meet guidelines (Lvl 3)     "There are no supportive documents for Income (Such as Paystubs, prior years W2, Income Tax Returns, VOE & WVOE) in the loan file."
* Initial Good Faith Estimate is Missing (Lvl 3)     "Initial Good Faith Estimate is missing from loan file."
* Initial Good Faith Estimate is Missing (Lvl 3)     "Initial Good Faith Estimate is missing from loan file."
* Initial Til is missing in loan file (Lvl 3)     "Initial TIL is missing from loan file."
* Initial Truth in Lending Disclosure is Missing (Lvl 3)     "Initial Truth in Lending Disclosure is missing from loan file."
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "AUS is missing from the loan file."
* Missing Initial 1003_Application (Lvl 3)     "Initial 1003 is missing from loan file."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate Lock Agreement is missing from loan file."
* Missing Required Disclosures (Lvl 3)     "The list of service provider is missing from the loan file.

Government id is missing from the loan file.

Toolkit disclosure is missing from the loan file."
* Purchase Contract is missing (Lvl 3)     "Purchase Contract is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3)     "Affiliated Business Disclosure is missing from loan file."
* The final 1008 is missing (Lvl 3) "Missing Final Transmittal Summary."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Unable to determine borrower's ATR. There are no supportive documents for Income and Assets in the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "The ComplianceEase risk indicator is “Moderate” due to TILA APR Test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA APR Test is fail. Loan data is 0.000% and comparison data is 4.308%. Hence the variance is -4.308%."
																																																																																								* Missing credit report (Lvl 2) "Credit report is missing in loan file."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
44979127	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$574.43	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$555.73	7.000%	360	xx	xx	FHA	Fixed	Refinance	xx	xx	Unavailable	No	xx	xx	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	6.000%	Unavailable	Unavailable	Unavailable	The review of the pro-title dated xx/XX/2021 reflects that the subject mortgage was originated on xx/XX/2008 with the lender MERS as nominee for T xx Corp in the amount of $xx, which was recorded on xx/XX/2008. The chain of the assignment has been completed. The latest assignment is with xx, which was recorded on xx/XX/2017. There are two active junior mortgages against the subject property both are in the favor of the xx, the first in the amount of $3,458.35 which was recorded on xx/XX/2012, and the second in the amount of $3,379.30 which was recorded on xx/XX/2012. There is an active civil judgment against the borrower, xx, in the favor of xx Supply for the amount of $2,435.39 which was recorded on xx/XX/2014. Annual combined taxes for the year 2020 have been paid on xx/XX/2020 in the amount of $574.43. No prior years delinquent taxes have been found.	The latest 24 months of payment history is missing from the loan file. Hence, unable to determine the last transaction of the loan; however, as per the seller’s tape data, the borrower is performing with the loan and the next due date for the payment is xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.	xx:The latest 24 months of collection comment is missing from the loan file. As per the seller’s tape data, the borrower is performing with the loan and the next due date for the payment is xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx. No further details have been found. No foreclosure activity has been found. No pertaining bankruptcy related details have been found. As per the BPO report dated xx/XX/2021 located at xx, the subject property has been occupied by the owner. No damage pertaining to the subject property has been found. xx:xx:xx	The loan has been modified; however, the loan modification document is missing from the loan file. The payment history transaction is missing from the loan file. Hence, unable to determine the current P&I and rate of interest; however, as per the seller’s tape data, the maturity date was extended to xx which seems that there would be a possible modification.	Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. Mortgage Insurance Notice of Servicing Transfer Right of Rescission	Field: Loan Amortization Type Loan Value: Unavailable Tape Value: Fixed |---| |----| Comment: The mod doc is missing. Tape Source: Initial Tape Type:
Field: Original Stated Rate   Loan Value: x.xxxxx%   Tape Value: x.xxxxx%   Variance: x.xxxxx%   Variance %: x.xxxxx%   Comment: The current rate per note is x.xx%.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Manufactured Housing Tape Value: Mobile Home Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Not all borrowers signed HUD (Lvl 3) "The final hud-1 document is not executed by the borrower."
* Property is Manufactured Housing (Lvl 3) "Home is affixed to the permanent foundation. An Appraisal Report located at “xx”, the subject property type is Manufactured Home. The VIN# is not available in the legal description of the recorded mortgage; however, as per the Manufactured Home Rider located at xx the type of subject property is a manufactured home with xx. The manufacturer's name was xx in the 2004 year and the xx and the subject property has been affixed to the permanent foundation. The ALTA 7 Endorsement is not attached to the final title policy; however, the scheduled B addendum shows that the mobile home is permanently affixed to the land."	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "The CE failed to moderate due to the following tests.  TILA APR Test. Tax Service Fee Test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test.  The annual percentage rate (APR) is 7.131%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method. TILA APR Test: FAIL Loan Data 0.000% Comparison Data 7.131% Variance -7.131%."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "This loan is FHA. The loan was originated on 9/XX/2008 as an FHA loan with case #xxHowever, the MI certificate is missing from the loan file."
* Missing credit report (Lvl 2)     "credit report is missing in loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Form is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
16277965	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,035.98	06/XX/2021	Unavailable	No	Other	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$733.59	8.125%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2002 with the lender xx in the amount of $xx which was recorded on xx/XX/2002 with -xx

The chain of assignment has been completed. The current assignment of mortgage is with xx,   which was recorded on xx/XX/2019.

  There is a junior mortgage that originated on xx/XX/2017 with lender xx  in the amount of $xx which was recorded on xx/XX/2017.

There is a civil judgment in the favor of xx in the amount of $6,563.44 which was recorded on xx/XX/2020.

Combined annual installment taxes for the year 2020 have been paid in the amount of $1,035.98 on xx/XX/2020. No prior year’s delinquent taxes have been found.	According to a review of the payment history as of xx/XX/2021, the borrower is current with the loan and the next due date for the regular payment is xx/XX/2021. The last payment was received on xx/XX/2021 in the total amount of PITI is $869.42 which includes P&I of $733.59, which was applied for the due date of xx/XX/2021. As per seller’s tape data, the current UPB reflected is in the amount of $xx.	xx:As per the review of collection comments, the current status of the loan is performing. According to a review of the payment history as of xx/XX/2021, the borrower is current with the loan and the next due date for the regular payment is xx/XX/2021. As per seller’s tape data, the current UPB reflected is in the amount of $xx. The collection comment dated xx/XX/2021 states the reason for default is unable to contact with the borrower. The foreclosure was initiated. The file was referred to attorney on xx/XX/2021. The complaint was filed on xx/XX/2021. The service was completed on xx/XX/2021. However, the collection comment dated xx/XX/2020 states the foreclosure has been closed due to the borrower reinstated the loan. The BPO report xx dated xx/XX/2021 states the subject property is owner-occupied and the property is in average condition with no repairs noted. xx:The foreclosure was initiated. The file was referred to attorney on xx/XX/2021. The complaint was filed on xx/XX/2021. The service was completed on xx/XX/2021. However, the collection comment dated xx/XX/2020 states the foreclosure has been closed due to the borrower reinstated the loan. xx:xx	Not Applicable	Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure Notice of Servicing Transfer Right of Rescission	Field: Original Note Doc Date Loan Value: xx/XX/xxxx Tape Value: xx/XX/xxxx |---| -x (Days) |----| Comment: Original note doc date is xx/XX/xxxx. Tape Source: Initial Tape Type:
Field: Original Stated Rate Loan Value: x.xxxxx% Tape Value: x.xxxxx% Variance: x.xxxxx% Variance %: x.xxxxx% Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "TILA Finance Charge Test: FAIL Loan Data $xx Comparison Data $xx Variance -$191.00 TILA Foreclosure Rescission Finance Charge Test: FAIL Loan Data $xx Comparison Data $xx Variance -$191.00"
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) ) The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate because it is understated by more than $100.  This loan failed the TILA foreclosure rescission finance charge test. ( 12 CFR §1026.23(h) , transferred from 12 CFR §226.23(h) ) The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate for purposes of rescission because it is understated by more than $35."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "An initial escrow account disclosure is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing in loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "An affiliated business disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "The right of rescission/right of cancel disclosure is missing from the loan files."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value: Date: Type:BPO	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
51480654	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,033.56	05/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$686.90	2.375%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	669	Not Applicable	42.833%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2020 and was recorded on xx/XX/2021, in the amount of $xx, MERS as nominee for xx, xx, with Instrument#xx|Book/Page#xx/

The chain of assignment has been completed; currently, the assignment is with originated lender “xx

Annual combined taxes of 2020 have been paid on xx/XX/2020 in the amount of $1,033.56.	According to the payment history as of xx/XX/2021, the last payment was received on xx/XX/2021 which was applied for the due date of xx/XX/2021 and the next due date for payment is xx/XX/2021. The P&I is in the amount of $686.90 and PITI is in the amount of $946.94. The UPB reflected as per the payment history is in the amount of $xx.	xx:The borrower is performing with the loan.
According to the payment history as of xx/XX/2021, the last payment was received on xx/XX/2021 which was applied for the due date of xx/XX/2021 and the next due date for payment is xx/XX/2021. The P&I is in the amount of $686.90 and PITI is in the amount of $946.94. The UPB reflected as per the payment history is in the amount of $xx. xx are missing. Therefore COVID review has not been performed.
Currently, the borrower is working at the xx as an xx from 1.5 years. xx:xx:xx	Not Applicable	Mortgage Insurance	Field: Original CLTV Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| x.xxx% |----| x.xxxxx% Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. CLTV = xx.xxx%. Tape Source: Initial Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. CLTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value:xx Variance: Variance %: Comment: Original document reflects property address Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the reimbursement amount validation test.
The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

This loan failed the closing or reimbursement date validation test.
The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing /
settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation due to a fee addition on Initial CD dated 12/XX/2020. The Initial CD shows an added fee Transfer Taxes of $378.00 which did not appear on previous LE. However, Final CD dated 12/XX/2020 shows Transfer Taxes Fee at $360.00. This is a fee increase of $360.00 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees.

TRID Violation due to a fee increase on Initial CD dated 12/XX/2020.  LE dated 12/XX/2020 reflects an Appraisal Fee at $190.00, however, Initial CD dated 12/XX/2020 reflects the Appraisal Fee at $555.00.  This is a fee increase of $365.00 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."
* Loan does not conform to program guidelines (Lvl 3)     "Per tape, home was a 90 day flip. No supportive documents have been found in the loan file."
																																																																																							* MI, FHA or MIC missing and required (Lvl 3) "This is FHA loan and required MI cert is missing from the loan file."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
76452427	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,342.92	05/XX/2021	Unavailable	No	Bankruptcy Filing	Chapter 13	xx	Not Applicable	Not Applicable	xx	$1,423.47	$2,147.46	5.125%	360	xx	xx	Conventional	ARM	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	02/XX/2020	$288,377.75	$2,693.63	4.000%	$2,099.26	02/XX/2020	Financial Hardship	Review of updated title report as of xx/XX/2021 reveals that-

1. The subject mortgage was originated on xx/XX/2005 by xx for the amount of $xx and it was recorded on xx/XX/2005.

2. The chain of assignment is incomplete as the subject mortgage is currently assigned to xx instead of xx.

3. There is an active junior mortgage available against the subject property in the amount of $xx in favor of xx and it was recorded on xx/XX/2005.

4. There are two active HOA liens available against the subject property in favor of xx amounting to $3,533.90 latest of which was recorded on xx/XX/2014.

5. There are two active hospital liens available against the borrower in favor of xx amounting $7,641.50 and latest of which was recorded on xx/XX/2017.

6. Annual combined taxes for the year 2020 have been paid in the amount of $3,342.92 on xx/XX/2020.	Review of updated payment history as of xx/XX/2021 reveals that loan is currently in delinquency for 4 months and the next due for the regular payment is xx/XX/2021. The last regular payment xx was received on xx/XX/2021 in the amount of $2,099.26 for the due date of xx/XX/2020. The UPB as of date is in the amount of $xx.	xx:Review of updated payment history as of xx/XX/2021 reveals that loan is currently in delinquency for 4 months and the next due for the regular payment is xx/XX/2021. The last regular payment xx was received on xx/XX/2021 in the amount of $2,099.26 for the due date of xx/XX/2020. The UPB as of date is in the amount of $xx.

The foreclosure of the subject property has begun. The foreclosure was referred to attorney. The foreclosure sale scheduled for xx/XX/2019. However, the sale was postponed and the foreclosure was put on hold due to bankruptcy filing by the borrower on xx/XX/2019. No more evidences are available regarding current foreclosure status.

According to PACER Report, xx King xx had filed bankruptcy under chapter 13 with case# xx on xx/XX/2019. POC was filed on xx/XX/2019 with the secured claim of $xx and with the arrearage of $xx. plan was filed on xx/XX/2019, modified on xx/XX/2019 and confirmed on xx/XX/2020. No more evidences are available regarding current bankruptcy status. xx:The foreclosure of the subject property has begun. The foreclosure was referred to attorney. The foreclosure sale scheduled for xx/XX/2019. However, the sale was postponed and the foreclosure was put on hold due to bankruptcy filing by the borrower on xx/XX/2019. No more evidences are available regarding current foreclosure status. xx:According to PACER Report, xx King xx had filed bankruptcy under chapter 13 with case# xx on xx/XX/2019. POC was filed on xx/XX/2019 with the secured claim of $xx and with the arrearage of $xx. Chapter 13 plan was filed on xx/XX/2019, modified on xx/XX/2019 and confirmed on xx/XX/2020. No more evidences are available regarding current bankruptcy status.	The loan has been modified on xx with the new principal balance of $xx out of which $2,693.63 has been deferred. Thus, the new interest bearing principal balance is in the amount of $xx. The borrower promised to pay the new modified monthly P&I of $2,099.26 with the interest rate of 4.000% beginning from xx till xx	Affiliated Business Disclosure Credit Report Loan Program Info Disclosure	Field: ARM Index Type Loan Value: Not Applicable Tape Value: LIBOR - One Year WSJ |---| |----| Comment: Not Applicable Tape Source: Initial Tape Type:
Field: Current Bankruptcy Post Petition Due Date   Loan Value: Not Applicable   Tape Value: x/XX/xxxx   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: xxx/xxx   Tape Value: In Arrears   Variance:    Variance %:    Comment: xxx/xxx   Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Yes   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: xxx (Days)   Variance %:    Comment: x/XX/xxxx   Tape Source: Initial   Tape Type:
Field: Max Rate At First Adjustment   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: xx.xxx%   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: x (Days)   Variance %:    Comment: x/XX/xxxx   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $xxxx.xx   Tape Value: $xxxx.xx   Variance: $xxx.xx   Variance %: xx.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxMMMMMMMM   Tape Value: xxxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: Updated per pay history   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MMMMMMMMxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: Updated per pay history   Tape Source: Initial   Tape Type:
Field: Principal Balance Stated in Mod   Loan Value: xx   Tape Value: xx   Variance: $-xxxx.xx   Variance %: -x.xxxxx%   Comment: $xx   Tape Source: Initial   Tape Type:
Field: Referral Date Loan Value: Unavailable Tape Value: x/XX/xxxx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "ComplianceEase Risk Indicator is "Elevated"-

This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* GSE Points and Fees Test Violations (Lvl 2)     "ComplianceEase GSE Test Failed-

This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Loan program disclosure missing or unexecuted (Lvl 2)     "This loan is ARM and Loan Program Disclosure is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit Report Missing from the loan file"
* Operative index value is unable to confirm (Lvl 2)     "Operative Index Value is unable to be determined."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
18555990	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	06/XX/2021	zz	No	Bankruptcy Filing	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$254.11	12.012%	181	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mobile Home	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	12/XX/2020	$28,289.92	Not Applicable	7.705%	$190.47	12/XX/2020	Financial Hardship	Review of updated title report as of xx/XX/2021 reveals that-

1. The subject mortgage was originated on xx/XX/2010 by xx for the amount of $xx and it was recorded on xx/XX/2010.

2. The chain of assignment is complete as the subject mortgage is currently assigned to xx.

3. No active judgments or liens have been found.

4. Annual county taxes for the year 2020 have been paid on xx/XX/2021.	Review of updated payment history as of xx/XX/2021 reveals that loan is currently in delinquency for 1 month and the next due for the regular payment is xx/XX/2021. The last regular payment xx was received on xx/XX/2021 in the amount of $183.47 for the due date of xx/XX/2021. The UPB as of date is in the amount of $xx.	xx:Review of updated payment history as of xx/XX/2021 reveals that loan is currently in delinquency for 1 month and the next due for the regular payment is xx/XX/2021. The last regular payment xx was received on xx/XX/2021 in the amount of $183.47 for the due date of xx/XX/2021. The UPB as of date is in the amount of $xx.

According to PACER Report, xx had filed bankruptcy under chapter 13 with case# xx on xx/XX/2019. Schedule-D in voluntary petition shows creditor's claim in the amount of $xx out of which $xx is secured by collateral and thus, the unsecured portion is in the amount of $4,937.00. POC was filed on xx/XX/2020 with the secured claim in the amount of $xx and with the arrearage of $6,296.02. Chapter 13 plan was filed on xx/XX/2019 and was confirmed on xx/XX/2020. This confirmed plan was modified on xx/XX/2020. The modified plan was confirmed on xx/XX/2020. No more evidences are available regarding current bankruptcy status.

According to servicing comments, the foreclosure of the subject property has begun. The foreclosure was referred to attorney and the foreclosure complaint was filed on xx/XX/2019. The foreclosure final judgment was entered on xx/XX/2019. The foreclosure sale was scheduled for xx/XX/2020. However, the foreclosure has been put on hold due to bankruptcy filing by the borrower on xx/XX/2019. xx:According to servicing comments, the foreclosure of the subject property has begun. The foreclosure was referred to attorney and the foreclosure complaint was filed on xx/XX/2019. The foreclosure final judgment was entered on xx/XX/2019. The foreclosure sale was scheduled for xx/XX/2020. However, the foreclosure has been put on hold due to bankruptcy filing by the borrower on xx/XX/2019. xx:According to PACER Report, xx had filed bankruptcy under chapter 13 with case# xx on xx/XX/2019. Schedule-D in voluntary petition shows creditor's claim in the amount of $xx out of which $xx is secured by collateral and thus, the unsecured portion is in the amount of $4,937.00. POC was filed on xx/XX/2020 with the secured claim in the amount of $xx and with the arrearage of $6,296.02. Chapter 13 plan was filed on xx/XX/2019 and was confirmed on xx/XX/2020. This confirmed plan was modified on xx/XX/2020. The modified plan was confirmed on xx/XX/2020. No more evidences are available regarding current bankruptcy status.	The loan was modified on 12/XX/2020 with the step amortization and with the new principal balance of $xx. The borrower has agreed to pay the initial step P&I of $190.47 with the interest rate of 7.705% beginning fromxxThereafter, the interest rate would increase to 8.705% and this rate would remain constant for the 1 year. On 11/XX/2026 the interest rate would again change. The borrower would be required to make monthly P&I of $228.70 with the interest rate of 9.584% beginning from 12/XX/2026 till the new maturity date of xx	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
Good Faith Estimate
HUD-1 Closing Statement
Initial Escrow Acct Disclosure
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Not Applicable Tape Source: Initial Tape Type:
Field: Interest Calculation Type   Loan Value: xxx/xxx   Tape Value: In Arrears   Variance:    Variance %:    Comment: xxx/xxx   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xxx (Days)   Variance %:    Comment: x/XX/xxxx   Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: Not Applicable   Tape Value: x.xxx%   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: Not Applicable   Tape Value: x.xxx%   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: Not Applicable   Tape Value: x.xxx%   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: Updated per pay history   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: Updated per pay history   Tape Source: Initial   Tape Type:
Field: Principal Balance Stated in Mod   Loan Value: xx   Tape Value: xx   Variance: $xxxx.xx   Variance %: x.xxxxx%   Comment: $xx   Tape Source: Initial   Tape Type:
Field: Referral Date   Loan Value: Unavailable   Tape Value: x/XX/xxxx   Variance:    Variance %:    Comment: Unavailable   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/XX/xxxx Tape Value: x/XX/xxxx Variance: xxxxx (Days) Variance %: Comment: xx/XX/xxxx Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Mobile Home (Lvl 4) "The subject property is a Manufactured Home and no VIN/Serial# available in the recorded copy of the subject mortgage and no Manufactured Home Affidavit of Affixation is attached with the Mortgage copy. The final title policy is available in the loan file that doesn’t have ALTA-7 for Manufactured Home.The tax certficate attached with the updated title report dated 6/XX/2021, shows separate assessment for land and building."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1, Fee Itemization and Estimated HUD-1 is missing from the loan file."
* Lost Note Affidavit (Lvl 3) "The lost note affidavit has been found in the loan file confirming that original copy of note has been lost. (xx	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final GFE is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing from the loan file."
* Initial Good Faith Estimate is Missing (Lvl 2)     "Initial GFE is missing from the loan file."
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "Initial TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal Report is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit Report missing from the loan file"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
39333144	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$41.01	11/XX/2019	Unavailable	No	Moratorium	Chapter 13	xx	Unavailable	Not Applicable	xx	Not Applicable	$278.53	12.930%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	$20,000.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report as of xx/XX/2021, the property ownership is on the name of xx and xx, the subject mortgage was recorded on xx/XX/2006 with the xx the amount of $xx.

The chain of assignment is complete as the current assignee is xx

There is a credit card judgment recorded on xx/XX/2007 with no amount provided in the favor of xx

2nd installment combined jurisdiction tax of 2020 has been due in the amount of $20.52 on xx/XX/2021.

1st installment combined jurisdiction tax of 2020 has been paid in the amount of $20.52 on xx/XX/2021.
No prior year delinquent taxes have been found.	According to payment history as of xx/XX/2021, the borrower is currently delinquent for 28 months and the next due date for payment is xx/XX/2019. The last payment was received on xx/XX/2019 in the amount of $386.75 which was applied for due date xx/XX/2018. The current P&I is in the amount of $278.53 and current PITI is in the amount of $386.75 with an interest rate of 12.930%. The current UPB reflected as per the payment history is in the amount of $xx.	xx:According to servicing comments, the loan is in foreclosure.

According to payment history as of xx/XX/2021, the borrower is currently delinquent for 28 months and the next due date for payment is xx/XX/2019. The last payment was received on xx/XX/2019 in the amount of $386.75 which was applied for due date xx/XX/2018. The current P&I is in the amount of $278.53 and current PITI is in the amount of $386.75 with an interest rate of 12.930%. The current UPB reflected as per the payment history is in the amount of $xx.

According to the PACER, the borrower xx xx and xx  had filed bankruptcy under chapter- 13 with the case# xx on xx/XX/2015. The POC was filed on xx/XX/2015, with the claim amount of $xx and the arrearage amount is $7,842.44. The chapter 13 plan was confirmed on xx/XX/2015. The schedule D of voluntary petition shows that the amount of claim without deducting the value of the collateral is $xx and the value of the collateral is $xx. Therefore, the unsecured portion is $250.00. The case was dismissed on xx/XX/2019 and terminated on xx/XX/2020.

The foreclosure was initiated in the loan by filing referred to attorney on xx/XX/2019. The judgment was xxed on xx/XX/2020. As per the comment dated xx/XX/2020 motion to vacate judgment/ decree of foreclosure due to covid19 has to be filed. No further FC information has been found in the comments.

As per latest BPO dated xx/XX/2021, the subject property is owner occupied and is in average condition and the as-is price is quoted as $xx.

The loan hasn’t modified since origination.

As per servicing comment unable to determine the reason for default.

No comments pertaining damage to the property were observed.

As per the comment date xx/XX/2020 motion to vacate judgment/ decree of foreclosure due to covid19 has to be filed. No further FC information has been found in the comments. xx:The foreclosure was initiated in the loan by filing referred to attorney on xx/XX/2019. The judgment was xxed on xx/XX/2020. As per the comment dated xx/XX/2020 motion to vacate judgment/ decree of foreclosure due to covid19 has to be filed. No further FC information has been found in the comments. xx:According to the PACER, the borrower xx and xx had filed bankruptcy under chapter- 13 with the case# xx on xx/XX/2015. The POC was filed on xx/XX/2015, with the claim amount of $xx and the arrearage amount is $7,842.44. The chapter 13 plan was confirmed on xx/XX/2015. The schedule D of voluntary petition shows that the amount of claim without deducting the value of the collateral is $xx and the value of the collateral is $xx. Therefore, the unsecured portion is $250.00. The case was dismissed on xx/XX/2019 and terminated on xx/XX/2020.	Not Applicable	Affiliated Business Disclosure Credit Application Credit Report Missing Required State Disclosures Notice of Servicing Transfer	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: N/A Tape Source: Initial Tape Type:
Field: Borrower #x Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Borrower last name is xx.   Tape Source: Initial   Tape Type:
Field: Current Foreclosure Status   Loan Value: Judgment Entered   Tape Value: Sale Publication   Variance:    Variance %:    Comment: No FC found in the comments.   Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Not Applicable   Tape Value: x/XX/xxxx   Variance:    Variance %:    Comment: No Mod found and the rate of interest and P&I is the same as note.   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: xxx/xxx   Tape Value: xxx/xxx   Variance:    Variance %:    Comment: Interest calculation type is xxx/xxx.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: xxx (Days)   Variance %:    Comment: Last payment was received on xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification First Payment Date   Loan Value: Not Applicable   Tape Value: x/XX/xxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xxx.xxx%   Tape Value: xx.xxx%   Variance: xx.xxx%   Variance %: xx.xxxxx%   Comment: The original CLTV ratio is xxx.xxx%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: The payment history string is xxxxxxxxxxxxxxxxxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: The payment history reversed string is xxxxxxxxxxxxxxxxxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Referral Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: x (Days)   Variance %:    Comment: No Referral found in the comments.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx Variance: -xx (Days) Variance %: Comment: Stated maturity date is x/XX/xxxx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The Final 1003 as well as 1008 is missing in the loan file , However the values are taken as note date and loan amount."
* LTV or CLTV exceeds 104% (Lvl 2)     "As per uniform Appraisal report the appraisal value is $xx and the loan amount is $xx, therefore, LTV / LTV shows 156.700% which exceeds 104%."
* Missing credit report (Lvl 2)     "Credit Report is missing from the loan file"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Ohio State. The following required state disclosures are missing from the loan file.
1. Equal Credit Availability Notice
2. Insurance Tying Disclosure
3. Non-Deposit Insurance Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
* ROR not hand dated by borrower(s) (Lvl 2)     "ROR is not hand dated by borrower."
																																																																																								* TIL not hand dated (Lvl 2) "TIL is not hand dated by borrower."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
71502326	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$103.00	09/XX/2019	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$349.75	8.750%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2021 shows that the subject mortgage was originated on xx/XX/2008 with lender xx of
There is a credit card judgment in the favor of xx recorded on xx/XX/2016 in the amount of $1361.24. County annual tax of 2020 has been paid on xx/XX/2020 in the amount of $103.00.	According to the payment history as of xx/XX/2021 the last payment date was xx/XX/2019 the payment applied date was xx/XX/2019 and the next due date for payment is xx/XX/2019.The P&I is in the amount of $349.75 and PITI is in the amount of $491.85. The UPB reflected as per the payment history is in the amount of $xx.	xx:The loan is in collection. xx for default is unavailable.
According to the payment history as of xx/XX/2021 the last payment date was xx/XX/2019 the payment applied date was xx/XX/2019 and the next due date for payment is xx/XX/2019.The P&I is in the amount of $349.75 and PITI is in the amount of $491.85. The UPB reflected as per the payment history is in the amount of  $xx.
 The property is owner occupied and in good condition. No information has been found related damage or repairs. xx:xx:According to the PACER, the borrower xx  bankruptcy under chapter-13 with the case # xx on xx/XX/2016. The POC was filed on xx/XX/2016 with amount $xx and arrearage $8503.82. The last filing date was xx/XX/2020. The plan was confirmed on xx/XX/2016.

The “Response to Notice of xx Payment” filed for claim#6 with on xx/XX/2021.	Not Applicable	Affiliated Business Disclosure Credit Application Credit Report Notice of Servicing Transfer	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: BK was filed. Tape Source: Initial Tape Type:
Field: Current Foreclosure Status   Loan Value: Not Applicable   Tape Value: Petition Filed   Variance:    Variance %:    Comment: FC was Initiated.   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: FC was Initiated.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: xxx/xxx   Tape Value: xxx/xxx   Variance:    Variance %:    Comment: Interest calculatio type is xxx/xxx.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: PH Stirng is xxxxxxxxxxxxxxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: PHstirng Reversed is xxxxxxxxxxxxxxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xxxx    Tape Value: xxxx   Variance:    Variance %:    Comment: Property Address street is xxxx   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Unavailable   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: Application is missing.   Tape Source: Initial   Tape Type:
Field: Referral Date Loan Value: Not Applicable Tape Value: x/XX/xxxx Variance: Variance %: Comment: Referral date is NA. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Application is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit Report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required Affiliated Business Disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
48679192	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	02/XX/2021	Unavailable	No	Unavailable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,135.23	7.650%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	07/XX/2012	$146,130.94	Not Applicable	5.250%	$930.75	08/XX/2012	Financial Hardship	Updated title report dated xx/XX/2021 shows that the subject mortgage was recorded on xx/XX/2007 with lender “xx
No active judgments/liens have been found in the updated title report against the borrower/subject property.	Review of payment history as of dated xx/XX/2021 shows that the borrower is not making regular payments. The loan payments are currently 08 months in delinquency. The next due date is xx/XX/2020. The last payment was received in the total amount of $1,554.98 for the due date of xx/XX/2020. The last payment received date is xx/XX/2021.The current unpaid principal balance according to payment history is in the amount of $xx.The current interest rate is 5.25% with P&I in the amount of $930.75.	xx:Review of payment history as of dated xx/XX/2021 shows that the borrower is not making regular payments. The loan payments are currently 08 months in delinquency. The next due date is xx/XX/2020. The last payment was received in the total amount of $1,554.98 for the due date of xx/XX/2020. The last payment received date is xx/XX/2021.The current unpaid principal balance according to payment history is in the amount of $xx.The current interest rate is 5.25% with P&I in the amount of $930.75.
As per collection comments, the foreclosure proceedings were initiated on the loan by referring to attorney on xx/XX/2019. No more evidences are available in the latest 24 months servicing comments regarding further foreclosure proceedings.
The debtor xx had filed Bankruptcy under chapter-13 on xx/XX/2019 with the Case# xx. xx-D in Voluntary petition shows that the unsecured amount $0.00 out of secured claim in the amount of $xx and the value of collateral is $xx. This plan was confirmed on xx/XX/2020. The POC was filed on xx/XX/2019 with the secured claim $xx& with an arrearage of $xx. According to the debtor's chapter-13 plan which was filed on xx/XX/2019, the debtor shall make regular ongoing mortgage payment in the amount of $1,531.00 monthly for 60 months to the trustee.
No information have been found regarding the current employment, job type and length of employment. No evidences have been found regarding the foreclosure process. No visible damages have been found regarding the subject property. xx:As per collection comments, the foreclosure proceedings were initiated on the loan by referring to attorney on xx/XX/2019. No more evidences are available in the latest 24 months servicing comments regarding further foreclosure proceedings. xx:The debtor xx had filed Bankruptcy under chapter-13 on xx/XX/2019 with the Case# xx. xx-D in Voluntary petition shows that the unsecured amount $0.00 out of secured claim in the amount of $xx and the value of collateral is $xx. This plan was confirmed on xx/XX/2020. The POC was filed on xx/XX/2019 with the secured claim $xx& with an arrearage of $xx. According to the debtor's chapter-13 plan which was filed on xx/XX/2019, the debtor shall make regular ongoing mortgage payment in the amount of $1,531.00 monthly for 60 months to the trustee.	The loan was modified on xx with new principal balance of $xx .The borrower promises to pay the new P&I in the amount of $930.75 with the new fixed interest rate of 5.25% beginning from xx to the maturity date of xx	Affiliated Business Disclosure Credit Application Credit Report Notice of Servicing Transfer	Field: Interest Calculation Type Loan Value: xxx/xxx Tape Value: In Arrears |---| |----| Comment: Interest Calculation Type is xxx/xxx Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xxx (Days)   Variance %:    Comment: Last Payment Received Date is x/XX/xxxx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: Payment History String Reversed is xxxxxxxxxxxxxxxxxxxxxxxx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: Payment History String Reversed is xxxxxxxxxxxxxxxxxxxxxxxx   Tape Source: Initial   Tape Type:
Field: 'Prepayment Penalty End Date   Loan Value: x/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: xxxx (Days)   Variance %:    Comment: Prepayment Penalty End Date is x/XX/xxxx   Tape Source: Initial   Tape Type:
Field: Prepayment Penalty Term Months   Loan Value: xx   Tape Value: x   Variance: xx   Variance %: xxxx.xxxxx%   Comment: Prepayment Penalty Term Months are xx   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx Variance: xx (Days) Variance %: Comment: Stated Maturity Date is x/XX/xxxx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit Repot is missing from the loan file"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer Disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
28920987	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,257.98	11/XX/2017	zz	No	Moratorium	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$1,336.72	$1,475.00	7.250%	360	xx	xx	Conventional	ARM	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	10.398%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated xx/XX/2021 the subject mortgage was originated on xx/XX/2005 in the amount of $xx and it was recorded on xx/XX/2005. The chain of the assignment has been completed and currently the assignment is with “E xx” and it was recorded on xx/XX/2016. The subject mortgage is at first lien position. No active judgments or liens found. The county annual taxes for the year 2020 have been paid in the amount of $4257.98 on xx/XX/2020. No prior years delinquent taxes have been found.	According to payment history as of xx/XX/2021 the borrower has been delinquent with the loan from 96 months and the next due date for the payment is xx/XX/2013. The last payment was received in the amount of $1087.03 on xx/XX/2017 which was applied to the due date xx/XX/2013. The current unpaid principal balance is in the amount of $xx till the due date of xx/XX/2013. The current P&I is $760.05, PITI is $1,087.03 and interest rate is 4.125%.	xx:The current status of the loan is foreclosure and the complaint was filed with case#xx on xx/XX/2018. The foreclosure was contested by the borrower and the litigation action was filed for motion to dismiss on xx/XX/2019. This matter was assigned to management council. No further information is available. Currently the foreclosure is placed on hold due to the COVID-19 on xx/XX/2021. The projected hold end date is xx/XX/2021.
According to payment history as of xx/XX/2021 the borrower has been delinquent with the loan from 96 months and the next due date for the payment is xx/XX/2013. The last payment was received in the amount of $1087.03 on xx/XX/2017 which was applied to the due date xx/XX/2013. The current unpaid principal balance is in the amount of $xx till the due date of xx/XX/2013. The current P&I is $760.05, PITI is $1,087.03 and interest rate is 4.125%.
Currently the borrower have been making payments as per ARM Rate change notice located at xx.
There is no post-origination bankruptcy record has been found.
..No comment pertaining damage to the subject property has been observed.
No comments have been found stating that the borrower’s income has been affected by COVID-19. xx:The foreclosure was initiated in this loan and the complaint was filed with case#xx on xx/XX/2018. The foreclosure was contested by the borrower and the litigation action was filed for motion to dismiss on xx/XX/2019. This matter was assigned to management council. No further information is available. Currently the foreclosure is placed on hold due to the COVID-19 on xx/XX/2021. The projected hold end date is xx/XX/2021. xx:xx	Not Applicable	Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure Loan Program Info Disclosure Notice of Servicing Transfer	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Interest Calculation Type   Loan Value: xxx/xxx   Tape Value: In Arrears   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xxxx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Max Rate At First Adjustment   Loan Value: x.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Next Pay Change Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xxxx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Next Rate Change Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: xxxx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Occupancy at Origination (Property Usage Type)   Loan Value: Investor   Tape Value: Primary   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: xx/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xxxx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: $xxxxxx.xx   Tape Value: $xxxxxx.xx   Variance: $xxxxxx.xx   Variance %: xx.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xxx.xxx%   Variance: -xx.xxx%   Variance %: -xx.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xxx.xxx%   Variance: -xx.xxx%   Variance %: -xx.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $xxxx.xx   Tape Value: $xxxx.xx   Variance: $xxx.xx   Variance %: xx.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xxx Tape Value: xxx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit Report is missing from the loan file"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$1,000.00	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
278118	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	05/XX/2021	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,066.03	5.875%	360	xx	xx	FHA	Fixed	Refinance	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	10/XX/2013	$167,644.65	Not Applicable	3.875%	$1,162.43	10/XX/2013	Financial Hardship	Review of updated title report dated xx/XX/2021 shows that the subject mortgage was originated on xx/XX/2008 in the amount of $xx which was recorded on xx/XX/2008 with MERS as nominee for xx
The current assignment is with “xx  ”, which was recorded on xx/XX/2017.
There is a junior mortgage in the amount of $xx in the favor ofxx
There is no active lien/judgment against the borrower/subject property.
Annual taxes have been paid in the amount of $2,996.16.
No delinquent taxes have been found for the prior years.	According to review of the payment history as of xx/XX/2021, the borrower is delinquent with the loan for 6 months and the next due date for the regular payment is xx/XX/2020. The last payment was received on xx/XX/2021 total in the amount of PITI $1,158.24 which includes P&I $788.33 with the rate of interest 3.875%, which was applied for the due date of xx/XX/2020. The UPB reflected in the payment history tape is in the amount of $xx.	xx:The current status of the loan is delinquent under bankruptcy.
According to review of the payment history as of xx/XX/2021, the borrower is delinquent with the loan for 6 months and the next due date for the regular payment is xx/XX/2020.  The last payment was received on xx/XX/2021 total in the amount of PITI $1,158.24 which includes P&I $788.33 with the rate of interest 3.875%, which was applied for the due date of xx/XX/2020.  The UPB reflected in the payment history tape is in the amount of $xx.
As per collection comments review, borrower’s intention is to keep the property. No damages have been noted.
The loan modification agreement was made on xx/XX/2013 between the borrower “xx” and lender “xx.”. The borrower promises to make a monthly payment of $1,162.43 with the interest rate of 3.875 % beginning from xx/XX/2013, till the maturity date of xx/XX/2043. xx stated in the modification is $xx.
The foreclosure was initiated on the subject property. As per tape data, the file was referred to attorney on xx/XX/2015. The foreclosure was placed on hold due to the bankruptcy filed by borrower on xx/XX/2020. No further details found. xx and xx had filed Bankruptcy under chapter-13 on xx/XX/2020 with the case# xx. Plan has been confirmed on xx/XX/2020. POC was filed on xx/XX/2020 states the amount of secured claim is $xx with arrearage amount of $xx. The schedule D of a voluntary petition dated xx/XX/2020 shows the amount of claim is $xx and the value of the collateral is $xx. Hence, the unsecured portion is $0.00. The date of last bankruptcy filing is xx/XX/2021. xx:The foreclosure was initiated on the subject property. As per tape data, the file was referred to attorney on xx/XX/2015. The foreclosure was placed on hold due to the bankruptcy filed by borrower on xx/XX/2020. No further details found. xx:xx and xx had filed Bankruptcy under chapter-13 on xx/XX/2020 with the case# xx. Plan has been confirmed on xx/XX/2020. POC was filed on xx/XX/2020 states the amount of secured claim is $xx with arrearage amount of $xx. The schedule D of a voluntary petition dated xx/XX/2020 shows the amount of claim is $xx and the value of the collateral is $xx. Hence, the unsecured portion is $0.00. The date of last bankruptcy filing is xx/XX/2021.	The loan modification agreement was made on 10/XX/2013 between the borrower “xx” and lender “xx.”. The borrower promises to make a monthly payment of $1,162.43 with the interest rate of 3.875 % beginning from xx till the maturity date of xx The New Principal Balance stated in the modification is $xx.	Affiliated Business Disclosure Credit Report Mortgage Insurance Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Interest Calculation Type   Loan Value: xxx/xxx   Tape Value: In Arrears   Variance:    Variance %:    Comment: xxx/xxx   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xxx (Days)   Variance %:    Comment: Last payment received date is x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xxx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Original CLTV ratio percent is xx.xxx%   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: Payment history string is xxxxxxxxxxxxxxxxxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: Reversed payment history string is xxxxxxxxxxxxxxxxxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xxxx (Days)   Variance %:    Comment: Stated maturity date is x/XX/xxxx   Tape Source: Initial   Tape Type:
Field: Total Balance of Junior Lien(s) Loan Value: Not Applicable Tape Value: $xxxxx.xx Variance: Variance %: Comment: Total balance of junior lien is not applicable. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* MI, FHA or MIC missing and required (Lvl 2) "This loan is FHA. MI Certificate is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit Report is missing from the loan file"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer Document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
37673167	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$7,864.74	05/XX/2021	Unavailable	No	Unavailable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,620.11	8.250%	360	xx	xx	Conventional	ARM	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	06/XX/2013	$264,734.21	Not Applicable	3.500%	$1,067.08	06/XX/2013	Financial Hardship	Updated title report dated xx/XX/2021 shows that the subject mortgage was recorded on xx/XX/2007 with lender “xx
As per updated title report xx there is IRS/Federal tax liens against the subject borrower in the total amount of $ 10,106.17 in the favor of “xx    & recorded on different on xx/XX/2018.
1st installment of county taxes for the year 2020 have been paid in full in the amount of $3,932.37 on xx/XX/2021.
2nd installment of county taxes for the year 2020 is due in the amount of $3,932.37 on xx/XX/2021.	Review of payment history as of dated xx/XX/2021 shows that the borrower is not making regular payments. The loan payments are currently 19 months in delinquency. The next due date is xx/XX/2019. The last payment was received in the total amount of $1,758.47 for the due date of xx/XX/2019. The last payment received date is xx/XX/2021.The current unpaid principal balance according to payment history is in the amount of $xx.The current interest rate is 3.50% with P&I in the amount of $1,067.08.	xx:Review of payment history as of dated xx/XX/2021 shows that the borrower is not making regular payments. The loan payments are currently 19 months in delinquency. The next due date is xx/XX/2019. The last payment was received in the total amount of $1,758.47 for the due date of xx/XX/2019. The last payment received date is xx/XX/2021.The current unpaid principal balance according to payment history is in the amount of $xx.The current interest rate is 3.50% with P&I in the amount of $1,067.08.
As per collection comments, the foreclosure proceedings were initiated on the loan by referring to attorney on xx/XX/2020.No more evidences are available in the latest 24 months servicing comments regarding further foreclosure proceedings.
The debtor xx had filed Bankruptcy under chapter-13 on xx/XX/2020 with the Case# xx. xx-D in Voluntary petition shows that the unsecured amount $xx out of secured claim in the amount of $xx and the value of collateral is $xx. According to the debtor's chapter-13 plan which was filed on xx/XX/2020, the debtor shall make regular ongoing mortgage payment in the amount of $975.00 monthly for 54 months to the trustee.This plan was confirmed on xx/XX/2020. The POC was filed on xx/XX/2020 with the secured claim $xx & with an arrearage of $xx. xx:As per collection comments, the foreclosure proceedings were initiated on the loan by referring to attorney on xx/XX/2020.No more evidences are available in the latest 24 months servicing comments regarding further foreclosure proceedings. xx:The debtor xx had filed Bankruptcy under chapter-13 on xx/XX/2020 with the Case# xx. xx-D in Voluntary petition shows that the unsecured amount $xx out of secured claim in the amount of $xx and the value of collateral is $xx. According to the debtor's chapter-13 plan which was filed on xx/XX/2020, the debtor shall make regular ongoing mortgage payment in the amount of $975.00 monthly for 54 months to the trustee.This plan was confirmed on xx/XX/2020. The POC was filed on xx/XX/2020 with the secured claim $xx & with an arrearage of $xx.	The loan was modified with an effective date of xx and a new principal balance is $xx to a step modification and the rate started from 3.25% and borrower had given promise to pay P&I in the total amount of $1,032.91 beginning on xx with a new maturity date of xx The rate changes in 2 steps ending at 3.50%.	Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure Loan Program Info Disclosure Notice of Servicing Transfer	Field: Interest Calculation Type Loan Value: xxx/xxx Tape Value: In Arrears |---| |----| Comment: Interest Calculation Type is xxx/xxx Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xxx (Days)   Variance %:    Comment: Last Payment Received Date is x/XX/xxxx   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Loan Amortization Type is Step   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Mod Step Indicator is Yes   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: Payment History String is xxxxxxxxxxxxxxxxxxxxxxxx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: Payment History String Reversed is xxxxxxxxxxxxxxxxxxxxxxxx   Tape Source: Initial   Tape Type:
Field: Property County   Loan Value: Mxxry   Tape Value: xx   Variance:    Variance %:    Comment: Property County is xx   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/XX/xxxx Tape Value: x/XX/xxxx Variance: xxxx (Days) Variance %: Comment: Stated Maturity Date is xx/XX/xxxx Tape Source: Initial Tape Type:	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD is not signed by the borrower."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "ComplianceEase Risk Indicator is "Elevated" due to:

This loan failed the seller-paid points and fees exception test. This loan is subject to legislation that takes into account points and fees that were paid by the seller in a loan transaction. No information was provided for "Seller-Paid Points and Fees" on this loan, and thus calculations on this report do not take seller-paid points and fees into account. This exception does not appear when a dollar amount, including $0, is explicitly provided for "Seller-Paid Points and Fees.""
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan Program Disclosure is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit Report is missing from the loan file"
* Not all borrowers signed TIL (Lvl 2)     "Final TIL is not signed by the borrower."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer Disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Elevated	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
15506750	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$876.91	05/XX/2021	zz	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$334.48	8.500%	360	xx	xx	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	03/XX/2012	$37,805.49	Not Applicable	5.000%	$308.33	03/XX/2012	Financial Hardship	According to the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/1996 in the favor of xx with loan amount $xx and which was recorded on xx/XX/1996 with instrument# xx
The chain of mortgage assignment has been completed. Currently, the mortgage assignment is with xx
There is junior mortgage against the subject property in the favor of xx in the amount of $xx which was recorded on xx/XX/1998.
There are two state tax liens against the borrower in the favor of xx and xx in the amount of $ xxwhich was recorded on different dates.
There are fourteen hospital liens against the borrower in the favor of xx and xx Hospital in the amount of xx which was recorded on different dates.
There are seven xx judgment against the borrower in the favor of xx  in the amount of $xx which was recorded on different dates.
Annual combined taxes for year 2021 have been paid off in the amount of $876.91.	The payment history dated as of xx/XX/2021 reveals that the borrower has been delinquent from xx/XX/2020. The loan is in delinquency for 13 months. The last payment was received on xx/XX/2021 in the amount of $446.87 and it was applied for the due date of xx/XX/2020. The current P&I is $308.33 and interest rate is 5.00%. The current unpaid principal balance is in the amount of $xx.	xx:The payment history dated as of xx/XX/2021 reveals that the borrower has been delinquent from xx/XX/2020. The loan is in delinquency for 13 months. The last payment was received on xx/XX/2021 in the amount of $446.87 and it was applied for the due date of xx/XX/2020. The current P&I is $308.33 and interest rate is 5.00%. The current unpaid principal balance is in the amount of $xx.

According to the updated title report dated xx/XX/2021, the lis-pendens was filed on xx/XX/2006 with case#2006-xx. No other evidence has been found.

The loan was modified on xx/XX/2012 with the new modified unpaid principal balance is $xx. The interest bearing amount was $xx with interest rate 5.000% and the modified P&I was $308.33. The first modified payment due date was xx/XX/2012 and the maturity date will be xx/XX/2026. xx:According to the updated title report dated xx/XX/2021, the lis-pendens was filed on xx/XX/2006 with case#-xx. No other evidence has been found. xx:xx	The loan was modified on xx with the new modified unpaid principal balance is $xx. The interest bearing amount was $xx with interest rate 5.000% and the modified P&I was $308.33. The first modified payment due date was xx and the maturity date will be xx	Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal	Field: Currently in Foreclosure? Loan Value: Yes Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: xxx/xxx   Tape Value: In Arrears   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xxx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: Not Applicable   Tape Value: Other   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: xxx.xxx%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: xxx.xxx%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-x Line xxx) Loan Value: Unavailable Tape Value: $xxxxx.xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with Estimated HUD-1 and Itemization is missing from the loan files."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "The TIL is missing from the loan file. However, we consider APR as 0.00%."
* Missing Appraisal (Lvl 2)     "Appraisal is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
1614265	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$491.00	06/XX/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$448.52	11.840%	180	xx	xx	HELOC	Revolving	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mobile Home	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	31.759%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report as of xx/XX/2021 reveals that- 1. The subject mortgage was originated on xx/XX/2008 by xx for the amount of $xx and it was recorded on xx/XX/2008. 2. The chain of assignment is complete as the subject mortgage is currently assigned to xx. 3. There is an active civil judgment available against the borrower in the amount of $4,430.00 in favor of xx and it was recorded on xx/XX/2017. 4. Annual combined taxes for the year 2020 have been paid in the amount of $491.00 on xx/XX/2021.	Review of updated payment history as of xx/XX/2021 reveals that loan is currently in delinquency for 6 months and the next due for the regular payment is xx/XX/2020. The last regular payment xx was received on xx/XX/2021 in the amount of $448.52 for the due date of xx/XX/2020. The UPB as of date is in the amount of $xx.	xx:Review of updated payment history as of xx/XX/2021 reveals that loan is currently in delinquency for 6 months and the next due for the regular payment is xx/XX/2020. The last regular payment xx was received on xx/XX/2021 in the amount of $448.52 for the due date of xx/XX/2020. The UPB as of date is in the amount of $xx. According to PACER Report, xx and xx had filed bankruptcy under chapter 13 with case# xx on xx/XX/2019. POC was filed on xx/XX/2020 with the secured claim of $xx and with the arrearage of $1,871.08. Chapter 13 plan was filed on xx/XX/2019 and confirmed on xx/XX/2020. No more evidences are available regarding current bankruptcy status. xx:xx:According to PACER Report, xxand xx had filed bankruptcy under chapter 13 with case# xx on xx/XX/2019. POC was filed on xx/XX/2020 with the secured claim of $xx and with the arrearage of $1,871.08. Chapter 13 plan was filed on xx/XX/2019 and confirmed on xx/XX/2020. No more evidences are available regarding current bankruptcy status.	Not Applicable	Affiliated Business Disclosure Credit Report Loan Program Info Disclosure Notice of Servicing Transfer Right of Rescission	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Not Applicable Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: xxx/xxx   Tape Value: xxx/xxx   Variance:    Variance %:    Comment: xxx/xxx   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xxx (Days)   Variance %:    Comment: x/XX/xxxx   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Revolving   Tape Value: Fixed   Variance:    Variance %:    Comment: Revolving   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: Updated per pay history   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: No Cash-Out   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: No Cash-Out   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-x   Loan Value: Refinance   Tape Value: Cash Out   Variance:    Variance %:    Comment: Refinance   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/XX/xxxx Tape Value: x/XX/xxxx Variance: -xxxx (Days) Variance %: Comment: xx/XX/xxxx Tape Source: Initial Tape Type:	3: Curable	* Property is Mobile Home (Lvl 3) "The subject property is a mobile home. The legal description of the subject mortgage mentions the Serial Number as HHINC2704AB. However, No Manufactured Home Affidavit of Affixation is attached with the Mortgage copy. The final title policy is available in the loan file that doesn’t have ALTA-7 for Manufactured Home."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "ComplianceEase Risk Indicator is "Elevated"- This loan failed the NC rate spread home loan test. ( NC GS §24-1.1F(a)(7) ) The loan is a rate spread home loan, as defined in the legislation. For more information please see the North Carolina Rate Spread Home Loan Article section of the full ComplianceAnalyzer report. While the North Carolina Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$4,550.34	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
16969700	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$199.46	05/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$722.10	14.700%	180	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	08/XX/2020	$32,903.99	Not Applicable	15.499%	$537.24	08/XX/2020	Financial Hardship	According to the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/1996 with the lender xx of xx in the amount of $xx which was recorded on xx/XX/1996 with Book/Page#xx

The chain of assignment has been completed. The current assignment of mortgage is with xx  A xx which was recorded on xx/XX/2017.

There is a credit card judgment in the favor of xx in the amount of $1,134.62 which was recorded on xx/XX/2015.

There is a civil judgment in the favor of xx in the amount of $3,115.00 which was recorded on xx/XX/2020.

County annual installment taxes of 2020 have been paid in the amount of $199.46 on xx/XX/2020. No prior year’s delinquent taxes have been found.	According to a review of the payment history as of xx/XX/2021, the borrower is delinquent for 3 months with the loan and the next due date for the regular payment is xx/XX/2021. The last payment was received on xx/XX/2021 in the total amount of PITI is $567.37 which includes P&I of $537.24, which was applied for the due date of xx/XX/2021. As per seller’s tape data, the current UPB reflected is in the amount of $xx.	xx:As per the review of collection comments, the current status of the loan is in collections. According to a review of the payment history as of xx/XX/2021, the borrower is delinquent for 3 months with the loan and the next due date for the regular payment is xx/XX/2021. As per seller’s tape data, the current UPB reflected is in the amount of $xx. The loan was modified on xx/XX/2020. The collection comment dated xx/XX/2020 states the reason for default is curtailment of income due to the borrower’s income impacted by covid-19 pandemic. The borrower accepted deferral program. No further details have been found. The BPO report xx dated xx/XX/2021 states the subject property is owner-occupied and the property is in average condition with no repairs noted. xx:xx:xx	The loan modification agreement made between borrower xx (Lender) on xx As per the modified terms, the new principal balance is $xx. The borrower promises to pay $537.24 monthly with modified interest rate of 15.499% beginning from 08/XX/2020 with a maturity date of xx	Credit Application Credit Report	Field: Interest Calculation Type Loan Value: xxx/xxx Tape Value: In Arrears |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xxx (Days)   Variance %:    Comment: Last payment received date is xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: Payment history string is xxxxxxxxxxxxxxxxxxxxxxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: Payment history string reversed is xxxxxxxxxxxxxxxxxxxxxxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Unavailable   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: Application is missing.   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Maturity Date Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx Variance: xxxx (Days) Variance %: Comment: stated maturity date is xx/XX/xxxx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Application Missing (Lvl 2) "The final loan application is missing from the loan files." * Missing credit report (Lvl 2) "Credit report Document is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
85247157	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$388.00	05/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$613.76	8.375%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx/XX/2021 shows that the subject mortgage was originated on xx/XX/2001 in the amount of $xx which was recorded on xx/XX/2001 with MERS as nominee for xx.
No chain of assignment has been found.
There is no active lien/judgment against the borrower/subject property.
Annual taxes have been paid in the amount of $388.00.
No delinquent taxes have been found for the prior years.	According to review of the payment history as of xx/XX/2021, the borrower is performing with the loan and the next due date for the regular payment is xx/XX/2021. The last payment was received on xx/XX/2021 total in the amount of PITI $664.96 which includes P&I $613.76 with the rate of interest 8.375%, which was applied for the due date of xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.	xx:The current status of the loan is performing.
According to review of the payment history as of xx/XX/2021, the borrower is performing with the loan and the next due date for the regular payment is xx/XX/2021.  The last payment was received on xx/XX/2021 total in the amount of PITI $664.96 which includes P&I $613.76 with the rate of interest 8.375%, which was applied for the due date of xx/XX/2021.  The UPB reflected in the latest payment history is in the amount of $xx.
As per collection comments review, borrower’s intention is to keep the property. The subject property is in average condition. No damage has been noted.
No evidence of foreclosure has been found.
No evidence of bankruptcy has been found. xx:xx:xx	Not Applicable	Credit Report Notice of Servicing Transfer Right of Rescission	Field: Interest Calculation Type Loan Value: xxx/xxx Tape Value: In Arrears |---| |----| Comment: xxx/xxx Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xxx (Days)   Variance %:    Comment: Last payment received date is x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xx (Days)   Variance %:    Comment: Original appraisal date is x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $xxx.xx   Tape Value: $x.xx   Variance: $xxx.xx   Variance %:    Comment: Original stated P&I is $xxx.xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: Payment history string is xxxxxxxxxxxxxxxxxxxxxxxx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: Payment history string is xxxxxxxxxxxxxxxxxxxxxxxx   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Manufactured Housing Tape Value: Mobile Home Variance: Variance %: Comment: Subject property type is Manufactured Home. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing credit report (Lvl 2) "Credit report document is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer Document is missing from the loan file."
* Property is Manufactured Housing (Lvl 2)     "Home is not affixed. An Appraisal Report at the origination located at “xx” shows the type of subject property as a manufactured home. However, the Affidavit of Affixation is not available in the loan file. The ALTA 7 Endorsement is not attached with the final title policy. However, thxx lable in the legal description of the recorded mortgage."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
7068966	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$461.10	08/XX/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	Unavailable	8.750%	190	xx	xx	HELOC	Revolving	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	09/XX/2015	$106,276.98	$11,776.98	2.000%	$546.82	09/XX/2015	Financial Hardship	As per updated title report dated xx/XX/2020, the subject mortgage was originated on xx/XX/2008 in favor of xx, Inc and it was recorded on xx/XX/2008.
The chain of assignment has been completed.
No active judgments or liens have been found.	The payment history dated as of xx/XX/2021 reveals that the borrower has been delinquent from xx/XX/2020. The loan is in delinquency for 12 months. The last payment was received on xx/XX/2020 in the amount of $642.84 and it was applied for the due date of xx/XX/2020. The current P&I is $546.82 and interest rate is 2.00%. The latest payment history does not reflect current UPB but the provided tape data as of xx/XX/2021 reflects the UPB in the amount of $xx.	xx:Loan is in collections.
The payment history dated as of xx/XX/2021 reveals that the borrower has been delinquent from xx/XX/2020. The loan is in delinquency for 12 months. The last payment was received on xx/XX/2020 in the amount of $642.84 and it was applied for the due date of xx/XX/2020. The current P&I is $546.82 and interest rate is 2.00%. The latest payment history does not reflect current UPB but the provided tape data as of xx/XX/2021 reflects the UPB in the amount of $xx.
No foreclosure proceedings have been found in the recent 24 months.
No bankruptcy filing has been found.
According to collection comment, no damages or repairs have been found.

As per comment dated xx/XX/2020, the Covid-19 forbearance plan was explained to borrower. First forbearance extension was made on xx/XX/2020. Comment dated xx/XX/2021 states that the forbearance plan is active. No further details have been found. xx:xx:xx	The loan modification agreement was made on xx with the new modified unpaid principal balance $xx. From UPB, the principal balance was deferred in the amount of $xx. This deferred balance was eligible for forgiveness with 3 year annual review of payment history and forgiveness reduction calculation. The principal forgiven exceeds 2% of modification amount. The interest bearing amount was $xx with step rate starting interest rate was 2.00% and the modified P&I was $546.82 beginning on xx The step rate was in 4 steps ending at rate 4.125% and P&I will be $613.42 applicable from xx to maturity date xx	Affiliated Business Disclosure Credit Report Notice of Servicing Transfer Origination Appraisal	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Interest Calculation Type   Loan Value: xxx/xxx   Tape Value: In Arrears   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xxx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step x Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xxxx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: x.xxx%   Tape Value: x.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step x Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xxx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: x.xxx%   Tape Value: x.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step x Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xxx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: x.xxx%   Tape Value: x.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: x.xxx%   Tape Value: x.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: Not Applicable   Tape Value: x.xxx%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: Unavailable   Tape Value: $x.xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: 'Prepayment Penalty End Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Principal Balance Stated in Mod   Loan Value: $xxxxxx.xx   Tape Value: $xxxxx.xx   Variance: $xxxxx.xx   Variance %: xx.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx Variance: xxxx (Days) Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Missing HELOC Disclosures (RESPA) (Lvl 3) "Following HELOC disclosures are missing from the loan file. Disbursement sheet/Fees sheet/ Fee statement HELOC booklet"	* Missing Appraisal (Lvl 2) "Appraisal report is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business form disclosure is missing from the loan file."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by borrowers."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
15175894	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$2,594.32	$2,594.32	03/XX/2020	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$929.78	10.110%	300	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mobile Home	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2021, shows that the subject mortgage was originated on xx/XX/2007 and was recorded on xx/XX/2007, in the amount of $xx with xx

The chain of assignment has been completed.

No active judgments or liens found.

The annual installment of county taxes from the year 2018 to 2020 have been delinquent in the total amount of $2,594.32.	According to payment history as of xx/XX/2021, the borrower is currently delinquent for 15 months and the next due date for payment is xx/XX/2020. The last payment was received on xx/XX/2020 in the amount of $1,040.79 which was applied for due date xx/XX/2020. The current P&I is in the amount of $929.78 and current PITI is in the amount of $1,040.79 with an interest rate of 7.610%. The current UPB reflected as per the payment history is in the amount of $xx.	xx:According to servicing comments, the loan is in collections.

According to payment history as of xx/XX/2021, the borrower is currently delinquent for 15 months and the next due date for payment is xx/XX/2020. The last payment was received on xx/XX/2020 in the amount of $1,040.79 which was applied for due date xx/XX/2020. The current P&I is in the amount of $929.78 and current PITI is in the amount of $1,040.79 with an interest rate of 7.610%. The current UPB reflected as per the payment history is in the amount of $xx.

According to the PACER, the borrower xx had filed bankruptcy under chapter- 13 with the case# xx on xx/XX/2011. The schedule D of voluntary petition shows that the amount of claim without deducting the value of the collateral is $xx and the value of the collateral is $100,00.00. Therefore, the unsecured portion is $0.00. There is no comment indicating a cram down. The case was discharged on xx/XX/2011 and terminated on xx/XX/2011.

As per comment dated xx/XX/2021, the reason for default is borrower cannot make a payment as his income is impacted by disaster. As per comment dated xx/XX/2021, borrower is active on forbearance plan.

As per latest BPO dated xx/XX/2021, the subject property is owner occupied and is in average condition and the as-is price is quoted as $xx.

No comments pertaining damage to the property were observed.

The loan hasn’t modified since origination.

No foreclosure activity was found. xx:xx:According to the PACER, the borrower xx had filed bankruptcy under chapter- 13 with the case# xx on xx/XX/2011. The schedule D of voluntary petition shows that the amount of claim without deducting the value of the collateral is $xx and the value of the collateral is $100,00.00. Therefore, the unsecured portion is $0.00. There is no comment indicating a cram down. The case was discharged on xx/XX/2011 and terminated on xx/XX/2011.	Not Applicable	Affiliated Business Disclosure Credit Application Credit Report HUD-1 Closing Statement Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: According to the PACER, the borrower xx had filed bankruptcy under chapter- xx with the case# xx-xxxxx on xx/XX/xxxx. The case was discharged on xx/XX/xxxx and terminated on xx/XX/xxxx. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Forbearance Plan Start Date   Loan Value: Unavailable   Tape Value: x/XX/xxxx   Variance:    Variance %:    Comment: Unavailable.   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: xxx/xxx   Tape Value: xxx/xxx   Variance:    Variance %:    Comment: Interest calculation type is xxx/xxx.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xx (Days)   Variance %:    Comment: Last payment was received on x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: The payment history string is xxxxxxxxxxxxxxxxxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx Tape Value: xxxxxxxxxxxxxxxxxxxxxxxx Variance: Variance %: Comment: The payment history reversed string is xxxxxxxxxxxxxxxxxxxxxxxx. Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Mobile Home (Lvl 4) "Home is not affixed.
An appraisal report is missing from the loan file. However, tape data shows that the subject property is mobile home. Also, as per the latest BPO report located at “xxthe subject property is mobile home. Legal description of mortgage located at xxdoes not show VIN#. Final title policy at the time of origination located at xx does not have an attached Alta 7 endorsement. Affidavit of affixation is missing from the loan file."
* The property is located in a state that has unlimited assignee liability for High cost loans and HUD-1/FCD is missing to test the compliance (Lvl 4) "This loan is from the xx which has unlimited assignee liability for State high cost and we are unable to test compliance due to missing HUD."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final Hud-1 along with itemization and estimated HUD are missing from the loan file."	* Application Missing (Lvl 2) "The Final 1003 as well as 1008 is missing in the loan file , However the values are taken as note date and loan amount."
* Missing Appraisal (Lvl 2)     "Appraisal is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing in loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in New Mexico State. The required state disclosure Freedom to Choose Insurance Company and Insurance Professional missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing in the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
97624594	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$935.18	07/XX/2020	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$596.89	12.294%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	11/XX/2019	$47,118.67	Not Applicable	6.996%	$447.00	11/XX/2019	Financial Hardship	As per the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2011 and was recorded on xx/XX/2011, in the amount of $xx with xx
The chain of assignment has been completed currently the assignment is with xx. Which is recorded on xx/XX/2017.
There is a civil judgment against the borrower xx in the amount of $6,879.58 in favor of xx which is recorded on xx/XX/2018.	According to the payment history as of xx/XX/2021, the borrower is 09 months delinquent with the loan. The last payment was received on xx/XX/2021 which was applied for the due date of xx/XX/2020 and the next due date for payment is xx/XX/2020. The P&I is in the amount of $447.00 and PITI is in the amount of $620.46. The UPB reflected as per the payment history tape data is in the amount of $xx.	xx:The loan is in collection. According to the payment history as of xx/XX/2021, the borrower is 09 months delinquent with the loan. The last payment was received on xx/XX/2021 which was applied for the due date of xx/XX/2020 and the next due date for payment is xx/XX/2020. The P&I is in the amount of $447.00 and PITI is in the amount of $620.46. The UPB reflected as per the payment history tape data is in the amount of $xx.

As per collection comment dated xx/XX/2021 the borrower's income is impacted by covid. As per collection comment dated xx/XX/2021 the reason for default of borrower is curtailment of income. No evidence has been found regarding damage or repairs in the latest servicing comments. xx:xx:The debtor had filed bankruptcy under chapter 7 on xx/XX/2018 with case number #xx. The case was terminated on xx/XX/2018.	The loan modification agreement was made on xx with the new modified unpaid principal balance $xx. The interest bearing amount was $xx with step rate starting interest rate was 6.996% and the modified P&I was $447.00 beginning on xx The step rate was in 06 steps ending at rate 11.996% and P&I will be $519.60 applicable from xx to maturity date xx There is no deferred balance and there is no principal forgiven amount.	Affiliated Business Disclosure Credit Application Credit Report Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Forbearance Plan Start Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -x (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: xxx/xxx   Tape Value: In Arrears   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: x (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Fixed   Tape Value: Step   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step x Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: -xxxx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: x.xxx%   Tape Value: x.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step x Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: -xxx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: x.xxx%   Tape Value: x.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step x Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: -xxx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: x.xxx%   Tape Value: x.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step x Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: -xxx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: x.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step x Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: -xxx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxMMMMM   Tape Value: xxxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MMMMMxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Not Applicable   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose Per Application   Loan Value: Purchase   Tape Value: Refinance   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx Variance: -xxxx (Days) Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The Final Loan application is missing along with the Initial loan application from loan file."
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "The CE risk indicator is Significant as the loan is failing for NC Rate Spread Home Loan Test. It exceeds NC RSHL Modified HMDA APR Threshold and NC RSHL Conventional Mortgage Rate APR Threshold.
1) NC RSHL Modified HMDA APR Threshold test: -   Loan data 12.430% Comparison data 7.530%Variance + 4.900%.
2) NC RSHL Conventional Mortgage Rate APR Threshold test: - Loan data 12.431% Comparison data 6.560% Variance 5.871%.
3) NC RSHL Average Prime Offer Rate APR Threshold test- Loan data 12.431% Comparison data 6.410% Variance 6.021%."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate because it is understated by more than $100.
The loan data is $xx and comparison data is $xx; hence, the variance is -$3,389.95. Subject loan is a refinance, originated on 02/XX/2011 and the SOL is 3 years.

This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate for purposes of rescission because it is understated by more than $35.
The loan data is $xx and comparison data is $xx; hence, the variance is -$3,389.95. Subject loan is a refinance, originated on02/XX/2011 and the SOL is 3 years."
* Higher Price Mortgage Loan (Lvl 2)     "The CE risk indicator is Critical as the loan is failing for the HOEPA higher-priced mortgage loan test & HOEPA higher-priced mortgage loan document type test.
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the HOEPA higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higherpriced mortgage loans even if the additional conditions are met.
The loan data is 12.431% and comparison data is 6.410%; hence, the variance is +6.021%."
* Loan program disclosure missing or unexecuted (Lvl 2)     "The loan program disclosure is missing from loan file."
* Missing credit report (Lvl 2)     "Credit report is missing in loan file."
* Missing Required State Disclosures (Lvl 2)     "The following state disclosures are missing from loan file.
Amortization Schedule Disclosure
Credit Property Insurance Disclosure
Fee Agreement
Priority of Security Instrument Disclosure
Attorney Selection Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The Notice of servicing transfer document is missing from loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Affiliated business Disclosure is missing from loan file."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "The ROR is not hand dated by borrower."		Critical	Fail	Fail	Pass	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
9711372	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,719.00	09/XX/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$276.00	7.850%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	12/XX/2019	$20,462.81	Not Applicable	7.350%	$198.11	12/XX/2019	Financial Hardship	The review of the updated title report dated xx/XX/2021 shows that the subject mortgage was originated on xx/XX/2004 and it was recorded on xx/XX/2004 in the amount of $xx in favor of xx,

The chain of assignment is completed as the subject mortgage is still with the lender, xx

No active judgments/liens have been found in the updated title report against the borrower/subject property.

The annual County taxes for 2020 have been paid in full in the amount of $1719.00.	Review of updated payment history as of xx/XX/2021, the loan is currently in delinquency for +12 months and the next due for regular payment is xx/XX/2020. The last regular payment xx has been made on xx/XX/2020 in the amount of $198.11 for the due date of xx/XX/2020. The UPB as of the date is in the amount of $xx	xx:No evidences have been found regarding property damages/repair. Subject property is in average condition.

No evidences are available in the latest 24 months servicing comments regarding foreclosure proceedings and Bankruptcy filings.

Review of updated payment history as of xx/XX/2021, the loan is currently in delinquency for +12 months and the next due for regular payment is xx/XX/2020. The last regular payment xx has been made on xx/XX/2020 in the amount of $198.11 for the due date of xx/XX/2020. The UPB as of the date is in the amount of $xx xx:xx:xx	The loan was modified on xx with new principal balance of $xx. The borrower promises to pay the new modified P&I of $198.11 with the new fixed interest rate of 7.350% beginning from xx to the new maturity date of xx	Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. Notice of Servicing Transfer	Field: Borrower Last Name Loan Value: xx Tape Value: xx |---| |----| Comment: Borrower last name is xx Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: n/a   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: xxx/xxx   Tape Value: In Arrears   Variance:    Variance %:    Comment: Interest calculation type is xxx/xxx   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: REO active is not applicable   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xxx (Days)   Variance %:    Comment: Lasy payment received date is xx/XX/xxxx   Tape Source: Initial   Tape Type:
Field: Mod Step x Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: -xxxx (Days)   Variance %:    Comment: Mod step x date is xx/XX/xxxx   Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: x.xxx%   Tape Value: x.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Mod step x rate is x.xxx%   Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: x.xxx%   Tape Value: x.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Mod step x rate is x.xxx%   Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: Not Applicable   Tape Value: x.xxx%   Variance:    Variance %:    Comment: n/a   Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: Not Applicable   Tape Value: x.xxx%   Variance:    Variance %:    Comment: n/a   Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: Not Applicable   Tape Value: x.xxx%   Variance:    Variance %:    Comment: n/a   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: Payment history string is xxxxxxxxxxxxxxxxxxxx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: Payment history string reversed is xxxxxxxxxxxxxxxxxxxxxx   Tape Source: Initial   Tape Type:
Field: Property City   Loan Value: Machester   Tape Value: MANCHESTER   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: x/XX/xxxx Tape Value: xx/XX/xxxx Variance: xxxx (Days) Variance %: Comment: stated maturity date is xx/XX/xxxx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA APR test. ( 12 CFR §1026.22(a)(2), (4) , transferred from 12 CFR §226.22(a)(2), (4) ) The annual percentage rate (APR) is 8.248%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test. ( 12 CFR §1026.22(a)(2), (4) , transferred from 12 CFR §226.22(a)(2), (4) ) The annual percentage rate (APR) is 8.248%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "The final TIL is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing in loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
63969283	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,432.86	06/XX/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,482.01	3.125%	360	xx	xx	Conventional	ARM	Cash Out	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	752	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2021 shows that the subject mortgage was originated on xx/XX/2003 with the lender MERS as nominee for xx which was recorded on xx/XX/2003.
The chain of the assignment has been completed. The latest assignment is with xx,   xx,   which was recorded on xx/XX/2003.
No active judgments or liens have been found.
Taxes for year 2020 have been paid in the amount of $8,432.86.
No prior year delinquent taxes have been found.	According to the payment history as of xx/XX/2021, the borrower has been delinquent with the loan for 10 months and the last payment was received on xx/XX/2020 which was applied for xx/XX/2020 and the next due date for the payment is xx/XX/2020. The P&I is in the amount of $2,712.72 and PITI is in the amount of $4,402.30. The UPB reflected is in the amount of $xx.	xx:As per the review of the servicing comments, currently, the loan is in collection and the borrower has been delinquent with the loan for 10 months and the last payment was received on xx/XX/2020 which was applied for xx/XX/2020 and the next due date for the payment is xx/XX/2020. The P&I is in the amount of $2,712.72 and PITI is in the amount of $4,402.30. The UPB reflected is in the amount of $xx.
As per the comment dated xx/XX/2020, the reason for default is the borrower's income is impacted by covid-19.
No comments have been found regarding bankruptcy in the latest servicing comments.
No comments have been found regarding foreclosure in the latest servicing comments.
The subject property has been occupied by the owner. Recent servicing comments do not reflect any damage pertaining to the subject property. xx:xx:xx	Not Applicable	Missing Required State Disclosures Notice of Servicing Transfer	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: N/A Tape Source: Initial Tape Type:
Field: Interest Calculation Type   Loan Value: xxx/xxx   Tape Value: In Arrears   Variance:    Variance %:    Comment: xxx/xxx.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xx (Days)   Variance %:    Comment: x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Max Rate At First Adjustment   Loan Value: x.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: x.xxx%.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Next Pay Change Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: xxx (Days)   Variance %:    Comment: xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Next Rate Change Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: xxx (Days)   Variance %:    Comment: xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xx (Days)   Variance %:    Comment: x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $xxxx.xx   Tape Value: $xxxx.xx   Variance: $-xx.xx   Variance %: -x.xxxxx%   Comment: $x,xxx.xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: xxxxxxxxxxxxxxxxxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: xxxxxxxxxxxxxxxxxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-x Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: Cash out. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing Required State Disclosures (Lvl 2) "The subject property is located in New York. The following disclosures are missing from the loan file.
NY Consumer Credit Disclosure / Fair Credit Reporting Notice
NY Interest Rate Disclosure
NY Hazard Insurance  Disclosure
Tax Escrow Account Designation
Mortgage Bankers and Exempt Organizations Preapplication
Co-Signer Notice Requirements
Default Warning Notice
Commitment Disclosure
Lock-in Disclosure
Expiration of Lock-in or Commitment Period"
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of servicing transfer is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
43054847	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$966.04	05/XX/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$623.33	6.500%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	572	560	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2021 shows that the subject mortgage was originated on xx/XX/2004 and was recorded on xx/XX/2004 in the amount of $xx with lender is MERS as nominee for xx with Instr | Book/Page# is xx.

The chain of assignment has been completed .The last assignment is with xx

Active liens and judgment:

There are 2 civil judgment liens which were recorded on different dates with different amount, total in the amount of $403.10 in the favor of xx

There is another 1 civil judgment lien which was recorded on xx/XX/2013 in the amount of $1238.20 in favor of xx

There is another 1 civil judgment lien which was recorded on xx/XX/2006 in the amount of $0.00 in favor of xx

1st installment combined taxes of 2020/2021 have been paid in the amount of $438.02.

2nd installment combined taxes of 2020/2021 have been due in the amount of $438.02.	As per the review of payment history as of xx/XX/2021, the borrower is delinquent for 12 months with the loan and the next due date for payment is xx/XX/2020. The last payment was received on xx/XX/2021 in the amount of $623.33 which was applied for due date xx/XX/2020. The current P&I is in the amount of $623.33 and current PITI is in the amount of $824.55 with an interest rate of 6.500%. The current UPB reflected as per the payment history is in the amount of $xx.	xx:The loan is currently in collections. As per the review of payment history as of xx/XX/2021, the borrower is delinquent for 12 months with the loan and the next due date for payment is xx/XX/2020. The last payment was received on xx/XX/2021 in the amount of $623.33 which was applied for due date xx/XX/2020. The current P&I is in the amount of $623.33 and current PITI is in the amount of $824.55 with an interest rate of 6.500%. The current UPB reflected as per the payment history is in the amount of $xx.

As per servicing comment dated xx/XX/2020 the reason for default is lost his job and is filling for unemployment. The subject property has been occupied by owner. The borrower's intention is to keep the property. No damage or repairs have been found.

As per servicing comment dated xx/XX/2020 the borrower lost his job and is filling for unemployment and needs the forbearance plan. However, no details are found for borrower's income impacted by covid.

According to the PACER, the borrower xx and xx had filed for bankruptcy under Chapter-13 with the case# xx on xx/XX/2013. The POC was filed on xx/XX/2014. The POC amount of claim is $xx and amount of arrearage is $xx. The schedule D of xx does not contain any unsecured portion. The bankruptcy was discharged on xx/XX/2020 and the case was terminated on xx/XX/2020 xx:xx:According to the PACER, the borrower xx and xx had filed for bankruptcy under Chapter-13 with the case# xx on xx/XX/2013. The POC was filed on 03/XX/14. The POC amount of claim is $xx and amount of arrearage is $xx. The schedule D of xx does not contain any unsecured portion. The bankruptcy was discharged on xx/XX/2020 and the case was terminated on xx/XX/2020	Not Applicable	Missing Required State Disclosures Mortgage Insurance	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: According to the PACER, the borrower xx had filed for bankruptcy under Chapter-xx with the case# xx-xxxxx on xx/XX/xxxx.The bankruptcy was discharged on xx/XX/xxxx and the case was terminated on xx/XX/xxxx. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: The MI is missing from the loan file.   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: xxx/xxx   Tape Value: In Arrears   Variance:    Variance %:    Comment: The interest calculation type is xxx/xxx.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: The foreclosure is not initiated.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xxx (Days)   Variance %:    Comment: As per Payment History the last payment was received on x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: As per Payment History the Payment History String is xxxxxxxxxxxxxxxxxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xxxxxxxxxxxxxxxxxxxxxxx Tape Value: xxxxxxxxxxxxxxxxxxxxxxxx Variance: Variance %: Comment: As per Payment History the Payment History String reversed is xxxxxxxxxxxxxxxxxxxxxxxx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan failed the Indiana license validation test.
Indiana House Enrolled Act 1359 requires the Indiana Department of Financial Institutions to begin regulation of both first and subordinate lien mortgage lending under the First Lien Mortgage Lending License and Subordinate Lien Mortgage Lending
License. As a result, lenders will no longer be allowed to make loans under the Indiana Unregulated (1st Lien), Unregulated
UCCC, Consumer Loan License, Consumer Loan License UCCC, or the Exemption Letter UCCC.
The Indiana First Lien Mortgage Lending License and Indiana Subordinate Lien Lending License are not available for loans with a closing date before the Act's effective date of January 1, 2009."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the Indiana license validation test.
Indiana House Enrolled Act 1359 requires the Indiana Department of Financial Institutions to begin regulation of both first and subordinate lien mortgage lending under the First Lien Mortgage Lending License and Subordinate Lien Mortgage Lending
License. As a result, lenders will no longer be allowed to make loans under the Indiana Unregulated (1st Lien), Unregulated
UCCC, Consumer Loan License, Consumer Loan License UCCC, or the Exemption Letter UCCC.
The Indiana First Lien Mortgage Lending License and Indiana Subordinate Lien Lending License are not available for loans with a closing date before the Act's effective date of January 1, 2009."
* MI, FHA or MIC missing and required (Lvl 2)     "The loan is FHA Fixed loan. However the MI certificate document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Indiana State. The following required state disclosures are missing from the loan file.
1. Hazard Insurance Disclosure
2. Federal Consumer Credit Protection Act Disclosure
																																																																																								3. Insurance Freedom of Choice Disclosure"		Moderate	Not Covered	Pass	No Result	Not Covered	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
81695218	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other	$0.00	$2,838.61	03/XX/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$900.52	6.500%	360	xx	xx	Conventional	ARM	Purchase	xx	xx	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	652	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Updated title report dated xx/XX/2021 shows that the subject mortgage was recorded on xx/XX/2004 with lender xx,
As per updated title report  there is an active junior civil judgment available against the borrower in the amount of $4,163.50 in the favor of xx & recorded on xx/XX/2008.
As per updated title report xxthere are multiple water/sewer liens against the subject property in the total amount of $8,929.74 in the favor of “xx	Review of payment history as of dated xx/XX/2021 shows that the borrower is not making regular payments. The loan payments are currently 12 months in delinquency. The next due date is xx/XX/2020. The last payment was received in the total amount of $1,131.96 for the due date of xx/XX/2020. The last payment received date is xx/XX/2020.The current unpaid principal balance according to payment history is in the amount of $xx.The current interest rate is 4.125% with P&I in the amount of $856.65.	xx:Review of payment history as of dated xx/XX/2021 shows that the borrower is not making regular payments. The loan payments are currently 12 months in delinquency. The next due date is xx/XX/2020. The last payment was received in the total amount of $1,131.96 for the due date of xx/XX/2020. The last payment received date is xx/XX/2020.The current unpaid principal balance according to payment history is in the amount of $xx.The current interest rate is 4.125% with P&I in the amount of $856.65.
No information have been found regarding the current employment, job type and length of employment. No evidences have been found regarding the foreclosure and bankruptcy process. No visible damages have been found regarding the subject property. xx:xx:xx	Not Applicable	Affiliated Business Disclosure Final Truth in Lending Discl. Initial Escrow Acct Disclosure Loan Program Info Disclosure Notice of Servicing Transfer	Field: Interest Calculation Type Loan Value: xxx/xxx Tape Value: In Arrears |---| |----| Comment: Interest Calculation Type is xxx/xxx Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is REO Active? is Not Applicable   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xx (Days)   Variance %:    Comment: Last Payment Received Date is x/XX/xxxx   Tape Source: Initial   Tape Type:
Field: Max Rate At First Adjustment   Loan Value: xx.xxx%   Tape Value: x.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Max Rate At First Adjustment is xx.xxx%   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Next Pay Change Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xxx (Days)   Variance %:    Comment: Next Pay Change Date is x/XX/xxxx   Tape Source: Initial   Tape Type:
Field: Next Rate Change Date   Loan Value: xx/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xxx (Days)   Variance %:    Comment: Next Rate Change Date is xx/XX/xxxx   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: -xx (Days)   Variance %:    Comment: Original Appraisal Date is xx/XX/xxxx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: Payment History String is xxxxxxxxxxxxxxxxxxxxxxxx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx Tape Value: xxxxxxxxxxxxxxxxxxxxxxxx Variance: Variance %: Comment: Payment History String Reversed is xxxxxxxxxxxxxxxxxxxxxxxx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "ComplianceEase Risk Indicator is "Moderate" due to:

This loan failed the TILA APR test. ( 12 CFR §1026.22(a)(2), (4) , transferred from 12 CFR §226.22(a)(2), (4) ) The annual percentage rate (APR) is 3.972%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test. ( 12 CFR §1026.22(a)(2), (4) , transferred from 12 CFR §226.22(a)(2), (4) ) The annual percentage rate (APR) is 3.972%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan Program Disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer Disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
50851204	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,848.14	09/XX/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$577.50	$778.30	6.000%	360	xx	xx	Conventional	ARM	Refinance	xx	xx	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	$15,900.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2021 shows that the subject mortgage was originated on xx/XX/2005 and it was recorded on xx/XX/2005 in the amount of $xx in favor of MERS as nominee for “xx

The 1st installment of city taxes for the year 2020 has been paid in the amount of $ 1,333.93 on xx/XX/2020.
The 2nd installment of city taxes for the year 2020 has been paid in the amount of $ 514.21 on xx/XX/2020.	Review of updated payment history as of xx/XX/2021, the loan is currently delinquent for 8 months. The last regular payment xx has been made on xx/XX/2020 in the amount of $690.01 for the due date of xx/XX/2020. The UPB as of the date is in the amount $xx.	xx:Review of updated payment history as of xx/XX/2021, the loan is currently delinquent for 8 months. The last regular payment xx has been made on xx/XX/2020 in the amount of $690.01 for the due date of xx/XX/2020. The UPB as of the date is in the amount $xx.
As per comment dated xx/XX/2020 Borrower can not afford payments due to Natural disaster and accepted the Forbearance. As per comment dated xx/XX/2021 xx Plan active on xx/XX/2021.
As per comment dated xx/XX/2021 xx	Not Applicable	Affiliated Business Disclosure Credit Report Loan Program Info Disclosure Notice of Servicing Transfer	Field: ARM Lifetime Floor Percent Loan Value: x.xxx% Tape Value: x.xxx% |---| x.xxx% |----| x.xxxxx% Comment: ARM lifetime floor percent is x.xxx%. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Does lender G/L require MI is NA.   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: xxx/xxx   Tape Value: In Arrears   Variance:    Variance %:    Comment: Interest calculation type is xxx/xxx.   Tape Source: Initial   Tape Type:
Field: Interest Only Expiration Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xx (Days)   Variance %:    Comment: Interest only expiration date is x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Interest only period is Yes.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is REO active is NA.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xx (Days)   Variance %:    Comment: Last payment received date is x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Max Rate At First Adjustment   Loan Value: x.xxx%   Tape Value: x.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Max rate at first adjustment is x.xxx%.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Next Pay Change Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: xxx (Days)   Variance %:    Comment: Next pay change date is xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Next Rate Change Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xxx (Days)   Variance %:    Comment: Next rate change date is x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xx (Days)   Variance %:    Comment: Original appraisal date is x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: xx.xxx%   Variance %: xx.xxxxx%   Comment: Original CLTV ratio percent is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $xxx.xx   Tape Value: $xxx.xx   Variance: $xxx.xx   Variance %: xx.xxxxx%   Comment: Original Stated P&I is $xxx.xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: Payment history string is xxxxxxxxxxxxxxxxxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: Payment history string reversed is xxxxxxxxxxxxxxxxxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Cash Out - Other Tape Value: No Cash-Out Variance: Variance %: Comment: Purpose of refinance per application is Cash-Out - Other. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (Lvl 2) "Loan program Disclosure is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
* ROR not hand dated by borrower(s) (Lvl 2)     "ROR is not hand dated by borrower."
																																																																																								* TIL not hand dated (Lvl 2) "TIL is not hand dated by borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
90294101	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,775.13	05/XX/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	$786.25	$786.25	6.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	The review of the updated title report dated xx/XX/2021 shows that the subject mortgage was originated on xx/XX/2005 and it was recorded on xx/XX/2005 in the amount of $xx in favor of MERS as nominee for xx.

The chain of assignment is not completed as the subject mortgage is currently assigned to “E*xx” instead of “xx

There is an active junior Mortgage available in the updated title report in the amount of $xx in favor of MERS as nominee for xx,   and it was recorded on xx/XX/2006.

There is an active junior credit card Judgment available in the updated title report against xx in the amount of $9,107.89 in favor of xx and it was recorded on xx/XX/2018.

The annual County taxes for 2020 have been paid in full in the amount of $1,704.12 on xx/XX/2020.	Review of updated payment history as of xx/XX/2021, the loan is currently in delinquency for +8 months and the next due for regular payment is xx/XX/2020. The last regular payment xx has been made on xx/XX/2021 in the amount of $1,082.96 for the due date of xx/XX/2020. The UPB as of the date is in the amount of $xx.	xx:No evidences have been found regarding property damages/repairs. The subject property is in average condition.

No evidences are available in the latest 24 months servicing comments regarding foreclosure proceedings.

Review of updated payment history as of xx/XX/2021, the loan is currently in delinquency for +8 months and the next due for regular payment is xx/XX/2020. The last regular payment xx has been made on xx/XX/2021 in the amount of $1,082.96 for the due date of xx/XX/2020. The UPB as of the date is in the amount of $xx. xx:xx:The debtor xx had filed Bankruptcy under chapter-13 on xx/XX/2016 with the Case#xx and the plan was confirmed on xx/XX/2018 xx-D in Voluntary petition shows that the unsecured amount is $4,394.00 out of secured claim in the amount of $xx and the value of collateral is $xx. The POC was filed on xx/XX/2016 with the secured claim of $xx with an arrearage of $4,943.32	This is a conventional initial interest rate mortgage with P&I of $786.25 with the rate of interest 6.375% and a maturity date of the loan is xx The P&I as per updated payment history as of the date is $1082.96 and rate of interest is 6.375%; however, there would be a possible loan modification but an executed copy of such loan modification agreement is missing from the loan file.	Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure Notice of Servicing Transfer	Field: Borrower Last Name Loan Value: Discuillo Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: First Pay Change Date   Loan Value: Not Applicable   Tape Value: x/XX/xxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: First Rate Change Date   Loan Value: Not Applicable   Tape Value: x/XX/xxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: xxx/xxx   Tape Value: In Arrears   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Only Expiration Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xxx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Max Rate At First Adjustment   Loan Value: Not Applicable   Tape Value: xxx.xxx%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Unavailable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Next Pay Change Date   Loan Value: Not Applicable   Tape Value: x/XX/xxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment Frequency   Loan Value: Unavailable   Tape Value: Monthly   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Periodic Rate Change Cap Down   Loan Value: Not Applicable   Tape Value: x.xxx%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial Escrow Account disclosure is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing in loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
17837450	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$566.75	04/XX/2020	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$330.93	7.990%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Investor	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	03/XX/2013	$39,180.45	Not Applicable	0.010%	$130.39	03/XX/2013	Financial Hardship	As per the review of the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2008 and which was recorded on xx/XX/2008 which was re-recorded on xx/XX/2014 with the instrument #xx in the amount of $xx with xx.
The chain of assignment has been completed. Currently, the mortgage is with xx   which was recorded on xx/XX/2015.
No active liens and judgments against the borrower/property.
County annual tax for the year 2020 has been paid in the amount of $566.75.	According to the payment history as of xx/XX/2021, the borrower is delinquent for 12 months. The last payment was received on xx/XX/2020 which was applied to xx/XX/2020. The next due date for payment is xx/XX/2020. The P&I is in the amount of $130.39 and PITI is in the amount of $233.39. The UPB reflected as per the tape data is in the amount of $xx.	xx:The loan is currently in collections. According to the payment history as of xx/XX/2021, the borrower is delinquent for 12 months. The last payment was received on xx/XX/2020 which was applied to xx/XX/2020. The next due date for payment is xx/XX/2020. The P&I is in the amount of $130.39 and PITI is in the amount of $233.39. The UPB reflected as per the tape data is in the amount of $xx.
As per the comment dated xx/XX/2020, the reason for default is unemployment due to Covid-19.
As per the BPO report dated xx/XX/2021 and located at “xx”, the subject property is occupied by the owner. No damage or repairs have been found. xx:xx:According to the PACER, the borrower had filed bankruptcy under chapter-7 with the case# xx on xx/XX/2012. The schedule D of xx shows the claim in the amount of $xx and the value of collateral is $xx hence the unsecured amount is $xx. The case was discharged on xx/XX/2013 and was terminated on xx/XX/2013.	The loan modification agreement was made on xx with the new principal balance is in the amount of $xx and the borrower promise to pay the new P&I $130.39 with the interest rate of 0.010% beginning from xx till the maturity date of xx The interest bearing amount is $xx.	Affiliated Business Disclosure Credit Application Notice of Servicing Transfer	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: According to the PACER, the borrower had filed bankruptcy under chapter-x with the case# xx-xxxxx on xx/XX/xxxx. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: xxx/xxx   Tape Value: xxx/xxx   Variance:    Variance %:    Comment: Interest calculation type is xxx/xxx.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: x (Days)   Variance %:    Comment: Last payment received date is x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: x.xxxxx%   Tape Value: x.xxxxx%   Variance: x.xxxxx%   Variance %: x.xxxxx%   Comment: Original stated rate is x.xx%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: Payment history string is xxxxxxxxxxxxxxxxxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: Payment history string reversed is xxxxxxxxxxxxxxxxxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Debt consolidation Tape Value: No Cash-Out Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Not all borrowers signed HUD (Lvl 3) "The final HUD-1 is not signed by the borrower and some points and fees are missing as it’s not properly scanned."	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer document is missing from the loan file"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from the loan file."
																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
87867268	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$0.00	$0.00	06/XX/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,965.54	12.201%	359	xx	xx	Conventional	Fixed	Refinance	xx	xx	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	11/XX/2009	$187,561.98	$4,389.34	4.490%	$973.40	11/XX/2009	Change of Terms	Review of the updated title report dated xx/XX/2021 shows that the subject mortgage was originated on xx/XX/2008 with the borrower xx and xx and lender xx which was recorded on xx/XX/2008. The chain of assignment is complete as the assignment of mortgage is currently with the “xx ”.
There is an active Civil judgment against the borrower in the amount of $0.00 which was recorded on xx/XX/2021 in favour ofxx	Review of the latest 24 months payment history shows that the borrower has been delinquent for 10 months. The last payment was received in the amount of $973.40 on xx/XX/2020 which was applied for the month of xx/XX/2020. The next due date is xx/XX/2020. The current interest rate is 4.488% and as per the payment history current UPB is in the amount of $xx.	xx:The subject loan is in collection. Review of the collection comments states that the borrower has been delinquent for 10 months. The last payment was received in the amount of $973.40 on xx/XX/2020 which was applied for the month of xx/XX/2020. The next due date is xx/XX/2020. The current interest rate is 4.488% and as per the payment history current UPB is in the amount of $xx.
Adjustment of term agreement was made between borrower and lender on xx/XX/2009. The new modified interest rate is 4.490% and P&I is $973.40 which began on xx/XX/2009. The new modified principal balance is in the amount of $xx and the interest bearing amount is $xx. The new maturity date is xx/XX/2038.
As per collection comments the subject property has been occupied by the owner and is in average condition.
No information has been found regarding the foreclosure in the available servicing comments. xx:xx:xx	Adjustment of term agreement was made between borrower and lender on xx The new modified interest rate is 4.490% and P&I is $973.40 which began on xx The new modified principal balance is in the amount of $xx and the interest bearing amount is $xx. The new maturity date is xx	Affiliated Business Disclosure Credit Application	Field: Is REO Active? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: The subject loan has not been referred for foreclosure Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xx (Days)   Variance %:    Comment: Per the pay history provided   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: Per the pay history provided   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: Per the pay history provided   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Cash Out - Other Tape Value: No Cash-Out Variance: Variance %: Comment: The borrower paid over $xx off in debts plus the existing first and second mortgages Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
67149333	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	06/XX/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$678.54	12.240%	180	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	608	637	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	08/XX/2019	$52,774.77	Not Applicable	6.000%	$383.13	08/XX/2019	Financial Hardship	According to the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2000 in the favor of xx with loan amount $xx and which was recorded on xx/XX/2000 with instrument# xx.
The chain of mortgage assignment has been completed. Currently, the mortgage assignment is with xx
There is civil judgment against the borrower in the favor of xx,   in the amount of $6902.13 which was recorded on xx/XX/2018.
Annual county taxes for year 2020 was exempt on xx/XX/2021.	According to latest payment history as of xx/XX/2021, the borrower is currently delinquent for 07 months and the next due date is xx/XX/2020. The last payment was received on xx/XX/2021 in the amount of $547.68 which was applied for the due date of xx/XX/2020. The unpaid principal balance is reflected in the amount of $xx. The interest rate is 5.500 % and P&I of $383.13.	xx:

According to latest payment history as of xx/XX/2021, the borrower is currently delinquent for 07 months and the next due date is xx/XX/2020. The last payment was received on xx/XX/2021 in the amount of $547.68 which was applied for the due date of xx/XX/2020. The unpaid principal balance is reflected in the amount of $xx. The interest rate is 5.500 % and P&I of $383.13.

The modification agreement was made on xx/XX/2019. As per the modified terms, the new principal balance is $xx to a step modification and the rate was starting from 6.00 % and borrower had given promise to pay P&I in the amount of $383.13 beginning on xx/XX/2020 with a new maturity date of xx/XX/2039.  The rate changes in 6 steps ending at 11.00%.

The borrower xx and xx had bankruptcy under chapter 13 with the case#xx on xx/XX/2020 and the plan was confirmed on xx/XX/2020.
The POC was filed by creditor xx  on xx/XX/2020 for the secured claim amount is $xx and arrearage amount is $xx.
The schedule D of xx shows that the amount of claim without deducting the value of the collateral is $xx and the value of the collateral is $xx. Therefore, the unsecured portion is $0.00. xx:xx:The borrower xx and xx had bankruptcy under chapter 13 with the case#xx on xx/XX/2020 and the plan was confirmed on xx/XX/2020.
The POC was filed by creditor xx  on xx/XX/2020 for the secured claim amount is $xx and arrearage amount is $xx.
The schedule D of xx shows that the amount of claim without deducting the value of the collateral is $xx and the value of the collateral is $xx. Therefore, the unsecured portion is $0.00.	The modification agreement was made on xx As per the modified terms, the new principal balance is $xx to a step modification and the rate was starting from 6.00 % and borrower had given promise to pay P&I in the amount of $383.13 beginning on xx with a new maturity date of 1/XX/2039. The rate changes in 6 steps ending at 11.00%.	Affiliated Business Disclosure Notice of Servicing Transfer Right of Rescission	Field: Balloon Indicator Loan Value: Yes Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Interest Calculation Type   Loan Value: xxx/xxx   Tape Value: In Arrears   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xxx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx Variance: xxxx (Days) Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "ComplianceEase Risk Indicator is "Elevated" due to This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from the loan file"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business is missing from the loan file"
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file"		Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
62962639	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,140.92	05/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,551.81	4.500%	360	xx	xx	FHA	Fixed	Cash Out	xx	xx	Unavailable	No	xx	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per updated title report as of xx/XX/2021 the subject mortgage is at first lien position. Subject mortgage was originated on xx/XX/2009 in the amount of $xx. Chain of assignment is complete as the current assignee is xx There are seven junior civil judgments in the total amount of $xx. The annual tax is $7,140.92.	Payment history as of xx/XX/2021 shows that the loan is 06 months behind its regular payment. The last payment was received on xx/XX/2021 in the amount of $1,687.79 which was applied for the due date of xx/XX/2020. Next due date is xx/XX/2020. The current UPB is $xx.	xx:Review of loan file and servicing comment shows that the loan is 06 months behind its regular payment. The last payment was received on xx/XX/2021 in the amount of $1,687.79 which was applied for the due date of xx/XX/2020. Next due date is xx/XX/2020. The current UPB is $xx. No evidence of post-closing foreclosure or bankruptcy has been found. As per comment dated xx/XX/2021 the reason for default is family issue. xx:xx:xx	Not Applicable	Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Mortgage Insurance Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Interest Calculation Type   Loan Value: xxx/xxx   Tape Value: In Arrears   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: xxx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx Tape Value: xxxxxxxxxxxxxxxxxxxxxxxx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* The property is located in a state that has unlimited assignee liability for High cost loans and HUD-1/FCD is missing to test the compliance (Lvl 4) "This loan is from the State xx which has unlimited assignee liability for State high cost and we are unable to test compliance due to missing HUD."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. Estimated HUD and Fee itemization are also missing from the loan file."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "This loan is FHA. The loan was originated on 04/XX/2009. MI Cert is required but MI Cert is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal at origination is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit Report is missing from loan file"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$4,598.16	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
32417705	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$510.97	11/XX/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$813.60	9.160%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	01/XX/2020	$88,839.94	Not Applicable	4.759%	$527.00	01/XX/2020	Financial Hardship	The review of the updated title report dated xx/XX/2021 shows that the subject mortgage was originated on xx/XX/2006 with the lender xx which was recorded on xx/XX/2006.
The chain of the assignment has been completed. The latest assignment is with xx   xx which was recorded on xx/XX/2017.
There is a senior mortgage in the favor of xx   in the amount of $xx which was recorded on xx/XX/1991.
No active judgments or liens have been found.
Taxes for the year 2020 have been paid in the amount of $490.53.
No prior year delinquent taxes have been found.	According to the payment history as of xx/XX/2021, the borrower has been delinquent with the loan for 6 months and the last payment was received on xx/XX/2020 which was applied for xx/XX/2020 and the next due date for the payment is xx/XX/2020. The P&I is in the amount of $527.00 and PITI is in the amount of $630.40. The UPB reflected is in the amount of $xx.	xx:As per the review of the servicing comments, currently, the loan is in collection and the borrower has been delinquent with the loan for 6 months and the last payment was received on xx/XX/2020 which was applied for xx/XX/2020 and the next due date for the payment is xx/XX/2020. The P&I is in the amount of $527.00 and PITI is in the amount of $630.40. The UPB reflected is in the amount of $xx.
As per the comment dated xx/XX/2021, the reason for default is the borrower's income is impacted by covid-19.
The step modification agreement was signed between the borrower xx and xx and the lender xx on xx/XX/2020.
No comments have been found regarding foreclosure in the latest servicing comments.
No comments have been found regarding bankruptcy in the latest servicing comments.
The subject property has been occupied by the owner. Recent servicing comments do not reflect any damage pertaining to the subject property. xx:xx:xx	This Step modification agreement was signed between the borrower xxn xx
The Unpaid Principal Balance is $xx with interest rate 4.759% which steps up in 6 steps ending at 9.160%. The borrower promises to pay the monthly P&I of $527.00 that began from xx The maturity is 3/XX/2043. Previously, the loan has been modified in the year 2017 and 2019.	Credit Application Credit Report Missing Required State Disclosures	Field: Borrower #x Last Name Loan Value: xx Tape Value:xx |---| |----| Comment: xx. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: xxx/xxx   Tape Value: In Arrears   Variance:    Variance %:    Comment: xxx/xxx.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: x (Days)   Variance %:    Comment: xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxMMMMMMMxxMMMMMMM   Tape Value: xxxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: xxxxxxxxMMMMMMMxxMMMMMMM.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MMMMMMMxxMMMMMMMxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: MMMMMMMxxMMMMMMMxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Unavailable   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: U/A   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: x/XX/xxxx Tape Value: xx/XX/xxxx Variance: xxxx (Days) Variance %: Comment: x/XX/xxxx. Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "Home is not affixed. An Appraisal Report at the origination located at “xx” shows the type of subject property as a manufactured home. However, the Affidavit of Affixation is not available in the loan file. The ALTA 7 Endorsement is not attached with the final title policy. Also, the VIN# is not available in the legal description of the recorded mortgage. A collections comment does not reflect any information regarding Manufactured Housing whether it is attached to a permanent foundation system or not. Hence, unable to determine whether the home is attached to the permanent foundation."	* Application Missing (Lvl 2) "Final application / 1003 is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: FAIL Loan Data $xx Comparison Data $xx Variance -$146.32.
This loan failed the TILA finance charge test.
The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate because it is understated by more than $100.
TILA Foreclosure Rescission Finance Charge Test: FAIL Loan Data $xx Comparison Data $xx Variance -$146.32.
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate for purposes of rescission because it is understated by more than $35."
* Missing credit report (Lvl 2)     "Credit Report is missing from loan file"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Florida. The following disclosures are missing from the loan file.
Anti-Coercion Notice
Radon Gas Disclosure
Insurance Sales Disclosure"
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by borrower."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
99063057	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,099.21	06/XX/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$827.06	5.875%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	06/XX/2013	$152,897.12	Not Applicable	3.875%	$718.97	06/XX/2013	Financial Hardship	The review of the updated title report dated xx/XX/2021 shows that the subject mortgage was originated on xx/XX/2003 and was recorded on xx The chain of assignment has been completed .The last assignment is with xx Annual county taxes of 2020 have been paid in the amount of $2057.22.	As per the review of payment history as of xx/XX/2021, the borrower is delinquent for 9 months with the loan and the next due date for payment is xx/XX/2020. The last payment was received on xx/XX/2021 in the amount of $718.97 which was applied for due date xx/XX/2020. The current P&I is in the amount of $718.97 and current PITI is in the amount of $1,002.80 with an interest rate of 3.875%. The current UPB reflected as per the payment history is in the amount of $xx.	xx:The loan is currently in bankruptcy. . As per the review of payment history as of xx/XX/2021, the borrower is delinquent for 9 months with the loan and the next due date for payment is xx/XX/2020. The last payment was received on xx/XX/2021 in the amount of $718.97 which was applied for due date xx/XX/2020. The current P&I is in the amount of $718.97 and current PITI is in the amount of $1,002.80 with an interest rate of 3.875%. The current UPB reflected as per the payment history is in the amount of $xx.

As per servicing comment dated xx/XX/2021, the borrower's income is impacted by covid-19.The borrower requested for covid-19 forbearance assistance. The subject property has been occupied by owner. The borrower's intention is to keep the property. As per servicing comment dated xx/XX/2019, the damage was occurred due to water. Received the claim check IAO $4500.00

The loan was modified on xx/XX/2013 between the borrowers  xx. and the lender isxxThe new modified principal balance as per modification is in the amount of $xx with an interest rate of 3.875% and the borrower promises to pay P&I in the amount of $718.97 beginning from xx/XX/2013. The maturity date as per modification is xx/XX/2043. The interest-bearing amount is $xx. There is no any deferred principal balance.

According to the PACER, the borrower xx had filed for bankruptcy under Chapter-13 with the case# xx on xx/XX/2015. The POC was filed on xx/XX/2016. The POC amount of claim is $xx and amount of arrearage is $xx. The schedule D of xx shows that does not contain any unsecured portion. There is no comment indicating a cram-down. The bankruptcy plan was confirmed on xx/XX/2015. xx:xx:According to the PACER, the borrower xx xx had filed for bankruptcy under Chapter-13 with the case# xx on xx/XX/2015. The POC was filed on xx/XX/2016. The POC amount of claim is $xx and amount of arrearage is $xx. The schedule D of xx shows that does not contain any unsecured portion. There is no comment indicating a cram-down. The bankruptcy plan was confirmed on xx/XX/2015.	The loan was modified on xx between the borrowers xx. The new modified principal balance as per modification is in the amount of $xx with an interest rate of 3.875% and the borrower promises to pay P&I in the amount of $718.97 beginning from xx The maturity date as per modification is xx The interest-bearing amount is $xx. There is no any deferred principal balance.	Affiliated Business Disclosure Credit Report Missing Required State Disclosures Mortgage Insurance	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: The lender does not require the MI. Tape Source: Initial Tape Type:
Field: Interest Calculation Type   Loan Value: xxx/xxx   Tape Value: In Arrears   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: The foreclosure is not initiated.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xxx (Days)   Variance %:    Comment: As per Payment History the last payment was received on xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: As per Payment History the Payment History String reversed is xxxxxxxxxxxxxxxxxxxxxxxxx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: As per Payment History the Payment History String reversed is xxxxxxxxxxxxxxxxxxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: x/XX/xxxx Tape Value: xx/XX/xxxx Variance: xxxx (Days) Variance %: Comment: The mod reflects the stated maturity date is xx/XX/xxxx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan failed the loan origination fee test.
The loan origination fee is greater than 1% of the original principal amount. Mortgagors may not be charged an origination fee greater than one percent on forward mortgages."
* MI, FHA or MIC missing and required (Lvl 2)     "The loan is FHA, fixed loan. However the MI certificate document is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit Report is missing from loan file"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the KY state. The following state disclosures are missing from the loan file:
1. Fair Housing Notice
2. Homeownership Protection Center Disclosures
3. Notice of Free Choice of xx or Insurer"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$4,500.00	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
37782042	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$977.59	12/XX/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$481.13	7.866%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	11/XX/2020	$46,912.74	Not Applicable	7.866%	$360.69	11/XX/2020	Financial Hardship	The review of the updated title report dated xx/XX/2021, shows that the subject mortgage was originated on xx/XX/2008 and was recorded on xx/XX/2008, xx
The chain of assignment has been completed.

No active judgments or liens found.

Annual installments County taxes of 2020 have been paid in the amount of $977.59 on xx/XX/2020.

No prior year delinquent taxes have been found.	According to payment history as of xx/XX/2021, the borrower is currently delinquent for 5 months and the next due date for payment is xx/XX/2021. The last payment was received on xx/XX/2020 in the amount of $480.19 which was applied for due date xx/XX/2020. The current P&I is in the amount of $360.69 and current PITI is in the amount of $480.19 with an interest rate of 7.866%. The current UPB reflected as per the payment history is in the amount of $xx.	xx:According to servicing comments, the loan is in collection.

According to payment history as of xx/XX/2021, the borrower is currently delinquent for 5 months and the next due date for payment is xx/XX/2021. The last payment was received on xx/XX/2020 in the amount of $480.19 which was applied for due date xx/XX/2020. The current P&I is in the amount of $360.69 and current PITI is in the amount of $480.19 with an interest rate of 7.866%. The current UPB reflected as per the payment history is in the amount of $xx.

This modification agreement was made between xx,  and borrower on xx/XX/2020. As per the modified term, the new principal balance is $xx. The borrower promises to pay $360.69 monthly with a modified interest rate of 7.866 beginning from xx/XX/2020 with a maturity date of xx/XX/2045. The loan was modified once since origination.

As per comment dated xx/XX/2020, the reason for default is unemployment.

As per latest BPO dated xx/XX/2021, the subject property is owner occupied and is in average condition and the as-is price is quoted as $xx.

No comments pertaining damage to the property were observed.

No foreclosure activity was found.

No post close bankruptcy record was found. xx:xx:xx	This modification agreement was made between Lender xx and borrower on xx As per the modified term, the new principal balance is $xx. The borrower promises to pay $360.69 monthly with a modified interest rate of 7.866 beginning from xx with a maturity date of xx The loan was modified once since origination.	Credit Application Credit Report Missing Required State Disclosures	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: N/A. Tape Source: Initial Tape Type:
Field: Interest Calculation Type   Loan Value: xxx/xxx   Tape Value: In Arrears   Variance:    Variance %:    Comment: Interest calculation type is xxx/xxx.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: x (Days)   Variance %:    Comment: The last payment was received on xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: The payment history string is xxxxxxxxxxxxxxxxxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: The payment history reversed string is xxxxxxxxxxxxxxxxxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx Variance: xx (Days) Variance %: Comment: The stated maturity date is x/XX/xxxx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The Final 1003 as well as 1008 is missing in the loan file , However the values are taken as note date and loan amount."
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "The CE risk indicator is Significant as the loan is failing for NC Rate Spread Home Loan Test. It exceeds NC RSHL Modified HMDA APR Threshold and NC RSHL Conventional Mortgage Rate APR Threshold.
1) NC RSHL Modified HMDA APR Threshold test: -   Loan data 8.000% Comparison data 7.300% Variance + 0.700%.
2) NC RSHL Conventional Mortgage Rate APR Threshold test: - Loan data 8.000% Comparison data 7.790% Variance 0.210%.
This loan failed the DTI provided test.
This loan failed the documentation type test."
* Missing credit report (Lvl 2)     "Credit Report is missing from loan file"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in North Carolina State. The following required state disclosures are missing from the loan file.
1. Amortization Schedule Disclosure
2. Credit Property Insurance Disclosure
3. Fee Agreement
4. Priority of Security Instrument Disclosure
5. Attorney Selection Disclosure"
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by borrower."		Significant	Pass	Pass	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
28671542	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$11,168.18	07/XX/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$3,688.10	$4,474.97	6.990%	360	xx	xx	Conventional	ARM	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	Unavailable	Not Applicable	7.560%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx title report dated xx/XX/2021 shows that the mortgage was originated on xx/XX/2016 with xx and xx Inc, in the amount of $xx. The subject mortgage was recorded on xx/XX/2016 with the instrument # xx.
 The chain of the assignment has been completed.
There is a junior mortgage active found in favor of Bank of the West. It was originated on xx/XX/2016 in the amount of $xx and recorded on xx/XX/2016.
The first and second installments of county taxes for the year of 2020 have been paid in the amount of $5584.10 and $5584.08 respectively.
The current ownership is vested in the name of xx.	The review of the payment history shows that, the borrower is currently delinquent from more than 10 months and the next due date is for xx/XX/2020. The last payment was received on $3688.10, in the amount of $5010.19, which was applied for xx/XX/2020. The UPB stated in the payment history is $xx. xx P&I is $3688.10 and PITI is $5010.19, with the interest rate of 6.99%.	xx:The review of comment history shows that the loan is in collection. The reason for default is unable to be determined. The property is owner occupied. No damage or repair to the property has been found.

The borrower is currently delinquent from more than 10 months and the next due date is for xx/XX/2020. The last payment was received on $3688.10, in the amount of $5010.19, which was applied for xx/XX/2020. The UPB stated in the payment history is $xx. xx P&I is $3688.10 and PITI is $5010.19, with the interest rate of 6.99%. xx:xx:xx	Not Applicable	Affiliated Business Disclosure Credit Report Initial 1003_Application Missing DU/GUS/AUS Missing or error on the Rate Lock Transmittal (1008)	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: As per Tape data, Lender G/L doesn't require MI. However, audit value reflect as not applicable. Tape Source: Initial Tape Type:
Field: Forbearance Plan Start Date   Loan Value: Not Applicable   Tape Value: x/XX/xxxx   Variance:    Variance %:    Comment: As per Tape data, Forbearance Plan Start date reflect x/XX/xxxx. However, Audit Value reflect not applicable.   Tape Source: Initial   Tape Type:
Field: Interest Only Expiration Date   Loan Value: xx/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xx (Days)   Variance %:    Comment: As per Tape data, Interest Only expiration date reflect x/XX/xxxx. However, Note document reflect xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: As per Tape data, REO is no active. However, AuditValue reflect not applicable.   Tape Source: Initial   Tape Type:
Field: Max Rate At First Adjustment   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: As per Tape data, Max rate at first adjustment reflect xx.xxx%. However, Note document reflect xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $xxxx.xx   Tape Value: $xxxx.xx   Variance: $xxx.xx   Variance %: xx.xxxxx%   Comment: As per Tpae data, Original stated P&I reflect $x,xxx.xx. However, Note document reflect it as Original interest only payment.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: As per Tape data, Payment History String Reversed reflect xxxxxxxxxxxxxxxxxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: As per Tape data, Payment History String Reversed reflect xxxxxxxxxxxxxxxxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Trial Modification Agreement in file? Loan Value: No Tape Value: Yes Variance: Variance %: Comment: No discrepancies. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the Higher-Priced Mortgage Loan Test due to APR Charged 7.157% APR Threshold 5.740 Over by +1.417%..

Loan failed the Qualified Mortgage Safe Harbor Threshold due to APR Charged 7.157% APR Threshold 4.740% Over by +2.417%."
* ComplianceEase RESPA Test Failed (Lvl 3)     "The revised loan estimate receipt date is provided on 11/XX/2016 and the revised loan estimate receipt date is less than four business days.

This loan failed the revised loan estimate delivery date test (prior to consummation) due to the revised loan estimate delivery date 11/XX/2016 which is less than seven business days.

A qualified mortgage is a covered transaction that provides for regular periodic payments that are substantially equal, except for the effect that any interest rate change after consummation has on the payment in the case of an adjustable-rate or step-rate mortgage, that does not allow the consumer to defer repayment of principal. This loan is an interest only loan or a graduated payment mortgage.

This loan contains an initial closing disclosure receipt date (or initial closing disclosure delivery date if receipt date was not provided) that is on or before any loan estimate delivery date."
* Intent to Proceed Missing  (Lvl 3)     "A copy of Intent to Proceed document is missing from the loan documents."
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "A copy of DU/GUS/AUS document is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 3)     "A copy of Initial Application document is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "A copy of Rate Lock Document is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3)     "A copy of Affiliated Business Disclosure document is missing from the loan documents."
* Settlement date is different from note date (Lvl 3)     "Final Disclosure document reflect settlement date 11/XX/2016. However, Note document reflect date 11/XX/2016.."
* Transmittal (1008) is Missing (Lvl 3) "A copy of Transmittal document is missing from the loan documents."	* Higher Price Mortgage Loan (Lvl 2) "Loan failed the Higher-Priced Mortgage Loan Test due to APR Charged 7.157% APR Threshold 5.740 Over by +1.417%..
Loan failed the Qualified Mortgage Safe Harbor Threshold due to APR Charged 7.157% APR Threshold 4.740% Over by +2.417%.
The revised loan estimate receipt date is provided on 11/XX/2016 and the revised loan estimate receipt date is less than four business days.
This loan failed the revised loan estimate delivery date test (prior to consummation) due to the revised loan estimate delivery date 11/XX/2016 which is less than seven business days.
A qualified mortgage is a covered transaction that provides for regular periodic payments that are substantially equal, except for the effect that any interest rate change after consummation has on the payment in the case of an adjustable-rate or step-rate mortgage, that does not allow the consumer to defer repayment of principal. This loan is an interest only loan or a graduated payment mortgage.
This loan contains an initial closing disclosure receipt date (or initial closing disclosure delivery date if receipt date was not provided) that is on or before any loan estimate delivery date."
																																																																																								* Missing credit report (Lvl 2) "Credit Report is missing from loan file"		Moderate	Pass	Pass	Fail	Pass	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
49772334	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,918.58	03/XX/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$500.27	6.250%	360	xx	xx	Conventional	ARM	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	2 Family	xx	xx	Investor	Yes	Yes	No	684	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx title report dated xx/XX/2019 shows that the mortgage was originated on xx/XX/2006 with xx and xx, in the amount of $xx. The subject mortgage was recorded on xx/XX/2017 with the instrument # xx.
 The chain of the assignment has been completed. The current assignment is with xx Company.
The first and second installments of combined taxes for the year of 2020 have been paid in the amount of $1459.29 each respectively. The current ownership is vested in the name of xx and xx.	The review of the payment history shows that, the borrower is currently delinquent from more than 14 months and the next due date is for xx/XX/2020. The last payment was received on xx/XX/2020, in the amount of $964.73, which was applied for xx/XX/2020. The UPB stated in the payment history is $xx. xx P&I is $500.27 and PITI is $964.73, with the interest rate of 6.25%.	xx:The review of comment history shows that the loan is in collection. The reason for default is reduction in income due to covid impact. The property is owner occupied. No damage or repair to the property has been found.

The borrower is currently delinquent from more than 14 months and the next due date is for xx/XX/2020. The last payment was received on xx/XX/2020, in the amount of $964.73, which was applied for xx/XX/2020. The UPB stated in the payment history is $xx. xx P&I is $500.27 and PITI is $964.73, with the interest rate of 6.25%. xx:xx:xx	Not Applicable	Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
Good Faith Estimate
Initial 1003_Application
Initial Escrow Acct Disclosure
Initial Good Faith Estimate is Missing
Missig Initial Til
Missing or error on the Rate Lock
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: No discrepancies. Tape Source: Initial Tape Type:
Field: Forbearance Plan Start Date   Loan Value: Unavailable   Tape Value: x/XX/xxxx   Variance:    Variance %:    Comment: No discrepancies.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: No discrepancies.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xx (Days)   Variance %:    Comment: No discrepancies.   Tape Source: Initial   Tape Type:
Field: Max Rate At First Adjustment   Loan Value: x.xxx%   Tape Value: xx.xxx%   Variance: -xx.xxx%   Variance %: -xx.xxxxx%   Comment: As per note document (xx max rate at first adjustment is x.xx%.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Next Pay Change Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xxxx (Days)   Variance %:    Comment: As per note document xx) next pay date is x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Next Rate Change Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xxxx (Days)   Variance %:    Comment: As per note document (xx next rate change date is x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: The pay history string is xxxxxxxxxxxxxxxxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: The pay history string is xxxxxxxxxxxxxxxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Periodic Rate Change Cap Down Loan Value: x.xxx% Tape Value: x.xxx% Variance: x.xxx% Variance %: x.xxxxx% Comment: As per note document (xx) periodic rate change cap down is x.xx%. Tape Source: Initial Tape Type:	3: Curable	* Application Missing (Lvl 3) "Final 1003 Application is missing from the loan documents."
* Final TIL Missing or Not Executed (Lvl 3)     "Final TIL Is missing from loan file."
* Good Faith Estimate missing or unexecuted (Lvl 3)     "Initial Good Faith Estimate is missing from loan documents."
* Missing Appraisal (Lvl 3)     "The appraisal Report is missing from the loan documents"
* Missing Initial 1003_Application (Lvl 3) "Initial 1003 application is missing from loan file."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial Escrow Disclosure document is missing from the loan documents."
* Initial Good Faith Estimate is Missing (Lvl 2)     "Initial Good Faith Estimate is missing from loan documents."
* Initial Til is missing in loan file (Lvl 2)     "Final Truth in Lending Disclosure is missing from loan documents."
* Intent to Proceed Missing  (Lvl 2)     "Intent to proceed document is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate Lock Agreement is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Final Transmittal Summary (1008) is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
93737820	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,024.61	06/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$561.91	5.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Investor	Yes	Yes	No	Unavailable	Not Applicable	18.812%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2021 shows that the subject mortgage was originated on xx/XX/2017 and was recorded on xx/XX/2017 in the amount of $xx with lender is MERS as nominee for xx, with Instr | Book/Page# is xx.

The chain of assignment has been completed .The last assignment is with xx liens and judgment has been found.

Annual county taxes of 2020 have been paid in the amount of $1943.63.	As per the review of payment history as of xx/XX/2021, the borrower is delinquent for 6 months with the loan and the next due date for payment is xx/XX/2020. The last payment was received on xx/XX/2021 in the amount of $561.91 which was applied for due date xx/XX/2020. The current P&I is in the amount of $561.19 and current PITI is in the amount of $911.47 with an interest rate of 5.125%. The current UPB reflected as per the payment history is in the amount of $xx.	xx:The loan is currently in collection. As per the review of payment history as of xx/XX/2021, the borrower is delinquent for 6 months with the loan and the next due date for payment is xx/XX/2020. The last payment was received on xx/XX/2021 in the amount of $561.91 which was applied for due date xx/XX/2020. The current P&I is in the amount of $561.19 and current PITI is in the amount of $911.47 with an interest rate of 5.125%. The current UPB reflected as per the payment history is in the amount of $xx.

As per servicing comment dated xx/XX/2020 the reason for default is the borrower's income is impacted by covid-19. The subject property has been occupied by owner. The borrower's intention is to keep the property. No damage or repairs have been found.

As per tape reflects and servicing comment dated xx/XX/2020, the borrower's income is impacted by covid-19.The borrower requested for covid-19 forbearance assistance. The borrower extended the covid-19 forbearance. xx:xx:xx	Not Applicable	Affiliated Business Disclosure Credit Report	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: The lender does not require the MI. Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: The foreclosure is not initiated.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xxx (Days)   Variance %:    Comment: As per Payment History the last payment was received on xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: As per Payment History the Payment History String is xxxxxxxxxxxxxxxxxxxxxxxx.   Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Reversed Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx Tape Value: xxxxxxxxxxxxxxxxxxxxxxxx Variance: Variance %: Comment: As per Payment History the Payment History String reversed is xxxxxxxxxxxxxxxxxxxxxxxx. Tape Source: Initial Tape Type:	3: Curable		* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "Affiliated Business Form is missing from loan document."	* Missing credit report (Lvl 2) "Credit Report is missing from loan file"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
96298247	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,641.95	12/XX/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,095.54	13.020%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	09/XX/2017	$97,529.42	Not Applicable	3.141%	$415.19	09/XX/2017	Financial Hardship	Review of updated title report as of xx/XX/2021 reveals that-

1. The subject mortgage was originated on xx/XX/2007 by xx for the amount of $xx and it was recorded on xx/XX/2007.

2. The chain of assignment is complete as the subject mortgage is currently assigned to xx.

3. No active judgments or liens have been found.

4. Annual combined taxes for the year 2020 have been paid in the amount of $1,641.95 on xx/XX/2020.	Review of updated payment history as of xx/XX/2021 reveals that loan is currently in delinquency for 12 months and the next due for the regular payment is xx/XX/2020. The last regular payment xx was received on xx/XX/2020 in the amount of $415.19 for the due date of xx/XX/2020. The UPB as of date is in the amount of $xx.	xx:Review of updated payment history as of xx/XX/2021 reveals that loan is currently in delinquency for 12 months and the next due for the regular payment is xx/XX/2020. The last regular payment xx was received on xx/XX/2020 in the amount of $415.19 for the due date of xx/XX/2020. The UPB as of date is in the amount of $xx.

No evidences of active foreclosure or bankruptcy have been found. xx:xx:xx	The loan was modified on xx with the step amortization and with the new principal balance of $xx. The borrower promised to pay the initial step P&I of $415.19 with initial step interest rate of 3.141% beginning from 9/XX/2017 till 8/XX/2022. Thereafter, the interest rate would increase by 1.000% and would keep increasing each year by 1.000% until it reaches to 8.141%. At last, borrower would be required to make monthly P&I of $660.27 with the interest rate of 8.141% beginning from xx	Affiliated Business Disclosure Credit Application Credit Report Origination Appraisal	Field: Interest Calculation Type Loan Value: xxx/xxx Tape Value: In Arrears |---| |----| Comment: xxx/xxx Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xxx (Days)   Variance %:    Comment: xx/XX/xxxx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: Updated per pay history   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx Tape Value: xxxxxxxxxxxxxxxxxxxxxxxx Variance: Variance %: Comment: Updated per pay history Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "ComplianceEase Risk Indicator is "Moderate"-

This loan failed the TILA foreclosure rescission finance charge test. ( 12 CFR §1026.23(h) , transferred from 12 CFR §226.23(h) )The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate for purposes of rescission because it is understated by more than $35."
* ComplianceEase TILA Test Failed (Lvl 2)     "ComplianceEase TILA Test Failed-

This loan failed the TILA foreclosure rescission finance charge test. ( 12 CFR §1026.23(h) , transferred from 12 CFR §226.23(h) )The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate for purposes of rescission because it is understated by more than $35."
* Missing Appraisal (Lvl 2)     "Property Appraisal Report is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit Report is missing from loan file"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
78653131	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,611.16	01/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$716.76	5.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	No	No	633	Not Applicable	29.858%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2021 shows that the subject mortgage was originated on xx/XX/2018 with lender xx
No active liens and judgments have been found.
County 1st installment tax of 2020 has been paid on xx/XX/2021 in the amount of $3305.58.County 2nd installment tax is due on xx/XX/2021 in the amount of $3305.58.	According to the payment history as of xx/XX/2021 the last payment date was xx/XX/2021 the payment applied date was xx/XX/2021 and the next due date for payment is xx/XX/2021. The P&I is in the amount of $716.76 and PITI is in the amount of $1457.76. The UPB reflected as per the payment history is in the amount of $xx.	xx:The loan is in collection. xx for default is Unavailable.
According to the payment history as of xx/XX/2021 the last payment date was xx/XX/2021 the payment applied date was xx/XX/2021 and the next due date for payment is xx/XX/2021. The P&I is in the amount of $716.76 and PITI is in the amount of $1457.76. The UPB reflected as per the payment history is in the amount of $xx.
The property is owner occupied and in good condition. No information has been found related damage or repairs. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: NA. Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
																																																																																				Field: Mod Step Indicator Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock Agreement is missing from the Loan Documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
98820957	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,292.40	08/XX/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$775.60	5.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Unavailable	No	Unavailable	Unavailable	Unavailable	Unavailable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2021 shows that the subject mortgage was originated on xx/XX/2018 with lender xx recorded on xx/XX/2018.
There are multiple xx Liens in the favor of State of Indiana recorded on different date, totally in the amount of xx.
Combined 1st installment tax of 2020/2021 has been paid on xx/XX/2021 in the amount of $646.20.Combined 2nd installment tax of 2020/2021 is due on xx/XX/2021 in the amount of $646.20.	According to the payment history as of xx/XX/2021 the last payment date was xx/XX/2020 the payment applied date was xx/XX/2020 and the next due date for payment is xx/XX/2020. The P&I is in the amount of $775.60 and PITI is in the amount of $931.59. The UPB reflected as per the payment history is in the amount of $xx.	xx:The loan is in collection. xx for default is curtailment of income.
According to the payment history as of xx/XX/2021 the last payment date was xx/XX/2020 the payment applied date was xx/XX/2020  and the next due date for payment is xx/XX/2020. The P&I is in the amount of $775.60 and PITI is in the amount of $931.59. The UPB reflected as per the payment history is in the amount of $xx.
The property is owner occupied and in good condition. No information has been found related damage or repairs. xx:xx:xx	Not Applicable	Affiliated Business Disclosure
Credit Application
Credit Report
Hazard Insurance
Initial 1003_Application
Initial Escrow Acct Disclosure
Initial Escrow Acct Disclosure
Missing DU/GUS/AUS
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Mortgage Insurance
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: Borrower First Name Loan Value: xx Jr Tape Value: xx |---| |----| Comment: As per the available Note document, the full name of borrower is 'xx Tape Source: Initial Tape Type:
Field: Forbearance Plan Start Date   Loan Value: Not Applicable   Tape Value: x/XX/xxxx   Variance:    Variance %:    Comment: No document is available to proof the above statement.   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: xxx/xxx   Tape Value: In Arrears   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: Unavailable   Tape Value: Genworth   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: MI Coverage Amount   Loan Value: Unavailable   Tape Value: xx.xxx%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: PH stirng is xxxxxxxxxxxxxxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: PH stirng is xxxxxxxxxxxxxxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Purpose Per Application Loan Value: Unavailable Tape Value: Purchase Variance: Variance %: Comment: The final xxxx is missing from the loan documents. Tape Source: Initial Tape Type:	3: Curable	* Application Missing (Lvl 3) "Final Application is missing from the loan documents."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 3)     "This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule as the loan is failed for QM safe Harbor threshold test as APR (6.375%) is exceeded APOR (6.060%) by 0.315%. The APR threshold is 6.060% and the subject loan is escrowed one.

Qualified Mortgage Safe Harbor Threshold: FAIL     Charged: 6.375%    Allowed: 6.060%    Over by: +0.315%"
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3)     "Test incomplete as initial disclosures are missing."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial Escrow account disclosure is missing in the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial Escrow Disclosure is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 3)     "ITP is missing from the loan documents."
* MI, FHA or MIC missing and required (Lvl 3)     "MI Certificate is missing in the loan file."
* Missing Appraisal (Lvl 3)     "Appraisal is missing from the loan documents."
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "AUS is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 3)     "Initial Application is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial CD is missing from the loan documents."
* Missing Initial LE (Lvl 3)     "Initial LE is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 3)     "Hazard insurance covering the closing date is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)     "Servicing transfer disclosure is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3)     "Affiliated business disclosure is missing from the loan documents."
* Revised Loan Estimate is missing (Lvl 3)     "Revised LE is missing from the loan documents."
* Transmittal (1008) is Missing (Lvl 3) "1008 is missing from the loan documents."	* Higher Price Mortgage Loan (Lvl 2) "This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL      Charged: 6.375%      Allowed: 6.060%     Over by: +0.315%"
* Missing credit report (Lvl 2)     "Credit report is missing in Loan File"
																																																																																								* Property is Manufactured Housing (Lvl 2) "The subject property is Manufacted Home. As per Affidavit if Affixation document located at” xx 1”the unit has been permanently affixed to a foundation. Txx		Elevated	Pass	Pass	No Result	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
54412000	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	03/XX/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$802.63	5.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2021 shows that the subject mortgage was originated on xx/XX/2018 with lender xx ., recorded on xx/XX/2018.
No active liens or judgments have been found.	According to the payment history as of xx/XX/2021 the last payment date was xx/XX/2020 the payment applied date was xx/XX/2020 and the next due date for payment is xx/XX/2020. The P&I is in the amount of $896.51 and PITI is in the amount of 896.51. The UPB reflected as per the payment history is in the amount of $xx.	xx:The loan is in collection. xx for default is unavialable.
According to the payment history as of xx/XX/2021  the last payment date was xx/XX/2020 the payment applied date was xx/XX/2020 and the next due date for payment is xx/XX/2020. The P&I is in the amount of $896.51 and PITI is in the amount of 896.51. The UPB reflected as per the payment history is in the amount of $xx.
The property is owner occupied and in good condition. No information has been found related damage or repairs. xx:xx:xx	Not Applicable	Affiliated Business Disclosure
Credit Application
Credit Report
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Missing Required State Disclosures
Notice of Servicing Transfer
Transmittal (1008)	Field: Does Lender G/L Require MI? Loan Value: No Tape Value: Yes |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Interest Calculation Type   Loan Value: xxx/xxx   Tape Value: In Arrears   Variance:    Variance %:    Comment: As per Note document Interest Calculation Type as xxx/xxx.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: Not Applicable   Tape Value: Other   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: MI Coverage Amount   Loan Value: Not Applicable   Tape Value: xx.xxx%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: xx.xxx%   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: PH stirng is xxxxxxxxxxxxxxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: PH stirng reversed is xxxxxxxxxxxxxxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Single Family Tape Value: PUD Variance: Variance %: Comment: Appraisal Report Reflects Subject Property Type as One Unit and Semi Detached. Tape Source: Initial Tape Type:	3: Curable	* Application Missing (Lvl 3) "Final Application 1003 is missing from the loan documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final Closing Disclosure is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 3)     "Intent to Proceed document is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 3)     "Initial Application 1003 is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial Closing Disclosing Disclosure is missing from the loan documents."
* Missing Initial LE (Lvl 3)     "Initial Loan Estimate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate Lock Agreement is missing from the loan documents."
* Missing Required State Disclosures (Lvl 3)     "Required Settlement Service Provider list is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)     "Notice of Servicing Transfer is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3)     "Required Affiliated Business Disclosure is missing from the loan documents."
* Transmittal (1008) is Missing (Lvl 3) "Transmittal (1008) is missing from the loan documents."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial Escrow Account Disclosure is missing from the loan documents."
																																																																																								* Missing credit report (Lvl 2) "Credit report is missing in Loan File"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
29289982	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$18,384.92	04/XX/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,307.14	4.875%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	Yes	793	Not Applicable	20.954%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2019 with the lender MERS as nominee for xx, LLC in the amount of $xx which was recorded on xx/XX/2019 with Instr | Book/Page# 2019-xx.
No assignment found in the updated title, however, the subject mortgage is with the original lender MERS as nominee for xx,
The subject mortgage is at first lien position as there are no active liens or judgment against the borrower or subject property.
Annual taxes for the year of 2020-2021 have been paid in the total amount of $xx.
No prior year’s delinquent taxes have been found.	As per the review of the payment history as of xx/XX/2021, the borrower has been delinquent for 13 months and the next payment is due for xx/XX/2020.The last payment was received on xx/XX/2020 which was applied for xx/XX/2020 and the amount of PITI $1,505.23 . As per the payment history the P&I is in the amount of $1,307.14 with an interest rate of 4.875%. As per the payment history the current UPB is in the amount of $xx.	xx:The collection comment as of xx/XX/2021 shows that the loan is in collection. The borrower has been delinquent for 13 months and the next payment is due for xx/XX/2020.The last payment was received on xx/XX/2020 which was applied for xx/XX/2020 and the amount of PITI $1,505.23. As per the payment history the P&I is in the amount of $1,307.14 with an interest rate of 4.875%. As per the payment history the current UPB is in the amount of $xx.
The loan was not modified since origination.
The review of the collection comment shows no indication of post-closing foreclosure activity. No information pertaining to bankruptcy has been found.
The collection comment dated xx/XX/2020, states that the borrower’s income has been impacted by covid19. The details regarding the loss mitigation plan are not available. However, as per the tape data the forbearance plan was started on xx/XX/2020.
At time of origination Borrower is working in xx as xx from 11 years 2 months.
There are no comments found related to the subject property type and the condition. xx:xx:xx	Not Applicable	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: No discrepancy. MI is not required on the loan. Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: The review of the collection comment shows no indication of post-closing foreclosure activity.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xx (Days)   Variance %:    Comment: As per the payment history the last payment was received date is x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: The payment history string xxxxxxxxxxxxxxxxxxxxx.   Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Reversed Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx Tape Value: xxxxxxxxxxxxxxxxxxxx Variance: Variance %: Comment: The payment history string reversed xxxxxxxxxxxxxxxxxxxxxxx. Tape Source: Initial Tape Type:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
66588137	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,904.00	03/XX/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,088.84	5.430%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	67.739%	First	Short Form Policy	Not Applicable	Not Applicable	02/XX/2020	$193,260.10	Not Applicable	3.799%	$897.90	02/XX/2020	Financial Hardship	Review of updated title report dated xx/XX/2021 shows that the subject mortgage was originated on xx/XX/2006 in the amount of $xx which was recorded on xx/XX/2006 with MERS as nominee for xx
The chain of assignment has been completed. The current assignment is with “xx  ”, which was recorded on xx/XX/2016.
There is a junior mortgage in the amount of $xx in the favor of xx of Housing and xx which was recorded on xx/XX/2008.
There is no active lien/judgment against the borrower/subject property.
Annual taxes have been paid in the amount of $1904.00.
No delinquent taxes have been found for the prior years.	According to review of the payment history as of xx/XX/2021, the borrower is delinquent with the loan for 14 months and the next due date for the regular payment is xx/XX/2020. The last payment was received on xx/XX/2020 total in the amount of PITI $1,674.46 which includes P&I $897.90 with the rate of interest 3.799%, which was applied for the due date of xx/XX/2020. The UPB reflected in the latest payment history is in the amount of $xx.	xx:The current status of the loan is in collection.
According to review of the payment history as of xx/XX/2021, the borrower is delinquent with the loan for 14 months and the next due date for the regular payment is xx/XX/2020.  The last payment was received on xx/XX/2020 total in the amount of PITI $1,674.46 which includes P&I $897.90 with the rate of interest 3.799%, which was applied for the due date of xx/XX/2020.  The UPB reflected in the latest payment history is in the amount of $xx.
As per collection comments review, borrower’s intention is to keep the property. The subject property is in average condition. No damage has been noted.
According to comment dated xx/XX/2020, borrower is affected by covid. Borrower has been approved for 6 months special forbearance plan.
The loan modification agreement was made on xx/XX/2020 between the borrower “xx”. The borrower promises to make a monthly payment of $897.90 with the interest rate of 3.799 % beginning from xx/XX/2020, which will get changed in 2 steps till the maturity date of xx/XX/2050. xx stated in the recast agreement is $xx. Lender agrees to reduce an amount equal to $xx which is exceeding 2.00% of modified principal balance.
No evidence of foreclosure has been found.
No evidence of bankruptcy has been found. xx:xx:xx	The loan modification agreement was made on 2/XX/2020 between the borrower “Zxx”. The borrower promises to make a monthly payment of $897.90 with the interest rate of 3.799 % beginning from xx which will get changed in 2 steps till the maturity date of 3/XX/2050. The New Principal Balance stated in the recast agreement is $xx. Lender agrees to reduce an amount equal to $xx which is exceeding 2.00% of modified principal balance.	Affiliated Business Disclosure Mortgage Insurance Notice of Servicing Transfer	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Interest Calculation Type   Loan Value: xxx/xxx   Tape Value: In Arrears   Variance:    Variance %:    Comment: xxx/xxx   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: x (Days)   Variance %:    Comment: Last payment received date is x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Mod Step x Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xxxx (Days)   Variance %:    Comment: Mod step x date is x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: x.xxx%   Tape Value: x.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Mod step x rate is x.xxx%   Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: x.xxx%   Tape Value: x.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Mod step x rate is x.xxx%.   Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: Not Applicable   Tape Value: x.xxx%   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: Not Applicable   Tape Value: x.xxx%   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: Not Applicable   Tape Value: x.xxx%   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xxx.xxx%   Variance: -xx.xxx%   Variance %: -xx.xxxxx%   Comment: Original CLTV ratio percent is xx.xxx%   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $xxxx.xx   Tape Value: $xxxx.xx   Variance: $-xxx.xx   Variance %: -xx.xxxxx%   Comment: Original stated P&I is $xxxx.xx   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: x.xxxxx%   Tape Value: x.xxxxx%   Variance: x.xxxxx%   Variance %: x.xxxxx%   Comment: Original stated rate is x.xxxx%   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: Payment history string is xxxxxxxxxxxxxxxxxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: Payment history string is xxxxxxxxxxxxxxxxxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Principal Balance Stated in Mod   Loan Value: $xxxxxx.xx   Tape Value: $xxxxxx.xx   Variance: $-xx.xx   Variance %: -x.xxxxx%   Comment: Principal balance stated in mod is $xx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xxxx (Days)   Variance %:    Comment: Stated maturity date is x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Total Balance of Junior Lien(s) Loan Value: Not Applicable Tape Value: $xxxxx.xx Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* DTI > 60% (Lvl 2) "As per Final 1003 dated 3/XX/2006, the total monthly income is in the amount of $4,554.00 and the total monthly expenses are in the amount of $2,439.85. Hence, DTI is exceeding 60%."
* MI, FHA or MIC missing and required (Lvl 2)     "This loan is FHA. MI Certificate is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer Document is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
65839935	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$2,923.87	05/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$372.58	11.720%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	11/XX/2018	$51,634.84	Not Applicable	6.964%	$323.74	11/XX/2018	Financial Hardship	The review of the pro-title dated xx/XX/2021 reflects that the subject mortgage was originated on xx/XX/2009 with the lender MERS as nominee for xx which was recorded on xx/XX/2009.

No chain of assignment has been found.

There is a water sewer lien active in the favor of xx in the amount of $1398.78 recorded on xx/XX/2017.

There is a state tax lien active in the favor of State of Connecticut total in the amount of $ 1899.00 recorded on xx/XX/2021.

Combined annual tax of 2019 has been paid in the amount of $2923.87 on xx/XX/2021.	According to the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment received on xx/XX/2021, the payment applied date was xx/XX/2021 and the next due date for payment is xx/XX/2021. The P&I is in the amount of $323.74 and PITI is in the amount of $620.41. The UPB reflected as per the payment history is in the amount of $xx.	xx:The loan is performing.According to the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment received on xx/XX/2021, the payment applied date was xx/XX/2021 and the next due date for payment is xx/XX/2021. The P&I is in the amount of $323.74 and PITI is in the amount of $620.41. The UPB reflected as per the payment history is in the amount of $xx.

As per the comment dated xx/XX/2020 the reason for default is loss of income due to covid-19. The subject property has been occupied by the owner. No comments have been found for damage or repairs. xx:xx:xx	According to the modification, the loan was modified on xx in between the borrower and lender. The new modified principal balance per modification is in the amount of $xx with interest rate starting at 6.964 % and borrower promises to pay P&I in the amount of $323.74 beginning on xx The maturity date reflects per modification is xx	Credit Application HUD-1 Closing Statement Origination Appraisal	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Interest Calculation Type   Loan Value: xxx/xxx   Tape Value: In Arrears   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xxx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Maturity Date Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx Variance: xxxx (Days) Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable		* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated HUD-1 and itemization are missing from the loan file."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file." * Missing Appraisal (Lvl 2) "An appraisal report is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
62511667	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,163.16	08/XX/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,511.54	12.020%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	06/XX/2017	$151,994.67	Not Applicable	5.238%	$757.03	06/XX/2017	Financial Hardship	The review of the updated title report dated xx/XX/2021 shows that the subject mortgage was originated on xx/XX/2008 and was recorded on xx/XX/2008 with book/page# 472/31 in the amount of $xx in favor of xx

There are 2 civil judgments open against the borrower; first one in the amount of $958.49 which was recorded on xx/XX/2012 in favor ofxx and second one is in the amount of $xx which was recorded on xx/XX/2018 in favor of xx .

The chain of assignment is missing into expected party No assignment found into xx

There is one junior mortgage open against the property in the amount of $xx which was recorded on xx/XX/2018 in favor of xx

2020 county annual taxes have been paid in the amount of $1,163.16 on xx/XX/2020

No prior year delinquent taxes have been found in the updated title report.	Review of the payment history dated as of xx/XX/2021 reveals that borrower has been the delinquent for 7 months. The last payment was received in the amount of $889.81 on xx/XX/2020 which was applied for the due date of xx/XX/2020. The next due date is xx/XX/2020. Current UPB as of date reflects in the provided payment history is in the amount of $xx and current interest rate as per payment history is 5.238%.	xx:Loan currently is in collections. Provided payment history as of xx/XX/2021, reveals that the loan has been delinquent for 7 months and the UPB as of the data is in the amount of $xx.

The loan was modified on xx/XX/2017 with the 6 step amortization with the new principal balance of $xx and the new interest bearing principal amount is in the amount of $xx. The borrower promises to pay the initial step P&I of $757.03 with the new initial step interest rate of 5.238% beginning from xx/XX/2017 and the new maturity date is xx/XX/2057.

Review of the payment history dated as of xx/XX/2021 reveals that borrower has been the delinquent for 7 months. The last payment was received in the amount of $889.81 on xx/XX/2020 which was applied for the due date of xx/XX/2020. The next due date is xx/XX/2020. Current UPB as of date reflects in the provided payment history is in the amount of $xx and current interest rate as per payment history is 5.238%.

No more evidences are available in the latest servicing comments regarding further foreclosure proceedings.

No evidences are available in the latest servicing comments regarding Bankruptcy. xx:xx:xx	The loan was modified on xx with the 6 step amortization with the new principal balance of $xx and the new interest bearing principal amount is in the amount of $xx. The borrower promises to pay the initial step P&I of $757.03 with the new initial step interest rate of 5.238% beginning from xx and the new maturity date is xx	Affiliated Business Disclosure Credit Application Credit Report HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Interest Calculation Type Loan Value: xxx/xxx Tape Value: In Arrears |---| |----| Comment: Interest Calculation Type is xxx/xxx. Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: REO Active is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Fixed   Tape Value: Step   Variance:    Variance %:    Comment: Loan Amortization type is Fixed.   Tape Source: Initial   Tape Type:
Field: Mod Step x Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xxxx (Days)   Variance %:    Comment: Mod Step x Date is xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: x.xxx%   Tape Value: x.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Mod Step x Rate is x.xxx%.   Tape Source: Initial   Tape Type:
Field: Mod Step x Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xxx (Days)   Variance %:    Comment: Mod Step x Date is xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: x.xxx%   Tape Value: x.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Mod Step x Rate is x.xxx%.   Tape Source: Initial   Tape Type:
Field: Mod Step x Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xxx (Days)   Variance %:    Comment: Mod Step x Date is xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: x.xxx%   Tape Value: x.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Mod Step x Rate is x.xxx%.   Tape Source: Initial   Tape Type:
Field: Mod Step x Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xxx (Days)   Variance %:    Comment: Mod Step x Date is xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: x.xxx%   Tape Value: x.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Mod Step x Rate is x.xxx%.   Tape Source: Initial   Tape Type:
Field: Mod Step x Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xxx (Days)   Variance %:    Comment: Mod Step x Date is xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: x.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Mod Step x Rate is x.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: $xxxxxx.xx   Tape Value: $xxxxxx.xx   Variance: $-xxxxx.xx   Variance %: -xx.xxxxx%   Comment: Original Appraised Value is $xx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xxx.xxx%   Tape Value: xx.xxx%   Variance: xx.xxx%   Variance %: xx.xxxxx%   Comment: Original CLTV Ratio Percent is xxx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx.xxx%   Tape Value: xx.xxx%   Variance: xx.xxx%   Variance %: xx.xxxxx%   Comment: Original Standard LTV (OLTV) is xxx.xxx%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: Payment history string is xxxxxxxxxxxxxxxxxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: Payment history string reversed is xxxxxxxxxxxxxxxxxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: x/XX/xxxx Tape Value: xx/XX/xxxx Variance: xxxx (Days) Variance %: Comment: Stated maturity date is xx/XX/xxxx. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An Appraisal report at origination is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit Report is missing from loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "Right of Rescission is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
31086361	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	09/XX/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,179.06	6.750%	360	xx	xx	FHA	Fixed	Cash Out	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	668	Not Applicable	35.551%	First	Final policy	Not Applicable	Not Applicable	11/XX/2018	$462,101.32	$170,549.63	2.000%	$1,399.36	11/XX/2018	Financial Hardship	According to updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2008 with xx Bankers, LTD which was recorded on xx/XX/2008. The chain of assignment has been completed. Currently, the mortgage assignment is with xx, xx is on first lien position. No active judgments or liens found on the subject property.	The payment history dated xx/XX/2021 shows that the borrower is delinquent for 7 months and next payment due date is xx/XX/2020. The last payment was received on xx/XX/2020 in the amount of $1,399.36 which was applied for the due date on xx/XX/2020.The current UPB is in the amount of $xx.	xx:Currently the loan is in collection.
The payment history dated xx/XX/2021 shows that the borrower is delinquent for 7 months and next payment due date is xx/XX/2020. The last payment was received on xx/XX/2020 in the amount of $1,399.36 which was applied for the due date on xx/XX/2020.The current UPB is in the amount of $xx.
The loan was modified with an effective date of xx/XX/2018 and a new principal balance is $xx and the rate was starting from 2.00% and borrower had given promise to pay P&I in the amount of $1,399.36 beginning on xx/XX/2018 with a new maturity date of xx/XX/2058. The borrower has also promised to pay the deferred balance in the amount of $xx on the maturity date on xx/XX/2058. The lender agrees to immediately forgive the amount of $xx which exceeds 2% of loan amount.
No bankruptcy has been filed.
As per collection comment the subject property is occupied by owner with good condition and well maintained. No comment regarding damage and repairs located to the subject property. xx:xx:xx	The loan was modified with an effective date of xx and a x principal balance is $xx and the rate was starting from 2.00% and borrower had given promise to pay P&I in the amount of $1,399.36 beginning on xx with a new maturity date of xx The lender agrees to immediately forgive the amount of $xx which exceeds 2% of loan amount.	Affiliated Business Disclosure Mortgage Insurance Notice of Servicing Transfer Origination Appraisal	2: Acceptable with Warnings	* MI, FHA or MIC missing and required (Lvl 2) "This is FHA Loan and required MI certificate is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal at the origination is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from loan files."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from loan files."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
95403409	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	$0.00	$1,940.64	02/XX/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$687.18	6.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	705	Not Applicable	35.339%	First	Commitment	Not Applicable	Not Applicable	11/XX/2018	$111,981.04	Not Applicable	3.581%	$446.04	11/XX/2018	Financial Hardship	According to the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2009 in the favorxx recorded on xx/XX/2010 with inst| book/page no# xx. The chain of assignment has not been completed. There is an active senior mortgage against subject property originated on xx/XX/2009 in the favor xx for the amount of $8,960.00 recorded on xx/XX/2010 with inst| book/page no# xx. There are 2 active Notice of xx against subject property in the total amount of $5,552.17 held by xx department of revenue recorded on xx/XX/2016 and xx/XX/2020. There is an active Muni/City/xx against subject property in the total amount of $9,087.83 held by City of xx recorded on xx/XX/2018. The property taxes for the year of 2020 has been paid in the amount of $1,940.64.	Review of updated payment history as of xx/XX/2021, the borrower is delinquent for 14 months. The next regular payment is due on xx/XX/2020. The last payment was received on xx/XX/2020 in the amount of $446.04 with rate of 3.681% for the due date of xx/XX/2020. As per history the UPB is in the amount of $xx.	xx:As per comments the loan is in collections. Review of updated payment history as of xx/XX/2021, the borrower is delinquent for 14 months. The next regular payment is due on xx/XX/2020. The last payment was received on xx/XX/2020 in the amount of $446.04 with rate of 3.681% for the due date of xx/XX/2020. As per history the UPB is in the amount of $xx. As per comment on xx/XX/2020, borrower has been impacted due to covid-19 pandemic. The FB plan was provided to the borrower. No evidence of foreclosure action against subject property has been found. xx:xx:xx	The loan was modified on xx with step rate with new principal balance in the amount of $xx. The borrower had promised to pay in the amount of $446.40 with rate of 3.581% started from xx This is step rate modification agreement. The initial rate was started from 3.581% and will end on 5.069% .The Maturity of this agreement is xx	Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Notice of Servicing Transfer	Field: Forbearance Plan Start Date Loan Value: Not Applicable Tape Value: x/XX/xxxx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Interest Calculation Type   Loan Value: xxx/xxx   Tape Value: In Arrears   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step x Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: -xxxx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: x.xxx%   Tape Value: x.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step x Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: -xxx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: x.xxx%   Tape Value: x.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: x.xxx%   Tape Value: x.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: Not Applicable   Tape Value: x.xxx%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: Not Applicable   Tape Value: x.xxx%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xxx.xxx%   Tape Value: xx.xxx%   Variance: xx.xxx%   Variance %: xx.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx.xxx%   Tape Value: xx.xxx%   Variance: xxx.xxx%   Variance %: xxx.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-x Line xxx)   Loan Value: $xxxxx.xx   Tape Value: $xxxxxx.xx   Variance: $-xxxxx.xx   Variance %: -xx.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xxxx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Total Balance of Junior Lien(s)   Loan Value: Not Applicable   Tape Value: $xxxx.xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Trial Modification Agreement in file? Loan Value: No Tape Value: Yes Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Loan has escrow holdback. No proof it was released (Lvl 3) "According to Final HUD-1, there is Holdback for the amount of $7,400.00. However, there is no proof for release of Escrow Holdback."	* Application Missing (Lvl 2) "The final Loan application is missing in the loan file."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the documentation type test.
The loan's document type is "No Documentation," "No Asset Verification," "No Asset or Income Verification," "No Income Verification," or "Reduced," or the document type is not provided."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate because it is understated by more than $100.
The loan data is $xx and comparison data is $xx; hence, the variance is -$158.35."
* Higher Price Mortgage Loan (Lvl 2)     "The loan is failing for the HOEPA higher-priced mortgage loan test & HOEPA higher-priced mortgage loan document type test.
1. HOEPA higher-priced mortgage loan test.
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z. While the HOEPA higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higherpriced mortgage loans even if the additional conditions are met.
The loan data is 6.478% and comparison data is 6.430%; hence, the variance is +0.048%.
2. HOEPA higher-priced mortgage loan document type test.
The loan is a higher-priced mortgage loan and the document type of the loan is "No Asset Verification," "No Asset or
Income Verification," "No Documentation," "No Income Verification," "Reduced," or "Streamline Refinance;""
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow account disclosure is missing in the loan file."
* LTV or CLTV exceeds 104% (Lvl 2)     "LTV/ CLTV is exceeds 104%."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing transfer disclosure is missing in the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required affiliated business disclosure is missing in the loan file."		Critical	Fail	Fail	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
68120633	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,824.86	11/XX/2019	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	Unavailable	13.270%	300	xx	xx	HELOC	Step	Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Unavailable	$35,368.81	Not Applicable	2.000%	$107.11	02/XX/2019	Financial Hardship	As per updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2007 in favor of xx, Inc and it was recorded on xx/XX/2007.
The chain of assignment has been completed.
There is a hospital lien open against the borrower in the favor of xx in the amount of $5,116.86 which was recorded on xx/XX/2013.	The payment history dated as of xx/XX/2021 reveals that the borrower has been delinquent from xx/XX/2019. The loan is in delinquency for 19 months. The last payment was received on xx/XX/2019 in the amount of $272.51 and it was applied for the due date of xx/XX/2019. The current P&I is $107.11 and interest rate is 2.00%. The latest payment history does not reflect current UPB but the provided tape data as of xx/XX/2021 reflects the UPB in the amount of $xx.	xx:Loan is in collections.
The payment history dated as of xx/XX/2021 reveals that the borrower has been delinquent from xx/XX/2019. The loan is in delinquency for 19 months. The last payment was received on xx/XX/2019 in the amount of $272.51 and it was applied for the due date of xx/XX/2019. The current P&I is $107.11 and interest rate is 2.00%. The latest payment history does not reflect current UPB but the provided tape data as of xx/XX/2021 reflects the UPB in the amount of $xx.
No foreclosure proceedings have been found in the recent 24 months.
No bankruptcy filing has been found.
According to collection comment, no damages or repairs have been found. xx:xx:xx	As per HELOC Note interest rate was 13.27%. The seller tape and payment history as of xx shows current P&I is $107.11 and interest rate is 2.00%. Seller tape shows loan was modified on xx with UPB $xx. However, the loan modification agreement is missing from the loan file.	Affiliated Business Disclosure Credit Application Notice of Servicing Transfer Origination Appraisal	Field: Doc Date of Last Modification Loan Value: Unavailable Tape Value: x/XX/xxxx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: xxx/xxx   Tape Value: In Arrears   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: $xxxxx.xx   Tape Value: $xxxx.xx   Variance: $xxxxx.xx   Variance %: xxx.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: x.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: Unavailable   Tape Value: $x.xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: Unavailable Tape Value: x/XX/xxxx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Missing HELOC Disclosures (RESPA) (Lvl 3) "Following HELOC disclosures are missing from the loan file. Disbursement sheet/Fees sheet/ Fee statement HELOC booklet"	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business form disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
42584976	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,143.04	06/XX/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$348.70	5.950%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	630	Not Applicable	33.328%	First	Short Form Policy	Not Applicable	Not Applicable	06/XX/2019	$66,000.00	Not Applicable	2.243%	$208.40	06/XX/2019	Financial Hardship	As per review of latest updated title report dated xx/XX/2021 the subject mortgage was originated on xx/XX/1997 in favor of xx in the amount of $xx which was recorded on xx/XX/1997 under Bk/Pg# xx The chain of assignment has been completed as the mortgage is currently with the current assignee xx

There is one junior mortgage which was recorded on xx/XX/2009 in the amount of $5,095.00 in favor of xx of Sxx

The annual xx for 2020 have been paid in the amount of $1,143.04.
No prior year delinquent taxes have been found.	As per review of latest payment history as of xx/XX/2021 the loan is in delinquency for 13 months. The last payment was received on xx/XX/2021 in the total amount of $442.43 with the interest rate of 2.243% and P&I $204.29 for the due date of xx/XX/2020. The next due date is xx/XX/2020. The current UPB reflected is in the amount of $xx.	xx:As per review of latest payment history as of xx/XX/2021 the loan is in delinquency for 13 months. The last payment was received on xx/XX/2021 in the total amount of $442.43 with the interest rate of 2.243% and P&I $204.29 for the due date of xx/XX/2020. The next due date is xx/XX/2020. The current UPB reflected is in the amount of $xx.

The latest modification agreement was made on xx/XX/2019 with step amortization. The new principal balance is $xx. The rate was started from 2.243% with P&I $208.40. The first payment had begun from xx/XX/2019 and ends with the maturity date of xx/XX/2059. The rate changes in 5 steps ending at 5.271% and P&I $313.84. As per mod the servicer agrees to forgive $xx which exceeds 2.00% of modified balance $xx.

As per comment dated xx/XX/2020 borrower has not been working as he has been affected by Covid-19 and servicer explained the forbearance plan. The forbearance plan for 6 months was approved. As per comment dated xx/XX/2021 the xx STIP Mod was approved and the payment was begun from xx/XX/2021 and first date after STIP is xx/XX/2021 with new rate of interest as 2.875% and P&I $171.68. The streamline balance reflected as $xx. The comment dated xx/XX/2021 states that the mod was generated and sent to the borrower. No more details are available.

As per PACER report debtor “xx" had filed bankruptcy under Ch#13 on xx/XX/2003 with case# xx. The plan was confirmed on xx/XX/2004. The POC was filed by subject creditor on xx/XX/2004 with the claim amount of $xx. The BK was dismissed on xx/XX/2003 and case was terminated on xx/XX/2009.

No evidences have been found regarding the current/prior foreclosure proceedings.
The subject property is owner occupied and no visible damages were reported. xx:xx:As per PACER report debtor “xx" had filed bankruptcy under Ch#13 on xx/XX/2003 with case# xx. The plan was confirmed on xx/XX/2004. The POC was filed by subject creditor on xx/XX/2004 with the claim amount of $xx. The BK was dismissed on xx/XX/2003 and case was terminated on xx/XX/2009.	The latest modification agreement was made on xx with step amortization. The new principal balance is $xx. The rate was started from 2.243% with P&I $208.40. The first payment had begun from xx and ends with the maturity date of xx The rate changes in 5 steps ending at 5.271% and P&I $313.84. As per mod the servicer agrees to forgive $xx which exceeds 2.00% of modified balance $xx.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Mortgage Insurance	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: updated as per review of available docs. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: xxx/xxx   Tape Value: In Arrears   Variance:    Variance %:    Comment: updated as per review of available docs.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xxx (Days)   Variance %:    Comment: updated as per review of available docs.   Tape Source: Initial   Tape Type:
Field: Mod Step x Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xxxx (Days)   Variance %:    Comment: updated as per review of available docs.   Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: x.xxx%   Tape Value: x.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: updated as per review of available docs.   Tape Source: Initial   Tape Type:
Field: Mod Step x Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xxx (Days)   Variance %:    Comment: updated as per review of available docs.   Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: x.xxx%   Tape Value: x.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: updated as per review of available docs.   Tape Source: Initial   Tape Type:
Field: Mod Step x Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xxx (Days)   Variance %:    Comment: updated as per review of available docs.   Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: x.xxx%   Tape Value: x.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: updated as per review of available docs.   Tape Source: Initial   Tape Type:
Field: Mod Step x Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xxx (Days)   Variance %:    Comment: updated as per review of available docs.   Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: x.xxx%   Tape Value: x.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: updated as per review of available docs.   Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: x.xxx%   Tape Value: x.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: updated as per review of available docs.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: updated as per review of available docs.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: updated as per review of available docs.   Tape Source: Initial   Tape Type:
Field: Principal Balance Stated in Mod   Loan Value: $xxxxx.xx   Tape Value: $xxxxx.xx   Variance: $xxxx.xx   Variance %: x.xxxxx%   Comment: updated as per review of available docs.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: x/XX/xxxx Tape Value: xx/XX/xxxx Variance: xxxxx (Days) Variance %: Comment: updated as per review of available docs. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan failed the seller-paid points and fees exception test. This loan is subject to legislation that takes into account points and fees that were paid by the seller in a loan transaction. No information was provided for "Seller-Paid Points and Fees" on this loan, and thus calculations on this report do not take seller-paid points and fees into account. This exception does not appear when a dollar amount, including $0, is explicitly provided for "Seller-Paid Points and Fees.""
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow Account Disclosure is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "This is FHA loan and the required MI Cert is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required Affiliated Business Disclosure is missing from the loan file."		Elevated	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
21321186	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	XX	$0.00	$11,321.36	03/XX/2020	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$2,878.29	5.625%	360	xx	xx	Conventional	ARM	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	28.247%	First	Final policy	Not Applicable	Not Applicable	11/XX/2019	$482,355.85	Not Applicable	4.468%	$2,158.58	11/XX/2019	Financial Hardship	According to the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2005 in the favor of xx with loan amount $xx and which was recorded on xx/XX/2005 with instrument# xx.
The chain of mortgage assignment has been completed. Currently, the mortgage assignment is with xx
There are three junior mortgages against the subject property as follows;
1. There is junior mortgage against the subject property in the favor of xx in the amount of $xx originated on xx/XX/2008 which was recorded on xx/XX/2008 with instrument# xx.
2. There is junior mortgage against the subject property in the favor of xx Ju and xx Ju in the amount of $xx originated on xx/XX/2008 which was recorded on xx/XX/2008 with instrument# xx.
3. There is junior mortgage against the subject property in the favor of xx in the amount of $xx originated on xx/XX/2016 which was recorded on xx/XX/2016 with instrument# xx.
There is Notice of lien assessment against the subject property in the favor of xx in the amount of $2518.16 which was recorded on xx/XX/2015. This HOA lien has started the foreclosure and the Notice of xx was filed by xx on xx/XX/2016 with the case# xx.
1st and 2nd county taxes for year 2020-2021 have been paid off in the amount of xx.	The payment history dated as of xx/XX/2021 reveals that the borrower has been delinquent from xx/XX/2020. The loan is in delinquency for 14 months. The last payment was received on xx/XX/2020 in the amount of $3362.16 and it was applied for the due date of xx/XX/2020. The current P&I is $2158.58 and interest rate is 4.468%. The current unpaid principal balance is in the amount of $xx.	xx:The payment history dated as of xx/XX/2021 reveals that the borrower has been delinquent from xx/XX/2020. The loan is in delinquency for 14 months. The last payment was received on xx/XX/2020 in the amount of $3362.16 and it was applied for the due date of xx/XX/2020. The current P&I is $2158.58 and interest rate is 4.468%. The current unpaid principal balance is in the amount of $xx.

According to the PACER, xx had filed bankruptcy under chapter-13 with the case#xx on xx/XX/2016 and the plan was confirmed on xx/XX/2017.
Schedule D in voluntary petition dated xx/XX/2017 states; the amount of claim without deducting value of collateral was $xx and value of collateral that support for this claim was $1134,340.00. However, unsecured portion remain as $0.00. POC was filed by xx on xx/XX/2017, in the secured claim amount of $xx and an arrearage in the amount of $xx.

The loan was modified on xx/XX/2019. As per the modified terms, the new principal balance is $xx to a step modification and the rate was starting from 4.468% and borrower had given promise to pay P&I in the amount of $2158.58 beginning on xx/XX/2019 with a new maturity date of xx/XX/2059.  The rate changes in 3 steps ending at 5.625%. xx:xx:According to the PACER, xx had filed bankruptcy under chapter-13 with the case#xx on xx/XX/2016 and the plan was confirmed on xx/XX/2017.
Schedule D in voluntary petition dated xx/XX/2017 states; the amount of claim without deducting value of collateral was $xx and value of collateral that support for this claim was $1134,340.00. However, unsecured portion remain as $0.00. POC was filed by xx on xx/XX/2017, in the secured claim amount of $xx and an arrearage in the amount of $xx.	The loan was modified on xx As per the modified terms, the new principal balance is $xx to a step modification and the rate was starting from 4.468% and borrower had given promise to pay P&I in the amount of $2158.58 beginning on xx with a new maturity date of xx The rate changes in 3 steps ending at 5.625%.	Affiliated Business Disclosure Final Truth in Lending Discl. Notice of Servicing Transfer	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Forbearance Plan Start Date   Loan Value: Not Applicable   Tape Value: x/XX/xxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: xxx/xxx   Tape Value: In Arrears   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: x (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step x Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: -xxxx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: x.xxx%   Tape Value: x.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step x Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: -xxx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: x.xxx%   Tape Value: x.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: x.xxx%   Tape Value: x.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: Not Applicable   Tape Value: x.xxx%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: Not Applicable   Tape Value: x.xxx%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxmmmmm   Tape Value: xxxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: mmmmmxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Cash Out - Other   Tape Value: No Cash-Out   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-x   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xxxx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Trial Modification Agreement in file? Loan Value: No Tape Value: Yes Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "ComplianceEase Risk Indicator is "Moderate" due to This loan failed the TILA APR test. ( 12 CFR §1026.22(a)(2), (4) , transferred from 12 CFR §226.22(a)(2), (4) ) The annual percentage rate (APR) is 4.269%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test. ( 12 CFR §1026.22(a)(2), (4) , transferred from 12 CFR §226.22(a)(2), (4) ) The annual percentage rate (APR) is 4.269%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "The final TIL is missing from the loan file. That why we consider APR as 0.00%."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required affiliated business disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
39607148	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,496.56	02/XX/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$807.21	12.234%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Unavailable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	12/XX/2019	$72,707.55	Not Applicable	9.391%	$582.82	12/XX/2019	Financial Hardship	As per the review of the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2008 with Lender, xx. in amount xx which was recorded on xx/XX/2008
The chain of assignment has been completed. Currently, the mortgage is with xx   which was recorded on xx/XX/2015
No active judgments or liens were found.
Property taxes of 2020 are paid on xx/XX/2020.	As per payment history as of xx/XX/2021, the loan has been delinquent for 17 months and borrower is next due for xx/XX/2020 payment. The last payment was made on xx/XX/2020 in $831.54 for the due date 12/XX/xx. Current UPB per tape data $xx and interest rate 9.391%.	xx:According to collection comments as of xx/XX/2021, the loan is in collection and borrower has been 17 months delinquent with loan payments. The borrower is next due for xx/XX/2020 payment. The last payment was made on xx/XX/2020 in $831.54 for the due date 12/XX/xx. Current UPB per tape data $xx and interest rate 9.391%. RFD is unable to be determined from the collection comments. Collection comment dated xx/XX/2020 states that loan was modified on xx/XX/2019 with new UPB of $xx. No information about the foreclosure action was found in the collection comments. xx:xx:xx	Loan was modified on xx with new UPB of $xx. This UPB to be paid with step interest at the rate of 9.391% by making P&I of $582.82 starting from xx This interest rate will increment by 1.00% till it reaches 11.997%. The new maturity date will be xx	Credit Application	Field: Interest Calculation Type Loan Value: xxx/xxx Tape Value: In Arrears |---| |----| Comment: Per note Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: xx (Days)   Variance %:    Comment: Per PH   Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: Not Applicable   Tape Value: x.xxx%   Variance:    Variance %:    Comment: Per mod   Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: Not Applicable   Tape Value: x.xxx%   Variance:    Variance %:    Comment: Per mod   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: xx.xxxxx%   Tape Value: xx.xxxxx%   Variance: -x.xxxxx%   Variance %: -x.xxxxx%   Comment: Per note   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: Per PH   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: Per PH   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Unavailable   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: xxxx is missing   Tape Source: Initial   Tape Type:
Field: Purpose Per Application   Loan Value: Unavailable   Tape Value: Refinance   Variance:    Variance %:    Comment: xxxx is missing   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Maturity Date Loan Value: xx/XX/xxxx Tape Value: x/XX/xxxx Variance: xxxx (Days) Variance %: Comment: Per mod Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
10417575	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,417.06	05/XX/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$333.16	9.930%	181	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	02/XX/2020	$46,029.39	Not Applicable	2.950%	$163.45	02/XX/2020	Financial Hardship	The review of the updated title report dated xx/XX/2021 shows that the subject mortgage was originated on xx/XX/2004 and it was recorded on xx/XX/2004 in the amount of $xx in favor of MERS as nominee for xx junior or senior judgments/liens/mortgages:
1. There is an active junior credit card judgment available in the updated title report against xx in the amount of $615.37 in favor of xx and it was recorded on xx/XX/2014.	Review of updated payment history as of xx/XX/2021, the loan is currently in delinquency for +10 months and the next due for regular payment is xx/XX/2020. The last regular payment xx has been made on xx/XX/2020 in the amount of $163.45 for the due date of xx/XX/2020. The UPB as of the date is in the amount of $xx.	xx:As per updated payment history as of xx/XX/2021, the loan is currently in delinquency for +10 months and the next due for regular payment is xx/XX/2020. The last regular payment xx has been made on xx/XX/2020 in the amount of $163.45 for the due date of xx/XX/2020. The UPB as of the date is in the amount of $xx.It shows the willingness and ability of borrower to pay the payment is too poor also its servicer rating did not meet to the expectation previously the borrower was offered a permanent modification plan by servicer as the loan was modified on xx/XX/2020 with the 5 step amortization with the new principal balance of $xx out of which $0.00 has been deferred and the new interest bearing principal amount is in the amount of $xx. The borrower promises to pay the initial step P&I of $163.45 with the new initial step interest rate of 2.95% beginning from xx/XX/2020 and the new maturity date is xx/XX/2060.Collection comment dated on xx/XX/2020 state that the borrower's income is impacted by Covid-19. xx:xx:xx	The loan was modified on xx with the 5 step amortization with the new principal balance of $xx out of which $0.00 has been deferred and the new interest bearing principal amount is in the amount of $xx. The borrower promises to pay the initial step P&I of $163.45 with the new initial step interest rate of 2.95% beginning from xx and the new maturity date is xx	Credit Application	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Not applicable. Tape Source: Initial Tape Type:
Field: Forbearance Plan Start Date   Loan Value: Not Applicable   Tape Value: x/XX/xxxx   Variance:    Variance %:    Comment: Not applicable.   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: xxx/xxx   Tape Value: In Arrears   Variance:    Variance %:    Comment: Interest calculation type is xxx/xxx.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not applicable.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xx (Days)   Variance %:    Comment: Last payment received date is x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Fixed   Tape Value: Step   Variance:    Variance %:    Comment: Loan amortization type is fixed.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: Payment history string is xxxxxxxxxxxxxxxxxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: Payment history string reversed is xxxxxxxxxxxxxxxxxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: x/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: xxxxx (Days)   Variance %:    Comment: Stated maturity date is x/XX/xxxx.   Tape Source: Initial   Tape Type:
																																																																																				Field: Trial Modification Agreement in file? Loan Value: No Tape Value: Yes Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Application Missing (Lvl 2) "Loan application is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
29236119	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	$0.00	$6,069.18	03/XX/2020	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,388.90	5.500%	360	xx	xx	FHA	Fixed	Refinance	xx	xx	Streamline Refinance	Yes	xx	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	653	Unavailable	Unavailable	First	Final policy	Not Applicable	Not Applicable	02/XX/2020	$184,000.00	Not Applicable	3.649%	$729.33	02/XX/2020	Financial Hardship	Review of updated title report as of xx/XX/2021 reveals that-

1. The subject mortgage was originated on xx/XX/2008 by xx for the amount of $xx and it was recorded on xx/XX/2008.

2. The chain of assignment is complete as the subject mortgage is currently assigned to xx.

3. There is an active junior mortgage available against the subject property in the amount of $xx in favor of xx recorded on xx/XX/2013 and currently assigned to xx.

4. There is an active judgment lien available against the borrower in the amount of $308.30 in favor of xx and it was recorded on xx/XX/2010.

5. There is an active municipal lien available against the subject property in the amount of $1,508.08 in favor of xx and it was recorded on xx/XX/2012. Also, there is an active water/sewer lien against the subject property in favor of xx and it was recorded on xx/XX/2012.

6. 1st and 2nd installment of county taxes for the year 2020 have been paid in the total amount of $6,069.18.	Review of updated payment history as of xx/XX/2021 reveals that loan is currently in delinquency for 12 months and the next due for the regular payment is xx/XX/2020. The last regular payment xx was received on xx/XX/2020 in the amount of $729.33 for the due date of xx/XX/2020. The UPB as of date is in the amount of $xx.	xx:Review of updated payment history as of xx/XX/2021 reveals that loan is currently in delinquency for 12 months and the next due for the regular payment is xx/XX/2020. The last regular payment xx was received on xx/XX/2020 in the amount of $729.33 for the due date of xx/XX/2020. The UPB as of date is in the amount of $xx.

According to PACER Report, xx had filed bankruptcy under chapter 13 with case# xx on xx/XX/2017. POC was filed on xx/XX/2018 with the secured claim of $xx and with the arrearage of $xx. Chapter 13 plan was filed on xx/XX/2017. However, the debtor has been dismissed from the bankruptcy on xx/XX/2018 and the case was closed on xx/XX/2018. No more evidences are available regarding current bankruptcy status. xx:xx:According to PACER Report, xx had filed bankruptcy under chapter 13 with case# xx on xx/XX/2017. POC was filed on xx/XX/2018 with the secured claim of $xx and with the arrearage of $xx. Chapter 13 plan was filed on xx/XX/2017. However, the debtor has been dismissed from the bankruptcy on xx/XX/2018 and the case was closed on xx/XX/2018. No more evidences are available regarding current bankruptcy status.	The loan has been modified on xx with the step amortization and with the new principal balance of $xx. The borrower promised to pay the new modified monthly P&I of $729.33 with the new interest rate of 3.649% beginning from xx and the new maturity date is xx	Affiliated Business Disclosure	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: Yes Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Forbearance Plan Start Date   Loan Value: Unavailable   Tape Value: x/XX/xxxx   Variance:    Variance %:    Comment: Unavailable   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: xxx/xxx   Tape Value: In Arrears   Variance:    Variance %:    Comment: xxx/xxx   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xx (Days)   Variance %:    Comment: x/XX/xxxx   Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: Not Applicable   Tape Value: x.xxx%   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: Not Applicable   Tape Value: x.xxx%   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: Not Applicable   Tape Value: x.xxx%   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xxx.xxx%   Variance: -xx.xxx%   Variance %: -xx.xxxxx%   Comment: xx.xxx%   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $xxxx.xx   Tape Value: $xxx.xx   Variance: $xxx.xx   Variance %: xx.xxxxx%   Comment: $x,xxx.xx   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: x.xxxxx%   Tape Value: x.xxxxx%   Variance: x.xxxxx%   Variance %: x.xxxxx%   Comment: x.xxxxx%   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: Updated per pay history   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: Updated per pay history   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Cash Out - Other   Tape Value: No Cash-Out   Variance:    Variance %:    Comment: Cash Out-Other   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: x/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: xxxx (Days)   Variance %:    Comment: x/XX/xxxx   Tape Source: Initial   Tape Type:
																																																																																				Field: Total Balance of Junior Lien(s) Loan Value: Not Applicable Tape Value: $xxxxx.xx Variance: Variance %: Comment: Not Applicable Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing." * ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
89673650	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$653.54	09/XX/2020	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$90.39	9.400%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	03/XX/2020	$14,480.27	Not Applicable	3.473%	$55.86	03/XX/2020	Financial Hardship	According to updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2004 with xx which was recorded on xx/XX/2004. The chain of assignment has been completed. Currently, the mortgage assignment is with xx, xx is on first lien position. As there is one junior mortgage on the subject property in the amount of $xx in favor of xx Services which was recorded on xx/XX/2019. There is one credit card judgment found on the subject property in the amount of $2,041.99 this was recorded on xx/XX/2017.	The payment history dated xx/XX/2021 shows that the borrower is delinquent for 7 months and next payment due date is xx/XX/2020. The last payment was received on xx/XX/2020 in the amount of $55.86 which was applied for the due date on xx/XX/2020.The current UPB is in the amount of $xx.	xx:Currently the loan is in collection.
The payment history dated xx/XX/2021 shows that the borrower is delinquent for 7 months and next payment due date is xx/XX/2020. The last payment was received on xx/XX/2020 in the amount of $55.86 which was applied for the due date on xx/XX/2020.The current UPB is in the amount of $xx.
The loan was modified with an effective date of xx/XX/2020 and a new principal balance is $xx and the rate was starting from 3.473% and borrower had given promise to pay P&I in the amount of $55.86 beginning on xx/XX/2020 with a new maturity date of xx/XX/2060.
No bankruptcy has been filed.
As per collection comment, the foreclosure was initiated and refers to attorney on xx/XX/2018. Foreclosure sale was set for xx/XX/2019. Foreclosure sale process puts on hold due to loss mitigation. No details have been found regarding foreclosure process.
As per collection comment the subject property is occupied by owner with good condition and well maintained. No comment regarding damage and repairs located to the subject property. xx:As per collection comment, the foreclosure was initiated and refers to attorney on xx/XX/2018. Foreclosure sale was set for xx/XX/2019. Foreclosure sale process puts on hold due to loss mitigation. No details have been found regarding foreclosure process. xx:xx	The loan was modified with an effective date of xx and a new principal balance is $xx and the rate was starting from 3.473% and borrower had given promise to pay P&I in the amount of $55.86 beginning on xx with a new maturity date of xx	Affiliated Business Disclosure Credit Application Origination Appraisal	Field: Purpose of Transaction per HUD-x Loan Value: Refinance Tape Value: Cash Out |---| |----| Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The Final 1003 (Application) is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal at the origination is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from loan files."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
5221925	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$664.32	04/XX/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,142.59	12.250%	240	xx	xx	Conventional	Fixed	Purchase	xx	xx	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Investor	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	04/XX/2018	$111,918.15	Not Applicable	2.000%	$234.17	04/XX/2018	Financial Hardship	The review of the updated title report dated xx/XX/2021 shows that the subject mortgage was originated on xx/XX/2008 and was recorded on xx/XX/2008 in the amount of $xx, with MERS as nominee for xx recorded with the Instrument/Book/Page# xx . xx of assignment has been completed. The last assignment is xx

No active liens and judgments have been found against borrower and property.

There are no prior year real estate delinquencies.	According to the payment history as of xx, the borrower is delinquent for 11 months. The last payment was received on xx/XX/2020, the applied date was xx/XX/2020 and the next due date for payment is xx/XX/2020.The P&I is in the amount of $234.17 and PITI is in the amount of $358.23. The UPB reflected as per the payment history is in the amount of $xx.	xx:xx current status is collection. xx current status is collection. According to the payment history as of xx, the borrower is delinquent for 11 months. The last payment was received on xx/XX/2020, the applied date was xx/XX/2020 and the next due date for payment is xx/XX/2020.The P&I is in the amount of $234.17 and PITI is in the amount of $358.23. The UPB reflected as per the payment history is in the amount of $xx.
The borrower has been making payment as per Loan modification agreement was made on xx/XX/2018. The new modified principal balance as per modification is in the amount of $xx with interest rate starting at 2.000 % and the borrower promises to pay P&I in the amount of  $234.17 beginning from xx/XX/2018. The maturity date as per loan modification agreement is xx/XX/2058. Modification contains 6 steps .Currently borrower making payment as per first step.
According to the collection comment date xx/XX/2020, the RFD is curtailment of income.
The subject property has been occupied by the owner. The borrower's intention is to keep the property.
No evidence has been found regarding Bankruptcy and Foreclosure.
No evidence has been found regarding litigation and contested matter. As per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs. xx:xx:xx	The borrower has been making payment as per Loan modification agreement was made on xx The new modified principal balance as per modification is in the amount of $xx with interest rate starting at 2.000 % and the borrower promises to pay P&I in the amount of $234.17 beginning from xx The maturity date as per loan modification agreement is xx Modification contains 6 steps .Currently borrower making payment as per first step.	1-4 Family Rider Affiliated Business Disclosure Credit Application Notice of Servicing Transfer	Field: Doc Date of Last Modification Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx |---| -xxx (Days) |----| Comment: As per mod Tape Source: Initial Tape Type:
Field: Interest Calculation Type   Loan Value: xxx/xxx   Tape Value: In Arrears   Variance:    Variance %:    Comment: xxx/xxx   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: na   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xx (Days)   Variance %:    Comment: x/XX/xxxx   Tape Source: Initial   Tape Type:
Field: Mod Step x Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xxxx (Days)   Variance %:    Comment: As per mod   Tape Source: Initial   Tape Type:
Field: Mod Step x Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xxxx (Days)   Variance %:    Comment: As per mod   Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: x.xxx%   Tape Value: x.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: As per mod   Tape Source: Initial   Tape Type:
Field: Mod Step x Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xxxx (Days)   Variance %:    Comment: As per mod   Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: x.xxx%   Tape Value: x.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: As per mod   Tape Source: Initial   Tape Type:
Field: Mod Step x Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xxxx (Days)   Variance %:    Comment: As per mod   Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: x.xxx%   Tape Value: x.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: As per mod   Tape Source: Initial   Tape Type:
Field: Mod Step x Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xxxx (Days)   Variance %:    Comment: As per mod   Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: x.xxx%   Tape Value: x.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: As per mod   Tape Source: Initial   Tape Type:
Field: Modification First Payment Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xxx (Days)   Variance %:    Comment: As per mod   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: $xxxxx.xx   Tape Value: $xxxxxx.xx   Variance: $-xxxxxx.xx   Variance %: -xx.xxxxx%   Comment: $xx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xxx.xxx%   Tape Value: xx.xxx%   Variance: xx.xxx%   Variance %: xx.xxxxx%   Comment: xxx.xxxx%   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx.xxx%   Tape Value: xx.xxx%   Variance: xx.xxx%   Variance %: xx.xxxxx%   Comment: xxx.xxx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: as per PH   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: as per PH   Tape Source: Initial   Tape Type:
Field: Principal Balance Stated in Mod   Loan Value: $xxxxxx.xx   Tape Value: $xxxxx.xx   Variance: $xxxxx.xx   Variance %: xx.xxxxx%   Comment: As per mod   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Not Applicable   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: na   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-x   Loan Value: Purchase   Tape Value: Cash Out   Variance:    Variance %:    Comment: purchase   Tape Source: Initial   Tape Type:
Field: Purpose Per Application   Loan Value: Purchase   Tape Value: Refinance   Variance:    Variance %:    Comment: purchase   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx Variance: xx (Days) Variance %: Comment: x/XX/xxxx. Tape Source: Initial Tape Type:	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 was not signed by the borrower."	* Application Missing (Lvl 2) "The final Application is missing from the loan file."
* LTV or CLTV exceeds 104% (Lvl 2)     "The Appraised value per Appraisal is $xx and the loan amount is $xx. Hence the LTV is calculated as 119.473% which is exceeding 104%."
* Missing required 1-4 family rider (Lvl 2)     "1-4 Family rider is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Disclosure is missing from the loan file."
* Property is Manufactured Housing (Lvl 2)     "Home has not been affixed. As per the Appraisal report dated 3/XX/2008(xx), the subject property is Manufactured Housing. However, the Affidavit of Affixation is not available in the loan file. The Final Title policy available in the loan file but no ALTA -7 endorsements attached. However, the VIN# is available in the legal description of the recorded mortgage. The xx
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business form Disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
93587494	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,051.31	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,579.26	3.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	Other	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	745	Not Applicable	41.508%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2019 with the lender MERS as nominee for xx, which was recorded on xx/XX/2020.
The chain of assignment has been completed. Currently, the mortgage is with MERS as nominee for xx,
No active liens and judgments have been found.
The annual county taxes of 2020 are due in the amount of $4,051.31.	As per the payment history as of xx/XX/2021, the borrower is delinquent for 12 months. The current unpaid principal balance is $xx.	xx:The loan is currently in collections. As per the payment history as of xx/XX/2021, the borrower is delinquent for 12 months. The current unpaid principal balance is $xx.
The loan has not been modified once since origination.
Currently, the borrower is working as xx in xx from last 4 years.
The occupancy of the subject property is unable to be determined. xx:xx:xx	Not Applicable	Field: Post-Close DTI per xxxx Loan Value: xx.xxx% Tape Value: x.xxx% |---| xx.xxx% |----| xx.xxxxx% Comment: Original DTI is xx.xxx% but tape shows it as x.xxx%. Tape Source: Initial Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: The subject property is a PUD but tape shows it as SFR. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the TRID disclosure dates and personal delivery validation test. This loan contains a Revised Closing Disclosure Receipt Date (03/XX/2020) that is after the Revised Closing Disclosure Delivery Date (03/XX/2020). However, the method of delivery is marked as "Personal.""
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE Risk indicator is "Moderate" since this loan failed the TRID disclosure dates and personal delivery validation test. This loan contains a  Revised Closing Disclosure Receipt Date (03/XX/2020) that is after the Revised Closing Disclosure Delivery Date (03/XX/2020). However, the method of delivery is marked as "Personal.""
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "The provided Seller’s tape is showing an alert that HBEC obtained post closing, MI coverage is 30% when 35% was required."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
64882923	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	07/XX/2018	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$828.79	3.875%	180	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	632	Not Applicable	53.084%	First	Short Form Policy	Not Applicable	Not Applicable	08/XX/2018	$141,382.01	Not Applicable	3.875%	$579.95	09/XX/2018	Financial Hardship	Review of updated title report dated xx/XX/2021 shows that the subject mortgage was originated on xx/XX/2013 in the amount of $xx which was recorded on xx/XX/2014 with MERS as nominee for xx
The chain of assignment has been completed. The current assignment is with “xx, FSB d/XX/a xx not in its xx
There is a judgment in the amount of $904.27 in the favor of xx  which was recorded on xx/XX/2019.
Tax cert is not available in UT. It shows tax status to follow.	According to a review of the payment history as of xx/XX/2021, the borrower is delinquent with the loan for 32 months and the next due date for the regular payment is xx/XX/2018. As per tape the last payment was received on xx/XX/2018 total in the amount of PITI $918.74 which includes P&I $579.95 with the rate of interest 3.875%, which was applied for the due date of xx/XX/2018. The UPB reflected in the latest payment history is in the amount of $xx.	xx:The current status of the loan is in foreclosure.
According to a review of the payment history as of xx/XX/2021, the borrower is delinquent with the loan for 32 months and the next due date for the regular payment is xx/XX/2018.  As per tape the last payment was received on xx/XX/2018 total in the amount of PITI $918.74 which includes P&I $579.95 with the rate of interest 3.875%, which was applied for the due date of xx/XX/2018.  The UPB reflected in the latest payment history is in the amount of $xx.
As per collection comments review, borrower’s intention is to keep the property. The subject property is in average condition. No damage has been noted.

The loan modification agreement was made on xx/XX/2018 between the borrower “xx” and lender “xx LLC”. The borrower promises to make a monthly payment of $579.95 with the interest rate of 3.875 % beginning from xx/XX/2018, till the maturity date of xx/XX/2058. xx stated in the modification is $xx.
The foreclosure was initiated on the subject property. According to comment dated xx/XX/2020, the foreclosure file was referred to attorney on xx/XX/2020. As per foreclosure document located at “Ln#xx.pdf Pg# 6” the complaint was filed on xx/XX/2021. No further details found.

No evidence of Bankruptcy has been found. xx:The foreclosure was initiated on the subject property. According to comment dated xx/XX/2020, the foreclosure file was referred to attorney on xx/XX/2020. As per foreclosure document located at “Ln#xx.pdf Pg# 6” the complaint was filed on xx/XX/2021. No further details found. xx:xx	The loan modification agreement was made on xx between the borrower xx”. The borrower promises to make a monthly payment of $579.95 with the interest rate of 3.875 % beginning from xx till the maturity date of xx The New Principal Balance stated in the modification is $xx.	Affiliated Business Disclosure Good Faith Estimate Notice of Servicing Transfer	Field: Doc Date of Last Modification Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx |---| -xx (Days) |----| Comment: Date of last modification is x/XX/xxxx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Good Faith Estimate missing or unexecuted (Lvl 2) "Final Good Faith Estimate is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer Document is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
30405262	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,439.81	06/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,689.86	2.375%	360	xx	xx	VA	Fixed	Refinance	xx	xx	Streamline Refinance	Yes	xx	xx	25.000%	Unavailable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	741	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2021 and recorded on xx
According to the updated title report dated xx/XX/2021, the chain of assignment has not been completed. No assignments have been found.
No active liens and judgments have been found against the borrower and subject property.
First and second installments of county taxes for the year of 2020 have been paid in the amount of $3,219.91 on xx/XX/2020 and $3,219.90 on xx/XX/2020.
No prior year delinquent taxes have been found.	According to latest payment history as of xx/XX/2021, the borrower is current with the loan and the next due date is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $2,446.06 which was applied for the due date xx/XX/2021. The unpaid principal balance is reflected in the amount of $xx. The current P&I is $1,689.86 and the interest rate is 2.375%.	xx:The loan is currently in the performing and the next due date is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $2,446.06 which was applied for the due date xx/XX/2021. The unpaid principal balance is reflected in the amount of $xx. The current P&I is $1,689.86 and the interest rate is 2.375%. The loan has not been modified since origination. The foreclosure was not initiated. The borrower did not file bankruptcy. The subject property and the reason for default are unable to be determined. No comment pertaining damage to the subject property has been observed.
Currently, the borrower is working at xx as xx from 162 months. xx:xx:xx	Not Applicable	Missing Initial Closing Disclosure Transmittal (1008)	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Loan is VA and MI is not required as per Lender Guidelines. Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: x (Days)   Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: No Cash-Out Tape Value: Change in Rate/Term Variance: Variance %: Comment: Seller tape data reflects purpose of application as "Change in rate/term but application reflects it as No Cash-Out Streamlined. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "ComplianceEase TRID Tolerance test is failed due to Initial Closing Disclosure is missing from the loan files."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape data reflects,"VA Seasoning requirements not met for modified loan."To validate the issue supporting document is missing."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial Closing Disclosure is missing from the loan files."
* Transmittal (1008) is Missing (Lvl 3) "Final Transmittal summary is missing from the loan files."	* ComplianceEase TILA Test Failed (Lvl 2) "Finance charge disclosed on Final CD as $xx. Calculated Finance Charge $xx for an under disclosed amount of $5,488.57. Reason for Finance Charge under disclosure is unknown as the Fee Itemization and the Compliance Findings are missing.

																																																																																								Subject loan is a refinance, originated on 4/XX/2021 and the SOL is 3 years."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
55198783	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,449.84	05/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,383.54	3.750%	360	xx	xx	FHA	Fixed	Refinance	xx	xx	Streamline Refinance	Yes	xx	xx	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	690	667	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2020 and recorded on xx/XX/2020 with the lender xx
According to the updated title report dated xx/XX/2021, the chain of assignment has not been completed. No assignments have been found.
There is senior credit card judgment against the borrower in the favor of xx
Combined annual taxes for the year of 2020 have been paid in the amount of $5,449.84 xx/XX/2021.
No prior year delinquent taxes have been found.	According to latest payment history as of xx/XX/2021, the borrower is current with the loan and the next due date is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $2,086.70 which was applied for the due date xx/XX/2021. The unpaid principal balance is reflected in the amount of $xx. The current P&I is $1,383.54 and the interest rate is 3.750%.	xx:The loan is currently in the performing and the next due date is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $2,086.70 which was applied for the due date xx/XX/2021. The unpaid principal balance is reflected in the amount of $xx. The current P&I is $1,383.54 and the interest rate is 3.750%. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The subject property and the reason for default are unable to be determined. No comment pertaining damage to the subject property has been observed.
Currently, the borrower is working at xx,	Not Applicable	Missing or error on the Rate Lock	Field: Original Balance (or Line Amount) Loan Value: $xxxxxx.xx Tape Value: $xxxxxx.xx |---| $xxxx.xx |----| x.xxxxx% Comment: Note reflects the original balance $xx Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: x.xxx% Variance %: x.xxxxx% Comment: NA Tape Source: Initial Tape Type:	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the Loan Documents"	* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TILA right of rescission test.

transferred from 12 CFR §226.15(a)(3) )
The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last.

Subject loan is a refinance, originated on 11/XX/2020 and the SOL is 3 years."
																																																																																								* Higher Price Mortgage Loan (Lvl 2) "Loan fails ComplianceEase Higher priced mortgage loan test. APR Calculated 4.758% APR Threshold 4.350% Over By +0.408%."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
62592325	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,567.66	06/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,641.13	2.750%	360	xx	xx	VA	Fixed	Refinance	xx	xx	Streamline Refinance	Not Applicable	xx	xx	Unavailable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	792	797	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2020 and recorded on xx/XX/2020.
Chain of assignment has been completed. Currently, the mortgage is with MERS as nominee for xx
1st installment taxes for the year of 2020 have been paid in the amount of $1783.83.
2nd installment taxes for the year of 2020 have been due in the amount of $1783.83. No prior year delinquent taxes have been found.	As per the review of the payment history, the borrower has been current with the loan and the next payment is due for xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $2,021.00 which was applied for xx/XX/2021. The UPB is $xx. The current P&I is $1,641.13 and PITI is $2,021.00.	xx:The present status of the loan and the next due date of regular payment is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $2,021.00 which was applied for xx/XX/2021. No repairs and damages have been found. The RFD is unable to be determined. The collection comments are missing. Therefore COVID review has not been performed. The comments are missing from xx/XX/2020 to xx/XX/2021.
The borrower xx Lowe has been working at xx as a xx	Not Applicable	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Initial LE Missing or error on the Rate Lock Missing Required State Disclosures Notice of Servicing Transfer	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: x (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xxx.xxx%   Tape Value: xxx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx.xxx%   Tape Value: xxx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: No Cash-Out Tape Value: Change in Rate/Term Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Loan does not conform to program guidelines (Lvl 4) "Seller tape reflects the following issue,"Freedom re-pended for a missing page from title, POA and Alive and Well and was during a time where Seller was overwhelmed in post-closing. While trying to clear with Freedom the Note aged out and was unable to be purchased. Everything was resolved but Freedom would not make an exception over 90 days. We couldn’t get the Alive & Well statement from supervisor in Germany, tried for months," Supporting document to validate the issue is missing from loan documents. Tape says insured. Loan may be uninsured."	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "Test Incomplete as Initial LE is missing."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial Escrow Account is missing from loan documents."
* Intent to Proceed Missing  (Lvl 3)     "Intent to Proceed disclosure is missing from loan documents."
* Missing Initial LE (Lvl 3)     "Initial Loan Estimate is missing from loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate Lock agreement is missing from loan documents."
* Missing Required State Disclosures (Lvl 3)     "Required disclosure Settlement Service Provider List is missing from loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "Affiliate Business Disclosure is missing from loan documents."	* ComplianceEase TILA Test Failed (Lvl 2) "This loan has failed TILA Finance Charge Test and TILA Foreclosure Rescission Finance Charge Test.

The disclosed finance charge is $xx and allowed is $xx however it is under charged by $150.00. Subject loan is a refinance, originated on 6/XX/2020 and the SOL is 3 years."
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of Service Transfer is missing from loan documents."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
53761976	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,034.39	06/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,343.51	4.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Unavailable	Unavailable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	684	Not Applicable	38.517%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2020 and recorded on xx/XX/2020.
Chain of assignment has been completed. Currently, the mortgage is with MERS as nominee for xx   which was recorded on xx/XX/2020.
There is a junior mortgage in the amount of $8072 which was recorded on xx/XX/2020 in the favor of xx
No active judgments or liens have been found.
Annual combined taxes for the year of 2020 have been paid in the amount of $3034.39.
No prior year delinquent taxes have been found.	As per the review of the payment history, the borrower has been current with the loan and the next payment is due for xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $1,848.47 which was applied for xx/XX/2021. The UPB is $xx. The current P&I is $1,343.51 and PITI is $1,848.47.	xx:The present status of the loan and the next due date of regular payment is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $1,848.47 which was applied for xx/XX/2021. No repairs and damages have been found. The RFD is unable to be determined. The collection comments are missing. Therefore COVID review has not been performed. The comments are missing from xx/XX/2020 to xx/XX/2021.
The borrower xx has been working at xx	Not Applicable	Hazard Insurance Initial Escrow Acct Disclosure Missing Initial LE Missing or error on the Rate Lock Mortgage Insurance Notice of Servicing Transfer	Field: Last Payment Received Date Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx |---| xx (Days) |----| Comment: NA Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: The Borrowers Monthly income is $xxxx.xx and the present proposed payment is $xxxx.xx and the proposed monthly payment is $xxxx.xx and debt is $xxx.xx. Hence the Original CLTV Ratio percent reflected.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Final Appraisal and final application reflects the property type is PUD Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "ComplianceEase TRID Tolerance test is Incomplete due to Initial Loan Estimate is missing from the loan files and Initial application Loan origination signed on 5/XX/2020."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership Counseling disclosure is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial Escrow acct disclosure is missing from loan file,"
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape reflects the following issue: NC Housing loan that had Confusion around required documentation. A L E was not created for the 2nd lien and needed to be created in suspense and signed, parcel # on the appraisal needed to be corrected to match the other docs, all during a time where seller was overwhelmed in post post-closing and the Note aged before we could clear. Everything was resolved but NC Housing would not make an exception over 90 days. Recording and re recording 2 or 3 times and could not get them back due to Covid delays at county, we even had NC housing review the docs prior to re-recording, then they wanted corrections again, signature county delays, then they wouldn't give an exception for aged.                                                       Supporting documents to validate the issue is missing from the loan documents."
* MI, FHA or MIC missing and required (Lvl 3)     "MI cert is missing from loan file."
* Missing Initial LE (Lvl 3)     "Initial Loan Estimate is missing from loan file."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate Lock Agreement is missing from loan file."
* Missing proof of hazard insurance (Lvl 3)     "Hazard Insurance document is missing from loan file."
* Missing Required Disclosures (Lvl 3)     "Written list Service provider documents is missing from the loan files."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)     "Notice of servicing transfer is missing from loan file."
* Revised Loan Estimate is missing (Lvl 3) "Revised Loan Estimate is missing from the loan file."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan fails Qualified Mortgage Safe Harbor Threshold test APR Calculated 5.168% APR Threshold 4.840% Over By +0.328%"
																																																																																								* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan fails ComplianceEase Higher priced mortgage loan test. APR Calculated 5.168% APR Threshold 4.840% Over By +0.328%. Missing Higher Priced Mortgage Loan Disclosure signed by Borrower(s)."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
85123019	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$400.00	06/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,782.93	2.750%	360	xx	xx	VA	Fixed	Refinance	xx	xx	Streamline Refinance	Not Applicable	xx	xx	Unavailable	Unavailable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	788	785	Not Applicable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2020 and recorded on xx/XX/2020.
Chain of assignment has been completed. Currently, the mortgage is with MERS as nominee for xx Corporation which was recorded on xx/XX/2020.
No active judgments or liens have been found.
1st and 2nd installment county taxes for the year of 2020 have been paid in the amount of $400.
No prior year delinquent taxes have been found.	As per the review of the payment history, the borrower has been current with the loan and the next payment is due for xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $1,905.36 which was applied for xx/XX/2021. The UPB is $xx. The current P&I is $1,782.93 and PITI is $1,905.36.	xx:The present status of the loan and the next due date of regular payment is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $1,905.36 which was applied for xx/XX/2021. No repairs and damages have been found. The RFD is unable to be determined. The collection comments are missing. Therefore COVID review has not been performed. The comments are missing from xx/XX/2020 to xx/XX/2021.
The borrower xx has been working at xx	Not Applicable	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Initial LE Missing or error on the Rate Lock Notice of Servicing Transfer Transmittal (1008)	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Original Note Doc Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -x (Days)   Variance %:    Comment: Note Document reflects Note Date as x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: No Cash-Out Tape Value: Change in Rate/Term Variance: Variance %: Comment: As per Application (xxxx) reflects Purpose of Refinance is No Cash-Out Streamlined. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "ComplianceEase TRID Tolerance Test is Incomplete due to Initial Loan Estimate is missing from the loan documents and Initial Application loan originator signed on 4/XX/2020."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership Counseling disclosure is missing from the loan files."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial Escrow Account Disclosure is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 3)     "Intent to Proceed is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Seller Tape reflects the following issue is, "There was a CD disclosure date/tracking issue in the Data Upload that couldn’t be resolved. When it was resolved, the loan was too seasoned for purchase", Supportive Document to validate is missing from the loan documents."
* Missing Initial LE (Lvl 3)     "Initial Loan Estimate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate Lock Agreement is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "Settlement Service Provider List is missing from the loan document."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)     "Notice of Servicing Transfer is missing or un executed from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3)     "Required Affiliated Business Disclosure is missing from the loan documents."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Final Transmittal Summary is missing from the loan files."			Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
36589164	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$10,054.45	06/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,540.84	2.625%	360	xx	xx	FHA	Fixed	Cash Out	xx	xx	Streamline Refinance	Yes	xx	xx	Not Applicable	Unavailable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	No	No	683	Not Applicable	Not Applicable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2020 and recorded on xx/XX/2020.
Chain of assignment has been completed. Currently, the mortgage is with MERS as nominee for xx  which was recorded on xx/XX/2020.
No active judgments or liens have been found.
1st and 2nd installment county taxes for the year of 2021 have been paid in the amount of xx No prior year delinquent taxes have been found.	As per the review of the payment history, the borrower has been current with the loan and the next payment is due for xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $3,881.03 which was applied for xx/XX/2021. The UPB is $xx. The current P&I is $2,540.84 and PITI is $3,881.03.	xx:The present status of the loan and the next due date of regular payment is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $3,881.03 which was applied for xx/XX/2021. No repairs and damages have been found. The RFD is unable to be determined. The collection comments are missing. Therefore COVID review has not been performed. The comments are missing from xx/XX/2020 to xx/XX/2021.
The borrower xx has been working at xx	Not Applicable	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Initial LE Missing or error on the Rate Lock Notice of Servicing Transfer Transmittal (1008)	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: As per tape data Original CLTV Ratio Percent is xx.xxx%. but, The Audit value is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -x (Days)   Variance %:    Comment: As per tape data Oriiginal Note Doc Date is x/XX/xxxx. but, The Audit value is x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: As per tape data Original LTV Ratio Percent is xx.xxx%. but, The Audit value is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-x Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "ComplinaceEase TRID Tolerance Test is Incomplete due to Initial Loan Estimate is missing from the loan documents and Loan Originator signed on 8/XX/2020"
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership Counseling disclosure is missing from the loan files."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial Escrow Acct Disclosure is missing from Loan Document."
* Intent to Proceed Missing  (Lvl 3)     "Intent to Proceed is missing from Loan Documents."
* Loan does not conform to program guidelines (Lvl 3)     "Borrower ineligible for FHA loan for not meeting income requirements."
* Missing Initial LE (Lvl 3)     "Initial Loan Estimate is missing from Loan Documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate Lock Agreement is missing from Loan Document."
* Missing Required Disclosures (Lvl 3)     "Missing Settlement Services Provider List."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)     "Notice of Servicing transfer is missing from Loan Document."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3)     "The Affiliated Business Disclosure missing."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Final Transmittal Summary is missing from the loan files."			Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
50508192	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$389.94	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$809.69	4.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	25.000%	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	Yes	700	749	44.988%	First	Final policy	Not Applicable	$6,120.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2021 and recorded on xx/XX/2021.
Chain of assignment has been completed. Currently, the mortgage is with MERS as nominee for xx Corporation which was recorded on xx/XX/2021.
There is a junior mortgage in the amount of $6120 which was recorded on xx/XX/2021 in the favor of xx.
No active judgments or liens have been found.
1st installment county taxes for the year of 2020 have been paid in the amount of $194.97.
2nd installment county taxes for the year of 2020 have been paid in the amount of $194.97
No prior year delinquent taxes have been found.	As per the tape of the payment history, the borrower has been current with the loan and the next payment is due for xx/XX/2021. The last payment details have not been provided. The UPB is $xx. The current P&I is $809.69 and PITI is $809.69.	xx:The present status of the loan and the next due date of regular payment is xx/XX/2021. The last payment details have not been provided. No repairs and damages have been found. The RFD is unable to be determined. No comments have been found stating the borrower’s income was impacted by Covid. The borrower xx Ayala has working at xxs for 20 years. xx:xx:xx	Not Applicable	Mortgage Insurance	Field: Borrower #x Middle Name Loan Value: xx Tape Value: xx |---| |----| Comment: The Note dated XX/XX/XXXX and signed at closing, reflects the Borrower First Name as xx. Tape Source: Initial Tape Type:
Field: Borrower #x Middle Name   Loan Value: xx   Tape Value: xx  Variance:    Variance %:    Comment: The Note dated XX/XX/XXXX and signed at closing, reflects the Borrower First Name as xx.   Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: Unavailable   Tape Value: Genworth   Variance:    Variance %:    Comment: Mortgage Insurance Document is missing from the Loan Documents.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: -x.xxx% Variance %: -x.xxxxx% Comment: "Collateral Value used for Underwriting: $xx. Loan Amount: $xx. CLTV = xx.xx%. " Tape Source: Initial Tape Type:	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "The provided Seller’s tape is showing an alert that the subject loan was closed without the property type reflected as a "Manufactured Home" on the final AUS/DU. Correcting the property type to a "Manufactured Home" resulted in "Refer with Caution" findings. There is a copy of post closing AUS/DU in the loan file (Loactor#Fxx with the recommendation of "Refer with Caution." Loan was originally approve/eligible at 44.99%."	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the TRID disclosure dates and personal delivery validation test. This loan contains a Revised Closing Disclosure Receipt Date (04/XX/2021) that is after the Revised Closing Disclosure Delivery Date (04/XX/2021). However, the method of delivery is marked as "Personal.""
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE was run through ComplianceEase website-

CE Risk indicator is "Moderate" since this loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule as the loan is failed for QM safe Harbor threshold test as APR (5.493%) is exceeded APOR (4.740%) by 0.753%. The APR threshold is 4.740% and the subject loan is escrowed one.

Qualified Mortgage Safe Harbor Threshold Test: FAIL     Charged: 5.493%      Allowed: 4.740%      Over by: +0.753%"
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "A copy of Homeownership Counseling disclosure is missing from the loan file."
* Loan does not conform to program guidelines (Lvl 3)     "The provided Seller’s tape is showing an alert that the subject loan was closed without the property type reflected as a "Manufactured Home" on the final AUS/DU. Correcting the property type to a "Manufactured Home" resulted in "Refer with Caution" findings."
* MI, FHA or MIC missing and required (Lvl 3) "The subject loan is required MI Cert but no such copy is in the loan file."	* ComplianceEase TILA Test Failed (Lvl 2) "CE was run through ComplianceEase website-

This loan failed the revised closing disclosure delivery date test (no waiting period required). The revised closing disclosure delivery does not require a new waiting period and the revised closing disclosure receipt date is provided and the revised closing disclosure receipt date is after the consummation date, or closing / settlement.

Subject loan is a purchase, originated on 4/XX/2021 and the SOL is 1 year."
* Higher Price Mortgage Loan (Lvl 2)     "This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.

Higher-Priced Mortgage Loan Test: FAIL     Charged: 5.493%      Allowed: 4.740%      Over by: +0.753%"
																																																																																								* Property is Manufactured Housing (Lvl 2) "The subject property is a Manufactured Home and there is a recorded copy of Manufactured Home Rider (xx) and Manufactured Home Affidavit of Affixation (Locator#xx) are attached with the subject mortgage and it has a Serial#xxbut no ALTA -7.1 is on final title policy (xx) for Manufactured Home. The Appraisal report at origination is also stating that the Manufactured Home was attached to the permanent foundation system and towing hitch, wheels, & axles had been removed."		Moderate	Pass	Fail	No Result	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
17925961	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,757.00	06/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$638.47	3.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	No	Not Applicable	No	653	Not Applicable	33.309%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of latest updated title report dated xx/XX/2021 the subject mortgage was originated on xx/XX/2017 in favor of MERS as nominee for xx in the amount of $xx which was recorded on xx/XX/2017 under Instru# xx. The chain of assignment has been completed as the mortgage is currently with the current assignee xx.

No active judgments or liens have been found against the name of borrower or subject property.
The annual xx for 2020 have been paid in the amount of $2,757.00.
No prior year delinquent taxes have been found.	As per review of latest payment history as of xx/XX/2021 the loan is in delinquency for 1 month. The last payment was received on xx/XX/2021 in the total amount of $956.13 with the interest rate of 3.625% and P&I $638.47 for the due date of xx/XX/2021. The next due date is xx/XX/2021. The current UPB reflected is in the amount of $xx.	xx:As per review of latest payment history as of xx/XX/2021 the loan is in delinquency for 1 month. The last payment was received on xx/XX/2021 in the total amount of $956.13 with the interest rate of 3.625% and P&I $638.47 for the due date of xx/XX/2021. The next due date is xx/XX/2021. The current UPB reflected is in the amount of $xx.

The loan has not been modified since origination.
As per PACER report borrower has not filed bankruptcy since loan origination.
No evidences have been found regarding the current/prior foreclosure proceedings.
The subject property is owner occupied and no visible damages were reported.
At the time of loan origination borrower was working as “Txx	Not Applicable	Final Title Policy Flood Certificate Hazard Insurance Missing or error on the Rate Lock	Field: Borrower First Name Loan Value: Dante Tape Value: Danter |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: No MI Required.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx Variance: x (Days) Variance %: Comment: last payment was received on x/XX/xxxx. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the Pennsylvania license validation test. (PA HB 2179 Section 6111)
The Pennsylvania HB 2179 requires non-exempt mortgage lenders engaged in the business of making mortgage loans to be licensed, effective November 5th, 2008.
The Pennsylvania Mortgage Lender License and Pennsylvania Exemption Letter (Mortgage Act) are not available for loans with a closing date before November 5th, 2008. Additionally, the Pennsylvania First Mortgage Banker License, Pennsylvania Secondary
Mortgage Loan License, Pennsylvania Unlicensed (Subordinate Lien), and Pennsylvania Exemption Letter are not available for loans with a closing date on or after January 1st, 2009."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "This loan failed the Pennsylvania license validation test. (PA HB 2179 Section 6111)
The Pennsylvania HB 2179 requires non-exempt mortgage lenders engaged in the business of making mortgage loans to be licensed, effective November 5th, 2008.
The Pennsylvania Mortgage Lender License and Pennsylvania Exemption Letter (Mortgage Act) are not available for loans with a closing date before November 5th, 2008. Additionally, the Pennsylvania First Mortgage Banker License, Pennsylvania Secondary
Mortgage Loan License, Pennsylvania Unlicensed (Subordinate Lien), and Pennsylvania Exemption Letter are not available for loans with a closing date on or after January 1st, 2009."
* Loan does not conform to program guidelines (Lvl 3)     "As per seller tape data reflects following issue "Title Issue Cleared, but aged Note". However, supporting document to validate the issue is missing from loan files."
* Missing Final Title Policy with applicable Alta endorsements. (i.e., Alta 8.1, 9) (Lvl 3)     "Copy of final title policy is missing from loan documents. However commitment for title is available at (xx)."
* Missing or error on the Rate Lock Document (Lvl 3) "Copy of borrower signed rate lock agreements is missing from loan documents."	* Missing flood cert (Lvl 2) "Copy of flood certificate is missing from loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Required Hazard insurance proof at the origination time is missing from loan file. However , hazard insurance policy is located at (xx) which shows that coverage period is 6/XX/2018 to 6/XX/2019."
* Property is Manufactured Housing (Lvl 2)     "Subject property is Manufactured and proof of Affixation of the property permanently to the land is available in the loan documents (locator xx)"
																																																																																								* Required Documentation Missing or Incomplete (Lvl 2) "Home Loan Toolkit is missing from loan file."	* Intent to Proceed Missing (Lvl 1) "Copy of intent proceed is missing from loan documents."	Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
85302726	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,281.11	06/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,519.82	2.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	794	792	30.543%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2020 and recorded on xx/XX/2020.
Chain of assignment has been completed. Currently, the mortgage is with
MERS as nominee for TowneBank Mortgage which was recorded on xx/XX/2020.
No active judgments or liens have been found.
1st and 2ns installment taxes for the year of 2021 have been due in the amount of $3281.11.
No prior year delinquent have been found.	As per the review of the payment history, the borrower has been current with the loan and the next payment is due for xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $2,020.62 which was applied for xx/XX/2021. The UPB is $xx. The current P&I is $1,519.82 and PITI is $2,020.62	xx:The present status of the loan is in performing and the next due date of regular payment is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $2,020.62 which was applied for xx/XX/2021.No repairs and damages have been found. The RFD is unable to be determined. No comments have been found stating the borrower’s income was impacted by Covid.
The borrower xx has been working at xx as a xx	Not Applicable	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "TRID Violation in Charges that Cannot Increase test due to increase of fee in Initial CD dated 7/XX/2020. Revised LE#1 dated reflect Transfer Taxes at $4,142.00. However, Initial CD dated 7/XX/2020 reflect Transfer Taxes at $7,325.10. This is a fee increase of $3,183.10 for 0% tolerance fee test. Valid COC for the increase in Transfer taxes is missing from the loan documents."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "TRID Violation in Charges That Cannot Increase test due to fee addition in Initial CD dated 7/XX/2020. Revised LE#1 dated 7/XX/2020 reflect Credit report Fee at $61.00. However Initial CD dated 7/XX/2020 Credit report Fee at $61.22. Valid COC is missing from the loan files."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation in Charges that Cannot Increase test due to increase of fee in Initial CD dated 7/XX/2020. Revised LE#1 dated 7/XX/2020 reflect Points - Loan Discount Fee at $1,861.00, However, Initial CD dated 7/XX/2020 reflect Points - Loan Discount Fee at $1,861.43 This is fee increase of $0.43 for 0% tolerance test fee. Valid COC for the increase in fee amount is missing in the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape reflects the following issue,1st Homebuyer Counseling Certificate Missing.Supporting document to validate the issue is missing from the loan documents."
																																																																																							* Missing Required Disclosures (Lvl 3) "Settlement service provider list is missing from the loan files."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
8254902	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,923.00	06/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,405.99	4.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	737	663	44.436%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2020 with MERS as nominee for xx,
Chain of assignment has been completed. Currently, the mortgage is with MERS as nominee for xx,   which was recorded on xx/XX/2020.
No active judgments or liens have been found.
The taxes information is not mentioned.	As per the review of the payment history, the borrower has been current with the loan and the next payment is due for xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $1,963.51 which was applied for xx/XX/2021. The UPB is $xx. The P&I is $1,405.99 and PITI is $1,963.51.	xx:The present status of the loan is in performing and the next payment is due for xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $1,963.51 which was applied for xx/XX/2021. The RFD is unable to be determined. No comments have been found stating the borrower’s income was impacted by Covid.
The borrower 1 xx has been working at xx., as a xx for 3 years 6 months and borrower 2 xx has been working at xx as a xx for 9 years 2 months xx:xx:xx	Not Applicable	Field: Age of Loan Loan Value: x Tape Value: xx |---| -x |----| -xx.xxxxx% Comment: Tape Source: Initial Tape Type:
Field: Borrower #x First Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Note Document Reflects First Name As xx.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx Variance: xx (Days) Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the Pennsylvania license validation test. The Pennsylvania HB 2179 requires non-exempt mortgage lenders engaged in the business of making mortgage loans to be licensed, effective November 5th, 2008."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "The ComplianceEase risk indicator is "Moderate" as the loan is failed for Exceptions and TRID Tolerance test."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% Tolerance test. Initial LE dated 5/XX/2020 does not reflect Points - Loan Discount Fee. Revised LE dated 7/XX/2020 reflects the addition of Points - Loan Discount Fee at $1,473.00. This is an increase of $1473.00 for charges that cannot increase 0% test. However, COC for the addition of Points - Loan Discount Fee is missing from the loan documents.

Loan failed charges that cannot increase 0% Tolerance test. Initial LE dated 5/XX/2020 does not reflect Lock Extension Fee. Revised LE dated 7/XX/2020 reflects the addition of Lock Extension Fee at $412.00. This is an increase of $412.00 for charges that cannot increase 0% test However, COC for the addition of Lock Extension Fee is missing from the loan documents.
Loan failed charges that cannot increase 0% Tolerance test. Initial LE dated 5/XX/2020 does not reflect 2nd Appraisal Fee. Initial CD dated 7/XX/2020 reflects the addition of 2nd Appraisal Fee at $500.00. This is an increase of $500.00 for charges that cannot increase 0% test. Final CD Dated 7/XX/2020 reflects Specific credit of $500.00 for increase in Closing costs above legal limit.

Loan failed charges that cannot increase 0% Tolerance test. Initial LE dated 5/XX/2020 reflects Credit report at $50.00. Initial CD dated 7/XX/2020 reflects Credit report at $119.67. This is an increase of $69.67 for charges that cannot increase 0 Tolerance test. Final CD dated 7/XX/2020 reflects Specific credit of $69.34 for increase in Closing costs above legal limit. However, the loan still has shortfall of $0.33 for cure.

Loan failed charges that cannot increase 0% Tolerance test. Initial LE dated 5/XX/2020 reflects Transfer Taxes at $3,100.00. However, Final CD dated 5/XX/2020 reflects Transfer Taxes at $6,200.00 (this includes Transfer taxes of $3,100 paid by Seller). This is an increase of $3,100.00 for charges that cannot increase 0% Tolerance test."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Seller tape reflects the following issue is "Appraisal - property located next to cemetery", Supportive document to validate is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.436%, the Borrower income was $8,855.60 and total expenses are in the amount of $3,935.10 and the loan was underwritten by AUS/DU (xx and its recommendation is “Approve/Eligible” with a DTI of 44.44%."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
97791046	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,728.61	06/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,235.51	2.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	Other	xx	35.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	796	771	26.497%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2020 with the lender MERS as nominee for xx in the amount of $xx which was recorded on xx/XX/2020 with Book/Page#xx/

There is no chain of assignment as the subject mortgage is with the original lender.

No active judgments or liens have been found against the borrower/subject property.

Combined 1st and 2nd installment taxes for the year 2020 have been paid in the amount of $1,908.31 on xx/XX/2020 and $1,893.30 on xx/XX/2021. No prior year’s delinquent taxes have been found.	According to a review of the payment history as of xx/XX/2021, the borrower is current with the loan and the next due date for the regular payment is xx/XX/2021. The last payment was received on xx/XX/2021 in the total amount of PITI is $1,716.54 which includes P&I of $1,235.51, which was applied for the due date of xx/XX/2021. The current UPB reflected is in the amount of $xx.	xx:As per the review of collection comments, the current status of the loan is performing. According to a review of the payment history as of xx/XX/2021, the borrower is current with the loan and the next due date for the regular payment is xx/XX/2021. The current UPB reflected is in the amount of $xx. The reason for default is unable to be determined. No comments have been found regarding the borrower’s income impacted due to covid-19 pandemic. No comments have been found regarding the subject property condition. At the time of origination, the borrower is working at xx as xx from 10 years and 8 months. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: x Tape Value: x |---| -x |----| -xx.xxxxx% Comment: As per tape data Age of Loan is x. but, The audit value is x. Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: Eccard   Tape Value: Escard   Variance:    Variance %:    Comment: As per tape data Borrower Last Name is Escard. but, The audit value is Eccard.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xx (Days)   Variance %:    Comment: Last payment received date is xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Post-Close DTI per xxxx is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Post-Close Housing Ratio per xxxx Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: x.xxx% Variance %: x.xxxxx% Comment: Post-Close Housing Ratio per xxxx is xx.xxx%. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "1. This loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

2. This loan failed the closing or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date)."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan failed the charges that cannot increase test. Missing valid COC for a total fee increased of $2,616.50 on final CD dated 08/XX/2020. There is a total fee increased of $2,616.50 for a Non-Shoppable Fee which exceeded the 0% tolerance for Non-Shoppable Fees."
* Loan does not conform to program guidelines (Lvl 3)     "The provided Seller’s tape is showing an alert that the 1st Homebuyer Counseling Certificate is missing."
* Missing or error on the Rate Lock Document (Lvl 3) "An executed copy of Rate Lock Agreement is missing from the loan file."	* ComplianceEase TILA Test Failed (Lvl 2) "1. This loan failed the TILA finance charge test. The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate because it is understated by more than $100. Subject loan is a purchase, originated on 8/XX/2020 and the SOL is 1 year.

																																																																																								2. This loan failed the TILA APR test. The annual percentage rate (APR) is 3.613%. The disclosed APR of 3.192% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method. Subject loan is a purchase, originated on 8/XX/2020 and the SOL is 1 year."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
85180832	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,936.00	05/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,120.21	2.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	720	680	46.080%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2020 with the lender MERS as nominee for xx
 There is no chain of assignment as the subject mortgage is with the original lender.

No active judgments or liens have been found against the borrower/subject property.

The current tax information is not available in the updated title report.	According to a review of the payment history as of xx/XX/2021, the borrower is current with the loan and the next due date for the regular payment is xx/XX/2021. The last payment was received on xx/XX/2021 in the total amount of PITI is $1,763.46 which includes P&I of $1,120.21, which was applied for the due date of xx/XX/2021. The current UPB reflected is in the amount of $xx.	xx:As per the review of collection comments, the current status of the loan is performing. According to a review of the payment history as of xx/XX/2021, the borrower is current with the loan and the next due date for the regular payment is xx/XX/2021. The current UPB reflected is in the amount of $xx. The reason for default is unable to be determined. No comments have been found regarding the borrower’s income impacted due to covid-19 pandemic. No comments have been found regarding the subject property condition. At the time of origination, the borrower is working at xx as xx from 4 months. xx:xx:xx	Not Applicable	Field: Age of Loan Loan Value: xx Tape Value: x |---| x |----| xx.xxxxx% Comment: Age of Loan is xx months. Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xx (Days)   Variance %:    Comment: Last payment received date is xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: The property type mentioned in the Appraisal report is PUD. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan fails GSE (Fannie Mae public guidelines) QM Points and Fees Test; Final CD dated 8/XX/2020 charged points and fees $8,514.50. However threshold is 3% of loan amount ($8,225.22). This is an increase of +$289.28 that cannot increase

Loan fails qualified mortgage lending policy points and fees test; Final CD dated 8/XX/2020 charged points and fees $8,514.50. However threshold is 3% of loan amount ($8,225.22). This is an increase of +$289.28 that cannot increase

Loan fails this loan failed the Pennsylvania license validation test however license is missing from loan documents."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "The ComplianceEase risk indicator is "Moderate" as the loan is failed for Exceptions and TRID Tolerance test."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase test. Loan estimate dated 6/XX/2020 reflect Transfer Taxes $3050. However, Final CD dated 8/XX/2020 reflects Transfer Taxes at $6000.00. This is an increase in fee of $2500. However $3,000.00 fees out of $6,000.00 is paid by seller
Loan estimate dated 6/XX/2020 reflects credit report fee at $61.22. However Final CD dated 8/XX/2020 reflects credit report fee at $122.44. This is an increase of $61.22.For charges that cannot increase,However specific credit of $61.22 is given at closing."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Seller tape data reflects following issue, "Borrower was not eligible for conv financing until due to undisclosed foreclosure"."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 46.629%, the Borrower income was $5,144.25 and total expenses are in the amount of $2,370.48 and the loan was underwritten by LP (Locator xx) and its recommendation is “Accept” with a DTI of 46.00%"		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
5716025	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	06/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$607.11	3.000%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	741	Not Applicable	44.439%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2020 with MERS as nominee for xx. Chain of assignment has been completed. Currently, the mortgage is with MERS as nominee for xx which was recorded on xx/XX/2021. No active judgments or liens have been found. The taxes information is not mentioned.	As per the review of the payment history, the borrower has been current with the loan and the next payment is due for xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $887.90 which was applied for xx/XX/2021. The UPB is $xx. The P&I is $607.11and PITI is $887.90.	xx:The present status of the loan is in performing and the next payment is due for xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $887.90 which was applied for xx/XX/2021.. The RFD is unable to be determined. No comments have been found stating the borrower’s income was impacted by Covid.
The borrower xx has been working at xx as a xx for 15 years 10 months xx:xx:xx	Not Applicable	Field: Age of Loan Loan Value: x Tape Value: x |---| -x |----| -xx.xxxxx% Comment: Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Last Payment Received Date Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx Variance: xx (Days) Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan fails ComplianceEase delivery and timing test Initial Loan Estimate dated 6/XX/2020. Initial application dated 6/XX/2020 and Document tracker providing the delivery of Initial Loan Estimate within 3 business days is missing from the loan documents.

Loan failed charges that cannot increase 10% Tolerance test due to Initial Loan Estimate Delivery Date Test. Loan fails ComplianceEase delivery and timing test Initial Loan Estimate dated 6/XX/2020. Initial application dated 6/XX/2020.

Loan failed charges that cannot increase 0% Tolerance test due to Initial Loan Estimate Delivery Date Test. Loan fails ComplianceEase delivery and timing test Initial Loan Estimate dated 6/XX/2020. Initial application dated 6/XX/2020."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "The ComplianceEase risk indicator is "Moderate" as the loan is failed for Exceptions, TRID Tolerance and DTI test."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan fails ComplianceEase delivery and timing test Initial Loan Estimate dated 6/XX/2020. Initial application dated 6/XX/2020 and Document tracker providing the delivery of Initial Loan Estimate within 3 business days is missing from the loan documents.

Loan failed charges that cannot increase 10% Tolerance test due to Initial Loan Estimate Delivery Date Test. Loan fails ComplianceEase delivery and timing test Initial Loan Estimate dated 6/XX/2020. Initial application dated 6/XX/2020.

Loan failed charges that cannot increase 0% Tolerance test due to Initial Loan Estimate Delivery Date Test. Loan fails ComplianceEase delivery and timing test Initial Loan Estimate dated 6/XX/2020. Initial application dated 6/XX/2020."
* Loan does not conform to program guidelines (Lvl 3)     "As per seller tape reflects, “Limited appraisal when full appraisal required". Appraisal report in file is located on (xx) which is exterior only. However loan required full appraisal report."
* Qualified Mortgage DTI exceeds 43% (Lvl 3) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.439%, the Borrower income was $6,143.00 and total expenses are in the amount of $2,729.90 and the loan was underwritten by DU xx) and its recommendation is “Approve/Eligible” with a DTI of 45.75%"	* ComplianceEase TILA Test Failed (Lvl 2) "Finance charge disclosed on Final CD as $xx. Calculated Finance Charge $xx for an under disclosed amount of $75.00.

																																																																																								Subject loan is a refinance, originated on 10/XX/2020 and the SOL is 3 years."	* Revised Loan Estimate is missing (Lvl 1) "Revised Loan Estimate is missing from loan file. For COC (7/XX/20) Revised loan estimate is required. COC located on (xx _PG#xx)."	Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
8698647	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,628.00	06/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$930.59	2.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	773	Not Applicable	24.433%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2020 with the lender MERS as nominee for xx, in the amount of $xx which was recorded on xx/XX/2020 with Instrument#xx | Book/Page#xx

There is no chain of assignment as the subject mortgage is with the original lender.

No active judgments or liens have been found against the borrower/subject property.

The current tax information is not available in the updated title report.	According to a review of the payment history as of xx/XX/2021, the borrower is current with the loan and the next due date for the regular payment is xx/XX/2021. The last payment was received on xx/XX/2021 in the total amount of PITI is $1,396.37 which includes P&I of $930.59, which was applied for the due date of xx/XX/2021. The current UPB reflected is in the amount of $xx.	xx:As per the review of collection comments, the current status of the loan is performing. According to a review of the payment history as of xx/XX/2021, the borrower is current with the loan and the next due date for the regular payment is xx/XX/2021. The current UPB reflected is in the amount of $xx. The reason for default is unable to be determined. No comments have been found regarding the borrower’s income impacted due to covid-19 pandemic. No comments have been found regarding the subject property condition. At the time of origination, the borrower is working at xx as xx from 4 years and 2 months. xx:xx:xx	Not Applicable	Field: Age of Loan Loan Value: x Tape Value: x |---| -x |----| -xx.xxxxx% Comment: Age of Loan as is x in Note document. Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: x (Days)   Variance %:    Comment: Last payment received date is xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Post-Close DTI per xxxx is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Post-Close Housing Ratio per xxxx Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: x.xxx% Variance %: x.xxxxx% Comment: Post-Close Housing Ratio per xxxx is xx.xxx%. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "1. This loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

2. This loan failed the closing or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date).

3. This loan failed the TRID disclosure dates and personal delivery validation test. This loan contains a  Revised Closing Disclosure Receipt Date (10/XX/2020) that is after the Revised Closing Disclosure Delivery Date (09/XX/2020). However, the method of delivery is marked as "Personal."

4. This loan failed the Pennsylvania license validation test. The xx HB 2179 requires non-exempt mortgage lenders engaged in the business of making mortgage loans to be licensed, effective November 5th, 2008."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE Risk indicator is "Moderate" since this loan failed the charges that cannot increase test. Missing valid COC for a total fee increased of $2,350.33 on PCCD dated 12/XX/2020. There is a total fee increased of $2,350.33 for a Non-Shoppable Fee which exceeded the 0% tolerance for Non-Shoppable Fees."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan failed the charges that cannot increase test. Missing valid COC for a total fee increased of $2,350.33 on PCCD dated 12/XX/2020. There is a total fee increased of $2,350.33 for a Non-Shoppable Fee which exceeded the 0% tolerance for Non-Shoppable Fees."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "The provided Seller’s tape is showing an alert that Appraisal report has concerns with Comparable."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
42090990	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,298.64	05/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,993.59	2.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Secondary	Yes	Yes	No	755	800	46.458%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of latest updated title report dated xx/XX/2021 the subject mortgage was originated on xx/XX/2020 in favor of MERS as nominee for MERS as nominee for xx in the amount of $xx which was recorded on xx/XX/2020 under Instru# xx. The chain of assignment has been completed as the mortgage is currently with the current assignee xx.

No active judgments or liens have been found against the name of borrower or subject property.
The annual xx for 2020 have been paid in the amount of $1,298.64.
No prior year delinquent taxes have been found.	As per review of latest payment history as of xx/XX/2021 the loan is performing. The last payment was received on xx/XX/2021 in the total amount of $2,475.67 with the interest rate of 2.625% and P&I $1,993.59 for the due date of xx/XX/2021. The next due date is xx/XX/2021. The current UPB reflected is in the amount of $xx.	xx:As per review of latest payment history as of xx/XX/2021 the loan is performing. The last payment was received on xx/XX/2021 in the total amount of $2,475.67 with the interest rate of 2.625% and P&I $1,993.59 for the due date of xx/XX/2021. The next due date is xx/XX/2021. The current UPB reflected is in the amount of $xx.
The loan has not been modified since origination.
As per PACER report borrower has not filed bankruptcy since loan origination.
No evidences have been found regarding the current/prior foreclosure proceedings.
The subject property is owner occupied and no visible damages were reported.
At the time of loan origination borrower was xx and owner of “DMS Realty aka SS xx” for 33 months. xx:xx:xx	Not Applicable	Final Title Policy Missing or error on the Rate Lock	Field: Age of Loan Loan Value: x Tape Value: x |---| -x |----| -xx.xxxxx% Comment: As per Tape data, age of loan reflect x. However, audit value reflect x. Tape Source: Initial Tape Type:
Field: Borrower #x Middle Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per Tape data, Borrower #x Middle name reflect Maqqul. However, note document reflect Marqui.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: $xxxxxx.xx   Tape Value: $xxxxxx.xx   Variance: $-xxxxx.xx   Variance %: -x.xxxxx%   Comment: As per Tape data, Original Appraised Value reflect $xx. However, appraisal document reflect $xx.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: As per Tape data Subject property type reflect Single Family. However, appraisal document reflect PUD( Single detached family with PUD rider) Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed charges that cannot increase test. Loan estimate dated 10/XX/2020 reflect Appraisal Fee at $480.00 However, Final CD dated 12/XX/2020 reflects Appraisal Fee at $725.00. This is a increase in fee of $245.00 for charges that cannot increase.

Loan failed charges that cannot increase test. Initial LE dated 10/XX/2020 reflects Transfer Taxes at $3493.00 However, Final CD dated 12/XX/2020 reflects Transfer Fee Taxes at $ 4044.5 (Transfer Taxes of $3493.00 Paid by Buyer and $551.50 Paid by Seller). This is an increase of $551.50 for charges that cannot increase."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase test. Loan estimate dated 10/XX/2020 reflect Appraisal Fee at $480.00 However, Final CD dated 12/XX/2020 reflects Appraisal Fee at $725.00. This is a increase in fee of $245.00 for charges that cannot increase.

Loan failed charges that cannot increase test. Initial LE dated 10/XX/2020 reflects Transfer Taxes at $3493.00 However, Final CD dated 12/XX/2020 reflects Transfer Fee Taxes at $ 4044.5 (Transfer Taxes of $3493.00 Paid by Buyer and $551.50 Paid by Seller). This is an increase of $551.50 for charges that cannot increase."
* Loan does not conform to program guidelines (Lvl 3)     "Seller Tape reflect following the issue, "Appraisal-Comps not supporting value (Property on Lake Gaston)""
* Missing Final Title Policy with applicable Alta endorsements. (i.e., Alta 8.1, 9) (Lvl 3)     xx
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock provided expired on 12/XX/2020 and the loan closed on 12/XX/2020. No lock extension found."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 46.45%, the Borrower income was $xx and total expenses are in the amount of
$6092.39 and the loan was underwritten by DU (Locator# xx ) and its recommendation is “Approve/Eligible” with a DTI of 44.63%."
* Qualified Mortgage DTI exceeds 43% (Lvl 2)     "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 46.45%, the Borrower income was $xx and total expenses are in the amount of
																																																																																								$6092.39 and the loan was underwritten by DU (Locator# xx ) and its recommendation is “Approve/Eligible” with a DTI of 44.63%."		Moderate	Not Covered	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
92824124	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,093.54	06/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,090.51	2.500%	360	xx	xx	VA	Fixed	Refinance	xx	xx	Streamline Refinance	Yes	xx	xx	25.000%	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	657	695	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of latest updated title report dated xx/XX/2021 the subject mortgage was originated on xx/XX/2021 in favor of MERS as nominee for xx in the amount of $xx which was recorded on xx/XX/2021 under Instru# xx The chain of assignment has been completed as the mortgage is currently with the current assignee xx

There is one judgment against the name of borrower in the amount of $3,730.99 which was recorded on xx/XX/2012 in favor of xx

The annual xx for 2020 have been paid in the amount of $5,093.54.
No prior year delinquent taxes have been found.	As per review of latest payment history as of xx/XX/2021 the loan is performing. The last payment was received on xx/XX/2021 in the total amount of $2,617.28 with the interest rate of 2.50% and P&I $2,090.51 for the due date of xx/XX/2021. The next due date is xx/XX/2021. The current UPB reflected is in the amount of $xx.	xx:As per review of latest payment history as of xx/XX/2021 the loan is performing. The last payment was received on xx/XX/2021 in the total amount of $2,617.28 with the interest rate of 2.50% and P&I $2,090.51 for the due date of xx/XX/2021. The next due date is xx/XX/2021. The current UPB reflected is in the amount of $xx.

The loan has not been modified since origination.
As per PACER report borrower has not filed bankruptcy since loan origination.
No evidences have been found regarding the current/prior foreclosure proceedings.
The subject property is owner occupied and no visible damages were reported.
At the time of loan origination borrower was working as “	Not Applicable	Final Title Policy	Field: Age of Loan Loan Value: x Tape Value: x |---| -x |----| -xx.xxxxx% Comment: Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: Unavailable   Tape Value: x.xxx%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Post-Close Housing Ratio per xxxx Loan Value: Unavailable Tape Value: x.xxx% Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable		* Missing Final Title Policy with applicable Alta endorsements. (i.e., Alta 8.1, 9) (Lvl 3) "Final Title Policy is missing in the loan file.Values are updated as per xx			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
25292990	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,461.71	06/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,165.13	3.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	18.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	757	Not Applicable	43.190%	First	Commitment	Not Applicable	$10,709.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2021 with the lender MERS as nominee for xx in the amount of $xx which was recorded on xx/XX/2021 with Instr | Book/Page# xx
No assignment found in the updated title, however, the subject mortgage is with the original lender MERS as nominee for xx.
The junior mortgage open against the subject property in the favor of xx   for the amount of $xx which was recorded on xx/XX/2021 with Instr | Book/Page#  xx
County 1st and 2nd installment taxes for the year of 2021 have been paid in the amount of $1,461.71.
No prior year’s delinquent taxes have been found.	As per the review of the payment history as of xx/XX/2021, the borrower is regular with his payments and the next payment is due for xx/XX/2021.The last payment was received on xx/XX/2021 which was applied for xx/XX/2021 and the amount of $1,422.50 xx. The P&I is in the amount of $1,165.13 with an interest rate of 3.250%. As per the payment history the current UPB is in the amount of $xx.	xx:The comment history is completely missing from the loan. Hence the details regarding the comment history are not available. Therefore COVID review has not been performed. However, as per the payment history shows that the borrower is performing with the loan. The borrower is regular with his payments and the next payment is due for xx/XX/2021.The last payment was received on xx/XX/2021 which was applied for xx/XX/2021 and the amount of $1,422.50 xx. The P&I is in the amount of $1,165.13 with an interest rate of 3.250%. As per the payment history the current UPB is in the amount of $xx.
As per the final application at the time of origination the borrower is working in xx xx DRI from xx/XX/2013 -xx/XX/2014. xx:xx:xx	Not Applicable	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan has failed Reimbursement Amount Validation Test and Consummation or Reimbursement Date Validation Test."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE result is Moderate as this loan has failed Charges That Cannot Increase Test."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan has failed Charges That Cannot Increase Test, because Initial LE dated 1/XX/2021 shows Flood Certification Fee at $10.00, however Final CD dated 1/XX/2021 shows Flood Certification Fee at $10.25. This is a fee increase of $0.25 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape data states the issue with the loan is "Program Eligibility - UW Qualifications UW - DPA program Not Eligible COMMENT: Loan ineligible for xx program - subject property is located in xx (xx County) which is not an approved city.""	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.190% as the Borrower income was $5,674.00 and total expenses are in the amount of $2,450.60 per AUS/LP (xx) and its recommendation is “Accept/Eligible” with a DTI of 43%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
87204725	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,316.23	06/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,076.78	3.125%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	623	Not Applicable	40.936%	First	Final policy	Not Applicable	$10,054.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2021 with the lender MERS as nominee for xx in the amount of $ 251,363.00 which was recorded on xx/XX/2020 with Instr | Book/Page# xx.
No assignment found in the updated title, however, the subject mortgage is with the original lender MERS as nominee for xx.
The junior mortgage open against the subject property in the favor of xx and xx for the amount of $xx which was recorded on xx/XX/2020 with Instr | Book/Page# xx.
County annual taxes for the year of 2021 have been paid in the amount of $1,316.23.
No prior year’s delinquent taxes have been found.	As per the review of the payment history as of xx/XX/2021, the borrower is regular with his payments and the next payment is due for xx/XX/2021.The last payment was received on xx/XX/2021 which was applied for xx/XX/2021 and the amount of $1,259.18 xx. The P&I is in the amount of $1,076.78 with an interest rate of 3.125%. As per the payment history the current UPB is in the amount of $xx.	xx:The collection comment as of xx/XX/2021 shows that the borrower is performing with the loan. The borrower is regular with his payments and the next payment is due for xx/XX/2021.The last payment was received on xx/XX/2021 which was applied for xx/XX/2021 and the amount of $1,259.18 xx. The P&I is in the amount of $1,076.78 with an interest rate of 3.125%. As per the payment history the current UPB is in the amount of $xx.
The loan was not modified since origination.
The review of the collection comment shows no indication of post-closing foreclosure activity. No information pertaining to bankruptcy has been found.
No comments have been found regarding the borrower’s income impacted due to covid-19 pandemic. There are no comments found related to the subject property condition.
At time of origination Borrower is working in xx of :xx	Not Applicable	Missing or error on the Rate Lock	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: MI certificate is missing from the loan file. Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xx (Days)   Variance %:    Comment: The last payment was received on x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xxx.xxx%   Tape Value: xxx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: As per tape data Original CLTV Ratio Percent is xxx.xxx%. but, The Audit value is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: As per tape data Original LTV Ratio Percent is xx.xxx%. but, The Audit value is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: As per tape data Post-Close DTI per xxxx is xx.xxx%. but, The Audit value is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Post-Close Housing Ratio per xxxx Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: -x.xxx% Variance %: -x.xxxxx% Comment: As per tape data Post-Close Housing ratio per xxxx is xx.xxx%. but, The Audit value is xx.xxxx%. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan has failed Reimbursement Amount Validation Test and Consummation or Reimbursement Date Validation Test."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule as the loan is failed for QM safe Harbor threshold test as APR (4.290%) is exceeded APOR (4.270%) by 0.020%. The APR threshold is 4.270% and the subject loan is escrowed one.

Qualified Mortgage Safe Harbor Threshold: FAIL     Charged: 4.290%    Allowed: 4.270%    Over by: +0.020%"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan has failed Charges That Cannot Increase Test, because Initial LE dated 11/XX/2020 shows Loan Origination Fee at $2,470.00 and Flood Certification Fee at $10.00, however Final CD dated 12/XX/2020 shows Loan Origination Fee at $2,470.40 and Flood Certification Fee at $10.25. This is a fee increase of $0.65 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape reflects following issue - " Repurchased loan due to loan being Uninsurable- Loan did not the two months PITI reserve requirement for the product type with investor (CO Hosing).""
* Missing or error on the Rate Lock Document (Lvl 3) "Rate Lock Agreement is missing from Loan Document."	* Higher Price Mortgage Loan (Lvl 2) "This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

																																																																																								Higher-Priced Mortgage Loan Test: FAIL Charged: 4.290% Allowed: 4.270% Over by: +0.020%"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
55843327	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,398.49	04/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$732.39	4.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	634	Not Applicable	50.389%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2019 with the lender MERS as nominee for xx in the amount of $xx which was recorded on xx/XX/2019 with Instr | Book/Page# xx.
No assignment found in the updated title, however, the subject mortgage is with the original lender MERS as nominee for xx.
The subject mortgage is at first lien position as there are no active liens or judgment against the borrower or subject property.
Combined first installment taxes for the year of 2020 have been paid in the amount of $ 2,398.49.
Combined second installment taxes for the year of 2020 have been due in the amount of $2,398.49.
No prior year’s delinquent taxes have been found.	As per the review of the payment history as of xx/XX/2021, the borrower has been delinquent for 1 month and the next payment is due for xx/XX/2021.The last payment was received on xx/XX/2021 which was applied for xx/XX/2021 and the amount of $1,212.63 xx. The P&I is in the amount of $732.39 with an interest rate of 4.750%. As per the payment history the current UPB is in the amount of $xx.	xx:The collection comment as of xx/XX/2021 shows that the loan is in collection. The borrower has been delinquent for 1 month and the next payment is due for xx/XX/2021.The last payment was received on xx/XX/2021 which was applied for xx/XX/2021 and the amount of $1,212.63 xx. The P&I is in the amount of $732.39 with an interest rate of 4.750%. As per the payment history the current UPB is in the amount of $xx.
The loan was not modified since origination.
The review of the collection comment shows no indication of post-closing foreclosure activity. No information pertaining to bankruptcy has been found.
At time of origination Borrower is working in Jxx from 6 months.
The collection comment dated xx/XX/2020; states that the borrower’s income has been impacted by covid19 and the reason for default are loss of income. The collection comment dated xx/XX/2020 states that, the forbearance plan was offered to the borrower and the payment start from xx/XX/2020 in the amount of $2000.00.  As per the latest collection comment dated xx/XX/2021, the forbearance plan has been ended on xx/XX/2020.
There are no comments found related to the subject property condition. xx:xx:xx	Not Applicable	HUD-1 Closing Statement Origination Appraisal	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Lender Does not require MI. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final Closing Disclosure is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape reflects the following issue,Repurchased loan due to delinquency - loan was covered by a 5 Year Recourse Agreement that deferred repurchase until borrower became delinquent which triggered a Repurchase.Forbearance at previous servicer ended 12/2020, nothing negatively reported to credit agency during that time."
																																																																																							* Missing Appraisal (Lvl 3) "Appraisal Report is missing in the loan file."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 50.389% as the Borrower income was $2,426.67 and total expenses are in the amount of $1,222.78 per AUS/LP (Locatorxx) and its recommendation is “Accept/Eligible” with a DTI of 50%."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
96022544	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$962.82	06/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$813.04	3.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	709	Not Applicable	27.031%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2021, the subject mortgage was originated on 05/XX/2021with the lender xx in the amount of $xx which was recorded on xx/XX/2021 with Instr | Book/Page#
No assignment found in the updated title, however, the subject mortgage is with the original lender xx.
The junior mortgage open against the subject property in the favor of xx for the amount of $10,000.00  which was recorded on xx/XX/2021 with Instr | Book/Page#
County 2nd installment taxes for the year of 2021 have been due in the amount of $962.82.
County 1st installment taxes for the year of 2021 have been paid in the amount of $962.82.

No prior year’s delinquent taxes have been found.	The full payment history is missing from the loan. Hence unable to determine the details regarding the payment history, last payment received date, P&I and next due date. However as per the tape data the as of date is xx/XX/2021 and the next due date is on xx/XX/2021.The last payment was received on xx/XX/2021 which was applied for xx/XX/2021 and the amount of $1,121.71 xx. The P&I is in the amount of $813.04 with an interest rate of 3.875%. As per the tape data payment history the current UPB is in the amount of $xx.	xx:The comment history is completely missing from the loan. Hence the details regarding the comment history are not available. Therefore COVID review has not been performed. However, as per the payment history tape data reflecting that the borrower is performing with the loan and the next due date is on xx/XX/2021. The tape data reflecting the UPB is in the amount of $xx.

As per the final application at the time of origination the borrower is working in xx as xx from 3 years, the job start date on xx/XX/2019. xx:xx:xx	Not Applicable	HUD-1 Closing Statement	Field: MI Company Loan Value:xx Tape Value: Other |---| |----| Comment: Insurance doc reflect the MI company namexx. Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent Loan Value: xx.xxx% Tape Value: xxx.xxx% Variance: -x.xxx% Variance %: -x.xxxxx% Comment: Appraisal Value $xx and Loan amount $xx. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final Closing Disclosure Hand Signed by Borrower is missing from loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Seller Tape reflects following issue.
This loan is not in compliance due to a TRID violation; the APR increased by more than .125% on Final closing disclosure received 5/5. The borrower was not given an additional 3 day wait period and loan closed 5/XX/2021.

																																																																																							The (4.082) APR disclosed on the Prior Closing Disclosure is inaccurate when compared to the Last Closing Disclosure APR (4.34)."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
62529365	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$849.09	05/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$855.18	3.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	43.678%	First	Final policy	Not Applicable	$7,000.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2020 with the lender MERS as nominee for xx in the amount of $xx which was recorded on xx/XX/2021 with Instr | Book/Page#xx
No assignment found in the updated title, however, the subject mortgage is with the original lender MERS as nominee for xx.
The junior mortgage open against the subject property in the favor of MERS as nominee for xx for the amount of $7000.00 which was recorded on xx/XX/2021 with Instr | Book/Page# xx
There is state tax lien against the borrower xx  in the amount of $660.36 which was filed by State of xx,   which was recorded on xx/XX/2021.

Combined annual taxes for the year of 2020 have been paid in the amount of $849.09.
No prior year’s delinquent taxes have been found.	As per the review of the payment history as of xx/XX/2021, the borrower is regular with his payments and the next payment is due for xx/XX/2021.The last payment was received on xx/XX/2021 which was applied for xx/XX/2021 and the amount of $1,116.23 xx. The P&I is in the amount of $855.18 with an interest rate of 3.250%. As per the payment history the current UPB is in the amount of $xx.	xx:The collection comment as of xx/XX/2021 shows that the borrower is performing with the loan. The borrower is regular with his payments and the next payment is due for xx/XX/2021.The last payment was received on xx/XX/2021 which was applied for xx/XX/2021 and the amount of $1,116.23 xx. The P&I is in the amount of $855.18 with an interest rate of 3.250%. As per the payment history the current UPB is in the amount of $xx.
The loan was not modified since origination.
The review of the collection comment shows no indication of post-closing foreclosure activity. No information pertaining to bankruptcy has been found.
No comments have been found regarding the borrower’s income impacted due to covid-19 pandemic. There are no comments found related to the subject property condition.
Unable to be determine the borrower’s employment details due to the final application is missing from the loan file. xx:xx:xx	Not Applicable	Credit Application	Field: Last Payment Received Date Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx |---| -x (Days) |----| Comment: The last payment was received on x/XX/xxxx. Tape Source: Initial Tape Type:	3: Curable	* Application Missing (Lvl 3) "An executed copy of final 1003 is missing from the loan file."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "1. This loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

2. This loan failed the closing or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date)."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE Risk indicator is "Moderate" due to following factors:

1. This loan failed the charges that cannot increase test. Missing valid COC for a total fee increased of $558.75 on final CD dated 12/XX/2018. There is a total fee increased of $558.75 for a Non-Shoppable Fee which exceeded the 0% tolerance for Non-Shoppable Fees.

2. This loan failed the charges that in total cannot increase more than 10% test. Missing valid COC for a total fees increased of $111.20 on final CD dated 12/XX/2020.
The final CD reflects the cumulative Fees in B section increased of 14.783% with the amount of $111.20 in Creditor's Providers Fees which exceeded the 10% tolerance for Creditor's Providers fees and a valid COC is required."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "1. This loan failed the charges that cannot increase test. Missing valid COC for a total fee increased of $558.75 on final CD dated 12/XX/2018. There is a total fee increased of $558.75 for a Non-Shoppable Fee which exceeded the 0% tolerance for Non-Shoppable Fees.

2. This loan failed the charges that in total cannot increase more than 10% test. Missing valid COC for a total fees increased of $111.20 on final CD dated 12/XX/2020.
The final CD reflects the cumulative Fees in B section increased of 14.783% with the amount of $111.20 in Creditor's Providers Fees which exceeded the 10% tolerance for Creditor's Providers fees and a valid COC is required."
* Loan does not conform to program guidelines (Lvl 3)     "The provided Seller’s tape is showing the following alert s-

1. The investor is denying the loan for purchase it due to the timing from the closing to purchase is exceeded the allowable time period per program guidelines. The subject loan was originally approved for the 4/1 purchase but SC Housing came back and denied the loan.

																																																																																							2. Note was rerouted from the incorrect investor and was delivered to SC Housing on 3/12. The borrower did not make 3/1 payment until 3/17."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.678% as the Borrower’s income is $2,866.93 and total expenses are in the amount of $1,252.23 and the loan was underwritten by AUS/DU (xx & its recommendation is “Approve/Eligible” and DTI is showing in it as 43.67%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
76903618	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,157.44	06/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$969.73	2.990%	360	xx	xx	USDA	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	715	Not Applicable	35.270%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2020 and recorded on xx/XX/2020.
Chain of assignment has been completed. Currently, the mortgage is with MERS as nominee for xx which was recorded on xx/XX/2020.
There is a judgment in the amount of xx which was recorded on xx/XX/2009 in the favor of xx Corp II.
1st installment taxes for the year of 2021 have been paid in the amount of $578.72.
2nd installment taxes for the year of 2021 have been due in the amount of $578.72.
No prior year delinquent taxes have been found.	As per the review of the payment history, the borrower has been current with the loan and the next payment is due for xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $1,304.02 which was applied for xx/XX/2021. The UPB is $xx. The current P&I is $969.73 and PITI is $1,304.02.	xx:
The present status of the loan is in performing and the next due date of regular payment is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $1,304.02 which was applied for xx/XX/2021. No repairs and damages have been found. The RFD is unable to be determined. No comments have been found stating the borrower’s income was impacted by Covid.
The borrower xx has been working at :xx	Not Applicable	Mortgage Insurance	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: As per Tpae data, Lender G/L doesn't require MI. However, Audit value reflect as not applicable. Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xxx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral Value used for CLTV: $xx. Loan Amount: $xx. CLTV=xxx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xxx.xxx% Tape Value: xx.xxx% Variance: x.xxx% Variance %: x.xxxxx% Comment: Collateral Value used for LTV: $xx. Loan Amount: $xx. LTV=xxx.xxx%. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "TRID Violation due to a fee addition on Final CD dated 08/XX/2020. The Final CD shows an added fee of $905.00 which did not appear on previous LE or CDs. This is a fee increase of $905.00 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "TRID Violation due to a fee addition on Final CD dated 08/XX/2020.  LE dated 07/XX/2020 reflects a Flood Certification - Single Charge or Life of Loan of $10.00, however, Final CD dated 08/XX/2020 reflects a Flood Certification - Single Charge or Life of Loan of $10.25.  This is a fee increase of $0.25 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation due to a fee addition on Final CD dated 08/XX/2020.  The Final CD shows an added fee of $905.00 which did not appear on previous LE or CDs.  This is a fee increase of $905.00 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."
																																																																																							* MI, FHA or MIC missing and required (Lvl 3) "This is USDA loan reflects originated note date 8/XX/2020."	* Loan does not conform to program guidelines (Lvl 2) "Seller Tarp data reflect following issue, "Re purchased loan due to loan being Un insurable - Taxes were calculated incorrectly, using $104.83/mo instead of $196.84/mo. With the actual taxes the DTI increases from 32.782% to 35.270% & exceeds guidelines. Loan denied by USDA.""		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
11950324	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,176.00	06/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,454.36	2.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	46.507%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2021 and recorded on xx/XX/2021.
Chain of assignment has been completed. Currently, the mortgage is with
MERS as nominee for xx
No active judgments or liens have been found.
The taxes information snot mentioned.	As per the review of the payment history, the borrower has been current with the loan and the next payment is due for xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $2,300.00 which was applied for xx/XX/2021. The UPB is $xx. The current P&I is $1,454.36 and PITI is $2,300.00.	xx:The present status of the loan in performing and the next due date of regular payment xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $2,300.00 which was applied for xx/XX/2021. No repairs and damages have been found. The RFD is unable to be determined. The collection comments are missing. Therefore COVID review has not been performed. The comments are missing from xx/XX/2021 to xx/XX/2021. The borrower xx has been working at xx as a xx for 19 years 6 months. xx:xx:xx	Not Applicable	Field: Borrower #x Middle Name Loan Value: xx Tape Value: xx |---| |----| Comment: Borrowerx middle name is xx but tape shows it as "xx." Tape Source: Initial Tape Type:
Field: Number Of Units   Loan Value: x   Tape Value: x   Variance: x   Variance %: xxx.xxxxx%   Comment: Number of units are x but tape shows as x.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: x Family Tape Value: PUD Variance: Variance %: Comment: Subject property is a x Family but tape shows it as PUD. Tape Source: Initial Tape Type:	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 46.33% as the Borrower’s income is $xx and total expenses are in the amount of $5,114.61 and the loan was underwritten by latest post-closing AUS/LP dated 04/XX/2021 (Locator#xx) & its recommendation is “Accept/Ineligible” and DTI is showing in it as 46.33%. Elevating for client review. Details not provided in file as to why post closing DU ran but came back as accept/ineligible."	* ComplianceEase Exceptions Test Failed (Lvl 3) "1. This loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

2. This loan failed the closing or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date).

3. This loan failed the TRID disclosure dates and personal delivery validation test. This loan contains a  Revised Closing Disclosure Receipt Date (03/XX/2021) that is after the Revised Closing Disclosure Delivery Date (03/XX/2021). However, the method of delivery is marked as "Personal."

4. This loan failed the Pennsylvania license validation test (PA HB 2179 Section 6111). The Pennsylvania HB 2179 requires non-exempt mortgage lenders engaged in the business of making mortgage loans to be licensed, effective November 5th, 2008."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan failed the charges that cannot increase test. Missing valid COC for a total fee increased total in the amount of $3,749.00 on final CD dated 03/XX/2021.
Provided initial LE dated 01/XX/2021 reflects the Transfer Fee as $0.00, however, the final CD reflected it as $3,749.00. There is a total fee increased of $3,749.00 for a Non-Shoppable Fee which exceeded the 0% tolerance for Non-Shoppable Fees."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "The provided Seller’s tape is showing an alert that maximum LTV for a 2-4 family, owner occupied is 85% but this one is at 95%."	* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TILA finance charge test. The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate because it is understated by more than $100. Subject loan is a purchase, originated on 3/XX/2021 and the SOL is 1 year."		Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
53891546	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$3,402.16	06/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,743.65	2.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	790	Not Applicable	49.473%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2021 and recorded on xx/XX/2021.
Chain of assignment has been completed. Currently, the mortgage is with
MERS as nominee for xx which was recorded on xx/XX/2021.
There is a DOJ in the amount of xx which was recorded on xx/XX/2012 in the favor of xx
There is a hospital line in the amount of $2161.01 which was recorded on xx/XX/2016 in the favor of xx
There is a judgment in the amount of $235 which was recorded on xx/XX/2016 in the favor of xx,
Annual taxes for the year of 2020 have been paid in the amount of $3317.56.
No prior year delinquent have been found.	As per the review of the payment history, the borrower has been current with the loan and the next payment is due for xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $2,814.90 which was applied for xx/XX/2021. The UPB is $xx. The current P&I is $1,743.65 and PITI is $2,814.90.	xx:The present status of the loan and the next due date of regular payment xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $2,814.90 which was applied for xx/XX/2021. No repairs and damages have been found. The RFD is unable to be determined. The collection comments are missing. Therefore COVID review has not been performed. The comments are missing from xx/XX/2021 to xx/XX/2021.
The borrower xx has been working at xx and xx as an xx:xx:xx	Not Applicable	Hazard Insurance Missing Dicsloures Missing or error on the Rate Lock Missing Required Disclosures	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Tape data reflects "NO" and the audit value reflects "Not Applicable". Tape Source: Initial Tape Type:
Field: Post-Close Housing Ratio per xxxx   Loan Value: xx.xxx%   Tape Value: x.xxx%   Variance: xx.xxx%   Variance %: xx.xxxxx%   Comment: The Borrowers monthly income is $xxxx.xx and the present housing expenses is $xxxx.xx and the after subject proposed payment is $xxxx.xx and the debts is $xxx.xx. Hence this reflects the post-close housing ratio per xxxx.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "TRID Violation due to a fee addition on Final CD dated 03/XX/2021. LE dated 11/XX/2020 reflects a Transfer Taxes of $5,989.00, however, Final CD dated 03/XX/2021 reflects a Transfer Taxes of $5,989.38. This is a fee increase of $0.38 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation due to a fee addition on Final CD dated 03/XX/2021.  The Final CD shows an added fee of $3,446.18 which did not appear on previous LEs.  This is a fee increase of $3,446.18 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate Lock Agreement is missing from loan file."
* Missing Required Disclosures (Lvl 3)     "Homeownership Counseling Organizations Disclosure is missing from loan file."
* Missing Required Disclosures (Lvl 3)     "List of Service Providers is missing from loan file."
* Required Documentation Missing or Incomplete (Lvl 3) "Your home loan toolkit is missing from loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 39.23% DTI but did not calc income correctly per tape. If using correct full P&L, DTI may be over 70%. Unable to rely on docs in file and unable to calc ATR."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.473% as the Borrower income was $8,117.34 and total expenses are in the amount of $804.00 per AUS/DU xx ) and its recommendation is “Approve/Eligible with 49.14%.”."
																																																																																								* Missing proof of hazard insurance (Lvl 2) "Hazard Insurance document is missing from loan file."		Moderate	Pass	Pass	No Result	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
91000055	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,429.57	06/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,924.94	2.625%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Unavailable	Not Applicable	55.635%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2021 and recorded on xx/XX/2021.
Chain of assignment has been completed. Currently, the mortgage is with MERS as nominee for xx  which was recorded on xx/XX/2021.
There is a state tax lien in the amount of $8682.90 which was recorded on xx/XX/2004 in the favor of xx
There is an IRS lien in the amount of xx which was recorded on xx/XX/2006 in the favor of xx
There are multiple judgments in the amount of xx which were recorded on different dates with different plaintiffs.
1st and 2nd installment taxes of 2020 have been paid in the amount of $4496.01.
1st and 2nd installment taxes of 2020 have been paid in the amount of $9558.23.
No prior year delinquent taxes have been found.	As per the review of the payment history, the borrower has been current with the loan and the next payment is due for xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $3,477.03 which was applied for xx/XX/2021. The UPB is $xx. The current P&I is $1,924.92 and PITI is $3,477.03.	xx:The present status of the loan is in performing and the next due date of regular payment is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $3,477.03 which was applied for xx/XX/2021. No repairs and damages have been found. The RFD is unable to be determined. The collection comments are missing. Therefore COVID review has not been performed. The comments are missing from xx/XX/2021 to xx/XX/2021.
The borrower xx has been working at xx as a xx for 3 years. xx:xx:xx	Not Applicable	Mortgage Insurance Origination Appraisal	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: Yes |---| |----| Comment: Tape Source: Initial Tape Type:
Field: MI Coverage Amount   Loan Value: Not Applicable   Tape Value: xx.xxx%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: $xxxxxx.xx   Tape Value: $xxxxxx.xx   Variance: $xxxx.xx   Variance %: x.xxxxx%   Comment: as per the note document original loan amount is $xxxxxx.xx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: x.xxx% Variance %: x.xxxxx% Comment: Tape Source: Initial Tape Type:	3: Curable	* Intent to Proceed Missing (Lvl 3) "An executed copy of Intent to proceed disclosure is missing from the loan file."
* Loan does not conform to program guidelines (Lvl 3)     "The provided Seller’s tape is showing an alert that  the subject loan is not insurable due to expiring Case# & canceling HUD."
* MI, FHA or MIC missing and required (Lvl 3)     "FHA MI Certificate is missing from the loan file."
																																																																																							* Missing Appraisal (Lvl 3) "A copy of Appraisal Report at origination is missing from loan file."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The subject loan is a FHA Purchase. The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 55.64% as the Borrower’s income is $7,429.23 and total expenses are in the amount of $4,133.27 and the loan was underwritten by AUS/DU (Locator#xx & its recommendation is “Approve/Eligible” and DTI is showing in it as 55.64%."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
14267883	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$12,171.15	06/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,693.64	2.500%	180	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	772	Not Applicable	49.913%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2020 with the lender MERS as nominee for xx, xx
There is one senior mortgage against the subject property in the favor of MERS as nominee for xx  for the amount of $xx which was recorded on xx/XX/2015.
No active liens and judgments have been found.
Combined annual taxes for the year of 2021 have been paid in the amount of $5366.89.
Village annual taxes for the year of 2021 have been paid in the amount of $383.91
School annual taxes for the year of 2020 have been paid in the amount of $6484.55.
No prior year delinquent taxes have been found.	According to the payment history as of xx/XX/2021, the borrower is current with the loan and the next due date is xx/XX/2021. Last payment was received on xx/XX/2021 in the amount of $2845.09. Current P&I is $1693.64 and the interest rate of 2.500%. The new UPB is reflected in the amount of $xx.	xx:The loan present status is performing.
According to the payment history as of xx/XX/2021, the borrower is current with the loan and the next due date is xx/XX/2021. Last payment was received on xx/XX/2021 in the amount of $2845.09. Current P&I is $1693.64 and the interest rate of 2.500%. The new UPB is reflected in the amount of $xx.
The loan was not modified since origination.
Currently, the borrower is working at the xx from 3 years 7 months.
No foreclosure activity has been found.
No bankruptcy details have been found.
Subject property occupancy is unable to be determined. No damage and repairs have been found. xx:xx:xx	Not Applicable	HUD-1 Closing Statement Missing Initial Closing Disclosure Missing or error on the Rate Lock Origination Appraisal	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: NA Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "CE Risk indicator is "Elevated" since this loan has points and fees that exceed the points and fees threshold. The loan amount is $xx or more, and the transaction's total points and fees is $9,262.68, which exceeds 3 percent of the total loan amount of $xx."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3)     "ComplianceEase did not test TRID Tolerance test due to missing initial Closing Disclosure from the loan file."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Provided copy of final CD (xx is ineligible since points & fees are unable to read from the copy."
* Missing Appraisal (Lvl 3)     "A copy of Appraisal Report at origination is missing from loan file."
* Missing Initial Closing Disclosure (Lvl 3)     "An executed copy of initial CD is missing from the loan file."
* Missing or error on the Rate Lock Document (Lvl 3) "An executed copy of Rate Lock Agreement is missing from the loan file."	* GSE Points and Fees Test Violations (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 50% as the Borrower’s income is $7,503.26 and total expenses are in the amount of $3,745.09 and the loan was underwritten by AUS/LP (xx) & its recommendation is “Accept/Eligible” and DTI is showing in it as 50%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
89252963	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$459.00	$470.00	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,197.08	4.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	Yes	704	Not Applicable	20.524%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021, the subject mortgage was originated in xx/XX/2021 and recorded on xx/XX/2021.
Chain of assignment has been working at MERS as nominee for xx  which was recorded on xx/XX/2021.
No active judgments or liens found.
Annual taxes of 2020 have been delinquent in the amount of $505
Annual taxes of 2019 have been paid in the amount of $459.
No prior year delinquent taxes have been found.	As per the review of the payment history, the loan has been current with the loan and the next payment is due for xx/XX/2021. The first payment is due for xx/XX/2021. The P&I and PITI is $1,197.08. The UPB is $xx.	xx:The present status of the loan is in performing and the next payment is due for xx/XX/2021. The first payment is due for xx/XX/2021. The collection comments are missing. Therefore COVID review has not been performed. The comments are missing from xx/XX/2021 to xx/XX/2021.
The borrower xx has been working at as an Owner for 6 years 1 month. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Borrower First Name Loan Value: Miguel Angel Tape Value: Campos |---| |----| Comment: As per tape data Borrower First Name is Campos. but, The aufit value is Miguel Angel. Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: Alvares Campos   Tape Value: Alvares   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx Loan Value: xx.xxx% Tape Value: x.xxx% Variance: xx.xxx% Variance %: xx.xxxxx% Comment: A per tape data Post- Close DTI per xxxx is x.xxx%. but, The Audit value is xx.xxx%. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "1. This loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

2. This loan failed the closing or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date)."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "1. This loan failed the charges that cannot increase test. Missing valid COC for a total fee increased of $325.00 on final CD dated 05/XX/2021. There is a total fee increased of $325.00 for a Non-Shoppable Fee which exceeded the 0% tolerance for Non-Shoppable Fees.

2. This loan failed the charges that in total cannot increase more than 10% test. Missing valid COC for a total fees increased of $1.10  on final CD dated 05/XX/2021.
The final CD reflects the cumulative Fees in B section increased of 10.093% with the amount of $1.10 in Creditor's Providers Fees which exceeded the 10% tolerance for Creditor's Providers fees and a valid COC is required."
* Loan does not conform to program guidelines (Lvl 3)     "The provided Seller’s tape is showing an alert that the subject loan has conforming fixed 30 Year. Provided AUS is ineligible which was run after the closing to correct the subject property type to "Manufactured Housing" and AUS now has a recommendation as "Refer/Ineligible" for delivery."
* Missing or error on the Rate Lock Document (Lvl 3) "An executed copy of Rate Lock Agreement is missing from the loan file."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "CE Risk indicator is "Moderate" due to following factors:

1. This loan failed the charges that cannot increase test. Missing valid COC for a total fee increased of $325.00 on final CD dated 05/XX/2021. There is a total fee increased of $325.00 for a Non-Shoppable Fee which exceeded the 0% tolerance for Non-Shoppable Fees.

2. This loan failed the charges that in total cannot increase more than 10% test. Missing valid COC for a total fees increased of $1.10  on final CD dated 05/XX/2021.
The final CD reflects the cumulative Fees in B section increased of 10.093% with the amount of $1.10 in Creditor's Providers Fees which exceeded the 10% tolerance for Creditor's Providers fees and a valid COC is required.

3. This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.

Higher-Priced Mortgage Loan Test: FAIL     Charged: 4.768%      Allowed: 4.740%      Over by: +0.028%"
* Higher Price Mortgage Loan (Lvl 2)     "This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.

Higher-Priced Mortgage Loan Test: FAIL     Charged: 4.768%      Allowed: 4.740%      Over by: +0.028%"
																																																																																								* Property is Manufactured Housing (Lvl 2) "Home is affixed. An Appraisal Report at the origination located at “xx Pxx” shows the type of subject property as a manufactured home. However, the Manufacture of Home Rider is located at “xx. There is no copy of final TPOL in the loan file to confirm ALTA -7.1 for the subject Manufacture Home.. Also,xx The tax certificate attached with the updated title shows separate assessment for land and improvements"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
63001133	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$1,228.54	$2,254.20	06/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,185.97	3.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	699	780	31.717%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021, the subject mortgage was originated in xx/XX/2021 and recorded on xx/XX/2021.
Chain of assignment has been working at MERS as nominee for xx  which was recorded on xx/XX/2021.
No active judgments or liens found.
1st installment county taxes of 2020 have been delinquent in the amount of $1228.54.
2nd installment county taxes of 2020 have been due in the amount of $1127.10.
No prior year delinquent taxes have been found.	As per the review of the payment history, the loan has been current with the loan and the next payment is due for xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $1,728.64 which was applied for xx/XX/2021. The current P&I is $1,185.97 and PITI is $1,728.64. The UPB is $xx.	xx:
The present status of the loan is in performing and the next payment is due for xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $684.14 which was applied for xx/XX/2021.  The RFD is unable to be determined. No comments have been found stating the borrower’s income was impacted by Covid.
The borrower xx has been working at xx as a xx year 3 months. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Post-Close DTI per xxxx Loan Value: xx.xxx% Tape Value: x.xxx% |---| xx.xxx% |----| xx.xxxxx% Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "ComplianceEase did not test TRID Tolerance test due to missing initial LE from the loan file."
* Loan does not conform to program guidelines (Lvl 3)     "The provided Seller’s tape is showing an alert that the subject loan has conforming fixed 30 year. Home buyer Education was required , but not completed. Hence the loan is ineligible for delivery."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "An executed copy of Rate Lock Agreement is missing from the loan file."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
81848339	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$2,414.17	$2,414.17	07/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,092.24	3.625%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	645	Not Applicable	25.075%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2021 with the lender MERS as nominee for xx. for the amount of $xx. No assignments have been found. There is one water sewer liens against the subject property in the favor of xx of for the amount of $893.17 which was recorded on xx/XX/2021. Annual combined taxes for the year of 2021 are delinquent in the amount of $2414.17 which was due on xx/XX/2021 and they are good through till xx/XX/2021. No prior year delinquent taxes have been found.	According to the payment history as of xx/XX/2021, the borrower is current with the loan and the next due date is xx/XX/2021. Last payment was received on xx/XX/2021 in the amount of $1319.11. Current P&I is $1092.11 and the interest rate of 3.625%. The new UPB is reflected in the amount of $xx.	xx:The loan present status is performing. According to the payment history as of xx/XX/2021, the borrower is current with the loan and the next due date is xx/XX/2021. Last payment was received on xx/XX/2021 in the amount of $1319.11. Current P&I is $1092.11 and the interest rate of 3.625%. The new UPB is reflected in the amount of $xx. Currently, the borrower is working at the xx as a xx from 7 years. No foreclosure activity has been found. No bankruptcy details have been found. Subject property occupancy is unable to be determined. No damage and repairs have been found. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: x Tape Value: x |---| x |----| xxx.xxxxx% Comment: Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Loan amount is $xx and Appraised value of the subject property is $xx.Hence, CLTV Calculated Ratio is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Loan amount is $xx and Appraised value of the subject property is $xx.Hence, LTV Calculated Ratio is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xxxx   Tape Value: xxxx   Variance:    Variance %:    Comment: Property Stress Address reelect as xxxx    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: No Cash-Out   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-x   Loan Value: Refinance   Tape Value: Cash Out   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: xxx Tape Value: xxx Variance: -x Variance %: -x.xxxxx% Comment: Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Seller tape reflect the following issue,"Full appraisal obtain post closing, question assets verification".Supporting document to validate the issue is missing from the loan document."
* Missing or error on the Rate Lock Document (Lvl 3) "A copy of Rate Lock Agreement is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Finance charge disclosed on Final CD as $xx. Calculated Finance Charge is $xx.Loan fails TILA Finance Charge Test for an under disclosed amount of $180.00.
Reason for Finance Charge under disclosure is unknown as the Fee Itemization and the Compliance Findings are missing. Subject loan is a refinance, originated on 1/XX/2021 and the SOL is 3 years.

Finance charge disclosed on Final CD as $xx. Calculated Finance Charge is  $xx.Loan fails TILA Foreclosure Rescission Finance Charge Test for an under disclosed amount of $180.00.Reason for Finance Charge under disclosure is unknown as the Fee Itemization and the Compliance Findings are missing. Subject loan is a refinance, originated on 1/XX/2021 and the SOL is 3 years."
* ComplianceEase TILA Test Failed (Lvl 2)     "Finance charge disclosed on Final CD as $xx. Calculated Finance Charge is  $xx.Loan fails TILA Finance Charge Test for an under disclosed amount of $180.00.
Reason for Finance Charge under disclosure is unknown as the Fee Itemization and the Compliance Findings are missing. Subject loan is a refinance, originated on 1/XX/2021 and the SOL is 3 years.

Finance charge disclosed on Final CD as $xx. Calculated Finance Charge is  $xx.Loan fails TILA Foreclosure Rescission Finance Charge Test for an under disclosed amount of $180.00.Reason for Finance Charge under disclosure is unknown as the Fee Itemization and the Compliance Findings are missing. Subject loan is a refinance, originated on 1/XX/2021 and the SOL is 3 years."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase in total more than 0% tolerance test.Initial LE dated 8/XX/2020 reflects Credit Report Fee $69.00 However, Final  CD dated 1/XX/2021 reflect the Credit Report Fee at $ 69.25.This is an increase of $ 0.25 for charges that cannot increase 0% Tolerance test.Valied COC for the Increase Of Credit Report Fee is missing from the loan documents. Subject loan is a refinance, originated on 1/XX/2021 and the SOL is 3 years.

																																																																																								Loan failed charges that cannot decrease test. Revised LE dated 12/XX/2020 reflects Non-specific lender credit at $1,615.00.However, Final CD dated 1/XX/2021 reflects Non-specific lender credit at $1,611.84. This is decrease of $3.16for charges that cannot decrease Valid COC for the decrease in NSLC is missing from the loan documents. Subject loan is a refinance, originated on 1/XX/2021 and the SOL is 3 years."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
74983412	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$240.60	06/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$955.25	3.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	662	725	28.747%	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2020 with the lender MERS as nominee for xx for the amount of $xx which was recorded on xx/XX/2020. No assignments have been found. No active liens and judgments have been found. First county installment taxes for the year of 2021 have been paid in the amount of $240.61 and the second installment taxes are due in the amount of $240.61 which was due on xx/XX/2021. No prior year delinquent taxes have been found.	According to the payment history as of xx/XX/2021, the borrower is current with the loan and the next due date is xx/XX/2021. Last payment was received on xx/XX/2021 in the amount of $1,437.85. Current P&I is $955.25 and the interest rate of 3.000%. The new UP is reflected in the amount of $xx.	xx:The loan present status is performing.
According to the payment history as of xx/XX/2021, the borrower is current with the loan and the next due date is xx/XX/2021. Last payment was received on xx/XX/2021 in the amount of $1,437.85. Current P&I is $955.25 and the interest rate of 3.000%. The new UP is reflected in the amount of $xx.
Currently, the borrower is working at the xx as a xx from 5 years.
No foreclosure activity has been found.
No bankruptcy details have been found.
Subject property occupancy is unable to be determined. No damage and repairs have been found. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: x Tape Value: x |---| -x |----| -xx.xxxxx% Comment: Tape Source: Initial Tape Type:
Field: Last Payment Received Date Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx Variance: xx (Days) Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the reimbursement amount validation test.
The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

This loan failed the closing or reimbursement date validation test.
The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE result is Moderate as this loan has failed Charges That Cannot Increase Test."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation due to a fee addition on Initial CD dated 11/XX/2020.  The Initial CD shows an added fee Transfer Taxes of $4361.00 which did not appear on previous LEs.  This is a fee increase of $4361.00 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees.

TRID Violation due to a fee increase on LE dated 10/XX/2020.  LE dated 09/XX/2020 reflects a Tax Service Fee at $66.00, however, Revised LE dated 10/XX/2020 reflects the Tax Service Fee at $85.  This is a fee increase of $19.00 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees.

TRID Violation due to a fee addition on LE dated 10/XX/2020.  The LE shows an added fee Flood Transfer Fee of $10.00 which did not appear on previous LEs.  This is a fee increase of $10.00 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape reflects the following issues: "Unsaleable due to compliance. COCD 10/9. However, it wasn't disclosed until 10/24, Outside of 3 day rule.""
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the Loan Documents."	* Property is Manufactured Housing (Lvl 2) "Subject property is manufactured and proof of affixation of the property permanently to the land is available in the Loan Documents.xx		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
10353334	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$927.62	06/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$245.95	2.875%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	681	Not Applicable	46.130%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2021 with the lender MERS as nominee for xx for the amount of $xx which was recorded on xx/XX/2021.
No assignments have been found.
No active liens and judgments have been found.
Annual county taxes for the year of 202 have been paid in the amount of $927.62.
No prior year delinquent taxes have been found.	According to the payment history as of xx/XX/2021, the borrower is current with the loan and the next due date is xx/XX/2021. Last payment was received on xx/XX/2021 in the amount of $351.60. Current P&I is $245.95 and the interest rate of 2.875%. The new UPB is reflected in the amount of $xx.	xx:The loan present status is performing.
According to the payment history as of xx/XX/2021, the borrower is current with the loan and the next due date is xx/XX/2021. Last payment was received on xx/XX/2021 in the amount of $351.60. Current P&I is $245.95 and the interest rate of 2.875%. The new UPB is reflected in the amount of $xx.
Currently, the borrower is working at the xx  as a xx from 5 years 8 months.
No foreclosure activity has been found.
No bankruptcy details have been found.
Subject property occupancy is unable to be determined. No damage and repairs have been found. xx:xx:xx	Not Applicable	Appraisal (Incomplete) Mortgage Insurance	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: No discrepancies,Lender doesn't require Mortgage Insurance Certificate. Tape Source: Initial Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx Amount of Secondary Lien(s): $x. Loan Amount: $xx. CLTV = xx.xxx.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: -x.xxx% Variance %: -x.xxxxx% Comment: Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Appraisal located at CLPxx
* ComplianceEase Exceptions Test Failed (Lvl 3)     "This loan failed the reimbursement amount validation test.
The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

This loan failed the closing or reimbursement date validation test.
The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE result is Moderate as this loan has failed Charges That Cannot Increase Test."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation due to a fee increase on Final CD dated 2/XX/2021. The Final CD shows Appraisal Fee of $555.00. However, Initial LE date 12/XX/2020 reflects Appraisal Fee $500.00. This is a fee increase of $55.00 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees.

TRID Violation due to a fee increase on Initial CD dated 2/XX/2021. The Final CD shows Transfer Taxes of $223.85. However, Initial LE dated 12/XX/2020 reflects Transfer Taxes of $222.00. This is a fee increase of $1.85 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."
* Loan does not conform to program guidelines (Lvl 3)   xx4 which is dated 9/XX/2020. However, Note date is 2/XX/2021. Appraisal is prior more than 5 months of Note date."
																																																																																							* MI, FHA or MIC missing and required (Lvl 3) "This loan is FHA and required Mortgage Insurance Certificate is missing from loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 46.130% as the Borrower income was $1,692.17 and total expenses are in the amount of $780.60 and the loan was underwritten by AUS/DU (Lxx) and its recommendation is “Approve/Eligible” with 46%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
68490924	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$10,179.17	07/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,916.69	2.875%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	737	Not Applicable	49.368%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of latest updated title report dated xx/XX/2021 the subject mortgage was originated on xx/XX/2021 in favor of xx in the amount of $xx which was recorded on xx/XX/2021 under Instru# xx. The chain of assignment has been completed as the mortgage is currently with the current assignee xx. There is one xx Lien against the name of borrower in the amount of $xx in favor of xx, xx of the County of xx, which was recorded on xx/XX/2016. The annual xx for 2020 have been paid in the amount of $xx. No prior year delinquent taxes have been found.	As per review of latest payment history as of xx/XX/2021 the loan is performing. The last payment was received on xx/XX/2021 in the total amount of $3,959.28 with the interest rate of 2.875% and P&I $2,916.69 for the due date of 7/XX/xx The next due date is xx/XX/2021. The current UPB reflected is in the amount of $xx.	xx:As per review of latest payment history as of xx/XX/2021 the loan is performing. The last payment was received on xx/XX/2021 in the total amount of $3,959.28 with the interest rate of 2.875% and P&I $2,916.69 for the due date of 7/XX/xx The next due date is xx/XX/2021. The current UPB reflected is in the amount of $xx. The loan has not been modified since origination. No evidences have been found regarding the current/prior foreclosure proceedings. The subject property is owner occupied and no visible damages were reported. As per PACER report borrower has not filed bankruptcy since loan origination. At the time of loan origination borrower was working as “xx” at xx” for 227 months. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Last Payment Received Date Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx |---| xx (Days) |----| Comment: NA Tape Source: Initial Tape Type:
Field: Original Note Doc Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xxx (Days)   Variance %:    Comment: As per note doc , Note date reflect x/XX/xxxx   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -xx.xxx%   Variance %: -xx.xxxxx%   Comment: Total Original T&I for the debt ratio:( Real Estate Taxes $xxx.xx+Hazard insurance $xxx.xx +flood insurance $x.xx+ MI $x.xx+ HOA Dues $x.xx) equals   Tape Source: Initial   Tape Type:
Field: Post-Close Housing Ratio per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Total Original T&I for the debt ratio:( Real Estate Taxes $xxx.xx+Hazard insurance $xxx.xx +flood insurance $x.xx+ MI $x.xx+ HOA Dues $x.xx) present primary housing expenses after subj loan is $xxxx.xx and Total monthly income verified is $xxxxx.xx. Hence Post Close housing Ratio per xxxx is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-x Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock Agreement is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Sellers tape reflects the following issue, Rental Income used by the underwriter for approval does not support the income documentation. DTI may be 56.75"
																																																																																								* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.368%, the Borrower income was $xx and total expenses are in the amount of $3,959.27 + $3,056.51 and the loan was underwritten by AUS/DU (xx) and its recommendation is “Approve/Eligible” with a DTI of 49.37%"		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
97708708	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,578.68	07/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$792.03	2.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	748	Not Applicable	44.902%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of latest updated title report dated xx/XX/2021 the subject mortgage was originated on xx/XX/2020 in favor of MERS as nominee for xx in the amount of $xx which was recorded on xx/XX/2020 under Instru# xx. The chain of assignment has been completed as the mortgage is currently with the current assignee xx

No active judgments or liens have been found against the name of borrower or subject property.
The annual xx for 2020 have been paid in the amount of $5,578.68.
No prior year delinquent taxes have been found.	As per review of latest payment history as of xx/XX/2021 the loan is performing. The last payment was received on xx/XX/2021 in the total amount of $1,557.09 with the interest rate of 2.8750% and P&I $792.03 for the due date of 7/XX/xx The next due date is xx/XX/2021. The current UPB reflected is in the amount of $xx.	xx:As per review of latest payment history as of xx/XX/2021 the loan is performing. The last payment was received on xx/XX/2021 in the total amount of $1,557.09 with the interest rate of 2.8750% and P&I $792.03 for the due date of 7/XX/xx The next due date is xx/XX/2021. The current UPB reflected is in the amount of $xx.

The loan has not been modified since origination.
No evidences have been found regarding the current/prior foreclosure proceedings.
The subject property is owner occupied and no visible damages were reported.
As per PACER report borrower has not filed bankruptcy since loan origination.
At the time of loan origination borrower was working as “xx	Not Applicable	Affiliated Business Disclosure Initial 1003_Application	Field: Age of Loan Loan Value: x Tape Value: x |---| -x |----| -xx.xxxxx% Comment: NA Tape Source: Initial Tape Type:
Field: Original Appraised Value   Loan Value: $xxxxxx.xx   Tape Value: $xxxxxx.xx   Variance: $xxx.xx   Variance %: x.xxxxx%   Comment: As per Appraisal report the original value of appraisal $xx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Appraisal value $xx and Loan amount $xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Appraisal value $xx and loan amount $xx.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: -x.xxx% Variance %: -x.xxxxx% Comment: NA Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "TRID Violation in Charges that Cannot Increase test due to increase of fee in Initial CD dated 9/XX/2020. Initial LE dated 8/XX/2020 does not reflect Transfer Taxes. However, Initial CD dated 9/XX/2020 reflect Transfer Taxes at $297.00 This is a fee increase of $297.00 for 0% tolerance fee test. Valid COC for the increase in Transfer taxes is missing from the loan documents."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.902%, the Borrower income was $4,828.50 and total expenses are in the amount of $1,550.67 + $611.00 and the loan was underwritten by AUS/LP (xx pg#xx and its recommendation is “Approve/Eligible” with a DTI of 45.00%"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation in Charges That Cannot Increase test due to fee addition in Initial CD dated 9/XX/2020. Initial LE dated 8/XX/2020 reflect Appraisal report fee at $350.00 However Initial CD dated 9/XX/2020 Appraisal report fee at $450.00. Valid COC is missing from the loan files."
* Missing Initial 1003_Application (Lvl 3)     "Initial 1003 Application is atxx " but, not signed by Loan Originator and Borrower."
																																																																																							* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "The Affiliated Business Disclosure missing."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
2430635	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,698.69	06/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,464.06	5.875%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	3 Family	xx	xx	Investor	Yes	Yes	No	714	Not Applicable	49.714%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021, the subject mortgage was originated in xx/XX/2018 and recorded on xx/XX/2018. Chain of assignment has been completed. Currently, the mortgage is with MERS as nominee for xx, which was recorded on xx/XX/2018.
 No active judgments or liens have been found.
1st and 2nd installment taxes of 2021 have been paid in the amount of $2834.80.
3rd and 4th installment taxes of 2020 have been due in the amount of $2863.89.
No prior year delinquent taxes have been found.	As per the review of the payment history, the loan has been current with the loan and the next payment is due for xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $2,267.95 which was applied for xx/XX/2021. The current P&I is $1,940.31 and PITI is $2,267.95. The UPB is $xx.	xx:The present status of the loan is in performing and the next payment is due for xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $2,267.95 which was applied for xx/XX/2021. The RFD is unable to be determined. The collection comments are missing. Therefore COVID review has not been performed. The comments are missing from xx/XX/2019 to xx/XX/2021. The borrower xx has been working at xx, as an Owner for 2 years 6 months. xx:xx:xx	Not Applicable	Affiliated Business Disclosure	Field: Post-Close DTI per xxxx Loan Value: xx.xxx% Tape Value: xx.xxx% |---| xx.xxx% |----| xx.xxxxx% Comment: The borrowers monthly income is $xxxx.xx and the present housing expenses is $xxxx.xx and the after subject proposed payment is $xxxx.xx and the non housing payment is $xxxx.xx. Hence, this reflects the post close DTI per xxxx. Tape Source: Initial Tape Type:
Field: Property Address Street Loan Value: xx xnd St Tape Value: xx'. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Seller tape reflects the following issue: Borrower closed with undisclosed debt and we repurchased the loan. Supporting documents to validate the issue is missing from the loan documents. Tape shows DTI may be xx% for subject NOO property."
																																																																																							* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "Affiliated business disclosure is missing from loan file."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
49710683	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,789.75	07/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,037.23	2.875%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	Not Applicable	xx	Primary	Yes	Yes	No	800	Not Applicable	45.986%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2020 and recorded on xx/XX/2021.
Chain of assignment has been completed. Currently, the mortgage is with MERS as nominee for xx & xx which was recorded on xx/XX/2021.
No active judgments or liens have been found.
Annual taxes of 2020 have been paid in the amount of $3789.75.
No prior year delinquent taxes have been found.	As per the review of the payment history, the borrower has been current with the loan and the next payment is due for xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $1,353.04 which was applied for xx/XX/2021. The UPB is $xx. The current P&I is $1,037.23 and PITI is $1,353.04.	xx:The present status of the loan is in performing and the next due date of regular payment is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $1,353.04 which was applied for xx/XX/2021. No repairs and damages have been found. The RFD is unable to be determined. No comments have been found stating the borrower’s income has been impacted by Covid.
The working details of the borrower xx have not been mentioned. xx:xx:xx	Not Applicable	Field: Last Payment Received Date Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx |---| xx (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Original Note Doc Date   Loan Value: xx/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xxx (Days)   Variance %:    Comment: Seller tape data reflects Note date as x/XX/xx but Note reflects it asxx/XX/xx.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: -x.xxx% Variance %: -x.xxxxx% Comment: Seller tape reflects DTI xx.xxx% But Application reflects it as xx.xxx%. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "1. This loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

2. This loan failed the closing or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date)."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE Risk indicator is "Moderate" since this loan failed the charges that cannot increase test. Missing valid COC for a total fee increased total in the amount of $862.50 on final CD dated 12/XX/2020.
Provided revised LE dated 10/XX/2020 reflects the Rate Lock Extension Fee as $675.00, however, the final CD reflected it as $862.50. There is a total fee increased of $862.50 for a Non-Shoppable Fee which exceeded the 0% tolerance for Non-Shoppable Fees."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan failed the charges that cannot increase test. Missing valid COC for a total fee increased total in the amount of $862.50 on final CD dated 12/XX/2020.
Provided revised LE dated 10/XX/2020 reflects the Rate Lock Extension Fee as $675.00, however, the final CD reflected it as $862.50. There is a total fee increased of $862.50 for a Non-Shoppable Fee which exceeded the 0% tolerance for Non-Shoppable Fees."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "The provided Seller’s tape is showing an alert that the PIW was expired on 11/XX/2020 but the subject loan did not fund until 12/XX/2020. Unable to return LP to get PIW back and no appraisal was obtained prior to funding."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.986% as the Borrower’s income is $6,410.58 and total expenses are in the amount of $2,947.95 and the loan was underwritten by AUS/LP xx & its recommendation is “Accept/Eligible” and DTI is showing in it as 46%."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
95457653	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$637.46	07/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$712.88	3.375%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	749	Not Applicable	35.637%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2021 and recorded on xx/XX/2021.
Chain of assignment has been completed. Currently, the mortgage is with MERS as nominee for xx & xx which was recorded on xx/XX/2021.
There is a senior mortgage in the amount of $xx which was recorded on xx/XX/2020 in the favor of xx
There is a judgment in the amount of $110 which was recorded on xx/XX/2016 in the favor of xx,
Annual taxes for the year of 2020 have been paid in the amount of $637.46.
No prior year delinquent taxes have been found.	As per the review of the payment history, the borrower has been current with the loan and the next payment is due for xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $779.37 which was applied for xx/XX/2021. The UPB is $xx. The current P&I is $712.88 and PITI is $779.37.	xx:The present status of the loan is in performing and the next due date of regular payment is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $779.37 which was applied for xx/XX/2021. No repairs and damages have been found. The RFD is unable to be determined. No comments have been found stating the borrower’s income has been impacted by Covid.
The borrower xx has been working at xx RE as a Realtor for 1 year 5 months xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Last Payment Received Date Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx |---| xx (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: xx.xxx%   Variance %: xx.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: x/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: xx (Days)   Variance %:    Comment: Tape data reflect, Original Note doc date xx/XX/xxxx. However, Note document reflect date x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: xx.xxx%   Variance %: xx.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: -x.xxx% Variance %: -x.xxxxx% Comment: The Credit Report reflects total Monthly Non-Housing Payments in the amount of $xxxx. Total all REO PITIA payments equal $xxx. Therefore total of all Non-Housing Payments equals $xxxx. Monthly Income $x,xxx.xx. However, DTI reflect xx.xxx%. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The provided Seller’s tape is showing an alert that the subject loan file was closed with missing 2018 tax returns & two months rent receipts. When obtained after closing, 2 year income average was less which increased DTI from 36.27 to 57.99%. Subject NOO property."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "An executed copy of Rate Lock Agreement is missing from the loan file."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
65992591	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,980.63	06/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$510.30	2.750%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	805	774	45.930%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2021 and recorded on xx/XX/2021. Chain of assignment has been completed. Currently, the mortgage is with MERS as nominee for xx & xx which was recorded on xx/XX/2021. There is a subordinated mortgage in the amount of $xx which was recorded on xx/XX/2019 in the favor of xx Union, a corporation. 1st and 2nd installment taxes for the year of 2020 have been paid in the amount of $5757.61. 2nd installment taxes for the year of 2020 have been due in the amount of $1783.83. No prior year delinquent taxes have been found.	As per the review of the payment history, the borrower has been current with the loan and the next payment is due for xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $784.58 which was applied for xx/XX/2021. The UPB is $xx. The current P&I is $510.30 and PITI is $784.58.	xx:The present status of the loan is in performing and the next due date of regular payment is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $2,021.00 which was applied for xx/XX/2021. No repairs and damages have been found. The RFD is unable to be determined. The collection comments are missing. Therefore COVID review has not been performed. The comments are missing from xx/XX/2021 to xx/XX/. The borrower xx has been working at xx as a xx for 4 years 6 months. xx:xx:	Not Applicable	Missing or error on the Rate Lock Origination Appraisal	Field: Last Payment Received Date Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx |---| xx (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: x/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: xx (Days)   Variance %:    Comment: As per Tape data ,Note Date is xx/XX/xxxx .However Note documents reflects as xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Trial Modification Agreement in file? Loan Value: Unavailable Tape Value: No Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "1. This loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

2. This loan failed the closing or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date)."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE Risk indicator is "Moderate" since this loan failed the charges that cannot increase test. Missing valid COC for a total fee increased total in the amount of $125.00 on final CD dated 01/XX/2021.
Provided initial LE dated 10/XX/2020 reflects the Rate Lock Extension Fee as $0.00, however, the final CD reflected it as $125.00. There is a total fee increased of $125.00 for a Non-Shoppable Fee which exceeded the 0% tolerance for Non-Shoppable Fees."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan failed the charges that cannot increase test. Missing valid COC for a total fee increased total in the amount of $125.00 on final CD dated 01/XX/2021.
Provided initial LE dated 10/XX/2020 reflects the Rate Lock Extension Fee as $0.00, however, the final CD reflected it as $125.00. There is a total fee increased of $125.00 for a Non-Shoppable Fee which exceeded the 0% tolerance for Non-Shoppable Fees."
* DU/GUS/AUS has issues or conditions (Lvl 3)     "DTI is inconsistent in both the provided 1008 & AUS/DU. Provided AUS/DU in the loan file (Locator#LeBlanc Diligence File.pdf  Page#75) is showing the borrower's DTI as 41.47% but the provided 1008 (Locator#xx) shows it as 45.930%. The final AUS/DU is missing from the loan file."
* Loan does not conform to program guidelines (Lvl 3)     "The provided Seller’s tape is showing an alert that the borrower was not qualified with the fully amortized HELOC payment / HCLTV = 42.857%."
* Missing Appraisal (Lvl 3)     "A copy of Appraisal Report at origination is missing from loan file."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "An executed copy of Rate Lock Agreement is missing from the loan file."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.930% as the Borrower’s income is $2,758.94 and total expenses are in the amount of $1,267.18 and the provided final 1008 shows that the loan was underwritten by AUS/DU (xx) xx & its recommendation is “Approve/Eligible” and DTI is showing in it as 45.930%. The final copy of AUS/DU is missing from the loan file."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
84445073	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$841.98	07/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$567.51	3.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	800	Not Applicable	37.851%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2020 and recorded on xx/XX/2020.
Chain of assignment has been completed. Currently, the mortgage is with MERS as nominee for xx & xx which was recorded on xx/XX/2020.
No active judgments or liens have been found.
1st and 2nd installment taxes for the year of 2020 have been paid in the amount of $841.98.
No prior year delinquent taxes have been found.	As per the review of the payment history, the borrower has been current with the loan and the next payment is due for xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $681.93 which was applied for xx/XX/2021. The UPB is $xx. The current P&I is $567.51 and PITI is $681.93.	xx:The present status of the loan is in performing and the next due date of regular payment is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $681.93 which was applied for xx/XX/2021. No repairs and damages have been found. The RFD is unable to be determined. No comments have been found stating the borrower’s income has been impacted by Covid.
The borrower xx has been working at xx as a xx Broker for 8 years 2 months. xx:xx:xx	Not Applicable	Field: Last Payment Received Date Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx |---| xx (Days) |----| Comment: As per the review of the payment history, the borrower has been current with the loan and the next payment is due for x/XX/xxxx. The last payment was received on x/XX/xxxx in the amount of $xxx.xx which was applied for x/XX/xxxx. Tape Source: Initial Tape Type:
																																																																																				Field: Original Note Doc Date Loan Value: xx/XX/xxxx Tape Value: xx/XX/xxxx Variance: xx (Days) Variance %: Comment: Original Note reflects Original Note Doc Date as xx/XX/xxxx. Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "The subject property is an Investment. The provided Seller’s tape is showing an alert that the borrower is a realtor and income used to qualify was not supported. The borrower has declining income due to COVID 19. Subject NOO."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
79640098	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,919.50	06/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$816.48	2.750%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	790	774	27.711%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021 the subject mortgage was originated on xx/XX/2021 with lender MERS as nominee for xx & xx and recorded on xx/XX/2021 for the amount of $xx.
The chain of assignment has not been completed. No latest assignment has been found.
No active liens and judgments found against the borrower.
County taxes for the year 2020-2021 are paid in the amount of $7919.50. No prior tax delinquency has been found.	According to the payment history as of dated xx/XX/2021 the borrower is regular with the payment and the next due date is xx/XX/2021. The last payment was received on xx/XX/2021 for the amount of $816.48 with an interest rate of 2.750%. The current UPB is reflected in payment history for the amount of $xx.	xx:The current status of the loan is performing. According to the payment history as of dated xx/XX/2021 the borrower is regular with the payment and the next due date is xx/XX/2021. The last payment was received on xx/XX/2021 for the amount of $816.48 with an interest rate of 2.750%. The current UPB is reflected in payment history for the amount of $xx.
No comments have been found regarding the foreclosure and bankruptcy. The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. Also, no comments have been found regarding the income impacted due to covid-19. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock Origination Appraisal	Field: Original Note Doc Date Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx |---| xxx (Days) |----| Comment: As per note doc , Original note date reflect x/XX/xxxx. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "This loan failed the reimbursement amount validation test.
The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

This loan failed the closing or reimbursement date validation test.
The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation in Charges that Cannot Increase test due to increase of fee in Final CD dated 1/XX/2021. Initial LE dated 9/XX/2020 does not reflect Rate Lock Fee, However, Final CD dated 1/XX/2021 reflect Rate Lock Fee at $1,470.00 This is fee increase of $1,470.00 for 0% tolerance test fee. Valid COC for the increase in fee amount is missing in the loan documents."
* Missing Appraisal (Lvl 3)     "Final Appraisal is missing from the loan files."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Per tape, income docs materially flawed. SE BWR 2020 P&L and bank statements do not show deposits/income. Unable to rely on docs in file and unable to calc ATR."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
11096573	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,451.04	07/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,207.33	2.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Unavailable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	774	Not Applicable	40.611%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021 the subject mortgage was originated on xx/XX/2021 with lender MERS as nominee for Financial & xx and recorded on xx/XX/2021 for the amount of $xx.
The chain of assignment has not been completed. No latest assignment has been found.
There are 4 senior IRS liens against the borrower. All are in the favor of xx
The first was recorded on xx/XX/2015 for the amount of $xx.
The second was recorded on xx/XX/2015 for the amount of $xx.
The third was recorded on xx/XX/2015 for the amount of $xx.
The fourth was recorded on xx/XX/2016 for the amount of $xx.
Annual county taxes for the year 2020 are paid in the amount of $3451.04. No prior tax delinquency has been found.	According to the payment history as of dated xx/XX/2021 the borrower is regular with the payment and the next due date is xx/XX/2021. The last payment was received on xx/XX/2021 for the amount of $1634.25xx. The monthly P&I is in the amount of $1189.33 with an interest rate of 2.875%. The current UPB is reflected in payment history for the amount of $xx.	xx:The current status of the loan is performing. According to the payment history as of dated xx/XX/2021 the borrower is regular with the payment and the next due date is xx/XX/2021. The last payment was received on xx/XX/2021 for the amount of $1634.25xx. The monthly P&I is in the amount of $1189.33 with an interest rate of 2.875%. The current UPB is reflected in payment history for the amount of $xx.
No comments have been found regarding the foreclosure and bankruptcy. The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. Also, no comments have been found regarding the income impacted due to covid-19. xx:xx:xx	Not Applicable	Transmittal (1008)	Field: Last Payment Received Date Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx |---| xx (Days) |----| Comment: NA Tape Source: Initial Tape Type:
Field: Original Appraised Value   Loan Value: $xxxxxx.xx   Tape Value: $xxxxxx.xx   Variance: $xxxx.xx   Variance %: x.xxxxx%   Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx Variance: xx (Days) Variance %: Comment: NA Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape data reflects issue with loan is "97% LTV requires homebuyers education course prior to closing. Homebuyers education course was not completed.""
* Transmittal (1008) is Missing (Lvl 3) "Transmittal (1008) is missing in the loan file."	* ComplianceEase TILA Test Failed (Lvl 2) "This loan has failed TILA Finance Charge Test.

The disclosed finance charge is $xx and allowed is $xx however it is undercharged by $665.08. Subject loan is a purchase, originated on 2/XX/2021 and the SOL is 1 year."
																																																																																								* Settlement date is different from note date (Lvl 2) "Final CD reflects closing date as 2/XX/2021. Notary's signature date on the Mortgage/Deed of Trust is 2/XX/2021. Note date is 2/XX/2021."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
61153556	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,429.16	06/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$810.18	3.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	799	Not Applicable	34.792%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021 the subject mortgage was originated on xx/XX/2020 with lender MERS as nominee for xx & xx and recorded on xx/XX/2020 for the amount of $xx.
The chain of assignment has not been completed. No latest assignment has been found.
There is UCC lien recorded on xx/XX/2020 for the amount of $0.00 in the favor of xx
County taxes for the year 2020 are paid in the amount of $1429.16. No prior tax delinquency has been found.	According to the payment history as of dated xx/XX/2021 the borrower is regular with the payment and the next due date is xx/XX/2021. The last payment was received on xx/XX/2021 for the amount of $1019.98xx. The monthly P&I is in the amount of $810.18 with an interest rate of 3.625%. The current UPB is reflected in payment history for the amount of $xx.	xx:The current status of the loan is performing. According to the payment history as of dated xx/XX/2021 the borrower is regular with the payment and the next due date is xx/XX/2021. The last payment was received on xx/XX/2021 for the amount of $1019.98xx. The monthly P&I is in the amount of $810.18 with an interest rate of 3.625%. The current UPB is reflected in payment history for the amount of $xx.
No comments have been found regarding the foreclosure and bankruptcy. The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. Also, no comments have been found regarding the income impacted due to covid-19. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Original Note Doc Date Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx |---| xx (Days) |----| Comment: As per Tape data ,Note Date is x/XX/xxxx .However Note documents reflects as xx/XX/xxxx. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "CE result is Moderate as this loan has failed Charges That Cannot Increase Test."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan has failed Charges That Cannot Increase Test, because Initial LE dated 3/XX/2020 shows Appraisal Rush Fee at $0.00, however Final CD dated 3/XX/2020 shows Appraisal Rush Fee at $125.00. This is a fee increase of $125.00 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."
* Loan does not conform to program guidelines (Lvl 3)     "Tape data reflects issue as "Not eligible for delivery to FNMA due to appraisal comps/revisions.  Purchased as primary but borrower did not occupy for the full 12 months - had to move for employment - property is currently occupied by tenant.""
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate Lock Agreement is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan has failed Reimbursement Amount Validation Test and Consummation or Reimbursement Date Validation Test."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
25771999	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$397.44	06/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,042.11	4.125%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	721	Not Applicable	46.862%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021 the subject mortgage was originated on xx/XX/2020 with lender MERS as nominee for xx & xx and recorded on xx/XX/2020 for the amount of $xx.
The chain of assignment has not been completed. No latest assignment has been found.
There is junior mortgage originated on xx/XX/2020 with lender xx and recorded on xx/XX/2020 for the amount of $8601.00.
No active liens and judgments found against the borrower.
County taxes for the year 2020 are paid in the amount of $397.44. No prior tax delinquency has been found.	According to the payment history as of dated xx/XX/2021 the borrower is regular with the payment and the next due date is xx/XX/2021. The last payment was received on xx/XX/2021 for the amount of $1287.28xx. The monthly P&I is in the amount of $1042.11 with an interest rate of 4.125%. The current UPB is reflected in PH for the amount of $xx.	xx:The current status of the loan is in collection. According to the payment history as of dated xx/XX/2021 the borrower is regular with the payment and the next due date is xx/XX/2021. The last payment was received on xx/XX/2021 for the amount of $1287.28xx. The monthly P&I is in the amount of $1042.11 with an interest rate of 4.125%. The current UPB is reflected in PH for the amount of $xx.
No comments have been found regarding the foreclosure and bankruptcy. The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. Also, no comments have been found regarding the income impacted due to covid-19. xx:xx:xx	Not Applicable	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xxx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Original Note reflects Original CLTV Ratio Percent as xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xx (Days)   Variance %:    Comment: Original Note reflects Original Note Doc Date as x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: x.xxx% Variance %: x.xxxxx% Comment: Original Note reflects Original Standard LTV (OLTV) as xx.xxx%. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule as the loan is failed for QM safe Harbor threshold test as APR (5.156%) is exceeded APOR (4.870%) by 0.286%. The APR threshold is 4.870% and the subject loan is escrowed one.

Qualified Mortgage Safe Harbor Threshold: FAIL     Charged: 5.156%    Allowed: 4.870%    Over by: +0.286%"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan has failed Charges That In Total Cannot Increase More Than 10% Test.
Recording Fee was disclosed on initial LE at $63.00 and it was disclosed at $90.00 on final CD. The difference is on $27.00, which is greater than 10%."
* Loan does not conform to program guidelines (Lvl 3) "Uninsured FHA. DPA Amount = $8,601. Appraisal was completed on Conventional form. Unable to convert from Conv to FHA. FHA Case # cancelled on 05/XX/21. MMI removed from monthly payment effective 01/XX/21. UFMIP refund applied on 06/XX/21. MMI refund applied by prior investor on 12/XX/20. Notification letter sent to borrower."	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan has failed Reimbursement Amount Validation Test and Consummation or Reimbursement Date Validation Test."
* Higher Price Mortgage Loan (Lvl 2)     "This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL      Charged: 5.156%      Allowed: 4.870%     Over by: +0.286%"
* Qualified Mortgage DTI exceeds 43% (Lvl 2)     "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 46.862% as the Borrower income was $4,378.43 and total expenses are in the amount of $2,051.80 per AUS/DU (Locatorxx) and its recommendation is “Approve/Eligible” with a DTI of 46.86%."
																																																																																								* Settlement date is different from note date (Lvl 2) "Final CD reflects closing date as 5/XX/2020. Notary's signature date on the Mortgage/Deed of Trust is 5/XX/2020. Note date is 5/XX/2020."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
55232018	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$862.66	06/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$548.15	2.750%	360	xx	xx	FHA	Fixed	Refinance	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	702	Not Applicable	56.123%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2020 with the lender MERS as nominee for xx & xx in the amount of $xx which was recorded on xx/XX/2020 with Instrument#xx.

There is no chain of assignment as the subject mortgage is with the original lender.

No active judgments or liens have been found against the borrower/subject property.

County 1st and 2nd installment taxes for the year 2020 have been paid in the amount of $431.33 on xx/XX/2020 and $431.33 on xx/XX/2021.	According to a review of the payment history as of xx/XX/2021, the borrower is current with the loan and the next due date for the regular payment is xx/XX/2021. The last payment was received on xx/XX/2021 in the total amount of PITI is $674.62 which includes P&I of $548.15, which was applied for the due date of xx/XX/2021. The current UPB reflected is in the amount of $xx.	xx:As per the review of collection comments, the current status of the loan is performing. According to a review of the payment history as of xx/XX/2021, the borrower is current with the loan and the next due date for the regular payment is xx/XX/2021. The current UPB reflected is in the amount of $xx. The reason for default is unable to be determined. No comments have been found regarding the borrower’s income impacted due to covid-19 pandemic. No comments have been found regarding the subject property condition. Currently, the borrower is working at xx as xx from 28 years and 2 months. xx:xx:xx	Not Applicable	Initial 1003_Application Missing or error on the Rate Lock Transmittal (1008)	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Original Appraised Value   Loan Value: $xxxxxx.xx   Tape Value: $xxxxxx.xx   Variance: $xxxx.xx   Variance %: x.xxxxx%   Comment: Appraisal report reflects appraisal value as $xxx.xxx.xx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Original CLTV ratio percent is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xxx (Days)   Variance %:    Comment: Note document reflects note date as xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: x.xxx% Variance %: x.xxxxx% Comment: Appraisal report reflects appraisal value as $xx and loan amount is $xx hence calculated LTV is xx.xxx%. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "- This loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

-    This loan failed the closing or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing /settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "- TRID Violation in Charges That Cannot Increase test due to fee addition in Final CD dated 11/XX/2020. Initial LE dated 07/XX/2020 does not reflect Lock extension. Final CD dated 11/XX/2020 reflect Lock extension at $93.99. Valid COC for the increase in Lock extension is missing from the loan documents.

- TRID Violation in Charges That Cannot Increase test due to fee addition in Final CD dated 11/XX/2020. Initial LE dated 07/XX/2020 does not reflect Appraisal Fee. Final CD dated 11/XX/2020   reflect Appraisal Fee at $475.00. Valid COC for the increase in Appraisal Fee is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 3)     "Initial 1003 Application is missing from the Loan Documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement is missing from the Loan Documents."
* Transmittal (1008) is Missing (Lvl 3) "Transmittal Summary(1008) is missing from the Loan Documents."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "- Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 56.123%, the Borrower income was $3,510.00 and total expenses are in the amount of $1,969.92 and the loan was underwritten by AUS/DU (Locatorxx) and its recommendation is “Approve/Eligible” with a DTI of 56.12%.

																																																																																								- Loan failed APR threshold test. APR Disclosed 3.368% on final CD, APR Calculated 3.758% Variance by -0.390%."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
15079803	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,250.44	06/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$705.52	2.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	780	Not Applicable	43.094%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021, the subject mortgage was originated in xx/XX/2020 and recorded on xx/XX/2020.
Chain of assignment has been completed. Currently, the mortgage is with MERS as nominee for xx Company, Inc which was recorded on xx/XX/2020.
No active judgments or liens have been found.
1st installment taxes of 2020 have been paid in the amount of $625.22.
2nd installment taxes of 2020 have been due in the amount of $625.22.
No prior year delinquent taxes have been found.	As per the review of the payment history, the loan has been current with the loan and the next payment is due for xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $901.00 which was applied for xx/XX/2021. The current P&I is $1,322.09 and PITI is $901.00. The UPB is $xx	xx:The present status of the loan is in performing and the next payment is due for xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $901.00 which was applied for xx/XX/2021. The RFD is unable to be determined No comments have been found stating the borrower’s income was impacted by Covid.
The borrower xx has been working at xx for 14 years 4 months. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Last Payment Received Date Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx |---| xx (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: The borrower's monthly income is $x,xxx.xx after Subject loan the Proposed amount $xxx.xx and Total Non-housing Payments is $xxx.xx. hence, the Calculated DTI Ratio is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Post-Close Housing Ratio per xxxx Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: x.xxx% Variance %: x.xxxxx% Comment: The borrower's monthly income is $x,xxx.xx after Subject loan the Proposed amount $xxx.xx. hence, the Calculated Front Debt Ratio is xx.xxx%. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Seller tape reflect the following issue,Homebuyer education not taken before close-Homeready loan."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate Lock Agreement is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan Failed the qualified mortgage DTI threshold test as the loan has a qualified mortgage DTI of 43.09%,the borrower income is $3,520.40 and the total expenses are in the amount of $1,517.08.The loan was underwritten by AUS/DUxx		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
89551384	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,106.49	06/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,412.37	3.000%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Investor	Yes	Yes	No	790	782	49.702%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021 the subject mortgage was originated on xx/XX/2021 with lender MERS as nominee for xx , xx and recorded on xx/XX/2021 for the amount of $xx.
The chain of assignment has not been completed. No latest assignment has been found.
No active liens and judgments found against the borrower.
Annual county taxes of year 2020 are paid in the amount of $5106.49. No prior year tax delinquency has been found.	According to the payment history as of dated xx/XX/2021 the borrower is regular with the payment and the next due date is xx/XX/2021. The last payment was received on xx/XX/2021 for the amount of $1412.37 with an interest rate of 3.00%. The current UPB is reflected in tape for the amount of $xx.	xx:The current status of the loan is performing. According to the payment history as of dated xx/XX/2021 the borrower is regular with the payment and the next due date is xx/XX/2021. The last payment was received on xx/XX/2021 for the amount of $1412.37 with an interest rate of 3.00%. The current UPB is reflected in tape for the amount of $xx.
No comments have been found regarding the foreclosure and bankruptcy. The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. Also, no comments have been found regarding the income impacted due to covid-19. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Escrow Account Indicator Loan Value: No Tape Value: Yes |---| |----| Comment: The Final CD reflect Escrow Account Indicator as No. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xx (Days)   Variance %:    Comment: The Note reflects the First Payment Date as x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxx   Tape Value: x   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxx   Tape Value: x   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: The Final xxxx reflect DTI as xxx.xxx%.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Not Applicable   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: Final Application and Final DU reflect Cash Out.   Tape Source: Initial   Tape Type:
Field: Purpose Per Application Loan Value: Purchase Tape Value: Refinance Variance: Variance %: Comment: The Final xxxx reflect Purpose of Loan as Refinance. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "This is Investment Loan.

Seller Tape reflects following issues “Rental Income for the subject Property was miscalculated along with rental income from the Borrower other rental properties, increasing the DTI from 49.70% to 67.59%.”"
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "A Rate Lock Agreement signed by the Borrower is Missing from the Loan Documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
85019554	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,139.16	07/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,904.63	2.250%	300	xx	xx	VA	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	xx	xx	25.000%	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	706	Not Applicable	40.812%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/XX/2021, the subject mortgage was recorded on xx/XX/2021 with MERS as nominee for xx
The chain of assignment has been completed. Currently, the mortgage is with MERS as nominee for xx which was recorded on xx/XX/2021.
There are 5 judgments.
There is an IRS lien in the amount of xx which was recorded on xx/XX/2019 in the favor of xx Service. The SSN# is not matching.
1st installment county taxes of 2020 have been paid in the amount of $4069.59.
2nd installment county taxes of 2020 have been due in the amount of $4069.57.
No prior year delinquent taxes have been found.	As per the review of the payment history, the borrower has been current with the loan and the next payment is due for xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $2,904.63 which was applied for xx/XX/2020. The UPB is $xx. The current P&I is $2,904.63 and PITI is $2,904.63.	xx:The present status of the loan and the next due date of regular payment is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $2,904.63 which was applied for xx/XX/2020. No repairs and damages have been found. The RFD is unable to be determined. No comments have been found stating the borrower’s income was impacted by Covid.
The borrower xx has been Retired for 5 years. xx:xx:xx	Not Applicable	Field: Borrower #x Middle Name Loan Value: xx Tape Value: x |---| |----| Comment: Initial Loan Estimate reflects borrowers middle name as xx. Tape Source: Initial Tape Type:
Field: Escrow Account Indicator   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Escrow Account Disclosure is available in the loan.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxx   Tape Value: x   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xxxxx Tape Value: x Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "This loan has failed Loan Origination Fee Test.

The loan charges the veteran a loan origination fee and/or unauthorized fees, the total of which exceeds 1% of the loan amount, or 1% of the unpaid principal balance if the loan is an Interest Rate Reduction Refinance Loan (IRRRL). In addition to certain itemized fees and charges designated by VA guidelines, the lender may charge the veteran a flat charge not to exceed 1%. The lender's maximum allowable flat charge of 1% is intended to cover all of the lender's costs and services which are not reimbursable as "itemized fees and charges."
The seller, lender, or any other party may pay fees and charges, including discount points, on behalf of the borrower. VA regulations limit charges "made against or paid by" the borrower. They do not limit the payment of fees and charges by other parties."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership Counseling Disclosure is missing in the loan documents."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Seller tape reflects the following issues, “Refinanced VA loan does not meet seasoning requirements.”"			Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
15754891	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,837.05	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,079.97	2.875%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Investor	Yes	No	No	794	766	23.643%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2021 and recorded on xx/XX/2021.
Chain of assignment has been completed. Currently, the mortgage is with MERS as nominee for xx. which was recorded on xx/XX/2021.
No active judgments or liens have been found.
Annual taxes of 2020 have been paid in the amount of $5603.57.
No prior year delinquent taxes have been found.	The payment history is missing from the loan file. The first payment is due for xx/XX/2021.	xx:The present status of the loan is in performing. The loan was originated on xx/XX/2021 and its first payment is due for xx/XX/2021.
No repairs and damages have been found. The RFD is unable to be determined. The collection comments are missing. Therefore COVID review has not been performed. The comments are missing from xx/XX/2021 to xx/XX/2021. The borrower xx has been working at xx as a xx for 8 years 6 months. xx:xx:xx	Not Applicable	Field: Age of Loan Loan Value: x Tape Value: x |---| -x |----| -xxx.xxxxx% Comment: The Note dated xx/XX/xxxx and signed at closing, reflects the Maturity date as xx/XX/xxxx. Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Note dated xx/XX/xxxx and signed at closing, reflects the Borrowers Last Name as xx  Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xx (Days)   Variance %:    Comment: Appraisal Report in loan file located at (xx) reflects Appraisal date as x/XX/xxxx.   Tape Source: Initial   Tape Type:
																																																																																				Field: Post-Close DTI per xxxx Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: -x.xxx% Variance %: -x.xxxxx% Comment: Total Original T&I for Debt Ratios: (Real Estate Taxes $xxx.xx + Hazard Insurance $xxx.xx + Flood Insurance $xx + MI $xx + HOA Dues $xxx.xx ) equals $x,xxx.xx and All Other Monthly payments are $xxx.xx. The Borrowers Total Monthly income Verified as $xx. Hence, Post-Close DTI per xxxx is xx.xxx%. Tape Source: Initial Tape Type:	3: Curable		* DU/GUS/AUS has issues or conditions (Lvl 3) "Seller Tape reflects following issue. LP Findings show a loan RISK of caution."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
15637891	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other	$0.00	$2,054.25	06/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$482.50	3.625%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Investor	No	Not Applicable	Not Applicable	Unavailable	Not Applicable	38.457%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021, the subject mortgage was originated on 5/xx.
No active judgments or liens have been found.
Annual taxes of 2020 have been paid in the amount of $1972.08.
No prior year delinquent taxes have been found.	As per the review of the payment history, the borrower has been current with the loan and the next payment is due for xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $704.93 which was applied for xx/XX/2021. The UPB is $xx. The current P&I is $482.50 and PITI is $704.93.	xx:
The present status of the loan is in performing and the next due date of regular payment is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $3,477.03 which was applied for xx/XX/2021. No repairs and damages have been found. The RFD is unable to be determined. The collection comments are missing. Therefore COVID review has not been performed. The comments are missing from xx/XX/2021 to xx/XX/2021.
The borrower xx has been Retired for 3 years. xx:xx:xx	Not Applicable	Affiliated Business Disclosure
Flood Certificate
Hazard Insurance
Initial 1003_Application
Missing DU/GUS/AUS
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Missing Required Disclosures
Notice of Servicing Transfer
Transmittal (1008)	Field: Age of Loan Loan Value: x Tape Value: x |---| -x |----| -xxx.xxxxx% Comment: The Note dated xx/XX/xxxx and signed at closing, reflects the Maturity date as xx/XX/xxxx. Tape Source: Initial Tape Type:
Field: Original Appraisal Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xx (Days)   Variance %:    Comment: Appraisal Report in loan File located at (l) reflects Appraisal date as xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Variance: Variance %: Comment: As per the Note document, the subject property address is 'xx'. Tape Source: Initial Tape Type:	3: Curable	* Homeownership Counselling Disclosure is missing. (Lvl 3) "Homeownership Counselling Disclosure is missing from loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Seller Tape reflects following issue, "Condo isn't FNMA compliant due to litigation against the condo".  Details not provided. Elevated for client review."
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "Missing a required document to verify Final DTI."
* Missing flood cert (Lvl 3)     "Flood Insurance Certificate is missing from loan documents."
* Missing Initial 1003_Application (Lvl 3)     "Initial 1003 Application is missing from loan documents."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial Closing Disclosure is missing from loan documents."
* Missing Initial LE (Lvl 3)     "Initial Loan Estimate is missing from loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate Lock Agreement is missing from loan documents."
* Missing proof of hazard insurance (Lvl 3)     "Proof of Hazard Insurance is missing from loan documents."
* Missing Required Disclosures (Lvl 3)     "Missing Settlement Services Provider List."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)     "Servicing Transfer Document is missing from loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3)     "Affiliated Business Disclosure is missing from loan documents."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Missing Final Transmittal Summary."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
61340825	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$5,856.45	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,481.31	3.125%	240	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	786	Not Applicable	28.921%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2021.
There is a senior mortgage in the mortgage in the amount of xx which was recorded on xx/XX/2013 in the favor of MERS as nominee for xx.
1st and 2nd installment taxes for the year of 2021 have been due in the amount of $5856.45
No prior year delinquent taxes have been found.	The payment history is missing from the loan file. The first payment is due for xx/XX/2021.	xx:The present status of the loan is in performing. The loan was originated on xx/XX/2021 and its first payment is due for xx/XX/2021.
 No repairs and damages have been found. The RFD is unable to be determined. The collection comments are missing. Therefore COVID review has not been performed. The comments are missing from xx/XX/2021 to xx/XX/2021.
The borrower xx has been working at xx as a xx, xx for 44 years 6 months. xx:xx:xx	Not Applicable	Missing Dicsloures Missing or error on the Rate Lock	Field: Age of Loan Loan Value: x Tape Value: x |---| -x |----| -xxx.xxxxx% Comment: Age of Loan is as x. Tape Source: Initial Tape Type:
Field: Property Address Street Loan Value: xx xx Street Tape Value: xxx Tape Source: Initial Tape Type:	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate Lock Agreement is missing from the loan documents."
																																																																																							* Missing Required Disclosures (Lvl 3) "Home Loan Toolkit is missing from the loan documents."	* Loan does not conform to program guidelines (Lvl 2) "Seller tape reflect the following issue,PIW lost after closing supporting document to validate the issue is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
21317252	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other	$0.00	$15,598.04	07/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,500.82	3.750%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	No	No	716	Not Applicable	34.721%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2021. No active judgments or liens have been found. Annual taxes of 2020 have been paid in the amount of $8992.25. 1st and 2nd installment of 2021 have been paid in the amount of $7194.07. No prior year delinquent taxes have been found.	As per the review of the payment history, the borrower has been current with the loan and the next payment is due for xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $4,529.82 which was applied for xx/XX/2021. The UPB is $xx. The current P&I is $2,500.82 and PITI is $4,529.82.	xx:The present status of the loan is in performing and the next due date of regular payment is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $4,529.82 which was applied for xx/XX/2021. No repairs and damages have been found. The RFD is unable to be determined. The collection comments are missing. Therefore COVID review has not been performed. The comments are missing from xx/XX/2021 to xx/XX/2021. The borrower xx has been working at xx, as a xx for 20 years xx:xx:xx	Not Applicable	Hazard Insurance Initial 1003_Application	Field: Age of Loan Loan Value: x Tape Value: x |---| -x |----| -xxx.xxxxx% Comment: NA Tape Source: Initial Tape Type:
Field: Original Appraisal Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: x (Days)   Variance %:    Comment: Final Appraisal report reflect date x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -x (Days)   Variance %:    Comment: Final Note reflect the date x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: x.xxx% Variance %: x.xxxxx% Comment: NA Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Lis Pendens filed was missed. Details not provided. Unable to determine if related to subject or other BWR properties, if any. Elevated for client review."
* Missing Initial 1003_Application (Lvl 3)     "Initial Application is missing from the loan files."
																																																																																							* Missing proof of hazard insurance (Lvl 3) "Final Hazard Insurance document is missing from the loan files."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
77867476	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,860.39	07/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,851.65	2.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	Other	xx	35.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	774	Not Applicable	33.939%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021, the subject mortgage was originated in xx/XX/2021 and recorded on xx/XX/2021.
Chain of assignment has been completed. Currently, the mortgage is with MERS as nominee for xx     which was recorded on xx/XX/2021.
No active judgments or liens found.
1st installment taxes of 2020 have been paid in the amount of $2542.08.
2nd installment taxes of 2020 have been due in the amount of $2290.19.
No prior year delinquent taxes have been found.	As per the review of the payment history, the loan has been current with the loan and the next payment is due for xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $2,477.80 which was applied for xx/XX/2021. The current P&I is $1,851.65 and PITI is $2,477.80. The UPB is $xx.	xx:The present status of the loan is in performing and the next payment is due for xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $2,477.80 which was applied for xx/XX/2021. The collection comments are missing. Therefore COVID review has not been performed. The comments are missing from xx/XX/2021 to xx/XX/2021.
The borrower xx has been working atxx as a xx for 5 years xx:xx:xx	Not Applicable	Missing Dicsloures Missing or error on the Rate Lock	Field: Age of Loan Loan Value: x Tape Value: x |---| -x |----| -xxx.xxxxx% Comment: As per tape data Age of Loan is x. but, The Audit value is x. Tape Source: Initial Tape Type:
Field: MI Coverage Amount   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: As per tape data MI Coverage Amount xx.xx%. but, The Audit value is xx.xx%.   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xx (Days)   Variance %:    Comment: As per tape data Original Appraisal Date is x/XX/xxxx. but, The Audit value is x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: -x.xxx% Variance %: -x.xxxxx% Comment: As per xxxx post-close DTI is xx.xxx%. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan fails charges that cannot increase test. Initial LE dated 04/XX/2021 reflects transfer taxes $4,027.00 and final CD dated 05/XX/2021 reflects transfer taxes $9,204.00.This is an increase of +$5,177.00.However, increased fee ($5,177.00) is paid by seller."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape reflects following issue "  No homebuyer counseling " to validate the issue valid document is missing from loan document."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate Lock Agreement is missing from Loan Document."
* Missing Required Disclosures (Lvl 3) "Home Loan Toolkit is missing from Loan Documents."	* ComplianceEase TILA Test Failed (Lvl 2) "Loan fails TILA finance charge test.Final CD dated 05/XX/2021 reflects finance charge of $xx and calculated finance charge is $xx. variance is -$200.00.

																																																																																								Subject loan is a purchase, originated on 5/XX/2021 and the SOL is 1 year."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
27025010	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$6,484.21	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,056.87	2.990%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	723	713	29.227%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2021 and recorded on xx/XX/2021. Chain of assignment has been completed. Currently, the mortgage is with MERS as nominee for xx . which was recorded on xx/XX/2021. There is a senior mortgage in the mortgage in the amount of $xx which was recorded on xx/XX/2019 in the favor of xx No active judgments or liens have been found. Annual taxes of 2020 have been paid in the amount of $6484.21. No prior year delinquent taxes have been found.	The payment history is missing from the loan file. The first payment is due for xx/XX/2021.	xx:The present status of the loan is in performing. The loan was originated on xx/XX/2021 and its first payment is due for xx/XX/2021. No repairs and damages have been found. The RFD is unable to be determined. The collection comments are missing. Therefore COVID review has not been performed. The comments are missing from xx/XX/2021 to xx/XX/2021. The borrower xx has been working at xx, as a xx for 11 years. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: x Tape Value: x |---| -x |----| -xxx.xxxxx% Comment: As per tape data age of Loan is x. but, The Audit value is x. Tape Source: Initial Tape Type:
Field: Original Note Doc Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -x (Days)   Variance %:    Comment: As per tape data Original Note Date is x/XX/xxxx. but, The Audit value is x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xxxx   Tape Value: xxxx   Variance:    Variance %:    Comment: As per note property address is xxxx    Tape Source: Initial   Tape Type:
																																																																																				Field: Purpose of Transaction per HUD-x Loan Value: Refinance Tape Value: Cash Out Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "Rate Lock Agreement is missing from Loan Document."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
33607016	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$0.00	$414.80	02/XX/2021	Unavailable	No	Modification/Short Sale Pending	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$673.72	10.990%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	59.690%	First	Final policy	Not Applicable	Not Applicable	03/XX/2019	$114,893.68	Not Applicable	1.470%	$140.74	04/XX/2019	Financial Hardship	The review of the updated title report dated xx/XX/2021 shows that the subject mortgage was originated on xx/XX/2004 and it was recorded on xx/XX/2004 in the amount of $xx in favor of xx

The chain of assignment is completed as the subject mortgage is still with the lender, xx
Active junior or senior judgments/liens/mortgages:
1. There is an active mortgage available in the updated title report against subject property in the amount of $6,400.00 in favor of xx it was originated on xx/XX/2008 recorded on xx/XX/2008.
2. There is an active mortgage available in the updated title report against subject property in the amount of $4,950.00 in favor of xx  it was originated on xx/XX/2011 recorded on xx/XX/2011.
3. There is an active junior civil judgment available in the updated title report against borrower in the amount of $6,500.00 in favor of xx and it was recorded on xx/XX/2010.

The annual County taxes for 2020 have been due in the amount of $414.80.	As per review of latest payment history as of xx/XX/2021 the loan is in delinquency for 21 months. The last payment was received on xx/XX/2021 in the total amount of $269.64 with the interest rate of 1.470% and P&I $140.74 for the due date of xx/XX/2019. The next due date is xx/XX/2019. The current UPB reflected is in the amount of $xx and the deferred balance is $351.90.	xx:The loan is currently in foreclosure.
As per review of latest payment history as of xx/XX/2021 the loan is in delinquency for 21 months. The last payment was received on xx/XX/2021 in the total amount of $269.64 with the interest rate of 1.470% and P&I $140.74 for the due date of xx/XX/2019. The next due date is xx/XX/2019. The current UPB reflected is in the amount of $xx and the deferred balance is $351.90. Foreclosure was initiated and referred to attorney on xx/XX/2021, The property is in auction on xx/XX/2021 and foreclosure sale was set on xx/XX/2021 after that sale was scheduled on xx/XX/2021.
Loan modification agreement was made between the borrowers “xx”, and servicer xx “xx  on xx/XX/2019. New modification interest rate is 1.470% and borrower has promised to pay interest only that is $140.74 began on xx/XX/2019. Interest rate will be changed in 4 steps.  From the last step of modification due on xx/XX/2026, Borrower has promised to pay the principal and interest in the amount of $528.63 with the interest rate of 4.350% on same day of each month till the maturity date. The new principal balance is $xx, which is also an interest bearing amount. The last modified payment will be due on xx/XX/2059.
The foreclosure proceedings were initiated on the loan by referring it to attorney on xx/XX/2021 and it was put on hold due to modification on xx/XX/2021. Foreclosure sale was schedule on xx/XX/2021. No more evidences are available in the latest 24 months servicing comments regarding further foreclosure proceedings.
The debtor xx had filed Bankruptcy under chapter-13 on xx/XX/2007 with the Case#xx and the plan was not confirm. POC was filed on xx/XX/2007. As per POC secured claim amount is $xx and arrearage is $xx. Bankruptcy was terminated on xx/XX/2007.
Dismissed case on xx/XX/2007 and terminated on xx/XX/2007.
No pertaining damages found against the subject property.

As per comment dated xx/XX/2020 borrower has been impacted by Covid-19 and RFD is curtailment of income. The forbearance plan for 3 months was approved which was begun from xx/XX/2020. No more details are available. xx:The foreclosure proceedings were initiated on the loan by referring it to attorney on xx/XX/2021 and it was put on hold due to modification on xx/XX/2021. Foreclosure sale was schedule on xx/XX/2021. No more evidences are available in the latest 24 months servicing comments regarding further foreclosure proceedings. xx:The debtor xx had filed Bankruptcy under chapter-13 on xx/XX/2007 with the Case#xx and the plan was not confirm. POC was filed on xx/XX/2007. As per POC secured claim amount is $xx and arrearage is $xx. Bankruptcy was terminated on xx/XX/2007.	Loan modification agreement was made between the borrowers “xx”, and servicer (Lender) “Cxx.” on xx New modification interest rate is 1.470% and borrower has promised to pay interest only that is $140.74 began on xx Interest rate will be changed in 4 steps. From the last step of modification due on xx Borrower has promised to pay the principal and interest in the amount of $528.63 with the interest rate of 4.350% on same x of each month till the maturity date. The new principal balance is $xx, which is also an interest bearing amount. The last modified payment will be due on xx	Affiliated Business Disclosure Initial Escrow Acct Disclosure	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: Bankruptcy (Post-Loan Origination)? is Yes. Tape Source: Initial Tape Type:
Field: Corporate Advances: Recoverable per Payment History   Loan Value: $x.xx   Tape Value: $xxx.xx   Variance: $-xxx.xx   Variance %: -xxx.xxxxx%   Comment: Corporate Advances: Recoverable per Payment History is $x.xx.   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $xxx.xx   Variance:    Variance %:    Comment: Not Applicable.   Tape Source: Initial   Tape Type:
Field: Escrow Advance Balance per Payment History   Loan Value: $x.xx   Tape Value: $xxxx.xx   Variance: $-xxxx.xx   Variance %: -xxx.xxxxx%   Comment: Escrow Advance Balance per Payment History is $x.xx.   Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Interest Only Period? No.   Tape Source: Initial   Tape Type:
Field: Interest Only Term Months Count   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Not Applicable.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xxx (Days)   Variance %:    Comment: Last Payment Received Date is Unavailable.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Loan Amortization Type is Step.   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xxxx (Days)   Variance %:    Comment: Original Appraisal Date is x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: x.xxxxxxxxxxxxxxE+xx   Variance:    Variance %:    Comment: Payment History String is xxxxxxxxxxxxxxxxxxxxxMMM.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value:xx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xxxx (Days)   Variance %:    Comment: Stated Maturity Date is x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Trial Modification Agreement in file? Loan Value: Yes Tape Value: No Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test: - On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
52547519	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,616.00	05/XX/2019	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$863.71	4.875%	360	xx	xx	FHA	Fixed	Refinance	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	658	667	62.131%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2021 shows that the subject mortgage was originated on xx/XX/2009 and was recorded on xx/XX/2009 with instrument# xx in the amount of $xx in favor of MERS as nominee for xx

No active judgments/liens have been found in the updated title report against the borrower/subject property.

No prior year delinquent taxes have been found in the updated title report.	Review of the payment history dated as of xx/XX/2021 reveals that borrower has been the delinquent for 25 months. The last payment was received in the amount of $1,167.67 on xx/XX/2019 which was applied for the due date of xx/XX/2019. The next due date is xx/XX/2019. Current UPB as of date reflects in the provided payment history is in the amount of $xx and current interest rate as per payment history is 4.875%.	xx:Loan currently is in bankruptcy. Provided payment history as of xx/XX/2021, reveals that the loan has been delinquent for 25 months and the UPB as of the data is in the amount of $xx.

Review of the payment history dated as of xx/XX/2021 reveals that borrower has been the delinquent for 25 months. The last payment was received in the amount of $1,167.67 on xx/XX/2019 which was applied for the due date of xx/XX/2019. The next due date is xx/XX/2019. Current UPB as of date reflects in the provided payment history is in the amount of $xx and current interest rate as per payment history is 4.875%.

The foreclosure proceedings were initiated on the loan by referring it to Attorney on xx/XX/2013 and the foreclosure proceedings were placed on hold when the borrower was bankruptcy filed under chapter-13 on xx/XX/2020. No more evidences are available in the latest servicing comments regarding further foreclosure proceedings.

The debtor xx had filed Bankruptcy under chapter-13 on xx/XX/2020 with the Case# xx and the plan was confirmed on xx/XX/2021. xx-D in Voluntary petition shows that the unsecured amount is $5,541.22 out of secured claim in the amount of $xx and with collateral of $xx. This plan was confirmed on xx/XX/2021.
The POC was filed on xx/XX/2020 with the secured claim of $xx with an arrearage of $xx. xx:The foreclosure proceedings were initiated on the loan by referring it to Attorney on xx/XX/2013 and the foreclosure proceedings were placed on hold when the borrower was bankruptcy filed under chapter-13 on xx/XX/2020. No more evidences are available in the latest servicing comments regarding further foreclosure proceedings. xx:The debtor xx had filed Bankruptcy under chapter-13 on xx/XX/2020 with the Case# xx and the plan was confirmed on xx/XX/2021. xx-D in Voluntary petition shows that the unsecured amount is $5,541.22 out of secured claim in the amount of $xx and with collateral of $xx. This plan was confirmed on xx/XX/2021.
The POC was filed on xx/XX/2020 with the secured claim of $xx with an arrearage of $xx.	Not Applicable	Affiliated Business Disclosure Mortgage Insurance Notice of Servicing Transfer	Field: Corporate Advances: Recoverable per Payment History Loan Value: $x.xx Tape Value: $xxxx.xx |---| $-xxxx.xx |----| -xxx.xxxxx% Comment: Corporate Advance: Recoverable per Payment History is $x.xx. Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Bankruptcy   Tape Value: Foreclosure   Variance:    Variance %:    Comment: Current Legal Status is Bankruptcy.   Tape Source: Initial   Tape Type:
Field: Escrow Advance Balance per Payment History   Loan Value: $x.xx   Tape Value: $xxxx.xx   Variance: $-xxxx.xx   Variance %: -xxx.xxxxx%   Comment: Escrow Advance Balance per Payment History is $x.xx.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xx (Days)   Variance %:    Comment: Last Payment Received Date is xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: -xx (Days)   Variance %:    Comment: Original Appraisal Date is xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx Tape Value: x.xxxxxxxxxxxxxxE+xx Variance: Variance %: Comment: Payment history string is xxxxxxxxxxxxxxxxxxxxxxxx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "ComplianceEase Exceptions Test Failed due to PA License Validation Test: FAIL

This loan failed the Pennsylvania license validation test.
The Pennsylvania HB 2179 requires non-exempt mortgage lenders engaged in the business of making mortgage loans to be licensed, effective November 5th, 2008.
The Pennsylvania Mortgage Lender License and Pennsylvania Exemption Letter (Mortgage Act) are not available for loans with a closing date before November 5th, 2008. Additionally, the Pennsylvania First Mortgage Banker License, Pennsylvania Secondary FAIL Mortgage Loan License, Pennsylvania Unlicensed (Subordinate Lien), and Pennsylvania Exemption Letter are not available for loans with a closing date on or after January 1st, 2009."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "ComplianceEase Risk Indicator is "Moderate" due to Late Charge Test: FAIL Loan Data: 5.000% Comparison Data: 4.000% Variance: +1.000%"
* DTI > 60% (Lvl 2)     "DTI is greater than 60%."
* MI, FHA or MIC missing and required (Lvl 2)     "MI certificate is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business disclosure is missing from the loan file."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by all borrowers."		Moderate	Pass	Pass	No Result	Not Covered	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
26597935	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,912.05	12/XX/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$810.41	6.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	658	Not Applicable	33.499%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2004 with xx which was recorded on xx/XX/2004. The chain of assignment has been completed. Currently, the mortgage assignment is with xx
No active liens and judgments have been found.	The payment history tape data shows that the borrower has been delinquent for 4 months and the next due date is xx/XX/2021. The last payment was received on xx/XX/2020 in the amount of $810.41 which was applied for the due date of xx/XX/2020.The current UPB is in the amount of $xx.	xx:The loan is currently in collections.
The payment history tape data shows that the borrower has been delinquent for 4 months and the next due date is xx/XX/2021. The last payment was received on xx/XX/2020 in the amount of $810.41 which was applied for the due date of xx/XX/2020.The current UPB is in the amount of $xx.
The bankruptcy has not been filed since origination.
No any damages have been found to the subject property. The subject property is owner occupied. No comment found stating that the borrower’s income is impacted due to Covid-19. xx:xx:xx	Not Applicable	Affiliated Business Disclosure Initial Escrow Acct Disclosure Origination Appraisal	Field: Bankruptcy Filing Date Loan Value: Not Applicable Tape Value: x/XX/xxxx |---| |----| Comment: N/A Tape Source: Initial Tape Type:
Field: Corporate Advances: Recoverable per Payment History   Loan Value: $x.xx   Tape Value: $xx.xx   Variance: $-xx.xx   Variance %: -xxx.xxxxx%   Comment: N/A   Tape Source: Initial   Tape Type:
Field: Current Bankruptcy Proof of Claim (POC) Date   Loan Value: Not Applicable   Tape Value: x/XX/xxxx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Collections, >= xxx Days   Tape Value: Collections, xx-xxx Days   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: N/A   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: x.xxxxxxxxxxxxxE+xx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Referral Date Loan Value: Not Applicable Tape Value: x/XX/xxxx Variance: Variance %: Comment: N/A Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "The Initial Escrow Account Disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "The Appraisal report at the time of origination is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The Affiliated Business Disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
52738045	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$814.60	01/XX/2020	Not Applicable	No	Moratorium	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,416.00	5.625%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	682	623	103.547%	First	Final policy	Not Applicable	Not Applicable	08/XX/2017	$140,467.15	$58,983.57	2.000%	$502.13	10/XX/2017	Financial Hardship	According to the updated title report dated xx/XX/2021, the subject mortgage was originated on with the lender xx and which was recorded on xx/XX/2007 in the amount of $xx.
The chain of assignment has been completed. Currently, the assignment is with the xx which was recorded on xx/XX/2015.
There is civil judgment against the borrower in the favor of the xx S and which was recorded on xx/XX/2021 in the amount of $814.60. xx annual taxes of the Year 2020 have been paid in the amount of $4,519.95. No prior year delinquent taxes have been found.	According to a review of the payment history as of xx/XX/2021, the borrower is delinquent with the loan for 17 months and the next due date for the regular payment is xx/XX/2020. The last payment was received on xx/XX/2020 in the amount of $1,070.40 with the rate of interest 2.00 and which was applied for the due date of xx/XX/2020. The current UPB reflected in the latest payment history is in the amount of $xx.	xx:As per comments the loan is in foreclosure. Review of updated payment history as of xx/XX/2021 states, the Borrower is delinquent for 17 months. The next regular payment is due on xx/XX/2020. The last payment was received on 01/XX/220 in the amount of $1,070.40 with Rate of Interest 2.00 % for the due date of xx/XX/2020. As per payment history the current xx Balance is in the amount of $xx. The reason for default is not reflected in the available comments. No comment found stating that the borrower’s income is impacted due to Covid-19. Foreclosure was initiated in the year 2018. File was referred to the Attorney on xx/XX/2018. Comment dated xx/XX/2021 shows the foreclosure was placed on hold due to bankruptcy filing. However, latest comment dated xx/XX/2021 shows now foreclosure has been placed on hold due to Covid-19. According to PACER, xx “xx” had filed bankruptcy under Chapter-13 with the Case# xx on xx/XX/2018. The bankruptcy case was dismissed on xx/XX/2018. This loan was modified on effective dated xx/XX/2017. According to comment dated xx/XX/2020, the subject property is owner occupied. No comment pertaining damage to the subject property has been observed. No latest BPO report has been found in the loan file. xx:As per tape data and the available comments from xx/XX/2021 till xx/XX/2021 shows that the foreclosure was initiated in the year 2018. File was referred to the Attorney on xx/XX/2018. Comment dated xx/XX/2021 shows the foreclosure was placed on hold due to bankruptcy filing. However, latest comment dated xx/XX/2021 shows now foreclosure has been placed on hold due to Covid-19. No further details have been found regarding foreclosure. xx:According to PACER, xx “xx” had filed bankruptcy under Chapter-13 with the Case# xx on xx/XX/2018 and the plan was confirmed on xx/XX/2018. Voluntary petition was filed on dated xx/XX/2018. xx was filed POC on xx/XX/2018 with the claim amount of $xx and the amount of arrearage is in the amount of $xx. xx for Relief was filed on xx/XX/2018. The bankruptcy case was dismissed on xx/XX/2018.	This loan was modified on effective dated xx The new modified rate is 2.00 % and borrower promises to pay P&I in the amount of $502.13 which was beginning on xx till the new maturity date of xx The current Unpaid Principal Balance in the amount of $xx out of which $xx has been deferred and the new interest bearing principal amount is in the amount of $xx. The loan modification has balloon provision.	Affiliated Business Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* DTI > 60% (Lvl 2) "As per Final Application the Borrowers total income is in the amount of $3,750.00 and total monthly debt is in the amount of $2,186.00. Hence, DTI is greater than 60%"
* Missing Required State Disclosures (Lvl 2)     "Subject property is located in Oregon State and following State Disclosures are missing from loan file;
1) Oregon Forced Placed Insurance Notice
2) Notice where Escrow Account is NOT Required
3) Escrow Notice for Loans Sold to Out-of- State Purchases within one year
4) Anti-Coercion Notice
5) Insurance Sales Notice
6) Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The Affiliated Business Disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
3816869	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,231.66	07/XX/2021	Unavailable	No	Bankruptcy Filing	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,612.08	6.375%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	37.767%	First	Final policy	Not Applicable	Not Applicable	03/XX/2018	$146,242.17	$61,871.91	2.000%	$455.46	04/XX/2018	Financial Hardship	As per the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2007 and was recorded on xx/XX/2007, in the amount of $xx, with MERS as nominee for xx

The chain of assignment has been completed; currently, the assignment is with the xx

No active judgments or liens have been found against the borrower. xx taxes of 2021 are due on xx/XX/2022 in the amount of $3,231.66.	According to the payment history as of xx/XX/2021, the borrower is currently delinquent for 7 months. The last payment was received on xx/XX/2021 which was applied for the due date of xx/XX/2020 and the next due date for payment is xx/XX/2020. The P&I is in the amount of $455.46 and PITI is in the amount of $766.98. The UPB reflected as per the payment history seller’s tape data is in the amount of $xx.	xx:As per the comment history, the loan is in active bankruptcy.
According to the payment history as of xx/XX/2021, the borrower is currently delinquent for 7 months. The last payment was received on xx/XX/2021 which was applied for the due date of xx/XX/2020 and the next due date for payment is xx/XX/2020. The P&I is in the amount of $455.46 and PITI is in the amount of $766.98. The UPB reflected as per the payment history seller’s tape data is in the amount of $xx.
The reason for default is unable to be determined from the latest servicing comments.
No comment has been found stating that borrower’s income is impacted due to Covid-19.
As per the comment history, the foreclosure was put on hold due to the borrower had filed bankruptcy on xx/XX/2019 under chapter 13 with case#xx. No further details have been found.

As per the comments dated xx/XX/2021, the borrower had filed bankruptcy with case#xx.

No evidence has been found regarding damage or repairs in the latest servicing comments. xx:As per the comment history, the foreclosure was initiated. The file was referred to an attorney on xx/XX/2018. The comments dated xx/XX/2021 reflect that, the complaint was filed on xx/XX/2019, but further details are unable to be determined. However, the foreclosure was put on hold due to the borrower had filed bankruptcy on xx/XX/2019 under chapter 13 with case#xx. No further details have been found. xx:According to the PACER, the borrower had filed bankruptcy under Chapter-13 with the Case# xx on xx/XX/2019. The POC was filed on xx/XX/2019, with the claim amount of $xx and the arrearage amount is $xx. xx 13 plan was confirmed on xx/XX/2019. The schedule D of xx shows that the amount of claim without deducting the value of the collateral is $xx and the value of the collateral is $xx. Therefore, the unsecured portion is $0.00.	As per the modification agreement which was made on xx between the borrower and lender. As per the modified terms, the new principal balance is $146242.17 and the deferred amount other than the principal balance is $61871.91. The borrower has promised to pay in the amount of $455.46 with the interest rate of 2.000% beginning on xx till maturity date xx 7/XX/2056.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures Right of Rescission	Field: Current Bankruptcy Proof of Claim (POC) Date Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx |---| xxx (Days) |----| Comment: According to the PACER, the current Bankruptcy POC filed date on x/XX/xxxx. Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Bankruptcy-Delinquent   Tape Value: Foreclosure   Variance:    Variance %:    Comment: As per the comment history, the loan is in active bankruptcy.   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: $xxxxx.xx   Tape Value: $xxxxx.xx   Variance: $-xxx.xx   Variance %: -x.xxxxx%   Comment: As per the loan modification, the deferred balance amount is $xx.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xxx (Days)   Variance %:    Comment: As per the latest payment history, the last payment received date on x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xxx   Tape Value: xxx   Variance: -xxx   Variance %: -xx.xxxxx%   Comment: As per the Note, the loan original maturity term months are xxx.   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: xx (Days)   Variance %:    Comment: As per the appraisal report, the original appraisal date is xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: x.xxxxx%   Tape Value: x.xxxxx%   Variance: x.xxxxx%   Variance %: x.xxxxx%   Comment: As per the ARM Note, the original State rate is x.xxxxx%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: x.xxxxxxxxxxxxxxE+xx   Variance:    Variance %:    Comment: As per the latest payment history, the payment history string is xxxxxxxxxxxxxxxxxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: x/XX/xxxx Tape Value: xx/XX/xxxx Variance: xxxx (Days) Variance %: Comment: As per the loan modification, the stated maturity date is x/XX/xxxx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in North Carolina State. The following required state disclosures are missing from the loan file.
1. Amortization Schedule Disclosure
2. Credit Property Insurance Disclosure
3. Fee Agreement
4. Priority of Security Instrument Disclosure
5. Attorney Selection Disclosure"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
974527	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$7,152.92	07/XX/2021	zz	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,954.06	7.875%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	88.542%	First	Short Form Policy	Not Applicable	Not Applicable	03/XX/2015	$172,000.00	Not Applicable	2.000%	$542.80	04/XX/2015	Financial Hardship	Review of updated title report dated xx/XX/2021 shows subject mortgage was originated on xx/XX/2007 in the amount of $xx with MERS as nominee for xx, xx

The chain of assignment is complete. The loan is currently the assignment with xx

There are 4 IRS liens against the borrower xx which was recorded on xx/XX/2012, xx/XX/2013, xx/XX/2013 & xx/XX/2014 in the totaling amount of $xx which is in the favor of xx
There is a xx lien of xx against the borrower xx in the amount of $1,827.65 which was recorded on xx/XX/2014.

There is one civil judgment open against the borrower xx in the amount of $xx with Ins co of xx, of   which was recorded on xx/XX/2012.

There is one civil judgment xx open against the borrower xx in the amount of $2,179.49 with xx. xx which was recorded on xx/XX/2012.

There is one civil judgment open against the borrower xx in the amount of $4,377.44 with xx  hich was recorded on xx/XX/2012.

Fourth installment combined taxes year of 2020 have been paid off in the amount of $1,804.74 on xx/XX/2020.

First installment combined taxes year of 2021 have been paid off in the amount of $1,788.23 on xx/XX/2021.
Second installment combined taxes year of 2021 have been paid off in the amount of $1,788.23 on xx/XX/2021.
Third installment combined taxes year of 2021 have been paid off in the amount of $1,888.60 on xx/XX/2021.
Fourth installment combined taxes year of 2021 is not yet due and payable.

No any prior year taxes are delinquent as per updated title report.	The review of updated payment history as of xx/XX/2021, the subject loan is currently delinquent for 0 month and the next due date of payment is xx/XX/2021. The last payment xx was received on xx/XX/2021 in the amount of $1,288.23 which applied for xx/XX/2021. The current P&I is $542.80 with an interest rate of 2.000%. The UPB as of the date is mentioned in the updated payment history is in the amount of $xx.	xx:The review of the collection comment shows that the loan is in performing and the next due date for the payment is xx/XX/2021. The review of latest servicing collection and updated title report, the foreclosure was accelerated in the loan in 2018. The foreclosure was referred to attorney on xx/XX/2018 and the complaint was filed with the case #F-xx. However, the foreclosure put on hold due to reinstatement. The servicing comment dated xx/XX/2021, the new foreclosure referral on xx/XX/2021. Further details regarding the foreclosure are not available.

No bankruptcy has been filed.

The review of updated payment history as of xx/XX/2021, the subject loan is currently delinquent for 0 month and the next due date of payment is xx/XX/2021. The last payment xx was received on xx/XX/2021 in the amount of $1,288.23 which applied for xx/XX/2021. The current P&I is $542.80 with an interest rate of 2.000%. The UPB as of the date is mentioned in the updated payment history is in the amount of $xx.

As per the comment dated xx/XX/2021, the reason for default is curtailment of income. No further details have been found.

As per review of servicing comment, the subject property owner occupied with good condition. No damage and repairs have been found latest servicing comments. xx:According to the review of latest servicing collection and updated title report, the foreclosure was accelerated in the loan in 2018. The foreclosure was referred to attorney on xx/XX/2018 and the complaint was filed with the case #F-xx. However, the foreclosure put on hold due to reinstatement. The servicing comment dated xx/XX/2021, the new foreclosure referral on xx/XX/2021. Further details regarding the foreclosure are not available. xx:xx	Loan Modification agreement was made between borrower and lender on effective date of xx The borrower had given promise to pay the UPB of $xx with interest rate of 2.000% with P&I of $542.80 with fixed amortized type and it was beginning from first payment date on xx and ends with the maturity date of xx Servicer agrees to forgive amount which is exceed to the 2.00% of original loan amount of $xx. The UPB that has been amortized is $xx as an interest bearing amount.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Notice of Servicing Transfer	Field: Corporate Advances: Recoverable per Payment History Loan Value: $x.xx Tape Value: $xx.xx |---| $-xx.xx |----| -xxx.xxxxx% Comment: Corporate advances: Recoverable per payment history is $x.xx. Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value: Collections, xx-xxx Days   Variance:    Variance %:    Comment: Current legal status is Performing.   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: FC was hold due to reinstated.   Tape Source: Initial   Tape Type:
Field: Escrow Advance Balance per Payment History   Loan Value: $x.xx   Tape Value: $xxxx.xx   Variance: $-xxxx.xx   Variance %: -xxx.xxxxx%   Comment: Escrow advance balance per payment history is $x.xx.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xxx (Days)   Variance %:    Comment: Last payment received date is x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: x/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: -xx (Days)   Variance %:    Comment: Original appraisal date is x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Original standard LTV (OLTV) is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: x.xxxxxxxxxxxxxxE+xx   Variance:    Variance %:    Comment: PH string is xxxxxxxMMMMMMMMMMMMMMMM.   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-x Line xxx)   Loan Value: Not Applicable   Tape Value: $xxxxxx.xx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/XX/xxxx Tape Value: xx/XX/xxxx Variance: xxxx (Days) Variance %: Comment: Stated maturity date is xx/XX/xxxx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* DTI > 60% (Lvl 2) "Final application docs show the value, the total income of borrower is $4,944.70 and total debt is $4,378.12. So, the DTI is greater than the 60%. Per Note at origination, the interest rate is fixed at 7.875%. However, payment history & tape data reflects the current rate is fixed at 2.000%. The loan has been modified trice since origination and as per latest modification agreement the P&I is $542.80."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing transfer disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
55157434	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,846.40	07/XX/2021	Unavailable	Yes	Bankruptcy Filing	Not Applicable	xx	Not Applicable	No	xx	$743.02	$834.48	8.730%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	Unavailable	Not Applicable	Unavailable	First	Preliminary title policy	Not Applicable	Not Applicable	07/XX/2021	$117,986.06	Not Applicable	2.670%	$400.24	07/XX/2021	Financial Hardship	As per review of latest updated title report dated xx/XX/2021 the subject mortgage was originated on xx/XX/2004 in the amount of $xx in favor of xx III which was recorded on xx/XX/2004 under Instru# xx. The chain of assignment has been completed as the mortgage is currently with the current assignee xx No active judgments or liens have been found against the name of borrower or subject property. The annual xx for 2019 have been paid off in the amount of $1,846.40. No prior year delinquent taxes have been found.	As per review of latest payment history as of xx/XX/2021 the loan is performing. The last payment was received on xx/XX/2021 in the amount of $728.93 with interest rate of 2.670% and P&I $400.24 for the due date of xx/XX/2021. The next due date is xx/XX/2021. The current UPB reflected is in the amount of $xx.	xx:As per review of latest payment history as of xx/XX/2021 the loan is performing. The last payment was received on xx/XX/2021 in the amount of $728.93 with interest rate of 2.670% and P&I $400.24 for the due date of xx/XX/2021. The next due date is xx/XX/2021. The current UPB reflected is in the amount of $xx.

The latest modification agreement was made on xx/XX/2021 with step amortization. The new principal balance is $xx. The rate was started from 2.670% with P&I $400.24. The first payment had begun from xx/XX/2021 and ends with the maturity date of xx/XX/2061. The rate changes in 2 steps ending at 8.730% and P&I $833.82.

The debtor’s " xx” had filed the bankruptcy under ch#7 with the case# xx on xx/XX/2021. Schedule D of xx dated xx/XX/2021 shows that the amount of claim without deduction value of collateral is $xx and value of property is $xx; therefore, the unsecured portion is $xx. As per xx debtor intends to retain the property and wanted to enter into reaffirmation agreement. Order to correct voluntary petition was filed on xx/XX/2021. The last date of filing is xx/XX/2021.

According to the available comments and documents the foreclosure proceedings were initiated on property. As per comment dated 4/XX/2021the file was referred to attorney on xx/XX/2020 and the complaint was filed on xx/XX/2020. As per comment dated xx/XX/2020 the litigation action was filed on xx/XX/2020. As per comment dated xx/XX/2021 the litigation/contested matter was completed on xx/XX/2021. The comment dated xx/XX/2021 shows that the file was put on hold due to loss mitigation since from xx/XX/2021. Thereafter the file was placed on hold due to bankruptcy filed by debtor on xx/XX/2021. The loan is active in bankruptcy. No more details are available. Unsure, whether the contested/litigated matter has been resolved or not. xx:According to the available comments and documents the foreclosure proceedings were initiated on property. As per comment dated 4/XX/2021the file was referred to attorney on xx/XX/2020 and the complaint was filed on xx/XX/2020. As per comment dated xx/XX/2020 the litigation action was filed on xx/XX/2020. As per comment dated xx/XX/2021 the litigation/contested matter was completed on xx/XX/2021. The comment dated xx/XX/2021 shows that the file was put on hold due to loss mitigation since from xx/XX/2021. Thereafter the file was placed on hold due to bankruptcy filed by debtor on xx/XX/2021. The loan is active in bankruptcy. No more details are available. xx:The debtor’s " Dennis McVey and Naomi J. McVey” had filed the bankruptcy under ch#7 with the case# xx on xx/XX/2021. Schedule D of xx dated xx/XX/2021 shows that the amount of claim without deduction value of collateral is $xx and value of property is $xx; therefore, the unsecured portion is $xx. As per xx debtor intends to retain the property and wanted to enter into reaffirmation agreement. Order to correct voluntary petition was filed on xx/XX/2021. The last date of filing is xx/XX/2021.	The latest modification agreement was made on xx with step amortization. The new principal balance is $xx. The rate was started from 2.670% with P&I $400.24. The first payment had begun from xx and ends with the maturity date of xx The rate changes in 2 steps ending at 8.730% and P&I $833.82.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. Notice of Servicing Transfer Right of Rescission	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: updated as per review of available cods. Tape Source: Initial Tape Type:
Field: Corporate Advances: Recoverable per Payment History   Loan Value: $x.xx   Tape Value: $xxxx.xx   Variance: $-xxxx.xx   Variance %: -xxx.xxxxx%   Comment: updated as per review of available cods.   Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Bankruptcy-Current   Tape Value: Foreclosure   Variance:    Variance %:    Comment: updated as per review of available cods.   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $xxxxx.xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Escrow Advance Balance per Payment History   Loan Value: $x.xx   Tape Value: $xxxx.xx   Variance: $-xxxx.xx   Variance %: -xxx.xxxxx%   Comment: updated as per review of available cods.   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: -x (Days)   Variance %:    Comment: updated as per review of available cods.   Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: updated as per review of available cods.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: xxx (Days)   Variance %:    Comment: updated as per review of available cods.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: updated as per review of available cods.   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: -xx (Days)   Variance %:    Comment: updated as per review of available cods.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: updated as per review of available cods.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $xxx.xx   Tape Value: $xxx.xx   Variance: $xx.xx   Variance %: xx.xxxxx%   Comment: updated as per review of available cods.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: x.xxxxxxxxxxxxxxE+xx   Variance:    Variance %:    Comment: updated as per review of available cods.   Tape Source: Initial   Tape Type:
Field: Referral Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: x (Days)   Variance %:    Comment: updated as per review of available cods.   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-x Line xxx)   Loan Value: Not Applicable   Tape Value: $xxxxx.xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: x/XX/xxxx Tape Value: xx/XX/xxxx Variance: xxxx (Days) Variance %: Comment: updated as per review of available cods. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final Application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "CE Risk Indicator is Moderate as this loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test. ( 12 CFR §1026.22(a)(2), (4) , transferred from 12 CFR §226.22(a)(2), (4) ) The annual percentage rate (APR) is 9.286%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* LTV or CLTV exceeds 104% (Lvl 2)     "As per appraisal report dated 11/XX/2004 the appraised value is $xx which is less than the original loan amount $xx. Hence CLTV exceeds 104.000%."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Service Transfer Disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required Affiliated Business Disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$2,000.00	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
47152186	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$0.00	$8,551.32	09/XX/2020	Not Applicable	No	Other	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,749.57	1.250%	360	xx	xx	Conventional	ARM	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	39.469%	First	Final policy	Not Applicable	Not Applicable	04/XX/2017	$450,209.05	Not Applicable	2.000%	$1,363.35	05/XX/2017	Financial Hardship	Updated title report dated xx/XX/2021 shows that the subject mortgage was recorded on xx/XX/2004 with lender “xx

There is an active junior mortgage available in the updated title report in the amount of $xx in favor of MERS as nominee for “xx   and it was recorded on xx/XX/2005.

There is an active junior mortgage available in the updated title report in the amount of $xx in favor of MERS as nominee for “xx” and it was recorded on xx/XX/2015.

As per updated title report xx there is IRS/Federal tax liens against the subject borrower in the total amount of $ 41,369.55 in the favor of “xx   & recorded on different on xx/XX/2015.

1st installment of county taxes of the 2020 has been paid in full in the amount of $4,157.02 on xx/XX/2020.

2nd installment of county taxes of the 2020 has been paid in full in the amount of $4,394.30 on xx/XX/2021.	According to payment history as of xx/XX/2021 the borrower has been delinquent with the loan from 14 months and the next due date for the payment is xx/XX/2020. The last payment was received in the amount of $2281.94 on xx/XX/2020 which was applied to the due date of xx/XX/2020. The current unpaid principal balance is in the amount of $xx till the due date of xx/XX/2020. The current P&I is $1,363.35, PITI is $2,281.94 and current interest rate is 2.000%.
The borrower has made bulk payment in the amount of $xx in Feb 2020.	xx:Review of payment history as of dated xx/XX/2021 shows that the borrower is not making regular payments. The loan payments are currently 13 months in delinquency. The next due date is xx/XX/2020. The last payment was received in the total amount of $1,725.25 for the due date of xx/XX/2020. The last payment received date is unavailable. The current unpaid principal balance according to payment history is in the amount of $xx.The current interest rate is 2.00% with P&I in the amount of $1,162.08.
As per collection comments, the foreclosure proceedings were initiated on the loan by referring to attorney on xx/XX/2021.But as per comment dated xx/XX/2021, the foreclosure has been put on hold due to complete package received. No further information is available regarding the foreclosure process.
No information has been found regarding the current employment, job type and length of employment.No evidences have been found regarding the bankruptcy process. No visible damages have been found regarding the subject property. xx:As per collection comments, the foreclosure proceedings were initiated on the loan by referring to attorney on xx/XX/2021.But as per comment dated xx/XX/2021, the foreclosure has been put on hold due to complete package received. No further information is available regarding the foreclosure process. xx:xx	The loan was modified on xx with new principal balance of $xx .The borrower promises to pay the new P&I in the amount of $1,363.35 with the new fixed interest rate of 2.00% beginning from xx to the maturity date of xx	HUD-1 Closing Statement Loan Program Info Disclosure	Field: Corporate Advances: Recoverable per Payment History Loan Value: $x.xx Tape Value: $xxx.xx |---| $-xxx.xx |----| -xxx.xxxxx% Comment: Corporate Advances: Recoverable per Payment History is $x.xx Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Foreclosure   Tape Value: Collections, xx-xxx Days   Variance:    Variance %:    Comment: Current Legal Status is Foreclosure   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Currently in Foreclosure? is Yes   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $xxxx.xx   Variance:    Variance %:    Comment: Deferred Balance Amount is Not Applicable   Tape Source: Initial   Tape Type:
Field: Escrow Advance Balance per Payment History   Loan Value: $x.xx   Tape Value: $xxxxx.xx   Variance: $-xxxxx.xx   Variance %: -xxx.xxxxx%   Comment: Escrow Advance Balance per Payment History is $x.xx   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xxx (Days)   Variance %:    Comment: Last Payment Received Date is Unavailable   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: x.xxxxxxxxxxxxxxE+xx   Variance:    Variance %:    Comment: Payment History String is xxxxxxxxxxxxxxxxxxxxxxxx   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-x Line xxx)   Loan Value: Not Applicable   Tape Value: $xxxxxx.xx   Variance:    Variance %:    Comment: Sales Price is Not Applicable   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: x/XX/xxxx Tape Value: xx/XX/xxxx Variance: xxxx (Days) Variance %: Comment: Stated Maturity Date is x/XX/xxxx Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1 along with preliminary HUD-1, Fee itemization and closing instructions are also missing from the loan file."	* Loan program disclosure missing or unexecuted (Lvl 2) "Loan Program Disclosure is missing from the loan file."
* ROR not hand dated by borrower(s) (Lvl 2)     "ROR is not hand dated by the borrowers."
																																																																																								* ROR Transaction date not consistent with Note and/or HUD (Lvl 2) "ROR transaction date is different than note date."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
63475486	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$7,008.78	04/XX/2020	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	$1,418.32	$2,252.90	4.254%	360	xx	xx	Conventional	ARM	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Error	First	Final policy	Not Applicable	Not Applicable	01/XX/2020	$383,746.15	Not Applicable	2.000%	$1,162.08	03/XX/2020	Financial Hardship	As per updated title report dated xx/XX/2021, the subject mortgage was recorded on xx/XX/2005 with the xx,
The chain of assignment has been completed.
There is a Municipal lien open against the subject property in the favor of City of xx Certificate of lien for rental unit business tax due in the amount of $229.66 which was recorded on xx/XX/2010.

There is a civil judgment open against the borrower in the favor of xx and it was recorded on xx/XX/2012 in the amount of $2013.68.	According to payment history as of xx/XX/2021 states that the borrower has been delinquent with the loan from 15 month and the next due date for the payment is xx/XX/2020. The last payment was received in the amount of $1725.25 on xx/XX/2020 which was applied to the due date xx/XX/2020. The current unpaid principal balance is in the amount of $xx till the due date of xx/XX/2020. The current P&I is $1,162.08, PITI is $1,725.25 and interest rate is 2.000%.	xx:Loan is in collections.
The payment history dated as of xx/XX/2021 reveals that the borrower has been delinquent from xx/XX/2020. The loan is in delinquency for 15 months. The last payment received date is not available in the provided payment history. The current P&I is $1,162.08 and interest rate is 2.00%. The current unpaid principal balance is in the amount of $xx.
The borrower had filed the bankruptcy under chapter 13 with the case# xx on xx/XX/2020. This case was dismissed on xx/XX/2020 and it was terminated on xx/XX/2020.
No foreclosure proceedings have been found.
According to collection comment, no damages or repairs have been found.
The comment dated xx/XX/2020 states that the reason for default is unemployment. xx:xx:The borrower had filed the bankruptcy under chapter 13 with the case# xx on xx/XX/2020. This case was dismissed on xx/XX/2020 and it was terminated on xx/XX/2020.	The loan modification agreement was made on xx with the borrower and the xx The new principal balance of the loan is $xx to be paid at the rate of interest of 2% and P&I of $1162.08 from 0xx	Affiliated Business Disclosure Credit Report Loan Program Info Disclosure	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: N/A Tape Source: Initial Tape Type:
Field: Corporate Advances: Recoverable per Payment History   Loan Value: $x.xx   Tape Value: $xxx.xx   Variance: $-xxx.xx   Variance %: -xxx.xxxxx%   Comment: N/A   Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Collections, >= xxx Days   Tape Value: Collections, xx-xxx Days   Variance:    Variance %:    Comment: The current status is in collections.   Tape Source: Initial   Tape Type:
Field: Escrow Advance Balance per Payment History   Loan Value: $x.xx   Tape Value: $xxxx.xx   Variance: $-xxxx.xx   Variance %: -xxx.xxxxx%   Comment: N/A   Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xx (Days)   Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $xxxx.xx   Tape Value: $xxxx.xx   Variance: $xxx.xx   Variance %: xx.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: x.xxxxxxxxxxxxxxE+xx   Variance:    Variance %:    Comment: The payment history string is xxxxxxxxxxxxxxxxxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Purpose Per Application   Loan Value: Purchase   Tape Value: Construction/Perm   Variance:    Variance %:    Comment: As per the application the this is purchase transaction.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx Variance: xxxx (Days) Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (Lvl 2) "Loan program disclosure is missing is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing in loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
																																																																																								* Settlement date is different from note date (Lvl 2) "As per HUD-1, settlement date is 7/XX/2005 and Note date is 6/XX/2005."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
72938818	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$569.53	05/XX/2021	Not Applicable	No	Loss Mitigation	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$370.88	8.125%	360	xx	xx	Conventional	ARM	Purchase	xx	xx	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021 the subject mortgage was originated on xx/XX/1996 with lender 1st xx and recorded on xx/XX/1996 for the amount of $xx.
The chain of assignment has been complete. Currently, the assignment is with xx
There is junior mortgage originated on xx/XX/1997 with lender xx Bank and recorded on xx/XX/1997 for the amount of $9400.00.
No active liens and judgments found against the borrower.
Annual taxes for the year 2020 are paid in the amount of $569.53. No prior year tax delinquency has been found.	According to the payment history as of dated xx/XX/2021 the borrower has been delinquent for 9 months and the next due date is xx/XX/2020. The last payment was received on xx/XX/2021 for the amount of $399.88xx.The monthly P&I is in the amount of $263.27 with an interest rate of 4.750%. The current UPB is reflected in payment history for the amount of $xx.	xx:The current status of the loan is in collection. According to the payment history as of dated xx/XX/2021 the borrower has been delinquent for 9 months and the next due date is xx/XX/2020. The last payment was received on xx/XX/2021 for the amount of $399.88xx.The monthly P&I is in the amount of $263.27 with an interest rate of 4.750%. The current UPB is reflected in payment history for the amount of $xx.
The foreclosure proceedings were initiated on the loan by referring it to Attorney on xx/XX/2019. As per the collection comment dated xx/XX/2019 the sale was scheduled on xx/XX/2019. No more information is found in given 24 months of servicing comment regarding the current foreclosure status. The borrower xx Bowman and xx Bowman had filed bankruptcy under chapter-7 with the case# xx on xx/XX/2020. The debtor was discharged on xx/XX/2001.The case was terminated on xx/XX/2001. The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. As per the servicing comment dated xx/XX/2021 the reason for default is death of family member due to covid-19. xx:The foreclosure proceedings were initiated on the loan by referring it to Attorney on xx/XX/2019. As per the collection comment dated xx/XX/2019 the sale was scheduled on xx/XX/2019. No more information is found in given 24 months of servicing comment regarding the current foreclosure status. xx:The borrower xx Bowman and xx Bowman had filed bankruptcy under chapter-7 with the case# xx on xx/XX/2020. The debtor was discharged on xx/XX/2001.The case was terminated on xx/XX/2001. There is no evidences are found regarding reaffirmation agreement.	Not Applicable	Affiliated Business Disclosure Credit Application Notice of Servicing Transfer	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: Bunkruptcy is "YES". Tape Source: Initial Tape Type:
Field: Corporate Advances: Recoverable per Payment History   Loan Value: $x.xx   Tape Value: $xxx.xx   Variance: $-xxx.xx   Variance %: -xxx.xxxxx%   Comment: Corporate advance per PH is "$x.xx".   Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Collections, >= xxx Days   Tape Value: Collections, xx-xxx Days   Variance:    Variance %:    Comment: Currentl Legal Status is "Collections>=xxx Days".   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Currently in foreclosure is "Yes".   Tape Source: Initial   Tape Type:
Field: Escrow Advance Balance per Payment History   Loan Value: $x.xx   Tape Value: $xxxx.xx   Variance: $-xxxx.xx   Variance %: -xxx.xxxxx%   Comment: Escrow advance per PH is "$x.xx'.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xxx (Days)   Variance %:    Comment: Last payment received date is x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xx (Days)   Variance %:    Comment: Original Appraisal date is "x/XX/xxxx."   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: $xxxxx.xx   Tape Value: $xxxxx.xx   Variance: $xxx.xx   Variance %: x.xxxxx%   Comment: Original appraised value is "$xx".   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Original LTV is "xx.xxx %".   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: x.xxxxxxxxxxxxxxE+xx   Variance:    Variance %:    Comment: Payment history string is "xxxxxxxxxxxxxxxxxxxxxxx".   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: x/XX/xxxx Tape Value: xx/XX/xxxx Variance: -xx (Days) Variance %: Comment: stated maturity date is x/XX/xxxx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Lost Note Affidavit (Lvl 2)     "Lost Note Affidavit is present in the loan file with ref. "xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is unable to be determine from the available loan files."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business disclosure is missing from the loan file."
																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
40365393	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,102.20	07/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,012.47	3.125%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	760	Not Applicable	43.116%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of updated title report dated xx/XX/2021 shows that the subject mortgage was originated on xx/XX/2020 and it was recorded on xx/XX/2020 in the amount of $xx in the favor of “xx ” with Instr#2020-xx-00. The chain of assignment is complete as the loan is currently with the subject lender “xx No active judgments & liens have been found. Annual county taxes for the year 2020 have been paid off in the amount of $3,102.2. No delinquent taxes have been found for the prior year.	The payment history dated as of xx/XX/2021 reveals that the borrower is current with the loan. The next due date is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $1,365.53 and it was applied for the due date xx/XX/2021. The current P&I is $1,012.47 and rate of interest is 3.125%. The current unpaid principal balance is in the amount of $xx.	xx:Loan is in performing status. The payment history dated as of xx/XX/2021 reveals that the borrower is current with the loan. The next due date is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $1,365.53 and it was applied for the due date xx/XX/2021. The current P&I is $1,012.47 and rate of interest is 3.125%. The current unpaid principal balance is in the amount of $xx. No foreclosure activity has been found. According to collection comments, no damage or repairs have been found. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Borrower x Current Employer x Contact Name Loan Value: x Star Auto Sales Inc Tape Value: x Star Auto |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: Full Documentation   Tape Value: Reduced   Variance:    Variance %:    Comment: Final Application reflect Full documentation   Tape Source: Initial   Tape Type:
Field: Number of Months Collection Comments Received   Loan Value: xxx   Tape Value: x   Variance: xxx   Variance %: xxxx.xxxxx%   Comment: NA   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: x.xxx%   Variance: xx.xxx%   Variance %: xx.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. CLTV =xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: x.xxx%   Variance: xx.xxx%   Variance %: xx.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. LTV =xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: x.xxx% Variance %: x.xxxxx% Comment: Total Original T&I for the debt ratio:( Real Estate Taxes $xxx.xx+Hazard insurance $xx.xx +flood insurance $x.xx+ MI $x.xx+ HOA Dues $x.xx) equals Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the initial closing disclosure delivery date test due to one of the following findings:( 12 CFR §1026.19(f) (1)(ii) ) The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either: "USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or "In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or The initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction The creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than three business days before consummation."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation in Charges that Cannot Increase test due to increase of fee in Initial CD dated 4/XX/2020. Initial LE dated 3/XX/2020 reflect Points - Loan Discount Fee at $1,511.00, However, Initial CD dated 4/XX/2020 reflect Points - Loan Discount Fee at $xx This is fee increase of $8.73 for 0% tolerance test fee. Valid COC for the increase in fee amount is missing in the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approve/eligible at 43.15%. Per tape, BWR undisclosed mortgage at closing may push DTI over 63%. Details not provided. Unable to rely on docs in file and unable to calc ATR."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.116%, the Borrower income was $4,190.57 and total expenses are in the amount of $1,325.29 + $483.00 and the loan was underwrittexx) and its recommendation is “Approve/Eligible” with a DTI of 43.115%"
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.116%, the Borrower income was $4,190.75 and total expenses are in the amount of $1,806.80 and the loan was underwritten by AUS/DU(xxand its recommendation is “Approve/Eligible” with a DTI of 43.151%"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
29159065	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,712.84	07/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$502.93	3.500%	360	xx	xx	VA	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	xx	xx	25.000%	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	773	Not Applicable	50.592%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of updated title report dated xx/XX/2021 shows that the subject mortgage was originated on xx/XX/2020 and it was recorded on xx/XX/2020 in the amount of $xx in the favor of “xx
The chain of assignment is complete as the loan is currently with the subject lender “xx
No active judgments & liens have been found.
Annual county taxes for the year 2020 have been paid off in the amount of $1,712.84 on xx/XX/2020.
No delinquent taxes have been found for the prior year.	The payment history dated as of xx/XX/2021 reveals that the borrower is current with the loan. The next due date is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $796.51 and it was applied for the due date xx/XX/2021. The current P&I is $502.93 and rate of interest is 3.500%. The current unpaid principal balance is in the amount of $xx.	xx:Loan is in performing status.
The payment history dated as of xx/XX/2021 reveals that the borrower is current with the loan. The next due date is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $796.51 and it was applied for the due date xx/XX/2021. The current P&I is $502.93 and rate of interest is 3.500%. The current unpaid principal balance is in the amount of $xx.
  No foreclosure activity has been found.
According to collection comments, no damage or repairs have been found. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Borrower x Current Employer x Contact Name Loan Value: NA;Disabled Tape Value: NA:Disabled |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Info. updated as per review.   Tape Source: Initial   Tape Type:
Field: Number of Months Collection Comments Received   Loan Value: xx   Tape Value: x   Variance: xx   Variance %: xxxx.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: xx/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xx (Days)   Variance %:    Comment: Appraisal Report reflects Appraisal date as xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: x.xxx%   Variance: xx.xxx%   Variance %: xx.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Amount of Secondary Lien:$xxx Loan Amount: $xx. CLTV =xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xx (Days)   Variance %:    Comment: Note Document reflects Note date as xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: x.xxx%   Variance: xx.xxx%   Variance %: xx.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. LTV =xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Total Original T&I for Debt Ratios: (Real Estate Taxes $xxx.xx + Hazard Insurance $xxx.xx + Flood Insurance $xx + MI $xx + HOA Dues $xx ) equals $xxx.xx and All Other Monthly payments are $x,xxx.xx. The Borrowers Total Monthly income Verified as $x,xxx.xx. Hence, Post-Close DTI per xxxx is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Variance: Variance %: Comment: The Note dated xx/XX/xxxx and signed at closing, reflects the Property Address Street as xx. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "TRID Tolerance Test is incomplete due to Initial CD is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape reflects the following issue, "This loan is uninsurable due to insufficient entitlement. The borrower has a rental property that is tied to another VA loan. Due to the subject loan amount being under $xx, there is no additional entitlement available"."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate Lock Agreement is missing from loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 50.59%, the Borrower income was $5,395.38 and total expenses are in the amount of $2,729.62 and the loan was underwritten by AUS/DU (xx and its recommendation is “Approve/Eligible” with a DTI of 50.58%."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
51053347	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$519.09	06/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$428.83	3.375%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	686	673	27.723%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2021 in the favor of MERS as nominee for xx which was recorded on xx/XX/2021. No active judgments or liens have been found.
Annual taxes of 2020 have been paid in the amount of $519.09.
No prior year delinquent have been found.	As per the review of the payment history, the loan has been delinquent for more than 120 days. The UPB is $xx.	xx:As per the review of the payment history, the loan has been delinquent for more than 120 days. The UPB is $xx.
The RFD is unable to be determined. The collection comments are missing. Therefore COVID review has not been performed. The comments are missing from xx/XX/2021 to xx/XX/2021. The working details of the borrower xx have not been mentioned. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Borrower x Current Employer x Position/Type of Business Loan Value: Not Applicable Tape Value: Retired |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Does Lender G/L Require MI is not applicable.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: x.xxx%   Variance: xx.xxx%   Variance %: xx.xxxxx%   Comment: "Collateral Value used for Underwriting: $xx. Amount of Secondary Lien(s): $x.xx. Loan Amount: $xx. CLTV = xx.xxx%."   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: x.xxx%   Variance: xx.xxx%   Variance %: xx.xxxxx%   Comment: "Collateral Value used for Underwriting: $xx. Loan Amount: $xx. LTV = xx.xxx%."   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: x.xxx%   Variance: xx.xxx%   Variance %: xx.xxxxx%   Comment: Total original T&I for the debt ratio: (Real Estate Taxes $xx.xx + Hazard Insurance $xxx.xx + Flood Insurance $x + MI $x.xx + HOA Dues $x.xx ) equals $xxx.xx + Subject Loan P&I $xxx.xx. Total Subject Property Expenses = $xxx.xx + Total Back Debt $x,xxx.xx + Total Monthly Expenses $x,xxx.xx. Total verified monthly income equals $x,xxx.xx. Total DTI per xxxx = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Post-Close Housing Ratio per xxxx Loan Value: x.xxx% Tape Value: x.xxx% Variance: x.xxx% Variance %: x.xxxxx% Comment: Total subject property PITIA (P&I $ xxx.xx + Real Estate Taxes $ xx.xx + Hazard Insurance $xxx.xx + Flood Insurance $x.xx + MI $x.xx + HOA Dues $x.xx) equals $xxx.xx. Total verified monthly income equals $x,xxx.xx. Housing Ratio equals x.xxx%. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "- TRID Tolerance test incomplete due to Initial Closing Disclosure is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape reflects the following issue, "2nd Credit Report pulled and Representative score dropped to 572"."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate Lock Agreement is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
16256986	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,142.21	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$939.65	5.500%	180	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	620	636	28.185%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of latest updated title report dated xx/XX/2021 the subject mortgage was originated on xx/XX/2020 in favor of MERS as nominee for xx in the amount of $xx 00 which was recorded on xx/XX/2020 under Instru# xx. The chain of assignment has been completed as the mortgage is currently with the current assignee PHH xx.

No active judgments or liens have been found against the name of borrower or subject property.
The annual xx for 2020 have been paid in the amount of $2,142.21.
No prior year delinquent taxes have been found.	As per provided tape data as of xx/XX/2021 the loan is performing. The last payment received date is not mentioned and next due date is xx/XX/2021. The current P&I is $939.65 and rate of interest is 5.50%. The current UPB reflected is in the amount of $xx.	xx:As per provided tape data as of xx/XX/2021 the loan is performing. The last payment received date is not mentioned and next due date is xx/XX/2021. The current P&I is $939.65 and rate of interest is 5.50%. The current UPB reflected is in the amount of $xx.
The loan has not been modified since origination.
No evidences have been found regarding the current/prior foreclosure proceedings.
The subject property is owner occupied and no visible damages were reported.
As per PACER report borrower has not filed bankruptcy since loan origination.

As per comment dated xx/XX/2020 borrower has been impacted due to Covid-19 and lost income. Forbearance plan for 3 months was provided which was begun from xx/XX/2020. No more details are available.
At the time of loan origination borrower was working as “xx” for 56 months. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Original Standard LTV (OLTV) Loan Value: xx.xxx% Tape Value: x.xxx% |---| xx.xxx% |----| xx.xxxxx% Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. LTV =xx.xxx%. Tape Source: Initial Tape Type:
Field: Payment History String   Loan Value: mmmmxxxxxxxxxxx   Tape Value: CCCCxxxxxxxx   Variance:    Variance %:    Comment: Updated as per review of available docs.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xxxxxxxxxxxmmmm Tape Value: xxxxxxxCCCCC Variance: Variance %: Comment: Updated as per review of available docs. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Sellers tape reflects the following issues,"COVID Foreberance -High Note - not Agency eligible(Cap Mkts)".The interest rate mentioned in the note document is 5.50% which is higher than the eligible interest rate."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan file."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed Qualified Mortgage Safe Harbor Threshold test APR Calculated 5.872% APR Threshold 4.790% Over By +1.082%."
																																																																																								* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed ComplianceEase Higher priced mortgage loan test. APR Calculated 5.872% APR Threshold 4.790% Over By +1.082%. Missing Higher Priced Mortgage Loan Disclosure signed by Borrower."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
1859746	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$887.60	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$514.29	4.500%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	742	Not Applicable	40.222%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of latest updated title report dated xx/XX/2021 the subject mortgage was originated on xx/XX/2019 in favor of MERS as nominee for PHH xx in the amount of $xx which was recorded on xx/XX/2019 under Bk/Pg# xx The chain of assignment has been completed as the mortgage is currently with the current assignee PHH xx.

There is an active xx against the subject property in the amount of $xx which was recorded on xx/XX/2000 under Bk/Pg# 408/904 in favor of xx does not reflect payment for above said senior mortgage. The final title policy does not reflect prior mortgage. Possible title claim can be filed. The satisfaction of mortgage has not been found. This can be cured if satisfaction of mortgage is made and recorded.

No active judgments or liens have been found against the name of borrower or subject property.
The annual xx for 2020 have been paid in the amount of $887.60.
No prior year delinquent taxes have been found.	As per provided tape data as of xx/XX/2021 the loan is performing. The last payment received date is not mentioned and next due date is xx/XX/2021. The current P&I is $514.29 and rate of interest is 4.50%. The current UPB reflected is in the amount of $xx.	xx:As per provided tape data as of xx/XX/2021 the loan is performing. The last payment received date is not mentioned and next due date is xx/XX/2021. The current P&I is $514.29 and rate of interest is 4.50%. The current UPB reflected is in the amount of $xx.

The loan has not been modified since origination.
No evidences have been found regarding the current/prior foreclosure proceedings.
The subject property is owner occupied and no visible damages were reported.
As per PACER report borrower has not filed bankruptcy since loan origination.
Borrower is retired person. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: MI Coverage Amount Loan Value: xx.xxx% Tape Value: xx.xxx% |---| -xx.xxx% |----| -xx.xxxxx% Comment: As per Tape data, MI Coverage Amount reflect xx.xxx%. However, MI document reflect xx.xxx%. Tape Source: Initial Tape Type:
Field: Payment History String   Loan Value: mmxxxxxxxxxxxxxxx   Tape Value: CCCCCCCCCCCC   Variance:    Variance %:    Comment: updated as per review of available docs.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxmm   Tape Value: CCCCCCCCCCCC   Variance:    Variance %:    Comment: updated as per review of available docs.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: No Cash-Out   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: As per Tape data, Purpose of Refinance per Application reflect Cash Out - Other. However, Application reflect No cash Out.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-x Loan Value: Refinance Tape Value: Cash Out Variance: Variance %: Comment: As per Tape data, Purpose of Transaction per HUD-x reflect Cash Out. However, it reflect Refiance (No Cash Out) Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the reimbursement amount validation test.
The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

This loan failed the closing or reimbursement date validation test.
The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing /
settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "This loan failed the NC rate spread home loan test due to APR charges 5.481% threshold is 5.320% over by +0.161%.

This loan failed the bona fide discount points test due to The loan is a first lien mortgage and has a principal amount that is greater than or equal to $10,000 and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate.
Points are treated as paid for the purpose of reducing, and in fact result in a bona fide reduction of the interest rate, if they are marked as "Bona Fide - State.""
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan fails charges that cannot increase test; Initial LE dated 10/XX/19 reflects Appraisal Fee at $200.00 and Final CD dated Appraisal Fee at $655.00. This is increase of +$200.00 that cannot increase. Valid COC is missing from loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Seller Tape reflect following issue, "Program Eligibility- Lien Payoff / Max LTV/CLTV exceeded.""
* Missing or error on the Rate Lock Document (Lvl 3) "A copy of Rate Lock Agreement is missing from the loan documents."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Loan fails Qualified Mortgage Safe Harbor Threshold test due to APR charges 5.481% APR Threshold 5.320%. Over By +0.161%. Borrower signed HPML disclosure is missing from loan documents. However, loan is escrowed."
																																																																																								* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan fails Higher-priced loan test due to APR charges 5.481% APR Threshold 5.320%. Over By +0.161%. Borrower signed HPML disclosure is missing from loan documents. However, loan is escrowed."		Moderate	Pass	Pass	Pass	Pass	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
28815319	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,030.50	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$839.38	3.375%	180	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	724	Not Applicable	45.866%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of latest updated title report dated xx/XX/2021 the subject mortgage was originated on xx/XX/2020 in favor of MERS as nominee for PHH xx in the amount of $xx which was recorded on xx/XX/2020 under Bk/Pg# xx. The chain of assignment has been completed as the mortgage is currently with the current assignee PHH xx.

No active judgments or liens have been found against the name of borrower or subject property.
The annual xx for 2020 have been paid in the amount of $6,030.50.
No prior year delinquent taxes have been found.	As per provided tape data as of xx/XX/2021 the loan is in delinquency for 1 months. The last payment received date is not mentioned and next due date is xx/XX/2021. The current P&I is $839.38 and rate of interest is 3.3750%. The current UPB reflected is in the amount of $xx.	xx:As per provided tape data as of xx/XX/2021 the loan is in delinquency for 1 months. The last payment received date is not mentioned and next due date is xx/XX/2021. The current P&I is $839.38 and rate of interest is 3.3750%. The current UPB reflected is in the amount of $xx.

The loan has not been modified since origination.
No evidences have been found regarding the current/prior foreclosure proceedings.
The subject property is owner occupied and no visible damages were reported.
As per PACER report borrower has not filed bankruptcy since loan origination.
At the time of loan origination borrower was working as “xx	Not Applicable	Missing or error on the Rate Lock	Field: Current Legal Status Loan Value: Collections Tape Value: Performing |---| |----| Comment: updated as per review of available docs. Tape Source: Initial Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: x.xxx%   Variance: xx.xxx%   Variance %: xx.xxxxx%   Comment: As per xxxx Appraisal is not required.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xmxxxxxx   Tape Value: XXXCCCCCCCCC   Variance:    Variance %:    Comment: updated as per review of available docs.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxmx   Tape Value: CCCCCCCXCXXX   Variance:    Variance %:    Comment: updated as per review of available docs.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: No Cash-Out   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: As per Final xxxx Purpose of application is No cash-out .   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-x Loan Value: Refinance Tape Value: Cash Out Variance: Variance %: Comment: This is No cash-out/Limited cash-out refinance loan program. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan fails Compliance Ease delivery and timing test for Closing Disclosure dated 9/XX/2020. Document tracker is missing and 3 business days were added to get receipt date 9/XX/2020 which is after the Closing date 9/XX/2013.

This loan failed the reimbursement amount validation test.
The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

This loan failed the closing or reimbursement date validation test.
The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing /
settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation in Charges that Cannot Increase test due to increase of fee in Initial CD dated 9/XX/2020. Initial LE dated 6/XX/2020 reflects Points - Loan Discount Fee at $916.00. However,  Initial CD dated 9/XX/2020 reflects Points - Loan Discount Fee at $1,261.28. This is fee increase of +$345.28 for 0% tolerance test fee. Valid COC for the increase in fee amount is missing in the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape reflects the following issue,"Borrower is refusing new run of credit. LP needs to be re-run with correct loan amount in order to be approved for an appraisal waiver. -E Ferguson approved- SD 4/XX/2021".   Loan was closed with no appraisal. However, tape data reflects the LP should run with PIW."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate Lock Document is missing from the loan file."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.866% the Borrower income was $3,977.08 and total expenses are in the amount of $1,821.00 and the loan was underwritten by AUS/DUxx1) and its recommendation is “Approve/Eligible” with a DTI of 45.42%."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.866% the Borrower income was $3,977.08 and total expenses are in the amount of $1,821.00 and the loan was underwritten by AUS/DU (xx and its recommendation is “Approve/Eligible” with a DTI of 45.42%"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
44016742	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,672.94	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$655.63	3.375%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	732	732	13.491%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of latest updated title report dated xx/XX/2021 the subject mortgage was originated on xx/XX/2020 in favor of MERS as nominee for PHH xx in the amount of $xx which was recorded on xx/XX/2021 under Instru# xx. The chain of assignment has been completed as the mortgage is currently with the current assignee PHH xx.

No active judgments or liens have been found against the name of borrower or subject property.
The annual xx for 2020 have been paid in the amount of $2,672.94.
No prior year delinquent taxes have been found.	As per provided tape data as of xx/XX/2021 the loan is in delinquency for 1 month. The last payment received date is not mentioned and next due date is xx/XX/2021. The current P&I is $655.63 and rate of interest is 3.3750%. The current UPB reflected is in the amount of $xx.	xx:As per provided tape data as of xx/XX/2021 the loan is in delinquency for 1 month. The last payment received date is not mentioned and next due date is xx/XX/2021. The current P&I is $655.63 and rate of interest is 3.3750%. The current UPB reflected is in the amount of $xx.

The loan has not been modified since origination.
No evidences have been found regarding the current/prior foreclosure proceedings.
The subject property is owner occupied and no visible damages were reported.
As per PACER report borrower has not filed bankruptcy since loan origination.
At the time of loan origination borrower was working as “xx” at “xx” for 96 months. xx:xx:xx	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Current Legal Status Loan Value: Collections Tape Value: Performing |---| |----| Comment: updated as per review of available docs. Tape Source: Initial Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: x.xxx%   Variance: xx.xxx%   Variance %: xx.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. CLTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xmmxxx   Tape Value: XXXXXCCCCCCC   Variance:    Variance %:    Comment: updated as per review of available docs.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xxxmmx Tape Value: CCCCCCCXXXXX Variance: Variance %: Comment: updated as per review of available docs. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Transmittal Summary(1008) reflects Appraisal doc has not pulled for this Loan. However, PIW is missing from the Loan Documents."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation in “Charges That Cannot Increase Test” due to fee addition in Final Closing Disclosure dated 11/XX/2020. Initial LE dated 7/XX/2020 does not reflect following fees.
1. Disaster Inspection Fee = $150.00
This is a fee addition of $150.00. Valid COC is missing from the loan file."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape reflects the following issue: "PIW  is missing, undeliverable to GSE.  -E Ferguson approved -SD 4/XX/2021" Transmittal Summary(1008) reflects  as appraisal report is not pulled for this Loan."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate Lock agreement is missing from the Loan Documents."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
90337275	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$2,426.68	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,079.79	7.000%	360	xx	xx	Conventional	ARM	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Secondary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	40.155%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report as of xx/XX/2021, the property ownership is on the name of xx
The chain of assignment is complete as the current assignee is xx
The current taxes due us $2,426.68.
There are no active liens or Judgments found.	According to payment history dated xx/XX/2021 however borrower is performing. The next due date and last payment received is not available. The P&I is $379.04. The UPB is in amount of $xx.	xx:According to payment history dated xx/XX/2021 however borrower is performing. The next due date and last payment received is not available. The P&I is $379.04. The UPB is in amount of $xx.
The bankruptcy is not filed yet.
Foreclosure is not referred to attorney.
There is no proof of damage or repairs found. xx:xx:xx	Not Applicable	Affiliated Business Disclosure Notice of Servicing Transfer	Field: ARM Lifetime Cap Rate Loan Value: xx.xxx% Tape Value: xx.xxx% |---| x.xxx% |----| x.xxxxx% Comment: N/A Tape Source: Initial Tape Type:
Field: First Pay Change Date   Loan Value: xx/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xxx (Days)   Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: First Rate Change Date   Loan Value: xx/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xxx (Days)   Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Occupancy at Origination (Property Usage Type)   Loan Value: Secondary   Tape Value: Primary   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: $xxxxxx.xx   Tape Value: $xxxxxx.xx   Variance: $-xxxx.xx   Variance %: -x.xxxxx%   Comment: N/A   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: x.xxx%   Variance: xx.xxx%   Variance %: xx.xxxxx%   Comment: N/A   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: CCCCCCCCCCCC   Variance:    Variance %:    Comment: The payment history string is xxxxxxxxxxxxxxxxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: CCCCCCCCCCCC   Variance:    Variance %:    Comment: The payment history string is xxxxxxxxxxxxxxxxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Rate Adjustment Subsequent Cap Percent Loan Value: x.xxx% Tape Value: x.xxx% Variance: x.xxx% Variance %: x.xxxxx% Comment: N/A Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA APR test.

This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test. The annual percentage rate (APR) is 4.112%. The disclosed APR of 8.250% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method.

This loan failed the TILA foreclosure rescission finance charge test.
finance charge is $xx. The disclosed finance charge of $7,422.17 is not considered accurate for purposes of rescission because it is understated by more than $35."
* Lost Note Affidavit (Lvl 2)     "A Lost Note affidavit found in the loan file at (xx_Note Affidavit_xx), Which states that The Original Note has been misplaced and/Or Lost."
* Missing Borrower Billing Rights (RESPA) (Lvl 2)     "The borrower billing rights is missing from the loan file."
* Missing HELOC Disclosures (RESPA) (Lvl 2)     "The heloc disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The service transfer disclosure is missing in the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Unable to confirm the operative index value due to missing documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The affiliated business form is missing in the loan file."
																																																																																								* Settlement date is different from note date (Lvl 2) "Settlement date is different from note date."		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
30132589	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,470.33	03/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$1,916.67	$3,222.38	5.750%	360	xx	xx	Conventional	ARM	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	706	Not Applicable	38.002%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2021 shows that the subject mortgage was originated in the amount of $xx with lender is PHH xx on xx/XX/2007 and was recorded on xx/XX/2007.
The chain of assignment has been completed and currently the assignment is with xx xx which was recorded on xx/XX/2017.
The subject mortgage is at first lien position.
No active liens and judgment have been found.
The first installment combined taxes of 2020 have been paid in the amount of $3735.17 on xx/XX/2020.
The second installment combined taxes of 2020 have been paid in the amount of $3735.16 on xx/XX/2021.
No prior years delinquent taxes have been found.	As per the review of payment history as of xx/XX/2021, the borrower has been delinquent with the loan from 3 month and the next due date for payment is xx/XX/2021. The last payment was received by the borrower on xx/XX/2021 in the amount of $2,185.50 which was applied for due date xx/XX/2021. The current P&I is in the amount of $2,185.50 and current PITI is in the amount of $2,185.50 with an interest rate of 4.000%. The current UPB reflected as per the payment history is in the amount of $xx.	xx:The current status of the loan is collection 60-119 days and the next due date for payment is xx/XX/2021. The last payment was received by the borrower on xx/XX/2021 in the amount of $2,185.50 which was applied for due date xx/XX/2021. The current P&I is in the amount of $2,185.50 and current PITI is in the amount of $2,185.50 with an interest rate of 4.000%. The current UPB reflected as per the payment history is in the amount of $xx.
The borrower has been making payments as per “xx”.
The reason for default is unable to determine.
There is no post-origination bankruptcy record has been found.
No evidences have been found regarding the foreclosure proceedings on the subject property in the available servicing comments.
No comment pertaining damage to the subject property has been observed.
No comments have been found stating that the borrower’s income has been affected by COVID-19. xx:xx:xx	Not Applicable	Missing Required State Disclosures	Field: Current Legal Status Loan Value: Collections, xx-xxx Days Tape Value: Performing |---| |----| Comment: The loan is currently in collections. As per the review of payment history as of x/XX/xxxx, the borrower is delinquent for a month with the loan. Tape Source: Initial Tape Type:
Field: First Rate Change Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xx (Days)   Variance %:    Comment: As per note the first rate change date is x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -x (Days)   Variance %:    Comment: As per note the original note doc date is x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: CCCCCCCCCCCC   Variance:    Variance %:    Comment: As per Payment History the Payment History String is xxxxxxxxxxxxxxxxxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: CCCCCCCCCCCC   Variance:    Variance %:    Comment: As per Payment History the Payment History String reversed is xxxxxxxxxxxxxxxxxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xxVariance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Rate Adjustment Subsequent Cap Percent Loan Value: x.xxx% Tape Value: x.xxx% Variance: -x.xxx% Variance %: -x.xxxxx% Comment: The rate adjustment subsequent cap percent is x.xx%. Tape Source: Initial Tape Type:	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not signed by the borrower."	* Cash out purchase (Lvl 2) "The loan was origination on 3/XX/2007 for the purpose of purchase transaction however the borrower gets cash out in the amount of $900.70."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the CA state. The following state disclosures are missing from the loan file:
1. Impound Account Disclosure
2. Cosigner Notice
3. Private Mortgage Insurance Disclosure
4. Earthquake Disclosure forCondominiums
5. Hazard Insurance Disclosure
6. Insurer RecommendationDisclosure
7. CA Fair Lending Notice
8. Anti-Tying Disclosure
9. Privacy Notice
10. Notice of Right to Copy of Appraisal
11. Application for Credit-Married Persons
12. Fair Debt Collection Notice
13. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application
14. Authorization Fees, Charges and Expenses for Federally Related Mortgage Loans
15. Anti-Tying Disclosure
16. Financial Institution Choice of Insurance Disclosure"
																																																																																								* Operative index value is unable to confirm (Lvl 2) "Operative index value is unable to determine from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
86481719	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$6,724.16	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,053.73	4.750%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	748	Not Applicable	43.144%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of latest updated title report dated xx/XX/2021 the subject mortgage was originated on xx/XX/2020 in favor of MERS as nominee for PHH xx in the amount of $xx which was recorded on xx/XX/2020 under Instru# xx. The chain of assignment has been completed as the mortgage is currently with the current assignee MERS as nominee for xx

The subject mortgage is at second lien position as there is an active xx against the subject property in the amount of $xx which was recorded on xx/XX/1998 under Bk/Pg# 4xx in favor of   xx, a municipal corporation acting by and through its  of xx and Development. The final CD does not reflect pay off for above said senior mortgage. xx Policy does not reflect prior mortgage. Possible title claim can be filed. The satisfaction of mortgage has not been found. This can be cured if satisfaction of mortgage is made and recorded.

No active judgments or liens have been found against the name of borrower or subject property.
The annual xx for 2020 have been paid in the amount of $6,724.16.
No prior year delinquent taxes have been found.	The provided tape data as of xx/XX/2021 shows that the loan is in delinquency for 1 month and next due date is xx/XX/2021. The last payment received date is not mentioned. The current P&I is $1,053.73 and rate of interest is 4.750%. The current UPB reflected is in the amount of $xx.	xx:The provided tape data as of xx/XX/2021 shows that the loan is in delinquency for 1 month and next due date is xx/XX/2021. The last payment received date is not mentioned. The current P&I is $1,053.73 and rate of interest is 4.750%. The current UPB reflected is in the amount of $xx.

The loan has not been modified since origination.
No evidences have been found regarding the current/prior foreclosure proceedings.
The subject property is owner occupied and no visible damages were reported.
As per PACER report borrower has not filed bankruptcy since loan origination.
Borrower is retired person. xx:xx:xx	Not Applicable	Initial Escrow Acct Disclosure Missing Initial Closing Disclosure Missing or error on the Rate Lock Transmittal (1008)	Field: Current Legal Status Loan Value: Collections Tape Value: Performing |---| |----| Comment: updated as per review of available docs. Tape Source: Initial Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: x.xxx%   Variance: xx.xxx%   Variance %: xx.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. CLTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xmmxxxxxxxxxxx   Tape Value: CCCCCCCCCxCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxmmx   Tape Value: CCxCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Subject Property Detached/Attached Loan Value: Attached Tape Value: Detached Variance: Variance %: Comment: The Appraisal dated xx/XX/xxxx reflects the subject property as a Attached. (Locator#xxx) Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "ComplianceEase TRID Tolerance Test is incomplete due to Initial CD is missing from loan document."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial Escrow Account Disclosure is missing from the loan documentation."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial Closing Disclosure is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "A Rate Lock agreement disclosure is missing from the loan file."
* Transmittal (1008) is Missing (Lvl 3) "Transmittal summary with corrected loan amount is missing from loan document. Note document reflects loan amount of $xx Transmittal reflects loan amount of $xx."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 44.00% DTI Per tape, income and DTI miscalculated. Details not provided. Unable to rely on documents in file and unable to calculate ATR."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "Loan failed QM Safe Harbor Test due to APR Charged 5.039% APR Threshold 5.030% Over By +0.009%."
* Higher Price Mortgage Loan (Lvl 2)     "Loan failed Higher Priced Mortgage Test due to APR Charged 5.039% APR Threshold 5.030% Over By 0.009%."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the Qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.00% as the Borrower income was $4,762.10 and total expenses are in the amount of $2,054.55 per AUS/DU (xx		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
79471026	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	03/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,358.58	5.500%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	655	Not Applicable	48.674%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the pro-title dated xx/XX/2021 reflects that the subject mortgage was originated on xx/XX/2019 with the lender MERS as nominee for PHH xx in the amount of $xx, which was recorded on xx/XX/2019.
No assignment has been found. The current assignment is with the lender MERS as nominee for PHH xx.
No active liens and judgments have been found.
The tax certificate is not available.	According to a review of the payment history as of xx/XX/2021, the borrower is currently delinquent for 2 months and the next due date for the regular payment is xx/XX/2021. The last payment was received on xx/XX/2021 total in the amount of PITI $1,808.13 which includes P&I $1,358.58 with the rate of interest 5.50%, which was applied for the due date of xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.	xx:According to the review of the servicing comments, the loan is in the collection. According to a review of the payment history as of xx/XX/2021, the borrower is currently delinquent for 2 months and the next due date for the regular payment is xx/XX/2021. The last payment was received on xx/XX/2021 total in the amount of PITI $1,808.13 which includes P&I $1,358.58 with the rate of interest 5.50%, which was applied for the due date of xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.
Unable to determine the reason for the default from the available servicing comments.
No modification, forbearance details are available in recent collections comments.
No foreclosure activity has been found.
No pertaining bankruptcy-related details have been found.
No evidence related to occupancy and the current condition of the subject property has been found in the latest 24 months of servicing comments.  No damage pertaining to the subject property has been found.
As per the final application, the borrower is working in xx as a xx from 240 months. xx:xx:xx	Not Applicable	Initial Escrow Acct Disclosure Missing or error on the Rate Lock	Field: Current Legal Status Loan Value: Collections, < xx Days Tape Value: Performing |---| |----| Comment: The borrower is delinquent with the loan for x months. Tape Source: Initial Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: x.xxx%   Variance: xx.xxx%   Variance %: xx.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. LTV =xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: MMxxxxxxxxxxxxxxxxxxxxxx   Tape Value: CCCCCCCCCCCC   Variance:    Variance %:    Comment: The payment history string is MMxxxxxxxxxxxxxxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xxxxxxxxxxxxxxxxxxxxxxMM Tape Value: CCCCCCCCCCCC Variance: Variance %: Comment: The payment history string reversed is xxxxxxxxxxxxxxxxxxxxxMM. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "Trid Tolerance Test is Incomplete Due to Missing of Initial Closing Disclosure from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial Escrow Account Disclosure is missing in the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate Lock Agreement is missing in the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approve/eligible at 48%. Tape shows employment misrep defect. Details not provided. Unable to rely DTI and unable to calculate income of the borrower."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "Loan fails Qualified Mortgage Safe Harbor Threshold test APR Calculated 5.801% APR Threshold 5.390% Over By +0.411%."
* Higher Price Mortgage Loan (Lvl 2)     "Loan failed Higher Priced Mortgage Test due to APR Charged 5.801% APR Threshold 5.390% Over By 0.411%."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan has a qualified mortgage DTI of 48.674%,the borrower Income is $5,912.02 and the total expenses are in the amount of $2,877.59 The loan was underwritten by AUS/DU(3010206401_Processing and Underwriting Doc Set_1448333529) and Its recommendation is "Approve/Eligible" with a DTI of 48.674%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
49798568	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,734.30	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$756.05	4.125%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	695	Not Applicable	29.412%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the pro-title dated xx/XX/2021 reflects that the subject mortgage was originated on xx/XX/2021 with the lender MERS as nominee for PHH xx in the amount of $xx, which was recorded on xx/XX/2021.
No assignment has been found. The current assignment is with the lender MERS as nominee for PHH xx.
No active liens and judgments have been found.
4th installment combined taxes of 2020 have been paid xx/XX/2020 in the amount of $937.72.
First, second combined installment taxes have been paid and third installment taxes are due on xx/XX/2021 for the amount of $977.20.
No prior years delinquent taxes have been found.	The latest payment history is missing from the loan file. Hence, no last traction details have been found. As per the seller’s tape data, the next due date is xx/XX/2021 and the UPB reflected in the latest payment history is in the amount of $xx.	xx:The latest payment history is missing from the loan file. Hence, no last traction details have been found. As per the seller’s tape data, the next due date is xx/XX/2021 and the UPB reflected in the latest payment history is in the amount of $xx.
No modification, forbearance details are available in recent collections comments.
No foreclosure activity has been found.
No pertaining bankruptcy-related details have been found.
No evidence related to occupancy and the current condition of the subject property has been found in the available months of servicing comments.  No damage pertaining to the subject property has been found.
As per the final application, the borrower is working in 121 Corporation from xx from 36 months. xx:xx:xx	Not Applicable	Initial Escrow Acct Disclosure	Field: Payment History String Loan Value: Not Applicable Tape Value: XXXXXXXXXXCC |---| |----| Comment: No first transaction made. Tape Source: Initial Tape Type:
Field: Payment History String Reversed Loan Value: Not Applicable Tape Value: CCXXXXXXXXXX Variance: Variance %: Comment: No first transaction made. Tape Source: Initial Tape Type:	3: Curable	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial Escrow acct disclosure is missing from the loan file."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Seller Tape reflects following issues, LTV is greater than the eligible criteria. " LTV exceeds GSE eligibility for cashout ref. -Investment property ""											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
53631203	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$10,181.72	03/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,126.99	3.000%	180	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	781	764	45.012%	First	Final policy	Not Applicable	$47,039.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the pro-title dated xx/XX/2021 reflects that the subject mortgage was originated on xx/XX/2020 with the lender MERS as nominee for xx in the amount of $xx, which was recorded on xx/XX/2020.
The chain of assignments have been completed. The current assignment is with x xx, a xx
There is a senior mortgage open against the subject property in the favor of xx Housing and xx Agency, a xx and Politic for the amount of $xx which was recorded on xx/XX/2013; however, the subordinate agreement was made on xx/XX/2020 and the senior mortgage was subordinated with the subject mortgage which was recorded on xx/XX/2021. Hence, the subject mortgage is at first lien position.
No active liens and judgments have been found.
First and second installment town taxes have been paid each in the amount of $2,540.54.
Annual utility taxes have been paid for the amount of $240.28.
Third installment town taxes are due on xx/XX/2021 in the amount of $2,550.32.
No prior years delinquent taxes have been found.	According to a review of the payment history as of xx/XX/2021, the borrower is currently delinquent for 8 months and the next due date for the regular payment is xx/XX/2020. The last payment was received on xx/XX/2021 total in the amount of PITI $3,017.77 which includes P&I $2,126.99 with the rate of interest of 3.00%, which was applied for the due date of xx/XX/2020. The UPB reflected in the latest payment history is in the amount of $xx.	xx:According to the review of the servicing comments, the loan is in the collection. According to a review of the payment history as of xx/XX/2021, the borrower is currently delinquent for 8 months and the next due date for the regular payment is xx/XX/2020. The last payment was received on xx/XX/2021 total in the amount of PITI $3,017.77 which includes P&I $2,126.99 with the rate of interest of 3.00%, which was applied for the due date of xx/XX/2020. The UPB reflected in the latest payment history is in the amount of $xx.
As per the servicing comment dated xx/XX/2020, the borrower's income was impacted due to the COVID-19. The borrower was approved for the repayment plan which was started from xx/XX/2020 to xx/XX/2020. The borrower approved the 3 months forbearance extension plan which was started from xx/XX/2020 to xx/XX/2021. As per the comment dated xx/XX/2020, the borrower was approved for the 12 months which was started from xx/XX/2021 to xx/XX/2022. No further details have been found.
As per the comment dated xx/XX/2021, the borrower made all TPP and he qualifies for the permanent modification which was started on xx/XX/2021 and the maturity date is xx/XX/2035. The new P&I is $2,090.99 with a fixed rate of interest of 3.00%; however, the modification details do not reflect on the payment history tape data.
No foreclosure activity has been found.
No pertaining bankruptcy-related details have been found.
As per the servicing comments, the subject property has been occupied by the owner. No damage pertaining to the subject property has been found. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock Origination Appraisal	Field: Original Standard LTV (OLTV) Loan Value: xx.xxx% Tape Value: x.xxx% |---| xx.xxx% |----| xx.xxxxx% Comment: Collateral Value used for Underwriting: $xx. Loan Amount:$xx. LTV =xx.xxx%. Tape Source: Initial Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxx   Tape Value: CCCxxxxxxxxx   Variance:    Variance %:    Comment: The payment history string is xxxxxxxxxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxx   Tape Value: xxxxxxxCxCCC   Variance:    Variance %:    Comment: The payment history string reversed is xxxxxxxxxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Property City   Loan Value: East Brunswick   Tape Value: BRUNSWICK   Variance:    Variance %:    Comment: As per note property city is East Brunswick.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: No Cash-Out   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: Final xxxx application reflects Purpose of Refinance as 'No Cash-Out'.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-x Loan Value: Refinance Tape Value: Cash Out Variance: Variance %: Comment: Final Closing Disclosure reflects Purpose of Transaction as 'Refinance'. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "Loan Fails Prohibited Fees First Lien Test fees charged $35.00. The below fees were included in the test:

 Processing Fee paid by Borrower: $35.00"
* Final Application Incomplete (Lvl 3)     "Final 1003 Application in loan file dated 01/XX/2020 is located at (xx) was not Hand Signed by Borrower."
* Loan does not conform to program guidelines (Lvl 3)     "Seller Tape reflects following issue.
Appraisal waiver was lost on the loan; FHLMC is requiring a full appraisal. - COVID Forbearance."
* Missing Appraisal (Lvl 3)     "Appraisal Report is missing from loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock provided expired on 01/XX/2020 and the loan closed on 01/XX/2020. No lock extension found."
* Missing Required Disclosures (Lvl 3) "Final Closing Disclosure Located at xxs not Hand dated. But, Electronically Signed."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.012%, the Borrower income was $8,555.00 and total expenses are in the amount of $3,850.77and the loan was underwritten by LP (xxand its recommendation is “Accept/Eligible” with a DTI of 45.01%."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "Right of Rescission document in loan file located at (xx		Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
56762918	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,725.05	03/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$640.75	3.875%	360	xx	xx	USDA	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	699	Not Applicable	40.758%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the pro-title dated xx/XX/2021 reflects that the subject mortgage was originated on xx/XX/2017 with the lender MERS as nominee for xx in the amount of $xx, which was recorded on xx/XX/2017.
No assignment has been found. The current assignment is with the lender MERS as nominee for  xx
No active liens and judgments have been found.
The first, second, third, and fourth installment combined taxes of 2021 are due on xx/XX/2021, xx/XX/2021, xx/XX/2022, and xx/XX/2022 each in the amount of $431.26.
No prior years delinquent taxes have been found.	According to a review of the payment history as of xx/XX/2021, the borrower is currently delinquent for 2 months and the next due date for the regular payment is xx/XX/2021. The last payment was received on xx/XX/2021 total in the amount of PITI $880.07 which includes P&I $640.75 with the rate of interest of 3.875%, which was applied for the due date of xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.	xx:According to the review of the servicing comments, the loan is in the collection. According to a review of the payment history as of xx/XX/2021, the borrower is currently delinquent for 2 months and the next due date for the regular payment is xx/XX/2021. The last payment was received on xx/XX/2021 total in the amount of PITI $880.07 which includes P&I $640.75 with the rate of interest of 3.875%, which was applied for the due date of xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.
As per the final application, the borrower is working in xx Department as a xx from 121 months.
Unable to determine the reason for the default from the available servicing comments.
No modification, forbearance details are available in recent collections comments.
No foreclosure activity has been found.
No pertaining bankruptcy-related details have been found.
As per the servicing comments, the subject property has been occupied by the owner. No damage pertaining to the subject property has been found. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Current Legal Status Loan Value: Collections, < xx Days Tape Value: Performing |---| |----| Comment: The borrower is delinquent with the loan for x months. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Tape data reflects "No" and audit data reflects "Not Applicable"   Tape Source: Initial   Tape Type:
Field: MI Coverage Amount   Loan Value: Not Applicable   Tape Value: xx.xxx%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mortgage Type   Loan Value: USDA   Tape Value: FHA   Variance:    Variance %:    Comment: Final xxxx reflects Mortgage type as USDA.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx.xxx%   Tape Value: x.xxx%   Variance: xxx.xxx%   Variance %: xxx.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. LTV = xxx.xxx%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: MMMxxxxxxxxxxxxxxxxxxxxx   Tape Value: CCCCCCCCCCCC   Variance:    Variance %:    Comment: The payment historty string is MMxxxxxxxxxxxxxxxxxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxxxxxxMMM   Tape Value: CCCCCCCCCCCC   Variance:    Variance %:    Comment: The payment historty string reversed is xxxxxxxxxxxxxxxxxxxxxxxxMM.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value:xx  Variance:    Variance %:    Comment: Tape data reflects "xxx" as per note data reflects xx".   Tape Source: Initial   Tape Type:
Field: Subject Property Detached/Attached Loan Value: Attached Tape Value: Detached Variance: Variance %: Comment: Tape data reflects "Detached" and as per appraisal document reflects "Attached." Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed TRID tolerance test charges that cannot increase 0% and charges that in total cannot increase more than 10% test due to loan failed Initial LE estimate delivery and timing test. Initial LE dated 10/XX/2017 which is digitally received on 11/XX/2017 which is more than 3 business days from initial application date 10/XX/2017."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape reflects the following issue " GNMA Voluntary Repurchase-Uninsured. -Orig note PN at wells.""
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate Lock agreement document is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
38845309	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,379.80	04/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,029.14	3.750%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	629	673	44.097%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2021 shows that the subject mortgage was originated on xx/XX/2012 and was recorded on xx/XX/2012 in the amount of $xx with lender is MERS as nominee for xx

No any chain of assignment has been available.

 Active liens and judgments:
  There is one junior mortgage which was originated on xx/XX/2016 and was recorded on xx/XX/2016 in the amount of $xx with lender is xx,xx
There are 2 xx) liens which were recorded on different date with different amount in favor of xx

There is one xx) liens which was recorded on xx/XX/2019 in the amount of $742.33 in favor of xx

  1st installment town taxes of 2021 have been paid in the amount of $1344.95.

2nd installment town taxes of 2021 have been paid in the amount of $1344.95.	As per the review of payment history as of xx/XX/2021, the borrower is current with the loan and the next due date for payment is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $1,029.14 which was applied for due date xx/XX/2021. The current P&I is in the amount of $1,029.14 and current PITI is in the amount of $1,545.09 with an interest rate of 3.750%. The current UPB reflected as per the payment history is in the amount of $xx.	xx:The loan is performing. As per the review of payment history as of xx/XX/2021, the borrower is current with the loan and the next due date for payment is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $1,029.14 which was applied for due date xx/XX/2021. The current P&I is in the amount of $1,029.14 and current PITI is in the amount of $1,545.09 with an interest rate of 3.750%. The current UPB reflected as per the payment history is in the amount of $xx.

As per servicing comment unable to determine the reason for default.   The subject property has been occupied by owner. The borrower's intention is to keep the property. No damage or repairs are found.  As per servicing comment dated 6/XX/2021the borrower’s income is not impacted by covid-19.

No evidences have been found in last 24 months and Loan file regarding foreclosure proceedings. No evidences are available in loan file and in the latest servicing comments regarding Bankruptcy. xx:xx:xx	Not Applicable	Notice of Servicing Transfer	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Does lender G/L require MI is not applicable. Tape Source: Initial Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: x.xxx%   Variance: xx.xxx%   Variance %: xx.xxxxx%   Comment: Original standard LTV (OLTVC) is xx.xxx%   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: CCCCCCCCCCCC   Variance:    Variance %:    Comment: Peyment history string is xxxxxxxxxxxxxxxxxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: CCCCCCCCCCCC   Variance:    Variance %:    Comment: Peyment history string reversed is xxxxxxxxxxxxxxxxxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan failed the RESPA "Title Services and Lender's Title Insurance" (1101) validation test.
The loan provides a value of $751.00 for "Title Services and Lender's Title Insurance." However, the sum of all component fees,
$375.00, does not equal the value entered for "Title Services and Lender's Title Insurance." There is a difference of $376.00.
If any "Title Services and Lender's Title Insurance" component fees are provided to ComplianceAnalyzer, then all component fees that contribute to the total "Title Services and Lender's Title Insurance" should be provided and their sum must reflect the total "Title Services and Lender's Title Insurance." This is necessary in order to correctly calculate the loan's finance charge and
APR.

This loan failed the RESPA "Required Services That You Can Shop For" (1301) validation test.
The loan provides a value of $594.80 for "Required Services That You Can Shop For." However, the sum of all component fees,
$575.00, does not equal the value entered for "Required Services That You Can Shop For." There is a di

This loan failed the RESPA "Government Recording Charges" (1201) validation test.
The loan provides a value of $400.00 for "Government Recording Charges." However, the sum of all component fees, $500.00, does not equal the value entered for "Government Recording Charges." There is a difference of $-100.0"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the prohibited fees test.
The loan does charge fee(s) not provided for in this act, which is prohibited.
A person licensed as a mortgage broker shall have the right to charge only the following fees: (1) application fee; and (2)
discount points which may be labeled as an origination fee.

This loan failed the RESPA "Required Services That You Can Shop For" (1301) validation test.
The loan provides a value of $594.80 for "Required Services That You Can Shop For." However, the sum of all component fees,
$575.00, does not equal the value entered for "Required Services That You Can Shop For." There is a di

This loan failed the RESPA "Government Recording Charges" (1201) validation test.
The loan provides a value of $400.00 for "Government Recording Charges." However, the sum of all component fees, $500.00, does not equal the value entered for "Government Recording Charges." There is a difference of $-100.0

This loan failed the RESPA "Title Services and Lender's Title Insurance" (1101) validation test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the prohibited fees test.
The loan does charge fee(s) not provided for in this act, which is prohibited.
A person licensed as a mortgage broker shall have the right to charge only the following fees: (1) application fee; and (2)
discount points which may be labeled as an origination fee."
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Servicing Transfer Disclosure is missing from the loan file."		Moderate	Not Covered	Pass	Pass	Pass	Fail	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
22677539	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$0.00	$270.00	03/XX/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$596.45	5.250%	180	xx	xx	FHA	Fixed	Cash Out	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	738	754	28.710%	First	Short Form Policy	Not Applicable	Not Applicable	08/XX/2013	$36,300.53	Not Applicable	3.750%	$168.11	08/XX/2013	Financial Hardship	According to the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2004 and recorded on xx/XX/2004 with the lender MERS as nominee for xx
The chain of assignment has been completed. Currently, the assignment is from xx   recorded on xx/XX/2013.
There is junior mortgage was originated with the lender “Secretary of Housing and xx” for the amount of $8,549.09 recorded on xx/XX/2013.
No active liens and judgments have been found against the borrower and subject property.
County annual taxes for the year of 2020 have been paid in the amount of $270.00 on xx/XX/2020.
No prior year delinquent taxes have been found.	According to latest payment history as of xx/XX/2021, the borrower is currently delinquent for 3 months and the next due date is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $293.93 which was applied for the due date xx/XX/2021. The unpaid principal balance is reflected in the amount of $xx. The current P&I is $168.11 and the interest rate is 3.750%.	xx:The loan is currently in the Collection and the next due date is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $293.93 which was applied for the due date xx/XX/2021. The unpaid principal balance is reflected in the amount of $xx. The current P&I is $168.11 and the interest rate is 3.750%. The loan has been modified since origination. The borrower has been making the payment as per the modification agreement which was made on xx/XX/2013 between the borrower xx and lender "xx”. As per the modified terms, the new principal balance is $xx. The borrower has promised to pay the in the amount of $168.11 with the interest rate of 3.750% beginning on xx/XX/2013 till maturity date of xx/XX/2043. The foreclosure was not initiated. The borrower xx and xx had bankruptcy under chapter 7 with the case# xx on xx/XX/2010. The POC was filed by creditor xx on xx/XX/2010 for the secured claim amount is $xx and arrearage amount is $0.00. However, the POC deadline dated xx/XX/2017. The schedule D of xx shows that the amount of claim without deducting the value of the collateral is $xx and the value of the collateral is $xx. Therefore, the unsecured portion is $0.00. The debtor was discharged on xx/XX/2010 and the case was terminated on xx/XX/2011. The subject property is unable to be determined. As per the comment dated xx/XX/2019, the reason for default is curtailment of income. No comment pertaining damage to the subject property has been observed. xx:xx:The borrower xx had bankruptcy under chapter 7 with the case# xx on xx/XX/2010. The POC was filed by creditor xx on xx/XX/2010 for the secured claim amount is $xx and arrearage amount is $0.00. However, the POC deadline dated xx/XX/2017. The schedule D of xx shows that the amount of claim without deducting the value of the collateral is $xx and the value of the collateral is $xx. Therefore, the unsecured portion is $0.00. The debtor was discharged on xx/XX/2010 and the case was terminated on xx/XX/2011.	The loan has been modified since origination. The borrower has been making the payment as per the modification agreement which was made on xx between the borrower "xx”. As per the modified terms, the new principal balance is $xx. The borrower has promised to pay the in the amount of $168.11 with the interest rate of 3.750% beginning on xx till maturity date of xx	Affiliated Business Disclosure Missing Required State Disclosures Mortgage Insurance	Field: Current Legal Status Loan Value: Collections, xx-xxx Days Tape Value: Performing |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: $xxxxx.xx   Tape Value: $xxxxx.xx   Variance: $-xxxx.xx   Variance %: -x.xxxxx%   Comment: N/A   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: x.xxx%   Variance: xx.xxx%   Variance %: xx.xxxxx%   Comment: N/A   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: CCCCCCCCCCCC   Variance:    Variance %:    Comment: The payment history string is xxxxxxxxxxxxxxxxxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: CCCCCCCCCCCC   Variance:    Variance %:    Comment: The payment history string is xxxxxxxxxxxxxxxxxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Manufactured Housing Tape Value: Modular Housing Variance: Variance %: Comment: Considered as per the document. Tape Source: Initial Tape Type:	3: Curable	* Property is Manufactured Housing (Lvl 3) "Home is not affixed. An appraisal report located at xx” the subject property type is manufactured Home. However, the manufactured home rider located on “xx. Final title policy shows ALTA 7 endorsement is incorporated; however, ALTA 7 endorsement is missing. Affidavit of affixation is missing from the loan file. VIN# is not available in legal description of subject mortgage. The latest tax search report available in the updated title report dated 7/XX/2021 shows seperate assessment for land and improvement."	* MI, FHA or MIC missing and required (Lvl 2) "This is FHA Loan. Mortgage insurance certificate is missing from the loan files."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Tennessee State. The following required state disclosures are missing from the loan file.
1. Placement of Insurance Disclosure
2. Availability of Title Insurance
3. TN Consent to Disclosure of Insurance Information
4. Choice of xx/insurer
5. Insurance Solicitation/Post Commitment"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
56462485	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,070.43	06/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$435.57	3.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	18.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	713	Not Applicable	19.645%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2020 in the favor of MERS as nominee for xx . xx of assignment has been completed. Currently, the mortgage is with MERS as nominee for xx which was recorded on xx/XX/2020. There is a junior mortgage in the amount of $6000 which was recorded on xx/XX/2020 in the favor of xx . No active judgments or liens have been found.
 Annual taxes of 2020 have been paid in the amount of $1049.02.
No prior year delinquent have been found.	As per the review of the payment history, the loan has been current with the loan and the next payment is due for xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $615.82 which was applied for xx/XX/2021. The current P&I is $435.57 and PITI is $615.82. The UPB is $xx.	xx:The present status of the loan is in performing and the next payment is due for xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $615.82 which was applied for xx/XX/2021. No foreclosure and bankruptcy have been found. The RFD is unable to be determined. No comments have been found stating the borrower’s income was impacted by Covid. The borrower xx has been working at xx as an xx for 3 years 4 months. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: x Tape Value: x |---| -x |----| -xx.xxxxx% Comment: As per tape data Age of Loan is x. but, The Audit value is x. Tape Source: Initial Tape Type:
Field: Escrow Account Indicator   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: As per tape data Escrow Account Indicator is NO. but, The Audit value is YES.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent Loan Value: xx.xxx% Tape Value: xxx.xxx% Variance: -x.xxx% Variance %: -x.xxxxx% Comment: Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The provided Seller’s tape is showing an alert that the borrower is unresponsive which resulted in reaching aging limit with bond authority."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "An executed copy of Rate Lock Agreement is missing from the loan file."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
79435562	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,606.68	07/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,531.86	3.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Secondary	Yes	Yes	Yes	689	746	44.863%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2021 and recorded on xx/XX/2021 with the lender MERS as nominee for xxfor the amount of $xx. According to the updated title report dated xx/XX/2021, the chain of assignment has not been completed. No assignments have been found. No active liens and judgments have been found against the borrower and subject property. Combined annual taxes for the year of 2020 have been paid in the amount of $2,502.41 on xx/XX/2020. No prior year delinquent taxes have been found.	According to latest payment history as of xx/XX/2021, the borrower is current with the loan and the next due date is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $2,075.56 which was applied for the due date xx/XX/2021. The unpaid principal balance is reflected in the amount of $xx. The current P&I is $1,531.86 and the interest rate is 3.375%.	xx:The loan is currently in the performing and the next due date is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $2,075.56 which was applied for the due date xx/XX/2021. The unpaid principal balance is reflected in the amount of $xx. The current P&I is $1,531.86 and the interest rate is 3.375%. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The subject property and the reason for default are unable to be determined. No comment pertaining damage to the subject property has been observed. Currently, the borrower is working at xx as xx, xx and xx from 93 months. xx:xx:xx	Not Applicable	Hazard Insurance	Field: Last Payment Received Date Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx |---| xx (Days) |----| Comment: NA Tape Source: Initial Tape Type:
Field: Occupancy at Origination (Property Usage Type)   Loan Value: Secondary   Tape Value: Primary   Variance:    Variance %:    Comment: Final application and AUS reflect the Occupancy category is Secondary.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xx (Days)   Variance %:    Comment: As per tape data Original Note Date is x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: x.xxxxx%   Tape Value: x.xxxxx%   Variance: x.xxxxx%   Variance %: x.xxxxx%   Comment: As per tape data Original Stated Rate x.xxxx%. but, The Audit value is x.xxxxx%.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: x.xxx%   Variance: xx.xxx%   Variance %: xx.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-x   Loan Value: Purchase   Tape Value: Refinance   Variance:    Variance %:    Comment: Final Application and AUS reflect the purpose of transaction is Purchase.   Tape Source: Initial   Tape Type:
Field: Purpose Per Application Loan Value: Purchase Tape Value: Refinance Variance: Variance %: Comment: Final Application and AUS reflect the purpose of transaction is Purchase. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "TRID Violation in Charges that Cannot Increase test due to increase of fee in Initial CD dated 4/XX/2021. Initial LE dated 3/XX/2021 reflect Transfer Taxes at $1,906.00 However, Initial CD dated 4/XX/2021 reflect Transfer Taxes at $4,600.75 This is a fee increase of $2,694.75 for 0% tolerance fee test. Valid COC for the increase in Transfer taxes is missing from the loan documents."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "This loan failed the reimbursement amount validation test.
The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

This loan failed the closing or reimbursement date validation test.
The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing /settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation in Charges that Cannot Increase test due to increase of fee in Initial CD dated 4/XX/2021. Initial LE dated 3/XX/2021 reflect Transfer Taxes at $1,906.00 However, Initial CD dated 4/XX/2021 reflect Transfer Taxes at $4,600.75 This is a fee increase of $2,694.75 for 0% tolerance fee test. Valid COC for the increase in Transfer taxes is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape reflects following issue "Fee increase affecting APR disclosed resulted in above tolerance and no COC issued and second reason UW did not capture warranty for condo prior to loan approval. " to validate the issue valid document is missing from loan document."
* Missing proof of hazard insurance (Lvl 3) "Final Hazard insurance is missing from the loan files."	* ComplianceEase TILA Test Failed (Lvl 2) "The revised closing disclosure delivery date is provided and the revised closing disclosure method of delivery is marked as either:
"USPS First Class Mail" or "Electronic Delivery" or blank, and the revised closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or
"In Person" and the revised closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or
The revised closing disclosure receipt date is provided and the revised closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.
Changes before consummation requiring a new waiting period. If one of the following disclosures provided under §1026.19(f)
(1)(i) becomes inaccurate in the following manner before consummation, the creditor shall ensure that the consumer receives corrected disclosures containing all changed terms in accordance with the requirements of §1026.19(f)(1)(ii)(A)
:(A) The annual percentage rate disclosed under §1026.38(o)(4) becomes inaccurate, as defined in §1026.22.
(B) The loan product is changed, causing the information disclosed under §1026.38(a)(5)(iii) to become inaccurate.
(C) A prepayment penalty is added, causing the statement regarding a prepayment penalty required under §1026.38(b) to become inaccurate.
The creditor shall ensure that the consumer receives the disclosures required under §1026.19(f)(1)(i) no later than three business days before consummation.

Subject loan is a purchase, originated on 5/XX/2021 and the SOL is 1 year."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.86%, the Borrower income was $xx and total expenses are in the amount of $2,691.56 + $6,739.12 and the loan was underwritten by AUS/DU (Locatorxx) and its recommendation is “Approve/Eligible” with a DTI of 44.86%"		Moderate	Not Covered	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
8863181	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$14,095.81	07/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,039.87	2.625%	240	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	775	Not Applicable	18.252%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2021 and recorded on xx/XX/2021 with the lender MERS as nominee for xx, xx for the amount of $xx.
According to the updated title report dated xx/XX/2021, the chain of assignment has not been completed. No assignments have been found.
No active liens and judgments have been found against the borrower and subject property.
Combined annual taxes for the year of 2020 have been paid in the amount of $xx on xx/XX/2021.
No prior year delinquent taxes have been found.	According to latest payment history as of xx/XX/2021, the borrower is current with the loan and the next due date is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $1,039.87 which was applied for the due date xx/XX/2021. The unpaid principal balance is reflected in the amount of $xx. The current P&I is $1,039.87 and the interest rate is 2.625%.	xx:The loan is currently in the performing and the next due date is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $1,039.87 which was applied for the due date xx/XX/2021. The unpaid principal balance is reflected in the amount of $xx. The current P&I is $1,039.87 and the interest rate is 2.625%. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The subject property and the reason for default are unable to be determined. No comment pertaining damage to the subject property has been observed.
Currently, the borrower is working at xx as xx from 12 months. xx:xx:xx	Not Applicable	Origination Appraisal	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xx (Days)   Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: x/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: xxx (Days)   Variance %:    Comment: The Note reflects the Original Note Doc Date as x/XX/xxxx.   Tape Source: Initial   Tape Type:
																																																																																				Field: Original Standard LTV (OLTV) Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: x.xxx% Variance %: x.xxxxx% Comment: "Collateral Value used for Underwriting: $xx. Loan Amount: $xx. CLTV = xx.xxx%." Tape Source: Initial Tape Type:	3: Curable		* Missing Appraisal (Lvl 3) "Final Appraisal report is missing from the loan files."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Tape shows occupancy as unknown but to be conservative, treating as OO for testing. Tape also shows SE BWR would not provide tax returns to verify income. Unable to rely on docs in file and unable to calc ATR."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
90740373	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,218.44	07/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,423.81	2.250%	180	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	771	Not Applicable	44.752%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2021 and recorded on xx/XX/2021 with the lender MERS as nominee for xx, xx for the amount of $xx. According to the updated title report dated xx/XX/2021, the chain of assignment has not been completed. No assignments have been found. There are 2 senior civil judgments against the borrower, first in the favor of xx recorded on xx/XX/2015 and second in the favor of xx. for the amount of $5,009.28 recorded on xx/XX/2011. First and second installments of combined taxes for the year of 2021 are due in the amount of $3,609.25 on xx/XX/2021 and $3,609.19 on xx/XX/2021. No prior year delinquent taxes have been found.	According to latest payment history as of xx/XX/2021, the borrower is current with the loan and the next due date is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $2,423.81 which was applied for the due date xx/XX/2021. The unpaid principal balance is reflected in the amount of $xx. The current P&I is $2,423.81 and the interest rate is 2.250%.	xx:The loan is currently in the performing and the next due date is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $2,423.81 which was applied for the due date xx/XX/2021. The unpaid principal balance is reflected in the amount of $xx. The current P&I is $2,423.81 and the interest rate is 2.250%. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The subject property and the reason for default are unable to be determined. No comment pertaining damage to the subject property has been observed. Currently, the borrower is working at DK xx from 420 months. xx:xx:xx	Not Applicable	Right of Rescission	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xx (Days)   Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: x/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: xx (Days)   Variance %:    Comment: Note Document in loan file reflects Note date as xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: -x.xxx% Variance %: -x.xxxxx% Comment: Collateral Value used for Underwriting:$xx. Loan Amount: $xx. LTV =xx.xxx%. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. This loan failed the closing or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing /settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation in Charges that Cannot Increase test due to increase of fee in Initial CD dated 2/XX/2021. Revised LE#1 dated 2/XX/2021 reflect Rate Lock Fee at $2,775.00 However, Initial CD dated 2/XX/2021 reflect Rate Lock Fee at $3,700.00 This is fee increase of $925.00 for 0% tolerance test fee. Valid COC for the increase in fee amount is missing in the loan documents."
* Right of Rescission missing or unexecuted (Lvl 3) "Right of Rescission in loan file Hand Signed by Borrower is located at (xx Credit Pkgxx PG#xx) does not reflects Expiration date."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approve/eligible at 45%. Tape shows defect that BWR has additional properties that were not included in DTI. Details not provided. Unable to rely on docs in file and unable to calc ATR."
																																																																																								* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.752%, the Borrower income was $xx and total expenses are in the amount of $3,143.04 + $3,235.00 and the loan was underwritten by AUS/LP (xx d its recommendation is “Approve/Eligible” with a DTI of 45.00%"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
58002971	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,554.78	07/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$811.60	2.125%	180	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	768	777	36.646%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2021 and recorded on xx/XX/2021 with the lender MERS as nominee for xx, xx for the amount of $xx. According to the updated title report dated xx/XX/2021, the chain of assignment has not been completed. No assignments have been found. No active liens and judgments have been found against the borrower and subject property. County annual taxes for the year of 2020 have been paid in the amount of $3,554.78 on xx/XX/2020. No prior year delinquent taxes have been found.	According to latest payment history as of xx/XX/2021, the borrower is current with the loan and the next due date is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $811.60 which was applied for the due date xx/XX/2021. The unpaid principal balance is reflected in the amount of $xx. The current P&I is $811.60 and the interest rate is 2.125%.	xx:The loan is currently in the performing and the next due date is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $811.60 which was applied for the due date xx/XX/2021. The unpaid principal balance is reflected in the amount of $xx. The current P&I is $811.60 and the interest rate is 2.125%. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The reason for default is unable to be determined. As per the comment dated xx/XX/2021, the subject property is owner occupied. No comment pertaining damage to the subject property has been observed.
As per the initial application, the borrower is working at xx as xx/xx from 12 months. xx:xx:xx	Not Applicable	Credit Application Missing or error on the Rate Lock	Field: Borrower #x Middle Name Loan Value: xx Tape Value: C |---| |----| Comment: Tape data reflects "C" and Note data reflects "xx". Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Tape data reflects "No" and audit value reflects "Not Applicable" as per initial application URLA.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xxx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: x/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: xx (Days)   Variance %:    Comment: Tape data reflects "xx/XX/xxxx" and Note data reflects "x/XX/xxxx"   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Purchase agreement reflects sales price as $xxxxxx.xx and loan amount is $xxxxxx.xx. Hence, this reflects the calculated original standard LTV.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-x   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Tape data reflects "Single Family" and Appraisal document reflects "PUD". Tape Source: Initial Tape Type:	3: Curable	* Application Missing (Lvl 3) "An executed copy of final 1003 is missing from the loan file."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "1. This loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

2. This loan failed the closing or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date).

3. This loan failed the TRID disclosure dates and personal delivery validation test. This loan contains a  Revised Closing Disclosure Receipt Date (03/XX/2021) that is after the Revised Closing Disclosure Delivery Date (03/XX/2021). However, the method of delivery is marked as "Personal.""
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE Risk indicator is "Moderate" since this loan failed the charges that cannot increase test. Missing valid COC for a total fee increased total in the amount of $626.00 on final CD dated 03/XX/2021.
Provided initial LE dated 12/XX/2020 reflects the Rate Lock Extension Fee as $0.00, however, the final CD reflected it as $626.00. There is a total fee increased of $626.00 for a Non-Shoppable Fee which exceeded the 0% tolerance for Non-Shoppable Fees."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan failed the charges that cannot increase test. Missing valid COC for a total fee increased total in the amount of $626.00 on final CD dated 03/XX/2021.
Provided initial LE dated 12/XX/2020 reflects the Rate Lock Extension Fee as $0.00, however, the final CD reflected it as $626.00. There is a total fee increased of $626.00 for a Non-Shoppable Fee which exceeded the 0% tolerance for Non-Shoppable Fees."
* Loan does not conform to program guidelines (Lvl 3)     "The provided Seller’s tape is showing an alert that Underwriter did not catch comparable on appraisal were not similar to sub property. Appraiser advised no comparable available."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "An executed copy of Rate Lock Agreement is missing from the loan file."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
46601392	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,156.27	06/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$530.12	5.250%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	670	Not Applicable	43.761%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of latest updated title report dated xx/XX/2021 the subject mortgage was originated on xx/XX/2020 in favor of MERS as nominee for MERS as nominee for xx in the amount of $xx which was recorded on xx/XX/2020 under Bk/Pg# 552/152. The chain of assignment has been completed as the mortgage is currently with the current assignee xx

No active judgments or liens have been found against the name of borrower or subject property.
The annual xx for 2020 have been paid in the amount of $1,156.27.
No prior year delinquent taxes have been found.	As per review of latest payment history as of xx/XX/2021 the loan is performing. The last payment was received on xx/XX/2021 in the total amount of $741.27 with the interest rate of 5.250% and P&I $530.12 for the due date of 7/XX/xx The next due date is xx/XX/2021. The current UPB reflected is in the amount of $xx.	xx:As per review of latest payment history as of xx/XX/2021 the loan is performing. The last payment was received on xx/XX/2021 in the total amount of $741.27 with the interest rate of 5.250% and P&I $530.12 for the due date of 7/XX/xx The next due date is xx/XX/2021. The current UPB reflected is in the amount of $xx.

The loan has not been modified since origination.
No evidences have been found regarding the current/prior foreclosure proceedings.
As per PACER report borrower has not filed bankruptcy since loan origination.
Borrower is retired person.

As per comment dated xx/XX/2021 the property had a loss on xx/XX/2021 due to wind/storm and the claim was under 40K. The claim check of $8,621.15 was received on xx/XX/2021 and borrower stated that she was trying to get AR. No more details are available. Unsure whether the damage has been repaired or not. xx:xx:xx	Not Applicable	Field: Last Payment Received Date Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx |---| xx (Days) |----| Comment: updated as per review of latest pay history. Tape Source: Initial Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxx   Tape Value: XXXxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: updated as per review of latest pay history.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xxxxxxxxxxxxxxxxx Tape Value: xxxxxxxxxxxxxXxXXX Variance: Variance %: Comment: updated as per review of latest pay history. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "TRID Violation in Charges That Cannot Increase test due to fee addition in Initial CD dated 11/XX/2020. Revised LE#3 dated 11/XX/2019 does not reflect Premium tax fee, However Initial CD dated 11/XX/2020 Premium tax fee at $27.00 but these fees are Compensation to affiliate of lender."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "TRID Violation in Charges That Cannot Increase test due to fee addition in Initial CD dated 11/XX/2020. Revised LE#3 dated 11/XX/2019 reflect Closing Protection Fee at $50.00. However Initial CD dated 11/XX/2020 Closing Protection Fee at $50.00 but this fees is Compensation to affiliate of lender."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.761%, the Borrower income was $1,936.23 and total expenses are in the amount of $726.32 + $121.00 and the loan was underwritten by AUS/DU (Locator#xx) and its recommendation is “Approve/Eligible” with a DTI of 43.76%"
																																																																																								* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan fails ComplianceEase Higher priced mortgage loan test. APR Calculated 5.439% APR Threshold 5.120% Over By +0.319%. Missing Higher Priced Mortgage Loan Disclosure signed by Borrower(s)."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
19808030	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,411.15	07/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,662.75	4.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	625	Not Applicable	48.037%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of latest updated title report dated xx/XX/2021 the subject mortgage was originated on xx/XX/2017 in favor of xx in the amount of $xx which was recorded on xx/XX/2017 under Instru# xx. The chain of assignment has been completed as the mortgage is currently with the current assignee xx

No active judgments or liens have been found against the name of borrower or subject property.
The annual xx for 2020 have been paid in the amount of $5,411.15.
No prior year delinquent taxes have been found.	As per review of latest payment history as of xx/XX/2021 the loan is in delinquency for 10 months. The last payment was received on xx/XX/2021 in the total amount of $1,662.75 with the interest rate of 4.750% and P&I $1,662.75 for the due date of xx/XX/2020 The next due date is xx/XX/2020. The current UPB reflected is in the amount of $xx.	xx:As per review of latest payment history as of xx/XX/2021 the loan is in delinquency for 10 months. The last payment was received on xx/XX/2021 in the total amount of $1,662.75 with the interest rate of 4.750% and P&I $1,662.75 for the due date of xx/XX/2020 The next due date is xx/XX/2020. The current UPB reflected is in the amount of $xx.

As per comment dated xx/XX/2021 borrower has been impacted by Covid-19 and lost his job. The forbearance plan was offered for 3 months which was begun from xx/XX/2021 till xx/XX/2021. As per comment dated xx/XX/2021 borrower wanted to make the repayment. The comment dated xx/XX/2021 states the reason for default is curtailment of income. At the time of loan origination borrower was working as “xx” for 8 months.

The loan has not been modified since origination.
No evidences have been found regarding the current/prior foreclosure proceedings.
The subject property is owner occupied and no visible damages were reported.
As per PACER report borrower has not filed bankruptcy since loan origination. xx:xx:xx	Not Applicable	Initial 1003_Application Missing Dicsloures	Field: Age of Loan Loan Value: xx Tape Value: xx |---| -xx |----| -xx.xxxxx% Comment: Note Reflects Age of Loan as xx. Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xxx (Days)   Variance %:    Comment: updated as per review of latest pay history.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxmmmmmmmmmm   Tape Value: XXXXXXXXXXXXxxxxxx   Variance:    Variance %:    Comment: updated as per review of latest pay history.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: mmmmmmmmmmxxxxxxxxxxxxxx Tape Value: xxxxxxXXXXXXXXXXXX Variance: Variance %: Comment: updated as per review of latest pay history. Tape Source: Initial Tape Type:	3: Curable	* Missing Initial 1003_Application (Lvl 3) "Loan Originator's Sign is missing from the initial 1003 loan file."
* Missing Required Disclosures (Lvl 3) "Home Loan Toolkit is missing from the loan file."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.03%, the Borrower income was $7292.10 and total expenses are in the amount of $3,502.92 and the loan was underwritten by DU (xx) and its recommendation is “Approve/Eligible” with a DTI of 48.04%."
* ComplianceEase TILA Test Failed (Lvl 2)     "Finance charge disclosed on Final CD as $xx.  Calculated Finance Charge is $xx.Loan failed TILA Finance Charge Test for an under disclosed amount of $ 435.00.  Reason for Finance Charge under disclosure is unknown as the Fee Itemization and the Compliance Findings are missing. Subject loan is a purchase, originated on 11/XX/2017 and the SOL is 1 year."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.03%, the Borrower income was $7292.10 and total expenses are in the amount of $3,502.92 and the loan was underwritten by DU (xx and its recommendation is “Approve/Eligible” with a DTI of 48.04%."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
73943117	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$515.94	07/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$571.72	2.990%	324	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Unavailable	xx	Primary	Yes	Yes	No	717	Not Applicable	47.357%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of latest updated title report dated xx/XX/2021 the subject mortgage was originated on xx/XX/2021 in favor of MERS as nominee for xx in the amount of $xx which was recorded on xx/XX/2021 under Instru# xx. The chain of assignment has been completed as the mortgage is currently with the current assignee xx The annual xx for 2020 have been paid in the amount of $515.94. No prior year delinquent taxes have been found. There are 2 IRS Liens against the name of borrower in the amount of $xx in favor of xx which was recorded on xx/XX/2019 and xx/XX/2019. There are 2 judgments against the name of borrower as follow. First was recorded on xx/XX/2018 in the amount of $xx in favor of xx . Second was recorded on xx/XX/2019 in the amount of $1,204.40 in favor of xx	As per review of latest payment history as of xx/XX/2021 the loan is performing. The last payment was received on xx/XX/2021 in the total amount of $659.30 with the interest rate of 2.990% and P&I $571.72 for the due date of xx/XX/2021. The next due date is xx/XX/2021. The current UPB reflected is in the amount of $xx.	xx:As per review of latest payment history as of xx/XX/2021 the loan is performing. The last payment was received on xx/XX/2021 in the total amount of $659.30 with the interest rate of 2.990% and P&I $571.72 for the due date of xx/XX/2021. The next due date is xx/XX/2021. The current UPB reflected is in the amount of $xx.

The loan has not been modified since origination.
No evidences have been found regarding the current/prior foreclosure proceedings.
The subject property is owner occupied and no visible damages were reported.
As per PACER report borrower has not filed bankruptcy since loan origination.
At the time of loan origination borrower was working as “xx” at “xx” for 26 months. xx:xx:xx	Not Applicable	Origination Appraisal	Field: Age of Loan Loan Value: x Tape Value: x |---| -x |----| -xx.xxxxx% Comment: Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xx (Days)   Variance %:    Comment: updated as per review of latest PH.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxx   Tape Value: XXXXXXXXXXXXXXXXXx   Variance:    Variance %:    Comment: updated as per review of latest PH.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxx   Tape Value: xXXXXXXXXXXXXXXXXX   Variance:    Variance %:    Comment: updated as per review of latest PH.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: -xx.xxx% Variance %: -xx.xxxxx% Comment: As per xxxx post-close DTI is xx.xxx%. Tape Source: Initial Tape Type:	4: Unacceptable	* Missing Appraisal (Lvl 4) "Appraisal report is missing in the loan file. Appraisal report on form 1004 is required as per the AUS.
Tape shows xx  in file shows subject is a condo. Elevating subject loan for client review that missing appraisal on subjectxxchattel exception may be for subject and not xx
* Qualified Mortgage DTI exceeds 43% (Lvl 4) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 47.357%, the Borrower income was $2,575.75 and total expenses are in the amount of $1,219.80 and the loan was underwritten by AUS/DU xx and its recommendation is “Refer/Caution” with a DTI of 47.357%."	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed charges that cannot increase test. Initial LE dated 11/XX/2020 does not reflect Electronic VOE fee. However, Final CD dated 2/XX/2021 reflects Electronic VOE fee at $19.50. This is an increase in fee of $19.50 for charges that cannot increase, However fees paid by Lender."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan failed charges that cannot increase test. Initial LE dated 11/XX/2020 does not reflect Electronic VOE fee. However, Final CD dated 2/XX/2021 reflects Electronic VOE fee at $19.50. This is an increase in fee of $19.50 for charges that cannot increase, However fees paid by Lender."
																																																																																							* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase test. Initial LE dated 11/XX/2020 does not reflect Electronic VOE fee. However, Final CD dated 2/XX/2021 reflects Electronic VOE fee at $19.50. This is an increase in fee of $19.50 for charges that cannot increase, However fees paid by Lender."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
84041823	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,573.98	07/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$790.55	3.250%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	660	Not Applicable	49.192%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2021 in the favor of MERS as nominee for xx Chain of assignment has been completed. Currently, the mortgage is with MERS as nominee for xx which was recorded on xx/XX/2021.
No active judgments or liens have been found.
1st installment taxes of 2020 have been paid in the amount of $1786.99.
2nd installment taxes of 2020 have been due in the amount of $1786.99.
No prior year delinquent have been found.	As per the review of the payment history, the loan has been current with the loan and the next payment is due for xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $1,308.24 which was applied for xx/XX/2021. The current P&I is $790.55 and PITI is $1,308.24. The UPB is $xx.	xx:The present status of the loan is in performing and the next payment is due for xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $1,308.24 which was applied for xx/XX/2021. No foreclosure and bankruptcy have been found. The RFD is unable to be determined. No comments have been found stating the borrower’s income was impacted by Covid. xx:xx:xx	Not Applicable	Mortgage Insurance	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: Yes |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: MI Coverage Amount   Loan Value: Not Applicable   Tape Value: xxx.xxx%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: $xxxxxx.xx   Tape Value: $xxxxxx.xx   Variance: $xxxx.xx   Variance %: x.xxxxx%   Comment: Note Document dated xx/XX/xxxx reflects original Balance as $xx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral Value used for Underwriting:$xx. Amount of Secondary Lien:$xxx. Loan Amount: $xx. CLTV =xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: x.xxx% Variance %: x.xxxxx% Comment: Collateral Value used for Underwriting:$xx. Loan Amount: $xx. LTV =xx.xxx%. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the reimbursement amount validation test.The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan failed charges that cannot increase 0% Tolerance test. Initial LE dated 3/XX/2021 does not reflect Transfer Taxes. Final CD dated 4/XX/2021 reflects the addition of Transfer Taxes at $+$832.50(Transfer Taxes 832.50 Paid by seller) This is an increase of $+$832.50 for charges that cannot increase 0% test However, COC for the addition Of Transfer Taxes is missing from the loan documents."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% Tolerance test. Initial LE dated 3/XX/2021 does not reflect Transfer Taxes. Final CD dated 4/XX/2021 reflects the addition of Transfer Taxes at $+$832.50(Transfer Taxes 832.50 Paid by seller) This is an increase of $+$832.50 for charges that cannot increase 0% test However, COC for the addition Of Transfer Taxes is missing from the loan documents."
																																																																																							* MI, FHA or MIC missing and required (Lvl 3) "Final Closing Disclosure reflects monthly MIP as $125.30.However, Mortgage insurance Certificate is missing from loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.19%, the Borrower income was $5,430.25 and total expenses are in the amount$2,671.24 and the loan was underwritten by DU (xx) and Its recommendation is “Approve/Eligible” with a DTI of 49.19%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
89713804	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,310.86	06/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$797.46	3.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	Other	xx	35.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	770	Not Applicable	27.808%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2021 in the favor of MERS as nominee for xx
Chain of assignment has been completed. Currently, the mortgage is with MERS as nominee for xx which was recorded on xx/XX/2021.
No active judgments or liens have been found.
1st and 2nd installment taxes of 2020 have been paid in the amount of $2310.86
No prior year delinquent have been found.	As per the review of the payment history, the loan has been current with the loan and the next payment is due for xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $1,177.17 which was applied for xx/XX/2021. The current P&I is $797.46 and PITI is $1,177.17. The UPB is $xx.	xx:The present status of the loan is in performing and the next payment is due for xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $1,177.17 which was applied for xx/XX/2021. No foreclosure and bankruptcy have been found. The RFD is unable to be determined.
No comments have been found stating the borrower’s income was impacted by Covid. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: MI Coverage Amount Loan Value: xx.xxx% Tape Value: xx.xxx% |---| -xx.xxx% |----| -xx.xxxxx% Comment: MI Coverage Amount as per MI Certificate is as xx.xxx%. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the Kansas license validation test.
This loan failed the Kansas license validation test for one of the following reasons:
Kansas SB 129 (2013 Kansas Laws Ch. 29) requires lenders who originate subordinate mortgage liens to be licensed under the Kansas Uniform Consumer Credit Code on or after July 1, 2013. After this date, lenders are no longer allowed to make subordinate lien loans under a Kansas License Using Interest Section 16-207 or its corresponding Exemption
Letter.
Kansas K.S.A. 9-2201 requires that mortgage lien loans with a closing date on or after July 1, 2017 must be made under a Kansas Mortgage Company license. The Oxx  clarified
that after this date, lenders are no longer allowed to make mortgage lien loans under a Kansas Supervised Lender license."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "This loan failed the Kansas license validation test.
This loan failed the Kansas license validation test for one of the following reasons:
Kansas SB 129 (2013 Kansas Laws Ch. 29) requires lenders who originate subordinate mortgage liens to be licensed under the Kansas Uniform Consumer Credit Code on or after July 1, 2013. After this date, lenders are no longer allowed to make subordinate lien loans under a Kansas License Using Interest Section 16-207 or its corresponding Exemption
Letter.
Kansas K.S.A. 9-2201 requires that mortgage lien loans with a closing date on or after July 1, 2017 must be made under a Kansas Mortgage Company license. The Office of the State Bank Commissioner of Kansas has additionally clarified that after this date, lenders are no longer allowed to make mortgage lien loans under a Kansas Supervised Lender license."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate Lock Agreement is missing in the loan documents."			Moderate	Pass	Pass	Pass	Not Covered	Not Covered	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
89803779	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,176.90	07/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$876.94	3.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	807	696	40.040%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2020 and recorded on xx/XX/2020 with the lender MERS as nominee for xx and trust for the amount of $xx. According to the updated title report dated xx/XX/2021, the chain of assignment has not been completed. No assignments have been found. No active liens and judgments have been found against the borrower and subject property. First and second installments of town taxes for the year of 2020 have been paid in the amount of $2,588.45 on xx/XX/2021 and due in the amount of $2,588.45 on xx/XX/2022. No prior year delinquent taxes have been found.	According to latest payment history as of xx/XX/2021, the borrower is current with the loan and the next due date is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $1,326.94 which was applied for the due date xx/XX/2021. The unpaid principal balance is reflected in the amount of $xx. The current P&I is $876.94 and the interest rate is 3.000%.	xx:The loan is currently in the performing and the next due date is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $1,326.94 which was applied for the due date xx/XX/2021. The unpaid principal balance is reflected in the amount of $xx. The current P&I is $876.94 and the interest rate is 3.000%. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The subject property and the reason for default are unable to be determined. No comment pertaining damage to the subject property has been observed. Currently, the borrower is working at the t xx. as xx from 36 months. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Escrow Account Indicator Loan Value: Yes Tape Value: No |---| |----| Comment: As per Final Closing Disclosure Escrow account reflected in loan file. (xx.). Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) ""Loan Estimate and Closing Disclosure sent out on the same day. Out of compliance and deemed unsalable in the Secondary Market. ""
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "A Rate Lock Agreement document is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
6125161	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$892.98	07/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,677.18	2.999%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Secondary	Yes	Yes	Yes	723	Not Applicable	44.331%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of latest updated title report dated xx/XX/2021 the subject mortgage was originated on xx/XX/2021 in favor of MERS as nominee for xx & Trust in the amount of $xx which was recorded on xx/XX/2021 under Instru# xx. The chain of assignment has been completed as the mortgage is currently with the current assignee xx & Trust. No active judgments or liens have been found against the name of borrower or subject property. The annual xx for 2020 have been paid in the amount of $892.98. No prior year delinquent taxes have been found.	As per review of latest payment history as of xx/XX/2021 the loan is performing. The last payment was received on xx/XX/2021 in the total amount of $1,991.14 with the interest rate of 2.990% and P&I $1,677.18 for the due date of xx/XX/2021. The next due date is xx/XX/2021. The current UPB reflected is in the amount of $xx.	xx:As per review of latest payment history as of xx/XX/2021 the loan is performing. The last payment was received on xx/XX/2021 in the total amount of $1,991.14 with the interest rate of 2.990% and P&I $1,677.18 for the due date of xx/XX/2021. The next due date is xx/XX/2021. The current UPB reflected is in the amount of $xx. The loan has not been modified since origination. No evidences have been found regarding the current/prior foreclosure proceedings. The subject property is owner occupied and no visible damages were reported. As per PACER report borrower has not filed bankruptcy since loan origination. At the time of loan origination borrower was working as “xx	Not Applicable	Field: Escrow Account Indicator Loan Value: Yes Tape Value: No |---| |----| Comment: The Final Closing Disclosure reflect Escrow Account Indicator as Yes. Tape Source: Initial Tape Type:
Field: MI Coverage Amount   Loan Value: xx.xxx%   Tape Value: x.xxx%   Variance: xx.xxx%   Variance %: xx.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: $xxxxxx.xx   Tape Value: $xxxxxx.xx   Variance: $xxx.xx   Variance %: x.xxxxx%   Comment: The Appraisal Document Reflect Original Appraised Value as $xx   Tape Source: Initial   Tape Type:
																																																																																				Field: Post-Close DTI per xxxx Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: x.xxx% Variance %: x.xxxxx% Comment: The Final xxxx reflect Post- Close DTI as xx.xxx%. Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Seller Tape reflects following issue "Mortgage Insurance was not included in the financed amount initially. When added into after close, the LTV increased slightly above 90% deeming this was to return an ineligible finding based on LTV Increase. ""	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.866%, the Borrower income was $$xx and total expenses are in the amount of $7,845.35 and the loan was underwritten by AUS/DU (xx) and its recommendation is “Approve/Eligible” with a DTI of 43.866%"		Minimal	Not Covered	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
66732079	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,613.43	06/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,542.15	3.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	675	714	44.667%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2020 in the favor of MERS as nominee for xx
Chin of assignment has been completed. Currently, the mortgage is with MERS as nominee for xx  ., which was recorded on xx/XX/2020.
No active judgments or liens have been found.
1st installment taxes of 2021 have been paid in the amount of $1438.14.
2nd installment taxes of 2021 have been due in the amount of $1306.72.
No prior year delinquent have been found.	As per the review of the payment history, the loan has been current with the loan and the next payment is due for xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $1,947.27 which was applied for xx/XX/2021. The current P&I is $1,542.15 and PITI is $1,947.27. The UPB is $xx.	xx:The present status of the loan is in performing and the next payment is due for xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $1,947.27 which was applied for xx/XX/2021. No foreclosure and bankruptcy have been found. The RFD is unable to be determined.
No comments have been found stating the borrower’s income was impacted by Covid.
The borrower xx has been working at xx as an xx for 2 months. xx:xx:xx	Not Applicable	Affiliated Business Disclosure HUD-1 Closing Statement Initial Escrow Acct Disclosure Missing Dicsloures Missing or error on the Rate Lock	Field: Date Application Received by Creditor Loan Value: xx/XX/xxxx Tape Value: xx/XX/xxxx |---| x (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: MI Company   Loan Value:xx  Tape Value: Other   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: x.xxx% Variance %: x.xxxxx% Comment: Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final CD signed by borrower is missing from loan File."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial Escrow Account Disclosure is missing from the loan document."
* Intent to Proceed Missing  (Lvl 3)     "Intent to Proceed Document is missing from the loan document."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape data reflects the following issues:
Delivered as a LPA- however, the data was not accurate. Submitted to LPA with property type of Single Family Detached PUD. The subject property is a manufactured home."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate Lock Agreement is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "List of Service Providers is missing from loan document."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "Affiliated Business Form is missing from loan document."	* Property is Manufactured Housing (Lvl 2) "The subject property is a Manufactured Home with VIN/Serial# 1-15985 available in the recorded copy of the subject mortgage and no Manufactured Home Affidavit of Affixation is attached with the Mortgage copy. The final title policy is available in the loan file that has ALTA-7 for Manufactured Home. The Appraisal report at origination is showing that the subject property has been attached to the permanent foundation system and towing wheels and axles have been removed."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.667%, the Borrower income was $4,764.75 and total expenses are in the amount of $179.00 and the loan was underwritten by LP (xx) and its recommendation is “Accept/Eligible” with a DTI of 45%"		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
65631454	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other	$0.00	$6,853.74	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,340.80	2.750%	360	xx	xx	VA	Fixed	Refinance	xx	xx	Streamline Refinance	Not Applicable	xx	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	734	747	Not Applicable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2021 in the favor of xx,
There is a senior mortgage in the amount of xx which was recorded on xx/XX/2019 in the favor of MERS as nominee for xx,
No active judgments or liens have been found.
1st installment taxes of 2020 have been paid in the amount of $3426.87.
2nd installment taxes of 2020 have been due in the amount of $3426.87.
No prior year delinquent have been found.	As per the review of the payment history, the first payment is due for xx/XX/2021. The loan was originated on xx/XX/2021. The current P&I is $1,340.80 and PITI is $1,340.80. The UPB is $xx.	xx:The first payment is due for xx/XX/2021. The loan was originated on xx/XX/2021. No foreclosure and bankruptcy have been found. The RFD is unable to be determined.
No comments have been found stating the borrower’s income was impacted by Covid.
																																																																																	The borrower xx has been working at xx as a xx for 8 years xx:xx:xx	Not Applicable		Field: Original Standard LTV (OLTV) Loan Value: xx.xxx% Tape Value: xx.xxx% |---| x.xxx% |----| x.xxxxx% Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. LTV (CLTV) =xx.xxx%. Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Seller Tape data reflect following issues, "Uninsured VA streamline refinance didn't meet 210 days seasoning requirement.""			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Not Applicable	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
7890763	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	XX	$0.00	$11,127.18	10/XX/2019	zz	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,536.61	5.000%	360	xx	xx	Conventional	ARM	Purchase	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	PUD	xx	xx	Primary	No	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021 the subject mortgage was originated on xx/XX/2016 with lender MERS as nominee for xx C orp and recorded on xx/XX/2016 for the amount of $xx.
The chain of assignment has been completed. Currently, the assignment is with HOF I xx
There is HOA lien recorded on xx/XX/2021 for the amount of $3541.16 in the favor of xx.
County taxes of 2020 are paid in the amount of $xx. No prior year delinquency has been found.	According to the payment history as of dated xx/XX/2021 the borrower has been delinquent for 18 months and the next due date is xx/XX/2019. The last payment was received on xx/XX/2019 for the amount of $3536.61 with an interest rate of 5.00%. The current UPB is reflected in PH for the amount of $xx.	xx:The current status of the loan is in FC. According to the payment history as of dated xx/XX/2021 the borrower has been delinquent for 18 months and the next due date is xx/XX/2019. The last payment was received on xx/XX/2019 for the amount of $3536.61 with an interest rate of 5.00%. The current UPB is reflected in PH for the amount of $xx.
The UT report states that the loan is in active FC. The complaint has been filed on xx/XX/2021. The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. As per the servicing comment dated xx/XX/2020 the borrower's income impacted due to covid-19. xx:The UT report states that the loan is in active FC. The complaint has been filed on xx/XX/2021. xx:xx	Not Applicable	Affiliated Business Disclosure
Credit Application
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Loan Program Info Disclosure
Missing DU/GUS/AUS
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: Borrower x Other Income per U/W Loan Value: Unavailable Tape Value: $xxxx.xx |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Current Foreclosure Status   Loan Value: Complaint Filed   Tape Value: Petition Filed   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Foreclosure   Tape Value: Collections   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Current Servicer (Enumerated)   Loan Value: * Other / Not In List *   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Income Bx U/W   Loan Value: Unavailable   Tape Value: $xxxx.xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: Unavailable   Tape Value: Full Documentation   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Max Rate At First Adjustment   Loan Value: x.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Note Document dated xx/XX/xxxx reflects Max Rate at First Adjustment as xx Months.   Tape Source: Initial   Tape Type:
Field: Number of Properties - Blanket   Loan Value: x   Tape Value: x   Variance: -x   Variance %: -xxx.xxxxx%   Comment: NA   Tape Source: Initial   Tape Type:
Field: Subsequent Rate Adjustment Months   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx.xxxxx%   Comment: Note Document dated xx/XX/xxxx reflects Subsequent Rate Adjustment Months as xx Months.   Tape Source: Initial   Tape Type:
Field: Total Income Per U/W Loan Value: Unavailable Tape Value: $xxxx.xx Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	3: Curable	* Application Missing (Lvl 3) "Final 1003 Application is missing from loan documents."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership Counseling Disclosure is missing from loan documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final Closing Disclosure is missing from loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial Escrow Account Disclosure is missing from loan documents."
* Intent to Proceed Missing  (Lvl 3)     "The Borrower's Intent to proceed is missing in loan file."
* Missing Appraisal (Lvl 3)     "Appraisal Report is missing from loan documents."
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "AUS/DU is missing in the loan file."
* Missing Initial 1003_Application (Lvl 3)     "Initial 1003 Application is missing from loan documents."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial Closing Disclosure is missing from loan documents."
* Missing Initial LE (Lvl 3)     "Initial Loan Estimate is missing from loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate Lock Agreement is missing from loan documents."
* Missing Required Disclosures (Lvl 3)     "Missing Settlement Services Provider List."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3)     "Affiliated Business Disclosure is missing from loan documents."
* Transmittal (1008) is Missing (Lvl 3) "Missing Final Transmittal Summary."	* Loan program disclosure missing or unexecuted (Lvl 2) "Loan Program Disclosure is missing from loan documents."
* Missing flood cert (Lvl 2)     "Flood Insurance Certificate is missing from loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Proof of Hazard Insurance is missing from loan documents."
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Servicing transfer document is missing from loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
52446228	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$19,841.30	06/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$10,488.22	7.500%	360	xx	xx	Conventional	ARM	Purchase	xx	xx	Alternative	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	746	Not Applicable	37.467%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2018 and which was recorded on xx/XX/2018 with the instrument #2018-xx in the amount of $xx with MERS as nominee for xx, The chain of assignment has not been completed. Currently, the mortgage is with xx , not in its individual capacity but solely as Trustee was recorded on xx/XX/2020. No active liens and judgments against the borrower/property. No delinquent taxes have been found.	According to the payment history as of xx/XX/2021, the borrower is delinquent for 10 months. The last payment was received on xx/XX/2021 which was applied to xx/XX/2020. The next due date for payment is xx/XX/2020. The P&I is in the amount of $xx. The UPB reflected as per the payment history is in the amount of $xx.	xx:The loan is currently in collections. According to the payment history as of xx/XX/2021, the borrower is delinquent for 10 months. The last payment was received on xx/XX/2021 which was applied to xx/XX/2020. The next due date for payment is xx/XX/2020. The P&I is in the amount of $xx. The UPB reflected as per the payment history is in the amount of $xx. As per the comment dated xx/XX/2020, the reason for default is curtailment of income. No latest servicing comment or BPO report has been found to determine the current occupancy and condition of the subject property. No damage or repairs have been found. As per the 1003 document the borrower is owner of xx	Not Applicable	Initial 1003_Application Missing DU/GUS/AUS Missing Initial Closing Disclosure Missing or error on the Rate Lock	Field: Current Legal Status Loan Value: Collections, >= xxx Days Tape Value: Collections |---| |----| Comment: Current legal status is collections. Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xxx (Days)   Variance %:    Comment: Last payment received date is x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Max Rate At First Adjustment   Loan Value: x.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Note document reflects Max Rate at First Adjustment is as x.xxx%.   Tape Source: Initial   Tape Type:
Field: Number of Properties - Blanket   Loan Value: Not Applicable   Tape Value: x   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Subsequent Rate Adjustment Months Loan Value: xx Tape Value: xx Variance: -xx Variance %: -xx.xxxxx% Comment: Subsequent Rate Adjustment Months is as xx months. Tape Source: Initial Tape Type:	3: Curable	* Missing DU/GUS/AUS as required by guidelines (Lvl 3) "Missing a AUS/DU disclosure in loan file."
* Missing Initial 1003_Application (Lvl 3)     "Initial Application is not signed by Loan Originator and located at "xx"."
* Missing Initial Closing Disclosure (Lvl 3)     "Third page of Initial closing Disclosure  is missing from the loan documents locator: xx
locator : xx
* Missing or error on the Rate Lock Document (Lvl 3) "Missing a Rate Lock Agreement disclosure in loan file."	* Compliance Testing (Lvl 2) "Loan fails Compliance Ease delivery and timing test for Revised Closing Disclosure dated 9/XX/2018. Document tracker is missing and 3 business days were added to get receipt date 10/XX/2018 which is the Consummation date 10/XX/2018."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "TRID Violation in Charges That Cannot Increase test due to fee addition in Final Closing Disclosure dated 10/XX/2018. Initial LE dated 9/XX/2018 reflects   Appraisal Fee at $400.00. Final CD dated 10/XX/2018 reflects Appraisal Fee at $500.00.This is increase of charges that cannot increase at $100.0. Valid COC for increase  is missing from the loan documents.

TRID Violation in Charges That Cannot Increase test due to fee addition in Final Closing Disclosure dated 10/XX/2018. Initial LE dated 9/XX/2018 does reflect   Transfer Taxes Fee.  Final CD dated 10/XX/2018 reflects Transfer Taxes at $1,870.00.This is increase of charges that cannot increase at $1,870.00. Valid COC for increase  is missing from the loan documents.

Subject loan is a purchase, originated on 10/XX/2018 and the SOL is 1 year."
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed TILA Finance charge disclosed on Final CD as $xx. Calculated Finance Charge $xx for an under disclosed amount of -$xx.

Subject loan is a purchase, originated on 10/XX/2018 and the SOL is 1 year.

This loan failed the TILA APR test due to APR charged  6.941%. APR Threshold 7.534%. variance by -0.593%.

Subject loan is a purchase, originated on 10/XX/2018 and the SOL is 1 year."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "TRID Violation in Charges That Cannot Increase test due to fee addition in Final Closing Disclosure dated 10/XX/2018. Initial LE dated 9/XX/2018 reflects   Appraisal Fee at $400.00. Final CD dated 10/XX/2018 reflects Appraisal Fee at $500.00.This is increase of charges that cannot increase at $100.0. Valid COC for increase  is missing from the loan documents.

TRID Violation in Charges That Cannot Increase test due to fee addition in Final Closing Disclosure dated 10/XX/2018. Initial LE dated 9/XX/2018 does reflect   Transfer Taxes Fee.  Final CD dated 10/XX/2018 reflects Transfer Taxes at $1,870.00.This is increase of charges that cannot increase at $1,870.00. Valid COC for increase  is missing from the loan documents.

Subject loan is a purchase, originated on 10/XX/2018 and the SOL is 1 year."
* Higher Price Mortgage Loan (Lvl 2)     "This loan failed the higher-priced mortgage loan required escrow account test.
The payment of homeowner's insurance and property taxes for properties that are not a condominium, high rise condominium, or planned unit development, or
The loan contains a custom fee with an associated attribute of "escrow or reserves" but the fee does not have a dollar value listed; or
The payment of property taxes for condominium, or high rise condominium, or planned unit development.

Loan failed the Qualified Mortgage Safe Harbor Threshold due to APR Charged 7.534%. APR Threshold 6.350%. Over by +1.184%.

Loan failed the Higher-Priced Mortgage Loan Test due to APR Charged 7.534% APR Threshold 7.350%.Over by +0.184%."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.127%. The Borrower income was $xx and total expenses are in the amount of $xx. AUS/DU is missing from the loan document. Max DTI for manual underwrite is 43%."		Critical	Fail	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
58166335	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$9,950.46	06/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$2,604.17	$5,246.00	6.250%	360	xx	xx	Conventional	ARM	Cash Out	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	728	Not Applicable	28.434%	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021 the subject mortgage was originated on xx/XX/2018 with lender MERS as nominee for 5th xx, Inc and recorded on xx/XX/2018 for the amount of $xx.
The chain of assignment has been completed. Currently, the assignment is with xx
No active liens and judgments found against the borrower.
County taxes of the year 2020 are paid in the amount of $9950.46. No prior year tax delinquency has been found.	According to the payment history as of dated xx/XX/2021 the borrower is regular with the payment and the next due date is xx/XX/2021. The last payment was received on xx/XX/2021 for the amount of $3531.79xx. The monthly P&I is in the amount of $2604.17 with an interest rate of 6.250%. The current UPB is reflected in payment history for the amount of $xx.	xx:The current status of the loan is performing. According to the payment history as of dated xx/XX/2021 the borrower is regular with the payment and the next due date is xx/XX/2021. The last payment was received on xx/XX/2021 for the amount of $3531.79xx. The monthly P&I is in the amount of $2604.17 with an interest rate of 6.250%. The current UPB is reflected in payment history for the amount of $xx.
No comments have been found regarding the foreclosure and bankruptcy. The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. Also, no comments have been found regarding the income impacted due to covid-19. xx:xx:xx	Not Applicable	Affiliated Business Disclosure Missing or error on the Rate Lock	Field: Amortization Term Months (CE, S&P) Loan Value: xxx Tape Value: xxx |---| xxx |----| xx.xxxxx% Comment: As per tape data Amortization Term Months xxx. but, Note Document reflects xxx. Tape Source: Initial Tape Type:
Field: Cash To Borrower (HUD-x Line xxx)   Loan Value: $xxxxxx.xx   Tape Value: $xxxxxx.xx   Variance: $xxx.xx   Variance %: x.xxxxx%   Comment: As per tape data Cash to Borrower $xx but, Closing Disclosure reflects $xx.   Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value: Collections   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Current Servicer (Enumerated)   Loan Value: * Other / Not In List *   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Income Bx U/W   Loan Value: $xxxxx.xx   Tape Value: $xxxxx.xx   Variance: $xxx.xx   Variance %: x.xxxxx%   Comment: As per tape data Income Bx per U/W is $xx. but, The Audit value is $xx.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xxx (Days)   Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Number of Properties - Blanket   Loan Value: x   Tape Value: x   Variance: -x   Variance %: -xxx.xxxxx%   Comment: NA   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: -xxxx (Days)   Variance %:    Comment: As per tape data Stated Maturity Date xx/XX/xxxx. but, Note Document reflects xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Subsequent Rate Adjustment Months   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx.xxxxx%   Comment: As per tape data Subsequent Rate Adjustment Months xx. but, Note Document reflects xx.   Tape Source: Initial   Tape Type:
Field: Total Income Per U/W Loan Value: $xxxxx.xx Tape Value: $xxxxx.xx Variance: $xxx.xx Variance %: x.xxxxx% Comment: As per tape data Total Income per U/W is $xx. but, The Audit value is $xx. Tape Source: Initial Tape Type:	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Missing a Rate Lock Agreement signed by Borrower(s) or memorialized comment by the Loan Officer."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3)     "The Affiliated Business Disclosure missing."
* ROR Transaction date not consistent with Note and/or HUD (Lvl 3) "Final CD reflects closing date as 11/XX/2018. Notary signature date on the Mortgage/Deed of Trust is 11/XX/2018. ROR was signed by Borrower on 11/XX/2018 with an expiry date of 11/XX/2018 and the loan funded on 11/XX/2018."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL      Charged: 6.445%      Allowed: 6.340%     Over by: +0.105%"
																																																																																								* Loan does not conform to program guidelines (Lvl 2) "Seller tape reflects following issue " Active Repayment Plan " to validate the issue valid document is missing from loan document."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
19622127	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$29,091.35	03/XX/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$8,879.47	6.990%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	680	Not Applicable	48.865%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2021 shows that the subject mortgage was originated on xx/XX/2019 with the lender MERS as nominee for xx. which was recorded on xx/XX/2019.
The chain of the assignment has been completed. The latest assignment is with xx Fund I Trust 2019-2, U.S. xx
No active judgments or liens have been found.
Taxes for year 2021 have been paid in the amount of $xx.
Taxes for year 2021 are due in the amount of $3,180.80.
No prior year delinquent taxes have been found.	According to the payment history as of xx/XX/2021, the borrower has been delinquent with the loan for 15 months and the last payment was received on xx/XX/2020 which was applied for xx/XX/2020 and the next due date for the payment is xx/XX/2020. The P&I is in the amount of $8,879.47 and PITI is in the amount of $xx. The UPB reflected is in the amount of $xx.	xx:As per the review of the servicing comments, currently, the loan is in collection and the borrower has been delinquent with the loan for 15 months and the last payment was received on xx/XX/2020 which was applied for xx/XX/2020 and the next due date for the payment is xx/XX/2020. The P&I is in the amount of $8,879.47 and PITI is in the amount of $xx. The UPB reflected is in the amount of $xx.
As per the comment dated xx/XX/2021, the reason for default is the borrower’s income is impacted by covid-19.
No comments have been found regarding foreclosure in the latest servicing comments.
No comments have been found regarding bankruptcy in the latest servicing comments.
The subject property has been occupied by the owner. Recent servicing comments do not reflect any damage pertaining to the subject property. xx:xx:xx	Not Applicable	Affiliated Business Disclosure Initial 1003_Application Missing DU/GUS/AUS Missing or error on the Rate Lock Transmittal (1008)	Field: Bx Years in Current Home Loan Value: x.xx Tape Value: x.xx |---| -x.xx |----| -x.xxxxx% Comment: The Final Application reflects the Borrower's years in current home as x.xx. Tape Source: Initial Tape Type:
Field: Borrower x Other Income per U/W   Loan Value: $x.xx   Tape Value: $xxxx.xx   Variance: $-xxxx.xx   Variance %: -xxx.xxxxx%   Comment: Borrower x other income per Final Application xxxx is as $x.xx.   Tape Source: Initial   Tape Type:
Field: Cash To Borrower (HUD-x Line xxx)   Loan Value: $xxxxx.xx   Tape Value: $xxxxxxx.xx   Variance: $-xxxxxxx.xx   Variance %: -xx.xxxxx%   Comment: Cash To Borrower Per (HUD-x Line xxx) $xx   Tape Source: Initial   Tape Type:
Field: Current Servicer (Enumerated)   Loan Value: * Other / Not In List *   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Income Bx U/W   Loan Value: $xxxxx.xx   Tape Value: $xxxxx.xx   Variance: $xxxx.xx   Variance %: x.xxxxx%   Comment: The Income documents submitted support Borrower's monthly qualifying income as $xx.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xxx (Days)   Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Number of Properties - Blanket   Loan Value: x   Tape Value: x   Variance: -x   Variance %: -xxx.xxxxx%   Comment: NA   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Property Address Street per Original NOTE is as xxx    Tape Source: Initial   Tape Type:
Field: Total Income Per U/W Loan Value: $xxxxx.xx Tape Value: $xxxxx.xx Variance: $-xxx.xx Variance %: -x.xxxxx% Comment: The Income documents submitted support Borrower's monthly income at $xx Total Income per U/W does not equals $xx. Tape Source: Initial Tape Type:	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.865% as the Borrower income was $xx and total expenses are in the amount of $xx. Final AUS is missing from the loan file."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule as the loan is failed for QM safe Harbor threshold test as APR (7.289%) is exceeded APOR (5.980%) by 1.309%. The APR threshold is 5.980% and the subject loan is escrowed one.

Qualified Mortgage Safe Harbor Threshold: FAIL     Charged: 7.289%    Allowed: 5.980%    Over by: +1.309%"
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership Counseling Disclosure is missing in the loan documents."
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "Final AUS is missing in the loan documents."
* Missing Initial 1003_Application (Lvl 3)     "Initial Application is missing in the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate Lock Agreement is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3)     "Required Affiliated Business Disclosure is missing in the loan documents."
* Transmittal (1008) is Missing (Lvl 3) "Final Transmittal 1008 is missing in the loan documents."	* Higher Price Mortgage Loan (Lvl 2) "This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

																																																																																								Higher-Priced Mortgage Loan Test: FAIL Charged: 7.289% Allowed: 6.980% Over by: +0.309%"		Elevated	Pass	Pass	No Result	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
23444530	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,089.78	06/XX/2020	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$1,687.81	Unavailable	5.401%	480	xx	xx	Conventional	ARM	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	776	766	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2021, shows that the subject mortgage was originated on xx/XX/2019 and was recorded on xx/XX/2019, in the amount of $xx with MERS as nominee for xx
The chain of assignment has been completed.

No active judgments or liens have been found.

1st and 2nd combined taxes for the year 2020 have been paid in the total amount of $5,089.78.

No prior year delinquent taxes have been found.	According to payment history as of xx/XX/2021, the borrower is currently delinquent for 11 months and the next due date for payment is xx/XX/2020. The last payment was received on xx/XX/2020 in the amount of $2,164.33 which was applied for due date xx/XX/2020. The current P&I is in the amount of $1,687.81 and current PITI is in the amount of $2,164.33 with an interest rate of 5.401%. The current UPB reflected as per the payment history is in the amount of $xx.	xx:According to servicing comments, the loan is in foreclosure.

According to payment history as of xx/XX/2021, the borrower is currently delinquent for 11 months and the next due date for payment is xx/XX/2020. The last payment was received on xx/XX/2020 in the amount of $2,164.33 which was applied for due date xx/XX/2020. The current P&I is in the amount of $1,687.81 and current PITI is in the amount of $2,164.33 with an interest rate of 5.401%. The current UPB reflected as per the payment history is in the amount of $xx.

The latest property inspection report is not available in the loan file to determine current property condition.

As per comment dated xx/XX/2021, the foreclosure was initiated in the loan by filing referred to attorney on xx/XX/2021. As per updated title report dated xx/XX/2021, the notice of default was filed on xx/XX/2021. No further details have been found.

As per comment dated xx/XX/2020, the reason for default is reduction of income due to covid-19.

No comments pertaining damage to the property were observed.

The loan hasn’t modified since origination.

No foreclosure activity has been found. xx:As per comment dated xx/XX/2021, the foreclosure was initiated in the loan by filing referred to attorney on xx/XX/2021. As per updated title report dated xx/XX/2021, the notice of default was filed on xx/XX/2021. No further details have been found. xx:xx	Not Applicable	Affiliated Business Disclosure
Fraud Report Missing
HUD-1 Closing Statement
Initial 1003_Application
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Notice of Servicing Transfer
Transmittal (1008)	Field: Amortization Term Months (CE, S&P) Loan Value: xxx Tape Value: xxx |---| xxx |----| xx.xxxxx% Comment: Amortization term are xxx months. Tape Source: Initial Tape Type:
Field: Borrower x Other Income per U/W   Loan Value: $xxxx.xx   Tape Value: $xxxxx.xx   Variance: $-xxxx.xx   Variance %: -xx.xxxxx%   Comment: Borrower other income per U/W is $x,xxx.xx.   Tape Source: Initial   Tape Type:
Field: Current Foreclosure Status   Loan Value: Complaint Filed   Tape Value: Petition Filed   Variance:    Variance %:    Comment: current foreclosure status is complaint filed.   Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Foreclosure   Tape Value: Collections   Variance:    Variance %:    Comment: The loan is in foreclosure.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: x (Days)   Variance %:    Comment: Last payment received date is x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Max Rate At First Adjustment   Loan Value: x.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Max rate at first adjustment is x.xxx%.   Tape Source: Initial   Tape Type:
Field: Number of Properties - Blanket   Loan Value: Not Applicable   Tape Value: x   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Subsequent Rate Adjustment Months   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx.xxxxx%   Comment: Subsequent rate adjustment is xx months.   Tape Source: Initial   Tape Type:
Field: Total Income Per U/W Loan Value: Unavailable Tape Value: $xxxxx.xx Variance: Variance %: Comment: Total income per U/W is $x,xxx.xx. Tape Source: Initial Tape Type:	3: Curable	* Fraud Report Missing (Lvl 3) "Fraud Report is missing in loan file."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership Counseling Disclosure is missing in loan file."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final Closing Disclosure is missing in loan file."
* Intent to Proceed Missing  (Lvl 3)     "The Borrower's Intent to proceed is missing in loan file."
* Missing Initial 1003_Application (Lvl 3)     "Initial Loan Application is missing in loan file."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial Closing Disclosure is missing in loan file."
* Missing Initial LE (Lvl 3)     "Initial Loan Estimate is missing in loan file."
* Missing or error on the Rate Lock Document (Lvl 3)     "Missing a Rate Lock Agreement signed by Borrower(s) or memorialized comment by the Loan Officer."
* Missing Required Disclosures (Lvl 3)     "Settlement Services Provider List is missing in loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)     "Servicing transfer disclosure is missing in loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3)     "The Affiliated Business Disclosure missing."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Transmittal (1008) Summary is missing in the loan file."	* DSCR is less than 1.00 (Lvl 2) "Form 1007 (xx reflects estimated monthly rent as $2,600 hence calculated DSCR is 0.79."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
45773106	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,140.47	05/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$7,134.62	$9,529.00	5.960%	360	xx	xx	Conventional	ARM	Refinance	xx	xx	Alternative	No	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	745	Not Applicable	21.483%	First	Preliminary title policy	Not Applicable	Not Applicable	03/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2021, shows that the subject mortgage was originated on xx/XX/2019 and was recorded on xx/XX/2019, in the amount of $xx with MERS as nominee for xx The chain of assignment has been completed. There are 4 state tax liens against the borrower in favor of xx of the State of California recorded on multiple dates in the total amount of $xx. 1st and 2nd county taxes for the year 2020/2021 have been paid in the amount of $6,140.47. No prior year delinquent taxes have been found.	According to payment history as of xx/XX/2021, the borrower is currently delinquent for 6 months and the next due date for payment is xx/XX/2020. The last payment was received on xx/XX/2021 in the amount of $7,885.90 which was applied for due date xx/XX/2020. The current P&I is in the amount of $7,134.62 and current PITI is in the amount of $7,885.90 with an interest rate of 5.960%. The current UPB reflected as per the payment history is in the amount of $xx.	xx:According to servicing comments, the loan is in collection. According to payment history as of xx/XX/2021, the borrower is currently delinquent for 6 months and the next due date for payment is xx/XX/2020. The last payment was received on xx/XX/2021 in the amount of $7,885.90 which was applied for due date xx/XX/2020. The current P&I is in the amount of $7,134.62 and current PITI is in the amount of $7,885.90 with an interest rate of 5.960%. The current UPB reflected as per the payment history is in the amount of $xx. As per comment dated xx/XX/2021, the reason for default is curtailment of income as borrower's income is impacted by covid-19. No comments pertaining damage to the property were observed. The loan hasn’t modified since origination. No foreclosure activity has been found. No post close bankruptcy record has been found. xx:xx:xx	Not Applicable	Affiliated Business Disclosure
Fraud Report Missing
Hazard Insurance
Initial 1003_Application
Missing Initial LE
Missing or error on the Rate Lock
Notice of Servicing Transfer
Right of Rescission
Transmittal (1008)	Field: Amortization Term Months (CE, S&P) Loan Value: xxx Tape Value: xxx |---| xxx |----| xx.xxxxx% Comment: Amortization terms are xxx month. Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Collections, >= xxx Days   Tape Value: Collections   Variance:    Variance %:    Comment: The loan is in collection.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: xxx (Days)   Variance %:    Comment: Last payment was received on x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Max Rate At First Adjustment   Loan Value: x.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Max rate at first adjustment is x.xxx%.   Tape Source: Initial   Tape Type:
Field: Number of Properties - Blanket   Loan Value: x   Tape Value: x   Variance: -x   Variance %: -xxx.xxxxx%   Comment: x   Tape Source: Initial   Tape Type:
Field: Subsequent Rate Adjustment Months Loan Value: xx Tape Value: xx Variance: -xx Variance %: -xx.xxxxx% Comment: Subsequent rate adjustment is xx months. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "Initial Closing Disclosure is missing in the loan file hence TRID Tolerance test is incomplete."
* Fraud Report Missing  (Lvl 3)     "Missing Fraud Report."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership Counseling Disclosure is missing in loan file."
* Intent to Proceed Missing  (Lvl 3)     "The Borrower's Intent to proceed is missing in loan file."
* Missing Initial 1003_Application (Lvl 3)     "Initial Loan Application is missing in loan file."
* Missing Initial LE (Lvl 3)     "Initial Loan Estimate is missing in loan file."
* Missing or error on the Rate Lock Document (Lvl 3)     "Missing a Rate Lock Agreement signed by Borrower(s) or memorialized comment by the Loan Officer."
* Missing proof of hazard insurance (Lvl 3)     "Proof of Hazard Insurance is missing from the loan file."
* Missing Required Disclosures (Lvl 3)     "Missing Settlement Services Provider List."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)     "Servicing transfer disclosure is missing in loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3)     "The Affiliated Business Disclosure missing."
* Right of Rescission missing or unexecuted (Lvl 3)     "ROR hand signed by borrower is missing in the loan file."
* Transmittal (1008) is Missing (Lvl 3) "1008 document is missing from the loan file."	* ComplianceEase HOEPA Test Incomplete (Lvl 2) "This loan is not covered by the HOEPA (Sec. 32 and 35) regulations due to initial disclosures are missing."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "CE result is Moderate as this loan has failed TILA Right of Rescission Test and Qualified Mortgage Interest Only Test. Subject loan is a refinance, originated on 5/XX/2019 and the SOL is 3 years."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan has failed TILA Right of Rescission Test as ROR hand signed by borrower is missing in the loan file.

																																																																																								Subject loan is a refinance, originated on 5/XX/2019 and the SOL is 3 years."		Moderate	Not Tested	Fail	No Result	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
61223246	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$11,420.64	04/XX/2020	Not Applicable	No	Other	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,623.16	6.760%	360	xx	xx	Conventional	ARM	Cash Out	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	622	Not Applicable	25.148%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2021 shows that the subject mortgage was originated on xx/XX/2020 with the lender MERS as nominee for xx which was recorded on xx/XX/2020.
The chain of the assignment has not been found.
There is a civil judgment in the favor of xx Angell which was recorded on xx/XX/2020. However, the amount is unavailable.
Taxes of 2020 have been paid in the amount of $xx.
No prior year delinquent taxes have been found.	According to the payment history as of xx/XX/2021, the borrower has been delinquent with the loan for 14 months and the last payment was received on xx/XX/2020 which was applied for xx/XX/2020 and the next due date for the payment is xx/XX/2020. The P&I is in the amount of $1,623.16 and PITI is in the amount of $2,780.01. The UPB reflected is in the amount of $xx.	xx:As per the review of the servicing comments, currently, the loan is in collection and the borrower has been delinquent with the loan for 14 months and the last payment was received on xx/XX/2020 which was applied for xx/XX/2020 and the next due date for the payment is xx/XX/2020. The P&I is in the amount of $1,623.16 and PITI is in the amount of $2,780.01. The UPB reflected is in the amount of $xx.
As per the comment dated xx/XX/2021, the reason for default is the borrower’s income is impacted by covid-19.
No comments have been found regarding bankruptcy in the latest servicing comments.
The subject property has been occupied by the owner. Recent servicing comments do not reflect any damage pertaining to the subject property. xx:The foreclosure was initiated and the file was referred to an attorney on xx/XX/2020. As per the comment dated xx/XX/2021, the FC was put on hold for original assignment. No further details have been found. xx:xx	Not Applicable	Affiliated Business Disclosure
Fraud Report Missing
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Notice of Servicing Transfer
Right of Rescission
Transmittal (1008)	Field: Bx Years in Current Home Loan Value: x.xx Tape Value: x.xx |---| -x.xx |----| -xx.xxxxx% Comment: The Final Application reflects the Borrower's years in current home as x.xx. Tape Source: Initial Tape Type:
Field: Cash To Borrower (HUD-x Line xxx)   Loan Value: $xxxxx.xx   Tape Value: $xxxxx.xx   Variance: $-xxxx.xx   Variance %: -x.xxxxx%   Comment: Cash to Borrower (HUD-x Line xxx) is as $xx.   Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Collections, >= xxx Days   Tape Value: Collections   Variance:    Variance %:    Comment: Collections, >= xxx Days.   Tape Source: Initial   Tape Type:
Field: Current Servicer (Enumerated)   Loan Value: * Other / Not In List *   Tape Value: xx  Variance:    Variance %:    Comment: Other.   Tape Source: Initial   Tape Type:
Field: Income Bx U/W   Loan Value: $xxxxx.xx   Tape Value: $xxxxx.xx   Variance: $-xxx.xx   Variance %: -x.xxxxx%   Comment: The Income documents submitted support Borrower's monthly qualifying income as $xx.   Tape Source: Initial   Tape Type:
Field: Max Rate At First Adjustment   Loan Value: x.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: ARM note Max Rate At First Adjustment is as x.xxx%.   Tape Source: Initial   Tape Type:
Field: Number of Properties - Blanket   Loan Value: Not Applicable   Tape Value: x   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Subsequent Rate Adjustment Months   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx.xxxxx%   Comment: ARM note in Subsequent Rate note is as xx months.   Tape Source: Initial   Tape Type:
Field: Total Income Per U/W Loan Value: $xxxxx.xx Tape Value: $xxxxx.xx Variance: $-xxx.xx Variance %: -x.xxxxx% Comment: The Income documents submitted support Borrower's monthly income at $xx. Total Income per U/W does not equals $xx. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule as the loan is failed for QM safe Harbor threshold test as APR (6.986%) is exceeded APOR (5.550%) by 1.436%. The APR threshold is 5.550% and the subject loan is escrowed one.

Qualified Mortgage Safe Harbor Threshold: FAIL     Charged: 6.986%    Allowed: 5.550%    Over by: +1.436%"
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3)     "Initial CD is missing in the loan file hence TRID Tolerance test is incomplete."
* Fraud Report Missing  (Lvl 3)     "Fraud Report is missing in loan file."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership Counseling Disclosure is missing in loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial Escrow Acct Disclosure is missing in loan file."
* Intent to Proceed Missing  (Lvl 3)     "The Borrower's Intent to proceed is missing in loan file."
* Missing Initial 1003_Application (Lvl 3)     "Initial Loan Application is missing in loan file."
* Missing Initial LE (Lvl 3)     "Initial Loan Estimate is missing in loan file."
* Missing or error on the Rate Lock Document (Lvl 3)     "Missing a Rate Lock Agreement signed by Borrower(s) or memorialized comment by the Loan Officer."
* Missing Required Disclosures (Lvl 3)     "Settlement Services Provider List is missing in loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)     "Servicing transfer disclosure is missing in loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3)     "The Affiliated Business Disclosure missing."
* Right of Rescission missing or unexecuted (Lvl 3)     "ROR hand signed by borrower is missing in the loan file."
* Transmittal (1008) is Missing (Lvl 3) "Final Transmittal Summary (1008) is missing from the loan documents."	* Higher Price Mortgage Loan (Lvl 2) "This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

																																																																																								Higher-Priced Mortgage Loan Test: FAIL Charged: 6.986% Allowed: 5.550% Over by: +1.436%"		Elevated	Pass	Pass	No Result	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
55537227	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,060.80	06/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,234.93	6.750%	360	xx	xx	Conventional	ARM	Purchase	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	683	Not Applicable	17.216%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2018 with Lender, xx . in the amount of $xx which was recorded on xx/XX/2018. No assignment of mortgage was found. There is an IRS lien active against borrower, Beverly A. Bray in the amount of $xx which was filed by IRS on xx/XX/2019. Property taxes of 2020 have been paid in the amount of $2060.80 on xx/XX/2020 No delinquent taxes have been found.	As per payment history as of xx/XX/2021, the borrower is 6 months delinquent with loan payments. The next due date is xx/XX/2021 and the last payment was received on xx/XX/2021 in the amount $1,575.16 which was applied for the due date of xx/XX/2020. The UPB reflected in the payment history is $xx.	xx:According to servicing comments as of xx/XX/2021, the loan is collection. As per payment history as of xx/XX/2021, the borrower is 6 months delinquent with loan payments. The next due date is xx/XX/2021 and the last payment was received on xx/XX/2021 in the amount $1,575.16 which was applied for the due date of xx/XX/2020. The UPB reflected in the payment history is $xx. As per comment xx/XX/2021, RFD is loss of income due to Covid 19 pandemic and illness. Collection comment dated xx/XX/2020 states that Covid FB plan was approved for the borrower. Collection comment dated xx/XX/2021 states that borrower has made a trial payment for loan modification. No foreclosure action was found in the collection comments. No damage or repair related information was found. xx:xx:xx	Not Applicable	Affiliated Business Disclosure
Document Showing a Index Numerical Value
Hazard Insurance
Initial 1003_Application
Initial Escrow Acct Disclosure
Loan Program Info Disclosure
Missing DU/GUS/AUS
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Notice of Servicing Transfer
Transmittal (1008)	Field: Current Legal Status Loan Value: Collections, >= xxx Days Tape Value: Collections |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Income Bx U/W   Loan Value: $xxxxx.xx   Tape Value: $xxxxx.xx   Variance: $xx.xx   Variance %: x.xxxxx%   Comment: The Income documents submitted support Borrower monthly qualifying base income as $#xx,xxx.xx.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: xxx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Max Rate At First Adjustment   Loan Value: x.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Number of Properties - Blanket   Loan Value: Not Applicable   Tape Value: x   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Subsequent Rate Adjustment Months   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx.xxxxx%   Comment: The Note reflect as Subsequent Rat Adjustment Months as xx Months.   Tape Source: Initial   Tape Type:
Field: Total Income Per U/W Loan Value: $xxxxx.xx Tape Value: $xxxxx.xx Variance: $xx.xx Variance %: x.xxxxx% Comment: The Income documents submitted support Borrower monthly qualifying base income as $#xx,xxx.xx. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "1. This loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

2. This loan failed the closing or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date).

3. This loan failed the TRID disclosure dates and personal delivery validation test. This loan contains a  Revised Closing Disclosure Receipt Date (08/XX/2018) that is after the Revised Closing Disclosure Delivery Date (08/XX/2018). However, the method of delivery is marked as "Personal.""
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE Risk indicator is "Moderate" since this loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule as the loan is failed for QM safe Harbor threshold test as APR (7.176%) is exceeded APOR (5.990%) by 1.180%. The APR threshold is 5.990% and the subject loan is escrowed one.

Qualified Mortgage Safe Harbor Threshold Test: FAIL      Charged: 7.176%      Allowed: 5.990%      Over by: +1.180%"
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3)     "ComplianceEase did not test TRID Tolerance test due to missing initial Closing Disclosure from the loan file."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "A copy of Homeownership Counseling disclosure is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "An executed copy of Initial Escrow Account disclosure is missing from the loan file."
* Intent to Proceed Missing  (Lvl 3)     "An executed copy of Intent to proceed disclosure is missing from the loan file."
* Loan does not conform to program guidelines (Lvl 3)     "The provided Seller’s tape is showing an alert that  the subject loan is under review for workout (COVID-Related)."
* Loan program disclosure missing or unexecuted (Lvl 3)     "An executed copy of Loan Program Disclosure is missing from the loan file"
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "A copy of AUS/DU is missing from the loan file."
* Missing Initial 1003_Application (Lvl 3)     "An executed copy of initial 1003 is missing from the loan file"
* Missing Initial Closing Disclosure (Lvl 3)     "An executed copy of initial CD is missing from the loan file."
* Missing Initial LE (Lvl 3)     "An executed copy of initial LE is missing from the loan file."
* Missing or error on the Rate Lock Document (Lvl 3)     "An executed copy of Rate Lock Agreement is missing from the loan file."
* Missing proof of hazard insurance (Lvl 3)     "A copy of Hazard Insurance Policy is missing from the loan file."
* Missing Required Disclosures (Lvl 3)     "The following disclosures are missing from the loan file:

1. Settlement Services Providers List (SSPL) disclosure

2. Fraud Guard Report"
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)     "Notice Of Servicing Transfer Document is missing from the Loan Documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3)     "An executed copy of Affiliated Business disclosure is missing from the loan file."
* Transmittal (1008) is Missing (Lvl 3) "A copy of final 1008 (Transmittal Summary) is missing from the loan file."	* ComplianceEase TILA Test Failed (Lvl 2) "1. This loan failed the TILA finance charge test. The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate because it is understated by more than $100. Subject loan is a purchase, originated on 8/XX/2018 and the SOL is 1 year.

2. This loan has points and fees that exceed the points and fees threshold. The loan amount is $xx or more, and the transaction's total points and fees is $6,591.00, which exceeds 3 percent of the total loan amount of $xx.  Subject loan is a purchase, originated on 8/XX/2018 and the SOL is 1 year."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Higher Price Mortgage Loan (Lvl 2)     "This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.

Higher-Priced Mortgage Loan Test: FAIL     Charged: 7.176%      Allowed: 5.990%      Over by: +1.180%"
																																																																																								* Operative Index Numerical Value Unavailable based on lender docs (Lvl 2) "The operative index of the loan is not confirmed as the Closing Instructions, Rate Lock Agreement and Loan Program disclosure are missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	Fail	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
26826891	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,811.65	07/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,193.66	3.375%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	683	Not Applicable	43.983%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021, the subject mortgage was originated in xx/XX/2021 and recorded on xx/XX/2021.
Chain of assignment has been completed. Currently, the mortgage is with MERS as nominee for xx which was recorded on xx/XX/2021.
No active judgments or liens have been found.
Annual taxes of 2020 have been paid in the amount of $3811.65.
No prior year delinquent taxes have been found.	As per the review of the payment history, the loan has been current with the loan and the next payment is due for xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $1,229.83 which was applied for xx/XX/2021. The current P&I is $1,193.66 and PITI is $1,229.83. The UPB is $xx	xx:The present status of the loan is in performing and the next payment is due for xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $1,229.83 which was applied for xx/XX/2021. The RFD is unable to be determined. The collection comments are missing. Therefore COVID review has not been performed. The comments are missing from xx/XX/2021 to xx/XX/2021. The borrower xx has been working at xx, as a xx for 17 years 9 months. xx:xx:xx	Not Applicable	Affiliated Business Disclosure Missing or error on the Rate Lock	Field: Original CLTV Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| -x.xxx% |----| -x.xxxxx% Comment: Collateral Value used for Underwriting: $xx. Amount of Secondary Lien(s): $x. Loan Amount: $xxx.xxx. CLTV = xx.xxx%. Tape Source: Initial Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xxx.xxx. LTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: As per Tape data ,Post Close DTI is xx.xx.However, Final Application documents reflects as xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Post-Close Housing Ratio per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: As per Tape data ,Post Close Housing Ratio is xx.xx%.However ,Final Application documents reflects as xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: xxx Tape Value: xxx Variance: x Variance %: x.xxxxx% Comment: As per Tape data ,Stated Remaining term of loan is xxx months.However ,it reflects xxx months. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "CE result is Moderate as this loan has failed Charges That Cannot Increase Test."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan has failed Charges That Cannot Increase Test, because Initial LE dated 8/XX/2020 shows Points - Loan Discount Fee at $0.00 and Transfer Taxes at $1,293.00, however Final CD dated 2/XX/2021 shows Points - Loan Discount Fee at $1,485.00 and Transfer Taxes at $1,485.00. This is a fee increase of $1,677.00 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate Lock Agreement is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "Affiliated Business Form is missing from loan document."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 43.98%. Seller tape is showing DTI in excess of 51%. Details not provided. Unable to rely on docs in file and unable to calc ATR."
																																																																																								* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan has failed Reimbursement Amount Validation Test and Consummation or Reimbursement Date Validation Test."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
77205540	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$8,172.58	06/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,378.65	3.000%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	804	Not Applicable	32.249%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2020 and recorded on xx/XX/2020 with the lender MERS as nominee for xx Company, xx for the amount of $xx.
According to the updated title report dated xx/XX/2021, the chain of assignment has not been completed. No assignments have been found.
No active liens and judgments have been found against the borrower and subject property.
First and second installments of county taxes for the year of 2020/2021 have been paid in the amount of $4,086.29 on xx/XX/2020 and $4,086.29 on xx/XX/2021.
No prior year delinquent taxes have been found.	According to latest payment history as of xx/XX/2021, the borrower is currently delinquent for 1 month and the next due date is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $2,059.70 which was applied for the due date xx/XX/2021. The unpaid principal balance is reflected in the amount of $xx. The current P&I is $1,378.65 and the interest rate is 3.000%.	xx:The loan is currently in the collection and the next due date is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $2,059.70 which was applied for the due date xx/XX/2021. The unpaid principal balance is reflected in the amount of $xx. The current P&I is $1,378.65 and the interest rate is 3.000%. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The subject property and the reason for default are unable to be determined. No comment pertaining damage to the subject property has been observed.
Currently, the borrower is working at the xx as xx from 241 months. xx:xx:xx	Not Applicable	Field: Original Note Doc Date Loan Value: xx/XX/xxxx Tape Value: x/XX/xxxx |---| xx (Days) |----| Comment: As per tape data Original Note Doc Date is x/XX/xxxx. but, Note Doc reflects xx/XX/xxxx. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the reimbursement amount validation test.
The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

This loan failed the closing or reimbursement date validation test.
The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing /settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "This loan failed the reimbursement amount validation test.
The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

This loan failed the closing or reimbursement date validation test.
The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing /settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Charges That In Total Cannot Increase More Than 10% Test:   Loan Data  $1,516.00    Comparison Data   $1,159.40    Variance   +$356.60"
* Hazard Insurance (Lvl 3) "Hazard Insurance Policy does not cover 100% of the unpaid principle balance of the loan. However, Hazard insurance is located at xx	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 32% but seller defect shows income declining and unstable. Details not provided. Unable to rely on docs in file and unable to calc ATR."
* ComplianceEase TILA Test Failed (Lvl 2)     "Finance charge disclosed on Final CD as $xx. Calculated Finance Charge $xx for an under disclosed amount of $2,293.85  Reason for Finance Charge under disclosure is unknown as the Fee Itemization and the Compliance Findings are missing.

																																																																																								Subject loan is a refinance, originated on 10/XX/2020 and the SOL is 3 years."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
92819806	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$2,463.01	07/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,020.56	3.250%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	731	Not Applicable	39.101%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2020 and was recorded on xx/XX/2020, in the amount of $xx, with MERS as nominee for xx Company, xx, with Book/Page#xx

The chain of assignment has been completed. Currently, the assignment is with the MERS as nominee for xx
There is a senior mortgage against the subject property in the favor of MERS as nominee for xx, which was originated on xx/XX/2015 and recorded on xx/XX/2015 in the amount of $xx.

There are two multiple judgments against the borrower in the combined amount of $xx, which were recorded on xx/XX/2017 and xx/XX/2018 xx.
Annual combined taxes of 2020 have been paid on xx/XX/2020 in the amount of $2,463.01.	According to the payment history as of xx/XX/2021, the borrower is performing with the loan. The last payment was received on xx/XX/2021 which was applied for the due date of xx/XX/2021 and the next due date for payment is xx/XX/2021. The P&I is in the amount of $1,020.56 and PITI is in the amount of $1,322.64. The UPB reflected as per the payment history is in the amount of $xx.	xx:As per the comment history, the borrower is performing with the loan. According to the payment history as of xx/XX/2021, the borrower is performing with the loan. The last payment was received on xx/XX/2021 which was applied for the due date of xx/XX/2021 and the next due date for payment is xx/XX/2021. The P&I is in the amount of $1,020.56 and PITI is in the amount of $1,322.64. The UPB reflected as per the payment history is in the amount of $xx. The reason for default is unable to be determined from the latest servicing comments. No comment has been found stating that borrower’s income is impacted due to Covid-19. No evidence has been found regarding damage or repairs in the latest servicing comments. xx:xx:xx	Not Applicable	Field: Escrow Account Indicator Loan Value: Yes Tape Value: No |---| |----| Comment: The Final Closing Disclosure reflect Escrow Account Indicator as PUD. Tape Source: Initial Tape Type:
Field: Original Note Doc Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xx (Days)   Variance %:    Comment: The Note reflects the Original Note Doc Date as xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. CLTV = xx.xxx%%.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Change in Rate/Term   Tape Value: No Cash-Out   Variance:    Variance %:    Comment: Final Application and Final DU reflect Change in Rate/Term. The Borrower received no cash back at closing and paid off no liabilities.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: The Appraisal dated x/XX/xxxx reflects the subject property as a Condominium. Mortgage notarized on xx/XX/xxxx contains a condominium rider. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the TRID disclosure dates and personal delivery validation test. This loan contains a Revised Closing Disclosure Receipt Date (05/XX/2020) that is after the Revised Closing Disclosure Delivery Date (05/XX/2020). However, the method of delivery is marked as "Personal.""
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE Risk indicator is "Moderate" due to following factors:

1.This loan failed the bona fide discount points test. The loan is a first lien mortgage and has a principal amount that is greater than or equal to $10,000 and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate.

2. This loan failed the TRID disclosure and changed circumstances date validation test. The changed circumstances date was not provided and the reason for redisclosure."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "This loan failed the bona fide discount points test. The loan is a first lien mortgage and has a principal amount that is greater than or equal to $10,000 and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "The provided Seller’s tape is showing an alert that retroactive appraisal was provided to cure the outstanding appraisal flexibility violation for interior condition. Retroactive appraisal reduced the value and the revised LTV (84%). Invalidating the LPA Feedback Certificate."			Moderate	Pass	Pass	Pass	Pass	Fail	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
51552222	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,777.84	07/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,409.28	2.625%	180	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	786	Not Applicable	52.089%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2020 and was recorded on xx/XX/2020, in the amount of $xx, with MERS as nominee for xx xx

The chain of assignment has been completed. Currently, the assignment is with the MERS as nominee for xx Company, xx.
No active judgments or liens have been found against the borrower.
Annual county taxes of 2020 have been paid on xx/XX/2020 in the amount of $3,777.84.	According to the payment history as of xx/XX/2021, the borrower is performing with the loan. The last payment was received on xx/XX/2021 which was applied for the due date of xx/XX/2021 and the next due date for payment is xx/XX/2021. The P&I is in the amount of $1,409.28 and PITI is in the amount of $1,798.64. The UPB reflected as per the payment history is in the amount of $xx.	xx:As per the comment history, the borrower is performing with the loan.
According to the payment history as of xx/XX/2021, the borrower is performing with the loan. The last payment was received on xx/XX/2021 which was applied for the due date of xx/XX/2021 and the next due date for payment is xx/XX/2021. The P&I is in the amount of $1,409.28 and PITI is in the amount of $1,798.64. The UPB reflected as per the payment history is in the amount of $xx.
The reason for default is unable to be determined from the latest servicing comments.
No comment has been found stating that borrower’s income is impacted due to Covid-19.
No evidence has been found regarding damage or repairs in the latest servicing comments.
Currently, the borrower is working at the xx as xx from 3.11 years. xx:xx:xx	Not Applicable	Field: Escrow Account Indicator Loan Value: Yes Tape Value: No |---| |----| Comment: Final Closing Disclosure reflects loan is Escrowed. Tape Source: Initial Tape Type:
Field: Original Note Doc Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: xx (Days)   Variance %:    Comment: Original Note Document in loan file reflects Note date as xx/XX/xxxx.   Tape Source: Initial   Tape Type:
																																																																																				Field: Purpose of Refinance Per Application Loan Value: Change in Rate/Term Tape Value: No Cash-Out Variance: Variance %: Comment: Final xxxx Application reflects Purpose of Refinance per Application 'Change in Rate/Term'. Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "The provided Seller’s tape is showing an alert that the Appraiser must report the condition in factual, specific terms and the tax records along with the bedroom/bath count from the borrower are not sufficient to meet this requirement, making it ineligible to for sale to FHLMC."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
64325562	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$89.69	07/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,112.65	2.750%	360	xx	xx	VA	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	Unavailable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	690	742	55.829%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2020 and was recorded on xx/XX/2020, in the amount of $xx, with MERS as nominee for xx Company, xx, with Instrument#xx|Book/Page#xx

The chain of assignment has been completed. Currently, the assignment is with the MERS as nominee for xx Company, xx.
No active judgments or liens have been found against the borrower.
Annual county taxes of 2020 have been paid on xx/XX/2020 in the amount of $89.69.	According to the payment history as of xx/XX/2021, the borrower is performing with the loan. The last payment was received on xx/XX/2021 which was applied for the due date of xx/XX/2021 and the next due date for payment is xx/XX/2021. The P&I is in the amount of $2,112.65 and PITI is in the amount of $2,207.14. The UPB reflected as per the payment history is in the amount of $xx.	xx:According to the payment history as of xx/XX/2021, the borrower is performing with the loan. The last payment was received on xx/XX/2021 which was applied for the due date of xx/XX/2021 and the next due date for payment is xx/XX/2021. The P&I is in the amount of $2,112.65 and PITI is in the amount of $2,207.14. The UPB reflected as per the payment history is in the amount of $xx.
The reason for default is unable to be determined from the latest servicing comments.
No comment has been found stating that borrower’s income is impacted due to Covid-19.
No evidence has been found regarding damage or repairs in the latest servicing comments.
Borrower employment details are not available. xx:xx:xx	Not Applicable	Field: Escrow Account Indicator Loan Value: Yes Tape Value: No |---| |----| Comment: Tape data reflects "No" and audit value reflects "yes". Tape Source: Initial Tape Type:
Field: Original Note Doc Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: xx (Days)   Variance %:    Comment: Tape data reflects "xx/XX/xxxx" and note data reflects "xx/XX/xxxx".   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Tape data reflects "Single family " as per appraisal document reflects "PUD". Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "1. This loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

2. This loan failed the closing or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date)."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE Risk indicator is "Moderate" due to following factors:

1. This loan failed the charges that cannot increase test. Missing valid COC for a total fee increased of $2,728.00 on final CD dated 12/XX/2020. There is a total fee increased of $2,728.00 for a Non-Shoppable Fee which exceeded the 0% tolerance for Non-Shoppable Fees.

2. This loan failed the lender credit that cannot decrease test. Missing valid COC for a Non-specific Lender Credit decreased in the amount of $2,532.00 on final CD dated 12/XX/2020."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "1. This loan failed the charges that cannot increase test. Missing valid COC for a total fee increased of $2,728.00 on final CD dated 12/XX/2020. There is a total fee increased of $2,728.00 for a Non-Shoppable Fee which exceeded the 0% tolerance for Non-Shoppable Fees.

2. This loan failed the lender credit that cannot decrease test. Missing valid COC for a Non-specific Lender Credit decreased in the amount of $2,532.00 on final CD dated 12/XX/2020."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "The provided Seller’s tape is showing an alert that the subject loan is uninsurable to insure due to the borrower is having 0 entitlement."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The subject loan is a VA. The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 55.829% as the Borrower’s income is $xx and total expenses are in the amount of $7,023.06 and the loan was underwritten by AUS/DU xx ) & its recommendation is “Approve/Eligible” and DTI is showing in it as 55.83%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
81859442	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$753.90	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$670.44	2.625%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	Yes	656	Not Applicable	37.523%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2020 and was recorded on xx/XX/2021, in the amount of $xx, with MERS as nominee for xx Company, xx, with Instrument#xx|Book/Page# xx

The chain of assignment has been completed. Currently, the assignment is with the MERS as nominee for xx Company, xx.
No active judgments or liens have been found against the borrower. xx taxes of 2020 have been paid on xx/XX/2021 in the amount of $753.90.	According to the payment history as of xx/XX/2021, the borrower is performing with the loan. The last payment date and next due date is unable to be determined. The P&I is in the amount of $670.44 and PITI is in the amount of $904.14. The UPB reflected as per the payment history is in the amount of $xx.	xx:As per the comment history, the borrower is performing with the loan.
According to the payment history as of xx/XX/2021, the borrower is performing with the loan. The last payment date and next due date is unable to be determined. The P&I is in the amount of $670.44 and PITI is in the amount of $904.14. The UPB reflected as per the payment history is in the amount of $xx.
The reason for default is unable to be determined from the latest servicing comments.
No evidence has been found regarding damage or repairs in the latest servicing comments. xx:xx:xx	Not Applicable	Affiliated Business Disclosure	Field: Escrow Account Indicator Loan Value: Yes Tape Value: No |---| |----| Comment: Final CD reflect the indicator YES Tape Source: Initial Tape Type:
Field: Original Note Doc Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: xx (Days)   Variance %:    Comment: Final note date xx/XX/xxxx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: "Collateral Value used for Underwriting: $xx Loan Amount: $xx CLTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: -x.xxx% Variance %: -x.xxxxx% Comment: NA Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan Fails Qualified Mortgage Lending Policy Points and Fees Test due to Fees charged $6,431.30 Fees threshold $4,852.65 Over By +$1,578.65
The below fees were included in the test:

Mortgage Broker Fee (Indirect) $4,590.30 paid by Lender
Points - Loan Discount Fee paid by Borrower: $1,841.00"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation in Charges that Cannot Increase test due to increase of fee in Final CD dated 12/XX/2020. Initial LE dated 4/XX/2020 does not reflect Transfer Taxes . However, Final CD dated 12/XX/2020 reflect Transfer Taxes at $629.00 This is a fee increase of $629.00 for 0% tolerance fee test. Valid COC for the increase in Transfer taxes is missing from the loan documents."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan Fails GSE (Fannie Mae public guidelines) QM Points and Fees Test due to Fees charged $6,431.30 Fees threshold $4,852.65 Over By +$1,578.65
The below fees were included in the test:

Mortgage Broker Fee (Indirect) $4,590.30 paid by Lender
Points - Loan Discount Fee paid by Borrower: $1,841.00"
* Loan does not conform to program guidelines (Lvl 3)     "unisured due to the loan closing with an expired FHA case number"
																																																																																							* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "Affiliate business disclosure is missing from the loan files."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Loan fails Qualified Mortgage Safe Harbor Threshold test APR Calculated 3.725% APR Threshold 4.711% Over By +0.986%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
16954028	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,236.64	03/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,120.35	2.990%	360	xx	xx	VA	Fixed	Refinance	xx	xx	Streamline Refinance	Yes	xx	xx	25.000%	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	472	435	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of latest updated title report dated xx/XX/2021 the subject mortgage was originated on xx/XX/2020 in favor of MERS as nominee for xx Loans in the amount of $xx which was recorded on xx/XX/2020 under Instru#xx. The chain of assignment has been completed as the mortgage is currently with the current assignee xx

No active judgments or liens have been found against the name of borrower or subject property.
The annual xx for 2020 have been paid in the amount of $2,236.64.
No prior year delinquent taxes have been found.	As per provided payment history as of xx/XX/2021 the loan is in delinquency for 5 months. The last payment received date is xx/XX/2021 and next due date is xx/XX/2021. The current rate of interest is 2.990% and P&I is $1,120.35. The current UPB is $xx.	xx:As per provided payment history as of xx/XX/2021 the loan is in delinquency for 5 months. The last payment received date is xx/XX/2021 and next due date is xx/XX/2021. The current rate of interest is 2.990% and P&I is $1,120.35. The current UPB is $xx.
The loan has not been modified since origination.
No evidences have been found regarding the current/prior foreclosure proceedings.
As per PACER report borrower has not filed bankruptcy since loan origination.
At the time of loan origination borrower was working as “xx” at “xx	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: x Tape Value: xx |---| -xx |----| -xxx.xxxxx% Comment: As per Tape data, Age of loan reflect xx. However, Audit Value reflect x. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: Yes   Variance:    Variance %:    Comment: As per Tape data, Lender G/L does require MI. However, Audit Value reflect not applicable.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx Variance: -x (Days) Variance %: Comment: As per Tape data, Original Note date reflect x/XX/xxxx. However, Note document reflect x/XX/xxxx. Tape Source: Initial Tape Type:	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Missing a Rate Lock Agreement signed by Borrower(s) or memorialized comment by the Loan Officer."
																																																																																							* Required Documentation Missing or Incomplete (Lvl 3) "Final HUD/VA addendum is missing in the loan file."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
53707882	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,357.82	07/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$718.11	2.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	800	Not Applicable	46.646%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of latest updated title report dated xx/XX/2021 the subject mortgage was originated on xx/XX/2020 in favor of MERS as nominee for xx., in the amount of $xx which was recorded on xx/XX/2020 under Instru#xx. The chain of assignment has been completed as the mortgage is currently with the current assignee xx.,

No active judgments or liens have been found against the name of borrower or subject property.
The annual xx for 2020 have been paid in the amount of $1,357.82.
No prior year delinquent taxes have been found.	As per review of latest payment history as of xx/XX/2021 the loan is performing. The last payment was received on xx/XX/2021 in the total amount of $928.69 with the interest rate of 2.625% and P&I $718.11 for the due date of xx/XX/2021. The next due date is xx/XX/2021. The current UPB reflected is in the amount of $xx.	xx:As per review of latest payment history as of xx/XX/2021 the loan is performing. The last payment was received on xx/XX/2021 in the total amount of $928.69 with the interest rate of 2.625% and P&I $718.11 for the due date of xx/XX/2021. The next due date is xx/XX/2021. The current UPB reflected is in the amount of $xx.

The loan has not been modified since origination.
No evidences have been found regarding the current/prior foreclosure proceedings.
The subject property is owner occupied and no visible damages were reported.
As per PACER report borrower has not filed bankruptcy since loan origination.
At the time of loan origination borrower was working as “xx	Not Applicable	Affiliated Business Disclosure	Field: Does Lender G/L Require MI? Loan Value: Yes Tape Value: No |---| |----| Comment: Updated as per review of available docs. Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: x (Days)   Variance %:    Comment: updated as per review of latest PH.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: As per Tape data ,Post Close DTI is xx.xxx%.However, Final Application documents reflects as xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx ape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "Subject approved as OO but seller defect shows loan may be NOO. Elevated for client review. Radian rescinded MI over occupancy."	* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "The Affiliated Business Disclosure missing."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 46% but tape shows seller defect that rental income miscalculated. DTI may exceed 62%. Unable to rely on docs in file and unable to calc ATR.""
																																																																																								* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 46.645% as the Borrower income was $5,189.60 and total expenses are in the amount of $2,420.73 per AUS/DU (xx and its recommendation is “Approve/Eligible with 46.65%.”."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
23416058	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$13,035.39	07/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,426.82	2.875%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	Not Applicable	xx	Primary	Yes	Yes	No	795	795	40.207%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2020 with the lender MERS as nominee for xx, in the amount of $xx which was recorded on xx/XX/2020 with Intrument#xx.

There is no chain of assignment as the subject mortgage is with original lender.

No active judgments or liens have been found against the borrower/subject property.

Combined annual installment taxes of 2020 have been paid in the amount of $xx on xx/XX/2020. No prior year’s delinquent taxes have been found.	According to the review of the payment history as of xx/XX/2021, the borrower is current with the loan and the next due date for the regular payment is xx/XX/2021. The last payment was received on xx/XX/2021 in the total amount of PITI is $1,426.85 which includes P&I of $2,518.84, which was applied for the due date of xx/XX/2021. The current UPB reflected is in the amount of $xx.	xx:As per the review of collection comments, the current status of the loan is performing. According to the review of the payment history as of xx/XX/2021, the borrower is current with the loan and the next due date for the regular payment is xx/XX/2021. The current UPB reflected is in the amount of $xx. The reason for default is unable to be determined. No comments have been found regarding the borrower’s income impacted due to covid-19 pandemic. No comments have been found regarding the subject property condition. Borrower’s employment details are not available. xx:xx:xx	Not Applicable	Appraisal (Incomplete)	Field: Post-Close DTI per xxxx Loan Value: xx.xxx% Tape Value: xx.xxx% |---| x.xxx% |----| x.xxxxx% Comment: Total Original T&I for the debt ratio:( Real Estate Taxes $xxxx.xx+Hazard insurance $xx.xx+flood insurance $x.xx+ MI $x.xx+ HOA Dues $xxx.xx equals Tape Source: Initial Tape Type:
Field: Purpose of Transaction per HUD-x Loan Value: Refinance Tape Value: Cash Out Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Property Inspection Waiver (PIW) is missing from the loan documents."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "-   This loan failed the TRID post-consummation revised closing date and consummation date validation test. This loan contains a post-consummation revised closing disclosure delivery date that is before the consummation date or closing/settlement date if consummation date was not provided. Please review the loan data to ensure the dates are in the correct fields.

-   This loan failed the TRID Post-Consummation Event Validation Test. FAIL this loan has a post-consummation event date that occurs on or before the closing date or consummation date of the loan. Please review the loan data to ensure the dates are in the correct fields."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "-  This loan failed the charges that in total cannot increase more than 10% test. The final charges that in total cannot increase more than 10% ($2,988.85) exceed the comparable charges ($2,696.00) by more than 10%."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Sellers tape reflects the following issue, "Defective Agency loan --. Lost PIW, Appraisal can't be obtained - primary residence.""			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
37753650	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$1,712.09	$6,887.48	08/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$771.43	4.500%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	No	No	725	Not Applicable	26.836%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2021, shows that the subject mortgage was originated on xx/XX/2020 and was recorded on xx/XX/2020, in the amount of $xx with MERS as nominee for xx
The chain of assignment has not been completed as no assignment has been found.

No active judgments or liens have been found. xx taxes of 2021 have been paid in the amount of $345.60 on xx/XX/2021.

2nd Town taxes of 2021 have been paid in the amount of $1,731.64 on xx/XX/2021.

3rd installment Town tax of 2021 have been delinquent in the amount of $1,712.09.

1st, 2nd and 4th Town taxes of 2021 have been due in the amount of $5,155.83.

No prior year delinquent taxes have been found.	According to payment history as of xx/XX/2021, the borrower is current with the loan and the next due date for payment is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $1,418.82 which was applied for due date xx/XX/2021. The current P&I is in the amount of $771.43 and current PITI is in the amount of $1,418.82 with an interest rate of 4.500%. The current UPB reflected as per the payment history is in the amount of $xx.	xx:According to servicing comments, the current status of the loan is performing.

According to payment history as of xx/XX/2021, the borrower is current with the loan and the next due date for payment is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $1,418.82 which was applied for due date xx/XX/2021. The current P&I is in the amount of $771.43 and current PITI is in the amount of $1,418.82 with an interest rate of 4.500%. The current UPB reflected as per the payment history is in the amount of $xx.

The latest property inspection report is not available in the loan file to determine current property condition.

No comments pertaining damage to the property were observed.

As per comment dated xx/XX/2020 , the reason for default is Illness of Borrower.

The loan hasn’t modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: No discrepancies,Lender doesn't require Mortgage Insurance Certificate. Tape Source: Initial Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: x.xxx%   Variance: xx.xxx%   Variance %: xx.xxxxx%   Comment: As per Tape data ,Post Close DTI is x.xxx%.However Final Application documents reflects as xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Post-Close Housing Ratio per xxxx Loan Value: xx.xxx% Tape Value: x.xxx% Variance: xx.xxx% Variance %: xx.xxxxx% Comment: As per Tape data ,Post Close Housing Ratio is x.xxx%.However Final Application documents reflects as xx.xxx%. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Seller tape data reflects the following issue:
The subject loan was delivered as a LPA Approved, non-owner occupied, cash-out refinance transaction with a loan-to-value (LTV) ratio of 75%. The Title Commitment reflects the vested owner of the subject property as "xx." Freddie Mac Guide section 4301.5 for Cash-Out refinance mortgages states:
"At least one Borrower must have been on the title to the subject property for at least 6-months prior to the Note Date, except as specified below:
*At least one Borrower on the refinance Mortgage inherited or was legally award the subject property
"or"
*The HUD1/Closing Disclosure Statement from the purchase transaction must reflect that no financing secured by the subject property was used to purchase the subject property.
*The title report must reflect the Borrower as the owner of the subject property and must reflect that there are no liens on the property.
*The source of the funds used to purchase the subject property must be fully documented.
*If funds were borrowed to purchase the subject property, those funds must be repaid and reflected on the HUD1/Closing Disclosure statement for the refinance transaction.
*The amount of the cash-out refinance mortgage must not exceed the sum of the original purchase price and related closing costs as documented by the HUD1/Closing Disclosure statement for the purchase transaction, less any gift funds used to purchase the subject property.
*There must be no affiliation or relationship between the buyer and the seller of the purchase transaction."

DOCUMENTATION
The mortgage file lacked the following required documentation:
*Proof of the terms of the mortgage on xx (including tax/ins)"
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate Lock Agreement is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
39030643	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,262.76	07/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$500.74	5.000%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	587	Not Applicable	45.662%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2021, shows that the subject mortgage was originated on xx/XX/2020 and was recorded on xx/XX/2020, in the amount of $xx with MERS as nominee for xx
The chain of assignment has not been completed as no assignment has been found.

No active judgments or liens have been found.

Annual combined taxes of 2020 have been paid in the amount of $2,131.38 on xx/XX/2021.

Annual combined taxes of 2020 have been due in the amount of $2,131.38.

No prior year delinquent taxes have been found.	According to payment history as of xx/XX/2021, the borrower is current with the loan and the next due date for payment is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $996.15 which was applied for due date xx/XX/2021. The current P&I is in the amount of $500.74 and current PITI is in the amount of $996.15 with an interest rate of 5.000%. The current UPB reflected as per the payment history is in the amount of $xx.	xx:According to servicing comments, the current status of the loan is performing.

According to payment history as of xx/XX/2021, the borrower is current with the loan and the next due date for payment is xx/XX/2021. The last payment was received in the amount of $996.15 which was applied for due date xx/XX/2021. The current P&I is in the amount of $500.74 and current PITI is in the amount of $996.15 with an interest rate of 5.000%. The current UPB reflected as per the payment history is in the amount of $xx.

The latest property inspection report is not available in the loan file to determine current property condition.

No comments pertaining damage to the property were observed.

As per servicing comment unable to determine the reason for default.

The loan hasn’t modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found. xx:xx:xx	Not Applicable	Appraisal (Incomplete) Missing Dicsloures Missing or error on the Rate Lock	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: N/A. Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: x.xxx%   Variance: xx.xxx%   Variance %: xx.xxxxx%   Comment: LTV ratio is xx.xxx% as per the Appraisal report.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: x.xxx%   Variance: xx.xxx%   Variance %: xx.xxxxx%   Comment: LTV ratio is xx.xxx% as per the Appraisal report.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: x.xxx%   Variance: xx.xxx%   Variance %: xx.xxxxx%   Comment: As per the income and debt DTI ratio is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Post-Close Housing Ratio per xxxx Loan Value: xx.xxx% Tape Value: x.xxx% Variance: xx.xxx% Variance %: xx.xxxxx% Comment: As per the income and debt DTI ratio is xx.xxx%. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "As per the Seller tape data reflects following issue,"Loan closed 5/XX/20 Appraisal dated 12/XX/19, Appraisal update completed 4/XX/20 - this is more than 120 days from original appraisal effective date (131 days to be exact). and 1004D is missing from the loan documents."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "TRID Violation due to “Decrease in Lender Credit” in Revised CD 5/XX/2020. Initial LE dated 12/XX/2019 reflects Lender Credit at $702.00, however, Revised CD dated 5/XX/2019 reflects Lender Credit at $0.00. This is decrease of $702.00 for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan fails Qualified Mortgage Safe Harbor Threshold test APR Calculated 6.012% APR Threshold 5.66% Over By +0.352%."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation in Charges that Cannot Increase test due to increase of fee in Revised CD dated 5/XX/2020. Revised CD dated 5/XX/2020 reflects Points - Loan Discount Fee at  $116.60 and Survey fee at $425.00. However, This is fee increase of $116.60 and $425.00 for 0% tolerance test fee. Valid COC for the increase in fee amount is missing in the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate Lock Document is missing from the loan documents."
* Missing Required Disclosures (Lvl 3) "Home Loan Toolkit is missing from the loan file."	* Cash out purchase (Lvl 2) "The subject loan is purchase case, however final CD date 5/XX/2020 reflect cash to in the amount of $3956.53."
* ComplianceEase TILA Test Failed (Lvl 2)     "The revised closing disclosure receipt date is provided and the revised closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.

Subject loan is a purchase, originated on 5/XX/2020 and the SOL is 1 year."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan fails ComplianceEase Higher priced mortgage loan test. APR Calculated 6.012% APR Threshold 5.220% Over By +0.792%. Higher Priced Mortgage Loan Disclosure signed by borrower is available xx
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.66%, the Borrower income was $3667.00 and total expenses are in the amount of $1674.42 and the loan was underwritten by DU xx and its recommendation is “Approve/Eligible” with a DTI of 45.66%"		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
2288986	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,719.23	07/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,303.71	4.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	730	Not Applicable	64.876%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the Updated title report dated xx/XX/2021 reflects that the subject mortgage was originated on xx/XX/2017 with the lender MERS as nominee for xx in the amount of $xx, which was recorded on xx/XX/2017 Instrument# | Book/Page# xx
The chain of the assignment has been completed.
There is mechanic lien active against the borrower in the favor of xx in the amount of $1543.64 which was recorded on xx/XX/2020.
Combined 1st half taxes for the year of 2020 have been paid on xx/XX/2021 in the amount of $8031.69.
Combined 2nd half taxes for the year of 2020 are due on xx/XX/2021 in the amount of $7719.23.
No prior year’s delinquent taxes have been found.	According to a review of the payment history as of xx/XX/2021, the borrower is currently performing with the loan and the next due date for the regular payment is xx/XX/2021. The last payment was received on xx/XX/2021 total in the amount of PITI $4,880.88 which includes P&I $3,303.71 with the rate of interest 4.000%, which was applied for the due date of xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.	xx:According to the review of the servicing comments, the Status of loan is currently performing. As per the payment history as of xx/XX/2021, the borrower is currently performing with the loan and the next due date for the regular payment is xx/XX/2021. The last payment was received on xx/XX/2021 total in the amount of PITI $4,880.88 which includes P&I $3,303.71 with the rate of interest 4.000%, which was applied for the due date of xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.
As per comment dated xx/XX/2020, the borrower’s income is impacted by Covid-19. FB plan was approved for 3 months which was started on xx/XX/2020. However, no further details have been found.
As per comment dated xx/XX/2021, the reason for default is Curtailment of income.
The borrower xx has been working at xx
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No damage pertaining to the subject property has been found. xx:xx:xx	Not Applicable	Missing Dicsloures Missing Initial Closing Disclosure Missing or error on the Rate Lock	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: NA. Tape Source: Initial Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: x.xxx%   Variance: xx.xxx%   Variance %: xx.xxxxx%   Comment: The borrower’s monthly income is $xx after Subject loan the Proposed amount $x,xxx.xx and Total Non-housing Payments is $xxx.xx. hence, the Calculated DTI Ratio is xx.xxx%   Tape Source: Initial   Tape Type:
Field: Post-Close Housing Ratio per xxxx Loan Value: xx.xxx% Tape Value: x.xxx% Variance: xx.xxx% Variance %: xx.xxxxx% Comment: Total subject property PITIA (P&I $x,xxx.xx + Real Estate Taxes $xxx.xx + Hazard Insurance $xxx.xx equals $x,xxx.xx. Total verified monthly income equals $xx. Housing Ratio equals xx.xxx%. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "TRID Tolerance Test is Incomplete due to Initial Closing Disclosure is missing in the loan documents."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial Closing Disclosure is missing in the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate Lock Agreement is missing in the loan documents."
																																																																																							* Missing Required Disclosures (Lvl 3) "Home Loan Toolkit is missing in the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Loan was approved at 39.93%. Per tape, income miscalculation relying on REO of rental may push DTI over 70%. Unable to rely on income document in file and unable to calculate ATR ."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
93262641	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,215.50	07/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$893.16	3.125%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	No	No	786	Not Applicable	41.377%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the Updated title report dated xx/XX/2021 reflects that the subject mortgage was originated on xx/XX/2021 with the lender MERS as nominee for xx in the amount of $xx, which was recorded on xx/XX/2021 Instrument# | Book/Page# xx.
The chain of the assignment has been completed.
No active liens and judgments have been found against the borrower and the property. xx taxes for the year of 2020 have been paid on xx/XX/2020 in the amount of $2215.50.
No prior year’s delinquent taxes have been found.	According to a review of the payment history as of xx/XX/2021, the borrower is currently performing with the loan and the next due date for the regular payment is xx/XX/2021. The last payment was received on xx/XX/2021 total in the amount of PITI $1,401.96 which includes P&I $893.16 with the rate of interest 3.125%, which was applied for the due date of xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.	xx:According to the review of the servicing comments, the Status of loan is currently performing. As per the payment history as of xx/XX/2021, the borrower is currently performing with the loan and the next due date for the regular payment is xx/XX/2021. The last payment was received on xx/XX/2021 total in the amount of PITI $1,401.96 which includes P&I $893.16 with the rate of interest 3.125%, which was applied for the due date of xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.
The borrower xx.  as Supervisor for 22 years.
As per the servicing comments, the subject property has been occupied by the Owner and is in average condition. No damage pertaining to the subject property has been found. xx:xx:xx	Not Applicable	Origination Appraisal	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Tape data reflects "No" and as per final application xxxx reflects "Not applicable". Tape Source: Initial Tape Type:
Field: Original Note Doc Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -x (Days)   Variance %:    Comment: Note Document reflects Note date as x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: x.xxx%   Variance: xx.xxx%   Variance %: xx.xxxxx%   Comment: The borrowers monthly income is $xxxx.xx, the present housing payment is $xxx.xx and the proposed housing payment is $xxxx.xx and the non housing payment is $xxxx.xx. Hence, this reflects the post close DTI per xxxx.   Tape Source: Initial   Tape Type:
Field: Post-Close Housing Ratio per xxxx   Loan Value: xx.xxx%   Tape Value: x.xxx%   Variance: xx.xxx%   Variance %: xx.xxxxx%   Comment: The borrowers monthly income is $xxxx.xx, the present housing payment is $xxx.xx and the proposed housing payment is $xxxx.xx and the non housing payment is $xxxx.xx. Hence, this reflects the post close housing ratio per xxxx.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: No Cash-Out Tape Value: Change in Rate/Term Variance: Variance %: Comment: Tape data reflects "Change in rate/term" as per final application xxxx reflects "no cash-out". Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Seller tape reflects the following issue:General Appraisal Requirements. Missing appraisal. TX A6 is not eligible for PIW or loan delivery w/ appraisal dated after Note date. Supporting documents to validate the issue is missing from the loan documents."
* Missing Appraisal (Lvl 3) "Appraisal Report is missing from the loan Documents"	* ComplianceEase TILA Test Failed (Lvl 2) "Finance charge disclosed on Final CD as $xx. Calculated Finance Charge $xx for an under disclosed amount of -$84.40.

																																																																																								Subject loan is a refinance, originated on 5/XX/2021 and the SOL is 3 years."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
91826840	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$10,545.58	07/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,145.16	2.500%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	773	Not Applicable	28.535%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2021 and recorded on xx/XX/2021 with the lender MERS as nominee for xx for the amount of $xx.
The chain of assignment has not been completed. No assignments have been found.
No active liens and judgments have been found against the borrower and subject property.
First and second installments of combined taxes of 2020-2021 have been paid in the amount of $5,272.79 on xx/XX/2020 and $5,272.79 on xx/XX/2021.
No prior year delinquent taxes have been found.	According to latest payment history as of xx/XX/2021, the borrower is current with the loan and the next due date is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $3,145.16 which was applied for the due date xx/XX/2021. The unpaid principal balance is reflected in the amount of $xx. The current P&I is $3,145.16 and the interest rate is 2.500%.	xx:The loan is currently in the Performing and the next due date is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $3,145.16 which was applied for the due date xx/XX/2021. The unpaid principal balance is reflected in the amount of $xx. The current P&I is $3,145.16 and the interest rate is 2.500%. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The subject property and the reason for default are unable to be determined. No comment pertaining damage to the subject property has been observed.
Currently, the borrower is working at xx as xx from 303 months. xx:xx:xx	Not Applicable	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Original Note Doc Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -x (Days)   Variance %:    Comment: Final note reflect date x/XX/xxxx   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: x.xxx%   Variance: xx.xxx%   Variance %: xx.xxxxx%   Comment: NA   Tape Source: Initial   Tape Type:
Field: Post-Close Housing Ratio per xxxx   Loan Value: xx.xxx%   Tape Value: x.xxx%   Variance: xx.xxx%   Variance %: xx.xxxxx%   Comment: NA   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: No Cash-Out Tape Value: Change in Rate/Term Variance: Variance %: Comment: Final Application reflect NO Cash out. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )
The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($103.48) does not exceed or equal the comparable sum of specific and non-specific lender credits
($2,910.31). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.
An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i)."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation due to decrease in Lender Credit on Closing Disclosure dated 03/XX/2021. Initial CD dated 01/XX/2021 reflects Lender Credit at $2,910.31. However, Final CD dated 03/XX/2021 reflects Lender Credit at $103.48. This is decrease of $2,806.83 for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from loan documents."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Agency Loan amount exceeds max allowed for County - loan closed w/ incorrect County for subject property. When the County was corrected, AUS was not updated - xx County max loan amount $xx - Subject loan amount $xx."			Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
92099157	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,348.17	07/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,157.16	2.500%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	Not Applicable	xx	Secondary	Yes	Yes	Yes	776	799	15.507%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2021 and recorded on xx/XX/2021 with the lender MERS as nominee for xx for the amount of $xx.
According to the updated title report dated xx/XX/2021, the chain of assignment has not been completed. No assignments have been found.
No active liens and judgments have been found against the borrower and subject property.
County annual taxes of 2021 have been paid in the amount of $2,348.17 on xx/XX/2021.
No prior year delinquent taxes have been found.	According to latest payment history as of xx/XX/2021, the borrower is current with the loan and the next due date is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $2,445.85 which was applied for the due date xx/XX/2021. The unpaid principal balance is reflected in the amount of $xx. The current P&I is $2,157.16 and the interest rate is 2.500%.	xx:The loan is currently in the Performing and the next due date is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $2,445.85 which was applied for the due date xx/XX/2021. The unpaid principal balance is reflected in the amount of $xx. The current P&I is $2,157.16 and the interest rate is 2.500%. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The subject property and the reason for default are unable to be determined. No comment pertaining damage to the subject property has been observed.
Currently, the borrower is working at xx as xx from 168 months. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: x.xxx%   Variance: xx.xxx%   Variance %: xx.xxxxx%   Comment: As per Tape data CLTV is x.xxx%. However, The Audit value is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -x (Days)   Variance %:    Comment: As per tape data Original Note Doc Date as x/XX/xxxx. However, Note Doc reflects as x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: x.xxx%   Variance: xx.xxx%   Variance %: xx.xxxxx%   Comment: As per Tape data LTV is x.xxx%. However, The Audit value is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: x.xxx%   Variance: xx.xxx%   Variance %: xx.xxxxx%   Comment: A per tape data Post- Close DTI per xxxx is x.xxx%. However, The Audit value is x.xxx%.   Tape Source: Initial   Tape Type:
Field: Post-Close Housing Ratio per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: xx.xxx%   Variance %: xx.xxxxx%   Comment: A per tape data Post- Close Housing Ratio per xxxx is xx.xxx%. However, The Audit value is x.xxx%.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: No Cash-Out Tape Value: Change in Rate/Term Variance: Variance %: Comment: As per tape data Purpose of Refinance per Application is Change in rate/term. However, Application reflects as No Cash-out. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )
The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($3,903.54) does not exceed or equal the comparable sum of specific and non-specific lender credits
($3,920.00). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.
An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i)."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation due to decrease in Lender Credit on Final Closing Disclosure dated 4/XX/2021. Revised LE#2 dated 1/XX/2021 reflect Lender Credit at $3,920.00, however, Final Closing disclosure  dated 4/XX/2021 reflect Lender Credit at $3,903.54. This is decrease of $16.46 for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan files."
* Intent to Proceed Missing  (Lvl 3)     "Intent To Proceed is missing from Loan Document."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape reflects following issue “Missing appraisal- Loan closed w/o appraisal or PIW approval. PIW lost when property type corrected from SFR to condo. 2nd Home- unable to deliver w/ appraisal dated after Note date. “To validate the issue, document is missing from loan document."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate Lock Agreement is missing from Loan Document."			Moderate	Not Covered	Pass	Pass	Not Covered	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
38837275	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$11,485.74	07/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,203.19	2.875%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	716	716	47.241%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2021 in the favor of MERS as nominee for xx
Chain of assignment has been completed. Currently, the mortgage is with MERS as nominee for xx which was recorded on xx/XX/2021.
No active judgments or liens have been found. xx taxes of 2021 have been paid in the amount of xx.
No prior year delinquent taxes have been found.	As per the review of the payment history, the loan has been current with the loan and the next payment is due for xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $2,195.01 which was applied for xx/XX/2021. The current P&I is $1,203.19 and PITI is $2,195.01. The UPB is $xx.	xx:The present status of the loan is in performing and the next payment is due for xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $2,195.01 which was applied for xx/XX/2021. No foreclosure and bankruptcy have been found. The RFD is unable to be determined.
No comments have been found stating the borrower’s income was impacted by Covid.
The borrower xx has been working at xx as an xx for 12 years 35 months. xx:xx:xx	Not Applicable	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: x.xxx%   Variance: xx.xxx%   Variance %: xx.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. CLTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -x (Days)   Variance %:    Comment: The Note reflects the Original Note Doc Date as x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: x.xxx%   Variance: xx.xxx%   Variance %: xx.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. CLTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: x.xxx%   Variance: xx.xxx%   Variance %: xx.xxxxx%   Comment: The Final xxxx reflect Post-Close DTI as xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Post-Close Housing Ratio per xxxx   Loan Value: xx.xxx%   Tape Value: x.xxx%   Variance: xx.xxx%   Variance %: xx.xxxxx%   Comment: The Final xxxx reflect Post-Close Housing Ratio as xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Total Balance of Junior Lien(s) Loan Value: Not Applicable Tape Value: $xxxxx.xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Loan does not conform to program guidelines (Lvl 4) "Seller tape reflects the following issues, "Loan has been closed with LP recommendation of Ineligible/Caution with a DTI of 47%"."
																																																																																						* Qualified Mortgage DTI exceeds 43% (Lvl 4) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 47.241%, the Borrower income was $8,345.78 and total expenses are in the amount of $xx and the loan was underwritten by AUS/LP (xx xx and its recommendation is “Ineligible/Caution” with a DTI of 47%"		* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "CE result is Elevated as this loan has failed Qualified Mortgage DTI Threshold Test."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
88885284	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$15,554.99	07/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,125.75	2.500%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	xx	xx	12.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	723	Not Applicable	34.155%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2021 in the favor of MERS as nominee for xx
Chain of assignment has been completed. Currently, the mortgage is with MERS as nominee for xx which was recorded on xx/XX/2021.
There is a senior mortgage in the amount of $xx which was recorded on xx/XX/2018 in the favor of MERS as nominee for xx
No active judgments or liens have been found. xx taxes of 2021 have been paid in the amount of $2009.48
1st and 2nd installment school taxes of 2020 have been paid in the amount of xx.
1st installment school taxes of 2020 have been paid in the amount of $1459.87.
2nd installment school taxes of 2020 have been due in the amount of $1459.86.
Utility charges of 2020 have been delinquent in the amount of $521.46.	As per the review of the payment history, the loan has been current with the loan and the next payment is due for xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $2,215.42 which was applied for xx/XX/2021. The current P&I is $2,125.75 and PITI is $2,215.42. The UPB is $xx.	xx:The present status of the loan is in performing and the next payment is due for xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $2,215.42 which was applied for xx/XX/2021. No foreclosure and bankruptcy have been found. The RFD is unable to be determined.
No comments have been found stating the borrower’s income was impacted by Covid.
The borrower xx has been working at xx as a xx for 2 years 5 months. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock Origination Appraisal	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Tape data reflects "No" and audit data reflects "Not Applicable". Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: x.xxx%   Variance: xx.xxx%   Variance %: xx.xxxxx%   Comment: purchase agreement reflects sales price as "$xxxxxx.xx" and loan amount is "$xxxxxx.xx". Hence, this calculated reflects as original CLTV ratio percent.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -x (Days)   Variance %:    Comment: Tape data reflects "x/XX/xxxx" and as per note data "x/XX/xxxx".   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: x.xxx%   Variance: xx.xxx%   Variance %: xx.xxxxx%   Comment: purchase agreement reflects sales price as "$xxxxxx.xx" and loan amount is "$xxxxxx.xx". Hence, this calculated reflects as original standard LTV.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: x.xxx%   Variance: xx.xxx%   Variance %: xx.xxxxx%   Comment: The Borrowers monthly income is $xxxxx.xx, the present housing payment is $xxxx.xx and the non housing payment is $xxxx.xx and the proposed payment is $xxxx.xx. Hence, this reflects the post close DTI per xxxx.   Tape Source: Initial   Tape Type:
Field: Post-Close Housing Ratio per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: xx.xxx%   Variance %: xx.xxxxx%   Comment: The Borrowers monthly income is $xxxxx.xx, the present housing payment is $xxxx.xx and the non housing payment is $xxxx.xx and the proposed payment is $xxxx.xx. Hence, this reflects the post close housing ratio per xxxx.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: No Cash-Out Tape Value: Change in Rate/Term Variance: Variance %: Comment: Tape data reflects "Change in rate/term" as per final URLA reflects "No cash-out". Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the reimbursement amount validation test.
The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

This loan failed the closing or reimbursement date validation test.
The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations. FAIL"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation due to loan failed charges that cannot increase test in Post consummation CD dated 3/XX/2021. Initial LE dated 10/XX/2020 reflects Transfer Taxes at $5,619.00. However, Post consummation CD dated 3/XX/2021 reflects Transfer Taxes at $6,964.00.which is increase of $1,345.00(paid by lender.) Valid COC for the addition of fee is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 3)     "Intent to proceed Document is missing from the loan file."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape reflects the following issue: General Appraisal Requirements.   Loan closed w/o appraisal or PIW approval. Loan closed after PIW expiration date. Updated LP approval did not have PIW. Exterior only appraisal was ordered, however, previous loan paid off was not owned by freddie, DU never offered PIW - FNMA declined exception for exterior only appraisal dated after note date. Supporting documents to validate the issue is missing from the loan documents."
* Missing Appraisal (Lvl 3)     "Appraisal Document is missing from the loan file."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate Lock Agreement document is missing from loan file."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
10159423	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$668.89	07/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,106.34	2.500%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	755	Not Applicable	20.957%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2021 in the favor of MERS as nominee for xx
Chain of assignment has been completed. Currently, the mortgage is with MERS as nominee for xx which was recorded on xx/XX/2021.
No active judgments or liens have been found. xx taxes of 2020 have been paid in the amount of $16.46. xx taxes of 2020 have been paid in the amount of $652.43.
No prior year delinquent taxes have been found.	As per the review of the payment history, the loan has been current with the loan and the next payment is due for xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $1,393.83 which was applied for xx/XX/2021. The current P&I is $1,106.34 and PITI is $1,393.83. The UPB is $xx.	xx:The present status of the loan is in performing and the next payment is due for xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $1,393.83 which was applied for xx/XX/2021. No foreclosure and bankruptcy have been found. The RFD is unable to be determined.
No comments have been found stating the borrower’s income was impacted by Covid.
The borrower xx has been Retired for 2 years. xx:xx:xx	Not Applicable	Mortgage Insurance	Field: Does Lender G/L Require MI? Loan Value: Yes Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: x.xxx%   Variance: xx.xxx%   Variance %: xx.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. CLTV = xx.xxx%   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -x (Days)   Variance %:    Comment: The Note reflects the Original Note Doc Date as x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: x.xxx%   Variance: xx.xxx%   Variance %: xx.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. LTV = xx.xxx%   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: x.xxx%   Variance: xx.xxx%   Variance %: xx.xxxxx%   Comment: Total Original T&I for the debt ratio:( Real Estate Taxes $xx.xx+Hazard insurance $xxx.xx+flood insurance $x.xx+ MI $x.xx+ HOA Dues $x.xx) equals   Tape Source: Initial   Tape Type:
Field: Post-Close Housing Ratio per xxxx Loan Value: xx.xxx% Tape Value: x.xxx% Variance: xx.xxx% Variance %: xx.xxxxx% Comment: Total Original T&I for the debt ratio:( Real Estate Taxes $xx.xx+Hazard insurance $xxx.xx+flood insurance $x.xx+ MI $x.xx+ HOA Dues $x.xx) present primary expenses after subj loan is Tape Source: Initial Tape Type:	3: Curable	* Appraisal dated after closing (Lvl 3) "Loan closed on 01/XX/2021 and appraisal report available in the loan file is dated 03/XX/2021. AUS/DU (103998010 King - loan file.pdf pg#42) dated 11/XX/2020 reflects Estimated Appraised Value as $xx whereas appraisal report reflects appraised value as $xx hence variance is more than 10%."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Closing Disclosure dated 01/XX/2021 does not reflect a signature and the document tracking disclosure was not located.  Three day mail method for delivery and receipt was used and loan is failing for timing of this TRID.  Document tracker is required to ensure timing and clear timing fail."
* Loan does not conform to program guidelines (Lvl 3)     "Sellers tape reflects the following issue, LTV exceeds max for cash out refi - loan was approved no cash out refi w/ PIW - loan amount increased by $75k and loan purpose changed to cash out - PIW was lost and loan closed w/o appraisal. Appraisal ordered and received post close - value in lower than owners estimate and LTV now exceeds 90%"
																																																																																							* MI, FHA or MIC missing and required (Lvl 3) "MI Certificate is missing in the loan file. Appraisal report dated 03/XX/2021 reflects appraised value as $xx and loan amount is $xx hence LTV is 93.333%."	* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "This loan failed the charges that in total cannot increase more than 10% test. Valid COC is available in the loan file (xx however compliance report is reflecting Changed Circumstance Status as INVALID."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
78030786	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,174.63	07/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,499.63	2.500%	240	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	768	752	43.896%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2021 in the favor of MERS as nominee for xx
Chain of assignment has been completed. Currently, the mortgage is with MERS as nominee for xx which was recorded on xx/XX/2021.
No active judgments or liens have been found. xx taxes of 2020 have been paid in the amount of $7174.63.
No prior year delinquent taxes have been found.	As per the review of the payment history, the loan has been current with the loan and the next payment is due for xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $2,325.49 which was applied for xx/XX/2021. The current P&I is $1,499.63 and PITI is $2,325.49. The UPB is $xx.	xx:The present status of the loan is in performing and the next payment is due for xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $2,325.49 which was applied for xx/XX/2021.No foreclosure and bankruptcy have been found. The RFD is unable to be determined.
No comments have been found stating the borrower’s income was impacted by Covid.
The borrower xx has been working at xx	Not Applicable	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: As per Tape data, Lender G/L does require MI. However, Audit Value reflect not applicable. Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: x.xxx%   Variance: xx.xxx%   Variance %: xx.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Amount of Secondary Lien(s): $xx.xx. Loan Amount: $xx. LTV (CLTV) = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -x (Days)   Variance %:    Comment: As per Tape data, Original Note date reflect x/XX/xxxx. However, Note document reflect x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: x.xxx%   Variance: xx.xxx%   Variance %: xx.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. LTV (CLTV) = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: x.xxx%   Variance: xx.xxx%   Variance %: xx.xxxxx%   Comment: Total Original T&I for Debt Ratios: (Real Estate Taxes : $xxx.xx + Hazard Insurance $xxx.xx + Flood Insurance $xx.xx+ MI $xx.xx + HOA Dues $xx.xx + Monthly bebts: $x,xxx.xx) equals $x,xxx.xx. Monthly Income: $x,xxx.xx. DTI reflect xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Post-Close Housing Ratio per xxxx   Loan Value: xx.xxx%   Tape Value: x.xxx%   Variance: xx.xxx%   Variance %: xx.xxxxx%   Comment: Total Original T&I for Debt Ratios: (Real Estate Taxes : $xxx.xx + Hazard Insurance $xxx.xx + Flood Insurance $xx.xx+ MI $xx.xx + HOA Dues $xx.xx) equals $x,xxx.xx. Monthly Income: $x,xxx.xx. Post-Close Housing Ratio per xxxx reflect xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-x   Loan Value: Refinance   Tape Value: Cash Out   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Total Balance of Junior Lien(s) Loan Value: Not Applicable Tape Value: $xxxxx.xx Variance: Variance %: Comment: As per Tape data, Total Balance of Junior lien reflect $xx. However, Updated Title & Transmittal reflect none. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved as accept at 44%. Tape shows defect that BWR was not employed within 10 days of note date. Further details not provided as to whether or not employed at closing. Unable to rely on docs in file and unable to calc ATR."
																																																																																								* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.896% as the Borrower income was $xx and total expenses are in the amount of $4,758.34 per AUS/LP (xx and its recommendation is “Accept with 44%.”."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
878929	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,100.71	07/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$465.39	2.750%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	792	Not Applicable	44.362%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2021 in the favor of MERS as nominee for xx
Chain of assignment has been completed. Currently, the mortgage is with MERS as nominee for xx   which was recorded on xx/XX/2021.
No active judgments or liens have been found.
1st and 2nd installment taxes of 2020 have been paid in the amount of $1367.34.
2nd installment taxes of 2021 have been due in the amount of $1100.71.
No prior year delinquent taxes have been found.	As per the review of the payment history, the loan has been current with the loan and the next payment is due for xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of. $465.39 which was applied for xx/XX/2021. The current P&I is $465.39 and PITI is $465.39. The UPB is $xx.	xx:The present status of the loan is in performing and the next payment is due for xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of. $465.39 which was applied for xx/XX/2021. No foreclosure and bankruptcy have been found. The RFD is unable to be determined.
No comments have been found stating the borrower’s income was impacted by Covid.
The borrower xx has been working at xx & for 22 years 10 months. xx:xx:xx	Not Applicable	Initial Escrow Acct Disclosure Missing Dicsloures Origination Appraisal	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: N/A Tape Source: Initial Tape Type:
Field: Original Note Doc Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -x (Days)   Variance %:    Comment: x/XX/xxxx   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: x.xxx%   Variance: xx.xxx%   Variance %: xx.xxxxx%   Comment: xx.xxx%   Tape Source: Initial   Tape Type:
Field: Post-Close Housing Ratio per xxxx Loan Value: xx.xxx% Tape Value: x.xxx% Variance: xx.xxx% Variance %: xx.xxxxx% Comment: xx.xxx% Tape Source: Initial Tape Type:	3: Curable	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Signed Escrow Waiver is missing in loan file."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape reflects the following issue, "General Appraisal Requirements. Missing appraisal - loan closed w/o appraisal or PIW approval. PIW lost when occupancy corrected from primary residence to investment-PIW lost on LP run #4 and closed on LP #9.""
* Missing Appraisal (Lvl 3) "Appraisal report is missing from the loan file."	* Excessive DTI (Lvl 2) "The loan failed the DTI threshold test. DTI is 44.362% as the Borrower income was $3,682.80 and total expenses are in the amount of $1,617.99 per AUS/LPxx ) and its recommendation is “Accept with 44%.”."
																																																																																								* Missing Required Disclosures (Lvl 2) "Appraisal report is missing in the loan file hence DSCR could not be calculated."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
21054948	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,468.21	07/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,998.92	2.500%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	No	Not Applicable	No	799	799	38.757%	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2020 with the lender MERS as nominee for xx which was recorded on xx/XX/2021.
The chain of assignment has been completed. Currently, the mortgage is with MERS as nominee for xx
No active liens and judgments have been found.
Annual county taxes of 2021 have been paid in the amount of $6,468.21.	As per the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment was received on xx/XX/2021 in the amount of $1,998.98 for the due date of xx/XX/2021. The next due date is xx/XX/2021. The current UPB is $xx.	xx:The loan is currently performing. As per the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment was received on xx/XX/2021 in the amount of $1,998.98 for the due date of xx/XX/2021. The next due date is xx/XX/2021. The current UPB is $xx.
The loan has not been modified once since origination.
Currently, the borrower is working with xx as xx from 2.08 years.
The occupancy of the subject property is unable to be determined. xx:xx:xx	Not Applicable	Affiliated Business Disclosure
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission
Transmittal (1008)	Field: Borrower #x Middle Name Loan Value: xx Tape Value: J. |---| |----| Comment: As per mortgage borrower #x middle name is xx Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: x.xxx%   Variance: xx.xxx%   Variance %: xx.xxxxx%   Comment: as per appraisal value CLTV ratio is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xxx (Days)   Variance %:    Comment: Note is missing from loan documents.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: x.xxx%   Variance: xx.xxx%   Variance %: xx.xxxxx%   Comment: as per appraisal value LTV is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: x.xxx%   Variance: xx.xxx%   Variance %: xx.xxxxx%   Comment: Final xxxx is missing from loan documents.   Tape Source: Initial   Tape Type:
Field: Post-Close Housing Ratio per xxxx   Loan Value: xx.xxx%   Tape Value: x.xxx%   Variance: xx.xxx%   Variance %: xx.xxxxx%   Comment: Final xxxx is missing from loan documents.   Tape Source: Initial   Tape Type:
Field: Total Balance of Junior Lien(s) Loan Value: Not Applicable Tape Value: $xxxxxx.xx Variance: Variance %: Comment: Title is missing from loan documents. Tape Source: Initial Tape Type:	3: Curable	* Document(s) Required by AUS Missing from Loan file (Lvl 3) "AUS/XX/LP document is missing from the loan file."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership Counselling Disclosure is missing from the loan file."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final Closing disclosure is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial Escrow account disclosure is missing from the loan file."
* Loan does not conform to program guidelines (Lvl 3)     "As per seller tape reflects "Mortgage/Program Eligibility.     This loan was escalated to Customer Care in February. This loan originated as a 2 pack that was intended to close concurrently, but never did. Both loans were withdrawn. Ultimately it was determined the primary residence was to remain active and fund independent of the investment property - (The inv property was accurately cancelled out per Borrower request). The Primary loan 103950012 closed 11/XX/20. We are unable to redraw this loan due to the Borrowers current employment situation. Borrower was employed at time of executing the November documents. So, we need to fund off of the loan docs that were executed in November. We will need to cover this Borrower's January, February, and March mortgage payments." However, Supporting document to validate the issue is missing from loan documents."
* Missing Appraisal (Lvl 3)     "Appraisal report at the time of loan origination is missing from the loan file."
* Missing flood cert (Lvl 3)     "Flood insurance certificate  is missing from the loan file."
* Missing Initial 1003_Application (Lvl 3)     "Initial 1003 document is missing from the loan file."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial closing disclosure is missing from the loan file."
* Missing Initial LE (Lvl 3)     "Initial LE document is missing from the loan file."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock document is missing from the loan file."
* Missing proof of hazard insurance (Lvl 3)     "Proof of hazard insurance is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)     "Notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3)     "Required affiliated business disclosure is missing from the loan file."
* Right of Rescission missing or unexecuted (Lvl 3)     "ROR is missing from the loan file."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Transmittal/1008 document is missing from the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Unable to determine borrower's ATR. There are no supportive documents for income & Assets are available in the loan file to determine borrower's ATR. In addition, seller defect shows seller may have made initial 3 payments due to other loan that did not close and question as to BWR employment."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
52328380	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,521.76	06/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,117.61	2.875%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	738	705	38.916%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2020 in the favor of MERS as nominee for xx
Chain of assignment has been completed. Currently, the mortgage is with MERS as nominee for xx which was recorded on xx/XX/2020.
No active judgments or liens have been found.
1st and 2nd installment taxes of 2020 have been paid in the amount of $7521.76.
No prior year delinquent taxes have been found.	As per the review of the payment history, the loan has been current with the loan and the next payment is due for xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $2,915.03 which was applied for xx/XX/2021. The current P&I is $2,117.61 and PITI is $2,915.03. The UPB is $xx.	xx:The present status of the loan is in performing and the next payment is due for xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $2,915.03 which was applied for xx/XX/2021. No foreclosure and bankruptcy have been found. The RFD is unable to be determined.
No comments have been found stating the borrower’s income was impacted by Covid.
The borrower xx., has been Retired for 2 years xx:xx:xx	Not Applicable	Origination Appraisal	Field: Borrower First Name Loan Value: xx Tape Value: xx |---| |----| Comment: The Note dated xx/XX/xxxx and signed at closing, reflects the Borrowers First Name as xx. Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xx Tape Value: xx   Variance:    Variance %:    Comment: The Note dated xx/XX/xxxx and signed at closing, reflects the Borrowers Last Name as xx  Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: The loan was Conventional. as per MI amount not reflect in loan file. so lender MI certificate not applicable.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: x.xxx%   Variance: xx.xxx%   Variance %: xx.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. CLTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: -x (Days)   Variance %:    Comment: The Note reflects the Original Note Doc Date as xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: x.xxx%   Variance: xx.xxx%   Variance %: xx.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. CLTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: x.xxx%   Variance: xx.xxx%   Variance %: xx.xxxxx%   Comment: Total original T&I for the debt ratio: (Real Estate Taxes $xxx.xx + Hazard Insurance $xxx.xx + Flood Insurance $x + MI $x.xx + HOA Dues $x.xx ) equals $xxx.xx + Subject Loan P&I $xxxx.xx. Total Subject Property Expenses = $x,xxx.xx + Total Back Debt $xxx.xx+ Total Monthly Expenses $x,xxx.xx, Total DTI per xxxx = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Post-Close Housing Ratio per xxxx Loan Value: xx.xxx% Tape Value: x.xxx% Variance: xx.xxx% Variance %: xx.xxxxx% Comment: Total subject property PITIA (P&I $ x,xxx.xx + Real Estate Taxes $ xxx.xx + Hazard Insurance $xxx.xx + Flood Insurance $x.xx + MI $x.xx + HOA Dues $x.xx) equals $x,xxx.xx. Total verified monthly income equals $x,xxx.xx. Housing Ratio equals xx.xxx%. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan fails Compliance Ease delivery and timing test for Closing Disclosure dated 10/XX/2020. Document tracker is missing and 3 business days were added to get receipt date 10/XX/2020 which is after the Consummation date 10/XX/2020."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "This loan failed the Kansas license validation test.
Kansas SB 129 (2013 Kansas Laws Ch. 29) requires lenders who originate subordinate mortgage liens to be licensed under the Kansas Uniform Consumer Credit Code on or after July x, 2013. After this date, lenders are no longer allowed to make subordinate lien loans under a xx License Using Interest Section 16-207 or its corresponding Exemption
Letter.

This loan failed the reimbursement amount validation test.
The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.
This loan failed the closing or reimbursement date validation test.
The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing /
settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% Tolerance test.

 Initial LE dated 07/XX/2020  reflects Lenders Title Insurance Policy at $585.00. However, PCD dated 11/XX/2020 reflects Lenders Title Insurance Policy at $715.00. This is an increase of sum of $$130.00 for charges that cannot increase 0% tolerance test. Valid COC is missing from the loan documents.

 Initial LE dated 07/XX/2020  does not reflects Title Document Preparation Fee. However, PCD dated 11/XX/2020 reflects Title Document Preparation Fee at $50.00. This is an increase of sum of $50.00 for charges that cannot increase 0% tolerance test. Valid COC is available, still loan fails."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape reflect following issue,
'LTV exceeds max for loan purpose - 85.06% - loan closed w/ incorrect loan purpose as no cash out w/ PIW. Upon correction to cash out, PIW was lost and appraisal ordered. Appraisal received w/ value lower than owners estimate and LTV now exceeds max for cash out.'"
																																																																																							* Missing Appraisal (Lvl 3) "Copy of required Appraisal report is missing from loan file. Appraisal report located at (xx - loan file PG#xx) is as of on 12/XX/2020. PIW is missing from loan file."			Moderate	Pass	Pass	Pass	Not Covered	Not Covered	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
46129534	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,456.30	07/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,797.49	2.750%	360	xx	xx	VA	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	xx	xx	Unavailable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	No	No	667	674	31.290%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021 the subject mortgage was originated on xx/XX/2020 with lender MERS as nominee for xx and recorded on xx/XX/2020 for the amount of $xx.
The chain of assignment has not been completed. No latest assignment has been found.
There are no active liens and judgments found against the borrower.
County taxes for the year 2020 and 2021 are paid in the amount of $3456.30. No prior year tax delinquency has been found.	According to the payment history as of dated xx/XX/2021 the borrower is regular with the payment and the next due date is xx/XX/2021. The last payment was received on xx/XX/2021 for the amount of $2253.78xx. The monthly P&I is in the amount of $1797.49 with an interest rate of 2.750%. The current UPB is reflected in PH for the amount of $xx.	xx:The current status of the loan is performing. According to the payment history as of dated xx/XX/2021 the borrower is regular with the payment and the next due date is xx/XX/2021. The last payment was received on xx/XX/2021 for the amount of $2253.78xx. The monthly P&I is in the amount of $1797.49 with an interest rate of 2.750%. The current UPB is reflected in PH for the amount of $xx.
No comments have been found regarding the foreclosure and bankruptcy. The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: As per Tape data, Lender G/L does require MI. However, Audit Value reflect not applicable. Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: x.xxx%   Variance: xx.xxx%   Variance %: xx.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Amount of Secondary Lien: $xxx.xx. Loan Amount: $xx. CLTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -x (Days)   Variance %:    Comment: As per Tape data, Original Note date reflect x/XX/xxxx. However, Note document reflect x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: x.xxx%   Variance: xx.xxx%   Variance %: xx.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. LTV (CLTV) = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: x.xxx%   Variance: xx.xxx%   Variance %: xx.xxxxx%   Comment: NA   Tape Source: Initial   Tape Type:
Field: Post-Close Housing Ratio per xxxx Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: xx.xxx% Variance %: xx.xxxxx% Comment: Total Original T&I for Debt Ratios: (Real Estate Taxes $xxx.xx + Hazard Insurance $xx.xx+ Flood Insurance $xx.xx + MI $xx.xx + HOA Dues $xx.xx + ) equals $ x,xxx.xx. Monthly Income: $xx. Post-Close Housing Ratio per xxxx reflect xx.xxx%. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the TRID initial closing disclosure date and post-consummation revised closing disclosure date validation test.
This loan contains an initial closing disclosure receipt date (or initial closing disclosure delivery date if receipt date was not provided) that is after the post-consummation revised closing disclosure date. Please review the loan data to ensure the dates are in the correct fields.

This loan failed the TRID initial closing disclosure date and post-consummation event requiring redisclosure date validation test.
This loan contains an initial closing disclosure receipt date (or initial closing disclosure delivery date if receipt date was not provided) that is after the post-consummation event requiring redisclosure date. Please review the loan data to ensure the dates are in the correct fields.
This loan failed the reimbursement amount validation test.
The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.
This loan failed the closing or reimbursement date validation test.

The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan fails Compliance Ease delivery and timing test for Revised Closing Disclosure dated 09/XX/2020. Document tracker is missing and 3 business days were added to get receipt date 9/XX/2020 which is after the Consummation date 9/XX/2020."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation due to loan failed charged that cannot increase test in Post Consummation CD dated 09/XX/2020. Initial LE dated 5/XX/2020 does not reflect Appraisal Fee. However, Post Consummation CD dated 09/XX/2020 reflects Appraisal Fee at $ 525.00. Valid COC dated 9/XX/2020 clearly mentioning the addition of Appraisal Fee."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape reflects the following issue "VA COE/Entitlement: VA loan does not meet NTB""
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "A copy of Rate Lock Agreement is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
84778475	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,862.10	11/XX/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,202.50	3.375%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	794	Not Applicable	31.390%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021 the subject mortgage was originated on xx/XX/2020 with lender MERS as nominee for xx and recorded on xx/XX/2020 for the amount of $xx.
The chain of assignment has not been completed. No latest assignment has been found.
There are no active liens and judgments found against the borrower.
County and School taxes for the year 2020 are paid in the amount of $7862.10. No prior year tax delinquency has been found.	According to the payment history as of dated xx/XX/2021 the borrower has been delinquent for 7 months and the next due date is xx/XX/2020. The last payment was received on xx/XX/2020 for the amount of $1977.76xx. The monthly P&I is in the amount of $1202.50 with an interest rate of 3.375%. The current UPB is reflected in PH for the amount of $xx.	xx:The current status of the loan is in collection. According to the payment history as of dated xx/XX/2021 the borrower has been delinquent for 7 months and the next due date is xx/XX/2020. The last payment was received on xx/XX/2020 for the amount of $1977.76xx. The monthly P&I is in the amount of $1202.50 with an interest rate of 3.375%. The current UPB is reflected in PH for the amount of $xx.
No comments have been found regarding the foreclosure and bankruptcy. The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage and repair.
As per the servicing comment dated xx/XX/2020 the borrower's income impacted due to covid-19. xx:xx:xx	Not Applicable	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: No discrepancies,Lender doesn't require Mortgage Insurance Certificate. Tape Source: Initial Tape Type:
Field: Forbearance Plan Start Date   Loan Value: Not Applicable   Tape Value: xx/XX/xxxx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: x.xxx%   Variance: xx.xxx%   Variance %: xx.xxxxx%   Comment: Collateral Value used for Underwriting: $xx.Amount of Secondary Lien(s): $x. Loan Amount: $xx.CLTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -x (Days)   Variance %:    Comment: As per Tape data ,Note Date is x/XX/xxxx .However Note documents reflects as xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: x.xxx%   Variance: xx.xxx%   Variance %: xx.xxxxx%   Comment: Collateral Value used for Underwriting: $xx.Loan Amount: $xx.LTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: x.xxx%   Variance: xx.xxx%   Variance %: xx.xxxxx%   Comment: As per Tape data ,Post Close DTI is x.xxx%.However,Final Application documents reflects as xx.xxx%.   Tape Source: Initial   Tape Type:
																																																																																				Field: Post-Close Housing Ratio per xxxx Loan Value: xx.xxx% Tape Value: x.xxx% Variance: xx.xxx% Variance %: xx.xxxxx% Comment: As per Tape data ,Post Close Housing Ratio is x.xxx%.However,Final Application documents reflects as xx.xxx%. Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at DTI of 31.390%. Per tape, BWR was unemployed at closing. Unable to relay on income document in file and unable to calculate ATR."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
12016793	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$11,659.88	07/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,908.44	3.500%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	670	781	37.804%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021 the subject mortgage was originated on xx/XX/2020 with lender MERS as nominee for xx and recorded on xx/XX/2020 for the amount of $xx.
The chain of assignment has not been completed. No latest assignment has been found.
There are2 civil judgments , 2 credit card judgments and 1 state tax lien against the borrower.
The first civil judgment was recorded on xx/XX/2012 for the amount of $0.00 in the favor of City of xx
The second civil judgment was recorded on xx/XX/2019 for the amount of $0.00 in the favor of xx
The first credit card judgment was recorded on xx/XX/2012 for the amount of $2778.53 in the favor of xx.
The second credit card judgment was recorded on xx/XX/2021 for the amount of $3401.94 in the favor of xx
The state tax lien was recorded on xx/XX/2021 for the amount of $0.00 in the favor of State of xx.
Taxes for the year 2020 are paid in the amount of $xx. No prior year tax delinquency has been found.	According to the payment history as of dated xx/XX/2021 the borrower is regular with the payment and the next due date is xx/XX/2021. The last payment was received on xx/XX/2021 for the amount of $3028.40xx. The monthly P&I is in the amount of $1908.44 with an interest rate of 3.500%. The current UPB is reflected in PH for the amount of $xx.	xx:The current status of the loan is performing. According to the payment history as of dated xx/XX/2021 the borrower is regular with the payment and the next due date is xx/XX/2021. The last payment was received on xx/XX/2021 for the amount of $3028.40xx. The monthly P&I is in the amount of $1908.44 with an interest rate of 3.500%. The current UPB is reflected in PH for the amount of $xx. No comments have been found regarding the foreclosure and bankruptcy. The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: x.xxx%   Variance: xx.xxx%   Variance %: xx.xxxxx%   Comment: As per Appraisal report (xxxxxxxxx Lopez - loan file pg#xxx) appraised value is $xx and loan amount is $xx. However, calculated CLTV/LTV is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -x (Days)   Variance %:    Comment: The Note reflects the Original Note Doc Date as x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: x.xxx%   Variance: xx.xxx%   Variance %: xx.xxxxx%   Comment: As per Tape data LTV is x.xxx%. However, The Audit value is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: x.xxx%   Variance: xx.xxx%   Variance %: xx.xxxxx%   Comment: A per tape data Post- Close DTI per xxxx is x.xxx%. However, The Audit value is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Post-Close Housing Ratio per xxxx   Loan Value: xx.xxx%   Tape Value: x.xxx%   Variance: xx.xxx%   Variance %: xx.xxxxx%   Comment: A per tape data Post- Close Housing Ratio per xxxx is x.xxx%. However, The Audit value is xx.xxx%.   Tape Source: Initial   Tape Type:
																																																																																				Field: Total Balance of Junior Lien(s) Loan Value: Not Applicable Tape Value: $xxxxx.xx Variance: Variance %: Comment: As per Updated title and xxxx there is no Junior lien. Tape Source: Initial Tape Type:	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "Rate Lock Agreement is missing from Loan Document."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
99110209	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,337.15	07/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,264.53	4.250%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	766	Not Applicable	41.671%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2020 in the favor of MERS as nominee for xx
Chain of assignment has been completed. Currently, the mortgage is with MERS as nominee for xx which was recorded on xx/XX/2020.
There are 2 state tax liens in the favor of xx first in the amount of $xx which was recorded on xx/XX/2008 and the other in the amount of $xx which was recorded on xx/XX/2009.
There is a judgment in the amount of $xx which was recorded on xx/XX/2014 in the favor of xx
1st , 2nd and 3rd installment taxes of 2021 have been paid in the amount of $5711.56.
1st and 2nd installment utility charges of 2021 have been paid in the amount of $361.30.
4th installment taxes of 2021 have been due in the amount of $2116.30.
No prior year delinquent taxes have been found.	As per the review of the payment history, the loan has been delinquent and the next payment is due for xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $2,125.70 which was applied for xx/XX/2021. The current P&I is $1,264.53 and PITI is $2,125.70. The UPB is $xx.	xx:The present status of the loan is in performing and the next payment is due for xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $2,125.70 which was applied for xx/XX/2021. No foreclosure and bankruptcy have been found. The RFD is unable to be determined.
No comments have been found stating the borrower’s income was impacted by Covid. xx:xx:xx	Not Applicable	Field: Original Note Doc Date Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx |---| -x (Days) |----| Comment: As per the Note date is x/XX/xxxx. Tape Source: Initial Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: x.xxx%   Variance: xx.xxx%   Variance %: xx.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Post-Close Housing Ratio per xxxx   Loan Value: xx.xxx%   Tape Value: x.xxx%   Variance: xx.xxx%   Variance %: xx.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Total Balance of Junior Lien(s) Loan Value: Not Applicable Tape Value: $xxxxx.xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "This loan failed the revised closing disclosure delivery date test (no waiting period required). The revised closing disclosure receipt date is provided and the revised closing disclosure receipt date is after the consummation date, or closing / settlement date if no consummation date is provided, of the transaction."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "As per the seller tape data reflects following issue,"Seller Tape Reflects the following issue "LTV/CLTV/HCLTV. GENERAL ELIGIBILITY: Per FHLMC guide section 4605(a), HomeOne Mortgages must be "No Cash-Out" refinance mortgages meeting the following requirement. For Mortgages with LTV and/or TLTV ratios greater than 95%, the mortgage being refinance must be owned in whole or in part or securitized by Freddie Mec. For Mortgages with TLTV ratios greater than 95% with secondary financing that is not an Affordable Second, the Mortgage being refinanced must be owned in whole or in part or securitized by Freddie Mac. The Mortgage that was paid off at closing was not previously owned by Freddie Mac.""			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
54745154	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,939.73	07/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,495.63	3.250%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	No	No	736	Not Applicable	45.301%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the Updated title report dated xx/XX/2021 reflects that the subject mortgage was originated on xx/XX/2019 with the lender MERS as nominee for xx n the amount of $xx, which was recorded on xx/XX/2019 Instrument# | Book/Page# -xx.
The chain of the assignment has been completed.
No active liens and judgments have been found against the borrower and the property. xx taxes for the year of 2020 have been paid on xx/XX/2020 in the amount of $8939.73.
No prior year’s delinquent taxes have been found.	According to a review of the payment history as of xx/XX/2021, the borrower is currently performing with the loan and the next due date for the regular payment is xx/XX/2021. The last payment was received on xx/XX/2021 total in the amount of PITI $2,300.41 which includes P&I $1,495.63 with the rate of interest 3.250%, which was applied for the due date of xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.	xx:According to the review of the servicing comments, the Status of loan is currently performing. As per the payment history as of xx/XX/2021, the borrower is currently performing with the loan and the next due date for the regular payment is xx/XX/2021. The last payment was received on xx/XX/2021 total in the amount of PITI $2,300.41 which includes P&I $1,495.63 with the rate of interest 3.250%, which was applied for the due date of xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.
No comments have been found regarding reason for default. xx has been working at xx as xx.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No damage pertaining to the subject property has been found. xx:xx:xx	Not Applicable	Mortgage Insurance	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Number Of Units   Loan Value: x   Tape Value: x   Variance: -x   Variance %: -xx.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: x.xxx%   Variance: xx.xxx%   Variance %: xx.xxxxx%   Comment: Note Document reflects loan amount as $xx and final CD reflects sales price as $xx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: x.xxx%   Variance: xx.xxx%   Variance %: xx.xxxxx%   Comment: Note Document reflects loan amount as $xx and final CD reflects sales price as $xx.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: x.xxx%   Variance: xx.xxx%   Variance %: xx.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Post-Close Housing Ratio per xxxx   Loan Value: xx.xxx%   Tape Value: x.xxx%   Variance: xx.xxx%   Variance %: xx.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: x Family Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the reimbursement amount validation test.
The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

This loan failed the closing or reimbursement date validation test.
The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation in Charges That Cannot Increase test due to increase in fee in Final CD dated 11/XX/2019.Initial LE dated 9/XX/2019 reflects Appraisal Fee at $542.00.Final CD dated 11/XX/2019 reflects appraisal fee at $675.00 this is increase of $133.00. Valid COC for increase in fees is missing from the loan file."
* Intent to Proceed Missing  (Lvl 3)     "Intent to Proceed Document is missing from the loan file."
* Loan does not conform to program guidelines (Lvl 3)     "As per seller tape, mortgage/program eligibility. Missing new construction documents."
* MI, FHA or MIC missing and required (Lvl 3) "This loan is FHA. MI Certificate is missing from the loan file."	* Missing Required Disclosures (Lvl 2) "Home Loan Toolkit is missing from the loan file."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.301% as the Borrower income was $6,063.63 and total expenses are in the amount of $2,746.89 and the loan was underwritten by AUS/DU xx and its recommendation is “Approve/Eligible” with 45.30%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
93308327	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,802.24	12/XX/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,070.97	3.500%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	754	Not Applicable	48.345%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2021, shows that the subject mortgage was originated on xx/XX/2020 and was recorded on xx/XX/2020, in the amount of $xx with MERS as nominee for xx

The chain of assignment has not been completed as no assignment has been found.

There are 3 judgments against the borrower in favor of different plaintiffs recoded on xx/XX/2003, xx/XX/2014 and xx/XX/2015 in the total amount of $xx. xx taxes of 2020/2021 have been paid in the amount of $3,802.24.

No prior year delinquent taxes have been found.	According to payment history as of xx/XX/2021, the borrower is currently delinquent for 6 months and the next due date for payment is xx/XX/2021. The last payment was received on xx/XX/2020 in the amount of $1,471.20 which was applied for due date xx/XX/2020. The current P&I is in the amount of $1,070.97 and current PITI is in the amount of $1,471.20 with an interest rate of 3.500%. The current UPB reflected as per the payment history is in the amount of $xx.	xx:According to servicing comments, the loan is in collection.

According to payment history as of xx/XX/2021, the borrower is currently delinquent for 6 months and the next due date for payment is xx/XX/2021. The last payment was received on xx/XX/2020 in the amount of $1,471.20 which was applied for due date xx/XX/2020. The current P&I is in the amount of $1,070.97 and current PITI is in the amount of $1,471.20 with an interest rate of 3.500%. The current UPB reflected as per the payment history is in the amount of $xx.

The loan hasn’t modified since origination.

As per comment dated xx/XX/2021, the reason for default is excessive obligations as borrower's income is impacted by covid-19.

As per comment dated xx/XX/2021, the subject property is owner occupied and intent to keep it.

As per comment dated xx/XX/2020, 6 months forbeaance plan was approved which will begn from xx/XX/2021 to xx/XX/2021 with monthly amount of $1,471.20.

No foreclosure activity has been found.

No post close bankruptcy record has been found. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock Origination Appraisal	Field: Current Legal Status Loan Value: Collections, >= xxx Days Tape Value: Collections |---| |----| Comment: The loan is in collection. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Does lender G/L required MI. Not applicable.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -x (Days)   Variance %:    Comment: Original note doc date is x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: x.xxx%   Variance: xx.xxx%   Variance %: xx.xxxxx%   Comment: Post close DTI per xxxx is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Post-Close Housing Ratio per xxxx   Loan Value: xx.xxx%   Tape Value: x.xxx%   Variance: xx.xxx%   Variance %: xx.xxxxx%   Comment: Post close housing ratio per xxxx is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Lower rate or term Tape Value: Change in Rate/Term Variance: Variance %: Comment: Purpose of refinance per application is Limited cash out. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the reimbursement amount validation test.
The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

This loan failed the closing or reimbursement date validation test.
The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation due to a fee increase on CD dated 5/XX/2020.  LE dated 4/XX/2020 reflects a Origination Points at $205, however, CD dated 5/XX/2020 reflects the Origination Points at $205.11.  This is a fee increase of $0.11 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees.

TRID Violation due to a fee increase on CD dated 5/XX/2020.  LE dated 4/XX/2020 reflects a Credit Report Fee at $20, however, CD dated 5/XX/2020 reflects the Credit Report Fee at $20.36.  This is a fee increase of $0.36 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."
* Missing Appraisal (Lvl 3)     "Appraisal report at the origination is missing from the loan file."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement is missing from the loan file."
* Missing Required Disclosures (Lvl 3) "Home loans toolkit disclosure is missing from the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Per tape, seller defect shows BWR was not employed at closing. Further details not provided. Unable to rely on docs in file and unable to calc ATR."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test is fail. Loan data is $xx and comparison data is $xx. Hence, the variance is -$165.00.
Subject loan is a refinance, originated on 5/XX/2020 and the SOL is 3 years.

TILA Foreclosure Rescission Finance Charge Test is fail. Loan data is $xx and comparison data is $xx. Hence, the variance is -$165.00.
																																																																																								Subject loan is a refinance, originated on 5/XX/2020 and the SOL is 3 years."		Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
52279988	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$12,052.15	07/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,773.47	3.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	698	691	44.977%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2021 shows that the subject mortgage was originated on xx/XX/2020 with the lender MERS as nominee for xx which was recorded on xx/XX/2020.
The chain of the assignment has not been found.
No active judgments or liens have been found.
Taxes for the year 2021 have been paid in the amount of $xx.	According to the payment history as of xx/XX/2021, the borrower is current with the loan and the last payment was received on xx/XX/2021 which was applied for xx/XX/2021 and the next due date for the payment is xx/XX/2021. The P&I is in the amount of $1,773.47 and PITI is in the amount of $3,211.75. The UPB reflected is in the amount of $xx.	xx:As per the review of the servicing comments, currently, the loan is in performing and the payment history as of xx/XX/2021, the borrower is current with the loan and the last payment was received on xx/XX/2021 which was applied for xx/XX/2021 and the next due date for the payment is xx/XX/2021. The P&I is in the amount of $1,773.47 and PITI is in the amount of $3,211.75. The UPB reflected is in the amount of $xx.
The reason for default is unable to be determined.
No comments have been found regarding bankruptcy in the latest servicing comments.
No comments have been found regarding foreclosure in the latest servicing comments.
The subject property has been occupied by the owner. Recent servicing comments do not reflect any damage pertaining to the subject property. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: MI Coverage Amount Loan Value: xx.xxx% Tape Value: x.xxx% |---| xx.xxx% |----| xx.xxxxx% Comment: xx.xxx%. Tape Source: Initial Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: x.xxx%   Variance: xx.xxx%   Variance %: xx.xxxxx%   Comment: Borrowers income taken from seller tape that is $x,xxx.xx. DTI exceeded xx.xx% to xx.xx%.   Tape Source: Initial   Tape Type:
Field: Post-Close Housing Ratio per xxxx Loan Value: xx.xxx% Tape Value: x.xxx% Variance: xx.xxx% Variance %: xx.xxxxx% Comment: xx.xxx%. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the TRID "Section A. Origination Charges" validation test.
This loan contains a fee or fees where "compensation to" is set to a party other than lender or broker, but this fee or fees should not be retained by any party other than the lender or broker.

"Section A. Origination Charges" should contain an itemization of each amount, and a subtotal of all such amounts, that the consumer will pay to each creditor and loan originator for originating and extending the credit.

This loan failed the reimbursement amount validation test.
The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

This loan failed the closing or reimbursement date validation test.

The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "The loan failed Charges that in total cannot Increase more than 10% test due to increase in fee in Final CD dated 10/XX/2020. Initial LE dated 7/XX/2020 reflects Recording Fee at $1,160.00. However, Final CD dated 10/XX/2020 reflects at $1,685.00. Valid COC for the increase of fee is missing from the loan documents."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation due to loan failed charged that cannot increase test in Final CD dated 10/XX/2020. Initial LE dated 07/XX/2020 does not reflect State Tax/Stamps. However, Final CD dated 10/XX/2020 reflects State Tax/Stamps at $4,317.00. Valid COC for the addition of fee is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Per tape, seller defect shows BWR was not employed at closing. Unable to determine borrower's income. Unable to rely on docs in file and unable to calc ATR."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
90908333	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,086.64	07/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$781.23	3.000%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	684	Not Applicable	39.319%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2021 shows that the subject mortgage was originated on xx/XX/2020 with the lender MERS as nominee for xx which was recorded on xx/XX/2020.
The chain of the assignment has not been found.
No active judgments or liens have been found.
Taxes for the year 2021 have been paid in the amount of $3,086.64.	According to the payment history as of xx/XX/2021, the borrower is current with the loan and the last payment was received on xx/XX/2021 which was applied for xx/XX/2021 and the next due date for the payment is xx/XX/2021. The P&I is in the amount of $781.23 and PITI is in the amount of $1,170.17. The UPB reflected is in the amount of $xx.	xx:As per the review of the servicing comments, currently, the loan is in performing and the payment history as of xx/XX/2021, the borrower is current with the loan and the last payment was received on xx/XX/2021 which was applied for xx/XX/2021 and the next due date for the payment is xx/XX/2021. The P&I is in the amount of $781.23 and PITI is in the amount of $1,170.17. The UPB reflected is in the amount of $xx.
The reason for default is unable to be determined.
No comments have been found regarding bankruptcy in the latest servicing comments.
No comments have been found regarding foreclosure in the latest servicing comments.
The subject property has been occupied by the owner. Recent servicing comments do not reflect any damage pertaining to the subject property. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: MI Coverage Amount Loan Value: xx.xxx% Tape Value: x.xxx% |---| xx.xxx% |----| xx.xxxxx% Comment: As per tape data MI coverage amount reflects x.xxx%. However,Mi certificate reflects MI coverage amount xx.xx% Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: x.xxx%   Variance: xx.xxx%   Variance %: xx.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Amount of Secondary Lien(s): $x. Loan Amount: $xx. CLTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -x (Days)   Variance %:    Comment: The Note reflects the Original Note Doc Date as x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: x.xxx%   Variance: xx.xxx%   Variance %: xx.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. LTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: x.xxx%   Variance: xx.xxx%   Variance %: xx.xxxxx%   Comment: As per Tape data ,Post Close DTI is x.xxx%.However Final Application documents reflects as xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Post-Close Housing Ratio per xxxx Loan Value: xx.xxx% Tape Value: x.xxx% Variance: xx.xxx% Variance %: xx.xxxxx% Comment: As per Tape data ,Post Close Housing Ratio is x.xxx%.However Final Application documents reflects as xx.xxx%. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Seller tape reflects the following issue, Appraisal Reconciliation. Automated collateral evaluation (ACE) requirements were not met. The subject loan was evaluated by LPA and received a risk classification of Accept. The LPA Feedback certificate indicates that the loan was eligible for collateral representation and warranty relief with an appraisal waiver (ACE). However, mortgages for which an appraisal has been obtained in connection with the mortgage are ineligible for an appraisal waiver (ACE). An appraisal for the subject property was submitted to the UCDP on July 2, 2020, with an effective date of July 2, 2020. The market value estimate shown on the UCDP appraisal was $xx, which would have resulted in an 92%. Supporting document to validate the issue is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Missing a Rate Lock Agreement signed by Borrower(s) or memorialized comment by the Loan Officer."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
28914921	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,777.37	07/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,138.33	3.000%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	693	Not Applicable	47.015%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of latest updated title report dated xx/XX/2021 the subject mortgage was originated on xx/XX/2021 in favor of MERS as nominee for xx in the amount of $xx which was recorded on xx/XX/2021 under Bk/Pg# The chain of assignment has been completed as the mortgage is currently with the current assignee xx

No active judgments or liens have been found against the name of borrower or subject property.
The annual xx for 2020 have been paid in the amount of $1,777.37.
No prior year delinquent taxes have been found.	As per review of latest payment history as of xx/XX/2021 the loan is performing and borrower has been making his monthly payments regularly. The last payment was received on xx/XX/2021 in the total amount of $1,673.68 with the interest rate of 3.00% and P&I $1,138.33 for the due date of xx/XX/2021. The next due date is xx/XX/2021. The current UPB reflected is in the amount of $xx.	xx:As per review of latest payment history as of xx/XX/2021 the loan is performing and borrower has been making his monthly payments regularly. The last payment was received on xx/XX/2021 in the total amount of $1,673.68 with the interest rate of 3.00% and P&I $1,138.33 for the due date of xx/XX/2021. The next due date is xx/XX/2021. The current UPB reflected is in the amount of $xx.
The loan has not been modified since origination.
No evidences have been found regarding the current/prior foreclosure proceedings.
The subject property is owner occupied and no visible damages were reported.
As per PACER report borrower has not filed bankruptcy since loan origination.
At the time of loan origination borrower was working as “xx” at “xx School” for 24 months. xx:xx:xx	Not Applicable	Field: Borrower #x Middle Name Loan Value: xx Tape Value: xx |---| |----| Comment: As per the Mortgage Document borrower Middle name is xx. Tape Source: Initial Tape Type:
Field: Borrower First Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Borrower First name is Stephanie.   Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: Winkle   Tape Value: Van   Variance:    Variance %:    Comment: Borrower last name is Winkle as per the Mortgage documents.   Tape Source: Initial   Tape Type:
Field: MI Coverage Amount   Loan Value: xx.xxx%   Tape Value: x.xxx%   Variance: xx.xxx%   Variance %: xx.xxxxx%   Comment: MI Coverage amount is xx.xxx% as per the MI Certificate.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -x (Days)   Variance %:    Comment: As per the Note Document note date is x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: x.xxx%   Variance: xx.xxx%   Variance %: xx.xxxxx%   Comment: DTI as per the xxxx is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Post-Close Housing Ratio per xxxx Loan Value: xx.xxx% Tape Value: x.xxx% Variance: xx.xxx% Variance %: xx.xxxxx% Comment: DTI as per the xxxx is xx.xxx%. Tape Source: Initial Tape Type:	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 47.015%, the Borrower income was $6506.33.00 and total expenses are in the amount of $3058.93 and the loan was underwritten by AUS/DU (xx) and its Risk class is “Caution” with a DTI of 47.015%."	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan fails Revised Closing Disclosure Delivery Date Test (Waiting Period Required) due to The revised closing disclosure receipt date is provided and the revised closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, Initial Closing disclosure dated 3/XX/2021 and Revised Closing disclosure dated 3/XX/2021 is less than three business days after the Initial CD dated 3/XX/2021."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "CE result is Moderate as this loan has failed TRID Post-Consummation Event Validation Test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan fails “TILA Finance Charge Test”. Finance charge disclosed on Final CD as $150561.42. Calculated Finance Charge $150561.42 for an under disclosed amount of $16443.00.  Reason for Finance Charge under disclosure is unknown as the Fee Itemization and the Compliance Findings are missing. Subject loan is a refinance, originated on 3/XX/2021 and the SOL is 3 years.
 This loan failed the TILA APR test The annual percentage rate (APR) is 3.590%. The disclosed APR of 3.281% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method
																																																																																								Subject loan is a refinance, originated on 3/XX/2021 and the SOL is 3 years."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
41764060	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$3,070.60	07/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,327.36	2.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	806	804	34.092%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of latest updated title report dated xx/XX/2021 the subject mortgage was originated on xx/XX/2021 in favor of MERS as nominee for xx in the amount of $xx which was recorded on xx/XX/2021 under Instru# xx. The chain of assignment has been completed as the mortgage is currently with the current assignee xx
No active judgments or liens have been found against the name of borrower or subject property.
The annual xx for 2020 have been paid in the amount of $3,070.60.
No prior year delinquent taxes have been found.	As per review of latest payment history as of xx/XX/2021 the loan is performing and borrower has been making his monthly payments regularly. The last payment was received on xx/XX/2021 in the total amount of $5,543.70 with the interest rate of 2.75% and P&I $4,327.36 for the due date of xx/XX/2021. The next due date is xx/XX/2021. The current UPB reflected is in the amount of $xx.	xx:As per review of latest payment history as of xx/XX/2021 the loan is performing and borrower has been making his monthly payments regularly. The last payment was received on xx/XX/2021 in the total amount of $5,543.70 with the interest rate of 2.75% and P&I $4,327.36 for the due date of xx/XX/2021. The next due date is xx/XX/2021. The current UPB reflected is in the amount of $xx.
The loan has not been modified since origination.
No evidences have been found regarding the current/prior foreclosure proceedings.
The subject property is owner occupied and no visible damages were reported.
As per PACER report borrower has not filed bankruptcy since loan origination.
At the time of loan origination borrower was working as “xx	Not Applicable	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: x.xxx%   Variance: xx.xxx%   Variance %: xx.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Amount of Secondary Lien(s): $x. Loan Amount: $xx. CLTV =xx.xx%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -x (Days)   Variance %:    Comment: The Note reflects the Original Note Doc Date as xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: x.xxx%   Variance: xx.xxx%   Variance %: xx.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. LTV =xx.xx%.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: x.xxx%   Variance: xx.xxx%   Variance %: xx.xxxxx%   Comment: As per Tape data ,Post Close DTI is x.xxx%.However Final Application documents reflects as xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Post-Close Housing Ratio per xxxx Loan Value: xx.xxx% Tape Value: x.xxx% Variance: xx.xxx% Variance %: xx.xxxxx% Comment: As per Tape data ,Post Close Housing Ratio is x.xxx%. However Final Application documents reflects as xx.xxx%. Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "Subject approved as OO. Per tape, BWR2 may not be using as primary so loan may be NOO."	* ComplianceEase RESPA Test Failed (Lvl 3) "Loan failed the homeownership counseling organizations disclosure date test. Loan originator received application on 02/XX/2021, however Homeownership Document Date is 03/XX/2021 which is more than 3 Business days from 02/XX/2021."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "This loan failed the post-consummation cure reimbursement and revised closing disclosure delivery date test due to the post-consummation revised closing disclosure delivery date 7/XX/2021 is more than 60 calendar days after the consummation date 4/XX/2021."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed Compliance Ease TRID Tolerance Test due to Initial Loan delivery date test is failed."
* Loan does not conform to program guidelines (Lvl 3) "Seller tape reflects the following issue: "Borrower eligibility - S.S. is the primary borrower and is a Temporary Resident of the U.S. and has indicated occupancy in the subject as Primary Residence. Co-Borrower, S.K.S., is a Temporary Resident of the U.S and has indicated that the subject will not be Primary Residence.""	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan failed the reimbursement amount validation test.
The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

This loan failed the closing or reimbursement date validation test.
The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan fails ComplianceEase delivery and timing test Initial Loan Estimate dated 02/XX/2021. Document tracker proving the delivery of Initial Loan Estimate within 3 business days is missing from the loan documents.

																																																																																								Subject loan is a purchase, originated on 4/XX/2021 and the SOL is 1 year."		Moderate	Pass	Fail	Fail	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
93367308	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,846.76	08/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,839.03	2.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	773	810	39.453%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of latest updated title report dated xx/XX/2021 the subject mortgage was originated on xx/XX/2021 in favor of MERS as nominee for xx in the amount of $xx which was recorded on xx/XX/2021 under Instru#2021-xx. The chain of assignment has been completed as the mortgage is currently with the current assignee xx

No active judgments or liens have been found against the name of borrower or subject property.
The annual xx for 2020 have been paid in the amount of $1,846.76.
No prior year delinquent taxes have been found.	As per review of latest payment history as of xx/XX/2021 the loan is performing and borrower has been making his monthly payments regularly. The last payment was received on xx/XX/2021 in the total amount of $3,877.29 with the interest rate of 2.990% and P&I $2,839.03 for the due date of xx/XX/2021. The next due date is xx/XX/2021. The current UPB reflected is in the amount of $xx.	xx:As per review of latest payment history as of xx/XX/2021 the loan is performing and borrower has been making his monthly payments regularly. The last payment was received on xx/XX/2021 in the total amount of $3,877.29 with the interest rate of 2.990% and P&I $2,839.03 for the due date of xx/XX/2021. The next due date is xx/XX/2021. The current UPB reflected is in the amount of $xx.
The loan has not been modified since origination.
No evidences have been found regarding the current/prior foreclosure proceedings.
The subject property is owner occupied and no visible damages were reported.
As per PACER report borrower has not filed bankruptcy since loan origination.
At the time of loan origination borrower was working as	Not Applicable	Field: MI Coverage Amount Loan Value: xx.xxx% Tape Value: x.xxx% |---| xx.xxx% |----| xx.xxxxx% Comment: MI Coverage Amount is as xx.xxx%. Tape Source: Initial Tape Type:
Field: Original Appraised Value   Loan Value: $xxxxxx.xx   Tape Value: $xxxxxx.xx   Variance: $-xxxxx.xx   Variance %: -x.xxxxx%   Comment: The Appraisal reflects the Value as $xxx.xxx.xx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: x.xxx%   Variance: xx.xxx%   Variance %: xx.xxxxx%   Comment: As per appraisal CLTV ratio is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -x (Days)   Variance %:    Comment: The Note reflects the Original Note Doc Date as x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: x.xxx%   Variance: xx.xxx%   Variance %: xx.xxxxx%   Comment: As per appraisal original standard LTV is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: x.xxx%   Variance: xx.xxx%   Variance %: xx.xxxxx%   Comment: Total original T&I for the debt ratio: (Real Estate Taxes $xxx.xx + Hazard Insurance $xx.xx + Flood Insurance $x + MI $xxx.xx + HOA Dues $x.xx ) equals $xxxx.xx + Subject Loan P&I $x,xxx.xx. Total Subject Property Expenses = $x,xxx.xx + Total Back Debt $xxx.xx + Total Monthly Expenses $xxxx.xx, Total DTI per xxxx = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Post-Close Housing Ratio per xxxx Loan Value: xx.xxx% Tape Value: x.xxx% Variance: xx.xxx% Variance %: xx.xxxxx% Comment: Total subject property PITIA (P&I $ x,xxx.xx + Real Estate Taxes $ xxx.xx + Hazard Insurance $xx.xx + Flood Insurance $x.xx + MI $xxx.xx + HOA Dues $x.xx) equals $x,xxx.xx. Total verified monthly income equals $xx. Housing Ratio equals xx.xxx%. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the TRID disclosure delivery and receipt date validation test due to one of the following findings:
The Revised Loan Estimate Receipt Date is before Revised Loan Estimate Delivery Date; or
The Initial Closing Disclosure Receipt Date is before Initial Closing Disclosure Delivery Date; or
The Revised Closing Disclosure Receipt Date is before Revised Closing Disclosure Delivery Date."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "This loan failed the TRID disclosure delivery and receipt date validation test due to the Revised Loan Estimate Dated 04/XX/2021 and receipt date is 4/XX/2021. However, revised LE dated 04/XX/2021 and receipt date is 04/XX/2021."
* Loan does not conform to program guidelines (Lvl 3) "Subject loan closed with 93% LTV/CLTV. Seller tape reflects loan close with incorrect appraised value of $xx. Subject loan is purchase primary and appraisal report reflects property value of $xx. As a result of considering $xx the LTV/CLTV is at 96.321%."	* ComplianceEase TILA Test Failed (Lvl 2) "Loan fails TILA Finance Charge Test; finance charge reflects $xx, threshold is $xx and variance is -$1,283.41.

																																																																																								Subject loan is a purchase, originated on 5/XX/2021 and the SOL is 1 year."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
20931737	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,857.07	07/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$827.93	3.000%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	xx	xx	Not Applicable	Unavailable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	672	Not Applicable	42.871%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021 the subject mortgage was originated on xx/XX/2021 with lender MERS as nominee for xx and recorded on xx/XX/2021 for the amount of $xx.
The chain of assignment has not been completed. No latest assignment has been found.
No active liens and judgments found against the borrower.
County taxes for the year 2020 are paid in the amount of $1857.07. No prior year tax delinquency has been found.	According to the payment history as of dated xx/XX/2021 the borrower is regular with the payment and the next due date is xx/XX/2021. The last payment was received on xx/XX/2021 for the amount of $1107.06xx. The monthly P&I is in the amount of $827.93 with an interest rate of 3.00%. The current UPB is reflected in PH for the amount of $xx.	xx:The latest comment history is missing. As per the payment history, the current status of the loan is performing. According to the payment history as of dated xx/XX/2021 the borrower is regular with the payment and the next due date is xx/XX/2021. The occupancy is unable to determine. The loan has not been modified since the origination. xx:xx:xx	Not Applicable	HUD-1 Closing Statement Initial 1003_Application Missing or error on the Rate Lock Transmittal (1008)	Field: Escrow Account Indicator Loan Value: Yes Tape Value: No |---| |----| Comment: As per Revised CD Escrow Account Indicator is 'Yes'. Tape Source: Initial Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: $xxxxxx.xx   Tape Value: $xxxxxx.xx   Variance: $xxxx.xx   Variance %: x.xxxxx%   Comment: As per Tape data ,Original Balance is $xx.However Note documents reflects as $xx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Amount of Secondary Lien(s): $x. Loan Amount: $xx CLTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx LTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: x.xxx% Variance %: x.xxxxx% Comment: As per Tape data ,Post Close DTI is xx.xxx%.However,Final Application documents reflects as xx.xxx%. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot decrease test. Initial LE dated 4/XX/2021 reflects Non-specific lender credit at $1,964.00. However, Final CD dated 05/XX/2021 reflects Non-specific lender credit at $0.00. This is decrease of $1,964.00 for charges that cannot decrease. Valid COC for the decrease in NSLC is missing from the loan documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final Closing Disclosure is missing from loan file."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape reflects following issues:
    'FHA Loan closed without UFMIP and monthly MIP in place - Loan is Uninsurable.  Loan was never sold.’
This Loan does not charge UFMIp.  However, this loan is FHA uninsured."
* Missing Initial 1003_Application (Lvl 3)     "Initial Application is missing from loan document."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate Lock Agreement is missing from the loan documents."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Transmittal summary document is missing from loan document."			Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
88677562	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,433.00	07/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,359.81	2.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	756	Not Applicable	45.496%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021 the subject mortgage was originated on xx/XX/2020 with lender MERS as nominee for xx for the amount of $xx and recorded on xx/XX/2020.
The chain of assignment has not been completed. No latest assignment has been found.
No active liens and judgments found against the borrower.
County taxes for the year 2020 are paid in the amount of $2433.00. No prior year tax delinquency has been found.	According to the payment history as of dated xx/XX/2021 the borrower is regular with the payment and the next due date is xx/XX/2021. The last payment was received on xx/XX/2021 for the amount of $1800.79xx. The monthly P&I is in the amount of $1359.81 with an interest rate of 2.875%. The current UPB is reflected in PH for the amount of $xx.	xx:The current status of the loan is performing. According to the payment history as of dated xx/XX/2021 the borrower is regular with the payment and the next due date is xx/XX/2021. The last payment was received on xx/XX/2021 for the amount of $1800.79xx. The monthly P&I is in the amount of $1359.81 with an interest rate of 2.875%. The current UPB is reflected in PH for the amount of $xx.
No comments have been found regarding the foreclosure and bankruptcy. The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. Also, no comments have been found regarding the income impacted due to covid-19. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Escrow Account Indicator Loan Value: Yes Tape Value: No |---| |----| Comment: As Per Final CD Reflects Escrow Account Indicator as Yes. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "This loan failed the reimbursement amount validation test.
The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

This loan failed the closing or reimbursement date validation test.
The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing /
settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan fails charges that cannot increase test due to Initial LE dated 5/XX/2020 reflects Points - Loan Discount Fee at $3,817.00. However, final CD dated reflects Points - Loan Discount Fee $5,948.66. This is increase of +$2,131.66. Valid COC is missing from loan documents."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate Lock Agreement is missing from the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 45%. Seller defect show income miscalculation may push DTI over 47% and invalidate AUS. Details not provided. Unable to rely on docs in file and unable to calc ATR."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.496%, the Borrower income was $5,589.00 and total expenses are in the amount of $2,542.79 and the loan was underwritten by AUS/XX/LP (xx nd its recommendation is “Accept” with a DTI of 45.496%"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
85450425	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	07/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,067.23	3.250%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	758	734	45.950%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021 the subject mortgage was originated on xx/XX/2020 with lender MERS as nominee for xx Loans and recorded on xx/XX/2020 for the amount of $xx.
The chain of assignment has not been completed. No latest assignment has been found.
No active liens and judgments found against the borrower.
The current tax status is to follow.	According to the payment history as of dated xx/XX/2021 the borrower is regular with the payment and the next due date is xx/XX/2021. The last payment was received on xx/XX/2021 for the amount of $3797.40xx. The monthly P&I is in the amount of $3331.24 with an interest rate of 3.250%. The current UPB is reflected in PH for the amount of $xx.	xx:The current status of the loan is in collection. According to the payment history as of dated xx/XX/2021 the borrower is regular with the payment and the next due date is xx/XX/2021. The last payment was received on xx/XX/2021 for the amount of $3797.40xx. The monthly P&I is in the amount of $3331.24 with an interest rate of 3.250%. The current UPB is reflected in PH for the amount of $xx.
No comments have been found regarding the foreclosure and bankruptcy. The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. Also, no comments have been found regarding the income impacted due to covid-19. xx:xx:xx	Not Applicable	Field: Escrow Account Indicator Loan Value: Yes Tape Value: No |---| |----| Comment: As per final CD escrow account indicator is yes. Tape Source: Initial Tape Type:
																																																																																				Field: Original Note Doc Date Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx Variance: -x (Days) Variance %: Comment: As per original note , note date is x/XX/xxxx. Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Seller defect shows BWR was in FB with prior residence before purchase of subject property. Tape says other residence was sold but some Q over where BWR met prior residence FB plan."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.950%, the Borrower income was $7,102.00 and total expenses are in the amount of $3,263.39 and the loan was underwritten by AUS/DU (xx ) and its recommendation is “Approve/Eligible” with a DTI of 45.950%"		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
6274281	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,259.85	07/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,009.53	2.500%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	774	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2021 in the favor of MERS as nominee for xx
Chain of assignment has been completed. Currently, the mortgage is with MERS as nominee for xx  which was recorded on 6/xx.
No active judgments or liens have been found.
Annual combined taxes of 2020 have been paid in the amount of $3129.46.
No prior year delinquent have been found.	As per the review of the payment history, the borrower has been current with the loan and the next payment is due for xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $1,508.03 which was applied for xx/XX/2021. The P&I is $1,508.03. The UPB is $xx.	xx:The present status of the loan is in performing and the next payment is due for xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $1,508.03 which was applied for xx/XX/2021.
No foreclosure and bankruptcy have been found. The RFD is unable to be determined.
No comments have been found stating the borrower’s income was impacted by Covid.
The borrower xxhas been Retired for 4 years xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: x Tape Value: x |---| -x |----| -xxx.xxxxx% Comment: Tape Source: Initial Tape Type:
Field: Original Note Doc Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -x (Days)   Variance %:    Comment: The Note reflects the Original Note Doc Date as x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: Unavailable   Tape Value: xx.xxx%   Variance:    Variance %:    Comment: The Final xxxx reflect Post-Close DTI as xx.xxx%.   Tape Source: Initial   Tape Type:
																																																																																				Field: Purpose of Refinance Per Application Loan Value: Cash Out - Other Tape Value: No Cash-Out Variance: Variance %: Comment: Final Application and Final DU reflect Cash Out. The Borrower paid of liabilities totaling $xxx.xx and received $xxx.xx. Tape Source: Initial Tape Type:	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "A Rate Lock Agreement signed by the Borrower is Missing from the Loan Documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 44.54%. Seller defect shows income calculation is incorrect and DTI in excess of 60%. Unable to rely on documents in file and unable to calculate ATR."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Not Applicable	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
67685416	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	06/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$684.53	2.250%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	719	Not Applicable	40.877%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2021 in the favor of MERS as nominee for xx
Chain of assignment has been completed. Currently, the mortgage is with MERS as nominee for xx   which was recorded on xx/XX/2021.
No active judgments or liens have been found.
The taxes information is not mentioned.	As per the review of the payment history, the borrower has been current with the loan and the next payment is due for xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $1,123.93 which was applied for xx/XX/2021 . The P&I is $552.88 and PITI is $1,123.93. The UPB is $xx.	xx:The present status of the loan is in performing and the next payment is due for xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $1,123.93 which was applied for xx/XX/2021.
No foreclosure and bankruptcy have been found. The RFD is unable to be determined.
No comments have been found stating the borrower’s income was impacted by Covid.
The borrower xx III has been working at xx as a xx for 9 years 3 months. xx:xx:xx	Not Applicable	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: x.xxx% Variance %: x.xxxxx% Comment: Collateral Value used for Underwriting:$xx. Loan Amount:$xx. LTV = xx.xxx%. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Seller tape reflects the following issues, "UNINSURABLE - Appraisal update was not ordered until after original appraisal expired.""
																																																																																							* Settlement date is different from note date (Lvl 3) "Final CD reflects closing date as 02/XX/2021. Notary's signature date on the Mortgage/Deed of Trust is 02/XX/2021. Note date is 2/XX/2021."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
57036418	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$5,648.02	08/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$918.54	2.750%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	769	776	45.206%	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of latest updated title report dated xx/XX/2021 the subject mortgage was originated on xx/XX/2021 in favor of MERS as nominee for xx Inc in the amount of $xx which was recorded on xx/XX/2021 under Bk/Pg# -xx. The chain of assignment has been completed as the mortgage is currently with the current assignee MERS as nominee for xx

No active judgments or liens have been found against the name of borrower or subject property.
The annual xx for 2020 have been paid in the amount of $5,648.02.
No prior year delinquent taxes have been found.	As per review of latest payment history as of xx/XX/2021 the loan is performing. The last payment was received on xx/XX/2021 in the total amount of $918.50 with the interest rate of 2.750% and P&I $918.50 for the due date of xx/XX/2021. The next due date is xx/XX/2021. The current UPB reflected is in the amount of $xx.	xx:As per review of latest payment history as of xx/XX/2021 the loan is performing. The last payment was received on xx/XX/2021 in the total amount of $918.50 with the interest rate of 2.750% and P&I $918.50 for the due date of xx/XX/2021. The next due date is xx/XX/2021. The current UPB reflected is in the amount of $xx.

Borrower is retired person. xx:xx:xx	Not Applicable	Origination Appraisal	Field: Borrower #x Last Name Loan Value: xx Tape Value: xx |---| |----| Comment: The Note dated x/XX/xxxx and signed at closing, reflects the Borrower First Name as xx. Tape Source: Initial Tape Type:
Field: Borrower #x Middle Name   Loan Value: xx   Tape Value: x   Variance:    Variance %:    Comment: The Note dated x/XX/xxxx and signed at closing, reflects the Borrower Middle Name as xx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. CLTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. CLTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: -x.xxx% Variance %: -x.xxxxx% Comment: The Final xxxx reflect Post-Close DTI as xx.xxx%. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Seller Tape reflects following issue " Loan Closed without Flood Insurance impounded in the loan document and incorrect flood disclosure signed at closing of the Loan. ""
* Missing Appraisal (Lvl 3)     "A PIW Disclosure Signed by the borrower is missing from the Loan Documents."
																																																																																							* Settlement date is different from note date (Lvl 3) "Final CD reflect the settlement date 4/XX/2021 and final Note date 4/XX/2021."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.206%, the Borrower income was $4,301.00 and total expenses are in the amount of $1,944.30 and the loan was underwritten by AUS/DU (xx and its recommendation is “Approve/Eligible” with a DTI of 46.37%"		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
41926625	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,722.30	08/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,028.10	3.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	796	Not Applicable	82.396%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of latest updated title report dated xx/XX/2021 the subject mortgage was originated on xx/XX/2020 in favor of MERS as nominee for xx in the amount of $xx which was recorded on xx/XX/2020 under The chain of assignment has been completed as the mortgage is currently with the current assignee MERS as nominee for xx.

No active judgments or liens have been found against the name of borrower or subject property.
The annual xx for 2020 have been paid in the amount of $1,722.30.
No prior year delinquent taxes have been found.	As per review of latest payment history as of xx/XX/2021 the loan is performing. The last payment was received on xx/XX/2021 in the total amount of $1,300.00 with the interest rate of 3.125% and P&I $1,028.10 for the due date of xx/XX/2021. The next due date is xx/XX/2021. The current UPB reflected is in the amount of $xx.	xx:As per review of latest payment history as of xx/XX/2021 the loan is performing. The last payment was received on xx/XX/2021 in the total amount of $1,300.00 with the interest rate of 3.125% and P&I $1,028.10 for the due date of xx/XX/2021. The next due date is xx/XX/2021. The current UPB reflected is in the amount of $xx.

The loan has not been modified since origination.
No evidences have been found regarding the current/prior foreclosure proceedings.
The subject property is owner occupied and no visible damages were reported.
As per PACER report borrower has not filed bankruptcy since loan origination.
At the time of loan origination borrower was working as “xx	Not Applicable	Missing or error on the Rate Lock	Field: Borrower #x Middle Name Loan Value: xx Tape Value: H |---| |----| Comment: Borrower #x Middle Name As per Driving License is xx Tape Source: Initial Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: xx.xxx%   Variance %: xx.xxxxx%   Comment: The borrower’s monthly income is $x,xxx.xx after Subject loan the Proposed amount $x,xxx.xx and Total Non-housing Payments is $xxx.xx. hence, the Calculated DTI Ratio is xx.xxx%   Tape Source: Initial   Tape Type:
Field: Post-Close Housing Ratio per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -xx.xxx%   Variance %: -xx.xxxxx%   Comment: Total subject property PITIA (P&I $x,xxx.xx + Real Estate Taxes $xxx.xx + Hazard Insurance $xx.xx +MI $xx.xx + HOA $xx.xx equals $x,xxx.xx. Total verified monthly income equals $x,xxx.xx. Housing Ratio equals xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "This loan failed the reimbursement amount validation test.
The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

This loan failed the closing or reimbursement date validation test.
The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase test. Initial LE dated 4/XX/2020 reflects Transfer Taxes at $1,040.00. However, Final CD dated 5/XX/2020 reflects Transfer Taxes(Paid By Seller) at $2,090.00 . This is an increase of $1,050.00 for charges that cannot increase."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate Lock Agreement is missing in the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 25%. BWR retired before closing and DTI may be in excess of 80%. Unable to rely on documents in file & unable to calculate ATR."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan fails “TILA Finance Charge Test”. Finance charge disclosed on Final CD is $xx. Calculated Finance Charge is $xx. The test fails for an under disclosed amount of $684.06.  Reason for Finance Charge under disclosure is unknown.

																																																																																								Subject loan is a purchase, originated on 5/XX/2020 and the SOL is 1 year."		Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
55543811	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,779.62	05/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,133.98	3.625%	360	xx	xx	FHA	Fixed	Refinance	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	3 Family	xx	xx	Primary	Yes	Yes	No	688	Not Applicable	49.599%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021 the subject mortgage was originated on xx/XX/2019 with lender xx and recorded on xx/XX/2019 for the amount of $xx.
The chain of assignment has not been completed. No latest assignment has been found.
There are no active liens and judgments found against the borrower.
Taxes for the year 2020 are paid in the amount of $5779.62. No prior year tax delinquency has been found.	According to the payment history as of dated xx/XX/2021 the borrower has been delinquent for 7 months and the and the next due date is xx/XX/2020. The last payment was received on xx/XX/2021 for the amount of $1970.80xx. The monthly P&I is in the amount of $1133.98 with an interest rate of 3.625%. The current UPB is reflected in PH for the amount of $xx.	xx:The current status of the loan is in collection. According to the payment history as of dated xx/XX/2021 the borrower has been delinquent for 7 months and the and the next due date is xx/XX/2020. The last payment was received on xx/XX/2021 for the amount of $1970.80xx. The monthly P&I is in the amount of $1133.98 with an interest rate of 3.625%. The current UPB is reflected in PH for the amount of $xx.
No comments have been found regarding the foreclosure and bankruptcy. The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	Field: Borrower Last Name Loan Value: xx Tape Value: Lawson |---| |----| Comment: The Note dated xx/XX/xxxx and signed at closing, reflects the Borrower's Last Name asxx Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Forbearance Plan Start Date   Loan Value: Not Applicable   Tape Value: xx/XX/xxxx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Amount of Secondary Lien(s): $x. Loan Amount: $xx. CLTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: x/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: -xx (Days)   Variance %:    Comment: As per Tape data ,Note Date is xx/XX/xxxx .However, Note documents reflects as xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. LTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: As per Tape data ,Post Close DTI is xx.xxx%.However, Final Application documents reflects as xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx Variance %:    Comment: "The Note dated xx/XX/xxxx and signed at closing, reflects the Property address street as xx
Field: Subject Property Type   Loan Value: x Family   Tape Value: x Family   Variance:    Variance %:    Comment: As per Tape data ,Subject Property Type is x Family .However, Appraisal documents reflects as x Family.   Tape Source: Initial   Tape Type:
Field: Trial Modification Agreement in file? Loan Value: No Tape Value: Yes Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Seller tape reflects,Unisured FHA/VA Loan."
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage Insurance Certificate is missing from loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.599%, the Borrower income was $8,616.67 and total expenses are in the amount of $4,273.80 and the loan was underwritten by AUS/DU (xx and its recommendation is “Approve/Eligible” with a DTI of 49.60%"		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
1241362	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,716.53	09/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,526.60	4.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	784	Not Applicable	36.228%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2019 with lender MERS as nominee for xx and recorded on xx/XX/2019 for the amount of $xx.
The chain of assignment has not been completed. No latest assignment has been found.
There are no active liens and judgments found against the borrower.
Taxes for the year2020 are paid in the amount of $7716.53.	According to the payment history as of dated xx/XX/2021 the borrower is regular with the payment and the next due date is xx/XX/2021. The last payment was received on xx/XX/2021 for the amount of $3266.95xx. The monthly P&I is in the amount of $2526.60 with an interest rate of 4.750%. The current UPB is reflected in PH for the amount of $xx.	xx:The current status of the loan is performing. According to the payment history as of dated xx/XX/2021 the borrower is regular with the payment and the next due date is xx/XX/2021. The last payment was received on xx/XX/2021 for the amount of $3266.95xx. The monthly P&I is in the amount of $2526.60 with an interest rate of 4.750%. The current UPB is reflected in PH for the amount of $xx.
No comments have been found regarding the foreclosure and bankruptcy. The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. Also, no comments have been found regarding the income impacted due to covid-19. xx:xx:xx	Not Applicable	Appraisal (Incomplete) Initial Escrow Acct Disclosure Missing or error on the Rate Lock	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: N.A. Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx CLTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx LTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: -x.xxx% Variance %: -x.xxxxx% Comment: Total Original T&I for the debt ratio:( Real Estate Taxes $xxx.xx+Hazard insurance $xxx.xx+flood insurance $x.xx+ MI $x.xx+ HOA Dues $xxx) equals Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "1004MC is missing from loan document. However Appraisal from loan document was prepared for another lender."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot decrease test. Initial LE dated 1/XX/2019 reflects Non-specific lender credit at $2291.00. However, Final CD dated 01/XX/2019 reflects Non-specific lender credit at $2106.92. This is decrease of $184.08 for charges that cannot decrease. Valid COC for the decrease in NSLC is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial Escrow disclosure signed  by borrower is missing from the loan file."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 35%. Seller defect shows SE bank statements altered. Unable to rely on docs in file and unable to calc ATR."
* ComplianceEase TILA Test Failed (Lvl 2)     "Finance charge disclosed on Final CD as $$xx. Calculated Finance Charge $$xx for an under disclosed amount of $983.01.Reason for Finance Charge under disclosure is unknown as the Fee Itemization and the Compliance Findings are missing.

																																																																																								Subject loan is a purchase, originated on 1/XX/2019 and the SOL is 1 year."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
7245101	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,436.39	07/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,421.76	3.750%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	679	Not Applicable	43.740%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021 the subject mortgage was originated on xx/XX/2020 with lender MERS as nominee for xx and recorded on xx/XX/2020 for the amount of $xx.
The chain of assignment has not been completed. No latest assignment has been found.
There are no active liens and judgments found against the borrower.
Annual taxes for the year 2020 are paid in the amount of $5436.39. No prior year tax delinquency has been found.	According to the payment history as of dated xx/XX/2021 the borrower is regular with the payment and the next due date is xx/XX/2021. The last payment was received on xx/XX/2021 for the amount of $1967.23xx. The monthly P&I is in the amount of $1421.76 with an interest rate of 3.750%. The current UPB is reflected in PH for the amount of $xx.	xx:The current status of the loan is performing. According to the payment history as of dated xx/XX/2021 the borrower is regular with the payment and the next due date is xx/XX/2021. The last payment was received on xx/XX/2021 for the amount of $1967.23xx. The monthly P&I is in the amount of $1421.76 with an interest rate of 3.750%. The current UPB is reflected in PH for the amount of $xx.
No comments have been found regarding the foreclosure and bankruptcy. The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. Also, no comments have been found regarding the income impacted due to covid-19. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: The original loan amount is $xx. The appraised value of the subject property is $xx. The calculated LTV/CLTV is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -x (Days)   Variance %:    Comment: The original Note date is x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: -x.xxx% Variance %: -x.xxxxx% Comment: The original loan amount is $xx. The appraised value of the subject property is $xx. The calculated LTV/CLTV is xx.xxx%. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Seller tape reflects the following issues. "Cash out refinance in forbearance is not eligible for delivery to FNMA” However, no such issue has been verified from the loan file."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "A copy of rate lock agreement is missing from the loan file."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.74% as the Borrower income was $6,007.42 and total expenses are in the amount of $2,627.65 and the loan was underwritten by AUS/LP (xx and its recommendation is “Approve/Eligible” with 43.74%."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
47258347	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$8,321.58	$2,732.58	07/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,104.98	2.875%	360	xx	xx	VA	Fixed	Refinance	Unavailable	Unavailable	Streamline Refinance	Yes	xx	xx	25.000%	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	674	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2020 in the favor of MERS as nominee for xx .
Chain of assignment has been completed. Currently, the mortgage is with MERS as nominee for xx . which was recorded xx/XX/2020.
There are 5 judgments in the favor of different plaintiff’s which were recorded on different dates.
There are 6 state tax liens in the favor of State of
 and xx of Revenue in the total amount of $1550.77 which were recorded on different dates.

..
Annual county taxes of 2020 have been paid in the amount of $614.59.
Annual school taxes of 2020 have been paid in the amount of $2042.75.
Annual county taxes of 2021 have been delinquent in the amount of $621.31.
Annual school taxes of 2021 have been delinquent in the amount of $2111.27.
No prior year delinquent have been found.	As per the review of the payment history, the borroer iscurrent with the loan and the next payment is due for xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $1,415.00 which was applied for xx/XX/2021. The current P&I is $1,104.98 and PITI is $1,415.00. The UPB is $xx.	xx:The present status of the loan is in performing and the next payment is due for xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $1,415.00 which was applied for xx/XX/2021. No foreclosure and bankruptcy have been found. The RFD is unable to be determined. No comments have been found stating the borrower’s income was impacted by Covid.
The working details of the borrower xx have not been mentioned. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: xx.xxx%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xx (Days)   Variance %:    Comment: Note document reflects note date as xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: Unavailable Tape Value: xx.xxx% Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "In VA IRRRL streamline refinance loans, there should WAITING period or GAP between of 210 days First payment date of Existing mortgage which is getting paid off and between Closing of our new Subject loans. In this loan the waiting period is not satisfied as the First payment of existing mortgage is less than 210 days."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate Lock Agreement is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
84207780	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,303.30	07/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$507.44	3.250%	325	xx	xx	VA	Fixed	Refinance	Unavailable	Unavailable	Streamline Refinance	No	xx	xx	25.000%	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Investor	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the Updated title report dated xx/XX/2021 reflects that the subject mortgage was originated on xx/XX/2020 with the lender MERS as nominee for xx in the amount of $xx, which was recorded on xx/XX/2020 Instrument# | Book/Page# xx.
The chain of the assignment has been completed.
No active liens and judgments have been found against the borrower and the property.
Combined 1st half taxes for the year of 2020 have been paid on xx/XX/2020 in the amount of $651.65.
Combined 2nd half taxes for the year of 2020 have been paid on xx/XX/2021 in the amount of $651.65.
No prior year’s delinquent taxes have been found.	According to a review of the payment history as of xx/XX/2021, the borrower is currently performing with the loan and the next due date for the regular payment is xx/XX/2021. The last payment was received on xx/XX/2021 total in the amount of PITI $685.49 which includes P&I $507.44 with the rate of interest 3.250%, which was applied for the due date of xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.	xx:According to the review of the servicing comments, the Status of loan is currently performing. As per the payment history as of xx/XX/2021, the borrower is currently performing with the loan and the next due date for the regular payment is xx/XX/2021. The last payment was received on xx/XX/2021 total in the amount of PITI $685.49 which includes P&I $507.44 with the rate of interest 3.250%, which was applied for the due date of xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.
No comment has been found regarding reason for default.
Employee details are not mentioned in URLA.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No damage pertaining to the subject property has been found. xx:xx:xx	Not Applicable	Credit Report Initial Escrow Acct Disclosure Missing or error on the Rate Lock Mortgage Insurance	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: The loan is VA. Lender G/L MI value does not reflect in loan file, as per MI certificate not applicable. Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: xx.xxx%   Variance:    Variance %:    Comment: Collateral Value used for Underwriting: $xx. Amount of Secondary Lien(s): $x.xx. Loan Amount: $xx. CLTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: Unavailable Tape Value: xx.xxx% Variance: Variance %: Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. CLTV = xx.xxx%. Tape Source: Initial Tape Type:	3: Curable	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Missing Initial Escrow Acct Disclosure dated 05/XX/2020 signed by the Borrower."
* Intent to Proceed Missing  (Lvl 3)     "Intent to proceed document is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Seller Tape reflects the following issue; "Uninsured FHA/VA Loan.""
* MI, FHA or MIC missing and required (Lvl 3) "VA Guarantee Certificate document is missing from the loan documents."	* Missing credit report (Lvl 2) "Credit report is missing in loan file."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock provided expired on 5/XX/2020 and the loan closed on 5/XX/2020. No lock extension found."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
22716046	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$966.78	07/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,181.05	2.750%	360	xx	xx	VA	Fixed	Refinance	Unavailable	Unavailable	Streamline Refinance	Not Applicable	xx	xx	Unavailable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Yes	Yes	No	603	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the Updated title report dated xx/XX/2021 reflects that the subject mortgage was originated on xx/XX/2020 with the lender MERS as nominee for xx Corporation in the amount of $xx, which was recorded on xx/XX/2021 Instrument# | Book/Page# xx.
The chain of the assignment has been completed.
No active liens and judgments have been found against the borrower and the property.
Combined 1st half taxes for the year of 2020 have been paid on xx/XX/2021 in the amount of $1249.09.
Combined 2nd half taxes for the year of 2020 are due on xx/XX/2021 in the amount of $966.78.
No prior year’s delinquent taxes have been found.	According to a review of the payment history as of xx/XX/2021, the borrower is currently performing with the loan and the next due date for the regular payment is xx/XX/2021. The last payment was received on xx/XX/2021 total in the amount of PITI $1,567.96 which includes P&I $1,181.05 with the rate of interest 2.750%, which was applied for the due date of xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.	xx:According to the review of the servicing comments, the Status of loan is currently performing. As per the payment history as of xx/XX/2021, the borrower is currently performing with the loan and the next due date for the regular payment is xx/XX/2021. The last payment was received on xx/XX/2021 total in the amount of PITI $1,567.96 which includes P&I $1,181.05 with the rate of interest 2.750%, which was applied for the due date of xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.
No comment has been found regarding reason for default.
Employee details are not mentioned in URLA.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No damage pertaining to the subject property has been found. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: As per Tape data, Lender G/L doesn't require MI. However, Audit Value reflect not applicable. Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: xx.xxx%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: -x (Days)   Variance %:    Comment: As per Tape data, Original Note Doc date reflect xx/XX/xxxx. However, Note document reflect xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: Unavailable Tape Value: xx.xxx% Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Seller Tape reflect issue that Loan is Uninsured FHA/VA Loan."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "A copy of Rate Lock Agreement is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
90371066	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,541.19	08/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$812.05	2.875%	360	xx	xx	VA	Fixed	Refinance	Unavailable	Unavailable	Streamline Refinance	No	xx	xx	Unavailable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Yes	Yes	No	Unavailable	Not Applicable	Not Applicable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2021 shows that the subject mortgage was originated on xx/XX/2020 with the lender MERS as nominee for xx Corporation which was recorded on xx/XX/2020.
The chain of the assignment has not been found.
There is a credit card judgment in the favor of xx in the amount of $7,721.23 which was recorded on xx/XX/2020.
There is a credit card judgment in the favor of xx. in the amount of $6,177.31 which was recorded on xx/XX/2021.
Taxes of 2020 have been paid in the amount of $2,541.19.	According to the payment history as of xx/XX/2021, the borrower is current with the loan and the last payment was received on xx/XX/2021 which was applied for xx/XX/2021 and the next due date for the payment is xx/XX/2021. The P&I is in the amount of $812.05 and PITI is in the amount of $1,070.78. The UPB reflected is in the amount of $xx.	xx:As per the review of the servicing comments, currently, the loan is in performing and the borrower is current with the loan and the last payment was received on xx/XX/2021 which was applied for xx/XX/2021 and the next due date for the payment is xx/XX/2021. The P&I is in the amount of $812.05 and PITI is in the amount of $1,070.78. The UPB reflected is in the amount of $xx.
The reason for default is unable to be determined.
No comments have been found regarding bankruptcy in the latest servicing comments.
No comments have been found regarding foreclosure in the latest servicing comments.
The subject property has been occupied by the owner. Recent servicing comments do not reflect any damage pertaining to the subject property. xx:xx:xx	Not Applicable	Credit Report Initial Escrow Acct Disclosure Missing Dicsloures Mortgage Insurance	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: N/A Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: xx.xxx%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: -x (Days)   Variance %:    Comment: Note Document reflects note date as xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: Unavailable Tape Value: xx.xxx% Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial Escrow Account Disclosure is not signed by the borrower."
* Loan does not conform to program guidelines (Lvl 3)     "As per seller tape, "the loan is uninsured FHA/VA loan.""
* MI, FHA or MIC missing and required (Lvl 3)     "VA Guarantee Certificate is missing from the loan documents."
																																																																																							* Missing Required Disclosures (Lvl 3) "Intent to proceed document is missing from the loan documents."	* Missing credit report (Lvl 2) "Credit report is missing in loan file."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
49591943	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,752.50	08/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,536.94	4.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	788	Not Applicable	42.005%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2021 shows that the subject mortgage was originated on xx/XX/2019 with the lender MERS as nominee for xx Corporation which was recorded on xx/XX/2019.
The chain of the assignment has not been found.
No active judgments or liens have been found.
Taxes for the year 2021 have been paid in the amount of $6,752.50.	According to the payment history as of xx/XX/2021, the borrower is current with the loan and the last payment was received on xx/XX/2021 which was applied for xx/XX/2021 and the next due date for the payment is xx/XX/2021. The P&I is in the amount of $1,536.94 and PITI is in the amount of $2,147.47. The UPB reflected is in the amount of $xx.	xx:xx current status is performing.
According to the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment was received on xx/XX/2021, the applied date was 7/XX/2021and the next due date for payment is xx/XX/2021 .The P&I is in the amount of $995.39 and PITI is in the amount of $1,406.79. The UPB reflected as per the payment history is in the amount of $xx.
The reason for default is unable to be determined.
No comments have been found regarding bankruptcy in the latest servicing comments.
No comments have been found regarding foreclosure in the latest servicing comments.
The subject property has been occupied by the owner. Recent servicing comments do not reflect any damage pertaining to the subject property. xx:xx:xx	Not Applicable	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: N.A Tape Source: Initial Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xxx   Tape Value: xxx Variance:    Variance %:    Comment: The Note signed on x/XX/xxxx reflects the property address as xxx  Tape Source: Initial   Tape Type:
Field: Trial Modification Agreement in file? Loan Value: Yes Tape Value: No Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "This loan failed the Pennsylvania license validation test. (PA HB 2179 Section 6111) The Pennsylvania HB 2179 requires non-exempt mortgage lenders engaged in the business of making mortgage loans to be licensed, effective November 5th, 2008. The Pennsylvania Mortgage Lender License and Pennsylvania Exemption Letter (Mortgage Act) are not available for loans with a closing date before November 5th, 2008. Additionally, the Pennsylvania First Mortgage Banker License, Pennsylvania Secondary Mortgage Loan License, Pennsylvania Unlicensed (Subordinate Lien), and Pennsylvania Exemption Letter are not available for loans with a closing date on or after January 1st, 2009. This loan failed the reimbursement amount validation"
																																																																																							* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan fails Charges That Cannot Increase Test: Initial LE dated 5/XX/2020 reflects Transfer Taxes at $4,599.00 and final CD dated 07/XX/2020 reflects Transfer Taxes at 9,198.00. This is increase of $4,599.00. However, increased fee ($4,599.00) paid by seller."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Loan closed with 42.005% of DTI.Per tape, seller defect shows use of rental income not supported. Further details not provided. Unable to rely on documents in file and unable to calculate ATR."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
29262221	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,830.54	08/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,442.92	3.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	Other	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	789	803	43.936%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2021 shows that the subject mortgage was originated on xx/XX/2019 with the lender MERS as nominee for xx which was recorded on xx/XX/2019.
The chain of the assignment has not been found.
No active judgments or liens have been found.
Taxes of 2020 have been paid in the amount of $2,717.32.	According to the payment history as of xx/XX/2021, the borrower is current with the loan and the last payment was received on xx/XX/2021 which was applied for xx/XX/2021 and the next due date for the payment is xx/XX/2021. The P&I is in the amount of $1,442.92 and PITI is in the amount of $2,151.91. The UPB reflected is in the amount of $xx.	xx:As per the review of the servicing comments, currently, the loan is in performing and the borrower is current with the loan and the last payment was received on xx/XX/2021 which was applied for xx/XX/2021 and the next due date for the payment is xx/XX/2021. The P&I is in the amount of $1,442.92 and PITI is in the amount of $2,151.91. The UPB reflected is in the amount of $xx.
The reason for default is unable to be determined.
No comments have been found regarding bankruptcy in the latest servicing comments.
No comments have been found regarding foreclosure in the latest servicing comments.
The subject property has been occupied by the owner. Recent servicing comments do not reflect any damage pertaining to the subject property. xx:xx:xx	Not Applicable	Field: Post-Close DTI per xxxx Loan Value: xx.xxx% Tape Value: xx.xxx% |---| -x.xxx% |----| -x.xxxxx% Comment: The total income of the borrower is $x,xxx.xx. The total liabilities are $x,xxx.xx. The post-close DTI is xx.xxx%. Tape Source: Initial Tape Type:	3: Curable	* LE/CD Issue date test Fail (Lvl 3) "This loan failed the initial closing disclosure delivery date test. Revised Closing Disclosure dated 7/XX/2019 is not signed by the borrower. Document tracker is also missing for this disclosure. The test fails because the initial closing disclosure delivery date is not less than three business days before the consummation date."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approve/eligible at 44%. Tape shows missing tax returns to validate BWR income. Unable to rely on docs in file and unable to calc ATR."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA APR test. The annual percentage rate (APR) is 4.341%. The disclosed APR of 4.083% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method. Subject loan is a purchase, originated on 7/XX/2019 and the SOL is 1 year."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan fails “TILA Finance Charge Test”. Finance charge disclosed on Final CD is $xx. Calculated Finance Charge is $xx. The test fails for an under disclosed amount of $9,690.00.  Reason for Finance Charge under disclosure is unknown as the Fee Itemization and the Compliance Findings are missing. Subject loan is a purchase, originated on 7/XX/2019 and the SOL is 1 year."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan type is Conventional. The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.936% as the Borrower income was $7,472.50 and total expenses are in the amount of $3,283.09 and the loan was underwritten by AUS/DU xx ) and its recommendation is “Approve/Eligible” with 43.94%."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
12812586	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,744.28	08/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,079.66	3.875%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	778	Not Applicable	49.640%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of latest updated title report dated xx/XX/2021 the subject mortgage was originated on xx/XX/2020 in favor of MERS as nominee for xx in the amount of $xx which was recorded on xx/XX/2020 under Instru# xx. The chain of assignment has been completed as the mortgage is currently with the current assignee xx

No active judgments or liens have been found against the name of borrower or subject property.
The annual xx for 2020 have been paid in the amount of $1,744.28.
No prior year delinquent taxes have been found.	As per review of latest payment history as of xx/XX/2021 the loan performing. The last payment was received on xx/XX/2021 in the total amount of $1,289.13 with the interest rate of 3.875% and P&I $1,079.66 for the due date of xx/XX/2021. The next due date is xx/XX/2021. The current UPB reflected is in the amount of $xx.	xx:As per review of latest payment history as of xx/XX/2021 the loan performing. The last payment was received on xx/XX/2021 in the total amount of $1,289.13 with the interest rate of 3.875% and P&I $1,079.66 for the due date of xx/XX/2021. The next due date is xx/XX/2021. The current UPB reflected is in the amount of $xx.

As per comment dated xx/XX/2020 the borrower has been impacted by Covid-19 and RFD is loss of job. Forbearance plan was approved which was begun from xx/XX/2020 till xx/XX/2020; However, as per comment dated xx/XX/2020 borrower requested to cancel the forbearance plan and made payment for month of August. No more details are available. At the time of loan origination borrower was working as “xx

The loan has not been modified since origination.
No evidences have been found regarding the current/prior foreclosure proceedings.
The subject property is owner occupied and no visible damages were reported.
As per PACER report borrower has not filed bankruptcy since loan origination. xx:xx:xx	Not Applicable	Notice of Servicing Transfer	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: NA. Tape Source: Initial Tape Type:
Field: Original Note Doc Date Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx Variance: -x (Days) Variance %: Comment: loan was originated on x/XX/xxxx. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the reimbursement amount validation test.
The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

This loan failed the closing or reimbursement date validation test.
The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "This loan failed the revised loan estimate delivery date test (prior to consummation) due to one of the following findings: (12 CFR §1026.19(e)(4)(ii))
The revised loan estimate delivery date is provided and the revised loan estimate method of delivery is marked as either:

"USPS First Class Mail" or "Electronic Delivery" or blank, and the revised loan estimate delivery date is less than seven business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or

"In Person" and the revised loan estimate delivery date is less than four business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or

The revised loan estimate receipt date is provided and the revised loan estimate receipt date is less than four business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or
The revised loan estimate delivery date is on or after the initial closing disclosure delivery date.

The creditor shall not provide a revised version of the disclosures required under §1026.19(e)(1)(i) on or after the date on which the creditor provides the disclosures required under §1026.19(f)(1)(i). The consumer must receive a revised version of the disclosures required under §1026.19(e)(1)(i) not later than four business days prior to consummation. If the revised version of the disclosures required §1026.19(e)(1)(i) is not provided to the consumer in person, the consumer is considered to have received such version three business days after the creditor delivers or places such version in the mail."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation due to a fee increase on CD dated 2/XX/2020.  LE dated 12/XX/2019 reflects a Origination Points at $3108.00, however, Revised CD dated 2/XX/2020 reflects the Origination Points at $3969.78.  This is a fee increase of $861.78 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees. ""
* Loan does not conform to program guidelines (Lvl 3)     "As per seller tape, Cash out refinance in forbearance is not eligible for delivery to FNMA. As per Final CD, there is cash out refinance in the amount of $xx."
																																																																																							* Notice of Servicing Transfer missing or unexecuted (Lvl 3) "Notice of Servicing Transfer disclosure is missing from the loan file."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.640% as the Borrower income was $4,647.22 and total expenses are in the amount of $2,306.89 and the loan was underwritten by AUS/DU (xx		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
10305353	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	Second	$0.00	$5,604.77	08/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,542.64	4.490%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	4 Family	xx	xx	Investor	Yes	Yes	Yes	713	Not Applicable	34.554%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the pro-title dated xx/XX/2021 reflects that the subject mortgage was originated on xx/XX/2020 with the lender MERS as nominee for xx Corporation in the amount of $xx, which was recorded on xx/XX/2020.
The chain of assignments has been completed. The current assignment is with the MERS as nominee for xx Corporation which was recorded on xx/XX/2020.
There is a senior ECB lien open against the borrower xx for the amount of $xx which was recorded on xx/XX/2015. This ECB lien is prior to the vesting deed.
The first installment combined taxes for the year 2022 have been paid and the second, third and fourth installment taxes are due on xx/XX/2021, xx/XX/2022, and xx/XX/2022 respectively in the amount of $1,404.67.
No prior years delinquent taxes have been found.	According to a review of the payment history as of xx/XX/2021, the borrower is current with the loan and the next due date for the regular payment is xx/XX/2021. The last payment was received on xx/XX/2021 total in the amount of PITI $4,483.50 which includes P&I $3,542.64 with the rate of interest of 4.490%, which was applied for the due date of 8/xx. The UPB reflected in the latest payment history is in the amount of $xx.	xx:According to the review of the servicing comments, the borrower is current with the loan and the next due date for the regular payment is xx/XX/2021. The last payment was received on xx/XX/2021 total in the amount of PITI $4,483.50 which includes P&I $3,542.64 with the rate of interest of 4.490%, which was applied for the due date of 8/xx. The UPB reflected in the latest payment history is in the amount of $xx.
As per the comment dated xx/XX/2020, the borrower's income was impacted due to the COVID-19. The borrower was approved for the disaster forbearance plan which was started from 4/xx to xx/XX/2020; however, the borrower requested to cancel the Covid-19 forbearance plan and the plan was canceled as per the borrower requested. No further details have been found. As per the final application, the borrower is self-employed in xx and xx as a xx from 108 months.
No foreclosure activity has been found.
No evidence related to occupancy and the current condition of the subject property has been found in the available months of servicing comments. No damage pertaining to the subject property has been found. xx:xx:xx	Not Applicable	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: NA. Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: The original loan amount is $xx. The appraised value of the property is $xx. The calculated LTV/CLTV is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: The original loan amount is $xx. The appraised value of the property is $xx. The calculated LTV is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Ths post close DTI per xxxx is xx.xxx%.   Tape Source: Initial   Tape Type:
																																																																																				Field: Subject Property Type Loan Value: x Family Tape Value: x Family Variance: Variance %: Comment: As per the appraisal report available at xxxxxxxxxx PG# xx, the Subject Property Type is x Family. Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "As per seller tape issue, this Cash Out refinance is in forbearance & is not eligible for delivery to FNMA."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
17336049	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$1,879.71	$7,501.29	08/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$792.42	5.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	Other	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	781	Not Applicable	38.678%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the pro-title dated xx/XX/2021 reflects that the subject mortgage was originated on xx/XX/2018 with the lender MERS as nominee for xx in the amount of $xx, which was recorded on xx/XX/2018.
No assignment has been found. The current assignment is with the lender MERS as nominee for xx
 There are two state tax liens open against the xx filed by the  xx for the total amount of $xx which were recorded on xx/XX/2009 and xx/XX/2012 respectively.
There is an active senior civil judgment against the borrower xx filed by xx   for the amount of $4,896.10 which was recorded on xx/XX/2016.
The first and second installment town taxes have been paid for the amount of $3,741.80 and the fourth installment taxes are due on xx/XX/2021 in the amount of $1,879.71.
Third installment town taxes of 2021 are past due xx on xx/XX/2021 for the amount of $1,879.71 and they were good through on xx/XX/2021.
Annual utility taxes of 2021 have been paid for the amount of $21.45.
The first, second, and fourth installment town taxes of 2021-22 are due on xx/XX/2021, xx/XX/2022, and xx/XX/2022.	According to a review of the payment history as of xx/XX/2021, the borrower is performing with the loan and the next due date for the regular payment is xx/XX/2021. The last payment was received on xx/XX/2021 total in the amount of PITI $1,597.50 which includes P&I $792.42 with the rate of interest of 5.125%, which was applied for the due date of 8/xx. The UPB reflected in the latest payment history is in the amount of $xx.	xx:According to the review of the servicing comments, the borrower is performing with the loan and the next due date for the regular payment is xx/XX/2021. The last payment was received on xx/XX/2021 total in the amount of PITI $1,597.50 which includes P&I $792.42 with the rate of interest of 5.125%, which was applied for the due date of 8/xx. The UPB reflected in the latest payment history is in the amount of $xx.
The borrower is performing with the loan. Hence, no reason for default.
No modification, forbearance details are available in recent collections comments.
No foreclosure activity has been found.
No evidence related to occupancy and the current condition of the subject property has been found in the available months of servicing comments. No damage pertaining to the subject property has been found.
As per the final application, the borrower is working in County of xx's Office as a xx from 43 months. xx:xx:xx	Not Applicable	Appraisal (Incomplete)	Field: Original CLTV Ratio Percent Loan Value: xxx.xxx% Tape Value: xx.xxx% |---| xx.xxx% |----| xx.xxxxx% Comment: A per Appraisal report , Sales price is $xx and loan amount is $xx. However , calculated CLTV/LTV is xxx.xxx%. Tape Source: Initial Tape Type:
Field: Original Note Doc Date   Loan Value: x/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: -xx (Days)   Variance %:    Comment: As per Note document note date is x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx.xxx%   Tape Value: xx.xxx%   Variance: xx.xxx%   Variance %: xx.xxxxx%   Comment: A per Appraisal report , Sales price is $xx and loan amount is $xx. However , calculated CLTV/LTV is xxx.xxx%.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: -x.xxx% Variance %: -x.xxxxx% Comment: As per Final xxxx Borrowers monthly income is $x,xxx.xx and his monthly debt is $x,xxx.xx. However, calculated DTI is xx.xxx%. Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "As per Appraisal report (xx) subject property is subject to complete. Required Completion report (1004D) is missing from loan file."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "This loan failed the reimbursement amount validation test.
The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.
This loan failed the closing or reimbursement date validation test.
The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing /
settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "This loan failed the prohibited fees test. Due to following Fees,

Administration Fee paid by Borrower: $500.00
Homestyle Consultant Fee paid by Borrower: $700.00
Homestyle REPAIRS AND PERMITS paid by Borrower: $1,100.00
Title - Homestyle Title Updates paid by Borrower: $95.00"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation in Charges that Cannot Increase test due to increase of fee in Initial CD  dated 9/XX/2018. Initial LE dated 8/XX/2018 reflects Appraisal Re-Inspection Fee at $1,000.00. However, Initial CD  dated 9/XX/2018 reflects Appraisal Re-Inspection Fee at $1,250.00.. This is fee increase of $250.00 for 0% tolerance test fee."
																																																																																							* LTV or CLTV exceeds 104% (Lvl 3) "As per final CD, the sales price is $xx which is less than the original loan amount of $xx. Hence LTV/CLTV is greater than 100%."			Moderate	Pass	Pass	Pass	Pass	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
88716665	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,023.42	08/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,989.92	2.875%	352	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	25.157%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the pro-title dated xx/XX/2021 reflects that the subject mortgage was originated on xx/XX/2021 with the lender MERS as nominee for xx in the amount of $xx, which was recorded on xx/XX/2021.
No assignment has been found. The current assignment is with the lender MERS as nominee for xx
No active liens and judgments have been found against the borrower and the property.
Annual combined taxes for the year 2020-21 have been paid in the amount of $7,023.42.
No prior years delinquent taxes have been found.	According to a review of the payment history as of xx/XX/2021, the borrower is performing with the loan and the next due date for the regular payment is xx/XX/2021. The last payment was received on xx/XX/2021 total in the amount of PITI $2,627.28 which includes P&I $1,989.92 with the rate of interest of 2.875%, which was applied for the due date of 8/xx. The UPB reflected in the latest payment history is in the amount of $xx.	xx:According to the review of the servicing comments, the borrower is performing with the loan and the next due date for the regular payment is xx/XX/2021. The last payment was received on xx/XX/2021 total in the amount of PITI $2,627.28 which includes P&I $1,989.92 with the rate of interest of 2.875%, which was applied for the due date of 8/xx. The UPB reflected in the latest payment history is in the amount of $xx.
The borrower is performing with the loan. Hence, no reason for default.
No modification, forbearance details are available in recent collections comments.
No foreclosure activity has been found.
No evidence related to occupancy and the current condition of the subject property has been found in the available months of servicing comments. No damage pertaining to the subject property has been found.
As per the final application, the borrower is working in xx as an xx from 120 months. xx:xx:xx	Not Applicable	Credit Report Hazard Insurance Missing or error on the Rate Lock Origination Appraisal Transmittal (1008)	Field: Borrower #x Last Name Loan Value: xx Tape Value: xx |---| |----| Comment: Note document reflects Borrower #x last name as xx. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Does lender G/L require MI is not applicable.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: "Collateral Value used for Underwriting: $xx. Loan Amount: $xx. CLTV =xx.xx%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -x (Days)   Variance %:    Comment: Note documents reflects Note date as x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: "Collateral Value used for Underwriting: $xx. Loan Amount: $xx. LTV =xx.xx%.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: -x.xxx% Variance %: -x.xxxxx% Comment: As per xxxx Application report, the total monthly income is $xx and total monthly expenses are $x,xxx.xx. However, DTI is xx.xxx%. Tape Source: Initial Tape Type:	3: Curable	* Intent to Proceed Missing (Lvl 3) "Intent to Proceed is missing from the loan documents."
* Missing Appraisal (Lvl 3)     "Appraisal report at the time of loan origination is missing from the loan file."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock Agreement is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 3)     "Hazard Insurance is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "Home loan Toolkit disclosure is missing from the loan file."
* Transmittal (1008) is Missing (Lvl 3) "The 1008/Transmittal document is missing from the loan file."	* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TILA finance charge test due to The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate because it is understated by more than $100.

Subject loan is a refinance, originated on 3/XX/2021 and the SOL is 3 years."
																																																																																								* Missing credit report (Lvl 2) "Credit report is missing in loan file."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
18451410	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,465.38	08/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$686.73	3.750%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	705	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2020 and was recorded on xx/XX/2020, in the amount of $xx, with MERS as nominee for xx

The chain of assignment has been completed; currently, the assignment is with the MERS as nominee for xx

No active judgments or liens have been found against the borrower.
1st, 2nd and 3rd installment county taxes of 2020 have been paid on xx/XX/2020, xx/XX/2021 and xx/XX/2021 in the combined amount of $2,465.38.	According to the payment history as of xx/XX/2021, the borrower is performing with the loan. The last payment was received on xx/XX/2021 which was applied for the due date of xx/XX/2021 and the next due date for payment is xx/XX/2021. The P&I is in the amount of $686.73 and PITI is in the amount of $933.59. The UPB reflected as per the payment history is in the amount of $xx.	xx:As per the comment history, the borrower is performing with the loan.
According to the payment history as of xx/XX/2021, the borrower is performing with the loan. The last payment was received on xx/XX/2021 which was applied for the due date of xx/XX/2021 and the next due date for payment is xx/XX/2021. The P&I is in the amount of $686.73 and PITI is in the amount of $933.59. The UPB reflected as per the payment history is in the amount of $xx.
The reason for default is unable to be determined from the latest servicing comments.
No comment has been found stating that borrower’s income is impacted due to Covid-19.
No evidence has been found regarding damage or repairs in the latest servicing comments.
Currently, the borrower is working at the xx as a Production from 6.0 years. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock Origination Appraisal	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: "Collateral Value used for Underwriting: $xx. Loan Amount: $xx. LTV is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -x (Days)   Variance %:    Comment: Note document reflects Note date as x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: "Collateral Value used for Underwriting: $xx. Loan Amount: $xx. LTV is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx Loan Value: Unavailable Tape Value: xx.xxx% Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed Written List of Service Providers Disclosure Date Test. Originator received application on 11/XX/2019, however SSPL Document Date is 12/XX/2019 which is more than 3 Business days from 11/XX/2019."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan fails Compliance Ease delivery and timing test for Initial Closing Disclosure dated 2/XX/2020. Document tracker is missing and 3 business days were added to get receipt date 2/XX/2020 which is less than 3 business day before Consummation date 02/XX/2020."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation in Charges that Cannot Increase test due to increase of fee in Post-consummation CD dated 3/XX/2020. Initial LE dated 11/XX/2019 reflects Points - Loan Discount Fee at $597.00. However, Post-consummation CD dated 3/XX/2020 reflects Points - Loan Discount Fee at $2,710.65. This is fee increase of $2,113.65 for 0% tolerance test fee. Valid COC for the increase in fee amount is missing in the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate Lock Agreement is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Loan Approved at 36.39% DTI. Borrower was not employed at Closing. Unable to rely on documents in file and unable to calculate ATR."
																																																																																								* Missing Appraisal (Lvl 2) "Appraisal report is missing from the loan file."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
83893867	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,271.92	07/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$445.04	3.125%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	792	Not Applicable	15.114%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2020 with Lender, xx in the amount of $xx which was recorded on xx/XX/2021.
No assignment of mortgage has been found.
No active judgments or liens have been found.
Property taxes of 2020 have been paid on xx/XX/2021.
No delinquent taxes were found.	As per payment history as of xx/XX/2021, the borrower is current with loan payments. The next due date is xx/XX/2021 and the last payment was received on xx/XX/2021 in the amount of $690.71 which was applied for the due date of xx/XX/2021. The UPB reflected in the payment history is $xx.	xx:According to servicing comments as of xx/XX/2021, the loan is performing. As per payment history as of xx/XX/2021, the borrower is current with loan payments. The next due date is xx/XX/2021 and the last payment was received on xx/XX/2021 in the amount of $690.71 which was applied for the due date of xx/XX/2021. The UPB reflected in the payment history is $xx.
No foreclosure action was found in the collection comments.
No damage or repair related information has been found.
No evidence of bankruptcy has been found. xx:xx:xx	Not Applicable	Initial Escrow Acct Disclosure Missing or error on the Rate Lock	Field: Original CLTV Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| -x.xxx% |----| -x.xxxxx% Comment: Collateral Value used for Underwriting: $xx. Amount of Secondary Lien(s): $x,xx. Loan Amount: $xx. CLTV = xx.xxx%. Tape Source: Initial Tape Type:
Field: Original Note Doc Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: -x (Days)   Variance %:    Comment: The Note reflects the Original Note Doc Date as xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. LTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: x.xxx% Variance %: x.xxxxx% Comment: The borrower's monthly income is $x,xxx.xx after Subject loan the Proposed amount $xxx.xx and Total Non-housing Payments is $xx.xx. hence, the Calculated DTI Ratio is xx.xxx%. Tape Source: Initial Tape Type:	3: Curable	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial Escrow Account Disclosure is not signed by borrower."
* Intent to Proceed Missing  (Lvl 3)     "Intent to Proceed missing from the loan file."
* Loan does not conform to program guidelines (Lvl 3)     "Seller Tape Reflects the issue Lender used (xx Exterior Only Appraisal Fannie Mae Form 2055."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by borrower is missing from the loan file."			Minimal	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
82650863	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,746.66	08/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,052.89	4.000%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	713	701	57.692%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2020 with Lender, xx. in the amount of $xx which was recorded xx/XX/2020.
No assignment of mortgage has been found.
There are multiple state tax liens against ‘xx’. However, SSN# on the copy of liens does not match with borrower, xx SSN#. State tax liens are in the total amount of $xx.
There are multiple civil judgments entered against ‘xx’. However, SSN# and DOB on the copy of judgments does not match with borrower, xx SSN#. Judgments are in the total amount of $9519.38.
 There is one civil judgment entered against xx on xx/XX/2011 in the amount of $xx by plaintiff xx. The judgment copy does not contain SSN# to validate whether judgment is against the borrower or not.
Property taxes of 2020 are paid xx/XX/2021 in the amount of $3373.32.
No delinquent taxes were found.	As per payment history as of xx/XX/2021, the borrower is current with loan payments. The next due date is xx/XX/2021 and the last payment was received xx/XX/2021 in the amount $2,903.44 which was applied for the due date of xx/XX/2021. The UPB reflected in the payment history is $xx.	xx:
According to servicing comments as of xx/XX/2021, the loan is performing.  As per payment history as of xx/XX/2021, the borrower is current with loan payments. The next due date is xx/XX/2021 and the last payment was received xx/XX/2021 in the amount $2,903.44 which was applied for the due date of xx/XX/2021. The UPB reflected in the payment history is $xx.
No foreclosure action was found in the collection comments.
No damage or repair related information was found.
No evidence of bankruptcy was found. xx:xx:xx	Not Applicable	Missing Dicsloures Missing or error on the Rate Lock	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: NA. Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Collateral Value used f or Underwriting: $xx. Amount of Secondary Lien(s): $x.xx. Loan Amount: $xx. CLTV =xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xx (Days)   Variance %:    Comment: The Note reflects the Original Note Doc Date as xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. LTV =xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: The borrowers and co-borrowers monthly income are $xxxxx.xx after Subject loan the Proposed amount $x,xxx.xx and Total Non-housing Payments is $x,xxx.xx hence, the Calculated DTI Ratio is xx.xxx %   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xxx Tape Source: Initial Tape Type:	3: Curable	* DSCR is less than 1.00 (Lvl 3) "Net Operating Income ($4,848.40) and Total Annual operating expenses are $4,847.40. Debt Service cover ratio (DSCR)= -0.16 ."
* Loan does not conform to program guidelines (Lvl 3)     "Seller Tape reflects the issue where Product Guidelines not meet for a Refinance Loan."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate Lock agreement is missing in the loan documents."
																																																																																							* Missing Required Disclosures (Lvl 3) "Operating Income Statement is missing in the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
18914941	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$13,485.86	08/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,485.50	3.125%	180	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	789	Not Applicable	31.317%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2019 with Lender, xx in the amount of $xx which was recorded xx/XX/2019.
No assignment of mortgage has been found.
There is a hospital lien against borrower, xx Amount is not mentioned.
There is a state tax lien against borrower, xx in the amount of $330.00 which was recorded on xx/XX/2018.
Property taxes of 2020 are paid xx/XX/2020 in the amount of $xx.
No delinquent taxes were found.	As per payment history as of xx/XX/2021, the borrower is current with loan payments. The next due date is xx/XX/2021 and the last payment was received xx/XX/2021 in the amount $2485.50 which was applied for the due date of xx/XX/2021. The UPB reflected in the payment history is $xx.	xx:
According to servicing comments as of xx/XX/2021, the loan is performing.  As per payment history as of xx/XX/2021, the borrower is current with loan payments. The next due date is xx/XX/2021 and the last payment was received xx/XX/2021 in the amount $2485.50 which was applied for the due date of xx/XX/2021. The UPB reflected in the payment history is $xx.
No foreclosure action was found in the collection comments.
No damage or repair related information was found.
No evidence of bankruptcy was found. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Borrower Last Name Loan Value: xxTape Value: xx |---| |----| Comment: The Note dated xx/XX/xxxx and signed at closing, reflects the Borrower First Name asxx Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: MI is not required.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. CLTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: -x (Days)   Variance %:    Comment: The Note reflects the Original Note Doc Date as xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. CLTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: The Final xxxx Application reflect Post-Close DTI as xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Lower rate or term   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: As per Final CD purpose of refinance is Lower rate or term.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-x Loan Value: Refinance Tape Value: Cash Out Variance: Variance %: Comment: As per Final CD purpose of refinance is Lower rate or term. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Seller Tape reflects following issue " product guideline not met, Full appraisal was required, PIW was used. "
The Subject property is located at Texas, state. Required Full Appraisal report (1004) is missing from loan file. However, PIW is used located at xx xx
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate Lock agreement is missing from loan file."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
52386978	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$364.81	07/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$501.75	3.250%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	687	658	47.162%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2020 with Lender, xx Corporation. in the amount of $xx which was recorded xx/XX/2020.
No assignment of mortgage has been found.
No active judgments or liens have been found.
Property taxes of 2021 are due on xx/XX/2021 in the amount of $364.81
No delinquent taxes were found.	As per payment history as of xx/XX/2021, the borrower is current with loan payments. The next due date is xx/XX/2021 and the last payment was received xx/XX/2021 in the amount $673.14 which was applied for the due date of xx/XX/2021. The UPB reflected in the payment history is $xx.	xx:According to servicing comments as of xx/XX/2021, the loan is performing. As per payment history as of xx/XX/2021, the borrower is current with loan payments. The next due date is xx/XX/2021 and the last payment was received xx/XX/2021 in the amount $673.14 which was applied for the due date of xx/XX/2021. The UPB reflected in the payment history is $xx.
No foreclosure action was found in the collection comments.
No damage or repair related information was found.
No evidence of bankruptcy was found. xx:xx:xx	Not Applicable	Initial Escrow Acct Disclosure	Field: Borrower #x Last Name Loan Value: Chapman-Stanford Tape Value: Stanford |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Borrower #x Middle Name   Loan Value: K   Tape Value: Chapman   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Collateral Value used f or Underwriting: $xx. Amount of Secondary Lien(s): $x.xx. Loan Amount: $xx. CLTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: -x (Days)   Variance %:    Comment: The Note reflects the Original Note Doc Date as xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. LTV =xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: x.xxx% Variance %: x.xxxxx% Comment: The borrowers monthly income is $x,xxx.xx after Subject loan the Proposed amount $xxx.xx and Total Non-housing Payments is $x,xxx.xx hence, the Calculated DTI Ratio is xx.xxx% Tape Source: Initial Tape Type:	3: Curable	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial Escrow account disclosure statement is available in the loan file but not signed by borrower."
* Loan does not conform to program guidelines (Lvl 3) "Seller Tape reflects the issue in which exterior only appraisal is mentioned in the loan documents due to which product guidelines does not meet the requirement of the loan."	* ComplianceEase TILA Test Failed (Lvl 2) "The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate because it is understated by more than $100.

Subject loan is a refinance, originated on 11/XX/2020 and the SOL is 3 years."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan has a qualified mortgage DTI of 47.162%, the borrower's Income is $4,331.60 and the total expenses are in the amount of $2,042.89. The loan was underwritten by AUS/Lxx ) and its recommendation is "Accept/Eligible" with a DTI of 47.162%."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
66389653	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,942.64	08/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,699.50	2.625%	180	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	712	Not Applicable	10.705%	First	Short Form Policy	Not Applicable	$130,000.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2020 with Lender, xx. in the amount of $xx which was recorded xx/XX/2020. No assignment of mortgage has been found. There is a junior mortgage in the amount of $xx which was recorded xx/XX/2020. This mortgage is subordinated with subject mortgage through subordination agreement dated xx/XX/2020 and recorded on xx/XX/2020. No active judgments or liens have been found. Property taxes of 2021 are due on xx/XX/2021 in the amount of $3942.64. No delinquent taxes were found.	According to the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment was received on xx/XX/2021, the applied date was xx/XX/2021 and the next due date for payment is xx/XX/2021.The P&I is in the amount of $2,699.50 and PITI is in the amount of $3,663.01. The UPB reflected as per the payment history is in the amount of $xx.	xx:According to servicing comments as of xx/XX/2021, the loan is performing. As per payment history as of xx/XX/2021, the borrower is current with loan payments. The next due date is xx/XX/2021 and the last payment was xx/XX/2021 in the amount $3,663.01 which was applied for the due date of xx/XX/2021. The UPB reflected in the payment history is $xx. No foreclosure action was found in the collection comments. No damage or repair related information was found. No evidence of bankruptcy was found. xx:xx:xx	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: xx.xxx%   Variance %: xx.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Amount of Secondary Lien: $xx. Loan Amount: $xx. CLTV =xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: -xx (Days)   Variance %:    Comment: The Appraisal reflects the date effective date as xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. LTV =xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: x.xxx% Variance %: x.xxxxx% Comment: Total Original PITIA for Debt Ratios: (Real Estate Taxes $xxx.xx + Hazard Insurance $xxx.xx + Flood Insurance $xx.xx + MI $xx.xx + HOA Dues $xx.xx + Second Mortgage P&I $xx.xx ) equals $x,xxx.xx. Total Monthly Income $xx. DTI reflect xx.xxx%. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Per AUS, Loan eligible for Appraisal Wavier/PIW. However, Appraisal wavier/PIW is missing from loan documents."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "TRID Violation in Charges That Cannot Increase More Than 10% Test. Comparable fee amount for Charges that cannot increase more than 10% in Initial Loan Estimate Dated on 7/XX/2020 is $1,035 and on Final Closing Disclosure Dated on 11/XX/2020 Fee amount is $1,240.00. Fee amount exceeds by $205.00."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% Tolerance test. Initial LE dated 7/XX/2020 does not reflect Points - Loan Discount Fee. Final CD dated 11/XX/2020 reflects the addition of Points - Loan Discount Fee at $1,484.81. This is an increase of $1,484.81 for charges that cannot increase 0% test. However, COC for the addition of Points - Loan Discount Fee is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Appraisal is missing from the loan file. However PIW is also not available."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "A copy of Rate of Lock Agreement is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
59602647	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,166.59	08/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$552.62	3.625%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Investor	Yes	Yes	No	772	700	29.070%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2020 with lender MERS as nominee for xx and recorded on xx/XX/2020 for the amount of $xx.
The chain of assignment has not been completed. No latest assignment has been found.
There are no active liens and judgments found against the borrower.
Taxes for the year 2020 are paid in the amount of $6166.59. No prior year tax delinquency has been found.	According to the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment was received on xx/XX/2021, the applied date was xx/XX/2021 and the next due date for payment is xx/XX/2021.The P&I is in the amount of $552.62 and PITI is in the amount of $1,192.28. The UPB reflected as per the payment history is in the amount of $xx.	xx:The current status of the loan is performing. According to the payment history as of dated xx/XX/2021, the borrower is regular with the payment and the next due date is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $1192.28xx. The monthly P&I is in the amount of $552.62 with an interest rate of 3.625%. The current UPB is reflected in PH for the amount of $xx.
No comments have been found regarding the foreclosure and bankruptcy. The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. Also, no comments have been found regarding the income impacted due to covid-19. xx:xx:xx	Not Applicable	Appraisal (Incomplete) Hazard Insurance	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: No discrepancies,Lender doesn't require Mortgage Insurance Certificate. Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Amount of Secondary Lien(s): $x. Loan Amount: $xx CLTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: -xx (Days)   Variance %:    Comment: As per Tape data ,Note Date is xx/XX/xxxx .However, Note documents reflects as xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx LTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: -xx.xxx% Variance %: -xx.xxxxx% Comment: As per Tape data ,Post Close DTI is xx.xxx%.However Final Application documents reflects as xx.xxx%. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Appraisal is not required. However,the PIW is missing from loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Loan was underwritten by AUS/DU and recommended with 'Approve/Eligible' with 30% DTI is located at (locator-0122657323_PG#51). However,the Seller tape data reflects, Roundpoint investment loan with DU issues."
																																																																																							* Missing proof of hazard insurance (Lvl 3) "Hazard Insurance is missing from loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
61754284	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,729.01	07/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,399.10	2.250%	360	xx	xx	VA	Fixed	Refinance	xx	xx	Streamline Refinance	Yes	xx	xx	25.000%	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	792	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2020 in the favor of MERS as nominee for xx.
Chain of assignment has been completed. Currently, the mortgage is with MERS as nominee for xx which was recorded xx/XX/2020.
No active judgments or liens have been found.
1st, 2nd, 3rd and 4th installment county taxes of 2022 have been due in the amount of $4759.01.
No prior year delinquent taxes have been found.	As per the review of the payment history, the loan has been current with the loan and the next payment is due for xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $1,838.82 which was applied for xx/XX/2021. The current P&I is $1,399.10 and PITI is $1,838.82. The UPB is $xx.	xx:The present status of the loan is in performing and the next payment is due for xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $1,838.82 which was applied for xx/XX/2021. No foreclosure and bankruptcy have been found. The RFD is unable to be determined. No comments have been found stating the borrower’s income was impacted by Covid.
The borrower xx has been working at xx	Not Applicable	Missing or error on the Rate Lock	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: N.A. Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Amount of Secondary Lien(s): $x.xx. Loan Amount: $xx. CLTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: x/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: -xx (Days)   Variance %:    Comment: The Note reflects the Original Note Doc Date as x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. LTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xxxx Tape Value: xxxx Variance: Variance %: Comment: The Note signed on x/XX/xxxx reflects the property address as xxxx Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Seller Tape reflects following issue; Seasoning Not Met."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "A Rate Lock Agreement disclosure is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
17058554	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,073.92	08/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,877.65	2.250%	360	xx	xx	VA	Fixed	Refinance	xx	xx	Streamline Refinance	Yes	xx	xx	25.000%	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	744	792	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2020 in the favor of MERS as nominee for xx
Chain of assignment has been completed. Currently, the mortgage is with MERS as nominee for xx  which was recorded xx/XX/2021.
No active judgments or liens have been found.
1st and 2nd installment county taxes of 2021 have been due in the amount of $5073.92.
No prior year delinquent taxes have been found.	As per the review of the payment history, the loan has been current with the loan and the next payment is due for xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $2,397.02 which was applied for xx/XX/2021. The current P&I is $1,877.65 and PITI is $2,397.02. The UPB is $xx	xx:The present status of the loan is in performing and the next payment is due for xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $2,397.02 which was applied for xx/XX/2021. No foreclosure and bankruptcy have been found. The RFD is unable to be determined. No comments have been found stating the borrower’s income was impacted by Covid.
The borrower xx has been working at xx. xx:xx:xx	Not Applicable	Initial Escrow Acct Disclosure	Field: Borrower #x Middle Name Loan Value: xxTape Value: xx |---| |----| Comment: The Note dated xx/XX/xxxx and signed at closing, reflects the Borrower's Middle Name as xx Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Amount of Secondary Lien:$xx.xxx. Loan Amount: $xx. CLTV =xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -x (Days)   Variance %:    Comment: Note document in loan file reflects note date as xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: x.xxx% Variance %: x.xxxxx% Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. LTV =xx.xxx%. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase 0% Tolerance test. Initial LE dated 07/XX/2020 reflects Points - Loan Discount Fee at $2,261.00. However, Final CD dated 09/XX/2020 reflects the Points - Loan Discount Fee at $2,274.32. This is an increase of $13.32 for charges that cannot increase 0% tolerance test. Valid COC for the increase of Points - Loan Discount Fee is missing from loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial Escrow Account Disclosure is not signed by borrower."
* Intent to Proceed Missing  (Lvl 3)     "Intent To proceed is missing from the loan documents."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "As per the seller tape issue, VA IRRRL seasoning is not met. In order to qualify for a VA IRRRL, a VA loan must be seasoned for at least 210 days and you must have made your mortgage payment for at least 6 consecutive months."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
74744155	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$431.64	08/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,100.84	2.500%	360	xx	xx	VA	Fixed	Refinance	xx	xx	Streamline Refinance	Yes	xx	xx	25.000%	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	709	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2020 in the favor of MERS as nominee for xx
Chain of assignment has been completed. Currently, the mortgage is with MERS as nominee for xx . which was recorded xx/XX/2020.
No active judgments or liens have been found.
Annual taxes of 2020 have been paid in the amount of $431.64.
No prior year delinquent taxes have been found.	As per the review of the payment history, the loan has been current with the loan and the next payment is due for xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $1,314.63 which was applied for xx/XX/2021. The current P&I is $1,100.84 and PITI is $1,314.63. The UPB is $xx	xx:The present status of the loan is in performing and the next payment is due for xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $1,314.63 which was applied for xx/XX/2021. No foreclosure and bankruptcy have been found. The RFD is unable to be determined. No comments have been found stating the borrower’s income was impacted by Covid.
The working details of the borrower xx have not been mentioned. xx:xx:xx	Not Applicable	Initial Escrow Acct Disclosure Missing or error on the Rate Lock	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: NA. Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral Value used f or Underwriting: $xx. Amount of Secondary Lien(s): $x.xx. Loan Amount: $xx. CLTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: x/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: -xx (Days)   Variance %:    Comment: The Note reflects the Original Note Doc Date as xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: x.xxx% Variance %: x.xxxxx% Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. LTV =xx.xxx%. Tape Source: Initial Tape Type:	3: Curable	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial Escrow Account Disclosure is not signed in the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Seller Tape Reflects Following Issue,"Seasoning Not Met"."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate Lock Agreement is missing in the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
76197560	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,120.00	07/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,506.53	2.250%	360	xx	xx	VA	Fixed	Refinance	xx	xx	Streamline Refinance	Yes	xx	xx	25.000%	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	Not Applicable	xx	Primary	Yes	Yes	No	741	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2021 in the favor of MERS as nominee for xx
Chain of assignment has been completed. Currently, the mortgage is with MERS as nominee for xx  which was recorded xx/XX/2021.
No active judgments or liens have been found.
1st and 2nd installment taxes of 2020 have been paid in the amount of $1004.05.
1st and 2nd installment taxes of 2021 have been due in the amount of $1120.
No prior year delinquent taxes have been found.	As per the review of the payment history, the loan has been current with the loan and the next payment is due for xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $1,614.75 which was applied for xx/XX/2021. The current P&I is $1,506.53 and PITI is $1,614.75. The UPB is $xx	xx:The present status of the loan is in performing and the next payment is due for xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $1,614.75 which was applied for xx/XX/2021. No foreclosure and bankruptcy have been found. The RFD is unable to be determined. No comments have been found stating the borrower’s income was impacted by Covid.
The working details of the borrower xx have not been mentioned. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: N.A Tape Source: Initial Tape Type:
Field: Original Note Doc Date Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx Variance: -x (Days) Variance %: Comment: Note document reflects Note date as x/XX/xxxx. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan fails Compliance Ease delivery and timing test for Initial Closing Disclosure dated 1/XX/2021. Document tracker is missing and 3 business days were added to get receipt date 1/XX/2021 and the Consummation date 1/XX/2021."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation due to decrease in Lender Credit on Final Closing Disclosure dated 1/XX/2021. Revised CD dated 1/XX/2021 reflects Lender Credit at $4,184.08, However, Final CD dated 1/XX/2021 reflects Lender Credit at $3,197.91. This is decrease of $986.17 for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Sellers tape reflects the following issue, In VA IRRRL streamline refinance loans, there should WAITING period or GAP between of 210 days. First payment date of Existing mortgage which is getting paid off and between Closing of our new Subject loans. In this loan the waiting period is not satisfied"
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan file."	* ComplianceEase TILA Test Failed (Lvl 2) "Loan Failed TILA Finance charge Test due to Finance Charge disclosed on Final CD dated 1/XX/2021 as $xx. Calculated Finance Charge $ $xx for an under disclosed amount of -$495.95. Reason for Finance Charge under disclosure is due to Sub-Escrow Fee paid by Borrower in the amount of $497.38.

																																																																																								Subject loan is a refinance, originated on 1/XX/2021 and the SOL is 3 years."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
18886420	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$3,131.36	$8,599.30	08/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,674.74	3.250%	360	xx	xx	VA	Fixed	Refinance	xx	xx	Streamline Refinance	Yes	xx	xx	25.000%	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	727	727	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2019 in the favor of MERS as nominee for xx
Chain of assignment has been completed. Currently, the mortgage is with MERS as nominee for xx which was recorded xx/XX/2019.
No active judgments or liens have been found. xx # xx 1st and 2nd installment taxes of 2020 have been paid in the amount of $5680.28.
2nd installment taxes of 2019 have been delinquent in the amount of $1835.85.
Annual taxes of 2018 have been delinquent in the amount of $1295.51. xx # xx 1st and 2nd installment taxes of 2020 have been paid in the amount of $2919.02.
No prior year delinquent taxes have been found.	As per the review of the payment history, the loan has been current with the loan and the next payment is due for xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $2,338.09 which was applied for xx/XX/2021. The current P&I is $1,674.74 and PITI is $2,338.09. The UPB is $xx	xx:The present status of the loan is in performing and the next payment is due for xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $2,338.09 which was applied for xx/XX/2021. No foreclosure and bankruptcy have been found. The RFD is unable to be determined. No comments have been found stating the borrower’s income was impacted by Covid.
The working details of the borrower xx have not been mentioned. xx:xx:xx	Not Applicable	Initial Escrow Acct Disclosure	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: NA. Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral Value used f or Underwriting: $xx. Amount of Secondary Lien(s): $x.xx. Loan Amount: $xx. CLTV =xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: -x (Days)   Variance %:    Comment: The Note reflects the Original Note Doc Date as xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: x.xxx% Variance %: x.xxxxx% Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. LTV =xx.xxx%. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase test. Initial LE dated 09/XX/2019 does not reflects Transfer Taxes Fees . However, Final CD dated 10/XX/2019 reflects Transfer Taxes Fees at $225.00. This is an increase of $225.00 for charges that cannot increase. Valid COC is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial Escrow Disclosure is not signed by the borrower in the loan documents."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "As per seller tape issue, VA seasoning is not met. In order to qualify for a VA IRRRL, a VA loan must be seasoned for at 210 days and you must have made your mortgage payment for at least 6 consecutive months"			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
12900089	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,098.64	07/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,614.04	2.250%	360	xx	xx	VA	Fixed	Refinance	xx	xx	Streamline Refinance	Yes	xx	xx	25.000%	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	801	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the Updated title report dated xx/XX/2021 reflects that the subject mortgage was originated on xx/XX/2020 with the lender MERS as nominee for MERS as nominee for xx in the amount of $xx, which was recorded on xx/XX/2020 Instrument# | Book/Page# xx.
The chain of the assignment has been completed.
No active liens and judgments have been found against the borrower and the property.
County 1st half taxes for the year of 2021 have been paid on xx/XX/2020 in the amount of $2049.32.
County 2nd half taxes for the year of 2021 have been paid on xx/XX/2021 in the amount of $2049.32.
No prior year’s delinquent taxes have been found.	According to a review of the payment history as of xx/XX/2021, the borrower is currently performing with the loan and the next due date for the regular payment is xx/XX/2021. The last payment was received on xx/XX/2021 total in the amount of PITI $2,009.03 which includes P&I $1,614.04 with the rate of interest 2.250%, which was applied for the due date of xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.	xx:According to the review of the servicing comments, the status of loan is currently performing. As per the payment history as of xx/XX/2021, the borrower is currently performing with the loan and the next due date for the regular payment is xx/XX/2021. The last payment was received on xx/XX/2021 total in the amount of PITI $2,009.03 which includes P&I $1,614.04 with the rate of interest 2.250%, which was applied for the due date of xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.
No comment has been found regarding reason for default.
Employment details are not mentioned in URLA.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No damage pertaining to the subject property has been found. xx:xx:xx	Not Applicable	Initial Escrow Acct Disclosure Missing or error on the Rate Lock	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Original Note Doc Date Loan Value: xx/XX/xxxx Tape Value: xx/XX/xxxx Variance: -x (Days) Variance %: Comment: Original Note Reflects Original Note Doc Date as xx/XX/xxxx. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan fails Compliance Ease delivery and timing test for Closing Disclosure dated 10/XX/2020. Document tracker is missing and 3 business days were added to get receipt date 10/XX/2020 which is after the Consummation date 10/XX/2020."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Copy of Initial Escrow Account Disclosure signed by borrower is missing from loan file."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape reflects the following issue,' Seasoning Not Met''.
 "In VA IRRRL streamline refinance loans, there should WAITING period or GAP between of 210 days First payment date of Existing mortgage which is getting paid off and between Closing of our new Subject loans. In this loan the waiting period is not satisfied"."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate Lock Document is missing from the loan file."	* ComplianceEase TILA Test Failed (Lvl 2) "This loan fails “TILA Finance Charge Test”. Finance charge disclosed on Final CD is $xx. Calculated Finance Charge is $xx. The test fails for an under disclosed amount of -$288.46. Reason for Finance Charge under disclosure is unknown.

																																																																																								Subject loan is a refinance, originated on 10/XX/2020 and the SOL is 3 years."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
13811412	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	08/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,978.52	3.000%	180	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	755	760	48.450%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of latest updated title report dated xx/XX/2021 the subject mortgage was originated on xx/XX/2020 in favor of MERS as nominee for xx in the amount of $xx which was recorded on xx/XX/2020 under Instru# xx. The chain of assignment has been completed as the mortgage is currently with the current assignee xx

No active judgments or liens have been found against the name of borrower or subject property.
No prior year delinquent taxes have been found.	As per review of latest payment history as of xx/XX/2021 the loan is performing. The last payment was received on xx/XX/2021 in the total amount of $2,201.15 with the interest rate of 3.00% and P&I $1,978.52 for the due date of xx/XX/2021. The next due date is xx/XX/2021. The current UPB reflected is in the amount of $xx.	xx:As per review of latest payment history as of xx/XX/2021 the loan is performing. The last payment was received on xx/XX/2021 in the total amount of $2,201.15 with the interest rate of 3.00% and P&I $1,978.52 for the due date of xx/XX/2021. The next due date is xx/XX/2021. The current UPB reflected is in the amount of $xx.

The loan has not been modified since origination.
No evidences have been found regarding the current/prior foreclosure proceedings.
The subject property is owner occupied and no visible damages were reported.
As per PACER report borrower has not filed bankruptcy since loan origination.
No evidence of employment has been found. xx:xx:xx	Not Applicable	Appraisal (Incomplete) Missing DU/GUS/AUS Missing or error on the Rate Lock	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: "Collateral Value used for Underwriting: $xx Amount of Secondary Lien(s): $xx.xx Loan Amount: $xx CLTV = xx.xxx.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -x (Days)   Variance %:    Comment: Original note doc date is x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: "Collateral Value used for Underwriting: $xx Loan Amount: $xx CLTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: -x.xxx% Variance %: -x.xxxxx% Comment: Post close DTI per xxxx is xx.xxx%. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Per AUS, Loan eligible for Appraisal Wavier/ PIW. However, PIW/Appraisal Wavier is missing from the loan documents."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.816% as the Borrower income was $6,815.82 and total expenses are in the amount of $3,327.24 and AUS DU/LP is missing from the loan files."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation due to decrease in Lender Credit on Final Closing Disclosure dated 1/XX/2020. Initial CD dated 1/XX/2020 reflect Lender Credit at $34.46 however, Final CD dated 1/XX/2020 reflect Lender Credit at $14.41. This is decrease of $20.05 for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan files."
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "AUS DU/LP is missing from the loan files."
* Missing or error on the Rate Lock Document (Lvl 3) "Final Rate lock agreement is missing from the loan files."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Loan approved at 48.81%. Tape shows undisclosed debt. Details not provided. Unable to rely on documents in file and unable to calculate ATR."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the post-consummation cure reimbursement and revised closing disclosure delivery date test due to the post-consummation revised closing disclosure delivery date 5/XX/2020 is more than 60 calendar days after the consummation date 1/XX/2020.

																																																																																								Subject loan is a refinance, originated on 1/XX/2020 and the SOL is 3 years."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
95765404	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,944.22	08/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,175.59	3.875%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	724	Not Applicable	49.314%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the Updated title report dated xx/XX/2021 reflects that the subject mortgage was originated on xx/XX/2019 with the lender MERS as nominee for MERS as nominee for xx in the amount of $xx, which was recorded on xx/XX/2020 Instrument# | Book/Page# xx
The chain of the assignment has been completed.
There is Hospital lien active against the borrower in the favor of xx in the amount of $1352.10 which was recorded prior to subject mortgage on xx/XX/2019.
Combined 3rd half taxes for the year of 2021 have been paid on xx/XX/2021 in the amount of $1996.24.
No prior year’s delinquent taxes have been found.	According to a review of the payment history as of xx/XX/2021, the borrower is currently performing with the loan and the next due date for the regular payment is xx/XX/2021. The last payment was received on xx/XX/2021 total in the amount of PITI $1,920.45 which includes P&I $1,175.59 with the rate of interest 3.875%, which was applied for the due date of xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.	xx:According to the review of the servicing comments, the status of loan is currently performing. As per the payment history as of xx/XX/2021, the borrower is currently performing with the loan and the next due date for the regular payment is xx/XX/2021. The last payment was received on xx/XX/2021 total in the amount of PITI $1,920.45 which includes P&I $1,175.59 with the rate of interest 3.875%, which was applied for the due date of xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.
No comment has been found regarding reason for default. xx has been working at xx
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No damage pertaining to the subject property has been found. xx:xx:xx	Not Applicable	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Not applicable. Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx Loan Amount: $xx CLTV =xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: -xx (Days)   Variance %:    Comment: Original note document reflects note date as xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx Loan Amount: $xx CLTV =xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Post close DTI per xxxx is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the reimbursement amount validation test.
The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

This loan failed the closing or reimbursement date validation test.
The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "This loan failed the New Jersey Mortgage Banker or Correspondent Mortgage Banker License prohibited fees test.
AMC Management fee paid by Borrower: $145.00
Title Closing Protection Letter (CPL) paid by Borrower: $75.00
Title Service Fee paid by Borrower: $40.00"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed ComplinceEase TRID tolerance test due to Initial LE dated 08/XX/2019 does not reflect Title Service Fee. However Revised CD dated 10/XX/2019 reflects addition of Title Service Fee at $40.00. This is fee increase of $40.00 for 10% tolerance test fee. Valid COC for the increase in fee amount is missing in the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The loan approved at DTI of 49.314% Undisclosed debt found after closing. Details not provided. Unable to rely on docs in file and unable to calc ATR."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Loan failed Compliance TILA Foreclosure Rescission Finance Charge Test due to Finance charge disclosed on Final CD as $xx. Calculated Finance Charge $xx for an under disclosed amount of $185.00. Subject loan is a refinance, originated on 10/XX/2019 and the SOL is 3 years."
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed Compliance TILA Finance Charge Test due to Finance charge disclosed on Final CD as $xx. Calculated Finance Charge $xx for an under disclosed amount of $185.00. Subject loan is a refinance, originated on 10/XX/2019 and the SOL is 3 years."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.314% as the Borrower income was $3,888.89 and total expenses are in the amount of $1,917.78 and the loan was underwritten by AUS/DU xx and its recommendation is “Approve/Eligible” with 49.31%."		Moderate	Pass	Fail	Pass	Pass	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
88174186	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,163.52	08/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,191.09	3.875%	180	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	790	783	22.181%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the Updated title report dated xx/XX/2021 reflects that the subject mortgage was originated on xx/XX/2020 with the lender MERS as nominee for MERS as nominee for xx Corporation in the amount of $xx, which was recorded on xx/XX/2020 Instrument# | Book/Page# xx
The chain of the assignment has been completed.
No active liens and judgments have been found against the borrower and the property.
Annual county taxes for the year of 2020 have been paid on xx/XX/2020 in the amount of $2076.98.
No prior year’s delinquent taxes have been found.	According to a review of the payment history as of xx/XX/2021, the borrower is currently performing with the loan and the next due date for the regular payment is xx/XX/2021. The last payment was received on xx/XX/2021 total in the amount of PITI $1,191.09 which includes P&I $1,191.09 with the rate of interest 3.875%, which was applied for the due date of xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.	xx:According to the review of the servicing comments, the status of loan is currently performing. As per the payment history as of xx/XX/2021, the borrower is currently performing with the loan and the next due date for the regular payment is xx/XX/2021. The last payment was received on xx/XX/2021 total in the amount of PITI $1,191.09 which includes P&I $1,191.09 with the rate of interest 3.875%, which was applied for the due date of xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.
No comment has been found regarding reason for default. xx  has been working at xx   as xx for 28 years.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No damage pertaining to the subject property has been found. xx:xx:xx	Not Applicable	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -x (Days)   Variance %:    Comment: Note document reflects the note date as x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Limited Cash Out (GSE definition) Tape Value: Change in Rate/Term Variance: Variance %: Comment: Final Application reflects purpose of refinance as Limited Cash out. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "TRID Violation in Charges That Cannot Increase test due to fee addition in Final CD dated 03/XX/2020. Initial LE dated 03/XX/2020 does not reflect Intangible Tax. Final CD dated 03/XX/2020 Intangible Tax at $324.79. Valid COC for addition In fees is missing from the loan documents.

TRID Violation in Charges That Cannot Increase test due to fee addition in Final CD dated 03/XX/2020. Initial LE dated 03/XX/2020 does not reflect State Tax/Stamps. Final CD dated 03/XX/2020 State Tax/Stamps at State Tax/Stamps. Valid COC for addition In fees is missing from the loan documents."
* Missing Required Disclosures (Lvl 3) "Home Loan Toolkit Disclosure is missing from loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject was approved at 22.18%. Seller tape shows borrower was not empoyed at the time of closing. Further details not provided. Unable to rely on documents in file and unable to calculate ATR."
																																																																																								* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TILA finance charge test. The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate because it is understated by more than $100. Subject loan is a refinance, originated on 3/XX/2020 and the SOL is 3 years."		Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
14843752	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,401.29	08/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,265.37	3.750%	180	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	683	Not Applicable	37.093%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the pro-title dated xx/XX/2021 reflects that the subject mortgage was originated on xx/XX/2020 with the lender MERS as nominee for xx Corporation in the amount of $xx, which was recorded on2/XX/2020.
No assignment has been found. The current assignment is with the lender MERS as nominee for xx
No active liens and judgments have been found against the borrower and the property.
Annual combined taxes for the year 2020 have been paid in the amount of $5,185.24.
No prior years delinquent taxes have been found.	According to a review of the payment history as of xx/XX/2021, the borrower is performing with the loan and the next due date for the regular payment is xx/XX/2021. The last payment was received on xx/XX/2021 total in the amount of PITI $2,394.05 which includes P&I $1,265.37 with the rate of interest of 3.750%, which was applied for the due date of xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.	xx:According to the review of the servicing comments, the borrower is performing with the loan and the next due date for the regular payment is xx/XX/2021. The last payment was received on xx/XX/2021 total in the amount of PITI $2,394.05 which includes P&I $1,265.37 with the rate of interest of 3.750%, which was applied for the due date of xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.
The borrower is performing with the loan. Hence, no reason for default.
No modification, forbearance details are available in recent collections comments.
No foreclosure activity has been found.
No evidence related to occupancy and the current condition of the subject property has been found in the available months of servicing comments. No damage pertaining to the subject property has been found.
As per the final application, the borrower is working xx as a xx from 264 months. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: MI is not required. Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: A per appraisal report appraised value is $xx Calculated LTV/CLTV is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -x (Days)   Variance %:    Comment: A per Note document Note date is x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: A per appraisal report appraised value is $xx Calculated LTV/CLTV is xx.xxx%.   Tape Source: Initial   Tape Type:
																																																																																				Field: Post-Close DTI per xxxx Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: x.xxx% Variance %: x.xxxxx% Comment: As per Final xxxx Borrowers monthly income is $x,xxx.xx and his monthly debts are $x,xxx.xx. However, calculated DTI is xx.xxx% Tape Source: Initial Tape Type:	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "Rate Lock agreement is missing from loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject was approved at 37.093%. Seller defect shows undisclosed debt at closing. Further details not provided. Unable to rely on documents in file and unable to calculate ATR."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
13404843	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,505.86	08/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$941.79	3.000%	321	xx	xx	FHA	Fixed	Refinance	xx	xx	Streamline Refinance	Yes	xx	xx	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Not Applicable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the pro-title dated xx/XX/2021 reflects that the subject mortgage was originated on xx/XX/2020 with the lender MERS as nominee for xx Corporation xxin the amount of $xx, which was recorded on xx/XX/2020.
No assignment has been found. The current assignment is with the lender MERS as nominee for xx
No active liens and judgments have been found against the borrower and the property.
The first installment town taxes of 2020 have been paid on xx/XX/2021 and the second installment taxes are due on xx/XX/2022 each in teh amount of $3,752.93.
No prior years delinquent taxes have been found.	According to a review of the payment history as of xx/XX/2021, the borrower is performing with the loan and the next due date for the regular payment is xx/XX/2021. The last payment was received on xx/XX/2021 total in the amount of PITI $1,707.51 which includes P&I $941.79 with the rate of interest of 3.00%, which was applied for the due date of 8/xx. The UPB reflected in the latest payment history is in the amount of $xx.	xx:According to the review of the servicing comments, the borrower is performing with the loan and the next due date for the regular payment is xx/XX/2021. The last payment was received on xx/XX/2021 total in the amount of PITI $1,707.51 which includes P&I $941.79 with the rate of interest of 3.00%, which was applied for the due date of 8/xx. The UPB reflected in the latest payment history is in the amount of $xx.
The borrower is performing with the loan. Hence, no reason for default.
No modification, forbearance details are available in recent collections comments.
No foreclosure activity has been found.
As per the servicing comments, the subject property has been occupied by the owner. No damage pertaining to the subject property has been found.
The employment details of the borrower are not mentioned in the final application document. xx:xx:xx	Not Applicable	Credit Report Initial Escrow Acct Disclosure	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: NA. Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Amount of Secondary Lien:$xx.xxx. Loan Amount:$xx. CLTV =xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -x (Days)   Variance %:    Comment: Note Document in loan file reflects note date as xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: x.xxx% Variance %: x.xxxxx% Comment: Collateral Value used for Underwriting: $xx. Loan Amount:$xx. LTV =xx.xxx%. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan failed charges that cannot increase 0% Tolerance test. Initial LE dated 04/XX/2020 does not reflects Transfer Taxes. However, Final CD dated 09/XX/2020 reflects the Transfer Taxes at $224.00. This is an increase of $224.00 for charges that cannot increase 0% tolerance test. Valid COC for the addition of Transfer Taxes is missing from loan documents."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% Tolerance test. Initial LE dated 04/XX/2020 does not reflects Transfer Taxes. However, Final CD dated 09/XX/2020 reflects the Transfer Taxes at $224.00. This is an increase of $224.00 for charges that cannot increase 0% tolerance test. Valid COC for the addition of Transfer Taxes is missing from loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial Escrow Account Disclosure is not signed by borrower."
* Intent to Proceed Missing  (Lvl 3)     "Intent to Proceed is missing from the loan documents."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Seller tape reflects following issue. Uninsured FHA/VA Loan."	* Missing credit report (Lvl 2) "Credit report is missing in loan file."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
8027332	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,901.60	08/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,274.63	3.125%	360	xx	xx	FHA	Fixed	Refinance	xx	xx	Streamline Refinance	Yes	xx	xx	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Not Applicable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the pro-title dated xx/XX/2021 reflects that the subject mortgage was originated on xx/XX/2020 with the lender MERS as nominee for xx in the amount of $xx, which was recorded on xx/XX/2020.
No assignment has been found. The current assignment is with the lender MERS as nominee for xx
No active liens and judgments have been found against the borrower and the property.
Annual combined taxes for the year 2020 have been paid in the amount of $3,901.60.
No prior years delinquent taxes have been found.	According to a review of the payment history as of xx/XX/2021, the borrower is performing with the loan and the next due date for the regular payment is xx/XX/2021. The last payment was received on xx/XX/2021 total in the amount of PITI $1,665.07 which includes P&I $1,274.63 with the rate of interest of 3.125%, which was applied for the due date of xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.	xx:According to the review of the servicing comments, the borrower is performing with the loan and the next due date for the regular payment is xx/XX/2021. The last payment was received on xx/XX/2021 total in the amount of PITI $1,665.07 which includes P&I $1,274.63 with the rate of interest of 3.125%, which was applied for the due date of xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.
The borrower is performing with the loan. Hence, no reason for default.
No modification, forbearance details are available in recent collections comments.
No foreclosure activity has been found.
No evidence related to occupancy and the current condition of the subject property has been found in the available months of servicing comments. No damage pertaining to the subject property has been found.
The employment details of the borrower are not mentioned in the final application document. xx:xx:xx	Not Applicable	Credit Report Initial Escrow Acct Disclosure Missing DU/GUS/AUS	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: NA. Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $.xxx,xxx.xx CLTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -x (Days)   Variance %:    Comment: The Note reflects the Original Note Doc Date as x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: x.xxx% Variance %: x.xxxxx% Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $.xxx,xxx.xx LTV = xx.xxx% Tape Source: Initial Tape Type:	3: Curable	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial Escrow Account disclosure Statement incompleted located as xx"
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape reflects following issue "  Uninsured FHA Loan" to validate the issue valid document is missing from loan document."
																																																																																							* Missing DU/GUS/AUS as required by guidelines (Lvl 3) "AUS is missing from Loan Document."	* Missing credit report (Lvl 2) "credit report is missing in loan file."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
709389	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,496.19	07/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,585.64	3.875%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	xx	xx	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	739	800	48.673%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the pro-title dated xx/XX/2021 reflects that the subject mortgage was originated on xx/XX/2019 with the lender MERS as nominee for xx in the amount of $xx, which was recorded on xx/XX/2019.
No assignment has been found. The current assignment is with the lender MERS as nominee for xx
No active liens and judgments have been found against the borrower and the property.
Annual combined taxes for the year 2020 have been paid in the amount of $7,496.19.
No prior years delinquent taxes have been found.	According to a review of the payment history as of xx/XX/2021, the borrower is performing with the loan and the next due date for the regular payment is xx/XX/2021. The last payment was received on xx/XX/2021 total in the amount of PITI $3,297.82 which includes P&I $2,585.64 with the rate of interest of 3.875%, which was applied for the due date of 8/xx. The UPB reflected in the latest payment history is in the amount of $xx.	xx:According to the review of the servicing comments, the borrower is performing with the loan and the next due date for the regular payment is xx/XX/2021. The last payment was received on xx/XX/2021 total in the amount of PITI $3,297.82 which includes P&I $2,585.64 with the rate of interest of 3.875%, which was applied for the due date of 8/xx. The UPB reflected in the latest payment history is in the amount of $xx.
The borrower is performing with the loan. Hence, no reason for default.
No modification, forbearance details are available in recent collections comments.
No foreclosure activity has been found.
No evidence related to occupancy and the current condition of the subject property has been found in the available months of servicing comments. No damage pertaining to the subject property has been found.
As per the final application, the borrower is working in xx as a xx from 9 months. xx:xx:xx	Not Applicable	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: N/A Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: xx.xxx%   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -x (Days)   Variance %:    Comment: x/XX/xxxx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: xx.xxx%   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: -x.xxx% Variance %: -x.xxxxx% Comment: xx.xxx% Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "CE result is Moderate as this loan has failed Charges That Cannot Increase Test."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan has failed Charges That Cannot Increase Test, because Initial LE dated 8/XX/2019 shows Mortgage Broker Fee at $0.00 and Appraisal Management Fee at $175.00; however,the Final CD dated 9/XX/2019 shows Mortgage Broker Fee at $xx and Appraisal Management Fee at $185.00. This is a fee increase of $xx for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."
* Loan does not conform to program guidelines (Lvl 3) "As per seller tape data, this is Uninsured FHA Loan."	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan has failed Reimbursement Amount Validation Test and Consummation or Reimbursement Date Validation Test."
* Qualified Mortgage DTI exceeds 43% (Lvl 2)     "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.673% as the Borrower income was $8,028.50 and total expenses are in the amount of $3,907.63 per Underwriting Terms and Conditions Document, per AUS/DU's  recommendation is “Approve/Eligible” with DTI of 48.851%."
																																																																																								* Settlement date is different from note date (Lvl 2) "Final CD reflects closing date as 9/XX/2019. Notary signature date on the Mortgage/Deed of Trust is 9/XX/2019. Note date is 9/XX/2019."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
55992722	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,801.80	08/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,315.84	3.375%	314	xx	xx	VA	Fixed	Refinance	Unavailable	Unavailable	Streamline Refinance	No	xx	xx	Unavailable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the pro-title dated xx/XX/2021 reflects that the subject mortgage was originated on xx/XX/2019 with the lender MERS as nominee for xx in the amount of $xx, which was recorded on xx/XX/2019.
No assignment has been found. The current assignment is with the lender MERS as nominee for xx
No active liens and judgments have been found against the borrower and the property.
Annual combined taxes for the year 2020-21 have been paid in the amount of $3,801.80.
No prior years delinquent taxes have been found.	According to a review of the payment history as of xx/XX/2021, the borrower is performing with the loan and the next due date for the regular payment is xx/XX/2021. The last payment was received on xx/XX/2021 total in the amount of PITI $1,707.27 which includes P&I $1,315.84 with the rate of interest of 3.375%, which was applied for the due date of xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.	xx:According to the review of the servicing comments, the borrower is performing with the loan and the next due date for the regular payment is xx/XX/2021. The last payment was received on xx/XX/2021 total in the amount of PITI $1,707.27 which includes P&I $1,315.84 with the rate of interest of 3.375%, which was applied for the due date of xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.
The borrower is performing with the loan. Hence, no reason for default.
No modification, forbearance details are available in recent collections comments.
No foreclosure activity has been found.
No pertaining bankruptcy-related details have been found.
As per the servicing comments, the subject property has been occupied by the owner. No damage pertaining to the subject property has been found.
The employment details of the borrower are not mentioned on the final application document. xx:xx:xx	Not Applicable	Hazard Insurance Mortgage Insurance Notice of Servicing Transfer	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: NA. Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: xx.xxx%   Variance:    Variance %:    Comment: The original CLTV ratio percent is xxx%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: -x (Days)   Variance %:    Comment: The note doc date per ntoe is xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: Unavailable Tape Value: xx.xxx% Variance: Variance %: Comment: The original LTV ratio percent is xxx%. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the reimbursement amount validation test.
The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

This loan failed the closing or reimbursement date validation test.
The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "This loan failed the charges that in total cannot increase more than 10% test. (12 CFR §1026.19(e)(3)(ii))
The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($1,139.00) exceed the comparable charges ($1,005.00) by more than 10%. Please see the table that displays the Charges That Cannot Increase More Than 10% for a comparison of the data between the provided disclosures.

An estimate of a charge for a third-party service or a recording fee is in good faith if:
(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than 10 percent;
(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and
(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi).

Charges That In Total Cannot Increase More Than 10% Test is fail. Loan data is $1,139.00 and comparison data is $1,105.50. Hence, the variance is +$33.50."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan failed the lender credits that cannot decrease test. (12 CFR §1026.19(e)(3)(i))
The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($1,153.92) does not exceed or equal the comparable sum of specific and non-specific lender credits ($1,302.00). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.

An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).

Lender Credits That Cannot Decrease Test: is fail. Loan data is $148.08 and comparison data is $0.00. Hence, the variance is  +$148.08."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape reflects that Uninsured FHA/VA Loan. However, no such issue has been verified from the loan file."
* MI, FHA or MIC missing and required (Lvl 3)     "This is VA loan and required MI cert is missing from the loan file."
* Missing proof of hazard insurance (Lvl 3)     "Hazard Insurance is missing from the loan file."
																																																																																							* Notice of Servicing Transfer missing or unexecuted (Lvl 3) "Notice of servicing transfer disclosure is missing from the loan file."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
3246836	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$451.00	$1,343.79	08/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,508.23	5.125%	360	xx	xx	VA	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	668	615	31.856%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2021 shows that the subject mortgage was originated on xx/XX/2019 with the lender MERS as nominee for xx which was recorded on xx/XX/2019.
The chain of the assignment has not been found.
No active judgments or liens have been found.
Taxes for the year 2022 have been delinquent in the amount of $451.00 which was due on xx/XX/2021.
Taxes for the year 2022 are due in the amount of $1,343.79.	According to the payment history as of xx/XX/2021, the borrower is current with the loan and the last payment was received on xx/XX/2021 which was applied for xx/XX/2021 and the next due date for the payment is xx/XX/2021. The P&I is in the amount of $1,508.23 and PITI is in the amount of $1,720.03. The UPB reflected is in the amount of $xx.	xx:As per the review of the servicing comments, currently, the loan is in performing and the borrower is current with the loan and the last payment was received on xx/XX/2021 which was applied for xx/XX/2021 and the next due date for the payment is xx/XX/2021. The P&I is in the amount of $1,508.23 and PITI is in the amount of $1,720.03. The UPB reflected is in the amount of $xx.
The reason for default is unable to be determined.
No comments have been found regarding bankruptcy in the latest servicing comments.
No comments have been found regarding foreclosure in the latest servicing comments.
The subject property has been occupied by the owner. Recent servicing comments do not reflect any damage pertaining to the subject property. xx:xx:xx	Not Applicable	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Original Note Doc Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: -x (Days)   Variance %:    Comment: Note document in loan file reflects note date as xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: -x.xxx% Variance %: -x.xxxxx% Comment: xx.xxx%. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan fails Compliance Ease delivery and timing test for Initial Closing Disclosure dated 11/XX/2019. Document tracker is missing and 3 business days were added to get receipt date 11/XX/2019."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% Tolerance test. Initial LE dated 10/XX/2019 does not reflects Points - Loan Discount Fee. However, Revised Post Consummation CD dated 12/XX/2019 reflects the Points - Loan Discount Fee at $5,985.97. This is an increase of $5,985.97 for charges that cannot increase 0% tolerance test. Valid COC for the addition of Loan Origination Fee is missing from loan documents."
* Loan does not conform to program guidelines (Lvl 3) "Seller tape reflects following issue. Un-inured FHA/VA Loan. VA guaranty certificate is missing from loan file."	* Higher Price Mortgage Loan (Lvl 2) "Loan failed the Higher-Priced Mortgage Loan Test due to APR Charged 5.402% APR Threshold 5.240% Over by +0.162%."
																																																																																								* Settlement date is different from note date (Lvl 2) "Final CD reflects closing date as 11/XX/2019. Borrower(s) signature date on the Mortgage/Deed of Trust is 11/XX/2019. Note date is 11/XX/2019."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
27791756	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,483.96	08/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$581.72	3.250%	360	xx	xx	VA	Fixed	Refinance	xx	xx	Streamline Refinance	No	xx	xx	25.000%	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2021 shows that the subject mortgage was originated on xx/XX/2020 with the lender MERS as nominee for xx which was recorded on xx/XX/2020.
The chain of the assignment has not been found.
No active judgments or liens have been found.
Taxes for the year 2020/2021 have been paid in the amount of $1,483.96.	According to the payment history as of xx/XX/2021, the borrower is current with the loan and the last payment was received on xx/XX/2021 which was applied for xx/XX/2021 and the next due date for the payment is xx/XX/2021. The P&I is in the amount of $581.72 and PITI is in the amount of $812.49. The UPB reflected is in the amount of $xx.	xx:As per the review of the servicing comments, currently, the loan is in performing and the borrower is current with the loan and the last payment was received on xx/XX/2021 which was applied for xx/XX/2021 and the next due date for the payment is xx/XX/2021. The P&I is in the amount of $581.72 and PITI is in the amount of $812.49. The UPB reflected is in the amount of $xx.
The reason for default is unable to be determined.
No comments have been found regarding bankruptcy in the latest servicing comments.
No comments have been found regarding foreclosure in the latest servicing comments.
The subject property has been occupied by the owner. Recent servicing comments do not reflect any damage pertaining to the subject property. xx:xx:xx	Not Applicable	Credit Report Initial Escrow Acct Disclosure Mortgage Insurance	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx CLTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -x (Days)   Variance %:    Comment: The Note reflects the Original Note Doc Date as x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: x.xxx% Variance %: x.xxxxx% Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx LTV = xx.xxx%. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "This loan failed the post-consummation cure reimbursement and revised closing disclosure delivery date test due to the post-consummation revised closing disclosure delivery date 4/XX/2020 is more than 60 calendar days after the consummation date 1/XX/2020.

This loan failed the post-consummation cure reimbursement and revised closing disclosure delivery date test due to the post-consummation revised closing disclosure delivery date 5/XX/2020 is more than 60 calendar days after the consummation date 1/XX/2020."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial Escrow Acct disclosure is not signed by borrower."
* Intent to Proceed Missing  (Lvl 3)     "Intent to Proceed is missing from the Loan Documents."
* Loan does not conform to program guidelines (Lvl 3)     "As per Seller Tape this is  Uninsured FHA/VA Loan."
* MI, FHA or MIC missing and required (Lvl 3) "VA Guarantee Certificate is missing from the loan file."	* ComplianceEase TILA Test Failed (Lvl 2) "Loan failed Compliance Ease delivery and timing test for Closing Disclosure dated 1/XX/2020. Document tracker is missing and 3 business days were added to get receipt date 1/XX/2020 which is after the Consummation date 1/XX/2020. Subject loan is a refinance, originated on 1/XX/2020 and the SOL is 3 years."
																																																																																								* Missing credit report (Lvl 2) "Credit report is missing in loan file."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
18901632	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,671.81	08/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$499.97	3.250%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	756	Not Applicable	48.610%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2021 shows that the subject mortgage was originated on xx/XX/2020 with the lender MERS as nominee for xx which was recorded on xx/XX/2020.
The chain of the assignment has not been found.
No active judgments or liens have been found.
Taxes of 2020 have been paid in the amount of $1,671.81.	According to the payment history as of xx/XX/2021, the borrower is current with the loan and the last payment was received on xx/XX/2021 which was applied for xx/XX/2021 and the next due date for the payment is xx/XX/2021. The P&I is in the amount of $499.97 and PITI is in the amount of $878.29. The UPB reflected is in the amount of $xx.	xx:As per the review of the servicing comments, currently, the loan is in performing and the borrower is current with the loan and the last payment was received on xx/XX/2021 which was applied for xx/XX/2021 and the next due date for the payment is xx/XX/2021. The P&I is in the amount of $499.97 and PITI is in the amount of $878.29. The UPB reflected is in the amount of $xx.
The reason for default is unable to be determined.
No comments have been found regarding bankruptcy in the latest servicing comments.
No comments have been found regarding foreclosure in the latest servicing comments.
The subject property has been occupied by the owner. Recent servicing comments do not reflect any damage pertaining to the subject property. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: NA. Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral Value used f or Underwriting: $xx. Amount of Secondary Lien(s): $x.xx. Loan Amount: $xx. CLTV =xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: x.xxx% Variance %: x.xxxxx% Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. LTV =xx.xxx%. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan fails Compliance Ease delivery and timing test for Closing Disclosure dated 02/XX/2020. Document tracker is missing and 3 business days were added to get receipt date 02/XX/2020 which is not before 3 business days of the Consummation date 03/XX/2020."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape reflects following issue "Uninsured FHA/VA Loan"."
* MI, FHA or MIC missing and required (Lvl 3)     "The Loan Type if FHA but MI certificate is missing in the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate Lock Agreement is missing in the loan documents."
																																																																																							* Qualified Mortgage DTI exceeds 43% (Lvl 3) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.610%, the Borrower income was $2043.22 and total expenses are in the amount of $993.20 and the loan was underwritten by AUS/DU (xx) and its recommendation is “Approve/Eligible” with a DTI of 49.610%"			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
64506599	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$1,510.68	08/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$580.13	2.875%	360	xx	xx	VA	Fixed	Refinance	xx	xx	Streamline Refinance	Not Applicable	xx	xx	Unavailable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2020 and was recorded on xx/XX/2020, in the amount of $xx, with MERS as nominee for xx with Instrument#xx.

The chain of assignment has been completed; currently, the assignment is with the MERS as nominee for xx

No active judgments or liens have been found against the borrower.
Annual combined taxes of 2020 have been paid on xx/XX/2021 in the amount of $1,510.68.	According to the payment history as of xx/XX/2021, the borrower is performing with the loan. The last payment was received on xx/XX/2021 which was applied for the due date of xx/XX/2021 and the next due date for payment is xx/XX/2021. The P&I is in the amount of $580.13 and PITI is in the amount of $793.63. The UPB reflected as per the payment history is in the amount of $xx.	xx:As per the comment history, the borrower is performing with the loan.
According to the payment history as of xx/XX/2021, the borrower is performing with the loan. The last payment was received on xx/XX/2021 which was applied for the due date of xx/XX/2021 and the next due date for payment is xx/XX/2021. The P&I is in the amount of $580.13 and PITI is in the amount of $793.63. The UPB reflected as per the payment history is in the amount of $xx.
The reason for default is unable to be determined from the latest servicing comments.
No comment has been found stating that borrower’s income is impacted due to Covid-19.
No evidence has been found regarding damage or repairs in the latest servicing comments.
Borrower employment details are not available. xx:xx:xx	Not Applicable	Credit Report Initial Escrow Acct Disclosure Missing or error on the Rate Lock	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Original Note Doc Date Loan Value: xx/XX/xxxx Tape Value: xx/XX/xxxx Variance: -x (Days) Variance %: Comment: Note document reflect note date as xx/XX/xxxx. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot decrease test Due to Final Closing Disclosure delivery date 10/XX/2020 is same as Consummation date 10/XX/2020.Valid COC for the decrease in NSLC is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial Escrow Account Disclosure is not signed by the borrower."
* Loan does not conform to program guidelines (Lvl 3)     "As per seller tape, the loan is uninsured FHA/VA loan."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate Lock agreement is missing from the loan documents."	* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the post-consummation cure reimbursement and revised closing disclosure delivery date test due to the Final Closing Disclosure delivery date 10/XX/2020 is same as Consummation date 10/XX/2020. Subject loan is a refinance, originated on 10/XX/2020 and the SOL is 3 years."
																																																																																								* Missing credit report (Lvl 2) "Credit report is missing in loan file."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
59342561	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,410.18	08/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$556.59	2.875%	360	xx	xx	FHA	Fixed	Refinance	xx	xx	Streamline Refinance	No	xx	xx	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	690	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2020 with Lender, xx Corporation. in the amount of $xx which was recorded on xx/XX/2020.
No assignment of mortgage was found.
There are 2 civil judgments active against borrower, xx which was recorded on xx/XX/2012 and xx/XX/2020. These judgments entered in the favor of lender, xx However, the amount is not listed on the copy of judgments.
Property taxes of 2020 are paid on xx/XX/2021.	As per payment history as of xx/XX/2021, the borrower is current with loan payments. The next due date is xx/XX/2021 and the last payment was received on xx/XX/2021 in the amount $865.62 which was applied for the due date of xx/XX/2021. The UPB reflected in the payment history is $xx.	xx:According to servicing comments as of xx/XX/2021, the loan is performing. As per payment history as of xx/XX/2021, the borrower is current with loan payments. The next due date is xx/XX/2021 and the last payment was received on xx/XX/2021 in the amount $865.62 which was applied for the due date of xx/XX/2021. The UPB reflected in the payment history is $xx.
No foreclosure action was found in the collection comments.
No damage or repair related information was found. xx:xx:xx	Not Applicable	Mortgage Insurance	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xxx.xxx%   Tape Value: xx.xxx%   Variance: xx.xxx%   Variance %: xx.xxxxx%   Comment: This is Streamline Refinance and appraisal is not required.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -x (Days)   Variance %:    Comment: Final Note reflect date x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xxx.xxx% Tape Value: xx.xxx% Variance: xx.xxx% Variance %: xx.xxxxx% Comment: This is Streamline Refinance and appraisal is not required. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "TRID Violation due to decrease in Lender Credit on Final Closing Disclosure dated 8/XX/2020. Initial CD dated 7/XX/2020 reflects Lender Credit at $550.00, however, Final CD dated 8/XX/2020 reflects Lender Credit at $543.31. This is decrease of $6.85 for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan files."
* Loan does not conform to program guidelines (Lvl 3)     "As per seller tape data, this is uninsured FHA/VA loan."
* MI, FHA or MIC missing and required (Lvl 3) "This is FHA loan. Hence MI Cert is required which is missing from the loan file."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "TILA APR Test: Loan Data 3.565% Comparison Data 3.761% Variance -0.196% Subject loan is a refinance, originated on 8/XX/2020 and the SOL is 3 years.

This loan failed the TILA APR test. ( 12 CFR §1026.22(a)(2), (4) , transferred from 12 CFR §226.22(a)(2), (4) ) The annual percentage rate (APR) is 3.761%. The disclosed APR of 3.565% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method. Subject loan is a refinance, originated on 8/XX/2020 and the SOL is 3 years."
																																																																																								* ComplianceEase TILA Test Failed (Lvl 2) "Finance charge disclosed on Final CD as $xx. Calculated Finance Charge $xx for an under disclosed amount of $7,354.93 Reason for Finance Charge under disclosure is unknown as the Fee Itemization and the Compliance Findings are missing. Subject loan is a refinance, originated on 8/XX/2020 and the SOL is 3 years."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
13135180	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$300.00	08/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,980.04	2.250%	360	xx	xx	VA	Fixed	Refinance	xx	xx	Streamline Refinance	No	xx	xx	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	816	794	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2020 with Lender, xx Corporation. in the amount of $xx which was recorded on xx/XX/2020
No assignment of mortgage was found.
No active judgments or liens have been found.
Property taxes of 2020 are paid. However, 2021 taxes are due on xx/XX/2021 in the amount of $150.00.	As per payment history as of xx/XX/2021, the borrower is current with loan payments. The next due date is xx/XX/2021 and the last payment was received on xx/XX/2021 in the amount $5000.00 which was applied for the due date of xx/XX/2021. The UPB reflected in the payment history is $xx.	xx:According to servicing comments as of xx/XX/2021, the loan is performing. As per payment history as of xx/XX/2021, the borrower is current with loan payments. The next due date is xx/XX/2021 and the last payment was received on xx/XX/2021 in the amount $5000.00 which was applied for the due date of xx/XX/2021. The UPB reflected in the payment history is $xx.
No foreclosure action was found in the collection comments.
No damage or repair related information was found. xx:xx:xx	Not Applicable	Missing Dicsloures Mortgage Insurance	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: N/A Tape Source: Initial Tape Type:
Field: Original Note Doc Date Loan Value: xx/XX/xxxx Tape Value: xx/XX/xxxx Variance: -x (Days) Variance %: Comment: xx/XX/xxxx Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "TRID Violation due to decrease in Lender Credit on Closing Disclosure dated 10/XX/2020. Initial CD dated 10/XX/2020 reflects Lender Credit at $2900.80, however, CD dated 10/XX/2020 reflects Lender Credit at $1821.17. This is decrease of $725.27 for fee which has 0% tolerance test."
* Loan does not conform to program guidelines (Lvl 3)     "As per Seller tape, loan is Uninsured FHA/VA Loan."
* MI, FHA or MIC missing and required (Lvl 3)     "This is VA loan and required MI cert is missing from the loan file."
* Missing Required Disclosures (Lvl 3) "Home loan toolkit disclosure is missing from the loan file."	* ComplianceEase TILA Test Failed (Lvl 2) "TILA Finance Charge Test is fail. Loan data is $xx and comparison data is $xx. Hence, the variance is -$755.05. Subject loan is a refinance, originated on 10/XX/2020 and the SOL is 3 years.

																																																																																								TILA Foreclosure Rescission Finance Charge Test is fail. Loan data is $xx and comparison data is $xx. Hence, the variance is -$755.05. Subject loan is a refinance, originated on 10/XX/2020 and the SOL is 3 years."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
97110282	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,026.65	07/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$583.66	3.250%	360	xx	xx	VA	Fixed	Refinance	xx	xx	Streamline Refinance	Not Applicable	xx	xx	25.000%	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2020 with Lender, xx in the amount of $xx which was recorded on xx/XX/2020
No assignment of mortgage was found.
No active judgments or liens have been found.
Property taxes of 2020 are paid in the amount of $1026.65 on xx/XX/2020.	As per payment history as of xx/XX/2021, the borrower is current with loan payments. The next due date is xx/XX/2021 and the last payment was received on xx/XX/2021 in the amount $800.00 which was applied for the due date of xx/XX/2021. The UPB reflected in the payment history is $xx.	xx:
According to servicing comments as of xx/XX/2021, the loan is performing.  As per payment history as of xx/XX/2021, the borrower is current with loan payments. The next due date is xx/XX/2021 and the last payment was received on xx/XX/2021 in the amount $800.00 which was applied for the due date of xx/XX/2021. The UPB reflected in the payment history is $xx.
No foreclosure action was found in the collection comments.
No damage or repair related information was found. xx:xx:xx	Not Applicable	Credit Report Missing or error on the Rate Lock	Field: Borrower First Name Loan Value: xx Tape Value: xx |---| |----| Comment: As per note borrower first name is xx Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N.A   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx Loan Amount: $xx CLTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -x (Days)   Variance %:    Comment: The Note reflects the Original Note Doc Date as x/XX/xxxx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: x.xxx% Variance %: x.xxxxx% Comment: Collateral Value used for Underwriting: $xx Loan Amount: $xx LTV = xx.xxx%. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Sellers tape reflects the following issue, Uninsured FHA/VA Loan."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan file. However, available rate lock agreement is not covering loan amount available at (xx	* Missing credit report (Lvl 2) "Credit report is missing from loan file"		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
36849920	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,121.32	08/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$740.22	2.250%	360	xx	xx	VA	Fixed	Refinance	xx	xx	Streamline Refinance	Not Applicable	xx	xx	25.000%	Not Applicable	Mobile Home	xx	xx	Primary	Yes	Yes	No	815	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2020 with Lender, xx Corporation. in the amount of $xx which was recorded on xx/XX/2020.
No assignment of mortgage was found.
No active judgments or liens have been found.
Property taxes of 2021 are due in the amount of $2121.32 on10/XX/2021.	As per payment history as of xx/XX/2021, the borrower is current with loan payments. The next due date is xx/XX/2021 and the last payment was received on xx/XX/2021 in the amount $1,178.27 which was applied for the due date of xx/XX/2021. The UPB reflected in the payment history is $xx.	xx:
According to servicing comments as of xx/XX/2021, the loan is performing.  As per payment history as of xx/XX/2021, the borrower is current with loan payments. The next due date is xx/XX/2021 and the last payment was received on xx/XX/2021 in the amount $1,178.27 which was applied for the due date of xx/XX/2021. The UPB reflected in the payment history is $xx.
No foreclosure action was found in the collection comments.
No damage or repair related information was found. xx:xx:xx	Not Applicable	Initial Escrow Acct Disclosure Missing or error on the Rate Lock	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: N/A Tape Source: Initial Tape Type:
Field: Original Note Doc Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: -x (Days)   Variance %:    Comment: xx/XX/xxxx   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Mobile Home Tape Value: Single Family Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure is not signed by borrower."
* Loan does not conform to program guidelines (Lvl 3)     "As per seller tape reflects, this is Uninsured FHA/VA Loan"
* Missing or error on the Rate Lock Document (Lvl 3) "Copy of borrower signed rate lock agreement is missing from loan documents. However, loan amount is not matches with available rate lock agreement is located atxx	* Property is Mobile Home (Lvl 2) "Mobile Home Affixed.
																																																																																								As per updated title report dated 8/XX/2021, the property type is mobile home. Affixture affidavit (located:xx) document recorded on 3/XX/2002 under Inst#xx states that property is affixed to permanent foundation (VIN#xx). However, VIN#/ MH information is missing in the legal of subject mortgage."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
84330537	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,370.69	08/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$995.39	2.875%	360	xx	xx	FHA	Fixed	Refinance	xx	xx	Streamline Refinance	No	xx	xx	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the pro-title dated xx/XX/2021 reflects that the subject mortgage was originated on xx/XX/2020 with the lender MERS as nominee for xx which was recorded on xx/XX/2020.

The chain of assignment has been completed.

No active liens and judgment have been found.

Combined annual taxes of 2020 have been paid in the amount of $2360.43 on xx/XX/2020.
Combined annual taxes of 2021 have been due in the amount of $2370.6943 on xx/XX/2022.	According to the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment was received on xx/XX/2021, the applied date was 7/XX/2021and the next due date for payment is xx/XX/2021 .The P&I is in the amount of $995.39 and PITI is in the amount of $1,406.79. The UPB reflected as per the payment history is in the amount of $xx.	xx:The loan is performing. According to the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment received on xx/XX/2021, the payment applied date was xx/XX/2021 and the next due date for payment is xx/XX/2021. The P&I is in the amount of $995.39 and PITI is in the amount of $1406.79. The UPB reflected as per the payment history is in the amount of $xx.

The reason for default is unable to be determined. The subject property has been occupied by the owner. No comments have been found for damage or repairs. xx:xx:xx	Not Applicable	Credit Report Mortgage Insurance	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Amount of second Lien : $x. Loan Amount: $xx. CLTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: x/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: -xx (Days)   Variance %:    Comment: As per Tape data ,Note Date is xx/XX/xxxx .However Note documents reflects as x/XX/xxxx..   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. LTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Seller tape reflect following issue: "Uninsured FHA/VA Loan""
																																																																																							* MI, FHA or MIC missing and required (Lvl 3) "Mortgage Insurance certificate is missing from the loan documents."	* Missing credit report (Lvl 2) "Credit report is missing from loan file"		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
79771418	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,206.54	08/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,020.12	2.750%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	763	Not Applicable	42.986%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the pro-title dated xx/XX/2021 reflects that the subject mortgage was originated on xx/XX/2020 with the lender MERS as nominee for xx which was recorded on xx/XX/2020.

The chain of assignment has been completed.

No active liens and judgment have been found.

County 1st installment of tax for the year of 2021 has been due in the amount of $2225.78 on xx/XX/2021.
County 2nd installment of tax for the year of 2021 has been due in the amount of $1981.20 on xx/XX/2021.	According to the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment received on xx/XX/2021, the payment applied date was xx/XX/2021 and the next due date for payment is xx/XX/2021. The P&I is in the amount of $1020.12 and PITI is in the amount of $1450.94. The UPB reflected as per the payment history is in the amount of $xx.	xx:The loan is performing. According to the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment received on xx/XX/2021, the payment applied date was xx/XX/2021 and the next due date for payment is xx/XX/2021. The P&I is in the amount of $1020.12 and PITI is in the amount of $1450.94. The UPB reflected as per the payment history is in the amount of $xx.

The reason for default is unable to be determined. The subject property has been occupied by the owner. No comments have been found for damage or repairs. xx:xx:xx	Not Applicable	Initial Escrow Acct Disclosure Missing or error on the Rate Lock	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Amount of Secondary Lien(s): $x,xx. Loan Amount: $xx. CLTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: -x (Days)   Variance %:    Comment: The Note reflects the Original Note Doc Date as xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. LTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: The borrower's monthly income is $x,xxx.xx after Subject loan the Proposed amount $x,xxx.xx and Total Non-housing Payments is $xxx.xx. hence, the Calculated DTI Ratio is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Limited Cash Out (GSE definition) Tape Value: Change in Rate/Term Variance: Variance %: Comment: Final Application reflect Limited Cash out. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase 0% Tolerance test. Revised LE dated 8/XX/2020 reflect Loan Origination Fee at $4,123.00. Final CD dated 10/XX/2020 reflects the addition of Loan Origination Fee at $4,150.51. This is an increase of $27.51 for charges that cannot increase 0% test. However,COC for the addition of Loan Origination Fee is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial Escrow Acct disclosure is not signed by borrower."
* Loan does not conform to program guidelines (Lvl 3)     "Lender use exterior only inspection residential appraisal report in the loan file located at xx However seller tape required full appraisal report."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan file."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
51731273	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,492.42	08/XX/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,431.55	4.250%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	683	695	49.306%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of latest updated title report dated xx/XX/2021 the subject mortgage was originated on xx/XX/2017 in favor of MERS as nominee for xx in the amount of $xx which was recorded on xx/XX/2017 under Instru#2017-xx. The chain of assignment has been completed as the mortgage is currently with the current assignee xx

There is one IRS Lien against the name of borrower in the amount of $xx in favor of xx - IRS which was recorded on xx/XX/2019.

There are 2 credit card judgments against the name of borrower.
First was recorded on xx/XX/2012 in the amount of $6,845.44 in favor of xx
Second was recorded on xx/XX/2021 in the amount of $4,633.39 in favor of xx.

The annual xx for 2020 have been paid in the amount of $6,492.42..
No prior year delinquent taxes have been found.	As per review of latest payment history as of xx/XX/2021 the loan is in delinquency for 10 months. The last payment was received on xx/XX/2020 in the total amount of $2,047.08 with the interest rate of 4.250% and P&I $1,431.65 for the due date of xx/XX/2020. The next due date is xx/XX/2020. The current UPB reflected is in the amount of $xx.	xx:As per review of latest payment history as of xx/XX/2021 the loan is in delinquency for 10 months. The last payment was received on xx/XX/2020 in the total amount of $2,047.08 with the interest rate of 4.250% and P&I $1,431.65 for the due date of xx/XX/2020. The next due date is xx/XX/2020. The current UPB reflected is in the amount of $xx.

The comment dated xx/XX/2020 states that the borrower has been impacted due to Covid-19. Forbearance plan for 6 months was approved which was begun from xx/XX/2020 till xx/XX/2021.The latest comment dated xx/XX/2021 also shows RFD is reduction in income due to Covid-19 impact. No more details are available. At the time of loan origination borrower was working as “xx xx

The loan has not been modified since origination.
No evidences have been found regarding the current/prior foreclosure proceedings.
The subject property is owner occupied and no visible damages were reported.
As per PACER report borrower has not filed bankruptcy since loan origination. xx:xx:xx	Not Applicable	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Not applicable. Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Original CLTV ratio percent is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Original Standard LTV is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Post close DTI per xxxx is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Subject property type is PUD. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "As per seller provided tape data, 'DTI Exceeded Limits- in Forbearance until 8/XX/2021'. This loan has a qualified mortgage DTI of 49.306% as the Borrower income was $9,547.00 and total expenses are in the amount of $4,707.28 and the loan was underwritten by AUS/DU xx) and its recommendation is “Approve/Eligible” with 49.31%."
																																																																																							* Missing Required Disclosures (Lvl 3) "Home loan toolkit disclosure is missing from the loan file."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.306% as the Borrower income was $9,547.00 and total expenses are in the amount of $4,707.28 and the loan was underwritten by AUS/DU (xx		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
98241848	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,351.10	07/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,211.42	2.500%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	690	724	28.194%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of latest updated title report dated xx/XX/2021 the subject mortgage was originated on xx/XX/2020 in favor of MERS as nominee for xx in the amount of $xx which was recorded on xx/XX/2020 under Bk/Pg# The chain of assignment has been completed as the mortgage is currently with the current assignee MERS as nominee for xx

No active judgments or liens have been found against the name of borrower or subject property.
The annual xx for 2020 have been paid in the amount of $3,351.10.
No prior year delinquent taxes have been found.	As per review of latest payment history as of xx/XX/2021 the loan is performing. The last payment was received on xx/XX/2021 in the total amount of $1,523.88 with the interest rate of 2.50% and P&I $1,211.42 for the due date of xx/XX/2021. The next due date is xx/XX/2021. The current UPB reflected is in the amount of $xx.	xx:As per review of latest payment history as of xx/XX/2021 the loan is performing. The last payment was received on xx/XX/2021 in the total amount of $1,523.88 with the interest rate of 2.50% and P&I $1,211.42 for the due date of xx/XX/2021. The next due date is xx/XX/2021. The current UPB reflected is in the amount of $xx.
The loan has not been modified since origination.
No evidences have been found regarding the current/prior foreclosure proceedings.
The subject property is owner occupied and no visible damages were reported.
As per PACER report borrower has not filed bankruptcy since loan origination.
At the time of loan origination borrower was working as “xx	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	Field: Age of Loan Loan Value: x Tape Value: x |---| x |----| xx.xxxxx% Comment: Original Note Reflects Age of Loan is as x. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: Yes   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral Value used f or Underwriting: $xx. Amount of Secondary Lien(s): $x.xx. Loan Amount: $xx. CLTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. LTV =xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -xx.xxx%   Variance %: -xx.xxxxx%   Comment: The borrower’s and Co-borrower’s monthly income is $x,xxx.xx after Subject loan the Proposed amount $x,xxx.xx and Total Non-housing Payments is $x,xxx hence, the Calculated DTI Ratio is xx.xxx%   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: xxx Tape Value: xxx Variance: -x Variance %: -x.xxxxx% Comment: Original Note REflects Stated Remaining Term as xxx. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "This loan failed the reimbursement amount validation test.
The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

This loan failed the closing or reimbursement date validation test.
The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase test. Initial LE dated  8/XX/2020 does not reflects Transfer Taxes. However, Final CD dated 10/XX/2020 reflects Transfer Taxes at $625.00. This is an increase of $625.00 for charges that cannot increase."
* Loan does not conform to program guidelines (Lvl 3)     "Seller Tape Reflects an issue where the Loan Transaction is FHA with a Flip within 90 days, Due to which FHA will not insure this type of transactions."
* MI, FHA or MIC missing and required (Lvl 3)     "MI Certificate is missing in the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate Lock Agreement is missing in the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan has a qualified mortgage DTI of 50.190%,the borrower co-borrower and co-applicant Income is $9,627.63 and the total expenses are in the amount of $4,832.12 The loan was underwritten by AUS/DU(xx pg#1367) and Its recommendation is "Approve/Eligible" with a DTI of 50.190%."		Moderate	Pass	Pass	Pass	Pass	No Result	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
23991269	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,694.05	07/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,285.02	5.625%	180	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	40.310%	First	Final policy	Not Applicable	Not Applicable	11/XX/2020	$155,999.00	Not Applicable	2.750%	$1,058.64	01/XX/2021	Financial Hardship	As per review of latest updated title report dated xx/XX/2021 the subject mortgage was originated on xx/XX/2019 in favor of xx in the amount of $xx which was recorded on xx/XX/2019 under Bk/Pg# xx The chain of assignment has been completed as the mortgage is currently with the current assignee xx

No active judgments or liens have been found against the name of borrower or subject property.
The annual xx for 2020 have been paid in the amount of $1,694.05.
No prior year delinquent taxes have been found.	As per review of latest payment history as of xx/XX/2021 the loan is performing. The last payment was received on xx/XX/2021 in the total amount of $1,287.04 with the interest rate of 2.750% and P&I $1,058.64 for the due date of xx/XX/2021. The next due date is xx/XX/2021. The current UPB reflected is in the amount of $xx.	xx:As per review of latest payment history as of xx/XX/2021 the loan is performing. The last payment was received on xx/XX/2021 in the total amount of $1,287.04 with the interest rate of 2.750% and P&I $1,058.64 for the due date of xx/XX/2021. The next due date is xx/XX/2021. The current UPB reflected is in the amount of $xx.

The loan modification agreement was made on xx/XX/2020 with xx. The new unpaid principal balance is $xx. The borrower promised to pay P&I in the amount of $1,058.64 with new interest rate of 2.75%. The first payment had begun from xx/XX/2019 and ends with the maturity date of xx/XX/2035.

No evidences have been found regarding the current/prior foreclosure proceedings.
The subject property is owner occupied and no visible damages were reported.
As per PACER report borrower has not filed bankruptcy since loan origination.
At the time of loan origination borrower was working as “xx	The loan modification agreement was made on xx with Fixed Amortization. The new unpaid principal balance is $xx. The borrower promised to pay P&I in the amount of $1,058.64 with new interest rate of 2.75%. The first payment had begun from xx and ends with the maturity date of xx	Credit Report Missing or error on the Rate Lock Right of Rescission	Field: Age of Loan Loan Value: xx Tape Value: xx |---| -xx |----| -xx.xxxxx% Comment: NA Tape Source: Initial Tape Type:
Field: Borrower #x Middle Name   Loan Value: xx   Tape Value: xx  Variance:    Variance %:    Comment: The Note dated x/XX/xxxx and signed at closing, reflects the Borrower #x Middle Name as xx.   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xxx (Days)   Variance %:    Comment: This is construction loan, Hence Note Document reflects First payment date as xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: $xxxxxx.xx   Tape Value: $xxxxxx.xx   Variance: $x.xx   Variance %: x.xxxxx%   Comment: The Note dated x/XX/xxxx and signed at closing, reflects the Original Balance as $xx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Amount of Secondary Lien:$xxx. Loan Amount: $xx. CLTV =xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. LTV =xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: x.xxxxx%   Tape Value: x.xxxxx%   Variance: x.xxxxx%   Variance %: x.xxxxx%   Comment: The Note dated x/XX/xxxx and signed at closing, reflects the Original Stated Rate as x.xxxxx%   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Total Original T&I for Debt Ratios: (Real Estate Taxes $x.xx + Hazard Insurance $xx.xx + Flood Insurance $xx + MI $xx.xx + HOA Dues $x ) equals $x,xxx.xx and All Other Monthly payments are $x,xxx.xx. The Borrowers Total Monthly income Verified as $x,xxx.xx. Hence, Post-Close DTI per xxxx is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-x   Loan Value: Refinance   Tape Value: Purchase   Variance:    Variance %:    Comment: Final Closing Disclosure reflects Purpose of Transaction as 'Refinance'.   Tape Source: Initial   Tape Type:
Field: Purpose Per Application   Loan Value: Construction/Perm   Tape Value: Purchase   Variance:    Variance %:    Comment: Final xxxx Application reflects Purpose as 'Construction/Perm.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: xxx Tape Value: xxx Variance: xx Variance %: xx.xxxxx% Comment: The Note dated x/XX/xxxx and signed at closing, reflects the Maturity date as xx/XX/xxxx. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the TRID construction term and interest validation test due to not provide one or more of the following information The construction period interest rate, or
The construction term, or The construction period interest reserve."
* LE/CD Issue date test Fail (Lvl 3)     "This loan failed the revised closing disclosure delivery date test the revised closing disclosure receipt date is provided and the revised closing disclosure receipt date is less than three business days."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape reflects following issues, "OTC loan with expired docs"."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock provided expired on 12/XX/2018 and the loan closed on 1/XX/2019. No lock extension found."
* Right of Rescission missing or unexecuted (Lvl 3) "Right of Rescission is missing from loan documents."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Loan failed Qualified Mortgage Safe Harbor Threshold test APR Calculated 6.681% APR Threshold 5.810% Over By +0.871%.

Loan failed the TILA APR Test due to APR Charged 6.241% APR Threshold 6.681% Over by +0.440%. Subject loan is a refinance, originated on 1/XX/2019 and the SOL is 3 years.

This loan failed the NC rate spread home loan test.Due to The loan is a rate spread home loan, as defined in the legislation."
* ComplianceEase TILA Test Failed (Lvl 2)     "Finance charge disclosed on Final CD as $xx. Calculated Finance Charge is  $xx.Loan fails TILA Finance Charge Test for an under disclosed amount of $xx.Reason for Finance Charge under disclosure is unknown as the Fee Itemization and the Compliance Findings are missing. Subject loan is a refinance, originated on 1/XX/2019 and the SOL is 3 years."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed Compliance Ease Higher priced mortgage loan test. APR Calculated 6.681% APR Threshold 5.810% Over By +0.871%. Missing Higher Priced Mortgage Loan Disclosure signed by Borrower."
																																																																																								* Missing credit report (Lvl 2) "Credit report is missing from loan file"		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
93069586	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$1,342.84	05/XX/2021	Unavailable	No	Moratorium	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$418.72	12.570%	240	xx	xx	Conventional	Fixed	Refinance	xx	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	07/XX/2021	$22,254.00	Not Applicable	5.000%	$281.74	08/XX/2021	Financial Hardship	The review of the updated title report dated xx/XX/2021 shows that the subject mortgage was originated on xx/XX/1997 and was recorded on xx/XX/1997 in the amount of $xx with lender is xx with Instr | Book/Page# is xx. The chain of assignment has been completed .The last assignment is with xx, FSB, xx for xx A Active liens and judgment have been found: There is one municipal lien which was recorded on xx/XX/2015 in the amount of $128.78 in favor of Superintendent of xx with the Instr | Book/Page# is xx. 1st installment county taxes of 2020 have been paid in the amount of $671.42. 2nd installment county taxes of 2020 have been due in the amount of $671.42. No prior years delinquent taxes have been found pending.	As per the review of payment history as of xx/XX/2021, the borrower is delinquent for 42 months with the loan and the next due date for payment is xx/XX/2017. The last payment was received on xx/XX/2021 in the amount of $358.50 which was applied for due date xx/XX/2017. The current P&I is in the amount of $358.50 and current PITI is in the amount of $358.50 with an interest rate of 12.57%. The current UPB reflected as per the payment history is in the amount of $4,263.31.	xx:The loan is currently in foreclosure. As per the review of payment history as of xx/XX/2021, the borrower is delinquent for 42 months with the loan and the next due date for payment is xx/XX/2017. The last payment was received on xx/XX/2021 in the amount of $358.50 which was applied for due date xx/XX/2017. The current P&I is in the amount of $358.50 and current PITI is in the amount of $358.50 with an interest rate of 12.57%. The current UPB reflected as per the payment history is in the amount of $4,263.31. As per servicing comment unable to determine the reason for default. The subject property has been occupied by owner. The borrower's intention is to keep the property. No damage or repairs are found. The loan was modified on xx/XX/2021 between the borrower xx and the lender is xx, FSB, as Trustee of xx A. The new modified principal balance as per modification is in the amount of $xx with an interest rate of 5.00% and the borrower promises to pay P&I in the amount of $281.74 beginning from xx/XX/2021. The maturity date as per modification is xx/XX/2029. There is no any deferred balance. The interest-bearing amount is $xx. The principal forgiven is $6,980.39. xx:The foreclosure was indicated in loan and foreclosure was referred on xx/XX/2017 and complaint was filed on xx/XX/2017 but foreclosure was put on hold due to xx-19 on xx/XX/2020. No further detail is available regarding foreclosure. xx:xx	The loan was modified on xx between the borrower Lisa Short and the lender is Wilmington Savings Fund Society, FSB, as Trustee of Stanwich Mortgage Loan Trust A. The new modified principal balance as per modification is in the amount of $xx with an interest rate of 5.00% and the borrower promises to pay P&I in the amount of $281.74 beginning from xx The maturity date as per modification is xx There is no any deferred balance. The interest-bearing amount is $xx. The principal forgiven is $6,980.39.
Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Current Legal Status Loan Value: Foreclosure Tape Value: Performing |---| |----| Comment: Current legal status is foreclosure Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xx (Days)   Variance %:    Comment: Last payment received date is x/XX/xxxx   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: Unavailable   Tape Value: Reduced   Variance:    Variance %:    Comment: Loan documentation type is no Documentation   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: FFFFFFFFFFFF   Variance:    Variance %:    Comment: Payment history string is xxxxxxxxxxxxxxxxxxxxxxxxxxxxx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx Tape Value: FFFFFFFFFFFF Variance: Variance %: Comment: Payment history string reversed is xxxxxxxxxxxxxxxxxxxxxxxxxxxxx Tape Source: Initial Tape Type:	4: Unacceptable	* ComplianceEase HOEPA Test Failed (Lvl 4) "The CE risk indicator is Critical as the loan is failing HOEPA High Cost Mortgage Points and Fees Threshold Test. Total fees charged is $3,178.02 and allowed $2,669.32, however it is over charged by $508.70.
Fees Included-
Loan Origination Fee $1,064.40
Credit Life Insurance Premium $1,926.62
Settlement / Closing / Escrow Fee $187.00"	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test.
The annual percentage rate (APR) is 14.077%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method.
The loan data is 0.000% and comparison data is 14.077%; hence, the variance is -14.077%."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* Missing Appraisal (Lvl 2)     "The Appraisal report at the time of origination is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from loan file"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Illinois State. The following required state disclosures are missing from the loan file. 1. IL Collateral Protection Insurance Notice 2. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure document is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "Right of rescission is missing from the loan file."		Critical	Fail	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
41327437	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$12.31	06/XX/2021	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$423.81	12.210%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated xx/XX/2021 the subject mortgage was originated on xx/XX/2007 with xx Recorded on xx/XX/2007.
There are three civil judgments, 1st is in the amount of $275.00 recorded on xx/XX/2021 in the favor of xx, 2nd is in the favor of xx recorded on xx/XX/2021 in the amount of $0.00 and 3rd in the favor of xx Company recorded on xx/XX/2019 in the amount fop $0.00.
Combined annual tax of 2020 has been paid in the amount of $12.31 .No prior years delinquent taxes have been found.	According to the payment history as of xx/XX/2021 the last payment date was xx/XX/2021 the payment applied date was xx/XX/2020 and the next due date for payment is xx/XX/2020.The P&I is in the amount of $$423.81 and PITI is in the amount of $423.81. The UPB reflected as per the payment history is in the amount of $xx.Borrower making payment as per Adjustment if xx.	xx:The loan is in foreclosure. xx for default is xx.
According to the payment history as of xx/XX/2021 the last payment date was xx/XX/2021, the payment applied date was xx/XX/2020 and the next due date for payment is xx/XX/2020.The P&I is in the amount of $383.17 and PITI is in the amount of $423.81. The UPB reflected as per the payment history is in the amount of $xx.
No information has been found related to foreclosure and bankruptcy.
The property is owner occupied and in good condition. No information has been found related damage or repairs. xx:Foreclosure was initiated.The file was referred to attorney completed on xx/XX/2021.No further information has been found. xx:xx	Not Applicable	Credit Application Credit Report	Field: Current Legal Status Loan Value: Foreclosure Tape Value: Performing |---| |----| Comment: Current legal status is collection Tape Source: Initial Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Not Applicable   Tape Value: x/XX/xxxx   Variance:    Variance %:    Comment: Doc date of last modification is unavailable   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xx (Days)   Variance %:    Comment: Last payment received date is x/XX/xxxx   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: Unavailable   Tape Value: Reduced   Variance:    Variance %:    Comment: Loan documentation type is no documentation   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xxx   Tape Value: xxx   Variance: -xx   Variance %: -x.xxxxx%   Comment: NA.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: FFFFFxxxxxxx   Variance:    Variance %:    Comment: Payment history string is xxxxxxxxxxxxxxxxxxxxxxxx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxFFFFF   Variance:    Variance %:    Comment: Payment history string reversed is xxxxxxxxxxxxxxxxxxxxxxxx   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/XX/xxxx Tape Value: x/XX/xxxx Variance: -xxx (Days) Variance %: Comment: Stated maturity date is unavailable Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: Result: FAIL; Loan Data:  $xx ; Comparison Data: $xx; Variance: -$4,019.80.

This loan failed the TILA finance charge test.
The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate because it is understated by more than $100."
* Missing credit report (Lvl 2)     "Credit report is missing from loan file"
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by borrower."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
75095242	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,020.58	05/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,142.97	10.190%	360	xx	xx	Conventional	Fixed	Cash Out	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	The review of the Updated title report dated xx/XX/2021 reflects that the subject mortgage was originated on xx/XX/2007 with the lender xx the amount of $xx, which was recorded on xx/XX/2007 Instrument# | Book/Page# xx
The chain of the assignment has been completed.
There is state tax lien active against the borrower in the Favor of xx  in the amount of $5650.00 which was recorded on xx/XX/1998 prior to subject mortgage.
Combined 1st half taxes for the year of 2021 have been paid on xx/XX/2021 in the amount of $3020.60.
Combined 2nd half taxes for the year of 2021 have been paid on xx/XX/2021 in the amount of $3020.58.
No prior year’s delinquent taxes have been found.	According to a review of the payment history as of xx/XX/2021, the borrower is currently performing with the loan and the next due date for the regular payment is xx/XX/2021. The last payment was received on xx/XX/2021 total in the amount of PITI $2,370.24 which includes P&I $1,707.24, which was applied for the due date of xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.	xx:According to the review of the servicing comments, the Status of loan is currently performing. As per the payment history as of xx/XX/2021, the borrower is currently performing with the loan and the next due date for the regular payment is xx/XX/2021. The last payment was received on xx/XX/2021 total in the amount of PITI $2,370.24 which includes P&I $1,707.24, which was applied for the due date of xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.
No comments have been found regarding reason for default.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No damage pertaining to the subject property has been found. xx:xx:xx	This is conventional fixed rate mortgage which was originated on xx with P&I of $732.09 and the interest rate of 13.83%. The loan maturity date is xx According to the latest payment history as of xx the current interest rate is 3.00% and P&I is $1661.10. However, there is a reduction in P&I and rate of interest with respect to Note data which seems that there would be a possible modification.	Credit Application Credit Report Origination Appraisal	Field: Deferred Balance Amount Loan Value: Unavailable Tape Value: $xxxx.xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: Unavailable   Tape Value: x/XX/xxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: Unavailable   Tape Value: Reduced   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xxx   Tape Value: xxx   Variance: -xx   Variance %: -x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $xxxx.xx   Tape Value: $xxxx.xx   Variance: $xxxx.xx   Variance %: xx.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: xx.xxxxx%   Tape Value: x.xxxxx%   Variance: x.xxxxx%   Variance %: x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: Mxxxxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx Tape Value: xxxxxxxxxxxM Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Missing credit report (Lvl 3) "Credit report is missing from loan file"	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "ComplianceEase Risk Indicator is "Moderate" due to:
TILA Finance Charge Test: FAIL $xx $xx -$121.98
TILA Foreclosure Rescission Finance Charge Test: FAIL $xx $xx -$121.98"
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: FAIL $xx $xx -$121.98
This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) )
The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate because it is understated by more than $100.
TILA Foreclosure Rescission Finance Charge Test: FAIL $xx $xx -$121.98
This loan failed the TILA foreclosure rescission finance charge test. ( 12 CFR §1026.23(h) , transferred from 12 CFR
§226.23(h) )
The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate for purposes of rescission because it is understated by more than $35."
																																																																																								* Missing Appraisal (Lvl 2) "Appraisal report is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
85273293	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	05/XX/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$286.87	9.490%	181	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Unavailable	Unavailable	Not Applicable	4.999%	$156.34	Unavailable	Financial Hardship	According to updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2005 with xx which was recorded on xx/XX/2005. The chain of assignment has been completed. Currently, the mortgage assignment is with xx, is on first lien position. No active judgments or liens found on the subject property.	The payment history dated xx/XX/2021 shows that the borrower is performing and next payment due date is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $156.34 which was applied for the due date on xx/XX/2021.The current UPB is in the amount of $xx.	xx:Currently the loan is in performing.
The payment history dated xx/XX/2021 shows that the borrower is performing and next payment due date is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $156.34 which was applied for the due date on xx/XX/2021.The current UPB is in the amount of $xx. xx is missing from loan file as this is a fixed rate conventional mortgage with P&I of $286.87 along with interest rate of 9.490% till the maturity date of xx/XX/2020.The current P&I as per the latest payment history as of xx/XX/2021 is $156.34 and rate of interest is 4.999%, however, there is a reduction in rate of interest with respect to Note data which seems that there may be a possibility of modification. No evidence has been found regarding the modification in latest collection comments.
As per PACER, the debtor had filed bankruptcy under chapter-13 with the case#xx on xx/XX/2010 and the plan was confirmed on xx/XX/2011. POC was filed before the deadline. Deadline date was xx/XX/2011. POC was filed on xx/XX/2011, in the secured claim amount $xx and an arrearage in the amount of $0.00. The bankruptcy later converted to chapter 7. Currently the Bankruptcy is not in active status since it was discharged on xx/XX/2014 and was fully terminated on xx/XX/2014.
As per collection comment the subject property is occupied by owner with good condition and well maintained. No comment regarding damage and repairs located to the subject property. xx:xx:As per PACER, the debtor had filed bankruptcy under chapter-13 with the case#xx on xx/XX/2010 and the plan was confirmed on xx/XX/2011. POC was filed before the deadline. Deadline date was xx/XX/2011. POC was filed on xx/XX/2011, in the secured claim amount $xx and an arrearage in the amount of $0.00. The bankruptcy later converted to chapter 7. Currently the Bankruptcy is not in active status since it was discharged on xx/XX/2014 and was fully terminated on xx/XX/2014.	The Modification is missing from loan file as this is a fixed rate conventional mortgage with P&I of $286.87 along with interest rate of 9.490% till the maturity date of xx
 The current P&I as per the latest payment history as of xx is $156.34 and rate of interest is 4.999%, however, there is a reduction in rate of interest with respect to Note data which seems that there may be a possibility of  modification.
No evidence has been found regarding the modification in latest collection comments.
Affiliated Business Disclosure Credit Application Credit Report HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Deferred Balance Amount Loan Value: Not Applicable Tape Value: $xxxx.xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: Unavailable   Tape Value: Reduced   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xxx   Tape Value: xxx   Variance: -xxx   Variance %: -xx.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $xxx.xx   Tape Value: $xxx.xx   Variance: $xxx.xx   Variance %: xx.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: x.xxxxx%   Tape Value: x.xxxxx%   Variance: x.xxxxx%   Variance %: x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: MMMxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xxxxxxxxxxxxxxxxxxxxxMMM Tape Value: xxxxxxxxxxxx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. And estimated HUD-1/Fee itemization/GFE is also not available in the loan file."	* Application Missing (Lvl 2) "The Final 1003 (Application) is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal at the origination is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from loan file"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from loan files."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from loan files."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "Right of rescission is missing from loan files."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
74372579	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$0.00	06/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$319.43	7.446%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2003 and recorded on xx/XX/2003 with the lender xx for the amount of $xx.
The chain of assignment has been completed. Currently, the assignment is from xx
No active liens and judgments have been found against the borrower and subject property.
First installments of county annual taxes for the year of 2021 are due in the amount of $346.02 on xx/XX/2021.
No prior year delinquent taxes have been found.	According to latest payment history as of xx/XX/2021, the borrower is currently delinquent for 1 month and the next due date is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $473.00 which was applied for the due date xx/XX/2021. The unpaid principal balance is reflected in the amount of $xx. The current P&I is $319.43 and the interest rate is 7.446%.	xx:The loan is currently in the Collection and the next due date is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $473.00 which was applied for the due date xx/XX/2021. The unpaid principal balance is reflected in the amount of $xx. The current P&I is $319.43 and the interest rate is 7.446%. The loan has not been modified. As per the comment dated xx/XX/2021, the trial mod has been approved and mod dated xx/XX/2021. The foreclosure was not initiated. The borrower did not file bankruptcy. As per the comment dated xx/XX/2021, the reason for default is death of the borrower. The subject property is occupied by unit and the borrower intends to keep the property. As per the comment dated xx/XX/2021, the borrower has been impacted by covid-19 and the borrower’s income has been impacted by covid-19. As per the comment dated xx/XX/2021, the forbearance plan has been active. No comment pertaining damage to the subject property has been observed. xx:xx:xx	Not Applicable	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
HUD-1 Closing Statement
Initial Escrow Acct Disclosure
Missing Required State Disclosures
Note
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	Field: Deferred Balance Amount Loan Value: Not Applicable Tape Value: $xxx.xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: Unavailable   Tape Value: Reduced   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: Unavailable   Tape Value: x/XX/xxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx Tape Value: xxxxxxxxxxxx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Note is missing or unexecuted (Lvl 4) "Note is missing from the loan files. The loan has not been modified."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with Estimated HUD-1 and Itemization are missing from the loan files."	* Application Missing (Lvl 2) "Final application is missing from the loan files."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan files."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal is missing from the loan files."
* Missing credit report (Lvl 2)     "Credit report is missing from loan file"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Michigan State. The following required state disclosures are missing from the loan file.
1. MI Borrower's Bill of Rights
2. MI Consumer Caution and Homeownership Counseling Notice
3. Choice of Insurance xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan files."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
66829684	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	03/XX/2021	Not Applicable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$417.42	11.870%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	7.000%	$281.05	Unavailable	Financial Hardship	As per updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2008 in favor of xx and it was recorded on xx/XX/2008.
The chain of assignment has been completed.
No active judgments or liens have been found.	The payment history dated as of xx/XX/2021 reveals that the borrower has been delinquent from xx/XX/2021. The loan is in delinquency for 4 months. The last payment was received on xx/XX/2021 in the amount of $281.05 and it was applied for the due date of xx/XX/2021. The current P&I is $281.05 and interest rate is 7.00%. The current unpaid principal balance is in the amount of $xx.
The seller tape as of xx/XX/2021 reveals that the borrower has been delinquent from xx/XX/2021. The loan is in delinquency for 1 months.	xx:Loan is in collections.
The payment history dated as of xx/XX/2021 reveals that the borrower has been delinquent from xx/XX/2021. The loan is in delinquency for 4 months. The last payment was received on xx/XX/2021 in the amount of $281.05 and it was applied for the due date of xx/XX/2021. The current P&I is $281.05 and interest rate is 7.00%. The current unpaid principal balance is in the amount of $xx.
The seller tape as of xx/XX/2021 reveals that the borrower has been delinquent from xx/XX/2021. The loan is in delinquency for 1 months. xx:THe foreclosure was put on hold due to loss mitigation. As per comment dated xx/XX/2021, the file was closed due to loan modification. xx:xx	As per conventional interest only Fixed Note interest rate was 11.87% and P&I was $417.42. The payment history as of xx and seller tape shows current P&I is $281.05 and interest rate is 7.00%. Seller tape shows loan maturity date was extended to xx However, the loan modification agreement is missing from the loan file.	Credit Application Credit Report	Field: Current Legal Status Loan Value: Collections, xx-xxx Days Tape Value: Collections, < xx Days |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Unavailable   Tape Value: $xx.xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xxx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: Unavailable   Tape Value: Reduced   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xxx   Tape Value: xxx   Variance: -xx   Variance %: -x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $xxx.xx   Tape Value: $xxx.xx   Variance: $xxx.xx   Variance %: xx.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: xx.xxxxx%   Tape Value: x.xxxxx%   Variance: x.xxxxx%   Variance %: x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: Unavailable Tape Value: xx/XX/xxxx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "The CE risk indicator is Significant as the loan is failing for NC Rate Spread Home Loan Test. It exceeds NC RSHL Modified HMDA APR Threshold and NC RSHL Conventional Mortgage Rate APR Threshold.
1) NC RSHL Modified HMDA APR Threshold test: -   Loan data 12.00% Comparison data 7.560% Variance 4.440%.
2) NC RSHL Conventional Mortgage Rate APR Threshold test: - Loan data 12.002% Comparison data 8.170% Variance 3.832%.
This loan failed the DTI provided test.
This loan failed the documentation type test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate for purposes of rescission because it is understated by more than $35.
The loan data is $xx and comparison data is $xx; hence, the variance is -$38.81."
* Missing credit report (Lvl 2)     "Credit report is missing from loan file"
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by borrower."		Significant	Pass	Fail	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
60104414	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$625.75	05/XX/2021	Not Applicable	No	Unavailable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$485.10	9.870%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2004 with Lender, xx the amount of $xx which was recorded on xx/XX/2004.
Chan of assignment is complete as the mortgage is currently assigned to xx FSB
No active judgments or liens have been found.
Property taxes of 2021 are due on xx/XX/2022 in the amount of $625.75.	As per payment history as of xx/XX/2021, the borrower is 2 months delinquent with loan payments. The next due date is xx/XX/2021 and the last payment was received xx/XX/2021 in the amount $584.67 which was applied for the due date of xx/XX/2021. The UPB reflected in the payment history is $xx.	xx:According to servicing comments as of xx/XX/2021, the loan is foreclosure. As per payment history as of xx/XX/2021, the borrower is 2 months delinquent with loan payments. The next due date is xx/XX/2021 and the last payment was received xx/XX/2021 in the amount $584.67 which was applied for the due date of xx/XX/2021. The UPB reflected in the payment history is $xx.
As per collection comment dated xx/XX/2021, the RFD is curtailment of income. Borrower is out of work.  No further details were found.
According to seller's tape data, the loan is in foreclosure and FC action was initiated on xx/XX/2021. No further information was found.
No damage or repair related information was found. xx:According to seller's tape data, the loan is in foreclosure and FC action was initiated on xx/XX/2021. xx:The borrower filed bankruptcy on 10/XX/2005under chapter 13, case#xx. Plan was confirmed on xx/XX/2006. BK was discharged on xx/XX/2012 and case was terminated on xx/XX/2012.	Not Applicable	Credit Application Credit Report	Field: Loan Documentation Type Loan Value: Unavailable Tape Value: Reduced |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xxx   Tape Value: xxx   Variance: xx   Variance %: x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $xxx.xx   Tape Value: $xxx.xx   Variance: $x.xx   Variance %: x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: x.xxxxx%   Tape Value: x.xxxxx%   Variance: x.xxxxx%   Variance %: x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Unavailable   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose Per Application   Loan Value: Unavailable   Tape Value: Refinance   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xxx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Manufactured Housing Tape Value: Single Family Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from loan file"
* Property is Manufactured Housing (Lvl 2)     "Mobile Home affixed.
																																																																																								As per appraisal report, the property type is manufactured home. Appraisal report states that property is attached to a permanent foundation system. As per the document located at xx property is affixed on permanent foundation and converted into real estate. However, VIN#/MH information is missing in legal of subject mortgage."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
37898225	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$1,275.12	05/XX/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,520.11	12.350%	360	xx	xx	Conventional	Fixed	Cash Out	Unavailable	Unavailable	Unavailable	No	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	11/XX/2016	$143,937.92	$15,952.19	3.125%	$467.44	11/XX/2016	Financial Hardship	The review of the updated title report dated xx/XX/2021 shows that the subject mortgage originated on xx/XX/2007 with xx “lender” and was recorded on xx/XX/2007.No single assignment of mortgage is available in the updated title report. The latest assignment of mortgage should be with xx. Annual county property taxes for the year 2021 due on xx/XX/2022 in the amount of $1,275.12. No prior years delinquent taxes found. The following junior mortgage is active on the title:
1- There is an active senior/prior Mortgage available in the updated title report in the amount of $xx in favor of xx and which was recorded on xx/XX/2000. However, Final title policy at the origination is missing from the loan file. Neither release/satisfaction of mortgage documents found in loan file also final HUD-1 is missing from the loan file.	Review of the payment history provided by xx Services for the period xx/XX/2019 till xx/XX/2021 shows borrower is more than 120 plus days delinquent. The last payment received was in the amount of $686.76 on xx/XX/2021 for due date xx/XX/2020. The next due date is xx/XX/2020. Current UPB reflects in the provided pay history is in the amount of $xx and current interest rate as per pay history is 3.125%.	xx:Available servicing comments from xx/XX/2018 till xx/XX/2021 states the loan is in active bankruptcy and payments are 120 plus days delinquent. Borrower ability seems low as struggling to make payments but it could get to better if an affordable restructure plan put in place. And borrower wants to keep the property.

The new modified rate is 3.125 % and borrower promises to pay P&I in the amount of $467.44 beginning on xx/XX/2016. The new principal balance is $1, 27,985.73. The maturity date is xx/XX/2056.  As per MOD lender decided to forgive principal amount of $xx from UPB which exceeds the modified UPB by more than 2%.

 The last payment received was in the amount of $686.76 on xx/XX/2021 for due date xx/XX/2020. The next due date is xx/XX/2020. Current UPB reflects in the provided pay history is in the amount of $xx and current interest rate as per pay history is 3.125%. xx Donald and xx Donald filed Chapter-13 bankruptcy Case#xx-5 on xx/XX/2019 and the plan was confirmed on xx/XX/2019. Voluntary petition filed on xx/XX/2019 shows amount of secured claim $xx and unsecured portion is $xx.0.

No details regarding foreclosure proceeding found in loan file or servicing comments.
No damage found on the subject property. xx:xx:xx and xx Donald filed Chapter-13 bankruptcy Case#xx-5 on xx/XX/2019 and the plan was confirmed on xx/XX/2019. Voluntary petition filed on xx/XX/2019 shows amount of secured claim $xx and unsecured portion is $xx.0.	Loan modification agreement was made between the Borrower xx and lender xx on xx The new modified rate is 3.125 % and borrower promises to pay P&I in the amount of $467.44 beginning on xx The new principal balance is $1, 27,985.73. The maturity date is xx As per MOD lender decided to forgive principal amount of $xx from UPB which exceeds the modified UPB by more than 2%.	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
HUD-1 Closing Statement
Mortgage Insurance
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	Field: Deferred Balance Amount Loan Value: $xxxxx.xx Tape Value: $xxxx.xx |---| $xxxxx.xx |----| xxx.xxxxx% Comment: As per the tape data, deferred balance amount is $x,xxx.xx however is $xx. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: x/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: -xxxx (Days)   Variance %:    Comment: As per the tape data, first payment date is xx/XX/xxxx however is x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xx (Days)   Variance %:    Comment: As per the tape data, last payment received date is x/XX/xxxx however is x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: Unavailable   Tape Value: Full Documentation   Variance:    Variance %:    Comment: As per the tape data, loan documentation type is Full Documentation however is No Documentation.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xxx   Tape Value: xxx   Variance: -xxx   Variance %: -xx.xxxxx%   Comment: As per the tape data, loan original maturity term months is xxx however is xxx.   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent   Loan Value: x   Tape Value: x   Variance: -x   Variance %: -xx.xxxxx%   Comment: As per the tape data, Mos currently delinquent is x however is x.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $xxxx.xx   Tape Value: $xxx.xx   Variance: $xxxx.xx   Variance %: xxx.xxxxx%   Comment: As per the tape data, original stated P&I is $xxx.xx however is $x,xxx.xx   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: xx.xxxxx%   Tape Value: x.xxxxx%   Variance: x.xxxxx%   Variance %: x.xxxxx%   Comment: As per the tape data, original stated rate is x.xxxx% however is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxx   Variance:    Variance %:    Comment: As per the tape data, payment history string is xxxxxxxxxxxxxx however is xxxxxxxxxxxxxxxxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxx   Variance:    Variance %:    Comment: As per the tape data, payment history reversed in xxxxxxxxxxxx however is xxxxxxxxxxxxxxxxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Unavailable Tape Value: Cash Out - Other Variance: Variance %: Comment: As per the tape data, purpose of refinance per application is Cash-out other however is Unavailable. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1is missing from the loan file."	* Application Missing (Lvl 2) "Final 1003 (Application) is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "The loan is conventional and LTV exceeds 100.00%. Hence, the MI certificate is required and which is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal at the origination is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from loan file"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
67236440	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$714.16	$714.16	03/XX/2021	Not Applicable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$413.25	12.280%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	04/XX/2009	$36,768.27	Not Applicable	12.280%	$413.25	05/XX/2009	Financial Hardship	The review of the updated title report dated xx/XX/2021 shows that the subject mortgage was originated on xx/XX/2008 and was recorded on xx/XX/2008 in the amount of $xx, with xx recorded with the Instrument/ Book/Page# xx of assignment has been completed. The last assignment is with xx

No active liens and judgments have been found against borrower and property. xx of 2020 have been delinquent in the amount of $714.16 and good through till xx/XX/2021.	According to the payment history as of xx/XX/2021, the borrower is delinquent for 4 months. The last payment was received on xx/XX/2021, the applied date was xx/XX/2021 and the next due date for payment is xx/XX/2021.The P&I is in the amount of $413.25 and PITI is in the amount of $444.27. The UPB reflected as per the payment history is in the amount of $xx.	xx:xx current status is collection.
According to the payment history as of xx/XX/2021, the borrower is delinquent for 4 months. The last payment was received on xx/XX/2021, the applied date was xx/XX/2021 and the next due date for payment is xx/XX/2021.The P&I is in the amount of $413.25 and PITI is in the amount of $444.27. The UPB reflected as per the payment history is in the amount of $xx.
The borrower has been making payment as per AOT which  was made on xx/XX/2009.The agreement made between the borrowers .The new modified principal balance as per modification is in the amount of $xx with interest rate starting at 12.280 % and the borrower promises to pay P&I in the amount of $413.25 beginning from xx/XX/2009. The maturity date as per loan modification agreement is xx/XX/2029.
According to the collection comment dated xx/XX/2021, the RFD is xx.
The subject property has been occupied by the owner. The borrower's intention is to keep the property.
No evidence has been found regarding Bankruptcy and Foreclosure.
No evidence has been found regarding litigation and contested matter. As per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs. xx:As per seller’s tape data the Foreclosure was initiated in 2021.The file was referred to attorney Completed on xx/XX/2021.However ,as per comment dated xx/XX/2021, the FC put on hold due to loss mitigation. xx:xx	The borrower has been making payment as per AOT which was made on xx agreement made between the borrowers .The new modified principal balance as per modification is in the amount of $xx with interest rate starting at 12.280 % and the borrower promises to pay P&I in the amount of $413.25 beginning from xx The maturity date as per loan modification agreement is xx	Affiliated Business Disclosure Credit Application Credit Report HUD-1 Closing Statement Notice of Servicing Transfer Right of Rescission	Field: Current Legal Status Loan Value: Collections, >= xxx Days Tape Value: Foreclosure |---| |----| Comment: update as per review. Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $xxxx.xx   Variance:    Variance %:    Comment: update as per review.   Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: update as per review.   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: Unavailable   Tape Value: Reduced   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xxx   Tape Value: xxx   Variance: -xx   Variance %: -x.xxxxx%   Comment: update as per review.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: FFxxxxxxxxxx   Variance:    Variance %:    Comment: update as per review.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxFF   Variance:    Variance %:    Comment: update as per review.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/XX/xxxx Tape Value: xx/XX/xxxx Variance: -xx (Days) Variance %: Comment: update as per review. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final Hud-1 is available in the loan file at location “xx”, however some of the points and fees of the HUD-1 are handwritten."	* Application Missing (Lvl 2) "The final Application is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from loan file"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business form Disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "Right of Rescission document is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
82061597	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$0.00	$189.91	06/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$826.91	11.800%	360	xx	xx	Conventional	Fixed	Cash Out	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2008 in the favor of xx with loan amount $xx and which was recorded on xx/XX/2008 with instrument#xx.
The chain of mortgage assignment has been completed. Currently, the mortgage assignment is with xx
No active liens and judgments have been found against the borrower and subject property.
Annual combined taxes for year 2020 have been paid off in the amount of $189.91.	The payment history dated as of xx/XX/2019 reveals that the borrower has been delinquent from xx/XX/2021. The loan is in delinquency for 4 months. The last payment was received on xx/XX/2021 in the amount of $859.04 and it was applied for the due date of xx/XX/2021. The current P&I is $593.75 and interest rate is 7.000%. The current unpaid principal balance is in the amount of $xx.	xx: The payment history dated as of xx/XX/2019 reveals that the borrower has been delinquent from xx/XX/2021. The loan is in delinquency for 4 months. The last payment was received on xx/XX/2021 in the amount of $859.04 and it was applied for the due date of xx/XX/2021. The current P&I is $593.75 and interest rate is 7.000%. The current unpaid principal balance is in the amount of $xx.

Bankruptcy was not filed.

No information has been found regarding the foreclosure.

As per comment dated xx/XX/2020, the borrower was impacted by covid-19. No other evidence has been found.
As per comment dated xx/XX/2021, reason for default was excessive obligations and unexpected expenses home / car repairs. xx:xx:xx	This is conventional fixed rate mortgage with P&I of $826.91 with the rate of interest 11.800% and a maturity date of xx The P&I as per payment history is the $593.75 and rate of interest is 7.00%, however, there is a reduction in P&I and rate of interest with respect to Note data which seems that there would be a possible modification. As per tape data, the loan has been modified on xx However, the modification document is missing from the loan file.	Affiliated Business Disclosure Credit Application Credit Report HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Deferred Balance Amount Loan Value: Unavailable Tape Value: $xxxx.xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: Unavailable   Tape Value: x/XX/xxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: Unavailable   Tape Value: Reduced   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xxx   Tape Value: xxx   Variance: -xx   Variance %: -x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $xxx.xx   Tape Value: $xxx.xx   Variance: $xxx.xx   Variance %: xx.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: xx.xxxxx%   Tape Value: x.xxxxx%   Variance: x.xxxxx%   Variance %: x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: Unavailable Tape Value: x/XX/xxxx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1 along with Estimated HUD-1, Fee itemization and closing instructions are also missing from the loan file."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from given loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
8674937	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$855.09	06/XX/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$944.14	11.760%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated xx/XX/2021 the subject mortgage was originated on xx/XX/2008 for the amount of $xx with the lender “xx, and it was recorded on xx/XX/2008. The chain of the assignment has been completed and currently the assignment is with “xx, which was recorded on xx/XX/2017. The subject mortgage is at first lien position. No active judgments or liens found. The combined first installment taxes for the year 2020 have been paid in the amount of $866.24 on xx/XX/2021 and the second installment is due in the amount of $427.49 till xx/XX/2021. No prior year’s delinquent taxes have been found.	According to updated payment history as of xx/XX/2021 the borrower has been delinquent with the loan from 5 months and the next due date for the payment is xx/XX/2021. The last payment was received in the amount of $944.14 on xx/XX/2021 which was applied to the due date of xx/XX/2020. The current unpaid principal balance is in the amount of $xx till the due date of xx/XX/2021. The current P&I is $944.14, PITI is $978.27 and interest rate is 11.748%.	xx:The current status of the loan is collection>=120 days and the next due date for the payment is xx/XX/2021. The last payment was received in the amount of $944.14 on xx/XX/2021 which was applied to the due date of xx/XX/2020. The current unpaid principal balance is in the amount of $xx till the due date of xx/XX/2021. The current P&I is $944.14, PITI is $978.27 and interest rate is 11.748%.
The comment dated xx/XX/2021 shows that the reason for default is curtailment of income.
The foreclosure was initiated in this loan and the case was referred to an attorney on xx/XX/2021. The foreclosure placed on hold for loss mitigation and the trial payment plan approved on xx/XX/2021. The first trial payment was made on xx/XX/2021 in the amount of $1000.00.
The comment dated xx/XX/2021 shows that someone take borrowers money from bank account due to fraud. The bank statement is showing $2378.00 being pulled from his account however the borrower authorized amount was $1000. No further information is available regarding the resolution of fraud.
According to PACER report the debtor had filed bankruptcy under chapter 13 with case#xx on xx/XX/2009. The proof of claim was filed by the creditor “xx,” for the amount of $xx with the amount of arrearage of $2784.90 on xx/XX/2010. The plan was confirmed on xx/XX/2010. The debtor shall pay $1595.00 monthly for 60 months. As per Trustee’s xx dated xx/XX/2015 the asserted claim is $xx however the allowed claim is in the amount of $xx and total allowed claim has been paid in the amount of $xx. xx:xx:According to PACER report the debtor had filed bankruptcy under chapter 13 with case#xx on xx/XX/2009. The proof of claim was filed by the creditor “xx.,” for the amount of $xx with the amount of arrearage of $2784.90 on xx/XX/2010. The plan was confirmed on xx/XX/2010. The debtor shall pay $1595.00 monthly for 60 months. As per Trustee’s xx dated xx/XX/2015 the asserted claim is $xx however the allowed claim is in the amount of $xx and total allowed claim has been paid in the amount of $xx.	Not Applicable	Credit Application Credit Report	Field: Current Legal Status Loan Value: Collections, >= xxx Days Tape Value: Foreclosure |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: Unavailable   Tape Value: Reduced   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xxx   Tape Value: xxx   Variance: xx   Variance %: xx.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: xx.xxxxx%   Tape Value: xx.xxxxx%   Variance: x.xxxxx%   Variance %: x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: FFFFxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxFFFFF   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Unavailable   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Referral Date   Loan Value: Not Applicable   Tape Value: x/XX/xxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/XX/xxxx Tape Value: xx/XX/xxxx Variance: xxxx (Days) Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "1003 is missing from the loan file."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "This loan failed the Indiana license validation test."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Compliance risk indicator is moderate."
* Missing credit report (Lvl 2)     "Credit reports are missing from the given loan file."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Moderate	Pass	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
29344793	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,825.05	06/XX/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,438.93	10.570%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	45.312%	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	As per the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2007 and was recorded on xx/XX/2007, in the amount of $xx
The chain of assignment has been completed. Currently, the assignment is with xx
A which is recorded on xx/XX/2017.
There is a state tax lien in the amount of $920.84 which was recorded on xx/XX/2011 in the favor of xx of
1st installment county taxes of 2020 have been paid in the amount of $2010.06.
2ns installment county taxes of 2020 have been due in the amount of $814.99.
No prior year delinquent taxes have been found.	According to the payment history as of xx/XX/2021, the borrower has been delinquent for 5 months and the next payment is due for xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $2,167.43. The P&I is in the amount of $772.16 and PITI is in the amount of $2,167.43. The UPB reflected as per the payment history tape data is in the amount of $xx.	xx:The loan is currently in collections and the next payment is due xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $2,167.43. No evidence of post-closing foreclosure has been found. As per the review of the PACER report, the borrowers xx had filed bankruptcy under chapter 13 on xx/XX/2016 with case number #xx. The debtor was dismissed on xx/XX/2018 and the case was terminated on xx/XX/2018.As per the comment dated xx/XX/2019, the RFD is curtailment of income. Unable to determine whether the borrower’s income was impacted by Covid. xx:xx:As per the review of the PACER report, the borrowers xx had filed bankruptcy under chapter 13 on xx/XX/2016 with case number #xx. The POC was filed on xx/XX/2013 with its secured amount of $xx and its arrearage amount of $2887.48. The case was converted from chapter 13 to chapter 7 on xx/XX/2010. The voluntary petition filed on xx/XX/2013, the amount of claim is $xx and the value of property is $xx. Hence, the unsecured portion is $xx. The debtor was dismissed on xx/XX/2018 and the case was terminated on xx/XX/2018.	As per conventional interest only Fixed Note interest rate was 10.570% and P&I was $1,438.93. The payment history as of xx and seller tape shows current P&I is $772.16 and interest rate is 4.625%. Seller tape shows maturity date was extended from xx to xx However, the loan modification agreement is missing from the loan file."	Credit Report	Field: Deferred Balance Amount Loan Value: Unavailable Tape Value: $xxxx.xx |---| |----| Comment: The loan modification agreement is missing from the loan file." Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: Unavailable   Tape Value: xx/XX/xxxx   Variance:    Variance %:    Comment: The loan modification agreement is missing from the loan file."   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment: The loan modification agreement is missing from the loan file."   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: Unavailable   Tape Value: Reduced   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xxx   Tape Value: xxx   Variance: -xx   Variance %: -xx.xxxxx%   Comment: As per the note, the loan original maturity term is xxx.   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent   Loan Value: x   Tape Value: x   Variance: -x   Variance %: -xx.xxxxx%   Comment: According to the payment history as of x/XX/xxxx, the borrower has been delinquent for x months   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $xxxx.xx   Tape Value: $xxx.xx   Variance: $xxx.xx   Variance %: xx.xxxxx%   Comment: As per the Note, the original stated P&I is $xxxx.xx   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: xx.xxxxx%   Tape Value: x.xxxxx%   Variance: x.xxxxx%   Variance %: x.xxxxx%   Comment: As per the Note, the original stated rate is xx.xxxx%   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxx   Variance:    Variance %:    Comment: As per the Payment history, the string is xxxxxxxxxxxxxxxxxxxxxxxx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxx   Variance:    Variance %:    Comment: As per the Payment history, the string reversed is xxxxxxxxxxxxxxxxxxxxxxx   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Maturity Date Loan Value: Unavailable Tape Value: x/XX/xxxx Variance: Variance %: Comment: The loan modification agreement is missing from the loan file." Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Missing credit report (Lvl 2) "Credit reports are missing from the given loan file." * ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
76782852	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$2,710.34	06/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,133.51	9.162%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	11/XX/2009	$382,953.43	$21,812.24	3.080%	$1,570.00	12/XX/2009	Financial Hardship	According to the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2006 and recorded on xx/XX/2006 with the lender xx or the amount of $xx. The chain of assignment has been completed. Currently, the assignment is from Wilmington savings fund society, xx which was recorded on xx/XX/2017. There are an active mortgage prior to the subject Mortgage, first in the favor of xx recorded on xx/XX/1993 for the amount of $xx and second in the favor of xx of Arizona recorded on xx/XX/2000 for the amount of $xx. There are 4 junior mortgages, first in the favor of xx recorded on xx/XX/2007 for the amount of $xx, second in the favor of Darin S Redabaugh recorded on xx/XX/2016 for the amount of $10,000.00, third in the favor of xx recorded on xx/XX/2016 for the amount of $6,700.00 and fourth in the favor of xx recorded on xx/XX/2016 for the amount of $5,000.00. There are 3 civil judgments against the borrower in the multiple favors for the total amount of $xx recorded on xx/XX/2017, xx/XX/2019 and xx/XX/2021. First and second installments of county taxes for the year of 2020 have been paid in the amount of $1,355.15 on xx/XX/2021 and $1,355.19 on xx/XX/2021. No prior year delinquent taxes have been found.	According to latest payment history as of xx/XX/2021, the borrower is currently delinquent for 6 months and the next due date is xx/XX/2020. The last payment was received on xx/XX/2021 in the amount of $2,032.00 which was applied for the due date xx/XX/2020. The unpaid principal balance is reflected in the amount of $xx. The current P&I is $1,570.00 and the interest rate is 3.079%.	xx:The loan is currently in the Collection and the next due date is xx/XX/2020. The last payment was received on xx/XX/2021 in the amount of $2,032.00 which was applied for the due date xx/XX/2020. The unpaid principal balance is reflected in the amount of $xx. The current P&I is $1,570.00 and the interest rate is 3.079%. The borrower has been making the payment as per the adjustment of terms agreement which was made on xx/XX/2009 between the borrower xx and lender "xx”. As per the modified terms, the new principal balance is $xx and the deferred principal balance is $xx. The borrower has promised to pay in the amount of $1,570.00 with the interest rate of 3.08% beginning on xx/XX/2009 till maturity date of xx/XX/2041. The foreclosure was not initiated. The borrower did not file bankruptcy. As per the comment dated xx/XX/2020, the reason for default is curtailment of income. As per the comment dated xx/XX/2020, the forbearance plan has been approved. As per the comment dated xx/XX/2020, the borrower has been impacted by covid-19 and the borrower’s income has been reduced. As per the comment dated xx/XX/2021, the borrower is unemployed. The subject property is owner occupied and the borrower intends to keep the property. As per the comment dated xx/XX/2021, the credit dispute has been received. No comment pertaining damage to the subject property has been observed. xx:xx:xx	The borrower has been making the payment as per the adjustment of terms agreement which was made on xx between the borrower "xx”. As per the modified terms, the new principal balance is $xx and the deferred principal balance is $xx. The borrower has promised to pay in the amount of $1,570.00 with the interest rate of 3.08% beginning on xx till maturity date of xx	Credit Application Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures	Field: Deferred Balance Amount Loan Value: $xxxxx.xx Tape Value: $xxxxx.xx |---| $-xxxx.xx |----| -xx.xxxxx% Comment: Per the Adjustment of Terms agreement in the file, the Deferred amount is $xx Tape Source: Initial Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The file contains an adjustment to terms for the subject mortgage   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xx (Days)   Variance %:    Comment: Per the payment history provided   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: Unavailable   Tape Value: Reduced   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xxx   Tape Value: xxx   Variance: -xx   Variance %: -xx.xxxxx%   Comment: The subject loan has been modified which extended the maturity date   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent   Loan Value: x   Tape Value: x   Variance: -x   Variance %: -xx.xxxxx%   Comment: Per the payment history provided   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $xxxx.xx   Tape Value: $xxxx.xx   Variance: $xxxx.xx   Variance %: xx.xxxxx%   Comment: The subject loan was modified changing the monthly P&I payments from $x,xxx.xx to $xxxx.xx   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: x.xxxxx%   Tape Value: x.xxxxx%   Variance: x.xxxxx%   Variance %: x.xxxxx%   Comment: Per the original Note, the original rate was stated at x.xxx%   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxx   Variance:    Variance %:    Comment: Per the payment history provided   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx Tape Value: xxxxxxxxxxxx Variance: Variance %: Comment: Per the payment history provided Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan files."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA right of rescission test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA right of rescission test. Closed-end  The funding date is before the third business day following consummation.  TILA Right of Rescission Test: FAIL"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit reports are missing from the given loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Colorado State. The following required state disclosures are missing from the loan file. 1. Cash-Out Refinance Disclosure 2. Property Insurance Disclosure 3. Colorado Notice to Cosigner 4. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
68940808	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$190.16	06/XX/2021	Not Applicable	No	Loss Mitigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$740.43	12.140%	360	xx	xx	Conventional	Fixed	Cash Out	Unavailable	Unavailable	Unavailable	Not Applicable	xx	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Unavailable	Unavailable	According to the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2008 and recorded on xx/XX/2008 with the lender MERS as nominee for xx, LLC for the amount of xx.
The chain of assignment has been completed. Currently, the assignment is with the xx, Fxx
Active liens and judgments have been found.
There is civil judgment against the borrower in the favor of xx and Trust for the amount of $588.96 and which was recorded on xx/XX/2008.
A city annual tax of 2021 is due in the amount of $190.16.
No, any prior year delinquent taxes have been found.	According to latest payment history as of xx/XX/2021, the borrower is currently delinquent for 7 months and the next due date is xx/XX/2020. The last payment was received on xx/XX/2020 in the amount of $310.52. The unpaid principal balance is reflected in the amount of xx. Current P&I of $310.52 & interest rate of 4.998%.	xx:According to latest payment history as of xx/XX/2021, the borrower is currently delinquent for 7 months and the next due date is xx/XX/2020. The last payment was received on xx/XX/2020 in the amount of $310.52. The unpaid principal balance is reflected in the amount of xx.

The foreclosure was initiated and file was referred to an attorney on xx/XX/2021. As per the collection comment dated foreclosure was put on hold due to loss mitigation. . No other information has been found. xx:The foreclosure was initiated and file was referred to an attorney on xx/XX/2021. As per the collection comment dated foreclosure was put on hold due to loss mitigation. . No other information has been found. xx:The borrower xx had bankruptcy under chapter 13 with the case# xx on 5/xx and plan was confirmed on xx/XX/2016. The POC was filed by creditor on xx/XX/2016 for the secured claim amount is xx and arrearage amount is $1561.72. The schedule D of xx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is $0.00. The debtor was dismissed on xx/XX/2016.	This is conventional fixed rate mortgage with P&I of $740.43 with the rate of interest 12.1400% and a maturity date of xx The P&I as per payment history is the $310.52 and rate of interest is 4.998%, however, there is a reduction in P&I and rate of interest with respect to Note data which seems that there would be a possible modification. Tape data not show any information regarding the modification.	Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Did a Modification Change Note Terms? Loan Value: Yes Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Not Applicable   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: Unavailable   Tape Value: Reduced   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xxx   Tape Value: xxx   Variance: -xx   Variance %: -x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $xxx.xx   Tape Value: $xxx.xx   Variance: $xxx.xx   Variance %: xxx.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: xx.xxxxx%   Tape Value: x.xxxxx%   Variance: x.xxxxx%   Variance %: x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: FFFFxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxFFFFF   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Unavailable   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: Unavailable Tape Value: x/XX/xxxx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with Estimated HUD-1 and Itemization is missing from the loan files."	* Application Missing (Lvl 2) "Application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit reports are missing from the given loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
68306455	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,709.24	11/XX/2020	Not Applicable	No	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,434.00	12.840%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2002 and recorded on xx/XX/2002 with the lender xx
The chain of assignment has been completed. Currently, the assignment is from xx
There are 2 civil judgments against the borrower, first in the favor of xx
Combined annual taxes for the year of 2020 have been paid in the amount of $1,709.24 on xx/XX/2020.
No prior year delinquent taxes have been found.	According to latest payment history as of xx/XX/2021, the borrower is currently delinquent for 8 months and the next due date is xx/XX/2020. The last payment was received on xx/XX/2020 in the amount of $1,470.55 which was applied for the due date xx/XX/2020. The unpaid principal balance is reflected in the amount of $xx. The current P&I is $1,004.98 and the interest rate is 4.000%.	xx:The loan is currently in the Foreclosure and the next due date is xx/XX/2020. The last payment was received on xx/XX/2020 in the amount of $1,470.55 which was applied for the due date xx/XX/2020. The unpaid principal balance is reflected in the amount of $xx. The current P&I is $1,004.98 and the interest rate is 4.000%. The loan has been modified. As per the comment dated xx/XX/2021, the foreclosure was initiated in 2021 and the file was referred to attorney on xx/XX/2021. The borrower xx had bankruptcy under chapter 13 with the case# xx on xx/XX/2010. The POC was filed by creditor xx on xx/XX/2012 for the secured claim amount is $xx and arrearage amount is $xx. However, the POC deadline dated xx/XX/2011. The chapter 13 plan was filed on xx/XX/2010. The chapter 13 plan was filed on xx/XX/2011 and the plan was confirmed on xx/XX/2011. The debtor has promised to pay to the trustee in the amount of $740.00 for 1-6 months and $800.00 for 7-60 months. The schedule D of xx shows that the amount of claim without deducting the value of the collateral is $xx and the value of the collateral is $xx. Therefore, the unsecured portion is $0.00. As per the chapter 13 trustee’s final report dated xx/XX/2016, the mortgage arrearage has been paid in the amount of $xx. The debtor was dismissed on xx/XX/2016 and the plan was terminated on xx/XX/2016. As per the comment dated xx/XX/2021, the subject property is unknown occupied and the borrower intends to keep the property. As per the comment dated xx/XX/2021, the subject property is located in FEMA disaster area xx which was declared on xx/XX/2021 till xx/XX/2021. As per the comment dated xx/XX/2020, the reason for default is illness of the borrower. No comment pertaining damage to the subject property has been observed. xx:As per the comment dated xx/XX/2021, the foreclosure was initiated in 2021 and the file was referred to attorney on xx/XX/2021. xx:The borrower xx Ricardo had bankruptcy under chapter 13 with the case# xx on xx/XX/2010. The POC was filed by creditor xx on xx/XX/2012 for the secured claim amount is $xx and arrearage amount is $xx. However, the POC deadline dated xx/XX/2011. The chapter 13 plan was filed on xx/XX/2010. The chapter 13 plan was filed on xx/XX/2011 and the plan was confirmed on xx/XX/2011. The debtor has promised to pay to the trustee in the amount of $740.00 for 1-6 months and $800.00 for 7-60 months. The schedule D of xx shows that the amount of claim without deducting the value of the collateral is $xx and the value of the collateral is $xx. Therefore, the unsecured portion is $0.00. As per the trustee’s chapter 13 final report dated xx/XX/2016, the mortgage arrearage has been paid in the amount of $xx. The debtor was dismissed on xx/XX/2016 and the plan was terminated on xx/XX/2016.	This is conventional fixed rate mortgage with P&I of $1,434.00 with the rate of interest 12.84% and a maturity date of xx The P&I as per payment history is the $1,004.98 and rate of interest is 4.000%, however, there is a reduction in P&I and rate of interest with respect to Note data which seems that there would be a possible modification.
As per tape data, the loan has been modified on xx However, the loan modification agreement is missing from the loan files.

Affiliated Business Disclosure
Credit Application
Credit Report
HUD-1 Closing Statement
Initial Escrow Acct Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	Field: Deferred Balance Amount Loan Value: Unavailable Tape Value: $xxxx.xx |---| |----| Comment: The file is missing an executed modification agreement, therefore the information provided is based on a modification/adjustment of terms write up Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: Unavailable   Tape Value: x/XX/xxxx   Variance:    Variance %:    Comment: The file is missing an executed modification agreement, therefore the information provided is based on a modification/adjustment of terms write up   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: Unavailable   Tape Value: Reduced   Variance:    Variance %:    Comment: The origination file is missing critical documentation to determine the doc type   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xxx   Tape Value: xxx   Variance: -xx   Variance %: -x.xxxxx%   Comment: The original Note indicates a maturity date of xx/XX/xxxx however the loan has been modified   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent   Loan Value: x   Tape Value: x   Variance: -x   Variance %: -xx.xxxxx%   Comment: Per payment history provided   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $xxxx.xx   Tape Value: $xxxx.xx   Variance: $xxx.xx   Variance %: xx.xxxxx%   Comment: The subject loan has been modified changing the original terms   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: xx.xxxxx%   Tape Value: x.xxxxx%   Variance: x.xxxxx%   Variance %: x.xxxxx%   Comment: The subject loan has been modified changing the original terms   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: FFxxxxxxxxxx   Variance:    Variance %:    Comment: Per payment history provided   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxFF   Variance:    Variance %:    Comment: Per payment history provided   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: RR x Box xxx-A   Tape Value: RR x BOX xxxA   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: Not Applicable   Tape Value: x/XX/xxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: Unavailable Tape Value: xx/XX/xxxx Variance: Variance %: Comment: The original Note indicates a maturity date of xx/XX/xxxx however the loan has been modified Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with Estimated HUD-1 and Itemization are missing from the loan files."	* Application Missing (Lvl 2) "Final application is missing from the loan files."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal is missing from the loan files."
* Missing credit report (Lvl 2)     "Credit report is missing from the given loan file."
* Missing Required State Disclosures (Lvl 2)     "The property is located in state of Texas. The following required State Disclosures are missing in the loan file.
1. TX Loan Agreement Notice
2. Commitment Requirement/Anti-Tying
3. TILA Disclosures in Spanish
4. Home Equity Consumer Disclosure
5. Home Equity Loan Interest and Fees Preclosing Disclosure
6. Home Equity Loan Copies of Documents
7. Home Equity Loan Rescission Notice
8. Fair Market Value of Homestead Property Acknowledgment
9. Home Equity Loan Notice of Address for Borrower Notification of Violation
10. Choice of Insurance Notice
11. Collateral Protection Insurance Disclosure
12. Non-Deposit Investment Product Disclosure Are there any promotional materials?
13. Insurance Solicitation/Post Commitment Requirement
14. Construction Loan Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from the loan files."
																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is missing from the loan files. The APR from Final TIL is 0.00% which is less than the original rate."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
15637157	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$207.70	06/XX/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$619.42	13.249%	180	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Unavailable	$38,080.76	Not Applicable	7.000%	$400.64	11/XX/2013	Financial Hardship	The review of the updated title report dated xx/XX/2021 shows that the subject mortgage was originated on xx/XX/2001 and it was recorded on xx/XX/2001 in the amount of xx
The chain of assignment is completed as the subject mortgage is still with the lender, xx

No active judgments/liens have been found in the updated title report against the borrower/subject property.

Annual county tax of $207.70 is due on xx/XX/2021.	Review of updated payment history as of xx/XX/2021, the loan is currently in delinquency for +15 months and the next due for regular payment is xx/XX/2020. The last regular payment xx has been made on xx/XX/2021 in the amount of $400.64 for the due date of xx/XX/2020. The UPB as of the date is in the amount of $xx	xx:No evidences have been found regarding property damages/repairs. The subject property is in average condition.

No evidences are available in the latest 24 months servicing comments regarding foreclosure proceedings

Review of updated payment history as of xx/XX/2021, the loan is currently in delinquency for +15 months and the next due for regular payment is xx/XX/2020. The last regular payment xx has been made on xx/XX/2021 in the amount of $400.64 for the due date of xx/XX/2020. The UPB as of the date is in the amount of $xx xx:xx:The debtor xx had filed Bankruptcy under chapter-13 on xx/XX/2018 with the Case#xx and the plan was confirmed on xx/XX/2019. POC was filed on xx/XX/2019 with the amount of claim of $xx and amount of arrearage of $2,478.85. xx-D in Voluntary petition shows that the unsecured amount is $ $0.00 out of secured claim in the amount of $xx and the value of collateral is $xx
The motion to modify confirmed chapter 13 plan was filed on xx/XX/2021.	As per Adjustment of Terms agreement, the loan was modified on xx with new principal balance of $xx. The borrower promises to pay the new modified P&I of $400.64 with the new fixed interest rate of 7.000% beginning from xx to the new maturity date of xx

Affiliated Business Disclosure Credit Application Credit Report Notice of Servicing Transfer Section 32 Disclosure	Field: Current Legal Status Loan Value: Bankruptcy-Delinquent Tape Value: Collections, >= xxx Days |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $xxxx.xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: Unavailable   Tape Value: Reduced   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xxx   Tape Value: xxx   Variance: -xxx   Variance %: -xx.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $xxx.xx   Tape Value: $xxx.xx   Variance: $xxx.xx   Variance %: xx.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: xx.xxxxx%   Tape Value: x.xxxxx%   Variance: x.xxxxx%   Variance %: x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx Tape Value: xxxxxxxxxxxx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* ComplianceEase HOEPA Test Failed (Lvl 4) "The CE risk indicator is Critical as the loan is failing HOEPA High Cost Mortgage Points and Fees Threshold Test. Total fees charged is $8,172.80 and allowed $3,866.29, however it is over charged by $4,306.51.
Fees Included-
Credit Life Insurance Premium $3,378.49
Health Insurance Premium $2,527.23
Loss of Income Insurance Premium $2,267.08"	* GSE Points and Fees Test Violations (Lvl 3) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.
xx"	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the given loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from the loan file."
																																																																																								* Sec 32 Disclosure not in file (Lvl 2) "This is hight cost loan. However, the section 32 disclosure is missing from the loan file."		Critical	Fail	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
35984579	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,972.52	01/XX/2018	Unavailable	No	FEMA Disaster	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$586.19	9.082%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2007 with xx which was recorded on xx/XX/2007. The chain of assignment has been completed. Currently, the mortgage assignment is with xx, xx is on first lien position. There is one order of sale against xx this was recorded on xx/XX/2018. Tax lien started foreclosure with case#T-xx However; subject creditor name is not mentioned. 2020 combined annual taxes have been deferred until sold in the amount of $1,965.91 due for xx/XX/2020; good through was xx/XX/2020. 2018-2019 combined annual taxes have been deferred until sold in the amount of $4,278.54 due for xx/XX/2019; good through was xx/XX/2020.	The payment history dated xx/XX/2021 shows that the borrower is delinquent for 40 months and next payment due date is xx/XX/2018. The last payment was received on xx/XX/2018 in the amount of $423.27 which was applied for the due date of xx/XX/2018. The current UPB is in the amount of $xx.	xx:Currently the loan is in foreclosure.
The payment history dated xx/XX/2021 shows that the borrower is delinquent for 40 months and next payment due date is xx/XX/2018. The last payment was received on xx/XX/2018 in the amount of $423.27 which was applied for the due date of xx/XX/2018. The current UPB is in the amount of $xx.
As per collection comments, the foreclosure was initiated and refers to attorney on xx/XX/2018. Complaint was filed on xx/XX/2019. Judgment was entered on xx/XX/2020. Foreclosure process puts on hold due to FEMA disaster. No further detail is available regarding foreclosure.
As per collection comment the subject property is occupied by owner with good condition and well maintained. As per the servicing comment dated xx/XX/2020, the damages were found. Unable to confirm then repairs are completed No details were found regarding the insurance claim. xx:As per collection comments, the foreclosure was initiated and refers to attorney on xx/XX/2018. Complaint was filed on xx/XX/2019. Judgment was entered on xx/XX/2020. Foreclosure process puts on hold due to FEMA disaster. No further detail is available regarding foreclosure. xx:xx	Not Applicable	Credit Application Credit Report Origination Appraisal	Field: Loan Documentation Type Loan Value: Unavailable Tape Value: Reduced |---| |----| Comment: Loan documentation type is No Documentation Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The Final 1003 (Application) is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal at the origination is missing from the loan file."
																																																																																								* Missing credit report (Lvl 2) "Credit report is missing from the given loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
54014388	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,544.42	08/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$912.76	2.875%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	793	Not Applicable	44.162%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2021 in the favor of MERS as nominee for xx
Chain of assignment has been completed. Currently, the mortgage is with MERS as nominee for xx which was recorded on xx/XX/2021.
No active judgments or liens have been found.
1st and 2nd installment taxes of 2021 have been due in the amount of $2312.47.
No prior year delinquent have been found.	As per the review of the payment history, the loan has been current with the loan and the next payment is due for xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $1,188.75 which was applied for xx/XX/2021. The current P&I is $912.76 and PITI is $1,188.75. The UPB is $xx.	xx:The present status of the loan is in performing and the next payment is due for xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $1,188.75 which was applied for xx/XX/2021. No foreclosure and bankruptcy have been found. The RFD is unable to be determined. The collection comments are missing. Therefore COVID review has not been performed. The comments are missing from xx/XX/2021 to xx/XX/2021.
No comments have been found stating the borrower’s income was impacted by Covid.
The borrower xx has been working at xx, LLC as a xx 2 for 7 months. xx:xx:xx	Not Applicable	Field: Age of Loan Loan Value: x Tape Value: x |---| -x |----| -xx.xxxxx% Comment: Age of Loan as x. Tape Source: Initial Tape Type:
Field: Borrower #x Middle Name   Loan Value: xx   Tape Value: xx  Variance:    Variance %:    Comment: Borrower #x Middle Name as per Original Note as xx.   Tape Source: Initial   Tape Type:
Field: Number Of Units   Loan Value: x   Tape Value: x   Variance: -x   Variance %: -xx.xxxxx%   Comment: Number of units as x.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: The borrowers monthly income is $x,xxx.xx after Subject loan the Proposed amount $x,xxx.xx and Total Non-housing Payments is $xxx.xx hence, the Calculated DTI Ratio is xx.xxx%   Tape Source: Initial   Tape Type:
Field: Post-Close Housing Ratio per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Total subject property PITIA (P&I $xxx.xx + Real Estate Taxes $xxx.xx + Hazard Insurance $xx.xx equals $xxxx.xx. Total verified monthly income equals $x,xxx.xx. Housing Ratio equals xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value:xx   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-x Loan Value: Refinance Tape Value: Cash Out Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the reimbursement amount validation test.
The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

This loan failed the closing or reimbursement date validation test.
The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation in “Charges That Cannot Increase More Than 10% Test” Comparable fee amount for Charges that cannot increase more than 10% in Initial Loan Estimate is $120.00 and on Final Closing Disclosure Fee amount is $195.00. Fee amount exceeds by $63.00."
* Loan does not conform to program guidelines (Lvl 3) "Seller tape shows the issue that the loan was Approved using OIW 275K with the LTV of 80%. Unknowingly PIW was lost when an Appraisal was ordered with a returned value of 245K with the LTV of 89.796% ."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "The loan has a qualified mortgage DTI of 44.162%,the borrowers Income was $3,726.66 and the total expenses are in the amount of $1,645.75 The loan was underwritten by AUS/DU(Schultz ANP21000019 DD Pkg.pdf pg#518) and Its recommendation is "Approve/Eligible" with a DTI of 44.16%."
																																																																																								* ComplianceEase TILA Test Failed (Lvl 2) "This loan fails “TILA Finance Charge Test”. Finance charge disclosed on Final CD is $xx. Calculated Finance Charge is $xx. The test fails for an under disclosed amount of $125.00. Reason for Finance Charge under disclosure is unknown as the Fee Itemization and the Compliance Findings are missing. Subject loan is a refinance, originated on 3/XX/2021 and the SOL is 3 years."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
12869328	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,331.05	08/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,133.93	2.990%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	791	803	14.410%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2021 in the favor of MERS as nominee for xx
Chain of assignment has been completed. Currently, the mortgage is with MERS as nominee for xx   which was recorded on xx/XX/2021.
No active judgments or liens have been found.
1st installment taxes of 2021 have been paid in the amount of $2172.12.
2nd installment taxes of 2021 have been due in the amount of $2158.93.
No prior year delinquent have been found.	As per the review of the payment history, the loan has been current with the loan and the next payment is due for xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $1,630.00 which was applied for xx/XX/2021. The current P&I is $1,133.93 and PITI is $1,630.00. The UPB is $xx.	xx:The present status of the loan is in performing and the next payment is due for xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $1,630.00 which was applied for xx/XX/2021. No foreclosure and bankruptcy have been found. The collection comments are missing. Therefore COVID review has not been performed. The comments are missing from xx/XX/2021 to xx/XX/2021. The borrower xx has been xx	Not Applicable	Field: Age of Loan Loan Value: x Tape Value: x |---| -x |----| -xx.xxxxx% Comment: The Note dated xx/XX/xxxx and signed at closing, reflects the Maturity date as xx/XX/xxxx. Tape Source: Initial Tape Type:
Field: Borrower #x First Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Note dated xx/XX/xxxx and signed at closing, reflects the Co-Borrower's First Name as 'xx'.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
																																																																																				Field: Number Of Units Loan Value: x Tape Value: x Variance: -x Variance %: -xx.xxxxx% Comment: Appraisal report in loan file reflects Number of units is x. Tape Source: Initial Tape Type:	3: Curable		* Settlement date is different from note date (Lvl 3) "Note Document dated 03/XX/2021. However, Final Closing Disclosure was Signed on 03/XX/2021."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Seller tape shows problem relying on declining SE income. No further details provided. Unable to rely on docs in file and unable to calc ATR."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
69719570	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,579.07	08/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,156.86	2.625%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	776	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2021 in the favor of MERS as nominee for xx
Chain of assignment has been completed. Currently, the mortgage is with MERS as nominee for xx which was recorded on xx/XX/2021.
No active judgments or liens have been found.
1st installment taxes of 2021 have been paid in the amount of $4289.58.
2nd installment taxes of 2021 have been due in the amount of $4289.49.
No prior year delinquent have been found.	As per the review of the payment history, the loan has been current with the loan and the next payment is due for xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $3,100.00 which was applied for xx/XX/2021. The current P&I is $2,156.86 and PITI is $3,100.00. The UPB is $xx.	xx:The present status of the loan is in performing and the next payment is due for xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $3,100.00 which was applied for xx/XX/2021. No foreclosure and bankruptcy have been found. The collection comments are missing. Therefore COVID review has not been performed. The comments are missing from xx/XX/2021 to xx/XX/2021. The borrower xx has been at xx., as a xx for 11 years 8 months xx:xx:xx	Not Applicable	Field: Age of Loan Loan Value: x Tape Value: x |---| -x |----| -xx.xxxxx% Comment: Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Number Of Units   Loan Value: x   Tape Value: x   Variance: -x   Variance %: -xx.xxxxx%   Comment: The Original Appraisal reflect Number of Units as x.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-x Loan Value: Refinance Tape Value: Cash Out Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "CE result is |Moderate as this loan has failed Charges That Cannot Increase and Non-Numeric Clerical Error and Post-Consummation Revised Closing Disclosure Delivery Date Test."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "TRID Violation in Charges that Cannot Increase test due to increase of fee in Initial LE dated 1/XX/2021. Initial LE dated 1/XX/2021 reflects Points - Loan Discount Fee at $6,713.00 and Appraisal Fee at $0.00. However, Revised CD dated 2/XX/2017 reflects Points - Loan Discount Fee at $6,755.46 and Appraisal Fee at $900.00. This is fee increase of $942.46 for 0% tolerance test fee. Valid COC for the increase in fee amount is missing in the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 49.701%. Seller defect shows income calculation is incorrect. Missing docs, and DTI may be over 100%. Unable to rely on documents in file and unable to calculate ATR."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan has failed Non-Numeric Clerical Error and Post-Consummation Revised Closing Disclosure Delivery Date Test. Subject loan is a refinance, originated on 2/XX/2021 and the SOL is 3 years.

Final CD was disclosed on 2/XX/2021 and PCCD was disclosed 60 days after on 6/XX/2021. Subject loan is a refinance, originated on 2/XX/2021 and the SOL is 3 years."
																																																																																								* Settlement date is different from note date (Lvl 2) "Final CD reflects closing date as 2/XX/2021. Notary's signature date on the Mortgage/Deed of Trust is 2/XX/2021. Note date is 2/XX/2021."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
85771107	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,992.51	08/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$934.84	2.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	808	Not Applicable	48.464%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2021 in the favor of MERS as nominee for xx
Chain of assignment has been completed. Currently, the mortgage is with MERS as nominee for xx   which was recorded on xx/XX/2021.
No active judgments or liens have been found.
Annual taxes of 2020 have been paid in the amount of $2992.51.
No prior year delinquent have been found.	As per the review of the payment history, the loan has been current with the loan and the next payment is due for xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $2,766.96 which was applied for xx/XX/2021. The current P&I is $934.84 and PITI is $1,383.48. The UPB is $xx.	xx:The present status of the loan is in performing and the next payment is due for xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $1,383.48 which was applied for xx/XX/2021. No foreclosure and bankruptcy have been found. As per the comment dated xx/XX/2021, the RFD is lost job. xx plan was offered that began from xx/XX/2021 in the amount of $2007.23.
The borrower xx has been working at xx as a xx for 3 years 10 months xx:xx:xx	Not Applicable	Missing Initial Closing Disclosure Missing or error on the Rate Lock	Field: Escrow Account Indicator Loan Value: Yes Tape Value: No |---| |----| Comment: Final Closing Disclosure Reflects Escrow Account as Yes. Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xx (Days)   Variance %:    Comment: As per the review of the payment history, the loan has been current with the loan and the next payment is due for xx/XX/xxxx. The last payment was received on x/XX/xxxx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxx   Tape Value: xxx   Variance:    Variance %:    Comment: The payment history is xxxxxxx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxx   Tape Value: xxx   Variance:    Variance %:    Comment: The payment history reversed is xxxxxxx   Tape Source: Initial   Tape Type:
Field: Post-Close Housing Ratio per xxxx Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: -xx.xxx% Variance %: -xx.xxxxx% Comment: Total subject property PITIA (P&I $xxx.xx + Real Estate Taxes $xxx.xx + Hazard Insurance $xxx.xx + MI $xx.xx equals $xxxx.xx. Total verified monthly income equals $x,xxx.xx. Housing Ratio equals xx.xx%. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "ComplianceEase Trid Tolerance Test is incomplete due to Initial CD is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial closing disclosure is missing from the loan file."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate Lock Agreement is missing in the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved/eligible at 46%. Seller defect shows income miscalculated and DU invalid at closing. Unable to rely on Documents in file & unable to calculate ATR."
																																																																																								* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.46%, the Borrower income was $4,819.00 and total expenses are in the amount of $2,335.48 and the loan was underwritten by DUxx		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
62136255	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,199.76	07/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,446.40	2.250%	360	xx	xx	VA	Fixed	Refinance	xx	xx	Streamline Refinance	Yes	xx	xx	25.000%	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	668	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2020 in the favor of MERS as nominee for xx,

Chain of assignment has been completed. Currently, the mortgage is with MERS as nominee for xx D/XX/A xx which was recorded on xx/XX/2020.
No active judgments or liens have been found.
Annual taxes of 2020 have been paid in the amount of $4199.76.
No prior year delinquent have been found.	As per the review of the payment history, the loan has been current with the loan and the next payment is due for xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $2,184.07 which was applied for xx/XX/2021. The current P&I is $1,446.40 and PITI is $2,184.07. The UPB is $xx.	xx:The present status of the loan is in performing and the next payment is due for xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $2,184.07 which was applied for xx/XX/2021. No foreclosure and bankruptcy have been found. The RFD is unable to be determined. No comments have been found stating the borrower’s income was impacted by Covid.
The borrowerxx has been working at xx Formerly as a xx for 6 years 9 months. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: Yes |---| |----| Comment: NA. Tape Source: Initial Tape Type:
Field: Escrow Account Indicator   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Escrow Account Indicator as Per Final CD is as Yes.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: -x (Days)   Variance %:    Comment: Original Note Reflects Original Note Doc date as xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "This loan failed the reimbursement amount validation test.
The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

This loan failed the closing or reimbursement date validation test.
The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that increase more than 10% test. Initial Loan estimate dated 10/XX/2020 does not reflects Recording Fee . However, Final CD dated 11/XX/2020 reflects Recording Fee at $38.00.This is a fee increase of $38.00 for charges that cannot increase more than 10%."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate Lock Agreement is missing in the loan documents."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
7215442	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,606.56	07/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,117.61	2.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	730	Not Applicable	16.965%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2020 and was recorded on xx/XX/2020, in the amount of $xx, with MERS as nominee for xx, LLC, with Book/Page#xx/

The chain of assignment has been completed. Currently, the assignment is with the MERS as nominee for xx, LLC.
There is a junior mortgage against the subject property in the favor of xx, which was originated on xx/XX/2020 and recorded on xx/XX/2020 in the amount of $xx.

There is a civil judgment against the borrower in the favor of State of NC, which was recorded on xx/XX/2000 xx in the amount of $33.85.
Annual combined taxes of 2021 have been paid on xx/XX/2021 in the amount of $6,606.56.	According to the payment history as of xx/XX/2021, the borrower is performing with the loan. The last payment was received on xx/XX/2021 which was applied for the due date of xx/XX/2021 and the next due date for payment is xx/XX/2021. The P&I is in the amount of $2,117.61 and PITI is in the amount of $2,828.77. The UPB reflected as per the payment history is in the amount of $xx.	xx:According to the payment history as of xx/XX/2021, the borrower is performing with the loan. The last payment was received on xx/XX/2021 which was applied for the due date of xx/XX/2021 and the next due date for payment is xx/XX/2021. The P&I is in the amount of $2,117.61 and PITI is in the amount of $2,828.77. The UPB reflected as per the payment history is in the amount of $xx. xx are missing. Therefore COVID review has not been performed. xx:xx:xx	Not Applicable	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: NA. Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xx (Days)   Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -xx.xxx%   Variance %: -xx.xxxxx%   Comment: Collateral Value used f or Underwriting: $xx. Amount of Secondary Lien(s): $x.xx. Loan Amount: $xx. CLTV =xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -xx.xxx%   Variance %: -xx.xxxxx%   Comment: The borrowers monthly income are $xx after Subject loan the Proposed amount $x,xxx.xx and Total Non-housing Payments is $x,xxx.xx hence, the Calculated DTI Ratio is xx.xxx %   Tape Source: Initial   Tape Type:
																																																																																				Field: Post-Close Housing Ratio per xxxx Loan Value: x.xxx% Tape Value: xx.xxx% Variance: -x.xxx% Variance %: -x.xxxxx% Comment: Total subject property PITIA (P&I $x,xxx.xx+Other Financing (P&I)x,xxx.xx + Real Estate Taxes $xxx.xx + Hazard Insurance $xxx.xx+Homeowners Assn. Dues $xx.xx equals $x,xxx.xx.Total verified monthly income equals $xx. Housing Ratio equals x.xxx%. Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Seller tape showed there was some income discrepancy. Details not provided. Unable to rely on docs and unable to calculate ATR."		Minimal	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
2238135	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,543.70	09/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$823.56	2.875%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	748	Not Applicable	21.223%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2021 with lender MERS as nominee for xx and recorded on xx/XX/2021 for the amount of $xx.
The chain of assignment has not been completed. No latest assignment has been found.
There are no active liens and judgments against the borrower.
Taxes for the year 2020 have been paid in the amount of $2543.70. No prior year tax delinquency has been found.	According to the payment history as of dated xx/XX/2021, the borrower is regular with payment and the next due date is xx/XX/2021.The last payment was received on xx/XX/2021 for the amount of $1115.54xx. The monthly P&I is in the amount of $823.56 with an interest rate of 2.875%. The current UPB is reflected in PH for the amount of $xx.	xx:The current status of the loan is performing. According to the payment history as of dated xx/XX/2021, the borrower is regular with payment and the next due date is xx/XX/2021.The last payment was received on xx/XX/2021 for the amount of $1115.54xx. The monthly P&I is in the amount of $823.56 with an interest rate of 2.875%. The current UPB is reflected in PH for the amount of $xx.
No comments have been found regarding the foreclosure and bankruptcy. The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. Also, no comments have been found regarding the income impacted due to covid-19. xx:xx:xx	Not Applicable	Origination Appraisal	Field: Application Date (Baseline script version) Loan Value: x/XX/xxxx Tape Value: xx/XX/xxxx |---| xx (Days) |----| Comment: As per tape data, Application date is xx/XX/xx. However, Final Application reflects Application date as x/XX/xxxx. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xx (Days)   Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxx   Tape Value: xxxxxxxxxx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxx   Tape Value: xxxxxxxxxx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: As per Tape data ,Post Close DTI is xx.xxx%.However Final Application documents reflects as xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Note reflects Subject property address as xxxx Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Seller tape shows PIW Eligibility Lost; Unable to obtain valid LP findings due to spelling of borrower's last name changed."
																																																																																							* Missing Appraisal (Lvl 3) "Transmittal Summary(1008) reflects No appraisal. However, Property Inspection Waiver is missing from the Loan Documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
55930311	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,426.48	08/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,439.43	4.250%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	628	Not Applicable	44.513%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the Updated title report dated xx/XX/2021 reflects that the subject mortgage was originated on xx/XX/2019 with the lender MERS as nominee for xx in the amount of $xx, which was recorded on xx/XX/2019 Instrument# | Book/Page# 2019-xx.
The chain of the assignment has been completed.
There is Judgment active in the Favor of xx LLC in the amount of $xx which was recorded prior to subject mortgage on xx/XX/2015.
County 1st half taxes for the year of 2020/2021 have been paid on xx/XX/2020 in the amount of $1713.24.
County 2nd half taxes for the year of 2020/2021 have been paid on xx/XX/2021 in the amount of $1713.24.
No prior year’s delinquent taxes have been found.	According to a review of the payment history as of xx/XX/2021, the borrower is currently performing with the loan and the next due date for the regular payment is xx/XX/2021. The last payment was received on xx/XX/2021 total in the amount of PITI $1,716.21 which includes P&I $1,439.43 with the rate of interest 4.250%, which was applied for the due date of xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.	xx:According to the review of the servicing comments, the Status of loan is currently performing. As per the payment history as of xx/XX/2021, the borrower is currently performing with the loan and the next due date for the regular payment is xx/XX/2021. The last payment was received on xx/XX/2021 total in the amount of PITI $1,716.21 which includes P&I $1,439.43 with the rate of interest 4.250%, which was applied for the due date of xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.
As per comment dated xx/XX/2020, reason for default was curtailment of income. FB plan was approved for 3 months.  However, no further details have been found regarding covid impact.
As per comment dated xx/XX/2020, reason for default was curtailment of income.
The borrower xx has been working at xx. as xx for 5 years.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No damage pertaining to the subject property has been found. xx:xx:xx	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock Mortgage Insurance	Field: Application Date (Baseline script version) Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx |---| xx (Days) |----| Comment: As per data Application date x/XX/xxxx. However, The Application reflects as x/XX/xxxx. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N.A   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: MI And Funding Fee Total Amount   Loan Value: $xxxx.xx   Tape Value: $xxxx.xx   Variance: $x.xx   Variance %: x.xxxxx%   Comment: As per tape data MI and Funding fee total amount as $x,xxx.xx. However, The audit value is $x,xxx.xx.   Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: FHA   Tape Value: Other   Variance:    Variance %:    Comment: As per tape data MI company as other. However, The audit value is FHA.   Tape Source: Initial   Tape Type:
Field: MI Coverage Amount   Loan Value: Not Applicable   Tape Value: xx.xxx%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. CLTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxMMMMMMMMMMMM   Tape Value: xxxxxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MMMMMMMMMMMMxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: A per tape data Post- Close DTI per xxxx is xx.xxx%. However, The Audit value is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Subject Property Detached/Attached Loan Value: Detached Tape Value: Attached Variance: Variance %: Comment: Appraisal report reflects as Subject property is Detached. Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "Tape shows defect as repairs not completed. Subject originated 9/XX/19, 1004D missing from file. Unable to determine cost of repairs required for completion (exposed wood trim, water heater incomplete). Elevated for client review as assuming this was the reason for repurchase."	* Late_Charge (Lvl 3) "This loan failed the FHA late charge test due to the loan charges a late fee that exceeds 4%. The mortgage may provide for the collection by the mortgagee of a late charge, not to exceed 4% of the amount of each payment more than 15 days in arrears, to cover servicing and other costs attributable to the receipt of payments from mortgagors after the date upon which payment is due."
* MI, FHA or MIC missing and required (Lvl 3)     "This is FHA loan. However, MI certificate is missing from Loan document."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate Lock Agreement is missing from Loan Document."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed the Qualified Mortgage Safe Harbor Threshold due to APR Charged 5.388% APR Threshold 5.090%. Over by +0.298%. Subject Property is escrowed."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed Higher Priced Mortgage Test due to APR Charged 5.388% APR Threshold 5.090% Over By 0.298%. HPML disclosure signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.513%, the Borrower income was $5,939.82 and total expenses are in the amount of $2,643.98 and the loan was underwritten by xx and its recommendation is “Approve/Eligible” with a DTI of 44.51%"		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
93092557	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,019.21	07/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$313.50	5.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	Yes	682	Not Applicable	39.040%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the pro-title dated xx/XX/2021 reflects that the subject mortgage was originated on xx/XX/2020 with the MERS as nominee for xx in the amount of $xx, which was recorded on xx/XX/2020.
No assignment has been found. The latest assignment is with the lender MERS as nominee for xx.
No active liens and judgments have been found against the borrower and the property.
Annual county taxes of 2020 have been paid on xx/XX/2020 in the amount of $978.44.
No prior years delinquent taxes have been found.	According to a review of the payment history as of xx/XX/2021, the borrower is performing with the loan and the next due date for the regular payment is xx/XX/2021. The last payment was received on xx/XX/2021 total in the amount of PITI $489.72 which includes P&I $313.50 with the rate of interest of 5.00%, which was applied for the due date of xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.	xx:According to the review of the servicing comments, the borrower is performing with the loan. According to a review of the payment history as of xx/XX/2021, the borrower is performing with the loan and the next due date for the regular payment is xx/XX/2021. The last payment was received on xx/XX/2021 total in the amount of PITI $489.72 which includes P&I $313.50 with the rate of interest of 5.00%, which was applied for the due date of xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.
No modification, forbearance details are available in recent collections comments.
No foreclosure activity has been found.
No pertaining bankruptcy-related details have been found.
No evidence related to occupancy and the current condition of the subject property has been found in the available months of servicing comments. No damage pertaining to the subject property has been found.
As per the final application, the borrower has been retired. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Application Date (Baseline script version) Loan Value: xx/XX/xxxx Tape Value: x/XX/xxxx |---| xx (Days) |----| Comment: as per Initial xxxx Application the Loan Origination Date is x/XX/xxxx. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: MI is not required.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxx   Tape Value: xxxxxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xxxxxxxx Tape Value: xxxxxxxxxxxx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "as per Seller tape Flood Insurance Document is missing from the Loan Documents."
* Missing or error on the Rate Lock Document (Lvl 3) "A Rate Lock Agreement signed by the Borrower is Missing from the Loan Documents."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan fails “Qualified Mortgage Safe Harbor Threshold test” APR Calculated is 5.676%. APR Threshold is 4.460%. Over by +1.216%."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan fails “ComplianceEase Higher priced mortgage loan test”. APR Calculated is 5.676%. APR Threshold is 4.460%. Over by +1.216%. Missing Higher Priced Mortgage Loan Disclosure signed by Borrower."
* Property is Manufactured Housing (Lvl 2)     "Home has been affixed to the permanent foundation.
According to the appraisal report located at xx
The ALTA 7 Endorsement is attached with the final title policy located at “xx
																																																																																								The manufactured home affidavit of affixation is located at xx		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
92502748	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other	$0.00	$3,323.83	08/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,527.42	3.125%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	3 Family	xx	xx	Investor	Yes	Yes	No	746	Not Applicable	10.326%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2021 shows that the subject mortgage was originated on xx/XX/2020 and was recorded on xx/XX/2021 in the amount of $xx, with MERS as nominee for xx., recorded with the Instrument# xx. xx of assignment has been completed. The last assignment is with xx, xx as nominee for xx.	According to the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment was received on xx/XX/2021, the applied date was xx/XX/2021 and the next due date for payment is xx/XX/2021.The P&I is in the amount of $2,527.42 and PITI is in the amount of $2,973.29. The UPB reflected as per the payment history is in the amount of $xx.	xx:xx current status is performing.
 According to the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment was received on xx/XX/2021, the applied date was xx/XX/2021 and the next due date for payment is xx/XX/2021.The P&I is in the amount of $2,527.42 and PITI is in the amount of $2,973.29. The UPB reflected as per the payment history is in the amount of $xx.
According to the collection comment dated xx/XX/2021, the RFD is loss of income.
 The subject property has been occupied by the owner. The borrower's intention is to keep the property.
No evidence has been found regarding Bankruptcy and Foreclosure.
No evidence has been found regarding litigation and contested matter. As per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs. xx:xx:xx	Not Applicable	Hazard Insurance Transmittal (1008)	Field: Application Date (Baseline script version) Loan Value: xx/XX/xxxx Tape Value: x/XX/xxxx |---| xxx (Days) |----| Comment: The Final Application reflects the application date as xx/XX/xxxx. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NAN.A.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xx (Days)   Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxx   Tape Value: xxxxxxxxxxx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxx   Tape Value: xxxxxxxxxxx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Limited Cash Out (GSE definition) Tape Value: No Cash-Out Variance: Variance %: Comment: Final Application & Final DU report reflects purpose of refinance as Limited cash out. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Sellers tape reflects the following issue, DU Approve/Ineligible due to cash out on 3 unit exceeds LTV of 70%."
* Missing proof of hazard insurance (Lvl 3)     "Hazard Insurance is missing from the loan documents."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Transmittal Summary (1008) is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
79662174	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$14,641.18	08/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,108.67	2.625%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	777	Not Applicable	47.409%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2021 with Lender, xx in the amount of $xx which was recorded on xx/XX/2021.
No assignment of mortgage was found.
There is a prior mortgage active against subject property in the amount of $xx which was originated on xx/XX/2016 and recorded on xx/XX/2016 with lender, xx Bank. No release or satisfaction document was found on the title.
There is a civil judgment against borrower, xx which was entered against plaintiff, xx Partners on xx/XX/2020. However, the amount is not mentioned on the copy of judgment.
Property taxes of 2021 are paid on xx/XX/2021 in the amount of $2555.20	As per payment history as of xx/XX/2021, the borrower is current with loan payments. The next due date is xx/XX/2021 and the last payment was received xx/XX/2021 in the amount $3437.53 which was applied for the due date xx/XX/2021. The UPB reflected in the payment history is $xx.	xx:According to servicing comments as of xx/XX/2021, the loan is performing. As per payment history as of xx/XX/2021, the borrower is current with loan payments. The next due date is xx/XX/2021 and the last payment was received xx/XX/2021 in the amount $3437.53 which was applied for the due date xx/XX/2021. The UPB reflected in the payment history is $xx.
No evidence of foreclosure action was found.
No damage or repair related information was found. xx:xx:xx	Not Applicable	Transmittal (1008)	Field: Application Date (Baseline script version) Loan Value: x/XX/xxxx Tape Value: xx/XX/xxxx |---| xxx (Days) |----| Comment: Final application date reflects in loan is x/XX/xxxx. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xx (Days)   Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxx   Tape Value: xxxxxxxxx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxx   Tape Value: xxxxxxxxx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase 0% Tolerance test. Initial LE dated 11/XX/2020 reflect Transfer Taxes at $4,000.00. Final CD dated 2/XX/2021 reflects the increasing of Transfer Taxes Fee at $5,312.50. (Transfer Taxes of $4,000.00 paid by buyer and $1,312.50 paid by Lender). This is an increase of $1,312.50 for charges that cannot increase 0% test. However, COC for the increasing of Transfer Taxes is missing from the loan documents."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Loan amount on the note and Transmittal summary (1008) does not match. Valid 1008 is missing from the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Tape shows seller defect that rental income/loss miscalculated. AUS in file shows approve/ineligible at 47%. Unable to rely on documents, unable to calculate ATR."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
58262756	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,467.54	08/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$959.16	3.500%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	745	Not Applicable	46.817%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2021 shows that the subject mortgage was originated on xx/XX/2021 with the lender MERS as nominee for xx which was recorded on xx/XX/2021.
The chain of the assignment has not been found.
No active judgments or liens have been found.
Taxes of 2020/2021 have been paid in the amount of $2,467.52.	According to the payment history as of xx/XX/2021, the borrower is current with the loan and the last payment was received on xx/XX/2021 which was applied for xx/XX/2021 and the next due date for the payment is xx/XX/2021. The P&I is in the amount of $959.16 and PITI is in the amount of $1,222.95. The UPB reflected is in the amount of $xx.	xx:As per the review of the servicing comments, currently, the loan is in performing and the borrower is current with the loan and the last payment was received on xx/XX/2021 which was applied for xx/XX/2021 and the next due date for the payment is xx/XX/2021. The P&I is in the amount of $959.16 and PITI is in the amount of $1,222.95. The UPB reflected is in the amount of $xx.
The reason for default is unable to be determined. The borrower xx has been working at xx  as a xx for 108 months.
No comments have been found regarding foreclosure in the latest servicing comments.
No comments have been found regarding bankruptcy in the latest servicing comments.
The subject property has been occupied by the owner. Recent servicing comments do not reflect any damage pertaining to the subject property. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Application Date (Baseline script version) Loan Value: x/XX/xxxx Tape Value: xx/XX/xxxx |---| xx (Days) |----| Comment: Final xxxx application reflects application date as xx/XX/xxxx. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxMM   Tape Value: xxxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: MMxxxxxx Tape Value: xxxxxxxxxx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "Subject approved as OO but seller defect shows may be NOO. Seller was unable to determine which property BWR actually lived at. Elevated for client review."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan fails Qualified Mortgage Lending Policy Points and Fees Test due to Fees charged $7,097.93 Fees threshold $6,338.18 Over By +$759.75
The below fees were included in the test:
Mortgage Broker Fee (Indirect) $5,874.00 paid by Lender
Points - Loan Discount Fee paid by Borrower: $1,233.93"
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE QM Points and Fees Test due to Fees charged $7,097.93 Fees threshold $6,338.18 Over By +$759.75. The below fees were included in the test:
Mortgage Broker Fee (Indirect) $5,874.00 paid by Lender
Points - Loan Discount Fee paid by Borrower: $1,233.93"
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 46.817%, the Borrower income was $5,666.68 and total expenses are in the amount of $2,652.95 and the loan was underwritten by AUS xx recommendation is “Approve/Eligible” with a DTI of 46.817%"
																																																																																								* Settlement date is different from note date (Lvl 2) "Final CD reflects closing date as 01/XX/2021. Notary's signature date on the Mortgage/Deed of Trust is 01/XX/2021. Note date is 01/XX/2021."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
58034058	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,785.60	08/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,581.53	1.875%	360	xx	xx	VA	Fixed	Refinance	xx	xx	Streamline Refinance	Not Applicable	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	713	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2021 in the favor of MERS as nominee for xx.
Chain of assignment has been completed. Currently, the mortgage is with MERS as nominee for xx which was recorded on xx/XX/2021.
There is a junior mortgage in the favor of  . xx   which was recorded on xx/XX/2021 in the amount of $xx.
No active judgments or liens have been found.
Annual taxes of 2020 have been paid in the amount of $5554.18.
No prior year delinquent have been found.	As per the review of the payment history, the loan has been current with the loan and the next payment is due for xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $2,230.74 which was applied for xx/XX/2021. The current P&I is $1,581.53 and PITI is $2,230.74. The UPB is $xx.	xx:The present status of the loan is in performing and the next payment is due for xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $2,230.74 which was applied for xx/XX/2021. No foreclosure and bankruptcy have been found. The RFD is unable to be determined. No comments have been found stating the borrower’s income was impacted by Covid. The borrower xx has been xx Comments:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Application Date (Baseline script version) Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx |---| xx (Days) |----| Comment: Final xxxx application reflects application date as xx/XX/xxxx. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: Yes   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxx   Tape Value: xxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxx   Tape Value: xxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value:xx. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Seller tape reflects the following issue: VA Assumption approval and Substitution Entitlement required prior to closing. However, supporting documents to validate the issue is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Copy of rate lock agreement is missing from loan documents. However, loan amount is not matching of available rate lock agreement. (xx			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
96303091	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$916.65	07/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$414.89	2.875%	360	xx	xx	VA	Fixed	Cash Out	xx	xx	Full Documentation	No	xx	xx	25.000%	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	708	Not Applicable	32.661%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2021 with the lender MERS as nominee for xx in the amount of $xx which was recorded on xx/XX/2021 with Book/Page#
There is no chain of assignment as the subject mortgage is with the original lender.

No active judgments or liens have been found against the borrower/subject property.

County annual installment taxes of 2021 are due in the amount of $786.94 on xx/XX/2021. No prior year’s delinquent taxes have been found.	According to the review of the payment history as of xx/XX/2021, the borrower is current with the loan and the next due date for the regular payment is xx/XX/2021. The last payment was received on xx/XX/2021 in the total amount of PITI is $574.03 which includes P&I of $414.89, which was applied for the due date of xx/XX/2021. The current UPB reflected is in the amount of $xx.	xx:As per the review of collection comments, the current status of the loan is performing. According to the review of the payment history as of xx/XX/2021, the borrower is current with the loan and the next due date for the regular payment is xx/XX/2021. The current UPB reflected is in the amount of $xx. The reason for default is unable to be determined. No comments have been found regarding the borrower’s income impacted due to covid-19 pandemic. No comments have been found regarding the subject property condition. The borrower's employment details are not available in the loan files. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	Field: Application Date (Baseline script version) Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx |---| xx (Days) |----| Comment: Initial xxxx reflects loan originator sign as xx/XX/xxxx. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: Yes   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xx (Days)   Variance %:    Comment: Last payment received date is xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxx   Tape Value: xxxxxxx   Variance:    Variance %:    Comment: xxx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xxx Tape Value: xxxxxxx Variance: Variance %: Comment: xxx Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "- Loan Fails Prohibited Fees First Lien Test fees charged $450.00. The below fees were included in the test:
Attorney's Fee (Closing xx Only) paid by Borrower: $450.00."
* ComplianceEase RESPA Test Failed (Lvl 3)     "- Loan failed the homeownership counseling organizations disclosure date test. . Loan originator received application on 02/XX/2021, however Homeownership Document Date is 02/XX/2021 which is more than 3 Business days from 02/XX/2021."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "- Loan failed the Written List of Service Providers Disclosure date test. . Loan originator received application on 02/XX/2021, however Written List of Service Providers Disclosure Date is 02/XX/2021 which is more than 3 Business days from 02/XX/2021."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "- Loan failed TRID tolerance test charges that cannot increase 0% and charges that in total cannot increase more than 10% test due to loan failed Initial LE estimate delivery and timing test. Initial LE dated 02/XX/2021 which is digitally received on 02/XX/2021 which is more than 3 business days from initial application date 02/XX/2021.

- This loan failed the post-consummation cure reimbursement and revised closing disclosure delivery date test due to the post-consummation revised closing disclosure delivery date 07/XX/2021 is more than 60 calendar days after the consummation date 5/XX/2019."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape shows VA Cash out refinance veteran not entitlement available due to prior foreclosure/DIL."
* MI, FHA or MIC missing and required (Lvl 3)     "VA Guarantee Certificate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."	* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TILA finance charge test. The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate because it is understated by more than $100. Subject loan is a refinance, originated on 4/XX/2021 and the SOL is 3 years.

																																																																																								This loan failed the TILA foreclosure rescission finance charge test. The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate for purposes of rescission because it is understated by more than $35. Subject loan is a refinance, originated on 4/XX/2021 and the SOL is 3 years."		Moderate	Pass	Fail	Fail	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
64965867	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,839.01	08/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,362.23	3.125%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	747	Not Applicable	52.995%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the pro-title dated xx/XX/2021 reflects that the subject mortgage was originated on xx/XX/2021 with the MERS as nominee for xx in the amount of $xx, which was recorded on xx/XX/2021.
No assignment has been found. The latest assignment is with the lender MERS as nominee for xx.
No active liens and judgments have been found against the borrower and the property.
Annual county taxes of 2020 have been paid on xx/XX/2020 in the amount of $6,839.01.
No prior years delinquent taxes have been found.	According to a review of the payment history as of xx/XX/2021, the borrower is performing with the loan and the next due date for the regular payment is xx/XX/2021. The last payment was received on xx/XX/2021 total in the amount of PITI $2,298.73 which includes P&I $1,362.23 with the rate of interest of 3.125%, which was applied for the due date of xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.	xx:According to the review of the servicing comments, the borrower is performing with the loan. According to a review of the payment history as of xx/XX/2021, the borrower is performing with the loan and the next due date for the regular payment is xx/XX/2021. The last payment was received on xx/XX/2021 total in the amount of PITI $2,298.73 which includes P&I $1,362.23 with the rate of interest of 3.125%, which was applied for the due date of xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.
No modification, forbearance details are available in recent collections comments.
No foreclosure activity has been found.
No pertaining bankruptcy-related details have been found.
No evidence related to occupancy and the current condition of the subject property has been found in the available months of servicing comments. No damage pertaining to the subject property has been found.
As per the final application, the borrower is self employed at xx LLC for 34 months. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Application Date (Baseline script version) Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx |---| xx (Days) |----| Comment: Tape data reflects as "x/XX/xxxx" as per final application URLA reflects as "x/XX/xxxx". Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Tape data reflects "No" as per final application the MI is not getting paid so it reflects as "Not Applicable".   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxx   Tape Value: xxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxx   Tape Value: xxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: The Borrowers monthly income is $xxxx.xx, the present housing payment is $xxxx.xx and the after subjects monthly payment is $xxxx.xx and the non housing payment is $xxx.xx. Hence, this calculates the post close DTI per xxxx.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx".   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Lower rate or term Tape Value: No Cash-Out Variance: Variance %: Comment: purpose of refianance is lower rate or term Tape Source: Initial Tape Type:	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 52.995%, the Borrower income was $5,234.95 and total expenses are in the amount of $2,578.75 and the loan was underwritten by AUS/DU (Locator# xx and its recommendation is “Approve/Ineligible” with a DTI of 52.995%"	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan fails GSE (Fannie Mae public guidelines) QM Points and Fees Test due to QM points and fees charges $9,528.36, threshold is $9,446.81 over by +$81.55.

Loan fails Qualified Mortgage Lending Policy Points and Fees Test due to QM points and fees charges $9,528.36, threshold is $9,446.81 over by +$81.55."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate Lock agreement document is missing from loan file. However, available rate lock agreement is expiring before closing (xx			Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
91577037	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,906.39	08/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,208.97	2.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Commercial Prop	xx	xx	Primary	Yes	Yes	No	803	Not Applicable	37.133%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of updated title report dated xx/XX/2021 shows that the subject mortgage was originated on xx/XX/2020 and it was recorded on xx/XX/2020 in the amount of $xx in the favor of “xx & xx, LLC” with Instr | Book/Page# xx
The chain of assignment is completed.

No active judgments or liens have been found.

Annual county taxes of 2020 have been paid off in the amount of $3,906.39 on xx/XX/2020.

No delinquent taxes have been found for the prior year.	The payment history dated as of xx/XX/2021 reveals that the borrower is current with the loan. The next due date is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $1,208.97 with an interest rate 2.625 % and it was applied for the due date xx/XX/2021. The current unpaid principal balance is in the amount of $xx.	xx:Loan is in performing status.

The payment history dated as of xx/XX/2021 reveals that the borrower is current with the loan. The next due date is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $1,208.97 with an interest rate 2.625 % and it was applied for the due date xx/XX/2021. The current unpaid principal balance is in the amount of $xx.

No foreclosure & bankruptcy record has been found.

No borrower's employment details have been found.

According to the collection comments, no damage or repairs have been found. xx:xx:xx	Not Applicable	Missing Dicsloures Missing or error on the Rate Lock	Field: Application Date (Baseline script version) Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx |---| xx (Days) |----| Comment: date as Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xx (Days)   Variance %:    Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxx   Tape Value: xxxxxxxxxxxx   Variance:    Variance %:    Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxx   Tape Value: xxxxxxxxxxxx   Variance:    Variance %:    Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xxx Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Commercial Prop Tape Value: Low Rise Condo (x-x Stories) Variance: Variance %: Comment: As per the available Appraisal photos in the loan file, the property type is Commercial. Seller tape issue also reflects the same. Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Commercial Prop (Lvl 4) "The property type is Commercial. Appraisal is located at xx. Tape shows defect that subject is a condo hotel."	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase 0% Tolerance test. Initial LE dated 8/XX/2020 does not reflect Appraisal Re-Inspection Fee. Final CD dated 09/XX/2020 reflects the addition of Appraisal Re-Inspection Fee at $175.00. This is a fee increase of $175.00 for charges that cannot increase 0% test. COC for the addition of Appraisal Re-Inspection Fee is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement is missing from the loan documents."
																																																																																							* Missing Required Disclosures (Lvl 3) "Home loan toolkit is missing from the loan documents."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
37776813	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,146.06	08/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$839.62	2.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	High Rise Condo (>=9 Stories)	xx	xx	Primary	Yes	Yes	No	681	800	52.391%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2020 with lender MERS as nominee for xx
The chain of assignment has not been completed. No latest assignment has been found.
There are no active liens and judgments against the borrower.
Taxes for the year 2021-22 have been paid in the amount of $2146.06. No prior year tax delinquency has been found.	According to the payment history as of dated xx/XX/2021, the borrower is regular with payment and the next due date is xx/XX/2021.The last payment was received on xx/XX/2021 for the amount of $1097.93xx. The monthly P&I is in the amount of $758.62 with an interest rate of 2.990%. The current UPB is reflected in PH for the amount of $xx.	xx:The current status of the loan is performing. According to the payment history as of dated xx/XX/2021, the borrower is regular with payment and the next due date is xx/XX/2021.The last payment was received on xx/XX/2021 for the amount of $1097.93xx. The monthly P&I is in the amount of $758.62 with an interest rate of 2.990%. The current UPB is reflected in PH for the amount of $xx.
No comments have been found regarding the foreclosure and bankruptcy. The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. Alco, no comments have been found regarding the income impacted due to covid-19. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Application Date (Baseline script version) Loan Value: xx/XX/xxxx Tape Value: xx/XX/xxxx |---| xx (Days) |----| Comment: As per Tape data ,Application Date is xx/XX/xxxx .However, Application documents reflects it xx/XX/xxxx. Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xx (Days)   Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: MI Cancelled Date   Loan Value: Not Applicable   Tape Value: xx/XX/xxxx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: MI Cancelled Indicator   Loan Value: Not Applicable   Tape Value: Yes   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: xx   Tape Value: Other   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: MI Coverage Amount   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -xx.xxx%   Variance %: -xx.xxxxx%   Comment: As per Tape data ,MI coverage amount is xx%.However, MI documents reflects as xx.xx%   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxx   Tape Value: xxxxxxxxxxx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxx   Tape Value: xxxxxxxxxxx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
																																																																																				Field: Property Address Street Loan Value: xxx ape Source: Initial Tape Type:	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "Loan failed the qualified mortgage DTI threshold test as this loan has a revised qualified mortgage DTI of 51.972%, the Borrowers income was $xx and total expenses are in the amount of $9,869.27 and the loan was underwritten by AUS/DU (xx) and its original recommendation is “Approve/Ineligible” with a DTI of 50.87%."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate Lock Agreement is missing from the loan documents."			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
96281212	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,933.93	07/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,481.00	2.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	754	Not Applicable	30.525%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2020 in the favor of MERS as nominee for xx
Chain of assignment has been completed. Currently, the mortgage is with MERS as nominee for xx   which was recorded on xx/XX/2021.
There are multiple civil judgments in the favor of xx  which were recorded on different dates in the total amount of $4980.34.
There are 2 state tax liens in the favor of State of xx of   $354.04 which was recorded on xx/XX/2015 and the other in the amount of $426.83 which was recorded on xx/XX/2020. xx # 221-0020-0160-00
1st and 2nd installment taxes of 2020 have been paid in the amount of $3621.96. xx # 221-0020-0213-00.
1st and 2nd installment taxes of 2020 have been paid in the amount of $311.97.
No prior year delinquent taxes have been found.	As per the review of the payment history, the loan has been current with the loan and the next payment is due for xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $1,974.06 which was applied for xx/XX/2021. The current P&I is $1,481.00 and PITI is $1,974.06. The UPB is $xx.	xx:The present status of the loan is in performing and the next payment is due for xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $1,706.05 which was applied for xx/XX/2021. No records for foreclosure and bankruptcy have been found.
No comments have been found stating the borrower’s income was impacted by Covid.

The borrower xx has been working at xx as a xx for 3 years. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Application Date (Baseline script version) Loan Value: xx/XX/xxxx Tape Value: xx/XX/xxxx |---| xx (Days) |----| Comment: As per Tape data, Application date reflect xx/XX/xxxx. However, Final Application reflect xx/XX/xxxx. Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xx (Days)   Variance %:    Comment: As per the review of the payment history, the loan has been current with the loan and the next payment is due for x/XX/xxxx. The last payment was received on x/XX/xxxx   Tape Source: Initial   Tape Type:
Field: MI Cancelled Date   Loan Value: Not Applicable   Tape Value: x/XX/xxxx   Variance:    Variance %:    Comment: As per Tape data, MI Canceled date reflect x/XX/xxxx. However, it is not applicable.   Tape Source: Initial   Tape Type:
Field: MI Cancelled Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: xx   Tape Value: Other   Variance:    Variance %:    Comment: As per Tape data, MI Company reflect other. However, MI document reflect xx.   Tape Source: Initial   Tape Type:
Field: MI Coverage Amount   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -xx.xxx%   Variance %: -xx.xxxxx%   Comment: As per Tape data, MI covarge amount reflect xx.xxx%. However, MI document reflect xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxx   Tape Value: xxxxxxxxxxx   Variance:    Variance %:    Comment: As per the payment history, the string is xxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xxxxxxxx Tape Value: xxxxxxxxxxx Variance: Variance %: Comment: As per the payment history, the string reversed is xxxxxxxx. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase 0% Tolerance test. Initial LE dated 11/XX/2020 does not reflect Transfer Taxes Fee. Final CD dated 12/XX/2020 reflects the addition of Transfer Taxes Fee at $1,492.00.(Transfer Taxes of $1,492.00 paid by seller).This is an increase of $1,492.00 for charges that cannot increase 0% test.However, COC for the addition of Transfer Taxes is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Per tape, Homebuyer's Education certificate is required for purchase transaction. However, this document is missing from the loan file."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate Lock agreement is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	No Result	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
48108568	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,382.70	07/XX/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,171.00	2.875%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	756	Not Applicable	49.186%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2021 shows that the subject mortgage was originated on xx/XX/2021 and was recorded on xx/XX/2021 in the amount of $xx, with MERS as nominee for xx ecorded with the Instrument# 2021-xx.

No chain of assignments found. Unable to determine last assignee.

Active mortgages, liens and judgments found against the borrower and property is as follows:

1. There are two senior Credit card judgments active against borrower “xx and xx in the favor of different plaintiffs, which were recorded on different dates xx/XX/2012 and xx/XX/2012 total in the amount of $xx.

2. There is a UCC lien active against borrower “xx “in the favor of “xx.”, Which was recorded on xx/XX/2021 in the amount of $00.00 with Instrument#2021-xx /.	According to the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment was received on xx/XX/2021, the applied date was xx/XX/2021 and the next due date for payment is xx/XX/2021.The P&I is in the amount of $1,171.00 and PITI is in the amount of $1,785.32. The UPB reflected as per the payment history is in the amount of $xx.	xx:xx current status is performing.
According to the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment was received on xx/XX/2021, the applied date was xx/XX/2021 and the next due date for payment is xx/XX/2021.The P&I is in the amount of $1,171.00 and PITI is in the amount of $1,785.32. The UPB reflected as per the payment history is in the amount of $xx.
Collection comment does not state reason for default. The subject property has been occupied by the owner. The borrower's intention is to keep the property.
No evidence has been found regarding Bankruptcy and Foreclosure.
No evidence has been found regarding litigation and contested matter. As per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.
No evidence has been found regarding COVID-19. xx:xx:xx	Not Applicable	Origination Appraisal	Field: Application Date (Baseline script version) Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx |---| xx (Days) |----| Comment: Final Application xxxx reflect date is x/XX/xxxx. Tape Source: Initial Tape Type:
Field: Borrower First Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Note dated x/XX/xxxx and signed at closing, reflects the Borrowers First Name as xx.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xxx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxx   Tape Value: xxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxx   Tape Value: xxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: -x.xxx% Variance %: -x.xxxxx% Comment: As per review. Tape Source: Initial Tape Type:	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) ""Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.186%, the Borrower income was $5,453.13.00 and total expenses are in the amount of $2,682.17 and the loan was underwritten by AUS/DU (xx) and its revised recommendation is “Approve/Ineligible” with a DTI of 50.49%"."	* Loan does not conform to program guidelines (Lvl 3) "Seller tape reflects, LOST PIW -Traditional appraisal received after note date. Traditional appraisal dated 6/XX/2021 is available in loan file which is after closing (Locatorxx)"
																																																																																							* Missing Appraisal (Lvl 3) "As per 1008 Property inspection report is required. However, PIW is missing from loan documents."			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
21581727	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,116.56	08/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,184.52	2.875%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	725	726	47.177%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2021 in the favor of MERS as nominee for xx
Chain of assignment has been completed. Currently, the mortgage is with MERS as nominee for xx     which was recorded on xx/XX/2021.
There is a UCC lien in the favor of xx which was recorded on xx/XX/2021.
1st and 2nd installment taxes of 2020 have been paid in the amount of $5116.56.
No prior year delinquent have been found	As per the review of the payment history, the loan has been current with the loan and the next payment is due for xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $1741.85 which was applied for xx/XX/2021. The current P&I is $1184.52 and PITI is $1741.85. The UPB is $xx.	xx:The present status of the loan is in performing and the next payment is due for xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $1741.85 which was applied for xx/XX/2021. No foreclosure and bankruptcy have been found. The RFD is unable to be determined.
No comments have been found stating the borrower’s income was impacted by Covid. The borrowerxx has been retired. xx:xx:xx	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Application Date (Baseline script version) Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx |---| xx (Days) |----| Comment: As per Tape data ,Application Date is x/XX/xxxx .However Application documents reflects as xx/XX/xxxx. Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: MI Cancelled Date   Loan Value: Not Applicable   Tape Value: x/XX/xxxx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: MI Cancelled Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: As per loan documents MI Canceled Indicator is "No".   Tape Source: Initial   Tape Type:
Field: MI Coverage Amount   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: As per tape data, MI Coverage amount is xx.xx%. However, MI certificate reflects it as xx.xx%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxx   Tape Value: xxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxx   Tape Value: xxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx  Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Limited Cash Out (GSE definition) Tape Value: No Cash-Out Variance: Variance %: Comment: As per Tape data ,Purpose of Refinance is No Cash-Out. However Final Application documents reflects as Limited Cash Out. Tape Source: Initial Tape Type:	4: Unacceptable	* Loan does not conform to program guidelines (Lvl 4) "Co-borrower's SSN Number captured wrongly at the time of Closing. SSA Document reflects xx) Co-borrower's SSN Number XXX-XX-9754.However Final 1003 reflects (xx XXX-XX -9752."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Market Condition Addendum (1004MC) is missing from appraisal from loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate Lock agreement is missing from the Loan Documents."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 47.177%, the Borrower income was $5,108.11.00 and total expenses are in the amount of $2,409.85 and the loan was underwritten by AUS/DU xx and its recommendation is “Approve/Eligible” with a DTI of 47.18%"		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
97552330	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,054.68	07/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$742.72	3.375%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	718	Not Applicable	46.857%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of updated title report dated xx/XX/2021 shows that the subject mortgage was originated on xx/XX/2021 and it was recorded on xx/XX/2021 in the amount of $xx

The chain of assignment is completed.

No active judgments or liens have been found.

Annual property taxes of 2020 have been paid off in the amount of $1,054.68 on xx/XX/2020.

No delinquent taxes have been found for the prior year.	The payment history dated as of xx/XX/2021 reveals that the borrower is current with the loan. The next due date is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $742.72 with an interest rate 3.375 % and it was applied for the due date xx/XX/2021. The current unpaid principal balance is in the amount of $xx.	xx:Loan is in performing status.

The payment history dated as of xx/XX/2021 reveals that the borrower is current with the loan. The next due date is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $742.72 with an interest rate 3.375 % and it was applied for the due date xx/XX/2021. The current unpaid principal balance is in the amount of $xx.

No foreclosure & bankruptcy record has been found.

According to the collection comments, no damage or repairs have been found. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Application Date (Baseline script version) Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx |---| xx (Days) |----| Comment: Tape data reflects "x/XX/xxxx" and as per final application URLA it reflects as "x/XX/xxxx". Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxx   Tape Value: xxxxxxxx   Variance:    Variance %:    Comment: PH string is xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxx   Tape Value: xxxxxxxx   Variance:    Variance %:    Comment: PH string reversed is xxx.   Tape Source: Initial   Tape Type:
																																																																																				Field: Post-Close DTI per xxxx Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: x.xxx% Variance %: x.xxxxx% Comment: The borrowers monthly income is $xxxx.xx, the present housing payment is $xxx.xx and the after subjects housing payment is $xxx.xx and the non the housing monthly payment is $xxx.xx. Hence, this reflects the post close DTI per xxxx. Tape Source: Initial Tape Type:	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 46.857%, the Borrower income was $4,247.77 and total expenses are in the amount of $1,990.36 and the loan was underwritten by LP xx) and its recommendation is “Caution” with a DTI of 47.00%."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate Lock agreement document is missing from loan file."			Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
49172393	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,357.08	07/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,154.27	3.250%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	774	Not Applicable	43.985%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of updated title report dated xx/XX/2021 shows that the subject mortgage was originated on xx/XX/2021 and it was recorded on xx/XX/2021 in the amount of $xx in the favor of xx

The chain of assignment is completed.

There is one junior civil judgment open against the borrower “xx

Annual county taxes of 2020/2021 have been paid off in the total amount of $6,357.08.

No delinquent taxes have been found for the prior year.	The payment history dated as of xx/XX/2021 reveals that the borrower is current with the loan. The next due date is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $2,154.27 with an interest rate 3.250 % and it was applied for the due date xx/XX/2021. The current unpaid principal balance is in the amount of $xx.	xx:Loan is in performing status.

The payment history dated as of xx/XX/2021 reveals that the borrower is current with the loan. The next due date is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $2,154.27 with an interest rate 3.250 % and it was applied for the due date xx/XX/2021. The current unpaid principal balance is in the amount of $xx.

No foreclosure & bankruptcy record has been found.

According to the collection comments, no damage or repairs have been found. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock Origination Appraisal	Field: Application Date (Baseline script version) Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx |---| xx (Days) |----| Comment: The Final Application reflects the application Date as x/XX/xxxx. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxx   Tape Value: xxxxxxxx   Variance:    Variance %:    Comment: PH string is xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xxx Tape Value: xxxxxxxx Variance: Variance %: Comment: PH reverse string is xxx. Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "Subject approved as OO but seller defect shows may be NOO. Seller was unable to determine which property BWR actually lived at. Elevated for client review."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Initial Closing Disclosure Delivery Date Loan Fails CompalianceEase Delivery and timing test for Initial closing disclosure dated 3/XX/2021 receipt date 3/XX/2021 which is less than 3 business days from the consummation."
* Missing Appraisal (Lvl 3)     "Appraisal is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "qualified mortgage DTI of 43.98% the Borrower income was $6,400.00 and total expenses are in the amount of $2,815.02 and the loan was underwritten by AUS/DU(xx and its recommendation is “Approve/Eligible” with a DTI of 43.98%."	* Settlement date is different from note date (Lvl 1) "Final CD reflects closing date as 3/XX/2021. Borrower(s) signature date on the Mortgage/Deed of Trust is 3/XX/2021. Note date is 3/XX/021."	Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
76197009	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$542.89	$442.89	07/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$581.43	11.750%	360	xx	xx	Conventional	ARM	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	505	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2021 shows that the subject mortgage was originated on xx/XX/2000 and it was recorded on xx/XX/2000 in the amount of $xx in favor of MERS as nominee for xx

Active junior or senior judgments/liens/mortgages:

1. There is an active junior civil judgment available in the updated title report against xx in the amount of $1,270.32 in favor of xx and it was recorded on xx/XX/2013.

Title review shows outstanding delinquent taxes in the amount of $542.89.	Review of updated payment history as of xx/XX/2021, the loan is currently in delinquency for +0 months and the next due for regular payment is xx/XX/2021. The last regular payment xx has been made on xx/XX/2021 in the amount of $250.00 for the due date of xx/XX/2021. The UPB as of the date is in the amount of $xx.	xx:As per updated payment history as of xx/XX/2021, the loan is currently in delinquency for +0 months and the next due for regular payment is xx/XX/2021. The last regular payment xx has been made on xx/XX/2021 in the amount of $250.00 for the due date of xx/XX/2021. The UPB as of the date is in the amount of $xx.It shows the willingness and ability of borrower to pay the payment is too fair also its servicer rating meet to the expectation previously the borrower was not offered any resolution plan by servicer. xx:xx:xx	Not Applicable	Affiliated Business Disclosure Loan Program Info Disclosure	Field: Last Payment Received Date Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx |---| xx (Days) |----| Comment: Last payment received date is x/XX/xxxx. Tape Source: Initial Tape Type:
Field: Original Stated Rate Loan Value: xx.xxxxx% Tape Value: x.xxxxx% Variance: x.xxxxx% Variance %: x.xxxxx% Comment: Original stated rate is xx.xx%. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "ComplianceEase risk indicator is "Moderate" as ComplianceEase state regulations test failed as this loan failed the points and fees test. The points and fees charged to the borrower exceed the greater of 5% of the mortgage amount or $1,000."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "ComplianceEase state regulations test failed as this loan failed the points and fees test. The points and fees charged to the borrower exceed the greater of 5% of the mortgage amount or $1,000."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required affiliated business disclosure is missing from the loan file."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
85639478	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$443.93	07/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$633.43	10.560%	240	xx	xx	Conventional	Fixed	Refinance	xx	xx	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	The review of the updated title report dated xx/XX/2021 shows that the subject mortgage was originated on xx/XX/2006 and it was recorded on xx/XX/2006 in the amount of $ 63,170.13 in favor of MERS as nominee for “xx, Inc”.

1 There is UCC Lien available in the updated title report against the borrower in the total amount of $8,737.00 in favor of “xx

2 There are two UCC Liens available in the updated title report against the borrower in the favor of “xx xx hich recorded on different dates. However, amount is not available in the lien document.

3 There are four UCC Liens available in the updated title report against the borrower in the favor of “xx which recorded on different dates. However, amount is not available in the lien document.

4 There are active civil judgments available in the updated title report against the borrower in the amount of $1,658.15 in favor of “xx   which recorded on different dates.

5 There are two UCC Liens available in the updated title report against the borrower in the favor of “xx  ” which recorded on different dates. However, amount is not available in the lien document.

The combined annual county taxes for the year 2020 have been paid in the amount of $443.93 on xx/XX/2021.	Review of updated payment history as of xx/XX/2021, the loan is currently performing. The last regular payment xx has been made on xx/XX/2021 in the amount of $463.17 for the due date of xx/XX/2021. The UPB as of the date is in the amount $xx.	xx:The loan is currently performing. Review of updated payment history as of xx/XX/2021, the loan is currently performing. The last regular payment xx has been made on xx/XX/2021 in the amount of $463.17 for the due date of xx/XX/2021. The UPB as of the date is in the amount $xx.
As per comment dated xx/XX/2021 RFD of the loan is Curtailment of income. No evidences regarding bankruptcy or foreclosure found in comments. xx:xx:xx	This is a conventional mortgage with P&I of $633.43 with the rate of interest 10.560% and a maturity date of the loan is xx The P&I as per updated payment history as of the date is $463.17, there is a reduction in P&I with respect to original Note data which seems that there would be a possible loan modification but an executed copy of such loan modification agreement is missing from the loan file.	Affiliated Business Disclosure Credit Application Credit Report HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Last Payment Received Date Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx |---| xx (Days) |----| Comment: Last payment received date is x/XX/xxxx. Tape Source: Initial Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: $xxxxx.xx   Tape Value: $xxxxx.xx   Variance: $x.xx   Variance %: x.xxxxx%   Comment: Original balance is $xx.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: xx.xxxxx%   Tape Value: x.xxxxx%   Variance: x.xxxxx%   Variance %: x.xxxxx%   Comment: Original stated rate is xx.xxxx%.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: Unavailable Tape Value: x/XX/xxxx Variance: Variance %: Comment: Stated maturity date is Unavailable. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1 along with preliminary HUD-1, Fee itemization and closing instructions are also missing from the loan file."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An Appraisal report at origination is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing in loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
50286853	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$69.62	07/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$754.43	10.100%	181	xx	xx	Conventional	Fixed	Refinance	xx	xx	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	11/XX/2018	$47,970.00	Not Applicable	4.992%	$479.90	10/XX/2018	Financial Hardship	Updated title report dated xx/XX/2021 shows that the subject mortgage was recorded on xx/XX/2004 with lenderxx
There is senior/prior Mortgage available in the updated title report   in the amount of $2,000.00 in favor of “xx  xx" and which was recorded on xx/XX/1993.
As per updated title report, there is an active junior civil judgment available against the borrower in the amount of $423.62 in the favor of xx & recorded on xx/XX/2006.
Annual county taxes for the 2021 is due in the amount of $69.62 on xx/XX/2021.	Review of payment history as of dated xx/XX/2021 shows that the borrower is making regular payments. The loan payments are currently 00 month in delinquency. The next due date is xx/XX/2021. The last payment was received in the total amount of $473.18 for the due date of xx/XX/2021. The last payment received date is xx/XX/2021. The current unpaid principal balance according to payment history is in the amount of $xx.The current interest rate is 4.992% with P&I in the amount of $473.18.	xx:Review of payment history as of dated xx/XX/2021 shows that the borrower is making regular payments. The loan payments are currently 00 month in delinquency. The next due date is xx/XX/2021. The last payment was received in the total amount of $473.18 for the due date of xx/XX/2021. The last payment received date is xx/XX/2021. The current unpaid principal balance according to payment history is in the amount of $xx.The current interest rate is 4.992% with P&I in the amount of $473.18.
No information has been found regarding the current employment, job type and length of employment. No evidences have been found regarding the foreclosure and bankruptcy process. No visible damages have been found regarding the subject property. xx:xx:xx	The loan was modified on xx with new principal balance of $xx. The borrower promises to pay the new P&I in the amount of $479.90 with the new fixed interest rate of 4.992% beginning from 10/XX/2018 to the maturity date of xx	Affiliated Business Disclosure Credit Application Credit Report HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Original Balance (or Line Amount) Loan Value: $xxxxx.xx Tape Value: $xxxxx.xx |---| $x.xx |----| x.xxxxx% Comment: Original Balance is $xx Tape Source: Initial Tape Type:
Field: Original Stated Rate   Loan Value: xx.xxxxx%   Tape Value: x.xxxxx%   Variance: x.xxxxx%   Variance %: x.xxxxx%   Comment: Original Stated Rate is xx.xxxxx%   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: x/XX/xxxx Tape Value: xx/XX/xxxx Variance: -xxx (Days) Variance %: Comment: Stated Maturity Date is x/XX/xxxx Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1 along with preliminary HUD-1, Fee itemization and closing instructions are also missing from the loan file."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An Appraisal report at origination is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing in loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer Disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
89304564	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other	$0.00	$417.33	08/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$900.13	8.800%	360	xx	xx	Conventional	ARM	Cash Out	xx	Unavailable	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	543	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2005 in favor of MERS as nominee for xx and it was recorded on xx/XX/2005. The chain of assignment has been completed. 1) There four xx open against the property in the favor of xx of in the total amount of $114.80 which were recorded on xx/XX/2012, xx/XX/2014, xx/XX/2016 & xx/XX/2017. 2) There two xx open against the property in the favor of xx of Georgia and xx in the total amount of $63.45 which were recorded on xx/XX/2019 & xx/XX/2020.	The payment history dated as of xx/XX/2021 reveals that the borrower is current with loan. The payment next due date is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $250.00 and it was applied for the due date of xx/XX/2021. The current P&I is $250.00. The current unpaid principal balance is in the amount of $xx.	xx:Loan is in performing status. The payment history dated as of xx/XX/2021 reveals that the borrower is current with loan. The payment next due date is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $250.00 and it was applied for the due date of xx/XX/2021. The current P&I is $250.00. The current unpaid principal balance is in the amount of $xx. No foreclosure proceedings have been found. No bankruptcy filing has been found. According to collection comment, no damages or repairs have been found. xx:xx:xx	Not Applicable	Affiliated Business Disclosure	Field: Last Payment Received Date Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx |---| xx (Days) |----| Comment: Tape Source: Initial Tape Type:
																																																																																				Field: Original Stated Rate Loan Value: x.xxxxx% Tape Value: x.xxxxx% Variance: x.xxxxx% Variance %: x.xxxxx% Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business form disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
25024560	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$84.28	08/XX/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$961.98	11.950%	360	xx	xx	Conventional	Fixed	Cash Out	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	04/XX/2013	$65,200.33	$1,413.51	10.450%	$641.16	05/XX/2013	Financial Hardship	According to updated title report dated xx/XX/2021 the subject mortgage was originated on xx/XX/2006 with the lender “xx ,” for the amount of $xx and it was recorded on xx/XX/2006. The chain of the assignment has been completed and currently the assignment is with “ xx which was recorded on xx/XX/2018. The subject mortgage is at first lien position. There is an active UCC lien against the subject property for the amount of $0.00 which is held by “xx xx” and it was recorded on xx/XX/2020. The combined annual taxes for the year 2020 have been paid in the amount of $84.28 on xx/XX/2021. No prior year’s delinquent taxes have been found.	According to updated payment history as of xx/XX/2021 the borrower has been current with the loan and the next due date for the payment is xx/XX/2021. The last payment was received in the amount of $641.16 on xx/XX/2021 which was applied to the due date of xx/XX/2021. The current unpaid principal balance is in the amount of $xx till the due date of xx/XX/2021. The current P&I is $641.16 and interest rate is 10.450%.	xx:The current status of the loan is performing and the next due date for the payment is xx/XX/2021. The last payment was received in the amount of $641.16 on xx/XX/2021 which was applied to the due date of xx/XX/2021. The current unpaid principal balance is in the amount of $xx till the due date of xx/XX/2021. The current P&I is $641.16 and interest rate is 10.450%.
The reason for default is unable to determine from the comments.
The adjustment of xx was made between the borrower and lender on xx/XX/2013. The new principal balance per modification is in the amount of $xx and the lender agreed to defer the principal balance in the amount of $1413.15. The borrower promises to pay monthly payment in the amount of $641.16 at the rate of interest 10.450%. The payment had begun from xx/XX/2013 that is to be ended with a stated maturity date of xx/XX/2034.
The comment dated xx/XX/2020 shows that the roof of subject property was damaged due to storm and the borrower received loss draft check in the amount of $xx. The online inspection report shows that work has been done 100% on xx/XX/2021. The borrower requested for final disbursement of funds.
No evidences have been found regarding the foreclosure proceedings on the subject property in the available servicing comments.
According to PACER report the debtor had filed bankruptcy under chapter 13 with case#xx on xx/XX/2013. The plan was confirmed on xx/XX/2014. The debtor has to pay $445.00 For 4 months, then $455.00 for 56 months. The debtor gets standard discharge on xx/XX/2019 and the case was terminated on xx/XX/2019.
No comments have been found stating that the borrower’s income has been affected by COVID-19. xx:xx:According to PACER report the debtor had filed bankruptcy under chapter 13 with case#xx on xx/XX/2013. The plan was confirmed on xx/XX/2014. The debtor has to pay $445.00 For 4 months, then $455.00 for 56 months. The debtor gets standard discharge on xx/XX/2019 and the case was terminated on xx/XX/2019.	The adjustment of Terms Agreement was made between the borrower and lender on xx The new principal balance per modification is in the amount of $xx and the lender agreed to defer the principal balance in the amount of $1413.15. The borrower promises to pay monthly payment in the amount of $641.16 at the rate of interest 10.450%. The payment had begun from xx that is to be ended with a stated maturity date of xx	Affiliated Business Disclosure Credit Application Credit Report Loan Program Info Disclosure Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Last Payment Received Date Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx |---| xx (Days) |----| Comment: Tape Source: Initial Tape Type: Field: Original Balance (or Line Amount) Loan Value: $xxxxx.xx Tape Value: $xxxxx.xx Variance: $x.xx Variance %: x.xxxxx% Comment: Tape Source: Initial Tape Type: Field: Original Stated Rate Loan Value: xx.xxxxx% Tape Value: xx.xxxxx% Variance: x.xxxxx% Variance %: x.xxxxx% Comment: Tape Source: Initial Tape Type:	3: Curable	* Missing credit report (Lvl 3) "credit report is missing from the loan file."	* Application Missing (Lvl 2) "1003 is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$32,097.57	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
27365679	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$304.44	07/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$266.26	11.640%	240	xx	xx	Conventional	Fixed	Refinance	xx	xx	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Unavailable	$21,378.70	Not Applicable	3.250%	$253.20	05/XX/2021	Financial Hardship	Review of updated title report as of xx/XX/2021 reveals that subject mortgage was originated on xx/XX/2006 by “xx.” for the amount of $xx and it was recorded on xx/XX/2006.

The chain of assignment is complete as the subject mortgage is currently assignedxx

  No active judgments or liens have been found.

Annual combined taxes of 2020 have been paid in the amount of $300.28 on xx/XX/2020 and annual schools of 2020 were paid on xx/XX/2021 in the amount of $4.16.	Review of payment history as of xx/XX/2021 reveals that loan is currently in performing state and the next due for the regular payment is xx/XX/2021. The last regular payment xx was received on xx/XX/2021 in the amount of $253.20 for the due date of xx/XX/2021. The UPB as of date is in the amount of $xx.	xx:The loan is currently in performing state and the next due for the regular payment is xx/XX/2021. The last regular payment xx was received on xx/XX/2021 in the amount of $253.20 for the due date of xx/XX/2021. The UPB as of date is in the amount of $xx.

According to latest servicing comments, the reason for default of borrower is unemployment and the latest reason for default date is xx/XX/2020. The subject property is currently occupied by owner with no visible damages or repairs. It is currently average condition. xx:xx:xx	This is a conventional fixed rate mortgage with P&I of $266.26 with the rate of interest 11.640% and a maturity date of the loan is xx The P&I as per updated payment history as of the date is $253.20 and rate of interest is 3.250%; however, there is a reduction in P&I and rate of interest with respect to original Note data which seems that there would be a possible loan modification but an executed copy of such loan modification agreement is missing from the loan file. There is a servicing comment history (xx which shows that the loan was modified on 5/XX/2021 with the principal balance of $ 21,378.70 with fixed rate of 3.250%. The 1st modified payment was begun from xx and the new maturity date of the loan would be xx

Affiliated Business Disclosure Credit Application Credit Report HUD-1 Closing Statement Initial Escrow Acct Disclosure Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Last Payment Received Date Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx |---| xx (Days) |----| Comment: x/XX/xxxx Tape Source: Initial Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: $xxxxx.xx   Tape Value: $xxxxx.xx   Variance: $x.xx   Variance %: x.xxxxx%   Comment: $xx   Tape Source: Initial   Tape Type:
Field: Original Stated Rate Loan Value: xx.xxxxx% Tape Value: x.xxxxx% Variance: x.xxxxx% Variance %: x.xxxxx% Comment: xx.xxxxx% Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1, Estimated HUD-1 and Fee Itemization are missing from the loan file."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Property Appraisal Report is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
86185046	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$1,716.00	07/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,450.46	11.920%	360	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Financial Hardship	The review of the updated title report dated xx/XX/2021 shows that the subject mortgage was originated on xx/XX/2008 and it was recorded on xx/XX/2008 in the amount of $xx in favor of MERS as nominee for xx

The chain of assignment is completed as the subject mortgage is still with the lenderxx
There is an active senior/prior Mortgage available in the updated title report in the amount of $1716.00 in favor of xx and which was recorded on xx/XX/1996 However, this prior mortgage is not showing in schedule-B of final xx as an exception and no pay off is found in final HUD-1 for this prior mortgage. No recorded copy of release or satisfaction has been found in the updated title report.
All city taxes for year 1,716.00	Review of updated payment history as of xx/XX/2021, the loan is currently performing and the next due for regular payment is xx/XX/2021. The last regular payment xx has been made on xx/XX/2021 in the amount of $998.36 for the due date of xx/XX/2021. The UPB as of the date is in the amount of $xx	xx:The subject property is in average condition. No evidences regarding property damages/repaired.

No evidences are available in the latest 24 months servicing comments regarding foreclosure.

Review of updated payment history as of xx/XX/2021, the loan is currently performing and the next due for regular payment is xx/XX/2021. The last regular payment xx has been made on xx/XX/2021 in the amount of $998.36 for the due date of xx/XX/2021. The UPB as of the date is in the amount of $xx xx:xx:xx	This is a conventional fixed rate mortgage with P&I of $1,450.46with the rate of interest 11.92% and a maturity date of the loan is xx The P&I as per updated payment history as of the date is $998.36.and rate of interest is 3.000%; however, there is a reduction in P&I and rate of interest with respect to original Note data which seems that there would be a possible loan modification but an executed copy of such loan modification agreement is missing from the loan file.	Affiliated Business Disclosure Credit Application Credit Report HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Original Balance (or Line Amount) Loan Value: $xxxxxx.xx Tape Value: $xxxxxx.xx |---| $x.xx |----| x.xxxxx% Comment: Original balance is $xx Tape Source: Initial Tape Type:
Field: Original Stated Rate   Loan Value: xx.xxxxx%   Tape Value: x.xxxxx%   Variance: x.xxxxx%   Variance %: x.xxxxx%   Comment: Original stated rate is xx.xxxx%   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: Unavailable Tape Value: x/XX/xxxx Variance: Variance %: Comment: Stated maturity date is unavailable Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1 along with preliminary HUD-1, Fee itemization and closing instructions are also missing from the loan file."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An Appraisal report at origination is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
51773899	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$286.13	$402.61	06/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$248.64	11.940%	360	xx	xx	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Updated title report dated xx/XX/2021 shows that the subject mortgage was recorded on xx/XX/2008 with xx,
The chain of assignment has been completed as currently the assignment is with xx
1) Credit card judgment found pending against the borrower xx
2) Civil judgment found pending against the borrower xx in the amount of $0.00 recorded on xx/XX/2020 which is in the favor xx;
1) Annual combined taxes for 2021 are due for the amount of $437.92 on xx/XX/2022.
2) Taxes from 2011 till 2020 are delinquent in the total amount of $286.13 with the good through date of xx/XX/2021.	The payment history dated xx/XX/2021 shows that the borrower is performing and next payment due date is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $163.36 which was applied for the due date on xx/XX/2021.The current UPB is in the amount of $xx.	xx:Currently the loan is in collection.
The payment history dated xx/XX/2021 shows that the borrower is performing and next payment due date is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $163.36 which was applied for the due date on xx/XX/2021.The current UPB is in the amount of $xx. xx is missing from loan file as this is a fixed rate conventional mortgage with P&I of $248.64 along with interest rate of 11.940% till the maturity date of xx/XX/2038. The current P&I as per the latest payment history as of xx/XX/2021 is $163.36 and rate of interest is 8.657%, however, there is a reduction in rate of interest with respect to Note data which seems that there may be a possibility of  modification. The tape data also shows the maturity date of xx/XX/2058. Mod original rate is 8.657% and mod original P&I is $163.36. No evidence has been found regarding the modification in latest collection comments.
No bankruptcy has been filed yet.
As per collection comment the subject property is occupied by owner with good condition and well maintained. No comment regarding damage and repairs located to the subject property. xx:xx:xx	The Modification is missing from loan file as this is a fixed rate conventional mortgage with P&I of $248.64 along with interest rate of 11.940% till the maturity date of xx
The current P&I as per the latest payment history as of 06/XX/2021 is $163.36 and rate of interest is 8.657%, however, there is a reduction in rate of interest with respect to Note data which seems that there may be a possibility of  modification.
The tape data also shows the maturity date of xx Mod original rate is 8.657% and mod original P&I is $163.36. No evidence has been found regarding the modification in latest collection comments.
Affiliated Business Disclosure Credit Application Credit Report HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal	Field: Original Balance (or Line Amount) Loan Value: $xxxxx.xx Tape Value: $xxxxx.xx |---| $x.xx |----| x.xxxxx% Comment: Original balance is $xx Tape Source: Initial Tape Type:
Field: Original Stated Rate   Loan Value: xx.xxxxx%   Tape Value: x.xxxxx%   Variance: x.xxxxx%   Variance %: x.xxxxx%   Comment: Original stated rate is xx.xxxxxx%   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xxx   Tape Value: xxx  Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: Unavailable   Tape Value: x/XX/xxxx   Variance:    Variance %:    Comment: Stated maturity date is Unavailable   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Manufactured Housing Tape Value: Single Family Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "Home is not affixed. The appraisal report is missing from the loan file. Updated title report dated 09/XX/2021 shows that the subject property is manufactured home. The updated title also shows that mobile home affixture is missing from the loan file. Mortgage document located atxx) does not show VIN#. Final title policy is also missing from the loan file."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. Estimated HUD-1 or itemization of points and fees are also not available in the loan file."	* Application Missing (Lvl 2) "The Final application is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan file."
* Missing credit report (Lvl 2)     "credit report is missing from the loan life."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from loan files."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from loan files."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
80260605	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,959.31	07/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$826.91	4.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	719	Not Applicable	42.540%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of latest updated title report dated xx/XX/2021 the subject mortgage was originated on xx/XX/2021 in favor of MERS as nominee for xx in the amount of $xx which was recorded on xx/XX/2021 under Instru# 2021-xx. The chain of assignment has been completed as the mortgage is currently with the current assignee xx
No active judgments or liens have been found against the name of borrower or subject property.

The annual xx for 2020 have been paid in the amount of $1,959.31.
No prior year delinquent taxes have been found.	As per review of latest payment history as of xx/XX/2021 the loan is performing. The last payment was received on xx/XX/2021 in the amount of $1,154.33 with the interest rate of 4.50% and P&I $826.91 for the due date of xx/XX/2021. The next due date is xx/XX/2021. The current UPB reflected is in the amount of $xx.	xx:As per review of latest payment history as of xx/XX/2021 the loan is performing. The last payment was received on xx/XX/2021 in the amount of $1,154.33 with the interest rate of 4.50% and P&I $826.91 for the due date of xx/XX/2021. The next due date is xx/XX/2021. The current UPB reflected is in the amount of $xx.

The loan has not been modified since origination.
No evidences have been found regarding the current/prior foreclosure proceedings.
The subject property is owner occupied and no visible damages were reported.
As per PACER report borrower has not filed bankruptcy since loan origination.
At the time of loan origination borrower was working as “xx” at “xx” for 47 months. xx:xx:xx	Not Applicable	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: NA. Tape Source: Initial Tape Type:	3: Curable	* DSCR is less than 1.00 (Lvl 3) "The Operative Income Statement Document reflects monthly Rent income is in the amount of $787.50. However, Debt Service Cover Ratio is -0.20 which is less than 1 and Operative Income Statement Document located at "Lxx"."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Subject approve/eligible at 49.60%. Income miscalculation may push DTI to over 57%. Unable to rely on docs in file and unable to calc ATR. However Subject Property Occupancy is Investment."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
74668916	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,158.30	06/XX/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,112.66	4.625%	360	xx	xx	FHA	Fixed	Cash Out	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	579	517	53.553%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of latest updated title report dated xx/XX/2021 the subject mortgage was originated on xx/XX/2019 in favor of MERS as nominee for xx in the amount of $xx which was recorded on xx/XX/2019 under Bk/Pg# xx. The chain of assignment has been completed as the mortgage is currently with the current assignee xx
No active judgments or liens have been found against the name of borrower or subject property.

The annual combined Taxes for 2020 have been paid in the amount of $5,158.30.
No prior year delinquent taxes have been found.	As per review of latest payment history as of xx/XX/2021 the loan is in delinquency for 13 months. The last payment was received on xx/XX/2020 in the amount of $3,628.12 with the interest rate of 4.625% and P&I $3,112.66 for the due date of xx/XX/2020. The next due date is xx/XX/2020. The current UPB reflected is in the amount of $xx.	xx:As per review of latest payment history as of xx/XX/2021 the loan is in delinquency for 13 months. The last payment was received on xx/XX/2020 in the amount of $3,628.12 with the interest rate of 4.625% and P&I $3,112.66 for the due date of xx/XX/2020. The next due date is xx/XX/2020. The current UPB reflected is in the amount of $xx.

The loan has not been modified since origination.
No evidences have been found regarding the current/prior foreclosure proceedings.
The subject property is owner occupied and no visible damages were reported.
As per PACER report borrower has not filed bankruptcy since loan origination.

As per comment dated xx/XX/2020 the RFD is curtailment of income and forbearance plan for 3 months was approved which was begun from xx/XX/2020 till xx/XX/2020. As per comment dated xx/XX/2021 the plan was extended till xx/XX/2021. No more details are available. At the time of loan origination borrower was working as “xx” at “xx-care Inc” for 16 months. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	Field: Borrower #x Middle Name Loan Value: Kant Tape Value: K |---| |----| Comment: As per Tape data, Borrower #x Middle Name reflect K. However, Note document reflect Kant. Tape Source: Initial Tape Type:
Field: Borrower #x Middle Name   Loan Value: Lata   Tape Value: L   Variance:    Variance %:    Comment: As per Tape data, Borrower #x Middle Name refelct L. However, Note document reflect Lata.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Amount of Secondary Lien: $xxx.xxxx. Loan Amount: $xx. CLTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: x.xxx% Variance %: x.xxxxx% Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. CLTV = xx.xxx%. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "TRID Violation in “Charges That Cannot Increase More Than 10% Test”. Comparable fee amount for Charges that cannot increase more than 10% in Initial Loan Estimate is $1,172.00 and on Final Closing Disclosure Fee amount is $1,374.27. Fee amount exceeds by $85.07."
* MI, FHA or MIC missing and required (Lvl 3)     "This loan is FHA. The MI Certificate is missing from the loan file."
* Missing or error on the Rate Lock Document (Lvl 3) "A copy of Rate Lock Agreement is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed FHA QM Safe Harbor Test due to APR Charged 5.606%. APR Threshold 5.804%. Variance -0.198%."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan fails ComplianceEase Higher priced mortgage loan test. APR Calculated 5.606% APR Threshold  5.360%. Over By +0.246%. Missing Higher Priced Mortgage Loan Disclosure signed by Borrowers."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 53.55%, the Borrower income was $8,764.08 and total expenses are in the amount of $4,693.40 and the loan was under written by AUS/DU SHARMA - xx and its recommendation is “Approve/Eligible” with a DTI of 53.55%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
34176847	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$7,723.46	07/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,833.67	4.750%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	Yes	609	Not Applicable	56.964%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2019 and recorded on xx/XX/2020 with the lender MERS as nominee for xx for the amount of $xx. According to the updated title report dated xx/XX/2021, the chain of assignment has not been completed. No assignments have been found. No active liens and judgments have been found against the borrower and subject property. There is junior mortgage was originated on xx/XX/2020 and recorded on xx/XX/2020 with the lender “Secretary of Housing and Urban development, his/her successors and assigns” for the amount of $xx. County annual taxes for the year of 2020 have been paid in the amount of $7,414.52 on xx/XX/2020. No prior year delinquent taxes have been found.	According to latest payment history as of xx/XX/2021, the borrower is currently delinquent for 4 months and the next due date is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $2,927.11 which was applied for the due date xx/XX/2021. The unpaid principal balance is reflected in the amount of $xx. The current P&I is $1,833.67 and the interest rate is 4.750%.	xx:The loan is currently in the collection and the next due date is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $2,927.11 which was applied for the due date xx/XX/2021. The unpaid principal balance is reflected in the amount of $xx. The current P&I is $1,833.67 and the interest rate is 4.750%. The loan has been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. As per the comment dated xx/XX/2021, the subject property is non-owner occupied. As per the comment dated xx/XX/2021, the forbearance plan has been received for 7 months till xx/XX/2022. As per the comment dated xx/XX/2021, the final modification has been completed. No comment pertaining damage to the subject property has been observed. Currently, the borrower is working at xx as xx- from 57 months. xx:xx:xx	This is conventional fixed rate mortgage with P&I of $1,833.67 with the rate of interest 4.750% and a maturity date of xx As per the payment history tape shows, the P&I is $1,867.79. The P&I as per payment history is the $1,833.67 and rate of interest is 4.750%, however, there is a reduction in P&I and rate of interest with respect to Note data which seems that there would be a possible modification.
As per tape data, the loan has been modified on xx However, the loan modification is missing from the loan files. As per the comment dated 8/XX/2021, the final modification has been completed. The mod effective dated xx

Missing or error on the Rate Lock Mortgage Insurance	Field: Doc Date of Last Modification Loan Value: Unavailable Tape Value: x/XX/xxxx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: Unavailable   Tape Value: x/XX/xxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: xxx Tape Value: xxx Variance: -xx Variance %: -x.xxxxx% Comment: The Note reflects the stated remaining term is xxx. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan fails FHA QM Rebuttable Presumption Test due to fees charges $xx threshold is $xx. Over by +$278.64 Following fees included in this test: Mortgage Broker Fee (Indirect) $9,666.66 (Fee paid by Lender) Points - Loan Discount Fee paid by Borrower: $889.33. Loan fails Qualified Mortgage Lending Policy Points and Fees Test due to fees charges $xx threshold is $xx. Over by +$278.64 Following fees included in this test: Mortgage Broker Fee (Indirect) $9,666.66 (Fee paid by Lender) Points - Loan Discount Fee paid by Borrower: $889.33."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan fails charges that cannot increase test; initial LE dated 10/XX/2019 does not reflects Points- Loan Discount Fee. However, Final CD dated 12/XX/2019 reflects Points- Loan Discount fee at $899.33. This is increase of +$899.33. Valid COC is missing from loan documents.  Loan fails Lender credits that cannot decrease test; Initial LE dated 10/XX/2019 reflects Non-Specific Lender Credits at $1,652.00. However, final CD dated 12/XX/2019 reflects Non-Specific Lender Credits at $0.00. This is decrease of $1,652.00. Valid COC is missing from loan documents."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM Points and Fees Test due to fees charges $xx threshold is $xx. Over by +$278.64 Following fees included in this test: Mortgage Broker Fee (Indirect) $9,666.66 (Fee paid by Lender) Points - Loan Discount Fee paid by Borrower: $889.33."
* MI, FHA or MIC missing and required (Lvl 3)     "The loan is FHA. MI certificate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3) "Copy of borrower signed rate lock agreement is missing from loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan fails FHA QM Safe Harbor Test due to APR charges 5.826% threshold is 5.794%. Over by +0.032%. The loan is escrowed. Loan fails Qualified Mortgage Safe Harbor Threshold Test due to APR charges 5.826% threshold is 5.300%. Over by +0.526%. The loan is escrowed."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan fails Higher-Priced Mortgage Loan Test due to APR charges 5.826% threshold is 5.300%. Over by +0.526%. Borrower signed HPML disclosure is missing from loan documents. The loan is escrowed."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 56.964%, the Borrower income was $6,564.04 and total expenses are in the amount of $3,739.12 and the loan was underwritten by AUS/DUxx		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
51243241	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	08/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,031.22	7.000%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	44.434%	First	Short Form Policy	Not Applicable	Not Applicable	01/XX/2015	$167,741.02	$7,149.03	4.000%	$1,141.45	02/XX/2015	Financial Hardship	Updated title report dated xx/XX/2021 shows that the subject mortgage was originated on xx/XX/2006 and was recorded on xx/XX/2007 with favor of xx
The chain of assignment has been completed as currently the assignment is with xx, recorded on xx/XX/2018.
No active judgments or liens have been found pending. xx Status;
Tax certificate is not attached with the updated title. Hence, current tax status is unavailable.
No prior year delinquent taxes have been found pending.	Review of payment history as of dated xx/XX/2021 shows that the borrower is not making regular payments. The loan payments are currently 4 months in delinquency. The next due date is xx/XX/2021. The last payment was received in the total amount of $1,889.46 for the due date of xx/XX/2021. The unpaid principal balance according to payment history is in the amount of $xx. The current interest rate is 7.000% with P&I in the amount of $1,271.14.	xx:Available collection comments and payment history shows that the borrower is not making regular payments. The loan payments are currently 4 months in delinquency. The next due date is xx/XX/2021. The last payment was received in the total amount of $1,889.46 for the due date of xx/XX/2021. The unpaid principal balance according to payment history is in the amount of $xx. The current interest rate is 7.000% with P&I in the amount of $1,271.14.
The modification agreement was made between the borrower xx and lender xx  on the effective date of xx/XX/2015.
The borrower promises to pay the new unpaid principal balance of $xx starting from the first payment date of xx/XX/2015 till the maturity date xx/XX/2039 with the interest rate of 4.000% and P&I of $1,141.45.
The amount of $7,149.03 has been deferred from the unpaid principal balance which will be paid at the maturity date of xx/XX/2039. Hence, the remaining amount of $xx will be the interest bearing amount.
The foreclosure was not initiated in the loan.
Borrower has not filed bankruptcy yet.
Collection comment dated xx/XX/2020 shows that the borrower was impacted due to Covid-19. No further information has been found. xx:xx:xx	The modification agreement was made between the borrower xx on the effective date of 01/XX/2015.
The borrower promises to pay the new unpaid principal balance of $xx starting from the first payment date of xx till the maturity date xx with the interest rate of 4.000% and P&I of $1,141.45.
The amount of $7,149.03 has been deferred from the unpaid principal balance which will be paid at the maturity date of xx Hence, the remaining amount of $xx will be the interest bearing amount.	Affiliated Business Disclosure Credit Report Notice of Servicing Transfer Right of Rescission	Field: Deferred Balance Amount Loan Value: $xxxx.xx Tape Value: $xxxxx.xx |---| $-xxxx.xx |----| -xx.xxxxx% Comment: Unavailable. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -x (Days)   Variance %:    Comment: Unavailable.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not Applicable.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xxx (Days)   Variance %:    Comment: x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xxx   Tape Value: xxx   Variance: -xx   Variance %: -x.xxxxx%   Comment: xxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Original Standard LTV (OLTV) is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: _xxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: Payment history string is xxxxxxxxxxxxxxxxxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxx_   Variance:    Variance %:    Comment: Payment history string reversed is xxxxxxxxxxxxxxxxxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Final TIL Date after actual transaction date (Lvl 2) "Final TIL date is 09/XX/2006 which is after the actual transaction date of 08/XX/2006."
* Missing credit report (Lvl 2)     "Credit Report is missing from the loan file"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business disclosure is missing from the loan file."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from the loan file."
																																																																																								* TIL not hand dated (Lvl 2) "TIL is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
84561496	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$12,335.16	08/XX/2021	Not Applicable	No	Other	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,124.23	6.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	06/XX/2015	$459,884.68	$75,784.68	4.250%	$1,665.54	07/XX/2015	Financial Hardship	Review of updated title report dated xx/XX/2021 shows that the subject mortgage was originated on xx/XX/2006 in the amount of $xx which was recorded on xx/XX/2006 with xx
The chain of assignment has been completed.
There is one mortgage in the amount of $6,139.99 which was recorded on xx/XX/2016 and filed by xx.
Annual taxes have been paid in the amount of $xx.
No delinquent taxes have been found for the prior years.	According to review of the payment history as of xx/XX/2021, the borrower is delinquent with the loan for 24 months and the next due date for the regular payment is xx/XX/2020. The last payment was received on xx/XX/2020 total in the amount of PITI $583.87 which includes P&I $482.76 with the rate of interest 13.494%, which was applied for the due date of xx/XX/2020. The UPB reflected in the payment history tape is in the amount of $xx	xx:According to review of the payment history as of xx/XX/2021, the borrower is delinquent with the loan for 24 months and the next due date for the regular payment is xx/XX/2020. The last payment was received on xx/XX/2020 total in the amount of PITI $583.87 which includes P&I $482.76 with the rate of interest 13.494%, which was applied for the due date of xx/XX/2020. The UPB reflected in the payment history tape is in the amount of $xx.
Foreclosure was initiated in the loan file. The foreclosure was referred to attorney on xx/XX/2019. As per comment dated xx/XX/2021 states that the foreclosure was put on hold due to the covid19. xx information has been found regarding the foreclosure in the latest 24 months of comments. xx:Foreclosure was initiated in the loan file. The foreclosure was referred to attorney on xx/XX/2019. As per comment dated xx/XX/2021 states that the foreclosure was put on hold due to the covid19. xx information has been found regarding the foreclosure in the latest 24 months of comments. xx:xx	The loan modification agreement was made on xx a new principal balance of $xx with fixed rate of 4.250%. The borrower promised to pay monthly P&I payment in the amount of 1,665.54$ beginning on xx till the maturity date of xx borrower had also promised to pay the deferred balance in the amount of $xx on the maturity date on xx	Affiliated Business Disclosure Credit Application Credit Report Initial Escrow Acct Disclosure Notice of Servicing Transfer	Field: Doc Date of Last Modification Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx |---| -xx (Days) |----| Comment: Doc date of last modification is x/XX/xxxx Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xxx (Days)   Variance %:    Comment: Last Payment received date is x/XX/xxxx   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xxx   Tape Value: xxx   Variance: -xxx   Variance %: -xx.xxxxx%   Comment: Loan original maturity term months is xxx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Original standard LTV (OLTV) is xx.xxx%   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: _xxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: Payment history string is xxxxxxxxxxxxxxxxxxxxxx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxx_   Variance:    Variance %:    Comment: Payment history string reviversed is xxxxxxxxxxxxxxxxxxxxxx   Tape Source: Initial   Tape Type:
Field: Trial Modification Agreement in file? Loan Value: No Tape Value: Yes Variance: Variance %: Comment: Trial modification agreement in files? is no Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The Loan Application is missing from loan the file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "The ComplianceEase risk indicator is "Moderate" as the loan is failed for TILA test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate because it is understated by more than $100."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account disclosure is missing from loan the file."
* Missing credit report (Lvl 2)     "Credit Report Missing from the loan file"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from loan the file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required Affiliated business disclosure is missing from loan the file."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
25450782	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$5,630.48	08/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$772.09	6.390%	360	xx	xx	Conventional	ARM	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	04/XX/2010	$425,504.31	Not Applicable	2.600%	$885.05	01/XX/2010	Financial Hardship	Review of the updated title report dated xx/XX/2021 shows that the subject mortgage was originated on xx/XX/2006 with the Lender “xx and which was recorded on xx/XX/2006 in the amount of $xx.
The chain of assignment has been completed. Currently the assignment is with the   xx,   and which was recorded on xx/XX/2019.
There is a xx Judgment has been found pending against the Borrower “xx”, in favor of xx and which was recorded on xx/XX/2018 in the amount of $1,050.25. xx Taxes for the Year 2021 has been paid in the amount of $2,807.89 on xx/XX/2021. xx Taxes for the Year 2021 is due on xx/XX/2021 in the amount of $2,822.59.
No delinquent taxes have been found for the prior years.	xx History as of dated xx/XX/2021 reveals that the borrower has been the delinquent from xx/XX/2021 to till date. The delinquency has been done for + 06 months. The last payment was received on in the amount of $3,024.02 including monthly P&I of $2,469.59 on xx/XX/2021 and which was applied for the due date of xx/XX/2021. The next due date is xx/XX/2021. xx’s Tape shows the current Interest as 6.43 % and unpaid principal balance as $xx.	xx:The loan is currently in the Collection and the next due date is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $3,024.02 which was applied for the due date of xx/XX/2021. The current unpaid principal balance is $xx. The current interest rate is 6.43 % and P&I is $2,469.59.
Comment dated xx/XX/2020 shows the Borrower was impacted by Covid-19. Comment dated xx/XX/2021 shows the servicer had provided trial plan to the Borrower with the monthly payment of $3,024.02 and which was beginning on xx/XX/2021 till xx/XX/2021.Comment dated xx/XX/2021 shows the Borrower is back to work but she cannot pay the full reinstatement payments. No further information has been found. The loan was modified with an effective date of xx/XX/2010. No comments have been found regarding foreclosure in the latest servicing comments. As per PACER, the Borrower has not filed bankruptcy yet. BPO report dated xx/XX/2020 xx” states, the subject property is owner-occupied and in average condition. No comment pertaining damage to the subject property has been observed. xx:xx:xx	The loan was modified with an effective date of xx and a new principal balance is $xx to a step modification and the rate started from 2.60 % and borrower had given promise to pay P&I in the total amount of $885.05 which was beginning on xx The new maturity date is xx The rate changes in 06 steps ending at 6.43 % with the payment amount of $2,469.59.	Affiliated Business Disclosure Credit Report Document Showing a Index Numerical Value HUD-1 Closing Statement Missing Required State Disclosures Origination Appraisal	Field: Deferred Balance Amount Loan Value: Not Applicable Tape Value: $xxxx.xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: xxx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xxx   Tape Value: xxx   Variance: -xxx   Variance %: -xx.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: _xxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx Tape Value: xxxxxxxxxxxxxxxxxxxxxxx_ Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. However, available information on HUD-1 screen and Points and Fees have updated from Estimated HUd-1 which is located on “xx	* Missing Appraisal (Lvl 2) "Appraisal is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit Report missing from the loan file"
* Missing Required State Disclosures (Lvl 2)     "Subject property is located in West Virginia State and following State Disclosures are missing from loan file;
1) WV Collateral Protection Insurance Notice 1
2) Co-Signer Notice
3) Financial Institution Insurance Disclosure
4) Non-Deposit Investment Product Disclosure
5) Financial Institution Insurance Disclosure"
* Operative Index Numerical Value Unavailable based on lender docs (Lvl 2)     "Operative Index Value is unable to be confirmed from supportive documents available in the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The Affiliated Business Disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
58224943	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$2,498.88	07/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$1,180.67	$1,569.21	7.000%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	04/XX/2013	$227,795.73	$28,438.63	4.250%	$864.45	04/XX/2013	Financial Hardship	As per review of updated title report dated xx/XX/2021, subject mortgage was originated on xx/XX/2007 with the lender xx." in the amount of $xx which is recorded on xx/XX/2007.
 The chain of assignment is complete as the current assignment is with “xx” xx taxes of 1st installment of 2021-22 are paid in the amount $1,241.23 and 2nd installment of 2021-22 are due in the amount of $1,249.44. xx Delinquent taxes of 2021-22 in the amount of $52.24 with good through date is xx/XX/2021 shows in Updated title report.

Active junior or senior judgments/liens/mortgages:
1. There is an active junior civil judgment available in the updated title report against borrower in the amount of $570.48 in favor of xx and it was recorded on xx/XX/2011.
2. There are two active junior civil judgments available in the updated title report against borrower in the amount of $8,000.36 in favor of xxand it was recorded on xx/XX/2012, xx/XX/2013.
3. There are five active junior civil judgments available in the updated title report against borrower in the amount of $ 35,476.19 in favor of xx
4. There is an active junior IRS lien available in the updated title report against borrower in the amount of $xx in favor of xx
5. There is an active junior civil judgment available in the updated title report against borrower in the amount of $4,067.41 in favor of xx	As per tape data as of dated xx/XX/2021, the borrower is delinquent from 5 months with the loan. The next due date is xx/XX/2021 and the last payment was received on xx/XX/2021 in the amount $972.82 with the interest rate of 4.250% and P&I of $864.45, which was applied for the due date of xx/XX/2021. The UPB reflected in the payment history is $xx.	xx:Available servicing comments from xx/XX/2019 to xx/XX/2021, the loan is in collection.
 As per tape data as of dated xx/XX/2021, the borrower is delinquent from 5 months with the loan. The next due date is xx/XX/2021 and the last payment was received on xx/XX/2021 in the amount $972.82 with the interest rate of 4.250% and P&I of $864.45, which was applied for the due date of xx/XX/2021. The UPB reflected in the payment history is $xx.
 Loan modification agreement was made between the borrowers xx” on xx/XX/2013. Borrower has promised to pay the principal and interest in the amount of $864.45 with the interest rate of 4.250% on same day of each month till the maturity date. The new principal balance is $xx, and deferred balance amount is $xx and remaining those balance in the amount of $xx which is also an interest bearing amount. The last modified payment will be due on xx/XX/2053.  There is no foreclosure activity in the loan file. No bankruptcy filed by borrower.
No damages found against the subject property. xx:xx:xx	Loan modification agreement was made between the borrowers “xx (Lender) “xx. Borrower has promised to pay the principal and interest in the amount of $864.45 with the interest rate of 4.250% on same day of each month till the maturity date. The new principal balance is $xx, and deferred balance amount is $xx and remaining those balance in the amount of $xx which is also an interest bearing amount. The last modified payment will be due on xx	Credit Report Missing Required State Disclosures	Field: Deferred Balance Amount Loan Value: $xxxxx.xx Tape Value: $xxxxx.xx |---| $-xxxx.xx |----| -x.xxxxx% Comment: Deferred Balance Amount is $xx. Tape Source: Initial Tape Type:
Field: Interest Only Period?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Interest Only Period? is Yes.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not Applicable.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xxx (Days)   Variance %:    Comment: Last Payment Received Date is x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xxx   Tape Value: xxx   Variance: -xxx   Variance %: -xx.xxxxx%   Comment: Loan Original Maturity Term Months is xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxMMMxxxxxxxx   Tape Value: _xxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: Payment History String is xxxxxxxxxxxxxMMMxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxMMMxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxx_   Variance:    Variance %:    Comment: Payment History String Reversed is xxxxxxxxMMMxxxxxxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xxx   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: No Cash-Out Tape Value: Cash Out - Other Variance: Variance %: Comment: Purpose of Refinance Per Application is No Cash-Out. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing credit report (Lvl 2) "Credit Report is missing from the loan file"
																																																																																								* Missing Required State Disclosures (Lvl 2) "The property is located in MD State; however, required state disclosure is missing from the loan file below, Affidavit of Consideration."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
76795973	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	XX	$0.00	$4,295.22	06/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$1,265.83	$1,265.83	6.125%	360	xx	xx	Conventional	ARM	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	31.882%	First	Short Form Policy	Not Applicable	Not Applicable	01/XX/2017	$243,525.22	Not Applicable	3.625%	$961.74	01/XX/2017	Financial Hardship	The review of the updated title report dated xx/XX/2021 shows that the mortgage which was dated xx/XX/2005 is with MERS as a nominee for xxThe chain of assignment is completed with Cxx here are four HOA Liens in the combined amounts of $xx in the favor of xx at xx F . which were recorded on xx/XX/2017, xx/XX/2018, xx/XX/2019 & xx/XX/2021 respectively. There are three state tax liens in the combined amounts of $xx in the favor of xx h were recorded on xx/XX/2011, xx/XX/2012 & xx/XX/2013 respectively. There are three civil judgments in the combined amounts of $xx in the favor of xx. which were recorded on xx/XX/2013, xx/XX/2013 & xx/XX/2013 respectively. There is Hospital, Medical or xx in amount $685.71 recorded on xx/XX/2017. 2021-2022 1st installment combined taxes has been paid in amount $2,132.83. 2021 2022 2nd installment combined taxes has been due in amount $2,147.61 on due dated xx/XX/2021.	The payment history as of xx/XX/2021 shows that the borrower is delinquent for 15 months and next payment due date is xx/XX/2020. The last payment was received on xx/XX/2021 in the P&I amount of $961.74 which was applied for the due date on xx/XX/2020.The current UPB is in the amount of $xx. As per tape data current xx is 3.625%.	xx:xx: The loan is in collections. The payment history as of xx/XX/2021 shows that the borrower is delinquent for 15 months and next payment due date is xx/XX/2020. The last payment was received on xx/XX/2021 in the P&I amount of $961.74 which was applied for the due date on xx/XX/2020.The current UPB is in the amount of $xx. As per tape data current xx is 3.625%. The loan modification agreement was made between xx and xx LLC on xx/XX/2017 with the new modified unpaid principal balance is $xx. The interest bearing amount was $xx with interest rate 3.625% and the modified P&I was $961.74. The first modified payment due date was xx/XX/2017 and the maturity date will be xx/XX/2056.The comment dated xx/XX/2021 reflects that the reason for default was a curtailment of income due to covid 19. No post origination foreclosure and bankruptcy activity have been found. As per the latest comments, the subject property has been occupied by the owner and is in good condition. No damages or repairs have been found. xx: xx. xx: xx. xx:xx:xx	The loan modification agreement was made between xx with the new modified unpaid principal balance is $xx. The interest bearing amount was $xx with interest rate 3.625% and the modified P&I was $961.74. The first modified payment due date was xx and the maturity date will be xx	Affiliated Business Disclosure Credit Report Loan Program Info Disclosure	Field: Interest Only Period? Loan Value: Yes Tape Value: No |---| |----| Comment: Interest Only period? is "Yes". Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xxx (Days)   Variance %:    Comment: Last Payment Received Date is xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xxx   Tape Value: xxx   Variance: -xxx   Variance %: -xx.xxxxx%   Comment: N/A   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: _xxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: Payment History String xxxxxxxxxxxxxxxxxxxxxxx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx Tape Value: xxxxxxxxxxxxxxxxxxxxxxx_ Variance: Variance %: Comment: Payment History String reversed is "xxxxxxxxxxxxxxxxxxxxxxx". Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "The Compliance Ease Risk indicator is "Elevated due to" GSE failed."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan Program disclosure is missing from loan file."
* Missing credit report (Lvl 2)     "Credit Report is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is unable to confirm."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from loan file."
																																																																																								* TIL not hand dated (Lvl 2) "TIL is not hand dated by the borrower."		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
4351053	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$417.93	03/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$684.23	7.250%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2004 in favor of xx and it was recorded on xx/XX/2004.
The chain of assignment has been completed. Currently the assignment is withxx
There is a junior mortgage open against the subject property in favor of xx  which was recorded on xx/XX/2005.
No active judgments or liens have been found.	The payment history dated as of xx/XX/2021 reveals that the borrower has been delinquent from xx/XX/2020. The loan is in delinquency for 8 months. The last payment was received on xx/XX/2021 in the amount of $686.43 and it was applied for the due date of xx/XX/2020. The current P&I is $684.23 and interest rate is 7.25%. The latest payment history does not reflect current UPB but the provided tape data reflects the UPB in the amount of $xx.	xx:Loan is in collections.
The payment history dated as of xx/XX/2021 reveals that the borrower has been delinquent from xx/XX/2020. The loan is in delinquency for 8 months. The last payment was received on xx/XX/2021 in the amount of $686.43 and it was applied for the due date of xx/XX/2020. The current P&I is $684.23 and interest rate is 7.25%. The latest payment history does not reflect current UPB but the provided tape data reflects the UPB in the amount of $xx.
No foreclosure proceedings have been found.
No bankruptcy filing has been found.
According to collection comment, no damages or repairs have been found.

As per comment dated xx/XX/2020, the borrower income has been impacted by Covid-19. As per comment dated xx/XX/2020, the 3 months forbearance plan was approved from xx/XX/2020 to xx/XX/2020. As per comment dated xx/XX/2021, the borrower stated that he has been laid off. Comment dated xx/XX/2021 states that the borrower still not working and still receiving unemployment benefits. No further details have been found. xx:xx:xx	Not Applicable	Affiliated Business Disclosure Credit Application Credit Report Origination Appraisal	Field: Deferred Balance Amount Loan Value: Not Applicable Tape Value: $xxxx.xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: xxx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: _xxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx Tape Value: xxxxxxxxxxxxxxxxxxxxxxx_ Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not signed by borrowers."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit Report is missing from the loan file"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business form disclosure is missing from the loan file."		Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
51479182	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,648.14	09/XX/2020	Not Applicable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$585.42	8.500%	360	xx	xx	Conventional	ARM	Purchase	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2021 shows that the subject mortgage originated on xx/XX/2007 with xx, “lender” and was recorded on xx/XX/2007. The chain of assignment is complete. Last assignment from xx, INC recorded on xx/XX/2021. Annual county property taxes for the year 2020 was paid on xx/XX/2020 in the amount of $2,542.21. No prior years delinquent taxes found. No active judgement and liens found on the updated title report.	Review of the payment history provided for the period xx/XX/2019 till xx/XX/2021 shows borrower is more than 120 plus days delinquent. The last payment received was in the amount of $1,350.13 on xx/XX/2020 for due date xx/XX/2020. The next due date is xx/XX/2020. Current UPB reflects in the provided pay history is in the amount of $xx and current interest rate as per pay history is 4.00%.	xx:Available servicing comments from xx/XX/2019 till xx/XX/2021 shows that payments are 120 plus days delinquent. Borrower ability seems low as struggling to make payments but it could get to better if an affordable restructure plan put in place. And borrower wants to keep the property.

The last payment received was in the amount of $1,350.13 on xx/XX/2020 for due date xx/XX/2020. The next due date is xx/XX/2020. Current UPB reflects in the provided pay history is in the amount of $xx and current interest rate as per pay history is 4.00%.

No bankruptcy filed by borrowers.
Servicing comments from xx/XX/2019 till xx/XX/2021 shows that foreclosure was initiated in the loan and the same show foreclosure went on hold due to loss mitigation efforts however no further information available to understand the current status of foreclosure process.

As per servicing comments the subject property was damaged. The comment on 8//XX/2020 the property was damaged. Same comment shows tenant had left the property in bad condition. The damage amount is not available. No further information is available regarding this. xx:Available servicing comments from xx/XX/2019 till xx/XX/2021 shows that foreclosure was initiated in the loan and the same show foreclosure went on hold due to loss mitigation efforts however no further information available to understand the current status of foreclosure process. xx:xx	Not Applicable	Affiliated Business Disclosure Credit Application Credit Report Loan Program Info Disclosure	Field: ARM Index Margin Percent Loan Value: x.xxx% Tape Value: x.xxx% |---| x.xxx% |----| x.xxxxx% Comment: As per the tape data, stated ARM Index margin percent is x.xxx% however is x.xxx%. Tape Source: Initial Tape Type:
Field: ARM Lifetime Cap Rate   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: As per the tape data, stated ARM life cap rate is xx.xxx% however is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: ARM Lifetime Floor Percent   Loan Value: x.xxx%   Tape Value: x.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: As per the tape data, stated ARM lifetime florr percent is x.xxx% however is x.xxx%.   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $xxxx.xx   Variance:    Variance %:    Comment: As per the tape data, stated deferred balance amount is $x,xxx.xx however is not applicable.   Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: As per the tape data, stated did a modification change note terms is yes however is NO.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Not Applicable   Tape Value: x/XX/xxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Next Rate Change Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xxx (Days)   Variance %:    Comment: As per the tape data, stated next rate change date is x/XX/xxxx however is x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: x.xxxxx%   Tape Value: x.xxxxx%   Variance: x.xxxxx%   Variance %: x.xxxxx%   Comment: As per the tape data, stated original stated rate is x.xxxx% however is x.xxx%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: _xxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: As per the tape data, stated payment history string is xxxxxxxxxxxxxxxxxxxxxxxx however is xxxxxxxxxxxxxxxxxxxxxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxx_   Variance:    Variance %:    Comment: As per the tape data, stated payment history string reversed is xxxxxxxxxxxxxxxxxxxxxxx however is xxxxxxxxxxxxxxxxxxxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xxx   Tape Value: xxx Txxx   Variance:    Variance %:    Comment: As per the tape data, stated property address street xxx  xxx however is xxx  xxx.   Tape Source: Initial   Tape Type:
Field: Rate Adjustment Subsequent Cap Percent   Loan Value: x.xxx%   Tape Value: xxx.xxx%   Variance: -xxx.xxx%   Variance %: -xxx.xxxxx%   Comment: As per the tape data, stated rate adjustment subsequent cap percent is xxx.xx% however is x.xx%.   Tape Source: Initial   Tape Type:
Field: Subsequent Rate Adjustment Months Loan Value: x Tape Value: xx Variance: -xx Variance %: -xx.xxxxx% Comment: As per the tape data, stated subsequent rate adjustment months is xx however is x. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Loan application (1003) is missing from the loan file."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit Report is missing from the loan file"
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is unable to confirm from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business disclosure is missing from the loan file."		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
33704627	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$4,225.16	08/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,167.48	6.750%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	627	618	46.086%	First	Final policy	Not Applicable	Not Applicable	03/XX/2014	$189,199.53	$32,569.53	4.625%	$716.78	04/XX/2014	Financial Hardship	The review of the updated title report dated xx/XX/2021 shows that the subject mortgage was originated on xx/XX/2007 and was recorded on xx/XX/2007 in the amount of $xx, with MERS as nominee for xx, LLCxx, recorded with the Instrument/ Book/Page#xx / xx of assignment has been completed. The last assignment is with xx

Active mortgages, liens and judgments found against the borrower and property is as follows:

1. There is a Credit card judgment active against borrower “xx
AKA xx” in the favor of “xx, I , which was recorded on xx/XX/2021 in the amount of $1,738.26.

1st, 2nd and 4th installment xx of 2021/2022 have been due on different dated total in the amount of $3,147.81.	According to the payment history as of xx/XX/2021, the borrower is delinquent for 8 months. The last payment was received on xx/XX/2021, the applied date was xx/XX/2021 and the next due date for payment is xx/XX/2020.The P&I is in the amount of $716.78 and PITI is in the amount of $1,126.76.The UPB reflected as per the payment history is in the amount of $xx.	xx:xx current status is collection.
According to the payment history as of xx/XX/2021, the borrower is delinquent for 8 months. The last payment was received on xx/XX/2021, the applied date was xx/XX/2021 and the next due date for payment is xx/XX/2020.The P&I is in the amount of $716.78 and PITI is in the amount of $1,126.76.The UPB reflected as per the payment history is in the amount of $xx.
The borrower has been making payment as per Loan modification agreement was made on xx/XX/2014.The agreement made between the borrowers .The new modified principal balance as per modification is in the amount of $xx with interest rate starting at 4.625 % and the borrower promises to pay P&I in the amount of $716.78 beginning from xx/XX/2014. The deferred balance amount is $xx and interest bearing is $xx. The maturity date as per loan modification agreement is xx/XX/2054.
According to the collection comment dated xx/XX/2020, the RFD is curtailment of income.
The subject property has been occupied by the owner. The borrower's intention is to keep the property.
No evidence has been found regarding Bankruptcy and Foreclosure.
No evidence has been found regarding litigation and contested matter. As per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs. xx:xx:xx	The borrower has been making payment as per Loan modification agreement was made on xx.The agreement made between the borrowers .The new modified principal balance as per modification is in the amount of $xx with interest rate starting at 4.625 % and the borrower promises to pay P&I in the amount of $716.78 beginning from xx The deferred balance amount is $xx and interest bearing is $xx. The maturity date as per loan modification agreement is xx	Affiliated Business Disclosure Initial Escrow Acct Disclosure Notice of Servicing Transfer	Field: Deferred Balance Amount Loan Value: $xxxxx.xx Tape Value: $xxxxx.xx |---| $-xxxx.xx |----| -x.xxxxx% Comment: updated as per review. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xx (Days)   Variance %:    Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: xxx (Days)   Variance %:    Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xxx   Tape Value: xxx   Variance: -xxx   Variance %: -xx.xxxxx%   Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: _xxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx Tape Value: xxxxxxxxxxxxxxxxxxxxxxx_ Variance: Variance %: Comment: updated as per review. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial Escrow Account Disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business form Disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
74217386	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	XX	$0.00	$892.37	08/XX/2021	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$710.42	$903.05	7.750%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	09/XX/2019	$142,638.75	Not Applicable	2.500%	$470.39	10/XX/2019	Financial Hardship	As per the review of the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2007 and which was recorded on xx/XX/2007 in the amount of $xx with xx C
The chain of assignment has not been completed. Currently, the mortgage isxx
Active liens and judgments against the borrower:
There are two active xx or unsafe living condition liens for the violation of building permits against the subject property xx in the  xx he first lien was recorded on xx/XX/2013 in the amount of $xx and the second lien was recorded on xx/XX/2015 in the amount of $xx.
No delinquent taxes have been found.	According to the payment history as of xx/XX/2021, the borrower is delinquent for 5 months. The last payment was received on xx/XX/2021 which was applied to xx/XX/2021. The next due date for payment is xx/XX/2021. The P&I is in the amount of $470.39 and PITI is in the amount of $723.30. The UPB reflected as per the tape data is in the amount of $xx.	xx:The loan is currently in foreclosure. According to the payment history as of xx/XX/2021, the borrower is delinquent for 5 months. The last payment was received on xx/XX/2021 which was applied to xx/XX/2021. The next due date for payment is xx/XX/2021. The P&I is in the amount of $470.39 and PITI is in the amount of $723.30. The UPB reflected as per the tape data is in the amount of $xx.
As per the comment dated xx/XX/2021, the reason for default is curtailment of income due to Covid-19.
No latest comment has been found to determine the current occupancy and condition of the subject property. No damage or repairs have been found. xx:The foreclosure was initiated. As per the comment dated xx/XX/2021, the file was referred to an attorney on xx/XX/2021. The foreclosure status is active. xx:xx	The loan modification agreement was made on xx with the new principal balance is in the amount of $xx and the borrower promise to pay the new P&I $470.39 with the interest rate steps up in 3 steps beginning with 2.50% and ending at 4.00%. The modification first payment was due on xx The maturity date is xx The interest bearing amount is $xx. Previously the loan was modified in the year of 2016.	Affiliated Business Disclosure Credit Report Notice of Servicing Transfer	Field: Doc Date of Last Modification Loan Value: x/XX/xxxx Tape Value: xx/XX/xxxx |---| -xx (Days) |----| Comment: Document date of last modification is x/XX/xxxx. Tape Source: Initial Tape Type:
Field: Interest Only Period?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Interest only period is yes.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: xxx (Days)   Variance %:    Comment: Last payment received date is x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xxx   Tape Value: xxx   Variance: -xxx   Variance %: -xx.xxxxx%   Comment: Loan original maturity term months are xxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Original standard LTV is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: _xxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: Payment history string is xxxxxxxxxxxxxxxxxxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxx_   Variance:    Variance %:    Comment: Payment history string reversed is xxxxxxxxxxxxxxxxxxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing credit report (Lvl 2) "Credit Report is missing from loan file"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer document is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business form is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
92074143	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,842.70	01/XX/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,401.04	6.250%	360	xx	xx	Conventional	ARM	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	717	Not Applicable	86.353%	First	Commitment	Not Applicable	Not Applicable	01/XX/2020	$266,451.09	Not Applicable	2.500%	$878.70	02/XX/2020	Financial Hardship	The review of the updated title report dated xx/XX/2021 shows that the subject mortgage was originated on xx/XX/2007 and was recorded on xx/XX/2007 with instrument# xx in the amount of $xx in favor of MERS as nominee for xx
No active judgments/liens have been found in the updated title report against the borrower/subject property.

2021 county 1st taxes have been paid in the amount of $1,921.35 on xx/XX/2021.

2021 county 2nd school taxes have been due off in the amount of $1,921.35 on xx/XX/2021.

No prior year delinquent taxes have been found in the updated title report.	Review of the payment history dated as of xx/XX/2021 reveals that borrower has been the delinquent for 12 months. The last payment was received in the amount of $992.34 on xx/XX/2021 which was applied for the due date of xx/XX/2020. The next due date is xx/XX/2020. Current UPB as of date reflects in the provided payment history is in the amount of $xx and current interest rate as per payment history is 2.500%.	xx:Loan currently is in collections. Provided payment history as of xx/XX/2021, reveals that the loan has been delinquent for 12 months and the UPB as of the data is in the amount of $xx.

The loan was modified on xx/XX/2020 with the 3 step amortization with the new principal balance of xx. The borrower promises to pay the initial step P&I of $878.70 with the new initial step interest rate of 2.50% beginning from xx/XX/2020 and the new maturity date is xx/XX/2053.

Review of the payment history dated as of xx/XX/2021 reveals that borrower has been the delinquent for 12 months. The last payment was received in the amount of $992.34 on xx/XX/2021 which was applied for the due date of xx/XX/2020. The next due date is xx/XX/2020. Current UPB as of date reflects in the provided payment history is in the amount of $xx and current interest rate as per payment history is 2.500%.

The debtor xx had filed Bankruptcy under chapter-13 on xx/XX/2011 with the Case#xx. The debtor and joint debtor was discharged on xx/XX/2015 and terminated on xx/XX/2015. xx-D in Voluntary petition shows that the unsecured amount is $xx out of secured claim in the amount of $xx and with collateral of $xx. The debtor and joint debtor was discharged on xx/XX/2015 and terminated on xx/XX/2015.
The POC was filed on xx/XX/2018 with the secured claim of $xx with an arrearage of $xx. xx:xx:The debtor xx had filed Bankruptcy under chapter-13 on xx/XX/2011 with the Case#xx. The debtor and joint debtor was discharged on xx/XX/2015 and terminated on xx/XX/2015. xx-D in Voluntary petition shows that the unsecured amount is $xx out of secured claim in the amount of $xx and with collateral of $xx. The debtor and joint debtor was discharged on xx/XX/2015 and terminated on xx/XX/2015.

The POC was filed on xx/XX/2018 with the secured claim of $xx with an arrearage of $xx.	The loan was modified on xx with the 3 step amortization with the new principal balance of $266451.09. The borrower promises to pay the initial step P&I of $878.70 with the new initial step interest rate of 2.50% beginning from xx and the new maturity date is xx	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: Yes. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -x (Days)   Variance %:    Comment: Doc Date of Last Modification is xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not Applicable.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xxx (Days)   Variance %:    Comment: As per the tape data, last payment received date is "x/XX/xxxx"; however, the payment history review shows "x/XX/xxxx".   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xxx   Tape Value: xxx   Variance: -xxx   Variance %: -xx.xxxxx%   Comment: As per the tape data, loan original maturity term months is "xxx"; however, the Note review shows "xxx".   Tape Source: Initial   Tape Type:
Field: Mod Step x Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xxxx (Days)   Variance %:    Comment: As per the tape data, Mod Step x date is "x/XX/xxxx"; however, the loan review shows "x/XX/xxxx".   Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: x.xxx%   Tape Value: x.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: As per the tape data, Mod Step x rate is "x.xx%"; however, the loan review shows "x.xx%".   Tape Source: Initial   Tape Type:
Field: Mod Step x Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xxx (Days)   Variance %:    Comment: As per the tape data, Mod Step x date is "x/XX/xxxx"; however, the loan review shows "x/XX/xxxx".   Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: x.xxx%   Tape Value: x.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: As per the tape data, Mod Step x rate is "x.xxx%"; however, the loan review shows "x.xx%".   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: As per the tape data, loan original standard LTV is "xx.xxx%"; however, the loan review shows "xx.xxx%".   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: mmmmxxmmmmmxxxxxxxxxxxxx   Tape Value: _xxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: As per the tape data, payment history string is "xxxxxxxxxxxxxxxxxxxxxxx"; however, the payment history review shows "xxxxxxxxxxxxxxxxxxxxxxxxx".   Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Reversed Loan Value: xxxxxxxxxxxxxmmmmmxxmmmm Tape Value: xxxxxxxxxxxxxxxxxxxxxxx_ Variance: Variance %: Comment: As per the tape data, payment history string reversed is "xxxxxxxxxxxxxxxxxxxxxxxx"; however, the payment history review shows "xxxxxxxxxxxxxxxxxxxxxxxxxxx". Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* DTI > 60% (Lvl 2) "DTI is greater than 60%." * Settlement date is different from note date (Lvl 2) "Settlement date is different from note date."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
43528351	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,634.00	06/XX/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	$763.95	3.750%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	17.766%	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to updated title report dated xx/XX/2021 the subject mortgage was originated on xx/XX/2012 with xx, N.A., on xx/XX/2012. There are 3 hospitals, Medical liens in the favor of xx recorded on xx/XX/2018, xx/XX/2017 and xx/XX/2013 totally in the amount of $ $3,006.76. Combined annual tax of 2020 has been paid on xx/XX/2020 in the amount of $2634.00.	According to the payment history as of xx/XX/2021, the last payment date was filed on xx/XX/2020 and the next due date for payment is xx/XX/2021. The P&I are in the amount of $892.90 and PITI is in the amount of $1612.42. The UPB reflected as per the payment history is in the amount of $xx.	xx:The loan is in collections. xx for default is unemployment.
According to the payment history as of xx/XX/2021 the last payment date was filed on xx/XX/2020 and the next due date for payment is xx/XX/2021. The P&I are in the amount of $892.90 and PITI is in the amount of $1612.42. The UPB reflected as per the payment history is in the amount of $xx. No information has been found related to foreclosure.
According to the PACER, the borrower xxand xx xx and filed bankruptcy under chapter-7 with the case# xx on xx/XX/2017.The last date of filing is xx/XX/2017.The plan was dismissed  on xx/XX/2017 and terminated on xx/XX/2017.
The property is owner occupied and in good condition. No information has been found related damage or repairs. xx:xx:According to the PACER, the borrower xx and xx and filed bankruptcy under chapter-7 with the case# xx on xx/XX/2017.The last date of filing is xx/XX/2017.The plan was dismissed on xx/XX/2017 and terminated on xx/XX/2017.	This is conventional fixed rate mortgage with P&I of $763.95 with the rate of interest 3.75% and a maturity date of xx The P&I as per payment history is the $892.90 and rate of interest is 3.750%; however, there is a difference in P&I and rate of interest with respect to Note data. However, the modification is missing from the loan file.	Affiliated Business Disclosure Credit Report Good Faith Estimate Mortgage Insurance Notice of Servicing Transfer	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: BK was filed. Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Unavailable   Tape Value: $xxxxx.xx   Variance:    Variance %:    Comment: Mod is missing.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Unavailable   Tape Value: x/XX/xxxx   Variance:    Variance %:    Comment: Mod is missing.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xxx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment: Laon Amortization Tyep is UN.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Original LTV is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: _xxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: PH stirng reversed is xxxxxxxxxxxxxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxx_   Variance:    Variance %:    Comment: PH stirng reversed is xxxxxxxxxxxxxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: Unavailable Tape Value: x/XX/xxxx Variance: Variance %: Comment: Stated Maturity date is UN. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "Late Charge Test: Result: FAIL; Loan Data: 5.000% ; Comparison Data: 4.000% ; Variance:+1.000%.

This loan failed the FHA late charge test.
The loan charges a late fee that exceeds 4%. The mortgage may provide for the collection by the mortgagee of a late charge, not to exceed 4% of the amount of each payment more than 15 days in arrears, to cover servicing and other costs attributable to the receipt of payments from mortgagors after the date upon which payment is due."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the FHA late charge test."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "GFE is missing from the loan file."
* Initial Good Faith Estimate is Missing (Lvl 2)     "Initial GFE is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "This loan is FHA. However, MI certificate is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit Report is missing from loan file"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required Affiliated Business Disclosure is missing from the loan file."		Moderate	Not Covered	Pass	Pass	Pass	Not Covered	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
61656663	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,955.70	06/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$2,793.75	$3,571.52	5.625%	360	xx	xx	Conventional	ARM	Refinance	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	653	Not Applicable	12.734%	First	Final policy	Not Applicable	Not Applicable	11/XX/2014	$620,752.57	Not Applicable	2.000%	$2,357.24	11/XX/2014	Financial Hardship	The review of the pro-title dated xx/XX/2021 reflects that the subject mortgage was originated on xx/XX/2008 with the lender MERS as nominee forxx
The chain of the assignment has been completed. The latest assignment is with  xx ich was recorded on xx/XX/2013.
There was a senior mortgage against the subject property in the favor of xx for the amount of $xx which was recorded on xx/XX/2007; however, the subordinated agreement was made on xx/XX/2008 and the senior mortgage was subordinated with the subject mortgage. Hence, the subject mortgage is at first lien position.
There is a state tax lien open against the borrower xx and xx filed by the  xx he amount of $3,223.25 which was recorded on xx/XX/2020.
There is a civil judgment xx filed by the xx for the amount of $xx which was recorded on xx/XX/2012.
There is a civil judgment filed by the xx LLC for the amount of $7,744.90 which was recorded on xx/XX/2013.
Annual combined taxes for the year 2020 have been paid in the amount of $1,221.77.
No prior years delinquent taxes have been found.	According to a review of the payment history as of xx/XX/2021, the borrower is currently delinquent for 10 months and the next due date for the regular payment is xx/XX/2020. The last payment was received on xx/XX/2021 total in the amount of PITI $3,085.45 which includes P&I $2,625.93 with the rate of interest of 3.00%, which was applied for the due date of xx/XX/2020. The UPB reflected in the latest payment history is in the amount of $xx.	xx:According to the review of the servicing comments, the loan is in the collection. According to a review of the payment history as of xx/XX/2021, the borrower is currently delinquent for 10 months and the next due date for the regular payment is xx/XX/2020. The last payment was received on xx/XX/2021 total in the amount of PITI $3,085.45 which includes P&I $2,625.93 with the rate of interest of 3.00%, which was applied for the due date of xx/XX/2020. The UPB reflected in the latest payment history is in the amount of $xx.
As per the comment dated xx/XX/2020, the borrower's income was impacted due to the COVID-19. The borrower was approved for the 3 months of forbearance plan which was started on xx/XX/2021 and ended on xx/XX/2021. No further details have been found.
No pertaining bankruptcy-related details have been found.
No foreclosure activity has been found.
As per the exterior BPO report dated xx/XX/2021 located at xx, the subject property has been occupied by the owner. No damage pertaining to the subject property has been found. xx:xx:xx
The step modification agreement was made on xx between the borrower “xx”. The interest-bearing principal Balance is $xx with an interest rate of 2.00% which steps up in 4 steps ending at 4.125%. The borrower promises to pay the monthly  P&I of $2,357.24 beginning from 11/XX/2014 and the maturity is dated xx
Affiliated Business Disclosure Initial Escrow Acct Disclosure Loan Program Info Disclosure Notice of Servicing Transfer Origination Appraisal	Field: Deferred Balance Amount Loan Value: Not Applicable Tape Value: $xxxxx.xx |---| |----| Comment: No deferred balance has been found per mod doc xxxx. Tape Source: Initial Tape Type:
Field: Interest Only Period?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The note has xx months interest only period.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xxx (Days)   Variance %:    Comment: As per the latest PH, the last payment was received on x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xxx   Tape Value: xxx   Variance: -xx   Variance %: -xx.xxxxx%   Comment: The original maturity term monthsare xxx.   Tape Source: Initial   Tape Type:
Field: Mod Step x Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: -xxxx (Days)   Variance %:    Comment: The mod step x date is xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: x.xxx%   Tape Value: x.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: The mod step x rate is x.xx%.   Tape Source: Initial   Tape Type:
Field: Mod Step x Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: -xxx (Days)   Variance %:    Comment: The mod step x date is xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: x.xxx%   Tape Value: x.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: The mod step x rate is x.xx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: The LTV is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxMMMMxxxxxxx   Tape Value: _xxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: The payment history string is xxxxxxxxxxxxxMMMMxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xxxxxxxMMMMxxxxxxxxxxxxx Tape Value: xxxxxxxxxxxxxxxxxxxxxxx_ Variance: Variance %: Comment: The payment history string is xxxxxxxxxxxxMMMMxxxxxxxxxx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial Escrow Account Disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program Disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Document is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Unable to determine an operative index value since the supportive documents are missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Form is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
20522395	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,741.23	08/XX/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$885.04	8.750%	360	xx	xx	Conventional	ARM	Purchase	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	589	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	01/XX/2019	$101,174.80	Not Applicable	4.375%	$446.75	01/XX/2019	Financial Hardship	The review of the updated title report dated xx/XX/2021 shows that the subject mortgage was originated on xx/XX/2002 and it was recorded on xx/XX/2003 in the amount of $xx
The chain of assignment is completed as the subject mortgage is still with the lender, xx

There is an active junior Mortgage available in the updated title report in the amount xx and it was recorded on xx/XX/2011.

The 1st installment of county tax for 2020 has been paid off in the amount of $1,007.96 on xx/XX/2021 and 2nd installment of $733.27 is due on xx/XX/2021

No prior year delinquent taxes have been found in the updated title report.	Review of updated payment history as of xx/XX/2021, the loan is currently in delinquency for +1 months and the next due for regular payment is xx/XX/2021. The last regular payment xx has been made on xx/XX/2021 in the amount of $446.75 for the due date of xx/XX/2021. The UPB as of the date is in the amount of $xx	xx:The subject property is in average condition. No evidences regarding property damages/repairs have been found.

No evidences are available in the latest 24 months servicing comments regarding foreclosure proceedings

Review of updated payment history as of xx/XX/2021, the loan is currently in delinquency for +1 months and the next due for regular payment is xx/XX/2021. The last regular payment xx has been made on xx/XX/2021 in the amount of $446.75 for the due date of xx/XX/2021. The UPB as of the date is in the amount of $xx xx:xx:The debtor had filed Bankruptcy under chapter-13 on xx/XX/2004 with the Case#xx and the plan was confirmed on xx/XX/2005. POC was filed on xx/XX/2005 with the amount of claim of $xx and amount of arrearage of $xx. xx-D in Voluntary petition shows that the unsecured amount is $0.00 out of secured claim in the amount of $xx and the value of collateral is $xx. The case was discharged on xx/XX/2009.	The loan was modified on xx with the new principal balance of $xx and interest bearing principal amount is in the amount of $xx. The borrower promises to pay the initial step P&I of $446.75 with the new initial step interest rate of 4.375% beginning from xx and the new maturity date is xx	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. Loan Program Info Disclosure Notice of Servicing Transfer Origination Appraisal	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: Yes Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $xxxx.xx   Variance:    Variance %:    Comment: n/a   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xx (Days)   Variance %:    Comment: xx/XX/xxxx   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: n/a   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xxx (Days)   Variance %:    Comment: xx/XX/xxxx   Tape Source: Initial   Tape Type:
Field: Mod Step x Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xxxx (Days)   Variance %:    Comment: n/a   Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: x.xxx%   Tape Value: x.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: x.xxx%   Tape Source: Initial   Tape Type:
Field: Mod Step x Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xxx (Days)   Variance %:    Comment: xx/XX/xxxx   Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: x.xxx%   Tape Value: x.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: x.xxx%   Tape Source: Initial   Tape Type:
Field: Mod Step x Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xxx (Days)   Variance %:    Comment: n/a   Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: x.xxx%   Tape Value: x.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: n/a   Tape Source: Initial   Tape Type:
Field: Mod Step x Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xxx (Days)   Variance %:    Comment: n/a   Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: x.xxx%   Tape Value: x.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: x.xxx%   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: _xxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: Payment history string is xxxxxxxxxxxxxxxxxxxxxxxxxxx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx Tape Value: xxxxxxxxxxxxxxxxxxxxxxx_ Variance: Variance %: Comment: Payment history string reversed is xxxxxxxxxxxxxxxxxxxxxxxx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA APR test. ( 12 CFR §1026.22(a)(2), (4) , transferred from 12 CFR §226.22(a)(2), (4) ) The annual percentage rate (APR) is 9.185%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test. ( 12 CFR §1026.22(a)(2), (4) , transferred from 12 CFR §226.22(a)(2), (4) ) The annual percentage rate (APR) is 9.185%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "The final truth in lending disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An Appraisal report at origination is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required affiliated business disclosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
47512764	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,402.36	08/XX/2021	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$653.63	$782.24	7.875%	360	xx	xx	Conventional	ARM	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Investor	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	8.180%	First	Short Form Policy	Not Applicable	Not Applicable	02/XX/2015	$108,975.17	Not Applicable	4.500%	$489.91	04/XX/2015	Financial Hardship	As per the review of the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2006 and which was recorded on xx/XX/2006 in the amount of $xx
The chain of assignment has been completed. Currently, the mortgage is with xx
Junior mortgage was originated on xx/XX/2010 and which was recorded on xx/XX/2010 in the amount of xx
Active liens and judgments against the borrower:
Civil judgment against the borrower was recorded on xx/XX/2009 in the amount of $97.85 in favorxx
There is an HOA lien on the subject property was recorded on xx/XX/2021 in the amount of $950.00 in favo xx
There is a municipal lien on the subject property was recorded on xx/XX/2020 in the amount of $142.00 in favor xx
Annual combined tax of 2021 is due in the amount of $1,402.36 on xx/XX/2022.	According to the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment was received on xx/XX/2021 which was applied to xx/XX/2021. The next due date for payment is xx/XX/2021. The P&I is in the amount of $489.91 and PITI is in the amount of $613.55. The UPB reflected as per the tape data is in the amount of $xx.	xx:The loan is currently performing. According to the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment was received on xx/XX/2021 which was applied to xx/XX/2021. The next due date for payment is xx/XX/2021. The P&I is in the amount of $489.91 and PITI is in the amount of $613.55. The UPB reflected as per the tape data is in the amount of $xx.
As per the comment dated xx/XX/2020, the reason for default is curtailment of income due to Covid-19.
No latest servicing comment has been found to determine the current occupancy and condition of the subject property. No damage or repairs have been found. xx:The foreclosure was initiated. As per the comment dated xx/XX/2019, the file was referred to an attorney on xx/XX/2019. The date of complaint filed is unavailable. However, as per the comment dated xx/XX/2021, the foreclosure file was closed due to the reinstatement of loan. xx:xx	The loan modification agreement was made on xx with the new principal balance is in the amount of $xx and the borrower promise to pay the new P&I $489.91 with the interest rate of 4.50% beginning from xx till the maturity date of xx The interest bearing amount is $xx.	Affiliated Business Disclosure Credit Report Loan Program Info Disclosure	Field: Currently in Foreclosure? Loan Value: Yes Tape Value: No |---| |----| Comment: As per the comment dated xx/XX/xxxx, the file was referred to an attorney on xx/XX/xxxx. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xx (Days)   Variance %:    Comment: Document date of last modification is x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Interest only period is yes.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xxx (Days)   Variance %:    Comment: Last payment received date is x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xxx   Tape Value: xxx   Variance: -xxx   Variance %: -xx.xxxxx%   Comment: Loan original maturity term months are xxx months.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: _xxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: Payment history string is xxxxxxxxxxxxxxxxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx Tape Value: xxxxxxxxxxxxxxxxxxxxxxx_ Variance: Variance %: Comment: Payment history string reversed is xxxxxxxxxxxxxxxxxxxxxxx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (Lvl 2) "Loan program disclosure is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit Report is missing from loan file"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business form is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
10807094	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,880.00	08/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,449.27	6.500%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	30.953%	First	Final policy	Not Applicable	Not Applicable	02/XX/2013	$382,477.96	$33,314.96	4.250%	$1,514.04	02/XX/2013	Financial Hardship	Review of updated title report dated xx/XX/2021 shows subject mortgage was originated on xx/XX/2006 in the amount of $xx with xx
The chain of assignment is complete. The loan is currently the assignment with xx

There is one judgment xx open against the borrower in the amount of $3,541.57 xx was recorded on xx/XX/2019.

First half combined taxes of 2021 are due in the amount of $1,940.24 on xx/XX/2021.
Second half combined taxes of 2021 are due in the amount of $1,940.21 on xx/XX/2021.

No any prior year taxes are delinquent as per updated title report.	The review of updated payment history as of xx/XX/2021, the subject loan is currently delinquent for 0 months and the next due date of payment is xx/XX/2021. The last payment xx was received xx/XX/2021 in the amount of $1,935.61 which applied for xx/XX/2021. The current P&I is $1,514.04 with an interest rate of 4.250%. The UPB as of the date is mentioned in the updated payment history is in the amount of $xx & deferred balance in the amount of $xx.	xx:The review of the collection comment shows that the loan is in collection and the next due date for the payment is xx/XX/2021. The review of updated payment history as of xx/XX/2021, the subject loan is currently delinquent for 0 months and the next due date of payment is xx/XX/2021. The last payment xx was received xx/XX/2021 in the amount of $1,935.61 which applied for xx/XX/2021. The current P&I is $1,514.04 with an interest rate of 4.250%. The UPB as of the date is mentioned in the updated payment history is in the amount of $xx & deferred balance in the amount of $xx.

As per the comment dated xx/XX/2021, the borrower has impacted by covid-19. The special FS plan has been offered, which has been started on xx/XX/2021 and ended on xx/XX/2021. The comment dated xx/XX/2021 states that the forbearance plan extension has been approved for 6 months. No further details have been found.

As per review BPO report dated xx/XX/2021, the subject property owner occupied and is in good condition. No damage and repairs have been found latest servicing comments. xx:xx:xx	Loan modification agreement was made on xx in between borrower xx and xx (lender). The new modified rate is 4.250% and borrower promises to pay P&I in the amount of $1514.04 beginning 2/XX/2013. The new principal balance is $xx the maturity date is xx The borrower had also given the promise to pay the deferred balance in the amount of $xx on the maturity date on xx The UPB that has been amortized is $xx as an interest bearing amount.	Credit Application Credit Report Final Truth in Lending Discl. Initial Escrow Acct Disclosure Missing Required State Disclosures Right of Rescission	3: Curable	* Final TIL Missing or Not Executed (Lvl 3) "Final TIL is missing from the loan file."	* Application Missing (Lvl 2) "Final Application is missing from the loan file. However, the income and expenses have been captured from initial application "0025625310_Loan Application-09003039a1410132"."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "The ComplianceEase risk indicator is "Moderate", due to
TILA APR Test:"
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan is failed for
TILA APR Test:
The loan data is 0.000%, the comparison data is 6.630%, and the variance is -6.630%."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account disclosure is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit Report is missing from loan file"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the state MD. However below required state disclosures are missing from the loan file.
1-Affidavit of Consideration
2-Affidavit of Disbursement
3-First Time Buyers Affidavit
4-Balloon Payment
5-Mandatory Binding Arbitration Disclosures"
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "Right of rescission is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
70790807	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$4,111.13	08/XX/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$877.51	7.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	64.927%	First	Final policy	Not Applicable	Not Applicable	03/XX/2017	$121,453.63	Not Applicable	5.500%	$879.88	04/XX/2017	Financial Hardship	The review of the updated title report dated xx/XX/2021 shows that the subject mortgage was originated on xx/XX/2005 and was recorded on xx/XX/2005 in the amount of $xx with lender is MERS as nominee for xx

The chain of assignment has been completed. The last assignment is withxx

Active liens and judgment has been found:
There is one IRS lien which was recorded on xx/XX/2015 in the amount of xx in favor of  xx. The borrowers SSN# was matched.

Annual county taxes of 2020 have been paid in the amount of $1779.07.
Annual school taxes of 2020 have been paid in the amount of $2332.06.	As per the review of payment history as of xx/XX/2021, the borrower is delinquent for 02 months with the loan and the next due date for payment is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $879.88 which was applied for due date xx/XX/2021. The current P&I are in the amount of $879.88 and current PITI is in the amount of $1500.00 with an interest rate of 5.500%. The current UPB reflected as per the payment history is in the amount of xx.	xx:The loan is currently in collections. As per the review of payment history as of xx/XX/2021, the borrower is delinquent for 02 months with the loan and the next due date for payment is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $879.88 which was applied for due date xx/XX/2021. The current P&I are in the amount of $879.88 and current PITI is in the amount of $1500.00 with an interest rate of 5.500%. The current UPB reflected as per the payment history is in the amount of xx.

As per servicing comment dated xx/XX/2020 the reason for default is borrower’s income is impacted by covid-19. As per servicing comment the subject property has been occupied by the owner. The borrower's intention is to keep the property. No damage or repair has been found.

According to the PACER, the borrower xx had filed for bankruptcy under Chapter-13 with the case# xx on xx/XX/2015. The POC was filed on xx/XX/2015. The POC amount of claim is $xx and POC amount of arrearage is $xx. The schedule D of xx shows that does not contain any unsecured portion. There is no comment indicating a cram-down. The bankruptcy case was dismissed on xx/XX/2015 and the case was terminated on xx/XX/2016.

The loan was modified on xx/XX/2017 between the borrower xx and the lender is xx LLC. The new modified principal balance as per modification is in the amount of $xx with an interest rate of 5.500%and the borrower promises to pay P&I in the amount of $879.88 beginning from xx/XX/2017. The maturity date as per modification is xx/XX/2035. There is no any deferred balance. The interest-bearing amount is $xx. xx:xx:According to the PACER, the borrower xx had filed for bankruptcy under Chapter-13 with the case# xx on xx/XX/2015. The POC was filed on xx/XX/2015. The POC amount of claim is $xx and POC amount of arrearage is $xx. The schedule D of xx shows that does not contain any unsecured portion. There is no comment indicating a cram-down. The bankruptcy case was dismissed on xx/XX/2015 and the case was terminated on xx/XX/2016.	The loan was modified on xx between the borrower xx and the lender is xx. The new modified principal balance as per modification is in the amount of $xx with an interest rate of 5.500%and the borrower promises to pay P&I in the amount of $879.88 beginning from 4/XX/2017. The maturity date as per modification is xx There is no any deferred balance. The interest-bearing amount is $xx.	Affiliated Business Disclosure Credit Report Missing Required State Disclosures Notice of Servicing Transfer	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: According to the PACER, the borrower xx had filed for bankruptcy under Chapter-xx with the case# xx-xxxxx on xx/XX/xxxx. The bankruptcy case was dismissed on xx/XX/xxxx and the case was terminated on xx/XX/xxxx. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xxx (Days)   Variance %:    Comment: Document date of last modification is xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: The foreclosure is not initiated.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xxx (Days)   Variance %:    Comment: As per Payment History the last payment was received on xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: The original standard LTV (OLTV) is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: x.xxxxx%   Tape Value: x.xxxxx%   Variance: x.xxxxx%   Variance %: x.xxxxx%   Comment: The Note reflects the original stated rate is x.xxx%   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxMxxxMMMxMMMMMMxxxMxx   Tape Value: _xxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: As per Payment History the Payment History String is xxxxMxxxMMMxMMMMMMMxxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxMxxxMMMMMMxMMMxxxMxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxx_   Variance:    Variance %:    Comment: As per Payment History the Payment History String reversed is xxMxxxMMMMMMxMMMxxxM.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing credit report (Lvl 2)     "Credit Report is missing from loan file"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the TX state. The following state disclosures are missing from the loan file:
1. TX Loan Agreement Notice
2. Commitment Requirement/Anti-Tying
3. TILA Disclosures in Spanish
4. Home Equity Consumer Disclosure
5. Home Equity Loan Interest and Fees Preclosing Disclosure
6. Home Equity Loan Copies of Documents
7. Home Equity Loan Rescission Notice
8. Fair Market Value of Homestead Property Acknowledgment
9. Home Equity Loan Notice of Address for Borrower Notification of Violation
10. Choice of Insurance Notice
11. Collateral Protection Insurance Disclosure
12. Non-Deposit Investment Product Disclosure Are there any promotional materials?
13. Insurance Solicitation/Post Commitment Requirement
14. Construction Loan Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
17756522	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	$0.00	$2,296.71	08/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,093.42	7.750%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Alternative	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	30.244%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	6.000%	$975.46	Unavailable	Unavailable	The review of the updated title report dated xx/XX/2021 shows that the subject mortgage was originated on xx/XX/2005 and was recorded on xx/XX/2005 with instrument# xx in the amount of $xx in favor of MERS as nominee for xx

There are 3 state tax liens open against the borrower; first one in the amount of $2,154.55 which was recorded on xx/XX/2014 in favor of  xx Fund and second one is in the amount of $xx which was recorded on xx/XX/2018 in favor of  xx which was recorded on xx/XX/2018 in favor xx

There is one junior mortgage open against the property in the amount of $xx which was recorded on xx/XX/2005 in favor of MERS as nominee for xx Direct.

2021 town taxes have been paid in the amount of $62.77 on xx/XX/2021.

2021 county taxes have been paid in the amount of $400.10 on xx/XX/2021.

2021 school taxes are due in the amount of $1,833.84 on xx/XX/2021.	Review of the payment history dated as of xx/XX/2021 reveals that borrower has been the delinquent for 02 months. The last payment was received in the amount of $1,325.25 on xx/XX/2021 which was applied for the due date of xx/XX/2021. The next due date is xx/XX/2021. Current UPB as of date reflects in the provided payment history is in the amount of $xx and current interest rate as per payment history is 6.000%.	xx:Loan currently is in collections. Provided payment history as of xx/XX/2021, reveals that the loan has been delinquent for 02 months and the UPB as of the data is in the amount of $xx.

This is a conventional fixed rate mortgage with P&I of $1,093.42 with the rate of interest 7.750% and a maturity date of the loan is xx/XX/2036. The P&I as per updated payment history as of the date is $975.46 and rate of interest is 6.000%; however, there is a reduction in P&I and rate of interest with respect to original Note data which seems that there would be a possible loan modification but an executed copy of such loan modification agreement is missing from the loan file.

Review of the payment history dated as of xx/XX/2021 reveals that borrower has been the delinquent for 02 months. The last payment was received in the amount of $1,325.25 on xx/XX/2021 which was applied for the due date of xx/XX/2021. The next due date is xx/XX/2021. Current UPB as of date reflects in the provided payment history is in the amount of $xx and current interest rate as per payment history is 6.000%.

No more evidences are available in the latest servicing comments regarding further foreclosure proceedings.

No evidences are available in the latest servicing comments regarding Bankruptcy. xx:xx:xx	This is a conventional fixed rate mortgage with P&I of $1,093.42 with the rate of interest 7.750% and a maturity date of the loan is 03/XX/2036. The P&I as per updated payment history as of the date is $975.46 and rate of interest is 6.000%; however, there is a reduction in P&I and rate of interest with respect to original Note data which seems that there would be a possible loan modification but an executed copy of such loan modification agreement is missing from the loan file.	Affiliated Business Disclosure	Field: Deferred Balance Amount Loan Value: Unavailable Tape Value: $xxxxx.xx |---| |----| Comment: Unavailable. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: Unavailable   Tape Value: x/XX/xxxx   Variance:    Variance %:    Comment: Unavailable.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not Applicable.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: xxx (Days)   Variance %:    Comment: xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xxx   Tape Value: xxx   Variance: -x   Variance %: -x.xxxxx%   Comment: xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: _xxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: Payment history string is xxxxxxxxxxxxxxxxxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxx_   Variance:    Variance %:    Comment: Payment history string reversed is xxxxxxxxxxxxxxxxxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-x Loan Value: Refinance Tape Value: Cash Out Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "ComplianceEase Risk Indicator is "Elevated" due to “This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business disclosure is missing from the loan file."		Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
37400427	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$453.62	05/XX/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$612.55	11.900%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	11/XX/2017	$52,833.70	$7,359.55	8.000%	$479.06	12/XX/2017	Financial Hardship	According to updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2004 with xx Company which was recorded on xx/XX/2004. The chain of assignment has been completed. Currently, the mortgage assignment is with xx. xx is on first lien position. No active judgments or liens found on the subject property.	The payment history dated xx/XX/2021 shows that the borrower is delinquent for 5 months and next payment due date is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $479.06 which was applied for the due date on xx/XX/2021.The current UPB is in the amount of $xx.	xx:Currently the loan is in collection.
The payment history dated xx/XX/2021 shows that the borrower is delinquent for 5 months and next payment due date is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $479.06 which was applied for the due date on xx/XX/2021.The current UPB is in the amount of $xx.
The loan was modified with an effective date of xx/XX/2017 and a new principal balance is $xx and the rate was starting from 8.00% and borrower had given promise to pay P&I in the amount of $479.06 beginning on xx/XX/2017 with a new maturity date of xx/XX/2034. The borrower has also promised to pay the deferred balance in the amount of $7,359.55 on the maturity date on xx/XX/2034.
As per PACER, the debtor had filed bankruptcy under chapter-13 with the case#xx on xx/XX/2012 and the plan was confirmed on xx/XX/2013. Currently the Bankruptcy is not in active status since it was discharged on xx/XX/2017 and was fully terminated on xx/XX/2017.
As per collection comment the subject property is occupied by owner and is in good condition. No comment regarding damage and repairs located to the subject property. xx:xx:As per PACER, the debtor had filed bankruptcy under chapter-13 with the case#xx on xx/XX/2012 and the plan was confirmed on xx/XX/2013. Currently the Bankruptcy is not in active status since it was discharged on xx/XX/2017 and was fully terminated on xx/XX/2017.
As per the chapter 13 trustees final report dated xx/XX/2017, the creditor “xx.” has been paid in the amount of $xx and the arrearage has been paid in the favor of $xx.	The loan was modified with an effective date of xx and a new principal balance is $xx and the rate was starting from 8.00% and borrower had given promise to pay P&I in the amount of $479.06 beginning on xx with a new maturity date of xx The borrower has also promised to pay the deferred balance in the amount of $7,359.55 on the maturity date on xx	Affiliated Business Disclosure Credit Application Credit Report Right of Rescission	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: BK is Yes. Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: $xxxx.xx   Tape Value: $xxxx.xx   Variance: $-xxxx.xx   Variance %: -xx.xxxxx%   Comment: Deferred balance is $x,xxx.xx.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: REO active is N/A.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xxx (Days)   Variance %:    Comment: Received date is xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: LTV is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxmxxxxxxxxxxxxxx   Tape Value: _xxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: PH string is xxxxxxxxxMxxxxxxxxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xxxxxxxxxxxxxxmxxxxxxxxx Tape Value: xxxxxxxxxxxxxxxxxxxxxxx_ Variance: Variance %: Comment: PH string is xxxxxxxxxMxxxxxxxxxxxxxxx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The Final 1003 (Application) is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing in loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from loan files."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "Right of rescission is missing from loan files."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
67515655	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$2,913.10	05/XX/2021	Not Applicable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$635.76	7.350%	180	xx	xx	Conventional	Fixed	Cash Out	xx	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	10/XX/2018	$49,637.86	Not Applicable	5.000%	$317.82	08/XX/2018	Financial Hardship	Updated title dated xx/XX/2021 shows that subject mortgage originated on xx/XX/1999 in the amount of $xx has been active on the title.
Currently, the mortgage is assigned to lenderxx
 There is a notice of lien for the postponed property taxes against subject property which was filed by xx of xx  . The amount of lien is not mentioned.  .
There are 3 state tax liens active on the title in the amount of $463.98 which was recorded on xx/XX/2015, xx/XX/2016 and xx/XX/2017. However, unable to validate the identity of the borrower from the copies of lien.
There is a civil judgment entered against borrower,  in the amount of $xx in the favor of xx. Judgment was entered on xx/XX/1991.
Property taxes for the year of 2020/21 have been paid on xx/XX/2021.	As per payment history as of xx/XX/2021, the borrower is 10 months delinquent with loan payments. The next due date is xx/XX/2020 and the last payment was received xx/XX/2021 in the amount $650.90 which was applied for the due date xx/XX/2020. The UPB reflected in the payment history is $xx.	xx:Current status of the loan is foreclosure. As per payment history as of xx/XX/2021, the borrower is 10 months delinquent with loan payments. The next due date is xx/XX/2020 and the last payment was received xx/XX/2021
As per collection comment dated xx/XX/2021, the borrower is impacted by Covid 19.
RFD is unemployment.

According to servicing comments, the file has been referred to attorney on xx/XX/2021 for foreclosure.  Later, file was put on hold due to loss mitigation.  No further information was found.
No evidence of damage or repair was found. xx:According to servicing comments, the file has been referred to attorney on xx/XX/2021 for foreclosure. Later, file was put on hold due to loss mitigation. xx:xx	Loan was modified on xx with new UPB of $xx. This UPB to be paid with fixed interest at the rate of 5.00 % by making P&I of $317.82 from xx to 8/XX/2039 (Maturity Date).	Credit Application Credit Report HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Deferred Balance Amount Loan Value: Not Applicable Tape Value: $xxxx.xx |---| |----| Comment: As per deferral agreement. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xx (Days)   Variance %:    Comment: As per note   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xxx (Days)   Variance %:    Comment: As per payment history.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xxx   Tape Value: xxx   Variance: -xxx   Variance %: -xx.xxxxx%   Comment: As per loan modification.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -x (Days)   Variance %:    Comment: As per note   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: _xxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: As per payment history.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx Tape Value: xxxxxxxxxxxxxxxxxxxxxxx_ Variance: Variance %: Comment: As per payment history. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD along with preliminary HUD and itemization are missing from the loan file."	* Application Missing (Lvl 2) "Final loan application is missing from the loan file"
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing in loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
18675234	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	08/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$468.88	6.500%	360	xx	xx	FHA	Fixed	Purchase	Unavailable	Unavailable	Unavailable	No	xx	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	12/XX/2017	$52,386.85	Not Applicable	2.500%	$172.76	12/XX/2017	Financial Hardship	The review of the updated title report dated xx/XX/2021 shows that the subject mortgage was originated on xx/XX/1998 and it was recorded on xx/XX/1998 in the amount of $74, 1820.00 in favor of MERS as nominee for

Active junior or senior judgments/liens/mortgages:

1. There is an active junior credit card judgment available in the updated title report against xx and LeAnn Price in the amount of $$xx in favor of xx and it was recorded on xx/XX/2011.

Annual taxes have been paid in the total amount of $1,137.16.	Review of updated payment history as of xx/XX/2021, the loan is currently in delinquency for +12 months and the next due for regular payment is xx/XX/2021. The last regular payment xx has been made on xx/XX/2021 in the amount of $172.76 for the due date of xx/XX/2020. The UPB as of the date is in the amount of $xx.	xx:As per updated payment history as of xx/XX/2021, the loan is currently in delinquency for +12 months and the next due for regular payment is xx/XX/2021. The last regular payment xx has been made on xx/XX/2021 in the amount of $172.76 for the due date of xx/XX/2020. The UPB as of the date is in the amount of $xx.It shows the willingness and ability of borrower to pay the payment is too poor also its servicer rating did not meet to the expectation previously the borrower was offered a permanent modification plan by servicer as the loan was modified on xx/XX/2017 with the 5 step amortization with the new principal balance of $xx out of which $0.00 has been deferred and the new interest bearing principal amount is in the amount of $xx. The borrower promises to pay the initial step P&I of $172.76 with the new initial step interest rate of 2.50% beginning from xx/XX/2017 and the new maturity date is xx/XX/2056. xx:xx:xx	The loan was modified on xx with the 5 step amortization with the new principal balance of $xx out of which $0.00 has been deferred and the new interest bearing principal amount is in the amount of $xx. The borrower promises to pay the initial step P&I of $172.76 with the new initial step interest rate of 2.50% beginning from xx and the new maturity date is xx	Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Mortgage Insurance Notice of Servicing Transfer Origination Appraisal	Field: Is REO Active? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Not applicable. Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xxx (Days)   Variance %:    Comment: Last payment received date is x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xxx   Tape Value: xxx   Variance: -xxx   Variance %: -xx.xxxxx%   Comment: Loan original maturity term months are xxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: xx.xxx%   Variance:    Variance %:    Comment: Unavailable.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: _xxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: Payment history string is xxxxxxxxxxxxxxxxxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxx_   Variance:    Variance %:    Comment: Payment history string reversed is xxxxxxxxxxxxxxxxxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1 along with preliminary HUD-1, Fee itemization and closing instructions are also missing from the loan file."	* Application Missing (Lvl 2) "Loan application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "The final truth in lending disclosure is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "Mortgage Insurance certificate document is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An Appraisal report at origination is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing in loan files."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
38299318	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	$0.00	$10,904.80	07/XX/2021	zz	No	Unavailable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$3,316.45	7.530%	324	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	As per the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2006 and was recorded on xx/XX/2006, in the amount of $xx with xx of xx with Instrument # xx / 737. The chain of assignment has been completed currently the assignment is with DLJ xx There is senior mortgage in the amount of $xx in favor of xx Water which is recorded on xx/XX/1999. There is senior mortgage in the amount of $xx in favor of xx of xx which is recorded on xx/XX/2006. According to the updated title report dated xx/XX/2021, there is 2 junior state tax liens against the borrower xx and xx in the favor of xx of Tax & Finance which was recorded on different dates for the combined amount of $xx. There is a IRS lien against the borrower xx and xx in the amount of $xx in favor of Department of the Treasury - xx Service. which is recorded on xx/XX/2018. There is 2 civil judgments,3 credit card judgments and 2 UCC judgments against the borrower which is recorded on different dates.	According to the payment history as of xx/XX/2021, the borrower is 8 months delinquent with the loan. The last payment received on xx/XX/2021 which is applied for the due date of xx/XX/2020. The next due date for payment is xx/XX/2020. The P&I are in the amount of $4,310.68 and PITI is in the amount of $4,493.54. The UPB reflected as per the payment history tape data is in the amount of $xx.	xx:The loan is currently in collections.
According to the payment history as of xx/XX/2021, the borrower is 8 months delinquent with the loan. The last payment received on xx/XX/2021 which is applied for the due date of xx/XX/2020. The next due date for payment is xx/XX/2020. The P&I are in the amount of $4,310.68 and PITI is in the amount of $4,493.54. The UPB reflected as per the payment history tape data is in the amount of $xx.
As per collection comment dated xx/XX/2021 the borrower's reason for default is Covid-19. As per collection comment dated xx/XX/2021 the borrower's income was impacted by Covid-19. As per collection comment dated xx/XX/2021 the reason for default was curtailment of income.
This is a conventional fixed rate mortgage with P&I of $3,316.45 with the rate of interest 7.5300% and a maturity date of the loan is xx/XX/2033. The P&I as per updated payment history as of the date is $4,310.68 and rate of interest is 7.530%; however, there is a reduction in P&I and rate of interest with respect to original Note data which seems that there would be a possible loan modification but an executed copy of such loan modification agreement is missing from the loan file.
The tape is also providing the information regarding the latest modification which was made on xx/XX/2015. xx:The foreclosure proceedings were initiated on the loan by referring it to attorney also complaint was filed on xx/XX/2013 and foreclosure was canceled on xx/XX/2015. No more evidences are available in the latest 24 months servicing comments regarding further foreclosure proceedings. xx:The debtor xx had filed Bankruptcy under chapter-7 on xx/XX/2020 with the Case#xx and the plan was not confirmed. POC was not filed because chapter-7. Bankruptcy was discharged on xx/XX/2021 and it was terminated on xx/XX/2021.	This is a conventional fixed rate mortgage with P&I of $3,316.45 with the rate of interest 7.5300% and a maturity date of the loan is xx The P&I as per updated payment history as of the date is $4,310.68 and rate of interest is 7.530%; however, there is a reduction in P&I and rate of interest with respect to original Note data which seems that there would be a possible loan modification but an executed copy of such loan modification agreement is missing from the loan file.
The tape is also providing the information regarding the latest modification which was made on xx	Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer Right of Rescission	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Currently in foreclosure? is "Yes".   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Unavailable   Tape Value: $xxxxxx.xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Unavailable   Tape Value: x/XX/xxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: xxx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: $xxxxxx.xx   Tape Value: $xxxxxx.xx   Variance: $xxxx.xx   Variance %: x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xxx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: _xxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxx_   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-x Line xxx)   Loan Value: Not Applicable   Tape Value: $xxxxxx.xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: Unavailable Tape Value: xx/XX/xxxx Variance: Variance %: Comment: Stated maturity date is "Unavailable". Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The Final Loan application is missing along with the Initial loan application from loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The Initial escrow acct disclosure is missing from loan file."
* Missing Required State Disclosures (Lvl 2)     "The following state disclosures are missing from loan file. NY Consumer Credit Disclosure / Fair Credit Reporting Notice NY Interest Rate Disclosure NY Hazard Insurance  Disclosure Tax Escrow Account Designation Mortgage Bankers and Exempt Organizations Preapplication Part 80 Disclosure Alternative Mortgage Transaction Disclosures Co-Signer Notice Requirements Default Warning Notice Smoke Alarm Affidavit New York Real Property Escrow Account Disclosure Subprime Home Loan Counseling Disclosure Subprime Home Loan Tax and Insurance Payment Disclosure Subprime Home Loan Disclosure Commitment Disclosure Lock-in Disclosure Expiration of Lock-in or Commitment Period"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The Notice of servicing transfer document is missing from loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Affiliated business Disclosure is missing from loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "The ROR is missing from loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
86609327	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$6,105.27	08/XX/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,693.94	6.500%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	06/XX/2020	$288,734.31	Not Applicable	2.500%	$952.18	07/XX/2020	Financial Hardship	The review of the updated title report dated xx/XX/2021 shows that the subject mortgage was originated on xx/XX/2006 and was recorded on xx/XX/2007 in the amount of $xx with lender is MERS as nominee for xx

The chain of assignment has been completed. The last assignment is with  xx
No active liens and judgments have been found.

1st installment combined taxes of 2021/2022 have been due in the amount of $3052.64.
2nd installment combined taxes of 2021/2022 have been due in the amount of $3052.63.	As per the review of payment history as of xx/XX/2021, the borrower is delinquent for 3 months with the loan and the next due date for payment is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $952.18 which was applied for due date xx/XX/2021. The current P&I are in the amount of $952.18 and current PITI is in the amount of $2406.43 with an interest rate of 2.500%. The current UPB reflected as per the payment history is in the amount of $xx.	xx:The loan is currently in collections. As per the review of payment history as of xx/XX/2021, the borrower is delinquent for 3 months with the loan and the next due date for payment is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $952.18 which was applied for due date xx/XX/2021. The current P&I are in the amount of $952.18 and current PITI is in the amount of $2406.43 with an interest rate of 2.500%. The current UPB reflected as per the payment history is in the amount of $xx.
As per servicing comment dated xx/XX/2021 the reason for default is the borrower's income is impacted by covid-19. As per servicing comment the subject property has been occupied by the owner. The borrower's intention is to keep the property. No damage or repair has been found.
According to the PACER, the borrower xx  had filed for bankruptcy under Chapter-13 with the case# xx on xx/XX/2013. The POC was filed on xx/XX/2013. The POC amount of claim is $xx and POC amount of arrearage is xx. The schedule D of xx contains the amount of claim without deducting the value of collateral is $xx and value of property is $xx.However the unsecured portion is $xx. There is no comment indicating a cram-down. The bankruptcy was dismissed on xx/XX/2014 and the case was terminated on xx/XX/2015.

The loan was modified on xx/XX/2020 between the borrower xx and the lender is xx . The new modified principal balance as per modification is in the amount of $xx with an interest rate of 2.500%and the borrower promises to pay P & I in the amount of $952.18 beginning from xx/XX/2020. The maturity date as per modification is xx/XX/2054. There is no any deferred balance. The interest-bearing amount is $xx. xx:xx:According to the PACER, the borrower xx had filed for bankruptcy under Chapter-13 with the case# xx on xx/XX/2013. The POC was filed on xx/XX/2013. The POC amount of claim is $xx and POC amount of arrearage is xx. The schedule D of xx contains the amount of claim without deducting the value of collateral is $xx and value of property is $xx.However the unsecured portion is $xx. There is no comment indicating a cram-down. The bankruptcy was dismissed on xx/XX/2014 and the case was terminated on xx/XX/2015.	The loan was modified on xx between the borrower xx and the lender is xx. The new modified principal balance as per modification is in the amount of $xx with an interest rate of 2.500%and the borrower promises to pay P&I in the amount of $952.18 beginning from xx The maturity date as per modification is xx There is no any deferred balance. The interest-bearing amount is $xx.

The modification contains the different interest rate and P&I for specific time periods.	Affiliated Business Disclosure Missing Required State Disclosures Right of Rescission	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: According to the PACER, the borrower xx had filed for bankruptcy under Chapter-xx with the case# xx-xxxxx on x/XX/xxxx.The bankruptcy was dismissed on Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xx (Days)   Variance %:    Comment: Document date of last modification is x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: The foreclosure was not initiated.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xxx (Days)   Variance %:    Comment: As per Payment History the last payment was received on x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xxx   Tape Value: xxx   Variance: -xxx   Variance %: -xx.xxxxx%   Comment: Loan original maturity term months is xxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: The original standard LTV(OLTV) is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxMxxxxxxxxxxxxxxxxxx   Tape Value: _xxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: As per Payment History the Payment History String is xxxxxmxxxxxxxxxxxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxxxMxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxx_   Variance:    Variance %:    Comment: As per Payment History the Payment History String reversed is xxxxxxxxxxxxxxxxxxMxxxxx.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Debt consolidation Tape Value: Cash Out - Other Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing Required State Disclosures (Lvl 2) "The subject property is located in Maryland State. The following state disclosures are missing in the loan file.

1. Affidavit of Consideration
2. Affidavit of Disbursement
3. First Time Buyers Affidavit
4. Notice of Right to Select Attorney, Title Insurance Company and Settlement xx Disclosure
5. Balloon Payment
6. No Escrow Account
7. Mandatory Binding Arbitration Disclosures
8. Home Buyer Education and Counseling Disclosure"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "Right of Rescission document is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
84047857	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$4,927.46	08/XX/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	$1,959.34	$2,593.89	6.625%	360	xx	xx	Conventional	ARM	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	24.453%	First	Short Form Policy	Not Applicable	Not Applicable	08/XX/2017	$420,110.73	Not Applicable	3.750%	$1,691.05	10/XX/2017	Financial Hardship	As per the review of the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2006 and which was recorded on xx/XX/2006 in the amount of $xx with America's xx.
The chain of assignment has been completed. Currently, the mortgage is with xx. which was recorded on xx/XX/2019.
Junior mortgage was originated on xx/XX/2006 and which was recorded on xx/XX/2006 in the amount of $xx with   xx.
Active liens and judgments against the borrower:
There are three active xx or unsafe living condition liens for the violation of building permits against the subject property xx in the favor of xx   in the total amount of $135.0 which were recorded on different dates.
Civil judgment against the borrower was recorded on xx/XX/2015 in the amount of $5,000.00 in favor of xx.
Civil judgment against the borrower was recorded on xx/XX/2012 in the amount of $1,802.98 in favor of xx.
Annual county tax of 2020 is due in the amount of $2,463.73 on xx/XX/2021.	According to the payment history as of xx/XX/2021, the borrower is delinquent for 12 months. The last payment was received on xx/XX/2021 which was applied to xx/XX/2020. The next due date for payment is xx/XX/2020. The P&I is in the amount of $1,691.05 and PITI is in the amount of $2,205.23. The UPB reflected as per the tape data is in the amount of $xx.	xx:The loan is currently in collections. According to the payment history as of xx/XX/2021, the borrower is delinquent for 12 months. The last payment was received on xx/XX/2021 which was applied to xx/XX/2020. The next due date for payment is xx/XX/2020. The P&I is in the amount of $1,691.05 and PITI is in the amount of $2,205.23. The UPB reflected as per the tape data is in the amount of $xx.
As per the comment dated xx/XX/2020, the reason for default is loss of income due to Covid-19.
No latest servicing comment has been found to determine the current occupancy and condition of the subject property. No damage or repairs have been found. xx:xx:According to the PACER, the borrower had filed the bankruptcy under chapter 13 on xx/XX/2012 with the case #xx and BK was converted to chapter #7 on xx/XX/2013. The schedule D of xx does not show any unsecured amount. The bankruptcy case was discharged on xx/XX/2014 and terminated on xx/XX/2014.	The loan modification agreement was made on xx with the new principal balance is in the amount of $xx and the borrower promise to pay the new P&I $1,691.05 with the interest rate of 3.75% beginning from 10/XX/2017 till the maturity date of xx The interest bearing amount is $xx. Previously the loan was modified in the year of 2016.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: According to the PACER, the borrower had filed the bankruptcy under chapter xx on xx/XX/xxxx with the case #xx-xxxxx. Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $xxxx.xx   Variance:    Variance %:    Comment: Deferred balance amount is unavailable.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: x/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: -xx (Days)   Variance %:    Comment: Document date of last modification is x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Yes.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xxx (Days)   Variance %:    Comment: Last payment received date is x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xxx   Tape Value: xxx   Variance: -xxx   Variance %: -xx.xxxxx%   Comment: Loan original maturity term months are xxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Original standard LTV is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: _xxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: Payment hisotry string is xxxxxxxxxxxxxxxxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx Tape Value: xxxxxxxxxxxxxxxxxxxxxxx_ Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan failed the Indiana license validation test. Indiana House Enrolled Act 1359 requires the Indiana Department of Financial Institutions to begin regulation of both first and subordinate lien mortgage lending under the First Lien Mortgage Lending License and Subordinate Lien Mortgage Lending License. As a result, lenders will no longer be allowed to make loans under the Indiana Unregulated (1st Lien), Unregulated UCCC, Consumer Loan License, Consumer Loan License UCCC, or the Exemption Letter UCCC. The Indiana First Lien Mortgage Lending License and Indiana Subordinate Lien Lending License are not available for loans with a closing date before the Act's effective date of January 1, 2009."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the Indiana license validation test."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "Following State Disclosures are missing from the loan file.. 1.Hazard Insurance Disclosure 2.Federal Consumer Credit Protection Act Disclosure 3.Insurance Freedom of Choice Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer document is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative Index Value is unable to be determined."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business form is missing from the loan file."		Moderate	Not Covered	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
4475843	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,235.83	04/XX/2020	zz	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$849.50	6.500%	360	xx	xx	Conventional	ARM	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	39.820%	First	Final policy	Not Applicable	Not Applicable	06/XX/2015	$108,871.83	Not Applicable	6.500%	$811.44	07/XX/2015	Financial Hardship	As per the review of the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2002 and which was recorded on xx/XX/2002 in the amount of $xx with xx,
The chain of assignment has been completed. Currently, the mortgage is with   xx which was recorded on xx/XX/2021.
Junior mortgage was originated on xx/XX/2005 and which was recorded on xx/XX/2005 in the amount of $xx with xx,
Active liens and judgments against the borrower:
There are two civil judgments against the borrower in the total amount of $6,645.5 in favor of xx
There are two federal tax liens against the borrower in the total amount of $xx in favor of xx ervice which were recorded on different dates.
Civil judgment against the borrower was recorded on xx/XX/2012 in the amount of $4,739.96 in favor of xx
No delinquent taxes have been found.	According to the payment history as of xx/XX/2020, the borrower is delinquent for 16 months. The last payment was received on xx/XX/2020 which was applied to xx/XX/2020. The next due date for payment is xx/XX/2020. The P&I is in the amount of $811.44 and PITI is in the amount of $1,246.16. The UPB reflected as per the tape data is in the amount of $xx.	xx:The loan is currently in collections. According to the payment history as of xx/XX/2020, the borrower is delinquent for 16 months. The last payment was received on xx/XX/2020 which was applied to xx/XX/2020. The next due date for payment is xx/XX/2020. The P&I is in the amount of $811.44 and PITI is in the amount of $1,246.16. The UPB reflected as per the tape data is in the amount of $xx.
As per the comment dated xx/XX/2020, the reason for default is curtailment of income due to Covid-19.
As per the BPO report dated xx/XX/2021, the subject property is occupied by the owner. No damage or repairs have been found. xx:The foreclosure was initiated. As per the comment dated xx/XX/2021, the file was referred to an attorney on xx/XX/2021. However, as per the comment dated xx/XX/2021, the foreclosure was put on hold due to loss mitigation activity. xx:xx	The loan modification agreement was made on xx with the new principal balance is in the amount of $xx and the borrower promise to pay the new P&I $811.44 with the interest rate of 6.50% beginning from xx till the maturity date of xx The interest bearing amount is $xx.	Affiliated Business Disclosure Loan Program Info Disclosure Notice of Servicing Transfer	Field: Borrower Last Name Loan Value: xx Tape Value: xx |---| |----| Comment: As per the note the borrowr last name is xx. Tape Source: Initial Tape Type:
Field: Current Foreclosure Status   Loan Value: Complaint Filed   Tape Value: Referred to Attorney   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xx (Days)   Variance %:    Comment: Last payment received date is x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xx.xxxxx%   Comment: Loan original maturity term months are xxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Original standard LTV is xx.xx%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: _xxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: Payment history string is xxxxxxxxxxxxxxxxxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxx_   Variance:    Variance %:    Comment: Payment history string reversed is xxxxxxxxxxxxxxxxxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xxx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: FAIL $xx $xx -$385.00
This loan failed the TILA finance charge test.
The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate because it is understated by more than $100."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer document is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business form is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
62447628	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$499.66	07/XX/2020	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$661.38	10.690%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	07/XX/2020	$90,249.24	Not Applicable	2.500%	$297.62	08/XX/2020	Financial Hardship	Review of updated title report dated xx/XX/2021 shows that the subject mortgage was originated on xx/XX/2007 in the amount of $xx which was recorded on xx
 The chain of assignment has been completed.
There are no active judgments or liens found against the borrower/subject property.
Annual taxes have been paid in the amount of $499.66. No delinquent taxes have been found for the prior years.	According to review of the payment history as of xx/XX/2021, the borrower is delinquent with the loan for 16 months and the next due date for the regular payment is xx/XX/2020. The last payment was received on xx/XX/2020 total in the amount of PITI $457.54 which includes P&I $317.88 with the rate of interest 2.500%, which was applied for the due date of xx/XX/2020. The UPB reflected in the payment history tape is in the amount of $xx.	xx:According to review of the payment history as of xx/XX/2021, the borrower is delinquent with the loan for 16 months and the next due date for the regular payment is xx/XX/2020. The last payment was received on xx/XX/2020 total in the amount of PITI $457.54 which includes P&I $317.88 with the rate of interest 2.500%, which was applied for the due date of xx/XX/2020. The UPB reflected in the payment history tape is in the amount of $xx. Foreclosure was initiated in loan file. The foreclosure was referred to attorney on xx/XX/2021. The foreclosure complaint was filed on xx/XX/2021. As per comment dated xx/XX/2021 states that property is located in a disaster area designated by FEMA. The comment dated xx/XX/2021 states that foreclosure was put on FEMA hold which starts from xx/XX/2021. The hold ended on xx/XX/2021. As per comment dated xx/XX/2021 states that foreclosure was put on hold due to loan modification. Further there is no more information found related to foreclosure action in latest 24 months of comment history.
The loan was modified on xx/XX/2020 with the 6 step amortization with the new principal balance of $xx. The borrower promises to pay the initial step P&I of $297.62 with the new initial step interest rate of 2.500% beginning from xx/XX/2020 and the new maturity date is xx/XX/2050. xx:Foreclosure was initiated in loan file. The foreclosure was referred to attorney on xx/XX/2021. The foreclosure complaint was filed on xx/XX/2021. As per comment dated xx/XX/2021 states that property is located in a disaster area designated by FEMA. The comment dated xx/XX/2021 states that foreclosure was put on FEMA hold which starts from xx/XX/2021. The hold ended on xx/XX/2021. As per comment dated xx/XX/2021 states that foreclosure was put on hold due to loan modification. Further there is no more information found related to foreclosure action in latest 24 months of comment history. xx:xx	The loan was modified on xx with the 6 step amortization with the new principal balance of $xx. The borrower promises to pay the initial step P&I of $297.62 with the new initial step interest rate of 2.500% beginning from xx and the new maturity date is xx	Affiliated Business Disclosure Credit Application	Field: Doc Date of Last Modification Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx |---| -xx (Days) |----| Comment: Doc date of last modification is "x/XX/xxxx". Tape Source: Initial Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xxx   Tape Value: xxx   Variance: -xxx   Variance %: -xx.xxxxx%   Comment: Loan original Maturity term Months is "xxx".   Tape Source: Initial   Tape Type:
Field: Mod Step x Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xxxx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: x.xxx%   Tape Value: x.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step x Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xxx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: x.xxx%   Tape Value: x.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step x Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xxx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: x.xxx%   Tape Value: x.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step x Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xxx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: x.xxx%   Tape Value: x.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step x Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xxx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: x.xxx%   Tape Value: x.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Original standard LTV (OLTV) is "xx.xxx%".   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: MMMMMMMMMMMxxMxxMxMMMxxx   Tape Value: _xxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: Payment history string reversed is "MMMMMMMMMMMxxMxxMxMMMxx".   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxMMMxMxxMxxMMMMMMMMMMM   Tape Value: xxxxxxxxxxxxxxxxxxxxxxx_   Variance:    Variance %:    Comment: Payment history string reversed is "xxMMMxMxxMxxMMMMMMMMMMM"   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-x Line xxx) Loan Value: Not Applicable Tape Value: $xxxxx.xx Variance: Variance %: Comment: Sales price (HUD-x Line xxx) is "Not Applicable". Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The Loan Application is missing from loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "ComplianceEase Risk Indicator is "Moderate" factor as follow:
1. TILA Finance Charge Test: FAIL             Loan Data : $xx            Comparison Data: $xx       Variance: -$326.69
This loan failed the TILA finance charge test. The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate because it is understated by more than $100.
2. TILA Foreclosure Rescission Finance Charge Test: FAIL            Loan Data: $xx        Comparison Data: $xx         Variance: -$326.69
This loan failed the TILA foreclosure rescission finance charge test. The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate for purposes of rescission because it is understated by more than $35."
* ComplianceEase TILA Test Failed (Lvl 2)     "1. TILA Finance Charge Test: FAIL             Loan Data : $xx            Comparison Data: $xx       Variance: -$326.69
This loan failed the TILA finance charge test. The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate because it is understated by more than $100.
2. TILA Foreclosure Rescission Finance Charge Test: FAIL            Loan Data: $xx        Comparison Data: $xx         Variance: -$326.69
This loan failed the TILA foreclosure rescission finance charge test. The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate for purposes of rescission because it is understated by more than $35."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required Affiliated business disclosure is missing from loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
92348201	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,187.97	08/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,497.80	6.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	07/XX/2018	$240,336.27	Not Applicable	2.500%	$792.58	08/XX/2018	Financial Hardship	According to the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2007 with the lender MERS as nominee for xx, in the amount of $xx which was recorded on xx/XX/2007 with instrument#xx.

There is no chain of assignment as the subject mortgage is with the original lender.

No active judgments or liens have been found against the borrower/subject property.

Combined annual installment taxes of 2020 have been paid in the amount of $3,187.97 on xx/XX/2020. No prior year’s delinquent taxes have been found.	According to the review of the payment history as of xx/XX/2021, the borrower is current with the loan and the next due date for the regular payment is xx/XX/2021. The last payment was received on xx/XX/2021 in the total amount of PITI is $1,322.80 which includes P&I of $792.58, which was applied for the due date of xx/XX/2021. As per seller’s tape data, the current UPB reflected is in the amount of $xx.	xx:As per the review of collection comments, the current status of the loan is performing. According to the review of the payment history as of xx/XX/2021, the borrower is current with the loan and the next due date for the regular payment is xx/XX/2021. As per seller’s tape data, the current UPB reflected is in the amount of $xx. The collection comment dated xx/XX/2020 states the reason for default is curtailment of income due to the borrower’s income impacted by covid-19 pandemic. The deferral has been approved for 3 months that began from xx/XX/2020 to xx/XX/2020. No further details have been found. The collection comment dated xx/XX/2020 states the subject property is owner-occupied. The collection comment dated xx/XX/2021 states the subject property had repair of septic tank. An estimated cost of repair and date of loss are unable to be determined. There is no any other information regarding this damage whether it has been repair or not. xx:xx:xx	The loan modification agreement made between borrower xx (Borrower) and xx. As per the modified terms, the new principal balance is $xx. The borrower promises to pay $792.58 monthly with modified interest rate of 2.500% beginning from 08/XX/2018 with a maturity date of xx The lender had agreed to forgive the principal balance in the amount of $7,894.83 on the modification effective date.	Affiliated Business Disclosure Credit Report	Field: Deferred Balance Amount Loan Value: Not Applicable Tape Value: $xxxx.xx |---| |----| Comment: There is no deferred balance noted. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xx (Days)   Variance %:    Comment: Doc date of last modification is xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xxx (Days)   Variance %:    Comment: Last payment received date is xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xxx   Tape Value: xxx   Variance: -xxx   Variance %: -xx.xxxxx%   Comment: Loan original maturity term is xxx months.   Tape Source: Initial   Tape Type:
Field: Mod Step x Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -x (Days)   Variance %:    Comment: Mod step x date is xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Mod Step x Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -x (Days)   Variance %:    Comment: Mod step x date is xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Mod Step x Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -x (Days)   Variance %:    Comment: Mod step x date is xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: _xxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: Payment history string reversed is xxxxxxxxxxxxxxxxxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxx_   Variance:    Variance %:    Comment: Payment history string reversed is xxxxxxxxxxxxxxxxxxxxxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx Variance: -x (Days) Variance %: Comment: Stated maturity date is xx/XX/xxxx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing credit report (Lvl 2) "Credit report is missing from loan file"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "An affiliated business disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
68204445	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$2,882.97	03/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,119.73	6.410%	360	xx	xx	Conventional	ARM	Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	648	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	08/XX/2012	$185,000.00	Not Applicable	2.000%	$598.27	08/XX/2012	Financial Hardship	As per the review of the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2006 and which was recorded on xx/XX/2006 in the amount of $xx with xx
The chain of assignment has not been completed. Currently, the mortgage is with xx, which was recorded on xx/XX/2018.

Junior mortgage was originated on xx/XX/2007 and which was recorded on xx/XX/2007 in the amount of $xx with xx

Active liens and judgments against the borrower:
There is a municipal lien on the subject property was recorded on xx/XX/2019 in favor of City of xx. However; the lien amount is unavailable in the document.
Civil judgment against the borrower was recorded on xx/XX/2013 in the amount of $3,871.66 in favor of xx
Civil judgment against the borrower was recorded on xx/XX/2020 in favor of xx  , however; the judgment amount is unavailable.
Federal tax lien against the borrower was recorded on xx/XX/2015 in the amount of $xx in favor of xx
State tax lien against the borrower was recorded on xx/XX/2015 in the amount of $2,546.90 in favor of xx
No delinquent taxes have been found.	According to the payment history as of xx/XX/2021, the borrower is delinquent for 4 months. The last payment was received on xx/XX/2021 which was applied to xx/XX/2021. The next due date for payment is xx/XX/2021. The P&I is in the amount of $742.01 and PITI is in the amount of $1,158.04. The UPB reflected as per the tape data is in the amount of $xx.	xx:The loan is currently in collections. According to the payment history as of xx/XX/2021, the borrower is delinquent for 4 months. The last payment was received on xx/XX/2021 which was applied to xx/XX/2021. The next due date for payment is xx/XX/2021. The P&I is in the amount of $742.01 and PITI is in the amount of $1,158.04. The UPB reflected as per the tape data is in the amount of $xx.
The reason for default is unavailable.
No latest servicing comment has been found to determine the current occupancy and condition of the subject property. No damage or repairs have been found. xx:xx:xx	The loan modification agreement was made on xx with the new principal balance is in the amount of $xx and the borrower promise to pay the new P&I $598.27 with the interest rate steps up in 3 steps beginning with 2.00% and ending at 3.625%. The modification first payment was due on xx The maturity date is xx The interest bearing amount is $xx. The amount of $xx has been forgiven by the lender.	Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Loan Program Info Disclosure Notice of Servicing Transfer	Field: Deferred Balance Amount Loan Value: Not Applicable Tape Value: $xxxx.xx |---| |----| Comment: No deferred balance. Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xx (Days)   Variance %:    Comment: Last payment received date is x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Loan amortized type is Fixed.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xxx   Tape Value: xxx   Variance: -xxx   Variance %: -xx.xxxxx%   Comment: Loan original maturity term months are xxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Original standard LTV is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: _xxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: xxxxxxxxxxxxxxxxxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxx_   Variance:    Variance %:    Comment: xxxxxxxxxxxxxxxxxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xxx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business form is missing from the loan file."
																																																																																								* Settlement date is different from note date (Lvl 2) "Property is located at xx state."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
68955379	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$17,825.49	09/XX/2021	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$6,380.92	3.875%	180	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	4 Family	xx	xx	Investor	Yes	Yes	No	729	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the pro-title dated xx/XX/2021 reflects that the subject mortgage was originated on xx/XX/2020 with the lender MERS as nominee for xx in the amount of $xx, which was recorded on xx/XX/2020. No assignment has been found. The current assignment is with the lender MERS as nominee for xx There is a municipal lien open against the subject property filed by the NYC Bureau of xx for the amount of $1,000.00 which was recorded on xx/XX/2014. The first installment combined taxes of 2022 have been paid and the second, third and fourth installment taxes are due on xx/XX/2021, xx/XX/2022 and xx/XX/2022 each in the amount of $4,467.43. Annual utility taxes of 2021 have been delinquent on xx/XX/2021 in the amount of $5,234.65 and they were good through on xx/XX/2021.	According to a review of the payment history as of xx/XX/2021, the borrower is performing with the loan and the next due date for the regular payment is xx/XX/2021. The last payment was received on xx/XX/2021 total in the amount of PITI $7,891.02 which includes P&I $6,380.92 with the rate of interest of 3.875%, which was applied for the due date of xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.	xx:According to the review of the servicing comments, the loan is in foreclosure.
According to a review of the payment history as of xx/XX/2021, the borrower is performing with the loan and the next due date for the regular payment is xx/XX/2021.  The last payment was received on xx/XX/2021 total in the amount of PITI $7,891.02 which includes P&I $6,380.92 with the rate of interest of 3.875%, which was applied for the due date of xx/XX/2021.  The UPB reflected in the latest payment history is in the amount of $xx.
As per the comment dated xx/XX/2020, the reason for the default of the borrower was the curtailment of income.
No pertaining bankruptcy-related details have been found.
As per the seller’s tape data, the subject property is vacant. No damage pertaining to the subject property has been found.
As per the final application, the borrower is working at xx as a xx for 81 months. xx:As per the seller's tape data, the foreclosure was initiated. No foreclosure referral and complaint date have been found. However, as per the seller's tape data, the Projected foreclosure date is xx/XX/2026. No further details have been found. xx:xx	Not Applicable	Field: Currently in Foreclosure? Loan Value: Yes Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N.A   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: x (Days)   Variance %:    Comment: As per tape data , The Appraisal is dated reflects the subject property is xx /XX/xx .However As per appraisal document date is xx/XX/xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -xx.xxx%   Variance %: -xx.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Cash Out - Other   Tape Value: Debt consolidation   Variance:    Variance %:    Comment: As per Tape data ,Purpose of Refinance is Debt Consolidation However, Final Application documents Cash Out-Other.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-x   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Remaining Term   Loan Value: xxx   Tape Value: xxx   Variance: x   Variance %: x.xxxxx%   Comment: As per Tape data ,Stated Remaining term of loan is xxx months.However it reflects xxx months.   Tape Source: Initial   Tape Type:
																																																																																				Field: Subject Property Type Loan Value: x Family Tape Value: PUD Variance: Variance %: Comment: As per Tape data ,Subject Property Type is PUD .However Appraisal documents reflects as x Family . Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "This is Investment loan. Subject approve at 46.375%. Per tape, Income miscalculation may push DTI to over 75.46%. Unable to rely on docs in file and unable to calc ATR"											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
57156849	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,699.64	09/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,181.12	2.900%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	665	643	33.791%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2021 shows that the subject mortgage was originated on xx/XX/2020 with the lender MERS as nominee for xx xx which was recorded on xx/XX/2020.
The chain of the assignment has not been found.
No active judgments or liens have been found.
Taxes of 2020 have been paid in the amount of $2,849.82.
Taxes of 2021 are due in the amount of $2,849.82 on xx/XX/2022.	According to the payment history as of xx/XX/2021, the borrower is current with the loan and the last payment was received on xx/XX/2021 which was applied for xx/XX/2021 and the next due date for the payment is xx/XX/2021. The P&I is in the amount of $1,181.12 and PITI is in the amount of $1,539.31. The UPB reflected is in the amount of $xx.	xx:As per the review of the servicing comments, currently, the loan is in performing and the borrower is current with the loan and the last payment was received on xx/XX/2021 which was applied for xx/XX/2021 and the next due date for the payment is xx/XX/2021. The P&I is in the amount of $1,181.12 and PITI is in the amount of $1,539.31. The UPB reflected is in the amount of $xx.
As per the comment dated xx/XX/2021, borrower has been impacted by Covid-19 and the reason for default is reduction in income.
No comments have been found regarding bankruptcy in the latest servicing comments.
No comments have been found regarding foreclosure in the latest servicing comments.
The subject property has been occupied by the owner. Recent servicing comments do not reflect any damage pertaining to the subject property. xx:xx:xx	Not Applicable	Missing Initial Closing Disclosure Missing or error on the Rate Lock Mortgage Insurance Notice of Servicing Transfer	Field: Bx Self-Employed? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: N/A Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not applicable   Tape Source: Initial   Tape Type:
Field: Mortgage Type   Loan Value: FHA   Tape Value: Conventional   Variance:    Variance %:    Comment: Mortgage type is FHA   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: x (Days)   Variance %:    Comment: Original appraisal date is xx/XX/xxxx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Origina LTV is xx.xxx%   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxx   Tape Value: xxxxxxxxXXXX   Variance:    Variance %:    Comment: xxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxx   Tape Value: XXXXxxxxxxxx   Variance:    Variance %:    Comment: xxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: xxx Tape Value: xxx Variance: x Variance %: x.xxxxx% Comment: Stated remaining term is xxx Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "ComplianceEase did not test TRID Tolerance test since an initial CD is missing from the loan file."
* Loan does not conform to program guidelines (Lvl 3)     "The provided Seller’s tape is showing an alert that the subject loan is uninsurable due to missing of closing documents, soil treatment and Builder Certificate. Therefore, the loan does not meet program guidelines/requirements."
* MI, FHA or MIC missing and required (Lvl 3)     "Loan is FHA and required MI Cert is missing from the loan file."
* Missing Initial Closing Disclosure (Lvl 3)     "An executed copy of initial CD is missing from the loan file."
* Missing or error on the Rate Lock Document (Lvl 3)     "An executed copy of Rate Lock Agreement is missing from the loan file."
																																																																																							* Notice of Servicing Transfer missing or unexecuted (Lvl 3) "An executed copy of Notice of Servicing Transfer disclosure is missing from the loan file."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
75387835	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,215.06	09/XX/2021	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$495.56	3.600%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	759	739	36.826%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of updated title report dated xx/XX/2021 shows that the subject mortgage was originated on xx/XX/2020 and it was recorded on xx/XX/2020 in the amount of $xx in favor of ‘‘xx
The chain of assignment is complete.

No active judgments or liens have been found.

2nd half county taxes of 2021 are due in the total amount of $607.53 on xx/XX/2021.

No delinquent taxes have been found for the prior year.	The payment history dated as of xx/XX/2021 reveals that the borrower is current with the loan. The next due date is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $495.56 with an interest rate 3.600 % and it was applied for the due date xx/XX/2021. The current unpaid principal balance is in the amount of $xx.	xx:Loan is in performing status.

The payment history dated as of xx/XX/2021 reveals that the borrower is current with the loan. The next due date is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $495.56 with an interest rate 3.600 % and it was applied for the due date xx/XX/2021. The current unpaid principal balance is in the amount of $xx.

According to the collection comments, the foreclosure was not initiated yet. As per seller’s data tape, the project foreclosure date would be xx/XX/2022. Further details are not provided.

The collection comment dated xx/XX/2021 states that FEMA xx declared on xx/XX/2021 for xx Storms starting on xx/XX/2021. Currently, no impact found for the disaster to the property. xx:According to the collection comments, the foreclosure was not initiated yet. As per seller’s data tape, the project foreclosure date would be xx/XX/2022. Further details are not provided. xx:xx	Not Applicable	Notice of Servicing Transfer	Field: Bx Self-Employed? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Borrower #x Last Name   Loan Value: Ensign-Wunce   Tape Value: Wunce   Variance:    Variance %:    Comment: Updated as per Note.   Tape Source: Initial   Tape Type:
Field: Borrower #x Middle Name   Loan Value: Not Applicable   Tape Value: Ensign   Variance:    Variance %:    Comment: Updated as per Note.   Tape Source: Initial   Tape Type:
Field: Current Occupancy   Loan Value: Owner (or Former): Primary Home   Tape Value: Rented out by Investor (Post-FC)   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Income Bx U/W   Loan Value: $xxxx.xx   Tape Value: $xxxx.xx   Variance: $-xxxx.xx   Variance %: -xx.xxxxx%   Comment: Updated as per xxxx.   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xx (Days)   Variance %:    Comment: Updated as per appraisal.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -xx.xxx%   Variance %: -xx.xxxxx%   Comment: Updated as per xxxx.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Lower rate or term   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment: Updated as per xxxx.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: xxx Tape Value: xxx Variance: x Variance %: x.xxxxx% Comment: Updated as per Note. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The subject property is an Investment. The provided Seller’s tape is showing an alert that the borrower's income was misrepresented. Once proper income was calculated, the DTI was at 84.16 and exceeded the program. Further details are not provided to confirm the same. Unable to rely on the provided documents in the loan file."
																																																																																							* Notice of Servicing Transfer missing or unexecuted (Lvl 3) "An executed copy of Notice of Servicing Transfer disclosure is missing from the loan file."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
72852153	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$11.76	$8,302.54	09/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,877.68	3.625%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	706	Not Applicable	46.186%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Updated title report dated xx/XX/2021 shows that borrower xx is the current owner of the subject property. Subject mortgage originated on xx/XX/2020 with lender, xx . in the amount of $xx has been active on the title at first lien position. No assignment of mortgage was found. There is an UCC financing statement against borrower, xx filed by xx on xx/XX/2018. Property taxes of 2021 are due on xx/XX/2021 in the amount of $4151.27. The annual xx for 2019 have been delinquent in the amount of $11.76 and payable through the date of xx/XX/2022.	Payment history as of xx/XX/2021 shows that loan is performing and next due for xx/XX/2021 payment. Last payment was applied on xx/XX/2021 in the amount of $3,908.81 for the due date xx/XX/2021. Current UPB is $xx and rate of interest 3.625%	xx:Current status of the loan is performing. Payment history as of xx/XX/2021 shows that loan is performing and next due for xx/XX/2021 payment. Last payment was applied on xx/XX/2021 in the amount of $3,908.81 for the due date xx/XX/2021. Current UPB is $xx and rate of interest 3.625% No foreclosure action was found. No comment indicating any Covid impact was found. No evidence of damage or repair was found. xx:xx:xx	Not Applicable	Field: Original Appraisal Date Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx |---| x (Days) |----| Comment: The Appraisal reflects the date effective date as x/XX/xxxx. Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Amount of Secondary Lien(s): $x. Loan Amount: $xx. CLTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. CLTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: xxx Tape Value: xxx Variance: x Variance %: x.xxxxx% Comment: Stated remaining term reflects xxx. Tape Source: Initial Tape Type:	3: Curable	* Homeowner's Counseling disclosure is missing. (Lvl 3) "Homeowners counseling disclosure is missing from loan document."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 46.19%. Tape shows excluding SE income from Dagnino Corporation due to 2018 K-1 not provided pushes DTI to over 69.18%. Unable to rely on docs in file and unable to calc ATR."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 46.186%, the Borrower income was $xx and total expenses are in the amount of $5,625.92 and the loan was underwritten by DU xx		Elevated	Pass	Pass	No Result	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
35047472	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,240.05	09/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$503.96	3.950%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Secondary	Yes	Yes	No	666	Not Applicable	44.617%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the pro-title dated xx/XX/2021 reflects that the subject mortgage was originated on xx/XX/2020 with the lender MERS as nominee for xx which was recorded on xx/XX/2020.
No chain of assignment has been found.
No active liens and judgments have been found.
Combined annual taxes of 2021 have been due in the amount of $1240.05 on xx/XX/2022.
Combined annual taxes of 2020 have been paid in the amount of $1240.05 on xx/XX/2020.	According to the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment received date xx/XX/2021, the payment applied date was xx/XX/2021 and the next due date for payment is xx/XX/2021. The P&I is in the amount of $503.96 and PITI is $798.86. The UPB reflected as per the payment history is in the amount of $xx.	xx:The loan is performing. According to the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment received date xx/XX/2021, the payment applied date was xx/XX/2021 and the next due date for payment is xx/XX/2021. The P&I is in the amount of $503.96 and PITI is $798.86. The UPB reflected as per the payment history is in the amount of $xx.
The reason for default is unable to be determined. The subject property is occupied by the owner. No comments have been found for damage or repairs. xx:xx:xx	Not Applicable	Missing Initial LE Notice of Servicing Transfer	Field: Current Occupancy Loan Value: Owner (or Former): Primary Home Tape Value: Rented out by Investor (Post-FC) |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Original Appraisal Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xx (Days)   Variance %:    Comment: As per Tape data ,Appraisal Date is x/XX/xxxx.However Appraisal documents reflects as x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -xx.xxx%   Variance %: -xx.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: xxx Tape Value: xxx Variance: x Variance %: x.xxxxx% Comment: As per Tape data ,Stated Remaining term of loan is xxx months.However it reflects xxx months. Tape Source: Initial Tape Type:	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.617%. The borrower's total income is $4,757.95 and total expenses are in the amount of $2,122.87. The loan was underwritten by DU (xxand its recommendation is “Refer With Caution” with a DTI of 44.62%."	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "ComplianceEase TRID Tolerance Test is Incomplete due to initial Loan Estimate is missing from the loan documents."
* Missing Initial LE (Lvl 3)     "Initial Loan Estimate is missing from the loan documents."
																																																																																							* Notice of Servicing Transfer missing or unexecuted (Lvl 3) "Servicing transfer document is missing from loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 44.617%. Tape shows that debt omitted without supporting documents and including the debt in total liabilities may push DTI higher. Unable to rely on docs in file and unable to calc ATR."		Elevated	Not Covered	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
61483679	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$538.10	09/XX/2021	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,213.60	3.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	762	Not Applicable	40.084%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the pro-title dated xx/XX/2021 reflects that the subject mortgage was originated on xx/XX/2020 with the lender MERS as nominee for xx in the amount of $xx, which was recorded on xx/XX/2020.
No assignment has been found. The current assignment is with the lender MERS as nominee for xx
There are three xx open against the name xx and xx filed by the xx for the total amount of $3,030.00 which were recorded on different dates xx/XX/2007, xx/XX/2008 and xx/XX/2009 respectively; however, property address mentioned on each document are different from the subject property address.
There are four IRS liens open against the name xx filed by the xx ; however, the property address and SSN# on each document is different from the subject property address and SSN#.
There is a prior state tax lien open against the borrower xx and xx field by the State of Georgia in the amount of $xx which was recorded on xx/XX/2008; however, the property is different from the subject property address. Also, SSN# is not provided in the document to validate the lien.
There is a prior IRS lien open against the borrower xx field by the xx of Revenue in the amount of $1,216.14 which was recorded on xx/XX/2013; however, the property is different from the subject property address. Also, SSN# is not provided in the document to validate the lien.
The annual county taxes of 2020 have been paid in the amount of $538.10.
No prior year’s delinquent taxes have been found.	According to a review of the payment history as of xx/XX/2021, the borrower is performing with the loan and the next due date for the regular payment is xx/XX/2021. The last payment was received on xx/XX/2021 total in the amount of PITI $1,682.22 which includes P&I $1,213.60 with the rate of interest of 3.375%, which was applied for the due date of xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.	xx:According to the review of the servicing comments, the loan is in foreclosure.
According to a review of the payment history as of xx/XX/2021, the borrower is performing with the loan and the next due date for the regular payment is xx/XX/2021.  The last payment was received on xx/XX/2021 total in the amount of PITI $1,682.22 which includes P&I $1,213.60 with the rate of interest of 3.375%, which was applied for the due date of xx/XX/2021.  The UPB reflected in the latest payment history is in the amount of $xx.
No foreclosure activity has been found.
No evidence related to occupancy and the current condition of the subject property has been found in the available months of servicing comments. As per the seller's tape data, the subject property has been occupied the owner. No damage pertaining to the subject property has been found.
As per the final application, the borrower is working at xx for 64 months. xx:As per the seller's tape data, the foreclosure was initiated. No foreclosure referral and complaint date have been found. However, as per the seller's tape data, the Projected foreclosure date is xx/XX/2022. No further details have been found. xx:xx	Not Applicable	Notice of Servicing Transfer	Field: Bx Self-Employed? Loan Value: Not Applicable Tape Value: Yes |---| |----| Comment: NA. Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xx  Tape Value: xx   Variance:    Variance %:    Comment: the borrower last name is xx.   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: As per the seller's tape data, the foreclosure was initiated. No foreclosure referral and complaint date have been found. However, as per the seller's tape data, the Projected foreclosure date is x/XX/xxxx. No further details have been found.   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xx (Days)   Variance %:    Comment: Original appraisal date is x/XX/xxxx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxx   Tape Value: xxxxxxxxxxXX   Variance:    Variance %:    Comment: The PH string is xxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxx   Tape Value: XXxxxxxxxxxx   Variance:    Variance %:    Comment: The PH string reversed is xxxxxxxxx.   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Remaining Term Loan Value: xxx Tape Value: xxx Variance: x Variance %: x.xxxxx% Comment: Stated remaining term is xxx Tape Source: Initial Tape Type:	3: Curable		* Notice of Servicing Transfer missing or unexecuted (Lvl 3) "An executed copy of Notice of Servicing Transfer disclosure is missing from the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The provided Seller’s tape is showing an alert that the borrower’s income was misrepresented. Further details are not provided. Unable to rely on the provided documents in the loan file."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
63583384	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,691.25	08/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$459.19	3.600%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	734	Not Applicable	48.905%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2020 and recorded on xx/XX/2020 with the lender MERS as nominee for xx. for the amount of $xx.
According to the updated title report dated xx/XX/2021, the chain of assignment has not been completed. No assignments have been found.
No active liens and judgments have been found against the borrower and subject property.
City annual taxes for the year of 2021 have been paid in the amount of $674.78 on xx/XX/2021.
Utilities annual taxes for the year of 2021 have been paid in the amount of $375.00 on xx/XX/2021.
Other annual taxes for the year of 2021 have been paid in the amount of $40.00 on xx/XX/2021.
County annual taxes for the year of 2021 have been paid in the amount of $382.30 on xx/XX/2021.
School annual taxes for the year of 2021 are due in the amount of $2,219.17 on xx/XX/2021.
No prior year delinquent taxes have been found.	According to latest payment history as of xx/XX/2021, the borrower is current with the loan and the next due date is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $817.89 which was applied for the due date xx/XX/2021. The unpaid principal balance is reflected in the amount of $xx. The current P&I is $459.19 and the interest rate is 3.600%.	xx:The loan is currently in the performing and the next due date is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $817.89 which was applied for the due date xx/XX/2021. The unpaid principal balance is reflected in the amount of $xx. The current P&I is $459.19 and the interest rate is 3.600%. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. As per the comment dated xx/XX/2020, the subject property is located in FEMA disaster moratorium declared on xx/XX/2020 for coronavirus disease 2019 pandemic started on xx/XX/2020 and the comment dated xx/XX/2020, the FEMA Moratorium has been expired. The subject property and the reason for default are unable to be determined. No comment pertaining damage to the subject property has been observed.
Currently, the borrower is working at xx as xx from 488 months. xx:xx:xx	Not Applicable	Origination Appraisal	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Remaining Term   Loan Value: xxx   Tape Value: xxx   Variance: x   Variance %: x.xxxxx%   Comment: NA   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Single Family Tape Value: PUD Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "TRID Violation in Charges that Cannot Increase test due to increase of fee in Final CD dated 05/XX/2020. Initial LE dated 03/XX/2020 reflects Lender's Title Insurance Policy at $899.00. However, Final CD dated 05/XX/2020 reflects Lender's Title Insurance Policy at $904.00. This is fee increase of $5.00 for 0% tolerance test fee. Valid COC for the increase in fee amount is missing in the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approve at 48.905%. Tape shows debts being miscalculated. Unable to rely on documents in file and unable to calculation ATR."
* Missing Appraisal (Lvl 2)     "Original Appraisal is missing from Loan Documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.905% the Borrower income was $3,494.55 and total expenses are in the amount of $1,709.01 and the loan was underwritten by AUS/XX/LP xx		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
77929822	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,438.35	08/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$721.52	2.750%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	684	Not Applicable	49.554%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2020 with the lender MERS as nominee for xx in the amount of $xx which was recorded on xx/XX/2020 with instrument#xx. There is no chain of assignment as the subject mortgage is with the original lender. No active judgments or liens have been found against the borrower/subject property. Combined annual installment taxes of 2020 have been paid in the amount of $4,438.35 on xx/XX/2020. No prior year’s delinquent taxes have been found.	According to the review of the payment history as of xx/XX/2021, the borrower is current with the loan and the next due date for the regular payment is xx/XX/2021. The last payment was received on xx/XX/2021 in the total amount of PITI is $1,163.96 which includes P&I of $721.52, which was applied for the due date of xx/XX/2021. The current UPB reflected is in the amount of $xx.	xx:As per the review of collection comments, the current status of the loan is performing. According to the review of the payment history as of xx/XX/2021, the borrower is current with the loan and the next due date for the regular payment is xx/XX/2021. The current UPB reflected is in the amount of $xx. The reason for default is unable to be determined. No comments have been found regarding the borrower’s income impacted due to covid-19 pandemic. No comments have been found regarding the subject property condition. Currently, the borrower is working at xx LP as xx from 5 months. xx:xx:xx	Not Applicable	Mortgage Insurance	Field: Borrower Last Name Loan Value: xx Tape Value: xx |---| |----| Comment: The Note dated xx/XX/xxxx and signed at closing, reflects the Borrower's Last Name asxx Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: MI is Required.   Tape Source: Initial   Tape Type:
Field: Mortgage Type   Loan Value: FHA   Tape Value: Conventional   Variance:    Variance %:    Comment: The Final xxxx reflects Mortgage type as FHA .   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: x (Days)   Variance %:    Comment: The Appraisal reflects the date effective date as x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Amount of Secondary Lien(s): $x.xx. Loan Amount: $xx. CLTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. CLTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxx   Tape Value: xxxxxxxxxxxX   Variance:    Variance %:    Comment: Payment history string is xxxxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxx   Tape Value: Xxxxxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: xxx Tape Value: xxx Variance: x Variance %: x.xxxxx% Comment: The Note Document reflects the Loan Original Maturity Term Months as xxx. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase 0% Tolerance test. Initial LE dated 8/XX/2020 does not reflect Appraisal Re-Inspection Fee. Final CD dated 9/XX/2020 reflects the addition of Appraisal Re-Inspection Fee at $150.00. This is an increase of $150.00 for charges that cannot increase 0% test. However, COC for the addition of Appraisal Re-Inspection Fee is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Seller Tape reflects following issues: Loan is uninsurable due to missing fully executed documents, therefore does not meet program requirements."
																																																																																							* MI, FHA or MIC missing and required (Lvl 3) "Final Closing Disclosure reflects monthly MIP as $138.94. However, Mortgage Insurance certificate is missing in the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.554%, the Borrower income was $4,680.00 and total expenses are in the amount of $2,319.14 and the loan was underwritten by AUS/DU xx		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
80359353	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,128.16	09/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$478.31	4.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Secondary	Yes	Yes	No	696	Not Applicable	46.951%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2021 shows that the subject mortgage was originated on xx/XX/2020 and was recorded on xx/XX/2020 in the amount of $xx, with MERS as nominee for xx recorded with the Instrument/ Book/Page# xx. No chain of assignments found. Unable to determine last assignee. No active liens and judgments have been found against borrower and property. 2nd,3rd and 4th installment xx of 2020 have been due on xx/XX/2021 in the amount of $2,100.29.	According to the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment was received on xx/XX/2021, the applied date was xx/XX/2021 and the next due date for payment is xx/XX/2021 .The P&I is in the amount of $478.31 and PITI is in the amount of $1,058.56. The UPB reflected as per the payment history is in the amount of $xx.	xx:xx current status is performing. According to the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment was received on xx/XX/2021, the applied date was xx/XX/2021 and the next due date for payment is xx/XX/2021 .The P&I is in the amount of $478.31 and PITI is in the amount of $1,058.56. The UPB reflected as per the payment history is in the amount of $xx. According to the collection comment dated xx/XX/2020, the RFD is curtailment of income. The subject property has been occupied by the owner. The borrower's intention is to keep the property. No evidence has been found regarding Bankruptcy and Foreclosure. No evidence has been found regarding litigation and contested matter. As per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: N.A Tape Source: Initial Tape Type:
Field: Original Appraisal Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xx (Days)   Variance %:    Comment: As per appraisal report reflects Original appraisal date as x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxx   Variance:    Variance %:    Comment: updated a sper review.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxx   Variance:    Variance %:    Comment: updated a sper review.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: updated a sper review.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: xxx Tape Value: xxx Variance: x Variance %: x.xxxxx% Comment: Note reflects stated remaining term as xxx. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan failed Qualified Mortgage Lending Policy Points and Fees Test due to Fees Charged: $4,035.14 Fees Threshold: $3,297.00 Over by +$738.14. The following fees were included in the test: Commitment Fee paid by Borrower: $447.00 Mortgage Broker Fee (Indirect) $2,596.00 Points - Loan Discount Fee paid by Borrower: $992.14."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "The Loan Failed Charges That Cannot Increase 0% tolerance test due to increase off in Final CD dated 4/XX/2020. Initial LE Dated 1/XX/2020 reflects Points - Loan Discount Fee at $985.00. However, Final CD dated 4/XX/2020 reflects increase of Points - Loan Discount Fee at $992.14. This is increase of $7.14 charges that cannot increase 0% tolerance test. Valid COC for the increase of Points - Loan Discount Fee is missing from the loan documents.  The Loan Failed Charges That Cannot Increase 0% tolerance test due to increase off in Final CD dated 4/XX/2020. Initial LE dated 1/XX/2020 reflects Transfer Taxes at $944.00. However, Final CD dated 4/XX/2020 reflects increase Transfer Taxes at $1,406.00. This is increase of $462.00 charges that cannot increase 0% tolerance test. Valid COC for the increase of Transfer Taxes is missing from the loan documents.  The loan failed Charges that in total cannot Increase more than 10% test due to increase of fee in Final CD dated 4/XX/2020.Initial LE dated 1/XX/2020 reflects  Recording Fee at $396.00. However, Final CD dated 4/XX/2020 reflects Recording Fee at $465.00. Valid COC for the increase of fee is missing from the loan documents. Comparable fee amount for Charges that cannot increase more than 10% in Initial Loan Estimate is $396.00 and on Final Closing Disclosure Fee amount are $465.00 Exceeds by +$29.40."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan failed the GSE (Fannie Mae public guidelines) QM Points and Fees Test due to Fees Charged: $$4,035.14Fees Threshold: $3,297.00 Over by +$738.14. The following fees were included in the test:  Commitment Fee paid by Borrower: $447.00 Mortgage Broker Fee (Indirect) $2,596.00 Points - Loan Discount Fee paid by Borrower: $992.14."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate Lock Agreement is missing from Loan Document."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approve at 46.951%. Tape shows BWR was not employed at closing. Unable to rely on docs in file and unable to calculate ATR."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 46.951%, the Borrower income was $4,517.76 and total expenses are in the amount of $2,121.15 and the loan was underwrittenbyAUS/DUxx		Moderate	Not Covered	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
91788782	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,306.11	09/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$454.26	3.125%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Unavailable	Not Applicable	Manufactured Housing	xx	xx	Primary	No	Not Applicable	Not Applicable	Unavailable	Not Applicable	49.087%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2021 with lender MERS as nominee for xx and recorded on xx/XX/2021 for the amount of $xx.
The chain of assignment has not been completed. No latest assignment has been found.
There are no active liens and judgments found against the borrower.
Annual county taxes for the year 2020 have been paid in the amount of $1306.11. No prior year tax delinquency has been found.	According to the payment history as of dated xx/XX/2021, the borrower is regular with the payment and the next due date is xx/XX/2021.The last payment was received on xx/XX/2021 for the amount of $729.28xx. The monthly P&I is in the amount of $454.26 with an interest rate of 3.125%. The current UPB is reflected in PH tape for the amount of $xx.	xx:The current status of the loan is performing. According to the payment history as of dated xx/XX/2021, the borrower is regular with the payment and the next due date is xx/XX/2021.The last payment was received on xx/XX/2021 for the amount of $729.28xx. The monthly P&I is in the amount of $454.26 with an interest rate of 3.125%. The current UPB is reflected in PH tape for the amount of $xx.
No comments have been found regarding the foreclosure and bankruptcy. The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. Also, no comments have been found regarding the income impacted due to covid-19. xx:xx:xx	Not Applicable	Affiliated Business Disclosure
Credit Report
Flood Certificate
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Mortgage Insurance
Notice of Servicing Transfer
Transmittal (1008)	Field: Bx Self-Employed? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: x (Days)   Variance %:    Comment: Updated as per the appraisal   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Updated as per the appraisal   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Updated as per the appraisal   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxx   Tape Value: xxxxXXXXXXXX   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxx   Tape Value: XXXXXXXxxxxx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: xxx Tape Value: xxx Variance: x Variance %: x.xxxxx% Comment: Updated as per the Note Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "ComplianceEase did not test TRID Tolerance test since the initial LE & CD are missing from the loan file."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "A copy of Homeownership Counseling disclosure is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "An executed copy of Initial Escrow Account disclosure is missing from the loan file."
* Intent to Proceed Missing  (Lvl 3)     "An executed copy of Intent to proceed disclosure is missing from the loan file."
* Loan does not conform to program guidelines (Lvl 3)     "The provided Seller’s tape is showing an alert that the subject loan does not meet program guideline/requirements due to the property being considered a flip due to purchased 84 days ago."
* MI, FHA or MIC missing and required (Lvl 3)     "Loan is FHA and MI Certificate is missing from the loan file."
* Missing flood cert (Lvl 3)     "A copy of Flood Insurance Certificate is missing from the loan file."
* Missing Initial 1003_Application (Lvl 3)     "An executed copy of initial 1003 is missing from the loan file."
* Missing Initial Closing Disclosure (Lvl 3)     "An executed copy of initial CD is missing from the loan file."
* Missing Initial LE (Lvl 3)     "An executed copy of initial LE is missing from the loan file."
* Missing or error on the Rate Lock Document (Lvl 3)     "An executed copy of Rate Lock Agreement is missing from the loan file."
* Missing Required Disclosures (Lvl 3)     "The following disclosures are missing from the loan file:

1. Settlement Services Providers List (SSPL) disclosure

2. Fraud Guard Report"
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)     "An executed copy of Notice of Servicing Transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3)     "An executed copy of Affiliated Business disclosure is missing from the loan file."
* Transmittal (1008) is Missing (Lvl 3) "A copy of final 1008 (Transmittal Summary) is missing from the loan file."	* Missing credit report (Lvl 2) "Credit report is missing from the given loan file."
* Property is Manufactured Housing (Lvl 2)     "The subject property is a Manufactured Home and there is a recorded copy of Manufactured Home Rider xx     and Manufactured Home Affidavit of Affixation xx     are attached with the subject mortgage with having axx t the provided final title policy is not showing ALTA -7 for Manufactured Home.
The Appraisal report at origination is also stating that the Manufactured Home was attached to the permanent foundation system and towing hitch, wheels, & axles had been removed."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.09% as the Borrower’s income is $2,777.25 and total expenses are in the amount of $1,363.28 and the loan was underwritten by AUS/DU xx		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
78492993	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,058.80	09/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,339.08	4.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	787	806	42.451%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2021 shows that the subject mortgage was originated on xx/XX/2019 with the lender MERS as nominee for xx xx. which was recorded on xx/XX/2019.
The chain of the assignment has not been found.
No active judgments or liens have been found.
Taxes of 2020 have been paid in the amount of $4,058.80.	According to the payment history as of xx/XX/2021, the borrower is current with the loan and the last payment was received on xx/XX/2021 which was applied for xx/XX/2021 and the next due date for the payment is xx/XX/2021. The P&I is in the amount of $1,339.08 and PITI is in the amount of $2,014.57. The UPB reflected is in the amount of $xx.	xx:As per the review of the servicing comments, currently, the loan is in performing and the borrower is current with the loan and the last payment was received on xx/XX/2021 which was applied for xx/XX/2021 and the next due date for the payment is xx/XX/2021. The P&I is in the amount of $1,339.08 and PITI is in the amount of $2,014.57. The UPB reflected is in the amount of $xx.
The reason for default is unable to be determined.
No comments have been found regarding bankruptcy in the latest servicing comments.
No comments have been found regarding foreclosure in the latest servicing comments.
The subject property has been occupied by the owner. Recent servicing comments do not reflect any damage pertaining to the subject property. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Income Bx U/W Loan Value: $xxxx.xx Tape Value: $xxxx.xx |---| $-xxxx.xx |----| -xx.xxxxx% Comment: Final xxxx application reflects borrowers income as $x,xxx.xx Tape Source: Initial Tape Type:
Field: Original Appraisal Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xx (Days)   Variance %:    Comment: Appraisal Report in loan file reflects Appraisal date as x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxx   Variance:    Variance %:    Comment: xxxxxxxxxxxxxxxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxx   Variance:    Variance %:    Comment: xxxxxxxxxxxxxxxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: xxx Tape Value: xxx Variance: x Variance %: x.xxxxx% Comment: NA Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "Seller Tape shows subject approved as OO but may be NOO as Investment property. Elevated for client review."	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan Failed Qualified Mortgage Lending Policy Points and Fees Test due to Fees charged $8,595.81 Fees threshold $7,970.98 Over By +$624.83.
The below fees were included in the test:
Mortgage Broker Fee (Indirect) $7,375.50
Points - Loan Discount Fee paid by Borrower: $1,220.31"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan failed Lender Credits that cannot decrease test due to Initial LE dated 9/XX/2019 reflects Non-specific lender credit at $359.00. However, Final CD dated 10/XX/2019 reflects Credit Report Fee (CR) at $72.25 (Paid by Lender). This is decrease of $286.75 for charges that cannot decrease. Valid COC for the decrease in NSLC is missing from the loan documents."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% Tolerance test. Initial LE dated 09/XX/2019 does not reflects Points - Loan Discount Fee. However, Final CD dated 10/XX/2020 reflects the Points - Loan Discount Fee at $1,220.31. This is an increase of $1,220.31 for charges that cannot increase 0% tolerance test. Valid COC for the addition of Loan Origination Fee is missing from loan documents."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan Fails GSE (Fannie Mae public guidelines) QM Points and Fees Test due to Fees charged $8,595.81 Fees threshold $7,970.98 Over By +$624.83.
The below fees were included in the test:
Mortgage Broker Fee (Indirect) $7,375.50
Points - Loan Discount Fee paid by Borrower: $1,220.31"
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock provided expired on 10/XX/2019 and the loan closed on 10/XX/2019. No lock extension found."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
65020883	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,943.06	09/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,024.32	2.625%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	805	Not Applicable	43.677%	First	Final policy	Not Applicable	$380,000.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Updated title report dated xx/XX/2021 shows that borrower xx are the current owners of the subject property. Subject mortgage originated on xx/XX/2020 with lender, xx. in the amount of $xx has been active on the title at first lien position.
There is an active subordinated mortgage dated xx/XX/2018 in the amount of $xx with lender, xx which was recorded on xx/XX/2018. This mortgage has been subordinated to subject mortgage through subordination agreement recorded on xx/XX/2020.
No assignment of mortgage was found.
Property taxes of 2021 are due on xx/XX/2021 in the amount of $6943.06.	Payment history as of xx/XX/2021 shows that loan is performing and next due for xx/XX/2021 payment. Last payment was applied on xx/XX/2021 in the amount of $3245.57 for the due date xx/XX/2021. Current UPB is $xx and rate of interest 2.625%	xx:
Current status of the loan is performing. Payment history as of xx/XX/2021 shows that loan is performing and next due for xx/XX/2021 payment. Last payment was applied on xx/XX/2021 in the amount of $3245.57 for the due date xx/XX/2021. Current UPB is $xx and rate of interest 2.625%
No foreclosure action was found. No comment indicating any Covid impact was found.
No evidence of damage or repair was found. xx:xx:xx	Not Applicable	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: N.A. Tape Source: Initial Tape Type:
Field: Original Appraisal Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: x (Days)   Variance %:    Comment: As per Tape data, Original Appraisal date reflect x/XX/xxxx. However, Appraisal document reflect x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Amount of Secondary Lien: $xx. Loan Amount: $xx. CLTV =xx.xxx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxx   Tape Value: xxxxxxxxxxXX   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxx   Tape Value: XXxxxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Remaining Term   Loan Value: xxx   Tape Value: xxx   Variance: x   Variance %: x.xxxxx%   Comment: As per Tape data, Stated Remaining Term reflect xxx months. However, Audit Value reflect xxx.   Tape Source: Initial   Tape Type:
Field: Total Balance of Junior Lien(s) Loan Value: $xxxxxx.xx Tape Value: $xxxxxx.xx Variance: $xxxxx.xx Variance %: xx.xxxxx% Comment: As per Tape data, Total Balance of Juniper Lien reflect #xxx,xxx.xx. However, Updated Title & Title Commitment documents reflect $xx. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase 0% tolerance Test. Initial LE dated 8/XX/2021 reflects Appraisal Fee at $450.00. However, Revised CD dated 10/XX/2020 reflects Appraisal Fee at $550.00 this is an increase of +$100 for charges that cannot increase 0% Tolerance tests. Valid COC for the increase in fee amount is missing from the loan documents.

Loan failed charges that cannot increase 0% tolerance Test. Initial LE dated 8/XX/2021 reflects Transfer Taxes at $1,128.00 However, Revised CD dated 10/XX/2020 reflects Transfer Taxes at $1,209.00 this is an increase of +$81.00 for charges that cannot increase 0% Tolerance tests. . Valid COC for the increase in fee amount is missing from the loan documents.

TRID Violation due to decrease in Lender Credit on Closing Disclosure dated 10/XX/2020. Revised LE dated 8/XX/2020 reflects Lender Credit at $1,094.00. However, Revised CD dated reflects Lender Credit at $1,043.00 this is decrease of $51.00 for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approve/eligible at 44%. Tape shows debt miscalculation may push DTI over 65.09%. Unable to rely on documents in the file and unable to calculate ATR."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.6777%, the Borrower income was $xx and total expenses are in the amount of $6,208.66 and the loan was under written by AUS/DUxx recommendation is “Accept” with a DTI of 44%."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
37242436	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$9,085.80	09/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$756.59	3.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	642	Not Applicable	44.604%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2020 and recorded on xx/XX/2020 with the lender MERS as nominee for xx for the amount of $xx.
According to the updated title report dated xx/XX/2021, the chain of assignment has not been completed. No assignments have been found.
No active liens and judgments have been found against the borrower and subject property.
First and second installments of county taxes for the year of 2020 have been paid in the amount of $4,542.90 on xx/XX/2021 and $4,542.90 on xx/XX/2021.
No prior year delinquent taxes have been found.	According to latest payment history as of xx/XX/2021, the borrower is current with the loan and the next due date is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $1,677.04 which was applied for the due date xx/XX/2021. The unpaid principal balance is reflected in the amount of $xx. The current P&I is $756.59 and the interest rate is 3.625%.	xx:The loan is currently in the performing and the next due date is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $1,677.04 which was applied for the due date xx/XX/2021. The unpaid principal balance is reflected in the amount of $xx. The current P&I is $756.59 and the interest rate is 3.625%. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. As per the comment dated xx/XX/2020, the subject property is located in FEMA disaster moratorium declared on xx/XX/2020 for coronavirus disease 2019 pandemic started on xx/XX/2020 and the comment dated xx/XX/2020, the FEMA Moratorium has been expired. The subject property and the reason for default are unable to be determined. No comment pertaining damage to the subject property has been observed.
Currently, the borrower is working at xx as xx from 1 month. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Original Appraisal Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xx (Days)   Variance %:    Comment: The appraisal report reflects original appraisal date as x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: xxx Tape Value: xxx Variance: x Variance %: x.xxxxx% Comment: The Original note reflects stated remaining term as xxx. Tape Source: Initial Tape Type:	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approve at 44.60%. Tape shows undisclosed debt may push DTI over 51.16%. Unable to rely on documents in file and unable to calculate ATR."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.60%, the borrower’s income is $3,797.26 and total expenses are in the amount of $1,693.72 and the loan was underwritten by AUS/DU (xx) and its recommendation is “Approve/Eligible” with a DTI of 44.60%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
28170162	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$9,800.76	04/XX/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,858.00	4.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	750	Not Applicable	31.731%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the pro-title dated xx/XX/2021 reflects that the subject mortgage was originated on xx/XX/2020 with the lender MERS as nominee for xx

No chain of assignment has been found.

No active liens and judgment have been found.

County 1st and 2nd installment of tax of 2020 have been paid in the amount of $9800.76 on xx/XX/2021.	According to the payment history as of xx/XX/2021, the borrower is currently delinquent for 15 months with the loan. The last payment received on xx/XX/2020, the payment applied date was xx/XX/2020 and the next due date for payment is xx/XX/2020. The P&I is in the amount of $2,858.00 and PITI is in the amount of $3,803.21. The UPB reflected as per the payment history is in the amount of $xx.	xx:The loan is in collection. According to the payment history as of xx/XX/2021, the borrower is currently delinquent for 15 months with the loan. The last payment received on xx/XX/2020, the payment applied date was xx/XX/2020 and the next due date for payment is xx/XX/2020. The P&I is in the amount of $2,858.00 and PITI is in the amount of $3,803.21. The UPB reflected as per the payment history is in the amount of $xx.
As per the comment dated xx/XX/2020, the reason for default is loss of income due to covid-19. The subject property is occupied by the owner. No comments have been found for damage or repairs. xx:xx:xx	Not Applicable	Field: Bx Self-Employed? Loan Value: No Tape Value: Yes |---| |----| Comment: B Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not applicable   Tape Source: Initial   Tape Type:
Field: Forbearance Plan Start Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xxx (Days)   Variance %:    Comment: Not applicable   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: xx (Days)   Variance %:    Comment: Original appraisal date is xx/XX/xxxx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxx   Variance:    Variance %:    Comment: Not applicable   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxx   Variance:    Variance %:    Comment: Not applicable   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: x.xxx%   Tape Value: xx.xxx%   Variance: -xx.xxx%   Variance %: -xx.xxxxx%   Comment: Post-close DTI is xx.xxx%   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xx (Days)   Variance %:    Comment: Stated maturity date is x/XX/xxxx   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Remaining Term Loan Value: xxx Tape Value: xxx Variance: xx Variance %: x.xxxxx% Comment: Stated remaining term is xxx Tape Source: Initial Tape Type:	3: Curable		* DSCR is less than 1.00 (Lvl 3) "Calculated DSCR is 0.57. Form 1007 (Locator: xx.pdf pg#469) reflects estimated monthly rent as $3,100.00."		* Settlement date is different from note date (Lvl 1) "Final CD reflects closing date as 1/XX/2020. Notary signature date on the Mortgage/Deed of Trust is 1/XX/2020. Note date is 1/XX/2020."									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
13751840	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,424.35	09/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$773.63	2.750%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	779	Not Applicable	47.801%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2020 and was recorded on xx/XX/2020, in the amount of $xx, with MERS as nominee for xx with xx-xx|Book/Page#xx/

The chain of assignment has been completed; currently, the assignment is with MERS as nominee for xx

No active judgments or liens have been found against the borrower.
Annual county taxes of 2020 have been paid on xx/XX/2020 in the amount of $1,424.35.	According to the payment history as of xx/XX/2021, the borrower is performing with the loan. The last payment was received on xx/XX/2021 which was applied for the due date of xx/XX/2021 and the next due date for payment is xx/XX/2021. The P&I is in the amount of $773.63 and PITI is in the amount of $1,012.90. The UPB reflected as per the payment history is in the amount of $xx.	xx:As per the comment history, the borrower is performing with the loan.
According to the payment history as of xx/XX/2021, the borrower is performing with the loan. The last payment was received on xx/XX/2021 which was applied for the due date of xx/XX/2021 and the next due date for payment is xx/XX/2021. The P&I is in the amount of $773.63 and PITI is in the amount of $1,012.90. The UPB reflected as per the payment history is in the amount of $xx.
As per the comments dated xx/XX/2021, the reason for default is excessive obligations.
No comment has been found stating that borrower’s income is impacted due to Covid-19.
No evidence has been found regarding damage or repairs in the latest servicing comments. xx:xx:xx	Not Applicable	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: NA. Tape Source: Initial Tape Type:
Field: Mortgage Type   Loan Value: FHA   Tape Value: Conventional   Variance:    Variance %:    Comment: According to all documents available in the loan reflects the mortgage type as FHA.   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: xx (Days)   Variance %:    Comment: The Appraisal reflects the date effective date as xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx.Amount of Secondary Lien(s): $x.xx. Loan Amount: $xx. CLTV =xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx Loan Amount: $xx LTV =xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxx   Tape Value: xxxxxxxxXXXX   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxx   Tape Value: XXXXxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: xxx Tape Value: xxx Variance: x Variance %: x.xxxxx% Comment: Original Note reflects stated remaining term as xxx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approve at 47.801%. Tape shows BWR has 2-FHA mortgages and prior residence rental income was incorrectly used in DTI. Unable to rely on documents in file and unable to calculate ATR."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan has a qualified mortgage DTI of 47.801%,the borrowers total income is $3,699.00 and the total expenses are in the amount of $1,768.17 and the loan was undexx )and its recommendation is “Accept” with a DTI of 48%."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
65293332	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$12,360.14	09/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,516.90	2.750%	360	xx	xx	VA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	621	719	39.020%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2020 and was recorded on xx/XX/2020, in the amount of $xx, with MERS as nominee for xx ., with Instrument#xx.

The chain of assignment has been completed; currently, the assignment is with MERS as nominee for xx

No active judgments or liens have been found against the borrower.
1st and 2nd installments combined taxes of 2020 have been paid on xx/XX/2021 and xx/XX/2021 in the amount of $xx.	According to the payment history as of xx/XX/2021, the borrower is performing with the loan. The last payment was received on xx/XX/2021 which was applied for the due date of xx/XX/2021 and the next due date for payment is xx/XX/2021. The P&I is in the amount of $1,516.90 and PITI is in the amount of $2,809.07. The UPB reflected as per the payment history is in the amount of $xx.	xx:As per the comment history, the borrower is performing with the loan.
According to the payment history as of xx/XX/2021, the borrower is performing with the loan. The last payment was received on xx/XX/2021 which was applied for the due date of xx/XX/2021 and the next due date for payment is xx/XX/2021. The P&I is in the amount of $1,516.90 and PITI is in the amount of $2,809.07. The UPB reflected as per the payment history is in the amount of $xx.
As per the comments dated xx/XX/2021, the reason for default is curtailment of income.
No evidence has been found regarding damage or repairs in the latest servicing comments.
Currently, the borrower is working at the xx as a xx from 13.7 years. xx:xx:xx	Not Applicable	Mortgage Insurance	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: N.A Tape Source: Initial Tape Type:
Field: Income Bx U/W   Loan Value: $xxxx.xx   Tape Value: $xxxx.xx   Variance: $-xxxx.xx   Variance %: -xx.xxxxx%   Comment: As per xxxx Application Income of Bx U/W as $x,xxx.xx.   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xx (Days)   Variance %:    Comment: Appraisal report reflects Original appraisal date as x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xxx.xxx%   Tape Value: xxx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. CLTV = xxx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx.xxx%   Tape Value: xxx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. LTV = xxx.xxx%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxx   Tape Value: xxxxxxxxxXXX   Variance:    Variance %:    Comment: As peer the latest payment history, the string is xxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxx   Tape Value: XXXxxxxxxxxx   Variance:    Variance %:    Comment: As peer the latest payment history, the string reversed is xxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: xxx Tape Value: xxx Variance: x Variance %: x.xxxxx% Comment: Note reflects stated remaining term as xxx. Tape Source: Initial Tape Type:	4: Unacceptable	* Loan does not conform to program guidelines (Lvl 4) "Per tape, subject was treated as a cash out when it should have been a purchase. Tape shows loan has a $xx down payment that should have been required. No further details have been provided."	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the reimbursement amount validation test.
The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

This loan failed the closing or reimbursement date validation test.
The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation due to a fee addition on Final CD dated 11/XX/2020.  The Final CD shows an added fee Transfer Taxes of $1460.00 which did not appear on previous LE or CDs.  This is a fee increase of $1460.00 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees.

TRID fee violation for $74.30 due to fee increase greater than a 10% increase in “creditor's provider fees” in Section E for a Recording Fee ($225.00 ).  Valid COC required to clear violation."
																																																																																							* MI, FHA or MIC missing and required (Lvl 3) "Loan is FHA and MI Certificate is missing from the Loan document."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
25061232	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,679.44	10/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$762.57	3.500%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	Primary	Yes	Yes	No	756	664	30.200%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the pro-title dated xx/XX/2021 reflects that the subject mortgage was originated on xx/XX/2021 with the lender MERS as nominee for xx which was recorded on xx/XX/2021.

No chain of assignment has been found.

No active liens and judgment have been found.

County annual taxes of 2020 have been paid in the amount of $4679.44 on xx/XX/2021.	According to the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment received on xx/XX/2021, the payment applied date was xx/XX/2021 and the next due date for payment is xx/XX/2021. The P&I is in the amount of $762.57 and PITI is in the amount of $1,280.35. The UPB reflected as per the payment history is in the amount of $xx.	xx:The loan is performing. According to the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment received on xx/XX/2021, the payment applied date was xx/XX/2021 and the next due date for payment is xx/XX/2021. The P&I is in the amount of $762.57 and PITI is in the amount of $1,280.35. The UPB reflected as per the payment history is in the amount of $xx.
The reason for default is unable to be determined. The subject property is occupied by the owner. No comments have been found for damage or repairs. xx:xx:xx	Not Applicable	Appraisal (Incomplete)	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: MI is not required. Tape Source: Initial Tape Type:
Field: Income Bx U/W   Loan Value: $xxxx.xx   Tape Value: $xxxx.xx   Variance: $-xxxx.xx   Variance %: -xx.xxxxx%   Comment: The Income documents submitted support Borrower's monthly qualifying base income as $x,xxx.xx.   Tape Source: Initial   Tape Type:
Field: Number Of Units   Loan Value: Not Applicable   Tape Value: x   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxx   Tape Value: xxxXXXXXXXXX   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxx   Tape Value: XXXXXXXxXxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx.xxx%, the Borrower income was $x,xxx.xx and total expenses are in the amount of $x,xxx.xx and the loan was underwritten by AUS/DU (Locator# xxxxxxxxxx.pdf Pg#xxx ) and its recommendation is “Approve/Eligible” with a DTI of xx.xxx%   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term   Loan Value: xxx   Tape Value: xxx   Variance: x   Variance %: x.xxxxx%   Comment: The Note reflects the Stated Remaining Term as xxx.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Not Applicable Tape Value: PUD Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Loan closed without Appraisal. However, FMV disclosure is in loan file located at xx
* ComplianceEase Risk Indicator is "Elevated" (Lvl 3)     "This loan has points and fees that exceed the points and fees threshold. (12 CFR 1026.43(e)(3))

The loan amount is $xx or more, and the transaction's total points and fees is $5,607.05, which exceeds 3 percent of the total loan amount of $xx; or
The loan amount is less than $xx but at least $xx, and the transaction's total points and fees is
$5,607.05, which exceeds $3,308.00; or
The loan amount is less than $xx but at least $xx, and the transaction's total points and fees is $5,607.05, which exceeds 5 percent of the total loan amount of $xx; or
The loan amount is less than $xx but at least $xx, and the transaction's total points and fees is $5,607.05, which exceeds $1,103.00; or
The loan amount is less than $xx and the transaction's total points and fees is $5,607.05, which exceeds 8 percent of the total loan amount of $xx."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Per tape, TX A6 is not eligible for PIW or loan delivery without full appraisal. Supporting documents to validate the issue is missing from the loan documents."			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
31660841	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,146.35	09/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,661.47	3.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Secondary	Yes	Yes	No	792	797	46.792%	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the Updated title report dated xx/XX/2021 reflects that the subject mortgage was originated on xx/XX/2020 with the lender MERS as nominee for xx in the amount of $xx, which was recorded on xx/XX/2020 Instrument# | Book/Page#
The chain of the assignment has been completed.
No active liens and judgments have been found against the borrower and the property.
Combined 1st half taxes for the year of 2021 have been paid on xx/XX/2021 in the amount of $3,146.35.
Combined 1st half taxes for the year of 2021 are due on xx/XX/2022 in the amount of $3,146.35.
No prior year’s delinquent taxes have been found.	According to a review of the payment history as of xx/XX/2021, the borrower is currently performing with the loan and the next due date for the regular payment is xx/XX/2021. The last payment was received on xx/XX/2021 total in the amount of PITI $2,505.24 which includes P&I $1,661.47 with the rate of interest 3.500%, which was applied for the due date of xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.	xx:According to the review of the servicing comments, the Status of loan is currently performing. As per the payment history as of xx/XX/2021, the borrower is currently performing with the loan and the next due date for the regular payment is xx/XX/2021. The last payment was received on xx/XX/2021 total in the amount of PITI $2,505.24 which includes P&I $1,661.47 with the rate of interest 3.500%, which was applied for the due date of xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.
No comments have been found regarding reason for default.
The borrower xx  has been working at xx as xx for 28 years.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No damage pertaining to the subject property has been found. xx:xx:xx	Not Applicable	Field: Bx Self-Employed? Loan Value: No Tape Value: Yes |---| |----| Comment: Borrower is not Self-Employed per the Final Application and submitted tax returns. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Income Bx U/W   Loan Value: $xxxxx.xx   Tape Value: $xxxxx.xx   Variance: $-xxxx.xx   Variance %: -xx.xxxxx%   Comment: The Income documents submitted support Borrowers monthly qualifying base income as $xx.   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: x (Days)   Variance %:    Comment: The Appraisal reflects the date effective date as x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx.Amount of Secondary Lien(s): $x.xx. Loan Amount: $xx. CLTV =xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx Loan Amount: $xx LTV =xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -xx.xxx%   Variance %: -xx.xxxxx%   Comment: The borrowers and co-borrowers total income is $xx after Subject loan the Proposed amount $x,xxx.xx and Total Non-housing Payments is $x,xxx.xx hence, the Calculated DTI Ratio is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: xxx Tape Value: xxx Variance: x Variance %: x.xxxxx% Comment: The Note reflects Stated Remaining Term as xxx. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows, Project FC date 07-13-25. Loan is uninsurable due to missing fully executed documents, therefore does not meet program requirements."
																																																																																							* Settlement date is different from note date (Lvl 3) "Final CD reflects closing date as 03/XX/2020. Notary's signature date on the Mortgage/Deed of Trust is 03/XX/2020. Note date is 03/XX/2020."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 46.792% as the Borrower income was $xx and total expenses are in the amount of $7,281.78 per AUS/DU xx recommendation is “Approve/Eligible with 46.79%.”."		Elevated	Not Covered	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
97782330	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$12,310.86	09/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,435.31	3.625%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	733	Not Applicable	48.975%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2020 with the lender MERS as nominee for xx in the amount of $xx which was recorded on xx/XX/2020 with instrument#xx.

There is no chain of assignment as the subject mortgage is with the original lender.

No active judgments or liens have been found against the borrower/subject property.

County 1st and 2nd installment taxes of 2020-2021 have been paid in the amount of $6,155.43 on xx/XX/2020 and $6,155.43 on xx/XX/2021. No prior year’s delinquent taxes have been found.	According to the review of the payment history as of xx/XX/2021, the borrower is current with the loan and the next due date for the regular payment is xx/XX/2021. The last payment was received on xx/XX/2021 in the total amount of PITI is $3,556.68 which includes P&I of $2,435.31, which was applied for the due date of xx/XX/2021. The current UPB reflected is in the amount of $xx.	xx:As per the review of collection comments, the current status of the loan is performing. According to the review of the payment history as of xx/XX/2021, the borrower is current with the loan and the next due date for the regular payment is xx/XX/2021. The current UPB reflected is in the amount of $xx. The collection comment dated xx/XX/2020 states the reason for default is an excessive obligations. No comments have been found regarding the borrower’s income impacted due to covid-19 pandemic. No comments have been found regarding the subject property condition. Currently, the borrower is working at xx	Not Applicable	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Original Appraisal Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: xx (Days)   Variance %:    Comment: Updated as per the appraisal.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxx   Variance:    Variance %:    Comment: payment history string is xxxxxxxxxxxxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxx   Variance:    Variance %:    Comment: payment history string reversed is xxxxxxxxxxxxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Change in Rate/Term   Tape Value: Limited Cash Out (GSE definition)   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: xxx Tape Value: xxx Variance: x Variance %: x.xxxxx% Comment: Updated as per the Note. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approve/eligible at 48.98%. Tape shows undisclosed debt may push DTI to 58.37%. Unable to rely on docs in file and unable to calc ATR."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.975% as the Borrower income was $8,503.73 and total expenses are in the amount of $4,164.66 per AUS/DU xx and its recommendation is “Approve/Eligible with 48.98%.”."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
80916362	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,053.62	01/XX/2021	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$613.42	3.750%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	660	Not Applicable	41.594%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the pro-title dated xx/XX/2021 reflects that the subject mortgage was originated on xx/XX/2020 with the lender MERS as nominee for xx in the amount of $xx, which was recorded on xx/XX/2020.
No assignment has been found. The current assignment is with the lender MERS as nominee for xx
There is a prior hospital lien open against the borrower xx  for the amount of $2,114.97 which was recorded on xx/XX/2013.
City and county annual taxes of 2020 have been paid for the amount of $1,053.62.
No prior years delinquent taxes have been found.	According to a review of the payment history as of xx/XX/2021, the borrower is delinquent with the loan for 5 months and the next due date for the regular payment is xx/XX/2021. The last payment was received on xx/XX/2021 total in the amount of PITI $871.08 which includes P&I $613.42 with the rate of interest of 3.75%, which was applied for the due date of xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.	xx:According to the review of the servicing comments, the loan is in the foreclosure.
According to a review of the payment history as of xx/XX/2021, the borrower is delinquent with the loan for 5 months and the next due date for the regular payment is xx/XX/2021.  The last payment was received on xx/XX/2021 total in the amount of PITI $871.08 which includes P&I $613.42 with the rate of interest of 3.75%, which was applied for the due date of xx/XX/2021.  The UPB reflected in the latest payment history is in the amount of $xx.
As per the comment dated xx/XX/2021, the borrower's income was impacted due to the COVID-19. The borrower was approved for the 3-months forbearance plan was started from xx/XX/2021 to xx/XX/2021.
No pertaining bankruptcy-related details have been found.
As per the servicing comments, the subject property has been occupied by the owner. No damage pertaining to the subject property has been found.
As per the final application, the borrower is working at xx for 4 months. xx:As per the seller's tape data, the foreclosure was initiated. No foreclosure referral and complaint date have been found. However, as per the seller's tape data, the Projected foreclosure date is xx/XX/2022. No further details have been found. xx:xx	Not Applicable	Mortgage Insurance	Field: Currently in Foreclosure? Loan Value: Yes Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Mortgage Type   Loan Value: FHA   Tape Value: Conventional   Variance:    Variance %:    Comment: Original Note reflects Mortgage Type as FHA.   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: -xx (Days)   Variance %:    Comment: The Appraisal reflects the date effective date as xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx.Amount of Secondary Lien(s): $x.xx. Loan Amount: $xx. CLTV =xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx Loan Amount: $xx LTV =xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxx   Tape Value: xxxxxxxxXXXX   Variance:    Variance %:    Comment: The payment history string is xxxxxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxx   Tape Value: XXXXxxxxxxxx   Variance:    Variance %:    Comment: The payment history string reversed is xxxxxx.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: xxx Tape Value: xxx Variance: x Variance %: x.xxxxx% Comment: Original Note reflects Stated Remaining Term as xxx. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Seller Tape reflects the following issue where the loan is FHA uninsurable due to delinquencies. Hence loan does not meet program requirements."
* MI, FHA or MIC missing and required (Lvl 3) "As the Loan is FHA Uninsured, MI certificate is not required."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. FHA QM Safe Harbor Test FAIL: charged 4.843% allowed 4.770% over by +0.073% Qualified Mortgage Safe Harbor Threshold FAIL: charged 4.843% allowed 4.270% over by +0.573%"
																																																																																								* Higher-Priced Mortgage Loan test Fail (Lvl 2) "This loan failed the higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Higher-Priced Mortgage Loan Test FAIL: charged 4.843% allowed 4.270% over by +0.573%"		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
88064488	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$942.23	09/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$946.00	2.750%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	683	709	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2021 shows that the subject mortgage was originated on xx/XX/2020 with the lender MERS as nominee for xx which was recorded on xx/XX/2020.
The chain of the assignment has not been found.
No active judgments or liens have been found.
Taxes of 2020 have been paid in the amount of $942.23.	According to the payment history as of xx/XX/2021, the borrower is current with the loan and the last payment was received on xx/XX/2021 which was applied for xx/XX/2021 and the next due date for the payment is xx/XX/2021. The P&I is in the amount of $946.00 and PITI is in the amount of $1,583.63. The UPB reflected is in the amount of $xx.	xx:As per the review of the servicing comments, currently, the loan is in performing and the borrower is current with the loan and the last payment was received on xx/XX/2021 which was applied for xx/XX/2021 and the next due date for the payment is xx/XX/2021. The P&I is in the amount of $946.00 and PITI is in the amount of $1,583.63. The UPB reflected is in the amount of $xx.
As per the comment dated xx/XX/2021, the reason for default is the borrower’s income is impacted by covid-19.
No comments have been found regarding bankruptcy in the latest servicing comments.
No comments have been found regarding foreclosure in the latest servicing comments.
The subject property has been occupied by the owner. Recent servicing comments do not reflect any damage pertaining to the subject property. xx:xx:xx	Not Applicable	Notice of Servicing Transfer	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Not applicable Tape Source: Initial Tape Type:
Field: Income Bx U/W   Loan Value: Not Applicable   Tape Value: $x.xx   Variance:    Variance %:    Comment: Not applicable   Tape Source: Initial   Tape Type:
Field: Mortgage Type   Loan Value: FHA   Tape Value: Conventional   Variance:    Variance %:    Comment: Mortgage Type is FHA   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xx (Days)   Variance %:    Comment: Original appraisal date is x/XX/xxxx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Original LTV is xx.xxx%   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxx   Variance:    Variance %:    Comment: xxxxxxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxx   Variance:    Variance %:    Comment: xxxxxxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: Unavailable   Tape Value: xx.xxx%   Variance:    Variance %:    Comment: Not applicable   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: xxx Tape Value: xxx Variance: x Variance %: x.xxxxx% Comment: Stated remaining term is xxx Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "This loan has failed Charges That Cannot Increase Test, because Initial LE dated 6/XX/2020 shows Appraisal Fee at $550.00, however Final CD dated 7/XX/2020 shows Appraisal Fee at $700.00. This is a fee increase of $150.00 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."
* Loan does not conform to program guidelines (Lvl 3) "Seller tape is reflecting issue as "Missing documentation- Loan is missing new construction documents, therefore loan does not meet program guidelines/requirements." However, Appraisal report is "As Is". No requirement of 1004D."	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan has failed Reimbursement Amount Validation Test and Consummation or Reimbursement Date Validation Test."
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Servicing transfer disclosure to the Borrower(s) on LE dated 6/XX/2020 discloses the loan will not be transferred and the originator will service the loan."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
21238138	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,967.22	09/XX/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,381.84	3.625%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	744	Not Applicable	29.748%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of updated title report dated xx/XX/2021 shows that the subject mortgage was originated on xx/XX/2020 and it was recorded on xx/XX/2020 in the amount of $xx in favor of ‘‘xx

The chain of assignment is complete.

No active judgments or liens have been found.

2nd half county taxes of 2021 are due in the amount of $1,483.61 on xx/XX/2021.

No delinquent taxes have been found for the prior year.	The payment history dated as of xx/XX/2021 reveals that the borrower is 11 months delinquent with the loan. The next due date is xx/XX/2020. The last payment was received on xx/XX/2020 in the amount of $1,381.84 with an interest rate 3.625 % and it was applied for the due date xx/XX/2020. The current unpaid principal balance is in the amount of $xx.	xx:Loan is in collection.

The payment history dated as of xx/XX/2021 reveals that the borrower is 11 months delinquent with the loan. The next due date is xx/XX/2020. The last payment was received on xx/XX/2020 in the amount of $1,381.84 with an interest rate 3.625 % and it was applied for the due date xx/XX/2020. The current unpaid principal balance is in the amount of $xx.

The foreclosure was not accelerated yet. No bankruptcy has been filed.

The collection comment dated xx/XX/2021 shows the borrower’s income is impacted by Covid-19. FB plan was approved for 6 months effective from xx/XX/2020 until xx/XX/2021. Later, the plan was extended through xx/XX/2021.

According to the collection comments, no damage or repairs have been found. xx:xx:xx	Not Applicable	Affiliated Business Disclosure Missing Initial Closing Disclosure Notice of Servicing Transfer Origination Appraisal	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Appraisal missing, Tape amount updated.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Appraisal missing, Tape amount updated.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: xxx Tape Value: xxx Variance: xx Variance %: x.xxxxx% Comment: Updated as per the Note Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "Test incomplete as initial CD is missing."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape reflects defect as "Borrower COVID-19 Forbearance Plan, more than 180 days past note date, delinquencies, therefore loan does not meet program guideline/requirements.""
* Missing Appraisal (Lvl 3)     "Appraisal is missing in the loan file."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial CD and disclosure tracking missing in the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)     "Servicing transfer disclosure to the Borrower(s) on LE dated 1/XX/2020 discloses the loan will not be transferred and the originator will service the loan."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3)     "Affiliated Business disclosure is missing in the loan file."
																																																																																							* Settlement date is different from note date (Lvl 3) "Final CD reflects closing date as 3/XX/2020. Notary's signature date on the Mortgage/Deed of Trust is 3/XX/2020. Note date is 3/XX/2020."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
55391717	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$2,098.99	09/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,101.92	2.750%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	661	Not Applicable	39.335%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2021 with lender MERS as nominee for xx Loans, Inc and recorded on xx/XX/2021 for the amount of $xx.
The chain of assignment has not been completed. No latest assignment has been found.
There are civil judgment and DOJ lien against the borrower.
The civil judgment was recorded on xx/XX/2014 for the amount of $0.00 in the favor of xx
The DOJ lien was recorded on xx/XX/2021 for the amount of $xx in the favor of Department of Justice.
Annual county taxes for the year 2020 have been paid in the amount of $2107.33. No prior year tax delinquency has been found.	According to the payment history as of dated xx/XX/2021, the borrower is regular with the payment and the next due date is xx/XX/2021.The last payment was received on xx/XX/2021 for the amount of $1687.49xx. The monthly P&I is in the amount of $1101.92 with an interest rate of 2.750%. The current UPB is reflected in PH tape for the amount of $xx.	xx:The current status of the loan is performing. According to the payment history as of dated xx/XX/2021, the borrower is regular with the payment and the next due date is xx/XX/2021.The last payment was received on xx/XX/2021 for the amount of $1687.49xx. The monthly P&I is in the amount of $1101.92 with an interest rate of 2.750%. The current UPB is reflected in PH tape for the amount of $xx.
No comments have been found regarding the foreclosure and bankruptcy. The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. Also, no comments have been found regarding the income impacted due to covid-19. xx:xx:xx	Not Applicable	Mortgage Insurance	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Original Appraisal Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xx (Days)   Variance %:    Comment: Appraisal report in loan file reflects appraisal date as x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral Value used for Underwriting:$xx. Amount of Secondary Lien:$xx.xxx. Loan Amount: $xx. CLTV =xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral Value used for Underwriting:$xx. Loan Amount: $xx. LTV =xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxx   Tape Value: xxxxxXXXXXXX   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxx   Tape Value: XXXXXXXxxxxx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: xxx Tape Value: xxx Variance: x Variance %: x.xxxxx% Comment: Note document reflects maturity date as xx/XX/xxxx. Tape Source: Initial Tape Type:	3: Curable	* GSE Points and Fees Test Violations (Lvl 3) "GSE (Fannie Mae public guidelines) QM Points and Fees Test.
Loan Fails GSE (Fannie Mae public guidelines) QM Points and Fees Test due to Fees charged $7,986.93 Fees threshold $7,920.50 Over By +$66.43. Following fees were included in test.
Mortgage Broker Fee (Indirect) $7,422.80
Points - Loan Discount Fee paid by Borrower: $564.13

Qualified Mortgage Lending Policy Points and Fees Test.
Loan Fails Qualified Mortgage Lending Policy Points and Fees Test due to Fees charged $7,986.93 Fees threshold $7,920.50 Over By +$66.43. Following fees were included in test.
Mortgage Broker Fee (Indirect) $7,422.80
Points - Loan Discount Fee paid by Borrower: $564.13"
* Loan does not conform to program guidelines (Lvl 3)     "Per tape, there is issue with property flipping policy. As per Appraisal dated 3/XX/2021, Appraisal value is $xx and Sales Price is $xx. Appraisal also reflects that the subject property was sold on 1/XX/2021 for $xx."
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage Insurance Certificate is missing from loan documents."
* Rebuttable Presumption - defined by loan findings (Lvl 3)     "FHA QM Rebuttable Presumption Test. Loan failed the FHA QM Rebuttable Presumption Test due to Fees Charged: $7,986.93 Fees Threshold :$7,920.50 Over by +$66.43. The following fees were included in the test.
Mortgage Broker Fee (Indirect) $7,422.80
																																																																																							Points - Loan Discount Fee paid by Borrower: $564.13"	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "FHA QM Safe Harbor Test. Loan failed FHA QM Safe Harbor Test due to APR Charged 3.759% APR Threshold 5.020% Variance -1.261%"		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
44060564	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,224.64	09/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$637.83	4.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Secondary	Yes	Yes	No	655	Not Applicable	37.991%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2021, shows that the subject mortgage was originated on xx/XX/2020 and was recorded on xx/XX/2020, in the amount of $xx with Lender MERS as nominee for xx

The chain of assignment has not been completed as no assignment has been found.

No active judgments or liens have been found.

1st and 2nd county taxes of 2020 have been paid in the amount of $1,641.42.

No prior year delinquent taxes have been found.	According to payment history as of xx/XX/2021, the borrower is current with the loan and the next due date for payment is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $866.61 which was applied for due date xx/XX/2021. The current P&I is in the amount of $637.83 and current PITI is in the amount of $866.61 with an interest rate of 4.000%. The current UPB reflected as per the payment history is in the amount of $xx.	xx:According to servicing comments, the current status of the loan is performing.

According to payment history as of xx/XX/2021, the borrower is current with the loan and the next due date for payment is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $866.61 which was applied for due date xx/XX/2021. The current P&I is in the amount of $637.83 and current PITI is in the amount of $866.61 with an interest rate of 4.000%. The current UPB reflected as per the payment history is in the amount of $xx.

As per servicing comment unable to determine the reason for default.

No comments pertaining damage to the property were observed.

The loan hasn’t modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found. xx:xx:xx	Not Applicable	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Original Appraisal Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xx (Days)   Variance %:    Comment: Updated as per the appraisal.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxx   Tape Value: xxxxxxxxxxxX   Variance:    Variance %:    Comment: The payment history string is xxxxxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxx   Tape Value: Xxxxxxxxxxxx   Variance:    Variance %:    Comment: The payment history reversed string is xxxxxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -xx.xxx%   Variance %: -xx.xxxxx%   Comment: Updated as per the xxxx.   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Remaining Term Loan Value: xxx Tape Value: xxx Variance: x Variance %: x.xxxxx% Comment: Updated as per the Note. Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approve at 37.99%. Tape shows BWR was not employed at closing. Unable to rely on docs in file and unable to calc ATR."		Minimal	Not Covered	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
23991591	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,825.66	09/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$760.02	2.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	749	Not Applicable	43.125%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2021 shows that the subject mortgage was originated on xx/XX/2020 with the lender MERS as nominee for xx which was recorded on xx/XX/2020.
The chain of the assignment has not been found.
No active judgments or liens have been found.
Taxes of 2020 have been paid in the amount of $2,712.63.	According to the payment history as of xx/XX/2021, the borrower is current with the loan and the last payment was received on xx/XX/2021 which was applied for xx/XX/2021 and the next due date for the payment is xx/XX/2021. The P&I is in the amount of $760.02 and PITI is in the amount of $1,143.67. The UPB reflected is in the amount of $xx.	xx:As per the review of the servicing comments, currently, the loan is in performing and the borrower is current with the loan and the last payment was received on xx/XX/2021 which was applied for xx/XX/2021 and the next due date for the payment is xx/XX/2021. The P&I is in the amount of $760.02 and PITI is in the amount of $1,143.67. The UPB reflected is in the amount of $xx.
The reason for default is unable to be determined.
No comments have been found regarding bankruptcy in the latest servicing comments.
No comments have been found regarding foreclosure in the latest servicing comments.
The subject property has been occupied by the owner. Recent servicing comments do not reflect any damage pertaining to the subject property. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Original Appraisal Date Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx |---| xx (Days) |----| Comment: As per Tape data, Original Appraisal date reflect x/XX/xxxx. However, Appraisal document reflect x/XX/xxxx. Tape Source: Initial Tape Type:
Field: Stated Remaining Term Loan Value: xxx Tape Value: xxx Variance: x Variance %: x.xxxxx% Comment: As per Tape data, Stated Remaining Term reflect xxx months. However, Audit Value reflect xxx. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the reimbursement amount validation test.
The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

This loan failed the closing or reimbursement date validation test.
The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan failed the charges that cannot increase test due to Transfer Taxes. Initial LE dated 7/XX/2020 reflect Transfer Taxes $993.00 & Final CD dated 8/XX/2020 reflect $2,322.75.  Exceeds by $+1,329.75. However, Valid COC is missing for increasing Transfer Taxes Fee.

This loan failed the charges that cannot increase test due to Points - Loan Discount Fee. Initial LE dated 7/XX/2020 reflect Points - Loan Discount Fee $00.000 & Final CD dated 8/XX/2020 reflect $1,153.400. Exceeds by +$1,153.40. However, Valid COC is missing for increasing Transfer Taxes Fee.

Total tolerance violation is $2,483.15."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement hand signed by borrower is missing from loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approve/eligible at 43.12%. Tape shows undisclosed debt may push DTI to 53.54%. Unable to rely on documents in file and unable to calculate ATR."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.125%, the Borrower income was $2,652.003 and total expenses are in the amount of $1,143.67 and the loan was under written by AUS/DU xx		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
98910252	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$6,322.69	09/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,346.48	3.850%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	747	Not Applicable	44.045%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2020 with the lender MERS as nominee for xx in the amount of $xx which was recorded on xx/XX/2020 with Book/Page#xx. There is no chain of assignment as the subject mortgage is with the original lender. No active judgments or liens have been found against the borrower/subject property. Combined annual installment taxes of 2020 have been paid in the amount of $6,322.69 on xx/XX/2020. No prior year’s delinquent taxes have been found.	According to the review of the payment history as of xx/XX/2021, the borrower is current with the loan and the next due date for the regular payment is xx/XX/2021. The last payment was received on xx/XX/2021 in the total amount of PITI is $3,609.45 which includes P&I of $2,346.48, which was applied for the due date of xx/XX/2021. The current UPB reflected is in the amount of $xx.	xx:As per the review of collection comments, the current status of the loan is performing. According to the review of the payment history as of xx/XX/2021, the borrower is current with the loan and the next due date for the regular payment is xx/XX/2021. The current UPB reflected is in the amount of $xx. The collection comment dated xx/XX/2020 states the reason for default is the borrower’s income is impacted by covid-19 pandemic. The forbearance plan has been approved for 3 months that began from xx/XX/2020 to xx/XX/2020. The forbearance plan has been extended for several times. The collection comment dated xx/XX/2021 states the forbearance plan has been extended till xx/XX/2021. The subject property is owner-occupied. No comments have been found regarding the subject property condition. Currently, the borrower is working at xx as xx from 3 years and 8 months. xx:xx:xx	Not Applicable	Field: Original Appraisal Date Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx |---| x (Days) |----| Comment: Updated as per appraisal. Tape Source: Initial Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxx   Variance:    Variance %:    Comment: The payment history string is xxxxxxxxxxxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxx   Variance:    Variance %:    Comment: The payment history string reversed is xxxxxxxxxxxxxxxxxx.   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Remaining Term Loan Value: xxx Tape Value: xxx Variance: x Variance %: x.xxxxx% Comment: Updated as per Note Tape Source: Initial Tape Type:	3: Curable		* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan fails charges that cannot increase test; Initial LE dated 01/XX/2020 reflects Appraisal Fee at $450.00. However, final CD dated 02/XX/2020 reflects Appraisal Fee at $600.00. This is an increase of +$600.00. Valid COC is missing from loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.045%, the Borrower income was $xx and total expenses are in the amount of $5,037.24 and the loan was underwritten by AUS/DU xx		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
22989018	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,149.96	05/XX/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,767.71	4.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	4 Family	xx	xx	Investor	Yes	Yes	No	783	Not Applicable	42.727%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2020 and which was recorded on xx/XX/2020 in the amount of $xx.
The chain of assignment has been completed. Currently, the mortgage is with xx.
No active liens and judgments against the borrower.
No delinquent taxes have been found.	According to the payment history as of xx/XX/2021, the borrower is delinquent for 14 months. The last payment was received on xx/XX/2020 which was applied to xx/XX/2020. The next due date for payment is xx/XX/2020. The P&I is in the amount of $3,767.71 and PITI is in the amount of $4,403.35. The UPB reflected as per the payment history is in the amount of $xx.	xx:The loan is currently in collections. According to the payment history as of xx/XX/2021, the borrower is delinquent for 14 months. The last payment was received on xx/XX/2020 which was applied to xx/XX/2020. The next due date for payment is xx/XX/2020. The P&I is in the amount of $3,767.71 and PITI is in the amount of $4,403.35. The UPB reflected as per the payment history is in the amount of $xx.
As per the comment dated xx/XX/2021, the reason for default is curtailment of income due to Covid-19.
No latest servicing comment has been found to determine the current occupancy and condition of the subject property. No damage or repairs have been found.
As per the final 1003 document the borrower is working as Physician at “xx” from 6 months. xx:xx:xx	Not Applicable	Notice of Servicing Transfer	Field: Bx Self-Employed? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: N/A. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Income Bx U/W   Loan Value: $xxxxx.xx   Tape Value: $x.xx   Variance: $xxxxx.xx   Variance %:    Comment: Data updated as per the xxxx.   Tape Source: Initial   Tape Type:
Field: Number Of Units   Loan Value: x   Tape Value: x   Variance: x   Variance %: xxx.xxxxx%   Comment: Data updated as per the appraisal.   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xx (Days)   Variance %:    Comment: Data updated as per the appraisal.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Data updated as per the Note.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term   Loan Value: xx  Tape Value: xx   Variance: xx   Variance %: x.xxxxx%   Comment: Data updated as per the Note.   Tape Source: Initial   Tape Type:
																																																																																				Field: Subject Property Type Loan Value: x Family Tape Value: PUD Variance: Variance %: Comment: Data updated as per the appraisal. Tape Source: Initial Tape Type:	3: Curable		* Notice of Servicing Transfer missing or unexecuted (Lvl 3) "An executed copy of Notice of Servicing Transfer disclosure is missing from the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 42.9%. Tape shows VOE and wages in file do not match VOE and wages per the third party Work Number."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
2054389	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,783.20	08/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,535.98	3.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	763	769	49.259%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the pro-title dated xx/XX/2021 reflects that the subject mortgage was originated on xx/XX/2020 with the lender MERS as nominee for xx.

No chain of assignment has been found.

No active liens and judgment have been found.

County annual taxes of 2020 have been paid in the amount of $2783.20 on xx/XX/2021.	According to the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment received on xx/XX/2021, the payment applied date was xx/XX/2021 and the next due date for payment is xx/XX/2021. The P&I is in the amount of $1,535.98 and PITI is in the amount of $2,062.08. The UPB reflected as per the payment history is in the amount of $xx.	xx:The loan is performing. According to the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment received on xx/XX/2021, the payment applied date was xx/XX/2021 and the next due date for payment is xx/XX/2021. The P&I is in the amount of $1,535.98 and PITI is in the amount of $2,062.08. The UPB reflected as per the payment history is in the amount of $xx.
The reason for default is unable to be determined. The subject property is occupied by the owner. No comments have been found for damage or repairs. xx:xx:xx	Not Applicable	Origination Appraisal	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Original Appraisal Date   Loan Value: Not Applicable   Tape Value: x/XX/xxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: xxx Tape Value: xxx Variance: x Variance %: x.xxxxx% Comment: As per Tape data ,Stated Remaining term of loan is xxx months.However it reflects xxxmonths. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan fails Compliance Ease delivery and timing test Initial Loan Estimate dated 3/XX/2020 and initial application dated 3/XX/2020. However, delivery date is 3/XX/2020 and Document tracker proving the delivery of Initial Loan Estimate within 3 business days is missing from the loan documents.

The loan failed Charges that in total cannot Increase more than 10% due to delivery and timing test fail of initial Loan Estimate dated 3/XX/2020 which is not within 3 business days from initial application dated 3/XX/2020.

TRID Violation due to loan failed charged that cannot increase test due to delivery and timing test fail of initial Loan Estimate dated 3/XX/2020 which is not within 3 business days from initial application dated 3/XX/2020."
* Missing Appraisal (Lvl 3) "Appraisal Report is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 49.259%. Tape shows defects for missing income docs Unable to rely on docs in file and unable to calc ATR."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.259%, the Borrower income was $xx and total expenses are in the amount of $7,945.92 and the loan was underwritten by AUS/DU (Locator at xx) and its recommendation is “Approve/Eligible” with a DTI of 49.30%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
45902279	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,961.88	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$735.98	3.625%	360	xx	xx	FHA	Fixed	Refinance	xx	xx	Streamline Refinance	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	$7,900.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2019 and was recorded on xx/XX/2019, in the amount of xx.
The chain of assignment has been completed. Currently, the assignment is with xx.
No active judgments or liens have been found.
1st installment city taxes of 2020 have been paid in the amount of $2980.94.
2nd installment city taxes of 2020 have been due in the amount of $2980.94.
No prior year delinquent taxes have been found.	According to the payment history as of xx/XX/2021, the borrower has been delinquent for 21 months and the next payment is due for xx/XX/2019. The first payment was due for xx/XX/2019. The P&I is in the amount of $735.98 and PITI is in the amount of $735.98. The UPB reflected is $xx.	xx:The loan is currently in collections and the next payment is due xx/XX/2019. The first payment was due for xx/XX/2019. As per the comment dated xx/XX/2020, the RFD is curtailment of income. As per the comment dated xx/XX/2020, the borrower’s income was impacted by Covid. The 3 months FB plan was offered that began from xx/XX/2020 till xx/XX/2020. Later, it was again extended. No further details have been found.The working details of the borrower xx has not been mentioned. xx:xx:xx	Not Applicable	Credit Report Mortgage Insurance Right of Rescission	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: This loan is Streamline Refinance. Tape Source: Initial Tape Type:
Field: Income Bx U/W   Loan Value: Not Applicable   Tape Value: $x.xx   Variance:    Variance %:    Comment: N.A   Tape Source: Initial   Tape Type:
Field: Mortgage Type   Loan Value: FHA   Tape Value: Conventional   Variance:    Variance %:    Comment: As per Tape data ,Mortgage type is Conventional. However, Note reflects as FHA.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Amount of Secondary Lien(s): $x,xxx.xx. Loan Amount: $xx. CLTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral Value used for Underwriting: $ xxx,xxx.xx Loan Amount: $ xxx,xxx.xx CLTV = LTV xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxx   Variance:    Variance %:    Comment: As per the payment history, the string is xxxxxxxxxxxxxxxxxxxxx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: Not Applicable   Tape Value: x.xxx%   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Change in Rate/Term   Tape Value: Limited Cash Out (GSE definition)   Variance:    Variance %:    Comment: As per Tape data ,Purpose of Refinance is Limited Cash Out . However As per final Closing Disclosure Purpose of Refinance is Change in Rate/Term.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term   Loan Value: xxx   Tape Value: xxx   Variance: xx   Variance %: x.xxxxx%   Comment: As per tape data ,Stated Remaining term reflects xxx months. However, Note document reflects xxx months.   Tape Source: Initial   Tape Type:
Field: Trial Modification Agreement in file? Loan Value: Yes Tape Value: No Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* MI, FHA or MIC missing and required (Lvl 3) "This loan is FHA. The loan was originated on 10/XX/2019. However, Mortgage insurance is missing from the loan Documents."
* Right of Rescission missing or unexecuted (Lvl 3) "Right of Rescission is missing from loan documents."	* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TILA finance charge test due to the Finance charge disclosed on Final CD as $xx. Calculated Finance Charge $xx for an under disclosed amount of -$xx Reason for Finance Charge under disclosure is unknown as the Fee Itemization and the Compliance Findings are missing. Subject loan is a refinance, originated on 10/XX/2019 and the SOL is 3 years.

This loan failed the TILA foreclosure rescission finance charge test due to the Finance charge disclosed on Final CD as $xx. Calculated Finance Charge $xx for an under disclosed amount of -$xx Reason for Finance Charge under disclosure is unknown as the Fee Itemization and the Compliance Findings are missing. Subject loan is a refinance, originated on xx/2019 and the SOL is 3 years.

This loan failed the TILA APR test due to the annual percentage rate (APR) is 4.088%. The disclosed APR of 4.364% Over By +0.276%. Is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method. Subject loan is a refinance, originated on 10/XX/2019 and the SOL is 3 years."
																																																																																								* Missing credit report (Lvl 2) "Credit report is missing from the loan file."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
20762787	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,290.46	09/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,924.86	2.750%	360	xx	xx	VA	Fixed	Refinance	xx	xx	Streamline Refinance	xx	xx	25.000%	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	795	793	Unavailable	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2021 and was recorded on xx/XX/2021, in the amount of xx.
The chain of assignment has been completed. Currently, the assignment is with MERS as nominee for xx., which is recorded on xx/XX/2021.
There is a UCC lien in the favor of xx, which was recorded on xx/XX/2018.
There is a child support lien in the favor of xx which was recorded on xx/XX/2020. However, the SSN# mentioned on document is not matching with borrower’s SSN#.
1st and 2nd installment taxes of 2020 have been paid in the amount of $5290.46.
No prior year delinquent taxes have been found.	As per the review of the payment history as of xx/XX/2021, the borrower is current with the loan and the next payment is due for xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $2,473.91 which was applied for xx/XX/2021. The UPB is $xx. The current P&I is $1,924.86 and PITI is $2,473.91.	xx:The present status of the loan is in performing and the next payment is due for xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $2,473.91 which was applied for xx/XX/2021. No records for foreclosure and bankruptcy have been found. The RFD is unable to be determined. No comments have been found stating the borrower’s income has been impacted by Covid. The working details of the borrower xx has not been mentioned. xx:xx:xx	Not Applicable	Affiliated Business Disclosure	Field: Bx Self-Employed? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Borrower #x Middle Name   Loan Value:xx  Tape Value: xx   Variance:    Variance %:    Comment: Borrower #x Middle Name xx   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not applicable.   Tape Source: Initial   Tape Type:
Field: Income Bx U/W   Loan Value: Not Applicable   Tape Value: $x.xx   Variance:    Variance %:    Comment: Income Bx U/W is unavailble   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: Not Applicable   Tape Value: x/XX/xxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Original CLTV is xx.xxx%   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Original LTV is xx.xxx%   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxx   Tape Value: xxxxXXXXXXXX   Variance:    Variance %:    Comment: As per the Payment history, the string is xxxxxxxx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxx   Tape Value: XXXXXXXxxxxx   Variance:    Variance %:    Comment: As per the Payment history, the string reversed is xxxxxxxx   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: Unavailable   Tape Value: x.xxx%   Variance:    Variance %:    Comment: Post-close DTI per xxxx is unavailable   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: xxx Tape Value: xxx Variance: x Variance %: x.xxxxx% Comment: Stated Remaining term xxx Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "1. This loan failed the TRID disclosure dates and personal delivery validation test. This loan contains a Revised Closing Disclosure Receipt Date (03/XX/2021) that is after the Revised Closing Disclosure Delivery Date (03/XX/2021). However, the method of delivery is marked as "Personal."

2. This loan failed the Veterans Affairs IRRRL unpaid principal balance validation test. This loan contains a value for one, but not both of the following fields: The loan is a VA interest rate reduction refinance loan (IRRRL), but the unpaid principal balance was not provided. The unpaid principal balance is necessary to correctly calculate the 1% loan origination fee threshold for VA IRRRL loans."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE Risk indicator is "Moderate" since this loan failed the initial closing disclosure delivery date test due to the initial closing disclosure receipt date is provided and the initial closing disclosure receipt date (03/XX/2021) is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date (03/XX/2021)."
* Loan does not conform to program guidelines (Lvl 3)     "The provided Seller’s tape is showing an alert that the subject loan is a VA IRRRL & per VA guidelines, the interest rate on an IRRRL should decrease by 0.50%. The aforementioned loan does not meet this requirement. The prior loan's interest rate was 2.999%; the new loan closed with a rate of 2.70%. Further details are not provided to confirm the same. Unable to rely on the provided documents in the loan file."
																																																																																							* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "An executed copy of Affiliated Business disclosure is missing from the loan file."	* ROR Transaction date not consistent with Note and/or HUD (Lvl 2) "The transaction date is mentioned in the provided ROR/NRTC as xx/2021 but the original Note/Settlement date is xx/2021.."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
10084712	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$11,046.72	08/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,136.88	2.990%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	766	Not Applicable	37.093%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2021 and was recorded on xx/XX/2021, in the amount of xx.
The chain of assignment has been completed. Currently, the assignment is with MERS as nominee for xx LLC which is recorded on xx/XX/2021.
No active judgments or liens have been found.
Annual taxes of 2020 have been paid in the amount of $xx.
No prior year delinquent taxes have been found.	As per the review of the payment history as of xx/XX/2021, the borrower is current with the loan and the next payment is due for xx/XX/2021. The last payment was received on 8/xx in the amount of $1,136.88 which was applied for xx/XX/2021. The UPB is $xx. The current P&I and PITI is $1,136.88. The UPB is $xx.	xx:The present status of the loan is in performing and the next payment is due for xx/XX/2021. The last payment was received on 8/xx in the amount of $1,136.88 which was applied for xx/XX/2021. No records for foreclosure and bankruptcy have been found. The RFD is unable to be determined. No comments have been found stating the borrower’s income has been impacted by Covid. The borrower xx has been working at xx., as a xx for 17 years 6 months. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock Origination Appraisal	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Income Bx U/W   Loan Value: $xxxxx.xx   Tape Value: $x.xx   Variance: $xxxxx.xx   Variance %:    Comment: As per Tape data, Borrower Income is $x.xx. However Final Application reflects Borrower Income as $xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxM   Tape Value: xxxxxXXXXXXX   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: Mxxxxx   Tape Value: XXXXXXXxxxxx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: xxx Tape Value: xxx Variance: x Variance %: x.xxxxx% Comment: As per Tape data, Stated Remaining term of loan is xxx months. However note document reflects xxx months. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Seller tape shows this loan is a Texas A6. Appraisal was not ordered as LP in file had an appraisal waiver."
* Missing Appraisal (Lvl 3)     "Appraisal report is missing from loan documents. However, TX FMV disclosure located at (xx)."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate Lock Agreement signed by Borrower is missing from the Loan Documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
63558098	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,185.41	09/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,233.07	2.625%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	732	Not Applicable	44.820%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2021 shows that the subject mortgage was originated on xx/XX/2020 with the lender MERS as nominee for xx which was recorded on xx/XX/2020.
The chain of the assignment has not been found.
No active judgments or liens have been found.
Taxes of 2020 have been paid in the amount of $5,185.41.	According to the payment history as of xx/XX/2021, the borrower is current with the loan and the last payment was received on xx/XX/2021 which was applied for xx/XX/2021 and the next due date for the payment is xx/XX/2021. The P&I is in the amount of $1,233.07 and PITI is in the amount of $1,717.82. The UPB reflected is in the amount of $xx.	xx:As per the review of the servicing comments, currently, the loan is in performing and the borrower is current with the loan and the last payment was received on xx/XX/2021 which was applied for xx/XX/2021 and the next due date for the payment is xx/XX/2021. The P&I is in the amount of $1,233.07 and PITI is in the amount of $1,717.82. The UPB reflected is in the amount of $xx.
The reason for default is unable to be determined.
No comments have been found regarding bankruptcy in the latest servicing comments.
No comments have been found regarding foreclosure in the latest servicing comments.
The subject property has been occupied by the owner. Recent servicing comments do not reflect any damage pertaining to the subject property. xx:xx:xx	Not Applicable	Origination Appraisal Transmittal (1008)	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: N/A Tape Source: Initial Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Debt consolidation   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: As per Tape data ,Purpose of Refinance is cash out - other. However Final Application documents reflects as Debt Consolidation.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: x Family Variance: Variance %: Comment: As per Tape data ,Subject Property Type is x Family .However Appraisal documents reflects as PUD. Tape Source: Initial Tape Type:	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.82%, the Borrower income was $4412.85.00 and total expenses are in the amount of $17977.82 and the loan was underwritten by AUS/DU (xx) and its recommendation is “Caution/Ineligible” with a DTI of 45.00%"	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "This loan failed the TRID Post-Consummation Event Validation Test due to This loan has a post-consummation event date that occurs on or before the closing date or consummation date of the loan."
* Loan does not conform to program guidelines (Lvl 3)     "Seller Tape shows Lost property inspection waiver but got it back post-closing. Investor would not accept the revision."
* Missing Appraisal (Lvl 3)     "Appraisal report is missing from the loan documents."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Missing Final Transmittal Summary from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
40697692	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,599.51	08/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,910.57	2.750%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	809	20.263%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2021 shows that the subject mortgage was originated on xx/XX/2020 with the lender MERS as nominee for xx which was recorded on xx/XX/2020.
The chain of the assignment has not been found.
No active judgments or liens have been found.
Taxes of 2021 have been paid in the amount of $5,046.20.
Taxes of 2021 are due in the amount of $2,553.31 on xx/XX/2021.	According to the payment history as of xx/XX/2021, the borrower is current with the loan and the last payment was received on xx/XX/2021 which was applied for xx/XX/2021 and the next due date for the payment is xx/XX/2021. The P&I is in the amount of $1,901.57 and PITI is in the amount of $1,910.57. The UPB reflected is in the amount of $xx.	xx:The comment history is missing from the loan file.
According to the payment history as of xx/XX/2021, the borrower is current with the loan and the last payment was received on xx/XX/2021 which was applied for xx/XX/2021 and the next due date for the payment is xx/XX/2021. The P&I is in the amount of $1,901.57 and PITI is in the amount of $1,910.57. The UPB reflected is in the amount of $xx.
The reason for default is unable to be determined.
Also, the occupany and condition of the property is unable to be determined. xx:xx:xx	Not Applicable	Origination Appraisal	Field: Borrower #x Middle Name Loan Value: xx Tape Value: xx |---| |----| Comment: As per Note document Borrowers middle name is 'xx'. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: As per xxxx calculated DTI is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Post-Close Housing Ratio per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: As per xxxx calculated Housing ratio is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Lower rate or term   Tape Value: No Cash-Out   Variance:    Variance %:    Comment: As per xxxx purpose of refinance is Lower rate or term.   Tape Source: Initial   Tape Type:
																																																																																				Field: Subject Property Type Loan Value: Single Family Tape Value: x Family Variance: Variance %: Comment: As per xxxx subject property type is single family. Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "Subject approved as Owner Occupancy but seller defect shows Occupancy as Second Home. Seller was unable to determine which property BWR actually lived at. DTI 21%. Elevated for client review."	* Missing Appraisal (Lvl 3) "As per 1008, No Appraisal is required.However, Required PIW is missing from loan file."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
13899889	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,290.75	08/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$749.66	3.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Secondary	Yes	Yes	Yes	740	Not Applicable	48.188%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2021 shows that the subject mortgage was originated on xx/XX/2020 with the lender MERS as nominee for xx which was recorded on xx/XX/2020.
The chain of the assignment has not been found.
No active judgments or liens have been found.
Taxes of 2020 have been paid in the amount of $5,290.75.	According to the payment history as of xx/XX/2021, the borrower is current with the loan and the last payment was received on xx/XX/2021 which was applied for xx/XX/2021 and the next due date for the payment is xx/XX/2021. The P&I is in the amount of $749.66 and PITI is in the amount of $1,417.98. The UPB reflected is in the amount of $xx.	xx:As per the review of the servicing comments, currently, the loan is in performing and the borrower is current with the loan and the last payment was received on xx/XX/2021 which was applied for xx/XX/2021 and the next due date for the payment is xx/XX/2021. The P&I is in the amount of $749.66 and PITI is in the amount of $1,417.98. The UPB reflected is in the amount of $xx.
The reason for default is unable to be determined.
No comments have been found regarding bankruptcy in the latest servicing comments.
No comments have been found regarding foreclosure in the latest servicing comments.
The subject property has been occupied by the owner. Recent servicing comments do not reflect any damage pertaining to the subject property. xx:xx:xx	Not Applicable	Field: Borrower Last Name Loan Value: xx Tape Value: xx |---| |----| Comment: The Note dated xx/XX/xxxx and signed at closing, reflects the Borrower's Last Name as xx. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N.A   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -xx.xxx%   Variance %: -xx.xxxxx%   Comment: Total Original Present Property T&I for Debt Ratios: (Real Estate Taxes $x.xx + Hazard Insurance $x.xx + Flood Insurance $x.xx + MI $x.xx + HOA Dues $x.xx ) equals $x.xx.Total Other Debts are $xxxx.xx and total monthly income Verified is $xxxx.xx. Hence post Close DTI per xxxx is xx.xxx.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Low Rise Condo (x-x Stories) Tape Value: x Family Variance: Variance %: Comment: The Appraisal dated xx/XX/xxxx reflects the subject property as a Condominium. Mortgage notarized on xx/XX/xxxx contains a condominium rider. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan fails Compliance Ease delivery and timing test for Initial Closing Disclosure dated 03/XX/2020. Document tracker is missing and 3 business days were added to get receipt date 04/XX/2020 which is on the Consummation date 04/XX/2020."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed ComplianceEase TRID Tolerance Test due to Initial LE dated 03/XX/2020 reflects Settlement or Closing Fee at $350.00. However Revised CD dated 04/XX/2020 reflects Settlement or Closing Fee at $700.00($350.00 paid by seller) this is total increase of $350.00 for charges that cannot increase."
* Loan does not conform to program guidelines (Lvl 3) "Seller tape reflects the following issue, Subject Property is Condominium and approval issued through FNMA but loan was sold to FHLMC who disagrees with property function."	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan failed the reimbursement amount validation test.
The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

This loan failed the closing or reimbursement date validation test.
The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.188%, the Borrower income was $6,374.00 and total expenses are in the amount of $3071.53 and the loan was underwritten by AUS/DU (Locator#xx) and its recommendation is “Approve/Eligible” with a DTI of 49.66%."		Moderate	Not Covered	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
25929006	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$11,327.22	07/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,579.89	4.875%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	4 Family	xx	xx	Primary	Yes	Yes	No	743	742	48.667%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2021 shows that the subject mortgage was originated on xx/XX/2019 with the lender MERS as nominee for xx which was recorded on xx/XX/2019.
The chain of the assignment has not been found.
No active judgments or liens have been found.
Taxes of 2020 have been paid in the amount of $5,663.86.
Taxes of 2020 are due in the amount of $5,663.86 on xx/XX/2022.	According to the payment history as of xx/XX/2021, the borrower is current with the loan and the last payment was received on xx/XX/2021 which was applied for xx/XX/2021 and the next due date for the payment is xx/XX/2021. The P&I is in the amount of $2,579.89 and PITI is in the amount of $3,854.33. The UPB reflected is in the amount of $xx.	xx:xx:The collection comment missing from the loan file. xx:xx:xx According to the payment history as of xx/XX/2021, the borrower is current with the loan and the last payment was received on xx/XX/2021 which was applied for xx/XX/2021 and the next due date for the payment is xx/XX/2021. The P&I is in the amount of $2,579.89 and PITI is in the amount of $3,854.33. The UPB reflected is in the amount of $xx. xx:xx:xx	Not Applicable	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: N/A Tape Source: Initial Tape Type:
Field: Stated Remaining Term Loan Value: xxx Tape Value: xxx Variance: -xx Variance %: -x.xxxxx% Comment: xxx. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "The loan failed Charges that in total cannot Increase more than 10% test due to addition of fee in Initial CD dated 5/XX/2019. Revised LE dated 5/XX/2019 does not reflect Tax Due at Closing Fee in F Section. However, Initial CD dated 5/XX/2019 reflects Tax Due at Closing at $4,814.48. This is increase of $4,814.48 for charges that in total cannot Increase more than 10%. Valid COC for the addition of Tax Due at closing fee is missing from the loan documents. Comparable fee amount for Charges that cannot increase more than 10% in Initial Loan Estimate is $300.00 and on Final Closing Disclosure Fee amount is $5,040.48 Exceeds by $4,740.48."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approve at 48%. Income miscalculation noted on tape. Details not provided. Unable to rely on documents in file and unable to calculation ATR."
* ComplianceEase TILA Test Failed (Lvl 2)     "Finance charge disclosed on Final CD as $xx. Calculated Finance Charge $xx for an under disclosed amount of $250.00.  The disclosed finance charge of $xx is not considered accurate because it is understated by more than $100. Subject loan is a refinance, originated on 5/XX/2019 and the SOL is 3 years."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.667%, the Borrower income was $8,501.00 and total expenses are in the amount of $4,137.22 and the loan was underwritten by AUS/DU (Locator#xx) and its recommendation is “Approve/Eligible” with a DTI of 47.98%."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Not Applicable	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
56808848	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,971.54	09/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$522.52	3.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Secondary	Yes	Yes	No	776	755	33.441%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2021 shows that the subject mortgage was originated on xx/XX/2020 and was recorded on xx/XX/2020 in the amount of $xx, with MERS as nominee for xx.

No chain of assignments found.Unable to determine last assignee.

No active liens and judgments have been found against borrower and property. xx of 2021 have been due on xx/XX/2021 in the amount of $1,600.35.	According to the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment was received on xx/XX/2021, the applied date was xx/XX/2021 and the next due date for payment is xx/XX/2021.The P&I is in the amount of $522.52 and PITI is in the amount of $886.98. The UPB reflected as per the payment history is in the amount of $xx.	xx:xx current status is performing.
 According to the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment was received on xx/XX/2021, the applied date was xx/XX/2021 and the next due date for payment is xx/XX/2021.The P&I is in the amount of $522.52 and PITI is in the amount of $886.98. The UPB reflected as per the payment history is in the amount of $xx.
Collection comment does not state reason for default. The subject property has been occupied by the owner. The borrower's intention is to keep the property.
No evidence has been found regarding Bankruptcy and Foreclosure.
No evidence has been found regarding litigation and contested matter. As per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.
No evidence has been found regarding COVID-19. xx:xx:xx	Not Applicable	Field: MI Coverage Amount Loan Value: xx.xxx% Tape Value: xx.xxx% |---| -xx.xxx% |----| -xx.xxxxx% Comment: Mortgage insurance certificates reflates coverage amount as xx%. Tape Source: Initial Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: $xxxxxx.xx   Tape Value: $xxxxxx.xx   Variance: $xx.xx   Variance %: x.xxxxx%   Comment: As per Tape data Original Balance is $xx. However Note documents reflects as $xx.   Tape Source: Initial   Tape Type:
Field: Post-Close Housing Ratio per xxxx   Loan Value: x.xxx%   Tape Value: x.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: As per Tape data Post Close Housing Ratio is x.xxx %.However Final Application calculate as x.xxx%.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term   Loan Value: xxx   Tape Value: xxx   Variance: -x   Variance %: -x.xxxxx%   Comment: As per Tape data Stated Remaining term of loan is xxx months.However it reflects xxx months.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Single Family Tape Value: x Family Variance: Variance %: Comment: The Appraisal dated x/XX/xxxx reflects the subject property as a single family residence. Mortgage notarized on x/XX/xxxx contains no riders for property type. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "This loan failed the revised closing disclosure dated on 6/XX/2020 delivery date test (waiting period required) due to Changes before consummation requiring a new waiting period requirement is not met."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase 0% Tolerance test. Initial LE dated 5/XX/2020 reflect Transfer Taxes at $1,182.00. Final CD dated 6/XX/2020 reflects the increasing of Transfer Taxes Fee at $1,983.50.(Transfer Taxes of $1,688.00 paid by seller and $295.50 paid by Lender ). This is an increase of $801.50 for charges that cannot increase 0% test. However,the COC for increasing of Transfer Taxes is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 33.67%. Tape shows Borrower was not employed at closing. Unable to rely on docs in file and unable to calc ATR."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed TILA APR Test APR Calculated 3.520% APR Threshold 3.922% -0.402% Variance. Subject loan is a purchase, originated on 6/XX/2020 and the SOL is 1 year"
																																																																																								* ComplianceEase TILA Test Failed (Lvl 2) "Finance charge disclosed on Final CD as $xx. Calculated Finance Charge is $xx. Loan failed TILA Finance Charge Test for an under disclosed amount of $9,488.26. Reason for Finance Charge under disclosure is unknown as the Fee Itemization and the Compliance Findings are missing. Subject loan is a purchase, originated on 6/XX/2020 and the SOL is 1 year."		Moderate	Not Covered	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
87292845	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,272.22	08/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,349.55	3.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	674	Not Applicable	46.714%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2021 shows that the subject mortgage was originated on xx/XX/2021 and was recorded on xx/XX/2021 in the amount of $xx, with MERS as nominee for xx ., recorded with the Book/Page#xx.

No chain of assignments found. Unable to determine last assignee.

No active liens and judgments have been found against borrower and property. xx of 2021 have been due on xx/XX/2021 in the amount of $1,820.87.	As per the Note the loan was originated on xx/XX/2021 and the first payment due date is xx/XX/2021.However,unable to determine the current month payment is received or not.	xx:xx current status is performing.
As per the Note the loan was originated on xx/XX/2021 and the first payment due date is xx/XX/2021.However,unable to determine the current month payment is received or not. xx:xx:xx	Not Applicable	Appraisal (Incomplete)	Field: Subject Property Type Loan Value: Single Family Tape Value: x Family |---| |----| Comment: The Appraisal dated x/XX/xxxx reflects the subject property as a single family residence. Mortgage notarized on x/XX/xxxx contains no riders for property type. Tape Source: Initial Tape Type:	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 46.714%, the Borrower income was $9,779.59 and total expenses are in the amount of $4,568.46 and the loan was underwritten by LPA (Locator#xx) and its recommendation is "Caution" with DTI of 46.00%."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Market condition Appraisal report (1004MC) is missing from the Loan Document."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "TRID Violation in Charges That Cannot Increase test due to fee addition in Revised CD dated 7/XX/2021. Initial LE dated 5/XX/2021 does reflect Transfer Taxes at $4,439.00. Revised CD dated 7/XX/2021 reflect Transfer Taxes at $4,883.75. (Transfer Taxes $4,144.00 Paid by seller and $739.75 paid by Lender)  This increase of $444.75."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "TRID Violation in Charges That Cannot Increase test due to fee addition in Revised CD dated 7/XX/2021. Initial LE dated 5/XX/2021 does reflect Transfer Taxes at $4,439.00. Revised CD dated 7/XX/2021 reflect Transfer Taxes at $4,883.75. (Transfer Taxes $4,144.00 Paid by seller and $739.75 paid by Lender)  This increase of $444.75."
																																																																																							* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "TRID Violation in Charges That Cannot Increase test due to fee addition in Revised CD dated 7/XX/2021. Initial LE dated 5/XX/2021 does reflect Transfer Taxes at $4,439.00. Revised CD dated 7/XX/2021 reflect Transfer Taxes at $4,883.75. (Transfer Taxes $4,144.00 Paid by seller and $739.75 paid by Lender) This increase of $444.75."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
79574254	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,989.72	08/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$842.23	2.875%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	793	807	21.318%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2020 with lender MERS as nominee for xx and recorded on xx/XX/2020 for the amount of $xx. The chain of assignment has not been completed. No latest assignment has been found. There is a civil judgment recorded on xx/XX/2015 for the amount of $xx in the favor of xx. Taxes for the year 2020 have been paid in the amount of $4989.72. No prior year tax delinquency has been found.	According to the payment history as of dated xx/XX/2021, the borrower is regular with the payment and the next due date is xx/XX/2021. The last payment was received on xx/XX/2021 for the amount of $1542.95xx. The monthly P&I is in the amount of $842.23 with an interest rate of 2.875%. The current UPB is reflected in PH tape for the amount of $xx.	xx:As per the review of PH the current status of the loan is performing. According to the payment history as of dated xx/XX/2021, the borrower is regular with the payment and the next due date is xx/XX/2021. The last payment was received on xx/XX/2021 for the amount of $1542.95xx. The monthly P&I is in the amount of $842.23 with an interest rate of 2.875%. The current UPB is reflected in PH tape for the amount of $xx.Unable to be determine the occupancy status as the latest CH is missing. Also, unable to determine the foreclosure and bankruptcy details from servicing comments. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: x Tape Value: xx |---| -xx |----| -xx.xxxxx% Comment: NA Tape Source: Initial Tape Type:
Field: Original Note Doc Date   Loan Value: x/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: -x (Days)   Variance %:    Comment: As per Tape data ,Note Date is xx/XX/xxxx .However, Note documents reflects as xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Post-Close Housing Ratio per xxxx Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: -x.xxx% Variance %: -x.xxxxx% Comment: As per Tape data ,Post Close Housing Ratio is xx.xxx %.However, Final Application documents reflects as xx.xxx%. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Subject loan is Primary Cashout refinance. Seller tape reflects, PIW is not permitted on TX 50 (a)(6). FMV disclosure is in loan file."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate Lock Agreement is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
68450328	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other	$0.00	$8,111.08	08/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,000.59	2.375%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	19.045%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2021 with lender MERS as nominee for xx and recorded on xx/XX/2021 for the amount of $xx.
The chain of assignment has not been completed. No latest assignment has been found.
There are 2 senior mortgages and real estate lien against the property.
The first senior mortgage was originated on xx/XX/2016 with lender xx and recorded on xx/XX/2016 for the amount of $xx.
The second senior mortgage was originated on xx/XX/2017 with lender xx and recorded on xx/XX/2017 for the amount of $xx.
There is real estate lien recorded on xx/XX/2020 for the amount of $xx in the favor of xx, xx.
Taxes for the year 2020 have been paid in the amount of $8111.08.No prior year tax delinquency has been found.	According to the payment history as of dated xx/XX/2021, the borrower is regular with the payment and the next due date is xx/XX/2021. The last payment was received on xx/XX/2021 for the amount of monthly P&I as $1000.59 with an interest rate of 2.375%. The current UPB is reflected in PH tape for the amount of $xx.	xx:As per the review of PH the current status of the loan is performing. According to the payment history as of dated xx/XX/2021, the borrower is regular with the payment and the next due date is xx/XX/2021. The last payment was received on xx/XX/2021 for the amount of monthly P&I as $1000.59 with an interest rate of 2.375%. The current UPB is reflected in PH tape for the amount of $xx.
Unable to be determine the occupancy status as the latest CH is missing. Also, unable to determine the foreclosure and bankruptcy details from servicing comments. xx:xx:xx	Not Applicable	Credit Report HUD-1 Closing Statement Missing or error on the Rate Lock	Field: Age of Loan Loan Value: x Tape Value: x |---| -x |----| -xx.xxxxx% Comment: NA Tape Source: Initial Tape Type:
Field: Borrower #x Middle Name   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: The Note dated x/XX/xxxx and signed at closing, borrower middle name is not reflect on Note.   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: Unavailable   Tape Value: Full Documentation   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: x/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: xx (Days)   Variance %:    Comment: The Appraisal reflects the date effective date as x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -x (Days)   Variance %:    Comment: The Note reflects the Original Note Doc Date as x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Post-Close Housing Ratio per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Total subject property PITIA (P&I $ x,xxx.xx + Real Estate Taxes $ xxx.xx + Hazard Insurance $xxx.xx + Flood Insurance $x.xx + MI $x.xx + HOA Dues $xx.xx) equals $xxxx.xx. Total verified monthly income equals $xx. Housing Ratio equals xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value:xx Tape Value: xx Variance: Variance %: Comment: The Note signed on x/XX/xx reflects the property address as xx Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "Subject approved as OO. BWR works in xx but subject is in xx. May be xx. Seller did not resolve this. Elevated for client review."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final CD available in the loan file. However, 3rd and 4th page are missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."	* Missing credit report (Lvl 2) "Credit report is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
60407626	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,793.94	08/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$926.23	3.750%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	Yes	698	Not Applicable	42.023%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the pro-title dated xx/XX/2021, the subject mortgage was originated on xx/XX/2021 with the lender MERS as nominee for xx.
The chain of assignment has been completed. Currently, the mortgage is with MERS as nominee for xx which is recorded on xx/XX/2021.
No active liens and judgments have been found.
Annual taxes of 2020 have been due in the amount of $4793.94. No prior year delinquent taxes have been found.	According to the payment history as of xx/XX/2021, the borrower is current with the loan and the next due date for payment is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $1,518.98 which was applied for xx/XX/2021. The P&I is in the amount of $926.23 and PITI is in the amount of $1,518.98. The UPB reflected as per the payment history is in the amount of $xx	xx:The present status of the loan is in performing and the next due date for payment is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $1,518.98 which was applied for xx/XX/2021. No evidence of post-closing foreclosure and bankruptcy have been found. The RFD is unable to be determined. The collection comments are missing. Therefore COVID review has not been performed. The comments are missing from xx/XX/2021 to xx/XX/2021.The borrower xx has been working at xx. as a xx for 28 years. xx:xx:xx	Not Applicable	Origination Appraisal	Field: Escrow Account Indicator Loan Value: Yes Tape Value: No |---| |----| Comment: Escrow account indicator is Yes. Tape Source: Initial Tape Type:
Field: Post-Close Housing Ratio per xxxx Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: -xx.xxx% Variance %: -xx.xxxxx% Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Loan does not conform to program guidelines (Lvl 4) "The provided Seller’s tape is showing an alert that the subject loan is a xx 50(A) 6 Refinance & used an Appraisal Waiver which is not permitted. Further details are not provided to confirm the same."	* ComplianceEase Exceptions Test Failed (Lvl 3) "1. This loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

2. This loan failed the closing or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date).

3. This loan failed the TRID disclosure dates and personal delivery validation test. This loan contains a Revised Closing Disclosure Receipt Date (06/XX/2021) that is after the Revised Closing Disclosure Delivery Date (06/XX/2021). However, the method of delivery is marked as "Personal.""
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE Risk indicator is "Moderate" since this loan failed the charges that cannot increase test. Missing valid COC for a total fee increased of $909.00 on final CD dated 06/XX/2021. There is a total fee increased of $909.00 for a Non-Shoppable Fee which exceeded the 0% tolerance for Non-Shoppable Fees."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan failed the charges that cannot increase test. Missing valid COC for a total fee increased of $909.00 on final CD dated 06/XX/2021. There is a total fee increased of $909.00 for a Non-Shoppable Fee which exceeded the 0% tolerance for Non-Shoppable Fees."
																																																																																							* Missing Appraisal (Lvl 3) "A copy of Appraisal Report at origination is missing from loan file."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
84883296	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$12,085.36	09/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,255.97	2.750%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	710	756	37.340%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2021 and was recorded on xx/XX/2021, in the amount of $xx, with MERS as nominee for xx.

The chain of assignment has been completed; currently, the assignment is with the MERS as nominee for xx

No active judgments or liens have been found against the borrower.
1st and 2nd installments combined taxes of 2020 have been paid on xx/XX/2020 and xx/XX/2021 in the total amount of $xx.	According to the payment history as of xx/XX/2021, the borrower is performing with the loan. The last payment was received on xx/XX/2021 which was applied for the due date of xx/XX/2021 and the next due date for payment is xx/XX/2021. The P&I is in the amount of $3,255.97 and PITI is in the amount of $3,255.97. The UPB reflected as per the payment history is in the amount of $xx.	xx:As per the comment history, the borrower is performing with the loan.
According to the payment history as of xx/XX/2021, the borrower is performing with the loan. The last payment was received on xx/XX/2021 which was applied for the due date of xx/XX/2021 and the next due date for payment is xx/XX/2021. The P&I is in the amount of $3,255.97 and PITI is in the amount of $3,255.97. The UPB reflected as per the payment history is in the amount of $xx.
The reason for default is unable to be determined from the latest servicing comments.
No comment has been found stating that borrower’s income is impacted due to Covid-19.
No evidence has been found regarding damage or repairs in the latest servicing comments.
The borrower is self-employed and working in xx . As a xx from 2.10 years. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: N.A Tape Source: Initial Tape Type:
Field: Escrow Account Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Final CD reflects Escrow account indicator as No.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Collateral Value used for Underwriting: $.xxxx,xxx.xx Loan Amount: $xx. CLTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date Loan Value: x/XX/xxxx Tape Value: xx/XX/xxxx Variance: xx (Days) Variance %: Comment: The Note reflects the Original Note Doc Date as x/XX/xxxx. Tape Source: Initial Tape Type:	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate Lock Agreement is missing from Loan Document."
																																																																																							* Settlement date is different from note date (Lvl 3) "Note date reflect 2/XX/2021 and settlement date 2/XX/2021"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approve at 37.340%. Income miscalculation, missing SE BWR income docs and undisclosed debt may push DTI to over 103.38042%. Unable to rely on docs in file and unable to calc ATR"		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
8964079	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,899.51	09/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,244.01	3.875%	360	xx	xx	FHA	Fixed	Cash Out	xx	xx	Full Documentation	Yes	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	608	Not Applicable	51.944%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2021 shows that the subject mortgage was originated on xx/XX/2021 and was recorded on xx/XX/2021 in the amount of $xx, with MERS as nominee for xx, recorded with the Instrument#xx.

No chain of assignments found. Unable to determine last assignee.

No active liens and judgments have been found against borrower and property.

There are no prior year real estate delinquencies.	According to the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment was received on xx/XX/2021, the applied date was xx/XX/2021 and the next due date for payment is xx/XX/2021.The P&I is in the amount of $1,244.01 and PITI is in the amount of $1,761.06. The UPB reflected as per the payment history is in the amount of $xx.	xx:xx current status is performing.
As per Note the loan was originated on xx/XX/2021 and the first payment due date is xx/XX/2021.However, no comment are available as the loan was originated on xx/XX/2021. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: x Tape Value: x |---| x |----| Comment: Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: MI is required.   Tape Source: Initial   Tape Type:
Field: Escrow Account Indicator   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The Final CD reflect Escrow Account Indicator as Yes.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. CLTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. CLTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Borrower income was $x,xxx.xx and total expenses are in the amount of $x,xxx.xx Hence calculated DTI as per xxxx is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value:xx   Tape Value:xx  Variance:    Variance %:    Comment: The Note signed on x/XX/xxxx reflects the property address as xx .   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Cash Out - Other   Tape Value: Debt consolidation   Variance:    Variance %:    Comment: Final Application and Final DU reflect Cash Out.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-x Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: The Final CD reflect Purpose of Transaction as Cash-Out. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the reimbursement amount validation test.
The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

This loan failed the closing or reimbursement date validation test.
The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation in Charges that Cannot Increase test due to increase of fee in Final CD dated 7/XX/2021.Revised LE dated 06/XX/2021 reflects Extension fee at $1,101.00. However Final CD dated 7/XX/2021 reflects Extension Fee at $1,894.18. This is total of $793.18 for 0% tolerance test fee. Valid COC for the increase in fee amount is missing in the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "The loan is not insurable because it doesn't meet HUD guidelines. There cannot be any late on a cash out refinance and there is a least a 1x30 day late. We are waiting for the VOM from one other lender so there could be more."
* Missing or error on the Rate Lock Document (Lvl 3) "A Rate Lock Agreement signed by the Borrower is Missing from the Loan Documents."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Loan failed FHA QM Safe Harbor Test due to APR Charged 4.751% APR Threshold 4.520% Over By +0.231%. HPML disclosure signed by the borrower is missing from the loan documents. Loan is escrowed."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed Higher Priced Mortgage Test due to APR Charged 4.751% APR Threshold 4.520% Over By 0.231%. HPML disclosure signed by the borrower is missing from the loan documents. Loan is escrowed."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 51.944%, the Borrower income was $6,159.57 and total expenses are in the amount of $3,199.50 and the loan was underwritten by AUS/DU (Locator# xx) and its recommendation is “Approve/Eligible” with a DTI of 51.944%"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
45531818	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,415.04	09/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,039.56	2.500%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	721	773	53.273%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2020 and was recorded on xx/XX/2020, in the amount of $xx, with MERS as nominee for xx, with Instrument#xx.
The chain of assignment has been completed; currently, the assignment is with the MERS as nominee for xx.
No active judgments or liens have been found against the borrower.
1st, 2nd, 3rd and 4th installments town taxes of 2021 have been paid on xx/XX/2020, xx/XX/2021, xx/XX/2021 and xx/XX/2021 in the amount of $8,415.04.	According to the payment history as of xx/XX/2021, the borrower is performing with the loan. The last payment was received on xx/XX/2021 which was applied for the due date of xx/XX/2021 and the next due date for payment is xx/XX/2021. The P&I is in the amount of $1,039.56 and PITI is in the amount of $1,039.56. The UPB reflected as per the payment history is in the amount of $xx.	xx:As per the comment history, the borrower is performing with the loan.
According to the payment history as of xx/XX/2021, the borrower is performing with the loan. The last payment was received on xx/XX/2021 which was applied for the due date of xx/XX/2021 and the next due date for payment is xx/XX/2021. The P&I is in the amount of $1,039.56 and PITI is in the amount of $1,039.56. The UPB reflected as per the payment history is in the amount of $xx.
The reason for default is unable to be determined from the latest servicing comments.
No comment has been found stating that borrower’s income is impacted due to Covid-19.
No evidence has been found regarding damage or repairs in the latest servicing comments.
Borrower employment details are not available. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: x Tape Value: xx |---| -x |----| -xx.xxxxx% Comment: NA. Tape Source: Initial Tape Type:
Field: Original Note Doc Date   Loan Value: xx/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xx (Days)   Variance %:    Comment: Original Note reflects Note doc date as xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: The borrowers income is $x,xxx.xx after Subject loan the Proposed amount $x,xxx.xx and Total Non-housing Payments is $xxx.xx hence, the Calculated DTI Ratio is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Post-Close Housing Ratio per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -xx.xxx%   Variance %: -xx.xxxxx%   Comment: Total subject property PITIA (P&I $x,xxx.xx + Hazard Insurance $xxx.xx + Property Taxes $xxx.xx equals $x,xxx.xx verified monthly income equals $x,xxx.xx Housing Ratio equals xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Original Note reflects Property address street as xx.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Change in Rate/Term Tape Value: No Cash-Out Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "The loan has a qualified mortgage DTI of 53.273%, the borrower’s total income is $5,083.14 and the total expenses are in the amount of $2,707.94 and the loan was underwritten by AUS/DU (xx) and its recommendation is “Approve/Eligible” with a DTI of 53.273%."	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase test. Initial LE dated 08/XX/2020 does not Rate Lock Extension Fee 15 day and Rate Lock Extension Fee 7 day. However, Final CD dated 10/XX/2020 reflects Rate Lock Extension Fee 15 day at $986.63 and Rate Lock Extension Fee 7 day at $460.43. This is an increase of $1447.06 for charges that cannot increase."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate Lock Agreement is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
75726050	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,241.96	08/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$343.19	3.250%	360	xx	xx	FHA	Fixed	Refinance	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	666	Not Applicable	40.448%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the pro-title dated xx/XX/2021 reflects that the subject mortgage was originated on xx/XX/2020 with the lender MERS as nominee for xx in the amount of $xx, which was recorded on xx/XX/2020.
No assignment has been found. The current assignment is with the lender MERS as nominee for xx .
No active liens and judgments have been found.
Annual combined taxes of 2020 have been paid in the amount of $3,241.96.
No prior years delinquent taxes have been found.	According to a review of the payment history as of xx/XX/2021, the borrower is delinquent with the loan for 12 months and the next due date for the regular payment is xx/XX/2020. The last payment was received on xx/XX/2021 total in the amount of PITI $693.53 which includes P&I $343.19 with the rate of interest of 3.250%, which was applied for the due date of xx/XX/2020. The UPB reflected in the latest payment history is in the amount of $xx.	xx:According to the review of the servicing comments, the loan is in the collection. According to a review of the payment history as of xx/XX/2021, the borrower is delinquent with the loan for 12 months and the next due date for the regular payment is xx/XX/2020. The last payment was received on xx/XX/2021 total in the amount of PITI $693.53 which includes P&I $343.19 with the rate of interest of 3.250%, which was applied for the due date of xx/XX/2020. The UPB reflected in the latest payment history is in the amount of $xx.
As per the servicing comment dated xx/XX/2020, the borrower's income was impacted due to the COVID-19. The borrower was approved for the forbearance plan which was started on xx/XX/2020. No further details have been found.
No foreclosure activity has been found.
No modification, forbearance details are available in recent collections comments.
No pertaining bankruptcy-related details have been found.
As per the servicing comments, the subject property has been occupied by the owner. No damage pertaining to the subject property has been found.
As per the final application, the borrower is working at the City of xx as a xx for 26 months. xx:xx:xx	Not Applicable	Affiliated Business Disclosure Appraisal (Incomplete) Missing or error on the Rate Lock Mortgage Insurance	Field: Original CLTV Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| x.xxx% |----| x.xxxxx% Comment: "Collateral Value used for Underwriting xx,xxxxx. Amount of Secondary Lien(s): $x.xx. Loan Amount: $xx CLTV = xx.xxx%. Tape Source: Initial Tape Type:
Field: Original Note Doc Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -x (Days)   Variance %:    Comment: The Note reflects the Original Note Doc Date as x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: "Collateral Value used for Underwriting xx,xxxxx. Loan Amount: $xx LTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Post-Close Housing Ratio per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -xx.xxx%   Variance %: -xx.xxxxx%   Comment: The borrower's monthly income is $x.xxx.xx after Subject loan the Proposed amount $xxx.xx and Total Non-housing Payments is $xxx.xx. Hence, the Calculated DTI Ratio is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Trial Modification Agreement in file? Loan Value: Yes Tape Value: No Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Appraisal Update or Completion report ( Form 1004d) is missing from the loan documents. Appraisal made is Subject to due to repairs required. Total estimated repair cost and escrow amount is $900.00."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan failed Compliance Ease delivery and timing test for Closing Disclosure dated 1/XX/2020. Document tracker is missing and 3 business days were added to get receipt date 1/XX/2020 which is after the Consummation date 1/XX/2020."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% Tolerance test. Initial LE dated 10/XX/2019 reflect Points - Loan Discount Fee at $1,563.00. Final CD dated 1/XX/2020 reflects Points - Loan Discount Fee at $1,812.11. This is an increase of $249.11 for charges that cannot increase 0% test. COC for the increasing of Points - Loan Discount Fee is missing from the loan documents.

Loan failed charges that cannot increase 0% Tolerance test. Initial LE dated 10/XX/2019 does not reflect Appraisal Re-Inspection Fee. Final CD dated 1/XX/2020 reflects the addition of Appraisal Re-Inspection Fee at $175.00. This is an increase of $175.00 for charges that cannot increase 0% test. COC for the addition of Appraisal Re-Inspection Fee is missing from the loan documents."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership counselling disclosure is missing from the loan documents."
* MI, FHA or MIC missing and required (Lvl 3)     "Final Closing Disclosure reflects monthly MIP as $54.40. However, Mortgage insurance Certificate is missing from loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement is missing from the loan documents."
																																																																																							* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "Affiliated business disclosure is missing from the loan documents."			Moderate	Pass	Pass	No Result	Pass	No Result	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
93266529	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,210.04	08/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$756.08	3.125%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	773	786	45.410%	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2021 shows that the subject mortgage was originated on xx/XX/2021 and was recorded on xx/XX/2021 in the amount of xx, with MERS as nominee for xx., recorded with the Instrument# xx. No chain of assignments found. Unable to determine last assignee. No active liens and judgments have been found against borrower and property. xx of 2021 have been paid on xx/XX/2020 total in the amount of $1210.04.	According to the payment history as of xx/XX/2021, the borrower is performing. The last payment was received on 8/XX/202 for the due date of xx/XX/2021 and the next due date for payment is xx/XX/2021.The P&I is in the amount of $756.08 and PITI is in the amount of $939.32. The UPB reflected as per the payment history is in the amount of $xx.	xx:According to the payment history as of xx/XX/2021, the borrower is performing. The last payment was received on 8/XX/202 for the due date of xx/XX/2021 and the next due date for payment is xx/XX/2021.The P&I is in the amount of $756.08 and PITI is in the amount of $939.32. The UPB reflected as per the payment history is in the amount of $xx. xx:xx:xx	Not Applicable	Missing Initial Closing Disclosure Missing Initial LE Missing or error on the Rate Lock Notice of Servicing Transfer	Field: Original Appraisal Date Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx |---| -xx (Days) |----| Comment: No Appraisal required. Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: -x.xxx% Variance %: -x.xxxxx% Comment: No Appraisal required. Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "Subject approved as OO but tape states repurchase due to PIW issue on NOO property. Further details not provided. Elevated for client review."
* Qualified Mortgage DTI exceeds 43% (Lvl 4) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.410%, the Borrower income was $2,139.00 and total expenses are in the amount of $971.32 and the loan was underwrittenbyAUS/DU(Locator#xx) and its recommendation is “Approve/Ineligible” with a DTI of 44%"	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "ComplianceEase TRID tolerance test is incomplete due to Initial LE and Initial CD are missing from Loan document."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape reflects Lost the PIW from agency at the clear to close and U/W missed this. We tried to get exception from agency but because the property is not a primary residence they will not xx exception. Appraisal was completed value came in lower than is over 80% on a cashout refinance."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial CD is missing from loan document."
* Missing Initial LE (Lvl 3)     "Initial LE is missing from loan document."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate Lock Agreement is missing from Loan Document."
																																																																																							* Notice of Servicing Transfer missing or unexecuted (Lvl 3) "Notice of Servicing Transfer is missing from Loan Document."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
86890143	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,852.24	09/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,977.32	3.000%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	700	Not Applicable	47.097%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of updated title report dated xx/XX/2021, subject mortgage was originated on xx/XX/2020 with the lender “xx" in the amount of $xx which is recorded on xx/XX/2020.
The chain of assignment is complete as the current assignment is with “xx”.
Property taxes are given in the amount $0.00.
No active judgments or liens have been found.	According to the payment history as of dated xx/XX/2021, the borrower is performing with the loan. The next due date is xx/XX/2021 and the last payment was received on xx/XX/2021 in the amount of $1,977.32 with the interest rate of 3.000% and P&I of $1,977.32, which was applied for the due date of xx/XX/2021. The UPB reflected in the payment history is $xx.	xx:The loan is Performing.
According to the payment history as of dated xx/XX/2021, the borrower is performing with the loan. The next due date is xx/XX/2021 and the last payment was received on xx/XX/2021 in the amount of $1,977.32 with the interest rate of 3.000% and P&I of $1,977.32, which was applied for the due date of xx/XX/2021. The UPB reflected in the payment history is $xx.
Reason for default is unable to determine. xx and foreclosure action has been found in the loan file.
No damage or repairs has been found on the subject property. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock Origination Appraisal	Field: Age of Loan Loan Value: xx Tape Value: xx |---| -x |----| -xx.xxxxx% Comment: N/A. Tape Source: Initial Tape Type:	3: Curable	* Missing Appraisal (Lvl 3) "An Appraisal report at origination is missing from the loan file."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement is missing from loan documents."
* Settlement date is different from note date (Lvl 3) "Final CD reflects closing date as 03/XX/2020. Notary's signature date on the Mortgage/Deed of Trust is 03/XX/2020. Note date is 03/XX/2020."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at DTI 47.10%. Tape shows there are undisclosed income issues. Unable to rely on docs in file and unable to calc ATR."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 47.097%, the Borrower income was $7,793.15 and total expenses are in the amount of $3,670.36 and the loan was underwritten by LP (Locator# xx) and its recommendation is “Accept” with a DTI of 47%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
93432580	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,777.32	08/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,291.74	3.250%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	699	672	38.436%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2020 and was recorded on xx/XX/2020, in the amount of $xx, with MERS as nominee for xx .

The chain of assignment has been completed; currently, the assignment is with the MERS as nominee for xx

No active judgments or liens have been found against the borrower.
1st and 2nd installments county taxes of 2020/2021 have been paid on xx/XX/2020 and xx/XX/2021 in the combined amount of $3,777.32.	According to the payment history as of xx/XX/2021, the borrower is performing with the loan. The last payment was received on xx/XX/2021 which was applied for the due date of xx/XX/2021 and the next due date for payment is xx/XX/2021. The P&I is in the amount of $1,291.74 and PITI is in the amount of $1,687.95. The UPB reflected as per the payment history is in the amount of $xx.	xx:As per the comment history, the borrower is performing with the loan.
According to the payment history as of xx/XX/2021, the borrower is performing with the loan. The last payment was received on xx/XX/2021 which was applied for the due date of xx/XX/2021 and the next due date for payment is xx/XX/2021. The P&I is in the amount of $1,291.74 and PITI is in the amount of $1,687.95. The UPB reflected as per the payment history is in the amount of $xx.
The reason for default is unable to be determined from the latest servicing comments.
No comment has been found stating that borrower’s income is impacted due to Covid-19.
No evidence has been found regarding damage or repairs in the latest servicing comments.
Borrower employment details are not available. xx:xx:xx	Not Applicable	Credit Application HUD-1 Closing Statement Missing or error on the Rate Lock Right of Rescission	Field: Age of Loan Loan Value: xx Tape Value: xx |---| -x |----| -xx.xxxxx% Comment: Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per the Note, the borrower last name is xx.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: As per thh AUS DTI is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Change in Rate/Term Tape Value: No Cash-Out Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Application Missing (Lvl 3) "Final Application (1003) is missing from the loan documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final Closing disclosure is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate Lock agreement is missing from the loan documents."
																																																																																							* Right of Rescission missing or unexecuted (Lvl 3) "ROR is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approve at 42.76%. Tape shows there are undisclosed income issues. Unable to rely on docs in file and unable to calc ATR."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
59345561	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	08/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$742.57	4.250%	360	xx	xx	VA	Fixed	Refinance	xx	xx	Streamline Refinance	Yes	xx	xx	25.000%	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	510	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the pro-title dated xx/XX/2021, the subject mortgage was originated on xx/XX/2020 with the lender MERS as nominee for xx
The chain of assignment has been completed. Currently, the mortgage is with MERS as nominee for xx which is recorded on xx/XX/2020.
No active liens and judgments have been found.
The taxes information is not mentioned.	According to the payment history as of xx/XX/2021, the borrower is delinquent for 30+days and the next due date for payment is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $1,318.21 which was applied for xx/XX/2021. The P&I is in the amount of $742.57 and PITI is in the amount of $1,318.21. The UPB reflected as per the payment history is in the amount of $xx	xx:The present status of the loan is in collections and the next due date for payment is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $1,318.21 which was applied for xx/XX/2021. No evidence of post-closing foreclosure and bankruptcy have been found. The RFD is unable to be determined.
The collection comments are missing. Therefore COVID review has not been performed. The comments are missing from xx/XX/2020 to xx/XX/2021. The borrower xx has been working at xx ., as a xx for 5 years 3 months. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: xx Tape Value: xx |---| -x |----| -xx.xxxxx% Comment: Age of loan is xx. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xxx.xxx%   Tape Value: xxx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx.xxx%   Tape Value: xxx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx Variance: -xx (Days) Variance %: Comment: As per the note, the stated maturity is x/XX/xxxx. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "The loan failed Charges that Cannot Increase Test due to fee addition in the final CD dated 1/XX/2020. Initial LE dated 1/XX/2020 did not reflect Points - Loan Discount Fee at $754.74 which was added in the final CD. Initial LE reflected Loan Origination Fee at $1434.00 which was increased in the final CD to $1447.51. This is fee increase of $768.25 in the final CD. Valid COC is missing."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "This loan failed the initial closing disclosure delivery date test due to the initial closing disclosure receipt date (1/XX/2020) is provided and the initial closing disclosure receipt date is less than three business days before the consummation date (1/XX/2020)."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "The loan failed Charges that Cannot Increase Test due to fee addition in the final CD dated 1/XX/2020. Initial LE dated 1/XX/2020 did not reflect Points - Loan Discount Fee at $754.74 which was added in the final CD. Initial LE reflected Loan Origination Fee at $1434.00 which was increased in the final CD to $1447.51. This is fee increase of $768.25 in the final CD. Valid COC is missing."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "A copy of rate lock agreement is missing from the loan file."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
8106669	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,246.63	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$898.34	2.875%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	648	Not Applicable	51.178%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated xx/XX/2021 the subject mortgage was originated on xx/XX/2021 with xx. on xx/XX/2021.
No active judgments or liens have been found.
County annual tax of 2020 has been paid on xx/XX/2020 in the amount of $1246.63.	Latest payment history is missing from the loan file.	xx:Latest comment history is missing from the loan file. xx:xx:xx	Not Applicable	Mortgage Insurance	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: x.xxx% Variance %: x.xxxxx% Comment: "Collateral Value used for Underwriting: $xx Loan Amount: $xx CLTV = xx.xxx%. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "This loan failed the reimbursement amount validation test.
The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

This loan failed the closing or reimbursement date validation test.
The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Charges That In Total Cannot Increase More Than 10% Test:   Charges $2,869.00  Threshold $2,699.40  Over by +$169.60"
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape reflects "did not meet FHA bankruptcy seasoning requirements before the case number was pulled""
																																																																																							* MI, FHA or MIC missing and required (Lvl 3) "This is FHA loan and Mortgage Insurance document is missing from the loan files."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 51.178%, the Borrower income was $3,464.00 and total expenses are in the amount of $1,772.82 and the loan was underwritten by AUS/DU (Locator# xx) and its recommendation is “Approve/Eligible” with a DTI of 51.18%"		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
61903389	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,611.18	07/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,009.94	3.125%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	740	779	44.938%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2021 shows that the subject mortgage was originated on xx/XX/2020 with the lender MERS as nominee for xx which was recorded on xx/XX/2020.
The chain of the assignment has not been found.
No active judgments or liens have been found.
Taxes of 2020 have been paid in the amount of $4,611.18.	According to the payment history as of xx/XX/2021, the borrower is current with the loan and the last payment was received on xx/XX/2021 which was applied for xx/XX/2021 and the next due date for the payment is xx/XX/2021. The P&I is in the amount of $2,009.94 and PITI is in the amount of $2,643.72. The UPB reflected is in the amount of $xx.	xx:According to the payment history as of xx/XX/2021, the borrower is current with the loan and the last payment was received on xx/XX/2021 which was applied for xx/XX/2021 and the next due date for the payment is xx/XX/2021. The P&I is in the amount of $2,009.94 and PITI is in the amount of $2,643.72. The UPB reflected is in the amount of $xx.
Collection comment is missing from the loan file. xx:xx:xx	Not Applicable	Hazard Insurance Missing or error on the Rate Lock	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Purpose of Transaction per HUD-x Loan Value: Refinance Tape Value: Cash Out Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan files."
* Missing proof of hazard insurance (Lvl 3) "Hazard Insurance document is missing from the loan files."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at DTI of 44.94%. Per tape, BWR was not employed at closing. Unable to rely on docs in file and unable to calc ATR."
																																																																																								* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.93%, the Borrower and Co-Borrower income was $xx and total expenses are in the amount of $5,108.84 and the loan was underwritten by AUS/DU (Locator#xx) and its recommendation is “Approve/Eligible” with a DTI of 44.94%"		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
66944385	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,103.96	08/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$520.86	2.990%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	710	665	34.682%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2021 with the lender MERS as nominee for xx in the amount of $xx which was recorded on xx/XX/2021 with instrument#xx.

There is no chain of assignment as the subject mortgage is with the original lender.

No active judgments or liens have been found against the borrower/subject property.

Combined annual installment taxes of 2020 have been paid in the amount of $3,103.96 on xx/XX/2020. No prior year’s delinquent taxes have been found.	According to the review of the payment history as of xx/XX/2021, the borrower is current with the loan and the next due date for the regular payment is xx/XX/2021. The last payment was received on xx/XX/2021 in the total amount of PITI is $880.81 which includes P&I of $520.86, which was applied for the due date of xx/XX/2021. The current UPB reflected is in the amount of $xx.	xx:As per the review of collection comments, the current status of the loan is performing. According to the review of the payment history as of xx/XX/2021, the borrower is current with the loan and the next due date for the regular payment is xx/XX/2021. The current UPB reflected is in the amount of $xx. No comments have been found regarding the borrower’s income impacted due to covid-19 pandemic. No comments have been found regarding the subject property condition. xx:xx:xx	Not Applicable	Appraisal (Incomplete)	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: NA. Tape Source: Initial Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: xx.xxx%   Variance %: xx.xxxxx%   Comment: The borrowers and co-borrowers total income is $x,xxx.xx after Subject loan the Proposed amount $xxx.xx and Total Non-housing Payments is $xxx.xx hence, the Calculated DTI Ratio isxx.xxx%.   Tape Source: Initial   Tape Type:
Field: Post-Close Housing Ratio per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: xx.xxx%   Variance %: xx.xxxxx%   Comment: Total subject property PITIA (P&I $xxx.xx + Hazard Insurance $xxx.xx + Property Taxes $xxx.xx equals $xxx.xx verified monthly income equals $x,xxx.xx Housing Ratio equals xx.x.xx%.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Cash Out - Other   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment: Purpose of refinance per application is Cash Out - other.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-x Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: Purpose of Transaction per HUD-x is Cash Out. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Loan closed without Appraisal. However, there is an executed copy of "Texas Fair Market Value disclosure" in the loan file (Locatorxx."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "This loan failed the TRID disclosure dates and personal delivery validation test. This loan contains a  Revised Closing Disclosure Receipt Date (05/XX/2021) that is after the Revised Closing Disclosure Delivery Date (05/XX/2021). However, the method of delivery is marked as "Personal.""
																																																																																							* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "CE Risk indicator is "Moderate" since this loan failed the TRID disclosure dates and personal delivery validation test. This loan contains a Revised Closing Disclosure Receipt Date (05/XX/2021) that is after the Revised Closing Disclosure Delivery Date (05/XX/2021). However, the method of delivery is marked as "Personal.""			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
80873769	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,057.94	09/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$592.87	3.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	733	Not Applicable	47.683%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the Updated title report dated xx/XX/2021 reflects that the subject mortgage was originated on xx/XX/2020 with the lender MERS as nominee For xx in the amount of $xx, which was recorded on xx/XX/2020 Instrument# xx.
The chain of the assignment has been completed.
No active liens and judgments have been found against the borrower and the property.
County 1st half taxes for the year of 2021 have been paid on xx/XX/2021 in the amount of $1057.94.
County 2nd half taxes for the year of 2021 are due on xx/XX/2021 in the amount of $1057.94.
No prior year’s delinquent taxes have been found.	According to a review of the payment history as of xx/XX/2021, the borrower is currently performing with the loan and the next due date for the regular payment is xx/XX/2021. The last payment was received on xx/XX/2021 total in the amount of PITI $845.65 which includes P&I $592.87 with the rate of interest 3.625%, which was applied for the due date of xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.	xx:According to the review of the servicing comments, the Status of loan is currently performing. As per the payment history as of xx/XX/2021, the borrower is currently performing with the loan and the next due date for the regular payment is xx/XX/2021. The last payment was received on xx/XX/2021 total in the amount of PITI $845.65 which includes P&I $592.87 with the rate of interest 3.625%, which was applied for the due date of xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.
No comment has been found regarding reason for default. xx has been working at xx as xx for 5 years.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No damage pertaining to the subject property has been found. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: NA Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan Fails Qualified Mortgage Lending Points and Fees test due to Fees charged $4,026.10 Fees threshold $3,862.66 Over By +$163.44

The below fees were included in the test:
Mortgage Broker Fee (Indirect) $3,575.00 paid by Lender
Points - Loan Discount Fee paid by Borrower: $451.10"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan fails Qualified Mortgage Points and Fees test due to Fees charged $4,026.10 Fees threshold $3,862.66 Over By +$163.44

The below fees were included in the test:
Mortgage Broker Fee (Indirect) $3,575.00 paid by Lender
Points - Loan Discount Fee paid by Borrower: $451.10"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation in Charges that Cannot Increase test due to increase of fee in Final CD dated 7/XX/2020. Initial LE dated 6/XX/2020 reflect Transfer Taxes at $312.00. However, Final CD dated 7/XX/2020 reflect Transfer Taxes at $864.00 This is a fee increase of $552.00 for 0% tolerance fee test. Valid COC for the increase in Transfer taxes is missing from the loan documents."
* LE/CD Issue date test Fail (Lvl 3)     "Loan fails Compliance Ease delivery and timing test for Closing Disclosure dated 7/XX/2020. Document tracker is missing and 3 business days were added to get receipt date 7/XX/2020 which is at the time of Closing date 7/XX/2020."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan document."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 47.14%. Tape shows Income miscalculation pushes DTI to over 57.67%. Unable to rely on docs in file and unable to calc ATR."
* ComplianceEase TILA Test Failed (Lvl 2)     "Finance charge disclosed on Final CD as $xx. Calculated Finance Charge $xx for an under disclosed amount of $302.36 Reason for Finance Charge under disclosure is unknown as the Fee Itemization and the Compliance Findings are missing. Subject loan is a purchase, originated on xx/2020 and the SOL is 1 year."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 47.683%, the Borrower income was $2,709.63 and total expenses are in the amount of $1,292.04 and the loan was underwritten by DU (Locator# xx) and its recommendation is “Approve/Eligible” with a DTI of 47.14%."		Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
97221702	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,530.67	09/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,424.02	2.375%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	745	Not Applicable	33.979%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Updated title report dated xx/XX/2021 shows that borrower, xx and xx are the current owner of the subject property. Subject mortgage originated on xx/XX/2021 with lender, xx in the amount of $xx.0 has been active on the title at first lien position.
No assignment of mortgage was found.
No active judgments or liens have been found.
Property taxes of 2021 are paid on xx/XX/2021 in the amount of $7530.67.	xx as of xx/XX/2021 shows that loan is performing and borrower is due for xx/XX/2021 payment. The last payment was made on xx/XX/2021 in the amount of $2,276.34 which was applied for the due date xx/XX/2021. Current UPB is $xx and interest rate is 2.375%.	xx:Current status of the loan is performing and borrower is due for xx/XX/2021 payment. As per payment history xx/XX/2021,the last payment was made on xx/XX/2021 in the amount of $2,276.34 which was applied for the due date xx/XX/2021. Current UPB is $xx and interest rate is 2.375%. Current UPB is $xx and interest rate is 3.750%.
No records of bankruptcy filed by the borrower were found.
No foreclosure evidence was found.
No evidence damage or repair was found. xx:xx:xx	Not Applicable	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Post-Close Housing Ratio per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Cash Out - Other   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Total Balance of Junior Lien(s) Loan Value: Not Applicable Tape Value: $xxxxx.xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Missing COC for Lender Credits Decrease on CD dated 02/XX/2021. CD dated 01/XX/2021 reflects a Lender Credits of $87.19, however, CD dated 02/XX/2021 reflects a Lender Credits of $54.01."
																																																																																							* Intent to Proceed Missing (Lvl 3) "The Borrower's Intent to proceed is missing in loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 33.98%. Tape shows BWR was employed by family member or interested party. Incorrect income calculation may push DTI to 304.79%. Unable to rely on docs in file and unable to calc ATR."		Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
56174333	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,003.38	09/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,460.97	2.750%	180	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	700	Not Applicable	38.295%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2020 with lender MERS as nominee for xx and recorded on xx/XX/2020 for the amount of $xx.
The chain of assignment has not been completed. No latest assignment has been found. There are no active liens and judgments found against the borrower.
Annual county taxes for the year 2020 have been paid in the amount of $6253.52. No prior tax delinquency has been found.	According to the payment history as of dated xx/XX/2021, the borrower is regular with the payment and the next due date is xx/XX/2021. The last payment was received on xx/XX/2021 for the amount of $4207.21xx. The monthly P&I is in the amount of $3460.97 with an interest rate of 2.750%. The current UPB is reflected in PH for the amount of $xx.	xx:The current status of the loan is performing. According to the payment history as of dated xx/XX/2021, the borrower is regular with the payment and the next due date is xx/XX/2021. The last payment was received on xx/XX/2021 for the amount of $4207.21xx. The monthly P&I is in the amount of $3460.97 with an interest rate of 2.750%. The current UPB is reflected in PH for the amount of $xx. No comments have been found regarding the foreclosure and bankruptcy. The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. Also, no comments have been found regarding the income impacted due to Covid-19. xx:xx:xx	Not Applicable	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: NA Tape Source: Initial Tape Type:
																																																																																				Field: Purpose of Refinance Per Application Loan Value: No Cash-Out Tape Value: Change in Rate/Term Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	3: Curable		* Intent to Proceed Missing (Lvl 3) "The Borrower's Intent to proceed is missing in loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject was approved at 40%. Income misrep as BWR is SE 1099 and not W2 per 1003. Income docs not in file. Unable to rely on documents in file and unable to calculate ATR."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
92605622	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$541.25	09/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,763.36	2.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	757	Not Applicable	37.117%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the pro-title dated xx/XX/2021 reflects that the subject mortgage was originated on xx/XX/2020 with the lender MERS as nominee for xx which was recorded on xx/XX/2020.

No chain of assignment has been found.

No active liens and judgment have been found.

2nd installment Village tax of 2021 has been due on $541.25 on xx/XX/2021.	According to the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment received on xx/XX/2021, the payment applied date was xx/XX/2021 and the next due date for payment is xx/XX/2021. The P&I is in the amount of $2763.36 and PITI is in the amount of $4419.77. The UPB reflected as per the payment history is in the amount of $xx.	xx:The loan is performing. According to the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment received on xx/XX/2021, the payment applied date was xx/XX/2021 and the next due date for payment is xx/XX/2021. The P&I is in the amount of $2763.36 and PITI is in the amount of $4419.77. The UPB reflected as per the payment history is in the amount of $xx.

																																																																																	The reason for default is unable to be determined. The subject property is occupied by the owner. No comments have been found for damage or repairs. xx:xx:xx	Not Applicable	Missing Dicsloures	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: MI is not required. Tape Source: Initial Tape Type:	3: Curable		* Missing Required Disclosures (Lvl 3) "Your Home loan Toolkit / Acknowledgment / Disclosure Tracking is missing in the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 37.12%. Tape shows BWR was not employed at closing. Unable to rely on docs in file and unable to calc ATR."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
85580137	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,667.58	09/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$992.27	3.250%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	796	Not Applicable	41.919%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2021 shows that the subject mortgage was originated on xx/XX/2020 and it was recorded on xx/XX/2020 in the amount of $xx in favor of ‘‘xx” with Instr#xx.

The chain of assignment is complete.

No active judgments or liens have been found.

No delinquent taxes have been found for the prior year.	The payment history dated as of xx/XX/2021 reveals that the borrower is current with the loan. The next due date is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $992.27 with the interest rate 3.250 % and it was applied for the due date xx/XX/2021. The current unpaid principal balance is in the amount of $xx.	xx:Loan is in performing status.

The payment history dated as of xx/XX/2021 reveals that the borrower is current with the loan. The next due date is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $992.27 with the interest rate 3.250 % and it was applied for the due date xx/XX/2021. The current unpaid principal balance is in the amount of $xx.

No foreclosure & bankruptcy record has been found.

According to the collection comments, no damage or repairs have been found. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: N.A Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Missing COC for Lender Credits Decrease on CD dated 03/XX/2020. LE dated 02/XX/2020 reflects a Lender Credits of $517.00, however, CD dated 3/XX/2020 reflects a Lender Credits of $495.00."
* Intent to Proceed Missing  (Lvl 3)     "The Borrower's Intent to proceed is missing in loan file."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Missing a Rate Lock Agreement signed by Borrower(s) or memorialized comment by the Loan Officer."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 42%. Tape shows BWR was not employed at closing. Unable to rely on docs in file and unable to calc ATR."		Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
6639868	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$9,807.75	09/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,365.76	2.750%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	714	714	135.279%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2021 shows that the subject mortgage was originated on xx/XX/2020 with the lender MERS as nominee for xx which was recorded on xx/XX/2020.
The chain of the assignment has not been found.
There is a senior mortgage in the favor of xx in the amount of $xx which was recorded on xx/XX/2019.
There is a state tax lien in the favor of xx District which was recorded on xx/XX/2021. However, the amount is unavailable.
Taxes of 2020 have been paid in the amount of $9,807.75	According to the payment history as of xx/XX/2021, the borrower is current with the loan and the last payment was received on xx/XX/2021 which was applied for xx/XX/2021 and the next due date for the payment is xx/XX/2021. The P&I is in the amount of $2,365.76 and PITI is in the amount of $3,259.00. The UPB reflected is in the amount of $xx.	xx:As per the review of the servicing comments, currently, the loan is in performing and the borrower is current with the loan and the last payment was received on xx/XX/2021 which was applied for xx/XX/2021 and the next due date for the payment is xx/XX/2021. The P&I is in the amount of $2,365.76 and PITI is in the amount of $3,259.00. The UPB reflected is in the amount of $xx.
The reason for default is unable to be determined.
No comments have been found regarding bankruptcy in the latest servicing comments.
No comments have been found regarding foreclosure in the latest servicing comments.
The subject property has been occupied by the owner. Recent servicing comments do not reflect any damage pertaining to the subject property. xx:xx:xx	Not Applicable	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Loan Documentation Type   Loan Value: Alternative   Tape Value: Full Documentation   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xxx.xxx%   Tape Value: xx.xxx%   Variance: xx.xxx%   Variance %: xx.xxxxx%   Comment: xxx.xxx%.   Tape Source: Initial   Tape Type:
Field: Post-Close Housing Ratio per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Total Original T&I for Debt Ratios: (Real Estate Taxes $xxx.xx + Hazard Insurance $xx.xx + Flood Insurance $xx + MI $xx + HOA Dues $xx ) equals $x,xxx.xx and All Other Monthly payments are $x,xxx.xx. The Borrowers Total Monthly income Verified as $x,xxx.xx. Hence, Post-Close Housing Ratio per xxxx is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Lower rate or term Tape Value: Change in Rate/Term Variance: Variance %: Comment: Final xxxx application reflects purpose of refinance as Cash Out Limited. Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "Subject approved as xx but per tape may be xx. Unable to rely on the provided documents in the loan file."
* Qualified Mortgage DTI exceeds 43% (Lvl 4) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 135.332% as the Borrower’s income is $8,913.00 and total expenses are in the amount of $xx and the loan was underwritten by AUS/LP (Locator#xx) & its recommendation is “Accept/Eligible” and DTI is showing in it as 48%."	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the TRID disclosure dates and personal delivery validation test. This loan contains a Revised Closing Disclosure Receipt Date (10/XX/2020) that is after the Revised Closing Disclosure Delivery Date (10/XX/2020). However, the method of delivery is marked as "Personal.""
																																																																																							* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "CE Risk indicator is "Moderate" since this loan failed the TRID disclosure dates and personal delivery validation test. This loan contains a Revised Closing Disclosure Receipt Date (10/XX/2020) that is after the Revised Closing Disclosure Delivery Date (10/XX/2020). However, the method of delivery is marked as "Personal.""	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The provided Seller’s tape is showing that there was an undisclosed debt at the time of closing DTI to 135.28%. Unable to rely on the provided documents in the loan file."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
37357539	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$43,783.30	09/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,515.12	3.625%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Commercial Prop	xx	xx	Investor	Yes	Yes	Yes	739	729	44.278%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the Updated title report dated xx/XX/2021 reflects that the subject mortgage was originated on xx/XX/2020 with the lender MERS as nominee for xx in the amount of $xx, which was recorded on xx/XX/2020 Instrumentxx.
The chain of the assignment has been completed.
No active liens and judgments have been found against the borrower and the property.
Combined 1st half taxes for the year of 2021 have been paid on xx/XX/2021 in the amount of $4378.31.
Combined 2nd half taxes for the year of 2021 are due on xx/XX/2022 in the amount of $4378.30.
No prior year’s delinquent taxes have been found.	According to a review of the payment history as of xx/XX/2021, the borrower is currently performing with the loan and the next due date for the regular payment is xx/XX/2021. The last payment was received on xx/XX/2021 total in the amount of PITI $3,843.62 which includes P&I $2,512.12 with the rate of interest 3.625%, which was applied for the due date of xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.	xx:According to the review of the servicing comments, the Status of loan is currently performing. As per the payment history as of xx/XX/2021, the borrower is currently performing with the loan and the next due date for the regular payment is xx/XX/2021. The last payment was received on xx/XX/2021 total in the amount of PITI $3,843.62 which includes P&I $2,512.12 with the rate of interest 3.625%, which was applied for the due date of xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.
No comments have been found regarding reason for default.
The borrower xx has been working at Brightedge as xx of Implementation for 10 years.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No damage pertaining to the subject property has been found. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Limited Cash Out (GSE definition)   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment: As per the Original application the purpose of refinance is cash out limited.   Tape Source: Initial   Tape Type:
																																																																																				Field: Subject Property Type Loan Value: Commercial Prop Tape Value: Low Rise Condo (x-x Stories) Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Commercial Prop (Lvl 4) "Subject approved as residential investment property but tape shows subject is a condotel unit in a HI resort and available for hotel rental pool. Without a lease, treating as commercial property. Elevated for client review."	* Missing or error on the Rate Lock Document (Lvl 3) "Missing a Rate Lock Agreement signed by the Borrower(a). State required."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
94750033	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,186.49	09/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,435.29	3.990%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	797	Not Applicable	27.815%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the Updated title report dated xx/XX/2021 reflects that the subject mortgage was originated on xx/XX/2021 with the lender MERS as nominee for xx in the amount of $xx, which was recorded on xx/XX/2021 Instrument#xx.
The chain of the assignment has been completed.
No active liens and judgments have been found against the borrower and the property. xx taxes for the year of 2021 were due on xx/XX/2021 in the amount of $3186.49. xx charges for the year of 2021 have been paid on xx/XX/2021 in the amount of $501.48.
No prior year’s delinquent taxes have been found.	According to a review of the payment history as of xx/XX/2021, the borrower is currently performing with the loan and the next due date for the regular payment is xx/XX/2021. The last payment was received on xx/XX/2021 total in the amount of PITI $1,780.10 which includes P&I $1,435.29 with the rate of interest 3.990%, which was applied for the due date of xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.	xx:According to the review of the servicing comments, the Status of loan is currently performing. As per the payment history as of xx/XX/2021, the borrower is currently performing with the loan and the next due date for the regular payment is xx/XX/2021. The last payment was received on xx/XX/2021 total in the amount of PITI $1,780.10 which includes P&I $1,435.29 with the rate of interest 3.990%, which was applied for the due date of xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.
No comment has been found regarding reason for default.
The borrower xx has been working at xx as Owner for 5 years.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No damage pertaining to the subject property has been found. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: NA. Tape Source: Initial Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: xx.xxx%   Variance %: xx.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Post-Close Housing Ratio per xxxx Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: xx.xxx% Variance %: xx.xxxxx% Comment: Tape Source: Initial Tape Type:	3: Curable	* Intent to Proceed Missing (Lvl 3) "The Borrower's Intent to proceed is missing in loan file."
* Loan does not conform to program guidelines (Lvl 3)     "Subject NOO approve at 43%.  Income miscalculation may push DTI to 441%."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Missing a Rate Lock Agreement signed by Borrower(s) or memorialized comment by the Loan Officer."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject NOO approve at 43%. Income miscalculation may push DTI to 441%."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
39579613	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$140.79	08/XX/2021	Not Applicable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$674.38	11.610%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	$67,525.37	Not Applicable	4.900%	$321.15	03/XX/2021	Financial Hardship	As per the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2006 and was recorded on xx/XX/2006, in the amount of $xx, with xx., with Book/Page#xx/xx.

The chain of assignment has been completed; currently, the assignment is with xx, , Not in its xx but Solely in its Capacity as xx for xx 2012-1.

There is a senior mortgage against the subject property in the favor of xx, which was originated on xx/XX/1999 and was recorded on xx/XX/1999 in the amount of $xx.

There is a state tax lien against the borrower in the favor of State of xx , which was recorded on xx/XX/2011 in the amount of $422.00.

Annual county taxes of 2020 have been paid on xx/XX/2021 in the amount of $140.79.	According to the payment history as of xx/XX/2021, the borrower is performing with the loan. The last payment was received on xx/XX/2021 which was applied for the due date of xx/XX/2021 and the next due date for payment is xx/XX/2021. The P&I is in the amount of $321.15 and PITI is in the amount of $446.11. The UPB reflected as per the payment history is in the amount of $xx.	xx:As per the comment history, the borrower is performing with the loan.
According to the payment history as of xx/XX/2021, the borrower is performing with the loan. The last payment was received on xx/XX/2021 which was applied for the due date of xx/XX/2021 and the next due date for payment is xx/XX/2021. The P&I is in the amount of $321.15 and PITI is in the amount of $446.11. The UPB reflected as per the payment history is in the amount of $xx.
As per the comments dated xx/XX/2020, the reason for default is curtailment of income.
No foreclosure activity found in the latest servicing comments.
No bankruptcy found in the latest servicing comments.
As per the comments dated xx/XX/2020, the subject property had damaged due to storm. The date of loss and the estimated amount of damage is unable to be determined. The contractor suggested to the borrower for tear down the house and rebuild, but they need servicer’s permission. No further details have been found regarding repairs and insurance claim. Hence, unable to determine the subject property has been repaired or not. xx:As per the comment history, the foreclosure was initiated in 2019. The file was referred to an attorney on xx/XX/2019. However, the comments dated xx/XX/2021 reflects that, the foreclosure put on hold due to loss mitigation. No further details have been found. xx:xx	As per comment dated 3/XX/2021, shows New UPB in the amount of $xx and interest rate is 4.90% with P&I in the amount of $321.15.	Affiliated Business Disclosure Credit Application Credit Report Notice of Servicing Transfer	Field: Amortization Term Months (CE, S&P) Loan Value: xxx Tape Value: xxx |---| xxx |----| xxx.xxxxx% Comment: As per the Note, the amortization term months are xxx. Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The foreclosure put on hold due to loss mitigation. No further details have been found.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Unavailable   Tape Value: x/XX/xxxx   Variance:    Variance %:    Comment: As per comment dated x/XX/xxxx, shows New UPB in the amount of $xx and interest rate is x.xx% with P&I in the amount of $xxx.xx.   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xxxx (Days)   Variance %:    Comment: As per the Note, the first payment date is x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx.xxxxx%   Comment: As per the Note, the loan original maturity term months are xxx.   Tape Source: Initial   Tape Type:
Field: Mod Step x Date   Loan Value: Not Applicable   Tape Value: x/XX/xxxx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: Not Applicable   Tape Value: xxx.xxx%   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Mod Step x Date   Loan Value: Not Applicable   Tape Value: x/XX/xxxx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: Not Applicable   Tape Value: x.xxx%   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Mod Step x Date   Loan Value: Not Applicable   Tape Value: x/XX/xxxx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: Not Applicable   Tape Value: x.xxx%   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Mod Step x Date   Loan Value: Not Applicable   Tape Value: x/XX/xxxx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: Not Applicable   Tape Value: x.xxx%   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Mod Step x Date   Loan Value: Not Applicable   Tape Value: x/XX/xxxx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: Not Applicable   Tape Value: x.xxx%   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: As per appraisal report, original CLTV rate is xx.xxx%. However, the tape data reflects rate xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: As per appraisal report, original LTV rate is xx.xxx%. However, the tape data reflects rate xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $xxx.xx   Tape Value: $xxx.xx   Variance: $x.xx   Variance %: x.xxxxx%   Comment: As per note, original stated P&I is $xxx.xx. However, the tape data reflects P&I is $xxx.xx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: Unavailable Tape Value: x/XX/xxxx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Loan application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "TILA Finance Charge Test: FAIL
TILA Foreclosure Rescission Finance Charge Test: FAIL"
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: FAIL
Loan Data $xx Comparison Data $xx Variance -$199.58
This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) ) The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate because it is understated by more than $100.

TILA Foreclosure Rescission Finance Charge Test: FAIL
Loan Data $xx Comparison Data $xx Variance -$199.58
This loan failed the TILA foreclosure rescission finance charge test. ( 12 CFR §1026.23(h) , transferred from 12 CFR §226.23(h) ) The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate for purposes of rescission because it is understated by more than $35."
* Missing credit report (Lvl 2)     "Credit Report is missing from loan file"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
525986	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$572.64	09/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$598.16	12.430%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	02/XX/2021	$47,321.16	Not Applicable	4.999%	$348.05	02/XX/2021	Financial Hardship	The review of the updated title report dated xx/XX/2021 shows that the subject mortgage was originated on xx/XX/2006 and was recorded on xx/XX/2006 in the amount of $xx with lender is xx. with Instr xx.

The chain of assignment has been completed. The last assignment is with xx, xx NNPL xx 2012-1 xx liens and judgment has been found.

Annual county taxes of 2021 have been due in the amount of $572.64.
Annual county taxes of 2020 have been paid in the amount of $657.73.	As per the review of payment history as of xx/XX/2021, the borrower is current with the loan and the next due date for payment is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $348.05 which was applied for due date xx/XX/2021. The current P&I are in the amount of $348.05 and current PITI is in the amount of $528.00 with an interest rate of 4.999%. The current UPB reflected as per the payment history is in the amount of $xx.	xx:The loan is currently in performing. As per the review of payment history as of xx/XX/2021, the borrower is current with the loan and the next due date for payment is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $348.05 which was applied for due date xx/XX/2021. The current P&I are in the amount of $348.05 and current PITI is in the amount of $528.00 with an interest rate of 4.999%. The current UPB reflected as per the payment history is in the amount of $xx.

As per servicing comment dated xx/XX/2020 the reason for default is the borrower's income is impacted by covid-19. As per servicing comment the subject property has been occupied by the owner. The borrower's intention is to keep the property. No damage or repair has been found

The loan was modified on xx/XX/2021 between the borrower xx and the lender is xx in Fact for xx.The new modified principal balance as per modification is in the amount of xx with an interest rate of 4.999%and the borrower promises to pay P & I in the amount of $348.05 beginning from xx/XX/2021. The maturity date as per modification is xx/XX/2037. There is no any deferred balance. The interest-bearing amount is $xx. xx:xx:xx	The loan was modified on xx/2021 between the borrower xx and the lender is xx as Attorney in Fact for xx. The new modified principal balance as per modification is in the amount of $47321.16 with an interest rate of 4.999%and the borrower promises to pay P & I in the amount of $348.05 beginning from xx/2021. The maturity date as per modification is 10/XX/2037. There is no any deferred balance. The interest-bearing amount is $xx.

Affiliated Business Disclosure Credit Application Credit Report	Field: Amortization Term Months (CE, S&P) Loan Value: xxx Tape Value: xxx |---| -xxx |----| -xx.xxxxx% Comment: The amortization term months are xxx. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xxx (Days)   Variance %:    Comment: Document date of last modification is xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: The lender does not reuire the MI.   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xxxx (Days)   Variance %:    Comment: The Note reflects the first payment date is xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: The foreclosure is not initiated.   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: Unavailable   Tape Value: Full Documentation   Variance:    Variance %:    Comment: The application is missing from the loan file.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xxx   Tape Value: xxx   Variance: -xxx   Variance %: -xx.xxxxx%   Comment: Loan original maturity term months is xxx.   Tape Source: Initial   Tape Type:
Field: Mod Step x Date   Loan Value: Not Applicable   Tape Value: x/XX/xxxx   Variance:    Variance %:    Comment: The mod does not contain any steps.   Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: Not Applicable   Tape Value: xxx.xxx%   Variance:    Variance %:    Comment: The mod does not contain any steps.   Tape Source: Initial   Tape Type:
Field: Mod Step x Date   Loan Value: Not Applicable   Tape Value: x/XX/xxxx   Variance:    Variance %:    Comment: The mod does not contain any steps.   Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: Not Applicable   Tape Value: x.xxx%   Variance:    Variance %:    Comment: The mod does not contain any steps.   Tape Source: Initial   Tape Type:
Field: Mod Step x Date   Loan Value: Not Applicable   Tape Value: x/XX/xxxx   Variance:    Variance %:    Comment: The mod does not contain any steps.   Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: Not Applicable   Tape Value: x.xxx%   Variance:    Variance %:    Comment: The mod does not contain any steps.   Tape Source: Initial   Tape Type:
Field: Mod Step x Date   Loan Value: Not Applicable   Tape Value: x/XX/xxxx   Variance:    Variance %:    Comment: The mod does not contain any steps.   Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: Not Applicable   Tape Value: x.xxx%   Variance:    Variance %:    Comment: The mod does not contain any steps.   Tape Source: Initial   Tape Type:
Field: Mod Step x Date   Loan Value: Not Applicable   Tape Value: x/XX/xxxx   Variance:    Variance %:    Comment: The mod does not contain any steps.   Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: Not Applicable   Tape Value: x.xxx%   Variance:    Variance %:    Comment: The mod does not contain any steps.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: The mod does not contain any steps.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: The original CLTV Ratio Percent is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: The original standard LTV (OLTV) is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $xxx.xx   Tape Value: $xxx.xx   Variance: $x.xx   Variance %: x.xxxxx%   Comment: The Note reflects the original stated P&I is $xxx.xx.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Manufactured Housing Tape Value: Modular Housing Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The final Application is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit Report is missing from loan file"
* Missing Required Disclosures (Lvl 2)     "The subject property is located in xx The following state disclosures are missing in the loan file.

1. Waiver of Borrowers Rightsand Closing Attorney Affidavit (not required by law but provided as a matter of custom)
2. Disclosure of Additional Fees"
* Property is Manufactured Housing (Lvl 2)     "Home affixed. Final Appraisal Report and Updated Title Report description shows the type of subject property as a manufactured home. However, the Affidavit of Affixation is not available in the loan file. The ALTA 7 Endorsement is not attached with the final title policy. Also, the VIN# is not available in the legal description of the recorded mortgage. The VIN # shows in updated title report is xx."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
21517765	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,891.40	07/XX/2021	Not Applicable	No	Other	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,242.54	7.800%	360	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	41.123%	First	Short Form Policy	Not Applicable	Not Applicable	04/XX/2013	$167,606.29	Not Applicable	7.800%	$1,198.63	05/XX/2013	Financial Hardship	According to the updated title report dated xx/XX/2020, the subject mortgage was originated on xx/XX/2008 in the favor of xx with loan amount $xx and which was recorded on xx/XX/2008 with instrument# xx/ 0028.
The chain of mortgage assignment has been completed. Currently, the mortgage assignment is with xx.
There is civil judgment against the borrower in the favor of xx in the amount of $xx which was recorded on xx/XX/2012.
Annual town taxes for year 2020 have been paid off in the amount of $2856.57.	The payment history dated as of xx/XX/2021 reveals that the borrower has been delinquent from xx/XX/2021. The loan is in delinquency for 3 months. The last payment was received on xx/XX/2021 in the amount of $1579.16 and it was applied for the due date of xx/XX/2021. The current P&I is $1199.00 and interest rate is 7.80%. The current unpaid principal balance is in the amount of $xx.	xx:The payment history dated as of xx/XX/2021 reveals that the borrower has been delinquent from xx/XX/2021. The loan is in delinquency for 3 months. The last payment was received on xx/XX/2021 in the amount of $1579.16 and it was applied for the due date of xx/XX/2021. The current P&I is $1199.00 and interest rate is 7.80%. The current unpaid principal balance is in the amount of $xx.
As per comment dated xx/XX/2021, the RFD was curtailment of income and the comment reflect that the borrower was impacted by covid-19. No other evidence has been found.
As per comment dated xx/XX/2021, the foreclosure was referred to attorney on xx/XX/2021. As per comment dated xx/XX/2021, the user has re-projected the step complaint filed to xx/XX/2021. No other evidence has been found.
Bankruptcy was not filed. xx:As per comment dated xx/XX/2021, the foreclosure was referred to attorney on xx/XX/2021. As per comment dated xx/XX/2021, the user has re-projected the step complaint filed to xx/XX/2021. No other evidence has been found. xx:xx	The AOT was effective on xx/2013 with the new UPB is $xx. The rate of interest is 7.80% and P&I is $1198.63. The first modified payment due date was 5/XX/2013 and the maturity date will be 5/XX/2043.	Credit Report Origination Appraisal	Field: Amortization Term Months (CE, S&P) Loan Value: xxx Tape Value: xxx |---| -x |----| -x.xxxxx% Comment: Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $xxxx.xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xxxx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xxx   Tape Value: xxx   Variance: -x   Variance %: -x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $xxxx.xx   Tape Value: $x.xx   Variance: $xxxx.xx   Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Purpose of Refinance Per Application Loan Value: Debt consolidation Tape Value: Change in Rate/Term Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Missing Appraisal (Lvl 2) "Appraisal is missing from the loan file." * Missing credit report (Lvl 2) "Credit Report is missing from loan file"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
44155502	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other	$0.00	$6,396.72	08/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$776.47	5.550%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2021 shows that the subject mortgage was originated on xx/XX/2004 with the lender xx which was recorded on xx/XX/2004.
The chain of the assignment has been completed. The latest assignment is with xx Company which was recorded on xx/XX/2005.
No active judgments or liens have been found.
Taxes of 2020 have been paid in the amount of $6,396.72	According to the payment history as of xx/XX/2021, the borrower is current with the loan and the last payment was received on xx/XX/2021 which was applied for xx/XX/2021 and the next due date for the payment is xx/XX/2021. The P&I is in the amount of $776.47 and PITI is in the amount of $1,309.53. The UPB reflected is in the amount of $xx.	xx:As per the review of the servicing comments, currently, the loan is in performing and the borrower is current with the loan and the last payment was received on xx/XX/2021 which was applied for xx/XX/2021 and the next due date for the payment is xx/XX/2021. The P&I is in the amount of $776.47 and PITI is in the amount of $1,309.53. The UPB reflected is in the amount of $xx.
The reason for default is the unable to be determined.
No comments have been found regarding bankruptcy in the latest servicing comments.
No comments have been found regarding foreclosure in the latest servicing comments.
The subject property has been occupied by the owner. Recent servicing comments do not reflect any damage pertaining to the subject property. xx:xx:xx	Not Applicable	Affiliated Business Disclosure Credit Report Missing Required State Disclosures	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: N/A Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated P&I Loan Value: $xxx.xx Tape Value: $xxx.xx Variance: $x.xx Variance %: x.xxxxx% Comment: $xxx.xx. Tape Source: Initial Tape Type:	3: Curable	* Missing credit report (Lvl 3) "credit report is missing in loan file."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the late fees test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Late Fees Test: FAIL Loan Data 6.000% Comparison Data 5.000% Variance +1.000%.
This loan failed the late fees test.
The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Texas. The following disclosures are missing from the loan file.
TX Loan Agreement Notice
Commitment Requirement/Anti-Tying
TILA Disclosures in Spanish
Choice of Insurance Notice
Collateral Protection Insurance Disclosure
Non-Deposit Investment Product Disclosure Are there any promotional materials?
Insurance Solicitation/Post Commitment Requirement
Construction Loan Disclosure"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosures is missing from the loan file."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
82104857	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,838.24	09/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,069.62	3.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	641	Not Applicable	23.675%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Updated title report dated xx/XX/2021 shows that borrower, LaToshia Donald is currently on the title. Subject mortgage executed on xx/XX/2020 in the amount of $xx with lender, xx has been active on the title. No assignment of mortgage was found.
No active judgments or liens were found.
Property taxes of 2021 are due on xx/XX/2021 in the amount of $2838.24.	As per payment history as of xx/XX/2021, the loan is performing and borrower is due for xx/XX/2021 payment. The last payment was applied on xx/XX/2021 in the amount of $1,698.46.Current UPB is $xx and interest rate is 3.375%.	xx:Current status of the loan is performing. As per payment history as of xx/XX/2021,the borrower is due for xx/XX/2021 payment. The last payment was applied on xx/XX/2021 in the amount of $1,698.46.Current UPB is $xx and interest rate is 3.375%.
No evidence of damage or repair was found. No foreclosure action was found in the latest comments. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Is REO Active? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated P&I Loan Value: $xxxx.xx Tape Value: $xxxx.xx Variance: $-x.xx Variance %: -x.xxxxx% Comment: As per the Note document Original P&I is $xxxx.xx. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan fails charges that cannot increase test; Initial LE dated 09/XX/2020 does not reflects Wire Transfer Fee. However, final CD dated 11/XX/2020 reflects Wire Transfer Fee at $150.00. This is increase of $150.00. Total increased fee is paid by seller."
* Missing or error on the Rate Lock Document (Lvl 3) "Missing a Rate Lock Agreement signed by the Borrower."	* ComplianceEase Exceptions Test Failed (Lvl 2) "The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

This loan failed the closing or reimbursement date validation test.
The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing /
settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Loan fails Qualified Mortgage Safe Harbor Threshold test due to APR charges 4.5% threshold is 4.420%. Over by +0.080%.The loan is escrowed."
																																																																																								* Higher Price Mortgage Loan (Lvl 2) "Loan fails Higher-Priced Mortgage Loan Test due to APR charges 4.5% threshold is 4.420%. Over by +0.080%. Borrower signed HPML disclosure is missing from loan documents. The loan is escrowed."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
92615998	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,690.38	08/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$596.48	5.000%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	688	Not Applicable	26.014%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2019 and recorded on xx/XX/2020 with the lender MERS as nominee for xx.
According to the updated title report dated xx/XX/2021, the chain of assignment has not been completed. No assignments have been found.
There are 3 senior state tax liens against the borrower in the multiple favors for the total amount of $933.63 recorded on xx/XX/2017, xx/XX/2018 and xx/XX/2019.
There is credit card judgment against the borrower in the favor of xx. for the amount of $xx recorded on xx/XX/2021.
First and second installments of county taxes for the year of 2020 have been paid in the amount of $845.19 on xx/XX/2020 and $845.19 on xx/XX/2021.
No prior year delinquent taxes have been found.	According to latest payment history as of xx/XX/2021, the borrower is current with the loan and the next due date is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $925.28 which was applied for the due date xx/XX/2021. The unpaid principal balance is reflected in the amount of $xx. The current P&I is $596.48 and the interest rate is 5.000%.	xx:The loan is currently in the performing and the next due date is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $925.28 which was applied for the due date xx/XX/2021. The unpaid principal balance is reflected in the amount of $xx. The current P&I is $596.48 and the interest rate is 5.000%. The loan has not been modified. As per the comment dated xx/XX/2021, there is a need of copy of mod justifying the deferred mod interest. As per the comment dated xx/XX/2021, there is dispute in deferred balance. The foreclosure was not initiated. The borrower did not file bankruptcy. The subject property and the reason for default are unable to be determined. No comment pertaining damage to the subject property has been observed.
Currently, the borrower is working at xx’s xx and xx as xx from 36 months. xx:xx:xx	Not Applicable	Field: Deferred Balance Amount Loan Value: Not Applicable Tape Value: $xxxx.xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N.A   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. CLTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. LTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $xxx.xx   Tape Value: $xxx.xx   Variance: $x.xx   Variance %: x.xxxxx%   Comment: The Note reflects original stated P&I as $xxx.xx.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: As per Final xxxx application post close DTI as xx.xxx%   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx Variance: -xx (Days) Variance %: Comment: The Note reflects the Maturity Date as x/XX/xxxx. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan fails Qualified Mortgage Points and Fees test due to Fees charged $3,631.21 Fees threshold $3,252.37 Over By +$378.84.
The below fees were included in the test:
Mortgage Broker Fee (Indirect): $3,055.64 paid by Lender.
Points - Loan Discount Fee paid by Borrower: $575.57.

Loan Fails GSE (Fannie Mae public guidelines) QM Points and Fees test due to Fees charged $3,631.21 Fees threshold $3,252.37 Over By +$378.84.
The below fees were included in the test:
Mortgage Broker Fee (Indirect): $3,055.64 paid by Lender.
Points - Loan Discount Fee paid by Borrower: $575.57.

Loan Fails GSE (Freddie Mac public guidelines) QM Points and Fees test due to Fees charged $3,631.21 Fees threshold $3,252.37 Over By +$378.84.
The below fees were included in the test:
Mortgage Broker Fee (Indirect): $3,055.64 paid by Lender.
																																																																																							Points - Loan Discount Fee paid by Borrower: $575.57."			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
59397920	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$5,984.00	09/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,503.71	2.250%	360	xx	xx	VA	Fixed	Refinance	xx	xx	Streamline Refinance	Yes	xx	xx	25.000%	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	782	785	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Updated title report dated xx/XX/2021 shows that borrower, xx and xx are currently on the title. Subject mortgage executed on xx/XX/2020 in the amount of $xx with lender, xx has been active on the title. No assignment of mortgage was found.

There is a water/sewer lien filed by City of xx Clerk on xx/XX/2013 under Doc#2013-xx in the amount of $291.05. There is a notice of special tax lien imposed on the subject parcel by lender, xx District under xx District. These special taxes are imposed on the property every fiscal year for 20 year period commencing from 2020-21. As per the document, the taxes will be collected in the same manner as the property taxes.	As per payment history as of xx/XX/2021, the loan is performing and borrower is due for xx/XX/2021 payment. The last payment was applied on xx/XX/2021 in the amount of $3,184.83 for the due date xx/XX/2021. Current UPB is $xx and interest rate is 2.250%	xx:Current status of the loan is performing. As per payment history as of xx/XX/2021, borrower is due for xx/XX/2021 payment. The last payment was applied on xx/XX/2021 in the amount of $3,184.83 for the due date xx/XX/2021. Current UPB is $xx and interest rate is 2.250%
No evidence of damage or repair was found. No evidence of foreclosure action was found.
No loss mitigation assistance was provided. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Borrower #x First Name Loan Value: xx Tape Value: xx |---| |----| Comment: The Note dated xx/XX/xxxx and signed at closing, reflects the Borrower's First Name as xx. Tape Source: Initial Tape Type:
Field: Borrower #x Last Name   Loan Value: xx   Tape Value: BOWIE   Variance:    Variance %:    Comment: The Note dated xx/XX/xxxx and signed at closing, reflects the Borrower's Last Name as xx.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: Streamline Refinance   Tape Value: Full Documentation   Variance:    Variance %:    Comment: As per Tape data ,Loan Documentation type is Full Documentation.. However, Final Application documents reflects as Streamline Refinance   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Amount of Secondary Lien(s): $x. Loan Amount: $xx CLTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx LTV = xx.xxx%.   Tape Source: Initial   Tape Type:
																																																																																				Field: Original Stated P&I Loan Value: $xxxx.xx Tape Value: $xxxx.xx Variance: $-x.xx Variance %: -x.xxxxx% Comment: As per Tape data ,Original Stated P&I is $x,xxx.xx.However, Note documents reflects as $x,xxx.xx Tape Source: Initial Tape Type:	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "Rate Lock Agreement is missing from the loan file." * ROR Transaction date not consistent with Note and/or HUD (Lvl 3) "ROR is missing from file."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
61924045	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	Second	XX	$0.00	$5,548.30	06/XX/2021	Unavailable	No	Unavailable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$657.72	7.000%	360	xx	xx	FHA	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Yes	xx	xx	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	03/XX/2011	$108,531.02	Not Applicable	5.250%	$599.31	05/XX/2011	Financial Hardship	The review of the updated title report dated xx/XX/2021 shows that the subject mortgage was originated on xx/XX/1998 and it was recorded on xx/XX/1998 in the amount of $xx in favor of ‘‘xx.” with Instr | Book/xx.

The chain of assignment is complete.

There is one HOA lien active against the property in the amount of $844.13 held by “xx.” recorded on xx/XX/2017. The said HOA lien holder initiated foreclosure with the case# xx. The complaint was filed on xx/XX/2018. Motion for default judgment was filed on xx/XX/2019. The judgment was entered on xx/XX/2019. The sale was scheduled for xx/XX/2019. The affidavit of notice after FC sale xx shows the property was sold at a public sale held at 10.30 am on xx/XX/2019. The sheriff Deed xx made on xx/XX/2019 shows the property rights have been sold to third party “xx”. So, the current owner of the property is “xx”.

No delinquent taxes have been found for the prior year.	The payment history dated as of xx/XX/2021 reveals that the borrower is 76 months delinquent with the loan. The next due date is xx/XX/2015. The last payment was received on xx/XX/2021 in the amount of $599.31 with the interest rate 5.250 % and it was applied for the due date xx/XX/2015. The current unpaid principal balance is in the amount of $xx.	xx:Loan is in foreclosure.

The payment history dated as of xx/XX/2021 reveals that the borrower is 76 months delinquent with the loan. The next due date is xx/XX/2015. The last payment was received on xx/XX/2021 in the amount of $599.31 with the interest rate 5.250 % and it was applied for the due date xx/XX/2015. The current unpaid principal balance is in the amount of $xx.

The foreclosure was initiated in the loan. The file was referred to attorney on xx/XX/2020. The sale was scheduled for xx/XX/2020. However, the sale was postponed due to court imposed delay. However, as per comment dated xx/XX/2021, the step sale was scheduled for xx/XX/2021. Previously FC was on hold due to BK, but the BK case was terminated on xx/XX/2020. Currently, the foreclosure is active.

The comment dated xx/XX/2021 states that the RFD is curtailment of income.

As per BPO report dated xx/XX/2020 located at xx, the ceiling damage noted in kitchen from previous roof. The property needs interior repairs for wall & ceiling with the estimated amount of $3,500.00. No further details have been found. The condition of the property is average. xx:The foreclosure was initiated in the loan. The file was referred to attorney on xx/XX/2020. The sale was scheduled for xx/XX/2020. However, the sale was postponed due to court imposed delay. However, as per comment dated xx/XX/2021, the step sale was scheduled for xx/XX/2021. Previously FC was on hold due to BK, but the BK case was terminated on xx/XX/2020. Currently, the foreclosure is active. xx:As per the PACER records, the debtor xx had filed bankruptcy under chapter 13 with the case# xx on xx/XX/2019. The POC was filed on xx/XX/2019 with the POC claim amount $xx and the arrearage amount is $xx. The schedule D in voluntary petition shows the secured claim in the amount of $xx with the collateral value $xx. So, there is no unsecured amount. The comment dated xx/XX/2020 states that attorney response to cram down railed in LPS, however; the comment dated xx/XX/2020 shows it was confirmed that no cram down was found in the loan. The case was dismissed on xx/XX/2020 & terminated on xx/XX/2020.	As per amended & restated note located in loan file at “xx”, the Loan was modified on xx/2011 between the borrower “xx” & lender “xx”. The borrower has promised to pay P&I of $599.31 with the fixed interest rate 5.250 % that began from first payment date 5/XX/2011 which continues until the maturity date 4/XX/2041.	Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. Initial Escrow Acct Disclosure Notice of Servicing Transfer Origination Appraisal	Field: Amortization Term Months (CE, S&P) Loan Value: xxx Tape Value: xxx |---| -xx |----| -xx.xxxxx% Comment: Updated as per review. Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xx (Days)   Variance %:    Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xxxx (Days)   Variance %:    Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xxx   Tape Value: xxx   Variance: -xx   Variance %: -xx.xxxxx%   Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: xx.xxx%   Variance:    Variance %:    Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: xx.xxx%   Variance:    Variance %:    Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $xxx.xx   Tape Value: $xxx.xx   Variance: $xx.xx   Variance %: x.xxxxx%   Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: x.xxxxx%   Tape Value: x.xxxxx%   Variance: x.xxxxx%   Variance %: x.xxxxx%   Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Updated as per review. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "CE risk indicator is Moderate as the loan is failed for "TILA APR Test"."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test.
The annual percentage rate (APR) is 7.731%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report at the time of origination is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing in loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$3,500.00	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
61917265	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$3,531.29	$3,531.29	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,160.35	2.990%	360	xx	xx	VA	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	689	Not Applicable	36.544%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2021 shows that the subject mortgage was originated on xx/XX/2021 with the lender MERS as nominee for Mortgage 1 Incorporated which was recorded on xx/XX/2021.
The chain of the assignment has not been found.
No active judgments or liens have been found.
Taxes of 2021 have been delinquent in the amount of $3,531.29 which was due on xx/XX/2021.	The payment history is missing from the loan file. However, we required the latest payment from xx/XX/2021 to xx/XX/2021.
As per the payment history tape data as of dated xx/XX/2021 the borrower is current with the loan and the next due date per tape is xx/XX/2021. The monthly P&I per tape is in the amount of $1,160.35 with an interest rate of 2.990%. The current UPB is reflected in the tape is in the amount of $xx.	xx:The comment history is missing from the loan file.
Currently, the loan is in performing and the borrower is current with the loan and as per the payment history tape data as of dated xx/XX/2021 the borrower is current with the loan and the next due date per tape is xx/XX/2021. The monthly P&I per tape is in the amount of $1,160.35 with an interest rate of 2.990%. The current UPB is reflected in the tape is in the amount of $xx.
The reason for default is unable to be determined.
The occupancy and the current status of the property is unable to be determined. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Borrower #x Middle Name Loan Value:xx Tape Value: x|---| |----| Comment: The Note dated xx/XX/xxxx and signed at closing, reflects the Borrowers Middle Name as xx. Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Note dated xx/XX/xxxx and signed at closing, reflects the Borrowers Last Name as xx.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: MI is not required.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx.xxx%, the Borrower income was $x,xxx.xx and total expenses are in the amount of $x,xxx.xxand the loan was underwritten by AUS/DU (Locator# xxxxxxxx.pdf Pg#xxx) and its recommendation is “Approve/Eligible” with a DTI of xx.xxx%   Tape Source: Initial   Tape Type:
Field: Post-Close Housing Ratio per xxxx Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: -x.xxx% Variance %: -x.xxxxx% Comment: Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx.xxx%, the Borrower income was $x,xxx.xx and total expenses are in the amount of $x,xxx.xx and the loan was underwritten by AUS/DU (Locator#xx) and its recommendation is “Approve/Eligible” with a DTI of xx.xxx% Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Per tape, the VA Seasoning requirement of 210 days is not met."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "A Rate Lock Agreement signed by the Borrower is Missing from the Loan Documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
37034849	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,507.41	09/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$570.06	3.625%	360	xx	xx	VA	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	xx	xx	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	635	600	43.996%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2021 shows that the subject mortgage was originated on xx/XX/2021 with the lender MERS as nominee for xx which was recorded on xx/XX/2021. The chain of the assignment has not been found. No active judgments or liens have been found. Taxes of 2020 have been paid in the amount of $1,507.41.	According to the payment history as of xx/XX/2021, the borrower is current with the loan and the last payment was received on xx/XX/2021 which was applied for xx/XX/2021 and the next due date for the payment is xx/XX/2021. The P&I is in the amount of $570.06 and PITI is in the amount of $933.48. The UPB reflected is in the amount of $xx.	xx:The comment history is missing from the loan file. Currently, the loan is in performing and the borrower is current with the loan and the borrower is current with the loan and the last payment was received on xx/XX/2021 which was applied for xx/XX/2021 and the next due date for the payment is xx/XX/2021. The P&I is in the amount of $570.06 and PITI is in the amount of $933.48. The UPB reflected is in the amount of $xx. The reason for default is unable to be determined. The occupancy and the current status of the property is unable to be determined. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Borrower x Base Income per U/W Loan Value: $xxxx.xx Tape Value: $xxxx.xx |---| $-xxxx.xx |----| -xx.xxxxx% Comment: As per Final Application Borrower x base income as $x,xxx.xx. Tape Source: Initial Tape Type:
Field: Escrow Account Indicator Loan Value: Yes Tape Value: No Variance: Variance %: Comment: The Final CD reflect Escrow Account Indicator as Yes. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Seller tape reflects the following issue: "Mortgage/Program Eligibility. VA COE/Entitlement. Supporting documents to validate the issue is missing from the loan documents.""
* LTV or CLTV exceeds 104% (Lvl 3)     "Collateral Value used for Underwriting:  $xx.  Amount of Secondary Lien(s):  $0.00.  Loan Amount: $xx.  CLTV = 104.167%."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock provided expired on 06/XX/2021 and the loan closed on 06/XX/2021. No lock extension found."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.996%, the Borrower income was $4,751.51 and total expenses are in the amount of $2,090.48 and the loan was underwritten by AUS/DU (Locator# xx) and its recommendation is “Approve/Eligible” with a DTI of 44.00%."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
36224636	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,967.40	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,106.83	3.750%	180	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	637	Not Applicable	44.618%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2021 with lender MERS as nominee for xx and recorded on xx/XX/2021 for the amount of $xx.
The chain of assignment has not been completed. No latest assignment has been found.
There are no active liens and judgments against the borrower.
Annual taxes for the year 2020 have been paid in the amount of $4967.40. No prior year tax delinquency has been found.	According to the payment history as of dated xx/XX/2021, the subject mortgage was originated on xx/XX/2021. The latest PH shows the current P&I as $1106.83 with an interest rate of 3.750%. The PITI is $1667.86. The current UPB is reflected in PH for the amount of $xx.	xx:As per the PH, the current status of the loan is performing. According to the payment history as of dated xx/XX/2021, the subject mortgage was originated on xx/XX/2021. The latest PH shows the current P&I as $1106.83 with an interest rate of 3.750%. The PITI is $1667.86. The current UPB is reflected in PH for the amount of $xx. Unable to determine the occupancy status as the latest CH is missing. xx:xx:xx	Not Applicable	Field: Borrower x Base Income per U/W Loan Value: $xxxx.xx Tape Value: $xxxx.xx |---| $-xxxx.xx |----| -xx.xxxxx% Comment: As per tape data Borrower's base income is $xxxx.xx, However Final Application reflect Base income as $xxxx.xx. Tape Source: Initial Tape Type:
Field: Escrow Account Indicator   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: As per tape data,Escrow account indicate "No".However Final CD reflects it "Yes".   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: -xx.xxx% Variance %: -xx.xxxxx% Comment: As per xxxx post-close DTI per xxxx is xx.xxx%. Tape Source: Initial Tape Type:	3: Curable	* DSCR is less than 1.00 (Lvl 3) "As per Operative income statement, Net Operating Income is $7,523.64 and Annual Payments (Debt Service) is $xx. The Debt Service Cover Ratio (DSCR) is 0.41 which is less than 1."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "This loan is Investment. Subject Loan was approved at 44.618%. Seller tape shows, primary residence payment not included in DTI, when included will not have approved AUS. AUS is missing from loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
99139188	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,927.86	09/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$456.38	2.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	Not Applicable	xx	Investor	Yes	Yes	No	832	800	38.788%	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2021 with lender MERS as nominee for xx and recorded on xx/XX/2021 for the amount of $xx.
The chain of assignment has not been completed. No latest assignment has been found.
There are no active liens and judgments against the borrower.
Annual taxes for the year 2020 have been paid in the amount of $3927.86. No prior year tax delinquency has been found.	According to the payment history as of dated xx/XX/2021 the borrower is regular with payment and the next due date is xx/XX/2021. The last payment was received on xx/XX/2021 with the monthly P&I for the amount of $456.38 with an interest rate of 2.875%. The current UPB is reflected in PH for the amount of $xx.	xx:According to the PH, the current status of the loan is performing. According to the payment history as of dated xx/XX/2021 the borrower is regular with payment and the next due date is xx/XX/2021. The last payment was received on xx/XX/2021 with the monthly P&I for the amount of $456.38 with an interest rate of 2.875%. The current UPB is reflected in PH for the amount of $xx. Unable to be determine the occupancy status as the latest CH is missing. xx:xx:xx	Not Applicable	Affiliated Business Disclosure
Hazard Insurance
Initial 1003_Application
Missing Dicsloures
Missing DU/GUS/AUS
Missing or error on the Rate Lock
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: Post-Close Housing Ratio per xxxx Loan Value: xx.xxx% Tape Value: xx.xxx% |---| -xx.xxx% |----| -xx.xxxxx% Comment: NA Tape Source: Initial Tape Type:	3: Curable	* Intent to Proceed Missing (Lvl 3) "An executed copy of Intent to proceed disclosure is missing from the loan file."
* Loan does not conform to program guidelines (Lvl 3)     "The provided Seller’s tape is showing an alert that the file was not delivered on time & an investor would not purchase the seasoned loan."
* Missing Appraisal (Lvl 3)     "A copy of Appraisal Report at origination is missing from loan file."
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "A copy of AUS/DU is missing from the loan file."
* Missing Initial 1003_Application (Lvl 3)     "An executed copy of initial 1003 is missing from the loan file."
* Missing or error on the Rate Lock Document (Lvl 3)     "An executed copy of Rate Lock Agreement is missing from the loan file."
* Missing proof of hazard insurance (Lvl 3)     "A copy of Hazard Insurance Policy is missing from the loan file."
* Missing Required Disclosures (Lvl 3)     "The following disclosures are missing from the loan file:

1. Settlement Services Providers List (SSPL) disclosure

2. Fraud Guard Report"
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)     "An executed copy of Notice of Servicing Transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3)     "An executed copy of Affiliated Business disclosure is missing from the loan file."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "A copy of final 1008 (Transmittal Summary) is missing from the loan file."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
36144344	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,823.16	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$464.68	2.875%	360	xx	xx	Conventional	Fixed	Cash Out	xx	Unavailable	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	Not Applicable	xx	Investor	Yes	Yes	No	802	803	44.807%	First	Unavailable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the pro-title dated xx/XX/2021, the subject mortgage was originated on xx/XX/2021 with the lender MERS as nominee for xx.
The chain of assignment has been completed. Currently, the mortgage is with MERS as nominee for xx which is recorded on xx/XX/2021.
No active judgments or liens have been found.
1st and 2nd installment taxes of 2020 have been paid in the amount of $2823.16. No prior year delinquent taxes have been found.	The payment history is missing from the loan file. The payment history is missing from xx/XX/2021 to xx/XX/2021. As per the Tape, the next payment is due for xx/XX/2021. The UPB is $xx.	xx:The present status of the loan is in performing and the next due date for payment is xx/XX/2021. The UPB is $xx. No evidence of post-closing foreclosure and bankruptcy have been found. The RFD is unable to be determined. The collection comments are missing. Therefore COVID review has not been performed. The comments are missing from xx/XX/2021 to xx/XX/2021.
The borrower xx has been working at xx as a Realtor for 10 years and the borrower 2xx has been working at xx as a xx for 2 years 1 month. xx:xx:xx	Not Applicable	Affiliated Business Disclosure
Hazard Insurance
Initial 1003_Application
Missing Dicsloures
Missing DU/GUS/AUS
Missing or error on the Rate Lock
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: Original CLTV Ratio Percent Loan Value: Unavailable Tape Value: xx.xxx% |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Post-Close Housing Ratio per xxxx Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: -xx.xxx% Variance %: -xx.xxxxx% Comment: Final Application reflects Post-Close Housing Ratio per xxxx as x.xxx%. Tape Source: Initial Tape Type:	3: Curable	* Homeownership Counselling Disclosure is missing. (Lvl 3) "Homeowners Counselling Disclosure is missing from loan documents."
* Intent to Proceed Missing  (Lvl 3)     "Intent to proceed is missing from the loan document."
* Loan does not conform to program guidelines (Lvl 3)     "Per tape, LTV was increased from 75% to 80% which is outside investor guidelines. Supporting document is missing from loan file."
* Missing Appraisal (Lvl 3)     "Appraisal report is missing from loan documents."
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "AUS DU/LP is missing from the loan files."
* Missing Initial 1003_Application (Lvl 3)     "Initial Application is missing from the loan files."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate Lock Agreement is missing from loan documents."
* Missing proof of hazard insurance (Lvl 3)     "Hazard insurance is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "Service Provider list is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)     "Notice of servicing transfer is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3)     "Affiliated business disclosure is missing from the loan documents."
* Right of Rescission (Lvl 3)     "Right to Rescission is missing from the loan files."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Transmittal summary is missing from the loan files."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
99780625	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,180.00	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$516.46	2.250%	360	xx	xx	VA	Fixed	Refinance	xx	xx	Streamline Refinance	Not Applicable	xx	xx	25.000%	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	801	773	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the pro-title dated xx/XX/2021, the subject mortgage was originated on xx/XX/2020 with the lender MERS as nominee for xx.
The chain of assignment has been completed. Currently, the mortgage is with MERS as nominee for xx which is recorded on xx/XX/2021.
No active judgments or liens have been found.
1st and 2nd installment taxes of 2020 have been due in the amount of $2180. No prior year delinquent taxes have been found.	The payment history is missing from the loan file. The payment history is missing from xx/XX/2021 to xx/XX/2021. As per the Tape, the next payment is due for xx/XX/2021. The UPB is $xx.	xx:The present status of the loan is in performing and the next due date for payment is xx/XX/2021. The UPB is $xx. No evidence of post-closing foreclosure and bankruptcy have been found. The RFD is unable to be determined. The collection comments are missing. Therefore COVID review has not been performed. The comments are missing from xx/XX/2021 to xx/XX/2021.
The borrower xx has been working at xx, as a xx 9 months. xx:xx:xx	Not Applicable	Affiliated Business Disclosure
Hazard Insurance
Initial 1003_Application
Missing Dicsloures
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Notice of Servicing Transfer	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: Yes |---| |----| Comment: N.A Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. CLTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: x.xxx% Variance %: x.xxxxx% Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. LTV = xx.xxx%. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "This loan failed the New Jersey Mortgage Banker or Correspondent Mortgage Banker License prohibited fees test.

Lender's Title Insurance Policy paid by Borrower: $319.00
Loan Closing Fee paid by Borrower: $325.00
Recording Service Fee paid by Borrower: $5.00
Title Closing Protection Letter (CPL) paid by Borrower: $25.00
Title Endorsement Fee paid by Borrower: $35.00"
* ComplianceEase State Regulations Test Failed (Lvl 3)     "This loan failed the New Jersey Mortgage Banker or Correspondent Mortgage Banker License prohibited fees test.

Lender's Title Insurance Policy paid by Borrower: $319.00
Loan Closing Fee paid by Borrower: $325.00
Recording Service Fee paid by Borrower: $5.00
Title Closing Protection Letter (CPL) paid by Borrower: $25.00
Title Endorsement Fee paid by Borrower: $35.00"
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3)     "Compliance ease TRID tolerance test is incomplete due to initial loan estimate and initial closing disclosure is missing from loan document."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership Counselling Disclosure is missing from Loan Document."
* Intent to Proceed Missing  (Lvl 3)     "The Borrower's Intent to proceed is missing in loan file."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape reflects Investor required 2055 but were not able to acquire one in time."
* Missing Initial 1003_Application (Lvl 3)     "Initial 1003 application is missing from Loan document."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial Closing Disclosure is missing from Loan Document."
* Missing Initial LE (Lvl 3)     "Initial Loan Estimate is missing from Loan Document."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate Lock Agreement is missing from Loan Document."
* Missing proof of hazard insurance (Lvl 3)     "Proof of hazard insurance is missing from Loan document."
* Missing Required Disclosures (Lvl 3)     "Missing Settlement Services Provider List."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)     "Notice of Servicing Transfer is missing from Loan Document."
																																																																																							* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "The Affiliated Business Disclosure missing."			Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
47411018	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,178.04	09/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$726.09	3.000%	360	xx	xx	USDA	Fixed	Purchase	xx	xx	Full Documentation	Yes	Not Applicable	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	633	Not Applicable	40.425%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2021 shows that the subject mortgage was originated on xx/XX/2020 and was recorded on xx/XX/2020 in the amount of $xx, with MERS as nominee for xx, recorded with the Instrument/Book/Page# xx.

No chain of assignments found. Unable to determine last assignee.

No active liens and judgments have been found against borrower and property. xx of 2020 have been due on xx/XX/2020 in the amount of $1,178.04.	According to the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment was received on xx/XX/2021, the applied date was xx/XX/2021 and the next due date for payment is xx/XX/2021 .The P&I is in the amount of $726.09 and PITI is in the amount of $930.75. The UPB reflected as per the payment history is in the amount of $xx.	xx:xx current status is performing.
 According to the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment was received on xx/XX/2021, the applied date was xx/XX/2021 and the next due date for payment is xx/XX/2021 .The P&I is in the amount of $726.09 and PITI is in the amount of $930.75. The UPB reflected as per the payment history is in the amount of $xx.
Collection comment does not state reason for default. The subject property has been occupied by the owner. The borrower's intention is to keep the property.
No evidence has been found regarding Bankruptcy and Foreclosure.
No evidence has been found regarding litigation and contested matter. As per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.
No evidence has been found regarding COVID-19. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: xx Tape Value: xx |---| -x |----| -x.xxxxx% Comment: The Note reflects the age of loan as xx. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N.A   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xxx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. CLTV = xxx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. LTV = xxx.xxx%.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Borrower income was $x,xxx.xx and total expenses are in the amount of $x,xxx.xx Post-Close DTI is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: The Note reflects property address street as xx. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the reimbursement amount validation test.
The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

This loan failed the closing or reimbursement date validation test.
The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan fails Qualified Mortgage Points and Fees test due to Fees charged $7,839.55 Fees threshold $4,985.47 Over By +$2,854.08
The below fees were included in the test:

Mortgage Broker Fee (Indirect) $4,736.11
Points - Loan Discount Fee paid by Borrower: $3,103.44"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation in Charges that Cannot Increase test due to addition of fee in Revised CD dated 07/XX/2020. Initial LE dated 05/XX/2020 does not reflects Points - Loan Discount Fee . However, Revised CD dated 07/XX/2020 reflects Points - Loan Discount Fee at $3,103.44. This is fee increase of $3,103.44 for 0% tolerance test fee."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan Fails GSE (Fannie Mae public guidelines) QM Points and Fees Test due to Fees charged $7,839.55 Fees threshold $4,985.47 Over By +$2,854.08
The below fees were included in the test:

Mortgage Broker Fee (Indirect) $4,736.11
Points - Loan Discount Fee paid by Borrower: $3,103.44"
* Loan does not conform to program guidelines (Lvl 3)     "Subject loan approved at 40.425%. Per tape, Not Insured - Closing/Admin down due to maintenance: USDA commitment and final GUS reflect Total loan amount does not include USDA guarantee fee, Loan amount $xx. We closed financing the guarantee fee, total loan amount $xx."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate Lock Agreement is missing from Loan Document."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
4621745	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,884.18	09/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$860.78	3.000%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	719	711	55.392%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2020 and was recorded on xx/XX/2020, in the amount of $xx, with MERS as nominee for xx, with Instrument#xx. The chain of assignment has been completed; currently, the assignment is with MERS as nominee for xx. No active judgments or liens have been found against the borrower. Annual combined taxes of 2020 have been paid on xx/XX/2020 in the amount of $2,768.81.	According to the payment history as of xx/XX/2021, the borrower is performing with the loan. The last payment was received on xx/XX/2021 which was applied for the due date of xx/XX/2021 and the next due date for payment is xx/XX/2021. The P&I is in the amount of $860.78 and PITI is in the amount of $1,189.98. The UPB reflected as per the payment history is in the amount of $xx.	xx:As per the comment history, the borrower is performing with the loan.
According to the payment history as of xx/XX/2021, the borrower is performing with the loan. The last payment was received on xx/XX/2021 which was applied for the due date of xx/XX/2021 and the next due date for payment is xx/XX/2021. The P&I is in the amount of $860.78 and PITI is in the amount of $1,189.98. The UPB reflected as per the payment history is in the amount of $xx.
The reason for default is unable to be determined from the latest servicing comments.
No comment has been found stating that borrower’s income is impacted due to Covid-19.
No evidence has been found regarding damage or repairs in the latest servicing comments.
Currently, the borrower is working at the xx. as an xx from 0.6 years. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	Field: Age of Loan Loan Value: xx Tape Value: xx |---| -x |----| -x.xxxxx% Comment: Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: $xxxxxx.xx   Tape Value: $xxxxxx.xx   Variance: $xxxx.xx   Variance %: x.xxxxx%   Comment: The Appraisal reflects the Original Appraised Value as $xx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. CLTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. CLTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: x.xxx% Variance %: x.xxxxx% Comment: Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx.xxx%, the Borrower income was $x,xxx.xx and total expenses are in the amount of $x,xxx.xx and the loan was underwritten by AUS/DU (Locator# xx) and its recommendation is “Approve/Eligible” with a DTI of xx.xxx%. Tape Source: Initial Tape Type:	3: Curable	* MI, FHA or MIC missing and required (Lvl 3) "Mortgage Insurance Document is missing from the Loan Documents."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate Lock Agreement signed by the Borrower is Missing from the Loan Documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 55.39%. Tape shows mortgage credit reject due to income miscalculation. Co-borrower’s base income is not in line with YTD and relying only on Borrowers income may push DTI over 101.19%. Unable to rely on documents in file and unable to calculate ATR."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 55.392%, the Borrower income was $4,116.66 and total expenses are in the amount of $2,280.31 and the loan was underwritten by AUS/DU (Locator#xx) and its recommendation is “Approve/Eligible” with a DTI of 55.392%."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
48033900	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,830.10	09/XX/2021	Unavailable	No	Moratorium	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$700.38	3.750%	360	xx	xx	FHA	Fixed	Refinance	xx	xx	Streamline Refinance	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	648	Not Applicable	Not Applicable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2020 with lender MERS as nominee for xx and recorded on xx/XX/2020 for the amount of $xx.
The chain of assignment has not been completed. No latest assignment has been found.
There are no active liens and judgments against the borrower.
Annual county taxes for the year 2021 have been paid in the amount of $4830.10. No prior year tax delinquency has been found.	According to the payment history as of xx/XX/2021, the borrower is regular with the payment and the next due date is xx/XX/2021. The last payment was received on xx/XX/2021 for the amount of $1228.17xx. The monthly P&I is in the amount of $700.38 with an interest rate of 3.750%. The current UPB is reflected in PH for the amount of $xx.	xx:The current status of the loan is in foreclosure. According to the payment history as of xx/XX/2021, the borrower is regular with the payment and the next due date is xx/XX/2021. The last payment was received on xx/XX/2021 for the amount of $1228.17xx. The monthly P&I is in the amount of $700.38 with an interest rate of 3.750%. The current UPB is reflected in PH for the amount of $xx. The process of foreclosure has been initiated, the file was referred to an attorney. However, the further comment dated xx/XX/2021 the borrower’s income impacted due to Covid-19. As per the servicing comment dated xx/XX/2021, the subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. As per the servicing comment dated xx/XX/2021, the borrower's income impacted due to Covid-19. The current status of the loan is in foreclosure. According to the payment history as of xx/XX/2021, the borrower is regular with the payment and the next due date is xx/XX/2021. The last payment was received on xx/XX/2021 for the amount of $1228.17xx. The monthly P&I is in the amount of $700.38 with an interest rate of 3.750%. The current UPB is reflected in PH for the amount of $xx. The process of foreclosure has been initiated, the file was referred to an attorney. However, the further comment dated xx/XX/2021 the borrower’s income impacted due to Covid-19. As per the servicing comment dated xx/XX/2021, the subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. As per the servicing comment dated xx/XX/2021, the borrower's income impacted due to Covid-19. xx:The process of foreclosure has been initiated, the file was referred to an attorney. However, the further comment dated xx/XX/2021 the borrower’s income impacted due to Covid-19. xx:xx	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	Field: Age of Loan Loan Value: xx Tape Value: xx |---| -x |----| -xx.xxxxx% Comment: The Note reflects age of loan as xx. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N.A   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: $xxxxxx.xx   Tape Value: $xxxxxx.xx   Variance: $xxxxx.xx   Variance %: xx.xxxxx%   Comment: The Note reflects original loan amount as $xx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral Value used for Underwriting: $.xxx,xxx.xx Loan Amount: $xx. CLTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral Value used for Underwriting: $.xxx,xxx.xx Loan Amount: $xx. LTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value:xx  Tape Value: xx  Variance:    Variance %:    Comment: The Note signed on x/XX/xxxx reflects the property address as xx.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Change in Rate/Term Tape Value: No Cash-Out Variance: Variance %: Comment: As per Final CD purpose of refinance as Change in rate term Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Seller tape reflects not insured.The case was cancelled and the case reinstatement was denied."
* MI, FHA or MIC missing and required (Lvl 3)     "MI Certificate is missing from Loan document."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate Lock Agreement is missing from Loan Document."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan fails ComplianceEase Qualified mortgage Safe Harbor Threshold loan test. APR Calculated 4.792% APR Threshold 4.710% Over By +0.082%. Missing Higher Priced Mortgage Loan Disclosure signed by Borrower(s). Loan is escrowed."
																																																																																								* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan fails ComplianceEase Higher priced mortgage loan test. APR Calculated 4.792% APR Threshold 4.710% Over By +0.082%. Missing Higher Priced Mortgage Loan Disclosure signed by Borrower(s). Loan is escrowed."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
91067191	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$379.00	09/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$282.04	2.500%	360	xx	xx	VA	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	xx	xx	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	671	Not Applicable	35.184%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2021 and was recorded on xx/XX/2021, in the amount of $xx, with MERS as nominee for xx.

The chain of assignment has been completed; currently, the assignment is with MERS as nominee for xx.

No active judgments or liens have been found against the borrower.
Annual combined taxes of 2020 have been paid on xx/XX/2020 in the amount of $379.00.	According to the payment history as of xx/XX/2021, the borrower is performing with the loan. The last payment was received on xx/XX/2021 which was applied for the due date of xx/XX/2021 and the next due date for payment is xx/XX/2021. The P&I is in the amount of $282.04 and PITI is in the amount of $414.70. The UPB reflected as per the payment history is in the amount of $xx.	xx:As per the comment history, the borrower is performing with the loan.
According to the payment history as of xx/XX/2021, the borrower is performing with the loan. The last payment was received on xx/XX/2021 which was applied for the due date of xx/XX/2021 and the next due date for payment is xx/XX/2021. The P&I is in the amount of $282.04 and PITI is in the amount of $414.70. The UPB reflected as per the payment history is in the amount of $xx.
The reason for default is unable to be determined from the latest servicing comments.
No comment has been found stating that borrower’s income is impacted due to Covid-19.
No evidence has been found regarding damage or repairs in the latest servicing comments.
Currently, the borrower is working at the xx as an E-7 from 16.3 years. xx:xx:xx	Not Applicable	Field: Age of Loan Loan Value: x Tape Value: x |---| -x |----| -xx.xxxxx% Comment: Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xxx.xxx%   Tape Value: xxx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Amount of Secondary Lien(s):$x.xx Loan Amount: $xx. CLTV = xxx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -x (Days)   Variance %:    Comment: The original note reflects original note doc date as x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx.xxx%   Tape Value: xxx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. CLTV = xxx.xxx%.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: The Final Application reflects the Post-Close DTI per xxxx as xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Note document reflects Property address as-xx. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan failed Loan origination fee test due to inclusion of following fees.

Processing Fee paid by Borrower: $525.00
Settlement or Closing Fee paid by Borrower: $150.00
Title-Processing Fee paid by Borrower: $75.00
Title-Services Lender paid by Borrower: $60.00
Underwriting Fee paid by Borrower: $75.00
Wire Transfer Fee paid by Borrower: $10.00"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation due to decrease in Lender Credit on Closing Disclosure dated 01/XX/2021. Revised LE dated 01/XX/2021 reflects Lender Credit at $1,180.00;however, the revised CD dated 01/XX/2021 reflects Lender Credit at $735.00. This is decrease of $445.00 for fee which has 0% tolerance test."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Seller tape reflects following issue, insufficient entitlement. Loan uninsurable."			Moderate	Pass	Pass	Pass	Pass	Not Covered	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
2445044	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$2,019.75	$7,380.28	08/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,517.69	2.750%	240	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	655	Not Applicable	35.423%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2021 and was recorded on xx/XX/2021, in the amount of $xx, with MERS as nominee for xx, with Instrument#xx.

The chain of assignment has been completed. Currently, the assignment is with the MERS as nominee for xx.

No active judgments or liens have been found against the borrower.
2nd installments town taxes of 2022 are due on xx/XX/2021 in the amount of $1,845.07 as well as 1st installment are delinquent in the amount of $2,019.75 which were due on xx/XX/2021 and good through dated xx/XX/2021.	According to the payment history as of xx/XX/2021, the borrower is performing with the loan. The last payment was received on xx/XX/2021 which was applied for the due date of xx/XX/2021 and the next due date for payment is xx/XX/2021. The P&I is in the amount of $1,517.69 and PITI is in the amount of $2,478.56. The UPB reflected as per the payment history is in the amount of $xx.	xx:The borrower is performing with the loan.
According to the payment history as of xx/XX/2021, the borrower is performing with the loan. The last payment was received on xx/XX/2021 which was applied for the due date of xx/XX/2021 and the next due date for payment is xx/XX/2021. The P&I is in the amount of $1,517.69 and PITI is in the amount of $2,478.56. The UPB reflected as per the payment history is in the amount of $xx. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock Origination Appraisal	Field: Age of Loan Loan Value: x Tape Value: x |---| -x |----| -xxx.xxxxx% Comment: NA Tape Source: Initial Tape Type:
Field: Original Appraisal Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xxx (Days)   Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -x (Days)   Variance %:    Comment: Note document in loan file reflects note date as x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Post-Close Housing Ratio per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Total Original T&I for Debt Ratios: (Real Estate Taxes $xxx.xx + Hazard Insurance $xxx.xx + Flood Insurance $xx + MI $xx + HOA Dues $xx ) equals $x,xxx.xx and All Other Monthly payments are $xxx.xx The Borrowers Total Monthly income Verified as $x,xxx.xx Hence, Post-Close Housing Ratio per xxxx is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Property City Loan Value: Sandwich Tape Value: Forestdale Variance: Variance %: Comment: Note document dated x/XX/xxxx reflects Property City as 'Sandwich'. Tape Source: Initial Tape Type:	3: Curable	* Incorrect Property address on Note Document. (Lvl 3) "Incorrect property address in the note and mortgage.
As per the note and the subject mortgage recorded on 7/XX/2021 with Instrument#xx the subject property address on page #3 as “xx”.  However; as per the updated title report dated 9/XX/2021 and tax search report the address as “xx”. This can be cured by re-recording the mortgage with the correct address."
* Loan does not conform to program guidelines (Lvl 3)     "Per seller tape reflects lost PIW. However, PIW is available in loan documents, located at (locator# MacIntyre Legal PG#54) and Note modification due to city not matching docs. Modified note is available in loan documents, located at (locatorxx)"
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock provided expired on 5/XX/2021 and the loan closed on 7/XX/2021. No lock extension found."	* Missing Appraisal (Lvl 2) "Appraisal report is missing from the loan file."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
75003789	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$9,569.32	08/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$6,227.09	3.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Secondary	Yes	Yes	No	790	798	20.022%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the Updated title report dated xx/XX/2021 reflects that the subject mortgage was originated on xx/XX/2021 with the lender MERS as nominee for xx, which was recorded on xx/XX/2021 Instrument#xx.
The chain of the assignment has been completed.
There are 2 Hospital liens active against the borrower in the favor of xx in the amount of $xx which was recorded on prior to subject mortgage on xx/XX/2012 and xx/XX/2012.
There is Hospital lien active against the borrower in the favor of xx and xx in the amount of $xx which was recorded on prior to subject mortgage on xx/XX/2014.
Combined 1st half taxes for the year of 2021 are due on xx/XX/2021 in the amount of $4784.66.
Combined 2nd half taxes for the year of 2021 are due on xx/XX/2022 in the amount of $4784.66.
No prior year’s delinquent taxes have been found.	According to a review of the payment history as of xx/XX/2021, the borrower is currently performing with the loan and the next due date for the regular payment is xx/XX/2021. The last payment was received on xx/XX/2021 total in the amount of PITI $7,357.28 which includes P&I $6,227.09 with the rate of interest 3.000%, which was applied for the due date of xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.	xx:The status of loan is currently performing. As per the payment history as of xx/XX/2021, the borrower is currently performing with the loan and the next due date for the regular payment is xx/XX/2021. The last payment was received on xx/XX/2021 total in the amount of PITI $7,357.28 which includes P&I $6,227.09 with the rate of interest 3.000%, which was applied for the due date of xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.
The loan is originated on xx/XX/2021. However, the required comment history is missing from xx/XX/2021 xx/XX/2021.
Employment details are not mentioned in URLA.
As per loan disposition review, the borrower was unemployed at the time of closing. Tape shows new job didn’t start until xx/XX/2021.
Unable to be determined the occupancy and current condition of property as latest collection comments are missing. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: x Tape Value: x |---| -x |----| -xxx.xxxxx% Comment: Tape Source: Initial Tape Type:
Field: Borrower #x Middle Name   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Note document does not reflecting middle name.   Tape Source: Initial   Tape Type:
Field: Borrower #x Middle Name   Loan Value: Not Applicable   Tape Value:xx   Variance:    Variance %:    Comment: Note document does not reflecting middle name.   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xx (Days)   Variance %:    Comment: The Appraisal reflects the date effective date as x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -x (Days)   Variance %:    Comment: The Note reflects the Original Note Doc Date as x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Post-Close Housing Ratio per xxxx Loan Value: x.xxx% Tape Value: xx.xxx% Variance: -xx.xxx% Variance %: -xx.xxxxx% Comment: As per xxxx application calculated post close DTI is x.xx%. This is secondary occupancy loan. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase RESPA Test Failed (Lvl 3) "Loan failed the homeownership counseling organizations disclosure date test due to Loan originator received application on 5/XX/2021. However, Homeownership Document Date is 6/XX/2021 which is more than 3 Business days from 5/XX/2021."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation in Charges that Cannot Increase test due to increase of fee in Initial CD dated 6/XX/2021. Initial LE dated 5/XX/2021 reflects Appraisal Fee at $550.00. However, Initial CD dated 6/XX/2021 reflects Appraisal Fee at $1,075.00. This is fee increase of $525.00 for 0% tolerance test fee. Valid COC for the increase in fee amount is missing in the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 20%. Tape shows borrower was not employed at the time of closing. Tape states BWR started new job right after closing; unable to verify. Unable to rely on docs in file and unable to calc ATR."		Moderate	Not Covered	Pass	Fail	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
63279225	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$7,889.83	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,355.42	2.750%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	779	Not Applicable	37.854%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2021 with lender MERS as nominee for xx and recorded on xx/XX/2021 for the amount of $xx.
The chain of assignment has not been completed. No latest assignment has been found.
There no active liens and judgments against the borrower.
There is a senior mortgage originated on xx/XX/2018 with lender MERS as nominee for xx  and recorded on xx/XX/2018 for the amount of $0.00.
Taxes for the year 2021 have been paid in the amount of $7889.83. No prior year tax delinquency has been found.	The subject mortgage was originated on xx/XX/2021 and the first payment date is xx/XX/2021. According to the seller’s tape data of payment history as of xx/XX/2021, the next due date is xx/XX/2021. The current UPB is reflected in PH is $xx.	xx:As per the review of PH the current status of the loan is performing. The subject mortgage was originated on xx/XX/2021 and the first payment date is xx/XX/2021. According to the seller’s tape data of payment history as of xx/XX/2021, the next due date is xx/XX/2021. The current UPB is reflected in PH is $xx. Unable to be determine the occupancy status as the latest CH is missing. xx:xx:xx	Not Applicable	HUD-1 Closing Statement Missing or error on the Rate Lock Origination Appraisal	Field: Age of Loan Loan Value: x Tape Value: x |---| -x |----| -xxx.xxxxx% Comment: As per tape data Age of Loan is x. However, The audit value is x. Tape Source: Initial Tape Type:
Field: Original Note Doc Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -x (Days)   Variance %:    Comment: The Note reflects the Original Note Doc Date as xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Post-Close Housing Ratio per xxxx Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: -x.xxx% Variance %: -x.xxxxx% Comment: As per Final xxxx application Post-close housing ratio per xxxx is xx.xxx%. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "A copy of Final CD is available at xx Legal Pg#xx. However it is incomplete as page 3 of Final CD is missing from the loan file."
* Loan does not conform to program guidelines (Lvl 3)     "Per tape, full appraisal report is required in TX Cash-Out Refinance."
* Missing Appraisal (Lvl 3)     "Appraisal is missing from the loan file. However, TX FMV (Fair Market Value) disclosure signed by the borrower is located at 'xx Legal Pg#xx'."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate Lock Agreement is missing from Loan Document."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
30698867	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,362.68	08/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,312.77	2.750%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	637	Not Applicable	45.452%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2021 shows that the subject mortgage was originated on xx/XX/2021 and it was recorded on xx/XX/2021 in the amount of $xx in favor of ‘‘xx” with Instr#xx.

The chain of assignment is complete.

No active judgments or liens have been found.

Annual combined taxes of 2021 are due for xx/XX/2021 in the amount of $2,362.68.

No delinquent taxes have been found for the prior year.	The payment history dated as of xx/XX/2021 reveals that the borrower is current with the loan. The next due date is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $1,312.77 with the interest rate 2.750 % and it was applied for the due date xx/XX/2021. The current unpaid principal balance is in the amount of $xx.	xx:Loan is in performing status.

The payment history dated as of xx/XX/2021 reveals that the borrower is current with the loan. The next due date is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $1,312.77 with the interest rate 2.750 % and it was applied for the due date xx/XX/2021. The current unpaid principal balance is in the amount of $xx.

No foreclosure & bankruptcy record has been found. No comments have been found regarding Covid-19 impact.

According to the collection comments, no damage or repairs have been found. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xx (Days)   Variance %:    Comment: It is x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx . CLTV = xx.xxx% .   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: x.xxx% Variance %: x.xxxxx% Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx . LTV = xx.xxx% . Tape Source: Initial Tape Type:	3: Curable	* GSE Points and Fees Test Violations (Lvl 3) "Loan failed the GSE (Fannie Mae public guidelines) QM Points and Fees Test due to Fees Charged: $9,987.87 Fees Threshold: $9,421.77 Over by +$566.10. The following fees were included in the test: Mortgage Broker Fee (Indirect) $8,843.09
Points - Loan Discount Fee paid by Borrower: $1,144.78."
* Loan does not conform to program guidelines (Lvl 3)     "Seller Tape shows Property was a less than 90 day flip so HUD would not insure loan. Subject is not showing as flip based on the appraisal in file."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate Lock Agreement is missing from the loan documents."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed FHA QM Safe Harbor Test due to APR Charged 3.783% APR Threshold 4.820% Variance -1.037%.

Loan failed Qualified Mortgage Lending Policy Points and Fees Test due to Fees Charged: $9,987.87 Fees Threshold: $9,421.77 Over by +$566.10. The following fees were included in the test:
Mortgage Broker Fee (Indirect) $8,843.09
Points - Loan Discount Fee paid by Borrower: $1,144.78.

Loan failed the FHA QM Rebuttable Presumption Test due to Fees Charged: $9,987.87 Fees Threshold : $9,421.77 Over by +$566.10. The following fees were included in the test:
Mortgage Broker Fee (Indirect) $8,843.09
Points - Loan Discount Fee paid by Borrower: $1,144.78"
* MI, FHA or MIC missing and required (Lvl 2)     "This loan is FHA. Mortgage Insurance Certificate is missing from the loan file."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.45%, the Borrower income was $7,028.98 and total expenses are in the amount of $3,194.83 and the loan was underwritten by AUS/DU (Locator#xx) and its recommendation is “Approve/Eligible” with a DTI of 45.45% ."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
10632746	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$9,302.41	08/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,488.79	3.625%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Investor	Yes	Yes	No	793	Not Applicable	45.406%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the pro-title dated xx/XX/2021 reflects that the subject mortgage was originated on xx/XX/2021 with the lender MERS as nominee for xx, Inc in the amount of $765.000.00 which was recorded on xx/XX/2021.
No active liens and judgments have been found.
No assignment has been found. The current assignment is with the lender MERS as nominee for xx
Annual combined taxes of 2020-21 have been paid total in the amount of $9,302.41.
No prior years delinquent taxes have been found.	According to a review of the payment history as of xx/XX/2021, the borrower is performing with the loan and the next due date for the regular payment is xx/XX/2021. The last payment was received on xx/XX/2021 total in the amount of P&I $3,488.79 with the rate of interest of 3.625%, which was applied for the due date of xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.	xx:According to the review of the servicing comments, the borrower is performing with the loan.
According to a review of the payment history as of xx/XX/2021, the borrower is performing with the loan and the next due date for the regular payment is xx/XX/2021.  The last payment was received on xx/XX/2021 total in the amount of P&I $3,488.79 with the rate of interest of 3.625%, which was applied for the due date of xx/XX/2021.  The UPB reflected in the latest payment history is in the amount of $xx.
No modification, forbearance details are available in recent collections comments.
No foreclosure activity has been found.
No pertaining bankruptcy-related details have been found.
No evidence related to occupancy and the current condition of the subject property has been found in the available months of servicing comments. No damage pertaining to the subject property has been found.
As per the final application, the borrower is working at xx as an Accounting for 30 months. xx:xx:xx	Not Applicable	Affiliated Business Disclosure	Field: Original Stated P&I Loan Value: $xxxx.xx Tape Value: $xxxx.xx |---| $x.xx |----| x.xxxxx% Comment: Original Stated P&I reflects $x,xxx.xx. Tape Source: Initial Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: xx.xxx%   Variance %: xx.xxxxx%   Comment: As per Final xxxx borrower Income is $x,xxx.xx and total expenses are $x,xxx.xx. DTI is xx.xxx%   Tape Source: Initial   Tape Type:
Field: Post-Close Housing Ratio per xxxx Loan Value: xx.xxx% Tape Value: x.xxx% Variance: xx.xxx% Variance %: xx.xxxxx% Comment: As per Final xxxx borrower Income is $x,xxx.xx and total expenses are $x,xxx.xx. front debt is xx.xxx% Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Subject loan was approved at 48.70%.Tape shows Income miscalculation pushes DTI to over 68%. Subject loan is Non-owner occupied mortgage."
																																																																																							* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "Affiliated business disclosure is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
14924493	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,919.40	08/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$918.91	2.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	807	Not Applicable	55.248%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2021 shows that the subject mortgage was originated on xx/XX/2021 with the lender MERS as nominee for xx. which was recorded on xx/XX/2021.
The chain of the assignment has not been found.
No active judgments or liens have been found.
Taxes of 2020-2021 are due in the total amount of $1,551.93 on xx/XX/2022, xx/XX/2022 and xx/XX/2021.
Taxes of 2021 have been paid in the amount of $592.23.	According to the payment history as of xx/XX/2021, the borrower is current with the loan and the last payment was received on xx/XX/2021 which was applied for xx/XX/2021 and the next due date for the payment is xx/XX/2021. The P&I is in the amount of $918.91 and PITI is in the amount of $1,649.16. The UPB reflected is in the amount of $xx.	xx:As per the review of the servicing comments, currently, the loan is in performing and the borrower is current with the loan and the last payment was received on xx/XX/2021 which was applied for xx/XX/2021 and the next due date for the payment is xx/XX/2021. The P&I is in the amount of $918.91 and PITI is in the amount of $1,649.16. The UPB reflected is in the amount of $xx.
The reason for default is unable to be determined.
No comments have been found regarding bankruptcy in the latest servicing comments.
No comments have been found regarding foreclosure in the latest servicing comments.
The subject property has been occupied by the owner. Recent servicing comments do not reflect any damage pertaining to the subject property. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Post-Close DTI per xxxx Loan Value: xx.xxx% Tape Value: xx.xxx% |---| -x.xxx% |----| -x.xxxxx% Comment: Total Original T&I for the debt ratio:( Real Estate Taxes $xxx.xx+Hazard insurance $xx.xx+flood insurance $x.xx+ MI $x.xx+ HOA Dues $xxx.xx) equals $x,xxx.xx. and total of other debts is $xxx.xx. Total monthly income verified is $x,xxx. Hence Post Close DTI per xxxx is xx.xxx%. Tape Source: Initial Tape Type:
Field: Sales Price (HUD-x Line xxx) Loan Value: $xxxxxx.xx Tape Value: $xxxxxx.xx Variance: $-x.xx Variance %: -x.xxxxx% Comment: As per tape data ,Sales price reflects in the amount of $xx. However, the Final Closing DIsclosure dated xx/XX/xxxx reflects the sales price as $xx. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "This loan failed the New Jersey Mortgage Banker or Correspondent Mortgage Banker License prohibited fees test.
Attorney Fee paid by Borrower: $1,750.00
Federal Express paid by Borrower: $50.00
Filed Notice of Settlement paid by Borrower: $45.00
HOA Membership Fees paid by Borrower: $538.00
One Month in Advance paid by Borrower: $538.00
Pro-Rate Dues paid by Borrower: $164.87
Recording Document Handling paid by Borrower: $10.00
Title Closing Protection Letter (CPL) paid by Borrower: $75.00
Title-Certificate of Good Standing paid by Borrower: $70.00
Title-Copies paid by Borrower: $25.00
Title-Rundown/Cover Record paid by Borrower: $40.00
Title-Tax and Assessment Searches paid by Borrower: $62.00
Title-Upper Court/Patriot name Purchase paid by Borrower: $44.00
Utility Deposit paid by Borrower: $500.00"
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 42.84%. Tape show property taxes used incorrectly may push the DTI to 58%. Unable to rely on docs in file and unable to calc ATR"
																																																																																								* ComplianceEase TILA Test Failed (Lvl 2) "Finance charge disclosed on Final CD as $xx. Calculated Finance Charge $xx for an under disclosed amount of -$471.00. Reason for Finance Charge under disclosure is unknown as the Fee Itemization and the Compliance Findings are missing. Subject loan is a purchase, originated on xx/2021 and the SOL is 1 year."		Moderate	Pass	Fail	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
13960636	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,498.98	09/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$767.96	6.500%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	784	Not Applicable	23.732%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2018 with lender MERS as nominee xx and recorded on xx/XX/2018 for the amount of $xx.
The chain of assignment has been completed. Currently, the assignment is with xx
There are no active liens and judgments against the borrower.
Annual taxes for the year 2020 have been paid in the amount of $4498.98. No prior year tax delinquency has been found.	According to the payment history as of dated xx/XX/2021, the borrower is regular with the payment and the next due date is xx/XX/2021. The last payment was received on xx/XX/2021 for the amount of $1531.22xx. The monthly P&I is in the amount of $767.96 with an interest rate of 6.500%. The current UPB is reflected in PH for the amount of $xx.	xx:The current status of the loan is performing. According to the payment history as of dated xx/XX/2021, the borrower is regular with the payment and the next due date is xx/XX/2021. The last payment was received on xx/XX/2021 for the amount of $1531.22xx. The monthly P&I is in the amount of $767.96 with an interest rate of 6.500%. The current UPB is reflected in PH for the amount of $xx.
No comments have been found regarding the foreclosure and bankruptcy. The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. Also, no comments have been found regarding the income impacted due to covid-19. xx:xx:xx	Not Applicable	Affiliated Business Disclosure Missing or error on the Rate Lock	Field: Age of Loan Loan Value: xx Tape Value: xx |---| -x |----| -x.xxxxx% Comment: N/A Tape Source: Initial Tape Type:
Field: Borrower #x Middle Name   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: The Note dated x/XX/xxxx and signed at closing, reflects the Co-Borrower's Middle Name as xx   Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: Bowles   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: $xxxxxx.xx   Tape Value: $xxxxxx.xx   Variance: $xxxx.xx   Variance %: x.xxxxx%   Comment: Line Amount reflects $xx   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Cash Out - Other   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-x   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: xxx Tape Value: xxx Variance: x Variance %: x.xxxxx% Comment: Stated Remaining Term reflects xxx. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Final CD reflects cash to borrower as $2,000.00. Per tape, ***INCURABLE***Compliance issue - TX Rate Term No Cash Back to borrower, yet BMG permitted consummation with the borrower receiving $2,000 cash back. Current Loans. Over 16 current paystrings. Elevated for client review."
* Missing or error on the Rate Lock Document (Lvl 3)     "Missing a Rate Lock Agreement signed by Borrower(s) or memorialized comment by the Loan Officer."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "The Affiliated Business Disclosure is missing from the loan file."	* ComplianceEase TILA Test Failed (Lvl 2) "Finance charge disclosed on Final CD as $xx. Calculated Finance Charge is $xx for an under disclosed amount of $50.49. Reason for Finance Charge under disclosure is unknown. Subject loan is a refinance, originated on xx/2018 and the SOL is 3 years."
* Higher Price Mortgage Loan (Lvl 2)     "This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

																																																																																								Higher-Priced Mortgage Loan Test: FAIL Charged: 6.785% Allowed: 5.930% Over by: +0.855%"		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
20917692	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$15,558.54	09/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,018.36	4.125%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	620	Not Applicable	45.894%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated xx/XX/2021 the subject mortgage was originated on xx/XX/2021 with lender xx on xx/XX/2021.
No active judgments or liens have been found.
Tax for the year 2020 has been paid on xx/XX/2020 in the amount of $1,547.73.Combined annual tax of 2021 is due on xx/XX/2021 in the amount of $1,558.54.	According to the payment history as of xx/XX/2021 the last payment date was filed on xx/XX/2021 and the next due date for payment is xx/XX/2021. The P&I are in the amount of $1,018.36 and PITI is in the amount of $1,409.24. The UPB reflected as per the payment history is in the amount of $xx.	xx:The loan is performing.xx for default is unavailable.
According to the payment history as of xx/XX/2021 the last payment date was filed on xx/XX/2021 and the next due date for payment is xx/XX/2021. The P&I are in the amount of $1,018.36 and PITI is in the amount of $1,409.24. The UPB reflected as per the payment history is in the amount of $xx.
No information has been found related to foreclosure and bankruptcy. No information has been found related damage or repairs. xx:xx:xx	Not Applicable	Mortgage Insurance	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: N.A. Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Amount of Secondary Lien(s): $x.xx. Loan Amount: $xx. CLTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: x.xxx% Variance %: x.xxxxx% Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. CLTV = xx.xxx%. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule as the loan is failed for QM safe Harbor threshold test as APR (5.229%) is exceeded APOR (4.390%) by 0.839%. The APR threshold is 4.390% and the subject loan is escrowed one.

Qualified Mortgage Safe Harbor Threshold: FAIL     Charged: 5.229%    Allowed: 4.390%    Over by: +0.839%"
* FHA Disclosure (Lvl 3)     "Evidence of Case Assignment is missing in the loan file."
* Intent to Proceed Missing  (Lvl 3)     "The Borrower's Intent to proceed is missing in loan file."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows, Uninsurable - the loan is considered a 90 day flip. Appraisal report available in the loan file reflects the subject sold with a group of other properties to current investor on 12/XX/2020. Elevated for client review. Subject's current sales price is $xx, appraisal report dated 04/XX/2021 reflects subject had prior sale for $xx with a group of other properties to current investor on 12/XX/2020 and subject is in C3 condition (Kitchen updated one to five years ago; bathrooms not updated. The subject is in good condition and has been well maintained)."
* Loan officer signature missing on final HUD/VA Addendum to Uniform Residential Loan Application. Please provide a copy to satisfy this condition. (Lvl 3)     "Final HUD/VA Addendum to Uniform Residential Loan Application is missing in the loan file."
* MI, FHA or MIC missing and required (Lvl 3) "MI Certificate is missing in the loan file."	* Higher Price Mortgage Loan (Lvl 2) "This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL      Charged: 5.229%      Allowed: 4.740%     Over by: +0.489%"
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.894% as the Borrower income was $4,823.59 and total expenses are in the amount of $2,213.74 per AUS/DU (Locator#xx) and its recommendation is “Approve/Eligible with 45.89%.”."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
4428595	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,010.50	2.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	812	809	19.730%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the pro-title dated xx/XX/2021 reflects that the subject mortgage was originated on xx/XX/2020 with the lender MERS as nominee for xx, LLC in the amount of $xx, which was recorded on xx/XX/2020.
No assignment has been found. The current assignment is with the lender MERS as nominee for xx .
No active liens and judgments have been found.
Annual combined taxes of 2020 have been exempted.	The whole payment history is missing from the loan file. Hence, unable to determine the last transaction details, next due date, and current UPB of the loan. Also, the payment history tape data does not show any details.	xx:As per the seller’s tape data, the current legal status of the loan is performing.
The whole payment history is missing from the loan file. Hence, unable to determine the last transaction details, next due date, and current UPB of the loan. Also, the payment history tape data does not show any details.
The collection comment is missing from the loan file. Hence, the covid review is not done.
No foreclosure activity has been found in the loan file.
No pertaining bankruptcy-related details have been found.
Unable to determine the current condition and occupancy of the subject property.
As per the final application, the borrower is working at xx as a xx for 21 months. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Original CLTV Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| -x.xxx% |----| -x.xxxxx% Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. CLTV = xx.xxx%. Tape Source: Initial Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: -x.xxx% Variance %: -x.xxxxx% Comment: Collateral Value used for Underwriting: $XXX,XXXX. Loan Amount: $XXX,XXXX. LTV = XX.XXX%. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows,the Issue AUS case file ID is associated with a different property."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Missing a Rate Lock Agreement signed by Borrower(s) or memorialized comment by the Loan Officer."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
98237837	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,113.50	08/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,093.87	4.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	744	687	46.468%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the pro-title dated xx/XX/2021 reflects that the subject mortgage was originated on xx/XX/2018 with the lender MERS as nominee for xx in the amount of $xx, which was recorded on xx/XX/2018.
No assignment has been found. The current assignment is with the lender MERS as nominee for xx.
There are multiple prior civil judgments against the borrower xx filed by the different plaintiffs for the total amount of $xx which were recorded on different dates.
There are two prior hospital liens open against the borrower xx filed by the xx  for the amount of $xx which were recorded on xx/XX/2011 and xx/XX/2013 respectively.
There are multiple civil judgments against the borrower xx filed by the different plaintiffs for the total amount of $xx which were recorded on different dates.
There is a UCC lien open against the borrower xx filed by xx  LLC for the amount of $1.00 which was recorded on xx/XX/2020.
There are multiple child support liens open against the borrower xx filed by the xx for the total amount of $xx which were recorded on different dates.
There are multiple prior state tax liens open against the borrower xx filed by the Commissioner of Taxation for the total amount of $xx which were recorded on different dates.
Annual combined taxes of 2020 have been paid on xx/XX/2021 in the amount of $8,113.50.
No prior years delinquent taxes have been found.	According to a review of the payment history as of xx/XX/2021, the borrower is performing with the loan and the next due date for the regular payment is xx/XX/2021. The last payment was received on xx/XX/2021 total in the amount of P&I $1,093.87 with the rate of interest of 4.99%, which was applied for the due date of xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.	xx:According to the review of the servicing comments, the borrower is performing with the loan.
According to a review of the payment history as of xx/XX/2021, the borrower is performing with the loan and the next due date for the regular payment is xx/XX/2021.  The last payment was received on xx/XX/2021 total in the amount of P&I $1,093.87 with the rate of interest of 4.99%, which was applied for the due date of xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.
As per the comment dated xx/XX/2020, the borrower's income was impacted due to the COVID-19. The borrower was approved for the 3 months of forbearance plan which was started from xx/XX/2020 to xx/XX/2020 with the monthly payment of $1,093.87.
No foreclosure activity has been found.
No pertaining bankruptcy-related details have been found.
No evidence related to occupancy and the current condition of the subject property has been found in the available months of servicing comments. No damage pertaining to the subject property has been found.
As per the final application, the borrower is working at xx as a xx for 138 months. xx:xx:xx	Not Applicable	Field: Post-Close DTI per xxxx Loan Value: xx.xxx% Tape Value: xx.xxx% |---| -x.xxx% |----| -x.xxxxx% Comment: The DTI per xxxx is xx.xxx%. Tape Source: Initial Tape Type:
																																																																																				Field: Post-Close Housing Ratio per xxxx Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: x.xxx% Variance %: x.xxxxx% Comment: The post close housing ratio per xxxx is xx.xxx%. Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "Subject approved as xx but per tape defect may be xx. There is a lease agreement in file for subject but taking a conservative approach that seller defect and repurchase overrides any docs in file. Elevated for client review."	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Missing valid COC for a fee increase on CD dated 07/XX/2018. LE dated 05/XX/2018 reflects a Points - Loan Discount Fee of $3,156.00, however, CD dated 07/XX/2018 reflects the Points - Loan Discount Fee of $3,315.00. This is a fee increase of $159.00 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."	* ComplianceEase Exceptions Test Failed (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 46.468% as the Borrower income was $7,290.65 and total expenses are in the amount of $3,387.85 per AUS/DU (Locator#xx) and its recommendation is “Accept with 46%.”."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
90376253	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other	$0.00	$1,068.54	09/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$321.54	2.875%	360	xx	xx	VA	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	xx	xx	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	629	Not Applicable	49.497%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the Updated title report dated xx/XX/2021 reflects that the subject mortgage was originated on xx/XX/2021 with the MERS as nominee for xx in the amount of $xx, which was recorded on xx/XX/2021 Instrument# xx.
The chain of the assignment has been completed.
There is senior mortgage active in the favor of xx Corporation in the amount of $xx which was recorded on xx/XX/1999.
There is Municipal active against the subject property in the favor of xx in the amount of $0.00 which was recorded on xx/XX/1992. xx taxes for the year of 2021 are due on xx/XX/2022 in the amount of $560.91. xx taxes for the year of 2021 are due on xx/XX/2022 in the amount of $507.63.
No prior year’s delinquent taxes have been found.	According to a review of the payment history as of xx/XX/2021, the borrower is currently performing with the loan and the next due date for the regular payment is xx/XX/2021. The last payment was received on xx/XX/2021 total in the amount of PITI $507.90 which includes P&I $321.54 with the rate of interest 2.875%, which was applied for the due date of xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.	xx:xx of loan is currently performing. As per the payment history as of xx/XX/2021, the borrower is currently performing with the loan and the next due date for the regular payment is xx/XX/2021. The last payment was received on xx/XX/2021 total in the amount of PITI $507.90 which includes P&I $321.54 with the rate of interest 2.875%, which was applied for the due date of xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.
The loan was originated in xx/XX/2021. However, required collection comments are missing from xx/XX/2021 to xx/XX/2021. xx review is not performed as latest collection comments are missing. xx has been working at xx as xx for 2 years.
Unable to be determine occupancy and current condition of subject property. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Original CLTV Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| -x.xxx% |----| -x.xxxxx% Comment: Tape Source: Initial Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Post-Close Housing Ratio per xxxx Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: x.xxx% Variance %: x.xxxxx% Comment: Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Per tape, VA loan we closed - but borrower has no VA Entitlement due to prior entitlement used and Bonus Entitlement not available at this loan amount. Elevated for client review."
* Missing or error on the Rate Lock Document (Lvl 3)     "Missing a Rate Lock Agreement signed by Borrower(s) or memorialized comment by the Loan Officer."
																																																																																							* VA Disclosures (Lvl 3) "VA Loan Guaranty Certificate is missing in the loan file."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.497% as the Borrower income was $2,927.26 and total expenses are in the amount of $1,448.90 per AUS/DU (Locator#xx) and its recommendation is “Approve/Eligible with 49.50%.”."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
72700018	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$3,984.64	08/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$961.26	2.500%	360	xx	xx	FHA	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	666	Not Applicable	47.195%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2021 and was recorded on xx/XX/2021, in the amount of $xx, with MERS as nominee for xx, with Instrument#xx.
The chain of assignment has been completed; currently, the assignment is with MERS as nominee for xx.

There is a senior mortgage against the subject property in the favor of MERS as nominee for xx, which was originated on xx/XX/2021 and was recorded on xx/XX/2021 in the amount of $xx.

No active judgments or liens have been found against the borrower.
Annual county taxes of 2020 have been paid on xx/XX/2020 in the amount of $3,984.65.	According to the payment history as of xx/XX/2021, the borrower is performing with the loan. The last payment was received on xx/XX/2021 which was applied for the due date of xx/XX/2021 and the next due date for payment is xx/XX/2021. The P&I is in the amount of $961.26 and PITI is in the amount of $1,614.27. The UPB reflected as per the payment history is in the amount of $xx.	xx:As per the comment history, the borrower is performing with the loan.
According to the payment history as of xx/XX/2021, the borrower is performing with the loan. The last payment was received on xx/XX/2021 which was applied for the due date of xx/XX/2021 and the next due date for payment is xx/XX/2021. The P&I is in the amount of $961.26 and PITI is in the amount of $1,614.27. The UPB reflected as per the payment history is in the amount of $xx.
The reason for default is unable to be determined from the latest servicing comments.
No comment has been found stating that borrower’s income is impacted due to Covid-19.
No evidence has been found regarding damage or repairs in the latest servicing comments.
Currently, the borrower is working at the xx as a xx from 10.0 years. xx:xx:xx	Not Applicable	Affiliated Business Disclosure Right of Rescission	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: NA. Tape Source: Initial Tape Type:
Field: Original Appraised Value   Loan Value: $xxxxxx.xx   Tape Value: $xxxxxx.xx   Variance: $xxxxx.xx   Variance %: xx.xxxxx%   Comment: Original Appraisal Dated xx/XX/xxxx reflects Appraised value as $xx.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xx (Days)   Variance %:    Comment: The Note reflects the Original Note Doc Date as xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: No Cash-Out Tape Value: Change in Rate/Term Variance: Variance %: Comment: Final Application reflects Purpose of refinance as No Cash-out. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "This loan has failed Charges That In Total Cannot Increase More Than 10% Test.
Comparable Fee Amount is $1,199.00 and Final Fee Amount is $1,523.24, the difference is of $324.24, which is greater than 10%."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape reflects the following issue where the loan is FHA uninsurable due to reinstated of FHA Case number. However Case number was taken from the previous uninsurable loan to close the current loan. Hence Case number was canceled due to which HUD refused to reinstate the case number."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "Required Affiliated business disclosure is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan has failed Reimbursement Amount Validation Test and Consummation or Reimbursement Date Validation Test."
* Qualified Mortgage DTI exceeds 43% (Lvl 2)     "The loan has a qualified mortgage DTI of 47.200 % the borrowers total income is $4,614.01 and the total expenses are in the amount of $2,177.60 and the loan was underwritten by AUS/DU(xx) and its recommendation is “Approve/Eligible” with a DTI of 47.200%."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "Right or Rescission is missing from the loan documents."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
33317682	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$292.77	10/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,365.12	3.990%	360	xx	xx	VA	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	627	660	59.334%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2019 with the lender MERS as nominee for xx for the amount of xx which was recorded on xx/XX/2019. Chain of assignment has been completed. Last assignment is with thexx. There is one civil judgment against the borrower in the favor of xx for the amount of $4771.08 which was recorded on xx/XX/2021. There is one renewed judgment against the borrower in the favor of xx which was recorded on xx/XX/2021. Combined annual taxes for the year of 2020 have been paid in the amount of $292.77. No prior year delinquent taxes have been found.	According to the payment history as of xx/XX/2021, the borrower is delinquent from 15 months and next due date is xx/XX/2020. The last payment was received on xx/XX/2021 in the amount of $3109.13. Current P&I is $2365.12 and the interest rate of 3.990%. The new UPB is reflected in the amount of $xx.	xx:The loan is in the collection.
 According to the payment history as of xx/XX/2021, the borrower is delinquent from 15 months and next due date is xx/XX/2020. The last payment was received on xx/XX/2021 in the amount of $3109.13. Current P&I is $2365.12 and the interest rate of 3.990%. The new UPB is reflected in the amount of $xx.
As per the comment dated xx/XX/2020, the borrower’s income impacted by covid-19. Currently, the borrower is working at xx as a xx from 16 years. The loan was not modified since origination. No foreclosure activity has been found. No bankruptcy details have been found. Subject property is owner occupied. No damage and repairs have been found. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Not applicable. Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: xx/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xxx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Post-Close DTI per xxxx Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: -x.xxx% Variance %: -x.xxxxx% Comment: Post Close DTI is xx.xxx%. Tape Source: Initial Tape Type:	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 59.33% as the Borrower’s income was $xx and total expenses are in the amount of $9202.13 and the loan was underwritten by AUS/DU (Locator# xx) and its recommendation is "Approve/Eligible" with a DTI of 59.334%."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
12203812	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$742.38	08/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,106.96	3.625%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	47.085%	First	Short Form Policy	Not Applicable	Not Applicable	09/XX/2021	$484,809.43	Not Applicable	3.625%	$1,914.63	09/XX/2021	Financial Hardship	The review of the pro-title dated xx/XX/2021 reflects that the subject mortgage was originated on xx/XX/2020 with the lender MERS as nominee for xx, which was recorded on xx/XX/2020.

No chain of assignment has been found.

No active liens and judgment have been found.
County 1st installment of tax for the year of 2021 has been paid in the amount of $742.37 on xx/XX/2021.
County 2nd installment of tax for the year of 2021 has been due in the amount of $742.38 on xx/XX/2021.	According to the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment received on xx/XX/2021, the payment applied date was xx/XX/2021 and the next due date for payment is xx/XX/2021. The P&I is in the amount of $1914.63 and PITI is in the amount of $2575.60. The UPB reflected as per the payment history is in the amount of xx.	xx:The loan is performing. According to the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment received on xx/XX/2021, the payment applied date was xx/XX/2021 and the next due date for payment is xx/XX/2021. The P&I is in the amount of $1914.63 and PITI is in the amount of $2575.60. The UPB reflected as per the payment history is in the amount of xx.
As per the comment dated xx/XX/2020, the reason for default is unemployment due to coivd-19. The subject property is occupied by the owner. No comments have been found for damage or repairs. xx:xx:xx	According to the modification, the loan was modified on xx2021 in between the borrower and lender. The new modified principal balance per modification is in the amount of $xx with interest rate starting at 3.625 % and borrower promises to pay P&I in the amount of $1,914.63 beginning on 9/XX/2021. The maturity date reflects per modification is 8/XX/2061.	Credit Report Missing or error on the Rate Lock Transmittal (1008)	Field: Borrower #x Middle Name Loan Value: A Mendez Tape Value: MENDEZ |---| |----| Comment: As per Tape data, Borrower #x Middle Name reflect Mendez. However, Note document reflect A Mendez. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -x (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xxx   Tape Value: xxx   Variance: -xxx   Variance %: -xx.xxxxx%   Comment: As per Tape data, Loan Original MNaturity Term Months reflect xxx. However, Note document reflect xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Change in Rate/Term Tape Value: No Cash-Out Variance: Variance %: Comment: Purpose of Refinance per Application reflect Change in Rate / Term. Tape Source: Initial Tape Type:	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."
* Transmittal (1008) is Missing (Lvl 3) "Transmittal summery (1008) is missing from the loan documents."	* Missing credit report (Lvl 2) "Credit report is missing in loan file."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 47.085%, the Borrower income was $9,636.36 and total expenses are in the amount of $4,545.33 and the loan was underwritten by AUS/DU (xx) and its recommendation is “Approve/Eligible” with a DTI of 47.09%."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
81167216	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$4,452.10	09/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,375.96	3.750%	360	xx	xx	FHA	Fixed	Cash Out	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	641	Not Applicable	54.677%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2021 and was recorded on xx/XX/2021, in the amount of $xx, with MERS as nominee for xx, with Book/Page#xx.

The chain of assignment has been completed; currently, the assignment is with MERS as nominee for xx.
There is a senior mortgage against the subject property in the favor of “xx”, which was originated on xx/XX/2013 and was recorded on xx/XX/2014 in the amount of $xx.

No active judgments or liens have been found against the borrower.
1st and 2nd installments county taxes of 2021/2022 have been due on xx/XX/2021 and xx/XX/2021 in the total amount of $4,452.10.	According to the payment history as of xx/XX/2021, the borrower is performing with the loan. The last payment was received on xx/XX/2021 which was applied for the due date of xx/XX/2021 and the next due date for payment is xx/XX/2021. The P&I is in the amount of $1,375.96 and PITI is in the amount of $2,053.99. The UPB reflected as per the payment history is in the amount of $xx.	xx:As per the comment history, the borrower is performing with the loan.
According to the payment history as of xx/XX/2021, the borrower is performing with the loan. The last payment was received on xx/XX/2021 which was applied for the due date of xx/XX/2021 and the next due date for payment is xx/XX/2021. The P&I is in the amount of $1,375.96 and PITI is in the amount of $2,053.99. The UPB reflected as per the payment history is in the amount of $xx.
The reason for default is unable to be determined from the latest servicing comments.
No comment has been found stating that borrower’s income is impacted due to Covid-19.
No evidence has been found regarding damage or repairs in the latest servicing comments.
Currently, the borrower is working at the xx as a xx from 24.0 years. xx:xx:xx	Not Applicable	Mortgage Insurance	Field: Age of Loan Loan Value: x Tape Value: x |---| -x |----| -xx.xxxxx% Comment: As per Tape data, Age of Loan reflect x months. However, Audit Value reflect x. Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: $xxxxxx.xx   Tape Value: $xxxxxx.xx   Variance: $xxxx.xx   Variance %: x.xxxxx%   Comment: As per Tape data, Original Appraised Value reflect $xx. However, Appraisal document reflect $xxx,xx.xx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Amount of Secondary Lien: $xxx.xx. Loan Amount: $xx. CLTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. LTV (CLTV) = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: x.xxx% Variance %: x.xxxxx% Comment: Total Original T&I for Debt Ratios: (Real Estate Taxes $XXX.XX + Hazard Insurance $XX.XX + Flood Insurance $XX.XX + MI $XXX.XX + HOA Dues $XX.XX ) equals $XXX.XX. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "This loan failed Charges That Cannot Increase Test due to fee increase in the Final CD. Initial LE dated 4/XX/2021 reflects Transfer Taxes at $869.00 & Final CD dated reflects the same fee at $961.63. This is increase in fee by +$92.63. Valid COC is missing."
* MI, FHA or MIC missing and required (Lvl 3) "Mortgage Insurance Certificate is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed “Qualified Mortgage Safe Harbor Threshold Test” APR calculated is 4.506%. APR threshold is 4.280%. Over by +0.226%."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed “ComplianceEase Higher Priced Mortgage Loan Test”. APR calculated is 4.506%. APR threshold is 4.280%. Over by +0.226%. Missing Higher Priced Mortgage Loan Disclosure signed by Borrower. The loan is escrowed."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed Qualified Mortgage DTI Threshold Test as this loan has a qualified mortgage DTI of 54.677%, the Borrower income is $8,229.00 and total expenses are in the amount of $4,499.350 and the loan is under written by AUS/DU (xx) and its recommendation is “Approve/Eligible” with a DTI of 54.68%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
62087972	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,602.87	09/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$973.63	2.875%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	675	Not Applicable	49.971%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the Updated title report dated xx/XX/2021 reflects that the subject mortgage was originated on xx/XX/2021 with the lender MERS as nominee for xx in the amount of $xx, which was recorded on xx/XX/2021 Instrument#xx
The chain of the assignment has been completed.
No active liens and judgments have been found against the borrower and the property.
Combined 1st half taxes for the year of 2021 have been paid on xx/XX/2021 in the amount of $1502.09.
Combined 2nd half taxes for the year of 2021 are due on xx/XX/2021 in the amount of $1602.87.
No prior year’s delinquent taxes have been found.	According to a review of the payment history as of xx/XX/2021, the borrower is currently performing with the loan and the next due date for the regular payment is xx/XX/2021. The last payment was received on xx/XX/2021 total in the amount of PITI $1,515.33 which includes P&I $973.63 with the rate of interest 2.875%, which was applied for the due date of xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.	xx:According to the review of the servicing comments, the Status of loan is currently performing. As per the payment history as of xx/XX/2021, the borrower is currently performing with the loan and the next due date for the regular payment is xx/XX/2021. The last payment was received on xx/XX/2021 total in the amount of PITI $1,515.33 which includes P&I $973.63 with the rate of interest 2.875%, which was applied for the due date of xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.
No comments have been found regarding reason for default.
The borrower xx has been working at xx as Owner for 10 years.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No damage pertaining to the subject property has been found. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	Field: Age of Loan Loan Value: x Tape Value: x |---| -x |----| -xx.xxxxx% Comment: NA Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral Value used for Underwriting:$xx. Amount of Secondary Lien:$xx.xxx. Loan Amount:$xx. CLTV =xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral Value used for Underwriting:$xx. Loan Amount:$xx. LTV =xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value:xx Variance: Variance %: Comment: Note document dated xx/XX/xxxx reflects property address as xx. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan fails Revised Closing Disclosure Delivery Date test. Revised Closing Disclosure dated 03/XX/2021 is not signed by the borrower and method of delivery is Mail. However, receipt date of discloser is 4/XX/2021 which is after consummation date 3/XX/2021. Document tracker is also missing for this disclosure."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% Tolerance test. Initial LE dated 10/XX/2020 reflects Transfer Taxes at $943.00. However, Final CD dated 03/XX/2021 reflects the addition of Transfer Taxes at $0.99 (Paid by Lender). This is an increase of $0.99 for charges that cannot increase 0% tolerance test. Valid COC for the addition of Loan Origination Fee is missing from loan documents."
* MI, FHA or MIC missing and required (Lvl 3)     "This is FHA loan. However, MI certificate is missing from the loan file."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate Lock agreement is missing from loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.97%, the Borrower income was $4,481.58 and total expenses are in the amount of $2,239.47 and the loan was underwritten by DU (Locator# xx) and its recommendation is “Approve/Eligible” with a DTI of 49.97%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
73130802	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,898.62	08/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$798.11	2.750%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	689	Not Applicable	35.149%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2020 and was recorded on xx/XX/2020, in the amount of $xx, with MERS as nominee for xx, with Instrument#-xx.

The chain of assignment has been completed; currently, the assignment is with  MERS as nominee for xx.

No active judgments or liens have been found against the borrower.
1st and 2nd installments county taxes of 2020 have been paid on xx/XX/2020 and xx/XX/2021 in the total amount of $2,898.62.	According to the payment history as of xx/XX/2021, the borrower is performing with the loan. The last payment was received on xx/XX/2021 which was applied for the due date of xx/XX/2021 and the next due date for payment is xx/XX/2021. The P&I is in the amount of $798.11 and PITI is in the amount of $1,044.92. The UPB reflected as per the payment history is in the amount of $xx.	xx:As per the comment history, the borrower is performing with the loan.
According to the payment history as of xx/XX/2021, the borrower is performing with the loan. The last payment was received on xx/XX/2021 which was applied for the due date of xx/XX/2021 and the next due date for payment is xx/XX/2021. The P&I is in the amount of $798.11 and PITI is in the amount of $1,044.92. The UPB reflected as per the payment history is in the amount of $xx.
The reason for default is unable to be determined from the latest servicing comments.
No comment has been found stating that borrower’s income is impacted due to Covid-19.
No evidence has been found regarding damage or repairs in the latest servicing comments.
Currently, the borrower is working at the xx as a xx from 24.0 years. xx:xx:xx	Not Applicable	Origination Appraisal	Field: Original CLTV Ratio Percent Loan Value: xx.xxx% Tape Value: x.xxx% |---| xx.xxx% |----| xx.xxxxx% Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. CLTV = xx.xxx%. Tape Source: Initial Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Lower rate or term   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment: Final Application and Final DU reflect Lower Rate or Term.   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Remaining Term Loan Value: xxx Tape Value: xxx Variance: -x Variance %: -x.xxxxx% Comment: The Note reflects the Sated Remaining Term as xxx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Missing Appraisal (Lvl 2) "Appraisal report is missing from the loan file."	* Settlement date is different from note date (Lvl 1) "Final CD reflects closing date as 9/XX/2020. Borrower(s) signature date on the Mortgage/Deed of Trust is 9/XX/2020. Note date is 9/XX/2020."	Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
31290240	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,487.00	09/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$744.29	2.875%	360	xx	xx	USDA	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	735	Not Applicable	35.784%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2020 with lender MERS as nominee for xx, and recorded on xx/XX/2020 for the amount of $xx.
 The chain of assignment has not been completed. No latest assignment has been found.
There are no active liens and judgments against the borrower.
Taxes for the year 2020-21 have been paid in the amount of $1487.00. No prior year tax delinquency have been found.	According to the payment history as of dated xx/XX/2021, the borrower is regular with the payment and the next due date is xx/XX/2021. The last payment was received on xx/XX/2021 for the amount of $1014.92xx. The monthly P&I is in the amount of $744.29 with an interest rate of 2.875%. The current UPB is reflected in PH for the amount of $xx.	xx:The current status of the loan is performing. According to the payment history as of dated xx/XX/2021, the borrower is regular with the payment and the next due date is xx/XX/2021. The last payment was received on xx/XX/2021 for the amount of $1014.92xx. The monthly P&I is in the amount of $744.29 with an interest rate of 2.875%. The current UPB is reflected in PH for the amount of $xx.
No comments have been found regarding the foreclosure and bankruptcy. The occupancy is unable to be determined. No comments have been found regarding the property damage or repair. No comments have been found regarding the income impacted due to covid-19. xx:xx:xx	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock Mortgage Insurance	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Loan Documentation Type   Loan Value: Full Documentation   Tape Value: Streamline Refinance   Variance:    Variance %:    Comment: Final application reflects loan documentation type as full documentation.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xx (Days)   Variance %:    Comment: The note reflects original note doc date as x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xxx.xxx% Tape Value: xxx.xxx% Variance: x.xxx% Variance %: x.xxxxx% Comment: As per appraisal original standard LTV is xxx.xxx%. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Loan closed with the property inspection wavier. However,the property inspection wavier is missing from loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape reflects, subject loan is Uninsurable due to loan closed with loan amount greater than the conditional commitment."
* MI, FHA or MIC missing and required (Lvl 3)     "USDA Guaranty certificate is missing from loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock document is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
30785693	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,146.94	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,007.34	5.625%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	4 Family	xx	xx	Investor	Yes	Yes	No	677	Not Applicable	44.068%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the Updated title report dated xx/XX/2021 reflects that the subject mortgage was originated on xx/XX/2019 with the lender MERS as nominee for xx in the amount of $xx, which was recorded on xx/XX/2019 Instrument xx.
The chain of the assignment has been completed.
There are 12 state tax liens active against the borrower in the favor of State of xx of Taxation in the amount of $xx which was recorded on xx/XX/2020, xx/XX/2020, xx/XX/2020 and xx/XX/2020.
Combined 1st half taxes for the year of 2020 have been paid on 01/XX/2021in the amount of $3573.47.
Combined 2nd half taxes for the year of 2021 have been paid on xx/XX/2021 in the amount of $3573.47.	According to seller's tape data payment history as of xx/XX/2021, the borrower is currently performing with the loan and the next due date for the regular payment is xx/XX/2021. The last payment was received total in the amount of PITI $1,998.60 which includes P&I $1,007.34 with the rate of interest 5.625%, which was applied for the due date of xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.	xx:According to the review of the servicing comments, the Status of loan is currently performing. As per the seller's tape data payment history as of xx/XX/2021, the borrower is currently performing with the loan and the next due date for the regular payment is xx/XX/2021. The last payment was received total in the amount of PITI $1,998.60 which includes P&I $1,007.34 with the rate of interest 5.625%, which was applied for the due date of xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.
No comments have been found regarding reason for default.
The borrower xx has been working at xx as xx of xx & xx for 5 years.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No damage pertaining to the subject property has been found. xx:xx:xx	Not Applicable	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: N.A. Tape Source: Initial Tape Type:
Field: Original Note Doc Date   Loan Value: xx/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xx (Days)   Variance %:    Comment: Original Note reflects doc date as xx/XX/xxxx   Tape Source: Initial   Tape Type:
																																																																																				Field: Post-Close DTI per xxxx Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: x.xxx% Variance %: x.xxxxx% Comment: The Borrower's income is $xxxx.xx after subject loan the proposed amount $xxx.xx and total Non-Housing payments is $xxxx.xx hence, the calculated DTI ratio is xx.xxx% Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Seller defect shows, property condition is not acceptable for curative refinance. Appraisal in file is as is; property appears to be in average condition."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
2475454	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,528.52	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$431.38	3.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	649	Not Applicable	33.520%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2021 shows that the subject mortgage was originated on xx/XX/2021 with the lender MERS as nominee for xx which was recorded on xx/XX/2021.
The chain of the assignment has not been found.
No active judgments or liens have been found.
Taxes of 2020 have been paid in the amount of $1,467.39.	As per the payment history tape data as of dated xx/XX/2021 the borrower is current with the loan and the next due date per tape is xx/XX/2021. The monthly interest rate per tape is 3.250%. The current UPB is reflected in the tape is in the amount of $xx.	xx:The comment history is missing from the loan file.
Currently, the loan is in performing and the borrower is current with the loan and the next due date per tape is xx/XX/2021. The monthly interest rate per tape is 3.250%. The current UPB is reflected in the tape is in the amount of $xx.
The reason for default is unable to be determined.
The occupancy and the current status of the property is unable to be determined. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: x Tape Value: x |---| -x |----| -xx.xxxxx% Comment: NA Tape Source: Initial Tape Type:
Field: Post-Close DTI per xxxx Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: x.xxx% Variance %: x.xxxxx% Comment: The Final Application reflects the Post-Close DTI per xxxx as xx.xxx%. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the QM points and fees test due to one of the following findings due to the loan is subject to the ability to repay requirements under Regulation Z and the points and fees exceed 3% of the total Loan amount.
Due to QM Points and Fees Inclusion, Mortgage Broker Fee (Indirect) $2,725.80, Underwriting Fee paid by Borrower: $950.00, Comparison Data is $3308.00 and their variance is +$367.80.

This loan has points and fees that exceed the points and fees threshold due to the loan amount is $xx and the transaction's total points and fees is $3,675.80, which exceeds $3,308.00."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "This loan failed the revised closing disclosure delivery date test (no waiting period required) due to The revised closing disclosure receipt date is 6/XX/2021 and the revised closing disclosure receipt date is after the consummation date, or closing / settlement date if no consummation date is 6/XX/2021, of the transaction."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase test. Initial LE dated 5/XX/2021 reflects Transfer Taxes at $709.00. However, Post CD dated 6/XX/2021 reflects Transfer Fee Taxes at $1535.20 (Transfer Taxes of $709.20 Paid by Buyer and $826.00 Paid by Seller). This is an increase of $826.20 for charges that cannot increase."
* Loan does not conform to program guidelines (Lvl 3)     "Seller shows non warrantable condominium property."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
74112693	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,070.71	3.250%	360	xx	xx	VA	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	xx	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	No	Not Applicable	No	Unavailable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2021 shows that the subject mortgage was originated on xx/XX/2019 with the lender MERS as nominee for xx Funding which was recorded on xx/XX/2019.
The chain of the assignment has not been found.
No active judgments or liens have been found.
No prior year delinquent taxes have been found.	As per the payment history tape data as of dated xx/XX/2021 the borrower is current with the loan and the next due date per tape is xx/XX/2021. The monthly interest rate per tape is 3.250%. The current UPB is reflected in the tape is in the amount of $xx.	xx:The comment history is missing from the loan file.
Currently, the loan is in performing and the borrower is current with the loan and the next due date per tape is xx/XX/2021. The monthly interest rate per tape is 3.250%. The current UPB is reflected in the tape is in the amount of $xx.
The reason for default is unable to be determined.
The occupancy and the current status of the property is unable to be determined. xx:xx:xx	Not Applicable	Credit Report
Flood Certificate
Hazard Insurance
Initial 1003_Application
Missing Dicsloures
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Origination Appraisal	Field: Age of Loan Loan Value: xx Tape Value: xx |---| -x |----| -x.xxxxx% Comment: NA. Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xxx.xxx%   Tape Value: xxx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx.Amount of Secondary Lien(s): $x.xx. Loan Amount: $xx.CLTV=xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xxx.xxx% Tape Value: xxx.xxx% Variance: -x.xxx% Variance %: -x.xxxxx% Comment: Collateral Value used for Underwriting: $xx Loan Amount: $xx LTV =xx.xxx%. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "This loan failed the Pennsylvania license validation test;
The Pennsylvania HB 2179 requires non-exempt mortgage lenders engaged in the business of making mortgage loans to be licensed, effective November 5th, 2008.
The Pennsylvania Mortgage Lender License and Pennsylvania Exemption Letter (Mortgage Act) are not available for loans with a closing date before November 5th, 2008. Additionally, the Pennsylvania First Mortgage Banker License, Pennsylvania Secondary
Mortgage Loan License, Pennsylvania Unlicensed (Subordinate Lien), and Pennsylvania Exemption Letter are not available for loans with a closing date on or after January 1st, 2009."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3)     "ComplianceEase TRID tolerance is not tested due to Initial LE and Initial CD is missing from loan documents."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership Counselling disclosure is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 3)     "Intent to Proceed is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "In order to qualify for a VA IRRRL, a VA loan must be seasoned for at 210 days and you must have made your mortgage payment for at least 6 consecutive months. The 210 day countdown begins from the due date of your first mortgage payment. However, seller tape reflects, VA seasoning on Refinance."
* Missing Appraisal (Lvl 3)     "Appraisal Report is missing from the loan documents."
* Missing flood cert (Lvl 3)     "Flood Certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 3)     "Initial Application(1003) is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial Closing Disclosure is missing from the loan documents."
* Missing Initial LE (Lvl 3)     "Initial Loan Estimate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate Lock agreement is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 3)     "Proof of Hazard Insurance is missing from the loan documents."
																																																																																							* Missing Required Disclosures (Lvl 3) "Written List of Service Provider list is missing from the loan documents."	* Missing credit report (Lvl 2) "credit report is missing in loan file."		Moderate	Pass	Pass	No Result	Not Covered	Pass	Fail	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
11554184	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,249.07	09/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$560.96	3.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	663	Not Applicable	41.996%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2021 with lender MERS as nominee for xx and recorded on xx/XX/2021 for the amount of $xx.
The chain of assignment has not been completed. No latest assignment has been found.
There are no active liens and judgments found against the borrower.
Taxes for the year 2020 have been paid in the amount of $2249.07. No prior year tax delinquency have been found.	According to the payment history as of xx/XX/2021, the borrower is regular with the payment and the next due date is xx/XX/2021. The last payment was received on xx/XX/2021 for the amount of $958.80xx. The monthly P&I is in the amount of $560.96 with an interest rate of 3.125%. The current UPB is reflected in PH for the amount of $xx.	xx:As per the review of PH, the current status of the loan is performing. According to the payment history as of xx/XX/2021, the borrower is regular with the payment and the next due date is xx/XX/2021. The last payment was received on xx/XX/2021 for the amount of $958.80xx. The monthly P&I is in the amount of $560.96 with an interest rate of 3.125%. The current UPB is reflected in PH for the amount of $xx. Unable to determine the occupancy status as the latest CH is missing. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: x Tape Value: x |---| -x |----| -xx.xxxxx% Comment: As per Tape data ,age of loan is x.However it reflects x. Tape Source: Initial Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: As per Tape data ,Post Close DTI is xx.xxx%.However Final Application documents reflects as xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Post-Close Housing Ratio per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: As per Tape data ,Post Close Housing Ratio is xx.xxx %.However Final Application documents reflects as xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx Variance: xx (Days) Variance %: Comment: "As per Tape data ,Stated Maturity Date isx/XX/xxxx .However Note documents reflects it x/XX/xxxx. " Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "TRID Violation in Charges that Cannot Increase test due to increase of fee in Initial CD dated 3/XX/2021. Initial LE dated 2/XX/2021 does not reflects Points - Loan Discount Fee. However, Initial CD dated 3/XX/2021 reflects Points - Loan Discount Fee at $341.78. This is fee increase of $341.78 for 0% tolerance test fee. Valid COC for the increase in fee amount is missing in the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Seller defect shows loan was closed as LP Caution by mistake and is not eligible for sale to Freddie. The borrower has made all payments on time."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate Lock agreement is missing from loan documents."			Moderate	Pass	Pass	Pass	Pass	No Result	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
41556377	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$9,642.78	09/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,033.39	3.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Alternative	Yes	xx	xx	12.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	724	Not Applicable	75.478%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the Updated title report dated xx/XX/2021 reflects that the subject mortgage was originated on xx/XX/2020 with the MERS as nominee for xx in the amount of $xx, which was recorded on xx/XX/2020 Instrument xx.
The chain of the assignment has been completed.
There is junior mortgage active in the favor of xx in the amount of $xx which was recorded on xx/XX/2021.
County 1st half taxes for the year of 2021/2022 are due on xx/XX/2021 in the amount of $4,821.39.
County 2nd half taxes for the year of 2021/2022 are due on xx/XX/2022 in the amount of $4,821.39.
No prior year’s delinquent taxes have been found.	According to a review of the payment history as of xx/XX/2021, the borrower is currently performing with the loan and the next due date for the regular payment is xx/XX/2021. The last payment was received on xx/XX/2021 total in the amount of PITI $3,033.39 which includes P&I $3,033.39 with the rate of interest 3.250%, which was applied for the due date of xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.	xx:According to the review of the servicing comments, the Status of loan is currently performing. As per the payment history as of xx/XX/2021, the borrower is currently performing with the loan and the next due date for the regular payment is xx/XX/2021. The last payment was received on xx/XX/2021 total in the amount of PITI $3,033.39 which includes P&I $3,033.39 with the rate of interest 3.250%, which was applied for the due date of xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.
No comments have been found regarding reason for default. xx has been working at xx as xx for 29 years.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No damage pertaining to the subject property has been found. xx:xx:xx	Not Applicable	Missing DU/GUS/AUS Missing or error on the Rate Lock	Field: Last Payment Received Date Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx |---| x (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Original Note Doc Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -x (Days)   Variance %:    Comment: The Note reflects the Original Note Doc Date as x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: xx.xxx%   Variance %: xx.xxxxx%   Comment: Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx.xxx%, the Borrower income was $xx.xx and total expenses are in the amount of $x,xxx.xx and the loan was underwritten by AUS/DU (Locator#xx) and its recommendation is “Approve/Eligible” with a DTI of xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Post-Close Housing Ratio per xxxx Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: xx.xxx% Variance %: xx.xxxxx% Comment: Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx.xxx%, the Borrower income was $xx.xx and total expenses are in the amount of $x,xxx.xx and the loan was underwritten by AUS/DU (Locator#xx) and its recommendation is “Approve/Eligible” with a DTI of xx.xxx%. Tape Source: Initial Tape Type:	3: Curable	* Missing DU/GUS/AUS as required by guidelines (Lvl 3) "AUS/DU Report is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "A Rate Lock Agreement signed by the Borrower is Missing from the Loan Documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 45.16%. Pension Income not supported for 36 months which may push DTI over 75.478%. Additional debts. Unable to rely on documents in file and unable to calculated ATR."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
61541081	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$12,409.14	10/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,169.78	2.875%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	High Rise Condo (>=9 Stories)	xx	xx	Investor	Yes	Yes	No	Unavailable	Not Applicable	21.629%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2021 shows that the subject mortgage was originated on xx/XX/2021 with the lender MERS as nominee for xx which was recorded on xx/XX/2021.
The chain of the assignment has not been found.
No active judgments or liens have been found.
Taxes for the year 2021/2022 are due in the total amount of $xx on xx/XX/2021 and xx/XX/2022.	According to the payment history as of xx/XX/2021, the borrower is current with the loan and as per tape data the last payment was received on xx/XX/2021 which was applied for xx/XX/2021 and the next due date for the payment is xx/XX/2021. The P&I is in the amount of $3,169.78 and PITI is in the amount of $3,169.78. The UPB reflected is in the amount of $xx.	xx:As per the review of the servicing comments, currently, the loan is in performing and the borrower is current with the loan and as per tape data the last payment was received on xx/XX/2021 which was applied for xx/XX/2021 and the next due date for the payment is xx/XX/2021. The P&I is in the amount of $3,169.78 and PITI is in the amount of $3,169.78. The UPB reflected is in the amount of $xx.
The reason for default is unable to be determined.
No comments have been found regarding bankruptcy in the latest servicing comments.
No comments have been found regarding foreclosure in the latest servicing comments.
The subject property has been occupied by the owner. Recent servicing comments do not reflect any damage pertaining to the subject property. xx:xx:xx	Not Applicable	Credit Report Missing or error on the Rate Lock	Field: Original CLTV Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| -x.xxx% |----| -x.xxxxx% Comment: Collateral Value used for Underwriting: $xx. Amount of Secondary Lien(s): $x.xx Loan Amount: $xx LTV =xx.xxx %. Tape Source: Initial Tape Type:
Field: Original Note Doc Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xx (Days)   Variance %:    Comment: As Per Note Document date is x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx Loan Amount: $xx LTV =xx.xxx %.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -xx.xxx%   Variance %: -xx.xxxxx%   Comment: The borrowers income is $xx after primary housing debt are $x,xxx.xx; Subject property debt are $x,xxx.xx and Total Non-housing Payments is $xxx.xx. Rental income of subject property is $x,xxx.xx. However, the Calculated DTI Ratio is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Post-Close Housing Ratio per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: The borrowers income is $xx after primary housing debt amount $x,xxx.xx and Total Non-housing Payments is $xxx.xx hence, the Calculated DTI Ratio is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: High Rise Condo (>=x Stories) Tape Value: Low Rise Condo (x-x Stories) Variance: Variance %: Comment: As per Appraisal report subject property type is high rise condo(>=x stories). Tape Source: Initial Tape Type:	3: Curable	* Loan program disclosure missing or unexecuted (Lvl 3) "Sellers defect shows that Borrower went EPD. Unable to rely on documents in file."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate Lock agreement is missing from loan documents."
																																																																																							* Settlement date is different from note date (Lvl 3) "Final Closing Disclosure is signed on 1/XX/2021. However, the Note date is 1/XX/2021."	* Missing credit report (Lvl 2) "credit report is missing in loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
81664090	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$3,872.81	$6,726.20	09/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$7,082.98	2.750%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	745	Not Applicable	29.414%	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2021 with lender MERS as nominee for xx and recorded on xx/XX/2021 for the amount of $xx.
The chain of assignment has not been completed. No latest assignment has been found.
There are no active liens and judgments found against the borrower.
Taxes for the year 2022 will be due on xx/XX/2020. However, the county taxes for the year 2020-21 are delinquent in the amount of $3872.81.	According to the payment history as of xx/XX/2021, the borrower has been delinquent for 6 months and the next due date is xx/XX/2021. The last payment was received on xx/XX/2021. The monthly P&I is in the amount of $7082.98 with an interest rate of 2.750%. The current UPB is reflected in PH tape for the amount of $xx.	xx:The current status of the loan is in collection. According to the payment history as of xx/XX/2021, the borrower has been delinquent for 6 months and the next due date is xx/XX/2021. The last payment was received on xx/XX/2021. The monthly P&I is in the amount of $7082.98 with an interest rate of 2.750%. The current UPB is reflected in PH tape for the amount of $xx.
No comments have been found regarding the foreclosure and bankruptcy. The occupancy is unable to be determined from the available servicing comments. Also, no comments have been found regarding the income impacted due to covid-19. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Current Legal Status Loan Value: Collections, >= xxx Days Tape Value: Performing |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Collateral Value used for Underwriting: $xxxx,xxx.xx. Loan Amount: $xxxx,xxx.xx. CLTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xx (Days)   Variance %:    Comment: The Note reflects the Original Note Doc Date as x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Collateral Value used for Underwriting: $xxxx,xxx.xx. Loan Amount: $xxxx,xxx.xx. LTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Borrower income was $xx and total expenses are in the amount of $xx post-close DTI is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Post-Close Housing Ratio per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Borrower income was $xx and total expenses are in the amount of $x,xxx.xx post-close housing ratio is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: No Cash-Out Tape Value: Change in Rate/Term Variance: Variance %: Comment: As per Final xxxx application purpose of refinance as No Cash out. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows, Borrower went early payment default."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate Lock Agreement is missing from Loan Document."
																																																																																							* Settlement date is different from note date (Lvl 3) "The Note reflects the Original Note Doc Date as 01/XX/2021. However, Final CD and Final Application hand signed on 01/XX/2021 which is after note date."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
61651499	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$418.24	$0.00	09/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$729.20	2.875%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	670	Not Applicable	39.414%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the pro-title dated xx/XX/2021 reflects that the subject mortgage was originated on xx/XX/2020 with the lender MERS as nominee for xx in the amount of $xx, which was recorded on xx/XX/2020.
No assignment has been found. The current assignment is with the lender MERS as nominee for xx.
No active liens and judgments have been found.
The first installment combined taxes of 2021-22 have been paid for the total amount of $2,569.09.
The second installment combined taxes of 2020-21 are delinquent for the total amount of $418.24 and they were good through on xx/XX/2021.	According to a review of the payment history as of xx/XX/2021, the borrower is performing with the loan and the next due date for the regular payment is xx/XX/2021. The last payment was received on xx/XX/2021 total in the amount of PITI $960.63 which includes P&I $729.20 with the rate of interest of 2.875%, which was applied for the due date of xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.	xx:According to the review of the servicing comments, the borrower is performing with the loan.
According to a review of the payment history as of xx/XX/2021, the borrower is performing with the loan and the next due date for the regular payment is xx/XX/2021.  The last payment was received on xx/XX/2021 total in the amount of PITI $960.63 which includes P&I $729.20 with the rate of interest of 2.875%, which was applied for the due date of xx/XX/2021.  The UPB reflected in the latest payment history is in the amount of $xx.
No foreclosure activity has been found.
No pertaining bankruptcy-related details have been found.
No evidence related to occupancy and the current condition of the subject property has been found in the available months of servicing comments. No damage pertaining to the subject property has been found.
As per the final application, the borrower is working at xx, as a xx for 17 months. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: N.A. Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. CLTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. LTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: As per Final xxxx application post-close DTI as xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Post-Close Housing Ratio per xxxx Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: -x.xxx% Variance %: -x.xxxxx% Comment: As per Final xxxx application post-close housing ratio as xx.xxx%. Tape Source: Initial Tape Type:	4: Unacceptable	* Loan does not conform to program guidelines (Lvl 4) "Seller Purchased property on 3/XX/2020, but on the same day, subject property was foreclosed through xx and transferred to xx and xx letter on xx (seller) redeemed the property through certificate of redemption on 8/XX/2020 (amount $xx) and then seller sold the property to Borrower xx on 10/XX/2020 (amount $xx).

																																																																																						The duration between the day on which seller got property rights that is 8/XX/2020 and the day on which seller sold the property to the borrower 9/XX/2020, is less than 90 days. So, it does not meet FHA guidelines for property flipping."	* MI, FHA or MIC missing and required (Lvl 3) "MI Certificate is missing from Loan document." * Missing or error on the Rate Lock Document (Lvl 3) "Rate Lock Agreement is missing from Loan Document."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
76152193	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,924.99	09/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,103.73	3.250%	360	xx	xx	FHA	Fixed	Cash Out	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	706	711	43.920%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2021 shows that the subject mortgage was originated on xx/XX/2021 with the lender MERS as nominee for xx which was recorded on xx/XX/2021.
The chain of the assignment has not been found.
No active judgments or liens have been found.
Taxes of 2021 have been paid in the amount of $1,462.56.
Taxes of 2021 are due in the amount of $1,462.43 on xx/XX/2021.	As per the payment history tape data the next due date is xx/XX/2021 and last payment was received on xx/XX/2021. The monthly P&I is $1,103.73 and the interest rate per tape is 3.250%. The current UPB is reflected in the tape is in the amount of $xx.	xx:The comment history is missing from the loan file.
Currently, the loan is in performing and as per the payment history tape data the next due date is xx/XX/2021 and last payment was received on xx/XX/2021. The monthly P&I is $1,103.73 and the interest rate per tape is 3.250%. The current UPB is reflected in the tape is in the amount of $xx.
The reason for default is unable to be determined.
The occupancy and the current status of the property is unable to be determined. xx:xx:xx	Not Applicable	Mortgage Insurance	Field: Cash To Borrower (HUD-x Line xxx) Loan Value: $xxxx.xx Tape Value: $xxxx.xx |---| $-xxx.xx |----| -xx.xxxxx% Comment: Final CD reflects Cash to Borrower (HUD-x Line xxx) as $x,xxx.xx. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Amount of Secondary Lien(s): $x.xx. Loan Amount: $xx. CLTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -x (Days)   Variance %:    Comment: Original Note Doc reflects date as x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. CLTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Post-Close Housing Ratio per xxxx Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: x.xxx% Variance %: x.xxxxx% Comment: Total subject property PITIA (P&I $x,xxx.xx + Real Estate Taxes $xxx.xx + Hazard Insurance $xx.xx + Flood Insurance $x.xx + MI $xxx.xx + HOA Dues $x.xx) equals $x,xxx.xx. Total verified monthly income equals $x,xxx.xx. Housing Ratio equals xx.xxx%. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Seller defect shows, appraisal was expired at the time of closing."
																																																																																							* MI, FHA or MIC missing and required (Lvl 3) "MI Certificate is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "This loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.920% as the borrower income is $7,662.42 and total expenses are in the amount of $3,365.30 per AUS/DU (Locator#xx) and its recommendation is "Approve/Eligible with 43.920%.""		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
62850644	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,528.61	09/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$830.81	4.250%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	765	640	41.039%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the pro-title dated xx/XX/2021 reflects that the subject mortgage was originated on xx/XX/2021 with the lender MERS as nominee for xx in the amount of $xx, which was recorded on xx/XX/2021.
No assignment has been found. The current assignment is with the lender MERS as nominee for xx.
There are four active prior judgments against the borrower xx and xx filed by the different plaintiffs for the total amount of $9,503.55 which were recorded on different dates.
Annual combined taxes of 2020 have been paid for the total amount of $1,528.61.
No prior years delinquent taxes have been found.	The latest payment history is missing from the loan file. As per the seller’s tape data, the borrower is performing with the loan and the next due date for the payment is xx/XX/2021. The last payment was received on xx/XX/2021 with the P&I of $830.81 and the rate of interest is 4.250% which was applied for the due date of xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.	xx:The latest collection comment is missing from the loan file; however, as per the seller's tape data, the borrower is performing with the loan.
As per the seller’s tape data, the borrower is performing with the loan and the next due date for the payment is xx/XX/2021. The last payment was received on xx/XX/2021 with the P&I of $830.81 and the rate of interest is 4.250% which was applied for the due date of xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.
No foreclosure activity has been found.
No pertaining bankruptcy-related details have been found.
The collection comment is missing. Hence, unable to determine the current condition and occupancy of the subject property. Also, the covid review is not done.
As per the final application, the borrower is working at xx as a xx for 53 months. xx:xx:xx	Not Applicable	Missing Dicsloures Missing Initial Closing Disclosure Missing or error on the Rate Lock Mortgage Insurance	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral Value used for Underwriting:$xx. Amount of Secondary Lien:$xx.xx. Loan Amount:$xx. CLTV =xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral Value used for Underwriting:$xx. Loan Amount:$xx. LTV =xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Total Original T&I for Debt Ratios: (Real Estate Taxes $xxx.xx + Hazard Insurance $xxx.xx + Flood Insurance $xx + MI $xxx.xx + HOA Dues $xx ) equals $x,xxx.xx and All Other Monthly payments are $x,xxx.xx. The Borrowers Total Monthly income Verified as $x,xxx.xx. Hence, Post-Close DTI per xxxx is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Post-Close Housing Ratio per xxxx Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: x.xxx% Variance %: x.xxxxx% Comment: Total Original T&I for Debt Ratios: (Real Estate Taxes $xxx.xx + Hazard Insurance $xxx.xx + Flood Insurance $xx + MI $xxx.xx + HOA Dues $xx ) equals $x,xxx.xx. The Borrowers Total Monthly income Verified as $x,xxx.xx. Hence, Post-Close Housing Ratio per xxxx is xx.xxx%. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "ComplianceEase Trid Tolerance Test is incomplete due to Initial CD is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Tape Shows 'Appraisal was ordered for a different case and could not be updated after the note date'. Appraisal in loan documents dated 05/XX/2021 reflects case# 094-9302293 and as per note case#094-9323888."
* MI, FHA or MIC missing and required (Lvl 3)     "Final Closing Disclosure reflects monthly MIP as $116.67. However, Mortgage insurance Certificate is missing from loan documents."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial closing disclosure is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement is missing from the loan documents."
* Missing Required Disclosures (Lvl 3) "Home loan toolkit is missing from the loan documents."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed FHA QM Safe Harbor Test due to APR Charged 5.340% APR Threshold 5.050% Over by +0.290%.

Loan failed the Qualified Mortgage Safe Harbor Threshold due to APR Charged 5.020% APR Threshold 4.550% Over by +0.470%."
																																																																																								* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed ComplianceEase Higher priced mortgage loan test. APR Calculated 5.340% APR Threshold 4.550% Over By +0.790%. Missing Higher Priced Mortgage Loan Disclosure signed by Borrower."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
506996	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,337.27	09/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,154.40	4.750%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	702	Not Applicable	47.247%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2019 with lender MERS as nominee for xx and recorded on xx/XX/2019 for the amount of $xx.
The chain of assignment has not been completed. No latest assignment has been found.
There UCC lien recorded on xx/XX/2020 for the amount of $0.00 in the favor of xx
Taxes for the year 2022 will be due on xx/XX/2022 for the amount of $8337.27. No prior tax delinquency has been found.	According to the payment history as of xx/XX/2021, the borrower is regular with the payment and the next due date is xx/XX/2021. The last payment was received on xx/XX/2021 for the amount of $2154.40 with an interest rate of 4.750%. The current UPB is reflected in PH tape for the amount of $xx.	xx:The current status of the loan is performing According to the payment history as of xx/XX/2021, the borrower is regular with the payment and the next due date is xx/XX/2021. The last payment was received on xx/XX/2021 for the amount of $2154.40 with an interest rate of 4.750%. The current UPB is reflected in PH tape for the amount of $xx.
No comments have been found regarding the foreclosure and bankruptcy. The occupancy is unable to be determined from the servicing comments. Also, no comments have been found regarding the income impacted due to covid-19. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Cash To Borrower (HUD-x Line xxx) Loan Value: $xxxxx.xx Tape Value: $xxxxx.xx |---| $xxx.xx |----| x.xxxxx% Comment: Final Closing Disclosure reflects Cash to borrower as $xx. Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xx (Days)   Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx.Amount of Secondary Lien(s): $x.xx. Loan Amount: $xx.CLTV=xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -x (Days)   Variance %:    Comment: The Note reflects the Original Note Doc Date as xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx Loan Amount: $xx LTV =xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: The borrowers total income is $x,xxx.xx after Subject loan the Proposed amount $x,xxx.xx and Total Non-housing Payments is $x,xxx.xx hence, the Calculated DTI Ratio is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Post-Close Housing Ratio per xxxx Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: -x.xxx% Variance %: -x.xxxxx% Comment: Total subject property PITIA (P&I $x,xxx.xx + Hazard Insurance $xx.xx + Property Taxes $xxx.xx equals $x,xxx.xx verified monthly income equals $x,xxx.xx Housing Ratio equals xx.xxx%. Tape Source: Initial Tape Type:	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate Lock Agreement is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 47.25%. Tape shows income miscalculation and there is discrepancy over whether BWR was W2 or SE. Unable to rely on documents in file & unable to calculate ATR."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan has a qualified mortgage DTI of 47.256%. The borrowers total income is $9.379.06 and the total expenses are in the amount of $4,431.29 and the loan was underwritten by AUS/DU(xx) and its recommendation is “Approve/Eligible” with a DTI of 47.256%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
49829954	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$17,676.38	09/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$6,650.50	$10,949.92	8.490%	360	xx	xx	Conventional	ARM	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	High Rise Condo (>=9 Stories)	xx	xx	Primary	Yes	Yes	No	627	Not Applicable	27.275%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2021 shows that the subject mortgage was originated on xx/XX/2017 with the lender MERS as nominee for xx which was recorded on xx/XX/2017.
The chain of the assignment has been completed. The latest assignment is with xx, xx, not in its individual capacity but solely as trustee for xx Trust 2018-1 which was recorded on xx/XX/2020.
There is a civil judgment in the favor of xx in the amount of $1,130.00 which was recorded on xx/XX/2020.
There is an IRS lien in the favor of xx - IRS in the amount of $xx which was recorded on xx/XX/2020.
There is a renewed judgment in the favor of xx LLC which was recorded on xx/XX/2020. However, the amount is unavailable.
There is a civil judgment in the favor of xx LLC in the amount of $5,250.14 which was recorded on xx/XX/2021.
There is a hospital lien in the favor of xx and xx in the amount of $xx which was recorded on xx/XX/2021.
Taxes of 2020 have been paid in the amount of $xx.	Review of payment history as of dated xx/XX/2021 shows that the borrower is making regular payments. The next due date is xx/XX/2021. The last payment was received in the total amount of $8,123.53 for the due date of xx/XX/2021. The last payment received date is xx/XX/2021. The current unpaid principal balance according to payment history is in the amount of $xx.The current interest rate is 8.49% with P&I in the amount of $6,650.50.	xx:Review of payment history as of dated xx/XX/2021 shows that the borrower is making regular payments. The next due date is xx/XX/2021. The last payment was received in the total amount of $8,123.53 for the due date of xx/XX/2021. The last payment received date is xx/XX/2021. The current unpaid principal balance according to payment history is in the amount of $xx.The current interest rate is 8.49% with P&I in the amount of $6,650.50.
No information has been found regarding the current employment, job type and length of employment. No evidences have been found regarding the foreclosure and bankruptcy process. No visible damages have been found regarding the subject property. xx:xx:xx	Not Applicable	Affiliated Business Disclosure Initial 1003_Application Missing DU/GUS/AUS Missing or error on the Rate Lock	Field: Age of Loan Loan Value: xx Tape Value: xx |---| x |----| x.xxxxx% Comment: As per Tape data ,age of loan is xx. However. audit value reflects xx. Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Note dated x/XX/xxxx and signed at closing, reflects the Borrower Last Name as xx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx . Loan Amount: $xx . CLTV =xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx . Loan Amount: $xx . LTV =xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $xxxxx.xx   Tape Value: $xxxx.xx   Variance: $xxxx.xx   Variance %: xx.xxxxx%   Comment: As per Tape data, Original Stated P&I is $x,xxx.xx . However Note reflects as $xx .   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: U/A   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: U/A   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Total Original T&I for the debt ratio:( Real Estate Taxes $x,xxx.xx+Hazard insurance $xxx.xx+flood insurance $x.xx+ MI $.xx+ HOA Dues $x,xxx.xx) equals $xx. and total of other debts is $x,xxx.xx. Total monthly income verified is $xx. Hence Post Close DTI per xxxx is xx.xxx%   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xxxxx Unit xxxx   Variance:    Variance %:    Comment: Note reflects property address street as xx.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term   Loan Value: xxx   Tape Value: xxx   Variance: -x   Variance %: -x.xxxxx%   Comment: As per Tape data ,Stated Remaining term of loan is xxx months. However audit value reflects as xxx months.   Tape Source: Initial   Tape Type:
Field: Subject Property Type   Loan Value: High Rise Condo (>=x Stories)   Tape Value: Low Rise Condo (x-x Stories)   Variance:    Variance %:    Comment: The Appraisal dated x/XX/xxxx reflects the subject property as a Condominium. Mortgage notarized on x/XX/xxxx contains a condominium rider.   Tape Source: Initial   Tape Type:
Field: Subsequent Rate Adjustment Frequency Loan Value: xx Months Tape Value: xx Months Variance: Variance %: Comment: As per Tape data, Subsequent Rate Adjustment Frequency is xx months. However Note reflects xx months. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan Fails Qualified Mortgage Lending Policy Points and Fees test due to Fees charged $xx Fees threshold $xx Over By +$2,512.83
The below fees were included in the test:
Document Preparation Fee paid by Borrower: $450.00
Loan Origination Fee paid by Borrower: $4,220.00
Mortgage Broker Fee (Indirect) $xx
Processing Fee paid by Borrower: $900.00
Underwriting Fee paid by Borrower: $1,295.00

This loan failed the qualified mortgage interest only test due to this loan has ARM note with Interest only period of 60 months. A qualified mortgage is a covered transaction that provides for regular periodic payments that are substantially equal, except for the effect that any interest rate change after consummation has on the payment in the case of an adjustable-rate or step-rate mortgage, that does not allow the consumer to defer repayment of principal."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance Test. Initial LE dated 1/XX/217 reflects Loan Origination Fee at $0.00. However, Revised CD dated 03/XX/2017 reflects Loan Origination Fee at $4,220.00 this is an increase of +$4,220.00 for charges that cannot increase 0% Tolerance tests. . COC for increase in fee is missing from the loan documents."
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "AUS Report is missing from the loan documents"
* Missing Initial 1003_Application (Lvl 3)     "Missing Initial Application dated 1/XX/2017  signed by the borrower."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "Affiliate Business Disclosure is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan fails Qualified Mortgage Safe Harbor Threshold test APR Calculated 8.896% APR Threshold 4.970% Over By +3.926%%. HPML Signed by the borrower is missing from the loan documents. Subject loan is escrowed."
																																																																																								* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan fails Compliance Ease Higher priced mortgage loan test. APR Calculated 8.896% APR Threshold 5.970% Over By +2.926% Missing Higher Priced Mortgage Loan Disclosure signed by Borrower. Subject loan is escrowed."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
90881123	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$807.57	09/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$784.92	3.875%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	657	Not Applicable	51.505%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2021 shows that the subject mortgage was originated on xx/XX/2021 with the lender MERS as nominee for xx,which was recorded on xx/XX/2021.
The chain of the assignment has not been found.
No active judgments or liens have been found.
Taxes of 2020 have been paid in the amount of $771.85.
Taxes of 2021 are due in the amount of $809.57 on xx/XX/2022.	According to the payment history as of xx/XX/2021, the borrower is current with the loan and the last payment was received on xx/XX/2021 which was applied for xx/XX/2021 and the next due date for the payment is xx/XX/2021. The P&I is in the amount of $784.92 and PITI is in the amount of $784.92. The UPB reflected is in the amount of $xx.	xx:As per the review of the servicing comments, currently, the loan is in performing and the borrower is current with the loan and the last payment was received on xx/XX/2021 which was applied for xx/XX/2021 and the next due date for the payment is xx/XX/2021. The P&I is in the amount of $784.92 and PITI is in the amount of $784.92. The UPB reflected is in the amount of $xx.
The reason for default is unable to be determined.
No comments have been found regarding bankruptcy in the latest servicing comments.
No comments have been found regarding foreclosure in the latest servicing comments.
The subject property has been occupied by the owner. Recent servicing comments do not reflect any damage pertaining to the subject property. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Original Appraised Value   Loan Value: $xxxxxx.xx   Tape Value: $xxxxxx.xx   Variance: $xxxx.xx   Variance %: x.xxxxx%   Comment: Final Appraisal value is $xx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: "Collateral Value used for Underwriting: $xx Loan Amount: $xx CLTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: "Collateral Value used for Underwriting: $xx Amount of Secondary Lien(s): $xx.xx Loan Amount: $xx CLTV = xx.xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xMMMMMM   Tape Value: xxxxxx   Variance:    Variance %:    Comment: xMMMMMMMM.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MMMMMMx   Tape Value: xxxxxx   Variance:    Variance %:    Comment: MMMMMMMMx.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: -x.xxx% Variance %: -x.xxxxx% Comment: xx.xxx%. Tape Source: Initial Tape Type:	3: Curable	* Appraisal dated after closing (Lvl 3) "Appraisal report date 3/XX/2021 and Final CD date 1/XX/2021. Appraisal report date after closing date."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation in Charges That Cannot Increase test due to fee addition in Final CD dated 1/XX/2021. Initial LE dated 8/XX/2020 reflect Appraisal report fee at $515.00. However, Final CD dated 1/XX/2021 Appraisal report fee at $575.00 Paid by lender. Valid COC for the increase in fee is missing from the loan files."
* Loan does not conform to program guidelines (Lvl 3)     "As per seller tape Appraisal expired at closing. Uninsurable FHA Loan."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock disclosure is missing from the loan file."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Loan fails Qualified Mortgage Safe Harbor Threshold test APR Calculated 5.120% APR Threshold 4.470% Over By +0.650%. Subject loan is escrowed."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan fails ComplianceEase Higher priced mortgage loan test. APR Calculated 5.120% APR Threshold 4.470% Over By +0.650%. Missing Higher Priced Mortgage Loan Disclosure signed by Borrower(s). Subject loan is escrowed."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 51.505% as the Borrower income was $3,687.00 and total expenses are in the amount of $885.00 and the loan was underwritten by AUS/XX/ (Locator Page#xx) and its recommendation is “Approve/Eligible” with 51.51%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
97268861	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$946.99	09/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,092.87	3.000%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	3 Family	xx	xx	Primary	Yes	Yes	No	735	Not Applicable	30.700%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2020 with lender MERS as xx, and recorded on xx/XX/2020 for the amount of $xx. The chain of assignment has not been completed. No latest assignment has been found. There are no active liens and judgments found against the borrower. Taxes for the year 2021 have been paid in the amount of $946.99. No prior year tax delinquency has been found.	According to the payment history as of xx/XX/2021, the borrower is regular with the payment and the next due date is xx/XX/2021. The last payment was received on xx/XX/2021 for the amount of $1176.79 with an interest rate of 3.00%. The current UPB is reflected in PH tape for the amount of $xx.	xx:The current status of the loan is performing. According to the payment history as of xx/XX/2021, the borrower is regular with the payment and the next due date is xx/XX/2021. The last payment was received on xx/XX/2021 for the amount of $1176.79 with an interest rate of 3.00%. The current UPB is reflected in PH tape for the amount of $xx. No comments have been found regarding the foreclosure and bankruptcy. The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. Also, no comments have been found regarding the income impacted due to covid-19. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	Field: Current Legal Status Loan Value: Performing Tape Value: Collections |---| |----| Comment: The current status of the loan is performing. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: $xxxxxx.xx   Tape Value: $xxxxxx.xx   Variance: $-xxxxx.xx   Variance %: -xx.xxxxx%   Comment: Original Appraised Value is $xx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xxx.xxx%   Tape Value: xx.xxx%   Variance: xx.xxx%   Variance %: xx.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Amount of Secondary Lien(s): $x.xx. Loan Amount: $xx. LTV/CLTV = xxx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx.xxx%   Tape Value: xx.xxx%   Variance: xx.xxx%   Variance %: xx.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. LTV= xxx.xxx%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-x Line xxx) Loan Value: $xxxxxx.xx Tape Value: $xxxxxx.xx Variance: $-xxxxx.xx Variance %: -xx.xxxxx% Comment: Sales Price is $xx. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase 0% Tolerance test. Initial LE dated 2/XX/2020 reflects Appraisal Fee at $500.00. Final CD dated 8/XX/2020 reflects Appraisal Fee at $550.00. (Appraisal Fee $50.00 paid by Lender). This is an increase of $50.00 for charges that cannot increase 0% test. COC for the increasing of Appraisal Fee is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape reflects the issue where the appraisal was expired at closing, due to the expiration the appraisal was re-certified which was not completed prior to closing. However the loan is FHA uninsured."
* MI, FHA or MIC missing and required (Lvl 3)     "Final Closing Disclosure reflects monthly MIP as $178.74. However,Mortgage insurance Certificate is missing from loan documents."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock provided expired on 4/XX/2020 and the loan closed on 8/XX/2020. No lock extension found."	* Loan has escrow holdback. No proof it was released (Lvl 2) "Loan has escrow holdback; final CD reflects the amount of $xx. However there is no proof of release of the holdback in the loan documents.
***Seller provided proof of release for the amount held in escrow holdback*** Finding downgraded."
																																																																																								* LTV or CLTV exceeds 104% (Lvl 2) "Collateral Value used for Underwriting: $xx. Amount of Secondary Lien(s): $0.00. Loan Amount: $xx. LTV/CLTV = 123.437%."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
26242198	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,376.22	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,605.97	3.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	18.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	758	Not Applicable	45.614%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021, the subject mortgage was originated in xx/XX/2021 and recorded on xx/XX/2021.
Chain of assignment has been working at MERS as nominee for xx, which was recorded on xx/XX/2021.
There is a junior mortgage in the amount of xx which was recorded on xx/XX/2021 in the favor of xx and xx.
No active judgments or liens found.
1st and 2nd installment taxes of 2020 have been paid in the amount of $1376.22.
No prior year delinquent taxes have been found.	As per the review of the payment history, the borrower is current with the loan and the next payment is due for xx/XX/2021. The first payment is due for xx/XX/2021. The P&I and PITI is $1,605.97. The UPB is $xx.	xx:The present status of the loan is in performing and the next payment is due for xx/XX/2021. The first payment is due for xx/XX/2021. The P&I and PITI is $1,605.97. No records for foreclosure and bankruptcy have been found. The borrower xx has been working at xx as a xx for 4 years 9 months. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Original CLTV Ratio Percent Loan Value: xx.xxx% Tape Value: xxx.xxx% |---| -x.xxx% |----| -x.xxxxx% Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. CLTV = xx.xxx%. Tape Source: Initial Tape Type:
Field: Post-Close DTI per xxxx Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: x.xxx% Variance %: x.xxxxx% Comment: The borrower income was $x,xxx.xx and total expenses are in the amount of $x,xxx.xx hence calculated DTI as per xxxx is xx.xxx%. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase test. Initial LE dated 07/XX/2021 reflects Administration Fee at $225.00. However, Final CD dated 08/XX/2021 reflects Administration Fee at $250. This is an increase of +$25.00 for charges that cannot increase.

Loan failed charges that cannot increase test. Initial LE dated 07/XX/2021 reflects Appraisal Fee at $500.00. However, Final CD dated 08/XX/2021 reflects Appraisal Fee at $550.00. This is an increase of +$50.00 for charges that cannot increase.

Loan failed charges that cannot increase test. Initial LE dated 07/XX/2021 reflects Tax Service Fee at $22.00. However, Final CD dated 08/XX/2021 reflects Tax Service Fee at $80.00. This is an increase of +$58.00 for charges that cannot increase."
* Loan does not conform to program guidelines (Lvl 3)     "Seller defects shows incorrect Home Buyer Education to meet bond guidelines in the loan files."
* Missing or error on the Rate Lock Document (Lvl 3) "A Rate Lock Agreement signed by the borrower is missing from the loan documents."	* ComplianceEase TILA Test Failed (Lvl 2) "Finance charge disclosed on Final CD as $xx. Calculated Finance Charge $xx for an under disclosed amount of $xx. Reason for Finance Charge under disclosure is unknown as the Fee Itemization and the Compliance Findings are missing. Subject loan is a purchase, originated on 8/XX/2021 and the SOL is 1 year."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.614%, the Borrower income was $5,666.67 and total expenses are in the amount of $2,584.82 and the loan was underwritten by AUS/DU (Locator#xx) and its recommendation is “Approve/Eligible” with a DTI of 45.61%."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Not Applicable	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
55774092	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,424.36	08/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,098.78	3.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	742	761	31.002%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the Updated title report dated xx/XX/2021 reflects that the subject mortgage was originated on xx/XX/2020 with the lender MERS as nominee for xx
dba xx in the amount of $xx, which was recorded on xx/XX/2020 Instrument# | Book/Page# xx.
The chain of the assignment has been completed.
No active liens and judgments have been found against the borrower and the property.
Combined 1st half taxes for the year of 2020 have been paid on xx/XX/2021 in the amount of $1,424.36.
Combined 2nd half taxes for the year of 2020 are due on xx/XX/2021 in the amount of $1,424.36.
No prior year’s delinquent taxes have been found.	The loan was originated on xx/XX/2020. However, required payment history is missing from xx/XX/2019 to xx/XX/2021. According to seller’s tape data payment history, the borrower is currently performing with the loan. The next due date for the regular payment is xx/XX/2021. The last payment was received on xx/XX/2021 total in the amount of P&I $1,098.78 with the rate of interest 3.125%, which was applied for the due date of xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.	xx:xx of loan is currently performing. According to seller’s tape data payment history, the borrower is currently performing with the loan. The next due date for the regular payment is xx/XX/2021. The last payment was received on xx/XX/2021 total in the amount of P&I $1,098.78 with the rate of interest 3.125%, which was applied for the due date of xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.
As per servicing comment dated xx/XX/2020, the borrower’s income is impacted by Covid-19. FB plan was approved which was started on xx/XX/2020. However, no further details have been found.
As per comment dated xx/XX/2021, the reason for default is borrower has been impacted by Covid-19. xx has been working at xx as xx for 2 years.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No damage pertaining to the subject property has been found. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Post-Close DTI per xxxx Loan Value: xx.xxx% Tape Value: xx.xxx% |---| x.xxx% |----| x.xxxxx% Comment: The borrower's monthly income is $x,xxx.xx after Subject loan the proposed amount $x,xxx.xx and Total Non-housing Payments is $xxx.xx. Hence, the Calculated DTI Ratio is xx.xxx%. Tape Source: Initial Tape Type:
Field: Post-Close Housing Ratio per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: The borrower's monthly income is $x,xxx.xx after Subject loan the proposed amount $x,xxx.xx hence, the Calculated Front debt DTI Ratio is xx.xxx%.   Tape Source: Initial   Tape Type:
																																																																																				Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: The Appraisal dated x/XX/xxxx reflects the subject property as a PUD. Mortgage notarized on x/XX/xxxx contains a PUD rider. Tape Source: Initial Tape Type:	4: Unacceptable	* Misrepresentation of Employment (Lvl 4) "Subject approved at 31% but BWR left job right after closing, was Covid impacted and filed for FB before first payment due. Timing does not create ATR issue but does imply potential employment misrep due to FB before first payment."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
27258539	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$22,143.88	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,045.53	2.875%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	791	768	48.465%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the Updated title report dated xx/XX/2021 reflects that the subject mortgage was originated on xx/XX/2021 with the lender MERS as nominee for xx,in the amount of $xx, which was recorded on xx/XX/2021 Instrument# | Book/Page#xx.
The chain of the assignment has been completed.
There are two state tax liens active against the borrower in the favor of xx of xx in the amount of $xx which was recorded prior to subject mortgage on xx/XX/2018 and xx/XX/2020.
County 1st half taxes for the year of 2020 have been paid on xx/XX/2021 in the amount of $xx.
County 2nd half taxes for the year of 2020 have been paid on xx/XX/2021 in the amount of $xx.
No prior year’s delinquent taxes have been found.	The loan was originated on xx/XX/2021. However,the required payment history is missing from xx/XX/2021 to xx/XX/2021. According to the seller’s tape data payment history, the last payment was received total in the amount of PITI $2,142.25 which includes P&I $1,045.53.	xx:The loan is currently in collection. According to the seller’s tape data payment history, the last payment was received total in the amount of PITI $2,142.25 which includes P&I $1,045.53.
The loan was originated on xx/XX/2021. However, required collection comments are missing from xx/XX/2021 to xx/XX/2021. xx review is not performed as latest collection comments are missing. xx has been working at xx as xx for 19 years.
Unable to determine the occupancy and current condition of property. xx:xx:xx	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Number Of Units Loan Value: x Tape Value: x |---| -x |----| -xx.xxxxx% Comment: N/A. Tape Source: Initial Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: As per tape data, Post Close DTI is xx.xxx%. However Final Application documents reflects as xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Post-Close Housing Ratio per xxxx Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: -x.xxx% Variance %: -x.xxxxx% Comment: As per tape data, Post Close Housing Ratio is xx.xxx%. However Final Application documents reflects as xx.xxx%. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "LP reflects (xx Package pg#114) No Appraisal, However, PIW (Property Inspection Waiver) is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate Lock Agreement is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 50%. Tape shows tax returns do not support income. Unable to rely on documents in file and unable to calculate ATR."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.465%, the Borrower income was $8711.01 and total expenses are in the amount of $4221.78. The loan was underwritten by LP (Locator#xx) and its recommendation is “Accept/Eligible” with a DTI of 50.00%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
43798580	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$381.42	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$500.49	3.250%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	743	Not Applicable	33.289%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the Updated title report dated xx/XX/2021 reflects that the subject mortgage was originated on xx/XX/2021 with the lender MERS as nominee for xx, in the amount of $xx, which was recorded on xx/XX/2021 Instrument #xx.
The chain of the assignment has been completed.
There are 14 state tax liens active against the borrower in the favor of xx of xx total in the amount $xx which was recorded prior to subject mortgage on different dates.
There are 5 judgments active in the favor of xx LLC in the amount of $xx which was recorded prior to subject mortgage on different dates.
There are 3 judgments active in the favor of xx in the amount of $9,613.97 which was recorded prior to subject mortgage on xx/XX/2013, xx/XX/2014 and xx/XX/2015.
There is judgment active in the favor of xx in the amount of $4697.84 which was recorded on xx/XX/2021.
There are two judgments active first is in the favor of xx  in the amount of $xx which was recorded on xx/XX/2020 and second is in the favor of City xx  in the amount of xxwhich was recorded on xx/XX/2011. Both are recorded prior to subject mortgage.
County 1st half taxes for the year of 2020 have been paid on xx/XX/2021 in the amount of $248.03.
County 2nd half taxes for the year of 2020 have been paid on xx/XX/2020 in the amount of $133.39.
No prior year’s delinquent taxes have been found.	The loan was originated on xx/XX/2021. However, the required payment history is missing from xx/XX/2021 to xx/XX/2021. According to the seller’s tape data payment history, the last payment was received total in the amount of PITI $1,094.60 which includes P&I $500.49.	xx:The loan is currently in collection. According to the seller’s tape data payment history, the last payment was received total in the amount of PITI $1,094.60 which includes P&I $500.49.
The loan was originated on xx/XX/2021. However,the required collection comments are missing from xx/XX/2021 to xx/XX/2021. xx review is not performed as latest collection comments are missing. xx has been working at xx as xx for 13 years.
Unable to determine the occupancy and current condition of property. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Original Note Doc Date Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx |---| -x (Days) |----| Comment: Note reflects Original Note date as x/XX/xxxx. Tape Source: Initial Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: -x.xxx% Variance %: -x.xxxxx% Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. CLTV = xx.xxx%. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows defect that BWR had FC within last 7 yrs."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate Lock Agreement is missing from Loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
86149034	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,311.41	09/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,694.44	2.875%	240	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	698	Not Applicable	49.979%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the pro-title dated xx/XX/2021 reflects that the subject mortgage was originated on xx/XX/2021 with the lender MERS as nominee for xx, in the amount of $xx, which was recorded on xx/XX/2021. No assignment has been found. The current assignment is with the lender MERS as nominee for xx, No active liens and judgments have been found. The third installment combined taxes of 2021 have been paid and the fourth installment taxes are due on xx/XX/2021 each in the amount of $2,078.55. The first and second installment combined taxes of 2022 are due on xx/XX/2022 and xx/XX/2055 respectively each in the amount of $2,077.55. No prior year’s delinquent taxes have been found.	According to a review of the payment history as of xx/XX/2021, the borrower is performing with the loan and the next due date for the regular payment is xx/XX/2021. The last payment was received on xx/XX/2021 total in the amount of PITI $2,489.12 which includes P&I $1,694.44 with the rate of interest of 2.875%, which was applied for the due date of xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.	xx:The latest collection comment is missing from the loan file; however, as per the seller's tape data, the borrower is performing with the loan. According to a review of the payment history as of xx/XX/2021, the borrower is performing with the loan and the next due date for the regular payment is xx/XX/2021. The last payment was received on xx/XX/2021 total in the amount of PITI $2,489.12 which includes P&I $1,694.44 with the rate of interest of 2.875%, which was applied for the due date of xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx. No foreclosure activity has been found. No pertaining bankruptcy-related details have been found. The collection comment is missing. Hence, unable to determine the current condition and occupancy of the subject property. Also, the covid review is not done. As per the final application, the borrower is working at xx as an Owner for 76 months. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Original Note Doc Date Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx |---| -x (Days) |----| Comment: As per Tape data ,Note Date is x/XX/xxxx. However Note documents reflects as xx/XX/xxxx. Tape Source: Initial Tape Type:
Field: Post-Close DTI per xxxx Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: -xx.xxx% Variance %: -xx.xxxxx% Comment: Borrower income was $x,xxx.xx and total expenses are in the amount of $x,xxx.xx. Post close DTI per xxxx is xx.xxx%. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan failed Lender Credits That Cannot Decrease Test. Initial LE dated 5/XX/2021 reflects Non-specific lender credit at $1,032.00. However, Final CD dated 6/XX/2021 does not reflects Non-specific lender credit. This is decrease of $1,032.00 for charges that cannot decrease. Valid COC for the decrease in NSLC is missing from the loan documents."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "This loan failed the prohibited fees test. Fees charged $116.00 Fees Threshold $0.00 over by $116.00
The Below fees were included in the test:
Document Preparation Fee paid by Borrower:$116.00."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase test. Loan estimate dated 5/XX/2021 does not reflect Points - Loan Discount Fee. However, Final CD dated 6/XX/2021 reflects Points - Loan Discount Fee at $509.85. This is a increase in fee of $509.85 for charges that cannot increase."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject Approved at 49.979%. Income was miscalculated by using prior year income instead of 2 years average income. DTI may be over 75%. Unable to rely on documents in file and unable to calculate ATR."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.979%, the borrower's income was $6,036.75 and total expenses are in the amount of $3,017.12 and the loan was underwritten by AUS/DU (Locator#xx) and its recommendation is “Approve/Eligible” with a DTI of 49.98%"		Moderate	Pass	Pass	Pass	Pass	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
77710309	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,332.85	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,460.42	2.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	Unavailable	Not Applicable	49.935%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2021 shows that the subject mortgage was originated on xx/XX/2021 and was recorded on xx/XX/2021 in the amount of $xx, with MERS as nominee for xx, recorded with the Instrument#xx. No chain of assignments found. Unable to determine last assignee. No active liens and judgments have been found against borrower and property. 2nd,3rd and 4th installments xx of 2022 have been due on different dates total in the amount of $2,497.54.	According to the payment history as of xx/XX/2021, the borrower is current with the loan. Unable to determine last payment received date and the next due date for payment is xx/XX/2021.The P&I is in the amount of $1,460.42 and PITI is in the amount of $2,137.51. The UPB reflected as per the payment history is in the amount of $xx.	xx:xx current status is performing. According to the payment history as of xx/XX/2021, the borrower is current with the loan. Unable to determine last payment received date and the next due date for payment is xx/XX/2021.The P&I is in the amount of $1,460.42 and PITI is in the amount of $2,137.51. The UPB reflected as per the payment history is in the amount of $xx. xx:xx:xx	Not Applicable	Appraisal (Incomplete) Credit Report Missing or error on the Rate Lock	Field: Age of Loan Loan Value: x Tape Value: x |---| -x |----| -xx.xxxxx% Comment: Tape Source: Initial Tape Type:
Field: Property Address Street Loan Value: xxx x Tape Value: xxx Variance: Variance %: Comment: As per Note, subject property address is xx. Tape Source: Initial Tape Type:	4: Unacceptable	* Loan does not conform to program guidelines (Lvl 4) "Seller tape shows, the condo association does not carry a master flood insurance policy for entire building. Borrower has individual policy. Elevated for client review."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "PIW is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate Lock Agreement is missing from the loan documents."	* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed “TILA Finance Charge Test”. Finance charge disclosed on Final CD is $xx. Calculated Finance Charge is $xx. The test failed for an under disclosed amount of $4950.00. Reason for Finance Charge under disclosure is unknown. Subject loan is a purchase, originated on 6/XX/2021 and the SOL is 1 year."
* Missing credit report (Lvl 2)     "Credit report is missing from loan file"
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.935%. The borrower's income is $7,088.18 and total expenses are in the amount of $3,539.51 and the loan was underwritten by DU (xx) and its recommendation is “Approve/Eligible” with a DTI of 49.935%."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
61509373	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$7,306.47	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,170.59	3.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	686	701	41.852%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Updated title report dated xx/XX/2021 shows that borrower xx and xx are the current owners of the subject property. Subject mortgage originated on xx/XX/2021 with lender, xx in the amount of $xx has been active on the title.
There is an active prior mortgage recorded on xx/XX/1999 with lender, xx of xx in the amount of $xx.
No active judgments or liens have been found.
Property taxes of 2021 are paid on xx/XX/2021.	Subject loan originated on xx/XX/2021 and first payment date is xx/XX/2021. Payment history is missing from the loan file. As per seller's tape data as of xx/XX/2021, the loan is current and borrower is due for xx/XX/2021 and current UPB is $xx.	xx:Subject loan originated on xx/XX/2021 and first payment date is xx/XX/2021. Collection comments are missing from the loan file. As per seller's tape data as of xx/XX/2021, the loan is current and borrower is due for xx/XX/2021 and current UPB is $xx.
No evidence of bankruptcy filed by the borrower was found.
No damage or repair related information was found. xx:xx:xx	Not Applicable	Final Title Policy	Field: Age of Loan Loan Value: x Tape Value: x |---| -x |----| -xxx.xxxxx% Comment: NA. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Subject loan closed with 95% LTV/CLTV. Seller tape reflects loan is 2 unit conventional max LTV by agency is 85%."
																																																																																							* Missing Final Title Policy with applicable Alta endorsements. (i.e., Alta 8.1, 9) (Lvl 3) "Final Title policy is missing from loan document. Title commitment is located at - xx"			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
4516849	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,003.24	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,649.61	2.990%	360	xx	xx	VA	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	xx	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	780	665	34.960%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2021 with lender MERS as nominee for xx and recorded on xx/XX/2021 for the amount of $xx. The chain of assignment has not been completed. No latest assignment has been found. There are no active liens and judgments against the borrower. County taxes of 2021 is due on xx/XX/2021 in the amount of $1003.24. No prior year tax delinquency has been found.	The subject mortgage was originated on xx/XX/2021. The first payment was due on xx/XX/2021. However, the October 2021 payment history is missing.	xx:The subject mortgage was originated on xx/XX/2021. The first payment was due on xx/XX/2021. However, the October 2021 comment history is missing. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: x Tape Value: x |---| -x |----| -xxx.xxxxx% Comment: As per Tape data ,age of loan is x .However it reflects x Tape Source: Initial Tape Type:
Field: Original Appraised Value   Loan Value: $xxxxxx.xx   Tape Value: $xxxxxx.xx   Variance: $-xxxx.xx   Variance %: -x.xxxxx%   Comment: As per Tape data original appraised value is $ xxx,xxx.xx However Appraisal Document Shows appraised value as $ xxx,xxx.xx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: The original loan amount is $xx. Appraised value of the subject property is $xx. Calculated LTV is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -x (Days)   Variance %:    Comment: Original Note document reflects Note date as x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: The original loan amount is $xx. Appraised value of the subject property is $xx. Calculated LTV is xx.xxx%.   Tape Source: Initial   Tape Type:
																																																																																				Field: Purpose of Transaction per HUD-x Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "Rate Lock Agreement is missing from the loan documents."	* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed “TILA Finance Charge Test”. Finance charge disclosed on Final CD is $xx. Calculated Finance Charge is $xx. The test failed for an under disclosed amount of $50.00. Reason for Finance Charge under disclosure is unknown as the Fee Itemization and the Compliance Findings are missing. Subject loan is a refinance, originated on xx2021 and the SOL is 3 years."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
8902495	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$4,676.51	10/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,197.69	2.875%	180	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	801	Not Applicable	46.313%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2021 and was recorded on xx/XX/2021, in the amount of $xx, with MERS as nominee for xx, with Instrument#xx.

The chain of assignment has been completed; currently, the assignment is with MERS as nominee for xx.

There is a senior mortgage against the subject property which was originated on xx/XX/1992 and was recorded on xx/XX/1992, in the amount of $xx, in favor of xx, recorded in Instrument#xx.

There are two certificate of liens xx in the favor of xx  and xx, which was recorded on xx/XX/2020 and xx/XX/2021 in the total amount of $3,104.60. However, the subject property address is inconsistent.

There are four state tax liens against the borrower in the combined amount of $754.48 in the favor of different plaintiff and recorded on different dates between years of 2014 to 2020 xx.

There is a civil judgment against the borrower in the favor of xx which was recorded on xx/XX/2011 xx in the amount of $xx.

1st &2nd installments county taxes of 2021 are due on 12/XX/21 and xx/XX/2021 in the amount of $4,676.51.	According to the payment history as of xx/XX/2021, the borrower is performing with the loan. The last payment was received on xx/XX/2021 which was applied for the due date of xx/XX/2021 and the next due date for payment is xx/XX/2021. The P&I is in the amount of $2,197.69 and PITI is in the amount of $2,197.69. The UPB reflected as per the payment history is in the amount of $xx.	xx:As per the comment history, the borrower is performing with the loan.
According to the payment history as of xx/XX/2021, the borrower is performing with the loan. The last payment was received on xx/XX/2021 which was applied for the due date of xx/XX/2021 and the next due date for payment is xx/XX/2021. The P&I is in the amount of $2,197.69 and PITI is in the amount of $2,197.69. The UPB reflected as per the payment history is in the amount of $xx.
The reason for default is unable to be determined from the latest servicing comments.
No comment has been found stating that borrower’s income is impacted due to Covid-19.
No evidence has been found regarding damage or repairs in the latest servicing comments. xx:xx:xx	Not Applicable	Field: Borrower #x Middle Name Loan Value: Toan Tape Value: T |---| |----| Comment: The Note dated x/XX/xxxx and signed at closing, reflects the Borrower middle Name as xx. Tape Source: Initial Tape Type:
Field: Borrower x Current Employer x Contact Name   Loan Value: Unavailable   Tape Value:xx  Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
																																																																																				Field: Post-Close DTI per xxxx Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: -xx.xxx% Variance %: -xx.xxxxx% Comment: Total Original T&I for the debt ratio: (Real Estate Taxes $xxx.xx + Hazard Insurance $xx.xx + Flood Insurance $x.xx+ MI $xxx.xx + HOA Dues $x.xx) equals $x.xx and total of other debts is $xxx.xx. Total monthly income verified is $x,xxx.xx. Hence Post Close DTI per xxxx is x.xxx%. Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Subject approve at 44.10%. Tape shows other undisclosed mortgage not included in DTI. DTI may raise to 83%. Also, Borrower purchased another property on 6/XX/2021 and did not disclose it. However, Subject loan is non-owner occupied."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
23868144	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,967.32	09/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,089.66	2.250%	360	xx	xx	VA	Fixed	Refinance	xx	xx	Streamline Refinance	Yes	xx	xx	25.000%	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	685	716	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the Updated title report dated xx/XX/2021 reflects that the subject mortgage was originated on xx/XX/2021 with the lender MERS as nominee for xx in the amount of $xx, which was recorded on xx/XX/2021 Instrument xx.
The chain of the assignment has been completed.
No active liens and judgments have been found against the borrower and the property.
County 1st half taxes for the year of 2021/2022 are due on xx/XX/2021 in the amount of $1,983.66.
County 2nd half taxes for the year of 2021/2022 are due on xx/XX/2022 in the amount of $1,983.66.
No prior year’s delinquent taxes have been found.	According to a review of the payment history as of xx/XX/2021, the borrower is currently performing with the loan and the next due date for the regular payment is xx/XX/2021. The last payment was received on xx/XX/2021 total in the amount of PITI $2,516.76 which includes P&I $2,089.66 with the rate of interest 2.250%, which was applied for the due date of xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.	xx:According to the review of the servicing comments, the Status of loan is currently performing. As per the payment history as of xx/XX/2021, the borrower is currently performing with the loan and the next due date for the regular payment is xx/XX/2021. The last payment was received on xx/XX/2021 total in the amount of PITI $2,516.76 which includes P&I $2,089.66 with the rate of interest 2.250%, which was applied for the due date of xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.
No comments have been found regarding reason for default.
Employment details are not mentioned in URLA.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No damage pertaining to the subject property has been found. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Borrower x Current Employer x Contact Name Loan Value: Unavailable Tape Value: xx|---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Amount of Secondary Lien(s): $x.xx. Loan Amount: $xx. CLTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. LTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: No Cash-Out Tape Value: Lower rate or term Variance: Variance %: Comment: Final application reflects purpose of refinance per application as no cash-out. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Seller tape shows in VA IRRRL streamline refinance loans, there should be waiting period or gap between of 210 days first payment date of existing mortgage which is getting paid off and between closing of our new subject loans. In this loan the waiting period is not satisfied."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
65029770	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,400.06	09/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$897.64	2.750%	360	xx	xx	FHA	Fixed	Refinance	xx	xx	Streamline Refinance	No	xx	xx	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Not Applicable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2021 shows that the subject mortgage was originated on xx/XX/2021 with the lender MERS as nominee for xx which was recorded on xx/XX/2021.
The chain of the assignment has not been found.
No active judgments or liens have been found.
Taxes of 2021 have been paid in the amount of $1,700.03.
Taxes of 2021 are due in the amount of $1,700.03 on xx/XX/2021.	According to the payment history as of xx/XX/2021, the borrower is current with the loan and the last payment was received on xx/XX/2021 which was applied for xx/XX/2021 and the next due date for the payment is xx/XX/2021. The P&I is in the amount of $897.64 and PITI is in the amount of $1,281.15. The UPB reflected is in the amount of $xx.	xx:As per the review of the servicing comments, currently, the loan is in performing and the borrower is current with the loan and the last payment was received on xx/XX/2021 which was applied for xx/XX/2021 and the next due date for the payment is xx/XX/2021. The P&I is in the amount of $897.64 and PITI is in the amount of $1,281.15. The UPB reflected is in the amount of $xx.
The reason for default is unable to be determined.
No comments have been found regarding bankruptcy in the latest servicing comments.
No comments have been found regarding foreclosure in the latest servicing comments.
The subject property has been occupied by the owner. Recent servicing comments do not reflect any damage pertaining to the subject property. xx:xx:xx	Not Applicable	Credit Report Missing or error on the Rate Lock Mortgage Insurance	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: N/A Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: "Collateral Value used for Underwriting: $xx. Loan Amount: $xx. CLTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xx (Days)   Variance %:    Comment: Note document reflects Note date as x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: x.xxx% Variance %: x.xxxxx% Comment: "Collateral Value used for Underwriting: $xx. Loan Amount: $xx. LTV/CLTV = xx.xxx%. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Seller tape shows Mortgage/Program Eligibility. Cannot insure. The case number on this loan belongs to loan number 566-3259833-703 and not active at closing."
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage insurance certificate is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."	* Missing credit report (Lvl 2) "Credit report is missing from loan file"		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
76132223	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,822.41	09/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,105.92	3.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	692	716	29.338%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2020 with lender xx & xx and recorded on xx/XX/2020 for the amount of $xx.
The chain of assignment has not been completed. No latest assignment has been found.
There are no active liens and judgments against the borrower.
County taxes for the year 2021-2022 will due on xx/XX/2021 for the amount of $1411.21. No prior year tax delinquency has been found.	According to the payment history as of dated xx/XX/2021, the borrower is regular with the payment and the next due date is xx/XX/2021. The last payment was received on xx/XX/2021 for the amount of $1105.92xx. The monthly P&I is in the amount of $639.21 with an interest rate of 3.625%. The current UPB is reflected in PH for the amount of $xx.	xx:The current status of the loan is performing. According to the payment history as of dated xx/XX/2021, the borrower is regular with the payment and the next due date is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $1105.92xx. The monthly P&I is in the amount of $639.21 with an interest rate of 3.625%. The current UPB is reflected in PH for the amount of $xx.
No comments have been found regarding the foreclosure and bankruptcy. The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. No comments have been found regarding the income impacted due to covid-19. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: MI Certificate Number Loan Value: xxxxxxx Tape Value: xxxxxxxx |---| |----| Comment: As per Tape data ,MI Certificate no is xxxxxxxx .However its reflectxxxxxxx . Tape Source: Initial Tape Type:
Field: Original Note Doc Date Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx Variance: xx (Days) Variance %: Comment: As per Tape data ,Note Date is x/XX/xxxx .However Note documents reflects as xx/XX/xxxx. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that Cannot Increase test due to fee addition in Final CD dated 4/XX/2020. Initial LE dated 3/XX/2020 does not reflect Final 442 Fee. Final CD dated 4/XX/2020 reflects Final 442 Fee at $150.00. This is an increase in fee of $150.00 for charges that cannot increase. Valid COC for the increase of Final 442 Fee is missing from the loan documents.

Loan failed charges that Cannot Increase test due to fee addition in Final CD dated 4/XX/2020. Initial LE dated 3/XX/2020 does not reflect Recording Service Fee. Final CD dated 4/XX/2020 reflects Recording Service Fee at $8.00. This is an increase in fee of $8.00 for charges that cannot increase. Valid COC for the increase of Recording Service Fee is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape shows 97% LTV requires a homebuyer's education course prior to closing. Homebuyer's education course was not completed."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."		* Settlement date is different from note date (Lvl 1) "Final CD reflects closing date as 4/XX/2020. Notary's signature date on the Mortgage/Deed of Trust is 4/XX/2020. Note date is 4/XX/2020."	Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
55940989	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,039.78	09/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,408.83	2.250%	360	xx	xx	VA	Fixed	Refinance	xx	xx	Streamline Refinance	Yes	xx	xx	25.000%	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	809	806	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2021 and was recorded on xx/XX/2021, in the amount of $xx, with MERS as nominee for xx & xx, with Instrument#xx.

The chain of assignment has been completed; currently, the assignment is with MERS as nominee for xx & xx.

No active judgments or liens have been found against the borrower.
1st and 2nd installments county taxes of 2021 are due on xx/XX/2021 & xx/XX/2022 in the amount of $5,039.78.	According to the payment history as of xx/XX/2021, the borrower is performing with the loan. The last payment was received on xx/XX/2021 which was applied for the due date of xx/XX/2021 and the next due date for payment is xx/XX/2021. The P&I is in the amount of $1,408.83 and PITI is in the amount of $1,918.19. The UPB reflected as per the payment history is in the amount of $xx.	xx:As per the comment history, the borrower is performing with the loan.
According to the payment history as of xx/XX/2021, the borrower is performing with the loan. The last payment was received on xx/XX/2021 which was applied for the due date of xx/XX/2021 and the next due date for payment is xx/XX/2021. The P&I is in the amount of $1,408.83 and PITI is in the amount of $1,918.19. The UPB reflected as per the payment history is in the amount of $xx.
The reason for default is unable to be determined from the latest servicing comments.
No comment has been found stating that borrower’s income is impacted due to Covid-19.
No evidence has been found regarding damage or repairs in the latest servicing comments.
Borrower employment details are not available. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: Yes |---| |----| Comment: N.A Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xxx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Amount of Secondary Lien(s): $x.xx Loan Amount: $xx. CLTV = xxx.xx%   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: x/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: xx (Days)   Variance %:    Comment: The Note reflects the Original Note Doc Date as x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xxx.xxx% Tape Value: xx.xxx% Variance: x.xxx% Variance %: x.xxxxx% Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $ xxx,xxx.xx. CLTV = xxx%. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges than in total cannot increase more than 10% test. LE dated 12/XX/2020 reflects the Recording Service Fee at $0.00 Final CD dated 2/XX/2021 reflects the Recording Service Fee at $20.00 this is an increase of +$20.00 for charges that in total Cannot increase more than 10% test. COC for increase in fee is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "In VA IRRRL streamline refinance loans, there should WAITING period or GAP between of 210 days First payment date of Existing mortgage which is getting paid off and between Closing of our new Subject loans. In this loan the waiting period is not satisfied as the First payment of existing mortgage 4/XX/2021 is less than 210 days from closing date of loan 2/XX/2021."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
96585452	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,187.16	09/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$688.96	2.250%	360	xx	xx	USDA	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	736	788	27.390%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2021 shows that the subject mortgage was originated on xx/XX/2020 and was recorded on xx/XX/2020 in the amount of $xx, with MERS as nominee for xx & xx, recorded with the Instrument# xx.

No chain of assignments found. Unable to determine last assignee.

No active liens and judgments have been found against borrower and property.

1st and 2nd installment xx of 2020 have been due on different dates total in the amount of $2,187.16.	According to the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment was received on xx/XX/2021, the applied date was xx/XX/2021 and the next due date for payment is xx/XX/2021.The P&I is in the amount of $688.96 and PITI is in the amount of $939.58. The UPB reflected as per the payment history is in the amount of $xx.	xx:xx current status is performing.
 According to the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment was received on xx/XX/2021, the applied date was xx/XX/2021 and the next due date for payment is xx/XX/2021.The P&I is in the amount of $688.96 and PITI is in the amount of $939.58. The UPB reflected as per the payment history is in the amount of $xx.
Collection comment does not state reason for default. The subject property has been occupied by the owner. The borrower's intention is to keep the property.
No evidence has been found regarding Bankruptcy and Foreclosure.
No evidence has been found regarding litigation and contested matter. As per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.
No evidence has been found regarding COVID-19. xx:xx:xx	Not Applicable	Missing DU/GUS/AUS Missing or error on the Rate Lock Mortgage Insurance Origination Appraisal	Field: Last Payment Received Date Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx |---| xx (Days) |----| Comment: NA Tape Source: Initial Tape Type:
Field: Loan Documentation Type   Loan Value: Full Documentation   Tape Value: Streamline Refinance   Variance:    Variance %:    Comment: As per tape data, Loan Documentation Type is Streamline Refinance. However, Final Application reflects as Full Documentation.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xx (Days)   Variance %:    Comment: As per tape data, Original Note Doc Date is x/XX/xxxx. However, Note Document reflects as xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: -x.xxx% Variance %: -x.xxxxx% Comment: As per tape data, Post Close DTI is xx.xxx%. However, Final Application documents reflects as xx.xxx%. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Seller tape shows Uninsured USDA. Commitment was not obtained prior to closing on this USDA streamline refinance. Unable to obtain commitment after closing. Annual Fee Monthly Premium removed from payment effective with the October 2021 payment. Upfront Guarantee Fee applied to principal balance on 06/XX/21. Monthly Premiums Remain in escrow account. Notification letter sent to borrower and delivery confirmed."
* MI, FHA or MIC missing and required (Lvl 3)     "USDA Guarantee Certificate is missing from the loan documents."
* Missing Appraisal (Lvl 3)     "Appraisal Report is missing from the loan documents."
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "GUS report is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate Lock Agreement is missing from the loan documents."	* Settlement date is different from note date (Lvl 2) "Final CD reflects closing date as xx/2020. Borrower(s) signature date on the Mortgage/Deed of Trust is xx/2020. Note date is xx/2020."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
70008155	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,266.41	09/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$867.58	2.250%	360	xx	xx	USDA	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Unavailable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	659	708	28.509%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of xx report dated xx/XX/2021 shows that subject mortgage was originated on xx/XX/2020 with lender xx and recorded on xx/XX/2020. Chain of assignment is complete.Property taxes for the year 2021 are due in the amount of $2,266.41. No active liens and judgments found to the subject property.	Review of payment history as of xx/XX/2021 shows that borrower is current with the loan. Last payment was received on xx/XX/2021 in the amount of $1,119.25 for the due date of xx/XX/2021. Next due date is xx/XX/2021.Current UPB reflected as per Tape data is $xx.	xx:Borrower is currently performing.
Review of payment history as of xx/XX/2021 shows that borrower is current with the loan. Last payment was received on xx/XX/2021 in the amount of $1,119.25 for the due date of xx/XX/2021. Next due date is xx/XX/2021.Current UPB reflected as per Tape data is $xx.
No foreclosure related information found in the loan file.
No bankruptcy filed by the borrower.
No pertaining damages and repairs were found to the subject property. xx:xx:xx	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock Mortgage Insurance	Field: Loan Documentation Type Loan Value: Full Documentation Tape Value: Streamline Refinance |---| |----| Comment: Application reflects loan documentation type as Full Documentation. Tape Source: Initial Tape Type:
Field: Original Note Doc Date Loan Value: xx/XX/xxxx Tape Value: x/XX/xxxx Variance: xx (Days) Variance %: Comment: Note reflects the Original Note Doc Date as xx/XX/xxxx. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "PIW is missing from loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape reflects the following issue: Uninsured USDA. Commitment was not obtained prior to closing on this USDA streamline refinance. Unable to obtain commitment after closing. Annual Fee Monthly Premium removed from payment effective with the September 2021 payment. Upfront Guarantee Fee applied to principal balance on 12/XX/20. Monthly Premiums applied to principal balance on 03/XX/21 & 09/XX/21. Notification letter sent to borrower and delivery confirmed."
* MI, FHA or MIC missing and required (Lvl 3)     "Final CD reflects monthly MIP $65.49.However, MI certificate is missing from Loan Document."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement is missing from Loan Document."
																																																																																							* Settlement date is different from note date (Lvl 3) "Final CD reflects closing date as 10/XX/2020. Notary's signature date on the Mortgage/Deed of Trust is 10/XX/2020. Note date is 10/XX/2020."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
39700961	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,601.52	09/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,007.38	3.250%	360	xx	xx	FHA	Fixed	Refinance	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	660	658	46.869%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of updated title report dated xx/XX/2021 shows that the subject mortgage was originated on xx/XX/2020 and it was recorded on xx/XX/2020 in the amount of $xx in favor of ‘‘xx & xx” with Instr#xx.

The chain of assignment is complete.

No active judgments or liens have been found.

Annual county taxes of 2021/2022 are due in the total amount of $1,601.52.

No delinquent taxes have been found for the prior year.	The payment history dated as of xx/XX/2021 reveals that the borrower is current with the loan. The next due date is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $1,007.38 with the interest rate 3.250 % and it was applied for the due date xx/XX/2021. The current unpaid principal balance is in the amount of $xx.	xx:Loan is in performing status.

The payment history dated as of xx/XX/2021 reveals that the borrower is current with the loan. The next due date is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $1,007.38  with the interest rate 3.250 % and it was applied for the due date xx/XX/2021. The current unpaid principal balance is in the amount of $xx.

No foreclosure and bankruptcy evidence has been found.

According to the collection comment dated xx/XX/2020, the borrower’s income is impacted by Covid-19. The prior FB plan was requested by the borrower for 6 months from xx/XX/2020 to xx/XX/2020, but it subsequently requested to be removed from the plan. The plan was not removed but it was modified to 3 months beginning from xx/XX/2020 until xx/XX/2020 and the borrower completed this plan on time.

According to the collection comments, no damage or repairs have been found. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: Yes |---| |----| Comment: Yes. Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx Loan Amount: $xx. CLTV = xx.xxx%   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: x/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: xx (Days)   Variance %:    Comment: As per Tape data ,Note Date is xx/XX/xxxx .However Note documents reflects asx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: x.xxx% Variance %: x.xxxxx% Comment: Collateral Value used for Underwriting: $xx Loan Amount: $xx. LTV = xx.xxx% Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Initial Loan Estimate Delivery Date Test due to Initial loan estimate issue date 12/XX/2019 and borrower signed on 2/XX/2020 which is more than 3 business days."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed Charges That Cannot Increase Test and Charges That In Total Cannot Increase More Than 10% Test due to Initial Loan Estimate issue date 10/XX/2019 and borrower signed on 2/XX/2020 which is more than 3 business days from the initial application date 12/XX/2019."
* Loan does not conform to program guidelines (Lvl 3)     "Un insured FHA. Underwritten using appraised value instead of purchase price for a house owned less than one year. Once corrected DU is Refer. Borrowers does not qualify for a manual underwrite."
* Missing or error on the Rate Lock Document (Lvl 3)     "Missing a Rate Lock Agreement signed by Borrower(s) .State Required."
* ROR Transaction date not consistent with Note and/or HUD (Lvl 3) "Final CD reflects closing date as 2/XX/2020. Note date is 02/XX/2020. Notary signature date on the Mortgage/Deed of Trust is 02/XX/2020. ROR was signed by Borrower on 02/XX/2020 with an expiry date of 2/XX/2020."	* MI, FHA or MIC missing and required (Lvl 2) "This loan is FHA. Mortgage insurance certificate is missing from the loan file."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 46.869%, the Borrower income was $2,972.30 and total expenses are in the amount of $1,393.10 and the loan was underwritten by AUS/DU (Locator#xx) and its recommendation is “Approve/Eligible” with a DTI of 46.87%."		Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
69132771	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,464.09	09/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$813.88	2.625%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	778	Not Applicable	48.856%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2021 shows that the subject mortgage was originated on xx/XX/2020 with the lender xx which was recorded on xx/XX/2020.
The chain of the assignment has not been found.
No active judgments or liens have been found.
Taxes of 2021 are due in the amount of $5,464.09 on xx/XX/2022.
Taxes of 2020 have been paid in the amount of $4,982.43.	According to the payment history as of xx/XX/2021, the borrower is current with the loan and the last payment was received on xx/XX/2021 which was applied for xx/XX/2021 and the next due date for the payment is xx/XX/2021. The P&I is in the amount of $813.88 and PITI is in the amount of $1,411.58. The UPB reflected is in the amount of $xx.	xx:As per the review of the servicing comments, currently, the loan is in performing and the borrower is current with the loan and the last payment was received on xx/XX/2021 which was applied for xx/XX/2021 and the next due date for the payment is xx/XX/2021. The P&I is in the amount of $813.88 and PITI is in the amount of $1,411.58. The UPB reflected is in the amount of $xx.
The reason for default is unable to be determined.
No comments have been found regarding bankruptcy in the latest servicing comments.
No comments have been found regarding foreclosure in the latest servicing comments.
The subject property has been occupied by the owner. Recent servicing comments do not reflect any damage pertaining to the subject property. xx:xx:xx	Not Applicable	HUD-1 Closing Statement Missing or error on the Rate Lock	Field: Original CLTV Ratio Percent Loan Value: xx.xxx% Tape Value: xxxx.xxx% |---| -xxxx.xxx% |----| -xxxx.xxxxx% Comment: Value used for Underwriting: $xx. Loan Amount: $xxxxxx. CLTV = xx.xxx%. Tape Source: Initial Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xxxx.xxx%   Variance: -xxxx.xxx%   Variance %: -xxxx.xxxxx%   Comment: Value used for Underwriting: $xx. Loan Amount: $xxxxxx. LTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: x.xxxxx%   Tape Value: xxx.xxxx%   Variance: -xxx.xxxxx%   Variance %: -xxx.xxxxx%   Comment: As per Note document Original Stated Rate is x.xxx%.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Borrower income was $xxxx.xx and Present primary expenses are in the amount of $xxxx.xx, hence DTI Ratio as per xxxx is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Limited Cash Out (GSE definition) Tape Value: Change in Rate/Term Variance: Variance %: Comment: Transmittal Summary and URLA Final shows that purpose of refinance is Limited -Cash Out. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final Closing Disclosure hand signed by borrower is missing from loan documents."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 48.856%. Tape shows DTI increased due to undisclosed liability. No further details provided. Unable to rely on documents in file and unable to calculate ATR."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.856% as the Borrower income was $5,737.51 and total expenses are in the amount of $1,366.00 per AUS/DU (Locator#xx and its recommendation is "Approve/Eligible with a DTI of 48.856%"."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
67795049	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,996.88	08/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$719.19	3.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	Yes	801	Not Applicable	41.324%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Updated title report dated xx/XX/2021 shows that borrower xx is the current owner of the subject property. Subject mortgage originated on xx/XX/2020 with lender, xx in the amount of $xx has been active on the title at first lien position.
No assignment of mortgage was found.
No active judgments or liens have been found.
Property taxes of 2021are due on xx/XX/2022 in the amount of $1996.88.	Payment history as of xx/XX/2021 shows that loan is performing and next due for xx/XX/2021 payment. Last payment was applied on xx/XX/2021 in the amount of $1,342.58 for the due date xx/XX/2021. Current UPB is $xx and rate of interest 3.125%	xx:Current status of the loan is performing. Payment history as of xx/XX/2021 shows that borrower is due for xx/XX/2021 payment. Last payment was applied on xx/XX/2021 in the amount of $1,342.58 for the due date xx/XX/2021. Current UPB is $xx and rate of interest 3.125%
No foreclosure action was found.
No evidence of damage or repair was found. xx:xx:xx	Not Applicable	Affiliated Business Disclosure Missing or error on the Rate Lock	Field: First Payment Date Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx |---| -xxx (Days) |----| Comment: Original note reflects first payment date as xx/XX/xxxx. Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xxxx.xxx%   Variance: -xxxx.xxx%   Variance %: -xxxx.xxxxx%   Comment: Collateral Value used for Underwriting: $xx.Amount of secondary lien(s): $x.xx. loan amount: $xx.CLTV=xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xxxx.xxx%   Variance: -xxxx.xxx%   Variance %: -xxxx.xxxxx%   Comment: Collateral Value used for Underwriting: $xx loan amount: $xx LTV =xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: x.xxxxx%   Tape Value: xxx.xxxx%   Variance: -xxx.xxxxx%   Variance %: -xxx.xxxxx%   Comment: Original note reflects original stated rate as x.xxxxxx%.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: -x.xxx% Variance %: -x.xxxxx% Comment: The borrowers total income is $x,xxx.xx after Subject loan the Proposed amount $x,xxx.xx and total non-housing payments is $x,xxx.xx hence, the calculated DTI ratio is xx.xxx %. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Seller tape reflects, loan was re-purchased from FNMA and the reason was defect in the appraisal comparable sales, adjustments, insured."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement is missing from the loan documents."
																																																																																							* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "Required affiliated business disclosure is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
24733595	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,296.86	08/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,333.27	2.250%	360	xx	xx	VA	Fixed	Refinance	xx	xx	Streamline Refinance	Not Applicable	xx	xx	Unavailable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	755	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021, the subject mortgage was originated in xx/XX/2021 and recorded on xx/XX/2021.
Chain of assignment has been working at MERS as nominee for xx. which was recorded on xx/XX/2021.
There is a judgment in the amount of xx which was recorded on xx/XX/2020 in the favor of xx.
Annual taxes of 2020 have been paid in the amount of $4296.86. No prior year delinquent taxes have been found.	As per the tape of the payment history, the borrower is current with the loan and the next payment is due for xx/XX/2021. The first payment is due for xx/XX/2021. The P&I and PITI is $1,333.27. The UPB is $xx	xx:The present status of the loan is in performing and the next payment is due for xx/XX/2021. The first payment is due for xx/XX/2021. No records for bankruptcy and foreclosure have been found. The RFD is unable to be determined. No repairs and damages have been found. No comments have been found stating the borrower’s income has been impacted by Covid.The borrower Quinton B Hamm is a Disabled person for 4 years. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock Origination Appraisal	Field: Payment History String Loan Value: MMMM Tape Value: xxx |---| |----| Comment: The payment history is missing from the loan file. The payment history is missing from x/XX/xxxx to x/XX/xxxx. Tape Source: Initial Tape Type:
Field: Payment History String Reversed   Loan Value: MMMM   Tape Value: xxx   Variance:    Variance %:    Comment: The payment history is missing from the loan file. The payment history is missing from x/XX/xxxx to x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Change in Rate/Term   Tape Value: No Cash-Out   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Seller tape reflects the following issue, Loan wasn't 6 months seasoned from the modification date when the loan was refinanced. VA will not rescind the VA guaranty for this issue."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate Lock agreement is missing from the loan documents."	* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TILA finance charge test due to the finance charge is $xx. The disclosed finance charge of $xx is not considered accurate because it is understated by more than $100. Subject loan is a refinance, originated on 4/XX/2021 and the SOL is 3 years.

This loan failed the TILA foreclosure rescission finance charge test due to the finance charge is $xx. The disclosed finance charge of $xx is not considered accurate for purposes of rescission because it is understated by more than $35. Subject loan is a refinance, originated on 4/XX/2021 and the SOL is 3 years."
																																																																																								* Missing Appraisal (Lvl 2) "An appraisal report is missing from the loan file."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
78380635	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$519.45	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,005.94	3.000%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	701	757	49.770%	First	Final policy	Not Applicable	$7,158.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2021 and was recorded on xx/XX/2021, in the amount of xx.
The chain of assignment has been completed. Currently, the assignment is with MERS as nominee for xx, which is recorded on xx/XX/2021.
There is a junior mortgage in the amount of $7158 which was recorded on xx/XX/2021 in the favor of xx
No active judgments or liens have been found.
1st, 2nd and 3rd installment county taxes of 2021 have been paid in the amount of $390.35.
4th installment county taxes of 2021 have been paid in the amount of $129.10.No prior year delinquent taxes have been found.	As per the tape, the borrower has been current with the loan and the next payment is due for xx/XX/2021. The last payment received details have not been mentioned. The P&I and PITI is $1,005.94. The UPB is $xx.	xx:The present status of the loan is in performing and the next payment is due for xx/XX/2021. The last payment received details have not been mentioned. No record for foreclosure and bankruptcy have been found. The RFD is unable to be determined. No repairs and damages have been found. No comments have been found stating the borrower’s income has been impacted by Covid. The working details of the borrower xx have not been mentioned. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	Field: Borrower x Current Employer x Contact Name Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Borrower x Current Employer x Position/Type of Business   Loan Value: Not Applicable   Tape Value: Office xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -x (Days)   Variance %:    Comment: Note reflects the Original Note Doc Date as x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: x.xxx% Variance %: x.xxxxx% Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. CLTV = xx.xxx%. Tape Source: Initial Tape Type:	4: Unacceptable	* Loan does not conform to program guidelines (Lvl 4) "Tape flagged sale as violating FHA flipping rules. Subject sold 8/XX/20 for $xx and flipped property to BWR for $xx on 2/XX/21 with no noted material repairs. Elevated for client review."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan fails initial loan estimate delivery date test. Initial application dated 11/XX/2020, Initial Loan Estimate dated 12/XX/2020 delivered on 12/XX/2020 which is not delivered in 3 business days from application. Document tracker proving the Loan Estimate was delivered within 3 business days from the Initial Application date is missing from the loan documents."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan fails Charges that cannot increase 0% Tolerance test and Charges that in total cannot increase test due to loan fails initial loan estimate delivery date test. Initial application dated 11/XX/2020, Initial Loan Estimate dated 12/XX/2020 delivered on 12/XX/2020 which is not delivered in 3 business days from application. Document tracker proving the Loan Estimate was delivered within 3 business days from the Initial Application date is missing from the loan documents."
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage Insurance certificate is missing from loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement is missing from the loan documents."
																																																																																							* Settlement date is different from note date (Lvl 3) "Final CD reflects closing date as 2/XX/2021. Notary's signature date on the Mortgage/Deed of Trust is 2/XX/2021. Note date is 2/XX/2021."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.770%,the Borrower income was $5,204.39 and total expenses are in the amount of $2,590.22 and the loan was underwritten by DU (Locator# xx) and its recommendation is “Approve/Eligible” with a DTI of 49.77%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
5751716	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,446.97	09/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,396.57	2.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	774	801	30.741%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2021 with lender MERS as nominee for xx, and recorded on xx/XX/2021 for the amount of $xx.
The chain of assignment has not been completed. No latest assignment has been found.
There are no active liens and judgments against the borrower.
Taxes for the year 2020-2021 have been paid for the amount of $4446.97. No prior year tax delinquency has been found.	According to the payment history as of dated xx/XX/2021, the borrower is regular with the payment and the next due date is xx/XX/2021. The last payment was received on xx/XX/2021 for the amount of $6223.37xx. The monthly P&I is in the amount of $3396.57 with an interest rate of 2.750%. The current UPB is reflected in PH for the amount of $xx.	xx:The current status of the loan is performing. According to the payment history as of dated xx/XX/2021, the borrower is regular with the payment and the next due date is xx/XX/2021. The last payment was received on xx/XX/2021 for the amount of $6223.37xx. The monthly P&I is in the amount of $3396.57 with an interest rate of . The current UPB is reflected in PH for the amount of $xx.
No comments have been found regarding the foreclosure and bankruptcy.
The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. Also, no comments have been found regarding the income impacted due to covid-19. xx:xx:xx	Not Applicable	HUD-1 Closing Statement Initial 1003_Application Missing Dicsloures Missing DU/GUS/AUS Missing or error on the Rate Lock	Field: Borrower x Current Employer x Contact Name Loan Value: Unavailable Tape Value: Feedback Loop Inc |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Borrower x Current Employer x Position/Type of Business   Loan Value: Unavailable   Tape Value: VP of Product   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N.A   Tape Source: Initial   Tape Type:
Field: Escrow Account Indicator   Loan Value: Unavailable   Tape Value: Yes   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Number of Months Collection Comments Received   Loan Value: Unavailable   Tape Value: x   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx Variance: -x (Days) Variance %: Comment: The Note reflects the Original Note Doc Date as x/XX/xxxx. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final closing disclosure is missing from the loan documents."
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "AUS/DU Report is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 3)     "Initial application is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement is missing from the loan documents."
																																																																																							* Missing Required Disclosures (Lvl 3) "Home loan toolkit is missing from the loan documents."											Value: Date: Type:Desk Review	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
20804572	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$6,960.63	10/XX/2021	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,554.94	5.000%	360	xx	xx	FHA	Fixed	Unavailable	Unavailable	Unavailable	Unavailable	Not Applicable	xx	xx	Not Applicable	Unavailable	Unavailable	Single Family	xx	xx	Primary	No	Not Applicable	Unavailable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	08/XX/2021	$299,442.53	Not Applicable	5.000%	$1,520.74	08/XX/2021	Financial Hardship	As per the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2016 with the lender MERS as nominee for xx which was recorded on xx/XX/2016.
The chain of assignment has been completed. Currently, the mortgage is xx Trust.
There are multiple state tax liens against the borrower. The amount is unable to be determined.
Annual county taxes of 2021 have been due in the amount of $6,960.63.	As per the payment history as of xx/XX/2021, the borrower is delinquent for 1 month. The last payment was received on xx/XX/2021 in the amount of $1,520.74 for the due date of xx/XX/2021. The next due date is xx/XX/2021. The current unpaid principal balance is $xx.	xx:The loan is currently in collections. As per the payment history as of xx/XX/2021, the borrower is delinquent for 1 month. The last payment was received on xx/XX/2021 in the amount of $1,520.74 for the due date of xx/XX/2021. The next due date is xx/XX/2021. The current unpaid principal balance is $xx.
The foreclosure was initiated. The file was referred to an attorney on xx/XX/2020 and the complaint was filed on xx/XX/2020. The judgment was entered but date is not available. The sale was scheduled for xx/XX/2021. However, the foreclosure was put on hold as loan modified on xx/XX/2021.
The loan modification agreement was made on xx/XX/2021. According to the modified terms, the new modified principal balance is $xx. The borrower promised to pay $1,520.74 monthly with interest rate of 5.00%. The first modified payment date is xx/XX/2021 and the maturity is xx/XX/2055.
No any damages have been found to the subject property. The subject property is owner occupied.
As per the comment dated xx/XX/2020, the borrower’s income is impacted by the covid-19. No further details have been found. xx:The foreclosure was initiated. The file was referred to an attorney on xx/XX/2020 and the complaint was filed on xx/XX/2020. The judgment was entered but date is not available. The sale was scheduled for xx/XX/2021. However, the foreclosure was put on hold as loan modified on xx/XX/2021. xx:xx	The loan modification agreement was made on xx. According to the modified terms, the new modified principal balance is $xx. The borrower promised to pay $1,520.74 monthly with interest rate of 5.00%. The first modified payment date is 8/XX/2021 and the maturity is 12/XX/2055.	Affiliated Business Disclosure
Credit Application
Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Missing DU/GUS/AUS
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Notice of Servicing Transfer
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: Current Foreclosure Status Loan Value: Awaiting Sale Tape Value: Judgment Entered |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $x.xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Foreclosure Delay/Obstruction Start Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xxx (Days)   Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Foreclosure Judgment Entered Date   Loan Value: Unavailable   Tape Value: x/XX/xxxx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Mortgage Type   Loan Value: FHA   Tape Value: Conventional   Variance:    Variance %:    Comment: Original note reflects mortgage type as FHA.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxMM   Tape Value: xxxxxxxxxxxxxxxxxXXXXXXX   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MMxxxxxxxxxxxxxxxxxxxxxx   Tape Value: XXXXXXXxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx  Tape Value: xx   Variance:    Variance %:    Comment: The Note signed on x/XX/xxxx reflects the property address as xx.   Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: xx/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xxxx (Days)   Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: xxx Tape Value: xxx Variance: x Variance %: x.xxxxx% Comment: Original note reflects stated remaining term as xxx. Tape Source: Initial Tape Type:	3: Curable	* Application Missing (Lvl 3) "Final application is missing from the loan documents."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership counseling disclosure is missing from the loan documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 3)     "Intent to proceed is missing from the loan documents."
* Missing Appraisal (Lvl 3)     "Appraisal report is missing from the loan documents."
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "AUS report is missing from the loan documents."
* Missing flood cert (Lvl 3)     "Flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 3)     "Initial application is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial CD is missing from the loan documents."
* Missing Initial LE (Lvl 3)     "Initial LE is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 3)     "Hazard insurance certificate is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)     "List of service providers is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)     "Notice of servicing transfer is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3)     "Affiliate business disclosure is missing from the loan documents."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Transmittal summary (1008) is missing from the loan documents."	* Missing credit report (Lvl 2) "Credit report is missing from loan file"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
28828121	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$935.21	$2,813.42	09/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$947.43	4.250%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	669	Not Applicable	41.467%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2017 with the lender MERS as nominee for xx. in the amount of $xx which was recorded on xx/XX/2017 with instrument #xx.

There is no chain of assignment as the subject mortgage is with the original lender.

There is a Mechanics lien against the borrower in the favor of xx in the amount of $2,032.04 which was recorded on xx/XX/2020.

Parcel#xx Combined 1st and 2nd installment taxes of 2020 have been paid in the amount of $1,312.80 on xx/XX/2021 and $1,316.04 on xx/XX/2021.

Parcel # xx - Combined annual installment taxes for the year 2019 and 2020 are delinquent in the total amount of $935.21 which are due on xx/XX/2021. The delinquent taxes are good though till xx/XX/2021.	According to the review of the payment history as of xx/XX/2021, the borrower is current with the loan and the next due date for the regular payment is xx/XX/2021. The last payment was received on xx/XX/2021 in the total amount of PITI is $1,223.61 which includes P&I of $947.43, which was applied for the due date of xx/XX/2021. The current UPB reflected is in the amount of $xx.	xx:As per the review of collection comments, the current status of the loan is performing. According to the review of the payment history as of xx/XX/2021, the borrower is current with the loan and the next due date for the regular payment is xx/XX/2021. The current UPB reflected is in the amount of $xx. The reason for default is unable to be determined. No comments have been found regarding the borrower’s income impacted due to covid-19 pandemic. No comments have been found regarding the subject property condition. Currently, the borrower is working at xx as xx from 14 years. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Payment History String Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx Tape Value: xxxxxxxxxxxx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Payment History String Reversed Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx Tape Value: xxxxxxxxxxxx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "This loan has failed Charges That Cannot Increase Test, because Initial LE dated 3/XX/2017 shows Verification Fee at $0.00, however Final CD dated 7/XX/2017 shows Verification Fee at $35.00. This is a fee increase of $35.00 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape reflects. Appraisal issue: Comparable sale(a) two and three were considered inappropriate, the appraiser must describe the differences, consider these factors in the market value, and provide an explanation justifying the use of the comparable(a). Appraisers must use comparable sales that are the most locationally and physically similar to the subject property"
* Missing or error on the Rate Lock Document (Lvl 3) "Missing rate lock agreement from the loan file."	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan has failed Reimbursement Amount Validation Test and Consummation or Reimbursement Date Validation Test."
																																																																																								* ComplianceEase TILA Test Failed (Lvl 2) "This loan has failed Revised Closing Disclosure Delivery Date Test (Waiting Period Required)."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
51354483	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,446.90	09/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,649.05	2.750%	180	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	713	741	46.038%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Updated title report dated xx/XX/2021 shows that borrower xx and xx are the current owners of the subject property. Subject mortgage originated on xx/XX/2020 with lender, xx. in the amount of $xx has been active on the title at first lien position.
No assignment of mortgage was found.
No active judgments or liens have been found.
Property taxes of 2021 have been paid on xx/XX/2021 in the amount of $4223.45.	Payment history as of xx/XX/2021 shows that loan is performing and next due for xx/XX/2021 payment. Last payment was applied on xx/XX/2021 in the amount of $2505.09 for the due date xx/XX/2021. Current UPB is $xx and rate of interest is 2.750%	xx:Current status of the loan is performing. Payment history as of xx/XX/2021 shows that loan is performing and next due for xx/XX/2021 payment. Last payment was applied on xx/XX/2021 in the amount of $2505.09 for the due date xx/XX/2021. Current UPB is $xx and rate of interest is 2.750%
No foreclosure action was found. No comment indicating any Covid impact was found.
No evidence of damage or repair was found. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock Origination Appraisal	Field: Payment History String Loan Value: xxxxxxxxxxxxx Tape Value: xxxxxxxxxxxx |---| |----| Comment: As per payment history. Tape Source: Initial Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxx   Variance:    Variance %:    Comment: As per payment history.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Post close DTI per xxxx is xx.xx%.   Tape Source: Initial   Tape Type:
Field: Post-Close Housing Ratio per xxxx Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: -x.xxx% Variance %: -x.xxxxx% Comment: Post Close Housing ratio per xxxx is xx.xxx%. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan Fails Qualified Mortgage Lending Policy Points and Fees Test due to Fees charged $7,275.50 Fees threshold $7,225.42 Over By +$50.08.

The below fees were included in the test:

Mortgage Broker Fee (Indirect): $5,467.50
Points - Loan Discount Fee paid by Borrower: $833.00
Underwriting Fee paid by Borrower: $975.00"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation in Charges that Cannot Increase test due to increase of fee in Initial CD dated 7/XX/2020. Initial LE dated 6/XX/2020 reflect Points - Loan Discount Fee at $622.00, However, Initial CD dated 7/XX/2020 reflect Points - Loan Discount Fee at $833.00 This is fee increase of $211.00 for 0% tolerance test fee. Valid COC for the increase in fee amount is missing in the loan documents."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan Fails GSE (Fannie Mae public guidelines) QM Points and Fees Test due to Fees charged $7,275.50 Fees threshold $7,225.42 Over By +$50.08.

The below fees were included in the test:
Mortgage Broker Fee (Indirect): $5,467.50
Points - Loan Discount Fee paid by Borrower: $833.00
Underwriting Fee paid by Borrower: $975.00"
* LE/CD Issue date test Fail (Lvl 3)     "Loan fails Compliance Ease delivery and timing test for Revised Closing Disclosure dated 7/XX/2020. Document tracker is missing and 3 business days were added to get receipt date 07/XX/2020 which is after the Consummation date 7/XX/2020."
* Missing Appraisal (Lvl 3)     "Appraisal report is missing from the loan document."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement is missing from the loan document."
* Missing Required Disclosures (Lvl 3) "Home loan toolkit disclosure is missing from the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 47%. Seller tape shows adding missing auto debt may push DTI over 51%. Unable to rely on docs in file and unable to calc ATR"
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 46.56% as the Borrower income was $xx and total expenses are in the amount of $5,067.43 and the loan was underwritten by LP (Locator#xx) and its recommendation is “Accept/Eligible” with 47%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
49969247	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,999.51	10/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$864.41	3.500%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	704	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2021 shows that the subject mortgage was originated on xx/XX/2020 with the lender MERS as nominee for xx. which was recorded on xx/XX/2020.
The chain of the assignment has not been found.
There is a prior mortgage in the favor of xx in the amount of $xx which was recorded on xx/XX/2018. However, the subordination agreement was found located at Ln#xx.pdf pg#xx.
No active judgments or liens have been found.
Taxes of 2020 have been paid in the amount of $2,999.51	According to the payment history as of xx/XX/2021, the borrower is current with the loan and the last payment was received on xx/XX/2021 which was applied for xx/XX/2021 and the next due date for the payment is xx/XX/2021. The P&I is in the amount of $864.41 and PITI is in the amount of $1,251.75. The UPB reflected is in the amount of $xx.	xx:As per the review of the servicing comments, currently, the loan is in performing and the borrower is current with the loan and the last payment was received on xx/XX/2021 which was applied for xx/XX/2021 and the next due date for the payment is xx/XX/2021. The P&I is in the amount of $864.41 and PITI is in the amount of $1,251.75. The UPB reflected is in the amount of $xx.
The reason for default is unable to be determined.
No comments have been found regarding bankruptcy in the latest servicing comments.
No comments have been found regarding foreclosure in the latest servicing comments.
The subject property has been occupied by the owner. As per the comment dated xx/XX/2021, the subject property had damage due to water. xx:xx:xx	Not Applicable	Notice of Servicing Transfer	Field: Did a Modification Change Note Terms? Loan Value: No Tape Value: Yes |---| |----| Comment: No Tape Source: Initial Tape Type:
Field: MI Company   Loan Value:xx  Tape Value: Other   Variance:    Variance %:    Comment:xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxMMMM   Tape Value: xxxxxxxxxxxx   Variance:    Variance %:    Comment: xxxxxxxxxxxMMMM.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: MMMMxxxxxxxxxxxx Tape Value: xxxxxxxxxxxx Variance: Variance %: Comment: MMMMxxxxxxxxxxx. Tape Source: Initial Tape Type:	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 50.52% as the Borrower’s income is $5,965.77 and total expenses are in the amount of $3,014.15 and the loan was underwritten by AUS/DU (Locator#xx) & its recommendation is “Refer with Caution”."	* ComplianceEase Exceptions Test Failed (Lvl 3) "1. This loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

2. This loan failed the closing or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date)."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE Risk indicator is "Moderate" since this loan has points and fees that exceed the points and fees threshold. The loan amount is $xx or more, and the transaction's total points and fees is $5,797.25, which exceeds 3 percent of the total loan amount of $xx."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "1. This loan failed the charges that cannot increase test. Missing valid COC for a total fee increased total in the amount of $134.75 on final CD dated 05/XX/2020. Provided revised LE dated 03/XX/2020 reflects the Loan Discount Points Fee as $0.00, however, the final CD reflected it as $134.75. There is a total fee increased of $134.75 for a Non-Shoppable Fee which exceeded the 0% tolerance for Non-Shoppable Fees.

2. This loan failed the lender credit that cannot decrease test. Missing valid COC for a Non-specific Lender Credit decreased in the amount of $531.30 on final CD dated 05/XX/2020."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3) "An executed copy of Notice of Servicing Transfer disclosure is missing from the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Tape shows DTI miscalculation may push DTI over 53%. Unable to rely on the provided documents in the loan file."
																																																																																								* GSE Points and Fees Test Violations (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
80976084	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$921.84	10/XX/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$483.64	5.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	681	Not Applicable	44.289%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2021 shows that the subject mortgage was originated on xx/XX/2020 and was recorded on xx/XX/2020 in the amount of $xx, with MERS as nominee for xx., recorded with the Instrument xx.

No chain of assignments found. Unable to determine last assignee.

No active liens and judgments have been found against borrower and property.

There are no prior year real estate delinquencies.	According to the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment was received on xx/XX/2020, the applied date was xx/XX/2021 and the next due date for payment is xx/XX/2021.The P&I is in the amount of $483.64 and PITI is in the amount of $705.25. The UPB reflected as per the payment history is in the amount of $xx.	xx:xx current status is performing
 According to the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment was received on xx/XX/2020, the applied date was xx/XX/2021 and the next due date for payment is xx/XX/2021.The P&I is in the amount of $483.64 and PITI is in the amount of $705.25. The UPB reflected as per the payment history is in the amount of $xx.
Collection comment does not state reason for default. The subject property has been occupied by the owner. The borrower's intention is to keep the property.
No evidence has been found regarding Bankruptcy and Foreclosure.
No evidence has been found regarding litigation and contested matter. As per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.
No evidence has been found regarding COVID-19. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: MI Company Loan Value:xx Tape Value: Other |---| |----| Comment: as per review. Tape Source: Initial Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxx   Tape Value: Xxxxxxxxxxx   Variance:    Variance %:    Comment: as per review.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xxxxxxxxxxxxx Tape Value: xxxxxxxxxxX Variance: Variance %: Comment: as per review. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows, Interest rate is too high to sale to FNMA or FHLMC."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Missing a Rate Lock Agreement signed by Borrower(s) or memorialized comment by the Loan Officer."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.289% as the Borrower income was $4,288.29 and total expenses are in the amount of $1,900.00 per AUS/DU (Locator#xx) and its recommendation is “Approve/Eligible with 44.31%.”."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
20867613	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$2,485.08	$9,940.34	10/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,430.18	3.375%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	714	722	48.508%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of updated title report dated xx/XX/2021 shows that the subject mortgage was originated on xx/XX/2020 and it was recorded on xx/XX/2020 in the amount of $xx in favor of ‘‘xx.” with Instr#xx.

The chain of assignment is complete.

No active judgments or liens have been found.

1st installment county taxes of 2020 have been paid off in the amount of $5,007.45 on xx/XX/2021.

2nd installment county taxes of 2020 are delinquent in the amount of $2,485.08 which was due on xx/XX/2021. The taxes are good through till xx/XX/2021.	The payment history dated as of xx/XX/2021 reveals that the borrower is current with the loan. The next due date is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $1,430.18 with an interest rate 3.375% and it was applied for the due date xx/XX/2021. The current unpaid principal balance is in the amount of $xx.	xx:Loan is in performing status.

The payment history dated as of xx/XX/2021 reveals that the borrower is current with the loan. The next due date is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $1,430.18 with an interest rate 3.375% and it was applied for the due date xx/XX/2021. The current unpaid principal balance is in the amount of $xx.

No foreclosure and bankruptcy evidence has been found.

According to the collection comments, no damage or repairs have been found. xx:xx:xx	Not Applicable	Origination Appraisal	Field: Did a Modification Change Note Terms? Loan Value: No Tape Value: Yes |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxx   Tape Value: XXXxxxxxxxxx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxx   Tape Value: xxxxxxxXxXXX   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Limited Cash Out (GSE definition) Tape Value: Change in Rate/Term Variance: Variance %: Comment: Application reflects purpose of refinance as Limited cash out. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan fails Compliance Ease delivery and timing test for Closing Disclosure dated 10/XX/2020. Document tracker is missing and 3 business days were added to get receipt date 11/XX/2020 which is after the Consummation date 10/XX/2020."
* Missing Appraisal (Lvl 3) "Appraisal report is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 48.51%. Tape shows taxes incorrect and may push DTI over 50%. Unable to rely on docs in file and unable to calc ATR."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.508%, the borrower income was $xx and total expenses are in the amount of $5,045.55 and the loan was underwritten by DU (Locator xx) and its recommendation is “Approve/Eligible” with a DTI of 48.51%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
13763071	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,780.09	10/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,183.64	2.750%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	Not Applicable	xx	Primary	Yes	Yes	No	691	Not Applicable	18.359%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Updated title report dated xx/XX/2021 shows that borrower xx is the current owner of the subject property. Subject mortgage originated on xx/XX/2020 with lender, xx. in the amount of $xx has been active on the title at first lien position.
No assignment of mortgage was found.
No active judgments or liens have been found.
Property taxes of 2021 are paid in installments. Last installment was paid on xx/XX/2021 in the amount of $1390.04.	Payment history as of xx/XX/2021 shows that loan is performing and next due for xx/XX/2021 payment. Last payment was applied on xx/XX/2021 in the amount of $1427.68 for the due date xx/XX/2021. Current UPB is $xx and rate of interest 2.750%	xx:
Current status of the loan is performing. Payment history as of xx/XX/2021 shows that loan is performing and next due for xx/XX/2021 payment. Last payment was applied on xx/XX/2021 in the amount of $1427.68 for the due date xx/XX/2021. Current UPB is $xx and rate of interest 2.750%
No foreclosure action was found. No comment indicating any Covid impact was found.
No evidence of damage or repair was found. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock Origination Appraisal	Field: Did a Modification Change Note Terms? Loan Value: No Tape Value: Yes |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxx   Tape Value: XXXXxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxx   Tape Value: xxxxxxxXXXXX   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Borrower income was $x,xxx.xx and total expenses are in the amount of $x,xxx.xx calculated Post-Close DTI as per xxxx is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Post-Close Housing Ratio per xxxx Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: x.xxx% Variance %: x.xxxxx% Comment: Borrower income was $x,xxx.xx and Present primary expenses are in the amount of $x,xxx.xx calculated Post-Close Housing Ratio is xx.xxx%. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed TRID tolerance test charges that cannot increase 0% and charges that in total cannot increase more than 10% test due to loan failed Initial LE estimate delivery and timing test. Initial LE dated 07/XX/2020 which is digitally received on 07/XX/2020 which is more than 3 business days from initial application date 07/XX/2020."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape shows loan closed after expiration of credit report. Unable to obtain credit report to resolve. LP was invalidated due to credit expiration."
* Missing Appraisal (Lvl 3)     "PIW (Property Inspection Waiver) is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate Lock Agreement is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
9825530	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$950.24	10/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$363.23	4.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	674	Not Applicable	26.964%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the Updated title report dated xx/XX/2021 reflects that the subject mortgage was originated on xx/XX/2020 with the lender MERS as nominee for xx in the amount of $xx, which was recorded on xx/XX/2020 Instrument#xx.
The chain of the assignment has been completed.
There is Judgment active in the Favor of xx of xx in the amount of $0.00 which was recorded prior to subject mortgage on xx/XX/2013.
County 1st half taxes for the year of 2021 are due on xx/XX/2021 in the amount of $475.12.
County 2nd half taxes for the year of 2021 are due on xx/XX/2022 in the amount of $475.12.
No prior year’s delinquent taxes have been found.	According to a review of the payment history as of xx/XX/2021, the borrower is currently performing with the loan and the next due date for the regular payment is xx/XX/2021. The last payment was received on xx/XX/2021 total in the amount of PITI $596.82 which includes P&I $363.23 with the rate of interest 4.375%, which was applied for the due date of xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.	xx:According to the review of the servicing comments, the Status of loan is currently performing. As per the payment history as of xx/XX/2021, the borrower is currently performing with the loan and the next due date for the regular payment is xx/XX/2021. The last payment was received on xx/XX/2021 total in the amount of PITI $596.82 which includes P&I $363.23 with the rate of interest 4.375%, which was applied for the due date of xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.
Tape shows borrower was not employed at time of closing. Collection comments did not show this activity but we are elevating for client review as most likely Covid related.
The borrower xx has been working at xx as xx for 12 years.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No damage pertaining to the subject property has been found. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Did a Modification Change Note Terms? Loan Value: No Tape Value: Yes |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: MI Company   Loan Value:xx  Tape Value: Other   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xxxxxxxxxxxxxxxxx Tape Value: xxxxxxxxxxxx Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "This loan has failed Charges That Cannot Increase Test, because Initial LE dated 3/XX/2020 shows Rate Lock Extension Fee at $0.00, however Final CD dated 6/XX/2020 shows Rate Lock Extension Fee at $363.75. This is a fee increase of $363.75 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from loan document."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 26.964%. Tape shows that the borrower was not employed at the time of closing. Unable to rely on documents in file and unable to calculate ATR."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "This loan has failed Reimbursement Amount Validation Test and Consummation or Reimbursement Date Validation Test."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule as the loan is failed for QM safe Harbor threshold test as APR (5.674%) is exceeded APOR (4.920%) by 0.754%. The APR threshold is 4.920% and the subject loan is escrowed one.

Qualified Mortgage Safe Harbor Threshold: FAIL     Charged: 5.674%    Allowed: 4.920%    Over by: +0.754%"
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan has failed Revised Closing Disclosure Delivery Date Test (Waiting Period Required)."
* Higher Price Mortgage Loan (Lvl 2)     "This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

																																																																																								Higher-Priced Mortgage Loan Test: FAIL Charged: 5.674% Allowed: 4.920% Over by: +0.754%"		Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
58240628	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$558.30	10/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$517.62	3.625%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	720	Not Applicable	31.033%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Updated title report dated xx/XX/2021 shows that borrower, xx and xx are the current owners of the subject property. Subject mortgage originated on xx/XX/2020 with lender, xx. in the amount of $xx has been active on the title at first lien position.
No assignment of mortgage was found.
No active judgments or liens have been found.
Property taxes of 2020 are due on xx/XX/2021 in the amount of $558.30	Payment history as of xx/XX/2021 shows that loan is performing and next due for xx/XX/2021 payment. Last payment was applied on xx/XX/2021 in the amount of $850.33 for the due date xx/XX/2021. Current UPB is $xx and rate of interest 3.625%	xx:Current status of the loan is performing. Payment history as of xx/XX/2021 shows that loan is performing and next due for xx/XX/2021 payment. Last payment was applied on xx/XX/2021 in the amount of $850.33 for the due date xx/XX/2021. Current UPB is $xx and rate of interest 3.625%
No foreclosure action was found. No comment indicating any Covid impact was found.
No evidence of damage or repair was found. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: MI Company Loan Value: xx Tape Value: Other |---| |----| Comment: As per Mortgage Insurance document company name is xx. Tape Source: Initial Tape Type:
Field: Original Note Doc Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xx (Days)   Variance %:    Comment: As per Note document date is x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxx   Variance:    Variance %:    Comment: As per payment history.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xxxxxxxxxxxxxxxxxxx Tape Value: xxxxxxxxxxxx Variance: Variance %: Comment: As per payment history. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "This loan has failed Charges That Cannot Increase Test, because Initial LE dated 1/XX/2020 shows Points - Loan Discount Fee at $144.00, however Final CD dated 2/XX/2020 shows Points - Loan Discount Fee at $144.15. This is a fee increase of $0.15 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees.

This loan has failed Charges That In Total Cannot Increase More Than 10% Test.
Recording Fee was disclosed at $60.00 on Initial CD and it was disclosed at $90.00 on final CD, the difference is of $30.00, which is greater than 10%."
* Missing or error on the Rate Lock Document (Lvl 3) "Missing a Rate Lock Agreement signed by Borrower."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approve/eligible at 31.033%. Tape shows undisclosed liability, Borrower closed on additional mortgage right before our closing. Unable to rely on docs in file and unable to calc ATR."
																																																																																								* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan has failed Reimbursement Amount Validation Test and Consummation or Reimbursement Date Validation Test."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
58186391	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,436.88	10/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$427.53	2.750%	180	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	700	Not Applicable	38.203%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2021 and was recorded on xx/XX/2021, in the amount of $xx, with MERS as nominee for xx., with Instrument#xx.

The chain of assignment has been completed; currently, the assignment is with MERS as nominee for xx.

No active judgments or liens have been found against the borrower.
1st and 2nd installments combined taxes of 2020 have been paid on xx/XX/2021 and xx/XX/2021 in the amount of $3,608.73.	According to the payment history as of xx/XX/2021, the borrower is performing with the loan. The last payment was received on xx/XX/2021 which was applied for the due date of xx/XX/2021 and the next due date for payment is xx/XX/2021. The P&I is in the amount of $427.53 and PITI is in the amount of $771.11. The UPB reflected as per the payment history is in the amount of $xx.	xx:As per the comment history, the borrower is performing with the loan.
According to the payment history as of xx/XX/2021, the borrower is performing with the loan. The last payment was received on xx/XX/2021 which was applied for the due date of xx/XX/2021 and the next due date for payment is xx/XX/2021. The P&I is in the amount of $427.53 and PITI is in the amount of $771.11. The UPB reflected as per the payment history is in the amount of $xx.
The reason for default is unable to be determined from latest servicing comments.
No comment has been found stating that borrower’s income is impacted due to Covid-19.
No evidence has been found regarding damage or repairs in the latest servicing comments. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Did a Modification Change Note Terms? Loan Value: No Tape Value: Yes |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Payment History String   Loan Value: xxxx   Tape Value: XXXXXXXXXXxx   Variance:    Variance %:    Comment: As per the latest payment history, the string is xxxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxx   Tape Value: xxXXXXXXXXXX   Variance:    Variance %:    Comment: As per the latest payment history, the string reversed is xxxx.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: As per Tape data, Post Close DTI is xx.xxx%. However Final Application documents reflects as xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Post-Close Housing Ratio per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: As per Tape data, Post Close Housing Ratio is xx.xxx%. However, Final Application documents reflects as xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Limited Cash Out (GSE definition)   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment: As per Tape data, Purpose of Refinance is change in Rate/Term. However, Final Application document reflects as Limited Cash Out .   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: x Family Tape Value: Single Family Variance: Variance %: Comment: As per Tape data, Subject Property Type is Single Family. However Appraisal documents reflects as x Family. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "TRID Violation in charges that cannot increase test due to increase of fee in Revised CD dated 5/XX/2021. Initial LE dated 2/XX/2021 does not reflects Transfer Tax Fee. However, Final CD dated 5/XX/2021 reflects Transfer Taxes at $42.50. This is a fee increase of $42.50 for 0% tolerance fee test. COC for the increase in Transfer taxes is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approve/eligible at 38%. Tape shows revised DU came back as approve/ineligible and unsalable to FNMA. Details not provided. Unable to rely on docs in file and unable to calc ATR."		Moderate	Pass	Pass	Pass	Pass	No Result	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
69664106	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,695.10	10/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$689.88	3.125%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	779	Not Applicable	44.617%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2021 shows that the subject mortgage was originated on xx/XX/2020 with the lender MERS as nominee for xx of xx which was recorded on xx/XX/2020.
The chain of the assignment has not been found.
There is a UCC lien in the favor of xx Union which was recorded on xx/XX/2021. However, the amount is unavailable.
Taxes of 2020 have been paid in the amount of $1,875.73.	According to the payment history as of xx/XX/2021, the borrower is current with the loan and the last payment was received on xx/XX/2021 which was applied for xx/XX/2021 and the next due date for the payment is xx/XX/2021. The P&I is in the amount of $689.88 and PITI is in the amount of $954.97. The UPB reflected is in the amount of $xx.	xx:As per the review of the servicing comments, currently, the loan is in performing and the borrower is current with the loan and the last payment was received on xx/XX/2021 which was applied for xx/XX/2021 and the next due date for the payment is xx/XX/2021. The P&I is in the amount of $689.88 and PITI is in the amount of $954.97. The UPB reflected is in the amount of $xx.
The reason for default is unable to be determined.
No comments have been found regarding bankruptcy in the latest servicing comments.
No comments have been found regarding foreclosure in the latest servicing comments.
The subject property has been occupied by the owner. Recent servicing comments do not reflect any damage pertaining to the subject property. xx:xx:xx	Not Applicable	Field: Did a Modification Change Note Terms? Loan Value: No Tape Value: Yes |---| |----| Comment: No. Tape Source: Initial Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxx   Tape Value: XXXxxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxx   Tape Value: xxxxxxxXxXXX   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Post-Close DTI per xxxx is xx.xxx%   Tape Source: Initial   Tape Type:
Field: Post-Close Housing Ratio per xxxx Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: x.xxx% Variance %: x.xxxxx% Comment: Post-Close Housing Ratio per xxxx is xx.xxx%. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "This loan has failed Charges That Cannot Increase Test, because Initial LE dated 8/XX/2020 shows Points - Loan Discount Fee at $0.00, however Final CD dated 10/XX/2020 shows Points - Loan Discount Fee at $2,460.00. This is a fee increase of $2,460.00 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees.

This loan has failed Charges That In Total Cannot Increase More Than 10% Test.
Recording Fee was disclosed on initial LE at $300.00 and it was disclosed at $334.00 on PCCD. The difference is of $34.00, which is greater than 10%."
* Loan does not conform to program guidelines (Lvl 3) "The loan was paid off and then reversed on same day. - Mortgage Payment history with Specialized Loan Services that reflected one 30-day late and two 60-day late payments on a cash-out loan. Unallowed per guidelines."	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan has failed Reimbursement Amount Validation Test and Consummation or Reimbursement Date Validation Test."
* Property is Manufactured Housing (Lvl 2)     "Home is affixed. According to the appraisal report (located- xx) dated 8/XX/2020, the subject property type is Manufactured Home with serial#xx. Final title policy is missing from the loan file. Manufactured home rider is attached with recorded mortgage (xx) and also affidavit of affixation (xx) reflects home is affixed with permanently to the land."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.617% as the Borrower income was $4,863.38 and total expenses are in the amount of $1,211.90 and the loan was underwritten by DU (Locator#xx) and its recommendation is “Approve/Eligible” with 44.55%."		Moderate	Pass	Pass	Pass	Pass	No Result	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
92239572	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,035.58	05/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,374.25	2.999%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	750	789	42.500%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the pro-title dated xx/XX/2021 reflects that the subject mortgage was originated on xx/XX/2020 with the lender MERS as nominee for xx, in the amount of $xx, which was recorded on xx/XX/2020.
No assignment has been found. The current assignment is with the lender MERS as nominee for xx
There is a senior mortgage open against the subject property filed by the xx for the amount of $xx which was recorded on xx/XX/2018. However, the subordinated agreement was made on xx/XX/2020, and the senior mortgage is subordinated with the subject mortgage.
Annual county taxes of 2020 have been paid on xx/XX/2020 in the amount of $4,035.58.
No prior years delinquent taxes have been found.	According to a review of the payment history as of xx/XX/2021, the borrower is delinquent with the loan for 3 months and the next due date is xx/XX/2021. The last payment was received on xx/XX/2021 total in the amount of P&I $1,374.25 with the rate of interest of 2.999%, which was applied for the due date of xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.	xx:As per the review of the servicing comments, the loan is in collection.
According to a review of the payment history as of xx/XX/2021, the borrower is delinquent with the loan for 3 months and the next due date is xx/XX/2021.  The last payment was received on xx/XX/2021 total in the amount of P&I $1,374.25 with the rate of interest of 2.999%, which was applied for the due date of xx/XX/2021.  The UPB reflected in the latest payment history is in the amount of $xx.
Unable to determine the reason for the default from the available servicing comments.
No foreclosure activity has been found.
No pertaining bankruptcy-related details have been found.
No evidence related to occupancy and the current condition of the subject property has been found in the latest available months of servicing comments. No damage pertaining to the subject property has been found.
As per the final application, the borrower is working at xx as a xx for 332 months. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock Origination Appraisal	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: NA. Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -xx.xxx%   Variance %: -xx.xxxxx%   Comment: The CLTV ratio percent is xx.xx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: The LTV is xx.xx%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxMMM   Tape Value: xxxxxxxxNNNNNNNNNNNNNNNN   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MMMxxxxx   Tape Value: NNNNNNNNNNNNNNNNxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: The post close DTI per xxxx is xx.xx%.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Lower rate or term Tape Value: Change in Rate/Term Variance: Variance %: Comment: The purpsoe of refinance is lower rate or term. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "1. This loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

2. This loan failed the closing or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date)."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan failed the charges that cannot increase test. Missing valid COC for a total fee increased total in the amount of $38.30 on final CD dated 11/XX/2020.
Provided initial LE dated 09/XX/2020 reflects the Credit Report Fee as $45.00, however, the final CD reflected it as $83.80. There is a total fee increased of $38.30 for a Non-Shoppable Fee which exceeded the 0% tolerance for Non-Shoppable Fees."
* Loan does not conform to program guidelines (Lvl 3)     "The provided Seller’s tape is showing an alert that the provided LP ran after closing the loan and lost the appraisal waiver."
* Missing Appraisal (Lvl 3)     "A copy of Appraisal Report at origination is missing from loan file."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "An executed copy of Rate Lock Agreement is missing from the loan file."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
25091716	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,581.50	04/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,931.74	2.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	744	747	42.778%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the pro-title dated xx/XX/2021 reflects that the subject mortgage was originated on xx/XX/2020 with the lender MERS as nominee for xx in the amount of $xx, which was recorded on xx/XX/2021.
No assignment has been found. The current assignment is with lender MERS as nominee for xx.
No active liens and judgments have been found.
Annual town taxes of 2021 have been paid on xx/XX/2021 in the amount of $4,581.50.
No prior years delinquent taxes have been found.	According to a review of the payment history as of xx/XX/2021, the borrower is delinquent with the loan for 4 months and the next due date is xx/XX/2021. The last payment was received on xx/XX/2021 total in the amount of PITI $2,838.06 which includes P&I $1,931.74 with the rate of interest of 2.875%, which was applied for the due date of xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.	xx:As per the review of the servicing comments, the loan is in collection.
According to a review of the payment history as of xx/XX/2021, the borrower is delinquent with the loan for 4 months and the next due date is xx/XX/2021.  The last payment was received on xx/XX/2021 total in the amount of PITI $2,838.06 which includes P&I $1,931.74 with the rate of interest of 2.875%, which was applied for the due date of xx/XX/2021.  The UPB reflected in the latest payment history is in the amount of $xx.
Unable to determine the reason for the default from the available servicing comments.
No foreclosure activity has been found.
No pertaining bankruptcy-related details have been found.
No evidence related to occupancy and the current condition of the subject property has been found in the latest available months of servicing comments. No damage pertaining to the subject property has been found.
As per the final application, the borrower is working at xx as a xx for 1 month; however, as per the seller’s tape data, the borrower is changed to self-employed. xx:xx:xx	Not Applicable	Field: Original Appraised Value Loan Value: $xxxxxx.xx Tape Value: $xxxxxx.xx |---| $-xxxxx.xx |----| -x.xxxxx% Comment: Appraisal report reflects appraised value as $xx. Tape Source: Initial Tape Type:
Field: Payment History String   Loan Value: MMMMxxxxx   Tape Value: xxxxxxxxNNNNNNNNNNNNNNNN   Variance:    Variance %:    Comment: The PH string is MMMMxxxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxMMMM   Tape Value: NNNNNNNNNNNNNNNNxxxxxxxx   Variance:    Variance %:    Comment: The PH string reversed is xxxxMMMM.   Tape Source: Initial   Tape Type:
																																																																																				Field: Post-Close DTI per xxxx Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: x.xxx% Variance %: x.xxxxx% Comment: The borrower and co-borrowers total income is $xx after subject loan the proposed amount $x,xxx.xx and total non-housing payments is $x,xxx.xx hence the calculated DTI ratio is xx.xxx%. Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject Approved at 42.778%. Tape shows borrower's employment changed to self-employed. Unable to rely on documents in the file and unable to calculate ATR."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
946922	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$11,411.93	03/XX/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,324.85	4.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	714	790	33.860%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Updated title dated xx/XX/2021 shows that borrower xx and xx and xx are the owners of the subject property. Subject mortgage originated on xx/XX/2018 with lender, xx. in the amount of $xx has been active on the title at first lien position.
No assignment of mortgage was found.
No active judgments or liens have been found.
Property taxes of 2020 are paid on xx/XX/2021 in the amount of $5120.22.	Payment history in the loan file is available as of xx/XX/2021. The payment history shows that loan is 11 months delinquent and next due for xx/XX/2020 payment. Last payment was applied on xx/XX/2020 in the amount of $3094.56 for the due date xx/XX/2020. Current UPB per tape data is $xx and interest rate is 4.625%.	xx:Loan is in collection.
Payment history in the loan file is available as of xx/XX/2021. The payment history shows that loan is 11 months delinquent and next due for xx/XX/2020 payment.
As per comments, the borrower's income is impacted by Covid 19. Comment dated xx/XX/2021 states that borrower has been on FB plan starting from xx/XX/2020. Covid FB plan was extended till xx/XX/2021. As per comment dated xx/XX/2021, the borrower wants loan modification. As per comment dated xx/XX/2021, borrower has submitted loss mitigation application. No further information was found. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Original Appraised Value   Loan Value: $xxxxxx.xx   Tape Value: $xxxxxx.xx   Variance: $-xxxxx.xx   Variance %: -x.xxxxx%   Comment: Appraisal report in loan file reflects appraised value as $xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxmmmm   Tape Value: xxxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Reversed Loan Value: mmmmxxxxxxxxxxxxxxxxxxxx Tape Value: xxxxxxxxxxxxxxxxxxxxxxxx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "Missing a Rate Lock Agreement signed by Borrower(s) or memorialized comment by the Loan Officer."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 33.86%. Tape shows BWR switched jobs before closing and new income not verified. Unable to rely on docs in file and unable to calc ATR."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
63933706	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,052.08	09/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$878.78	3.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	735	680	38.852%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Updated title dated xx/XX/2021 shows that borrower, xx and xx are the owners of the subject property. Subject mortgage originated on xx/XX/2020 with lender, xx in the amount of $xx has been active on the title.
No assignment of mortgage was found.
No active judgments or liens have been found.
Property taxes of 2020 are due on xx/XX/2022 in the amount of $4026.04. Last installment was paid on xx/XX/2021.	Payment history available as of xx/XX/2021 shows that the loan is performing and next due for xx/XX/2021 payment. Last payment was made on xx/XX/2021 in the amount of $1881.70 for the due date xx/XX/2021. Current UPB per tape data is $xx and interest rate is 3.5%	xx:Payment history is available as of xx/XX/2021 shows that loan is performing and next due for xx/XX/2021 payment. Last payment was made on xx/XX/2021 in the amount of $1881.70 for the due date xx/XX/2021. Current UPB per tape data is $xx and interest rate is 3.5%
As per letter in the loan file located at xx.pdf Pg#614, there are no servicing notes for the loan as the payments have been received timely.
No details about RFD , Occupancy of property were found.
No information regarding damage or repair was found in the loan file. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: MI Company Loan Value:xx Tape Value: Other |---| |----| Comment: MI Company isxx. Tape Source: Initial Tape Type:
Field: Original Appraised Value   Loan Value: $xxxxxx.xx   Tape Value: $xxxxxx.xx   Variance: $-xxxxxx.xx   Variance %: -xx.xxxxx%   Comment: Original Appraised value is $xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxNNNNNNNNNNN   Variance:    Variance %:    Comment: As per payment history, the loan is performing   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxx   Tape Value: NNNNNNNNNxNxxxxxxxxxxxxx   Variance:    Variance %:    Comment: As per payment history, the loan is performing   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: x.xxx% Variance %: x.xxxxx% Comment: Post Close DTI per xxxx is xx.xxx%. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Subject loan approved at 38.86%. Loan closed with Home Ready. However, Seller tape reflects findings were not run correctly, seller identified months after purchased and when satisfied then their internal policy were changed and it was too late."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement is missing from the loan documents."
																																																																																							* Missing Required Disclosures (Lvl 3) "Home loan toolkit is missing from loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 38.86%. Tape shows DU findings were not run correctly. Further details not provided. Unable to rely on docs in file and unable to calc ATR."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
78480942	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,513.08	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,242.62	2.750%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	688	Not Applicable	48.190%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2020 and recorded on xx/XX/2020 with the lender MERS as nominee for MERS as nominee xx for the amount of xx.
The chain of assignment has not been found.
No active liens and judgments have been found against the borrower and subject property.
County annual taxes of 2020 have been paid in the amount of $ 5,513.08.
No, any prior year delinquent taxes have been found.	As per the tape data of payment history as of xx/XX/2021, the loan is in delinquency for 0 month. The next due date of regular payment is xx/XX/2021. The last payment received in the amount of $1242.62. The unpaid principal balance is reflected in the amount of xx.	xx:Loan is performing. According to latest payment history as of xx/XX/2021, the borrower is currently delinquent for 0 months and the next due date is xx/XX/2021. As per tape interest rate is 2.750% and P&I of $1242.62. The unpaid principal balance is reflected in the amount of xx.Bankruptcy was not filed. No information has been found regarding the foreclosure. The subject property has been occupied by the owner. No damages or repairs have been found. xx:xx:xx	Not Applicable	Mortgage Insurance	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Mortgage Insurance is missing from the loan documents. Tape Source: Initial Tape Type:
Field: Original Appraised Value   Loan Value: $xxxxxx.xx   Tape Value: $xxxxxx.xx   Variance: $-xxxxx.xx   Variance %: -x.xxxxx%   Comment: The Appraisal reflects the appraisal value as $xx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. CLTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. CLTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: MMMMMxxMMMMMM   Tape Value: xxxxxxxxxxxxxxNNNNNNNNNN   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: MMMMMMxxMMMMM Tape Value: NNNNNNNNNxxxxxxxxxxxxxxx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "TRID violation in Charges That Cannot Increase Test due to fee addition in Initial Closing Disclosure dated 7/XX/2020. Initial LE dated 6/XX/2020 reflects Transfer taxes in the amount of $1,768.00. The same fee increase in the Initial Closing Disclosure dated 7/XX/2020 to $3,844.17. This is a fee addition of $2,076.17 paid by seller and Initial LE dated 6/XX/2020 does not reflects Points- Loan discount fee. However, Initial Closing Disclosure dated 7/XX/2020 reflects Points- Loan discount fee at $1,448.87. This is a fee addition of $1,448.87."
* Intent to Proceed Missing  (Lvl 3)     "Intent to Proceed is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Seller defects show that second appraisal is not completed before approval/closing as a result loan is un-insured."
																																																																																							* MI, FHA or MIC missing and required (Lvl 3) "Mortgage insurance document is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.190%, the borrower’s income is $5,197.42 and total expenses are in the amount of $2,504.62 and the loan was underwritten by AUS/DU (Locator# xx) and its recommendation is “Approve/Eligible” with a DTI of 48.190%."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
41106066	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,226.54	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,549.74	2.375%	360	xx	xx	VA	Fixed	Refinance	xx	xx	Streamline Refinance	Not Applicable	xx	xx	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	701	758	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2021 and recorded on xx/XX/2021 with the lender MERS as nominee for xx for the amount of xx.
No active liens and judgments have been found against the borrower and subject property.
Co1st and 2nd county annual taxes of 2021 have been paid in the amount of $7226.54.
No, any prior year delinquent taxes have been found.	As per the tape data of payment history as of xx/XX/2021, the loan is in delinquency for 0 month. The next due date of regular payment is xx/XX/2021. The last payment received in the amount of $2549.74. The unpaid principal balance is reflected in the amount of xx.	xx:As per the tape data of payment history as of xx/XX/2021, the loan is in delinquency for 0 month. The next due date of regular payment is xx/XX/2021. The last payment received in the amount of $2549.74. The unpaid principal balance is reflected in the amount of xx. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Original Appraised Value   Loan Value: $xxxxxx.xx   Tape Value: $xxxxxx.xx   Variance: $-xxxxx.xx   Variance %: -x.xxxxx%   Comment: As per tape data, Original Appraised Value is $xx. However, Final CD reflects as $xx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xxx.xxx%   Tape Value: xxx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. Amount of secondary lien: $x. CLTV =xxx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx.xxx%   Tape Value: xxx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx LTV=xxx.xxx%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: MMMMMMMMMMMMMMMMMMMMMMMM   Tape Value: xxxxxxNNNNNNNNNNNNNNNNNN   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MMMMMMMMMMMMMMMMMMMMMMMM   Tape Value: NNNNNNNNNNNNNNNNNNxxxxxx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx Loan Value: Not Applicable Tape Value: x.xxx% Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	3: Curable	* Appraised value is less than loan amt. (Lvl 3) "Final CD reflects appraised value as $xx which is less than loan amount $xx."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape shows uninsured VA Loan in VA IRRRL streamline refinance loans. Seasoning requirement of 210 days was not met. As a result loan is uninsured."
* LTV / CLTV > 100% (Lvl 3)     "Collateral value used for underwriting: $xx. Loan amount: $xx  LTV/CLTV=103.526%."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate Lock agreement is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
67120216	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,552.72	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,406.11	4.875%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	High Rise Condo (>=9 Stories)	xx	xx	Investor	Yes	Yes	Yes	667	Not Applicable	66.482%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2017 with xx. which was recorded on xx/XX/2017. xx is on first lien position. No active judgments or liens found on the subject property. 2020 county annual taxes have been paid in the amount of $5,552.72 on xx/XX/2020.	The payment history tape data states, the borrower has been delinquent for 1 month. The last payment was received in the P&I of $1,406.11 with an interest rate of 4.875%. The payment history reflects, the current unpaid principal balance is in the amount of $xx.	xx:Currently the loan is in collection.
The payment history tape data states, the borrower has been delinquent for 1 month. The last payment was received in the P&I of $1,406.11 with an interest rate of 4.875%. The payment history reflects, the current unpaid principal balance is in the amount of $xx.
No bankruptcy has been filed yet.
As per collection comment the subject property is occupied by owner and it is in good condition. No comment regarding damage and repairs located to the subject property. xx:xx:xx	Not Applicable	Affiliated Business Disclosure Appraisal (Incomplete) Missing or error on the Rate Lock	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "This is an investment loan however Form 1007 & Form 216 are missing from the appraisal report."
* Loan does not conform to program guidelines (Lvl 3)     "Subject loan is NOO. Subject approved at 66%. Tape shows multiple underwriting errors on subject loan."
* Missing or error on the Rate Lock Document (Lvl 3)     "Missing a Rate Lock Agreement signed by Borrower(s) or memorialized comment by the Loan Officer."
																																																																																							* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "The Affiliated Business Disclosure is missing from the loan file."	* DSCR is less than 1.00 (Lvl 2) "Unable to calculate DSCR Ratio due to Form 1007 & Form 216 is missing in the appraisal report."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
12238277	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$527.51	$3,530.97	03/XX/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,675.15	5.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	726	Not Applicable	46.668%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2018 with the lender MERS as nominee for xx Mortgage for the amount of $xx which was recorded on xx/XX/2018.
No assignments have been found.
There are 4 child support liens against the borrower recorded prior to origination in the favor of County of xx which was recorded on xx/XX/2012, xx/XX/2013, xx/XX/2013 & xx/XX/2016. However, the amount is not mentioned in the available supporting documents.
There is one credit card judgment against the borrower recorded prior to origination in the favor of xx for the amount of $5,495.09 which was recorded on xx/XX/2012.
There is one civil judgment against the borrower in the favor of County of xx for the amount of $1300 which was recorded on xx/XX/2016.
There is one junior credit card judgment against the borrower in the favor of xx for the amount of $5984.50 which was recorded on xx/XX/2020.
There is one IRS lien against the borrower Department of the Treasury - xx Service for the amount of $xx which was recorded on xx/XX/2014.
First and second county installment taxes for the year of 2021-22 are due in the amount of $1765.49 & $1765.49 which was recorded on xx/XX/2021 & xx/XX/2022.
Other annual taxes for the year of 2018 are delinquent in the amount of $527.51 and the good through is xx/XX/2021.	As per the seller tape data, the next due date is xx/XX/2021 and the new UPB is reflected in the amount of $xx. Latest payment history is missing from the loan files. As per the available payment history as of xx/XX/2021, the borrower is delinquent from 12 months and the next due date is xx/XX/2020. Last payment was received on xx/XX/2020 in the amount of $2057.98. Current P&I is $1675.15 and the interest rate of 5.625%. The new UPB is reflected in the amount of xx.	xx:The loan is in the collection.
As per the seller tape data, the next due date is xx/XX/2021 and the new UPB is reflected in the amount of $xx. Latest payment history is missing from the loan files. As per the available payment history as of xx/XX/2021, the borrower is delinquent from 12 months and the next due date is xx/XX/2020. Last payment was received on xx/XX/2020 in the amount of $2057.98. Current P&I is $1675.15 and the interest rate of 5.625%. The new UPB is reflected in the amount of xx.
As per the comment dated xx/XX/2020, the borrower’s income was impacted by covid-19. Currently, the borrower is working at xx  as an xx for 16 years.
The loan has not been modified since origination.
No foreclosure activity has been found.
No bankruptcy details have been found.
Subject property occupancy unable to be determined. No damage and repairs have been found. xx:xx:xx	Not Applicable	Missing Dicsloures Missing or error on the Rate Lock	Field: Original Appraised Value Loan Value: $xxxxxx.xx Tape Value: $xxxxxx.xx |---| $-xxxxx.xx |----| -xx.xxxxx% Comment: Appraisal report in loan file reflects Appraised value as $xx Tape Source: Initial Tape Type:
Field: Payment History String   Loan Value: MMMMMxxMxMxMMMMxMxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxMxMMMMxMxMxxMMMMM   Tape Value: xxxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: -x.xxx% Variance %: -x.xxxxx% Comment: Total Original T&I for Debt Ratios: (Real Estate Taxes $xxx.xx + Hazard Insurance $xx.xx + Flood Insurance $xx + MI $xx + HOA Dues $xx ) equals $x,xxx.xx and All Other Monthly payments are $xxx.xx. The Borrowers Total Monthly income Verified as $x,xxx.xx. Hence, Post-Close DTI per xxxx is xx.xxx%. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Seller tape reflects the following issues: Origination date and first payment date are not the same. Tape shows 5/XX/2018 as origination date. However, note and mortgage reflects closing date as 5/XX/2018."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement is missing from loan documents."
* Missing Required Disclosures (Lvl 3) "Home loan toolkit disclosure is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approve at 46.66%. Tape shows income and assets misrep. Further details not available. Unable to rely on docs in file and unable to calc ATR."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 46.66%, the borrower’s income is $6,247.00 and total expenses are in the amount of $2,915.32 and the loan was underwritten by DU (Locator# xx) and its recommendation is “Approve/Eligible” with a DTI of 46.67%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
48777628	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$4,634.10	$7,583.22	02/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,794.22	4.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	652	807	48.406%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the payment history as of xx/XX/2021, the subject mortgage was originated on xx/XX/2018 with the lender MERS as nominee for xx Mortgage for the amount of $xx which was recorded on xx/XX/2018.
No assignments have been found.
No active liens and judgments have been found.
First and second county installment taxes for the year of 2021-22 are due in the amount of $7583.22.
Annual other taxes for the year of 2018 are delinquent in the amount of $4634.10 and the good through till xx/XX/2020.	As per the seller tape data, the next due date is xx/XX/2021 and the new UPB is reflected in the amount of $xx. Latest payment history is missing from the loan files. As per the available payment history as of xx/XX/2021, the borrower is delinquent from 06 months and the next due date is xx/XX/2021. Last payment was received on xx/XX/2021 in the amount of $3649.96. Current P&I is $2794.22 and the interest rate of 4.875%. The new UPB is reflected in the amount of $xx.	xx:The loan is in the collection.
As per the seller tape data, the next due date is xx/XX/2021 and the new UPB is reflected in the amount of $xx. Latest payment history is missing from the loan files. As per the available payment history as of xx/XX/2021, the borrower is delinquent from 06 months and the next due date is xx/XX/2020. Last payment was received on xx/XX/2021 in the amount of $3649.96. Current P&I is $2794.22 and the interest rate of 4.875%. The new UPB is reflected in the amount of $xx.
As per the comment dated xx/XX/2020, the borrower’s income was impacted by covid-19. Currently, the borrower’s income option is pension and social security.
The loan has not been modified since origination.
No foreclosure activity has been found.
No bankruptcy details have been found.
Subject property occupancy unable to be determined. No damage and repairs have been found. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock Notice of Servicing Transfer	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Original Note Doc Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: x (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: MMMMMMMxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxMMMMMMM   Tape Value: xxxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx.   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: xxx Tape Value: xxx Variance: -x Variance %: -x.xxxxx% Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "1. This loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

2. This loan failed the closing or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date).

3. This loan failed the TRID disclosure dates and personal delivery validation test. This loan contains a  Revised Closing Disclosure Receipt Date (09/XX/2018) that is after the Revised Closing Disclosure Delivery Date (09/XX/2018). However, the method of delivery is marked as "Personal.""
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE Risk indicator is "Moderate" since this loan has points and fees that exceed the points and fees threshold. The loan amount is $xx or more, and the transaction's total points and fees is $xx, which exceeds 3% of the total loan amount of $xx."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan failed the charges that cannot increase test. Missing valid COC for a total fee increased of $4,900.00 on final CD dated 09/XX/2018. There is a total fee increased of $4,900.00 for a Non-Shoppable Fee which exceeded the 0% tolerance for Non-Shoppable Fees."
* Loan does not conform to program guidelines (Lvl 3)     "The provided seller’s tape shows an alert that comparable sales one, two, three, and four were considered inappropriate as they were located in areas with predominantly single family residences while the subject was zoned for light industrial, was adjacent to a non-residential property, and located in an area with a mixture of light industrial, commercial and residential uses without adequate explanation as to why the comparable were used. Similar, more appropriate sales were available."
* Missing or error on the Rate Lock Document (Lvl 3)     "An executed copy of Rate Lock Agreement is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3) "An executed copy of Notice of Servicing Transfer disclosure is missing from the loan file."	* GSE Points and Fees Test Violations (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.406% as the borrower’s income is $9,961.34 and total expenses are in the amount of $4,821.89 and the loan was underwritten by AUS/DU (Locator# xx) & its recommendation is “Approve/Eligible” and DTI is showing in it as 48.41%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
99017741	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,727.28	10/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,813.57	3.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	689	761	48.732%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx title report dated xx/XX/2021 shows that the mortgage was originated on xx/XX/2019 with xx & xx and xx Mortgage, in the amount of $xx. The subject mortgage was recorded on xx/XX/2019 with the instrument #xx.
The annual installments of combined taxes for the year of 2020 have been paid in the amount of $3675.39. The annual installments of combined taxes for the year of 2021 are due in the amount of $3727.28 for the due date of xx/XX/2022. The current ownership is vested in the name of xx & xx.	The review of the payment history shows that, the borrower is current with the loan and the next due date is for xx/XX/2021. The last payment was received on xx/XX/2021, in the amount of $1,813.57, which was applied for xx/XX/2021. The UPB stated in the payment history is $xx. xx P&I is $1,813.57 and PITI is $2,309.27, with the interest rate of 3.750%.	xx:The borrower is current with the loan.
The comment history is missing so unable to determine the current occupancy and the status of property.
Unable to determine covid related information. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: N/A. Tape Source: Initial Tape Type:
Field: Original Appraised Value   Loan Value: $xxxxxx.xx   Tape Value: $xxxxxx.xx   Variance: $-xxxxx.xx   Variance %: -xx.xxxxx%   Comment: Appraisal document reflects appraised value as $xx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. CLTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. CLTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxNNNN   Variance:    Variance %:    Comment: The pay history string is xxxxxxxxxxxxxxxxxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: NNNNxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: The pay history string is xxxxxxxxxxxxxxxxxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: -x.xxx% Variance %: -x.xxxxx% Comment: Borrower’s income was $x,xxx.xx and total expenses are in the amount of $x,xxx.xx calculated Post-Close DTI is xx.xxx%. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "TRID Violation due to decrease in lender credit on closing disclosure dated 10/XX/2019. Revised CD dated 10/XX/2019 reflects lender credit at $5,787.77. However, Initial LE dated 09/XX/2019 reflects lender credit at $7,833.00. This is decrease of -$2,045.23 for fee which has 0% tolerance test."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape reflects, Liabilities- credit report ID#00100/FICO 780 was used to approve subject loan. Seller credit report on file is credit ID # 18650/ FICO 689 dated June 24, 2019 and > 120 days at time of subject loan closing, October 28, 2019. File credit report is a dated document therefore required credit evaluation is incomplete."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approve at 48.337%. Tape shows DTI miscalculation and BWR was short to close $xx. Unable to rely on docs in file and unable to calc ATR."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "This loan has a qualified mortgage DTI of 48.732% as the borrower’s income was $7,734.75 and total expenses are in the amount of $3,769.32 and the loan was underwritten by LP (Locator# xx) and its recommendation is “Accept/Eligible” with 49.00%."		Moderate	Pass	Pass	Pass	Pass	No Result	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
40779976	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,742.62	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,029.86	3.500%	240	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	796	Not Applicable	49.712%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the pro-title dated xx/XX/2021, the subject mortgage was originated on xx/XX/2019 with the lender MERS as nominee for xx Mortgage.
The chain of assignment has been completed. Currently, the mortgage is with MERS as nominee for xx Mortgage which is recorded on xx/XX/2019.
No active judgments or liens have been found.
1st installment county taxes of 2020 have been paid in the amount of $2371.31.
2nd installment county taxes of 2020 have been due in the amount of $2371.31. No prior year delinquent taxes have been found.	According to the payment history, the borrower is delinquent for 30+days and the next due date for payment is xx/XX/2021. The last payment received details have not been mentioned. The P&I is in the amount of $2,029.86 and PITI is in the amount of $2,520.28. The UPB reflected as per the payment history is in the amount of $xx	xx:The present status of the loan is in collections and the next due date for payment is xx/XX/2021. The last payment received details have not been mentioned. No records for foreclosure have been found. The property is owner occupied.
No repairs and damages have been found. No comments have been found stating the borrower’s income is impacted by xx borrower xx has been working at xx- xx as a xx, xx for 5 months. xx:xx:xx	Not Applicable	Appraisal (Incomplete) Missing Dicsloures Missing or error on the Rate Lock	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: N/A Tape Source: Initial Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xxx   Tape Value: xxx   Variance: -xxx   Variance %: -xx.xxxxx%   Comment: As per the note, the loan original maturity term is xxx.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: $xxxxxx.xx   Tape Value: $xxxxxx.xx   Variance: $-xxxxx.xx   Variance %: -xx.xxxxx%   Comment: Original Loan value is $xx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. LTV is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. LTV is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: MMMMMMMxxxxxxxxxxxxxxxxM   Tape Value: xxxxxxxxxxxxxxxxxxxxxxNN   Variance:    Variance %:    Comment: As per the Payment history, the string is xxMMMMMMxxxxxxxxxxxxxxxx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MxxxxxxxxxxxxxxxxMMMMMMM   Tape Value: NNxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: As per the Payment history, the string reversed is xxxxxxxxxxxxxxxxMMMMMMxx   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: xx.xxx%   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Lower rate or term   Tape Value: Limited Cash Out (GSE definition)   Variance:    Variance %:    Comment: Lower rate or term   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: xxx Tape Value: xxx Variance: -xxx Variance %: -xx.xxxxx% Comment: xxx Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "PIW disclosure is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement is missing from the loan documents."
* Missing Required Disclosures (Lvl 3) "Home loan toolkit disclosure is missing from the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 49.712%. Tape shows Borrower was not employed at closing. Unable to rely on docs in file and unable to calc ATR."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.712% as the borrower's income was $5,666.67 and total expenses are in the amount of $2817.01 and the loan was underwritten by AUS/DU (Locator#xx) and its recommendation is “Approve/Eligible” with 49.71%."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
89903693	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,418.26	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$954.84	4.000%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Investor	Yes	Yes	No	778	751	48.053%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2019 in MERS as nominee for xx Mortgage for the amount of $xx recorded on xx/XX/2019 with Instr | Book/Page# xx.

The chain of assignment has been completed.

There is an active xx Lien against borrower held by xx recorded on xx/XX/2017.

The 1st installment of taxes of 2021-2022 is due in the total amount of $709.13 on xx/XX/2021.
The 2nd installment of taxes of 2021-2022 is due in the total amount of $ 709.13 on xx/XX/2022.	As per tape of updated payment history as of xx/XX/2021, the borrower is making payment regularly. The next regular payment is due on xx/XX/2021. The last payment was received in the amount of $954.84 with rate of 4.000% for the due date of xx/XX/2021. As per history the UPB is in the amount of $xx.	xx:As per comments the loan is current. As per tape of updated payment history as of xx/XX/2021, the borrower is making payment regularly. The next regular payment is due on xx/XX/2021. The last payment was received in the amount of $954.84 with rate of 4.000% for the due date of xx/XX/2021. As per history the UPB is in the amount of $xx.
No evidence of any property damage has been found.
No evidence of bankruptcy filing has been found
No evidence of foreclosure action against subject property has been found. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: N.A. Tape Source: Initial Tape Type:
Field: Original Appraised Value   Loan Value: $xxxxxx.xx   Tape Value: $xxxxxx.xx   Variance: $-xxxx.xx   Variance %: -x.xxxxx%   Comment: The Appraisal report reflects the appraised value as $xx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Amount of Secondary Lien(s): $x.xx. Loan Amount: $xx. CLTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. LTV (OLTV) = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: MMMMMMMMMMMMMMMMMMMMMMM   Tape Value: xxxxxxxxxxxxxxxxxxxxxNNN   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MMMMMMMMMMMMMMMMMMMMMMM   Tape Value: NNNxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -xx.xxx%   Variance %: -xx.xxxxx%   Comment: As per tape data, Post Close DTI is xx.xxx%. However, Final Application documents reflects as xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: xxx Tape Value: xxx Variance: -x Variance %: -x.xxxxx% Comment: Original Note reflects stated remaining term as xxx. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Subject approved at 48.05%. Tape shows Co-borrower was not employed at closing. However, subject property is non owner occupied."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
30451713	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$1,209.36	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$823.55	4.000%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	768	Not Applicable	38.519%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2019 in MERS as nominee for xx Mortgage for the amount of $xx recorded on xx/XX/2019 with Instr | Book/Page#xx.

The chain of assignment has been completed.

No active judgments or liens have been found.

The 1st installment of taxes of 2021-2022 has been paid in the total amount of $604.68 on xx/XX/2021.
The 2nd installment of taxes of 2021-2022 is due in the total amount of $604.68 on xx/XX/2022.

The county taxes of 2019-2020 have been sold or Forfeited in the total amount of $68.51. The good through date is xx/XX/2021.	As per tape of updated payment history as of xx/XX/2021 the borrower is making payment regularly. The next regular payment is due on xx/XX/2021. The last payment was received in the amount of $823.55with rate of 4.000% for the due date of xx/XX/2021. As per history the UPB is in the amount of $xx.	xx:As per comments the loan is current.

As per tape of updated payment history as of xx/XX/2021, the borrower is making payment regularly.  The next regular payment is due on xx/XX/2021. The last payment was received in the amount of $823.55with rate of 4.000% for the due date of xx/XX/2021. As per history the UPB is in the amount of $xx.
As per comment on xx/XX/2020 the borrower’s income has been impacted by Covid-19. No further details found regarding this.
No evidence of any property damage has been found.
No evidence of bankruptcy filing has been found
No evidence of foreclosure action against subject property has been found. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Original Appraised Value   Loan Value: $xxxxxx.xx   Tape Value: $xxxxxx.xx   Variance: $-xxxxx.xx   Variance %: -xx.xxxxx%   Comment: Appraisal report in loan file reflects appraised value as $xx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Collateral Value used for Underwriting:$xx Amount of Secondary Lien:$xx.xxx. Loan Amount:$xx CLTV =xx.xxx%   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Collateral Value used for Underwriting:$xx Loan Amount:$xx LTV =xx.xxx%   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: MMMMMMMMMMMMMMMMMMMMMMMM   Tape Value: xxxxxxxxxxxxxxxxxxxxxNNN   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MMMMMMMMMMMMMMMMMMMMMMMM   Tape Value: NNNxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Total Original T&I for Debt Ratios: (Real Estate Taxes $xx.xx + Hazard Insurance $xx.xx + Flood Insurance $xx + MI $xx + HOA Dues $xx ) equals $xxx.xx and All Other Monthly payments are $xxx.xx. The Borrowers Total Monthly income Verified as $x,xxx.xx. Hence, Post-Close DTI per xxxx is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: xxx Tape Value: xxx Variance: -x Variance %: -x.xxxxx% Comment: NA Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "This loan failed the initial closing disclosure delivery date test. The initial closing disclosure delivery date is 9/XX/2019 which is less than six business days before the consummation date(9/XX/2019)."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 38.5%. Tape shows BWR was not employed at closing. Unable to rely on docs in file and unable to calc ATR."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
55934352	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$722.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$582.21	4.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	806	Not Applicable	46.730%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2020 in favor of MERS as nominee for xx Mortgage and it was recorded on xx/XX/2020.
The chain of assignment has been completed.
No active judgments or liens have been found.	As per doc#xx.pdf, the borrower is current with loan and payment next due date is xx/XX/2021.
As per seller tape, current P&I is $582.21 and interest rate is 4.00%. Last payment received date is not available. The current unpaid principal balance is in the amount of $xx.	xx:Loan is in performing status.
As per doc#xx.pdf, the borrower is current with loan and payment next due date is xx/XX/2021. As per seller tape, current P&I is $582.21 and interest rate is 4.00%. Last payment received date is not available. The current unpaid principal balance is in the amount of $xx.
No foreclosure proceedings have been found in the recent 24 months.
No bankruptcy filing has been found.
According to collection comment, no damages or repairs have been found. xx:xx:xx	Not Applicable	Field: MI Company Loan Value: xx Tape Value: Other |---| |----| Comment: MI certificate reflects MI company name as xx. Tape Source: Initial Tape Type:
Field: Original Appraised Value   Loan Value: $xxxxxx.xx   Tape Value: $xxxxxx.xx   Variance: $-xxxxx.xx   Variance %: -xx.xxxxx%   Comment: Original Appraised value is $xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: MMMMMMMMMMMMMMMMMMM   Tape Value: xxxxxxxxxxxxxxxxxNNNNNNN   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MMMMMMMMMMMMMMMMMMM   Tape Value: NNNNNNNxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: The borrower's monthly income is $x,xxx.xx after Subject loan the proposed amount $xxx.xx and Total Non-housing Payments is $xx.xx. Hence, the Calculated DTI Ratio is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: xxx Tape Value: xxx Variance: -x Variance %: -x.xxxxx% Comment: Stated remaining term reflects xxx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 47%. Seller defect shows debts not paid at closing may push DTI over 50.92%. Unable to rely on docs in file and unable to calc ATR."
* Qualified Mortgage DTI exceeds 43% (Lvl 2)     "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 46.730%, the borrower’s income is $1,641.32 and total expenses are in the amount of
																																																																																								$766.99 and the loan was underwritten by LP (Locatorxx) and its recommendation is “ACCEPT” with a DTI of 47%."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
48943904	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,452.08	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,383.32	4.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	750	Not Applicable	45.552%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2020 in favor of MERS as nominee for xx Mortgage and it was recorded on xx/XX/2020.
The chain of assignment has been completed.
No active judgments or liens have been found.
First and second installment county taxes of the year 2021-2022 are due on xx/XX/2021 & xx/XX/2022 in the total amount of $3,452.08.	The seller tape reveals that the borrower is current with loan. The payment next due date is xx/XX/2021. The last payment received date is not available. The current P&I is $1,383.32 and interest rate is 4.00%. The current unpaid principal balance reflects in the amount of $xx.	xx:Loan is in performing status.
The seller tape reveals that the borrower is current with loan. The payment next due date is xx/XX/2021. The last payment received date is not available. The current P&I is $1,383.32 and interest rate is 4.00%. The current unpaid principal balance reflects in the amount of $xx.
No foreclosure proceedings have been found in the recent 24 months.
No bankruptcy filing has been found.
According to collection comment, no damages or repairs have been found.
At the time of origination borrower was working as xx at “xx” for 4.5 years. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: MI Company Loan Value: Genworth Tape Value: GE Mtg Ins Co |---| |----| Comment: MI document reflects MI Company as Genworth. Tape Source: Initial Tape Type:
Field: Payment History String   Loan Value: MMMMMMMMMMMMMMMMMM   Tape Value: xxxxxxxxxxxxxxxxxNNNNNNN   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MMMMMMMMMMMMMMMMMM   Tape Value: NNNNNNNxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: x.xxx% Variance %: x.xxxxx% Comment: Total Original PITIA for Debt Ratios: (Real Estate Taxes $xxx.xx + Hazard Insurance $xx.xx + Flood Insurance $xx.xx + MI $xx.xx + HOA Dues $xxx.xx ) equals $x,xxx.xx. Monthly Income $x,xxx.xx. Post-close DTI per xxxx reflect xx.xxx%. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows that inappropriate comparable sales were selected due to location and dissimilar comparable sales with respect to age were used. Also, the Appraised value is outside adjusted sales price range."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.552%, the borrower’s income is $4,033.59 and total expenses are in the amount of $1,837.37 and the loan was underwritten by AUS/DU (xx) and its recommendation is “Approve/Eligible” with a DTI of 45.55%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
67913471	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,119.48	10/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,207.04	3.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Commercial Prop	xx	xx	Secondary	No	Not Applicable	Unavailable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the Updated title report dated xx/XX/2021 reflects that the subject mortgage was originated on xx/XX/2020 with the lender MERS as nominee for xx Mortgage in the amount of $xx, which was recorded on xx/XX/2020 Instrument# | Book/Page# xx.
The chain of the assignment has been completed.
No active liens and judgments have been found against the borrower and the property. xx taxes for the year of 2021 have been paid on xx/XX/2021 in the amount of $2,119.48.
No prior year’s delinquent taxes have been found.	According to a review of the payment history as of xx/XX/2021, the borrower is currently performing with the loan and the next due date for the regular payment is xx/XX/2021. The last payment was received on xx/XX/2021 total in the amount of PITI $1,207.04 which includes P&I $1,207.04 with the rate of interest 3.500%, which was applied for the due date of xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.	xx:xx of loan is currently performing. As per the payment history as of xx/XX/2021, the borrower is currently performing with the loan and the next due date for the regular payment is xx/XX/2021. The last payment was received on xx/XX/2021 total in the amount of PITI $1,207.04 which includes P&I $1,207.04 with the rate of interest 3.500%, which was applied for the due date of xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.
The loan was originated on xx/XX/2020. However, require collection comments are missing from xx/XX/2020 to xx/XX/2021.
Covid review is not performed as latest collection comments are missing.
Employment details are not mentioned as URLA is missing.
Unable to be determined the current condition of subject property. xx:xx:xx	Not Applicable	Affiliated Business Disclosure
Credit Application
Credit Report
Flood Certificate
Initial 1003_Application
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Loan Documentation Type   Loan Value: Unavailable   Tape Value: Full Documentation   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxNNNNNNNNN   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxxxx   Tape Value: NNNNNNNNNxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: Unavailable   Tape Value: xx.xxx%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Remaining Term   Loan Value: xxx   Tape Value: xxx   Variance: -x   Variance %: -x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Commercial Prop Tape Value: Low Rise Condo (x-x Stories) Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Commercial Prop (Lvl 4) "Tape shows property is a condo hotel which may not have regular rental activity. Appraisal missing from file. Elevated for client review."	* Application Missing (Lvl 3) "Final Application is missing from the loan documents."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3)     "ComplianceEase TRID Tolerance Test is Incomplete due to Initial LE and Initial CD are missing from the loan documents."
* Missing Appraisal (Lvl 3)     "Appraisal Report is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 3)     "Initial Application is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial CD is missing from the loan documents."
* Missing Initial LE (Lvl 3)     "Initial LE is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate Lock Agreement is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "Homeownership Counseling Disclosure is missing from the loan documents.

SSPL is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)     "Notice of Servicing transfer is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3)     "Affiliated Business Disclosure is missing from the loan documents."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "1008 is missing from the loan documents."	* Missing credit report (Lvl 2) "Credit report is missing from the given loan file." * Missing flood cert (Lvl 2) "Flood Certificate is missing from the loan documents."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
63827725	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,984.13	09/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,185.74	3.625%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	663	666	45.831%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2021 shows that the subject mortgage was originated on xx/XX/2020 and was recorded on xx/XX/2020 in the amount of $xx with lender is MERS as nominee for xx Mortgage with Instr | Book/Page# is xx.

No chain of assignment has been found.

Active liens and judgments have been found:
There are 9 state tax liens which were recorded on different dates with different amount total in the amount of $2721.79 in favor of xx of the County of xx, State of California.

1st installment county tax of 2021 has been paid in the amount of $1992.07.
2nd installment county tax of 2021 has been paid in the amount of $1992.06.	As per the review of payment history as of xx/XX/2021, the borrower is current with the loan and the next due date for payment is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $1,185.74 which was applied for due date xx/XX/2021. The current P&I is in the amount of $1,185.74 and current PITI is in the amount of $1,535.17 with an interest rate of 3.625%. The current UPB reflected as per the payment history is in the amount of $xx.	xx:The loan is currently in collections. As per the review of payment history as of xx/XX/2021, the borrower is current with the loan and the next due date for payment is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $1,185.74 which was applied for due date xx/XX/2021. The current P&I is in the amount of $1,185.74 and current PITI is in the amount of $1,535.17 with an interest rate of 3.625%. The current UPB reflected as per the payment history is in the amount of $xx.

As per servicing comment unable to determine the reason for default. No details have been found for occupancy of subject property. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: The lender does not require the MI. Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: The original CLTV Ratio Percent is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: The original CLTV Ratio Percent is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxNNN   Variance:    Variance %:    Comment: As per Payment History the Payment History String is xxxxxxxxxxxxxxxxxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxx   Tape Value: NNNxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: As per Payment History the Payment History String reversed is xxxxxxxxxxxxxxxxxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: The post close dti per xxxx is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Lower rate or term Tape Value: No Cash-Out Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate Lock Agreement is missing from the loan documents."
* Missing Required Disclosures (Lvl 3) "Home Loan Toolkit is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 44%. Seller tape shows, income was miscalculated and total monthly obligations were not documented properly which may push DTI higher. Unable to rely on docs in file and unable to calc ATR."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.831%. The borrower's total income is $9,331.00 and total expenses are in the amount of $4,276.51. The loan was underwritten by AUS/LP(xx) and its recommendation is “Accept/Eligible” with 44.00%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
19116003	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	10/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,576.23	3.387%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	761	Not Applicable	48.291%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2020 in favor of MERS as nominee for xx Mortgage and it was recorded on xx/XX/2020.
The chain of assignment has been completed.
No active judgments or liens have been found.	The payment history dated as of xx/XX/2021 reveals that the borrower is current with loan. The payment next due date is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $2,606.24 and it was applied for the due date of xx/XX/2021. The current P&I is $1,576.23 and interest rate is 3.787%. The current unpaid principal balance reflects in the amount of $xx.	xx:Loan is in performing status.
The payment history dated as of xx/XX/2021 reveals that the borrower is current with loan. The payment next due date is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $2,606.24 and it was applied for the due date of xx/XX/2021. The current P&I is $1,576.23 and interest rate is 3.787%. The current unpaid principal balance reflects in the amount of $xx.
No foreclosure proceedings have been found.
No bankruptcy filing has been found.
Collection comments are missing from xx/XX/2019 to xx/XX/2021. However, we require for latest 24 months.
At the time of origination borrower was working as Owner at “xx” for 3 years 1 month. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Original Appraised Value   Loan Value: $xxxxxx.xx   Tape Value: $xxxxxxx.xx   Variance: $-xxxxxx.xx   Variance %: -xx.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxNNNNNNN   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxx   Tape Value: NNNNNNNxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: x.xxx% Variance %: x.xxxxx% Comment: Tape Source: Initial Tape Type:	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Missing a Rate Lock Agreement signed by Borrower(s) or memorialized comment by the Loan Officer."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approve/eligible at 48.29%. Tape income miscalculation and missing debts. Unable to rely on docs in file and unable to calc ATR."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.291% as the borrower’s income is $6,887.08 and total expenses are in the amount of $3,325.85 per AUS/DU (Locator#xx) and its recommendation is “Approve/Eligible with 48.29%.”."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
61063321	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,016.98	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,993.76	3.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	763	692	35.160%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2020 and was recorded on xx/XX/2020, in the amount of $xx, with MERS as nominee for xx Mortgage with Instrument#xx.

The chain of assignment has been completed; currently, the assignment is with MERS as nominee for xx Mortgage.

No active judgments or liens have been found against the borrower.
1st and 2nd installments county taxes of 2020-2021 have been paid on xx/XX/2020 & xx/XX/2021 in the amount of $1,016.98.	According to the payment history tape data as of xx/XX/2021, the borrower is currently delinquent for 16 months and the next due date for payment is xx/XX/2020. The P&I is in the amount of $1,993.76 and PITI is in the amount of $1,993.76. The UPB reflected as per the payment history is in the amount of $xx. However, the loan was originated with first payment date as xx/XX/2020.	xx:As per the comment history, the loan is in Collections.
According to the payment history tape data as of xx/XX/2021, the borrower is currently delinquent for 16 months and the next due date for payment is xx/XX/2020. The P&I is in the amount of $1,993.76 and PITI is in the amount of $1,993.76. The UPB reflected as per the payment history is in the amount of $xx. However, the loan was originated with first payment date as xx/XX/2020.
As per the comments dated xx/XX/2021, the reason for default is curtailment of income.
As per the seller’s tape data, the subject property was damaged. The subject property had a discoloration and patch in ceiling. The date of loss and the estimated amount of damage is unable to be determined. The roof inspection was not done. No further details have been found regarding repairs and insurance claim. Hence, unable to determine the subject property has been repaired or not.
Currently, the borrower is working at the xx as a xx from 1.0 years. xx:xx:xx	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock Origination Appraisal	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: NA. Tape Source: Initial Tape Type:
Field: Original Appraised Value   Loan Value: $xxxxxx.xx   Tape Value: $xxxxxx.xx   Variance: $-xxxxxx.xx   Variance %: -xx.xxxxx%   Comment: The Appraisal reflects the value as $xx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. CLTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. LTV (OLTV) = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: MMMMMMMMMMMMMMMMM   Tape Value: xxxxxxxxxxxxxxxxNNNNNNNN   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MMMMMMMMMMMMMMMMM   Tape Value: NNNNNNNNxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: -xx.xxx% Variance %: -xx.xxxxx% Comment: The Borrower's income is $x,xxx.xx after subject loan the proposed amount $x,xxx.xx and total Non-Housing payments is $x.xx hence, the calculated DTI ratio is xx.xxx% Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Property inspection waiver (PIW) is missing from the loan documents."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan fails Compliance Ease delivery date test for initial Closing Disclosure dated 3/XX/2020. Document tracker is missing and 3 business days were added to get receipt date 3/XX/2020 which is less than 3 business days from Consummation date 3/XX/2020."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan fails charges that cannot increase test due to fee addition in final Closing Disclosure dated 3/XX/2020. Initial LE dated 02/XX/2020 does not reflects Points - Loan Discount Fee and Property Condition Report. However, final CD dated 3/XX/2020 reflects Points - Loan Discount Fee at $115.44 and Property Condition Report at $150.00. This is an increase of $265.44 for charges that cannot increase. Valid COC is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 35.160%. Tape shows missing rental income verification. Unable to rely on available documents and unable calculate ATR."
																																																																																								* Missing Appraisal (Lvl 2) "Appraisal report is missing from the loan file."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
42208224	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$5,131.93	$21,360.48	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,655.13	3.600%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	776	Not Applicable	29.531%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2019 and was recorded on xx/XX/2019, in the amount of $xx, with MERS as nominee for xx with Instrument#xx. The chain of assignment has been completed; currently, the assignment is with MERS as nominee for xx. No active judgments or liens have been found against the borrower. 1st and 2nd installments combined taxes of 2021/2022 are due on xx/XX/2021 and xx/XX/2022 in the amount of $xx. Annual other taxes have been delinquent in the amount of $5,131.93 which is good through till xx/XX/2021.	According to the payment history tape data as of xx/XX/2021 the borrower is performing with the loan. The last payment received date is unable to be determined, which was applied for the due date of xx/XX/2021 and the next due date for payment is xx/XX/2021. The P&I is in the amount of $2,655.13 and PITI is in the amount of $2,655.13. The UPB reflected as per the payment history is in the amount of $xx.	xx:As per the comment history, the borrower is performing with the loan.
According to the payment history tape data as of xx/XX/2021, the borrower is performing with the loan. The last payment received date is unable to be determined, which was applied for the due date of xx/XX/2021 and the next due date for payment is xx/XX/2021. The P&I is in the amount of $2,655.13 and PITI is in the amount of $2,655.13. The UPB reflected as per the payment history is in the amount of $xx.
The reason for default is unable to be determined from latest servicing comments.
No comment has been found stating that borrower’s income is impacted due to Covid-19.
No evidence has been found regarding damage or repairs in the latest servicing comments. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Original Appraised Value   Loan Value: $xxxxxxx.xx   Tape Value: $xxxxxxx.xx   Variance: $-xxxxxx.xx   Variance %: -xx.xxxxx%   Comment: Appraisal reflects original appraised value as $xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: MMMMMMMMMMMMMMMMMMMMMMMM   Tape Value: xxxxxxxxxxxxxxxxxxxxxNNN   Variance:    Variance %:    Comment: As per the latest payment history, the string is MMMMMMMMMMMMMMMMMMMMMMMM.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MMMMMMMMMMMMMMMMMMMMMMMM   Tape Value: NNNxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: As per the latest payment history, the string reversed is MMMMMMMMMMMMMMMMMMMMMMMM.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: The borrower's monthly income is $xx after Subject loan the proposed amount $x,xxx.xx and Total Non-housing Payments is $x,xxx.xx. Hence, the Calculated DTI Ratio is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: xxx Tape Value: xxx Variance: -x Variance %: -x.xxxxx% Comment: Note reflects stated remaining term as xxx. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase 0% Tolerance test. Initial LE dated 8/XX/2019 does not reflect Points - Loan Discount Fee. Final CD dated 9/XX/2019 reflects the addition of Points - Loan Discount Fee at $3,270.40. This is an increase of $3,270.40 for charges that cannot increase 0% test. Loan failed charges that cannot decrease test. Revised LE dated 8/XX/2019 reflects Non-specific lender credit at $1,995.00. However, Final CD dated 9/XX/2019 reflects Non-specific lender credit at $0.00. This is decrease of $1,995.00 for charges that cannot decrease. Valid COC for the decrease in NSLC is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan approved at 29.53%. Tape shows borrower was not employed at closing. Included additional liabilities may push DTI higher. Unable to rely on docs in file and unable to calc ATR."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
66263318	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,594.02	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$972.55	3.750%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	791	Not Applicable	41.880%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2019 and which was recorded on xx/XX/2020 in the amount of $xx with xx LLC.
The chain of assignment has been completed. Currently, the mortgage is with xx LLC.
No active liens and judgments against the borrower.
No delinquent taxes have been found.	According to the payment history as of xx/XX/2021, the borrower is delinquent for 30 days. The date of last payment received is unavailable. The next due date for payment is xx/XX/2021. The P&I is in the amount of $972.55 and PITI is in the amount of $1,555.09. The UPB reflected as per the tape data is in the amount of $xx.	xx:The loan is currently in collections. According to the payment history as of xx/XX/2021, the borrower is delinquent for 30 days. The date of last payment received is unavailable. The next due date for payment is xx/XX/2021. The P&I is in the amount of $972.55 and PITI is in the amount of $1,555.09. The UPB reflected as per the tape data is in the amount of $xx.
The reason for default is unavailable.
No latest servicing comment has been found to determine the current occupancy and condition of the subject property. No damage or repairs have been found.
As per the final 1003 document the borrower is working as xx at “xx” from 6 months. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: N/A. Tape Source: Initial Tape Type:
Field: Original Appraised Value   Loan Value: $xxxxxx.xx   Tape Value: $xxxxxx.xx   Variance: $-xxxxx.xx   Variance %: -xx.xxxxx%   Comment: As per the Appraisal report original appraisal value is $xx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. LTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. LTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: MMMxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxNNN   Variance:    Variance %:    Comment: Payment history string is xxxxxxxxxxxxxxxxxxxxxxMM.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxxMMM   Tape Value: NNNxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: Payment history string reversed is xxxxxxxxxxxxxxxxxxxxxxMM.   Tape Source: Initial   Tape Type:
																																																																																				Field: Post-Close DTI per xxxx Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: -x.xxx% Variance %: -x.xxxxx% Comment: Post close DTI per xxxx is xx.xxx%. Tape Source: Initial Tape Type:	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "Rate Lock Agreement is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 41.880%. Tape shows, borrower was employed by xx and income from this employment was included in the DTI calculation. However, borrower was not employed at closing which may push DTI higher. Unable to rely on docs in file and unable to calc ATR."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
56594832	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,922.61	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,459.37	3.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	748	738	46.691%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2020 and which was recorded on xx/XX/2020 in the amount of $xx with xx
The chain of assignment has been completed. Currently, the mortgage is with xx
No active liens and judgments against the borrower.
No delinquent taxes have been found.	According to the payment history as of xx/XX/2021, the borrower is current with the payments. The date of last payment received is unavailable. As per the tape data the next due date for payment is xx/XX/2021. The P&I is in the amount of $1,459.37 and PITI is in the amount of $1,574.04. The UPB reflected as per the tape data is in the amount of $xx.	xx:The loan is currently performing. According to the payment history as of xx/XX/2021, the borrower is current with the payments. The date of last payment received is unavailable. As per the tape data the next due date for payment is xx/XX/2021. The P&I is in the amount of $1,459.37 and PITI is in the amount of $1,574.04. The UPB reflected as per the tape data is in the amount of $xx.
The reason for default is unavailable.
No latest servicing comment has been found to determine the current occupancy and condition of the subject property. No damage or repairs have been found.
As per the final 1003 document the borrower is working as Intern at “xx” from 6 months. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Does Lender G/L Require MI? Loan Value: Yes Tape Value: No |---| |----| Comment: Yes. Tape Source: Initial Tape Type:
Field: Original Appraised Value   Loan Value: $xxxxxx.xx   Tape Value: $xxxxxx.xx   Variance: $-xxxxx.xx   Variance %: -xx.xxxxx%   Comment: Appraisal report reflects original appraised value as $xx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Collateral value used for underwriting: $xx.Amount of secondary lien(s): $x.xx. loan amount: $xx. CLTV=xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Collateral value used for underwriting: $xx loan amount: $xx LTV =xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: MMMMMMMxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxNNNNN   Variance:    Variance %:    Comment: Payment history string xxxxxxxxxxxMMMMMMM.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxMMMMMMM   Tape Value: NNNNNxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: Payment history string reversed xxxxxxxxxxxMMMMMMM.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx Loan Value: Unavailable Tape Value: xx.xxx% Variance: Variance %: Comment: The borrower and co-borrowers total income is $x,xxx.xx after subject loan the proposed amount $x,xxx.xx and total non-housing payments is $xxx.xx hence the calculated DTI ratio is xx.xxx%. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "1. This loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

2. This loan failed the closing or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date).

3. This loan failed the TRID disclosure dates and personal delivery validation test. This loan contains a  Revised Closing Disclosure Receipt Date (02/XX/2020) that is after the Revised Closing Disclosure Delivery Date (02/XX/2020). However, the method of delivery is marked as "Personal.""
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE Risk indicator is "Moderate" since this loan failed the charges that cannot increase test. Missing valid COC for a total fee increased of $30.00 on final CD dated 02/XX/2020. There is a total fee increased of $30.00 for a Non-Shoppable Fee which exceeded the 0% tolerance for Non-Shoppable Fees."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan failed the charges that cannot increase test. Missing valid COC for a total fee increased of $30.00 on final CD dated 02/XX/2020. There is a total fee increased of $30.00 for a Non-Shoppable Fee which exceeded the 0% tolerance for Non-Shoppable Fees."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "An executed copy of Rate Lock Agreement is missing from the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan approved at the DTI of 46.691% at origination. The provided Seller’s tape is showing an alert that the borrower's income was misrepresented at origination that may push DTI to 63%. Further details are not provided to confirm the same. Unable to rely on the provided documents in the loan file."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
61021693	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,807.97	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,145.36	3.375%	180	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	711	Not Applicable	49.724%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2020 and which was recorded on xx/XX/2020 in the amount of $xx with xx.
The chain of assignment has been completed. Currently, the mortgage is with xx.
No active liens and judgments against the borrower.
No delinquent taxes have been found.	According to the tape data, the borrower is delinquent for 30 days. The date of last payment received is unavailable. The next due date for payment is xx/XX/2021. The P&I is in the amount of $1,145.36. The UPB reflected as per the tape data is in the amount of $xx.	xx:The loan is currently in collections. According to the tape data, the borrower is delinquent for 30 days. The date of last payment received is unavailable. The next due date for payment is xx/XX/2021. The P&I is in the amount of $1,145.36. The UPB reflected as per the tape data is in the amount of $xx.
The reason for default is unavailable.
No latest servicing comment has been found to determine the current occupancy and condition of the subject property. No damage or repairs have been found.
No evidence has been found regarding borrower’s current employer details. xx:xx:xx	Not Applicable	Credit Application HUD-1 Closing Statement Missing or error on the Rate Lock Right of Rescission	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: N.A. Tape Source: Initial Tape Type:
Field: Loan Documentation Type   Loan Value: Unavailable   Tape Value: Full Documentation   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: $xxxxxx.xx   Tape Value: $xxxxxx.xx   Variance: $-xxxxx.xx   Variance %: -xx.xxxxx%   Comment: As per Appraisal report original appraised value as $xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: MMMMMMMMMMMMMMMM   Tape Value: xxxxxxxxxxxxxxxNNNNNNNNN   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MMMMMMMMMMMMMMMM   Tape Value: NNNNNNNNNxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: x.xxx% Variance %: x.xxxxx% Comment: As per Transmittal summery post close DTI as xx.xxx%. Tape Source: Initial Tape Type:	3: Curable	* Application Missing (Lvl 3) "Final Application (1003) is missing from loan documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final closing disclosure is missing from loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement is missing from loan documents."
* Right of Rescission missing or unexecuted (Lvl 3) "Right of rescission is missing from loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approve/eligible at 49.72%. Tape shows missed auto loan may push DTI to 70%. Unable to rely on documents in file and unable to calculate ATR."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.724%, the Borrower income was $3,087.07 and total expenses are in the amount of $1,535.02 and the loan was underwritten by LP (Locator# xx) and its recommendation is “Approve/Eligible” with a DTI of 49.72%."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
37133085	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,173.78	09/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$611.89	2.625%	300	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	645	Not Applicable	39.016%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2021 with the lender MERS as nominee for xx in the amount of $xx which was recorded on xx/XX/2021 with instrument#xx.

There is no chain of assignment as the subject mortgage is with the original lender.

No active judgments or liens have been found against the borrower/subject property.

City 1st installment taxes of 2021-2022 have been paid in the amount of $2,173.78 on xx/XX/2021. No prior year’s delinquent taxes have been found.	According to the review of the payment history as of xx/XX/2021, the borrower is current with the loan and the next due date for the regular payment is xx/XX/2021. The last payment was received on xx/XX/2021 in the total amount of PITI is $1,030.78 which includes P&I of $611.89, which was applied for the due date of xx/XX/2021. The current UPB reflected is in the amount of $xx.	xx:As per the review of collection comments, the current status of the loan is performing. According to the review of the payment history as of xx/XX/2021, the borrower is current with the loan and the next due date for the regular payment is xx/XX/2021. The current UPB reflected is in the amount of $xx. The reason for default is unable to be determined. No comments have been found regarding the borrower’s income impacted due to covid-19 pandemic. No comments have been found regarding the subject property condition. Currently, the borrower is working at xx as xx from 3 months. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: N.A. Tape Source: Initial Tape Type:
Field: Original Appraised Value   Loan Value: $xxxxxx.xx   Tape Value: $xxxxxx.xx   Variance: $-xxxxx.xx   Variance %: -x.xxxxx%   Comment: Appraisal report reflects appraised value as $xx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Collateral value used for underwriting:$xx.Amount of secondary lien:$x.xx. Loan amount:$xx. CLTV=xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Collateral value used for underwriting:$xx, Loan amount:$xx. LTV =xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxMMMx   Tape Value: xxxxNNNNNNNNNNNNNNNNNNNN   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xMMMxx   Tape Value: NNNNNNNNNNNNNNNNNNNxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: The borrowers total income is $x,xxx.xx after subject loan the proposed amount $x,xxx.xx and total non-housing payments is $xxx.xx hence the calculated DTI ratio is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: xxx Tape Value: xxx Variance: -x Variance %: -x.xxxxx% Comment: Original note reflects stated remaining term as xxx. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The loan was closed using an exterior only appraisal (2055). However, seller tape shows that the loan was paid off by seller, which was not owned by Fannie Mae. Hence the loan should be closed using interior/exterior appraisal (1004)."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
68546814	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,186.24	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,412.78	3.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	733	712	37.564%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2021 shows that the subject mortgage was originated on xx/XX/2021 and was recorded on xx/XX/2021 in the amount of $xx, with MERS as nominee for xx , recorded with the Instrument# xx.

No chain of assignments found. Unable to determine last assignee.

Active mortgages, liens and judgments found against the borrower and property is as follows:

1. There is a junior mortgage active against property in the favor of “xx”, which was originated on xx/XX/2021 and recorded on xx/XX/2021 in the amount of $xx with Instrument#xx.

2nd installment xx of 2020 have been due on xx/XX/2021 in the amount of $1,478.25.	According to the payment history as of xx/XX/2021, the borrower is current with the loan. Unable to determine last payment received date and the next due date for payment is xx/XX/2021 .The P&I is in the amount of $1,412.78. The UPB reflected as per the payment history is in the amount of $xx.	xx:xx current status is performing.
According to the payment history as of xx/XX/2021, the borrower is current with the loan. Unable to determine last payment received date and the next due date for payment is xx/XX/2021 .The P&I is in the amount of $1,412.78. The UPB reflected as per the payment history is in the amount of $xx. xx:xx:xx	Not Applicable	Missing Dicsloures Missing or error on the Rate Lock	Field: Original Appraised Value Loan Value: $xxxxxx.xx Tape Value: $xxxxxx.xx |---| $xxxx.xx |----| x.xxxxx% Comment: Appraisal reflects original appraised value as $xx Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xxx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Amount of Secondary Lien(s): $x.xx Loan Amount: $xx. CLTV = xxx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xx (Days)   Variance %:    Comment: Note reflects original note doc date as x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: MMMM   Tape Value: xxxNNNNNNNNNNNNNNNNNNNNN   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MMMM   Tape Value: NNNNNNNNNNNNNNNNNNNxNxxx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: x.xxx% Variance %: x.xxxxx% Comment: The Final Application reflects the Post-Close DTI per xxxx as xx.xxx%. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges than in total cannot increase more than 10% test. LE dated 03/XX/2021 reflects the sum of Section C and Recording fees at $2,183.00. Final CD dated 04/XX/2021 reflects the sum of Section C and Recording fee at $2,136.20. This is an increase of $46.80 for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents.

Loan failed charges that cannot increase 0% Tolerance test. Initial LE dated 03/XX/2021 reflect Transfer Taxes Fee at $797.00. Final CD dated 04/XX/2021 reflects Transfer Taxes Fee at $1,957.52. This is a fee increase of $1,160.52 for 0% tolerance fee test. Valid COC for the increase in Transfer taxes is missing from the loan documents."
* LE/CD Issue date test Fail (Lvl 3)     "This Loan Failed Revised Closing Disclosure Delivery waiting period Test due to Changes before consummation requiring a new waiting period. APR becomes inaccurate."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape shows loan is non-saleable. APR increased over 0.125% due to TRID violation."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement is missing from the loan documents."
																																																																																							* Missing Required Disclosures (Lvl 3) "Home loan toolkit is missing from the loan documents."			Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
50895720	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,058.48	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,050.47	3.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Mid Rise Condo (5-8 Stories)	xx	xx	Primary	Yes	Yes	No	667	Not Applicable	23.818%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2021 shows that the subject mortgage was originated on xx/XX/2020 and was recorded on xx/XX/2020 in the amount of $xx, with MERS as nominee for xx, recorded with the Instrument/ Book/Page#xx

No chain of assignments found. Unable to determine last assignee.

No active liens and judgments have been found against borrower and property.

2nd installment xx of 2022 have been due on xx/XX/2021 in the amount of $1,264.62.	According to the payment history as of xx/XX/2021, the borrower is current with the loan. Unable to determine last payment received date and the next due date for payment is xx/XX/2021.The P&I is in the amount of $2,050.47. The UPB reflected as per the payment history is in the amount of $xx.	xx:xx current status is performing.
 According to the payment history as of xx/XX/2021, the borrower is current with the loan. Unable to determine last payment received date and the next due date for payment is xx/XX/2021.The P&I is in the amount of $2,050.47. The UPB reflected as per the payment history is in the amount of $xx.
Collection comment does not state reason for default. The subject property has been occupied by the owner. The borrower's intention is to keep the property.
No evidence has been found regarding Bankruptcy and Foreclosure.
No evidence has been found regarding litigation and contested matter. As per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.
No evidence has been found regarding COVID-19. xx:xx:xx	Not Applicable	Affiliated Business Disclosure Missing or error on the Rate Lock	Field: MI Company Loan Value: Genworth Tape Value: GE Mtg Ins Co |---| |----| Comment: updated as per review. Tape Source: Initial Tape Type:
Field: Original Appraised Value   Loan Value: $xxxxxx.xx   Tape Value: $xxxxxx.xx   Variance: $-xxxxx.xx   Variance %: -xx.xxxxx%   Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: MMMMMMMMMMMMMM   Tape Value: xxxxxxxxxxxxNNNNNNNNNNNN   Variance:    Variance %:    Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MMMMMMMMMMMMMM   Tape Value: NNNNNNNNNNNNxxxxxxxxxxxx   Variance:    Variance %:    Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Mid Rise Condo (x-x Stories) Tape Value: Low Rise Condo (x-x Stories) Variance: Variance %: Comment: updated as per review. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "1. This loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

2. This loan failed the closing or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date).

3. This loan failed the TRID disclosure dates and personal delivery validation test. This loan contains a  Revised Closing Disclosure Receipt Date (06/XX/2020) that is after the Revised Closing Disclosure Delivery Date (06/XX/2020). However, the method of delivery is marked as "Personal.""
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "1. This loan failed the charges that cannot increase test. Missing valid COC for a total fee increased of $2,243.04 on final CD dated 06/XX/2020. There is a total fee increased of $2,243.04 for a Non-Shoppable Fee which exceeded the 0% tolerance for Non-Shoppable Fees.

2. This loan failed the charges that in total cannot increase more than 10% test. Missing valid COC for a total fees increased of $285.10 on final CD dated 06/XX/2020.
Provided final CD reflects the cumulative Fees in B section increased of 87.263% with the amount of $285.10 in Creditor's Providers Fees which exceeded the 10% tolerance for Creditor's Providers fees and a valid COC is required."
* Loan does not conform to program guidelines (Lvl 3)     "The provided Seller’s tape is showing an alert that the subject property type is Condominium & did not meet presale requirement at the time of closing; one presale requirement was met, FNMA had a Covid overlay that would not permit sale when Note was exceeded for 180 Days."
* Missing or error on the Rate Lock Document (Lvl 3)     "An executed copy of Rate Lock Agreement is missing from the loan file."
																																																																																							* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "An executed copy of Affiliated Business disclosure is missing from the loan file."	* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TILA finance charge test. The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate because it is understated by more than $100. Subject loan is a purchase, originated on 6/XX/2020 and the SOL is 1 year."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
3765844	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,373.16	10/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$975.04	5.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	No	Not Applicable	Unavailable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2021 shows that the subject mortgage was originated in the amount of $xx on xx/XX/2020 with the lender MERS as nominee for xx Loans which was recorded on xx/XX/2020.
The chain of the assignment has not been found.
There are multiple state tax liens in the favor of State of xx in the total amount of $10,000.00 which was recorded on xx/XX/2011.
There are multiple IRS liens in the favor of xx in the total amount of $10,000.00 which was recorded on xx/XX/2011.
There are multiple civil judgments in the favor of multiple in the total amount of $10,000.00 which was recorded on xx/XX/2011.
Taxes of 2021/2022 are due in the total amount of $3,373.16.	According to the payment history as of xx/XX/2021, the borrower is current with the loan and the last payment was received on xx/XX/2021 which was applied for xx/XX/2021 and the next due date for the payment is xx/XX/2021. The P&I is in the amount of $975.04 and PITI is in the amount of $1,467.75. The UPB reflected is in the amount of $xx.	xx:The comment history is missing from the loan file.
Currently, the loan is in performing and the borrower is current with the loan and the last payment was received on xx/XX/2021 which was applied for xx/XX/2021 and the next due date for the payment is xx/XX/2021. The P&I is in the amount of $434.36 and PITI is in the amount of $695.02. The UPB reflected is in the amount of $xx.
The reason for default is unable to be determined.
No comments have been found regarding foreclosure in the latest servicing comments.
No comments have been found regarding bankruptcy in the latest servicing comments.
The subject property has been occupied by the owner. Recent servicing comments do not reflect any damage pertaining to the subject property. xx:xx:xx	Not Applicable	Affiliated Business Disclosure
Credit Application
Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Missing DU/GUS/AUS
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Missing Required State Disclosures
Notice of Servicing Transfer
Transmittal (1008)	Field: Borrower #x Middle Name Loan Value: xx Tape Value: xx |---| |----| Comment: Middle name is xx Tape Source: Initial Tape Type:
Field: Loan Documentation Type   Loan Value: Unavailable   Tape Value: Full Documentation   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: $xxxxxx.xx   Tape Value: $xxxxxx.xx   Variance: $-xxxxxx.xx   Variance %: -xx.xxxxx%   Comment: Original appraisal date is $xxxxxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxNNNNNNN   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxxxx   Tape Value: NNNNNNNxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx Loan Value: Unavailable Tape Value: xx.xxx% Variance: Variance %: Comment: U/A. Tape Source: Initial Tape Type:	3: Curable	* Application Missing (Lvl 3) "Final application (1003) is missing from the loan documents."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership counselling disclosure is missing from the loan documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final closing disclosure is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 3)     "Intent to proceed disclosure is missing from the loan documents."
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "AUS/DU Report is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 3)     "Initial Application (1003) is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial Closing disclosure is missing from the loan documents."
* Missing Initial LE (Lvl 3)     "Initial Loan Estimate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement is missing from the loan documents."
* Missing Required State Disclosures (Lvl 3)     "Home Loan toolkit is missing from the loan documents.
Service provider list is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)     "Service provider list is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3)     "Affiliated business Disclosure is missing from the loan documents."
* Transmittal (1008) is Missing (Lvl 3) "Transmittal summery is missing from the loan documents."	* Missing credit report (Lvl 2) "Credit report is missing in loan file"
* Missing flood cert (Lvl 2)     "Flood Insurance is missing from the loan documents."
																																																																																								* Missing proof of hazard insurance (Lvl 2) "Proof of Hazard insurance disclosure is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
33916870	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,421.16	09/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,701.08	4.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	758	Not Applicable	43.637%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2021 shows that the subject mortgage was originated on xx/XX/2020 and was recorded on xx/XX/2020 in the amount of $xx, with MERS as nominee for xx, recorded with the Instrument#xx.

No chain of assignments found. Unable to determine last assignee.

No active liens and judgments have been found against borrower and property.

1st and 2nd installment xx of 2022 have been due on different dates total in the amount of $6,421.16.	According to the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment was received on xx/XX/2021, the applied date was xx/XX/2021 and the next due date for payment is xx/XX/2021.The P&I is in the amount of $2,701.08 and PITI is in the amount of $3,362.02. The UPB reflected as per the payment history is in the amount of $xx.	xx:xx current status is performing.
According to the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment was received on xx/XX/2021, the applied date was xx/XX/2021 and the next due date for payment is xx/XX/2021.The P&I is in the amount of $2,701.08 and PITI is in the amount of $3,362.02. The UPB reflected as per the payment history is in the amount of $xx. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Does Lender G/L Require MI? Loan Value: Yes Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Original Appraised Value   Loan Value: $xxxxxx.xx   Tape Value: $xxxxxx.xx   Variance: $-xxxxx.xx   Variance %: -xx.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxNNNNNNN   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxxxx   Tape Value: NNNNNNNxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: -x.xxx% Variance %: -x.xxxxx% Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "1. This loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

2. This loan failed the closing or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date)."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE Risk indicator is "Moderate" due to following factors:

1. This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule as the loan is failed for QM safe Harbor threshold test as APR (5.432%) is exceeded APOR (5.010%) by 0.422%. The APR threshold is 5.010% and the subject loan is escrowed one.

Qualified Mortgage Safe Harbor Threshold Test: FAIL      Charged: 5.432%      Allowed: 5.010%      Over by: +0.422%

2. This loan has points and fees that exceed the points and fees threshold. The loan amount is $xx or more, and the transaction's total points and fees is $xx, which exceeds 3 percent of the total loan amount of $xx."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan failed the charges that cannot increase test. Missing valid COC for a total fee increased total in the amount of $591.80 on final CD dated 03/XX/2020.
Provided initial LE dated 02/XX/2020 reflects the  Transfer Taxes as $0.00, however, the final CD reflected it as $591.80. There is a total fee increased of $591.80 for a Non-Shoppable Fee which exceeded the 0% tolerance for Non-Shoppable Fees."
* Loan does not conform to program guidelines (Lvl 3)     "The provided Seller’s tape is showing an alert that the MI was never done, no MI."
* Missing or error on the Rate Lock Document (Lvl 3) "An executed copy of Rate Lock Agreement is missing from the loan file."	* GSE Points and Fees Test Violations (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Higher Price Mortgage Loan (Lvl 2)     "This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.

Higher-Priced Mortgage Loan Test: FAIL      Charged: 5.432%      Allowed: 5.010%      Over by: +0.422%"
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.64% as the Borrower’s income is $xx and total expenses are in the amount of $4,765.42 and the loan was underwritten by AUS/DU (Locator#xx) & its recommendation is “Approve/Eligible” and DTI is showing in it as 43.64%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
48840904	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,655.42	04/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,737.79	5.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	678	Not Applicable	40.613%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2020 and was recorded on xx/XX/2020, in the amount of $xx, with MERS as nominee for xx.

The chain of assignment has been completed; currently, the assignment is with xx

No active judgments or liens have been found against the borrower.
1st and 2nd installments county taxes of 2021-2022 are due on xx/XX/2021 & xx/XX/2022 in the amount of $6,655.42.	According to the payment history as of xx/XX/2021, the borrower is currently delinquent for 12 months. The last payment was received on xx/XX/2021, which was applied for the due date of xx/XX/2020 and the next due date for payment is xx/XX/2020. The P&I is in the amount of $2,737.79 and PITI is in the amount of $3,924.23. The UPB reflected as per the payment history is in the amount of $xx.	xx:As per the comment history, the loan is in Collections.
According to the payment history as of xx/XX/2021, the borrower is currently delinquent for 12 months. The last payment was received on xx/XX/2021, which was applied for the due date of xx/XX/2020 and the next due date for payment is xx/XX/2020. The P&I is in the amount of $2,737.79 and PITI is in the amount of $3,924.23. The UPB reflected as per the payment history is in the amount of $xx.
As per the comments dated xx/XX/2020, the reason for default is curtailment of income.
No evidence has been found regarding damage or repairs in the latest servicing comments.
Currently, the borrower is working at the xx as an xx from 3.2 years. xx:xx:xx	Not Applicable	Field: Does Lender G/L Require MI? Loan Value: Yes Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Original Appraised Value   Loan Value: $xxxxxx.xx   Tape Value: $xxxxxx.xx   Variance: $-xxxxxx.xx   Variance %: -xx.xxxxx%   Comment: Original Appraised value is $xx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Original CLTV ratio percent is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Original standard LTV is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxNNNNNNNNNN   Variance:    Variance %:    Comment: As per the latest payment history, the string is xxxxxxxxxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxx   Tape Value: NNNNNNNNNxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: As per the latest payment history, the string reversed is xxxxxxxxxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: x.xxx% Variance %: x.xxxxx% Comment: Post Close DTI per xxxx is xx.xxx%. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule as the loan is failed for QM safe Harbor threshold test as APR (6.172%) is exceeded APOR (4.790%) by 1.382%. The APR threshold is 4.790% and the subject loan is escrowed one.

Qualified Mortgage Safe Harbor Threshold: FAIL     Charged: 6.172%    Allowed: 4.790%    Over by: +1.382%"
* Loan does not conform to program guidelines (Lvl 3) "Seller tape reflects, Disclosed Flaw :: No MI. However MI Cert is available in the loan file (Locator: xx.pdf pg#554)."	* Higher Price Mortgage Loan (Lvl 2) "This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

																																																																																								Higher-Priced Mortgage Loan Test: FAIL Charged: 6.172% Allowed: 4.790% Over by: +1.382%"		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
22621421	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$7,198.34	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,067.95	2.875%	180	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	799	802	27.302%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2020 and was recorded on xx/XX/2020, in the amount of $xx, with MERS as nominee for xx.

The chain of assignment has been completed; currently, the assignment is with MERS as nominee for xx.

There is a senior mortgage against the subject property in the favor of “xx.”, which was originated on xx/XX/2001 and was recorded on xx/XX/2001 in the amount of $xx.

Annual county taxes of 2021 are due on xx/XX/2021 in the amount of $7,198.34.	According to the payment history tape data as of xx/XX/2021, the borrower is current with the loan. The last payment received date is unable to be determined, which was applied for the due date of xx/XX/2021 and the next due date for payment is xx/XX/2021. The P&I is in the amount of $1,067.95 and PITI is in the amount of $1,067.95. The UPB reflected as per the payment history is in the amount of $xx.	xx:As per the comment history, the loan is in Collections.
According to the payment history tape data as of xx/XX/2021, the borrower is current with the loan. The last payment received date is unable to be determined, which was applied for the due date of xx/XX/2021 and the next due date for payment is xx/XX/2021. The P&I is in the amount of $1,067.95 and PITI is in the amount of $1,067.95. The UPB reflected as per the payment history is in the amount of $xx.
The reason for default is unable to be determined from latest servicing comments.
No comment has been found stating that borrower’s income is impacted due to Covid-19.
No evidence has been found regarding damage or repairs in the latest servicing comments.
Currently, the borrower is working at the xx as a xx from 5.3 years. xx:xx:xx	Not Applicable	Appraisal (Incomplete)	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Payment History String   Loan Value: MMMMMMMMMMM   Tape Value: xxxxxxxxxxNNNNNNNNNNNNNN   Variance:    Variance %:    Comment: As per the latest payment history, the string is MMMMMMMMMMM.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MMMMMMMMMMM   Tape Value: NNNNNNNNNNNNNNxxxxxxxxxx   Variance:    Variance %:    Comment: As per the latest payment history, the string reversed is MMMMMMMMMMM.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: x.xxx% Variance %: x.xxxxx% Comment: Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Per Tape, TX 50(A)(6) Loan closed with a PIW, however TX(a)(6) loans require a full appraisal. TX FMV disclosure is available in the loan file (xx.pdf pg#323)."
* Compliance Testing (Lvl 3)     "This loan failed the written list of service provider's disclosure date test. The loan has a written list of service providers disclosure date that is not within three business days of the loan originator's application date."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "This loan failed the initial loan estimate delivery date test. The initial loan estimate delivery date is later than the third business day after the creditor or broker receives the consumer's written application."
* ComplianceEase RESPA Test Failed (Lvl 3)     "This loan failed the homeownership counseling organizations disclosure date test. The loan has a homeownership counseling organizations disclosure date that is not within three business days of the loan originator's application date."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "This loan failed the charges that in total cannot increase more than 10% test due to the initial loan estimate delivery date is later than the third business day after the creditor or broker receives the consumer's written application."
																																																																																							* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "This loan failed the charges that cannot increase test due to the initial loan estimate delivery date is later than the third business day after the creditor or broker receives the consumer's written application."			Moderate	Pass	Pass	Fail	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
97650601	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,124.88	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,145.27	3.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	668	Not Applicable	67.343%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of updated title report dated xx/XX/2021 shows that the subject mortgage was originated on xx/XX/2021 and it was recorded on xx/XX/2021 in the amount of $xx in favor of ‘‘xx” with Instr xx
The chain of assignment is complete.

There are two prior judgments active against the borrower. First was recorded on xx/XX/2013 in the amount of $5,795.56 held by “xx”. Second was recorded on xx/XX/2019 in the amount of $xx held by “xx”.

No delinquent taxes have been found for the prior year.	Review of payment history tape data provided as of xx/XX/2021 reveals that the borrower is 1 month delinquent with the loan. The next due date is xx/XX/2021. The last payment was received in the amount of $2,145.27 with an interest rate 3.625 % and it was applied for the due date xx/XX/2021. The current unpaid principal balance reflected in the payment history is $xx.	xx:Loan current status is collection.

Review of payment history tape data provided as of xx/XX/2021 reveals that the borrower is 1 month delinquent with the loan. The next due date is xx/XX/2021. The last payment was received in the amount of $2,145.27 with an interest rate 3.625 % and it was applied for the due date xx/XX/2021. The current unpaid principal balance reflected in the payment history is $xx.

No bankruptcy evidence has been found. No FC activity has been found.

Collection comment does not state RFD.

No damage or repairs have been found. xx:xx:xx	Not Applicable	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: NA. Tape Source: Initial Tape Type:
Field: Original Appraised Value   Loan Value: $xxxxxx.xx   Tape Value: $xxxxxx.xx   Variance: $-xxxxx.xx   Variance %: -x.xxxxx%   Comment: Appraisal report reflects appraised vale as $xx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Collateral value used for underwriting: $xx.Amount of secondary lien: $x.xx. Loan amount: $xx. CLTV=xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Collateral value used for underwriting: $xx, loan amount: $xx. LTV =xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: MMMMM   Tape Value: NNNNNNNNNNNNNNNNNNNNNNNN   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MMMMM   Tape Value: NNNNNNNNNNNNNNNNNNNNNNNN   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: The borrowers total monthly income is $x,xxx.xx after subject loan the proposed amount $x,xxx.xx and total non-housing payments is $x,xxx.xx hence the calculated DTI ratio is xx.xxx%.   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Remaining Term Loan Value: xxx Tape Value: xxx Variance: -x Variance %: -x.xxxxx% Comment: Original note reflects stated remaining term as xxx. Tape Source: Initial Tape Type:	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "The loan has a qualified mortgage DTI of 67.343%, the borrower's total income was $6,721.00 and the total expenses are in the amount of $4,526.13 and the loan was underwritten by AUS/LP (xx) and its recommendation is “Ineligible/Caution” with a DTI of 67.343%."	* Loan does not conform to program guidelines (Lvl 3) "Seller tape shows Asset depletion program must be <57 years old to meet guidelines."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
71735499	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,240.46	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$559.89	2.625%	360	xx	xx	FHA	Fixed	Cash Out	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	685	Not Applicable	51.870%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of updated title report dated xx/XX/2021 shows that the subject mortgage was originated on xx/XX/2020 and it was recorded on xx/XX/2020 in the amount of $xx in favor of ‘‘xx.” with xx.

The chain of assignment is complete.

No active judgments or liens have been found.

No delinquent taxes have been found for the prior year.	Review of payment history tape data provided as of xx/XX/2021 reveals that the borrower is 1 month delinquent with the loan. The next due date is xx/XX/2021. The last payment was received in the amount of $559.89 with an interest rate 2.625 % and it was applied for the due date xx/XX/2021. The current unpaid principal balance reflected in the payment history is $xx.	xx:Loan current status is collection.

Review of payment history tape data provided as of xx/XX/2021 reveals that the borrower is 1 month delinquent with the loan. The next due date is xx/XX/2021. The last payment was received in the amount of $559.89 with an interest rate 2.625 % and it was applied for the due date of xx/XX/2021. The current unpaid principal balance reflected in the payment history is $xx.
No bankruptcy evidence has been found. No FC activity has been found.
No employment details have been provided in final 1003.
As per collection comment dated xx/XX/2021, the borrower’s RFD is payment dispute.
No damage or repairs have been found. xx:xx:xx	Not Applicable	Mortgage Insurance	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: N.A. Tape Source: Initial Tape Type:
Field: Original Appraised Value   Loan Value: $xxxxxx.xx   Tape Value: $xxxxxx.xx   Variance: $xxxx.xx   Variance %: x.xxxxx%   Comment: Appraisal report in loan document reflects appraised value as $xx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral Value used for Underwriting:$xx. Secondary Lien:$xx.xx Loan Amount:$xx CLTV =xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral Value used for Underwriting:$xx. Loan Amount:$xx CLTV =xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: MMMMMMMMMM   Tape Value: xxxxxxxxNNNNNNNNNNNNNNNN   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MMMMMMMMMM   Tape Value: NNNNNNNNNNNNNNNNxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xxxx   Tape Value: xxxx    Variance:    Variance %:    Comment: Note document in loan file reflects property address as 'xx'.   Tape Source: Initial   Tape Type:
Field: Property County Loan Value: xx Tape Value: xx Variance: Variance %: Comment: As per Tape data Property county is xx. However loan documents reflects as xx. Tape Source: Initial Tape Type:	3: Curable	* LE/CD Issue date test Fail (Lvl 3) "Final closing disclosure reflects closing date as 11/XX/2020. However, Final closing disclosure was hand dated by borrower on 11/XX/2020."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows value used instead of original sales price is not insured. However, subject loan is refinance with appraised value of $xx."
																																																																																							* MI, FHA or MIC missing and required (Lvl 3) "This loan is FHA. Mortgage insurance certificate is missing from the loan file."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 51.870%, the Borrower income was $2,249.98 and total expenses are in the amount of $1,167.06 and the loan was underwritten by AUS/DU (Locator#xx) and its recommendation is “Approve/Eligible” with a DTI of 51.87%."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
83820438	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,036.90	07/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$732.16	3.875%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	725	Not Applicable	45.155%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx title report dated xx/XX/2021 shows that the mortgage was originated on xx/XX/2019 with xx and xx, in the amount of $xx. The subject mortgage was recorded on xx/XX/2019 with the instrument # 2019-xx.

The first and second installments of county taxes for the year of 2020-2021 have been paid in the amount of $1018.45 each respectively. The current ownership is vested in the name of xx.	The review of the payment history shows that, the borrower is currently delinquent from more than 1 month and the next due date is for xx/XX/2021. The last payment was received on xx/XX/2021, in the amount of $732.16, which was applied for xx/XX/2021. The UPB stated in the payment history is $xx. xx P&I is $732.16 and PITI is $1015.41, with the interest rate of 3.875%.	xx:The review of the payment history shows that, the borrower is currently delinquent from more than 1 month. The comment history is missing so unable to determine the reason for default and covid related information. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: MI Company Loan Value: xx Tape Value: Other |---| |----| Comment: As per MI document company name is xx. Tape Source: Initial Tape Type:
Field: Original Appraised Value   Loan Value: $xxxxxx.xx   Tape Value: $xxxxxx.xx   Variance: $-xxxxx.xx   Variance %: -x.xxxxx%   Comment: As per Appraisal report value is xxx,xxx.xx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. CLTV =xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Amount of Secondary Lien(s): $x.xx. Loan Amount: $xx. CLTV =xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: mxxmmmmmmmmmmmmmmmmmmmmm   Tape Value: xxxxxxxxxxxxxxxxxxxNNNNN   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: mmmmmmmmmmmmmmmmmmmmmxxm   Tape Value: NNNNNxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: The borrower monthly income is $x,xxx.xx after Subject loan the proposed amount $xxxx.xx, the Calculated Front Debt Ratio is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Change in Rate/Term Tape Value: Limited Cash Out (GSE definition) Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Missing a Rate Lock Agreement signed by Borrower(s) or memorialized comment by the Loan Officer."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 45.16%. Addition of debts may push DTI upto 60%. Unable to rely on docs in file and unable to calc ATR."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.155% as the borrower’s income is $2,747.00 and total expenses are in the amount of $1,240.41 per AUS/DU (Locator#xx) and its recommendation is “Approve/Eligible with 45.16%.”."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
69343517	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,191.42	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,163.49	2.750%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	752	780	45.387%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the pro-title dated xx/XX/2021 reflects that the subject mortgage was originated on xx/XX/2021 with the lender MERS as nominee for xx which was recorded on xx/XX/2021.

No chain of assignment has been found.

No active liens and judgments have been found.
County annual taxes of 2020 have been paid in the amount of $ 4191.42 on xx/XX/2020.	According to the tape data of payment history, the borrower is current with the loan. The last payment received date is unable to be determined, the payment applied date was xx/XX/2021 and the next due date for payment is xx/XX/2021. The P&I is in the amount of $1,163.49. The UPB reflected as per the payment history is in the amount of $xx.	xx:The loan is performing. According to the tape data of payment history, the borrower is current with the loan. The last payment received date is unable to be determined, the payment applied date was xx/XX/2021 and the next due date for payment is xx/XX/2021. The P&I is in the amount of $1,163.49. The UPB reflected as per the payment history is in the amount of $xx.
The reason for default is unable to be determined. The subject property is owner occupied. No comments have been found for damage or repairs. xx:xx:xx	Not Applicable	Appraisal (Incomplete)	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Original Appraised Value   Loan Value: $xxxxxx.xx   Tape Value: $xxxxxx.xx   Variance: $xxxxxx.xx   Variance %: xx.xxxxx%   Comment: Final CD reflects original appraised value as $xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: Unavailable   Tape Value: xxxxxxxNNNNNNNNNNNNNNNNN   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: Unavailable   Tape Value: NNNNNNNNNNNNNNNNNxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: x.xxx% Variance %: x.xxxxx% Comment: The borrower's monthly income is $x,xxx.xx after subject loan the proposed amount $x,xxx.xx and total non-housing payments is $x,xxx.xx. Hence, the calculated DTI ratio is xx.xxx%. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Transmittal summary (1008) reflects no appraisal. However, required PIW is missing from loan documents."
																																																																																							* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "This loan failed the TRID disclosure dates and method of delivery validation test due to revised CD dated 1/XX/2021 has receipt date 1/XX/2021 which is after the consummation date 1/XX/2021."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.387%, the borrower’s income is $8,487.93 and total expenses are in the amount of $3,852.41 and the loan was underwritten by LP (Locator# xx) and its recommendation is “Accept” with a DTI of 45%."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
89835441	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,096.85	09/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$408.63	3.500%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	High Rise Condo (>=9 Stories)	xx	xx	Investor	Yes	Yes	No	809	Not Applicable	46.994%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the pro-title dated xx/XX/2021 reflects that the subject mortgage was originated on xx/XX/2021 with the lender MERS as nominee for xx which was recorded on xx/XX/2021.

No chain of assignment has been found.

No active liens and judgments have been found.
County annual taxes of 2020 have been paid in the amount of $ 2096.85 on xx/XX/2020.	According to the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment was received on xx/XX/2021, the payment applied date was xx/XX/2021 and the next due date for payment is xx/XX/2021. The P&I is in the amount of $408.63 and PITI is in the amount of $408.63. The UPB reflected as per the payment history is in the amount of $xx.	xx:The loan is performing. According to the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment was received on xx/XX/2021, the payment applied date was xx/XX/2021 and the next due date for payment is xx/XX/2021. The P&I is in the amount of $408.63 and PITI is in the amount of $408.63. The UPB reflected as per the payment history is in the amount of $xx.
The reason for default is unable to be determined. The subject property is occupied by the owner. No comments have been found for damage or repairs. xx:xx:xx	Not Applicable	Field: Borrower First Name Loan Value: xx Tape Value: xx |---| |----| Comment: The Note dated x/XX/xxxx and signed at closing, reflects the Borrower's First Name as xx Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: $xxxxxx.xx   Tape Value: $xxxxxx.xx   Variance: $-xxxx.xx   Variance %: -x.xxxxx%   Comment: The Appraisal reflects the effective value as $xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxx   Tape Value: xxxxxNNNNNNNNNNNNNNNNNNN   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxx   Tape Value: NNNNNNNNNNNNNNNNNNNxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: As per final xxxx borrower income is $xx and total expenses are $x,xxx.xx. DTI is xx.xxx%.   Tape Source: Initial   Tape Type:
																																																																																				Field: Subject Property Type Loan Value: High Rise Condo (>=x Stories) Tape Value: Low Rise Condo (x-x Stories) Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Seller tape shows, after closing it was discovered that the condo building doesn't have enough coverage."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
56717607	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,678.21	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$670.90	3.750%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Investor	Yes	Yes	No	810	802	28.508%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the pro-title dated xx/XX/2021 reflects that the subject mortgage was originated on xx/XX/2021 with the lender MERS as nominee for xx which was recorded on xx/XX/2021.

No chain of assignment has been found.

No active liens and judgments have been found.
County annual taxes of 2021 have been due in the amount of $4678.21 on xx/XX/2021.
County annual taxes of 2020 have been paid in the amount of $4772.48 on xx/XX/2020.	According to the tape data of payment history, the borrower is current with the loan. The last payment received date is unable to be determined, the payment applied date was xx/XX/2021 and the next due date for payment is xx/XX/2021. The P&I is in the amount of $670.90. The UPB reflected as per the payment history is in the amount of $xx.	xx:The loan is performing. According to the tape data of payment history, the borrower is current with the loan. The last payment received date is unable to be determined, the payment applied date was xx/XX/2021 and the next due date for payment is xx/XX/2021. The P&I is in the amount of $670.90. The UPB reflected as per the payment history is in the amount of $xx.
The reason for default is unable to be determined. The subject property is occupied by the owner. xx:xx:xx	Not Applicable	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: N.A Tape Source: Initial Tape Type:
Field: Original Appraised Value   Loan Value: $xxxxxx.xx   Tape Value: $xxxxxx.xx   Variance: $-xxxxx.xx   Variance %: -x.xxxxx%   Comment: As per Tape data ,Appraisal value is $xx. However, Final CD reflects as $xx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx CLTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx LTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: Unavailable   Tape Value: xxNNNNNNNNNNNNNNNNNNNNNN   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: Unavailable   Tape Value: NNNNNNNNNNNNNNNNNNNNNNxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -xx.xxx%   Variance %: -xx.xxxxx%   Comment: As per Tape data ,Post Close DTI is xx.xxx%.However Final Application documents reflects as xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: No Cash-Out Tape Value: Limited Cash Out (GSE definition) Variance: Variance %: Comment: As per Tape data ,Purpose of Refinance is Limited cash out. However Final Application documents reflects as No Cash-Out Tape Source: Initial Tape Type:	3: Curable	* DSCR is less than 1.00 (Lvl 3) "DSCR ratio is less than 1 due values required to be filled from operating income statement is missing from the loan documents."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Seller tape shows lost the PIW after closing when AUS reran to add additional property being refinanced that was not included in underwriting."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
58830343	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,551.52	09/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$540.92	2.750%	360	xx	xx	VA	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	753	Not Applicable	47.629%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2020 with the lender MERS as nominee for xx. which was recorded on xx/XX/2020.
The chain of assignment has been completed. Currently, the mortgage is MERS as nominee for xx.
No active liens and judgments have been found.
The annual county taxes of 2021 have been due in the amount of $1,551.52.	As per the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment was received on xx/XX/2021 in the amount of $540.92 for the due date of xx/XX/2021. The next due date is xx/XX/2021. The current unpaid principal balance is $xx.	xx:The loan is currently performing. As per the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment was received on xx/XX/2021 in the amount of $540.92 for the due date of xx/XX/2021. The next due date is xx/XX/2021. The current unpaid principal balance is $xx.
The loan has not been modified once since origination.
At the time of origination, the borrower was working as xx in US xx from last 9 years.
The occupancy of the subject property is unable to be determined. The comments do not provide any information regarding the damages and repairs to the subject property. xx:xx:xx	Not Applicable	Field: Original Appraised Value Loan Value: $xxxxxx.xx Tape Value: $xxxxxx.xx |---| $xxxx.xx |----| x.xxxxx% Comment: The Appraisal reflects the date effective date as $xx. Tape Source: Initial Tape Type:
																																																																																				Field: Post-Close DTI per xxxx Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: -x.xxx% Variance %: -x.xxxxx% Comment: Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx.xxx%, the borrower income was $x,xxx.xx and total expenses are in the amount of $x,xxx.xx and the loan was underwritten by AUS/DU (Locator#xx and its recommendation is “Approve/Eligible” with a DTI of xx.xxx%. Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "The provided Seller’s tape is showing an alert that the subject loan is uninsurable since the borrower has no VA entitlement."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 47.63% as the Borrower’s income is $5,132.00 and total expenses are in the amount of $2,444.31 and the loan was underwritten by AUS/DU (Locator#xx) & its recommendation is “Approve/Eligible” and DTI is showing in it as 47.629%."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
67577608	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,994.36	09/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,278.11	2.625%	180	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	744	Not Applicable	20.402%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2021 shows that the subject mortgage was originated on xx/XX/2020 and was recorded on xx/XX/2020 in the amount of $xx, with MERS as nominee for xx recorded with the Instrument# xx.

No chain of assignments found. Unable to determine last assignee.

No active liens and judgments have been found against borrower and property. xx of 2021 have been due on xx/XX/2022 in the amount of $5,994.36	According to the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment was received on xx/XX/2021, the applied date was xx/XX/2021 and the next due date for payment is xx/XX/2021.The P&I is in the amount of $1,278.11 and PITI is in the amount of $1,952.80. The UPB reflected as per the payment history is in the amount of $xx.	xx:xx current status is performing
According to the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment was received on xx/XX/2021, the applied date was xx/XX/2021 and the next due date for payment is xx/XX/2021.The P&I is in the amount of $1,278.11 and PITI is in the amount of $1,952.80. The UPB reflected as per the payment history is in the amount of $xx. xx:xx:xx	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Age of Loan Loan Value: xx Tape Value: xx |---| -x |----| -x.xxxxx% Comment: NA. Tape Source: Initial Tape Type:
Field: Original Appraisal Date   Loan Value: Not Applicable   Tape Value: x/XX/xxxx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: -x (Days)   Variance %:    Comment: Original Note reflects note document date ass xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: x.xxx% Variance %: x.xxxxx% Comment: The borrowers total income is $xx after Subject loan the Proposed amount $x,xxx.xx and total non-housing payments is $xxx.xx hence the calculated DTI ratio is xx.xxx%. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Per Tape, PIW not permitted on TX 50(a)(6). Appraisal dated before Note date is not available in the loan file. TX FMV disclosure is available in the loan file (Locator: xx Legal.pdf pg#xx)"
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Missing a Rate Lock Agreement signed by Borrower(s) or memorialized comment by the Loan Officer."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
29877255	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,168.36	08/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,281.77	2.250%	360	xx	xx	VA	Fixed	Refinance	xx	xx	Streamline Refinance	Yes	xx	xx	25.000%	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	810	Not Applicable	Not Applicable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2021 shows that the subject mortgage was originated on xx/XX/2021 with the lender MERS as nominee for xx which was recorded on xx/XX/2021.
The chain of the assignment has not been found.
No active judgments or liens have been found.
Taxes of 2020 have been paid in the amount of $5,168.35.	According to the payment history as of xx/XX/2021, the borrower is current with the loan and the last payment was received on xx/XX/2021 which was applied for xx/XX/2021 and the next due date for the payment is xx/XX/2021. The P&I is in the amount of $1,281.77 and PITI is in the amount of $1,848.72. The UPB reflected is in the amount of $xx.	xx:The comment history is missing from the loan documents.
Currently, the loan is in performing and the borrower is current with the loan and the last payment was received on xx/XX/2021 which was applied for xx/XX/2021 and the next due date for the payment is xx/XX/2021. The P&I is in the amount of $1,281.77 and PITI is in the amount of $1,848.72. The UPB reflected is in the amount of $xx.
The reason for default is unable to be determined.
The occupancy and the current status of the property is unable to be determined. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: x Tape Value: x |---| -x |----| -xx.xxxxx% Comment: NA Tape Source: Initial Tape Type:
Field: Original Appraisal Date   Loan Value: Not Applicable   Tape Value: x/XX/xxxx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -x (Days)   Variance %:    Comment: Original Note document reflects date as x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx Loan Value: Not Applicable Tape Value: x.xxx% Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges than in total cannot increase more than 10% test. LE dated 2/XX/2021 reflects the sum of Section C and Recording fees at $768.00. Final CD dated 2/XX/2021 reflects the sum of Section C and Recording fee at $1,253.00. This is an increase of $408.20 for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Seller Tape shows VA IRRRL Seasoning requirements was not met. However, the first payment date was on 8/XX/2021 and the earliest closing date would be 2/XX/2021. This loan was closed on 2/XX/2021."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	No Result	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
99672127	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,488.00	10/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$627.07	3.625%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	Not Applicable	xx	Primary	Yes	Yes	No	809	Not Applicable	24.969%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the pro-title dated xx/XX/2021 reflects that the subject mortgage was originated on xx/XX/2021 with the lender MERS as nominee for xx in the amount of $xx, which was recorded on xx/XX/2021.
No assignment has been found. The current assignment is with the lender MERS as nominee for xx
No active liens and judgments have been found.
The first and second installment county taxes of 2021 have been paid $1,488.00.
No prior year’s delinquent taxes have been found.	According to a review of the payment history as of xx/XX/2021, the borrower is performing with the loan and the next due date for the regular payment is xx/XX/2021. The last payment was received on xx/XX/2021 total in the amount of P&I $835.89 with the rate of interest of 3.625%, which was applied for the due date of xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.	xx:According to a review of the payment history as of xx/XX/2021, the borrower is performing with the loan and the next due date for the regular payment is xx/XX/2021. The last payment was received on xx/XX/2021 total in the amount of P&I $835.89 with the rate of interest of 3.625%, which was applied for the due date of xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.
No foreclosure activity has been found.
No pertaining bankruptcy-related details have been found.
The collection comments are missing from the loan file. Hence, unable to determine the occupancy and the current condition of the subject property. Also, the covid review is not done.
As per the final application, the borrower is working at xx's as a xx for 30 months. xx:xx:xx	Not Applicable	Field: Age of Loan Loan Value: x Tape Value: x |---| -x |----| -xx.xxxxx% Comment: The Note reflects age of loan as x. Tape Source: Initial Tape Type:
Field: Original Appraisal Date   Loan Value: Not Applicable   Tape Value: x/XX/xxxx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
																																																																																				Field: Original Note Doc Date Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx Variance: -x (Days) Variance %: Comment: The Note reflects the Original Note Doc Date as x/XX/xxxx. Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal not signed (Lvl 4) "The subject loan is a TX A(6) with LTV of 73%. A copy of appraisal at origination is missing from the loan file; however, a copy of Property Inspection Waiver (PIW) is in the loan file (Locator#xx). A copy of Fair Market Value (FMV) disclosure is missing from the loan file."	* Loan does not conform to program guidelines (Lvl 3) "The provided Seller’s tape is showing an alert that the provided PIW was lost when loan is changed to Cash Out & the LTV for PIW is exceeded."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
56707439	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,486.62	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,357.42	4.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	Other	xx	30.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	673	743	41.588%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2021 and was recorded on xx/XX/2021, in the amount of xx.
The chain of assignment has been completed. Currently, the assignment is with xx, which is recorded on xx/XX/2021.
There are 2 senior judgments first in the amount of xx which was recorded on xx/XX/2011 in the favor of xx as subrogee of xx, second in the amount of $293 which was recorded on xx/XX/2014 in the favor of State of Florida.
Annual county taxes of 2020 have been paid in the amount of $3347.16.
No prior year delinquent taxes have been found.	As per the payment history, the borrower is current with the loan and the next payment is due for xx/XX/2021. The first payment is due for xx/XX/2021. The current P&I is $1,357.42 and PITI is $2,472.82. The UPB is $xx	xx:The present status if the loan is in performing and the next payment is due for xx/XX/2021. The first payment is due for xx/XX/2021. No repairs and damages have been found. The collection comments are missing. Therefore COVID review has not been performed. The comments are missing from xx/XX/2021 to xx/XX/2021. The borrower xx has been working at xx as a xx for 5 years 3 months. xx:xx:xx	Not Applicable	Field: Age of Loan Loan Value: x Tape Value: x |---| -x |----| -xxx.xxxxx% Comment: Age of loan is x. Tape Source: Initial Tape Type:
Field: MI Coverage Amount   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -xx.xxx%   Variance %: -xx.xxxxx%   Comment: Mortgage insurance certificate reflects MI coverage percentage as xx.xx%.   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xx (Days)   Variance %:    Comment: The Appraisal reflects the date effective date as x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: The Note signed on x/XX/xxxx reflects the property address as xx. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "TRID Violation in Charges that Cannot Increase test due to increase of fee in Final CD dated 9/XX/2021. Initial LE dated 7/XX/2021 reflects Transfer Taxes Fee at $3,301.00. However, Final CD dated 9/XX/2021 reflects Transfer Taxes Fee at $3,324.00. This is fee increase of $23.00 for 0% tolerance test fee. Valid COC for the increase in fee amount is missing in the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape shows Calculated rate spread of 2.612% does not meet revised QM eligibility."
* Missing Required Disclosures (Lvl 3) "Home loan toolkit is missing from the loan documents."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Loan failed Qualified Mortgage Safe Harbor Threshold test APR Calculated 5.515% APR Threshold 4.420% Over By +1.095%. Subject loan is escrowed.

Loan failed Qualified Mortgage APR Threshold test. APR Calculated 5.515% APR Threshold 5.170% Over By +0.345%. Subject loan is escrowed."
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed TILA Finance Charge test due to finance charge disclosed on Final CD as $xx. Calculated Finance Charge $xx for an under disclosed amount of $246.10. Subject loan is a purchase, originated on 9/XX/2021 and the SOL is 1 year."
																																																																																								* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed ComplianceEase Higher priced mortgage loan test. APR Calculated 5.532% APR Threshold 4.420% Over By +1.112%. Missing Higher Priced Mortgage Loan Disclosure signed by Borrower(s). Subject loan is escrowed."		Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
29174250	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$858.74	10/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,187.05	4.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	16.000%	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	756	Not Applicable	48.203%	First	Commitment	Not Applicable	$9,652.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2020 and which was recorded on xx/XX/2020 in the amount of $xx with xx.
The chain of assignment has been completed. Currently, the mortgage is with xx.
Junior mortgage was originated on xx/XX/2020 and which was recorded on xx/XX/2020 in the amount of $9,652.00 with xx.
No active liens and judgments against the borrower.
No delinquent taxes have been found.	According to the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment was received on xx/XX/2021 which was applied to xx/XX/2021. The next due date for payment is xx/XX/2021. The P&I is in the amount of $1,187.05 and PITI is in the amount of $1,492.09. The UPB reflected as per the payment history is in the amount of $xx.	xx:The loan is currently performing. According to the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment was received on xx/XX/2021 which was applied to xx/XX/2021. The next due date for payment is xx/XX/2021. The P&I is in the amount of $1,187.05 and PITI is in the amount of $1,492.09. The UPB reflected as per the payment history is in the amount of $xx.
The reason for default is unavailable.
No latest servicing comment has been found to determine the current occupancy and condition of the subject property. No damage or repairs have been found.
As per the final 1003 document the borrower is working as Foreman at “xx” from 2 years.
The final title policy is missing from the loan file. The commitment is available in the loan file. xx:xx:xx	Not Applicable	Missing Dicsloures Missing or error on the Rate Lock	Field: Age of Loan Loan Value: x Tape Value: xx |---| -x |----| -xx.xxxxx% Comment: As per Tape data, age of loan is xx .However it reflects x. Tape Source: Initial Tape Type:
Field: Original Note Doc Date Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx Variance: -x (Days) Variance %: Comment: As per Tape data ,Note Date is x/XX/xxxx .However Note documents reflects as xx/XX/xxxx.. Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "Home has not been affixed. However, the Affidavit of Affixation is not available in the loan file. The final title policy is missing from the loan file. The VIN# is not available in the legal description of the recorded mortgage. Hence, it is unable to determine whether the home has been attached to the permanent foundation. Rider in file does not have MH terms."	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed 'Charges That Cannot Increase Test' due to fee addition in the Final CD dated 9/XX/2020. Initial LE does not reflect following fees:
1. Loan Origination Fee: +$2,413.00
2. Tax Service Fee: +$80.00
3. Compliance Audit / Quality Control Fee: +$225.00
4. Funding, Wire, or Disbursement Fee: +$400.00
Also, Initial LE reflects Appraisal Fee at $475.00. However, the same fee is increased in the Final CD to $525.00. Overall, this is fee increase of 3,168.00 in the Final CD dated 9/XX/2020."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape shows, loan is unsolvable due to Manufactured Home Rider is not received in time to meet FHLMC age guidelines."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate Lock Agreement is missing from loan documents."
* Missing Required Disclosures (Lvl 3) "Home Loan Toolkit is missing from loan documents."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Loan failed “Qualified Mortgage Safe Harbor Threshold test” APR Calculated: 4.850%. APR Threshold: 4.550%. Over by +0.300%."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed “ComplianceEase Higher priced mortgage loan test”. APR Calculated: 4.850%. APR Threshold: 4.550%. Over by +0.300%. Missing Higher Priced Mortgage Loan Disclosure signed by Borrower. The loan is escrowed."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 47.536%. The borrower's income is $4.160.00 and total expenses are in the amount of $1,977.48 and the loan is underwritten by AUS/DU (Locator#xx) and its recommendation is “Approve/Eligible” with a DTI of 43.22%."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
62238501	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	Other	$0.00	$2,982.69	10/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,145.94	3.375%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	707	707	45.234%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2021 and which was recorded on xx/XX/2021 in the amount of $xx with xx.
The chain of assignment has been completed. Currently, the mortgage is with xx.
There are two active mortgages prior to the subject mortgage. The first mortgage is in the favor of xx, recorded on xx/XX/2012 and the second mortgage is in the favor of xx recorded on xx/XX/2016. An amount of both the mortgages are unavailable.
Active liens and judgments against the borrower:
Civil judgment against the borrower was recorded on xx/XX/2013 in the amount of $7,256.46 in favor of xx .
No delinquent taxes have been found.	According to the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment was received on xx/XX/2021 which was applied to xx/XX/2021. The next due date for payment is xx/XX/2021. The P&I is in the amount of $2,145.94 and PITI is in the amount of $2,583.49. The UPB reflected as per the payment history is in the amount of $xx.	xx:The loan is currently performing. According to the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment was received on xx/XX/2021 which was applied to xx/XX/2021. The next due date for payment is xx/XX/2021. The P&I is in the amount of $2,145.94 and PITI is in the amount of $2,583.49. The UPB reflected as per the payment history is in the amount of $xx.
The reason for default is unavailable.
No latest servicing comment has been found to determine the current occupancy and condition of the subject property. No damage or repairs have been found.
As per the final 1003 document the borrower is self- employed at “xx.” from 31 years. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: x Tape Value: x |---| -x |----| -xx.xxxxx% Comment: Age of loan reflects x. Tape Source: Initial Tape Type:
Field: Original Note Doc Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -x (Days)   Variance %:    Comment: Note reflects the original note doc date as x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Limited Cash Out (GSE definition) Tape Value: Change in Rate/Term Variance: Variance %: Comment: Application reflects purpose of refinance as Limited cash out. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan failed Compliance Ease delivery and timing test due to Initial Closing Disclosure dated 4/XX/2021. Initial Closing Disclosure dated 4/XX/2021 and Borrower receipt date is 4/XX/2021 which is after consummation Date that is 4/XX/2021."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% Tolerance test. Initial LE dated 9/XX/2020 does not reflect Points - Loan Discount Fee. Post-Consummation Revised CD dated 5/XX/2021 reflects the addition of Points - Loan Discount Fee at $3,033.75. This is an increase of $3,033.75 for charges that cannot increase 0% test. However, COC for the addition of the Points - Loan Discount Fee is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape shows loan is unsolvable due to the age of the BK dismissal, FICO/LTV and assets do not fit a manual u/w and the extenuating circumstances are not strong."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.234%, the Borrower income was $8,452.67 and total expenses are in the amount of $3,823.49 and the loan was underwritten by AUS/DU (Locator#xx) and its recommendation is “Approve/Eligible” with a DTI of 46.69%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
36288384	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$3,500.72	$7,516.60	10/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,286.56	2.500%	360	xx	xx	FHA	Fixed	Refinance	xx	xx	Streamline Refinance	No	xx	xx	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Not Applicable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2021 and was recorded on xx/XX/2021, in the amount of $xx, with MERS as nominee for xx, with Book/Page#xx.

The chain of assignment has been completed; currently, the assignment is with MERS as nominee for xx.

No active judgments or liens have been found against the borrower.
2nd installment combined taxes of 2021/2022 are due on xx/XX/2021 in the amount of $3,436.92.1st installment has been delinquent in the amount of $3,500.72 which is good through till xx/XX/2021.	According to the payment history as of xx/XX/2021, the borrower is performing with the loan. The last payment was received on xx/XX/2021 which was applied for the due date of xx/XX/2021 and the next due date for payment is xx/XX/2021. The P&I is in the amount of $1,478.03 and PITI is in the amount of $2,146.99. The UPB reflected as per the payment history is in the amount of $xx.	xx:As per the comment history, the borrower is performing with the loan.
According to the payment history as of xx/XX/2021, the borrower is performing with the loan. The last payment was received on xx/XX/2021 which was applied for the due date of xx/XX/2021 and the next due date for payment is xx/XX/2021. The P&I is in the amount of $1,478.03 and PITI is in the amount of $2,146.99. The UPB reflected as per the payment history is in the amount of $xx.
The reason for default is unable to be determined from latest servicing comments.
No comment has been found stating that borrower’s income is impacted due to Covid-19.
No evidence has been found regarding damage or repairs in the latest servicing comments.
Currently, the borrower is working at the xx as a xx from 14.2 years. xx:xx:xx	Not Applicable	Credit Report Missing or error on the Rate Lock Mortgage Insurance Origination Appraisal	Field: Age of Loan Loan Value: x Tape Value: x |---| -x |----| -xx.xxxxx% Comment: Age of loan reflects x. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Amount of Secondary Lien(s): $x.xx Loan Amount: $xx CLTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -x (Days)   Variance %:    Comment: The Note reflects the Original Note Doc Date as x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: x.xxx% Variance %: x.xxxxx% Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx LTV = xx.xxx%. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Seller tape shows Loan is unsolvable due to not meeting GNMA seasoning requirements under the loan file."
* MI, FHA or MIC missing and required (Lvl 3)     "Final closing disclosure reflects monthly MIP as 224.33. However, Mortgage Insurance certificate is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate Lock agreement is missing from the loan documents."	* Missing Appraisal (Lvl 2) "Appraisal report is missing from the loan file." * Missing credit report (Lvl 2) "credit report is missing in loan life."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
68805688	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,450.56	09/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,260.75	3.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	18.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	759	Not Applicable	40.921%	First	Commitment	Not Applicable	$8,294.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2021 and was recorded on xx/XX/2021, in the amount of $xx, with MERS as nominee for xx, with Instrument#xx.

The chain of assignment has been completed; currently, the assignment is with MERS as nominee for xx.

There is a junior mortgage against the subject property in the favor of xx, which was originated on xx/XX/2021 and was recorded on xx/XX/2021 in the amount of $xx with Instrument#xx.

No active judgments or liens have been found against the borrower.
1st and 2nd installments county taxes of 2021 are due on xx/XX/2021 & xx/XX/2022 in the amount of $1,450.56.	According to the payment history as of xx/XX/2021, the borrower is performing with the loan. The last payment was received on xx/XX/2021 which was applied for the due date of xx/XX/2021 and the next due date for payment is xx/XX/2021. The P&I is in the amount of $1,260.75 and PITI is in the amount of $1,558.43. The UPB reflected as per the payment history is in the amount of $xx.	xx:As per the comment history, the borrower is performing with the loan.
According to the payment history as of xx/XX/2021, the borrower is performing with the loan. The last payment was received on xx/XX/2021 which was applied for the due date of xx/XX/2021 and the next due date for payment is xx/XX/2021. The P&I is in the amount of $1,260.75 and PITI is in the amount of $1,558.43. The UPB reflected as per the payment history is in the amount of $xx.
The reason for default is unable to be determined from latest servicing comments.
No comment has been found stating that borrower’s income is impacted due to Covid-19.
No evidence has been found regarding damage or repairs in the latest servicing comments.
Currently, the borrower is working at the xx as a xx from 4.11 years. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: x Tape Value: x |---| -x |----| -xx.xxxxx% Comment: N/A. Tape Source: Initial Tape Type:
Field: Original Note Doc Date Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx Variance: -x (Days) Variance %: Comment: The Note reflects the Original Note Doc Date as x/XX/xxxx. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Subject approved at 40.92%. Seller tape shows loan is short funds to close. Unable to rely on available documents and unable to calculate ATR."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
99368373	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,217.93	09/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$848.14	4.125%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Investor	Yes	Yes	No	681	Not Applicable	47.854%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2021 and which was recorded on xx/XX/2021 in the amount of $xx with xx.
The chain of assignment has been completed. Currently, the mortgage is with xx.
Active liens and judgments against the borrower:
There are three state tax liens against the borrower in the total amount of $1,802.16 in favor of xx which were recorded on different dates.
No delinquent taxes have been found.	According to the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment was received on xx/XX/2021 which was applied to xx/XX/2021. The next due date for payment is xx/XX/2021. The P&I is in the amount of $848.14 and PITI is in the amount of $949.64. The UPB reflected as per the payment history is in the amount of $xx.	xx:The loan is currently performing. According to the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment was received on xx/XX/2021 which was applied to xx/XX/2021. The next due date for payment is xx/XX/2021. The P&I is in the amount of $848.14 and PITI is in the amount of $949.64. The UPB reflected as per the payment history is in the amount of $xx.
The reason for default is unavailable.
No latest servicing comment has been found to determine the current occupancy and condition of the subject property.
As per the final 1003 document the borrower is working as xx Banker at “xx” from 2 years and 2 months. xx:xx:xx	Not Applicable	Hazard Insurance Missing or error on the Rate Lock	Field: Age of Loan Loan Value: x Tape Value: x |---| -x |----| -xx.xxxxx% Comment: NA. Tape Source: Initial Tape Type:
Field: Original Note Doc Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -x (Days)   Variance %:    Comment: Tape data shows, Note date is x/XX/xxxx. However, Note document reflects it as x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: -xx.xxx% Variance %: -xx.xxxxx% Comment: Tape data shows, Post Close DTI is xx.xxx%. However, Final Application documents reflects it as xx.xxx%. Tape Source: Initial Tape Type:	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate Lock agreement signed by borrower is missing from the loan documents."
																																																																																							* Missing proof of hazard insurance (Lvl 3) "Hazard Insurance policy is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 47.854%. Tape shows borrower lost their job prior closing. No further details are available. Unable to rely on documents in file and unable to calculate ATR."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
47745887	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,351.65	09/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,094.52	3.625%	360	xx	xx	VA	Fixed	Refinance	xx	xx	Streamline Refinance	Not Applicable	xx	xx	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	818	Not Applicable	53.306%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2021 shows that the subject mortgage was originated on xx/XX/2019 and was recorded on xx/XX/2019 in the amount of $xx, with MERS as nominee for xx, recorded with the Instrument#xx.

No chain of assignments found. Unable to determine last assignee.

No active liens and judgments have been found against borrower and property.

1st , 2nd and 3rd installment xx of 2021 have been due on different dates total in the amount of $3,351.65.	According to the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment was received on xx/XX/2021, the applied date was xx/XX/2021 and the next due date for payment is xx/XX/2021.The P&I is in the amount of $1,094.52 and PITI is in the amount of $1,423.92. The UPB reflected as per the payment history is in the amount of $xx.	xx:xx current status is performing.
According to the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment was received on xx/XX/2021, the applied date was xx/XX/2021 and the next due date for payment is xx/XX/2021.The P&I is in the amount of $1,094.52 and PITI is in the amount of $1,423.92. The UPB reflected as per the payment history is in the amount of $xx. xx:xx:xx	Not Applicable	HUD-1 Closing Statement	Field: Age of Loan Loan Value: xx Tape Value: xx |---| -x |----| -x.xxxxx% Comment: N.A. Tape Source: Initial Tape Type:
Field: Loan Documentation Type   Loan Value: Streamline Refinance   Tape Value: Alternative   Variance:    Variance %:    Comment: VA loan summery sheet reflects loan documentation type as streamline refinance.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: $xxxxxx.xx   Tape Value: $xxxxxx.xx   Variance: $xxxxx.xx   Variance %: x.xxxxx%   Comment: Original Note reflects loan amount as $xx.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -x (Days)   Variance %:    Comment: Original Note reflects note date as x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: -x.xxx% Variance %: -x.xxxxx% Comment: Total Original T&I for Debt Ratios: (Real Estate Taxes $xxx.xx + Hazard Insurance $xx.xx + Flood Insurance $xx + MI $xx + HOA Dues $xx ) equals $x,xxx.xx and All Other Monthly payments are $x,xxx.xx. The borrowers total monthly income verified as $x,xxx.xx. Hence, Post-Close DTI per xxxx is xx.xxx%. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final closing disclosure is missing from loan documents."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape shows uninsured VA loan, Seller did not drop rate by required 0.5 points when we refinanced original. Borrower does not want to refinance again. No late payments. Seller did another appraisal on 1/XX/2020 and value was at $xx."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 53.306%, the Borrower income was $4,333.34 and total expenses are in the amount of $2,309.94. However, subject loan is VA Streamline Refinance AUS/DU is not applicable."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
8504551	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,351.65	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,277.84	3.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	Other	xx	30.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	769	Not Applicable	32.760%	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2021 shows that the subject mortgage was originated on xx/XX/2021 and was recorded on xx/XX/2021 in the amount of $xx, with MERS as nominee for xx recorded with the Instrument#xx.

No chain of assignments found. Unable to determine last assignee.

No active liens and judgments have been found against borrower and property.

1st and 2nd installment xx of 2021 have been due on different dates total in the amount of $1,898.86.	According to the payment history as of xx/XX/2021, the borrower is current with the loan. Unable to determine last payment received date and the next due date for payment is xx/XX/2021. The UPB reflected as per the payment history is in the amount of $xx.	xx:xx current status is performing.
According to the payment history as of xx/XX/2021, the borrower is current with the loan. Unable to determine last payment received date and the next due date for payment is xx/XX/2021. The UPB reflected as per the payment history is in the amount of $xx. xx:xx:xx	Not Applicable	Field: Age of Loan Loan Value: x Tape Value: x |---| -x |----| -xx.xxxxx% Comment: NA Tape Source: Initial Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: $xxxxxx.xx   Tape Value: $xxxxxx.xx   Variance: $xxx.xx   Variance %: x.xxxxx%   Comment: Note document reflect original loan amount as $xx.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -x (Days)   Variance %:    Comment: The Note reflects the Original Note Doc Date as x/XX/xxxx.   Tape Source: Initial   Tape Type:
																																																																																				Field: Post-Close DTI per xxxx Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: x.xxx% Variance %: x.xxxxx% Comment: The borrower's monthly income is $x,xxx.xx after Subject loan the proposed amount $x,xxx.xx and Total Non-housing Payments is $xxx.xx. Hence, the Calculated DTI Ratio is xx.xxx%. Tape Source: Initial Tape Type:	4: Unacceptable	* Loan does not conform to program guidelines (Lvl 4) "Tape shows subject condo reserves do not meet GSE guidelines. Further details not provided. Elevated for client review."	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that increase more than 10% test. Initial Loan estimate dated 6/XX/2021 reflects Recording fee at $141.00. However, Final CD dated 7/XX/2021 reflects Recording fee at $250.00. This is an increase of $109.00 for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
78520065	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,508.12	10/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,470.13	3.250%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	706	Not Applicable	48.706%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2021 shows that the subject mortgage was originated on xx/XX/2020 and was recorded on xx/XX/2020 in the amount of $xx, with MERS as nominee for xx, recorded with the Instrument#xx.

No chain of assignments found. Unable to determine last assignee.

No active liens and judgments have been found against borrower and property.

There are no prior year real estate delinquencies.	According to the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment was received on 10/XX/2021the applied date was xx/XX/2021 and the next due date for payment is xx/XX/2021.The P&I is in the amount of $1,470.13 and PITI is in the amount of $1,882.97. The UPB reflected as per the payment history is in the amount of $xx.	xx:The loan is currently performing.
 According to the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment was received on xx/XX/2021 that was applied for xx/XX/2021 and the next due date for payment is xx/XX/2021.The P&I is in the amount of $1,470.13 and PITI is in the amount of $1,882.97. The UPB reflected as per the payment history is in the amount of $xx.
Collection comment does not state reason for default. The subject property has been occupied by the owner. The borrower's intention is to keep the property.
No evidence has been found regarding Bankruptcy and Foreclosure.
No evidence has been found regarding litigation and contested matter. As per the review of collection comments, the subject property is in good condition.
No evidence has been found regarding COVID-19. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: N.A. Tape Source: Initial Tape Type:
Field: Original Note Doc Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -x (Days)   Variance %:    Comment: The Note reflects the Original Note Doc Date as xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: As per Final xxxx application calculated post-close DTI as xx.xxx%.   Tape Source: Initial   Tape Type:
																																																																																				Field: Present Primary Housing Exp Loan Value: $xxxx.xx Tape Value: $xxxx.xx Variance: $xxx.xx Variance %: xx.xxxxx% Comment: As per Final xxxx application present primary housing expenses are as $x,xxx.xx Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject approved at 48.70%. Seller defect shows additional monthly debts of $884 not paid at closing may push DTI over 57.10%. Unable to calc ATR"	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from loan document."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.706%, the borrower’s income is $xx and total expenses are in the amount of $5,124.36 and the loan was underwritten by AUS (Locator# xx) and its recommendation is “Approve/Eligible” with a DTI of 48.71%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
55553969	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,671.00	10/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,425.18	2.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	732	763	37.368%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Updated title report dated xx/XX/2021 shows that the subject mortgage was recorded on xx/XX/2020 with lender “xx.” with loan amount of $xx.

No active judgments/liens have been found in the updated title report against the borrower/subject property.

No prior year delinquent taxes have been found pending.

Annual county taxes for the year 2021 is due in the amount of $1,671.00 on xx/XX/2022.

Annual city taxes for the 2021 is due in the amount of $971.00 on xx/XX/2021.	Review of payment history as of dated xx/XX/2021 shows that the borrower is making regular payments. The loan payments are currently 00 month in delinquency. The next due date is xx/XX/2021. The last payment was received in the total amount of $2,014.47 for the due date of xx/XX/2021. The last payment received date is xx/XX/2021. The current unpaid principal balance according to payment history is $xx. The current interest rate is 2.75% with P&I in the amount of $1,425.18.	xx:Review of payment history as of dated xx/XX/2021 shows that the borrower is making regular payments. The loan payments are currently 00 month in delinquency. The next due date is xx/XX/2021. The last payment was received in the total amount of $2,014.47 for the due date of xx/XX/2021. The last payment received date is xx/XX/2021. The current unpaid principal balance according to payment history is $xx. The current interest rate is 2.75% with P&I in the amount of $1,425.18.
No information has been found regarding the current employment, job type and length of employment. No evidences have been found regarding the foreclosure and bankruptcy process. No visible damages have been found regarding the subject property. xx:xx:xx	Not Applicable	Final Title Policy Missing or error on the Rate Lock	Field: Original Note Doc Date Loan Value: xx/XX/xxxx Tape Value: xx/XX/xxxx |---| -x (Days) |----| Comment: The Note reflects the Original Note Doc Date as xx/XX/xxxx. Tape Source: Initial Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -xx.xxx%   Variance %: -xx.xxxxx%   Comment: Total Income per xxxx equals $x,xxx.xx. Total subject property PITIA equals $x,xxx.xx. Total other monthly payments $x,xxx.xx. DTI = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Post-Close Housing Ratio per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -xx.xxx%   Variance %: -xx.xxxxx%   Comment: Total subject property PITIA (P&I $x,xxx.xx + Real Estate Taxes $xxx.xx + Hazard Insurance $xx.xx + Flood Insurance $x.xx + MI $xxx.xx + HOA Dues $xx.xx) equals $x,xxx.xx. Total verified monthly income equals $x,xxx.xx. Housing Ratio equals xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Present Primary Housing Exp Loan Value: $xxxx.xx Tape Value: $xxxx.xx Variance: $xx.xx Variance %: x.xxxxx% Comment: The Final Application reflects the Present Primary Housing Expenses as $x,xxx.xx. Tape Source: Initial Tape Type:	3: Curable	* Missing Final Title Policy with applicable Alta endorsements. (i.e., Alta 8.1, 9) (Lvl 3) "Final Title Policy is missing from loan documents, however Commitment Title Report is located at xx."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Missing a Rate Lock Agreement signed by Borrower(s) or memorialized comment by the Loan Officer."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 37.37%. Tape shows BWR was not employed at closing. Unable to rely on docs in file and unable to calc ATR."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
82030904	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,296.76	10/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$408.24	2.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Secondary	Yes	Yes	Yes	811	790	23.379%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2020 with the lender MERS as nominee for xx which was recorded on xx/XX/2020.
The chain of assignment has been completed. Currently, the mortgage is MERS as nominee forxx.
No active liens and judgments have been found.
The annual school taxes of 2001 have been paid in the amount of $3,296.65.	As per the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment was received on xx/XX/2021 in the amount of $408.24 for the due date of xx/XX/2021. The next due date is xx/XX/2021. The current unpaid principal balance is $xx.	xx:The loan is currently performing. As per the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment was received on xx/XX/2021 in the amount of $408.24 for the due date of xx/XX/2021. The next due date is xx/XX/2021. The current unpaid principal balance is $xx.
The loan has not been modified once since origination.
At the time of origination, the borrower was working as IT Specialist in xx from last 21 years.
The occupancy of the subject property is unable to be determined. The comments do not provide any information regarding the damages and repairs to the subject property. xx:xx:xx	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Borrower #x Last Name Loan Value: xx Tape Value:xx|---| |----| Comment: The Note dated xx/XX/xxxx reflects the Borrower's last Name as xx. Tape Source: Initial Tape Type:
Field: Borrower #x Middle Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Note dated xx/XX/xxxx reflects the Borrower's Middle Name as xx.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Market Conditions Addendum (Form 1004MC) is missing from the loan documents."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that increase more than 10% test. Initial Loan Estimate dated 10/XX/2020 reflects Recording fee at $99.00. However, Final CD dated 11/XX/2020 reflects Recording fee at $175.00. This is a fee increase of $66.10 for charges that cannot increase more than 10%.

Loan failed charges that cannot increase test. Initial LE dated 10/XX/2020 reflects Transfer Taxes at $2,200.00. However, Final CD dated 11/XX/2020 reflects Transfer Fee Taxes at $4,399.00 (Transfer Taxes of $2,199.50 Paid by Buyer and $2,199.50 Paid by Seller). This is an increase of $2,199.00 for charges that cannot increase."
* Loan program disclosure missing or unexecuted (Lvl 3)     "Per tape, subject property ineligible due to condition rating of C5. Appraisal located at "xx", reflects that property condition is C5."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate Lock Agreement is missing from the loan documents."
																																																																																							* Missing Required Disclosures (Lvl 3) "Home Loan Toolkit is missing from the loan documents."	* ComplianceEase TILA Test Failed (Lvl 2) "Finance charge disclosed on Final CD as $xx. Calculated Finance Charge $xx for an under disclosed amount of $xx. Reason for Finance Charge under disclosure is unknown. Subject loan is a purchase, originated on xx/2020 and the SOL is 1 year."		Moderate	Not Covered	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
59736988	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$850.39	10/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$278.74	3.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	18.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	686	Not Applicable	40.074%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2021 with the lender MERS as nominee for xx which was recorded on xx/XX/2021.
The chain of assignment has been completed. Currently, the mortgage is MERS as nominee for xx.
No active liens and judgments have been found.
The annual school taxes of 2020 have been paid in the amount of $850.39.	As per the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment was received on xx/XX/2021 in the amount of $278.74 for the due date of xx/XX/2021. The next due date is xx/XX/2021. The current unpaid principal balance is $xx.	xx:The loan is currently performing. As per the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment was received on xx/XX/2021 in the amount of $278.74 for the due date of xx/XX/2021. The next due date is xx/XX/2021. The current unpaid principal balance is $xx.
The loan has not been modified once since origination.
At the time of origination, the borrower was working as xx Supervisor in xx from last 2 years.
The occupancy of the subject property is unable to be determined. The comments do not provide any information regarding the damages and repairs to the subject property. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: MI Company Loan Value:xx Tape Value: Other |---| |----| Comment: As per tape data, MI company name is Other. However, mortgage certificate reflects company name is xx. Tape Source: Initial Tape Type:
Field: Present Primary Housing Exp Loan Value: $x.xx Tape Value: $xxx.xx Variance: $-xxx.xx Variance %: -xxx.xxxxx% Comment: N.A. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "The loan failed charges that in total cannot increase more than 10% test due to increase of fees in final CD dated 04/XX/2021. Initial LE dated 02/XX/2021 reflects Abstract / Title Search Fee at $120.00 and Title Document Preparation Fee at $100.00. However, final CD dated 04/XX/2021 reflects Abstract / Title Search Fee at $125.00 and Title Document Preparation Fee at $230.00. Valid COC for the addition of fee is missing from the loan documents. Comparable fee amount for Charges that cannot increase more than 10% in Initial Loan Estimate is $884.00 and on final closing disclosure fee amount is $977.00 Exceeds by $4.60."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% Tolerance test. Initial LE dated 02/XX/2020 reflects Appraisal Fee at $525.00. However, Final CD dated 04/XX/2021 reflects the Appraisal fee at $550.00. This is an increase of $25.00 for charges that cannot increase 0% tolerance test. Valid COC for the addition of appraisal fee is missing from loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows, Loan was approved through LPA as home possible advantage, which isn't allowed on this HFA's bond program. xx has no repayment options."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from loan documents."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
5058475	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$990.39	09/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$639.35	4.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Investor	Yes	Yes	No	796	767	27.834%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Updated title dated xx/XX/2021 shows that borrower, xx and xx are on the title. Subject mortgage originated on xx/XX/2021 with lender, xx in the amount of $xx.
No assignment of mortgage has been found.
No active judgments or liens have been found.
Property taxes of 2020 are paid on xx/XX/2021 in the amount of $990.39.	As per payment history dated xx/XX/2021, the loan is current and borrower is due for xx/XX/2021 payment. Last payment was applied on xx/XX/2021 in the amount of $905.01 for the payment due date xx/XX/2021. Current UPB per tape data is $xx and interest rate is 4.125%	xx:The loan is current and borrower is due for xx/XX/2021 payment. Last payment was applied on xx/XX/2021 in the amount of $905.01 for the payment due date xx/XX/2021. Current UPB per tape data is $xx and interest rate is 4.125%. No evidence of Covid impact and property damage was found. xx:xx:xx	Not Applicable	Field: Age of Loan Loan Value: x Tape Value: x |---| -x |----| -xxx.xxxxx% Comment: NA Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Post-Close Housing Ratio per xxxx   Loan Value: x.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Final Application reflects Post-Close Housing Ratio per xxxx as x.xxx%.   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Maturity Date Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx Variance: xxx (Days) Variance %: Comment: Note reflects stated maturity date as x/XX/xxxx. Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Seller tape shows closed as a 1 unit property, but it is a 2 unit property. The LTV exceeds Freddie guidelines.2 unit investment properties require a max LTV of 75% per Freddie."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
49233983	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,379.80	10/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,490.97	3.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	Other	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	782	781	48.731%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Updated title dated xx/XX/2021 shows that borrower, xx and xx are on the title. Subject mortgage originated xx/XX/2021 with lender, xx in the amount of $xx. No assignment of mortgage has been found. There is a state tax lien recorded prior to mortgage on xx/XX/2012 in the amount of $125.41 against borrower, xx. Property taxes of 2020 are paid on xx/XX/2021 in the amount of $2689.90.	As per payment history dated xx/XX/2021, the loan is current and borrower is due for xx/XX/2021. Last payment was applied on xx/XX/2021 in the amount of $2123.48. Current UPB per tape data is $xx and interest rate is 3.375%.	xx:The loan is current and borrower is due for xx/XX/2021. Last payment was applied on xx/XX/2021 in the amount of $2123.48. Current UPB per tape data is $xx and interest rate is 3.375%. No evidence of covid impact and property damage has been found. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: x Tape Value: x |---| -x |----| -xxx.xxxxx% Comment: As per Tape data, Property Address Street reflect x months. However, Audit Value reflect x. Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Amount of Secondary Lien: $xxx.xxx. Loan Amount: $xx. CLTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. LTV (CLTV) = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Total Original PITIA for Debt Ratios: (Real Estate Taxes $xxx.xx+ Hazard Insurance $xx.xx + Flood Insurance $xx.xx + MI $xxx.xx + HOA Dues $xx.xx + P&I $x,xxx.xx + Other debts $x,xxx.xx) equals $x,xxx.xx. Monthly Income $xx. Post-Close DTI per xxxx reflect xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Post-Close Housing Ratio per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Total Original PITIA for Debt Ratios: (Real Estate Taxes $xxx.xx+ Hazard Insurance $xx.xx + Flood Insurance $xx.xx + MI $xxx.xx + HOA Dues $xx.xx + P&I $x,xxx.xx) equals $x,xxx.xx. Monthly Income $xx. Post-Close Housing Ratio per xxxx reflect xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx Variance: xxx (Days) Variance %: Comment: As per Tape data, Stated Maturity date reflect x/XX/xxxx. However, Note document reflect x/XX/xxxx. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase 0% Tolerance test. Initial LE dates 7/XX/2021 does reflects Transfer Taxes $1.00. However, Final CD dated 8/XX/2021 reflects Transfer Taxes $1,066.00 paid by seller. This is an increase of $1,065.00 for charges that cannot increase 0% tolerance test.Valid COC for the addition of Transfer Taxes fee is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved/eligible at 48.731%. Seller defect shows income miscalculated and DU invalid at closing. Unable to calculate ATR."
* ComplianceEase TILA Test Failed (Lvl 2)     "Finance charge disclosed on Final CD as $xx. Calculated Finance Charge 214,041.95 for an under disclosed amount of $1,609.85. Reason for Finance Charge under disclosure is unknown as the Fee Itemization and the Compliance Findings are missing. Subject loan is a purchase, originated on 8/XX/2021 and the SOL is 1 year."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.731%, the borrower’s income is $xx and total expenses are in the amount of $5,523.48 and the loan was underwritten by AUS/DU (xx) and its recommendation is “Approve/Eligible” with a DTI of 48.73%."		Moderate	Pass	Fail	Pass	Pass	No Result	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
56913130	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,858.52	10/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,489.67	2.750%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	817	Not Applicable	38.866%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2021 shows that the subject mortgage was originated on xx/XX/2020 and was recorded on xx/XX/2020 in the amount of $xx, with MERS as nominee for xx recorded with the Instrument#2020-xx.

No chain of assignments found. Unable to determine last assignee.

Active mortgages, liens and judgments found against the borrower and property is as follows:

1. There is a junior mortgage active against property in the favor of “xx”, which was originated on xx/XX/2021 and recorded on xx/XX/2021 in the amount of $xx with Instrument#2021-xx.

1st and 2nd installment xx of 2021 have been due on different dates total in the amount of $4,858.52.	According to the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment was received on xx/XX/2021, the applied date was xx/XX/2021 and the next due date for payment is xx/XX/2021.The P&I is in the amount of $1,489.67 and PITI is in the amount of $1,960.76. The UPB reflected as per the payment history is in the amount of $xx.	xx:xx current status is performing.
According to the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment was received on xx/XX/2021, the applied date was xx/XX/2021 and the next due date for payment is xx/XX/2021.The P&I is in the amount of $1,489.67 and PITI is in the amount of $1,960.76. The UPB reflected as per the payment history is in the amount of $xx.
Collection comment does not state reason for default. The subject property has been occupied by the owner. The borrower's intention is to keep the property.
No evidence has been found regarding Bankruptcy and Foreclosure.
No evidence has been found regarding litigation and contested matter. As per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.
No evidence has been found regarding COVID-19. xx:xx:xx	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: N.A. Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. CLTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. CLTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: x.xxx% Variance %: x.xxxxx% Comment: As per Final xxxx application post-close DTI as xx.xxx%. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "PIW is missing from loan document."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from loan document."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 38.866. Per tape, Income miscalculation may push DTI over 51.4%. Unable to calculate ATR."
																																																																																								* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TILA right of rescission test. Subject loan is a refinance, originated on 8/XX/2020 and the SOL is 3 years."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
57476455	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other	$0.00	$3,430.44	10/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,286.95	3.000%	360	xx	xx	FHA	Fixed	Cash Out	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	641	648	36.985%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2021 shows that the subject mortgage was originated on xx/XX/2021 and was recorded on xx/XX/2021 in the amount of $xx, with MERS as nominee for xx, recorded with the Instrument# 2021-xx.
No chain of assignments found. Unable to determine last assignee.
Active mortgages, liens and judgments found against the borrower and property is as follows:
1. There is a active Credit card judgment against borrower “xx” in the favor of “xx”, which was recorded on xx/XX/2012 prior to the subject mortgage.
2. The updated title report dated xx/XX/2021 shows that there is active senior mortgage against the subject property in the favor of ‘xx ’, the in amount of $xx which was recorded on xx/XX/2019 xx.
1st and 2nd installment xx of 2021-2022 have been due on different date total in the amount of $3,430.44.	According to the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment was received on xx/XX/2021, the applied date was xx/XX/2021 and the next due date for payment is xx/XX/2021.The P&I is in the amount of $1,286.95 and PITI is in the amount of $1,754.30. The UPB reflected as per the payment history is in the amount of $xx.	xx:xx current status is performing.
According to the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment was received on xx/XX/2021, the applied date was xx/XX/2021 and the next due date for payment is xx/XX/2021.The P&I is in the amount of $1,286.95 and PITI is in the amount of $1,754.30. The UPB reflected as per the payment history is in the amount of $xx. xx:xx:xx	Not Applicable	Mortgage Insurance	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: NA. Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral value used for underwriting: $xx. Amount of secondary lien: $x.xx. Loan amount: $xx. CLTV=xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral value used for underwriting: $xx, loan amount: $xx. LTV =xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: The borrowers and co-borrowers total monthly income was $x,xxx.xx after subject loan the proposed amount $x,xxx.xx and total non-housing payments is $xx.xx hence the calculated DTI ratio is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-x Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The provided Seller’s tape is showing an alert that the borrower had a second forbearance and the payments are not reported on the credit report. However, the forbearance was not disclosed. Hence the loan does not meet the FHA guidelines since the year passed from the forbearance date and from the verification of 12 months payments. Further details are not provided to confirm the same. Unable to rely on the provided documents in the loan file."
* MI, FHA or MIC missing and required (Lvl 3) "FHA MI Certificate is missing from the loan file."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "CE Risk indicator is "Elevated" due to following factors:

1. This loan failed the TILA finance charge test. The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate because it is understated by more than $100. Subject loan is a refinance, originated on 07/XX/2021 and the SOL is 3 years.

2. This loan failed the TILA foreclosure rescission finance charge test. The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate for purposes of rescission because it is understated by more than $35. Subject loan is a refinance, originated on 07/XX/2021 and the SOL is 3 years.

																																																																																								3. This loan failed the TILA APR test. The annual percentage rate (APR) is 3.587%. The disclosed APR of 3.287% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method. Subject loan is a refinance, originated on xx/2021 and the SOL is 3 years."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
11885388	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,910.22	10/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,191.26	3.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	700	Not Applicable	43.180%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2021 shows that the subject mortgage was originated on xx/XX/2021 and was recorded on xx/XX/2021 in the amount of $xx, with MERS as nominee for xx, recorded with the Instrument#xx.

No chain of assignments found. Unable to determine last assignee.

No active liens and judgments have been found against borrower and property.

There are no prior year real estate delinquencies.	According to the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment was received on xx/XX/2021, the applied date was xx/XX/2021 and the next due date for payment is xx/XX/2021.The P&I is in the amount of $2,191.26 and PITI is in the amount of $2,705.44. The UPB reflected as per the payment history is in the amount of $xx.	xx:xx current status is performing.
According to the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment was received on xx/XX/2021, the applied date was xx/XX/2021 and the next due date for payment is xx/XX/2021.The P&I is in the amount of $2,191.26 and PITI is in the amount of $2,705.44. The UPB reflected as per the payment history is in the amount of $xx. xx:xx:xx	Not Applicable	Field: Borrower #x Last Name Loan Value: xx Tape Value: xx |---| |----| Comment: The Note dated x/XX/xxxx and signed at closing, reflects the borrower's #x last name as xx. Tape Source: Initial Tape Type:
																																																																																				Field: Does Lender G/L Require MI? Loan Value: Yes Tape Value: No Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Per tape, co-borrower does not have FICO score and required FICO score to qualify loan for borrower was 700 with DTI 43%. However, borrower FICO score is 620 with 3 months reserve instead 6 months."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.180% as the borrower income was $xx and total expenses are in the amount of $5,440.44 per AUS/DU (Locator#xx) and its recommendation is "Approve/Eligible with 43.180%.""		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
20630589	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$870.32	$840.58	09/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$770.31	11.940%	180	xx	xx	Conventional	Fixed	Refinance	xx	xx	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	10/XX/2021	$75,000.00	Not Applicable	5.000%	$457.52	10/XX/2021	Financial Hardship	According to the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2007 in the favor of xx with loan amount $xx and which was recorded on xx/XX/2007 with instrument# xx.
The chain of mortgage assignment has been completed. Currently, the mortgage assignment is with xx, LLC.
There is civil judgment against the borrower in the favor of xx in the amount of $2137.40 which was recorded on xx/XX/2018.
Annual combined taxes for year 2020 was delinquent in the amount of $870.32 till good through date xx/XX/2021.	The payment history dated as of xx/XX/2021 reveals that the borrower has been delinquent from xx/XX/2020. The loan is in delinquency for 16 months. The last payment was received on xx/XX/2021 in the amount of $457.52 and it was applied for the due date of xx/XX/2020. The current P&I is $438.44 and interest rate is 5.00%. The current unpaid principal balance is in the amount of $xx.	xx:The loan is currently in collections.
The payment history dated as of xx/XX/2021 reveals that the borrower has been delinquent from xx/XX/2020. The loan is in delinquency for 16 months. The last payment was received on xx/XX/2021 in the amount of $457.52 and it was applied for the due date of xx/XX/2020. The current P&I is $438.44 and interest rate is 5.00%. The current unpaid principal balance is in the amount of $xx.
The loan was modified on xx/XX/2021 with the new modified unpaid principal balance is $xx. The interest bearing amount was $xx with interest rate 5.00% and the modified P&I was $457.52. The first modified payment due date was xx/XX/2021 and the maturity date will be xx/XX/2046. xx:xx:xx
The loan was modified on xx/2021 with the new modified unpaid principal balance is $xx. The interest bearing amount was $xx with interest rate 5.00% and the modified P&I was $457.52. The first modified payment due date was 10/XX/2021 and the maturity date will be 9/XX/2046.
Affiliated Business Disclosure Credit Application Credit Report HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1 along with Estimated HUD-1, Fee itemization and closing instructions are also missing from the loan file"	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
69521975	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$6,197.02	08/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,415.67	5.125%	360	xx	xx	Conventional	ARM	Cash Out	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	10/XX/2021	$175,679.09	Not Applicable	5.000%	$1,522.75	11/XX/2021	Financial Hardship	The review of the updated title report dated xx/XX/2021 shows that the subject mortgage originated on xx/XX/2005 with xx “lender” and was recorded on xx/XX/2005. The chain of assignment is complete. Last assignment from xx and Assigns to xx LLC recorded on xx/XX/2021. Annual county property taxes for the year 2022 are paid on xx/XX/2021 in the amount of $1,549.25. No prior years delinquent taxes found. The following liens and judgments are active on the title:

1-There is an active senior Municipal lien available in the updated title report against xx Ann in the amount of $1,324.20 in favor of xx and it was recorded on xx/XX/2004.	The payment history dated xx/XX/2021 shows that the loan is in performing and next payment due date is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $1,522.75 which was applied for the due date of xx/XX/2021. The current UPB is in the amount of $xx.	xx:Currently the loan is in performing.
The payment history dated xx/XX/2021 shows that the loan is in performing and next payment due date is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $1,522.75 which was applied for the due dated xx/XX/2021. The current UPB is in the amount of $xx.
The loan was modified with an effective date of xx/XX/2021 and a new principal balance is $xx and the rate started from 5.00% and borrower had given promise to pay P&I in the amount of $1,522.75 beginning on xx/XX/2021 with a new maturity date of xx/XX/2035.
No bankruptcy has been filed yet.
As per collection comment the subject property is occupied by owner and it is in good condition. No comment regarding damage and repairs located to the subject property. xx:xx:xx	The loan was modified with an effective date of xx/2021 and a new principal balance is $xx and the rate was starting from 5.00% and borrower had given promise to pay P&I in the amount of $1,522.75 beginning on 11/XX/2021 with a new maturity date of 04/XX/2035.	Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Borrower #x First Name Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: As per the tape data, stated borrower #x first name is xx however is Not applicable. Tape Source: Initial Tape Type:
Field: Borrower #x Last Name   Loan Value: Not Applicable   Tape Value: Larosa   Variance:    Variance %:    Comment: As per the tape data, stated borrower #x last name is xx however is Not applicable.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: As per the tape data, stated property address street is xx however is xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Loan application (1003) is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "The ComplianceEase risk indicator is "Moderate" as the loan is failed for TILA test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test.
The annual percentage rate (APR) is 4.126%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method.
The loan data is 0.000% and comparison data is 4.126%. Hence, the variance is -4.126%."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An Appraisal report at origination is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is unable to confirm from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "Right of rescission is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
22211988	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	XX	$0.00	$4,100.78	10/XX/2021	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,116.05	6.750%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	08/XX/2011	$332,381.29	$12,000.00	2.000%	$970.20	08/XX/2011	Financial Hardship	As per the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2007 and was recorded on xx/XX/2007, in the amount of $xx with MERS as nominee for xx Conduit with Instrument# xx. The chain of assignment has been completed. Currently the assignment is with xx.
According to the updated title report dated xx/XX/2021, there is HOA lien against the subject property which in the favor of xx for the amount of $6537.54 which was recorded on xx/XX/2012.
According to the updated title report dated xx/XX/2021, there is HOA lien against the subject property which in the favor of xx, for the amount of $2835.00 which was recorded on xx/XX/2013.
There is a judgment against the borrower xx in the amount of 2063.71 in favor of xx , N.A. which is recorded on xx/XX/2012.	According to the payment history as of xx/XX/2021, the borrower is 02 months delinquent with the loan. The last payment was received on xx/XX/2021 which was applied for the due date of xx/XX/2021 and the next due date for payment is xx/XX/2021 The P&I is in the amount of $1399.74 and PITI is in the amount of $2357.83. The UPB reflected as per the payment history tape data is in the amount of $xx.	xx:The loan is currently in collections.
According to the payment history as of xx/XX/2021, the borrower is 02 months delinquent with the loan. The last payment was received on xx/XX/2021 which was applied for the due date of xx/XX/2021 and the next due date for payment is xx/XX/2021 The P&I is in the amount of $1399.74 and PITI is in the amount of $2357.83. The UPB reflected as per the payment history tape data is in the amount of $xx.
The loan modification agreement was on xx/XX/2011 with the new modified unpaid principal balance $xx. The interest bearing amount was $xx with step rate starting interest rate was 2.00% and the modified P&I was $970.20 beginning on xx/XX/2011. The step rate was in 04 steps ending at rate 4.625% and P&I will be $1399.74 applicable from xx/XX/2018 to maturity date xx/XX/2051. The deferred balance is $xx and there is no principal forgiven amount.
The foreclosure proceedings were initiated on the loan by referring it to attorney also complaint was filed on xx/XX/2013 and also judgment was filed on12/XX/2019.  No more evidences are available in the latest 24 months servicing comments regarding further foreclosure proceedings.
No evidence has been found regarding damage or repairs in the latest servicing comments. No comment has been found stating that borrower’s income is impacted due to Covid-19. xx:The foreclosure proceedings were initiated on the loan by referring it to attorney also complaint was filed on xx/XX/2013 and also judgment was filed on12/XX/2019. No more evidences are available in the latest 24 months servicing comments regarding further foreclosure proceedings. xx:xx	The loan modification agreement was on xx/2011 with the new modified unpaid principal balance $xx. The interest bearing amount was $xx with step rate starting interest rate was 2.00% and the modified P&I was $970.20 beginning on 08/XX/2011. The step rate was in 04 steps ending at rate 4.625% and P&I will be $1399.74 applicable from 08/XX/2018 to maturity date 07/XX/2051. The deferred balance is $xx and there is no principal forgiven amount.	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
HUD-1 Closing Statement
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	Field: Property Address Street Loan Value: xx Tape Value: xx|---| |----| Comment: Property address street is "xx". Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1, estimated HUD and itemization are missing from the loan file."	* Application Missing (Lvl 2) "The Final Loan application is missing along with the Initial loan application from loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "The Final TIL is missing from loan file."
* Missing Appraisal (Lvl 2)     "The Appraisal report is missing from loan file."
* Missing credit report (Lvl 2)     "Credit report is from the loan file"
* Missing Required State Disclosures (Lvl 2)     "The following state disclosures are missing from loan file.
Anti-Coercion Notice
Title Insurance Disclosure
Radon Gas Disclosure
Insurance Sales Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The Notice of servicing transfer document is missing from loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Affiliated business Disclosure is missing from loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan files."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
70715543	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$709.48	10/XX/2021	zz	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$619.21	8.850%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	11/XX/2021	$100,000.00	Not Applicable	5.250%	$552.20	11/XX/2021	Financial Hardship	As per the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2003 and was recorded on xx/XX/2003, in the amount of $xx with MERS as nominee for xx. with Instrument# xx.
The chain of assignment has been completed Currently the assignment is with xx.
There is a junior mortgage in the amount of 17,169.93 in favor of xx Agency which is recorded on xx/XX/2012.
There is a judgment against the borrower xx in the amount of $1538.51 in favor of State of xx which is recorded on xx/XX/2015.	According to the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment was received on xx/XX/2021 which was applied for the due date of xx/XX/2021 and the next due date for payment is xx/XX/2021 The P&I is in the amount of $552.20 and PITI is in the amount of $552.20. The UPB reflected as per the payment history tape data is in the amount of $xx.	xx:The loan is currently performing.
According to the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment was received on xx/XX/2021 which was applied for the due date of xx/XX/2021 and the next due date for payment is xx/XX/2021 The P&I is in the amount of $552.20 and PITI is in the amount of $552.20. The UPB reflected as per the payment history tape data is in the amount of $xx.
The loan modification agreement was made on xx/XX/2021 with the new modified unpaid principal balance $ $xx.00. The interest bearing amount was $xx.00 with interest rate 5.250% and the modified P&I was $552.20 beginning on xx/XX/2021 to maturity date xx/XX/2051. There is no deferred and there is no principal forgiven amount.
The foreclosure proceedings were initiated on the loan by referring it to attorney also complaint was filed on xx/XX/2020 and it was on hold due to loss mitigation.  No more evidences are available in the latest 24 months servicing comments regarding further foreclosure proceedings.
No evidence has been found regarding damage or repairs in the latest servicing comments. No comment has been found stating that borrower’s income is impacted due to Covid-19. xx:The foreclosure proceedings were initiated on the loan by referring it to attorney also complaint was filed on xx/XX/2020 and it was on hold due to loss mitigation. No more evidences are available in the latest 24 months servicing comments regarding further foreclosure proceedings. xx:xx	The loan modification agreement was made on xx/2021 with the new modified unpaid principal balance $ $xx. The interest bearing amount was $xx with interest rate 5.250% and the modified P&I was $552.20 beginning on xx/2021 to maturity date 10/XX/2051. There is no deferred and there is no principal forgiven amount.	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
HUD-1 Closing Statement
Initial Escrow Acct Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	Field: Property Address Street Loan Value: xx Tape Value: xx |---| |----| Comment: Property address street is "xx". Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1, estimated HUD and itemization are missing from the loan file."	* Application Missing (Lvl 2) "The Final Loan application is missing along with the Initial loan application from loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "The Final TIL is missing from loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The Initial escrow acct disclosure is missing from loan file."
* Missing Appraisal (Lvl 2)     "The Appraisal report is missing from loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The following state disclosures are missing from loan file.
Amortization Schedule Disclosure
Credit Property Insurance Disclosure
Fee Agreement
Priority of Security Instrument Disclosure
Attorney Selection Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The Notice of servicing transfer document is missing from loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Affiliated business Disclosure is missing from loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan files."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
79384080	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	XX	$0.00	$1,279.73	10/XX/2021	zz	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,273.06	11.160%	360	xx	xx	Conventional	Fixed	Unavailable	Unavailable	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	10/XX/2021	$167,879.34	Not Applicable	4.500%	$786.93	10/XX/2021	Financial Hardship	As per the updated title report as of xx/XX/2021,shows that the subject mortgage was originated on xx/XX/2007 and it was recorded on xx/XX/2007 in the amount of $xx in favor of MERS as nominee for xx.

The chain of assignment is complete as the current assignee is xx.

Active junior or senior judgments/liens/mortgages:

1) There is a civil judgment recorded on xx/XX/2010 in the amount of $1,374.94 in the favor of xx.

2) There is a credit card judgment recorded on xx/XX/2011 in the amount of $984.57 in the favor of xx.

3) There is a credit card judgment recorded on xx/XX/2011 in the amount of $916.57 in the favor of xx.

4) There are HOA lien recorded respectively on xx/XX/2011 and xx/XX/2011 in the total amount of $5,139.86 in the favor of xx.

The combined tax for the year 2021 is due in the amount of $639.86.	Review of updated payment history as of xx/XX/2021, the loan is currently in delinquency for +0 months and the next due for regular payment is xx/XX/2021. The last regular payment xx has been made on xx/XX/2021 in the amount of $786.93 for the due date of xx/XX/2021. The UPB as of the date is in the amount of $xx.	xx:As per updated payment history as of xx/XX/2021, the loan is currently in delinquency for +0 months and the next due for regular payment is xx/XX/2021. The last regular payment xx has been made on xx/XX/2021 in the amount of $786.93 for the due date of xx/XX/2021. The UPB as of the date is in the amount of $xx.It shows the willingness and ability of borrower to pay the payment is too fair also its servicer rating meet to the expectation previously the borrower was offered a permanent modification plan by servicer as the loan was modified on xx/XX/2021 between borrower xx.The amount of $5908.00 to be paid before xx/XX/2021.The new principal balance amount is $xx with the rate of interest of 4.50% and P&I payment of $786.93 from xx/XX/2021 to xx/XX/2057. xx:As per the collection comments foreclosure had been referred to attorney on xx/XX/2019, no further information regarding the foreclosure has been found. The loan has been modified on xx/XX/2021.As per the updated title report foreclosure had been already initiated with the case#C-12-CV-20-xx and the complaint was filed on xx/XX/2020. xx:xx	Loan modification agreement was made on 10/XX/2021. New modification interest rate is 4.500% and borrower has promised to pay P&I in the amount $786.93 began on 10/XX/2021. The new principal balance is $xx, which is also an interest bearing amount. The last modified payment will be due on 07/XX/2057.	Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal	Field: Borrower #x First Name Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: N/A Tape Source: Initial Tape Type:
Field: Borrower #x Last Name   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xxxx  Tape Value: xxxx Variance:    Variance %:    Comment: Considered as per the note.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Mortgage deed is attached with the PUD Rider. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1 along with preliminary HUD-1, Fee itemization and closing instructions are also missing from the loan file."	* Application Missing (Lvl 2) "Final application along with the initial application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An Appraisal report at origination is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
69428036	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$3,130.03	10/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,751.69	6.000%	360	xx	xx	FHA	Fixed	Refinance	xx	xx	Unavailable	No	xx	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	09/XX/2021	$240,000.00	Not Applicable	5.500%	$1,398.03	09/XX/2021	Financial Hardship	The review of the updated title report dated xx/XX/2021 shows that the subject mortgage was originated on xx/XX/2008 and it was recorded on xx/XX/2008 in the amount of $xx in MERS as nominee for xx.

The chain of assignment is completed as the subject mortgage is still with the lender, xx.

Active junior or senior judgments/liens/mortgages:
1. There is an active DOJ lien available in the updated title report against subject property in the amount of $xx in favor of xx it was recorded on xx/XX/2018.

The annual County taxes for 2020 have been due in the amount of $3,130.03.	Review of updated payment history as of xx/XX/2021, the loan is currently performing and the next due for regular payment is xx/XX/2021. The last regular payment xx was made on xx/XX/2021 in the amount of $1,398.03 with 5.500% interest rate for the due date of xx/XX/2021. The UPB as of the date is in the amount of $xx.	xx:The loan is currently performing. Review of updated payment history as of xx/XX/2021, the loan is currently performing and the next due for regular payment is xx/XX/2021. The last regular payment xx was made on xx/XX/2021 in the amount of $1,398.03 with 5.500% interest rate for the due date of xx/XX/2021. The UPB as of the date is in the amount of $xx.
The loan was modified on xx/XX/2021 with new principal balance of $xx. The borrower promises to pay the new modified P&I of $1,398.03 with the new fixed interest rate of 5.500% beginning from xx/XX/2021 to the new maturity date of xx/XX/2049.
Comment dated xx/XX/2020 shows that borrower’s income is impacted by the covid-19. xx:xx:xx	The loan was modified on 09/XX/2021 with new principal balance of $xx. The borrower promises to pay the new modified P&I of $1,398.03 with the new fixed interest rate of 5.500% beginning from 09/XX/2021 to the new maturity date of 10/XX/2049.	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
HUD-1 Closing Statement
Missing Required State Disclosures
Mortgage Insurance
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	Field: Mortgage Type Loan Value: FHA Tape Value: Conventional |---| |----| Comment: Mortgage type is "FHA". Tape Source: Initial Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Property address street is "xx". Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated hud and itemization of fees are also missing from the loan file."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "MI certificate is missing from the loan files."
* Missing Appraisal (Lvl 2)     "Appraisal is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "Following State Disclosures are missing from the loan file.
1.Affidavit of Consideration
2.Affidavit of Disbursement
3.First Time Buyers Affidavit
4.Notice of Right to Select Attorney, Title Insurance Company and Settlement xx Disclosure
5.Balloon Payment
6.No Escrow Account
7.Mandatory Binding Arbitration Disclosures
8.Home Buyer Education and Counseling Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer Document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business Disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan files."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
5371729	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$623.14	09/XX/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$588.75	11.989%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	As per updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/1999 in the amount of $xx and recorded on xx/XX/1999 with the xx
The chain of assignment is complete as the current assignee is xx.The combined taxes for the year 2021 are due in the amount of $623.14.
Following liens and judgments are active on subject property

Junior mortgage originated on xx/XX/1999 in the amount of $6,000.00 in the favor of xx.
Junior mortgage originated on xx/XX/1999 in the amount of $5,939.00 in the favor of xx.	Review of payment history as of xx/XX/2021 shows that borrower is current with the loan. Last payment was received on xx/XX/2021 in the amount of $588.55 for the due date of xx/XX/2021. Next payment due date is xx/XX/2021. Current UPB as per payment history is $xx.	xx:Loan is currently in active bankruptcy.
Review of payment history as of xx/XX/2021 shows that borrower is current with the loan. Last payment was received on xx/XX/2021 in the amount of $588.55 for the due date of xx/XX/2021. Next payment due date is xx/XX/2021. Current UPB as per payment history is $xx.
Debtor has filed chapter 13 bankruptcy on xx/XX/2019 with the case # xx and the plan was confirmed on xx/XX/2019. Schedule-D in Voluntary petition shows $xx as unsecured portion out of the claim amount $xx. The POC Was filed on xx/XX/2019 with the secured claim amount of $xx and the amount of arrearage $xx. Case is currently active.
No foreclosure related activity found in the loan file.
No damages and repairs were found to the subject property. xx:xx:Debtor has filed chapter 13 bankruptcy on xx/XX/2019 with the case # xx and the plan was confirmed on xx/XX/2019. Schedule-D in Voluntary petition shows $xx as unsecured portion out of the claim amount $xx. The POC Was filed on xx/XX/2019 with the secured claim amount of $xx and the amount of arrearage $xx. Case is currently active.	Unavailable	Affiliated Business Disclosure Credit Application Credit Report HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Stated Maturity Date Loan Value: Unavailable Tape Value: x/XX/xxxx |---| |----| Comment: N/A Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD along with the estimated hud and itemization of finance charge is missing from the loan file."
* Lost Note Affidavit (Lvl 3) "A Lost Note affidavit found in the loan file at (21065701_Godley_Collateral), Which states that The Original Note has been misplaced and/Or Lost."	* Application Missing (Lvl 2) "Final application along with the initial application is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing in the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The affiliated business form is missing in the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
72200569	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,970.36	07/XX/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,036.03	6.000%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Unavailable	No	Not Applicable	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of updated title report dated xx/XX/2021, subject mortgage was originated on xx/XX/2008 with the lender “xx." in the amount of $xx which is recorded on xx/XX/2008.
The chain of assignment is complete as the current assignment is with “xx ”. Property taxes of year 2021 are paid in the amount $1,532.36.
Following liens and judgments are active on subject property xx lien by plaintiff “State” on subject property which is recorded on xx/XX/2011. xx by plaintiff “xx of Trustees for The U of A” in the amount of $1,958.48 which is recorded on xx/XX/2014.	Review of payment history as of dated xx/XX/2021 shows the borrower is 15 months delinquent with the loan. The next due date is xx/XX/2020 and the last payment was received on xx/XX/2020 in the amount $1,273.77 with the interest rate of 5.375% and P&I of $983.27, which was applied for the due date of xx/XX/2020. The UPB reflected in the payment history is $xx.	xx:Available servicing comments from xx/XX/2019 to xx/XX/2021, the loan is in collection.
Review of payment history as of dated xx/XX/2021 shows the borrower is 15 months delinquent with the loan. The next due date is xx/XX/2020 and the last payment was received on xx/XX/2020 in the amount $1,273.77 with the interest rate of 5.375% and P&I of $983.27, which was applied for the due date of xx/XX/2020. The UPB reflected in the payment history is $xx.
As per comment dated xx/XX/2021, reason for default is curtailment of income.
There is no foreclosure activity in the loan file.
No bankruptcy filed by borrower.
No damages and repairs were found to the subject property. xx:xx:xx	Not Applicable	Credit Application Final Truth in Lending Discl. Good Faith Estimate Initial Escrow Acct Disclosure Initial Escrow Acct Disclosure Mortgage Insurance	Field: Borrower #x Middle Name Loan Value: Not Applicable Tape Value: Dawn |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Forbearance Plan Start Date   Loan Value: xx/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xxx (Days)   Variance %:    Comment: Forbearance Plan Start Date is xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: x.xxxxx%   Tape Value: x.xxxxx%   Variance: x.xxxxx%   Variance %: x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-x   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Trial Modification Agreement in file? Loan Value: No Tape Value: Yes Variance: Variance %: Comment: Trial Modification Agreement in file? No. Tape Source: Initial Tape Type:	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD located at "xx" is not signed by borrowers."	* Application Missing (Lvl 2) "Loan application (1003) is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "ComplianceEase risk indicator is Moderate as loan is failing for TILA APR Test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test.
The annual percentage rate (APR) is 6.027%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "Final Truth-in-lending disclosure is missing from the loan documents."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Good Faith Estimate is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Loan has Escrow, however Initial Escrow Acct Disclosure is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "Mortgage insurance certificate is missing from the loan file."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "Right of rescission is not hand dated by the borrower."		f	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
87528617	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,836.52	10/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,958.79	2.875%	360	xx	xx	FHA	Fixed	Cash Out	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	655	663	32.409%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the pro-title dated xx/XX/2021 reflects that the subject mortgage was originated on xx/XX/2021 with the lender MERS as nominee for xx in the amount of $xx, which was recorded on xx/XX/2021.
No assignment has been found. The current assignment is with the lender MERS as nominee for xx.
There is a credit card judgment against the borrower xx filed by the xx for the amount of $xx which was recorded on xx/XX/2015 prior to the subject mortgage.
The first and second county installment taxes of 2021-22 are due on xx/XX/2021 and xx/XX/2022 each in the amount of $918.26.
No prior years delinquent taxes have been found.	According to a review of the payment history as of xx/XX/2021, the borrower is performing with the loan and the next due date is xx/XX/2021. The last payment was received on xx/XX/2021 total in the amount of PITI $2,481.22 which includes P&I $1,958.79 with the rate of interest of 2.875%, which was applied for the due date of xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.	xx:According to the review of the servicing comments, the borrower is performing with the loan.
According to a review of the payment history as of xx/XX/2021, the borrower is performing with the loan and the next due date is xx/XX/2021.  The last payment was received on xx/XX/2021 total in the amount of PITI $2,481.22 which includes P&I $1,958.79 with the rate of interest of 2.875%, which was applied for the due date of xx/XX/2021.  The UPB reflected in the latest payment history is in the amount of $xx.
No modification, forbearance details are available in recent collections comments.
No foreclosure activity has been found.
No pertaining bankruptcy-related details have been found.
As per the servicing comments, the subject property has been occupied by the owner. No comment pertaining to the damage on the subject property has been observed.
As per the final application, the borrower is working at xx as a xx for 17 months. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance Notice of Servicing Transfer	Field: Last Payment Received Date Loan Value: xx/XX/xxxx Tape Value: x/XX/xxxx |---| xx (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx Amount of Secondary Lien(s): $x.xx. Loan Amount: $xx. CLTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: x.xxx% Variance %: x.xxxxx% Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. CLTV = xx.xxx%. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "This loan failed the lender credit that cannot decrease test. Missing valid COC for a Non-specific Lender Credit decreased in the amount of $974.29 on final CD dated 04/XX/2021."
* Loan does not conform to program guidelines (Lvl 3)     "The provided Seller’s tape is showing an alert that the settlement xx failed to notify "Carrington" that a $19k judgment that was to be paid from the loan proceeds had been paid before the closing of the loan. The borrower advised it was paid with the un-sourced cash on hand. Further details are not provided to confirm the same."
* MI, FHA or MIC missing and required (Lvl 3)     "FHA MI Certificate is missing from the loan file."
* Missing or error on the Rate Lock Document (Lvl 3)     "An executed copy of Rate Lock Agreement is missing from the loan file."
																																																																																							* Notice of Servicing Transfer missing or unexecuted (Lvl 3) "An executed copy of Notice of Servicing Transfer disclosure is missing from the loan file."			Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
31142172	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	10/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,564.28	3.750%	360	xx	xx	VA	Fixed	Refinance	xx	xx	Streamline Refinance	Not Applicable	xx	xx	0.000%	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Not Applicable	First	Final policy	Not Applicable	Not Applicable	06/XX/2021	$363,258.64	Not Applicable	2.750%	$1,527.50	08/XX/2021	Financial Hardship	The review of updated title report dated xx/XX/2021 shows that the subject mortgage was originated on xx/XX/2020 and recorded on xx/XX/2020 for the amount of $xx in favor of xx .
The chain of assignment is complete.
There are three water/sewer liens active against the subject property in the total amount of $4,058.86 held by same plaintiff “xx” recorded on different dates.
Property tax status details are not available in UT.	Review of payment history provided as of xx/XX/2021 reveals that the borrower is current with the loan. The next due date is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $1,527.50 and it was applied for the due date xx/XX/2021. The current unpaid principal balance reflected in the payment history is $xx.	xx:Loan current status is performing.

Review of payment history provided as of xx/XX/2021 reveals that the borrower is current with the loan. The next due date is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $1,527.50 and it was applied for the due date xx/XX/2021. The current unpaid principal balance reflected in the payment history is $xx.

No bankruptcy evidence has been found. No FC activity has been found.

As per comment dated xx/XX/2020, the borrower had loss of income due to Covid-19. Recent comment dated xx/XX/2021 shows the RFD is curtailment of income. Covid-19 disaster FB plan has been offered to the borrower that started from xx/XX/2020 and ends on xx/XX/2021.

No damage or repairs have been found. xx:xx:xx	The modification agreement was made on the effective date of xx2021. The borrower has promised to pay the new principal balance of $xx with the fixed interest rate 2.750 % and P&I of $1,527.50 that began from the first payment date 8/XX/2021 till the maturity date of 3/XX/2050. No forgiven has been noted in the modification agreement.	Credit Report Missing or error on the Rate Lock	Field: Forbearance Plan Start Date Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx |---| x (Days) |----| Comment: NA Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: xx/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xx (Days)   Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: x.xxxxx%   Tape Value: x.xxxxx%   Variance: x.xxxxx%   Variance %: x.xxxxx%   Comment: Note document reflects, Original Stated arte is x.xxx.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Cash Out - Other Tape Value: No Cash-Out Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "TRID Violation due to decrease in Lender Credit on Final Closing Disclosure dated 2/XX/2020. Revised LE dated 1/XX/2020 reflects Lender Credit at $2,313.00, however, Final Closing Disclosure dated 2/XX/2020 reflects Lender Credit at $2,310.34. This is decrease of $2.66 for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan document."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation due to decrease in Lender Credit on Final Closing Disclosure dated 2/XX/2020. Revised LE dated 1/XX/2020 reflects Lender Credit at $2,313.00, however, Final Closing Disclosure dated 2/XX/2020 reflects Lender Credit at $2,310.34. This is decrease of $2.66 for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan document."
* Loan program disclosure missing or unexecuted (Lvl 3)     "Seller tape shows Ineligible for GNMA pool due to GNMA APM 19-05 refinance seasoning violation."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from loan documents."	* Missing credit report (Lvl 2) "Credit report is missing from the loan file."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
5673933	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	04/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,338.28	2.250%	300	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	687	Not Applicable	45.101%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2021 shows that the subject mortgage was originated on xx/XX/2020 and was recorded on xx/XX/2020 in the amount of $xx, with MERS as nominee for xx, recorded with the Instrument/ Book/Page# xx.

No chain of assignments found. Unable to determine last assignee.

No active liens and judgments have been found against borrower and property.

There is no prior year real estate delinquent taxes have been found.	According to the payment history as of xx/XX/2021, the borrower is delinquent for 5 months. The last payment was received on xx/XX/2021, the applied date was xx/XX/2021 and the next due date for payment is xx/XX/2021.The P&I is in the amount of $1,338.28 and PITI is in the amount of $2,049.76. The UPB reflected as per the payment history is in the amount of $xx.	xx:xx current status is collection.
According to the payment history as of xx/XX/2021, the borrower is delinquent for 5 months. The last payment was received on xx/XX/2021, the applied date was xx/XX/2021 and the next due date for payment is xx/XX/2021.The P&I is in the amount of $1,338.28 and PITI is in the amount of $2,049.76. The UPB reflected as per the payment history is in the amount of $xx.
Collection comment does not state reason for default. The subject property has been occupied by the owner. The borrower's intention is to keep the property.
No evidence has been found regarding Bankruptcy and Foreclosure.
No evidence has been found regarding litigation and contested matter. As per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock Missing Required Disclosures	Field: Age of Loan Loan Value: x Tape Value: x |---| -x |----| -xx.xxxxx% Comment: As per Tape data, age of loan is x. However it reflects x. Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Collections, xx-xxx Days   Tape Value: Payment Plan   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: xx/XX/xxxx   Tape Value: x/XX/xxxx   Variance: x (Days)   Variance %:    Comment: Original Appraisal date is xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: -x (Days)   Variance %:    Comment: Original note Date is xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-x Loan Value: Refinance Tape Value: Cash Out Variance: Variance %: Comment: As per Tape data ,Purpose of Transaction is cash out - other. However Final Application documents reflects as Refinance. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "Compliance TRID tolerance test is incomplete due to Initial Closing Disclosure dated 11/XX/2020 is missing from the loan documents."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan Fails GSE (Freddie Mac public guidelines) QM Points and Fees Test due to Fees charged $14111.43 Fees threshold $8748.45 Over By +$5362.98.
The below fees were included in the test:
Application Fee paid by Borrower: $500.00
Points - Loan Discount Fee paid by Borrower: $xx

Loan failed Qualified Mortgage Lending Policy Points and Fees Test due to Fees Charged: $14111.43 Fees Threshold: $8748.45 Over by +$5362.98.
The following fees were included in the test:
Application Fee paid by Borrower: $500.00
Points - Loan Discount Fee paid by Borrower: $xx"
* Loan does not conform to program guidelines (Lvl 3)     "Seller Tape shows LPA has a max number of runs of 75. The max number was hit after approval and before closing making the LPA ineligible. A new LPA was not created prior to close. DU required assets for reserves, which the borrower did not have."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement is missing from the loan documents."
																																																																																							* Missing Required Disclosures (Lvl 3) "Homeownership counseling disclosure is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.10% the Borrower income was $4,544.86 and total expenses are in the amount of $2049.76 and the loan was underwritten by AUS/DU (Locator# xx) and its recommendation is “Accept/Eligible” with a DTI of 45.00%."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
32906497	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,028.00	10/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,035.16	2.990%	180	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	722	Not Applicable	45.268%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2020 with the lender MERS as nominee for xx . which was recorded on xx/XX/2021.
The chain of assignment has been completed. Currently, the mortgage is MERS as nominee for xx.
No active liens and judgments have been found.
The annual county taxes of 2020 have been paid in the amount of $5,028.00.	As per the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment was received on xx/XX/2021 in the amount of $1,035.16 for the due date of xx/XX/2021. The next due date is xx/XX/2021. The current unpaid principal balance is $xx.	xx:The loan is currently performing. As per the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment was received on xx/XX/2021 in the amount of $1,035.16 for the due date of xx/XX/2021. The next due date is xx/XX/2021. The current unpaid principal balance is $xx.
The loan has not been modified once since origination.
At the time of origination, the borrower was getting retirement income.
The occupancy of the subject property is unable to be determined. The comments do not provide any information regarding the damages and repairs to the subject property. xx:xx:xx	Not Applicable	Missing Initial LE	Field: Last Payment Received Date Loan Value: xx/XX/xxxx Tape Value: x/XX/xxxx |---| xx (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -xx.xxx%   Variance %: -xx.xxxxx%   Comment: Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx.xxx%, the borrower's income was $x,xxx.xx and total expenses are in the amount of $x,xxx.xx and the loan was underwritten by AUS/DU (Locator# Raines credit file xxxx-xxxxxxx.pdf Pg#xxx) and its recommendation is “Approve/Eligible” with a DTI of xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Reason For Default (RFD) Date Loan Value: Not Applicable Tape Value: x/XX/xxxx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "ComplianceEase TRID Tolerance test is incomplete due to Initial LE is missing from the loan documents."
* Missing Initial LE (Lvl 3) "Initial Loan Estimate is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approve/eligible at 45.268%. Per tape, taxes were miscalculated and may push DTI to over 57%. Unable to rely on document in file and unable to calculate ATR."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 57.558%, the borrower's income was $2,915.04 and total expenses are in the amount of $1,319.58 and the loan was underwritten by AUS/DU (Locator# xx) and its recommendation is “Approve/Eligible” with a DTI of 45.268%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
34282040	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other	$0.00	$1,388.00	10/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$602.95	2.375%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	678	Not Applicable	38.722%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2021 with the lender MERS as nominee for xx which was recorded on xx/XX/2021.
The chain of assignment has been completed. Currently, the mortgage is MERS as nominee for xx.
There is a real estate tax lien against the subject property in favor of City of xx in the amount of $3,891.83.
There is a municipal lien against the subject property in favor of City of xx in the amount of $86.14.
The annual county taxes of 2021 have been paid in the amount of $1,388.00.	As per the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment was received on xx/XX/2021 in the amount of $602.95 for the due date of xx/XX/2021. The next due date is xx/XX/2021. The current unpaid principal balance is $xx.	xx:The loan is currently performing. As per the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment was received on xx/XX/2021 in the amount of $602.95 for the due date of xx/XX/2021. The next due date is xx/XX/2021. The current unpaid principal balance is $xx.
The loan has not been modified once since origination.
At the time of origination, the borrower was working as xx  from last 34 months.
The occupancy of the subject property is unable to be determined. The comments do not provide any information regarding the damages and repairs to the subject property. xx:xx:xx	Not Applicable	Mortgage Insurance Notice of Servicing Transfer	Field: Borrower #x Middle Name Loan Value: xx Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Borrower First Name   Loan Value:xx   Tape Value: xx   Variance:    Variance %:    Comment: The Note dated x/XX/xxxx and signed at closing, reflects the Borrower's first name as xx.   Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx  Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mortgage Type   Loan Value: FHA   Tape Value: Conventional   Variance:    Variance %:    Comment: Original note reflects mortgage type as FHA.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral value used for underwriting: $xx. Loan amount: $xx LTV (OLTV) = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Reason For Default (RFD) Date   Loan Value: Not Applicable   Tape Value: x/XX/xxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Subject Property Detached/Attached Loan Value: Attached Tape Value: Detached Variance: Variance %: Comment: Appraisal report reflects subject property detached/attached as Attached. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Per tape, the subject loan is uninsurable since it violated FHA Flip rule. The seller acquired the subject property on 10/XX/2020 & contract was signed on 12/XX/2020 which is less than 90 days hence, it’s required a second appraisal."
* MI, FHA or MIC missing and required (Lvl 3)     "FHA MI Certificate is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3) "An executed copy of Notice of Servicing Transfer disclosure is missing from the loan file."	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan failed the Pennsylvania license validation test (PA HB 2179 Section 6111). The Pennsylvania HB 2179 requires non-exempt mortgage lenders engaged in the business of making mortgage loans to be licensed, effective November 5th, 2008."
																																																																																								* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "CE Risk indicator is "Moderate" since this loan failed the Pennsylvania license validation test (PA HB 2179 Section 6111). The Pennsylvania HB 2179 requires non-exempt mortgage lenders engaged in the business of making mortgage loans to be licensed, effective November 5th, 2008."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
19328556	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,386.00	10/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,355.83	2.990%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	783	Not Applicable	51.299%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2020 with lender MERS as nominee for xx and recorded on xx/XX/2020 for the amount of $xx.
The chain of assignment has not been completed. No latest assignment has been found.
There are no active liens and judgments against the borrower.
Annual taxes for the year 2021 have been paid for the amount of $4386.00. No prior year tax delinquency has been found.	According to the payment history as of dated xx/XX/2021, the borrower is regular with the payment and the next due date is xx/XX/2021. The last payment was received on xx/XX/2021. The monthly P&I is in the amount of $1355.83 with an interest rate of 2.990%. The current UPB is reflected in PH for the amount of $xx.	xx:The current status of the loan is performing. According to the payment history as of dated xx/XX/2021, the borrower is regular with the payment and the next due date is xx/XX/2021. The last payment was received on xx/XX/2021. The monthly P&I is in the amount of $1355.83 with an interest rate of 2.990%. The current UPB is reflected in PH for the amount of $xx.
No comments have been found regarding the foreclosure and bankruptcy. The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. Also, no comments have been found regarding the income impacted due to covid-19. xx:xx:xx	Not Applicable	Notice of Servicing Transfer	Field: Last Payment Received Date Loan Value: xx/XX/xxxx Tape Value: x/XX/xxxx |---| xx (Days) |----| Comment: NA Tape Source: Initial Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xxx.xxx.xx. CLTV = xx.xxx%.   Tape Source: Initial   Tape Type:
																																																																																				Field: Purpose of Refinance Per Application Loan Value: Lower rate or term Tape Value: No Cash-Out Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	4: Unacceptable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 4) "CE risk indicator is "Elevated" since the loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 51.299% as the Borrower’s income is $7,010.59 and total expenses are in the amount of $3,487.04; however, the final AUS/LP is missing from the loan file and the provided final 1008 is showing that the loan was underwritten by AUS/LP (Locator#xx) & its recommendation is “ACCEPT” and DTI is showing in it as 51.299%."	* Notice of Servicing Transfer missing or unexecuted (Lvl 3) "An executed copy of Notice of Servicing Transfer disclosure is missing from the loan file."			Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
40267217	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,044.41	10/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$475.46	2.990%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	617	Not Applicable	47.224%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2021 with the lender MERS as nominee for xx in the amount of $xx which was recorded on xx/XX/2021 with instrument#xx.

There is no chain of assignment as the subject mortgage is with the original lender.

No active judgments or liens have been found against the borrower/subject property.

Combined annual installment taxes of 2021 are due in the amount of $1,044.41 on xx/XX/2021. No prior year’s delinquent taxes have been found.	According to the review of the payment history as of xx/XX/2021, the borrower is current with the loan and the next due date for the regular payment is xx/XX/2021. The last payment was received on xx/XX/2021 in the total amount of PITI is $655.87 which includes P&I of $475.46, which was applied for the due date of xx/XX/2021. The current UPB reflected is in the amount of $xx.	xx:As per the review of collection comments, the current status of the loan is performing. According to the review of the payment history as of xx/XX/2021, the borrower is current with the loan and the next due date for the regular payment is xx/XX/2021. The current UPB reflected is in the amount of $xx. No comments have been found regarding the borrower’s income is impacted due to covid-19 pandemic. No comments have been found regarding the subject property condition. Currently, the borrower is working at xx from 2 years. xx:xx:xx	Not Applicable	Mortgage Insurance Notice of Servicing Transfer	Field: Last Payment Received Date Loan Value: xx/XX/xxxx Tape Value: x/XX/xxxx |---| xx (Days) |----| Comment: Last payment received date is xx/XX/xxxx. Tape Source: Initial Tape Type:
Field: Mortgage Type   Loan Value: FHA   Tape Value: Conventional   Variance:    Variance %:    Comment: Final xxxx reflects mortgage type as FHA.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral value used for underwriting: $xx. Loan Amount: $xx. CLTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: -x.xxx% Variance %: -x.xxxxx% Comment: Post-Close DTI per xxxx is xx.xxx%. Tape Source: Initial Tape Type:	3: Curable	* MI, FHA or MIC missing and required (Lvl 3) "FHA MI Certificate is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3) "An executed copy of Notice of Servicing Transfer disclosure is missing from the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approve/eligible at 47.22%. UW error and DU came back as refer at 47%. Further details not provided. Unable to rely on docs in file and unable to calc ATR."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 47.22% as the Borrower’s income is $2,405.00 and total expenses are in the amount of $1,135.73 and the loan was underwritten by AUS/DU (Locator#xx) & its recommendation is “Approve/Eligible” and DTI is showing in it as 47.22%."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
18934845	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$6,290.00	10/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,453.59	3.250%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	772	Not Applicable	47.282%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2020 and which was recorded on xx/XX/2020 in the amount of $xx with xx
The chain of assignment has been completed. Currently, the mortgage is with xx .
There is an active mortgage prior to the subject mortgage in the favor of xx recorded on xx/XX/2007 for the amount of $xx.
No active liens and judgments against the borrower.
Property tax details are to follow.	According to the payment history as of xx/XX/2021, the borrower is current with the payments. The last payment was received on xx/XX/2021 which was applied to xx/XX/2021. The next due date for payment is xx/XX/2021. The P&I is in the amount of $1,453.59 and PITI is in the amount of $2,131.88. The UPB reflected as per the payment history is in the amount of $xx.	xx:The loan is currently performing. According to the payment history as of xx/XX/2021, the borrower is current with the payments. The last payment was received on xx/XX/2021 which was applied to xx/XX/2021. The next due date for payment is xx/XX/2021. The P&I is in the amount of $1,453.59 and PITI is in the amount of $2,131.88. The UPB reflected as per the payment history is in the amount of $xx.
The reason for default is unavailable.
No latest servicing comment has been found to determine the current occupancy and condition of the subject property.
As per the 1003 document the borrower is working as an xx at “xx” from 3 years. xx:xx:xx	Not Applicable	Field: Last Payment Received Date Loan Value: xx/XX/xxxx Tape Value: x/XX/xxxx |---| xx (Days) |----| Comment: Last payment received date is xx/XX/xxxx. Tape Source: Initial Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx Loan Amount: $xx CLTV = xx.xxx%   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Cash Out - Other Tape Value: No Cash-Out Variance: Variance %: Comment: Purpose of refinance as per application is Cash-Out Other. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 47.28%. Seller defect shows undisclosed debt of $661 may push DTI over 60%. Unable to rely on docs in file and unable to calc ATR."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the Pennsylvania license validation test. (PA HB 2179 Section 6111)
The Pennsylvania HB 2179 requires non-exempt mortgage lenders engaged in the business of making mortgage loans to be licensed, effective November 5th, 2008.
The Pennsylvania Mortgage Lender License and Pennsylvania Exemption Letter (Mortgage Act) are not available for loans with a closing date before November 5th, 2008. Additionally, the Pennsylvania First Mortgage Banker License, Pennsylvania Secondary
Mortgage Loan License, Pennsylvania Unlicensed (Subordinate Lien), and Pennsylvania Exemption Letter are not available for loans with a closing date on or after January 1st, 2009."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 47.282% the Borrower income was $4,879.50 and total expenses are in the amount of $2,132.14 and the loan was underwritten by AUS/DU (Locator xx) and its recommendation is “Approve/Eligible” with a DTI of 47.28%"		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
62476583	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,817.51	10/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,738.67	4.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	710	Not Applicable	49.354%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2021 shows that the subject mortgage was originated on xx/XX/2019 and was recorded on xx/XX/2019 in the amount of $xx, with MERS as nominee for xx recorded with the Book/Page# xxof assignment has been completed. The last assignment is with xx

No active liens and judgments have been found against borrower and property.

2nd installment xx of 2021/2022 have been due on xx/XX/2021 in the amount of $2,261.24.	According to the payment history as of xx/XX/2021, the borrower is delinquent for a month. The last payment was received on xx/XX/2021, the applied date was xx/XX/2021 and the next due date for payment is xx/XX/2020.The P&I is in the amount of $1,738.67 and PITI is in the amount of $2,326.39. The UPB reflected as per the payment history is in the amount of $xx.	xx:xx current status is collection.
According to the payment history as of xx/XX/2021, the borrower is delinquent for a month. The last payment was received on xx/XX/2021, the applied date was xx/XX/2021 and the next due date for payment is xx/XX/2020.The P&I is in the amount of $1,738.67 and PITI is in the amount of $2,326.39. The UPB reflected as per the payment history is in the amount of $xx.
According to the collection comment dated xx/XX/2021, the RFD is curtailment of income.
The subject property has been occupied by the owner. The borrower's intention is to keep the property.
No evidence has been found regarding Bankruptcy and Foreclosure.
No evidence has been found regarding litigation and contested matter. As per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	Field: Last Payment Received Date Loan Value: xx/XX/xxxx Tape Value: x/XX/xxxx |---| xx (Days) |----| Comment: updated as per review. Tape Source: Initial Tape Type:
Field: Reason For Default (RFD) Date Loan Value: xx/XX/xxxx Tape Value: x/XX/xxxx Variance: xx (Days) Variance %: Comment: updated as per review. Tape Source: Initial Tape Type:	3: Curable	* Intent to Proceed Missing (Lvl 3) "Intent to Proceed is missing from the loan documents."
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage Insurance is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate Lock Agreement is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 49.35%. Tape shows borrower worked less than 40 hours at closing. Due to Income miscalculation DTI may push to 56%. Unable to rely on documents in the file and unable to calculate ATR."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.354%, the Borrower income was $5,580.09 and total expenses are in the amount of $2,754.00 and the loan was under written by AUS/DU (xx) and its recommendation is “Approve/Eligible” with a DTI of 49.35%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
24738060	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	10/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,856.81	3.375%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	757	726	32.633%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2021 and was recorded on xx/XX/2021, in the amount of xx.
The chain of assignment has been completed. Currently, the assignment is with MERS as nominee for xx . which is recorded on xx/XX/2021.
No active judgments or liens have been found.
The taxes information is not mentioned.	According to the payment history as of xx/XX/2021, the borrower has been current with the loan and the next payment is due for xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $2,887.08 which was applied for xx/XX/2021. The P&I is in the amount of $1,856.81 and PITI is in the amount of $2,887.08. The UPB reflected as per the payment history is in the amount of $xx.	xx:The present status of the loan is in performing and the next payment is due for xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $2,887.08 which was applied for xx/XX/2021. No records for bankruptcy and foreclosure have been found.
No repairs and damages have been found. No comments have been found stating the borrower’s income has been impacted by Covid.
The borrower xx has been working at xx as a xx for 15 years. xx:xx:xx	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Last Payment Received Date Loan Value: xx/XX/xxxx Tape Value: x/XX/xxxx |---| xx (Days) |----| Comment: Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Transmittal Summary reflects that “No Appraisal" and Appraisal waiver is not in loan documents."
* Intent to Proceed Missing  (Lvl 3)     "Intent to Proceed is missing from loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows that lost the appraisal waiver and we would need an appraisal to deliver loan, however team has not been able to have borrower agree to appraisal ; because loan purpose is Cash out Refinance."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate Lock Agreement is missing from loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
47407922	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,068.52	10/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$353.64	3.490%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	750	Not Applicable	21.515%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of updated title report dated xx/XX/2021 shows that the subject mortgage was originated on xx/XX/2021 and recorded on xx/XX/2021 for the amount of $xx in favor of xx.
The chain of assignment is complete.
No active judgments or liens have been found.
Annual county taxes of 2021 are due for xx/XX/2022 in the amount of $1,068.52.
No delinquent taxes have been found for the prior year.	Review of payment history reveals that the borrower is current with the loan. The next due date is xx/XX/2022. The last xx payment was received on xx/XX/2021 in the amount of $353.64 with an interest rate 3.490% which was applied for the due date xx/XX/2022. The current UPB is $xx.	xx:Loan current status is performing.
Review of payment history reveals that the borrower is current with the loan. The next due date is xx/XX/2022. The last xx payment was received on xx/XX/2021 in the amount of $353.64 with an interest rate 3.490% which was applied for the due date xx/XX/2022. The current UPB is $xx.
No foreclosure and bankruptcy evidence has been found.
No damage or repairs have been found in the latest servicing comments. xx:xx:xx	Not Applicable	Field: Last Payment Received Date Loan Value: xx/XX/xxxx Tape Value: x/XX/xxxx |---| xx (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Subject Property Type Loan Value: Manufactured Housing Tape Value: Mobile Home Variance: Variance %: Comment: The Appraisal dated xx/XX/xxxx reflects the subject property as a Manufactured Home. Mortgage notarized on xx/XX/xxxx contains a Manufactured rider. Tape Source: Initial Tape Type:	3: Curable	* Intent to Proceed Missing (Lvl 3) "Intent to Proceed is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3) "Per seller tape, loan had been determined that it does not qualify for FNMA/FHLMC (mobile Home) due to the appraisal. We had to move forward with closing, as approval was issued to the borrower."	* Property is Manufactured Housing (Lvl 2) "Home is affixed.
																																																																																								As per appraisal report located at “xx”, the subject property type is “Manufactured Housing”. Final title policy reflects ALTA 7 endorsement incorporated with it. Recorded mortgage has manufactured home rider located at “xx” with manufactured home I.D. No. (VIN#) “xx”. There is document of “Title Retirement Affidavit” located at “xx” recorded on 8/XX/2021 shows the mobile home has been permanently affixed to the land."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
3544891	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$451.50	09/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$609.86	3.625%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	Yes	663	Not Applicable	30.307%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the Updated title report dated xx/XX/2021 reflects that the subject mortgage was originated on xx/XX/2021 with the lender MERS as nominee for xx, in the amount of $xx, which was recorded on xx/XX/2021 Instrument#xx.
The chain of the assignment has been completed.
There is senior mortgage active against the subject property in the favor of xx, in the amount of $xx which was recorded on xx/XX/2019.
County 2nd half taxes for the year of 2021 are due on xx/XX/2021 in the amount of $451.50.
No prior year’s delinquent taxes have been found.	According to a review of the payment history as of xx/XX/2021, the borrower is currently performing with the loan and the next due date for the regular payment is xx/XX/2021. The last payment was received on xx/XX/2021 total in the amount of PITI $865.53 which includes P&I $609.86 with the rate of interest 3.625%, which was applied for the due date of xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.	xx:According to the review of the servicing comments, the Status of loan is currently performing. As per the payment history as of xx/XX/2021, the borrower is currently performing with the loan and the next due date for the regular payment is xx/XX/2021. The last payment was received on xx/XX/2021 total in the amount of PITI $865.53 which includes P&I $609.86 with the rate of interest 3.625%, which was applied for the due date of xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.
No comments have been found regarding reason for default.
The borrower xx has been working at xx by xx as xx for 4 years.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No damage pertaining to the subject property has been found. xx:xx:xx	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Post-Close DTI per xxxx Loan Value: xx.xxx% Tape Value: xx.xxx% |---| -x.xxx% |----| -x.xxxxx% Comment: The Final Application reflects the Post-Close DTI per xxxx as xx.xxx%. Tape Source: Initial Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Cash Out - Other   Tape Value: No Cash-Out   Variance:    Variance %:    Comment: Final application reflects purpose of refinance per application as cash-out-other.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-x   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Reason For Default (RFD) Date   Loan Value: Not Applicable   Tape Value: x/XX/xxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Manufactured Housing Tape Value: Mobile Home Variance: Variance %: Comment: Appraisal report reflects subjects property type as manufactured Housing. Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "Home is not affixed. Short form policy does not have ALTA 7 Endorsement. VIN# is not provided with the legal description of subject mortgage. Manufactured home rider in the file (xx) does not have MH terms. Affix affidavit not in file.."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Appraisal report date is 10/XX/2020 which is more than 120 days from Note date 4/XX/2021. However updated 1004D is missing from the loan document."
* Intent to Proceed Missing  (Lvl 3)     "Intent to proceed is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Per tape, Tape shows single wide manufactured home and cash out loans are not allowed on single wide. Transfer to owned portfolio."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed Qualified Mortgage Safe Harbor Test due to APR Charged 3.943% APR Threshold 3.830% Variance +0.113%. Subject loan is escrowed."
																																																																																								* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the Higher-Priced Mortgage Loan Test due to APR Charged 3.943% APR Threshold 3.830% Over by +0.113%. Subject loan is escrowed."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
80910483	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	09/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,634.12	2.875%	240	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	762	776	32.432%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2021 shows that the subject mortgage was originated on xx/XX/2020 and was recorded on xx/XX/2020 in the amount of $xx with lender is MERS as nominee for xx with Instr | Book/Page# xx.

No chain of assignment has been found.

Active liens and judgment has been found:

There is one UCC lien which was recorded on xx/XX/2020 in the amount of $0.00 in favor of xx with Instr | Book/Page# is xx.	As per the review of payment history as of xx/XX/2021, the borrower is current with the loan and the next due date for payment is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $1,634.12 which was applied for due date xx/XX/2021. The current P&I is in the amount of $1,634.12 and current PITI is in the amount of $2,429.19 with an interest rate of 2.875%. The current UPB reflected as per the payment history is in the amount of $xx.	xx:The loan is currently in performing. As per the review of payment history as of xx/XX/2021, the borrower is current with the loan and the next due date for payment is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $1,634.12 which was applied for due date xx/XX/2021. The current P&I is in the amount of $1,634.12 and current PITI is in the amount of $2,429.19 with an interest rate of 2.875%. The current UPB reflected as per the payment history is in the amount of $xx.

As per servicing comment unable to determine the reason for default. As per servicing comment the subject property has been occupied by the owner. The borrower's intention is to keep the property. No damage or repairs has been found. xx:xx:xx	Not Applicable	Appraisal (Incomplete)	Field: Original Standard LTV (OLTV) Loan Value: xx.xxx% Tape Value: xx.xxx% |---| -x.xxx% |----| -x.xxxxx% Comment: The original standard LTV(OLTV) is xx.xxx%. Tape Source: Initial Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: The post close dti per xxxx is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Change in Rate/Term   Tape Value: No Cash-Out   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Reason For Default (RFD) Date Loan Value: Not Applicable Tape Value: x/XX/xxxx Variance: Variance %: Comment: No rfd was found in comment. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Property Inspection Waiver is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 3)     "Intent to Proceed is missing from the loan documents."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Seller tape shows, PIW lost and solar lien discovered post close. Neither borrower will allow appraiser inside nor will he refinance."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
26325910	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$859.60	10/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$386.97	3.125%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	593	Not Applicable	25.157%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated xx/XX/2021 the subject mortgage was originated on xx/XX/2021 with lender xx on xx/XX/2021.
There are four credit card judgments in the favor of different plaintiff’s total in the amount of $4876.05 recorded on different dates.
Taxes for the year of 2021 have been paid on xx/XX/2021 and xx/XX/2021 in the amount of $859.6.	According to the payment history as of xx/XX/2021 the last payment date was unavailable and the next due date for payment is xx/XX/2021.The P&I is in the amount of $386.97 and PITI is in the amount of $520.59. The UPB reflected as per the payment history is in the amount of $xx.	xx:The loan is performing.xx for default is unavailable.
According to the payment history as of xx/XX/2021 the last payment date was unavailable and the next due date for payment is xx/XX/2021. The P&I is in the amount of $386.97 and PITI is in the amount of $520.59. The UPB reflected as per the payment history is in the amount of $xx.
No information has been found related to bankruptcy and foreclosure .No further information has been found.
No information has been found related to damage or repairs. xx:xx:xx	Not Applicable	Mortgage Insurance	Field: Last Payment Received Date Loan Value: xx/XX/xxxx Tape Value: x/XX/xxxx |---| xx (Days) |----| Comment: NA. Tape Source: Initial Tape Type:
Field: Mortgage Type   Loan Value: FHA   Tape Value: Conventional   Variance:    Variance %:    Comment: As per Note, CD & Final Application documents type is FHA.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: xx.xxx%   Variance %: xx.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Amount of Secondary Lien(s): $x.xx. Loan Amount: $xx. CLTV =xx.xx%.   Tape Source: Initial   Tape Type:
Field: Reason For Default (RFD) Date Loan Value: Unavailable Tape Value: x/XX/xxxx Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	3: Curable	* Intent to Proceed Missing (Lvl 3) "Intend to Proceed is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape reflects Minimum Down payment not met. Supporting document to validate the issue is missing from the loan documents."
																																																																																							* MI, FHA or MIC missing and required (Lvl 3) "Mortgage Insurance certificate is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
66351595	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,696.32	09/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$910.32	3.000%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	801	Not Applicable	25.309%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2021 with lender MERS as nominee for xx and recorded on xx/XX/2021 for the amount of $xx.
The chain of assignment has not been completed. No latest assignment has been found.
There are no active liens and judgments against the borrower.
Annual taxes for the year 2021 have been paid for the amount of $1696.32. No prior year tax delinquency has been found.	According to the payment history as of dated xx/XX/2021, the borrower is regular with the payment and the next due date is xx/XX/2021. The last payment was received on xx/XX/2021 for the amount of $1057.48xx. The monthly P&I is in the amount of $910.32 with an interest rate of 3.00%. The current UPB is reflected in PH for the amount of $xx.	xx:The current status of the loan is performing. According to the payment history as of dated xx/XX/2021, the borrower is regular with the payment and the next due date is xx/XX/2021. The last payment was received on xx/XX/2021 for the amount of $1057.48xx. The monthly P&I is in the amount of $910.32 with an interest rate of 3.00%. The current UPB is reflected in PH for the amount of $xx.
No comments have been found regarding the foreclosure and bankruptcy. The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. Also, no comments have been found regarding the income impacted due to covid-19. xx:xx:xx	Not Applicable	Mortgage Insurance Origination Appraisal	Field: Mortgage Type Loan Value: FHA Tape Value: Conventional |---| |----| Comment: Loan Mortgage type is FHA. Tape Source: Initial Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Amount of Secondary Lien(s): $x. Loan Amount: $xx. CLTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Reason For Default (RFD) Date Loan Value: Not Applicable Tape Value: x/XX/xxxx Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	3: Curable	* Intent to Proceed Missing (Lvl 3) "Intent to proceed is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Per tape, Appraisal expired two months prior to close."
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage Certificate is missing from the loan documents."
																																																																																							* Missing Appraisal (Lvl 3) "Appraisal report dated 11/XX/2020 located at xx, However appraisal report is less than 120 days from the closing date 5/XX/2021."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
55038050	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,577.36	10/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,599.77	3.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	727	Not Applicable	28.647%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of updated title report dated xx/XX/2021 shows that the subject mortgage was originated on xx/XX/2021 and recorded on xx/XX/2021 for the amount of $xx in favor of xx.
The chain of assignment is complete.
No active judgments or liens have been found.
2nd half county taxes of 2021 are due for xx/XX/2022 in the amount of $788.68.
No delinquent taxes have been found for the prior year.	Review of payment history as of xx/XX/2021 reveals that the borrower is current with the loan. The next due date is xx/XX/2021. The last xx payment was received on xx/XX/2021 in the amount of $1,599.77 with the interest rate of 3.125% which was applied for the due date of xx/XX/2021. The current UPB is $xx.	xx:Loan current status is performing.
Review of payment history as of xx/XX/2021 reveals that the borrower is current with the loan. The next due date is xx/XX/2021. The last xx payment was received on xx/XX/2021 in the amount of $1,599.77 with the interest rate of 3.125% which was applied for the due date of xx/XX/2021. The current UPB is $xx.
No foreclosure and bankruptcy evidence has been found.
No damage or repairs have been found in the latest servicing comments. xx:xx:xx	Not Applicable	Notice of Servicing Transfer	Field: Last Payment Received Date Loan Value: xx/XX/xxxx Tape Value: x/XX/xxxx |---| xx (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Original Appraised Value   Loan Value: $xxxxxx.xx   Tape Value: $xxxxxx.xx   Variance: $-xxxx.xx   Variance %: -x.xxxxx%   Comment: The Appraisal reflects the value effective value as $xx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: x.xxx% Variance %: x.xxxxx% Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. CLTV = xx.xxx%. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Per tape, the appraisal came back below sales price, and the parties renegotiated to $385k. The sales price team entered the appraisal price as $385k as well, instead of the actual price of $380k & LTV is actually 98.27%."
																																																																																							* Notice of Servicing Transfer missing or unexecuted (Lvl 3) "An executed copy of Notice of servicing transfer disclosure is missing from the loan file."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
60599876	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,885.30	10/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$925.23	2.125%	180	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	699	Not Applicable	47.972%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2021 and was recorded on xx/XX/2021, in the amount of xx.
The chain of assignment has been completed. Currently, the assignment is with MERS as nominee for xx which is recorded on xx/XX/2021.
No active judgments or liens have been found.
1st, 2nd and 3rd installment taxes of 2021 have been paid in the amount of $2147.48.

4th installment taxes of 2021 are due in the amount of $737.82.
No prior year delinquent taxes have been found.	According to the payment history as of xx/XX/2021, the borrower is current with the loan and the next payment is due for xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $1,266.15 which was applied for xx/XX/2021. The P&I is in the amount of $925.23 and PITI is in the amount of $1,266.15. The UPB reflected as per the payment history is in the amount of $xx.	xx:The present status of the loan is in performing and the next payment is due for xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $1,266.15 which was applied for xx/XX/2021. No records for bankruptcy and foreclosure have been found.
No repairs and damages have been found. No comments have been found stating the borrower’s income has been impacted by Covid.
The borrower xx has been working at xx as a xx for 15 years. xx:xx:xx	Not Applicable	Missing DU/GUS/AUS Missing or error on the Rate Lock	Field: Borrower #x Middle Name Loan Value:xx Tape Value: Arias |---| |----| Comment: Note dated x/XX/xx and signed at closing, reflects the borrower's middle Name as xx. Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Note dated x/XX/xx and signed at closing, reflects the Borrower's Last Name as xx.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xx (Days)   Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Borrower's monthly income is $x,xxx.xx after subject loan the proposed amount $x,xxx.xx and total non-housing Payments is $xxx.xx. Hence, the calculated DTI ratio is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Change in Rate/Term Tape Value: No Cash-Out Variance: Variance %: Comment: Final Application reflect Change in Rate/Term. The Borrower received no cash back at closing and paid off no liabilities. Tape Source: Initial Tape Type:	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 47.972%, the Borrower income was $3,337.65 and total expenses are in the amount of $1,601.15. AUS report is missing from the loan documents."	* ComplianceEase State Regulations Test Failed (Lvl 3) "This loan failed the New Jersey Mortgage Banker or Correspondent Mortgage Banker License prohibited fees test.

The below fees were included in the test:
Document Preparation Fee paid by Borrower: $200.00
Title Closing Protection Letter (CPL) paid by Borrower: $75.00
Title Upper Court Fee paid by Borrower:"
* Intent to Proceed Missing  (Lvl 3)     "Intent to proceed is missing from the loan documents."
* LE/CD Issue date test Fail (Lvl 3)     "This Loan Failed Revised Closing Disclosure Delivery waiting period Test due to Changes before consummation requiring a new waiting period. APR becomes inaccurate."
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "AUS report is missing from the loan document."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Per tape, Debt Ratio miscalculation as HOA was not calculated. AUS is missing from the loan file. Unable to rely on docs in file and unable to calc ATR"
																																																																																								* ComplianceEase TILA Test Failed (Lvl 2) "Finance charge disclosed on Final CD as $xx. Calculated Finance Charge $xx for an under disclosed amount of $2,153.40. Reason for Finance Charge under disclosure is unknown as the Fee Itemization and the Compliance Findings are missing. Subject loan is a refinance, originated on 3/XX/2021 and the SOL is 3 years."		Moderate	Pass	Fail	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
69432674	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,381.30	10/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,032.42	3.250%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	Not Applicable	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	737	Not Applicable	55.112%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2020 and was recorded on xx/XX/2020, in the amount of $xx with MERS as nominee for xx.

The chain of assignment has not been completed as no assignment has been found.

No active judgments or liens have been found.

1st county taxes of 2021-2022 have been paid in the amount of $3,795.91 on xx/XX/2021.

2nd county taxes of 2021-2022 are due in the amount of $3,573.14.

No prior year delinquent taxes have been found.	According to payment history as of xx/XX/2021, the borrower is current with the loan and the next due date for payment is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $2,919.68 which was applied for due date of xx/XX/2021. The current P&I is in the amount of $2,032.42 and current PITI is in the amount of $2,919.68 with the interest rate of 3.250%. The current UPB reflected as per the payment history is in the amount of $xx.	xx:According to servicing comments, the current status of the loan is performing.

According to payment history as of xx/XX/2021, the borrower is current with the loan and the next due date for payment is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $2,919.68 which was applied for due date xx/XX/2021. The current P&I is in the amount of $2,032.42 and current PITI is in the amount of $2,919.68 with an interest rate of 3.250%. The current UPB reflected as per the payment history is in the amount of $xx.

As per servicing comment unable to determine the reason for default.

No comment pertaining to the damage on the subject property has been observed.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found. xx:xx:xx	Not Applicable	Field: Last Payment Received Date Loan Value: xx/XX/xxxx Tape Value: x/XX/xxxx |---| xx (Days) |----| Comment: NA Tape Source: Initial Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Collateral value used for underwriting: $xx. Loan amount: $xx. LTV =xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: The borrowers income is $x,xxx.xx after Subject loan the proposed amount $x,xxx.xx and total non-housing payments is $xxx.xx hence, the calculated DTI ratio is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Change in Rate/Term   Tape Value: No Cash-Out   Variance:    Variance %:    Comment: As per the final application purpose of refinance is change in rate/term.   Tape Source: Initial   Tape Type:
																																																																																				Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Appraisal report reflects property type as PUD. Tape Source: Initial Tape Type:	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "The loan has a qualified mortgage DTI of 55.112%, the borrower’s income is $6,627.29 and the total expenses are in the amount of $3652.46. AUS report is missing from loan document."	* Document(s) Required by AUS Missing from Loan file (Lvl 3) "AUS is missing from loan document." * Intent to Proceed Missing (Lvl 3) "Intent to proceed is missing from loan document."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 55.112%. Tape shows BWR was not employed at closing. Unable to rely on docs in file and unable to calc ATR."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
89794208	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,448.98	10/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,138.99	2.750%	360	xx	xx	VA	Fixed	Refinance	xx	xx	Streamline Refinance	Yes	xx	xx	25.000%	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	778	785	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the Updated title report dated xx/XX/2021 reflects that the subject mortgage was originated on xx/XX/2020 with the lender MERS as nominee for xx in the amount of $xx, which was recorded on xx/XX/2020 Instrument #xx.
The chain of the assignment has been completed.
There is state tax lien active against the borrower in the favor of xx of Revenue in the amount of $2055.51 which was recorded on xx/XX/2020.
Combined 1st half taxes for the year of 2020 have been paid on xx/XX/2021 in the amount of $3224.49.
Combined 2nd half taxes for the year of 2020 have been paid on xx/XX/2021 in the amount of $3224.49.
No prior year’s delinquent taxes have been found.	According to a review of the payment history as of xx/XX/2021, the borrower is currently performing with the loan and the next due date for the regular payment is xx/XX/2021. The last payment was received on xx/XX/2021 total in the amount of PITI $1,822.68 which includes P&I $1,138.99 with the rate of interest 2.750%, which was applied for the due date of xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.	xx:xx of loan is currently performing. As per the payment history as of xx/XX/2021, the borrower is currently performing with the loan and the next due date for the regular payment is xx/XX/2021. The last payment was received on xx/XX/2021 total in the amount of PITI $1,822.68 which includes P&I $1,138.99 with the rate of interest 2.750%, which was applied for the due date of xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.
The loan was originated on xx/XX/2020. However, the required collection comments are missing from xx/XX/2020 to xx/XX/2021. xx review is not performed as latest collection comments are missing.
The borrower xx white has been working at xx as xx for 6 years.
Unable to determine the occupancy and current condition of property. xx:xx:xx	Not Applicable	Field: Loan Documentation Type Loan Value: Streamline Refinance Tape Value: Full Documentation |---| |----| Comment: Final application reflects loan documentation type as Streamline Refinance. Tape Source: Initial Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Note signed on x/XX/xxxx reflects the property address as xx.   Tape Source: Initial   Tape Type:
																																																																																				Field: Purpose of Refinance Per Application Loan Value: Lower rate or term Tape Value: No Cash-Out Variance: Variance %: Comment: Purpose of refinance per application as Limited Cash Out. Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Seller tape shows loan doesn't meet the 6 months seasoning which are required for VA IRRRL."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
895841	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,787.36	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$871.47	8.250%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	758	Not Applicable	35.863%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the Updated title report dated xx/XX/2021 reflects that the subject mortgage was originated on xx/XX/2021 with the lender xx, LP in the amount of $xx, which was recorded on xx/XX/2021 Instrument#xx.
The chain of the assignment has been completed.
No active liens and judgments have been found against the borrower and the property.
County 1st half taxes for the year of 2020/2021 have been paid on xx/XX/2021 in the amount of $1130.43.
County 2nd half taxes for the year of 2020/2021 have been paid on xx/XX/2021 in the amount of $893.69.
No prior year’s delinquent taxes have been found.	The loan was originated on xx/XX/2021. The next due date is xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.	xx:The status of loan is currently performing. The loan was originated on xx/XX/2021. The next due date is xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.
 The borrower xx has been working at xx as Owner for 2 years.
The loan was originated on xx/XX/2021. However, the required collection comments are missing from xx/XX/2021 . xx review is not performed as the latest collection comments are missing.
Unable to determine the occupancy and current condition of the property. xx:xx:xx	Not Applicable	Field: Age of Loan Loan Value: x Tape Value: x |---| -x |----| -xxx.xxxxx% Comment: Age of loan is x. Tape Source: Initial Tape Type:
Field: Borrower #x Middle Name   Loan Value: Not Applicable   Tape Value: Marcial   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Borrower First Name   Loan Value: xx  Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Note reflects last name as Marcial.   Tape Source: Initial   Tape Type:
Field: Escrow Account Indicator   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Final CD reflects escrow account.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Cash Out - Other Tape Value: No Cash-Out Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan failed Qualified Mortgage APR Threshold Test due to APR charged 8.654% APR Threshold 5.180% Over By +3.474%. QM disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed. Loan Fails Qualified Mortgage Lending Policy Points and Fees Test due to Fees charged $3,815.00 Fees threshold $3,331.60 Over By +$483.40. The below fees were included in the test: Points - Loan Discount Fee paid by Borrower: $2,320.00 Processing Fee paid by Borrower: $500.00 Underwriting Fee paid by Borrower: $995.00"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation in Charges That Cannot Increase test due to fee addition in Revised LE dated 9/XX/2021. Initial LE dated 8/XX/2021 does not reflect Point discount fee. Revised LE dated 9/XX/2021 reflects Point discount fee $2,320. COC dated 9/XX/2021 does not reflect or confirm the addition of fee in Revised LE dated 9/XX/2021."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan failed the GSE (Fannie Mae public guidelines) QM Points and Fees Test due to Fees Charged: $3,815.00 Fees Threshold: $3,331.60 Over by +$483.40.  The following fees were included in the test:   Points - Loan Discount Fee paid by Borrower: $2,320.00 Processing Fee paid by Borrower: $500.00 Underwriting Fee paid by Borrower: $995.00"
* LE/CD Issue date test Fail (Lvl 3) "Revised Loan Estimate Delivery Date Test due to loan estimated date 9/XX/2021 which is less than 3 business days from the consummation date 10/XX/2021."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed QM Safe Harbor Test due to APR Charged 8.654% APR Threshold 4.430% Over By +4.224%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
																																																																																								* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed Higher Priced Mortgage Test due to APR charged 8.654% APR Threshold 4.430% Over By 4.224%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
76041933	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,428.93	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$965.60	3.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	47.549%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2019 and was recorded on xx/XX/2019, in the amount of xx.
The chain of assignment has been completed. Currently, the assignment is with xx which is recorded on xx/XX/2019.
No active judgments or liens have been found.
1st and 2nd installment county taxes of 2020 have been due in the amount of $3428.93.
No prior year delinquent taxes have been found.	According to the payment history as of xx/XX/2021, the borrower has been delinquent for 22 months and the next payment is due for xx/XX/2019. The last payment received details have not been mentioned. The P&I is in the amount of $965.60 and PITI is in the amount of $965.60. The UPB reflected as per the payment history tape data is in the amount of $xx	xx:
The loan is currently in collections and the next payment is due for xx/XX/2019. The last payment received details have not been mentioned. The RFD is unable to be determined. No repairs and damages have been found. As per the comment dated xx/XX/2021, the borrower’s income was impacted by Covid. The FB plan was offered. No further details have been found. The borrower xx has been working at xx as a xx for 1 month. xx:xx:xx	Not Applicable	Credit Report Missing Dicsloures Missing or error on the Rate Lock	Field: Age of Loan Loan Value: x Tape Value: xx |---| -xx |----| -xx.xxxxx% Comment: Age of loan is x. Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Collections, >= xxx Days   Tape Value: Performing   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: Unavailable   Tape Value: xx.xxx%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Post-Close Housing Ratio per xxxx Loan Value: Unavailable Tape Value: xx.xxx% Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "An executed copy of Rate Lock Agreement is missing from the loan file."
* Missing Required Disclosures (Lvl 3) "An executed copy of Settlement Services Providers List (SSPL) disclosure is missing from the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at the DTI of 48% at origination. Tape shows the income was not documented. Unable to rely on docs in file and unable to calc ATR."
																																																																																								* Missing credit report (Lvl 2) "Credit Report is missing from the loan file"		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
29510472	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$394.54	10/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$764.39	4.250%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	632	Not Applicable	55.295%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2019 and was recorded on xx/XX/2019, in the amount of xx.
The chain of assignment has been completed. Currently, the assignment is with xx which is recorded on xx/XX/2019.
No active judgments or liens have been found.
Annual county taxes of 2020 have been paid in the amount of $394.54.
No prior year delinquent taxes have been found.	According to the payment history as of xx/XX/2021, the borrower is current with the loan and the next payment is due for xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $1,112.80 which was applied for xx/XX/2021. The P&I is in the amount of $764.39 and PITI is in the amount of $1,112.80. The UPB reflected as per the payment history tape data is in the amount of $xx.	xx:The present status of the loan is in performing and the xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $1,112.80 which was applied for xx/XX/2021. The RFD is unable to be determined. No repairs and damages have been found. No comments have been found stating the borrower’s income has been impacted by Covid. The borrower xx has been working at xx- xx as an xx for 1 year. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral value used for underwriting: $xx. Loan amount: $xx. CLTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral value used for underwriting: $xx. Loan amount: $xx. LTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: x.xxx% Variance %: x.xxxxx% Comment: The borrower's monthly income is $x,xxx.xx after subject loan the proposed amount $x,xxx.xx and total non-housing payments is $x,xxx.xx. hence, the calculated DTI ratio is xx.xxx%. Tape Source: Initial Tape Type:	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 55.295%, the Borrower income was $4,728.00 and total expenses are in the amount of $2,614.33 and the loan was underwritten by DU (xx) and its recommendation is “Refer/Eligible” with a DTI of 55.30%."	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "TRID Violation in Charges That Cannot Increase test due to fee addition in Initial CD dated 12/XX/2019. Initial LE dated 11/XX/2019 does not reflect Point discount Fee. Initial Closing disclosure dated 12/XX/2019 Point discount Fee at $233.07. Valid COC dated 12/XX/2019 is missing from loan documents."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from loan documents."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Loan failed the Qualified Mortgage Safe Harbor Threshold due to APR Charged 5.423% APR Threshold 5.320% over by +0.103%. Subject loan is escrowed."
																																																																																								* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan fails Compliance Ease Higher priced mortgage loan test. APR Calculated 5.423% APR Threshold 5.320% over by +0.103%. Missing Higher Priced Mortgage Loan Disclosure signed by Borrower. Subject loan is escrowed."	* ComplianceEase Exceptions Test Failed (Lvl 1) "TRID Violation in Charges That Cannot Increase test due to fee addition in Initial CD dated 12/XX/2019. Initial LE dated 11/XX/2019 does not reflect Point discount Fee. Initial Closing disclosure dated 12/XX/2019 Point discount Fee at $233.07. Valid COC dated 12/XX/2019 is missing from loan documents."	Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
24070740	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,906.17	10/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,649.12	3.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	44.875%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Updated title dated xx/XX/2021 shows that subject mortgage was originated on xx/XX/2020 in the amount of $xx which was recorded on xx/XX/2020. No assignment of mortgage was found.
No active judgments or liens have been found. Property taxes of 2021-22 are paid on xx/XX/2021.	Payment history as of xx/XX/2021 shows that loan is performing and the next payment is due for xx/XX/2021. Last payment was made on xx/XX/2021 in the amount of $2340.18. Current UPB is $xx and rate of interest is 3.5%.	xx:Loan is performing and the next payment is due for xx/XX/2021. As per PH, the last payment was applied on xx/XX/2021 in the amount of $2340.18. No evidence of Covid impact has been found. No damage or repair information has been found. No FC action has been noted. Current occupancy is unable to be confirmed from the comments. xx:xx:xx	Not Applicable	Credit Report Missing Dicsloures	Field: Age of Loan Loan Value: xx Tape Value: xx |---| -x |----| -xx.xxxxx% Comment: Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: xx/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xx (Days)   Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: MI Coverage Amount   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: MI certificate reflects coverage amount as xx.xx%.   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xxx (Days)   Variance %:    Comment: Appraisal document reflects Appraisal date as x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -xx.xxx%   Variance %: -xx.xxxxx%   Comment: Borrower income was $x,xxx.xx and Total expenses are in the amount of $x,xxx.xx hence calculated DTI as per xxxx is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Final Application document shows that property address is "xx". Tape Source: Initial Tape Type:	3: Curable	* Homeownership Counselling Disclosure is missing. (Lvl 3) "Homeownership Counseling Disclosure is missing from the loan documents."
* Missing Required Disclosures (Lvl 3) "List of Service Providers is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approve/eligible at 45%. Tape shows defect that there was an incorrect SSN on the 1003. No further details provided. Unable to rely on docs in file and unable to calc ATR."
* Missing credit report (Lvl 2)     "Credit Report is missing from the loan file."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.875% as the borrower’s income is $9,170.58 and total expenses are in the amount of $4,115.32 per AUS/DU (Locator# xx) and its recommendation is "Approve/Eligible" with a DTI of 44.875%."		Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
6561522	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,898.79	09/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,194.89	2.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	761	725	18.865%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2021 with lender MERS as nominee for xx and recorded on xx/XX/2021 for the amount of $xx.
The chain of assignment has not been completed. No latest assignment has been found.
There is credit card judgment recorded on xx/XX/2012 for the amount of $8058.76 in the favor of xx.
Annual taxes for the year 2020-2021 have been paid for the amount of $4898.79. No prior year tax delinquency has been found.	According to payment history as of dated xx/XX/2021, the borrower is regular with the payment and the next due date is xx/XX/2021. The last payment was received on xx/XX/2021 for the amount of $2000.00xx. The monthly P&I is in the amount of $1194.89 with an interest rate of 2.875%. The current UPB is reflected in PH for the amount of $xx.	xx:The current status of the loan is performing. According to payment history as of dated xx/XX/2021, the borrower is regular with the payment and the next due date is xx/XX/2021. The last payment was received on xx/XX/2021 for the amount of $2000.00xx. The monthly P&I is in the amount of $1194.89 with an interest rate of 2.875%. The current UPB is reflected in PH for the amount of $xx.
No comments have been found regarding the foreclosure and bankruptcy. The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. Also, no comments have been found regarding the income impacted due to covid-19. xx:xx:xx	Not Applicable	Initial 1003_Application	Field: Age of Loan Loan Value: x Tape Value: x |---| -x |----| -xx.xxxxx% Comment: NA. Tape Source: Initial Tape Type:
Field: MI Company   Loan Value: xx   Tape Value: Other   Variance:    Variance %:    Comment: MI certificate reflects MI company as xx.   Tape Source: Initial   Tape Type:
Field: MI Coverage Amount   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: MI certificate reflects MI coverage amount as xx%.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: x.xxx% Variance %: x.xxxxx% Comment: The borrower’s total monthly income is $x,xxx.xx after subject loan the proposed amount $x,xxx.xx and total non-housing payments is $xxx.xx hence the calculated DTI ratio is xx.xxx%. Tape Source: Initial Tape Type:	3: Curable	* Intent to Proceed Missing (Lvl 3) "Signed intent to proceed is missing from the loan documents."
* LE/CD Issue date test Fail (Lvl 3)     "Loan fails Initial closing disclosure delivery date test”. Initial closing disclosure dated 06/XX/2021 is not signed by the borrower, document tracker is also missing for this disclosure. The initial closing disclosure receipt date provided is 06/XX/2021 and the consummation date is 06/XX/2021 initial closing disclosure receipt date is less than three business days from the consummation date."
* Loan does not conform to program guidelines (Lvl 3)     "Per tape data seller defect there is an issue where the program does not allow the purchase price to exceed the appraised value."
* Missing Initial 1003_Application (Lvl 3)     "Loan originator signed initial application (1003) is missing from the loan documents."
																																																																																							* Settlement date is different from note date (Lvl 3) "Final closing disclosure reflects closing date as 06/XX/2021. Borrower's signature date on the mortgage/deed of trust is 06/XX/2021. Note date is 06/XX/2021."			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
84719613	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,725.56	09/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,479.47	2.500%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	37.635%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2021 and was recorded on xx/XX/2021, in the amount of xx.
The chain of assignment has been completed. Currently, the assignment is with MERS as nominee for xx which is recorded on xx/XX/2021.
No active judgments or liens have been found.
Annual combined taxes of 2020 have been paid in the amount of $784.62.
Annual combined taxes of 2021 have been due in the amount of $4725.56.
No prior year delinquent taxes have been found.	According to the payment history as of xx/XX/2021, the borrower is current with the loan and the next payment is due for xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $2,180.39 which was applied for xx/XX/2021. The P&I is in the amount of $1,479.47 and PITI is in the amount of $2,180.39. The UPB reflected as per the payment history is in the amount of $xx.	xx:
The present status of the loan is in performing and the next payment is due for xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $2,180.39 which was applied for xx/XX/2021.
The RFD is unable to be determined. No repairs and damages have been found. No comments have been found stating the borrower’s income has been impacted by Covid.
The borrower xx has been working at xx as a xx for 7 years 3 months. xx:xx:xx	Not Applicable	Credit Report Mortgage Insurance	Field: Age of Loan Loan Value: x Tape Value: x |---| -x |----| -xx.xxxxx% Comment: As per note document age of loan is x. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xx (Days)   Variance %:    Comment: According to the payment history as of xx/XX/xxxx, the borrower is current with the loan and the next payment is due for xx/XX/xxxx. The last payment was received on x/XX/xxxx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: x.xxx% Variance %: x.xxxxx% Comment: Collateral value used for underwriting: $xx. Loan amount: $xx. LTV =xx.xxx%. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Closing Disclosure dated 01/XX/2021 does not reflect a signature and the document tracking disclosure was not located. Three day mail method for delivery and receipt was used and loan is failing for timing of this TRID. Document tracker is required to ensure timing and clear timing fail."
* Loan does not conform to program guidelines (Lvl 3)     "Per seller tape, there is a technical glitch due to which appraiser has refused to correct the XML copy and FHA won’t insure. Elevated for client review."
																																																																																							* MI, FHA or MIC missing and required (Lvl 3) "MI Certificate is missing from loan document."	* Missing credit report (Lvl 2) "Credit Report is missing from the loan file"		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
4664017	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,794.94	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$673.57	3.500%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	600	Not Applicable	30.281%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2021 and was recorded on xx/XX/2021, in the amount of xx.
The chain of assignment has been completed. Currently, the assignment is with MERS as nominee for xx which is recorded on xx/XX/2021.
No active judgments or liens have been found.
Annual installment taxes of 2020 have been paid.
Annual installment taxes of 2021 have been due in the amount of $3784.94.
No prior year delinquent taxes have been found.	According to the tape of the payment history as of xx/XX/2021, the borrower is current with the loan and the next payment is due for xx/XX/2021. The last payment received details have not been mentioned. The P&I is in the amount of $673.57 and PITI is in the amount of $673.57. The UPB reflected as per the payment history is in the amount of $xx.	xx:The present status of the loan is in performing and the next payment is due for xx/XX/2021. The last payment received details have not been mentioned. The P&I is in the amount of $673.57 and PITI is in the amount of $673.57.
The RFD is unable to be determined. No repairs and damages have been found. The collection comments are missing. Therefore COVID review has not been performed. The comments are missing from xx/XX/2021 to xx/XX/2021.
The borrower xx has been working at xx as a xx for 4 years. xx:xx:xx	Not Applicable	Appraisal (Incomplete)	Field: Age of Loan Loan Value: x Tape Value: x |---| -x |----| -xx.xxxxx% Comment: As per Tape data ,age of loan is x.However it reflects x. Tape Source: Initial Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: As per Tape data ,Post Close DTI is xx.xxxx%.However Final Application documents reflects as xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Post-Close Housing Ratio per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: NA   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-x Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Appraisal report is missing from loan documents. However, FMV is located at - xx. Subject property is located at xx state."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Seller tape reflects that subject property lost AUS approval after doing a 50A6 with a PIW-Post close appraisal came in at $xx."	* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TILA foreclosure rescission finance charge test due to disclosed on Final CD is $xx. Calculated Finance Charge is $xx. The test fails for an under disclosed amount of -$36.95. Subject loan is a refinance, originated on xx/2021 and the SOL is 3 years."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
63308386	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$4,900.65	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,388.96	3.625%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	666	635	52.242%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of updated title report dated xx/XX/2021 shows that the subject mortgage was originated on xx/XX/2021 and recorded on xx/XX/2021 for the amount of $xx in favor of xx.
The chain of assignment is complete.
There is one senior UCC mortgage active against the subject property in the amount of $0.0 held by xx which was recorded on xx/XX/2020.
2nd half combined taxes of 2021 are due for xx/XX/2022 in the amount of $2,450.32.
No delinquent taxes have been found for the prior year.	Review of payment history tape data provided as of xx/XX/2021 reveals that the borrower is current with the loan. The next due date is xx/XX/2021. The current P&I is $2,388.96 and the interest rate is 3.625%. The current UPB is $xx.	xx:Loan current status is performing.
Review of payment history tape data provided as of xx/XX/2021 reveals that the borrower is current with the loan. The next due date is xx/XX/2021. The current P&I is $2,388.96 and the interest rate is 3.625%. The current UPB is $xx.
The loan was originated on xx/XX/2021 with the first payment due date xx/XX/2021. The required payment history is missing from xx/XX/2021 to xx/XX/2021.
No foreclosure and bankruptcy evidence has been found in loan file.
Unable to confirm current condition & occupancy status of the property. Covid-19 review is not performed in the loan as the collection comments are missing. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: x Tape Value: x |---| -x |----| -xx.xxxxx% Comment: As per Tape data, age of loan is x. However it reflects x. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Amount of Secondary Lien(s): $x. Loan Amount: $xx. CLTV =xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. CLTV =xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx  Variance:    Variance %:    Comment: Property Address Street xx.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: x Family Tape Value: Single Family Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that increase test. Loan estimate dated 04/XX/2021 reflect Appraisal Fee at $650. However, Final CD dated 08/XX/2021 reflects Appraisal Fee at $750.00. This is an increase in fee of $100.00 for charges that cannot increase.

Loan failed charges that increase test. Loan estimate dated 04/XX/2021 reflect Credit Report Fee at $150.00. However, Final CD dated 08/XX/2021 reflects Credit Report Fee at $187.00. This is an increase in fee of $37.00 for charges that cannot increase.

Loan failed charges that increase test. Loan estimate dated 04/XX/2021 does not reflect Points - Loan Discount Fee at $550. However, Final CD dated 08/XX/2021 reflects Points - Loan Discount Fee at $5,238.00. This is an increase in fee of +$5,238.00 for charges that cannot increase."
* Loan does not conform to program guidelines (Lvl 3)     "Per tape, the subject property is a single unit with an accessory unit, and it was underwritten using two unit county loan limit - Exceed loan limit amount. No further details have been found."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock is missing from the loan documents."
																																																																																							* Missing Required Disclosures (Lvl 3) "Your Home loan Toolkit is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 52.79% the Borrower income was $xx and total expenses are in the amount of $6146.82 and the loan was underwritten by AUS/DU (xx) and its recommendation is “Approve/Eligible” with a DTI of 52.79%."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
63614686	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,149.40	09/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$861.05	3.000%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	644	Not Applicable	37.003%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2021 shows that the subject mortgage was originated in the amount of $xx on xx/XX/2021 with the lender MERS as nominee for xx which was recorded on xx/XX/2021.
The chain of the assignment has not been found.
No active judgments or liens have been found.
Taxes of 2021 are due in the amount of $1,074.70.
Taxes of 2020/2021 have been paid in the amount of $1,190.55.	According to the payment history as of xx/XX/2021, the borrower is current with the loan and the last payment was received on xx/XX/2021 which was applied for xx/XX/2021 and the next due date for the payment is xx/XX/2021. The P&I is in the amount of $861.05 and PITI is in the amount of $1,266.15. The UPB reflected is in the amount of $xx.	xx:As per the review of the servicing comments, currently, the loan is in performing and the borrower is current with the loan and the last payment was received on xx/XX/2021 which was applied for xx/XX/2021 and the next due date for the payment is xx/XX/2021. The P&I is in the amount of $861.05 and PITI is in the amount of $1,266.15. The UPB reflected is in the amount of $xx.
The reason for default is unable to be determined.
No comments have been found regarding foreclosure in the latest servicing comments.
No comments have been found regarding bankruptcy in the latest servicing comments.
The subject property has been occupied by the owner. Recent servicing comments do not provide information related to the damage on the subject property. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Borrower #x Middle Name Loan Value: xx Tape Value: xx|---| |----| Comment: The Note dated x/XX/xxxx and signed at closing, reflects the Borrowers Middle Name as xx. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Amount of Secondary Lien(s): $x.xx Loan Amount: $xx. CLTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. CLTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: x.xxx% Variance %: x.xxxxx% Comment: The Final Application reflects the Post-Close DTI per xxxx as xx.xxx%. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows 30 days of paystubs were not documented and may have had an impact on FHA approval."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock document is missing from the loan documents."
																																																																																							* Revised Loan Estimate is missing (Lvl 3) "Revised loan estimate is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
35619352	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,793.03	10/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,125.45	2.875%	360	xx	xx	FHA	Fixed	Refinance	xx	xx	Streamline Refinance	No	xx	xx	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	742	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2021 shows that the subject mortgage was originated in the amount of $xx on xx/XX/2021 with the lender MERS as nominee for xx, which was recorded on xx/XX/2021.
The chain of the assignment has not been found.
No active judgments or liens have been found.
There is one prior mortgage in favor of the xx in the amount of $4,750.00 which was recorded on xx/XX/2020. As per xx located at “xx”, the prior mortgage was subordinated with the subject mortgage.
Taxes of 2021 are due in the amount of $3,793.03.	According to the payment history as of xx/XX/2021, the borrower is current with the loan and the last payment was received on xx/XX/2021 which was applied for xx/XX/2021 and the next due date for the payment is xx/XX/2021. The P&I is in the amount of $1,125.45 and PITI is in the amount of $1,524.04. The UPB reflected is in the amount of $xx.	xx:As per the review of the servicing comments, the loan is in performing and the borrower is current with the loan and the last payment was received on xx/XX/2021 which was applied for xx/XX/2021 and the next due date for the payment is xx/XX/2021. The P&I is in the amount of $1,125.45 and PITI is in the amount of $1,524.04. The UPB reflected is in the amount of $xx.
The reason for default is unable to be determined.
No comments have been found regarding foreclosure in the latest servicing comments.
No comments have been found regarding bankruptcy in the latest servicing comments.
The subject property has been occupied by the owner. xx:xx:xx	Not Applicable	Mortgage Insurance	Field: Age of Loan Loan Value: x Tape Value: x |---| -x |----| -xx.xxxxx% Comment: NA Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Amount of Secondary Lien(s): $x.xx Loan Amount: $xx. CLTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -x (Days)   Variance %:    Comment: Note reflects original note document date as x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. CLTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-x Line xxx)   Loan Value: Not Applicable   Tape Value: $xxxxxx.xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: xxx Tape Value: xxxx Variance: -xxx Variance %: -xx.xxxxx% Comment: Note reflects stated remaining term as xxx. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "This loan failed the lender credit that cannot decrease test. Missing valid COC for a Non-specific Lender Credit decreased in the amount of $54.25 on final CD dated 07/XX/2021."
* Loan does not conform to program guidelines (Lvl 3)     "The provided Seller’s tape is showing an alert that the subject loan is a FHA and uninsurable since the FHA Case number was cancelled prior to the closing and the HUD will not reinstate the Case#."
																																																																																							* MI, FHA or MIC missing and required (Lvl 3) "FHA MI Certificate is missing from the loan file."			Moderate	Pass	Pass	Pass	Not Covered	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
3892430	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,174.39	10/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,286.72	2.625%	180	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	808	Not Applicable	52.133%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2020 and was recorded on xx/XX/2020, in the amount of xx.
The chain of assignment has been completed. Currently, the assignment is with MERS as nominee for xx which is recorded on xx/XX/2020.
No active judgments or liens have been found.
1st and 2nd installment county taxes of 2021 have been paid in the amount of $1088.73.
3rd and 4th installment county taxes of 2021 are due in the amount of $1085.66.
No prior year delinquent taxes have been found.	According to the payment history as of xx/XX/2021, the borrower is current with the loan and the next payment is due for xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $1,528.54 which was applied for xx/XX/2021. The P&I is in the amount of $1,286.72 and PITI is in the amount of $1,528.54. The UPB reflected as per the payment history is in the amount of $xx.	xx:The present status of the loan is in performing and the next payment is due for xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $1,528.54 which was applied for xx/XX/2021. The RFD is unable to be determined. No repairs and damages have been found. No comments have been found stating the borrower’s income has been impacted by Covid.
The borrower xx has been working at xx as a xx for 10 years 4 months. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: xx Tape Value: xx |---| -x |----| -xx.xxxxx% Comment: Age of loan is xx. Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Change in Rate/Term   Tape Value: No Cash-Out   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: The PUD rider is available from the mortgage. So, the property type is PUD. Tape Source: Initial Tape Type:	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 52.133% as the Borrower’s income is $3,285.62and total expenses are in the amount of $1,712.90 and the loan was underwritten by AUS/LP (Locator#xx) & its recommendation is “Accept/Eligible” and DTI is showing in it as 48%. Tape shows defect on income miscalculation invalidating AUS and actual DTI over 52%."	* ComplianceEase Exceptions Test Failed (Lvl 3) "1. This loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

2. This loan failed the closing or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date)."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan failed the charges that cannot increase test. Missing valid COC for a total fee increased of $267.80 on final CD dated 10/XX/2020. There is a total fee increased of $267.80 for a Non-Shoppable Fee which exceeded the 0% tolerance for Non-Shoppable Fees."
* Missing or error on the Rate Lock Document (Lvl 3) "An executed copy of Rate Lock Agreement is missing from the loan file."	* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the revised closing disclosure delivery date test (no waiting period required). The revised closing disclosure delivery does not require a new waiting period and the revised closing disclosure receipt date is provided and the revised closing disclosure receipt date is after the consummation date, or closing / settlement date if no consummation date is provided, of the transaction. Subject loan is a refinance, originated on xx/2020 and the SOL is 3 years."
																																																																																								* ROR Transaction date not consistent with Note and/or HUD (Lvl 2) "Provided ROR/NRTC is showing a transaction date as 10/XX/2020; however, the Note / Settlement date is mentioned as 10/XX/2020."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
68905448	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$454.37	10/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$409.50	2.875%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	Not Applicable	xx	Primary	Yes	Yes	No	750	Not Applicable	25.856%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2021 shows that the subject mortgage was originated in the amount of $xx on xx/XX/2021 with the lender MERS as nominee for xx which was recorded on xx/XX/2021.
The chain of the assignment has not been found.
No active judgments or liens have been found.
Taxes of 2021 have been paid in the amount of $454.37.
Taxes of 2021 are due in the amount of $454.36.	According to the payment history as of xx/XX/2021, the borrower is current with the loan and the last payment was received on xx/XX/2021 which was applied for xx/XX/2021 and the next due date for the payment is xx/XX/2021. The P&I is in the amount of $409.50 and PITI is in the amount of $715.94. The UPB reflected is in the amount of $xx.	xx:As per the review of the servicing comments, the loan is in performing and the borrower is current with the loan and the last payment was received on xx/XX/2021 which was applied for xx/XX/2021 and the next due date for the payment is xx/XX/2021. The P&I is in the amount of $409.50 and PITI is in the amount of $715.94. The UPB reflected is in the amount of $xx.
The reason for default is unable to be determined.
No comments have been found regarding foreclosure in the latest servicing comments.
No comments have been found regarding bankruptcy in the latest servicing comments.
The subject property has been occupied by the owner. xx:xx:xx	Not Applicable	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: N/A. Tape Source: Initial Tape Type:
Field: Original Appraised Value   Loan Value: $xxxxxx.xx   Tape Value: $xxxxxx.xx   Variance: $xxxxx.xx   Variance %: xx.xxxxx%   Comment: Not only Appraisal is missing in loan documents but also PIW. Appraised value of property is taken from Transmittal Summary, its shows that xxx,xxx.xx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -xx.xxx%   Variance %: -xx.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. CLTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -xx.xxx%   Variance %: -xx.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. LTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Borrower income was $x,xxx.xx and Non Housing Payments are in the amount of $xxx.xx hence calculated Housing Ratio as per xxxx is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Post-Close Housing Ratio per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Borrower income was $x,xxx.xx and Present primary expenses are in the amount of $x,xxx.xx hence calculated Housing Ratio as per xxxx is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx  Tape Value: xx   Variance:    Variance %:    Comment: Note reflects the property address xx.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Limited Cash Out (GSE definition) Tape Value: Change in Rate/Term Variance: Variance %: Comment: Transmittal Summary shows purpose of refinance is Limited Cash Out. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "This loan has failed Charges That In Total Cannot Increase More Than 10% Test.
Comparable Fee Amount is $410.00 and Final Fee Amount is $1,105.00, the difference is of $695.00, which is greater than 10%."
* Loan does not conform to program guidelines (Lvl 3) "Seller tape shows defect as "There was an error with the address that was corrected post close. The error caused us to lose our appraisal waiver. Appraisal that was ordered post close caused value to be outside of conforming guidelines. LTV is 98.700.""	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan has failed Reimbursement Amount Validation Test and Consummation or Reimbursement Date Validation Test."
																																																																																								* ComplianceEase TILA Test Failed (Lvl 2) "This Loan failed the TILA foreclosure rescission finance Charge test. Finance charge disclosed on Final CD as $xx. Calculated Finance Charge $xx for an under disclosed amount of -$642.25. Subject loan is a refinance, originated on 8/XX/2021 and the SOL is 3 years."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
81240705	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$936.33	10/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$869.60	3.375%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	744	Not Applicable	25.438%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2020 and was recorded on xx/XX/2020, in the amount of xx.
The chain of assignment has been completed. Currently, the assignment is with MERS as nominee for xx which is recorded on xx/XX/2020
No active judgments or liens have been found.
1st and 2nd installment county taxes of 2021 have been paid in the amount of $936.33.
No prior year delinquent taxes have been found.	According to the payment history as of xx/XX/2021, the borrower is current with the loan and the next payment is due for xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $1036.19 which was applied for xx/XX/2021. The P&I is in the amount of $869.60 and PITI is in the amount of $1036.19. The UPB reflected as per the payment history is in the amount of $xx	xx:The present status of the loan is in performing and the next payment is due for xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $1036.19 which was applied for xx/XX/2021. The RFD is unable to be determined. No repairs and damages have been found. The collection comments are missing. Therefore COVID review has not been performed.
The borrower xx has been working at xx as an xx for 3 months. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: MI Company Loan Value: xx Tape Value: Other |---| |----| Comment: MI Company Name is xx. Tape Source: Initial Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: MI Company name is xx.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx  Tape Value: xx Variance:    Variance %:    Comment: Property address street is xx.   Tape Source: Initial   Tape Type:
																																																																																				Field: Purpose of Refinance Per Application Loan Value: Lower rate or term Tape Value: No Cash-Out Variance: Variance %: Comment: "Final Application and Final DU reflect Lower Rate/Term. The Borrower(s) received no cash back at closing and paid off no liabilities. " Tape Source: Initial Tape Type:	4: Unacceptable	* Property Type unacceptable under guidelines (Lvl 4) "Tape shows FNMA rejected appraisal of studio apartment, zero bedroom. Appraiser made adjustments and comments but it was still rejected."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
96897974	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,671.14	10/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,392.66	3.250%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	777	Not Applicable	48.970%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2021 shows that the subject mortgage was originated in the amount of $xx on xx/XX/2020 with the lender MERS as nominee for xx which was recorded on xx/XX/2020.
The chain of the assignment has not been found.
There is a junior mortgage in the favor of xx  in the amount of $xx which was recorded on xx/XX/2020.
There is a UCC lien in the favor of xx which was recorded on xx/XX/2021. However, the amount is unavailable.
Taxes of 2021 are due in the amount of $4,671.14.	According to the payment history as of xx/XX/2021, the borrower is current with the loan and the last payment was received on xx/XX/2021 which was applied for xx/XX/2021 and the next due date for the payment is xx/XX/2021. The P&I is in the amount of $1,392.66 and PITI is in the amount of $1,872.01. The UPB reflected is in the amount of $xx.	xx:Currently, the loan is in collection and the borrower is current with the loan and the last payment was received on xx/XX/2021 which was applied for xx/XX/2021 and the next due date for the payment is xx/XX/2021. The P&I is in the amount of $1,392.66 and PITI is in the amount of $1,872.01. The UPB reflected is in the amount of $xx.
The reason for default is unable to be determined.
The collection comments are missing. Therefore COVID review has not been performed. xx:xx:xx	Not Applicable	Appraisal (Incomplete) HUD-1 Closing Statement	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: N.A Tape Source: Initial Tape Type:
Field: Post-Close DTI per xxxx Loan Value: Unavailable Tape Value: xx.xxx% Variance: Variance %: Comment: U/A Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Provided 1008 (xx) is showing that the loan doesn't require Appraisal but the copy of PIW for the subject property is missing from the loan file."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan failed the lender credit that cannot decrease test. Missing valid COC for a Non-specific Lender Credit decreased in the amount of $89.00 on the provided CD dated 06/XX/2020."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "An executed copy of final CD is missing from the loan file; however, the points and fees were considered from the provided copy of PCCD."
* Loan does not conform to program guidelines (Lvl 3) "Tape shows 2nd lien was closed before subject loan but recorded after subject loan. Subject remains in 1st position."	* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TILA foreclosure rescission finance charge test. The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate for purposes of rescission because it is understated by more than $35. Subject loan is a refinance, originated on 6/XX/2020 and the SOL is 3 years."
																																																																																								* Settlement date is different from note date (Lvl 2) "The settlement date is mentioned in the PCCCD as 10/XX/2020 but the original Note date as 10/XX/2020."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
51153619	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$905.95	10/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$871.74	3.125%	360	xx	xx	FHA	Fixed	Cash Out	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	640	Not Applicable	45.672%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2020 with lender xx, A xx for the amount of $xx.
The chain of assignment has not been completed. No latest assignment has been found.
There are no active liens and judgments found against the borrower. xx taxes for the year 2021 have been paid in the amount of $905.95. No prior year tax delinquency has been found.	According to the payment history as of dated xx/XX/2021, the borrower is regular with the payment and the next due date is xx/XX/2021. The last payment was received on xx/XX/2021 for the amount of $1075.69xx. The monthly P&I is in the amount of $871.74 with an interest rate of 3.125%. The current UPB is reflected in PH for the amount of $xx.	xx:The current status of the loan is performing. According to the payment history as of dated xx/XX/2021, the borrower is regular with the payment and the next due date is xx/XX/2021. The last payment was received on xx/XX/2021 for the amount of $1075.69xx. The monthly P&I is in the amount of $871.74 with an interest rate of 3.125%. The current UPB is reflected in PH for the amount of $xx.
No evidences have been found regarding the foreclosure and bankruptcy as the latest CH is missing. The occupancy is unable to be determined. Also, no evidence has been found regarding the income impacted due to covid-19. xx:xx:xx	Not Applicable	Mortgage Insurance	Field: Borrower Last Name Loan Value: xx Tape Value: xx|---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: x (Days)   Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xxx   Tape Value: xx   Variance: xxx   Variance %: xxxx.xxxxx%   Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: $xxxxxx.xx   Tape Value: $xxxxxx.xx   Variance: $-xxxxx.xx   Variance %: -xx.xxxxx%   Comment: NA   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: xx.xxx%   Variance %: xx.xxxxx%   Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xxx (Days)   Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: xx.xxx%   Variance %: xx.xxxxx%   Comment: NA   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: NA   Tape Source: Initial   Tape Type:
Field: Post-Close Housing Ratio per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: NA   Tape Source: Initial   Tape Type:
Field: Property City   Loan Value: Duluth   Tape Value: GA   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-x Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "1. This loan has points and fees that exceed the points and fees threshold. The loan amount is less than $xx but at least $xx, and the transaction's total points and fees is $9,233.95, which exceeds 5 percent of the total loan amount of $xx.

2. This loan failed the revised loan estimate delivery date test (prior to consummation) since the revised loan estimate delivery date (11/XX/2019) is on or after the initial closing disclosure delivery date (11/XX/2019).

3. This loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

4. This loan failed the closing or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date).

5. This loan failed the TRID initial loan estimate date and initial closing disclosure date validation test. This loan contains an initial closing disclosure receipt date (or initial closing disclosure delivery date if receipt date was not provided) that is on or before any loan estimate delivery date."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan failed the charges that in total cannot increase more than 10% test. Missing valid COC for a total fees increased of $7.40 on final CD dated 01/XX/2020.
Provided final CD reflects the cumulative Fees in B section increased of 10.434% with the amount of $7.40 in Creditor's Providers Fees which exceeded the 10% tolerance for Creditor's Providers fees and a valid COC is required."
* Loan does not conform to program guidelines (Lvl 3)     "The provided Seller’s tape is showing an alert that the provided CD/LE is having an issue."
* MI, FHA or MIC missing and required (Lvl 3)     "FHA MI Certificate is missing from the loan file."
* Rebuttable Presumption - defined by loan findings (Lvl 3)     "This loan failed the FHA QM rebuttable presumption test.The points and fees exceed the HUD qualified mortgage points and fees threshold since the loan amount is less than $xx but at least $xx, and the transaction's total points and fees is $9,233.95, which exceeds 5 percent of the total loan amount of $xx.

This loan is failed for FHA QM Safe Harbor Test as APR (4.233%) is varied APOR (5.800%) by 1.567%. The APR threshold is 5.800% and the subject loan is escrowed one.

FHA QM Safe Harbor Test: FAIL Charged: 4.233% Allowed: 5.800% Varied by: -1.567%"	* GSE Points and Fees Test Violations (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.67% as the Borrower’s income is $3,632.31 and total expenses are in the amount of $1,658.96 and the loan was underwritten by AUS/DU (Locator#xx) & its recommendation is “Approve/Eligible” and DTI is showing in it as 45.67%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
24610382	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,458.06	11/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,094.86	2.750%	360	xx	xx	VA	Fixed	Refinance	xx	xx	Streamline Refinance	Not Applicable	xx	xx	25.000%	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the Updated title report dated xx/XX/2021 reflects that the subject mortgage was originated on xx/XX/2021 with the lender MERS as nominee for xx in the amount of $xx, which was recorded on xx/XX/2021 Instrument#xx.
The chain of the assignment has been completed.
There is Judgment active against the borrower in the Favor of xx in the amount of $1,696.06 which was recorded prior to subject mortgage on xx/XX/2014. xx taxes for the year of 2021 are due on xx/XX/2022 in the amount of $3,458.06.
No prior year’s delinquent taxes have been found.	According to a review of the payment history as of xx/XX/2021, the borrower is currently performing with the loan and the next due date for the regular payment is xx/XX/2021. The last payment was received on xx/XX/2021 total in the amount of PITI $1,432.38 which includes P&I $1,094.86 with the rate of interest 2.750%, which was applied for the due date of xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.	xx:According to the review of the servicing comments, the Status of loan is currently performing. As per the payment history as of xx/XX/2021, the borrower is currently performing with the loan and the next due date for the regular payment is xx/XX/2021. The last payment was received on xx/XX/2021 total in the amount of PITI $1,432.38 which includes P&I $1,094.86 with the rate of interest 2.750%, which was applied for the due date of xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.
No comments have been found regarding reason for default.
Employment details are not mentioned in URLA.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No details have been found regarding damage. xx:xx:xx	Not Applicable	Credit Report	Field: Age of Loan Loan Value: x Tape Value: x |---| -x |----| -xx.xxxxx% Comment: Note reflects age of loan as x. Tape Source: Initial Tape Type:
Field: Borrower #x Middle Name   Loan Value: Not Applicable   Tape Value: xx  Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: Streamline Refinance   Tape Value: Full Documentation   Variance:    Variance %:    Comment: As per final xxxx application loan documentation type is Streamline refinance.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xxx.xxx%   Tape Value: xxx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx . CLTV = xxx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx.xxx%   Tape Value: xxx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx . LTV = xxx.xxx%.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Lower rate or term Tape Value: No Cash-Out Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the Veterans Affairs IRRRL unpaid principal balance validation test. This loan contains a value for one, but not both of the following fields:The loan is a VA interest rate reduction refinance loan (IRRRL), but the unpaid principal balance was not provided. The unpaid principal balance is necessary to correctly calculate the 1% loan origination fee threshold for VA IRRRL loans."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE Risk indicator is "Moderate" since this loan failed the initial closing disclosure delivery date test as the initial closing disclosure receipt date (04/XX/2021) is provided and the initial closing disclosure receipt date (04/XX/2021) is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "The provided Seller’s tape is showing an alert that the recoupment exceeded maximum allowed for IRRL's loan."	* Missing credit report (Lvl 2) "Credit report is missing in loan file."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
67128172	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,748.87	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,548.76	3.500%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	3 Family	xx	xx	Investor	Yes	Yes	No	672	Not Applicable	44.401%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2021 with lender MERS as nominee for xx, Inc for the amount of $xx.
The chain of assignment has not been completed. No latest assignment has been found.
There are no active liens and judgments found against the borrower. xx taxes for the year 2020 have been paid in the amount of $6748.87. No prior year tax delinquency has been found.	The subject mortgage was originated on xx/XX/2021 and the first pay date is xx/XX/2021. However, the payment history is missing from xx/XX/2021 to xx/XX/2021. The PH shows the monthly P&I as $1548.76 and the PITI is $2438.	xx:The subject mortgage was originated on xx/XX/2021 and the first pay date is xx/XX/2021. The current status of the loan is performing. The monthly P&I is $1548.76 and the PITI is $2438. The comment history is missing. Therefore, Covid-19 review is not performed. No evidences have been found regarding the foreclosure and bankruptcy as the completed CH is missing. Also, unable to determine the occupancy status. xx:xx:xx	Not Applicable	Affiliated Business Disclosure Missing or error on the Rate Lock Notice of Servicing Transfer	Field: Number Of Units Loan Value: x Tape Value: x |---| x |----| xxx.xxxxx% Comment: Appraisal report shows three unit property. Tape Source: Initial Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -xx.xxx%   Variance %: -xx.xxxxx%   Comment: Total Original T&I for Debt Ratios: (Real Estate Taxes $xxx.xx + Hazard Insurance $xxx.xx + Flood Insurance $xx + MI $xx + HOA Dues $xx ) equals $x,xxx.xx and All Other Monthly payments are $xxx.xx. The Borrowers Total Monthly income Verified as $x,xxx.xx. Hence, Post-Close DTI per xxxx is xx.xx%.   Tape Source: Initial   Tape Type:
Field: Post-Close Housing Ratio per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Total Original T&I for Debt Ratios: (Real Estate Taxes $xxx.xx + Hazard Insurance $xxx.xx + Flood Insurance $xx + MI $xx + HOA Dues $xx ) equals $x,xxx.xx. The Borrowers Total Monthly income Verified as $x,xxx.xx. Hence, Post-Close housing ratio per xxxx is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Limited Cash Out (GSE definition) Tape Value: No Cash-Out Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Homeownership Counselling Disclosure is missing. (Lvl 3) "Homeownership counseling disclosure is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 3)     "Intent to Proceed is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "List of settlement service provider document is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)     "Servicing transfer disclosure is missing from loan documents."
																																																																																							* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "Affiliated business disclosure is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
85872535	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$2,563.34	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,755.80	3.625%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Secondary	Yes	Yes	Yes	788	Not Applicable	29.839%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2021 and was recorded on xx/XX/2021, in the amount of xx.
The chain of assignment has been completed. Currently, the assignment is with MERS as nominee for xx which is recorded on xx/XX/2021.
No active judgments or liens have been found.
Annual county taxes of 2021 have been due in the amount of $2563.34.
No prior year delinquent taxes have been found.	According to the payment history as of xx/XX/2021, the borrower is delinquent for 30+days and the next payment is due for xx/XX/2021. The first payment is due for xx/XX/2021. The P&I is in the amount of $1,755.80 and PITI is in the amount of $2,425.75. The UPB reflected as per the payment history is in the amount of $xx.	xx:The present status of the loan is in collections and the next payment is due for xx/XX/2021. The first payment is due for xx/XX/2021. The RFD is unable to be determined. No repairs and damages have been found. The collection comments are missing. Therefore COVID review has not been performed. The borrower xx has been working at xx as a xx for 23 years. xx:xx:xx	Not Applicable	Affiliated Business Disclosure Missing or error on the Rate Lock Notice of Servicing Transfer	Field: Post-Close DTI per xxxx Loan Value: xx.xxx% Tape Value: xx.xxx% |---| x.xxx% |----| x.xxxxx% Comment: Total Original T&I for Debt Ratios: (Real Estate Taxes $xxx.xx + Hazard Insurance $xxx.xx + Flood Insurance $xx + MI $xx + HOA Dues $xx ) equals $x,xxx.xx and All Other Monthly payments are $x,xxx.xx. The Borrowers Total Monthly income Verified as $xx. Hence, Post-Close DTI per xxxx is xx.xxx%. Tape Source: Initial Tape Type:
Field: Post-Close Housing Ratio per xxxx Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: -xx.xxx% Variance %: -xx.xxxxx% Comment: Total Original T&I for Debt Ratios: (Real Estate Taxes $xxx.xx + Hazard Insurance $xxx.xx + Flood Insurance $xx + MI $xx + HOA Dues $xx ) equals $x,xxx.xx. The Borrowers Total Monthly income Verified as $xx. Hence, Post-Close housing ratio per xxxx is xx.xxx%. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "TRID tolerance test is incomplete due to initial loan estimate and initial closing disclosure is missing from the loan documents."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership counseling disclosure is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 3)     "Intent to proceed is missing from loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "Settlement service provider list is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)     "Notice of servicing transfer disclosure is missing from the loan documents."
																																																																																							* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "Affiliated business disclosure is missing from the loan documents."			Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
74181069	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$5,305.73	$0.00	10/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,995.14	4.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	627	Not Applicable	32.533%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the Updated title report dated xx/XX/2021 reflects that the subject mortgage was originated on xx/XX/2020 with the lender MERS as nominee for xx, in the amount of $xx, which was recorded on xx/XX/2020 Instrument#xx.
The chain of the assignment has been completed.
There are two state tax liens active against the borrower in the favor of xx of xx in the amount of $2,644.41 which was recoded prior to subject mortgage on xx/XX/2013 and xx/XX/2018.
Annual city taxes of 2020 to 2021 have been delinquent on different dates total in the amount of $5,305.73. All were good through on different dates.	According to a review of the payment history as of xx/XX/2021, the borrower is currently performing with the loan and the next due date for the regular payment is xx/XX/2021. The last payment was received on xx/XX/2021 total in the amount of PITI $3,028.52 which includes P&I $1,995.14 with the rate of interest 4.000%, which was applied for the due date of xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.	xx:xx of loan is currently performing.
According to a review of the payment history as of xx/XX/2021, the borrower is currently performing with the loan and the next due date for the regular payment is xx/XX/2021.  The last payment was received on xx/XX/2021 total in the amount of PITI $3,028.52 which includes P&I $1,995.14 with the rate of interest 4.000%, which was applied for the due date of xx/XX/2021.  The UPB reflected in the latest payment history is in the amount of $xx. xx review is not performed as latest collection comments are missing.
The borrower xx has been working at xx as xx for 19 years.
Unable to determine the occupancy and current condition of property. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Original CLTV Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| x.xxx% |----| x.xxxxx% Comment: Original CLTV Ratio Percent is xx.xx%. Tape Source: Initial Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Original Standard LTV is xx.xx%.   Tape Source: Initial   Tape Type:
Field: Post-Close Housing Ratio per xxxx Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: -x.xxx% Variance %: -x.xxxxx% Comment: Post Close Housing Ratio [per xxxx is xx.xxx%. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Seller tape reflects, Freddie determined the condo was not eligible as the complex hadn't met presale threshold at time of close. Condo complex is fully warrantable at this point, Borrower is current, Low DTI and ample income."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate Lock Agreement is missing from the loan documents."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed “Qualified Mortgage Safe Harbor Threshold test”. APR Calculated: 4.814%. APR Threshold:4.710%. Over by +0.104%. The loan is escrowed."
																																																																																								* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed “ComplianceEase Higher priced mortgage loan test”. APR Calculated: 4.814%. APR Threshold: 4.710%. Over by +0.104%. Missing Higher Priced Mortgage Loan Disclosure signed by borrower. The loan is escrowed."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
64538406	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$12,182.09	11/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,582.01	3.500%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	688	813	44.238%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the pro-title dated xx/XX/2021 reflects that the subject mortgage was originated on xx/XX/2020 with the lender MERS as nominee for xx in the amount of $xx, which was recorded on xx/XX/2020.
No assignment has been found. The current assignment is with the lender MERS as nominee for xx.
No active liens and judgments have been found.
The first and second installment combined taxes of 2022 have been paid each in the amount of $3,046.42.
The third and fourth installment combined taxes of 2022 are due on xx/XX/2022 and xx/XX/2022 each in the amount of $3,046.42.
No prior years delinquent taxes have been found.	According to a review of the payment history as of xx/XX/2021, the borrower is performing with the loan and the next due date for the regular payment is xx/XX/2022. The last payment was received on xx/XX/2021 total in the amount of P&I $2,582.01 with the rate of interest of 3.50%, which was applied for the due date of xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.	xx:According to the review of the servicing comments, the borrower is performing with the loan.
According to a review of the payment history as of xx/XX/2021, the borrower is performing with the loan and the next due date for the regular payment is xx/XX/2022.  The last payment was received on xx/XX/2021 total in the amount of P&I $2,582.01 with the rate of interest of 3.50%, which was applied for the due date of xx/XX/2021.  The UPB reflected in the latest payment history is in the amount of $xx.
As per the comment dated xx/XX/2020, the borrower’s income was impacted by Covid-19. FB plans ran and were extended several times. The last FB was started from xx/XX/2020 to xx/XX/2021.
No foreclosure activity has been found.
No pertaining bankruptcy-related details have been found.
No evidence related to occupancy and the current condition of the subject property has been found in the available months of servicing comments. As per the comment dated xx/XX/2021, the Gas leak was damaged on the subject property on xx/XX/2020. The loss draft check was received for the total amount of $xx. No further details have been found. The seller’s tape data shows that there is an active insurance claim and repairs are in process.
As per the final application, the co-borrower is working at xx for 37 months. xx:xx:xx	Not Applicable	Field: Age of Loan Loan Value: xx Tape Value: xx |---| -x |----| -x.xxxxx% Comment: Age of loan is xx. Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: Not Applicable   Tape Value: x/XX/xxxx   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value Loan Value: $xxxxxx.xx Tape Value: $xxxxxx.xx Variance: $-xxx.xx Variance %: -x.xxxxx% Comment: As per Final CD Original appraised value reflects $xx. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase 0% tolerance Test. Initial LE dated 01/XX/2020 reflects Transfer Taxes at $4,119.00 However, Revised CD dated 10/XX/2020 reflects Transfer Taxes at $4,699.00 this is an increase of +$580.00 for charges that cannot increase 0% Tolerance tests. COC for increase in fee is missing from the loan documents. (Post CD reflects Transfer Taxes paid by lender)."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 44.24%. Tape shows DTI is now at 63% and the AUS is invalid. No further details available. Unable to rely docs in file and Unable to calc ATR."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the post-consummation cure reimbursement and revised closing disclosure delivery date test due to the post-consummation revised closing disclosure delivery date 10/XX/2020 is more than 60 calendar days after the consummation date 3/XX/2020. Subject loan is a refinance, originated on 3/XX/2020 and the SOL is 3 years."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.238% as the borrower income was $9,591.91 and total expenses are in the amount of $4,243.30 and the loan was underwritten by AUS/DU (Locator# xx) and its recommendation is “Approve/Eligible” with a DTI of 44.24%."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
44783773	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$642.91	11/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$280.31	4.250%	360	xx	xx	FHA	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	xx	xx	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	No	Not Applicable	Not Applicable	648	Not Applicable	33.720%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the pro-title dated xx/XX/2021, the subject mortgage was originated on xx/XX/2019 with the lender MERS as nominee for xx.
The chain of assignment has been completed. Currently, the mortgage is with MERS as nominee for xx which is recorded on xx/XX/2019.
There are 2 judgments first in the favor of xx which was recorded on xx/XX/2019 and the other in the favor of xx which was recorded on xx/XX/2019.
Annual combined taxes have been due in the amount of $642.91.
No prior year delinquent taxes have been found.	According to the payment history as of xx/XX/2021, the borrower is current with the loan and the next due date for payment is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $453.69 which was applied for xx/XX/2021. The P&I is in the amount of $280.31 and PITI is in the amount of $453.69. The UPB reflected as per the payment history is in the amount of $xx.	xx:The present status of the loan is in performing and the next due date for payment is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $453.69 which was applied for xx/XX/2021. No evidence of post-closing foreclosure and bankruptcy has been found. The property is owner-occupied.
No repairs and damages have been found. No comments have been found stating the borrower’s income is impacted by Covid. The working details of the borrower xx have not been mentioned. xx:xx:xx	Not Applicable	Affiliated Business Disclosure Flood Certificate Initial Escrow Acct Disclosure Missing Dicsloures Missing or error on the Rate Lock	Field: Age of Loan Loan Value: xx Tape Value: xx |---| -x |----| -x.xxxxx% Comment: Ag eof loan is xx. Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: xx/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xx (Days)   Variance %:    Comment: According to the payment history as of xx/XX/xxxx, the borrower is current with the loan and the next due date for payment is xx/XX/xxxx. The last payment was received on xx/XX/xxxx   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xx (Days)   Variance %:    Comment: Appraisal report reflects appraisal date as xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: $xxxxx.xx   Tape Value: $xxxxx.xx   Variance: $-x.xx   Variance %: -x.xxxxx%   Comment: Appraisal report reflects appraised value as $xx.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx Loan Value: xx.xxx% Tape Value: x.xxx% Variance: xx.xxx% Variance %: xx.xxxxx% Comment: The borrower’s total monthly income is $x,xxx.xx after subject loan the proposed amount $xxx.xx and total non-housing payments is $xx.xx hence the calculated DTI ratio is xx.xxx%. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "ComplianceEase TRID Tolerance test is incomplete due to missing of Initial CD from the loan documents."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership Counseling is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial Escrow account disclosure is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 3)     "Intent to Proceed is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape reflect the issue as uninsurable ditch loan due to which it has to get repurchased from GNMA."
* Missing flood cert (Lvl 3)     "Flood Certificate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "Written list of service providers is missing from the loan documents."
																																																																																							* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "Required Affiliated Business disclosure is missing from the loan documents."	* Property is Manufactured Housing (Lvl 2) "Home is affixed. An Appraisal Report at the origination located at “xx” shows the type of subject property as a manufactured home. The Manufacture Home Affidavit of Affixation located at “xx”, states that the property is affixed to the permanently foundation. The VIN# is xx. Final Title Policy is missing from the loan file. Also, the VIN# is not available in the legal description of the recorded mortgage."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
7425738	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$4,786.22	$4,786.22	02/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$862.17	3.500%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	745	747	33.982%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2021 shows that the subject mortgage was originated in the amount of $xx on xx/XX/2020 with the lender MERS as nominee for xx which was recorded on xx/XX/2020.
The chain of the assignment has been completed. The latest assignment is with xx and Assigns which was recorded on xx/XX/2021.
There is a junior mortgage in the favor of xx in the amount of $780.00 which was recorded on xx/XX/2021.
No active judgments or liens have been found.
Taxes of 2021 have been delinquent in the amount of $4,786.22.	According to the payment history as of xx/XX/2021, the borrower has been delinquent with the loan for 8 months and the last payment was received on xx/XX/2021 which was applied for xx/XX/2021 and the next due date for the payment is xx/XX/2021. The P&I is in the amount of $862.17 and PITI is in the amount of $862.17. The UPB reflected is in the amount of $xx.	xx:As per the review of the servicing comments, currently, the loan is in collection and the borrower has been delinquent with the loan for 8 months and the last payment was received on xx/XX/2021 which was applied for xx/XX/2021 and the next due date for the payment is xx/XX/2021. The P&I is in the amount of $862.17 and PITI is in the amount of $862.17. The UPB reflected is in the amount of $xx.
As per the comment dated xx/XX/2021, the reason for default is the borrower’s income is impacted by covid-19.
No comments have been found regarding foreclosure in the latest servicing comments.
No comments have been found regarding bankruptcy in the latest servicing comments.
The subject property has been occupied by the owner. Recent servicing comments do not reflect any damage pertaining to the subject property. xx:xx:xx	Not Applicable	Origination Appraisal	Field: Age of Loan Loan Value: x Tape Value: xx |---| -x |----| -xx.xxxxx% Comment: As per Tape data ,age of loan is xx. However it reflects x. Tape Source: Initial Tape Type:
Field: Original Appraisal Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xxx (Days)   Variance %:    Comment: As per Tape data Appraisal Date is xx/XX/xxxx. However Appraisal document is after closing.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: $xxxxxx.xx   Tape Value: $xxxxxx.xx   Variance: $-xxxx.xx   Variance %: -x.xxxxx%   Comment: As per Tape data ,Appraisal value is $xxx.xxx.xx%.However, Appraisal document is missing from the loan document .Appraisal Value taken from Final closing Disclosure which is xxx,xxx.xx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. CLTV =xx.xx%   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. LTV =xx.xx%   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-x Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: Final xxxx application reflects purpose of transaction as Cash Out. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "This loan failed the Pennsylvania license validation test.
The Pennsylvania requires non-exempt mortgage lenders engaged in the business of making mortgage loans to be licensed. The Pennsylvania Mortgage Lender License and Pennsylvania Exemption Letter are not available for loans with a closing date before November xx, 2008. Additionally, the Pennsylvania First Mortgage Banker License, Pennsylvania Secondary Mortgage Loan License, Pennsylvania Unlicensed, and Pennsylvania Exemption Letter are not available for loans with a closing date on or after January xx, 2009."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows full appraisal was required but only a drive by was obtained."
																																																																																							* Missing Appraisal (Lvl 3) "Appraisal report is missing from the loan documents."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
84598787	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,218.48	11/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,985.13	2.250%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	769	796	53.011%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2020 and was recorded on xx/XX/2020, in the amount of $xx, with MERS as nominee for xx, with Instrument#xx.

The chain of assignment has been completed; currently, the assignment is with MERS as nominee for xx.

No active judgments or liens have been found against the borrower. xx taxes of 2021 are due on xx/XX/2022 in the amount of $4,218.48.	According to the payment history as of xx/XX/2021, the current status of the loan is performing. The last payment was received on xx/XX/2021 which was applied for the due date of xx/XX/2021 and the next due date for payment is xx/XX/2022. The P&I is in the amount of $1,985.13 and PITI is in the amount of $3,001.63. The UPB reflected as per the payment history is in the amount of $xx.	xx:The current status of the loan is performing.
According to the payment history as of xx/XX/2021, the last payment was received on xx/XX/2021 which was applied for the due date of xx/XX/2021 and the next due date for payment is xx/XX/2022. The P&I is in the amount of $1,985.13 and PITI is in the amount of $3,001.63. The UPB reflected as per the payment history is in the amount of $xx.
The reason for default is unable to be determined from the latest servicing comments.
No comment has been found stating that borrower’s income is impacted due to Covid-19.
No evidence has been found regarding damage or repairs in the latest servicing comments.
As per the 1003, the borrower is working at the xx as a xx xx from 1.0 years. xx:xx:xx	Not Applicable	Mortgage Insurance Notice of Servicing Transfer	Field: Age of Loan Loan Value: x Tape Value: x |---| -x |----| -xx.xxxxx% Comment: Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: MI Coverage Amount   Loan Value: Not Applicable   Tape Value: xxx.xxx%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: -xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: $xxxxxx.xx   Tape Value: $xxxxxx.xx   Variance: $-xx.xx   Variance %: -x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: x.xxx% Variance %: x.xxxxx% Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "1. This loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

2. This loan failed the closing or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date)."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "1. This loan failed the charges that cannot increase test. Missing valid COC for a total fee increased total in the amount of $3,731.56 on the PCCD dated 03/XX/2021.
Provided initial LE dated 11/XX/2020reflects the Transfer Taxes fee as $2,857.00, however, the provided PCCD reflected it as $6,588.56. There is a total fee increased of $3,731.56 for a Non-Shoppable Fee which exceeded the 0% tolerance for Non-Shoppable Fees.

2. This loan failed the lender credit that cannot decrease test. Missing valid COC for a Non-specific Lender Credit decreased in the amount of $2,129.27 on the PCCD dated 03/XX/2021."
* Loan does not conform to program guidelines (Lvl 3)     "The provided Seller’s tape is showing an alert that the subject loan is a FHA uninsurable. The subject property is in flood zone and per Elevation Certificate, the home was not built high enough above the flood level."
* MI, FHA or MIC missing and required (Lvl 3)     "FHA MI Certificate is missing from the loan file."
																																																																																							* Notice of Servicing Transfer missing or unexecuted (Lvl 3) "An executed copy of Notice of Servicing Transfer disclosure is missing from the loan file."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The subject loan is a FHA Purchase. The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 53.01% as the Borrower’s income is $7,134.07 and total expenses are in the amount of $3,781.96 and the loan was underwritten by AUS/DU (Locator#xx) & its recommendation is “Approve/Eligible” and DTI is showing in it as 53.01%."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
38877261	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$438.04	11/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$846.05	3.250%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	735	671	40.761%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2021 and was recorded on xx/XX/2021, in the amount of $xx with MERS as nominee for xx.

The chain of assignment has not been completed as no assignment has been found.

No active judgments or liens have been found.

Annual combined taxes of 2021 have been paid in the amount of $438.04.

No prior year delinquent taxes have been found.	According to payment history as of xx/XX/2021, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2021 in the amount of $1,264.90 which was applied for due date xx/XX/2021. The current P&I is in the amount of $846.05 and current PITI is in the amount of $1,264.90 with an interest rate of 3.250%. The current UPB reflected as per the payment history is in the amount of $xx.	xx:According to servicing comments, the current status of the loan is performing.

According to payment history as of xx/XX/2021, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2021 in the amount of $1,264.90 which was applied for due date xx/XX/2021. The current P&I is in the amount of $846.05 and current PITI is in the amount of $1,264.90 with an interest rate of 3.250%. The current UPB reflected as per the payment history is in the amount of $xx.

As per servicing comment unable to determine the reason for default.

No comment pertaining to the damage on the subject property has been observed.

The loan hasn’t modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found. xx:xx:xx	Not Applicable	Origination Appraisal	Field: Age of Loan Loan Value: x Tape Value: x |---| -x |----| -xx.xxxxx% Comment: Note reflects age of loan as x. Tape Source: Initial Tape Type:
Field: Borrower #x First Name   Loan Value: Pedro Elias   Tape Value: Pedro   Variance:    Variance %:    Comment: Note reflects first name of co-borrower as Pedro Elias.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: Yes   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: MI Coverage Amount   Loan Value: Not Applicable   Tape Value: xxx.xxx%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: xx/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xxx (Days)   Variance %:    Comment: As per xxxxD original appraisal date as xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: $xxxxxx.xx   Tape Value: $xxxxxx.xx   Variance: $-x.xx   Variance %: -x.xxxxx%   Comment: As per xxxxD original appraisal value as xxx,xxx.xx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. CLTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. LTV/CLTV = xx.xxx%.   Tape Source: Initial   Tape Type:
																																																																																				Field: Post-Close DTI per xxxx Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: x.xxx% Variance %: x.xxxxx% Comment: Post-close DTI per xxxx is xx.xxx%. Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows Uninsurable FHA, Appraisal recert was after the appraisal had already expired."	* Missing Appraisal (Lvl 2) "Appraisal report is missing from loan file."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
75117397	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,284.93	10/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,043.87	2.250%	360	xx	xx	VA	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	xx	xx	25.000%	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	755	Not Applicable	46.882%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2021 reflects that the subject mortgage was originated on xx/XX/2021 with the lender MERS as nominee for xx in the amount of $xx, which was recorded on xx/XX/2021 Instrument#xx.
The chain of the assignment has been completed.
There are two judgments active against the borrower in the favor different plaintiffs in the amount of $0.00 which were recorded prior to subject mortgage on different dates.
No prior year’s delinquent taxes have been found.	According to a review of the payment history as of xx/XX/2021, the loan is currently performing and the next due date for the regular payment is xx/XX/2021. The last payment was received on xx/XX/2021 total in the amount of PITI $1,205.57 which includes P&I $1,043.87 with the rate of interest 2.250%, which was applied for the due date of xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.	xx:According to the review of the servicing comments, the current status of the loan is performing. As per the payment history as of xx/XX/2021, the loan is currently performing and the next due date for the regular payment is xx/XX/2021. The last payment was received on xx/XX/2021 total in the amount of PITI $1,205.57 which includes P&I $1,043.87 with the rate of interest 2.250%, which was applied for the due date of xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.
No comments have been found regarding reason for default.
The borrower xx has been working at xx as xx for 17 years.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No details have been found regarding damage. xx:xx:xx	Not Applicable	Field: Escrow Account Indicator Loan Value: Yes Tape Value: No |---| |----| Comment: As per tape data, Escrow Account indicator is no.However final Closing Disclosure shows yes. Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: xx/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: As per Tape data ,Post Close DTI is xx.xxx%.However Final Application documents reflects as xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Cash Out - Other   Tape Value: Debt consolidation   Variance:    Variance %:    Comment: As per tape data, Purpose of refinance per application is Debt consoladation.However Final closing disclosure shows Cash out -other   Tape Source: Initial   Tape Type:
																																																																																				Field: Purpose of Transaction per HUD-x Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: Purpose of transaction per HUD-x is Cash Out Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "This is VA loan. Seller tape shows the loan is not insurable due to VA seasoning not met."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 46.882%, the borrower's income is $5,330.00 and total expenses are in the amount of $2,500.24 and the loan was underwritten by AUS/DU (Locator#xx)) and its recommendation is “Approve/Eligible” with a DTI of 46.89%."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
21979112	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,978.53	10/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,299.58	2.875%	360	xx	xx	VA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Unavailable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	731	779	55.446%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2021 shows that the subject mortgage was originated in the amount of $xx on xx/XX/2021 with the lender MERS as nominee for xx Lending which was recorded on xx/XX/2021.
The chain of the assignment has not been found.
No active judgments or liens have been found.
Taxes of 2021 have been paid in the amount of $1,989.27.
Taxes of 2021 are due in the amount of $1,989.26.	According to the payment history as of xx/XX/2021, the borrower is current with the loan and the last payment was received on xx/XX/2021 which was applied for xx/XX/2021 and the next due date for the payment is xx/XX/2021. The P&I is in the amount of $2,299.58 and PITI is in the amount of $2,758.13. The UPB reflected is in the amount of $xx.	xx:As per the review of the servicing comments, currently, the loan is in performing and according to the payment history as of xx/XX/2021, the borrower is current with the loan and the last payment was received on xx/XX/2021 which was applied for xx/XX/2021 and the next due date for the payment is xx/XX/2021. The P&I is in the amount of $2,299.58 and PITI is in the amount of $2,758.13. The UPB reflected is in the amount of $xx.
The reason for default is unable to be determined. The collection comments are missing. Therefore COVID review has not been performed. xx:xx:xx	Not Applicable	Appraisal (Incomplete) Mortgage Insurance	Field: Age of Loan Loan Value: x Tape Value: x |---| -x |----| -xx.xxxxx% Comment: As per Tape data, Age of Loan reflect x months. However, Audit Value reflect x. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Escrow Account Indicator   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Final CD reflects Escrow account indicator "YES".   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xxx.xxx%   Tape Value: xxx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Amount of Secondary Lien: $xxx.xx. Loan Amount: $xx. CLTV = xxx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx.xxx%   Tape Value: xxx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. LTV(CLTV) = xxx.xxx%.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Note document reflect property address as xx. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Market Condition Addendum is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape shows that process of completing VA loan guaranty receiving only 24.42% To meet 25% guaranty. Borrower made a down payment of $3,215.00. Due to this loan is not insured."
																																																																																							* MI, FHA or MIC missing and required (Lvl 3) "Mortgage insurance certificate is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 55.446%, the Borrower income was $9,181.80 and total expenses are in the amount of $5,090.96 and the loan was under written by AUS/DU (xx) and its recommendation is “Approve/Eligible” with a DTI of 55.45%."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
34245763	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,492.81	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$529.43	5.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	761	694	40.436%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2019 with lender MERS as nominee for xx recorded on xx/XX/2019 for the amount of $xx.
The chain of assignment has not been completed. No latest assignment has been found.
There are no active liens and judgments against the borrower.
Annual taxes for the year 2020-2021 have been paid in the amount of $2492.81. No prior year tax delinquency has been found.	According to the payment history tape data as of dated xx/XX/2021, the borrower is regular with the payment and the next due date per tape is xx/XX/2021. The last payment date is unable to be determined. The monthly P&I is in the amount of $529.43 with an interest rate of 5.990% and PITI is $822.35.	xx:The current status of the loan as per tape is performing. According to the payment history tape data as of dated xx/XX/2021, the borrower is regular with the payment and the next due date per tape is xx/XX/2021. The last payment date is unable to be determined. The monthly P&I is in the amount of $529.43 with an interest rate of 5.990% and PITI is $822.35.
No evidence has been found regarding the foreclosure and bankruptcy as complete CH is missing. Also, unable to determine the occupancy status. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	3: Curable	* DSCR is less than 1.00 (Lvl 3) "Net Operating Income is $596.40 and Annual Payments (Debt Service) is $xx. Debt Service Cover Ratio (DSCR):= 0.03."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows seller signed an indem on it in 2019, but the borrower missed 4 payments earlier this year so we are being forced to repurchase."
* Loan has escrow holdback. No proof it was released (Lvl 3)     "Final closing disclosure reflects escrow holdback in amount of $5,483.00. However, proof of escrow holdback is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
11482468	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$6,353.59	10/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,577.32	6.250%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Investor	Yes	Yes	No	752	728	75.652%	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	$3,021.57	Unavailable	Unavailable	The review of the updated title report dated xx/XX/2021 reflects that the subject mortgage was originated on xx/XX/2019 with the lender MERS as nominee for xx in the amount of $xx, which was recorded on xx/XX/2019 Instrument #xx.
The chain of the assignment has been completed.
There is judgment active against the borrower in the favor of xx in the amount of $0.00 which was recorded prior to subject mortgage on xx/XX/2013.
County 1st half taxes for the year of 2021/2022 are due on xx/XX/2021 in the amount of $3,176.80.
County 2nd half taxes for the year of 2021/2022 are due on xx/XX/2022 in the amount of $3176.79.
No prior year’s delinquent taxes have been found.	According to a review of the payment history as of xx/XX/2021, the loan is currently performing and the next due date for the regular payment is xx/XX/2021. The last payment was received on xx/XX/2021 total in the amount of PITI $3,021.57 which includes P&I $2,375.05, which was applied for the due date of xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.	xx:According to the review of the servicing comments, the current status of loan is performing. The next due date for the regular payment is xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.
No comments have been found regarding reason for default.
The borrower xx has been working at County of xx as xx for 8 years.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No details have been found regarding damage. xx:xx:xx	This is conventional fixed rate mortgage which was originated on xx with P&I of $3,577.32 and the interest rate of 6.25000%. The loan maturity date is 2/XX/2049. According to the latest payment history as of 10/XX/2021, the current P&I is $2,375.05. However, the modification agreement is missing from the loan file.	Affiliated Business Disclosure	Field: Original Note Doc Date Loan Value: x/XX/xxxx Tape Value: xx/XX/xxxx |---| xx (Days) |----| Comment: Note reflects the Note date is x/XX/xxxx. Tape Source: Initial Tape Type:
Field: Original Stated P&I   Loan Value: $xxxx.xx   Tape Value: $xxxx.xx   Variance: $xxx.xx   Variance %: xx.xxxxx%   Comment: Note reflects the P&I is $x,xxx.xx.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: Unavailable Tape Value: x/XX/xxxx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Subject is NOO. Tape shows Appraisal issues- value not supported"
																																																																																							* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "Affiliate business disclosure is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
91985069	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$6,284.19	10/XX/2021	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,828.12	5.625%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	752	728	47.592%	First	Short Form Policy	Not Applicable	Not Applicable	09/XX/2020	$675,581.91	$142,981.91	3.500%	$2,063.24	09/XX/2020	Financial Hardship	The review of the updated title report dated xx/XX/2021 shows that the subject mortgage was originated in the amount of $xx on xx/XX/2019 with the lender MERS as nominee for xx which was recorded on xx/XX/2019.
The chain of the assignment has not been found.
There is a junior mortgage in the favor of xx, a married man in the amount of $xx which was recorded on xx/XX/2019.
No active judgments or liens have been found.
Taxes of 2021/2022 are due in the amount of $6,284.19.	According to the payment history as of xx/XX/2021, the borrower is current with the loan and the last payment was received on xx/XX/2021 which was applied for xx/XX/2021 and the next due date for the payment is xx/XX/2021. The P&I is in the amount of $2,063.24 and PITI is in the amount of $2,712.24. The UPB reflected is in the amount of $xx.	xx:As per the review of the servicing comments, currently, the loan is in foreclosure and the borrower is current with the loan and the last payment was received on xx/XX/2021 which was applied for xx/XX/2021 and the next due date for the payment is xx/XX/2021. The P&I is in the amount of $2,063.24 and PITI is in the amount of $2,712.24. The UPB reflected is in the amount of $xx.
As per the comment dated xx/XX/2020, the reason for default is other.
No comments have been found regarding bankruptcy in the latest servicing comments.
The subject property has been occupied by the owner. Recent servicing comments do not reflect any damage pertaining to the subject property. xx:The foreclosure was initiated and the complaint was filed on xx/XX/2021. No further details have been found. xx:xx	This loan modification agreement was made between (borrower) xx and xx and (Lender)xx, on xx.
The borrower promises to pay the new UPB in the amount of $xx with an annual fixed modified interest rate of 3.500% and new P&I is in the amount of $2,063.24 that began from 9/XX/2020. The maturity is 8/XX/2060. The interest bearing amount is $xx and deferred balance in the amount of $xx. There is no provision for the balloon payment.	Affiliated Business Disclosure Missing or error on the Rate Lock	Field: Original Note Doc Date Loan Value: x/XX/xxxx Tape Value: xx/XX/xxxx |---| xx (Days) |----| Comment: The Note reflects the Original Note document date as xx/XX/xxxx. Tape Source: Initial Tape Type:
Field: Original Stated Rate   Loan Value: x.xxxxx%   Tape Value: x.xxxxx%   Variance: x.xxxxx%   Variance %: x.xxxxx%   Comment: The Note reflects the Original State Rate as x.xxx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx Variance: xxxx (Days) Variance %: Comment: x/XX/xxxx. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the Qualified Mortgage Lending Policy Points and Fees Test due to Fees Charged: $xx Fees Threshold: $xx Over by +$270.04.

The following fees were included in the test:

Mortgage Broker Fee (Indirect) $xx
Points - Loan Discount Fee paid by Borrower: $1,695.75."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Finance charge disclosed on Final CD as $xx. Calculated Finance Charge $xx for an under disclosed amount of -$100.00. Reason for Finance Charge under disclosure is unknown as the Fee Itemization and the Compliance Findings are missing."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation in Charges that Cannot Increase test due to increase of fee in Final CD dated 01/XX/2019. Initial LE dated 10/XX/2018 reflects Credit Report Fee at $80.00. However, Final CD dated 01/XX/2019 reflects Credit Report Fee at $160.00. This is fee increase of $80.00 for 0% tolerance test fee. Valid COC for the increase in fee amount is missing in the loan documents."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan failed the GSE (Fannie Mae public guidelines) QM Points and Fees Test due to Fees Charged: $xx Fees Threshold: $xx Over by +$270.04.

The following fees were included in the test:

Mortgage Broker Fee (Indirect) $xx
Points - Loan Discount Fee paid by Borrower: $1,695.75."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership Counseling Organizations disclosure is missing from the loan documents"
* Intent to Proceed Missing  (Lvl 3)     "Intent to Proceed is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tapes shows Appraisal Issues - value not supported."
* Missing or error on the Rate Lock Document (Lvl 3)     "A rate lock agreement signed by the borrower is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3)     "Affiliated Business Disclosure is missing from the loan documents."
																																																																																							* Settlement date is different from note date (Lvl 3) "Final CD reflects closing date as 01/XX/2019. Notary's signature date on the Mortgage/Deed of Trust is 01/XX/2019. Note date is 01/XX/2019."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 47.592%, the borrower's income was $xx and total expenses are in the amount of $7,105.54 and the loan was underwritten by AUS/DU (Locator#xx) and its recommendation is “Approve/Eligible” with a DTI of 47.592%."		Moderate	Pass	Pass	No Result	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
70271362	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,173.70	11/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,800.63	2.875%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	681	Not Applicable	45.522%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2021 with lender MERS as nominee for xx for the amount of $xx.
The chain of assignment has not been completed. No latest assignment has been found.
There are no active liens and judgments against the borrower. xx taxes for the year 2021 will be due on xx/XX/2022 for the amount of $5173.70. No prior tax year delinquency has been found.	According to the payment history as of dated xx/XX/2021, the borrower is regular with the payment and the next due date is xx/XX/2021. The last payment was received on xx/XX/2021 for the amount of $2233.23xx. The monthly P&I is in the amount of $1800.63 with an interest rate of 2.875%. The current UPB is reflected in PH for the amount of $xx.	xx:The current status of the loan is performing. According to the payment history as of dated xx/XX/2021, the borrower is regular with the payment and the next due date is xx/XX/2021. The last payment was received on xx/XX/2021 for the amount of $2233.23xx. The monthly P&I is in the amount of $1800.63 with an interest rate of 2.875%. The current UPB is reflected in PH for the amount of $xx.
No comments have been found regarding the foreclosure and bankruptcy. The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. Also, no comments have been found regarding the income impacted due to covid-19. xx:xx:xx	Not Applicable	Transmittal (1008)	Field: Borrower First Name Loan Value: xx Tape Value: xx |---| |----| Comment: The Note dated x/XX/xxxx and signed at closing, reflects the borrower's first name as xx. Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Note dated x/XX/xxxx and signed at closing, reflects the borrower's last name as xx.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: x/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: xx (Days)   Variance %:    Comment: The Note reflects the original note doc date as x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: -xx.xxx% Variance %: -xx.xxxxx% Comment: The Borrower's income is $x,xxx.xx after subject loan the proposed amount $x,xxx.xx and total Non-Housing payments is $xxx.xx hence, the calculated DTI ratio is xx.xxx% Tape Source: Initial Tape Type:	3: Curable	* Transmittal (1008) is Missing (Lvl 3) "Final Transmittal summary (1008) is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 45.52%. Tape shows, borrower left his job 7 days prior to closing. Borrower is currently employed. Unable to rely on docs in file and unable to calc ATR."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.522% as the Borrower income was $6,362.62 and total expenses are in the amount of $2,896.41 per AUS/DU (Locator#xx) and its recommendation is “Approve/Eligible with 45.52%.”."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
60981251	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$872.00	09/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$336.89	2.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	776	Not Applicable	38.614%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx/XX/2021 shows that the subject mortgage was originated on xx/XX/2021 and recorded on xx/XX/2021 for the amount $xx with the Instr#xx.
The chain of assignment is complete.
No active judgments or liens have been found.
No delinquent taxes have been found for the prior year.	Review of payment history as of xx/XX/2021 shows that the borrower is current with the loan. The next due date is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $336.89 with interest rate 2.875 % which was applied for the due date xx/XX/2021. The current UPB as of the date is $xx.	xx:Loan current status is performing.
Review of payment history as of xx/XX/2021 shows that the borrower is current with the loan. The next due date is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $336.89 with interest rate 2.875 % which was applied for the due date xx/XX/2021. The current UPB as of the date is $xx.
No foreclosure and bankruptcy evidence has been found.
No damage or repairs have been found in the latest servicing comments. xx:xx:xx	Not Applicable	Appraisal (Incomplete)	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: NA. Tape Source: Initial Tape Type:
Field: Original Note Doc Date Loan Value: x/XX/xxxx Tape Value: xx/XX/xxxx Variance: xx (Days) Variance %: Comment: The Note reflects the original note doc date as x/XX/xxxx. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Loan closed without appraisal. However, property inspection waiver hand signed by the borrower is missing from the loan documents."
																																																																																							* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "TRID Violation in Charges That Cannot Increase test due to fee increase in Final CD dated 02/XX/2021. Initial LE dated 01/XX/2021 reflects Transfer Taxes Fee at $187.00. However, Final CD dated 02/XX/2021 reflects Transfer Taxes Fee at $521.71. This is fee increase of $334.71 for 0% tolerance test fee. Valid COC for the increase in fee amount is available on pg#454, COC is not getting tested due to Initial closing disclosure was received earlier than permitted date."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 38.61%. Tape shows BWR was on STD that was not documented in order to qualify. Unable to rely on document in file and unable to calc ATR."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
88257275	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,649.90	10/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,200.33	4.250%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	682	Not Applicable	33.906%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2020 with lender MERS as nominee for xx and recorded on xx/XX/2020 for the amount of $xx.
The chain of assignment has not been completed. No latest assignment has been found.
There is UCC lien recorded on xx/XX/2020 for the amount of $0.00 in the favor of xx,taxes for the year 2022 will be due on xx/XX/2022 for the amount of $1649.90. No prior tax year delinquency has been found.	According to the payment history as of dated xx/XX/2021 the borrower is regular with the payment and the next due date is xx/XX/2021. The last payment was received on xx/XX/2021 for the amount of $1472.43xx. The monthly P&I is in the amount of $1200.33 with an interest rate of 4.250%. The UPB is reflected in PH for the amount of $xx.	xx:The current status of the loan is performing. According to the payment history as of dated xx/XX/2021 the borrower is regular with the payment and the next due date is xx/XX/2021. The last payment was received on xx/XX/2021 for the amount of $1472.43xx. The monthly P&I is in the amount of $1200.33 with an interest rate of 4.250%. The UPB is reflected in PH for the amount of $xx.
No comments have been found regarding the foreclosure and bankruptcy. The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. Also, no comments have been found regarding the income impacted due to covid-19. xx:xx:xx	Not Applicable	Field: MI Company Loan Value: xx Tape Value: Other |---| |----| Comment: MI certificate reflects MI company as xx. Tape Source: Initial Tape Type:
Field: Original Note Doc Date   Loan Value: x/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: xx (Days)   Variance %:    Comment: Note reflects original note doc date as x/XX/xxxx.   Tape Source: Initial   Tape Type:
																																																																																				Field: Purpose of Refinance Per Application Loan Value: Change in Rate/Term Tape Value: No Cash-Out Variance: Variance %: Comment: Final application reflects purpose of refinance per application as Change in Rate/term. Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Seller tape reflects, the subject loan was initially not in first lien position. But is no longer in 2nd lien position. The borrower was 1X60 in June 2021; however; they are caught up and due for November 2021."	* ComplianceEase TILA Test Failed (Lvl 2) "Finance charge disclosed on Final CD as $xx. Calculated Finance Charge is $xx for an under disclosed amount of $1,622.60. Reason for Finance Charge under disclosure is unknown. Subject loan is a refinance, originated on 1/XX/2020 and the SOL is 3 years."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
78690242	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,352.85	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$683.00	3.000%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	Not Applicable	xx	Primary	Yes	Yes	No	805	Not Applicable	46.391%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx/XX/2021 shows that the subject mortgage was originated on xx/XX/2021 and recorded on xx/XX/2021 for the amount $xx with the Book/Page#xx
The chain of assignment is complete.
No active judgments or liens have been found.
No delinquent taxes have been found for the prior year.	Review of payment history tape data as of xx/XX/2021 shows that the borrower is current with the loan. The next due date is xx/XX/2021. The last payment was received in the amount of $683.00 with interest rate 3.125 % which was applied for the due date xx/XX/2021. The current UPB as of the date is $xx.	xx:The current status of the loan is performing.
Review of payment history tape data as of xx/XX/2021 shows that the borrower is current with the loan. The next due date is xx/XX/2021. The last payment was received in the amount of $683.00 with interest rate 3.125 % which was applied for the due date xx/XX/2021. The current UPB as of the date is $xx.
The loan was originated on xx/XX/2021 with the first payment date xx/XX/2021. The required comment history is missing since origination that is from xx/XX/2021 to xx/XX/2021.
No foreclosure and bankruptcy evidence has been found in loan files. Covid-19 review is not performed in the loan as the servicing comments are missing. xx:xx:xx	Not Applicable	Appraisal (Incomplete)	Field: Original Note Doc Date Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx |---| -x (Days) |----| Comment: Note reflects original note document date as x/XX/xxxx. Tape Source: Initial Tape Type:
																																																																																				Field: Purpose of Refinance Per Application Loan Value: Cash Out - Other Tape Value: No Cash-Out Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable		* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Transmittal summary reflects no appraisal. However, PIW is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 46.391%, the Borrower income was $3,818.27 and total expenses are in the amount of $1,771.33 and the loan was underwritten by LP (Locator#xx) and its recommendation is “Approve/Eligible” with a DTI of 46.000%."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
37356778	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$551.81	4.125%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	628	Not Applicable	45.926%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2017 and was recorded on xx/XX/2017, in the amount of $xx, with MERS as nominee for xx, with Instrument#xx.

The chain of assignment has been completed; currently, the assignment is with MERS as nominee for xx.

No active judgments or liens have been found against the borrower.	According to the payment history seller’s tape data as of xx/XX/2021, the borrower is currently delinquent for 17 months. The last payment received date is unable to be determined, which was applied for the due date of xx/XX/2020 and the next due date for payment is xx/XX/2020. The P&I is in the amount of $551.81 and PITI is in the amount of $551.81. The UPB reflected as per the payment history is in the amount of $xx.	xx:As per the comment history, the loan is in Collections.
According to the payment history seller’s tape data as of xx/XX/2021, the borrower is currently delinquent for 17 months. The last payment received date is unable to be determined, which was applied for the due date of xx/XX/2020 and the next due date for payment is xx/XX/2020. The P&I is in the amount of $551.81 and PITI is in the amount of $551.81. The UPB reflected as per the payment history is in the amount of $xx.
As per the comments dated xx/XX/2021, the reason for default is curtailment of income.
No evidence has been found regarding damage or repairs in the latest servicing comments.
Currently, the borrower is working at the xx as a xx from 2.0 years. xx:xx:xx	Not Applicable	Mortgage Insurance	Field: Age of Loan Loan Value: xx Tape Value: xx |---| -xx |----| -xx.xxxxx% Comment: N/A. Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Collections, >= xxx Days   Tape Value: Collections   Variance:    Variance %:    Comment: According to the payment history seller’s tape data as of xx/XX/xxxx, the borrower is currently delinquent for xx months. As per the comment history, the loan is in Collections, >= xxx Days.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral value used for underwriting: $xx. Loan amount: $xx. CLTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: x.xxx% Variance %: x.xxxxx% Comment: Collateral value used for underwriting: $xx. Loan amount: $xx. LTV = xx.xxx%. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "The Pennsylvania HB 2179 requires non-exempt mortgage lenders engaged in the business of making mortgage loans to be licensed, effective November 5th, 2008.

The Pennsylvania Mortgage Lender License and Pennsylvania Exemption Letter (Mortgage Act) are not available for loans with a closing date before November 5th, 2008. Additionally, the Pennsylvania First Mortgage Banker License, Pennsylvania Secondary Mortgage Loan License, Pennsylvania Unlicensed (Subordinate Lien), and Pennsylvania Exemption Letter are not available for loans with a closing date on or after January 1st, 2009."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape shows Loan is un-insurable due to DQ."
																																																																																							* MI, FHA or MIC missing and required (Lvl 3) "Final Closing Disclosure reflects monthly MIP as $74.02. However, Mortgage Insurance certificate is missing in the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.9260%, the Borrower income was $3,169.97 and total expenses are in the amount of $1,455.83 and the loan was underwritten by AUS/DU (Locator# xx) and its recommendation is “Approve/Eligible” with a DTI of 45.9260%."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
49555042	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,802.26	11/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$925.85	2.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	742	Not Applicable	46.355%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2020 and was recorded on xx/XX/2020, in the amount of $xx, with MERS as nominee for xx.
The chain of assignment has been completed; currently, the assignment is with MERS as nominee for xx.

No active judgments or liens have been found against the borrower. xx taxes of 2021 have been paid on xx/XX/2021 in the amount of $3,802.26.	According to the payment history as of xx/XX/2021, the current status of the loan is performing. The last payment was received on xx/XX/2021, which was applied for the due date of xx/XX/2021 and the next due date for payment is xx/XX/2021. The P&I is in the amount of $925.85 and PITI is in the amount of $1,433.79. The UPB reflected as per the payment history is in the amount of $xx.	xx:As per the comment history, the current status of the loan is performing.
According to the payment history as of xx/XX/2021, the last payment was received on xx/XX/2021, which was applied for the due date of xx/XX/2021 and the next due date for payment is xx/XX/2021. The P&I is in the amount of $925.85 and PITI is in the amount of $1,433.79. The UPB reflected as per the payment history is in the amount of $xx.
The reason for default is unable to be determined from the latest servicing comments.
No comment has been found stating that borrower’s income is impacted due to Covid-19.
No evidence has been found regarding damage or repairs in the latest servicing comments.
As per the 1003, the borrower is a self-employed and working at the xx as a xx from 4.0 years. xx:xx:xx	Not Applicable	Missing DU/GUS/AUS Missing or error on the Rate Lock	Field: Age of Loan Loan Value: xx Tape Value: xx |---| -x |----| -xx.xxxxx% Comment: Note Document reflects age of loan as xx. Tape Source: Initial Tape Type:
Field: Borrower #x Middle Name   Loan Value: xx   Tape Value: Valdes   Variance:    Variance %:    Comment: The Note dated x/XX/xxxx and signed at closing, reflects the Borrower's Middle Name as as xx.   Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Note dated x/XX/xxxx and signed at closing, reflects the Borrower's Last Name as xx.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: The borrower's monthly income is $x,xxx.xx after Subject loan the Proposed amount $x,xxx.xx and Total Non-housing Payments is $xxx.xx hence, the Calculated DTI Ratio is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Post-Close Housing Ratio per xxxx Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: -x.xxx% Variance %: -x.xxxxx% Comment: The borrower's monthly income is $x,xxx.xx after Subject loan the Proposed amount $x,xxx.xx and hence, the Calculated Front debt DTI Ratio is xx.xxx%. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase 0% Tolerance test. Initial LE dated 6/XX/2020 does not reflect Points - Loan Discount Fee. Final CD dated 8/XX/2020 reflects the addition of Points - Loan Discount Fee at $379.36. This is an increase of $379.36 for charges that cannot increase 0% test. COC for the addition of Points - Loan Discount Fee is missing from the loan documents."
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "LP report is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 46/35%. Tape shows SE income fraudulent/misrepresentation. Further details not provided. Unable to rely on docs in file and unable to calc ATR."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 46.355%, the Borrower income was $3,795.03 and total expenses are in the amount of $1,759.18 and the LP report is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
14595700	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,921.86	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,762.15	2.250%	360	xx	xx	VA	Fixed	Refinance	xx	xx	Streamline Refinance	Not Applicable	xx	xx	Unavailable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	No	Yes	789	777	Unavailable	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the pro-title dated xx/XX/2021 reflects that the subject mortgage was originated on xx/XX/2021 with the lender MERS as nominee for Finance of xx LLC in the amount of $xx, which was recorded on xx/XX/2021. No assignment has been found. The chain of the assignment is with the lender MERS as nominee for xx. No active liens and judgments have been found against the borrower and the property. The first and second installments of 2021-22 are due on xx/XX/2021 and xx/XX/2022 each in the amount of $3,460.93. No prior years delinquent taxes have been found.	According to the payment history tape data as of xx/XX/2021, the next due date for the regular payment is xx/XX/2021. However, the borrower did not make the first payment of the loan which is due on xx/XX/2021. As per the tape, the P&I is $1,762.15 and the rate of interest is 2.250%. The UPB reflected in the latest payment history is in the amount of $xx.	xx:The latest collection comments are missing from the loan file. However, as per the seller’s tape data, the borrower is performing with the loan.
According to the payment history tape data as of xx/XX/2021, the next due date for the regular payment is xx/XX/2021.  However, the borrower did not make the first payment of the loan which is due on xx/XX/2021. As per the tape, the P&I is $1,762.15 and the rate of interest is 2.250%.  The UPB reflected in the latest payment history is in the amount of $xx. xx review is not done due to missing collection comments.
 No foreclosure activity has been found.
No pertaining bankruptcy-related details have been found. Unable to determine the occupancy and current condition of the subject property. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: x Tape Value: x |---| -x |----| -xxx.xxxxx% Comment: NA Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Collateral value used for underwriting: $xx. Loan amount: $xx. CLTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -x (Days)   Variance %:    Comment: Note reflects original note doc date as x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Collateral value used for underwriting: $xx. Loan amount: $xx. LTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: Not Applicable   Tape Value: x.xxx%   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Post-Close Housing Ratio per xxxx Loan Value: Not Applicable Tape Value: x.xxx% Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "This is VA Streamline refinance loan. Seller tape reflects loan is uninsured due to loan does not meet VA seasoning requirements."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement is missing from the loan documents."
																																																																																							* Settlement date is different from note date (Lvl 3) "Final CD reflects closing date as 9/XX/2021. Notary signature date on the Mortgage is 9/XX/2021. Note date is 9/XX/2021. Final application signed by borrower on 9/XX/2021."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
91111722	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$673.08	08/XX/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$666.89	3.750%	360	xx	xx	VA	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	xx	xx	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	650	653	21.461%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2019 with the lender MERS as nominee for xx which was recorded on xx/XX/2019 in the amount of $xx.
The chain of assignment has been completed. Currently, the mortgage is MERS as nominee for xx .
No active liens and judgments have been found.
The combined annual school taxes of 2021 have been due in the amount of $673.68.	As per the payment history as of xx/XX/2021, the borrower is delinquent for 14 months. The last payment was received on xx/XX/2020 in the amount of $666.89 for the due date of xx/XX/2020. The next due date is xx/XX/2020. The current unpaid principal balance is $xx.	xx:The loan is in collections. As per the payment history as of xx/XX/2021, the borrower is delinquent for 14 months. The last payment was received on xx/XX/2020 in the amount of $666.89 for the due date of xx/XX/2020. The next due date is xx/XX/2020. The current unpaid principal balance is $xx.
The loan has not been modified once since origination.
At the time of origination, the borrower was owner of xx from last 12 years.
The occupancy of the subject property is unable to be determined. The comments do not provide any information regarding the damages and repairs to the subject property. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Current Legal Status Loan Value: Collections Tape Value: Performing |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: Yes   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: -xxx (Days)   Variance %:    Comment: The Note reflects the Original Note Doc Date as xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: x.xxx% Variance %: x.xxxxx% Comment: Total Original T&I for the debt ratio:( Real Estate Taxes $xx.xx+Hazard insurance $xxx.xx+flood insurance $x.xx+ MI $x.xx+ HOA Dues $x.xx) equals $xxx.xx. and total of other debts is $xxx.xx. Total monthly income verified is $x,xxx.xx. Hence Post Close DTI per xxxx is xx.xxx%. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Seller tape reflects, Subsequent use less than $xx."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate Lock Agreement is missing from the loan documents."	* ComplianceEase TILA Test Failed (Lvl 2) "Finance charge disclosed on Final CD as $xx. Calculated Finance Charge $xx for an under disclosed amount of -$150. Reason for Finance Charge under disclosure is unknown as the Fee Itemization and the Compliance Findings are missing. Subject loan is a refinance, originated on 12/XX/2019 and the SOL is 3 years.

																																																																																								TILA Rescission Finance charge disclosed on Final CD as $xx. Calculated Finance Charge $xx for an under disclosed amount of -$150. Reason for Finance Charge under disclosure is unknown as the Fee Itemization and the Compliance Findings are missing. Subject loan is a refinance, originated on xx and the SOL is 3 years."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
37683707	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,696.54	10/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,316.55	3.250%	360	xx	xx	VA	Fixed	Cash Out	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	634	Not Applicable	45.799%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the pro-title dated xx/XX/2021 reflects that the subject mortgage was originated on xx/XX/2021 with the lender MERS as nominee for xx , in the amount of $xx, which was recorded on xx/XX/2021.
No assignment has been found. The current assignment is with the lender MERS as nominee for xx
No active liens and judgments have been found against the borrower and the property.
Annual county taxes for the year 2021 have been paid total in the amount of $2,696.54.
No prior years delinquent taxes have been found.	According to a review of the payment history as of xx/XX/2021, the borrower is performing with the loan and the next due date for the regular payment is xx/XX/2021. The last payment was received on xx/XX/2021 total in the amount of PITI $1,762.43 which includes P&I $1,316.55 with the rate of interest of 3.250%, which was applied for the due date of xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.	xx:According to the review of the servicing comments, the borrower is performing with the loan.
According to a review of the payment history as of xx/XX/2021, the borrower is performing with the loan and the next due date for the regular payment is xx/XX/2021.  The last payment was received on xx/XX/2021 total in the amount of PITI $1,762.43 which includes P&I $1,316.55 with the rate of interest of 3.250%, which was applied for the due date of xx/XX/2021.  The UPB reflected in the latest payment history is in the amount of $xx.
No modification, forbearance details are available in recent collections comments.
No foreclosure activity has been found.
No pertaining bankruptcy-related details have been found.
No evidence related to occupancy and the current condition of the subject property has been found in the available months of servicing comments. No comment pertaining to the damage on the subject property has been observed
As per the final application, the borrower is self-employed for 90 months. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: Yes |---| |----| Comment: NA. Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral value used for underwriting: $xx..xx. Amount of secondary lien(s): $x.xx. Loan amount: $xx.xx. CLTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral value used for underwriting: $xx..xx. Loan amount: $xx.xx. LTV (OLTV) = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: -x.xxx% Variance %: -x.xxxxx% Comment: The borrower’s and co-borrower’s total monthly income is $x,xxx.xx after subject loan the proposed amount $x,xxx.xx and total non-housing payments is $xxx.xx hence the calculated DTI ratio is xx.xxx%. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "This loan fails loan origination fee test due to fee charged $3,025.20 fee threshold by $2,920.00, over by +$105.00.
Below fees were included in the loan origination fee test
Loan origination fee paid by borrower: $3,025.00"
* Loan does not conform to program guidelines (Lvl 3)     "Seller defect shows the issues where the modification was not accounted for the 210 seasoning requirement."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan has a qualified mortgage DTI of 45.799%, the borrower’s income is $5,630.46 and the total expenses are in the amount of $2,578.73 and the loan was underwritten by AUS/DU(xx) and it’s recommendation is “Approve/Eligible” with a DTI of 45.799"		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
33276843	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$187.52	$0.00	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$305.25	2.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	676	Not Applicable	39.151%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2020 with lender MERS as nominee for xx for the amount of $xx.
The chain of assignment has not been completed. No latest assignment has been found.
There is junior mortgage originated on xx/XX/2020 and recorded on xx/XX/2021 for the amount of $10,000.00. xx taxes for the year 2021-2021 have been exempted. However, the 2021 utility taxes are delinquent for the amount of $187.52.	According to the payment history tape data as of dated xx/XX/2021, the borrower is regular with the payment and the next due date per tape is xx/XX/2021. The last payment received date is unable to be determined. The monthly P&I per tape is in the amount of $305.25 with an interest rate of 2.625%. The current UPB is reflected PH tape for the amount of $xx.	xx:The current status of the loan as per PH tape is performing. According to the payment history tape data as of dated xx/XX/2021, the borrower is regular with the payment and the next due date per tape is xx/XX/2021. The last payment received date is unable to be determined. The monthly P&I per tape is in the amount of $305.25 with an interest rate of 2.625%. The current UPB is reflected PH tape for the amount of $xx.
No evidence have been found regarding the foreclosure and bankruptcy as latest 24 months CH is missing. Also, unable to determine the occupancy. xx:xx:xx	Not Applicable	Missing Dicsloures	Field: Age of Loan Loan Value: x Tape Value: xx |---| -x |----| -xx.xxxxx% Comment: NA Tape Source: Initial Tape Type:
Field: Escrow Account Indicator Loan Value: Yes Tape Value: No Variance: Variance %: Comment: As per Final CD Escrow account reflects "YES". Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "Subject approved as OO but seller defect shows may be NOO. Seller was unable to determine which property BWR actually lived at. Elevated for client review."
* Type of Ownership is Leasehold Or Cooperative (Lvl 4) "As per the final TPOL located at "Final Title Policy". The subject property type is Leasehold."	* Closing_Disclosure violations (Lvl 3) "Final Closing disclosure is not hand signed by borrower."
* Final Application Incomplete (Lvl 3)     "Final Application is not hand signed by borrower."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape reflects the following issue, the loan is outside of agency saleable limit due to loan age is greater than 180 days."
																																																																																							* Missing Required Disclosures (Lvl 3) "Home loan toolkit is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
1392257	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$0.00	09/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$853.52	4.250%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	663	Not Applicable	43.615%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the Updated title report dated xx/XX/2021 reflects that the subject mortgage was originated on xx/XX/2021 with the lender MERS as nominee for xx in the amount of $xx, which was recorded on xx/XX/2021 Instrument#xx.
The chain of the assignment has been completed.
There is senior mortgage active against the subject property in the favor of xx Union in the amount of $xx which was recorded on xx/XX/1988.
There is Judgment active in the Favor of xx in the amount of $0.00 which was recorded prior to subject mortgage on xx/XX/2019.
No prior year’s delinquent taxes have been found.
As per updated title report dated xx/XX/2021, there is Judgment active in the Favor of xx in the amount of $0.00 which was recorded prior to subject mortgage on xx/XX/2019.	According to a review of the payment history as of xx/XX/2021, the loan is currently performing and the next due date for the regular payment is xx/XX/2021. The last payment was received on xx/XX/2021 total in the amount of PITI $1,387.54 which includes P&I $853.52 with the rate of interest 4.250%, which was applied for the due date of xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.	xx:According to the review of the servicing comments, the current status of loan is performing. As per the payment history as of xx/XX/2021, the loan is currently performing and the next due date for the regular payment is xx/XX/2021. The last payment was received on xx/XX/2021 total in the amount of PITI $1,387.54 which includes P&I $853.52 with the rate of interest 4.250%, which was applied for the due date of xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.
No comments have been found regarding reason for default.
Employment details are not mentioned in URLA.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No details have been found regarding damage. xx:xx:xx	Not Applicable	Field: Age of Loan Loan Value: x Tape Value: x |---| -x |----| -xx.xxxxx% Comment: NA Tape Source: Initial Tape Type:
Field: Escrow Account Indicator   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Final CD reflects Escrow Account Indicator as Yes.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: -xx.xxx% Variance %: -xx.xxxxx% Comment: The Borrower income was $x,xxx.xx and total expenses are in the amount of $x,xxx.xx so calculated DTI as per xxxx is xx.xxx%. Tape Source: Initial Tape Type:	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.615%, the Borrower income was $2,386.00 and total expenses are in the amount of $1,040.66 and the loan was underwritten by AUS/DU (Locator# xx) and its recommendation is “Refer with Caution” with a DTI of 54.46%."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "This loan failed the Pennsylvania license validation test.
The Pennsylvania HB 2179 requires non-exempt mortgage lenders engaged in the business of making mortgage loans to be licensed, effective November 5th, 2008.
The Pennsylvania Mortgage Lender License and Pennsylvania Exemption Letter (Mortgage Act) are not available for loans with a closing date before November 5th, 2008. Additionally, the Pennsylvania First Mortgage Banker License, Pennsylvania Secondary
Mortgage Loan License, Pennsylvania Unlicensed (Subordinate Lien), and Pennsylvania Exemption Letter are not available for
																																																																																							loans with a closing date on or after January 1st, 2009."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
74226830	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,530.71	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,034.92	3.000%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	674	Not Applicable	49.244%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2021 with lender MERS as nominee for xx for the amount of $xx.
The chain of assignment has not been completed. No latest assignment has been found.
There are no active liens and judgments against the borrower. xx taxes for the year 2020 have been paid for the amount of $2530.71. No prior tax year delinquency has been found.	According to the payment history tape data as of dated xx/XX/2021, the borrower is regular with the payment and the next due date per tape is xx/XX/2021. The last payment received date is unable to be determined. The monthly P&I per tape is in the amount of $1034.92 with an interest rate of 3.00%. The current UPB is reflected PH tape for the amount of $xx.	xx:The current status of the loan as per PH tape is performing. According to the payment history tape data as of dated xx/XX/2021, the borrower is regular with the payment and the next due date per tape is xx/XX/2021. The last payment received date is unable to be determined. The monthly P&I per tape is in the amount of $1034.92 with an interest rate of 3.00%. The current UPB is reflected PH tape for the amount of $xx.
No evidence have been found regarding the foreclosure and bankruptcy as latest 24 months CH is missing. Also, unable to determine the occupancy. xx:xx:xx	Not Applicable	Missing Initial Closing Disclosure	Field: Age of Loan Loan Value: x Tape Value: x |---| -x |----| -xx.xxxxx% Comment: NA. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Escrow Account Indicator   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Final closing disclosure reflects escrow account indicator as Yes.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral value used for underwriting: $xx. Amount of secondary lien: $x.xx. Loan amount: $xx. CLTV=xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral value used for underwriting: $xx. Loan amount: $xx. CLTV=xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: xx.xxx% Variance %: xx.xxxxx% Comment: The borrower’s total monthly income is $x,xxx.xx after subject loan the proposed amount $x,xxx.xx and total non-housing payments is $x,xxx.xx hence the calculated DTI ratio is xx.xxx%. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan failed the Kansas license validation test for one of the following reasons
Kansas SB 129 (2013 Kansas Laws Ch. 29) requires lenders who originate subordinate mortgage liens to be licensed under the Kansas Uniform Consumer Credit Code on or after July 1, 2013. After this date, lenders are no longer allowed to make subordinate lien loans under a Kansas License Using Interest Section 16-207 or its corresponding Exemption Letter.

Kansas K.S.A. 9-2201 requires that mortgage lien loans with a closing date on or after July 1, 2017 must be made under a Kansas Mortgage Company license. The Office of the State Bank Commissioner of Kansas has additionally clarified that after this date, lenders are no longer allowed to make mortgage lien loans under a Kansas Supervised Lender license."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3)     "TRID tolerance test is incomplete due to missing of initial closing disclosure from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape reflects the issues in which credit report was expired prior to closing, due to which the loan was self reported to HUD."
																																																																																							* Missing Initial Closing Disclosure (Lvl 3) "Initial closing disclosure is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan has a qualified mortgage DTI of 49.244%, the borrower’s income is $8,648.38 and the total expenses are in the amount of $4,258.84 and the loan was underwritten by AUS/DU(xx) and it’s recommendation is “Approve/Eligible” with a DTI of 49.244%."		Moderate	Pass	Pass	Pass	Not Covered	Not Covered	Fail	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
30726239	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$9,724.06	11/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,566.74	3.250%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	671	Not Applicable	44.143%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the pro-title dated xx/XX/2021, the subject mortgage was originated on xx/XX/2021 with the lender MERS as nominee for xx.
The chain of assignment has been completed. Currently, the mortgage is with MERS as nominee for xx which is recorded on xx/XX/2021.
No active liens and judgments have been found.
Annual combined taxes of 2021 have been due in the amount of $9724.06.
No prior year delinquent taxes have been found.	According to the payment history as of xx/XX/2021, the borrower is current with the loan and the next due date for payment is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $1,566.74 which was applied for xx/XX/2021. The P&I is in the amount of $1,566.74 and PITI is in the amount of $1,566.74. The UPB reflected as per the payment history is in the amount of $xx.	xx:The present status of the loan is in performing and the next due date for payment is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $1,566.74 which was applied for xx/XX/2021. No evidence of post-closing foreclosure and bankruptcy have been found. The RFD is unable to be determined. The property is owner occupied.Therefore, COVID review has not been performed. The borrower xx has been working at xx and xx for 6 years 7 months. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Original Note Doc Date Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx |---| xxx (Days) |----| Comment: Original note doc date is x/XX/xxxx. Tape Source: Initial Tape Type:
Field: Original Stated Rate   Loan Value: x.xxxxx%   Tape Value: x.xxxxx%   Variance: -x.xxxxx%   Variance %: -x.xxxxx%   Comment: Original stated rate is x.xx%   Tape Source: Initial   Tape Type:
Field: Post-Close Housing Ratio per xxxx Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: x.xxx% Variance %: x.xxxxx% Comment: Post-close DTI is xx.xxx%. Tape Source: Initial Tape Type:	3: Curable	* GSE Points and Fees Test Violations (Lvl 3) "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charges $xx threshold is $xx over by +$1,754.68
Following fees were included in this test,
Administration Fee paid by Borrower: $1,365.00
Points - Loan Discount Fee paid by Borrower: $xx

Loan failed Qualified Mortgage Lending Policy Points and Fees Test due to Fees Charged: $xx Fees Threshold: $xx Over by +$1,754.68. The following fees were included in the test:
Administration Fee paid by Borrower: $1,365.00
Points - Loan Discount Fee paid by Borrower: $xx"
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.143% as the borrower’s income is $7,342.66 and total expenses are in the amount of $3,241.26 and the loan was underwritten by DU (Locator#xx) and its recommendation is "Approve/Eligible” with a DTI of 44.14%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
7532927	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$10,811.96	10/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,041.41	3.500%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	773	815	26.052%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the pro-title dated xx/XX/2021 reflects that the subject mortgage was originated on xx/XX/2021 with the lender MERS as nominee for xx Mortgage which was recorded on xx/XX/2021 for the amount of $xx.

No chain of assignment has been found.

No active liens and judgments have been found.

County 1st and 2nd installment of tax for the year of 2021 have been due in the amount of $xx on xx/XX/2021 and xx/XX/2022.	According to the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment was received on xx/XX/2021, the payment applied date was xx/XX/2021 and the next due date for payment is xx/XX/2021. The P&I is in the amount of $4041.41 and PITI is in the amount of $5001.18. The UPB reflected as per the payment history is in the amount of $xx.	xx:The loan is performing. According to the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment was received on xx/XX/2021, the payment applied date was xx/XX/2021 and the next due date for payment is xx/XX/2021. The P&I is in the amount of $4041.41 and PITI is in the amount of $5001.18. The UPB reflected as per the payment history is in the amount of $xx.
The reason for default is unable to be determined. The subject property is occupied by the owner. No comments have been found for damage or repairs. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock Transmittal (1008)	Field: Age of Loan Loan Value: x Tape Value: x |---| -x |----| -xx.xxxxx% Comment: Note reflects age of loan as x. Tape Source: Initial Tape Type:
Field: Original Appraised Value   Loan Value: $xxxxxxx.xx   Tape Value: $xxxxxxx.xx   Variance: $-xxxxxx.xx   Variance %: -x.xxxxx%   Comment: As per appraisal report original appraised value as $xx.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-x Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "This Loan Failed Revised Closing Disclosure Delivery waiting period Test due to Changes before consummation requiring a new waiting period. APR becomes inaccurate."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation in Charges that Cannot Increase test due to increase of fee in Final CD dated 5/XX/2021. Revised LE dated 3/XX/2021 reflect Points and Fees at $4,205.00, However, Final CD dated 5/XX/2021 reflect Points and Fees at $6,129.00. This is fee increase of $1,924.00 for 0% tolerance test fee. Valid COC is missing from the loan document."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows, Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated 03/XX/2021 was electronically provided without or prior to borrowers consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial/XX/18/2021) - Missing initial LE at application or evidence of intent to proceed after initial application date."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement is missing from the loan documents."
* Settlement date is different from note date (Lvl 3)     "Final closing disclosure was hand signed on 05/XX/2021 which is after note date 04/XX/2021."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Transmittal summary is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
76912304	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,465.55	10/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,071.13	3.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	709	Not Applicable	29.302%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the pro-title dated xx/XX/2021 reflects that the subject mortgage was originated on xx/XX/2021 with the lender MERS as nominee for xx Mortgage which was recorded on xx/XX/2021 for the amount of $xx.

No chain of assignment has been found.

No active liens and judgments have been found.

County 1st installment of tax for the year of 2021/2022 has been paid in the amount of $3465.55 on xx/XX/2021.
County 2nd installment of tax for the year of 2021/2022 has been due in the amount of $3465.54 on xx/XX/2022.	According to the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment was received on xx/XX/2021, the payment applied date was xx/XX/2021 and the next due date for payment is xx/XX/2021. The P&I is in the amount of $3071.13 and PITI is in the amount of $3823.97. The UPB reflected as per the payment history is in the amount of $xx.	xx:The loan is performing. According to the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment was received on xx/XX/2021, the payment applied date was xx/XX/2021 and the next due date for payment is xx/XX/2021. The P&I is in the amount of $3071.13 and PITI is in the amount of $3823.97. The UPB reflected as per the payment history is in the amount of $xx.
The reason for default is unable to be determined. The subject property is occupied by the owner. No comments have been found for damage or repairs. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: x Tape Value: x |---| -x |----| -xx.xxxxx% Comment: Tape Source: Initial Tape Type:
Field: Original Appraised Value Loan Value: $xxxxxx.xx Tape Value: $xxxxxx.xx Variance: $-xxxxxx.xx Variance %: -xx.xxxxx% Comment: The Appraisal reflects the Original Appraised value as $xx. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan failed Compliance Ease delivery and timing test for Closing Disclosure dated 4/XX/2021. The initial closing disclosure receipt date is less than three business days from the consummation date."
* Loan does not conform to program guidelines (Lvl 3)     "In purchase case, there should be Cooling off period of 5 business days. In this loan the waiting period is not satisfied."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement is missing from the loan documents."
																																																																																							* Settlement date is different from note date (Lvl 3) "Final CD reflects closing date as 4/XX/2021. Notary's signature date on the Mortgage/Deed of Trust is 4/XX/2021. Note date is 4/XX/2021."			Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
27829187	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,956.00	10/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,114.86	3.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	786	800	27.422%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2021 with the lender MERS as nominee for xx in the amount of $xx which was recorded on xx/XX/2021 with instrument#xx.

There is no chain of assignment as the subject mortgage is with the original lender.

No active judgments or liens have been found against the borrower/subject property.

County 2nd installment taxes of 2021 are due in the amount of $3,478.00 on xx/XX/2022. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment was received on xx/XX/2021 which was applied to xx/XX/2021. The next due date for payment is xx/XX/2021. The P&I is in the amount of $4,114.86 and PITI is in the amount of $4,838.47. The UPB reflected is in the amount of $xx.	xx:As per the review of collection comments, the current status of the loan is performing. According to the review of the payment history as of xx/XX/2021, the borrower is current with the loan and the next due date for the regular payment is xx/XX/2021. The current UPB reflected is in the amount of $xx. No comments have been found regarding the borrower’s income impacted due to covid-19 pandemic. No comments have been found regarding the subject property condition. Currently, the borrower is working at xx as xx from 23 years and 7 months. xx:xx:xx	Not Applicable	Hazard Insurance Missing or error on the Rate Lock	Field: Age of Loan Loan Value: x Tape Value: x |---| -x |----| -xx.xxxxx% Comment: Age of loan is x. Tape Source: Initial Tape Type:
Field: Original Appraised Value   Loan Value: $xxxxxxx.xx   Tape Value: $xxxxxxx.xx   Variance: $-xxxxxx.xx   Variance %: -xx.xxxxx%   Comment: Appraisal report reflects original appraisal value as x,xxx,xxx.xx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: -x.xxx% Variance %: -x.xxxxx% Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "TRID Violation in Charges that Cannot Increase test due to increase of fee in Post CD dated 5/XX/2021. Initial LE dated 4/XX/2021 reflects Points - Loan Discount Fee at $1,890.00. However, Post CD dated 5/XX/2021 reflects Points - Loan Discount Fee at $8,147.84. This is fee increase of +$6,257.84 for 0% tolerance test fee. Valid COC for the increase in fee amount is missing in the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape shows following Issue: Revised loan estimate provided on or after the date the closing disclosure was provided."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 3)     "Hazard Insurance Policy is missing from the loan documents."
																																																																																							* Revised Loan Estimate is missing (Lvl 3) "Revised LE dated (5/XX/2021) is missing from the loan documents."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
34081428	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$9,358.51	10/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,533.93	2.625%	180	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	780	Not Applicable	44.901%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2021 with the lender MERS as nominee for xx in the amount of $xx which was recorded on xx/XX/2021 with instrument#xx.

There is no chain of assignment as the subject mortgage is with the original lender.

No active judgments or liens have been found against the borrower/subject property.

Combined annual installment taxes of 2021 are due in the amount of $9,358.51 on xx/XX/2021. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment was received on xx/XX/2021 which was applied to xx/XX/2021. The next due date for payment is xx/XX/2021. The P&I is in the amount of $4,533.93 and PITI is in the amount of $4,533.93. The UPB reflected is in the amount of $xx.	xx:As per the review of collection comments, the current status of the loan is performing. According to the review of the payment history as of xx/XX/2021, the borrower is current with the loan and the next due date for the regular payment is xx/XX/2021. The current UPB reflected is in the amount of $xx. No comments have been found regarding the borrower’s income impacted due to covid-19 pandemic. No comments have been found regarding the subject property condition. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: x Tape Value: x |---| -x |----| -xx.xxxxx% Comment: Age of loan reflects x. Tape Source: Initial Tape Type:
Field: Original Appraised Value Loan Value: $xxxxxxx.xx Tape Value: $xxxxxxx.xx Variance: $-xxxxxx.xx Variance %: -xx.xxxxx% Comment: The Appraisal reflects the value effective value as $xx. Tape Source: Initial Tape Type:	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.901%, the Borrower income was $xx and total expenses are in the amount of $6,540.80 and the loan was underwritten by DU (Locator# xx) and its recommendation is “Approve/Ineligible” with a DTI of 44.90%."	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot decrease test. Initial LE dated 4/XX/2021 reflects Non-specific lender credit at $5,489.00. However, Final CD dated 5/XX/2021 reflects Non-specific lender credit at $5,432.44. This is decrease of $56.56 for charges that cannot decrease. Valid COC for the decrease in NSLC is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."	* Loan does not conform to program guidelines (Lvl 2) "Seller tape reflects following issue TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated 04/XX/2021 was electronically provided without or prior to borrowers consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial/XX/22/2021) - Initial LE signed and dated 4/XX/2021. E-signature disclosure signed 4/XX/2021. Subject loan is a refinance, originated on xx/2021 and the SOL is 3 years."		Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
85860124	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$13,680.38	10/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,061.54	3.375%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	755	Not Applicable	38.340%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2021 with the lender MERS as nominee for xx in the amount of $xx which was recorded on xx/XX/2021 with instrument #xx.

There is no chain of assignment as the subject mortgage is with the original lender.

There are multiple state tax liens against the borrower in the favor of State of xx which was recorded on different dates.

There are multiple IRS liens against the borrower in the favor of xx which was recorded on different dates.

There are multiple civil judgments against the borrower in the favor of different plaintiff’s which was recorded on different dates. Borrower has a common name resulting in many judgments, unable to be dismissed.

County 1st and 2nd installment taxes of 2021 are due in the amount of $6,840.22 on xx/XX/2021 and $6,840.16 on xx/XX/2022. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment was received on xx/XX/2021 which was applied to xx/XX/2021. The next due date for payment is xx/XX/2021. The P&I is in the amount of $4,061.54 and PITI is in the amount of $5,350.87. The UPB reflected is in the amount of $xx.	xx:As per the review of collection comments, the current status of the loan is performing. According to the review of the payment history as of xx/XX/2021, the borrower is current with the loan and the next due date for the regular payment is xx/XX/2021. The current UPB reflected is in the amount of $xx. No comments have been found regarding the borrower’s income impacted due to covid-19 pandemic. No comments have been found regarding the subject property condition. Currently, the borrower is working at xx as xx xx from 8 years and 3 months. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: x Tape Value: x |---| -x |----| -xx.xxxxx% Comment: N/A. Tape Source: Initial Tape Type:
Field: Original Appraised Value Loan Value: $xxxxxxx.xx Tape Value: $xxxxxxx.xx Variance: $-xxxxxx.xx Variance %: -xx.xxxxx% Comment: Appraisal reflects the Appraised value as $xx. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Initial loan estimate dated 3/XX/2021 electronically signed on 3/XX/2021 which is within 3 business days from application date 3/XX/2021. However, seller tape shows initial loan estimate electronically provided without or prior to borrower's consent to receive electronic disclosures."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
66712444	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,375.69	11/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,510.71	3.250%	360	xx	xx	FHA	Fixed	Refinance	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	663	Not Applicable	46.981%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2021 shows that the subject mortgage was originated on xx/XX/2021 and was recorded on xx/XX/2021 in the amount of $xx, with MERS as nominee for xx, recorded with the Instrument# xx.

No chain of assignments found. Unable to determine last assignee.

No active liens and judgments have been found against borrower and property.

2nd installment county taxes of 2021 are due on xx/XX/2022 in the amount of $678.82.	According to the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment was received on xx/XX/2021, the applied date was xx/XX/2021 and the next due date for payment is xx/XX/2021 .The P&I is in the amount of $1,510.71 and PITI is in the amount of $1,730.00. The UPB reflected as per the payment history is in the amount of $xx.	xx:xx current status is performing.
 According to the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment was received on xx/XX/2021, the applied date was xx/XX/2021 and the next due date for payment is xx/XX/2021 .The P&I is in the amount of $1,510.71 and PITI is in the amount of $1,730.00. The UPB reflected as per the payment history is in the amount of $xx.
Collection comment does not state reason for default. The subject property has been occupied by the owner. The borrower's intention is to keep the property.
No evidence has been found regarding bankruptcy and foreclosure.
As per the review of collection comments, the subject property is in good condition.
No evidence has been found regarding COVID-19. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. . Loan Amount: $xx. LTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Limited Cash Out (GSE definition) Tape Value: Change in Rate/Term Variance: Variance %: Comment: Final xxxx reflects purpose of refinance as Limited cash out. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 04/XX/2021 does not reflect Rate Lock Extension Fee. However, CD dated 06/XX/2021 reflects Rate Lock Extension Fee at $781.03. This is an increase in fee of $781.03 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 04/XX/2021 reflects Appraisal Fee at $550.00. However, CD dated 06/XX/2021 reflects Appraisal Fee at $600.00. This is an increase in fee of +$50.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape shows  Uninsurable- File closed with an appraisal dated after the underwriter approval date."
* MI, FHA or MIC missing and required (Lvl 3)     "This loan is FHA. MI Certificate is missing from the loan file."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 46.980%, the Borrower income was $6,224.36 and total expenses are in the amount of $2,924.26 and the loan was underwritten by DU (Locator#xx) and its recommendation is “Approve/Eligible” with a DTI of 46.98%."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
6788678	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,702.03	10/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,679.07	2.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	728	782	45.316%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2021 shows that the subject mortgage was originated on xx/XX/2020 and was recorded on xx/XX/2020 in the amount of $xx, with MERS as nominee for xx, recorded with the Instrument#xx.

No chain of assignments found. Unable to determine last assignee.

No active liens and judgments have been found against borrower and property.

There is no prior year real estate delinquent taxes have been found.	According to the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment was received on xx/XX/2021, the applied date was xx/XX/2021 and the next due date for payment is xx/XX/2021.The P&I is in the amount of $1,679.07 and PITI is in the amount of $2,222.41. The UPB reflected as per the payment history is in the amount of $xx.	xx:The loan is currently performing.
 According to the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment was received on xx/XX/2021, the applied date was xx/XX/2021 and the next due date for payment is xx/XX/2021.The P&I is in the amount of $1,679.07 and PITI is in the amount of $2,222.41. The UPB reflected as per the payment history is in the amount of $xx.
Collection comment does not state reason for default. The subject property has been occupied by the owner. The borrower's intention is to keep the property.
No evidence has been found regarding bankruptcy and foreclosure.
As per the review of collection comments, the subject property is in good condition.
No evidence has been found regarding COVID-19. xx:xx:xx	Not Applicable	Mortgage Insurance	Field: Borrower Last Name Loan Value: xx Tape Value: xx |---| |----| Comment: The Note dated xx/XX/xxxx and signed at closing, reflects the Borrower's Last Name as xx. Tape Source: Initial Tape Type:
Field: MI Company   Loan Value: Not Applicable   Tape Value: Other   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx Loan Value: xx.xxx% Tape Value: xxx.xxx% Variance: -xx.xxx% Variance %: -xx.xxxxx% Comment: The borrowers income is $ $xx after Subject loan the proposed amount $x,xxx.xx and total non-housing payments is $ $x,xxx.xx hence, the calculated DTI ratio is xx.xxx%. Tape Source: Initial Tape Type:	3: Curable	* Homeownership Counselling Disclosure is missing. (Lvl 3) "Homeownership Counseling disclosure is missing from loan documents."
* MI, FHA or MIC missing and required (Lvl 3) "MI certificate is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan approved at 45.32%. Tape shows Income miscalculation may push DTI to over 132%. Unable to rely on docs in file and unable to calc ATR."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.316%, the Borrower income was $xx and total expenses are in the amount of $4,626.98 and the loan was underwritten by DU (Locatorxx) and its recommendation is “Approve/Eligible” with a DTI of 45.32%."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
30409149	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$2,840.06	$5,559.62	11/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,304.71	2.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	808	Not Applicable	33.340%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2021 shows that the subject mortgage was originated on xx/XX/2020 and was recorded on xx/XX/2020 in the amount of $xx, with MERS as nominee for xx, recorded with the Instrument/ Book/Page#xx.

No chain of assignments found. Unable to determine last assignee.

No active liens and judgments have been found against borrower and property.

1st and 2nd installment town taxes of 2021 are delinquent in the total amount of $2,840.06.	According to the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment was received on xx/XX/2021, the applied date was xx/XX/2021 and the next due date for payment is xx/XX/2021.The P&I is in the amount of $1,304.70 and PITI is in the amount of $1,847.05. The UPB reflected as per the payment history is in the amount of $xx.	xx:xx current status is performing. According to the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment was received on xx/XX/2021, the applied date was xx/XX/2021 and the next due date for payment is xx/XX/2021.The P&I is in the amount of $1,304.70 and PITI is in the amount of $1,847.05. The UPB reflected as per the payment history is in the amount of $xx.
Unable to determine RFD. Unable to determine current occupancy. xx:xx:xx	Not Applicable	Field: Does Lender G/L Require MI? Loan Value: Yes Tape Value: No |---| |----| Comment: N/A. Tape Source: Initial Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Borrower's monthly income is $x,xxx.xx after subject loan the proposed amount $x,xxx.xx and total non-housing Payments is $xx.xx. Hence, the calculated DTI ratio is xx.xxx%.   Tape Source: Initial   Tape Type:
																																																																																				Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Note signed on xx/XX/xxxx reflects the property address as xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* ComplianceEase TILA Test Failed (Lvl 2) "Finance charge disclosed on Final CD as $xx. Calculated Finance Charge $xx for an under disclosed amount of $115.00. Reason for Finance Charge under disclosure is unknown as the Fee Itemization is missing. Subject loan is a purchase, originated on xx/2020 and the SOL is 1 year."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
49281748	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,174.60	11/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$923.05	2.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	Yes	798	802	10.454%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2021 shows that the subject mortgage was originated on xx/XX/2021 and was recorded on xx/XX/2021 in the amount of $xx, with MERS as nominee for xx, recorded with the Instrument# xx.

No chain of assignments found. Unable to determine last assignee.

No active liens and judgments have been found against borrower and property.

There is no prior year real estate delinquent taxes.	According to the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment was received on xx/XX/2021, the applied date was xx/XX/2021 and the next due date for payment is xx/XX/2022.The P&I is in the amount of $923.05 and PITI is in the amount of $970.13. The UPB reflected as per the payment history is in the amount of $xx.	xx:xx current status is performing.
According to the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment was received on xx/XX/2021, the applied date was xx/XX/2021 and the next due date for payment is xx/XX/2022.The P&I is in the amount of $923.05 and PITI is in the amount of $970.13. The UPB reflected as per the payment history is in the amount of $xx.
Unable to determine current status of the loan.
Unable to determine payment history details.
Unable to determine the RFD. xx:xx:xx	Not Applicable	Appraisal (Incomplete) Missing DU/GUS/AUS	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Post-Close DTI per xxxx Loan Value: xx.xxx% Tape Value: x.xxx% Variance: x.xxx% Variance %: x.xxxxx% Comment: The borrower's monthly income is $xx after Subject loan the Proposed amount $x,xxx.xx and Total Non-housing Payments is $xxx.xx. hence, the Calculated DTI Ratio is xx.xxx%. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan closed without an Appraisal. However, PIW disclosure signed by the borrower is missing from the loan documents."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase test. Initial LE dated 12/XX/20020 reflects Transfer Taxes at $1,306.00. However, Final CD dated 1/XX/2021 reflects Transfer Fee Taxes at $4,631.00 (Transfer Taxes of $1,306.00 Paid by Buyer and $3,325.00 Paid by Seller). This is an increase of $3,325.00 for charges that cannot increase."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows appraisal waiver, we do not have 2020 tax transcripts."
																																																																																							* Missing DU/GUS/AUS as required by guidelines (Lvl 3) "DU report is missing from the loan documents."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
10118081	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,877.04	11/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$586.87	3.125%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	753	Not Applicable	42.743%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx/XX/2021 shows that the subject mortgage was originated on xx/XX/2020 and recorded on xx/XX/2020 for the amount $xx held by xx with the Instr#xx.
The chain of assignment is complete.
No active judgments or liens have been found.
No delinquent taxes have been found for the prior year.	Review of payment history as of xx/XX/2021 shows that the borrower is current with the loan. The next due date is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $586.87 with interest rate 3.125 % which was applied for the due date xx/XX/2021. The current UPB as of the date is $xx.	xx:The current status of the loan is performing.
Review of payment history as of xx/XX/2021 shows that the borrower is current with the loan. The next due date is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $586.87 with interest rate 3.125 % which was applied for the due date xx/XX/2021. The current UPB as of the date is $xx.
The loan was originated on xx/XX/2020 with the first payment date xx/XX/2020. The required comment history is missing since origination that is from xx/XX/2020 to xx/XX/2021.
No FC and BK activity has been found in loan file.
Unable to confirm the current condition and occupancy status of the subject property. Covid-19 review is not performed in the loan as the comments are missing. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock Origination Appraisal	Field: Original CLTV Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| x.xxx% |----| x.xxxxx% Comment: "Collateral Value used for Underwriting: $xx Amount of Secondary Lien(s): $xx.xx Loan Amount: $xx CLTV = xx.xxx%. Tape Source: Initial Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: "Collateral Value used for Underwriting: $xx Loan Amount: $xx CLTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: NA   Tape Source: Initial   Tape Type:
Field: Post-Close Housing Ratio per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: NA   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx  Variance:    Variance %:    Comment: Updated as per note.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Cash Out - Other   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xxxxx (Days)   Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: xxx Tape Value: xxx Variance: -x Variance %: -x.xxxxx% Comment: NA Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan fails Compliance Ease delivery and timing test for initial Closing Disclosure dated 9/XX/2020. Document tracker is missing and 3 business days were added to get receipt date 10/XX/2020 which is less than 3 business days from the Consummation date 10/XX/2020."
* Intent to Proceed Missing  (Lvl 3)     "Intent to proceed disclosure is missing from the loan file."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape data shows that, "Aged Note"."
* Missing Appraisal (Lvl 3)     "Appraisal report is missing from the loan document."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate Lock agreement is missing from the loan file."
																																																																																							* Missing Required Disclosures (Lvl 3) "Home Loan Toolkit disclosure and Disclosure Tracking are missing from the loan file."			Elevated	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
5441600	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$142.07	$1,562.68	10/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$502.57	3.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	631	Not Applicable	42.383%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2020 with the lender MERS as nominee for xx which was recorded on xx/XX/2020.
The chain of assignment has been completed. Currently, the mortgage is MERS as nominee for xx.
No active liens and judgments have been found.
The 2nd half county taxes of 2020 have been delinquent in the amount of $142.07.	As per the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment was received on xx/XX/2021 in the amount of $502.57 for the due date of xx/XX/2021. The next due date is xx/XX/2021. The current unpaid principal balance is $xx.	xx:The loan is currently performing. As per the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment was received on xx/XX/2021 in the amount of $502.57 for the due date of xx/XX/2021. The next due date is xx/XX/2021. The current unpaid principal balance is $xx.
At the time of origination, the borrower was working as a xx in xx Services from last 17 years.
Covid related information has not been found as collection comments are missing. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: N/A. Tape Source: Initial Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: The borrower's monthly income is $x,xxx.xx after subject loan the proposed amount $xxx.xx and total non-housing Payments is $xxx.xx. Hence, the calculated DTI ratio is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Post-Close Housing Ratio per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Total subject property PITIA (P&I $ xxx.xx + Real Estate Taxes $ xxx.xx + Hazard Insurance $xx.xx + Flood Insurance $x.xx + MI $x.xx + HOA Dues $x.xx) equals $xxx.xx. Total verified monthly income equals $x,xxx.xx. Housing Ratio equals xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx  Variance:    Variance %:    Comment: The Note signed on xx/XX/xxxx reflects the property address as xx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: xxxxx (Days)   Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: xxx Tape Value: xxx Variance: -x Variance %: -x.xxxxx% Comment: N/A. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows aged note."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
99357837	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$9,715.21	$8,411.42	10/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$822.48	3.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	626	Not Applicable	34.939%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2020 with the lender MERS as nominee for xx which was recorded on xx/XX/2020.
The chain of assignment has been completed. Currently, the mortgage is MERS as nominee for xx.
No active liens and judgments have been found.
The 1st and 2nd half county taxes of 2020 have been delinquent in the amount of $ 9,715.21.	As per the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment was received on xx/XX/2021 in the amount of $822.48 for the due date of xx/XX/2021. The next due date is xx/XX/2021. The current unpaid principal balance is $xx.	xx:The loan is currently performing. As per the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment was received on xx/XX/2021 in the amount of $822.48 for the due date of xx/XX/2021. The next due date is xx/XX/2021. The current unpaid principal balance is $xx.
The loan has not been modified once since origination.
At the time of origination, the borrower was xx of xx from last 14 years.
Covid related information has not been found a collection comments are missing. xx:xx:xx	Not Applicable	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Amount of Secondary Lien(s): $x.xx. Loan Amount: $xx. CLTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. CLTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: As per Final xxxx Borrower Income is $x,xxx.xx and Total expenses are $x,xxx.xx. DTI is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Post-Close Housing Ratio per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: As per Final xxxx Borrower Income is $x,xxx.xx and Total expenses are $x,xxx.xx. Housing Ratio is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Property City   Loan Value:xx   Tape Value: xx   Variance:    Variance %:    Comment: Property City reflects xx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: xxxxx (Days)   Variance %:    Comment: The Note reflects the Maturity Date as xx/XX/xxxx.   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Remaining Term Loan Value: xxx Tape Value: xxx Variance: -x Variance %: -x.xxxxx% Comment: Stated Remaining Term reflects xxx. Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows self-employed/aged note."			Minimal	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
77668825	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$1,214.46	$1,715.38	10/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$561.03	2.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	733	Not Applicable	43.642%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2021 shows that the subject mortgage was originated in the amount of $xx on xx/XX/2020 with the lender MERS as nominee for xx which was recorded on xx/XX/2020.
The chain of the assignment has not been found.
No active judgments or liens have been found.
Taxes of 2021 have been delinquent in the amount of $1,214.46 which was due on xx/XX/2021 and good through till xx/XX/2021.
Taxes of 2021 are due on the amount of $559.57.
Taxes of 2021 have been paid in the amount of $92.70.	According to the payment history as of xx/XX/2021, the borrower is current with the loan and the last payment was received on xx/XX/2021 which was applied for xx/XX/2021 and the next due date for the payment is xx/XX/2021. The P&I is in the amount of $561.03 and PITI is in the amount of $844.30. The UPB reflected is in the amount of $xx	xx:As per the review of the servicing comments, currently, the loan is in performing and the borrower is current with the loan and the last payment was received on xx/XX/2021 which was applied for xx/XX/2021 and the next due date for the payment is xx/XX/2021. The P&I is in the amount of $561.03 and PITI is in the amount of $844.30. The UPB reflected is in the amount of $xx.
The reason for default is unable to be determined. The collection comments are missing. Therefore, COVID review has not been performed. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Post-Close DTI per xxxx Loan Value: xx.xxx% Tape Value: xx.xxx% |---| -x.xxx% |----| -x.xxxxx% Comment: Post close DTI is xx.xxx%. Tape Source: Initial Tape Type:
Field: Post-Close Housing Ratio per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Post close housing ratio is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value:xx  Variance:    Variance %:    Comment: Property address street is xx Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: xxxxx (Days)   Variance %:    Comment: xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: xxx Tape Value: xxx Variance: -x Variance %: -x.xxxxx% Comment: xxx. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Seller tape shows Homeready/Aged note."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.64% as the borrower's income was $2,212.77 and total expenses are in the amount of $965.70 and the loan was underwritten by AUS/LP (Locator#xx) and its recommendation is “Approve/Eligible” with 43.64%."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
31078632	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,862.57	10/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$601.59	2.875%	360	xx	xx	Conventional	Fixed	Refinance	xx	Unavailable	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	795	Not Applicable	19.098%	First	Unavailable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2020 with the lender MERS as nominee for xx which was recorded on xx/XX/2020.
The chain of assignment has been completed. Currently, the mortgage is MERS as nominee for xx.
No active liens and judgments have been found.
The 1st and 2nd half county taxes of 2020 have been paid in the amount of $6,862.57.	As per the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment was received on xx/XX/2021 in the amount of $601.59 for the due date of xx/XX/2021. The next due date is xx/XX/2021. The current unpaid principal balance is $xx.	xx:The loan is currently performing. As per the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment was received on xx/XX/2021 in the amount of $601.59 for the due date of xx/XX/2021. The next due date is xx/XX/2021. The current unpaid principal balance is $xx.
The loan has not been modified once since origination.
At the time of origination, the borrower was working as a xx at xx from last 6 years. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: xx.xxx%   Variance:    Variance %:    Comment: Collateral value used for underwriting: $xx. Loan Amount: $xx. CLTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral value used for underwriting: $xx. Loan Amount: $xx. LTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Tape shows Post Close DTI is xx.xx%. However Final Application documents reflects it as xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Post-Close Housing Ratio per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Tape shows Post Close Housing Ratio is xx.xxx%. However, Final Application document reflects it as xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: xxxxx (Days)   Variance %:    Comment: The Note reflects the Stated Maturity date as xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: xxx Tape Value: xxx Variance: -x Variance %: -x.xxxxx% Comment: The Note reflects the Stated Remaining Term as xxx. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed TRID tolerance test charges that cannot increase 0% and charges that in total cannot increase more than 10% test due to loan failed Initial LE estimate delivery and timing test. Initial LE dated 8/XX/2020 which is digitally received on 9/XX/2020 which is more than 3 business days from initial application date 08/XX/2020."
* Intent to Proceed Missing  (Lvl 3)     "The Intent to proceed document is missing from loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tapes shows aged note."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "A rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	No Result	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
52976564	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$2,872.33	$5,292.66	11/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,248.83	2.875%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	762	791	48.490%	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the pro-title dated xx/XX/2021, the subject mortgage was originated on xx/XX/2020 with the lender MERS as nominee for xx.
The chain of assignment has been completed. Currently, the mortgage is with MERS as nominee for xx which is recorded on xx/XX/2020.
No active liens and judgments have been found.
1st installment taxes of 2020 have been paid in the amount of $2646.33.
2nd installment taxes of 2020 have been delinquent in the amount of $2872.33.	According to the payment history as of xx/XX/2021, the borrower is current with the loan and the next due date for payment is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $1,727.06 which was applied for xx/XX/2021. The P&I is in the amount of $1,248.83 and PITI is in the amount of $1,727.06. The UPB reflected as per the payment history is in the amount of $xx.	xx:The present status of the loan is in performing and the next due date for payment is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $1,727.06 which was applied for xx/XX/2021.No evidence of post-closing foreclosure and bankruptcy have been found. The RFD is unable to be determined. The property is owner occupied.
No repairs and damages have been found. The collection comments are missing. Therefore, COVID review has not been performed. The borrower xx has been working at xx as a xx for 03 months. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Original CLTV Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| -x.xxx% |----| -x.xxxxx% Comment: Collateral value used for underwriting: $xx. Amount of secondary lien(s): $x.xx. Loan amount: $xx. CLTV=xx.xx%. Tape Source: Initial Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Collateral value used for underwriting: $xx. Loan amount: $xx. LTV (OLTV) = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Final xxxx reflects DTI xx.xxx however tape shows xx.xx%.   Tape Source: Initial   Tape Type:
Field: Post-Close Housing Ratio per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Total subject property PITIA (P&I $ x,xxx.xx + Real Estate Taxes $ xxx.xx + Hazard Insurance $xx.xx + Flood Insurance $x.xx + MI $xx.xx + HOA Dues $x.xx) equals $x,xxx.xx. Total verified monthly income equals $xx. Housing Ratio equals xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Note signed on xx/XX/xxxx reflects the property address as xx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: xxxxx (Days)   Variance %:    Comment: The Note reflects the Maturity Date as xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: xxx Tape Value: xxx Variance: -x Variance %: -x.xxxxx% Comment: Original note reflects stated remaining term as xxx. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Seller tape shows aged note."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Settlement date is different from note date (Lvl 3) "Final CD hand signed on 11/XX/2020. Notary's signature date on the Mortgage/Deed of Trust is 11/XX/2020. Note date is 11/XX/2020."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48%. The borrower's total income is $xx and total expenses are in the amount of $5459.98 The loan is underwritten using LP (Locator#xx) and its recommendation is “Accept” with DTI of 48%."		Elevated	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
97530717	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$1,454.89	$2,645.28	10/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$714.57	4.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	Unavailable	Full Documentation	Yes	xx	xx	18.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	713	Not Applicable	44.535%	First	Unavailable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2021 shows that the subject mortgage was originated in the amount of $xx on xx/XX/2021 with the lender MERS as nominee for xx which was recorded on xx/XX/2021.
The chain of the assignment has not been found.
No active judgments or liens have been found.
Taxes of 2020 have been delinquent in the amount of $1,454.89.
Taxes of 2020 have been paid in the amount of $1,322.64.	According to the payment history as of xx/XX/2021, the borrower is current with the loan and the last payment was received on xx/XX/2021 which was applied for xx/XX/2021 and the next due date for the payment is xx/XX/2021. The P&I is in the amount of $714.57 and PITI is in the amount of $996.18. The UPB reflected is in the amount of $xx.	xx:As per the review of the servicing comments, currently, the loan is in performing and according to the payment history as of xx/XX/2021, the borrower is current with the loan and the last payment was received on xx/XX/2021 which was applied for xx/XX/2021 and the next due date for the payment is xx/XX/2021. The P&I is in the amount of $714.57 and PITI is in the amount of $996.18. The UPB reflected is in the amount of $xx.
The reason for default is unable to be determined. The collection comments are missing. Therefore, COVID review has not been performed. xx:xx:xx	Not Applicable	Hazard Insurance Missing or error on the Rate Lock	Field: Original CLTV Ratio Percent Loan Value: Unavailable Tape Value: xx.xxx% |---| |----| Comment: NA. Tape Source: Initial Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: The borrower’s total monthly income is $x,xxx.xx after subject loan the proposed amount $x,xxx.xx and total non-housing payments is $xx.xx hence the calculated DTI ratio is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Post-Close Housing Ratio per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Total subject property PITIA (P&I $xxx.xx + hazard insurance $xx.xx + property taxes $xxx.xx + MI $xx.xx equals $x,xxx.xx verified monthly income equals $x,xxx.xx housing ratio equals xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xxxxx (Days)   Variance %:    Comment: Original note reflects stated maturity date as xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: xxx Tape Value: xxx Variance: x Variance %: x.xxxxx% Comment: Original note reflects stated remaining term as xxx. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "TRID Tolerance test is incomplete due to missing of Initial closing disclosure from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape reflects the issue as the credit report was expired due to which the score dropped."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 3) "Hazard insurance is missing from the loan documents."	* ComplianceEase TILA Test Failed (Lvl 2) "Finance charge disclosed on Final CD as $xx. Calculated Finance charge is $xx for an under disclosed amount of $244.80. Reason for Finance Charge under disclosure is unknown as the Fee Itemization is missing. Subject loan is a purchase, originated on 4/XX/2021 and the SOL is 1 year."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed Higher-Priced Mortgage Loan Test due to APR calculated 4.713% Exceeds APR threshold of 4.520% Over By +0.193%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "This loan has failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.535%, the borrower’s income is $2.489.23 and total expenses are in the amount of $1,108.59 and the loan was underwritten by LP xx) and its recommendation is “Accept/Eligible” with a DTI of 44.535%."		Moderate	Pass	Fail	Pass	Pass	No Result	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
6778122	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,388.46	11/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$462.65	3.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	783	764	31.405%	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2021 and was recorded on xx/XX/2021, in the amount of $xx, with MERS as nominee for xx, with Instrument#xx.

The chain of assignment has been completed; currently, the assignment is with MERS as nominee for xx.

No active judgments or liens have been found against the borrower.
1st and 2nd installments county taxes of 2020 have been paid on xx/XX/2021 & xx/XX/2021 in the amount of $2,388.46.	According to the payment history as of xx/XX/2021, the current status of the loan is performing. The last payment was received on xx/XX/2021 which was applied for the due date of xx/XX/2021 and the next due date for payment is xx/XX/2021. The P&I is in the amount of $462.65 and PITI is in the amount of $734.645. The UPB reflected as per the payment history is in the amount of $xx.	xx:The current status of the loan is performing.
According to the payment history as of xx/XX/2021, the last payment was received on xx/XX/2021 which was applied for the due date of xx/XX/2021 and the next due date for payment is xx/XX/2021. The P&I is in the amount of $462.65 and PITI is in the amount of $734.645. The UPB reflected as per the payment history is in the amount of $xx. xx are missing. Therefore, COVID review has not been performed.
As per the 1003, the borrower is working at the xx as a xx from 1.5 years. xx:xx:xx	Not Applicable	Hazard Insurance Missing DU/GUS/AUS Missing Initial Closing Disclosure Missing or error on the Rate Lock	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: The borrower's monthly income is $x,xxx.xx after Subject loan the Proposed amount $xxx.xx and Total Non-housing Payments is $xxx.xx. hence, the Calculated DTI Ratio is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Post-Close Housing Ratio per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: The borrower's monthly income is $x,xxx.xx after Subject loan the Proposed amount $xxx.xx hence, the Calculated Front debt DTI Ratio is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xxxxx (Days)   Variance %:    Comment: The Note reflects the Maturity Date as x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: xxx Tape Value: xxx Variance: x Variance %: x.xxxxx% Comment: NA Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "TRID tolerance test is incomplete due to Initial CD is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows aged note."
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "AUS report is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial Closing Disclosure is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Missing proof of hazard insurance (Lvl 3) "Hazard insurance policy is missing from the loan documents."	* ComplianceEase TILA Test Failed (Lvl 2) "Finance charge disclosed on Final CD as $xx. Calculated Finance charge is $xx for an under disclosed amount of $370.00. Reason for Finance Charge under disclosure is unknown as the Fee Itemization is missing. Subject loan is a purchase, originated on 4/XX/2021 and the SOL is 1 year."		Moderate	Pass	Fail	Pass	Pass	No Result	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
46284808	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$4,013.14	11/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$632.52	2.990%	360	xx	xx	VA	Fixed	Cash Out	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	702	765	41.015%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the pro-title dated xx/XX/2021, the subject mortgage was originated on xx/XX/2021 with the lender MERS as nominee for Mortgage 1 Incorporated.
The chain of assignment has been completed. Currently, the mortgage is with MERS as nominee for Mortgage 1 Incorporated which is recorded on xx/XX/2021.
There is a senior mortgage in the amount of xx which was recorded on xx/XX/2014 in the favor of MERS as nominee for Mortgage 1 Incorporated.
No active liens and judgments have been found.
1st installment taxes of 2021 have been paid in the amount of $4013.14.
No prior year delinquent taxes have been found.	According to the payment history as of xx/XX/2021, the borrower is current with the loan and the next due date for payment is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $1,087.67 which was applied for xx/XX/2021. The P&I is in the amount of $632.52 and PITI is in the amount of $1,087.67. The UPB reflected as per the payment history tape is in the amount of $xx	xx:The present status of the loan is in performing and the next due date for payment is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $1,087.67 which was applied for xx/XX/2021. No evidence of post-closing foreclosure and bankruptcy have been found. The RFD is unable to be determined. The property is owner occupied.
																																																																																	No repairs and damages have been found. The borrower xx has been working at xx as a xx Supervisor for 7 years. xx:xx:xx	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock		4: Unacceptable	* Loan does not conform to program guidelines (Lvl 4) "Subject loan pays off prior mortgage that may have been modified per tape defect. Original balance $130K 12/14 and new loan balance $148K 4/21. Prior payment history not available but with increasing balance for the original loan may have been in major DLQ status. Elevated for client review."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Market conditions addendum to the appraisal report is missing from the loan documents."	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
83601812	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$474.79	$1,172.23	03/XX/2020	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	$573.99	7.500%	240	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	03/XX/2018	$44,913.47	Not Applicable	4.000%	$187.71	03/XX/2018	Financial Hardship	The review of the pro-title dated xx/XX/2021 reflects that the subject mortgage was originated on xx/XX/2001 with the lender MERS as nominee for Country xx which was recorded on xx/XX/2001 for the amount of $xx.

No chain of assignment has been found.

No active liens and judgments have been found.
County 1st installment of tax for the year of 2021 has been paid partial amount for the amount $697.44 on xx/XX/2021.
County 1st installment of tax for the year of 2021 has been delinquent in the amount $474.79 on xx/XX/2021.	According to the payment history as of xx/XX/2021, the borrower is currently delinquent for 10 months with the loan. The last payment received date is xx/XX/2020, the payment applied date was xx/XX/2020 and the next due date for payment is xx/XX/2020. The P&I is in the amount of $187.71 and PITI is in the amount of $812.87. The UPB reflected as per the payment history is in the amount of $xx.	xx:The loan is in collection. According to the payment history as of xx/XX/2021, the borrower is currently delinquent for 10 months with the loan. The last payment received date is unavailable, the payment applied date was xx/XX/2020 and the next due date for payment is xx/XX/2020. The P&I is in the amount of $187.71 and PITI is in the amount of $812.87. The UPB reflected as per the payment history is in the amount of $xx.
As per the comment dated xx/XX/2021, the borrower's income is impacted due to covid-19. The subject property is occupied by the owner. No comments have been found for damage or repairs. xx:xx:The borrower had filed bankruptcy under chapter 7 with the case #xx on xx/XX/2003. The case was discharged on xx/XX/2003.	According to the modification, the loan was modified on xx2018 in between the borrower and lender. The new modified principal balance per modification is in the amount of $xx with interest rate starting at 4.00 % and borrower promises to pay P&I in the amount of $187.71 beginning on 3/XX/2018. The maturity date reflects per modification is 2/XX/2058.	Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Age of Loan Loan Value: xxx Tape Value: xxx |---| -xx |----| -x.xxxxx% Comment: Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $xxxx.xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: xxx/xxx   Tape Value: In Arrears   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: -xxx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: $xxxxx.xx   Tape Value: $x.xx   Variance: $xxxxx.xx   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xMxxMMxxxxxxxMxMMMMxxxxM   Tape Value: xxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MxxxxMMMMxMxxxxxxxMMxxMx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxx'   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: x/XX/xxxx Tape Value: xx/XX/xxxx Variance: xxxxx (Days) Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit Report is missing from loan file"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing Transfer disclosure is missing."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "Right of Rescission is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
60933964	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$2,984.50	03/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$825.43	7.250%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	04/XX/2014	$108,792.90	Not Applicable	4.000%	$673.14	04/XX/2014	Financial Hardship	The review of the updated title report dated xx/XX/2021 shows that the subject mortgage was originated on xx/XX/2002 and it was recorded on xx/XX/2002 in the amount of $xx in favor of MERS as nominee for xx.

Active junior or senior judgments/liens/mortgages:

1. There is an active junior civil judgment available in the updated title report against xx in the amount of $2,591.29 in favor of xx and it was recorded on xx/XX/2016.

2. There is an active junior Mortgage available in the updated title report in the amount of $xx in favor of MERS as nominee for xx. and it was recorded on xx/XX/2004.

3.There is an active junior HOA lien available in the updated title report against subject property in the amount of $9,694.08 in favor of xx which was recorded on xx/XX/2021.

4.There is an active junior ECB lien available in the updated title report against xx in the amount of $379.96 in favor of xx and it was recorded on xx/XX/2016.	Review of updated payment history as of xx/XX/2021, the loan is currently in delinquency for +6 months and the next due for regular payment is xx/XX/2021. The last regular payment xx has been made on xx/XX/2021 in the amount of $673.14 for the due date of xx/XX/2021. The UPB as of the date is in the amount of $xx.	xx:As per updated payment history as of xx/XX/2021, the loan is currently in delinquency for +6 months and the next due for regular payment is xx/XX/2021. The last regular payment xx has been made on xx/XX/2021 in the amount of $673.14 for the due date of xx/XX/2021. The UPB as of the date is in the amount of $xx.The loan was modified on xx/XX/2014 with the 3 step amortization with the new principal balance of $xx out of which $0.00 has been deferred and the new interest bearing principal amount is in the amount of $xx. The borrower promises to pay the initial step P&I of $673.14 with the new initial step interest rate of 4.00% beginning from xx/XX/2014 and the new maturity date is xx/XX/2032. Collection comment dated on xx/XX/2020 states that the borrower's income is impacted by Covid-19. No evidences are available in the latest 24 months servicing comments regarding foreclosure proceedings and bankruptcy. xx:xx:xx	The loan was modified on 04/XX/2014 with the 3 step amortization with the new principal balance of $xx out of which $0.00 has been deferred and the new interest bearing principal amount is in the amount of $xx. The borrower promises to pay the initial step P&I of $673.14 with the new initial step interest rate of 4.00% beginning from 04/XX/2014 and the new maturity date is 5/XX/2032.	Credit Report	Field: Age of Loan Loan Value: xxx Tape Value: xxx |---| -x |----| -x.xxxxx% Comment: Age of loan is xxx. Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx  Variance:    Variance %:    Comment: Borrower last name is xx.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not applicable.   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: xxx/xxx   Tape Value: In Arrears   Variance:    Variance %:    Comment: Interest calculation type is xxx/xxx.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xx (Days)   Variance %:    Comment: Last payment received date is x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: Payment history string is xxxxxxxxxxxxxxxxxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxx'   Variance:    Variance %:    Comment: Payment history string reversed is xxxxxxxxxxxxxxxxxxxxxxxx.   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Maturity Date Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx Variance: xx (Days) Variance %: Comment: Stated maturity date is x/XX/xxxx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Missing credit report (Lvl 2) "Credit Report is missing from loan file" * Settlement date is different from note date (Lvl 2) "Settlement date is xx/2002 which is different from note date."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
81008406	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,097.06	09/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$835.43	8.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	40.000%	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	42.631%	First	Final policy	Not Applicable	Not Applicable	01/XX/2010	$104,585.63	Not Applicable	3.375%	$546.67	02/XX/2010	Financial Hardship	Updated title dated xx/XX/2021 shows that subject mortgage was originated on xx/XX/2002 in the amount of $xx which was recorded on xx/XX/2002. No assignment of mortgage was found.
There are 2 junior judgments entered against borrower, xx in the favor of xx which was recorded on xx/XX/2012 and xx/XX/2014. There is a civil judgment entered against borrower, xx in the favor of xx. in the amount of $9823.07 which was recorded on xx/XX/2012. There is one judgment against the borrower in the favor of in the amount of $5651.38 which was recorded on xx/XX/2012. Property taxes of 2021 are due on xx/XX/2022 in the amount of $3097.06.	As per the review of payment history as of xx/XX/2021, the borrower is currently delinquent for 11 months and next due date is xx/XX/2020. The last payment was received on xx/XX/2021 in the amount of $1055.71 which was applied for the due date of xx/XX/2020. The current P&I is $625.44 and PITI is $1055.71. The UPB is $xx.	xx:The loan is currently in collection. As per the review of payment history as of xx/XX/2021, the borrower is currently delinquent for 10 months and next due date is xx/XX/2020. The last payment was received on xx/XX/2021 in the amount of $1055.71 which was applied for the due date of xx/XX/2020. The current P&I is $625.44 and PITI is $1055.71. The UPB is $xx.
As per servicing comment dated xx/XX/2021, the borrower's income was impacted by Covid-19. Covid FB plan was provided till xx/XX/2020. The tape data reflects FB plan start date xx/XX/2021.
The loan was modified on xx/XX/2010.
The post-closing details regarding the foreclosure and bankruptcy have not been found.
As per comment dated xx/XX/2021, the subject property is owner-occupied.
No damages were reported. xx:xx:xx	The Modification agreement was signed between the borrower xx and lender xx on 01/XX/2010. The new modified UPB is $xx. The borrower promises to pay the P&I in the amount of $546.67 with an step interest rate of 3.375% beginning from xx till the maturity date of 02/XX/2032. There is no deferred and forgiven amount.	Affiliated Business Disclosure Credit Report Mortgage Insurance	Field: Age of Loan Loan Value: xxx Tape Value: xxx |---| -xx |----| -x.xxxxx% Comment: Tape Source: Initial Tape Type:
Field: Interest Calculation Type   Loan Value: xxx/xxx   Tape Value: In Arrears   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xxx (Days)   Variance %:    Comment: Payment was received on xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Lender Paid MI?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: Unavailable   Tape Value: MGIC   Variance:    Variance %:    Comment: MI certificate is missing   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: As per payment history.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxx'   Variance:    Variance %:    Comment: Payment history reversed string is xxxxxxxxxxxxxxxxxxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: As per xxxx   Tape Source: Initial   Tape Type:
Field: Prepayment Penalty Indicator   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: As per prepayment rider.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: x/XX/xxxx Tape Value: xx/XX/xxxx Variance: -xxx (Days) Variance %: Comment: As per mod, the maturity date is x/XX/xxxx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* MI, FHA or MIC missing and required (Lvl 2) "This is conventional loan. As per tape data, the MI coverage is 40.00%. However, MI certificate is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit Report is missing from loan file"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business agreement disclosure missing from the loan file."
																																																																																								* Settlement date is different from note date (Lvl 2) "HUD reflects settlement date xx/2002. However, note date is xx/2002."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
96216640	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,385.64	09/XX/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,079.61	5.750%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Unavailable	Not Applicable	Not Applicable	Unavailable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	712	674	38.556%	First	Short Form Policy	Not Applicable	Not Applicable	05/XX/2015	$187,394.56	$26,969.56	4.500%	$1,082.88	06/XX/2015	Financial Hardship	Review of updated title report as of xx/XX/2021 reveals that subject mortgage was originated on xx/XX/2003 by “xx” for the amount of $xx and it was recorded on xx/XX/2003.

The chain of assignment is complete as the subject mortgage is currently assigned to “xx”.

 There is an active junior mortgage available against the subject property in the amount of $xx in favor of “xx” and it was recorded on xx/XX/2006.

No active judgments or liens have been found.

Annual county taxes of 2021 are due for xx/XX/2021 in the amount of $2,385.64.	Review of updated payment history as of xx/XX/2021 reveals that loan is currently in delinquency for 5 months and the next due for the regular payment is xx/XX/2021. The last regular payment xx was received on xx/XX/2021 in the amount of $721.21 for the due date of xx/XX/2021. The UPB as of date is in the amount of $xx.	xx:The loan is currently in delinquency for 5 months and the next due for the regular payment is xx/XX/2021. The last regular payment xx was received on xx/XX/2021 in the amount of $721.21 for the due date of xx/XX/2021. The UPB as of date is in the amount of $xx.

Comment dated xx/XX/2020 shows that borrower’s income is impacted due to covid-19.

The subject property is currently occupied by owner. There are no evidences of visible damage or repairs on the subject property.. The subject property is currently in average condition. xx:xx:According to PACER Report, xx-Glass xx had filed bankruptcy under chapter 13 with case# xx on xx/XX/2014. The case was converted from chapter 13 to chapter 7 on xx/XX/2014; however, debtor was discharged from the bankruptcy on xx/XX/2014 and the case was also closed on the same date.	The loan was modified on 5/XX/2015 with the new principal balance of $xx out of which $xx has been deferred. Thus, the new interest bearing principal balance is in the amount $xx. The borrower promised to pay the new modified monthly P&I of $1,082.88 with the new interest rate of 4.5000% beginning from 6/XX/2015 till 5/XX/2055.	Affiliated Business Disclosure	Field: Age of Loan Loan Value: xxx Tape Value: xxx |---| -x |----| -x.xxxxx% Comment: xxx Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Yes   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: No   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: xxx/xxx   Tape Value: In Arrears   Variance:    Variance %:    Comment: xxx/xxx   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xxx (Days)   Variance %:    Comment: x/XX/xxxx   Tape Source: Initial   Tape Type:
Field: Lender Paid MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: Unavailable   Tape Value: Radian   Variance:    Variance %:    Comment: UA   Tape Source: Initial   Tape Type:
Field: MI Coverage Amount   Loan Value: Not Applicable   Tape Value: xx.xxx%   Variance:    Variance %:    Comment: UA   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: Updated per pay history   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxx'   Variance:    Variance %:    Comment: Updated per pay history   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: xx.xxx%   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Maturity Date Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx Variance: xxxx (Days) Variance %: Comment: x/XX/xxxx Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
97545614	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	11/XX/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,408.70	5.875%	180	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	713	Not Applicable	26.962%	First	Final policy	Not Applicable	Not Applicable	02/XX/2017	$98,526.80	Not Applicable	2.000%	$298.36	03/XX/2017	Financial Hardship	As per the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2004 and was recorded on xx/XX/2004, in the amount of $xx with the lender MERS as nominee for xx.
The chain of assignment has been completed.  The latest assignment is with xx which was recorded on xx/XX/2016.
There is a junior mortgage open against the subject property in the favor of MERS as nominee for xx the amount of $xx which was recorded on xx/XX/2007.
No active judgments or liens have been found.
Annual town taxes of 2022 have been paid total in the amount of $4,671.96.
No prior years delinquent taxes have been found.	According to a review of the payment history as of xx/XX/2021, the borrower is currently delinquent for 10 months and the next due date for the regular payment is xx/XX/2020. The last payment was received on xx/XX/2020 total in the amount of PITI $858.61 which includes P&I $298.36 with the rate of interest of 2.00%, which was applied for the due date of xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.	xx:According to the review of the servicing comments, the loan is in the collection.
According to a review of the payment history as of xx/XX/2021, the borrower is currently delinquent for 10 months and the next due date for the regular payment is xx/XX/2020.  The last payment was received on xx/XX/2020 total in the amount of PITI $858.61 which includes P&I $298.36 with the rate of interest of 2.00%, which was applied for the due date of xx/XX/2021.  The UPB reflected in the latest payment history is in the amount of $xx.
As per the comment dated xx/XX/2020, the borrower's income was impacted by the Covid19. The borrower was approved for 6 months of forbearance plan which was started from xx/XX/2021 to xx/XX/2021.
No pertaining bankruptcy-related details have been found.
No foreclosure activity has been found.
As per the servicing comments, the subject property has been occupied by the owner. No comment pertaining to the damage on the subject property has been observed. xx:xx:xx	The step modification agreement was made onxx/2017 between the borrower “xx” and lender “xx”. The interest-bearing principal Balance is $xx with an interest rate of 2.00% which steps up in 3 steps ending at 3.50%. The borrower promises to pay the monthly P&I of $298.36 beginning from 3/XX/2017 and the maturity is dated 2/XX/2057.

Affiliated Business Disclosure Origination Appraisal	Field: Age of Loan Loan Value: xxx Tape Value: xxx |---| -xx |----| -x.xxxxx% Comment: The age of loan is xxx. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: xxx/xxx   Tape Value: In Arrears   Variance:    Variance %:    Comment: The interest calculation type is xxx/xxx.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: AS per the mod, the loan amortization type is step.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: The PH string is xxxxxxxxxxxxxxxxxxxxxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxx'   Variance:    Variance %:    Comment: The PH string reversed is xxxxxxxxxxxxxxxxxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: The post close DTI per xxxx is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx Variance: xxxxx (Days) Variance %: Comment: As per the mod, the stated maturity date is x/XX/xxxx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing Appraisal (Lvl 2) "An Appraisal report is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business form is missing from the loan file."
																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
36492661	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,783.91	03/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$733.51	5.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	$23,250.00	05/XX/2020	$96,483.48	Not Applicable	3.750%	$372.27	06/XX/2020	Financial Hardship	According to Updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2004 with the lender xx in the amount of $xx which was recorded on xx/XX/2004.
The chain of assignment has been completed. Currently, the assignment is with xx.
There is a junior mortgage originated on xx/XX/2004 in the amount of $xx with, xx and it was recorded on xx/XX/2004.
One credit card judgment is open against the borrower in the amount of $379.50 with xx Union which was recorded on xx/XX/2012.
Annual county taxes of the year 2020 have been paid.	As per review of the payment history as of xx/XX/2021, the borrower is currently delinquent for 8 months and the next due date is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $744.02 which was applied for the due date of 1/XX/21. The current P&I is $372.27 & PITI is $744.02. The UPB is $xx.	xx:The loan is currently in collections. As per review of the payment history as of xx/XX/2021, the borrower is currently delinquent for 8 months and the next due date is xx/XX/2021. xx agreement was made between on xx/XX/2020. The new modified principal balance is $xx. The borrower promises to pay the P&I in the amount of $372.27 with an interest rate of 3.750% beginning from xx/XX/2020 till the maturity date of xx/XX/2060.
As per comment dated xx/XX/2021, the reason for default is unemployment /decreased income. No any damages have been found to the subject property. The subject property is owner occupied. xx:xx:xx	The Modification agreement was made between on xx2020. The new modified principal balance is $xx. The borrower promises to pay the P&I in the amount of $372.27 with an interest rate of 3.750% beginning from xx/2020 till the maturity date of 5/XX/2060.	Affiliated Business Disclosure Credit Report Final Truth in Lending Discl. Initial Escrow Acct Disclosure Notice of Servicing Transfer	Field: Age of Loan Loan Value: xxx Tape Value: xxx |---| -x |----| -x.xxxxx% Comment: Info updated as per doc. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Info updated as per doc.   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: xxx/xxx   Tape Value: In Arrears   Variance:    Variance %:    Comment: Info updated as per doc.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xx (Days)   Variance %:    Comment: Info updated as per doc.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: Info updated as per doc.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxx'   Variance:    Variance %:    Comment: Info updated as per doc.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx Variance: xxxx (Days) Variance %: Comment: Info updated as per doc. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test.
The annual percentage rate (APR) is 5.957%. The disclosed APR of 0.000% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "As per review final truth-in-lending is missing from loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "As per review initial Escrow Disclosure is missing from loan file."
* Missing credit report (Lvl 2)     "Credit Report is missing from loan file"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "As per review Notice of Servicing Transfer is missing from loan file"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "As per review required Affiliated Business Disclosure is missing from loan file."		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
30459861	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,017.18	08/XX/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 11	xx	Not Applicable	Not Applicable	xx	Not Applicable	$851.38	6.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	635	Not Applicable	32.063%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx/XX/2021 shows that the subject mortgage was originated on xx/XX/2004 in the amount of $xx with MERS as nominee for xx and this was recorded on xx/XX/2004. There is a break in assignment from “xx” to “xx”. Currently, the assignment is with xx LLC and this was recorded on xx/XX/2013. However, it should be with “xx.”
The subject mortgage is at first lien position.
No active judgments or liens have been found.
The combined annual taxes for the year 2020 have been paid in the amount of $3875.47 on xx/XX/2020 and the combined annual taxes for the year 2021 is due in the amount of $4017.18 till xx/XX/2022.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/XX/2021, the borrower is delinquent with the loan for 6 months and the next due date for the payment is xx/XX/2021. The last payment was received in the amount of $851.38 on xx/XX/2021 which was applied to the due date of xx/XX/2021. The current unpaid principal balance is $xx till the due date of xx/XX/2021. The current P&I is $851.38, PITI is $1,251.17 and interest rate is 6.875%.	xx:The current status of the loan is collections and the next due date for the payment is xx/XX/2021. The last payment was received in the amount of $851.38 on xx/XX/2021 which was applied to the due date of xx/XX/2021. The current unpaid principal balance is $xx till the due date of xx/XX/2021. The current P&I is $851.38, PITI is $1,251.17 and interest rate is 6.875%.
According to the PACER, the debtors xx had filed for bankruptcy under chapter-11 with the case# xx on xx/XX/2016. The POC was filed on xx/XX/2016 in the POC amount is $xx and the arrearage amount is $2,397.77. The case was dismissed on xx/XX/2017 and terminated on xx/XX/2017.
 The comment dated xx/XX/2020 shows that the reason for default is curtailment of income.
The loan has not been modified since origination.
No evidences have been found regarding the foreclosure proceedings on the subject property in the available servicing comments.
No comment pertaining to damage to the subject property has been observed.
As per review of latest BPO dated xx/XX/2021, the subject property owner occupied and is in average condition. xx:xx:According to the PACER, the debtors xx had filed for bankruptcy under chapter-11 with the case# xx on xx/XX/2016. The POC was filed on xx/XX/2016 in the POC amount is $xx and the arrearage amount is $2,397.77. The case was dismissed on xx/XX/2017 and terminated on xx/XX/2017.	Not Applicable	Affiliated Business Disclosure Missing Required State Disclosures	Field: Age of Loan Loan Value: xxx Tape Value: xxx |---| -x |----| -x.xxxxx% Comment: Age of loan is xxx. Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: BK has been closed on x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: xxx/xxx   Tape Value: In Arrears   Variance:    Variance %:    Comment: xxx/xxx.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xxx (Days)   Variance %:    Comment: Last payment mane on x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -x (Days)   Variance %:    Comment: Original appraisal date is x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: PH string xxxxxxxxxxxxxxxxxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxx'   Variance:    Variance %:    Comment: PH string reversed xxxxxxxxxxxxxxxxxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: x.xxx% Variance %: x.xxxxx% Comment: Post close DTI is xx.xxx%. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing Required State Disclosures (Lvl 2) "The property is located in state of xx. The following required State Disclosures are missing in the loan file.
1. TX Loan Agreement Notice
2. Commitment Requirement/Anti-Tying
3. TILA Disclosures in Spanish
4. Home Equity Consumer Disclosure
5. Home Equity Loan Interest and Fees Preclosing Disclosure
6. Home Equity Loan Copies of Documents
7. Home Equity Loan Rescission Notice
8. Fair Market Value of Homestead Property Acknowledgment
9. Home Equity Loan Notice of Address for Borrower Notification of Violation
10. Choice of Insurance Notice
11. Collateral Protection Insurance Disclosure
12. Non-Deposit Investment Product Disclosure Are there any promotional materials?
13. Insurance Solicitation/Post Commitment Requirement
14. Construction Loan Disclosure"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
																																																																																								* Settlement date is different from note date (Lvl 2) "The loan was originated on xx/2008 and settled on 4/XX/2008."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
37111940	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,129.78	12/XX/2020	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$553.78	7.500%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	639	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	08/XX/2016	$69,077.91	Not Applicable	3.750%	$278.06	09/XX/2016	Financial Hardship	The review of the updated title report dated xx/XX/2021 the subject mortgage was originated on xx/XX/2004 with xx & recorded on xx/XX/2004.

There is a xx Judgment in the favor of xx recorded on xx/XX/2016 in the amount of $3,557.95.

Annual county taxes for the 2020 have been paid in full in the amount of $3,129.78 on xx/XX/2021.	According to the payment history as of xx/XX/2021 the last payment date was xx/XX/2020 and the next due date for payment is xx/XX/2021. The P&I is in the amount of $278.06 and PITI is in the amount of $705.86 The UPB reflected as per the payment history is in the amount of $xx.	xx:The loan is in collections. xx for default is curtailment of income.
According to the payment history as of xx/XX/2021 the last payment date was xx/XX/2020 and the next due date for payment is xx/XX/2021. The P&I is in the amount of $278.06 and PITI is in the amount of $705.86 The UPB reflected as per the payment history is in the amount of $xx.

According to the PACER, the borrower xx had filed bankruptcy under chapter-7 with the case# xx on xx/XX/2005.The last filing date is xx/XX/2006.The plan was  discharged on xx/XX/2006 and terminated on xx/XX/2006.No information has been found related to foreclosure.

The property is owner occupied and in good condition. No information has been found related damage or repairs. xx:xx:According to the PACER, the borrower xx had filed bankruptcy under chapter-7 with the case# xx on xx/XX/2005.The last filing date is xx/XX/2006.The debtor had discharged on xx/XX/2006 and terminated on xx/XX/2006.	This modification agreement was made between Lender xx, and Borrower xx on xx/2016. As per the modified term, the new principal balance is $xx. The borrower promises to pay $278.06 monthly with a modified interest rate of 3.750% beginning from 9/XX/2016 with a maturity date of 8/XX/2056.	Affiliated Business Disclosure Notice of Servicing Transfer Right of Rescission	Field: Age of Loan Loan Value: xxx Tape Value: xxx |---| -x |----| -x.xxxxx% Comment: Age of Loan is xxx. Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: BK was filed.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: xxx/xxx   Tape Value: In Arrears   Variance:    Variance %:    Comment: Interest Calculation type is xxx/xxx.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: PH string reversed is xxxxxxxxxxxxxMMMMMMM.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxx'   Variance:    Variance %:    Comment: PH string reversed is xxxxxxxxxxxxxMMMMMMM.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Post close per xxxx is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx Variance: xxxx (Days) Variance %: Comment: Stated Maturity date is x/XX/xxxx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA finance charge test.

This loan failed the TILA foreclosure rescission finance charge test.

This loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: Result: FAIL; Loan Data: $xx; Comparison Data: $xx; Variance: -$1,652.86.

TILA Foreclosure Rescission Finance Charge Test: Result: FAIL; Loan Data: $xx; Comparison Data: $xx; Variance: -$1,652.86.

TILA APR Test: Result: FAIL; Loan Data: 7.500% Comparison Data: 7.677% ; Variance:-0.177%.

This loan failed the TILA finance charge test.
The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate because it is understated by more than $100.

This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate for purposes of rescission because it is understated by more than $35.

This loan failed the TILA APR test.
The annual percentage rate (APR) is 7.677%. The disclosed APR of 7.500% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required Affiliated Business Disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
16015561	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$822.45	03/XX/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$404.52	6.500%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	644	Not Applicable	47.503%	First	Short Form Policy	Not Applicable	Not Applicable	05/XX/2020	$48,794.06	Not Applicable	6.500%	$285.67	06/XX/2020	Financial Hardship	According to the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2005 with the lender xx in the amount of $xx which was recorded on xx/XX/2005 with Book/Page#xx.

The chain of assignment has been completed. The last assignment is with xx which was recorded on xx/XX/2019.

There is a senior mortgage that originated on xx/XX/1993 with lender xx in the amount of $xx which was recorded on xx/XX/1993.

There are two civil judgments against the borrower in the favor of xx in the total amount of $8,970.82 which was recorded on xx/XX/2008 and xx/XX/2015.

County 1st and 2nd installment taxes of 2021 have been paid in the amount of $386.99 on xx/XX/2021 and $435.46 on xx/XX/2021. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/XX/2021, the borrower is delinquent for 10 months with the loan. The last payment was received on xx/XX/2021 which was applied to xx/XX/2020. The next due date for payment is xx/XX/2020. The borrower pays the P&I is in the amount of $285.67 and PITI is in the amount of $563.54. The current UPB reflected is in the amount of $xx.	xx:As per the review of collection comments, the current status of the loan in collections. According to the payment history as of xx/XX/2021, the borrower is delinquent for 10 months with the loan. The next due date for payment is xx/XX/2020. The current UPB reflected is in the amount of $xx. The collection comment dated xx/XX/2021 states the reason for default is curtailment of income. The collection comment dated xx/XX/2020 states the borrower’s income was impacted by covid-19 pandemic. The last FB plan was provided on xx/XX/2021. The collection comment dated xx/XX/2021 states the trial modification has been approved for 3 months that began from xx/XX/2021 to xx/XX/2021 with monthly installment of $499.51. The BPO report xx dated xx/XX/2021 states the subject property is owner-occupied and the property is in average condition with no repairs noted. xx:xx:According to the PACER, the borrower xx had filed for bankruptcy under chapter-13 with case#xx on xx/XX/2006. The schedule D of xx shows that the amount of claim without deducting the value of the collateral is $xx and the value of the collateral is $xx; therefore, there is no unsecured portion. The chapter-13 plan was confirmed on xx/XX/2006. The debtor was supposed to pay the amount of $233.00 per month for 60 months under the chapter 13 plan. xx of Claim filed on xx/XX/2006 under claim#6-1. The total amount of secured claim is $xx and the amount of arrearage is $2,339.63. The case was discharged on xx/XX/2011 and terminated on xx/XX/2011.	The loan modification agreement made between borrower xx (Borrower) and xx (Lender) on xx/2020. As per the modified terms, the new principal balance is $xx. The borrower promises to pay $285.67 monthly with modified interest rate of 6.500% beginning from 06/XX/2020 with a maturity date of 05/XX/2060.	Affiliated Business Disclosure Notice of Servicing Transfer	Field: Age of Loan Loan Value: xxx Tape Value: xxx |---| -xx |----| -x.xxxxx% Comment: Age of Loan is xxx months. Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Yes   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: xxx/xxx   Tape Value: In Arrears   Variance:    Variance %:    Comment: Interes calucaltion type is xxx/xxx   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: xxx (Days)   Variance %:    Comment: Last payment received date is x/XX/xxxx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: Payment history string is xxxxxxxxxxxxxxxxxxxxxxxx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxx'   Variance:    Variance %:    Comment: Payment history string reversed is xxxxxxxxxxxxxxxxxxxxxxxxxxx   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Post-Close DTI per xxxx is xx.xxx%   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx Variance: xxxx (Days) Variance %: Comment: Stated maturity date is x/XX/xxxx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "TILA Finance Charge Test: FAIL
Loan Data $xx Comparison Data $xx Variance -$582.90

TILA Foreclosure Rescission Finance Charge Test: FAIL
Loan Data $xx Comparison Data $xx Variance -$582.90"
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: FAIL
Loan Data $xx Comparison Data $xx Variance -$582.90
This loan failed the TILA finance charge test.( 12 CFR §1026.38(o)(2) )
The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate because it is understated by more than $100.

TILA Foreclosure Rescission Finance Charge Test: FAIL
Loan Data $xx Comparison Data $xx Variance -$582.90
This loan failed the TILA foreclosure rescission finance charge test. ( 12 CFR §1026.23(h) , transferred from 12 CFR §226.23(h) )
The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate for purposes of rescission because it is understated by more than $35."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "An affiliated business disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
88125682	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,442.13	10/XX/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,102.33	6.500%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	683	Not Applicable	41.596%	First	Final policy	Not Applicable	$32,700.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2021 shows that the subject mortgage was originated on xx/XX/2005 and was recorded on xx/XX/2005 with instrument# xx in the amount of $xx in favor of MERS as nominee for xx.
No active judgments/liens have been found in the updated title report against the borrower/subject property.

There is one junior mortgage open against the property in the amount of $xx which was recorded on xx/XX/2005 in favor of MERS as nominee for xx.

2021 county 1st taxes are paid off in the amount of $3,442.13 on xx/XX/2021.

No prior year delinquent taxes have been found in the updated title report.	Review of the payment history dated as of xx/XX/2021 reveals that borrower has been the delinquent for 5 months. The last payment was received in the amount of $1.545.11 on xx/XX/2021 which was applied for the due date of xx/XX/2021. The next due date is xx/XX/2021. Current UPB as of date reflects in the provided payment history is in the amount of $xx and current interest rate as per payment history is 6.500%.	xx:Loan currently is in bankruptcy. Provided payment history as of xx/XX/2021, reveals that the loan is in delinquency for 4 months and the UPB as of the data is in the amount of $xx.

Review of the payment history dated as of xx/XX/2021 reveals that borrower has been the delinquent for 5 months. The last payment was received in the amount of $1.545.11 on xx/XX/2021 which was applied for the due date of xx/XX/2021. The next due date is xx/XX/2021. Current UPB as of date reflects in the provided payment history is in the amount of $xx and current interest rate as per payment history is 6.500%.

The debtor xx had filed Bankruptcy under chapter-13 on xx/XX/2019 with the Case# xx and the plan was confirmed on xx/XX/2019. xx-D in Voluntary petition shows that the unsecured amount is $1,452.00 out of secured claim in the amount of $xx and with collateral of $xx. This plan was confirmed on xx/XX/2019.
The POC was filed on xx/XX/2019 with the secured claim of $xx with an arrearage of $4,205.95. xx:xx:The debtor xx had filed Bankruptcy under chapter-13 on xx/XX/2019 with the Case# xx and the plan was confirmed on xx/XX/2019. xx-D in Voluntary petition shows that the unsecured amount is $1,452.00 out of secured claim in the amount of $xx and with collateral of $xx. This plan was confirmed on xx/XX/2019.
The POC was filed on xx/XX/2019 with the secured claim of $xx with an arrearage of $4,205.95.	Not Applicable	Affiliated Business Disclosure Notice of Servicing Transfer	Field: Age of Loan Loan Value: xxx Tape Value: xxx |---| -x |----| -x.xxxxx% Comment: xxx. Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Bankruptcy   Tape Value: Collections, >= xxx Days   Variance:    Variance %:    Comment: Bankruptcy.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Does Lender G/L Require MI Not Applicable.   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: xxx/xxx   Tape Value: In Arrears   Variance:    Variance %:    Comment: Interest Calculation Type is xxx/xxx.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xxx (Days)   Variance %:    Comment: xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: Payment history string is xxxxxxxxxxxxxxxxxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxx'   Variance:    Variance %:    Comment: Payment history string reversed is xxxxxxxxxxxxxxxxxxxxxxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: x.xxx% Variance %: x.xxxxx% Comment: xx.xxx%. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of Servicing Transfer disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
79575076	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$4,595.78	04/XX/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,434.90	6.375%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	46.343%	First	Final policy	Not Applicable	Not Applicable	07/XX/2016	$320,488.02	Not Applicable	3.875%	$1,314.64	07/XX/2016	Financial Hardship	Review of updated title report dated xx/XX/2021 shows subject mortgage was originated on xx/XX/2005 in the amount of $xx with xx and it was recorded on xx/XX/2005.
The chain of assignment has been completed as currently the assignment is with xx.
One junior mortgage found opened in the amount of $xx recorded on xx/XX/2006 which is in the favor of xx Judgments and Liens;
1) Credit card judgment found pending against the borrower recorded on xx/XX/2011 in the amount of $xx which is in the favor of xx, N.A.
2) Civil judgment found pending against the borrower recorded on xx/XX/2021 in the amount of $xx which is in the favor of xx.
1) 1st installment town taxes have been paid in the amount of 1,148.87 on xx/XX/2021.
2) 2nd installment town taxes have been paid in the amount of 1,148.87 on xx/XX/2021.
No any prior year taxes are delinquent as per updated title report.	Review of payment history as of dated xx/XX/2021 shows that the borrower is not making regular payments. The loan payments are currently 8 months in delinquency. The next due date is xx/XX/2021. The last payment was received on xx/XX/2021 in the total amount of $1,935.99 for the due date of xx/XX/2021. The unpaid principal balance according to payment history is in the amount of $xx. The current interest rate is 3.875% with P&I in the amount of $1,137.07.	xx:Available collection comments and payment history shows that the borrower is not making regular payments. The loan payments are currently 8 months in delinquency. The next due date is xx/XX/2021. The last payment was received on xx/XX/2021 in the total amount of $1,935.99 for the due date of xx/XX/2021. The unpaid principal balance according to payment history is in the amount of $xx. The current interest rate is 3.875% with P&I in the amount of $1,137.07. xx agreement was made between borrower and lender on effective date of xx/XX/2016.
The borrower promises to pay the new UPB of $xx with interest rate of 3.875% and P&I of $1,314.64 beginning from first payment date on xx/XX/2016 till the maturity date of xx/XX/2056.
The foreclosure was not initiated in the loan.
The borrower xx had filed bankruptcy under 7 with the case# xx on xx/XX/2011. But, the case was discharged on xx/XX/2012 and terminated on xx/XX/2015.
Collection comment dated xx/XX/2021 shows that currently the borrower was not working / unemployed. Hence, the covid forbearance plan was given to borrower with the start date of xx/XX/2021 and end date of xx/XX/2021.
The subject property is in average condition. No visible damages or repairs have been observed in the subject property. xx:xx:According to the PACER, the debtor xx had filed bankruptcy under 7 with the case# xx on xx/XX/2011. But, the case was discharged on xx/XX/2012 and terminated on xx/XX/2015. Bankruptcy motion for relief from stay was filed on xx/XX/2011.	Loan Modification agreement was made between borrower and lender on effective date of xx2016. The borrower promises to pay the new UPB of $xx with interest rate of 3.875% and P&I of $1,314.64 beginning from first payment date on 07/XX/2016 till the maturity date of 06/XX/2056.	Affiliated Business Disclosure Credit Report	Field: Age of Loan Loan Value: xxx Tape Value: xxx |---| -x |----| -x.xxxxx% Comment: Age of loan is xxx. Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: BK has been close in xxxx.   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $xxxxx.xx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: xxx/xxx   Tape Value: In Arrears   Variance:    Variance %:    Comment: Interest calculation type is xxx/xxx.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xx (Days)   Variance %:    Comment: Last payment received date is x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xMMxMMxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: PH string is xxxxxxxxxxxxxxxxxxxxxMMM.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxxxMMxMMx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxx'   Variance:    Variance %:    Comment: PH string reversed is MMMxxxxxxxxxxxxxxxxxxxxx   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: xx.xxx%   Variance %: xx.xxxxx%   Comment: Post close DTI per xxxx xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx Variance: xxxx (Days) Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "The ComplianceEase risk indicator is "Moderate" as the loan is failing for TILA Finance Charge Test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan is failing for TILA Finance Charge Test as;
The loan data is $xx, the comparison data is $xx, and the variance is -$169.35.
This loan failed the TILA finance charge test.( 12 CFR §1026.38(o)(2) )The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate because it is understated by more than $100."
* Missing credit report (Lvl 2)     "Credit Report is missing from loan file"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$28,500.00	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
65887906	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$4,679.31	10/XX/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,197.86	5.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	739	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	10/XX/2010	$205,394.86	$10,116.71	4.750%	$866.50	05/XX/2010	Financial Hardship	According to the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2005 and recorded on xx/XX/2005 with the lender MERS as nominee for xx for the amount of $xx.
There are two state tax liens against the borrower in the favor of xx in the total amount of $1,453.40.
1st and 2nd installment of county taxes of 2020 have been paid off in the amount of $4,679.31.
No, any prior year delinquent taxes have been found.	According to latest payment history as of xx/XX/2021, the borrower is currently delinquent for 11 months and the next due date is xx/XX/2020. The last payment was received on xx/XX/2020 in the amount of $1446.19. The unpaid principal balance is reflected in the amount of xx.	xx:According to latest payment history as of xx/XX/2021, the borrower is currently delinquent for 11 months and the next due date is xx/XX/2020. The last payment was received on xx/XX/2020 in the amount of $1446.19. The unpaid principal balance is reflected in the amount of xx.

Bankruptcy was not filed.

No information has been found regarding the foreclosure.

The subject property has been occupied by the owner. xx:xx:xx	The modification agreement dated xx/2010 the new modified principal balance is $xx. Deferred balance is in the amount of $xx and interest beaning amount is $xx. The borrower promises to pay the P&I in the amount of $591.35 with an interest rate of 2.000% beginning from 5/XX/2010 till the maturity date of 4/XX/2050. This is a step modification and 4 steps ending at 4.750%.	Credit Application Origination Appraisal	Field: Age of Loan Loan Value: xxx Tape Value: xxx |---| -xx |----| -x.xxxxx% Comment: Tape Source: Initial Tape Type:
Field: Interest Calculation Type   Loan Value: xxx/xxx   Tape Value: In Arrears   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxx'   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Maturity Date Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx Variance: xxxx (Days) Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Application Missing (Lvl 2) "Application is missing from the loan file." * Missing Appraisal (Lvl 2) "Appraisal is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
47303774	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	XX	$0.00	$3,725.93	03/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,405.95	6.375%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	04/XX/2019	$194,998.23	Not Applicable	5.000%	$940.27	04/XX/2019	Financial Hardship	According to the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2005 and was recorded on xx/XX/2005, in the amount of $xx with xx

The chain of assignment has not been completed as no assignment has been found.

The subject mortgage is in lower lien position as there are 3 HOA liens against the subject property in favor of xx, recorded on xx/XX/2020, xx/XX/2021 and xx/XX/2021 for the total amount of $4,559.47.

There is one junior mortgage active in the favor of xx in the amount of $xx, originated on xx/XX/2007 and recorded on xx/XX/2007.

Annual combined taxes of 2021 have been paid in the amount of $3,725.93 on xx/XX/2021.

No prior year delinquent taxes have been found.	According to payment history as of xx/XX/2021, the borrower is currently delinquent for 5 months and the next due date for payment is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $1,366.12 which was applied for due date xx/XX/2021. The current P&I is in the amount of $940.27 and current PITI is in the amount of $1,366.12 with an interest rate of 5.000%. The current UPB reflected as per the payment history is in the amount of $xx.	xx:According to servicing comments, the loan is in collection.

According to payment history as of xx/XX/2021, the borrower is currently delinquent for 5 months and the next due date for payment is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $1,366.12 which was applied for due date xx/XX/2021. The current P&I is in the amount of $940.27 and current PITI is in the amount of $1,366.12 with an interest rate of 5.000%. The current UPB reflected as per the payment history is in the amount of $xx.

The loan modification agreement was made on xx/XX/2019 with the new principal balance is in the amount of $xx and the borrower has promised to pay the new P&I $940.27 with the interest rate of 5.000% beginning from xx/XX/2019 till the maturity date of xx/XX/2059. The interest bearing amount is $xx.

As per comment dated xx/XX/2020, the subject property is owner occupied. No comment pertaining to the damage on the subject property has been observed.

As per the comment dated xx/XX/2021, borrower's income is impacted by covid-19.

No foreclosure activity has been found.

No post close bankruptcy record has been found. xx:xx:xx	The loan modification agreement was made on xx/2019 with the new principal balance is in the amount of $xx and the borrower has promised to pay the new P&I $940.27 with the interest rate of 5.000% beginning from xx/2019 till the maturity date of 3/XX/2059. The interest bearing amount is $xx.

Credit Application Credit Report Final Truth in Lending Discl. Initial Escrow Acct Disclosure Origination Appraisal Right of Rescission	Field: Age of Loan Loan Value: xxx Tape Value: xxx |---| -x |----| -x.xxxxx% Comment: Age of loan is xxx months. Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $xxxx.xx   Variance:    Variance %:    Comment: Deferred balance amount is $x,xxx.xx.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: xxx/xxx   Tape Value: In Arrears   Variance:    Variance %:    Comment: Interest calculation type is xxx/xxx.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xx (Days)   Variance %:    Comment: Last payment received date is x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: Payment history string is xxxxxxxxxxMMMMMMxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxx'   Variance:    Variance %:    Comment: Payment history string reversed is xxxxxxxxxxMMMMMMxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: x/XX/xxxx Tape Value: xx/XX/xxxx Variance: xxxx (Days) Variance %: Comment: Stated maturity date is x/XX/xxxx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The final 1003 as well as 1008 missing in the loan file. However, values are taken as note date and loan amount."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Federal TILA
TILA APR Test: FAIL"
* ComplianceEase TILA Test Failed (Lvl 2)     "Federal TILA
TILA APR Test: FAIL
This loan failed the TILA APR test. ( 12 CFR §1026.22(a)(2), (4) , transferred from 12 CFR §226.22(a)(2), (4) )
The annual percentage rate (APR) is 6.375%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit Report is missing from loan file."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from the loan file."
																																																																																								* Settlement date is different from note date (Lvl 2) "As per the note the transaction date is xx/2005, however; as per the HUD-1 settlement date is xx/2005 which is different from the note date."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
44005927	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	$0.00	$4,012.08	10/XX/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$2,116.05	6.750%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Financial Hardship	Review of updated title report dated xx/XX/2021 shows subject mortgage was originated on xx/XX/2006 in the amount of $xx with MERS as nominee for xx, and it was recorded on xx/XX/2006.

The chain of assignment is complete. The loan is currently the assignment with xx.

There are three assessment liens with xx, recorded on xx/XX/1991, xx/XX/1994 & xx/XX/2001 in the amount of $319.12, and $413.51 respectively.

First half combined taxes of 2021/2022 are due in the amount of $2,006.04 on xx/XX/2021.
Second half combined taxes of 2021/2022 are due in the amount of $2,006.04 on xx/XX/2022.

No any prior year taxes are delinquent as per updated title report.	The review of updated payment history as of xx/XX/2021, the subject loan is currently delinquent for 4 months and the next due date of payment is xx/XX/2021. The last payment xx was received on xx/XX/2021 in the amount of $1,755.59 which applied for xx/XX/2021. The current P&I is $1,126.59 with an interest rate of 4.000%. The UPB as of the date is mentioned in the updated payment history is in the amount of $xx and deferred balance in the amount of $xx.	xx:The review of the collection comment shows that the loan is in collection and the next due date for the payment is xx/XX/2021. The debtor xx had filed for bankruptcy under chapter-7 with the case# xx on xx/XX/2012. The case was discharged on xx/XX/2013 and terminated on xx/XX/2013. The POC was not filed. MFR was filed on xx/XX/2012.

No foreclosure has been noted.

The review of updated payment history as of xx/XX/2021, the subject loan is currently delinquent for 4 months and the next due date of payment is xx/XX/2021. The last payment xx was received on xx/XX/2021 in the amount of $1,755.59 which applied for xx/XX/2021. The current P&I is $1,126.59 with an interest rate of 4.000%. The UPB as of the date is mentioned in the updated payment history is in the amount of $xx and deferred balance in the amount of $xx.
As per the comment dated xx/XX/2020 the borrower has been impacted by covid-19. FB plans ran and were extended several times from xx/XX/2020.
As per review of latest BPO dated xx/XX/2021, the subject property owner occupied and is in average condition. Information regarding the damage and repair is not available in the latest servicing comments. xx:xx:According to the PACER, the debtor xx had filed for bankruptcy under chapter-7 with the case# xx on xx/XX/2012. The case was discharged on xx/XX/2013 and terminated on xx/XX/2013. The POC was not filed. MFR was filed on xx/XX/2012.	This is a conventional fixed rate mortgage with P&I of $2,116.05 with the rate of interest 6.750% and a maturity date of the loan is 6/XX/2036. The P&I as per updated payment history as of the dated 10/XX/2021 is $1,126.38 and rate of interest is 3.625%. However, there is a reduction in P&I and rate of interest with respect to original Note data which seems that there would be a possible loan modification but an executed copy of such loan modification agreement is missing from the loan file. There is a loan modification is 2013 but P&I and rate of interest does not match with this MOD.	Credit Report Missing Required State Disclosures	Field: Last Payment Received Date Loan Value: xx/XX/xxxx Tape Value: x/XX/xxxx |---| xxx (Days) |----| Comment: Last payment received on xx/XX/xxxx Tape Source: Initial Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indicator Loan Value: Unavailable Tape Value: No Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing credit report (Lvl 2) "Credit report is missing from the given loan file."
* Missing Required State Disclosures (Lvl 2)     "The property is located in state of xx. The following required State Disclosure is missing in the loan file.
1. Impound Account Disclosure
2. Cosigner Notice
3. Private Mortgage Insurance Disclosure
4. Earthquake Disclosure forCondominiums
5. Hazard Insurance Disclosure
6. Insurer Recommendation Disclosure
7. CA Fair Lending Notice
8. Anti-Tying Disclosure
9. Privacy Notice
10. Notice of Right to Copy of Appraisal
11. Application for Credit-Married Persons
12. Fair Debt Collection Notice
																																																																																								13. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
24741379	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$0.00	$0.00	10/XX/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,227.47	6.750%	360	xx	xx	Conventional	ARM	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	740	Not Applicable	28.074%	First	Final policy	Not Applicable	Not Applicable	12/XX/2016	$191,362.36	Not Applicable	3.625%	$755.73	12/XX/2016	Financial Hardship	According to the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2006 in the favor of “xx.” in the amount of $xx and this was recorded on xx/XX/2006. The chain of the assignment has been completed and currently, the assignment is with “xx, and Existing under the Laws of xx States of America” which was recorded on xx/XX/2016. The subject mortgage is at first lien position. No active judgments or liens have been found. The county first and second installment taxes for the year 2022 have been paid in the amount of $539.20. The county third installment taxes for the year 2022 is due in the amount of $268.07 till xx/XX/2022 and fourth installment is due in the amount of $268.07 till xx/XX/2022. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/XX/2021, the borrower is current with the loan and the next due date for the payment is xx/XX/2021. The last payment was received in the amount of $755.73 on xx/XX/2021 which was applied to the due date of xx/XX/2021. The current unpaid principal balance is $xx till the due date of xx/XX/2021. The current P&I is $755.73, PITI is $894.88 and interest rate is 3.625%.	xx:The current status of the loan is collections and the next due date for the payment is xx/XX/2021. The last payment was received in the amount of $755.73 on xx/XX/2021 which was applied to the due date of xx/XX/2021. The current unpaid principal balance is $xx till the due date of xx/XX/2021. The current P&I is $755.73, PITI is $894.88 and interest rate is 3.625%.
The comment dated xx/XX/2021 shows that the reason for default is curtailment of income. No further information is available.
The loan modification agreement was made between the borrower and lender on xx/XX/2016. The new principal balance is $xx and the borrower has promised to pay the monthly payment in the amount of $755.73 at the rate of interest 3.625%. The payment had begun from xx/XX/2016 that is to be ended with the stated maturity date of xx/XX/2056.
According to the PACER report, the debtor had filed bankruptcy under chapter 13 with case#xx on xx/XX/2016. The plan was confirmed on xx/XX/2017 and the debtor was discharged on xx/XX/2020. The “xx Report” dated xx/XX/2019 shows that the total asserted claim is in the amount of $xx. However, the borrower has been paid in the amount of $xx. The case has been terminated on xx/XX/2020. xx:xx:According to the PACER report, the debtor had filed bankruptcy under chapter 13 with case#xx on xx/XX/2016. The plan was confirmed on xx/XX/2017 and the debtor was discharged on xx/XX/2020. The “xx Report” dated xx/XX/2019 shows that the total asserted claim is in the amount of $xx. However, the borrower has been paid in the amount of $xx. The case has been terminated on xx/XX/2020.
As per the chapter 13 trustees final report dated xx/XX/2019, the creditor xx have been paid in the amount of $xx.	The loan modification agreement was made between the borrower and lender on xx/2016. The new principal balance is $xx and the borrower has promised to pay the monthly payment in the amount of $755.73 at the rate of interest 3.625%. The payment had begun from 12/XX/2016 that is to be ended with the stated maturity date of 11/XX/2056.

Affiliated Business Disclosure Loan Program Info Disclosure	Field: Age of Loan Loan Value: xxx Tape Value: xxx |---| -x |----| -x.xxxxx% Comment: Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: xxx/xxx   Tape Value: In Arrears   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xxx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $xxxx.xx   Tape Value: $xxxx.xx   Variance: $xxx.xx   Variance %: xx.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxx'   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -xx.xxx%   Variance %: -xx.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Prepayment Penalty Indicator   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xxxx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Total Balance of Junior Lien(s) Loan Value: Not Applicable Tape Value: $xxxxx.xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not signed by the borrower."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "“This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
																																																																																								* Settlement date is different from note date (Lvl 2) "The loan was originated on xx/2006 and settled onxx2006."		Elevated	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
88256928	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,383.78	09/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$641.69	7.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	792	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	08/XX/2018	$72,823.86	Not Applicable	7.875%	$633.02	09/XX/2018	Financial Hardship	The review of the updated title report dated xx/XX/2021 shows that the subject mortgage was originated on xx/XX/2006 and it was recorded on xx/XX/2006 in the amount of $xx in favor of MERS as nominee for xx.
The chain of assignment is completed as the subject mortgage is still with the lender, xx.

No active judgments/liens have been found in the updated title report against the borrower/subject property.

The annual county taxes for 2021 have been due in the amount of $1,004.91 on xx/XX/2022.

The annual county taxes for 2020 have been due in the amount of $1,378.87 on xx/XX/2022.	Review of updated payment history as of xx/XX/2021, the loan is currently in delinquency for +05 months and the next due for regular payment is xx/XX/2021. The last regular payment xx has been made on xx/XX/2021 in the amount of $633.02 for the due date of xx/XX/2020. The UPB as of the date is in the amount of $xx.	xx:As per the review of the servicing comments the loan is in the collections and the borrower is delinquent with the loan for +5 months. The last payment was received on xx/XX/2021 which was applied for xx/XX/2021 and the next due date for the payment is xx/XX/2021. The P&I is the amount of $633.02 and PITI is in the amount of $971.46.The UPB reflected as per the updated payment history is in the amount of $xx.
The loan was modified on xx/XX/2018 with new principal balance of $xx. The borrower promises to pay the new modified P&I of $633.02 with the new fixed interest rate of 7.8750% beginning from xx/XX/2018 to the new maturity date of xx/XX/2036.
As per the comment the subject property has been occupied by owner.
As per collection comment dated xx/XX/2020 shows that the reason for default of the borrower is curtailment of income. The latest BPO is not available .Recent servicing comments do not reflect any damage. xx:xx:xx	The loan was modified on 08/XX/2018 with new principal balance of $xx. The borrower promises to pay the new modified P&I of $633.02 with the new fixed interest rate of 7.8750% beginning from xx/2018 to the new maturity date of 07/XX/2036.	Field: Age of Loan Loan Value: xxx Tape Value: xxx |---| -x |----| -x.xxxxx% Comment: Age of loan is "xxx". Tape Source: Initial Tape Type:
Field: Borrower #x First Name   Loan Value: Not Applicable   Tape Value: LUIS   Variance:    Variance %:    Comment: Borrower #x first name is "Not Applicable".   Tape Source: Initial   Tape Type:
Field: Borrower #x Last Name   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Borrower #x last name is "Not Applicable".   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: xxx/xxx   Tape Value: In Arrears   Variance:    Variance %:    Comment: Interest calculation type is "xxx/xxx".   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: xxx (Days)   Variance %:    Comment: Last payment received date is "x/XX/xxxx".   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: Payment history string is "xxxxxxxxxxxxxxxxxxxxxxxx".   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx Tape Value: xxxxxxxxxxxxxxxxxxxxxxx' Variance: Variance %: Comment: Payment history string reversed is "xxxxxxxxxxxxxxxxxxxxxxxx". Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "ComplianceEase risk indicator is "Elevated" factor as follow:
																																																																																								This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
22977396	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,542.47	11/XX/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$556.18	6.750%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	11/XX/2015	$80,259.93	Not Applicable	6.750%	$484.25	12/XX/2015	Financial Hardship	According to the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2006 in the amount of $xx which is held by “xx” and this was recorded on xx/XX/2006.
No assignment has been found.
The subject mortgage is at first lien position.
As per subordination agreement dated xx/XX/2006 stating that the mortgage which was recorded on xx/XX/2006 with Instrument# xx in the favor of xx  in the amount of $xx has been subordinated to the subject mortgage.
The county annual taxes for the year 2021 is due in the amount of $1423.13 till xx/XX/2022.No prior year’s delinquent taxes have been found.	According to the payment history as of xx/XX/2021, the borrower is delinquent with the loan for 8 months and the next due date for the payment is xx/XX/2020. The last payment was received in the amount of $484.25 on xx/XX/2020 which was applied to the due date of xx/XX/2020. The current unpaid principal balance is $xx till the due date of xx/XX/2020. The current P&I is $484.25, PITI is $761.36 and interest rate is 6.750%.	xx:The current status of the loan is collection and the next due date for the payment is xx/XX/2020. The last payment was received in the amount of $484.25 on xx/XX/2020 which was applied to the due date of xx/XX/2020. The current unpaid principal balance is $xx till the due date of xx/XX/2020. The current P&I is $484.25, PITI is $761.36 and interest rate is 6.750%.
The loan modification agreement was made between the borrower and lender on xx/XX/2015. The new principal balance is $xx and the borrower promised to the monthly payment is $484.25 at the rate of interest of 6.750%. The payment had begun from xx/XX/2015 that is to be ended with the stated maturity date of xx/XX/2055.
As per the BPO report located at “2.2.5.793 xx” dated xx/XX/2021 the subject property is vacant.
The comment dated xx/XX/2021, shows that the reason for default is loss of job.
There is no post-origination bankruptcy record.
No evidences have been found regarding the foreclosure proceedings on the subject property in the available servicing comments.
No comment pertaining damage to the subject property has been observed. xx:xx:xx	The loan modification agreement was made between the borrower and lender on xx/2015. The new principal balance is $xx and the borrower promised to the monthly payment is $484.25 at the rate of interest of 6.750%. The payment had begun from 12/XX/2015 that is to be ended with the stated maturity date of 11/XX/2055.	Affiliated Business Disclosure Credit Application Credit Report Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Age of Loan Loan Value: xxx Tape Value: xxx |---| -xx |----| -x.xxxxx% Comment: Age of loan is "xxx". Tape Source: Initial Tape Type:
Field: Interest Calculation Type   Loan Value: xxx/xxx   Tape Value: In Arrears   Variance:    Variance %:    Comment: Interest calculation type is "xxx/xxx".   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: xx (Days)   Variance %:    Comment: Last payment receive date is "xx/XX/xxxx".   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: $xxxxx.xx   Tape Value: $x.xx   Variance: $xxxxx.xx   Variance %:    Comment: Original appraised value is "$xx".   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: Payment history string is "xxxxxxxxxxxxxxxxxxxxxxx".   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxx'   Variance:    Variance %:    Comment: Payment history string reversed is "xxxxxxxxxxxxxxxxxxxxxxx".   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value:xx   Tape Value: xx   Variance:    Variance %:    Comment: Property address street is "xx".   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/XX/xxxx Tape Value: x/XX/xxxx Variance: xxxx (Days) Variance %: Comment: Stated maturity date is "xx/XX/xxxx". Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Application is missing from the loan files."
* Missing Appraisal (Lvl 2)     "Appraisal is missing from the loan files."
* Missing credit report (Lvl 2)     "Credit report is missing from the given loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from the loan files."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from the loan files."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan files."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
52925605	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,791.08	10/XX/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,371.69	7.125%	360	xx	xx	Conventional	ARM	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	$50,900.00	01/XX/2012	$203,203.49	$55,854.67	4.000%	$594.58	01/XX/2012	Financial Hardship	Review of updated title report dated xx/XX/2021 shows that the subject mortgage was originated on xx/XX/2006 in the amount of $xx which was recorded on xx/XX/2006 with MERS as nominee for xx.
No single assignment of mortgage is available in the updated title report.
There is an active junior Mortgage available in the updated title report in the amount of $xx in favor of xx and it was recorded on xx/XX/2006.
There are 3 active junior credit card judgment available in the updated title report against xx in the total amount of $2,927.58 in favor of xx and xx Combined taxes have been paid in the amount of $2,791.08.
No delinquent taxes have been found for the prior years.	According to review of the payment history as of xx/XX/2021, the borrower is delinquent with the loan for 6 months and the next due date for the regular payment is xx/XX/2021. The last payment was received on xx/XX/2021 total in the amount of PITI $905.27 which includes P&I $594.58 with the rate of interest 4.000%, which was applied for the due date of xx/XX/2021. The UPB reflected in the payment history tape is in the amount of $xx.	xx:The subject property is in average condition. No evidences have been found regarding property damages/repairs.

No evidences are available in the latest 24 months servicing comments regarding foreclosure proceedings.

According to review of the payment history as of xx/XX/2021, the borrower is delinquent with the loan for 6 months and the next due date for the regular payment is xx/XX/2021. The last payment was received on xx/XX/2021 total in the amount of PITI $905.27 which includes P&I $594.58 with the rate of interest 4.000%, which was applied for the due date of xx/XX/2021. The UPB reflected in the payment history tape is in the amount of $xx. xx:xx:According to the PACER report, the borrower “xx ” had filed for bankruptcy under Chapter-13 with case# xx on xx/XX/2019 and the plan was confirmed on xx/XX/2019. The POC was filed on xx/XX/2019 with the POC amount of $xx and the amount of arrearage is $3,754.69. Plan converted into chapter 13 on xx/XX/2021.	The loan modification agreement was made on xx/2012 between the borrower and lender. The borrower promises to make a monthly payment of $594.58 with the interest rate of 4.000% beginning from 1/XX/2012. The New Principal Balance stated in the modification agreement is $xx in which an interest bearing amount is $xx and deferred amount is $xx. The last modified payment will be due on 12/XX/2051.	Affiliated Business Disclosure Credit Report Final Truth in Lending Discl. Origination Appraisal	Field: Age of Loan Loan Value: xxx Tape Value: xxx |---| -x |----| -x.xxxxx% Comment: xxx Tape Source: Initial Tape Type:
Field: Borrower First Name   Loan Value: xx  Tape Value: xx   Variance:    Variance %:    Comment: xx   Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value:xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Collections, xx-xxx Days   Tape Value: Collections, >= xxx Days   Variance:    Variance %:    Comment: Collections, xx-xxx days   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: n/a   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: xxx/xxx   Tape Value: In Arrears   Variance:    Variance %:    Comment: xxx/xxx   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xxx (Days)   Variance %:    Comment: xx/XX/xxxx   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $xxxx.xx   Tape Value: $xxxx.xx   Variance: $xxx.xx   Variance %: xx.xxxxx%   Comment: $x,xxx.xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxMMMMMMMMMMMxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxMMMMMMMMMMMxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxx'   Variance:    Variance %:    Comment: xxxxxxxxxxmmmmmmmmm   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/XX/xxxx Tape Value: x/XX/xxxx Variance: xxxx (Days) Variance %: Comment: unavailable Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "ComplianceEase Risk Indicator is "Moderate".
This loan failed the TILA APR test. ( 12 CFR §1026.22(a)(2), (4) , transferred from 12 CFR §226.22(a)(2), (4) ) The annual percentage rate (APR) is 3.692%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* ComplianceEase TILA Test Failed (Lvl 2)     "ComplianceEase TILA Test Failed.
This loan failed the TILA APR test. ( 12 CFR §1026.22(a)(2), (4) , transferred from 12 CFR §226.22(a)(2), (4) ) The annual percentage rate (APR) is 3.692%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from loan file."
* Missing Appraisal (Lvl 2)     "An appraisal report at origination is missing from the loan file"
* Missing credit report (Lvl 2)     "Credit report is missing from the given loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required Affiliated business disclosure is missing from loan file."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
49997336	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	10/XX/2021	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,090.78	7.500%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	641	Not Applicable	Unavailable	First	Final policy	Not Applicable	$53,000.00	10/XX/2017	$152,371.78	Not Applicable	4.250%	$660.71	12/XX/2017	Financial Hardship	According to Updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2006 with the lender MERS as nominee for xx in the amount of $xx which was recorded on xx/XX/2006.
The chain of assignment has been completed. Currently, the assignment is from xx.
There is one junior mortgage against the subject property originated on xx/XX/2006 with the lender MERS as nominee for xx in the amount of $xx which was recorded on xx/XX/2006.
Taxes are to follow.	As per the review of payment history as of xx/XX/2021, the borrower is currently making the regular payments and next due date is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $1042.73 which was applied for the due date of xx/XX/2021. The current P&I is $650.79 and interest rate is 4.250%. The UPB is $xx.	xx:The loan present status is performing. As per the review of payment history as of xx/XX/2021, the borrower is currently making the regular payments and next due date is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $1042.73 which was applied for the due date of xx/XX/2021. The current P&I is $650.79 and interest rate is 4.250%. The UPB is $xx.
As per comment dated xx/XX/2020, borrower’s income was impacted by pandemic. As per comment dated xx/XX/2021, the pandemic forbearance extension received.
As per comment dated xx/XX/2020, the reason for default is curtailment of income.
The loan was modified on xx/XX/2017.
The bankruptcy has not been filed.
As per document located at xx, the foreclosure was initiated and referred to an attorney on xx/XX/2010. The complaint was filed on xx/XX/2010. The foreclosure sale was scheduled on xx/XX/2010. No further details have been found.
As per comment dated xx/XX/2020, the subject property is owner-occupied.
No damages and repairs have been found. xx:As per document located at xx, the foreclosure was initiated and referred to an attorney on xx/XX/2010. The complaint was filed on xx/XX/2010. The foreclosure sale was scheduled for xx/XX/2010. No further have been found. xx:xx	The Modification agreement was signed between the borrower xx and lender xx on xx/2017. The new modified UPB is $xx. The borrower promises to pay the P&I in the amount of $660.71 with an interest rate of 4.250% beginning from 12/XX/2017 till the maturity date of 11/XX/2057.	Affiliated Business Disclosure Notice of Servicing Transfer	Field: Age of Loan Loan Value: xxx Tape Value: xxx |---| -x |----| -x.xxxxx% Comment: Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value: Collections, >= xxx Days   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: FC initiated in loan.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Lender does not require MI>   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: xxx/xxx   Tape Value: In Arrears   Variance:    Variance %:    Comment: Interest cal. is xxx/xxx.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xxx (Days)   Variance %:    Comment: Last payment was received on xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: Payment history string is xxxxxxxxxxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxx'   Variance:    Variance %:    Comment: Payment history reversed string is xxxxxxxxxxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value:xx  Tape Value: xx  Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/XX/xxxx Tape Value: x/XX/xxxx Variance: xxxx (Days) Variance %: Comment: Mod. maturity date is xx/XX/xxxx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of servicing transfer is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required Affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
25768333	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$275.83	$1,519.51	10/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$784.71	6.500%	360	xx	xx	Conventional	ARM	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	650	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	07/XX/2018	$121,485.64	Not Applicable	4.375%	$536.43	08/XX/2018	Financial Hardship	As per updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2006 in favor of MERS as nominee for xx in the amount of $xx and it was recorded on xx/XX/2006.
The chain of assignment has been completed.

1) There is a sewer lien open against the subject property in favor of xx, xx of xx of the City and County of xx in the amount of $159.61 which was recorded on xx/XX/2018.
2) There is a credit card judgment open against the borrower in the amount of $1190.39 in favor of xx which was recorded on xx/XX/2020.

The annual county taxes of the year of 2018 are delinquent in the amount of $275.83 which are good through on xx/XX/2021.	The payment history dated as of xx/XX/2021 reveals that the borrower has been delinquent from xx/XX/2020. The loan is in delinquency for 11 months. The last payment was received on xx/XX/2021 in the amount of $534.63 and it was applied for the due date of xx/XX/2020. The current P&I is $536.43 and interest rate is 4.375%. The current unpaid principal balance is in the amount of $xx.	xx:Loan is in collections.
The payment history dated as of xx/XX/2021 reveals that the borrower has been delinquent from xx/XX/2020. The loan is in delinquency for 10 months. The last payment was received on xx/XX/2021 in the amount of $886.85 and it was applied for the due date of xx/XX/2020. The current P&I is $536.43 and interest rate is 4.375%. The current unpaid principal balance is in the amount of $xx.
No foreclosure proceedings have been found.
No bankruptcy filing has been found.
According to collection comment, no damages or repairs have been found.

As per comment dated xx/XX/2020, the borrower’s income was impacted by Covid-19. Three months forbearance plan was approved on xx/XX/2020, effective from xx/XX/2020. No further details have been found. xx:xx:xx	The loan modification agreement was on xx/2018 with the new modified unpaid principal balance is $xx. The interest rate is 4.375% and the modified P&I is $536.43. The first modified payment due date was 8/XX/2018 and the maturity date will be 7/XX/2058.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Loan Program Info Disclosure	Field: Age of Loan Loan Value: xxx Tape Value: xxx |---| -xx |----| -x.xxxxx% Comment: age of loan is xxx. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: No discrepancies.   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: xxx/xxx   Tape Value: In Arrears   Variance:    Variance %:    Comment: No discrepancies.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: xxx (Days)   Variance %:    Comment: last payment date is x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $xxx.xx   Tape Value: $xxx.xx   Variance: $xxx.xx   Variance %: xx.xxxxx%   Comment: The original P&I is $xxx.xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxMMxxxxxMxxMMMMxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: The pay history string is xxxxxxxxxxxxxxxxxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxMMMMxxMxxxxxMMxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxx'   Variance:    Variance %:    Comment: The pay history string is xxxxxxxxxxxxxxxxxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: xx.xxx%   Variance %: xx.xxxxx%   Comment: No discrepancies.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx  Tape Value: xx   Variance:    Variance %:    Comment: No discrepancies.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: x/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: xxxx (Days)   Variance %:    Comment: No discrepancies.   Tape Source: Initial   Tape Type:
Field: Total Balance of Junior Lien(s) Loan Value: Not Applicable Tape Value: $xxxxx.xx Variance: Variance %: Comment: No discrepancies. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "The Initial Escrow Account Disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "The loan program disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     ""The operative index value is unable to be determined from the available loan files.""
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The affiliated business disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
8367924	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,909.46	10/XX/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,767.26	6.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	709	702	36.274%	First	Final policy	Not Applicable	Not Applicable	11/XX/2014	$273,591.38	Not Applicable	4.625%	$1,252.03	12/XX/2014	Financial Hardship	Updated title report dated xx/XX/2021 shows that subject mortgage was originated on xx/XX/2007 and recorded on xx/XX/2007 in the amount of $xx which is in the favor of MERS as nominee for xx and Liens;
1) Civil judgment found pending against the borrower Lawrencee E Schwinge recorded on xx/XX/2021 in the amount of $105.00 which is in the favor of xx & xx;
1) 1st installment combined taxes for 2020/2021 have been paid in the amount of $1,454.73 on xx/XX/2020.
2) 2nd installment combined taxes for 2020/2021 have been paid in the amount of $1,454.73 on xx/XX/2021.
No prior year delinquent taxes have been found pending.	Review of payment history as of dated xx/XX/2021 shows that the borrower is not making regular payments. The loan payment is currently 1 month in delinquency. The next due date is xx/XX/2021. The last payment was received on xx/XX/2021 in the total amount of $1,627.81 for the due date of xx/XX/2021. The unpaid principal balance according to payment history is in the amount of xx. The current interest rate is 4.625% with P&I in the amount of $1,252.03.	xx:Available collection comments and payment history shows that the borrower is not making regular payments. The loan payment is currently 1 month in delinquency. The next due date is xx/XX/2021. The last payment was received on xx/XX/2021 in the total amount of $1,627.81 for the due date of xx/XX/2021. The unpaid principal balance according to payment history is in the amount of xx. The current interest rate is 4.625% with P&I in the amount of $1,252.03
The loan modification agreement was made between borrower and lender on the effective date of xx/XX/2014.
The borrower promises to pay the new principal balance of $xx starting from the first payment date of xx/XX/2014 till the maturity date of xx/XX/2054 with interest rate 4.625% and P&I of $1,252.03.
Foreclosure was not initiated in the loan.
The borrower has filed bankruptcy under chapter 7 with the case# xx on xx/XX/2009. The plan was later discharged and terminated on xx/XX/2009.
Collection comment dated xx/XX/2021 shows that the borrower was impacted due to covid-19 and hence, borrower was given extended covid forbearance plan.
The subject property is occupied by owner. No visible damages or repairs have been observed on the subject property. The subject property is in average condition. xx:xx:According to the PACER, the debtor “xx “ has filed bankruptcy under chapter 7 with the case# xx on xx/XX/2009. The plan was later discharged and terminated on xx/XX/2009.	The loan modification agreement was made between borrower and lender on the effective date of xx/2014.
The borrower promises to pay the new principal balance of $xx starting from the first payment date of 12/XX/2014 till the maturity date of 11/XX/2054 with interest rate 4.625% and P&I of $1,252.03.
Affiliated Business Disclosure	Field: Age of Loan Loan Value: xxx Tape Value: xxx |---| -x |----| -x.xxxxx% Comment: Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Collections   Tape Value: Collections, >= xxx Days   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: xxx/xxx   Tape Value: In Arrears   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xxx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxx'   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value:xx  Tape Value: xx  Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xxxx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Total Balance of Junior Lien(s) Loan Value: Not Applicable Tape Value: $xxxxx.xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate because it is understated by more than $100.
The loan data is $xx and comparison data is $xx; hence, the variance is -$690.00."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Form is missing from loan docs."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
70904266	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$4,019.68	04/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,018.24	6.875%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	03/XX/2017	$136,661.41	Not Applicable	6.875%	$836.88	04/XX/2017	Financial Hardship	The review of the updated title report dated xx/XX/2021; the subject mortgage was originated on xx/XX/2007 with HSBC xx recorded on xx/XX/2007.
There are two junior civil xx 1st is in the favor of xx recorded on xx/XX/2009 in the amount of $xx, and 2d is in the favor of xx recorded on xx/XX/2012 in the amount of $1593.84.
The review of the updated title report dated xx/XX/2021; there are two State tax liens in the favor of State of xx, county of xx recorded on xx/XX/2015 and xx/XX/2019; however, amount is unavailable.
County annual tax of 2021 has been paid on xx/XX/2021 in the amount of $4019.68.	According to the payment history as of xx/XX/2021 the last payment date was 4/XX/2021and the next due date for payment is xx/XX/2021. The P&I is in the amount of $836.88 and PITI is in the amount of $1130.61. The UPB reflected as per the payment history is in the amount of $xx.	xx:The loan is in collections. xx for default is illness of borrower.
According to the payment history as of xx/XX/2021 the last payment date was 4/XX/2021and the next due date for payment is xx/XX/2021. The P&I is in the amount of $836.88 and PITI is in the amount of $1130.61. The UPB reflected as per the payment history is in the amount of $xx.
No information has been found related to foreclosure and bankruptcy.
The property is owner occupied and in good condition. No information has been found related damage or repairs. xx:xx:xx	This modification agreement was made between Lender xx and borrower xx on xx/2017. As per the modified term, the new principal balance is $xx.The borrower promises to pay $836.88 monthly with a modified interest rate of 6.875% beginning from 4/XX/2017 with a maturity date of 3/XX/2057.	Affiliated Business Disclosure Credit Report	Field: Deferred Balance Amount Loan Value: Not Applicable Tape Value: $xxxx.xx |---| |----| Comment: N/A Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: xxx/xxx   Tape Value: In Arrears   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xx (Days)   Variance %:    Comment: Last PH received date is x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxMMMMMxxxxxMMxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: The payment history string is xxxxxxxxxxxxxxxxxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxMMxxxxxMMMMMxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxx'   Variance:    Variance %:    Comment: The payment history string is xxxxxxxxxxxxxxxxxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -xx.xxx%   Variance %: -xx.xxxxx%   Comment: N/A   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value:xx   Tape Value:xx   Variance:    Variance %:    Comment: Address is xx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx Variance: xxxx (Days) Variance %: Comment: N/A Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA finance charge test.

This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test:  Result: FAIL; Loan Data: $xx; Comparison Data:  $xx; Variance:  -$870.00.
This loan failed the TILA finance charge test.
The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate because it is understated by more than $100.

TILA Foreclosure Rescission Finance Charge Test: Result: FAIL ; Loan Data: $xx; Comparison Data:  $xx; Variance: -$870.00.
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate for purposes of rescission because it is understated by more than $35."
* Missing credit report (Lvl 2)     "Credit report is missing from loan file"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required Affiliated Business Disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
20454596	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$0.00	$4,594.87	08/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$557.41	7.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	693	Not Applicable	46.323%	First	Final policy	Not Applicable	$19,930.00	06/XX/2014	$81,068.03	Not Applicable	7.500%	$533.49	06/XX/2014	Financial Hardship	As per the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2007 and was recorded on xx/XX/2007, in the amount of 79,720.00 with MERS as nominee for xx, xx.
The chain of assignment has been completed. The latest assignment is with xx.
There is a junior mortgage in the amount of $xx in favor of MERS as nominee for xx which was recorded on xx/XX/2007.
Annual school, city and combined installment taxes of 2021 are due on the same date1/XX/2022 total in the amount of $4,594.87.
No prior years delinquent taxes have been found.	According to a review of the payment history as of xx/XX/2021, the borrower is currently delinquent for 8 months and the next due date for the regular payment is xx/XX/2021. The last payment was received on xx/XX/2021 total in the amount of PITI $1,086.84 which includes P&I $533.49 with the rate of interest of 7.50%, which was applied for the due date of xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.	xx:According to the review of the servicing comments, the loan is in the collection.
According to a review of the payment history as of xx/XX/2021, the borrower is currently delinquent for 6 months and the next due date for the regular payment is xx/XX/2021.  The last payment was received on xx/XX/2021 total in the amount of PITI $1,086.84 which includes P&I $533.49 with the rate of interest of 7.50%, which was applied for the due date of xx/XX/2021.  The UPB reflected in the latest payment history is in the amount of $xx.
As per the comment dated xx/XX/2020, the borrower's income was impacted by the Covid-19. The forbearance plan was started several times, the last time the forbearance plan ran from xx/XX/2020 to xx/XX/2021.
No foreclosure activity has been found.
No pertaining bankruptcy-related details have been found.
As per the servicing comments, the subject property has been occupied by the owner. As per the comment dated xx/XX/2020, the subject property had damaged due to Hail on xx/XX/2020. Three-loss draft checks for the total amount of $xx were received on different dates. As per the comment dated xx/XX/2021, the property had another damage on xx/XX/2021 due to the wind and the two-loss draft checks were received for the total amount of $xx. However, no further comments indicate that the damage has been repaired or not. xx:xx:xx	The Loan modification agreement was made on xx/2014, between the borrower “xx” and the lender “xx”. The borrower promises to make a monthly payment of $533.49 with a rate of interest of 7.50%, beginning from 6/XX/2014 till the maturity date of 5/XX/2054. The new principal balance stated in the Modification is in the amount of $xx.	Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Age of Loan Loan Value: xxx Tape Value: xxx |---| -x |----| -x.xxxxx% Comment: The age of loan is xxx months. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: xxx/xxx   Tape Value: In Arrears   Variance:    Variance %:    Comment: The interest calculation type is xxx/xxx.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xxx (Days)   Variance %:    Comment: The last payment was received on x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: MxxxxxxxxxxxMMMMMMxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: The PH string is xxxxxxxxxxxxxxxxxxxxxxMMx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxMMMMMMxxxxxxxxxxxM   Tape Value: xxxxxxxxxxxxxxxxxxxxxxx'   Variance:    Variance %:    Comment: The PH string reversed is xMMxxxxxxxxxxxxxxxxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: The post close DTI per xxxx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx Variance: xxxx (Days) Variance %: Comment: The mod maturity date is x/XX/xxxx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "The CE failed due to the TILA Finance Charge Test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate because it is understated by more than $100.
TILA Finance Charge Test: FAIL Loan Data $xx Comparison Data $xx Variance -$476.59."
* Missing Required State Disclosures (Lvl 2)     "The following state disclosures are missing from loan file.
• TX Loan Agreement Notice.
• Commitment Requirement/Anti-Tying.
• TILA Disclosures in Spanish.
• Home Equity Consumer Disclosure.
• Home Equity Loan Interest and Fees Preclosing Disclosure.
• Home Equity Loan Copies of Documents.
• Home Equity Loan Rescission Notice.
• Fair Market Value of Homestead Property Acknowledgment.
• Home Equity Loan Notice of Address for Borrower Notification of Violation.
• Choice of Insurance Notice.
• Collateral Protection Insurance Disclosure.
• Non-Deposit Investment Product Disclosure Are there any promotional materials?
• Insurance Solicitation/Post Commitment Requirement.
• Construction Loan Disclosure."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The Notice of servicing transfer document is missing from loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The Affiliated business Disclosure is missing from loan file."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
23618609	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,262.52	10/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,217.91	7.750%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	09/XX/2016	$239,410.95	$95,000.00	3.625%	$570.31	10/XX/2016	Financial Hardship	The review of the updated title report dated xx/XX/2021 shows that the subject mortgage was originated on xx/XX/2007 and it was recorded on xx/XX/2007 in the amount of $xx in favor of MERS as nominee for xx
As per updated title report, there is an active junior civil judgment available against the borrower in the amount of $1,121.41 in the favor of xx & recorded on xx/XX/2012.

Annual county taxes have been due in the amount of $1,262.52 for the year 2021.	Review of payment history as of dated xx/XX/2021 shows that the borrower is making regular payments. The loan is performing. The next due date is xx/XX/2021. The last payment was received in the total amount of $823.67 for the due date of xx/XX/2021. The last payment received date is xx/XX/2021. The current unpaid principal balance according to payment history is $xx. The current interest rate is 3.625% with P&I in the amount of $570.21.	xx:Review of payment history as of dated xx/XX/2021 shows that the borrower is making regular payments. The loan payments are currently 0 months in delinquency. The next due date is xx/XX/2021. The last payment was received in the total amount of $823.67 for the due date of xx/XX/2021. The last payment received date is xx/XX/2021. The current unpaid principal balance according to payment history is $xx. The current interest rate is 3.625% with P&I in the amount of $570.21.
No information has been found regarding the current employment, job type and length of employment. No evidences have been found regarding the foreclosure and bankruptcy process. No visible damages have been found regarding the subject property. xx:xx:xx	The loan was modified on xx/2016 with new principal balance of $xx out of which amount of $xx deferred amount & amount of $xx is interest bearing amount. The borrower promises to pay interest rate of 3.625% with P&I of $570.31 starting on 10/XX/2016 & maturity date of 09/XX/2056.	Credit Application Notice of Servicing Transfer Origination Appraisal	Field: Age of Loan Loan Value: xxx Tape Value: xxx |---| -x |----| -x.xxxxx% Comment: Age of loan is xxx. Tape Source: Initial Tape Type:
Field: Interest Calculation Type   Loan Value: xxx/xxx   Tape Value: In Arrears   Variance:    Variance %:    Comment: Interest calculation type is xxx/xxx.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xxx (Days)   Variance %:    Comment: Last payment received date is x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: Payment history string is xxxxxxxxxxxxxxxxxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxx'   Variance:    Variance %:    Comment: Payment history string reversed is xxxxxxxxxxxxxxxxxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: Unavailable   Tape Value: xx.xxx%   Variance:    Variance %:    Comment: Post-close DTI per xxxx is Unavailable.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx Variance: xxxx (Days) Variance %: Comment: Stated maturity date is x/XX/xxxx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An Appraisal report at origination is missing from the loan file."
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of Servicing Transfer Disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
28751268	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,191.13	01/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$707.92	6.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	117.991%	First	Final policy	Not Applicable	Not Applicable	12/XX/2019	$100,968.79	Not Applicable	4.625%	$462.06	02/XX/2020	Financial Hardship	The review of the updated title report dated xx/XX/2021 shows that the subject mortgage was originated on xx/XX/2007 and was recorded on xx/XX/2007 in the amount of $xx which is in the favor of MERS as nominee for xx.
The chain of assignment has been completed as currently the assignment is with xx recorded on xx/XX/2015.
No active judgments/liens have been found pending. xx Status;
1) Annual combined taxes for 2021 are due for the amount of $3,191.13 on xx/XX/2021.
No prior year delinquent taxes have been found pending.	Review of payment history as of dated xx/XX/2021 shows that the borrower is not making regular payments.The loan payments are currently 9 months in delinquency. The next due date is xx/XX/2021. The last payment was received on 01/XX/202q in the total amount of $886.38 for the due date of xx/XX/2020. The unpaid principal balance according to payment history is in the amount of $xx. The current interest rate is 4.625% with P&I in the amount of $462.04.	xx:Available collection comments and payment history shows that the borrower is not making regular payments.The loan payments are currently 9 months in delinquency. The next due date is xx/XX/2021. The last payment was received on 01/XX/202q in the total amount of $886.38 for the due date of xx/XX/2020. The unpaid principal balance according to payment history is in the amount of $xx. The current interest rate is 4.625% with P&I in the amount of $462.04.
Loan modification agreement was made between the borrower and Lender on the effective date of xx/XX/2019.
The borrower promises to pay the new UPB of $xx starting from the first payment date of xx/XX/2020 till the maturity date of xx/XX/2060 with the interest rate of 4.625% with P&I in the amount of $462.06.
Foreclosure was not initiated in the loan.
Borrower has not filed bankruptcy yet.
Subject property is in average condition. No visible damages or repairs have been observed on the subject property.
Collection comment dated xx/XX/2021 shows that the borrower was impacted due to covid-19 hence, borrower was given covid-19 forbearance plan. The comment further shows that the Covid-19 forbearance plan was extended for 3 months. xx:xx:xx	Loan modification agreement was made between the borrower and Lender on the effective date of xx/2019.
The borrower promises to pay the new UPB of $xx starting from the first payment date of 02/XX/2020 till the maturity date of 01/XX/2060 with the interest rate of 4.625% with P&I in the amount of $462.06.	Affiliated Business Disclosure Credit Report Notice of Servicing Transfer Origination Appraisal	Field: Age of Loan Loan Value: xxx Tape Value: xxx |---| -x |----| -x.xxxxx% Comment: xxx. Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $xxxx.xx   Variance:    Variance %:    Comment: Not Applicable.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: No.   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: xxx/xxx   Tape Value: In Arrears   Variance:    Variance %:    Comment: Interest Calculation Type is xxx/xxx.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: xx (Days)   Variance %:    Comment: Last Payment Received Date is xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: Not Applicable   Tape Value: Other   Variance:    Variance %:    Comment: Not Applicable.   Tape Source: Initial   Tape Type:
Field: MI Coverage Amount   Loan Value: Not Applicable   Tape Value: xx.xxx%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: $xxxxxx.xx   Tape Value: $x.xx   Variance: $xxxxxx.xx   Variance %:    Comment: Original Appraised Value is $xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: Payment history string is xxxxxxxxxxxxxxxxxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxx'   Variance:    Variance %:    Comment: Payment history string reversed is xxxxxxxxxxxxxxxxxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx Variance: xxxx (Days) Variance %: Comment: Stated maturity date is xx/XX/xxxx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "ComplianceEase Risk Indicator is "Moderate" due to “This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* Missing Appraisal (Lvl 2)     "An Appraisal report is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the given loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business disclosure is missing from the loan file."
																																																																																								* TIL not hand dated (Lvl 2) "TIL is not hand dated by borrower."		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
7990821	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$9,833.89	04/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,935.11	7.625%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	689	696	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	03/XX/2015	$291,898.20	Not Applicable	2.000%	$929.52	03/XX/2015	Financial Hardship	According to the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2007 and recorded on xx/XX/2007 with the lender MERS as nominee for xx for the amount of $xx.
The chain of assignment has been completed. Currently, the assignment is from xx recorded on xx/XX/2020.
There are 2 UCC judgments against the borrower in the favor of xx recorded on xx/XX/2016 and xx/XX/2021.
First and second installments of combined taxes for the year of 2021 have been paid in the amount of $2,438.55 on xx/XX/2021, #2,438.55 on xx/XX/2021, $2,326.94 on xx/XX/2021 and $2,326.93 on xx/XX/2021.
No prior year delinquent taxes have been found.	According to latest payment history as of xx/XX/2021, the borrower is currently delinquent for 8 months and the next due date is xx/XX/2020. The last payment was received on xx/XX/2021 in the amount of $2,047.02 which was applied for the due date xx/XX/2020. The unpaid principal balance is reflected in the amount of $xx. The current P&I is $1,068.51 and the interest rate is 3.00%.	xx:The loan is currently in the collection and the next due date is xx/XX/2020. The last payment was received on xx/XX/2021 in the amount of $2,047.02 which was applied for the due date xx/XX/2020. The unpaid principal balance is reflected in the amount of $xx. The current P&I is $1,068.51 and the interest rate is 3.00%. The loan has been modified twice since origination. The borrower has been making the payment as per the modification agreement which was made on xx/XX/2015 between the borrower xx and lender "xx LLC”. As per the modified terms, the new principal balance is $xx. There are 3 steps of modification. The borrower has promised to pay the amount of $929.52 with the interest rate of 2.000% beginning on xx/XX/2015 till maturity date of xx/XX/2052. The foreclosure was not initiated. The borrower did not file bankruptcy. As per the comment dated xx/XX/2021, the subject property is owner occupied. As per the comment dated xx/XX/2020, the borrower has been impacted by covid-19. FB plans ran and were extended several times from xx/XX/2021 or last fb plan was provided on xx/XX/2021. No comment pertaining to the damage on the subject property has been observed. xx:xx:xx	The loan has been modified twice since origination. The borrower has been making the payment as per the modification agreement which was made on 3/XX/2015 between the borrower "xx" and lender "xx”. As per the modified terms, the new principal balance is $xx. There are 3 steps of modification. The borrower has promised to pay the amount of $929.52 with the interest rate of 2.000% beginning on 3/XX/2015 till maturity date of 3/XX/2052.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Age of Loan Loan Value: xxx Tape Value: xxx |---| -xx |----| -x.xxxxx% Comment: As per review the Age of Loan is xxx Months. Tape Source: Initial Tape Type:
Field: Borrower #x Last Name   Loan Value: xx  Tape Value:xx   Variance:    Variance %:    Comment: As per Note review the Borrower # x First Name is xx.   Tape Source: Initial   Tape Type:
Field: Borrower First Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per Note review the Borrower # x First Name is xx.   Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per Note review the Borrower # x Last Name is xx.   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $xxxxx.xx   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: xxx/xxx   Tape Value: In Arrears   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: xxx (Days)   Variance %:    Comment: As per PH Last payment received date is xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: As per MOD Amortization Type its step.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xMxxMxxMMxMxxMxxMxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxMxxMxxMxMMxxMxxMx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxx'   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Post-Close DTI per xxxx is xx.xx %.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per Note review the Property Address Street is xx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: x/XX/xxxx Tape Value: xx/XX/xxxx Variance: xxxx (Days) Variance %: Comment: As per MOD the New Maturity Date is xx/XX/xxxx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in New Jersey State. The following required state disclosures are missing from the loan file.
1. NJ Application Disclosure
2. Delivery Fee Authorization
3. NJ Attorney Disclosure
4. Unacceptability of Insurance Notice
5. Attorney Disclosure II
6. Tax Bill Information
7. Private Well Testing
8. Lock-In Agreement
9. Commitment Disclosures
10. Choice of Insurer Disclosure
11. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
* ROR not hand dated by borrower(s) (Lvl 2)     "ROR is not hand dated by the borrower."
																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
77016222	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$10,559.06	08/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,239.89	6.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	626	Not Applicable	53.516%	First	Final policy	Not Applicable	Not Applicable	08/XX/2017	$342,479.59	$22,440.00	3.250%	$1,192.28	09/XX/2017	Financial Hardship	According to the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2007 with the lender MERS as nominee for xx, in the amount of $xx which was recorded on xx/XX/2007 with instrument#xx. The chain of assignment has been completed. The last assignment is with xx which was recorded on xx/XX/2015. There is a civil judgment against the borrower in the favor of xx in the amount of $245.00 which was recorded on xx/XX/2021. Combined 1st and 2nd installment taxes of 2021 have been paid in the amount of $2,016.70 on xx/XX/2021 and $2,016.70 on xx/XX/2021. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/XX/2021, the borrower is delinquent for 9 months with the loan. The last payment was received on xx/XX/2021 which was applied to xx/XX/2020. The next due date for payment is xx/XX/2021. The borrower pays the P&I is in the amount of $1,192.28 and PITI is in the amount of $2,339.68. The current UPB reflected is in the amount of $xx.	xx:As per the review of collection comments, the current status of the loan is in collections. According to the payment history as of xx/XX/2021, the borrower is delinquent for 9 months with the loan. The next due date for payment is xx/XX/2021. The current UPB reflected is in the amount of $xx. The collection comment dated xx/XX/2020 states the reason for default is curtailment of income due to the borrower’s income is impacted by Covid-19 pandemic. The servicer provided an FB which ran and were extended several times from xx/XX/2020 to xx/XX/2021. The BPO report xx dated xx/XX/2021 states the subject property is owner-occupied and the property is in average condition with no repairs noted. xx:xx:xx	The loan modification agreement was made between the xx(Borrower) and xx (Lender) on xx/2017 with the new modified unpaid principal balance is $xx. The amount of $xx from the new principal balance is deferred and an interest bearing principal balance is $xx. The borrower promises to pay $1,192.28 monthly with modified interest rate of 3.250%. The first modified payment due date was 09/XX/2017 and the maturity date will be 08/XX/2057.	Affiliated Business Disclosure	Field: Age of Loan Loan Value: xxx Tape Value: xxx |---| -x |----| -x.xxxxx% Comment: Age of Loan xxx Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: xxx/xxx   Tape Value: In Arrears   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: xxx (Days)   Variance %:    Comment: Last Payment Received Date xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: Not Applicable   Tape Value: PMI   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: MI Coverage Amount   Loan Value: Not Applicable   Tape Value: xx.xxx%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: Payment History String xxxxxxxxxxxxxxxxxxxxxxxxxxxxxx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxx'   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Maturity Date Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx Variance: xxxx (Days) Variance %: Comment: Stated Maturity Date x/XX/xxxx Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "An affiliated business disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
90654141	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$515.40	12/XX/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$566.35	7.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	628	Not Applicable	29.698%	First	Short Form Policy	Not Applicable	Not Applicable	12/XX/2014	$79,815.26	Not Applicable	7.375%	$517.88	01/XX/2015	Financial Hardship	According to the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2007 and was recorded on xx/XX/2007, in the amount of $xx with MERS as nominee for xx, The chain of assignment has not been completed as no assignment has been found.

There is one junior mortgage active in the favor of xx & xx in the amount of $xx, originated on xx/XX/2016 and recorded on xx/XX/2016.

No active judgments or liens have been found.

1st and 2nd combined taxes of 2020 have been paid in the amount of $515.40.

No prior year delinquent taxes have been found.	According to payment history as of xx/XX/2021, the borrower is currently delinquent for 8 months and the next due date for payment is xx/XX/2021. The last payment was received on xx/XX/2020 in the amount of $644.65 which was applied for due date xx/XX/2021. The current P&I is in the amount of $517.88 and current PITI is in the amount of $644.65 with an interest rate of 7.375%. The current UPB reflected as per the payment history is in the amount of $xx.	xx:According to servicing comments, the loan is in collection.

According to payment history as of xx/XX/2021, the borrower is currently delinquent for 8 months and the next due date for payment is xx/XX/2021. The last payment was received on xx/XX/2020 in the amount of $644.65 which was applied for due date xx/XX/2021. The current P&I is in the amount of $517.88 and current PITI is in the amount of $644.65 with an interest rate of 7.375%. The current UPB reflected as per the payment history is in the amount of $xx.

This modification agreement was made between Lender and borrower on xx/XX/2014. As per the modified term, the new principal balance is $xx. The borrower promises to pay $517.88 monthly with a modified interest rate of 7.375% beginning from xx/XX/2015 with a maturity date of xx/XX/2054. The modification does not have a Balloon provision. The loan was modified twice since origination.

As per comment dated xx/XX/2021, the subject property is owner occupied.

As per comment dated xx/XX/2021, the borrower's income is impacted by covid-19 and 6 months forbearance was approve which began from xx/XX/2021. No further details have been found.

As per the latest BPO report dated xx/XX/2021, subject property is owner occupied and appears to be well maintained as is an average condition.

No foreclosure activity has been found.

No post close bankruptcy record has been found. xx:xx:xx	This modification agreement was made between Lender and borrower on xx/2014. As per the modified term, the new principal balance is $xx. The borrower promises to pay $517.88 monthly with a modified interest rate of 7.375% beginning from 1/XX/2015 with a maturity date of 12/XX/2054. The modification does not have a Balloon provision. The loan was modified twice since origination.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures	Field: Age of Loan Loan Value: xxx Tape Value: xxx |---| -x |----| -x.xxxxx% Comment: As per the tape data, Age of loan is "xxx"; however, the loan review shows "xxx". Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: No   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: xxx/xxx   Tape Value: In Arrears   Variance:    Variance %:    Comment: As per the tape data, Interest calculation is "In Arrears "; however, the loan review shows "xxx/xxx".   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -x (Days)   Variance %:    Comment: Last payment was received on xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: Not Applicable   Tape Value: MGIC   Variance:    Variance %:    Comment: Not Applicable.   Tape Source: Initial   Tape Type:
Field: MI Coverage Amount   Loan Value: Not Applicable   Tape Value: xx.xxx%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: As per the tape data, payment history string is "xxxxxxxxxxxxxxxxxxxxxxxxx"; however, the payment history review shows "xxxxxxxxxxxxxxxxxxxxxxxx".   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxx'   Variance:    Variance %:    Comment: As per the tape data, payment history string reversed is "xxxxxxxxxxxxxxxxxxxxxxxx"; however, the payment history review shows "xxxxxxxxxxxxxxxxxxxxxxxxxxxx".   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -xx.xxx%   Variance %: -xx.xxxxx%   Comment: As per the tape data, Post- Closed DTI per xxxx is "xx.xxx%"; however, the loan review shows "xx.xxx%".   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/XX/xxxx Tape Value: xx/XX/xxxx Variance: xxxx (Days) Variance %: Comment: Stated maturity date is xx/XX/xxxx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "Secondary Market Exceptions and Loan Conditions
IN License Validation Test: FAIL
This loan failed the Indiana license validation test. (IN HEA 1359, Ind. Code § 24-4.5-1-101, Ind. Code § 24.4.4-1-101)
Indiana House Enrolled Act 1359 requires the Indiana Department of Financial Institutions to begin regulation of both first and subordinate lien mortgage lending under the First Lien Mortgage Lending License and Subordinate Lien Mortgage Lending License. As a result, lenders will no longer be allowed to make loans under the Indiana Unregulated (1st Lien), Unregulated UCCC, Consumer Loan License, Consumer Loan License UCCC, or the Exemption Letter UCCC.
The Indiana First Lien Mortgage Lending License and Indiana Subordinate Lien Lending License are not available for loans with a closing date before the Act's effective date of January 1, 2009."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "GSE (Based on Fannie Mae Lender Announcements and Lender Letters)
GSE (Fannie Mae public guidelines) Seller Paid Points and Fees Exception Test: FAIL

GSE (Based on Freddie Mac Guide Bulletins and Industry Letters)
GSE (Freddie Mac public guidelines) Seller Paid Points and Fees Exception Test: FAIL

Secondary Market Exceptions and Loan Conditions
IN License Validation Test: FAIL"
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Indiana State. The following required state disclosures are missing from the loan file.
1. Hazard Insurance Disclosure
2. Federal Consumer Credit Protection Act Disclosure
3. Insurance Freedom of Choice Disclosure"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."		Moderate	Not Covered	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
62602985	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,594.70	10/XX/2021	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,189.48	6.250%	351	xx	xx	Conventional	ARM	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	633	661	57.578%	First	Final policy	Not Applicable	Not Applicable	12/XX/2018	$221,214.81	Not Applicable	3.500%	$856.97	12/XX/2018	Financial Hardship	The review of the updated title report dated xx/XX/2021 shows that the subject mortgage was originated on xx/XX/2007 and was recorded on xx/XX/2007 in the amount of $xx, with xx, recorded with the Instrument/ Book/Page#xx of assignment has been completed. The last assignment is with xx.

Active mortgages, liens and judgments found against the borrower and property is as follows:

1. There is a junior mortgage active against property in the favor of “xx”, which was originated on xx/XX/2008 and recorded on xx/XX/2008 in the amount of $xx with Instrument/ Book/Page# xx.

2. There is a xx judgment active against borrower in the favor of “xx”, which was recorded on xx/XX/2014 in the amount of $1,508.30.

2nd installment xx of 2020 have been due on xx/XX/2021 in the amount of $797.35.	According to the payment history as of xx/XX/2021, the borrower is delinquent for 2 months. The last payment was received on xx/XX/2021, the applied date was 078/XX/2021 and the next due date for payment is xx/XX/2021.The P&I is in the amount of $856.97 and PITI is in the amount of $1,106.55, The UPB reflected as per the payment history is in the amount of $xx.	xx:xx current status is collection.
According to the payment history as of xx/XX/2021, the borrower is delinquent for 2 months. The last payment was received on xx/XX/2021, the applied date was 078/XX/2021 and the next due date for payment is xx/XX/2021.The P&I is in the amount of $856.97 and PITI is in the amount of $1,106.55, The UPB reflected as per the payment history is in the amount of $xx. xx modification agreement was made on xx/XX/2018.The new modified principal balance as per modification is in the amount of $xx with interest rate starting at 3.500% and the borrower promises to pay P&I in the amount of $856.97 beginning from xx/XX/2018. The maturity date as per loan modification agreement is xx/XX/2058.
According to the collection comment dated xx/XX/2020, the RFD is curtailment of income.
The subject property has been occupied by the owner. The borrower's intention is to keep the property.
No evidence has been found regarding Bankruptcy and Foreclosure.
No evidence has been found regarding litigation and contested matter. As per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs. xx:As per the document located at xx foreclosure has been referred to attorney on xx/XX/2016.The FC put on hold duet to loss mitigation. xx:xx	The Loan modification agreement was made on xx.The new modified principal balance as per modification is in the amount of $xx with interest rate starting at 3.500% and the borrower promises to pay P&I in the amount of $856.97 beginning from 12/XX/2018. The maturity date as per loan modification agreement is 11/XX/2058.	Affiliated Business Disclosure Final Truth in Lending Discl. Right of Rescission	Field: Age of Loan Loan Value: xxx Tape Value: xxx |---| -x |----| -x.xxxxx% Comment: N/A Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: xxx/xxx   Tape Value: In Arrears   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xxx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: The payment history string is xxxxxxxxxxxxxxxxxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxx'   Variance:    Variance %:    Comment: The payment history string is xxxxxxxxxxxxxxxxxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: N/A   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/XX/xxxx Tape Value: x/XX/xxxx Variance: xxxx (Days) Variance %: Comment: N/A Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test.
The annual percentage rate (APR) is 4.881%. The disclosed APR of 0.000% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file"
* Operative index value is unable to confirm (Lvl 2)     "Unable to confirm operative index value due to missing document."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The affiliated business form is missing in the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing in the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
41757544	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,933.34	04/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,471.90	6.000%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	05/XX/2010	$245,533.65	Not Applicable	2.000%	$756.01	08/XX/2010	Financial Hardship	The review of the updated title report dated 11/XX/2021shows that the subject mortgage was originated on xx/XX/2008 and was recorded on xx/XX/2008 with book/page# xx in the amount of $xx.
There is one IRS lien found on the subject property in the amount of $5,689.38 which was recorded on xx/XX/2012.
There are 6 state tax liens against the borrower in the total amount of $xx which were recorded in between xx/XX/2013-xx/XX/2018.
2021/2022 county annual taxes have been due in the amount of $1,933.34.	The payment history dated xx/XX/2021 shows that the borrower is delinquent for 5 and next payment due date is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $1,164.68 which was applied for the due date on xx/XX/2021.The current UPB is in the amount of $xx.	xx:Currently the loan is in collection. The payment history dated xx/XX/2021 shows that the borrower is delinquent for 5 and next payment due date is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $1,164.68 which was applied for the due date on xx/XX/2021.The current UPB is in the amount of $xx.The loan was modified with an effective date of xx/XX/2010 and a new principal balance is $xx to the step modification and the rate was starting from 2.00% and borrower had given promise to pay P&I in the amount of $756.02 beginning on xx/XX/2010 with a new maturity date of xx/XX/2049.The rate changes in 5 steps ending at 5.250%. No comments have been found regarding foreclosure. No bankruptcy has been filed yet. As per collection comment the subject property is occupied by owner with good condition and well maintained. No comment regarding damage and repairs located to the subject property. xx:xx:xx	The loan was modified with an effective date of xx/2010 and a new principal balance is $xx to the step modification and the rate was starting from 2.00% and borrower had given promise to pay P&I in the amount of $756.02 beginning on 08/XX/2010 with a new maturity date of 07/XX/2049.The rate changes in 5 steps ending at 5.250%.	Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Original Appraised Value Loan Value: $xxxxxx.xx Tape Value: $x.xx |---| $xxxxxx.xx |----| Comment: Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with Estimated HUD-1 or Itemization are missing from the loan file."	* Application Missing (Lvl 2) "The Final 1003 (Application) is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal at the origination is missing from the loan file."
* Missing credit report (Lvl 2)     "credit report is missing in loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from loan files."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from loan files."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "Right of rescission is missing from loan files."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
81211023	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$239.60	04/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$665.15	6.875%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	641	Not Applicable	26.014%	First	Final policy	Not Applicable	Not Applicable	07/XX/2020	$103,185.02	$12,945.02	3.500%	$349.58	09/XX/2020	Financial Hardship	According to the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2008 and was recorded on xx/XX/2008, in the amount of $xx with MERS as nominee for xx. The chain of assignment has been completed. No active judgments or liens have been found. Annual combined taxes of 2021 have been paid in the amount of $239.60 on xx/XX/2021. No prior year delinquent taxes have been found.	According to payment history as of xx/XX/2021, the borrower is currently delinquent for 5 months and the next due date for payment is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $595.37 which was applied for due date xx/XX/2021. The current P&I is in the amount of $349.58 and current PITI is in the amount of $595.37 with an interest rate of 3.500%. The current UPB reflected as per the payment history is in the amount of $xx.	xx:According to servicing comments, the loan is in collection.

According to payment history as of xx/XX/2021, the borrower is currently delinquent for 5 months and the next due date for payment is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $595.37 which was applied for due date xx/XX/2021. The current P&I is in the amount of $349.58 and current PITI is in the amount of $595.37 with an interest rate of 3.500%. The current UPB reflected as per the payment history is in the amount of $xx.

This modification agreement was made between Lender and borrower on xx/XX/2020. As per the modified term, the new principal balance is $xx. The borrower promises to pay $349.58 monthly with a modified interest rate of 3.500% beginning from xx/XX/2020 with a maturity date of xx/XX/2060. The modification does not have a Balloon provision. The loan was modified thrice since origination.

As per comment dated xx/XX/2020, the reason for default is curtailment of income.

As per comment dated xx/XX/2020, the subject property is owner occupied.

As per latest BPO located at “2.2.5.2142 xx”dated xx/XX/2021, the subject property has damages and needs repairs, deterioration, renovation, remolding and the total cost of repairs are is in the  amount is $1,000.00. No comments have been found regarding the same.

No foreclosure activity has been found.

No post close bankruptcy record has been found. xx:xx:xx	This modification agreement was made between Lender and borrower on xx/2020. As per the modified term, the new principal balance is $xx. The borrower promises to pay $349.58 monthly with a modified interest rate of 3.500% beginning from 9/XX/2020 with a maturity date of 8/XX/2060. The modification does not have a Balloon provision. The loan was modified thrice since origination.	Missing Required State Disclosures	Field: Current Legal Status Loan Value: Collections, xx-xxx Days Tape Value: Collections, >= xxx Days |---| |----| Comment: The loan is in collection. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: xxx/xxx   Tape Value: In Arrears   Variance:    Variance %:    Comment: Interest calculation type is xxx/xxx.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xx (Days)   Variance %:    Comment: Last payment was received on x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xxx (Days)   Variance %:    Comment: Original appraisal date is x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: Payment history string is xxxxxxxxxxxxxxxxxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxx'   Variance:    Variance %:    Comment: Payment history reversed string is xxxxxxxxxxxxxxxxxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Post-close dti per xxxx is xx.xxx%.   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Maturity Date Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx Variance: xxxx (Days) Variance %: Comment: Stated maturity date is x/XX/xxxx Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Missing Required State Disclosures (Lvl 2) "The subject property is located in Alabama State. The Choice of Insurer disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$1,000.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
13370467	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$9,030.05	11/XX/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,256.06	6.000%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	29.470%	First	Short Form Policy	Not Applicable	Not Applicable	08/XX/2016	$252,278.60	$75,683.58	2.000%	$534.77	09/XX/2016	Financial Hardship	According to the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2008 with the lender xx in the amount of $xx which was recorded on xx/XX/2008 with instrument#xx.

The chain of assignment has been completed. The last assignment is with xx which was recorded on xx/XX/2015.

No active judgments or liens have been found against the borrower/subject property.

County 1st and 2nd installment taxes of 2020 have been paid in the amount of $5,983.84 on xx/XX/2021 and $3,046.21 on xx/XX/2021. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/XX/2021, the borrower is delinquent for 10 months with the loan. The last payment was received on xx/XX/2020 which was applied to xx/XX/2020. The next due date for payment is xx/XX/2020. The borrower pays the P&I is in the amount of $534.77 and PITI is in the amount of $1,581.82. The current UPB reflected is in the amount of $xx.	xx:As per the review of collection comments, the current status of the loan is in collections. According to the payment history as of xx/XX/2021, the borrower is delinquent for 10 months with the loan. The next due date for payment is xx/XX/2020. The current UPB reflected is in the amount of $xx. The collection comment dated xx/XX/2020 states the reason for default is the borrower’s income was impacted by Covid-19 pandemic. The servicer provided an FB which ran and were extended several times from xx/XX/2020 to xx/XX/2021. The BPO report xx dated xx/XX/2021 states the subject property is owner-occupied and the property is in good condition with no repairs noted. xx:xx:xx	The loan modification agreement made between borrower xx and xx (Borrowers) and xx (Lender) on 08/XX/2016 with the new modified unpaid principal balance is $xx. The amount of $xx from the new principal balance is deferred and an interest bearing principal balance is $xx. The borrower promises to pay $534.77 monthly with modified interest rate of 2.000%. The first modified payment due date was 09/XX/2016 and the maturity date will be 08/XX/2056.	Affiliated Business Disclosure Credit Report	Field: Age of Loan Loan Value: xxx Tape Value: xxx |---| -xx |----| -x.xxxxx% Comment: Age of loan is xxx months. Tape Source: Initial Tape Type:
Field: Interest Calculation Type   Loan Value: xxx/xxx   Tape Value: In Arrears   Variance:    Variance %:    Comment: xxx/xxx.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: xx (Days)   Variance %:    Comment: Last payment received date is xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: Payment history string is xxxxxxxxxxxxxxxxxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxx'   Variance:    Variance %:    Comment: Payment history string reversed is xxxxxxxxxxxxxxxxxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Post-close DTIas per xxxx is xx.xx%.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx  Variance:    Variance %:    Comment: As per the note the property address street xx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: x/XX/xxxx Tape Value: xx/XX/xxxx Variance: xxxx (Days) Variance %: Comment: Stated maturity date is x/XX/xxxx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing credit report (Lvl 2) "credit report is missing in loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "An affiliated business disclosure is missing from the loan file."
																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
434004	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$6,075.06	05/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,108.74	5.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	720	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	05/XX/2021	$166,305.79	Not Applicable	5.375%	$843.66	05/XX/2021	Financial Hardship	Review of updated title report dated xx/XX/2021 shows subject mortgage was originated on xx/XX/2009 in the amount of $xx with MERS as nominee for xx , and it was recorded on xx/XX/2009.

The chain of assignment is complete. The loan is currently the assignment with xx.

No active judgments or liens found

First half county taxes of 2020 have been paid off in the amount of $3,720.74 on xx/XX/2021.
Second half county taxes of 2020 have been paid off in the amount of $2,354.32 on 9/30 /2021.

No any prior year taxes are delinquent as per updated title report.	The review of updated payment history as of xx/XX/2021, the subject loan is currently delinquent for 3 months and the next due date of payment is xx/XX/2021. The last payment xx was received on xx/XX/2021 in the amount of $1,586.74 which applied for xx/XX/2021. The current P&I is $843.66 with an interest rate of 5.375%. The UPB as of the date is mentioned in the updated payment history is in the amount of $xx.	xx:The review of the collection comment shows that the loan is in collection and the next due date for the payment is xx/XX/2021. The debtor xx had filed for bankruptcy under 7 with the case# xx on xx/XX/2011 and the case was discharged on xx/XX/2012 and terminated on xx/XX/2015. The reaffirmation agreement was not filed. MFR was filed on xx/XX/2011. The POC was filed on xx/XX/2011, the POC amount is $xx and unsecured amount is $xx.

No foreclosure has been noted.

The review of updated payment history as of xx/XX/2021, the subject loan is currently delinquent for 3 months and the next due date of payment is xx/XX/2021. The last payment xx was received on xx/XX/2021 in the amount of $1,586.74 which applied for xx/XX/2021. The current P&I is $843.66 with an interest rate of 5.375%. The UPB as of the date is mentioned in the updated payment history is in the amount of $xx.

The comment dated xx/XX/2021 states the borrower self-employed and currently was not working. However, the forbearance plan was started on xx/XX/2021 and ended on xx/XX/2021.

As per review of latest BPO dated xx/XX/2021, the subject property owner occupied and is in average condition. No damage and repairs have been found latest servicing comments. xx:xx:xx	Loan Modification agreement was made between borrower and lender on the effective date of xx/2021. The borrower had given a promise to pay the UPB of $xx with an interest rate of 5.375% with P&I of $843.66 with fixed amortized type and it was beginning from the first payment date on 5/XX/2021 and ends with the maturity date of 4/XX/2061.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Illinois State. The following required state disclosures are missing from the loan file.
1. IL Collateral Protection Insurance Notice
2. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer document is missing from the given file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business form is missing from the given file."
																																																																																								* TIL not hand dated (Lvl 2) "TIL is not hand dated by the borrower."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
94007632	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$0.00	$3,932.54	11/XX/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$696.29	5.250%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	07/XX/2020	$118,322.40	Not Applicable	5.000%	$570.55	08/XX/2020	Financial Hardship	The review of the updated title report dated xx/XX/2021 shows that the subject mortgage originated on xx/XX/2009 in the amount of $xx with xx “lender” and was recorded on xx/XX/2010. The chain of assignment is complete. Last assignment from xx Successors and Assigns to xx recorded on xx/XX/2016. Annual county property taxes for the year 2021 was paid on xx/XX/2021 in the amount of $3,932.54. No prior years delinquent taxes found.
The following lien is active on the title:
There is an active state tax lien available in the updated title report against Gloria D Wedderburn in the amount of $1,171.54 in favor of xx and it was recorded on xx/XX/2019.	Review of the payment history provided for the period xx/XX/2010 till xx/XX/2021 shows borrower is more than 9 months delinquent. The last payment received was in the amount of $1,003.58 on xx/XX/2020 for due date xx/XX/2020. The next due date is xx/XX/2020. Current UPB reflects in the provided pay history is in the amount of $xx and current interest rate as per pay history is 5.00%.	xx:Loan is in collections.
Review of the payment history provided for the period xx/XX/2010 till xx/XX/2021 shows borrower is more than 9 months delinquent. The last payment received was in the amount of $1,003.58 on xx/XX/2020 for due date xx/XX/2020. The next due date is xx/XX/2020. Current UPB reflects in the provided pay history is in the amount of $xx and current interest rate as per pay history is 5.00%.
No bankruptcy filed by borrowers.
No details regarding foreclosure proceedings found in loan file or servicing comments.
No damage found on the subject property.
Loan modification agreement was made between xx and xx and lender xx on xx/XX/2020. The new principal balance is $xx which is also interest bearing amount. The new modified rate is 5.00 % and borrower promises to pay P&I in the amount of $570.55 beginning xx/XX/2020. The maturity date is xx/XX/2060. xx:xx:xx	Loan modification agreement was made between Borrower xx and xx and lender xx on xx/2020. The new principal balance is $xx which is also interest bearing amount. The new modified rate is 5.00 % and borrower promises to pay P&I in the amount of $570.55 beginning 8/XX/2020. The maturity date is 7/XX/2060.

Credit Report Origination Appraisal Right of Rescission	Field: Age of Loan Loan Value: xxx Tape Value: xxx |---| -xx |----| -x.xxxxx% Comment: As per the tape data, stated age of loan is xxx however is xxx. Tape Source: Initial Tape Type:
Field: Borrower First Name   Loan Value: xx   Tape Value:xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value:xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: As per the tape data, stated lender G/L require MI is No however is Not applicable.   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: xxx/xxx   Tape Value: In Arrears   Variance:    Variance %:    Comment: As per the tape data, stated interest calculation type is In Arrears however is xxx/xxx.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: xx (Days)   Variance %:    Comment: As per the tape data, stated last payment received date is xx/XX/xxxx however is xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: As per the tape data, payment history string is "xxxxxxxxxxxxxxxxxxxxxx"; however, the payment history review shows "xxxxxxxxxxxxxxxxxxxxxxxxx".   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxx'   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: As per the tape data, stated post close DTI per xxxx is xx.xxx% however is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx  Variance:    Variance %:    Comment: As per the tape data, stated property address street xx however is xx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx Variance: xxxx (Days) Variance %: Comment: As per the tape data, stated maturity date is "x/XX/xxxx"; however, the Note review shows "x/XX/xxxx". Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing Appraisal (Lvl 2) "An Appraisal report at origination is missing from the loan file."
* Missing credit report (Lvl 2)     "credit report is missing in loan file."
* Not all borrowers signed TIL (Lvl 2)     "Not all borrowers signed TIL."
* Right of Rescission missing or unexecuted (Lvl 2)     "Right of rescission is missing from the loan file."
																																																																																								* TIL not hand dated (Lvl 2) "TIL not hand dated by borrowers."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
91945900	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$4,514.78	06/XX/2021	Unavailable	No	Other	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,827.38	4.375%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	09/XX/2019	$336,602.60	Not Applicable	3.625%	$1,329.32	10/XX/2019	Financial Hardship	According to the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2010 and recorded on xx/XX/2010 with the lender MERS as nominee for xx for the amount of $xx.
The chain of assignment has been completed. Currently, the assignment is from xx recorded on xx/XX/2019.
There is junior mortgage was originated on xx/XX/2011 and recorded on xx/XX/2011 with the lender “xx Union” for the amount of $xx.
No active liens and judgments have been found against the borrower and subject property.
First and second installments of county taxes for the year of 2021 have been paid in the amount of $2,257.39 on xx/XX/2021 and due in the amount of $2,257.39 on xx/XX/2021.
No prior year delinquent taxes have been found.	According to latest payment history as of xx/XX/2021, the borrower is currently delinquent for 1 month and the next due date is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $1,953.01 which was applied for the due date xx/XX/2021. The unpaid principal balance is reflected in the amount of $xx. The current P&I is $1,329.32 and the interest rate is 3.625%.	xx:The loan is currently in the collection and the next due date is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $1,953.01 which was applied for the due date xx/XX/2021. The unpaid principal balance is reflected in the amount of $xx. The current P&I is $1,329.32 and the interest rate is 3.625%. The loan has been modified twice since origination. As per the modified terms, the new principal balance is $xx. The borrower has promised to pay the amount of $1,329.32 with the interest rate of 3.625% beginning on xx/XX/2019 till maturity date of xx/XX/2059. As per the comment dated xx/XX/2019, the re-projected step sale scheduled on xx/XX/2019. However, the foreclosure was placed on hold due to loan modification and title issue. The same states that the please close and bill file and dismiss the foreclosure action. As per the comment dated xx/XX/2019, there is litigation for title review and the title issue has been closed. The borrower did not file bankruptcy. As per the comment dated xx/XX/2020, the borrower has been impacted by covid-19. FB plans ran and were extended several times from xx/XX/2020 or last fb plan was provided on xx/XX/2022. As per the comment dated xx/XX/2021, the subject property is owner occupied. No comment pertaining to the damage on the subject property has been observed. xx:As per the comment dated xx/XX/2019, the re-projected step sale scheduled on xx/XX/2019. However, the foreclosure was placed on hold due to loan modification and title issue. The same states that the please close and bill file and dismiss the foreclosure action. As per the comment dated xx/XX/2019, there is litigation for title review and the title issue has been closed. xx:xx	The loan has been modified twice since origination. The borrower has been making the payment as per the modification agreement which was made on xx/2019 between the borrower "xx" and lender "xx”. As per the modified terms, the new principal balance is $xx. The borrower has promised to pay the amount of $1,329.32 with the interest rate of 3.625% beginning on 10/XX/2019 till maturity date of 9/XX/2059.	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
Good Faith Estimate
HUD-1 Closing Statement
Initial Escrow Acct Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	Field: Age of Loan Loan Value: xxx Tape Value: xxx |---| -x |----| -x.xxxxx% Comment: Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $xxxxx.xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: xxx/xxx   Tape Value: In Arrears   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: $xxxxxx.xx   Tape Value: $x.xx   Variance: $xxxxxx.xx   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxMMxxxxxxxxMMMMMxMxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxMxMMMMMxxxxxxxxMMxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxx'   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx Variance: xxxx (Days) Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with Estimated HUD-1 and Itemization are missing from the loan files."	* Application Missing (Lvl 2) "Final application is missing from the loan files."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan files."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final GFE is missing from the loan files."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Initial Good Faith Estimate is Missing (Lvl 2)     "Initial GFE is missing from the loan files."
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "Initial TIL is missing from the loan files."
* Missing Appraisal (Lvl 2)     "Appraisal is missing from the loan files."
* Missing credit report (Lvl 2)     "credit report is missing in loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Virginia State. The following required state disclosures are missing from the loan file.

1. VA Application Disclosure
2. Choice of Settlement xx Disclosure
3. Disclosure of Charges for Appraisal or Valuation
4. Copy of Appraisal or Statement of Appraised Value"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan files."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
43018305	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$1,454.48	10/XX/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 11	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,018.98	4.000%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Secondary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	4.000%	$1,053.49	Unavailable	Unavailable	As per the review of the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2012 with the lender MERS as nominee for xx in the amount of $xx which was recorded on xx/XX/2012.
The chain of assignment has been completed. The current assignment is with the FNMA which was recorded on xx/XX/2014.
There is a prior state tax lien against the borrower xx and xx filed by the State of xx for the amount of $0.00 which was recorded on xx/XX/1990.
The city and county taxes of 2021 have been paid for the amount of $1,454.48.
No prior years delinquent taxes have been found.	According to a review of the payment history as of xx/XX/2021, the borrower is currently delinquent for 9 months and the next due date for the regular payment is xx/XX/2021. The last payment was received on xx/XX/2021 total in the amount of PITI $1,365.27 which includes P&I $1,053.49 with the rate of interest of 4.00%, which was applied for the due date of xx/XX/2020. The UPB reflected in the latest payment history is in the amount of $xx.	xx:According to the review of the servicing comments, the loan is in the collection.
According to a review of the payment history as of xx/XX/2021, the borrower is currently delinquent for 9 months and the next due date for the regular payment is xx/XX/2021.  The last payment was received on xx/XX/2021 total in the amount of PITI $1,365.27 which includes P&I $1,053.49 with the rate of interest of 4.00%, which was applied for the due date of xx/XX/2020.  The UPB reflected in the latest payment history is in the amount of $xx.
Unable to determine the reason for the default from the available servicing comments.
No foreclosure activity has been found.
As per the servicing comments, the subject property has been occupied by the owner. No comment pertaining to the damage on the subject property has been observed. xx:xx:According to the PACER report, the borrower “xx ” had filed for bankruptcy under Chapter-11 with case#xx on xx/XX/2013, and the plan was confirmed on xx/XX/2014. The POC was filed by the creditor xx on xx/XX/2013 with the POC amount of $xx and the amount of arrearage is $2,645.06. The chapter 11 order confirmation plan xx was confirmed on xx/XX/2014 states that creditor xx, has an allowed secured claim, in the amount of $xx, for the subject mortgage at 4.00% interest and payment was started 15 days of the effective month with the original note maturity date xx/XX/2043. No comment has been found indicating a cram-down. The last filing date of bankruptcy was xx/XX/2020. The debtor was discharged on xx/XX/2017 and the case was fully terminated on xx/XX/2020.	This is a conventional fixed-rate mortgage with a P&I of $1,018.98 with a rate of interest of 4.00% and a maturity date of the loan is 1/XX/2043. The P&I as per the latest payment history as of 10/XX/2021 is $1,053.49 and the rate of interest is 4.00%. However, there is a change in P&I with respect to original Note data. However, the loan modification agreement is missing from the loan file.	Affiliated Business Disclosure Credit Application Credit Report Good Faith Estimate Notice of Servicing Transfer Origination Appraisal	Field: Age of Loan Loan Value: xx Tape Value: xxx |---| -xx |----| -x.xxxxx% Comment: The age of loan is xx months. Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: BK was discharged.   Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx  Variance:    Variance %:    Comment: The borrower last name is xx.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: xxx/xxx   Tape Value: In Arrears   Variance:    Variance %:    Comment: The interest calculation type is xxx/xxx.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: xxx (Days)   Variance %:    Comment: The last payment was received on xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: The PH string reversed is xxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxx'   Variance:    Variance %:    Comment: The PH string reversed is xxxxxxxxxxxxxxxxxxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: Unavailable   Tape Value: xx.xxx%   Variance:    Variance %:    Comment: Unavailable.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: Unavailable Tape Value: x/XX/xxxx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "The Compliance Ease risk indicator is moderate as this loan failed the TILA finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate because it is understated by more than $100.
TILA Finance Charge Test: FAIL Loan Data $xx Comparison Data $xx Variance -$427.25."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final good faith estimate is missing from the loan file."
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "Initial TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing credit report (Lvl 2)     "credit report is missing in loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer document is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required affiliated business disclosure is missing from the documents."		Moderate	Not Covered	Fail	Pass	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
94031478	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	XX	$0.00	$1,854.30	10/XX/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$417.57	3.875%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	626	Not Applicable	97.361%	First	Short Form Policy	Not Applicable	$60,000.00	07/XX/2017	$84,839.84	Not Applicable	3.875%	$348.01	08/XX/2017	Financial Hardship	The review of the updated title report dated xx/XX/2021 shows that the subject mortgage was originated on xx/XX/2013 and it was recorded on xx/XX/2013 in the amount of $xx in favor of xx.

There is Muni/City/xx available in the updated title report against the subject property in the amount of $ 1,365.00 in favor of “xx” and it was recorded on xx/XX/2013.

There is HOA Lien / COA Lien available in the updated title report against the subject property in the amount of $ 1,080.00 in favor of “xx” and it was recorded on xx/XX/2015.

The 1st installment of combined annual county taxes has been paid in the amount of $ 927.15 on xx/XX/2021 for the year 2020.
The 2nd installment of combined annual county taxes has been paid in the amount of $ 927.15 on xx/XX/2021 for the year 2020.	Review of updated payment history as of xx/XX/2021, the loan is currently delinquent for 9 months. The last regular payment xx has been made on xx/XX/2021 in the amount of $348.01 for the due date of xx/XX/2020. The UPB as of the date is in the amount $xx.	xx:The loan is currently in collections. Review of updated payment history as of xx/XX/2021, the loan is currently delinquent for 9 months. The last regular payment xx has been made on xx/XX/2021 in the amount of $348.01 for the due date of xx/XX/2020. The UPB as of the date is in the amount $xx. As per servicing comment dated 8/XX/2021the reason for default is Unemployment or xx As per comment dated xx/XX/2020 borrower is impacted by Covid-19 pandemic. As per comment dated xx/XX/2020 forbearance plan approved for 6 months from xx/XX/2020.
According to the PACER, the debtor xx had filed for bankruptcy under Chapter-13 with the case# xx on xx/XX/2019.

The POC was filed on xx/XX/2019 with the secured claim of $xx with an arrearage of $1,944.14. The bankruptcy plan was confirmed on xx/XX/2019
.. As per order confirming chapter 13 plan the debtor shall pay to the trustee $133.00 each 2 weeks for 60 months. xx:xx:According to the PACER, the debtor xx had filed for bankruptcy under Chapter-13 with the case# xx on xx/XX/2019.

The POC was filed on xx/XX/2019 with the secured claim of $xx with an arrearage of $1,944.14. The bankruptcy plan was confirmed on xx/XX/2019
.. As per order confirming chapter 13 plan the debtor shall pay to the trustee $133.00 each 2 weeks for 60 months.	The loan was modified on 7/XX/2017 with new principal balance of $xx. The borrower promises to pay the new P&I in the amount of $348.01 with the new fixed interest rate of 3.875% beginning from 8/XX/2017 to the maturity date of 7/XX/2057.	Initial Escrow Acct Disclosure Notice of Servicing Transfer Origination Appraisal	Field: Age of Loan Loan Value: xx Tape Value: xx |---| -xx |----| -xx.xxxxx% Comment: Age of loan is xx. Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Bankruptcy is Yes.   Tape Source: Initial   Tape Type:
Field: Bankruptcy Motion Filed Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xx (Days)   Variance %:    Comment: Bankruptcy motion filed date is x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Current Bankruptcy Status   Loan Value: Discharged   Tape Value: Lift Stay - Filed   Variance:    Variance %:    Comment: Current bankruptcy status is Discharged.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Does lender G/L require MI is NA.   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: xxx/xxx   Tape Value: In Arrears   Variance:    Variance %:    Comment: Interest calculation type is xxx/xxx.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: xxx (Days)   Variance %:    Comment: Last payment received date is x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: Payment history string is xxxxxxxxxxxxxxxxxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxx'   Variance:    Variance %:    Comment: Payment history string reversed is xxxxxxxxxxxxxxxxxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xxx.xxx%   Tape Value: xx.xxx%   Variance: xx.xxx%   Variance %: xx.xxxxx%   Comment: Post-close DTI per xxxx is xxx.xxx%.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xxxx (Days)   Variance %:    Comment: Stated maturity date is x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Total Balance of Junior Lien(s) Loan Value: $xxxxx.xx Tape Value: $xxxxx.xx Variance: $xxxx.xx Variance %: x.xxxxx% Comment: Total balance of junior lien is $xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial Escrow Account disclosure is missing from the loan file."
* Initial Good Faith Estimate is Missing (Lvl 2)     "Initial GFE is missing from the loan file."
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "Initial TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An Appraisal report at origination is missing from the loan file."
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of Servicing Transfer disclosure is missing from the loan file."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
50543059	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,465.52	07/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,169.32	4.500%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	No	Not Applicable	Unavailable	689	Not Applicable	42.708%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2013 and was recorded on xx/XX/2013 in the amount of $xx in favor of MERS as nominee for xx. The chain of assignment has not been completed as no assignment has been found. No active judgments or liens have been found. 1st and 2nd combined taxes of 2021/2022 have been due in the amount of $7,465.52. No prior year delinquent taxes have been found.	According to payment history as of xx/XX/2021, the borrower is currently delinquent for 8 months and the next due date for payment is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $3,939.21 which was applied for due date xx/XX/2021. The current P&I is in the amount of $3,169.32 and current PITI is in the amount of $3,939.21 with an interest rate of 4.500%. The current UPB reflected as per the payment history is in the amount of $xx.	xx:According to servicing comments, the loan is in collection.

According to payment history as of xx/XX/2021, the borrower is currently delinquent for 8 months and the next due date for payment is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $3,939.21 which was applied for due date xx/XX/2021. The current P&I is in the amount of $3,169.32 and current PITI is in the amount of $3,939.21 with an interest rate of 4.500%. The current UPB reflected as per the payment history is in the amount of $xx.

As per comment dated xx/XX/2020, the reason for default is illness of borrower.

As per latest BPO located at xx dated xx/XX/2021, the subject property has damages and needs repairs, deterioration, renovation, remolding and the total cost of estimated repair amount is $xx. No comments has been found regarding the same.

The loan hasn’t modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found. xx:xx:xx	Not Applicable	Flood Certificate Good Faith Estimate Missing Required State Disclosures	Field: Age of Loan Loan Value: xx Tape Value: xx |---| -x |----| -x.xxxxx% Comment: Age of Loan is xx. Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx  Variance:    Variance %:    Comment: Borrower last name is xx.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Does Lender G/L Require MI Not Applicable.   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: xxx/xxx   Tape Value: In Arrears   Variance:    Variance %:    Comment: Interest Calculation Type is xxx/xxx.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xxx (Days)   Variance %:    Comment: Last payment received on x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: Payment history string is xxxxxxxxxxxxxxxxxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxx'   Variance:    Variance %:    Comment: Payment history string reversed is xxxxxxxxxxxxxxxxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: -x.xxx% Variance %: -x.xxxxx% Comment: Post-Close DTI per xxxx is xx.xxx%. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Federal TILA
TILA Finance Charge Test: FAIL

TILA Foreclosure Rescission Finance Charge Test: FAIL

TILA APR Test: FAIL"
* ComplianceEase TILA Test Failed (Lvl 2)     "Federal TILA
TILA Finance Charge Test: FAIL
This loan failed the TILA finance charge test.( 12 CFR §1026.38(o)(2) )
The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate because it is understated by more than $100.

TILA Foreclosure Rescission Finance Charge Test: FAIL
This loan failed the TILA foreclosure rescission finance charge test. ( 12 CFR §1026.23(h) , transferred from 12 CFR §226.23(h) )
The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate for purposes of rescission because it is understated by more than $35.

TILA APR Test: FAIL
This loan failed the TILA APR test. ( 12 CFR §1026.22(a)(2), (4) , transferred from 12 CFR §226.22(a)(2), (4) )
The annual percentage rate (APR) is 4.671%. The disclosed APR of 4.500% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final GFE is missing from the loan file."
* Missing flood cert (Lvl 2)     "Flood certification is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The property is located in state of xx. The following required State Disclosure is missing in the loan file.
1. Impound Account Disclosure
2. Cosigner Notice
3. Private Mortgage Insurance Disclosure
4. Earthquake Disclosure forCondominiums
5. Hazard Insurance Disclosure
6. Insurer RecommendationDisclosure
7. CA Fair Lending Notice
8. Anti-Tying Disclosure
9. Privacy Notice
10. Notice of Right to Copy of Appraisal
11. Application for Credit-Married Persons
12. Fair Debt Collection Notice
13. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* ROR Transaction date not consistent with Note and/or HUD (Lvl 2)     "ROR transaction date is not consistent with Note and HUD."
																																																																																								* Settlement date is different from note date (Lvl 2) "AS per HUD-1 settlement date is 05/XX/2013 which is not aligned with the original note date 05/XX/2013."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$20,000.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
79389732	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$1,085.68	10/XX/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$749.15	4.875%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	620	595	19.687%	First	Final policy	Not Applicable	Not Applicable	03/XX/2018	$133,092.64	Not Applicable	4.875%	$630.79	05/XX/2018	Financial Hardship	The review of the updated title report dated xx/XX/2021 reflects that the subject mortgage was originated on xx/XX/2014 with the lender JPMorgan xx, N.A., in the amount of $xx, which was recorded on xx/XX/2014 Instrument#xx
228.
The chain of the assignment has been completed.
There is senior mortgage active against the subject property in the favor of MERS as nominee for xx Bank and xx in the amount of $xx which was recorded on xx/XX/2006.
County 2nd half taxes of 2021 are due on xx/XX/2021 in the amount of $1085.68.
No prior year’s delinquent taxes have been found.	According to a review of the payment history as of xx/XX/2021, the borrower is currently delinquent for 4 months with the loan and the next due date for the regular payment is xx/XX/2021. The last payment was received on xx/XX/2021 total in the amount of PITI $960.36 which includes P&I $630.79 with the rate of interest 4.875%, which was applied for the due date of xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.	xx:According to the review of the servicing comments, the loan is currently in bankruptcy. The borrower is currently delinquent for 4 months with the loan and the next due date for the regular payment is xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.
As per servicing comment dated xx/XX/2020, borrower’s income is impacted by pandemic.
The borrower xx has been working at International home sourcing as Owner for 15 years.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No details have been found regarding damage. xx:xx:According to the PACER report, the borrower “xx” had filed for bankruptcy under Chapter-13 with case# xx on xx/XX/2019 and the plan was confirmed on xx/XX/2020. The POC was filed on xx/XX/2019 with the POC amount of $xx and the amount of arrearage is $8,176.57. As per the order confirming chapter 13 plan the debtor was supposed to pay to the trustee in the amount of $1000.00 for the period of 60 months under Chapter 13. The schedule D of xx shows that the amount of claim without deducting the value of the collateral is $xx and the value of the collateral is $xx. However, the unsecured portion is $0.00. No comment has been found indicating a cram-down. The loan is in active bankruptcy.	According to the modification, the loan was modified on xx/2018. The new modified principal balance as per modification is in the amount of $xx with interest rate starting at 4.875% and the borrower promises to pay P&I in the amount of $630.79 beginning from 5/XX/2018. The maturity date as per modification is 4/XX/2058. This loan was modified once.	Missing DU/GUS/AUS Notice of Servicing Transfer Origination Appraisal	Field: Age of Loan Loan Value: xx Tape Value: xx |---| -x |----| -x.xxxxx% Comment: Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Bankruptcy-Delinquent   Tape Value: Collections, >= xxx Days   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: xxx/xxx   Tape Value: In Arrears   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xxx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxx'   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xxxx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Total Balance of Junior Lien(s) Loan Value: Not Applicable Tape Value: $xxxxx.xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Missing DU/GUS/AUS as required by guidelines (Lvl 3) "Copy of AUS is missing from the loan file."	* Intent to Proceed Missing (Lvl 2) "Intent to Proceed is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "An executed copy of Notice of Servicing Transfer disclosure is missing from the loan file."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
93043501	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,429.34	01/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$970.04	5.000%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	508	Not Applicable	47.782%	First	Short Form Policy	Not Applicable	Not Applicable	05/XX/2019	$166,415.66	$2,677.63	4.875%	$776.03	06/XX/2019	Financial Hardship	According to the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2014 and was recorded on xx/XX/2014, in the amount of $xx with MERS as nominee for xx.

The chain of assignment has not been completed as no assignment has been found.

There was senior mortgage active in the favor of xx in the amount of $xx, originated on xx/XX/2007 and recorded on xx/XX/2007. However, through subordination agreement the subject mortgage is now in first lien position.

There is civil judgment active against the borrower in favor of xx in the amount of $xx, recorded on xx/XX/2013.

1st and 2nd county taxes of 2021 have been due in the amount of $2,429.34.

No prior year delinquent taxes have been found.	According to payment history as of xx/XX/2021, the borrower is currently delinquent for 9 months and the next due date for payment is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $1,048.03 which was applied for due date xx/XX/2020. The current P&I is in the amount of $776.03 and current PITI is in the amount of $1,048.03 with an interest rate of 4.875%. The current UPB reflected as per the payment history is in the amount of $xx.	xx:According to servicing comments, the loan is in collection.

According to payment history as of xx/XX/2021, the borrower is currently delinquent for 9 months and the next due date for payment is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $1,048.03 which was applied for due date xx/XX/2020. The current P&I is in the amount of $776.03 and current PITI is in the amount of $1,048.03 with an interest rate of 4.875%. The current UPB reflected as per the payment history is in the amount of $xx.

This modification agreement was made between Lender and borrower on xx/XX/2019. As per the modified term, the new principal balance is $xx with deferred balance of $2,677.63. The borrower promises to pay $776.03 monthly with a modified interest rate of 4.875% beginning from xx/XX/2019 with a maturity date of xx/XX/2059. The modification does not have a Balloon provision. The loan was modified once since origination.

As per comment dated xx/XX/2021, the subject property is owner occupied. No comment pertaining to the damage on the subject property has been observed.

As per comment dated xx/XX/2020, the reason for default is payment adjustment.

As per servicing comments 3 months pandemic forbearance plan was approved which will begin from xx/XX/2020. No further details have been found.

No foreclosure activity has been found.

No post close bankruptcy record has been found. xx:xx:xx	This modification agreement was made between Lender and borrower on xx/2019. As per the modified term, the new principal balance is $xx with deferred balance of $2,677.63. The borrower promises to pay $776.03 monthly with a modified interest rate of 4.875% beginning from 6/XX/2019 with a maturity date of 5/XX/2059. The modification does not have a Balloon provision. The loan was modified once since origination.	Field: Age of Loan Loan Value: xx Tape Value: xx |---| -x |----| -xx.xxxxx% Comment: Age of loan is xx. Tape Source: Initial Tape Type:
Field: Interest Calculation Type   Loan Value: xxx/xxx   Tape Value: In Arrears   Variance:    Variance %:    Comment: Interest calculation type is xxx/xxx.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: xx (Days)   Variance %:    Comment: Last payment was received on x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxMMMMxMxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: Payment history string is xxxMMMMxMxxxxxxxxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxMxMMMMxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxx'   Variance:    Variance %:    Comment: Payment history reversed string is xxxMMMMxMxxxxxxxxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Post close DTI per xxxx is xx.xxx%   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xxxx (Days)   Variance %:    Comment: Stated maturity date is x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Total Balance of Junior Lien(s) Loan Value: Not Applicable Tape Value: $xxxxx.xx Variance: Variance %: Comment: N/A. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Seller tape shows defect as "Pandemic start date is 4/XX/2021”."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Federal TILA
TILA Finance Charge Test: FAIL

TILA Foreclosure Rescission Finance Charge Test: FAIL

Qualified Mortgage DTI Lending Policies
Qualified Mortgage DTI Threshold Test: FAIL"
* ComplianceEase TILA Test Failed (Lvl 2)     "Federal TILA
TILA Finance Charge Test: FAIL
This loan failed the TILA finance charge test.( 12 CFR §1026.38(o)(2) )
The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate because it is understated by more than $100.

TILA Foreclosure Rescission Finance Charge Test: FAIL
This loan failed the TILA foreclosure rescission finance charge test. ( 12 CFR §1026.23(h) , transferred from 12 CFR §226.23(h) )
The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate for purposes of rescission because it is understated by more than $35."
																																																																																								* LTV or CLTV exceeds 104% (Lvl 2) "As per Uniform Appraisal report the appraised value is $xx. However, the loan amount is $xx. LTV/CLTV shows 109.515% which exceeds 104%."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
22555650	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$934.84	10/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$329.05	4.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	676	Not Applicable	29.658%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx/XX/2021 shows that the subject mortgage was originated on xx/XX/2014 and recorded on xx/XX/2014 for the amount $xx held by xx with the Instr# xx. The chain of assignment is complete. No active judgments or liens have been found. No delinquent taxes have been found for the prior year.	Review of payment history as of xx/XX/2021 shows that the borrower is 7 months delinquent with the loan. The next due date is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $329.05 with interest rate 4.625 % which was applied for the due date xx/XX/2021. The current UPB as of the date is $xx.	xx:The current status of the loan is collection.
Review of payment history as of xx/XX/2021 shows that the borrower is 7 months delinquent with the loan. The next due date is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $329.05 with interest rate 4.625 % which was applied for the due date xx/XX/2021. The current UPB as of the date is $xx.
As per collection comment dated xx/XX/2020, the borrower’s income is impacted by Covid-19. However, no further details have been found regarding FB plan.
No foreclosure and bankruptcy evidence has been found.
As per the BPO report dated xx/XX/2021 located at “2.2.5.873 xx”, the subject property had exterior repairs in the total amount of $3,500.00. BPO shows the property is in vacant condition. However, no further details have been found regarding damage or repairs in the latest servicing comments. xx:xx:xx	Not Applicable	Field: Age of Loan Loan Value: xx Tape Value: xx |---| -x |----| -xx.xxxxx% Comment: Age of loan is xx. Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xx  Tape Value:xx  Variance:    Variance %:    Comment: Borrower last name is xx.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not applicable.   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: xxx/xxx   Tape Value: In Arrears   Variance:    Variance %:    Comment: Interest calculation type is xxx/xxx.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: xxx (Days)   Variance %:    Comment: Last Payment received date is x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxmxxmxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxxxmxxmxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxx'   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Post Close DTI per xxxx is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Property address street is xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "CE Exception test failed due to,
This loan failed the Pennsylvania license validation test.
The Pennsylvania HB 2179 requires non-exempt mortgage lenders engaged in the business of making mortgage loans to be licensed, effective November 5th, 2008.The Pennsylvania Mortgage Lender License and Pennsylvania Exemption Letter (Mortgage Act) are not available for loans with a closing date before November 5th, 2008. Additionally, the Pennsylvania First Mortgage Banker License, Pennsylvania Secondary Mortgage Loan License, Pennsylvania Unlicensed (Subordinate Lien), and Pennsylvania Exemption Letter are not available for loans with a closing date on or after January 1st, 2009."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership Counselling disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "Home loan toolkit disclosure is missing from the loan file."
																																																																																								* TIL not hand dated (Lvl 2) "TIL is not hand dated by borrower."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$3,500.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
47823308	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,514.99	01/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,071.55	5.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	06/XX/2016	$140,371.64	Not Applicable	4.000%	$586.67	08/XX/2016	Financial Hardship	Review of updated title report as of xx/XX/2021 reveals that subject mortgage was originated on xx/XX/2003 by “MERS as nominee for xx for the amount of $xx and this was recorded on xx/XX/2003. The chain of assignment has been completed as the subject mortgage is currently assigned to “xx”.
The subject mortgage is at first lien position.
There is an active junior mortgage open against the property in favor of “xx” and this was recorded on xx/XX/2006 in the amount of $xx.
There are total 9 active judgments against the borrower which is held by different plaintiffs in the total amount of xx and this was recorded on different dates. xx for the Year 2021 have been paid in the amount of $3,514.99 on xx/XX/2021.
No prior year delinquent taxes have been found.	The payment history as of xx/XX/2021 shows that the borrower is delinquent with the loan for 08 months. The last payment was received on xx/XX/2021 in the amount of $1,187.35 which was applied for the due date of xx/XX/2021. The next due date of regular payment is xx/XX/2021. The current P&I is $586.67 and rate of interest is 4.00%. The current unpaid principal balance is in the amount of $xx.	xx:The current status of the loan is collections and the payment history as of xx/XX/2021 shows that the borrower is delinquent with the loan for 08 months. The last payment was received on xx/XX/2021 in the amount of $1,187.35 which was applied for the due date of xx/XX/2021. The next due date of regular payment is xx/XX/2021. The current P&I is $586.67 and rate of interest is 4.00%. The current unpaid principal balance is in the amount of $xx.
The comment dated xx/XX/2021 states that the borrower's income is impacted by Pandemic. No further information is available.
The loan modification agreement was made on xx/XX/2016. According to the modified terms, the new modified principal balance is $xx. The borrower promised to pay $586.67 monthly with interest rate of 4.00%. The first modified payment date is xx/XX/2016 and the new maturity is xx/XX/2056.
There is no post-origination bankruptcy record.
No evidences have been found regarding the foreclosure proceedings on the subject property in the available servicing comments.
No comment pertaining to damage to the subject property has been observed. xx:xx:xx	The loan modification agreement was made on xx/2016. According to the modified terms, the new modified principal balance is $xx. The borrower promised to pay $586.67 monthly with interest rate of 4.00%. The first modified payment date is 08/XX/2016 and the new maturity is 07/XX/2056.	Affiliated Business Disclosure Credit Report Missing Required State Disclosures	Field: Age of Loan Loan Value: xxx Tape Value: xxx |---| -x |----| -x.xxxxx% Comment: As per review the Age of Loan is xxx Months. Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $xxxx.xx   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: xxx/xxx   Tape Value: In Arrears   Variance:    Variance %:    Comment: As per Note Payment Calculation Type is xx/xxx.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xx (Days)   Variance %:    Comment: As per PH review, the Last Payment received date is xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: As per the PH Review, the String is xxxxxxxxxxxxxxxxxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxx'   Variance:    Variance %:    Comment: As per the PH Review, the String reversed is xxxxxxxxxxxxxxxxxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Post-Closing DTI per xxxx is xx.xx %.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As As per Note review the Property Address Street is xx   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx Variance: xxxx (Days) Variance %: Comment: As per MOD Maturity Date is xx/XX/xxxx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Compliance-Ease risk indicator is Moderate due to TILA failed for Finance Charge Test,"
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test due to the finance charge is $xx. The disclosed finance charge of $xx is not considered accurate because it is understated by more than $100."
* Missing credit report (Lvl 2)     "credit report is missing in loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Utah State. The following state disclosures are missing in the loan file;
1) Fee Disclosure.
2) Loan Application Notice.
3) Servicer Disclosure.
4) Disclosure of Debtor’s Waiver of Class Action."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The Affiliated Business Disclosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
67837534	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,952.62	10/XX/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$304.79	6.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Investor	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx/XX/2021 shows that the subject mortgage was originated on xx/XX/2007 in the amount of $xx which was recorded on xx/XX/2007 with MERS as nominee for xx.
The chain of assignment has been completed.
Annual taxes have been paid in the amount of $1,952.62.
No delinquent taxes have been found for the prior years.	The payment history dated as of xx/XX/2021 reveals that the borrower is current with loan. The payment next due date is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $476.29 and it was applied for the due date of xx/XX/2021. The current P&I is $304.79 and interest rate is 6.625%. The current unpaid principal balance reflects in the amount of $xx.	xx:As per comments the loan is in bankruptcy.
The payment history dated as of xx/XX/2021 reveals that the borrower is current with loan. The payment next due date is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $476.29 and it was applied for the due date of xx/XX/2021. The current P&I is $304.79 and interest rate is 6.625%. The current unpaid principal balance reflects in the amount of $xx.

According to the PACER report, the borrower had filed for bankruptcy under Chapter-13 with case# xx on xx/XX/2018 and the plan was confirmed on xx/XX/2020. The POC was filed on xx/XX/2019 with the POC amount of $xx and the amount of arrearage is $5,275.96. The loan is in active bankruptcy. xx:xx:According to the PACER report, the borrower had filed for bankruptcy under Chapter-13 with case# xx on xx/XX/2018 and the plan was confirmed on xx/XX/2020. The POC was filed on xx/XX/2019 with the POC amount of $xx and the amount of arrearage is $5,275.96. The loan is in active bankruptcy.	Not Applicable	Affiliated Business Disclosure Credit Report Notice of Servicing Transfer	Field: Age of Loan Loan Value: xxx Tape Value: xxx |---| -xx |----| -x.xxxxx% Comment: Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Bankruptcy-Current   Tape Value: Collections, >= xxx Days   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: xxx/xxx   Tape Value: In Arrears   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xxx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxMxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxMxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxx'   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx Loan Value: x.xxx% Tape Value: xx.xxx% Variance: -xx.xxx% Variance %: -xx.xxxxx% Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing credit report (Lvl 2) "credit card is missing in loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is misisng from loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required Affiliated business disclosure is missing from loan file."
																																																																																								* Settlement date is different from note date (Lvl 2) "Settlement date is different from note date."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
43021874	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,734.35	04/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$631.18	7.680%	360	xx	xx	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	11/XX/2018	$92,871.04	Not Applicable	4.625%	$425.01	01/XX/2019	Financial Hardship	According to the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2007 with the lender “xx” and it was recorded on xx/XX/2007 in the amount of $xx. xx of assignment has been completed. Currently, the mortgage is with the “xx LLC”.
There is one junior mortgage against the subject property in the favor of people working cooperatively in the amount of $3961.86 which was recorded on xx/XX/2018.
There is a xx against the borrower in the favor of xx. and which was recorded on xx/XX/2011 in the amount of $3,489.61.
There is a xx against the borrower in the favor of xx and which was recorded on xx/XX/2015 in the amount of $2,031.59.
There is a xx against the borrower in the favor of xx and which was recorded on xx/XX/2019 in the amount of $1,388.26.
All prior years of taxes have been paid.	As per the review of payment history as of xx/XX/2021, the borrower is currently delinquent for 3 months and next due date is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $753.99 which was applied for the due date of xx/XX/2021. The current P&I is $425.01 and PITI is $753.99. The UPB is $xx.	xx:
The loan is currently in collection. As per the review of payment history as of xx/XX/2021, the borrower is currently delinquent for 3 months and next due date is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $753.99 which was applied for the due date of xx/XX/2021. The current P&I is $425.01 and PITI is $753.99. The UPB is $xx.
The comment dated xx/XX/2020 shows due to pandemic impact the servicer was approved the 3 months forbearance plan which ran from xx/XX/2020 till xx/XX/2020. The forbearance plan extended multiple times.
The post-closing details regarding the foreclosure and bankruptcy have not been found.
As per comment dated xx/XX/2021, the subject property is owner-occupied.
No damages were reported. xx:xx:xx	The loan modification agreement was made on xx/2018. According to the modified terms, the new modified principal balance is $xx. The borrower promised to pay monthly P&I payment in the amount of $425.01, with the Interest Rate of 4.62%. The first modified payment date is 01/XX/2019 and the new maturity date is 12/XX/2058.	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
HUD-1 Closing Statement
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal	Field: Age of Loan Loan Value: xxx Tape Value: xxx |---| -x |----| -x.xxxxx% Comment: As per Review the Age of loan is xxx Months. Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Collections, xx-xxx Days   Tape Value: Collections, >= xxx Days   Variance:    Variance %:    Comment: This loan is Delinquent for + xx days.   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $xxxx.xx   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: xxx/xxx   Tape Value: In Arrears   Variance:    Variance %:    Comment: Interest Calculation Type is xxx/xxx.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: x (Days)   Variance %:    Comment: As per review Last Payment Received date is xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: $xxxxx.xx   Tape Value: $x.xx   Variance: $xxxxx.xx   Variance %:    Comment: Appraisal is unavailable in the loan file.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: MMMMxxxxxxxxxMMMMxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: As per the PH Review, the String is xxxxxxxxxxxxxxxxxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxMMMMxxxxxxxxxMMMM   Tape Value: xxxxxxxxxxxxxxxxxxxxxxx'   Variance:    Variance %:    Comment: As per the PH Review, the String reversed is xxxxxxxxxxxxxxxxxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value:xx  Tape Value: xx   Variance:    Variance %:    Comment: As per review Property Address Street is xx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/XX/xxxx Tape Value: x/XX/xxxx Variance: xxxx (Days) Variance %: Comment: As per Note review Stated Maturity Date is xx/XX/xxxx. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with Estimated HUD-1 and Itemization are missing from the loan file."	* Application Missing (Lvl 2) "The Final Loan Application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final Truth in Lending is document is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An Appraisal report at origination is missing from loan file."
* Missing credit report (Lvl 2)     "credit report is missing in loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the OH State. The following state disclosures are missing in the loan file;
1) Equal Credit Availability Notice.
2) Insurance Tying Disclosure.
3) Non-Deposit Insurance Disclosure."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The Notice of Servicing transfer document is missing from loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The Affiliated Business Disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
40480412	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	XX	$0.00	$3,802.29	10/XX/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,353.73	7.375%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	05/XX/2012	$195,430.68	$17,242.33	4.000%	$719.03	05/XX/2012	Financial Hardship	The review of the updated title report dated xx/XX/2021 shows that the subject mortgage was originated on xx/XX/2007 and was recorded on xx/XX/2008 in the amount of $xx, with xx., recorded with the Book/Page#xxof assignment has been completed. The last assignment is with xx.

Active mortgages, liens and judgments found against the borrower and property is as follows:

1. There are multiple HOA liens active against property in the favor of same plaintiff’s “xx”, which were recorded on different dates total in the amount of $6,085.00 with different Instrument#.

1st installment of combined taxes for 2021 have been paid in full in the amount of $1,901.15 on xx/XX/2021 & 2nd installment is due in the amount of $1,901.14 on xx/XX/2021.	According to the payment history as of xx/XX/2021, the borrower is delinquent for 6 months. The last payment was received on xx/XX/2021, the applied date was xx/XX/2021 and the next due date for payment is xx/XX/2021.The P&I is in the amount of $719.03 and PITI is in the amount of $1,116.86. The UPB reflected as per the payment history is in the amount of $xx.	xx:xx current status is Bankruptcy.
According to the payment history as of xx/XX/2021, the borrower is delinquent for 6 months. The last payment was received on xx/XX/2021, the applied date was xx/XX/2021 and the next due date for payment is xx/XX/2021.The P&I is in the amount of $719.03 and PITI is in the amount of $1,116.86. The UPB reflected as per the payment history is in the amount of $xx.
As per comment dated xx/XX/2020, the RFD is curtailment of income.
The subject property has been occupied by the owner. The borrower's intention is to keep the property.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding litigation and contested matter. xx:xx:The debtor xx had filed Bankruptcy under chapter-13 on xx/XX/2017 with the Case# xx. The POC was filed on xx/XX/2017 with the secured claim $xx & with an arrearage of $921.70. The schedule D of xx shows that the amount of claim without deducting the value of the collateral is $xx and the value of the collateral is $xx. This plan was confirmed on xx/XX/2017. According to the debtor's amended chapter-13 plan which was filed on xx/XX/2017, the debtor shall make regular ongoing mortgage payment in the amount of $450.00 monthly for 60 months to the trustee.	The loan was modified with an effective date of xx/2012 and a new principal balance is $xx out of which amount of $xx deferred amount & amount of $xx is interest bearing amount to step modification and the rate started from 2.00% and borrower had given promise to pay P&I in the total amount of $539.60 beginning on 05/XX/2012 with a new maturity date of 04/XX/2052. The rate changes in 3 steps ending at 4.00%.	Affiliated Business Disclosure Final Truth in Lending Discl.	Field: Age of Loan Loan Value: xxx Tape Value: xxx |---| -x |----| -x.xxxxx% Comment: udated as per review. Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Bankruptcy-Delinquent   Tape Value: Collections, >= xxx Days   Variance:    Variance %:    Comment: udated as per review.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: udated as per review.udated as per review.   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: xxx/xxx   Tape Value: In Arrears   Variance:    Variance %:    Comment: udated as per review.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xxx (Days)   Variance %:    Comment: udated as per review.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: udated as per review.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: udated as per review.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxx'   Variance:    Variance %:    Comment: udated as per review.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xxx.xxx%   Tape Value: xx.xxx%   Variance: xx.xxx%   Variance %: xx.xxxxx%   Comment: udated as per review.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx  Variance:    Variance %:    Comment: udated as per review.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx Variance: xxxx (Days) Variance %: Comment: udated as per review. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA APR test.
This loan failed the TILA right of rescission test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA right of rescission test.
Closed-end ( 12 CFR §1026.23(a)(3) , transferred from 12 CFR §226.23(a)(3) ), Open-end ( 12 CFR §1026.15(a)(3) ,
transferred from 12 CFR §226.15(a)(3) )
The funding date is before the third business day following consummation.
The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last."
* Final TIL Missing or Not Executed (Lvl 2)     "The final TIL is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$31,000.00	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
3453046	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$5,205.30	09/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$880.99	4.500%	300	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Investor	Yes	Yes	No	725	Not Applicable	148.068%	First	Final policy	Not Applicable	Not Applicable	03/XX/2021	$147,905.31	$25,905.31	3.000%	$436.74	03/XX/2021	Financial Hardship	The review of the updated title report dated xx/XX/2021 shows that the subject mortgage was originated on xx/XX/2017 and was recorded on xx/XX/2017 in the amount of $xx, with MERS as nominee for xx, recorded with the Instrument/Book/Page# xx of assignment has been completed. The last assignment is with xx xx, as nominee for xx

No active liens and judgments have been found against borrower and property.

2nd installment school taxes of 2021 are due on xx/XX/2022 in the amount of $1,127.46.	According to the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment was received on xx/XX/2021, the applied date was xx/XX/2021 and the next due date for payment is xx/XX/2021 .The P&I is in the amount of $436.74 and PITI is in the amount of $916.53. The UPB reflected as per the payment history is in the amount of $xx.	xx:xx current status is performing.
According to the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment was received on xx/XX/2021, the applied date was xx/XX/2021 and the next due date for payment is xx/XX/2021 .The P&I is in the amount of $436.74 and PITI is in the amount of $916.53. The UPB reflected as per the payment history is in the amount of $xx.
The subject property is vacant. The borrower's intention is to keep the property.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding litigation and contested matter. As per the review of collection comments, the subject property is in good condition. No evidence of damage or repairs has been found. xx:xx:xx	The Loan modification agreement was made on xx/2021.The new modified principal balance as per modification is in the amount of $xx with interest rate starting at 3.000% and the borrower promises to pay P&I in the amount of $436.74 beginning from xx/2021. The deferred balance amount is $xx and interest bearing is $xx. The maturity date as per loan modification agreement is 02/XX/2061.	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: xx Tape Value: xx |---| -x |----| -x.xxxxx% Comment: updated as per review. Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value: Collections, < xx Days   Variance:    Variance %:    Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: xxx/xxx   Tape Value: In Arrears   Variance:    Variance %:    Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xxx (Days)   Variance %:    Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxx'   Variance:    Variance %:    Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xxx.xxx%   Tape Value: xxx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Borrower income was $x,xxx.xx and Total Debts are in the amount of $xxxx.xx.xx hence calculated Housing Ratio as per xxxx is xxx.xxx%.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Note document reflects, property address is"xx".   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: x/XX/xxxx Tape Value: xx/XX/xxxx Variance: xxxx (Days) Variance %: Comment: updated as per review. Tape Source: Initial Tape Type:	3: Curable	* DSCR is less than 1.00 (Lvl 3) "As per net operating income is $1,860.24 and total annual payment is $xx and there DSCR ratio is -0.07 which is less than 1.00."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate Lock Agreement is missing from loan documents."	* LTV or CLTV exceeds 104% (Lvl 2) "The subject loan is Investor. LTV/CLTV of the loan is exceeded 198.125.00% as the purchase price of the subject property ($xx) is less than the loan amount is $xx."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
44809374	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$949.00	11/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$581.23	2.750%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	662	658	30.455%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2021 with lender MERS as nominee for xx and recorded on xx/XX/2021 for the amount of $xx.
The chain of assignment has not been completed. No latest assignment has been found.
There are no active liens and judgments against the borrower.
County and city taxes for the year 2020-21 is due on 02/XX/22 for the amount of $949.00. No prior year tax delinquency has been found.	According to the payment history as of dated xx/XX/2021, the borrower is regular with the payment and the next due date is xx/XX/2021. The last payment was received on xx/XX/2021 for the amount of $900.36xx. The monthly P&I is in the amount of $581.23 with an interest rate of 2.750%. The current UPB is reflected in PH for the amount of $xx.	xx:The current status of the loan is performing. According to the payment history as of dated xx/XX/2021, the borrower is regular with the payment and the next due date is xx/XX/2021. The last payment was received on xx/XX/2021 for the amount of $900.36xx. The monthly P&I is in the amount of $581.23 with an interest rate of 2.750%. The current UPB is reflected in PH for the amount of $xx.
No comments have been found regarding the foreclosure and bankruptcy. The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. Also, no comments have been found regarding the income impacted due to covid-19. xx:xx:xx	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock Mortgage Insurance	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Does Lender G/L Required MI is not applicable. Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: xx (Days)   Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Amount of Secondary Lien(s): $x.xx. Loan Amount: $xx. CLTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. LTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xxx  St   Tape Value: xxx  Street   Variance:    Variance %:    Comment: The Note signed on x/XX/xxxx reflects the property address as xx  Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: xxx Tape Value: xxx Variance: x Variance %: x.xxxxx% Comment: NA Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Appraisal report dated 1/XX/2021 which is 120 days older than consummation date 6/XX/2021. However, appraisal report is located at xx dated 10/XX/2021 which is after consummation date 6/XX/2021."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 1/XX/2021 does not reflect Appraisal Re-Inspection Fee. However, CD dated 6/XX/2021 reflects Appraisal Re-Inspection Fee at $100.00. This is an increase in fee of $100.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows HUD case was cancelled prior to loan closing."
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage Insurance certificate is missing from loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
8737958	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$417.99	11/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$950.49	2.990%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	696	Not Applicable	37.629%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2021 with lender MERS as nominee for xx and recorded on xx/XX/2021 for the amount of $225.735.00.
The chain of assignment has not been completed. No latest assignment has been found.
There are no active liens and judgments against the borrower.
County taxes for the year 2021 have been paid in the amount of $417.99. No delinquency has been found.	According to the payment history as of dated xx/XX/2021, the borrower is regular with the payment and the next due date is xx/XX/2021. The last payment was received on xx/XX/2021 for the amount of $1363.56xx. The monthly P&I is in the amount of $950.49 with an interest rate of 2.990%. The current UPB is reflected in PH for the amount of $xx.	xx:The current status of the loan is performing. According to the payment history as of dated xx/XX/2021, the borrower is regular with the payment and the next due date is xx/XX/2021. The last payment was received on xx/XX/2021 for the amount of $1363.56xx. The monthly P&I is in the amount of $950.49 with an interest rate of 2.990%. The current UPB is reflected in PH for the amount of $xx.
No comments have been found regarding the foreclosure and bankruptcy. The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. Also, no comments have been found regarding the income impacted due to covid-19. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: xx/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xx (Days)   Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Original CLTV ratio percent is xx.xxx%   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Original standard LTV is xx.xxx%   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Subject property is PUD Tape Source: Initial Tape Type:	3: Curable	* Intent to Proceed Missing (Lvl 3) "A valid copy of Intent to Proceed is missing from the loan file."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape shows defect as "Default CAIVRS not cleared prior to loan closing, processor trying to get cleared with Dept of Ed. Case cancellation requested 9/XX/2021”."
* Missing or error on the Rate Lock Document (Lvl 3)     "An executed copy of Rate Lock Agreement is missing from the loan file."
																																																																																							* Missing Required Disclosures (Lvl 3) "Home Loan Toolkit is missing from the loan file."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
38955939	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$123.08	11/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,098.79	5.500%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	703	698	28.116%	First	Final policy	Not Applicable	Not Applicable	03/XX/2021	$193,520.00	Not Applicable	2.875%	$802.90	05/XX/2021	Financial Hardship	The review of the updated title report dated xx/XX/2021 reflects that the subject mortgage was originated on xx/XX/2020 with the lender xx in the amount of $xx, which was recorded on xx/XX/2020 Instrument#xx.
The chain of the assignment has been completed.
No active liens and judgments have been found against the borrower and the property.
No prior year’s delinquent taxes have been found.	According to a review of the payment history as of xx/XX/2021, the loan is currently performing and the next due date for the regular payment is xx/XX/2021. The last payment was received on xx/XX/2021 total in the amount of PITI $1,043.91 which includes P&I $802.90 with the rate of interest 2.875%, which was applied for the due date of xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.	xx:According to the review of the servicing comments, the current status of loan is performing. The next due date for the regular payment is xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.
No comments have been found regarding reason for default.
The borrower xx has been working at xx for 2 years.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No details have been found regarding damage. xx:xx:xx	According to the modification, the loan was modified on xx/2021. The new modified principal balance as per modification is in the amount of $xx with interest rate starting at 2.875% and the borrower promises to pay P&I in the amount of $802.90 beginning from 5/XX/2021. The maturity date as per modification is 4/XX/2051. This loan was modified once.	HUD-1 Closing Statement Missing or error on the Rate Lock Right of Rescission	Field: Last Payment Received Date Loan Value: xx/XX/xxxx Tape Value: xx/XX/xxxx |---| xx (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: x.xxxxx%   Tape Value: x.xxxxx%   Variance: x.xxxxx%   Variance %: x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Post-Close Housing Ratio per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx Variance: -xx (Days) Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final CD is missing from the loan file."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape reflects the following issues. "Underwriting Issue: Credit report closed with expired credit report. Updated credit report pulled but too old to tie in DU”. Subject loan was a construction loan modified to permanent on 3/XX/21."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan file."	* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
70048082	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$360.22	09/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$446.52	3.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	782	Not Applicable	26.624%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the pro-title dated xx/XX/2021, the subject mortgage was originated on xx/XX/2021 with the lender MERS as nominee for xx & xx.
The chain of assignment has been completed. Currently, the mortgage is with MERS as nominee for xx & xx which is recorded on xx/XX/2021.
No active liens and judgments have been found.
1st and 2nd installment county taxes of 2021 have been paid in the amount of $360.22.
No prior year delinquent taxes have been found.	According to the payment history as of xx/XX/2021, the borrower is current with the loan and the next due date for payment is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $583.86 which was applied for xx/XX/2021. The P&I is in the amount of $446.52 and PITI is in the amount of $583.86. The UPB reflected as per the payment history tape is in the amount of $xx.	xx:
The present status of the loan is in performing and the next due date for payment is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $583.86 which was applied for xx/XX/2021. No evidence of post-closing foreclosure and bankruptcy have been found. The RFD is unable to be determined. The property is owner occupied.
No repairs and damages have been found. The borrower xx Wood has been working at xx as a Housekeeping for 6 months. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Original Note Doc Date Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx |---| xx (Days) |----| Comment: Original note reflects note document date as xx/XX/xxxx. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges than in total cannot increase more than 10% tolerance test. LE dated 04/XX/2021 reflects Recording fee at $60.00. However, Final CD dated 05/XX/2021 reflects the Recording fee at $90.00. This is a cumulative increase of $24.00 for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape shows the issue as single wide manufactured homes which are not located in PUD project, those properties are not allowed."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock provided expired on 04/XX/2021 and the loan closed on 05/XX/2021. No lock extension found in the loan documents."
																																																																																							* Settlement date is different from note date (Lvl 3) "Final CD reflects closing date as 05/XX/2021. Notary's signature date on the Mortgage/Deed of Trust is 05/XX/2021. Note date is 05/XX/2021."	* Property is Manufactured Housing (Lvl 2) "Home is affixed. An Appraisal Report at the origination located at “xx” shows the type of subject property as a manufactured home. The Affidavit of Affixation located at “Ln#xx pg#29” states that the property is affixed to the permanent foundation. The VIN# is xx		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
88031662	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,448.02	10/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,237.47	2.490%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	764	Not Applicable	20.697%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2020 and was recorded on xx/XX/2020, in the amount of $xx, with MERS as nominee for xx & xx, with Instrument#xx The chain of assignment has been completed; currently, the assignment is with MERS as nominee for xx & xx.

No active judgments or liens have been found against the borrower.
1st and 2nd installments combined taxes of 2020 have been paid on xx/XX/2021 & xx/XX/2021 in the amount of $1,448.02.	According to the payment history as of xx/XX/2021, the current status of the loan is performing. The last payment was received on xx/XX/2021 which was applied for the due date of xx/XX/2021 and the next due date for payment is xx/XX/2021. The P&I is in the amount of $1,237.47 and PITI is in the amount of $1,613.02. The UPB reflected as per the payment history is in the amount of $xx.	xx:As per the comment history, the current status of the loan is performing.
According to the payment history as of xx/XX/2021, the last payment was received on xx/XX/2021 which was applied for the due date of xx/XX/2021 and the next due date for payment is xx/XX/2021. The P&I is in the amount of $1,237.47 and PITI is in the amount of $1,613.02. The UPB reflected as per the payment history is in the amount of $xx.
The reason for default is unable to be determined from the latest servicing comments.
No comment has been found stating that borrower’s income is impacted due to Covid-19.
No evidence has been found regarding damage or repairs in the latest servicing comments.
As per the 1003, the borrower is working at the xx as a xx from 4.4 years. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Original Appraised Value Loan Value: $xxxxxx.xx Tape Value: $xxxxxx.xx |---| $-xxxx.xx |----| -x.xxxxx% Comment: Original Appraised value as $xx. Tape Source: Initial Tape Type:
Field: Original Note Doc Date Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx Variance: xx (Days) Variance %: Comment: The Note reflects the Original Note Doc Date as x/XX/xxxx. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed Compliance Ease delivery and timing test for Closing Disclosure dated 9/XX/2020. Document tracker is missing and 3 business days were added to get receipt date 9/XX/2020 which is same as the Consummation date 9/XX/2020."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan fails Compliance Ease delivery and timing test Initial Loan Estimate dated 6/XX/2020. Document tracker proving the delivery of Initial Loan Estimate within 3 business days is missing from the loan documents."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test and charges that in total cannot increase more than 10% tolerance test due to loan failed Initial LE estimate delivery and timing test. Initial LE dated 6/XX/2020 delivered on 7/XX/2020 which is more than 3 business days from initial application date 6/XX/2020."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape reflects the following issues. "Appraisal comps are not acceptable to FNMA” However, no such issue has been verified from the loan file."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
91324350	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,026.68	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,540.20	4.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	808	Not Applicable	58.113%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2021 shows that the subject mortgage was originated in the amount of $xx on xx/XX/2021 with the lender MERS as nominee for xx which was recorded on xx/XX/2021.
The chain of the assignment has not been found.
No active judgments or liens have been found.
Taxes of 2021 are due in the amount of $1,026.68.
Taxes of 2020 have been paid in the amount of $1,043.67.	According to the payment history tape data as of xx/XX/2021, the borrower is current with the loan and the next due date for the payment is xx/XX/2021. The UPB reflected is in the amount of $xx.	xx:As per the review of the servicing comments, currently, the loan is in performing and according to the payment history tape data as of xx/XX/2021, the borrower is current with the loan and the next due date for the payment is xx/XX/2021. The UPB reflected is in the amount of $xx.
The reason for default is unable to be determined.
No comments have been found regarding foreclosure in the latest servicing comments.
No comments have been found regarding bankruptcy in the latest servicing comments.
The subject property has been occupied by the owner. Recent servicing comments do not reflect any damage pertaining to the subject property. xx:xx:xx	Not Applicable	Field: Age of Loan Loan Value: x Tape Value: x |---| -x |----| -xx.xxxxx% Comment: Note document reflects Age of loan as x. Tape Source: Initial Tape Type:
Field: Borrower #x Middle Name   Loan Value: Not Applicable   Tape Value: K   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xx (Days)   Variance %:    Comment: Appraisal report reflects appraisal date as x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -xx.xxx%   Variance %: -xx.xxxxx%   Comment: NA   Tape Source: Initial   Tape Type:
Field: Post-Close Housing Ratio per xxxx   Loan Value: x.xxx%   Tape Value: xx.xxx%   Variance: -xx.xxx%   Variance %: -xx.xxxxx%   Comment: NA   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: The Note signed on xx/XX/xxxx reflects the property address as xx. Tape Source: Initial Tape Type:	3: Curable	* DSCR is less than 1.00 (Lvl 3) "As per net operating income is $xx and annual payments (Debt Service) is $xx and there debt service cover ratio (DSCR) is 0.31 which is less than 1."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Subject loan closed at 58.11%. Tape shows unable to income miscalculation relying on REO of rental may push DTI over 59%. Subject loan is NOO."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
89680616	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,439.64	11/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$560.68	2.875%	180	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Investor	No	Not Applicable	Unavailable	Unavailable	Not Applicable	29.259%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2021 reflects that the subject mortgage was originated on xx/XX/2021 with the lender MERS as nominee for xx in the amount of $xx, which was recorded on xx/XX/2021 Instrument# | Book/Page# xx.
The chain of the assignment has been completed.
No active liens and judgments have been found against the borrower and the property.
No prior year’s delinquent taxes have been found.	According to a review of the payment history as of xx/XX/2021, the loan is currently performing and the next due date for the regular payment is xx/XX/2021. The last payment was received on xx/XX/2021 total in the amount of PITI $817.78 which includes P&I $560.68 with the rate of interest 2.875%, which was applied for the due date of xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.	xx:The current status of loan is performing. The next due date for the regular payment is xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.
The loan was originated on xx/XX/2021. However, the required collection comments are missing from xx/XX/2021 to xx/XX/2021. xx review is not performed as latest collection comments are missing.
The borrower xx has been working at xx as xx for 9 years.
Unable to determine the occupancy and current condition of property. xx:xx:xx	Not Applicable	Affiliated Business Disclosure Credit Report Flood Certificate Hazard Insurance Initial 1003_Application Missing or error on the Rate Lock Notice of Servicing Transfer Origination Appraisal	Field: Original Balance (or Line Amount) Loan Value: $xxxxx.xx Tape Value: $xxxxx.xx |---| $-xxxx.xx |----| -x.xxxxx% Comment: Original note reflects Original balance as $xx. Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral value used for underwriting: $xx. Amount of secondary lien: $x.xx. Loan amount: $xx. CLTV=xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -x (Days)   Variance %:    Comment: Original note reflects note document date as xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral value used for underwriting: $xx, loan amount: $xx. LTV=xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -xx.xxx%   Variance %: -xx.xxxxx%   Comment: The borrower’s total monthly income is $xx after subject loan the proposed amount $x.xx and total non-housing payments is $x,xxx.xx hence the calculated DTI ratio is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Limited Cash Out (GSE definition)   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment: Final application reflects purpose of refinance as Limited Cash Out.   Tape Source: Initial   Tape Type:
Field: Rate Lock Date Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx Variance: -xx (Days) Variance %: Comment: Rate lock date is as xx/XX/xxxx. Tape Source: Initial Tape Type:	3: Curable	* Homeownership Counselling Disclosure is missing. (Lvl 3) "Homeownership Counseling disclosure is missing from loan documents."
* Missing Appraisal (Lvl 3)     "Appraisal report is missing from the loan documents."
* Missing flood cert (Lvl 3)     "Flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 3)     "Initial Application (1003) is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 3)     "Hazard insurance is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "Written list of service providers is missing from the loan documents.
Operating income sheet is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)     "Notice of servicing transfer is missing from the loan documents."
																																																																																							* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "Required Affiliated business disclosure is missing from the loan documents."	* Missing credit report (Lvl 2) "Credit report is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
64688875	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$3,329.43	$3,264.13	10/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,964.25	2.625%	180	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	31.214%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2021 and was recorded on xx/XX/2021, in the amount of $xx, with MERS as nominee for xx.
The chain of assignment has been completed; currently, the assignment is with MERS as nominee for xx

No active judgments or liens have been found against the borrower.
1st and 2nd installments city taxes of 2021 have been delinquent in the amount of $3,329.43 which is good through till xx/XX/2021.
Monthly installments utilities taxes of 2021 are due on xx/XX/2021 in the amount of $169.56.	According to the payment history as of xx/XX/2021, the current status of the loan is performing. The last payment was received on xx/XX/2021 which was applied for the due date of xx/XX/2021 and the next due date for payment is xx/XX/2021. The P&I is in the amount of $1,964.25 and PITI is in the amount of $2,295.71. The UPB reflected as per the payment history is in the amount of $xx.	xx:The current status of the loan is performing.
According to the payment history as of xx/XX/2021, the last payment was received on xx/XX/2021 which was applied for the due date of xx/XX/2021 and the next due date for payment is xx/XX/2021. The P&I is in the amount of $1,964.25 and PITI is in the amount of $2,295.71. The UPB reflected as per the payment history is in the amount of $xx. xx are missing. Therefore COVID review has not been performed.
																																																																																	As per the 1003, the borrower is working at the xx as xx from 0.11 years. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Rate Lock Date Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx |---| -xx (Days) |----| Comment: Change of circumstance dated x/XX/xxxx reflects loan file was locked. Tape Source: Initial Tape Type:	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase TILA Test Failed (Lvl 2) "Finance charge disclosed on Final CD as $xx. Calculated Finance charge is $xx for an under disclosed amount of $138.05. Reason for Finance Charge under disclosure is unknown as the Fee Itemization is missing. Subject loan is a purchase, originated on 3/XX/2021 and the SOL is 1 year."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
14095064	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,015.84	11/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$834.26	3.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	746	Not Applicable	31.806%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the pro-title dated xx/XX/2021, the subject mortgage was originated on xx/XX/2021 with the lender MERS as nominee for xx.
The chain of assignment has been completed. Currently, the mortgage is with MERS as nominee for xx Mortgage which is recorded on xx/XX/2021.
No active liens and judgments have been found. xx taxes of 2021 have been paid in the amount of $2015.84.
No prior year delinquent taxes have been found.	According to the payment history as of xx/XX/2021, the borrower is current with the loan and the next due date for payment is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $1,262.30 which was applied for xx/XX/2021. The P&I is in the amount of $834.26 and PITI is in the amount of $1,262.30. The UPB reflected as per the payment history is in the amount of $xx	xx:The present status of the loan is in performing and the next due date for payment is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $1,262.30 which was applied for xx/XX/2021. No evidence of post-closing foreclosure and bankruptcy have been found. The property is owner occupied.
No repairs and damages have been found. The collection comments are missing. Therefore, COVID review has not been performed. The borrower xx has been working at xx as a xx for 3 years 7 months. xx:xx:xx	Not Applicable	Field: Age of Loan Loan Value: x Tape Value: x |---| -x |----| -xx.xxxxx% Comment: Age of loan is x. Tape Source: Initial Tape Type:
Field: MI Company   Loan Value: Not Applicable   Tape Value: Other   Variance:    Variance %:    Comment: Not applicable.   Tape Source: Initial   Tape Type:
Field: Subject Property Detached/Attached Loan Value: Detached Tape Value: Attached Variance: Variance %: Comment: Subject property detached/attached is detached. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 6/XX/2021 does not reflect Points - Loan Discount Fee and Rate Lock Fee. However, CD dated 8/XX/2021 reflects Points - Loan Discount Fee and Rate Lock Fee at $245.39 and $545.30. This is an increase in fee of $790.69 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Seller tape shows, the findings were ran as one-unit rather than two-unit. So, the maximum LTV of 85% for 2 unit properties was missed and the loan closed with a 95% LTV."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
86244299	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$371.56	11/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$737.90	3.500%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	635	Not Applicable	43.021%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2021 with the lender MERS as Nominee for xx in the amount of $xx which was recorded on xx/XX/2021 with Instr | Book/Page#xx.
No assignment found in the updated title, however, the subject mortgage is with the original lender MERS as nominee for xx.
The subject mortgage is at first lien position as there are no active liens or judgment against the borrower or subject property.
County annual taxes for the year of 2021 are paid in the total amount of $371.56.	According to the payment history as of dated xx/XX/2021, the borrower is regular with the payment and the next due date is xx/XX/2021. The last payment was received on xx/XX/2021 for the amount of $1031.13xx. The monthly P&I is in the amount of $737.90 with an interest rate of 3.500%. The current UPB is reflected in PH for the amount of $xx.	xx:The current status of the loan is performing. According to the payment history as of dated xx/XX/2021, the borrower is regular with the payment and the next due date is xx/XX/2021. The last payment was received on xx/XX/2021 for the amount of $1031.13xx. The monthly P&I is in the amount of $737.90 with an interest rate of 3.500%. The current UPB is reflected in PH for the amount of $xx.
No comments have been found have been regarding the foreclosure and bankruptcy. The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. Also, no comments have been found regarding the income impacted due to covid-19. xx:xx:xx	Not Applicable	Mortgage Insurance	Field: Age of Loan Loan Value: x Tape Value: x |---| -x |----| -xx.xxxxx% Comment: Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -xx.xxx%   Variance %: -xx.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Post-Close Housing Ratio per xxxx Loan Value: x.xxx% Tape Value: x.xxx% Variance: -x.xxx% Variance %: -x.xxxxx% Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.021% as the Borrower’s income is $xx and total expenses are in the amount of $8,011.13 and the loan was underwritten by AUS/DU (Locator# xx). AUS reflects the post close DTI 63.17% with Refer/Eligible."	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "TRID Violation in Charges that cannot Increase test due to fee addition in Initial CD dated 6/XX/2021. Initial LE dated 5/XX/2021 does not reflect Appraisal Re-Inspection Fee.However, Initial CD dated 6/XX/2021 Appraisal Re-Inspection Fee at $150.00 Valid COC for the increase in fee is missing from the loan files.

TRID Violation in Charges that Cannot Increase test due to increase of fee in Initial CD dated 6/XX/2021. Initial LE dated 5/XX/2021 reflect Transfer Taxes at $251.00. However, Initial CD dated 6/XX/2021 reflect Transfer Taxes at $252.60 this is a fee increase of $1.60 for 0% tolerance fee test. Valid COC for the increase in Transfer taxes is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape shows this loan does not qualify to be insured with FHA due to the DTI and also TRID violation, timing issue. Can't be insured due to violations."
* MI, FHA or MIC missing and required (Lvl 3) "MI Certificate is missing from the loan file."	* ComplianceEase TILA Test Failed (Lvl 2) "Non-Numeric Clerical Error and Post-Consummation Revised Closing Disclosure Delivery Date Test due to the post-consummation revised closing disclosure delivery date 9/XX/2021 is more than 60 calendar days after the consummation date 6/XX/2021. Subject loan is a purchase, originated on 6/XX/2021 and the SOL is 1 year."
																																																																																								* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed Higher-Priced Mortgage Loan Test due to APR calculated 4.630% Exceeds APR threshold of 4.490% Over By +0.140%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."		Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
75297971	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,269.64	11/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,323.03	3.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	769	Not Applicable	44.226%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the pro-title dated xx/XX/2021, the subject mortgage was originated on xx/XX/2020 with the lender MERS as nominee for xx.
The chain of assignment has been completed. Currently, the mortgage is with MERS as nominee for xx which is recorded on xx/XX/2020.
No active liens and judgments have been found. xx taxes of 2021 have been paid in the amount of $5058.85.
No prior year delinquent taxes have been found.	According to the payment history as of xx/XX/2021, the borrower is current with the loan and the next due date for payment is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $1,821.67 which was applied for xx/XX/2021. The P&I is in the amount of $1,323.03 and PITI is in the amount of $1,821.67. The UPB reflected as per the payment history is in the amount of $xx.	xx:The present status of the loan is in performing and the next due date for payment is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $1,821.67 which was applied for xx/XX/2021. No evidence of post-closing foreclosure and bankruptcy have been found. The property is owner occupied.
No repairs and damages have been found. No comments have been found stating the borrower’s income is impacted by Covid. The borrower xx has been working at xx as a Construction for 2 years xx:xx:xx	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Age of Loan Loan Value: xx Tape Value: xx |---| -x |----| -xx.xxxxx% Comment: Age of loan is xx. Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: $xxxxxx.xx   Tape Value: $xxxxxx.xx   Variance: $-xxxxxx.xx   Variance %: -xx.xxxxx%   Comment: Original appraised value is $xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxx   Tape Value: x   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xxxxxxxxxxxx Tape Value: x Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "1004D missing from file. Per tape and appraisal in file, appraisal shows property not in good condition. Property may have insect tree damage and trees to close to structure that may have impact on foundation. Elevated for client review."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate Lock Agreement is missing from the loan documents."
																																																																																							* Missing Required Disclosures (Lvl 3) "Your Home Loan Toolkit is missing from loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.226%, the borrower’s income was $4,462.67 and total expenses are in the amount of $1,973.67 and the loan was underwritten by DU (Locator# xx) and its recommendation is “Approve/Eligible” with a DTI of 44.23%."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
77958786	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,727.07	11/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$915.14	3.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	761	774	43.057%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the pro-title dated xx/XX/2021, the subject mortgage was originated on xx/XX/2020 with the lender MERS as nominee for xx.
The chain of assignment has been completed. Currently, the mortgage is with MERS as nominee for xx which is recorded on xx/XX/2020.
No active liens and judgments have been found. xx taxes of 2021 have been paid in the amount of $2617.99.
No prior year delinquent taxes have been found.	According to the payment history as of xx/XX/2021, the borrower is current with the loan and the next due date for payment is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $1,283.72 which was applied for xx/XX/2021. The P&I is in the amount of $915.14 and PITI is in the amount of $1,283.72. The UPB reflected as per the payment history is in the amount of $xx.	xx:The present status of the loan is in performing and the next due date for payment is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $1,283.72 which was applied for xx/XX/2021. No evidence of post-closing foreclosure and bankruptcy have been found. The property is owner occupied.
No repairs and damages have been found. No comments have been found stating the borrower’s income is impacted by Covid. The working details of the borrower xx have not been mentioned. xx:xx:xx	Not Applicable	Field: Age of Loan Loan Value: xx Tape Value: xx |---| -x |----| -x.xxxxx% Comment: Age of loan is xx. Tape Source: Initial Tape Type:
Field: Borrower #x Last Name   Loan Value: xx  Tape Value: xx  Variance:    Variance %:    Comment: Note document reflects borrower#x last name as xx.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: $xxxxxx.xx   Tape Value: $xxxxxx.xx   Variance: $-xxxxx.xx   Variance %: -xx.xxxxx%   Comment: Appraisal report reflects appraised value as $xx.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: x.xxxxx%   Tape Value: x.xxxxx%   Variance: -x.xxxxx%   Variance %: -x.xxxxx%   Comment: Note document reflects interest rate x.xxx%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxx   Tape Value: x   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xxxxxxxxxxxxxxxxx Tape Value: x Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 43.06%. Tape shows Borrower was not employed at closing so using only Borrower 2 income DTI may be over 50%. The Co-borrower hourly wage and Assets were misrepresented. Unable to rely on docs in file and unable to calc ATR."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.057%, the Borrower income was $6,733.36 and total expenses are in the amount of $2,899.21 and the loan was underwritten by DU (Locator#xx) and its recommendation is “Approve/Eligible” with a DTI of 43.06%."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
67213072	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,307.81	11/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$868.47	2.850%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	761	Not Applicable	45.740%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Updated title dated xx/XX/2021 shows that subject mortgage was originated on xx/XX/2020 in the amount of $xx which was recorded on xx/XX/2021. No assignment of mortgage has been found. No active judgments or liens have been found. Property taxes of 2022 are due on xx/XX/2022 and xx/XX/2022 in the amount of $1827.00.	Payment history as of xx/XX/2021 shows that loan is performing and next payment is due on xx/XX/2022. The last payment was made on xx/XX/2021 in the amount of $1600.00 for due date xx/XX/2021. Current UPB is $xx and interest rate is 2.85%.	xx:The present status of the loan is performing and next payment is due on xx/XX/2022. PH as of xx/XX/2021 shows that loan is performing and next payment is due on xx/XX/2022. The last payment was made on xx/XX/2021 in the amount of $1532.38 for due date xx/XX/2021. Current UPB is $xx and interest rate is 2.85%. No FC action has been noted. No damage or repairs were noted. No post-closing BK records were found. Property is owner occupied. xx:xx:xx	Not Applicable	Field: Age of Loan Loan Value: xx Tape Value: xx |---| -x |----| -x.xxxxx% Comment: Age of loan is xx. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: x (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xxxxxxxxxxxx Tape Value: Xxxxxxxxxxxx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan approved at 45.74% Tape shows miscalculation in monthly expenses may push DTI 59% . Unable to rely on documents in file and unable to calculate ATR."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.745%, the Borrower income was $4,745.00 and total expenses are in the amount of $2,170.38 and the loan was underwritten by LP(Locator#xx) and its recommendation is “Approve/Eligible” with a DTI of 44% However, 1008 located at "xx shows DTI as 45.74% with recommendation Accept."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
43783482	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,777.92	11/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$439.96	3.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	732	Not Applicable	28.362%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Updated title dated xx/XX/2021 shows that subject mortgage was originated on xx/XX/2020 in the amount of $xx which was recorded on xx/XX/2020 by lender, xx. No assignment of mortgage has been found. No active judgments or liens have been found.
Property taxes of 2021 are partially paid in the amount of $781.14. However, tax report shows that remaining balance $996.78 is still due.	Payment history as of xx/XX/2021 shows that loan is performing and next payment is due on xx/XX/2021. The last payment was made on xx/XX/2021 in the amount of $738.91 for the due date xx/XX/2021. Current UPB is $xx and interest rate is 3.75%.	xx:Current status of the loan is performing. Payment history as of xx/XX/2021 shows that loan is performing and next payment is due on xx/XX/2021. The last payment was made on xx/XX/2021 in the amount of $738.91 for the due date xx/XX/2021. Current UPB is $xx and interest rate is 3.75%. No FC action has been noted. No damages were reported. Property is occupied by owner. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: xx Tape Value: xx |---| -x |----| -xx.xxxxx% Comment: Age of loan is xx. Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: $xxxxxx.xx   Tape Value: $xxxxxx.xx   Variance: $-xxxxx.xx   Variance %: -xx.xxxxx%   Comment: Appraisal report reflects original appraisal value as $xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxx   Tape Value: x   Variance:    Variance %:    Comment: As per payment history   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xxxxxxxxxxxxxxx Tape Value: x Variance: Variance %: Comment: As per payment history Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 5/XX/2020 reflects Appraisal fee at $500. However, CD dated 7/XX/2020 reflects Appraisal fee at $550. This is an increase in fee of $50 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 28%. Tape shows BWR is a non-US citizen and has no lawful residency status in US. Stability of income and residency in question. Elevated for client review."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
23026142	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$9,266.16	11/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,205.77	4.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	796	746	49.924%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Updated title dated xx/XX/2021 shows that subject mortgage was originated on xx/XX/2019 in the amount of $xx which was recorded on xx/XX/2019 by lender, xx. No assignment of mortgage has been found. There are 2 junior hospital liens in the amount of $xx which was filed by xx and xx on xx/XX/2021 and xx/XX/2012 against borrower, xx and xx. There are multiple child support liens active against borrower, xx in the total amount of $xx which was filed by xx on different dates. However, SSN#/DOB of borrower does not match with SSN# or DOB mentioned on the copy of liens.
Property taxes of 2021 are due on xx/XX/2022 in the amount of $9266.16.	Payment history as of xx/XX/2021 shows that loan is performing and next payment is due on xx/XX/2021. The last payment was made on xx/XX/2021 in the amount of $2543.38 for the due date xx/XX/2021. The current UPB is $xx and interest rate is 4.38%	xx:Current status of the loan is performing and next payment is due on xx/XX/2021. PH as of xx/XX/2021 shows that loan is performing and next payment is due on xx/XX/2021. The last payment was made on xx/XX/2021 in the amount of $3043.38 for the due date xx/XX/2021. The current UPB is $xx and interest rate is 4.38%. No FC action has been noted. No damages were reported. No post-closing BK records were found. Property is occupied by owner. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: xx Tape Value: xx |---| -x |----| -x.xxxxx% Comment: Age of loan reflects xx. Tape Source: Initial Tape Type:
Field: Borrower First Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Note dated xx/XX/xxxx and signed at closing, reflects the Borrower's First Name as xx.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: $xxxxxx.xx   Tape Value: $xxxxxx.xx   Variance: $-xxxxx.xx   Variance %: -x.xxxxx%   Comment: The Appraisal reflects the value effective value as $xx.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: x.xxxxx%   Tape Value: x.xxxxx%   Variance: -x.xxxxx%   Variance %: -x.xxxxx%   Comment: Original stated rate reflects x.xxxxx%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: x   Variance:    Variance %:    Comment: As per payment history   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx Tape Value: x Variance: Variance %: Comment: As per payment history Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 9/XX/2019 does not reflect Points-Loan Discount fee. However, CD dated 10/XX/2019 reflects Points-Loan Discount fee at $1,207.50. This is increase in fee of $1,207.50 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approve/eligible at 49.92%. Tape shows BWRs were not employed as disclosed and multiple income miscalculations may push DTI over 90%. Unable to rely on documents in file and unable to calculated ATR."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.924%. The borrower's income is $7,605.74 and total expenses are in the amount of $3,797.09. The loan is underwritten using AUS/DU (Locator#xx) and its recommendation is “Approve/Eligible” with a DTI of 49.924%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
21891689	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,152.10	11/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,382.85	5.000%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	698	Not Applicable	43.237%	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Updated title dated xx/XX/2021 shows that subject mortgage was originated on xx/XX/2020 in the amount of $xx which was recorded on xx/XX/2020 by lender, xx.
No assignment of mortgage has been found.
Property taxes of 2021 are paid on xx/XX/2021 in the amount of $3152.10.	Payment history as of xx/XX/2021 shows that loan is performing and next payment is due on xx/XX/2021. The last payment was applied on xx/XX/2021 in the amount of $1705.66 for the due date xx/XX/2021. Current UPB is $xx and interest rate is 5.00%.	xx:The current status of the loan is performing and next payment is due on xx/XX/2021. PH as of xx/XX/2021 shows that loan is performing and next payment is due on xx/XX/2021. The last payment was applied on xx/XX/2021 in the amount of $1705.66 for the due date xx/XX/2021. Current UPB is $xx and interest rate is 5.00%. No FC action has been noted. No damages were reported. No post-closing BK records have been found. Property occupancy is owner occupied. xx:xx:xx	Not Applicable	Field: Age of Loan Loan Value: xx Tape Value: xx |---| -x |----| -x.xxxxx% Comment: N/A. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: $xxxxxx.xx   Tape Value: $xxxxxx.xx   Variance: $-xxxxx.xx   Variance %: -xx.xxxxx%   Comment: The Appraisal dated xx/XX/xxxx reflects the Appraised value as $xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxx   Tape Value: x   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxxxxx   Tape Value: x   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: -x.xxx% Variance %: -x.xxxxx% Comment: The borrower's monthly income is $x,xxx.xx after subject loan the proposed amount $x,xxx.xx and total non-housing Payments is $xxx.xx. Hence, the calculated DTI ratio is xx.xxx%. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan fails Qualified Mortgage Lending Policy points and fees test due to Fees charged $8,674.42 Exceeds Fees threshold of $7,594.00 Over by +$1,080.42.
The below fees were included in the test:
Administration Fee paid by Borrower: $949.00
Mortgage Broker Fee (Indirect) $5,152.00
Points - Loan Discount Fee paid by Borrower: $2,573.42"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test.
Loan estimate dated 10/XX/2019 reflect Points - Loan Discount Fee at $729.00. However, CD dated 2/XX/2020 Points - Loan Discount Fee at $2,573.42.
Loan estimate dated 10/XX/2019 does not reflects Appraisal Re-Inspection Fee. However, CD dated 2/XX/2020 reflects Appraisal Re-Inspection Fee at $150.00.
This is a cumulative increase in fee of $1,994.42 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
Valid COC for the increase in fee is missing from the loan documents

Loan failed charges than in total cannot increase more than 10% tolerance test. LE dated 10/XX/2019 reflects the sum of Section C fees at $1,349.00. However, CD dated 2/XX/2020 reflects the sum of Section C at $1,940.00. This is a increase of $456.10 for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to Fees charged $8,674.42 Exceeds Fees threshold of $7,594.00 Over by +$1,080.42.
The below fees were included in the test:
Administration Fee paid by Borrower: $949.00
Mortgage Broker Fee (Indirect) $5,152.00
Points - Loan Discount Fee paid by Borrower: $2,573.42"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approve at 43.237%. Tape shows BWR was not employed at closing and file omitted debt and DTI was unable to be calculated. Unable to rely on docs in file and unable to calc ATR."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 5.147% Exceeds APR threshold of 5.070% Over By +0.077%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed Higher-Priced Mortgage Loan Test due to APR calculated 5.147% Exceeds APR threshold of 5.070% Over By +0.077%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.237%, the Borrower income was $4,387.02 and total expenses are in the amount of $1,896.82 and the loan was underwritten by DU (Locator# xx) and its recommendation is “Approve/Eligible” with a DTI of 48.02%."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
49891118	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	10/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$734.85	3.150%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	Other	xx	30.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	810	Not Applicable	42.826%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx/XX/2021 shows that the subject mortgage was originated on xx/XX/2021 and recorded on xx/XX/2021 for the amount $xx held by xx.
The chain of assignment is complete.
No active judgments or liens have been found.
Tax status details are not provided in UT.	Review of payment history as of xx/XX/2021 shows that the borrower is current with the loan. The next due date is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $734.85 with interest rate 3.150 % which was applied for the due date xx/XX/2021. The current UPB as of the date is $xx.	xx:The current status of the loan is performing.
Review of payment history as of xx/XX/2021 shows that the borrower is current with the loan. The next due date is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $734.85 with interest rate 3.150 % which was applied for the due date xx/XX/2021. The current UPB as of the date is $xx.
No foreclosure and bankruptcy evidence has been found.
No employment details have been found in final 1003 doc.
No damage or repairs have been found in the latest servicing comments. xx:xx:xx	Not Applicable	Field: Age of Loan Loan Value: x Tape Value: x |---| -x |----| -xx.xxxxx% Comment: Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: $xxxxxx.xx   Tape Value: $xxxxxx.xx   Variance: $-xxxx.xx   Variance %: -x.xxxxx%   Comment: Appraisal Report reflects appraisal value as $xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xxxxxxxx Tape Value: XXXXXxxxxxxx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "This loan failed the Pennsylvania license validation test. (PA HB 2179 Section 6111)
The Pennsylvania HB 2179 requires non-exempt mortgage lenders engaged in the business of making mortgage loans to be licensed, effective November 5th, 2008.
The Pennsylvania Mortgage Lender License and Pennsylvania Exemption Letter (Mortgage Act) are not available for loans with a closing date before November 5th, 2008. Additionally, the Pennsylvania First Mortgage Banker License, Pennsylvania Secondary
Mortgage Loan License, Pennsylvania Unlicensed (Subordinate Lien), and Pennsylvania Exemption Letter are not available for
																																																																																							loans with a closing date on or after January 1st, 2009."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approve/eligible at 42.826%. Tape shows asset misrepresentation based on inaccurate bank statements used and borrower does not hold any accounts with TD bank. Unable to rely on documents in file and unable to calculate ATR."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
28095747	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$9,797.72	11/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,974.67	2.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Secondary	Yes	Yes	Yes	793	Not Applicable	42.993%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the pro-title dated xx/XX/2021, the subject mortgage was originated on xx/XX/2020 with the lender MERS as nominee for xx.
The chain of assignment has been completed. Currently, the mortgage is with MERS as nominee for xx which is recorded on xx/XX/2020.
No active liens and judgments have been found.
Annual taxes of 2021 have been paid in the amount of $9406.77.
No prior year delinquent taxes have been found	According to the payment history as of xx/XX/2021, the borrower is current with the loan and the next due date for payment is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $4,429.25 which was applied for xx/XX/2021. The P&I is in the amount of $3,974.67 and PITI is in the amount of $4,429.25. The UPB reflected as per the payment history is in the amount of $xx	xx:The present status of the loan is in performing and the next due date for payment is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $4,429.25 which was applied for xx/XX/2021. No evidence of post-closing foreclosure and bankruptcy have been found. The property is owner occupied.
No repairs and damages have been found. No comments have been found stating the borrower’s income was impacted by Covid. The borrower xx has been working at xx as a xx for 10 years 03 months. xx:xx:xx	Not Applicable	Initial 1003_Application Missing or error on the Rate Lock	Field: Age of Loan Loan Value: xx Tape Value: xx |---| -x |----| -xx.xxxxx% Comment: As per Tape data, age of loan is xx. However it reflects xx. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N.A   Tape Source: Initial   Tape Type:
Field: Escrow Account Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx CLTV = xx.xxx%   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx LTV = xx.xxx%   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: x.xxxxx%   Tape Value: x.xxxxx%   Variance: -x.xxxxx%   Variance %: -x.xxxxx%   Comment: As per tape data, Original stated rate is x.xx%. However Note document reflects x.xxx%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxx   Tape Value: x   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxx   Tape Value: x   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: -xx.xxx% Variance %: -xx.xxxxx% Comment: As per Tape data, Post Close DTI is xx.xxx%. However Final Application documents reflect as xx.xxx%. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 8/XX/2020 reflects Appraisal Fee at $550.00. However, CD dated 10/XX/2020 reflects Appraisal Fee at $950.00. This is an increase in fee of $400.00 for charges that cannot increase.

Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 8/XX/2020 reflects Credit Report Fee at $22.00. However, CD dated 10/XX/2020 reflects Credit Report Fee at $23.56. This is an increase in fee of $1.56 for charges that cannot increase."
* Missing Initial 1003_Application (Lvl 3)     "Initial application is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan closed at 42.993%. Tape shows flood insurance discrepancy. Further details not provided. Unable to rely on docs in file and unable to calc ATR."		Moderate	Not Covered	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
87157729	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,538.40	11/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,093.68	2.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	721	Not Applicable	35.830%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the pro-title dated xx/XX/2021, the subject mortgage was originated on xx/XX/2021 with the lender MERS as nominee for xx.
The chain of assignment has been completed. Currently, the mortgage is with MERS as nominee for xx, which is recorded on xx/XX/2021.
No active liens and judgments have been found.
Annual county taxes of 2021 have been due in the amount of $3538.40
No prior year delinquent taxes have been found	According to the payment history as of xx/XX/2021, the borrower is current with the loan and the next due date for payment is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $1,660.08 which was applied for xx/XX/2021. The P&I is in the amount of $1,093.68 and PITI is in the amount of $1,660.08. The UPB reflected as per the payment history is in the amount of $xx.	xx:The present status of the loan is in performing and the next due date for payment is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $1,660.08 which was applied for xx/XX/2021. No evidence of post-closing foreclosure and bankruptcy have been found. The property is owner occupied.
No repairs and damages have been found. No comments have been found stating the borrower’s income was impacted by Covid. The borrower xx has been working at xx as a xx for 8 years 03 months. xx:xx:xx	Not Applicable	Field: Age of Loan Loan Value: x Tape Value: xx |---| -x |----| -xx.xxxxx% Comment: Note document reflects Age of Loan as x. Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xxxxxxxxx Tape Value: XXXxxxxxxxxx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed Qualified Mortgage Lending Policy Points and Fees Test due to Fees Charged: $8,072.63 Fees Threshold: $7,979.61 Over by +$93.02. The following fees were included in the test:
Mortgage Broker Fee (Indirect) $7,917.25
Points - Loan Discount Fee paid by Borrower: $155.38"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan failed charges that cannot decrease test. Initial LE dated 12/XX/2020 reflects Non-specific lender credit at $94.00. However, Final CD dated 01/XX/2021 reflects Non-specific lender credit at $0.00. This is decrease of $94.00 for charges that cannot decrease. Valid COC for the decrease in NSLC is missing from the loan documents."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated 12/XX/2020 reflects Credit Report Fee at $25.00. However, Final CD dated 01/XX/2021 reflects Credit Report Fee at $51.60. This is an increase in fee of +$26.60 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan failed the GSE (Fannie Mae public guidelines) QM Points and Fees Test due to Fees Charged: $8,072.63 Fees Threshold: $7,979.61 Over by +$93.02. The following fees were included in the test:
Mortgage Broker Fee (Indirect) $7,917.25
																																																																																							Points - Loan Discount Fee paid by Borrower: $155.38"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 35.830%. Tape shows BWR misrepresented type of income as BWR was approved as SE but there is a question on actual business data and income docs provided. Unable to rely on docs in file and unable to calc ATR."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
90165769	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,709.42	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,054.01	3.000%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	778	823	34.970%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2021 reflects that the subject mortgage was originated on xx/XX/2020 with the lender MERS as nominee for xx in the amount of $xx, which was recorded on xx/XX/2020 Instrument#xx.
The chain of the assignment has been completed.
No active liens and judgments have been found against the borrower and the property.
No prior year’s delinquent taxes have been found.	According to a review of the payment history as of xx/XX/2021, the borrower is currently delinquent for 10 months with the loan and the next due date for the regular payment is xx/XX/2021. The amount of P&I is $1,054.01 with the rate of interest 3.000%. The UPB reflected in the latest payment history is in the amount of $0.00.	xx:According to the review of the servicing comments, the loan is currently in collection. The borrower is currently delinquent for 10 months with the loan and the next due date for the regular payment is xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $0.00.
No comments have been found regarding reason for default.
The borrower xx is retired person from 2 years.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No details have been found regarding damage. xx:xx:xx	Not Applicable	Origination Appraisal	Field: Post-Close DTI per xxxx Loan Value: xx.xxx% Tape Value: xx.xxx% |---| -x.xxx% |----| -x.xxxxx% Comment: As per xxxx borrowers income is $x,xxx.xx. Total expenses are $x,xxx.xx. DTI is xx.xxx%. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 7/XX/2020 reflects Recording Service Fee at $179.00 and does not reflects Notary Fee. However, CD dated 09/XX/2020 reflects Recording Service Fee at $271.00 and Notary Fee at $125.00. This is an increase in fee of +$217.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape reflect that FHLMC Seasoned Loan."
																																																																																							* Missing Appraisal (Lvl 3) "Appraisal report is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
33907574	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,787.74	12/XX/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$902.81	2.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Secondary	Yes	Yes	No	720	Not Applicable	46.082%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2020 with lender MERS as nominee for xx and recorded on xx/XX/2020 for the amount of $xx.
The chain of assignment has not been completed. No latest assignment has been found.
There are no active liens and judgments against the borrower.
Annual taxes for the year 2021-22 have been paid for the amount of $2787.74. No prior year tax delinquency has been found.	According to the payment history as of dated xx/XX/2021, the borrower has been delinquent for 10 months and the next due date is xx/XX/2021. The last payment was received on xx/XX/2020 for the amount of $1207.54xx. The monthly P&I is in the amount of $902.81 with an interest rate of 2.875%. The current UPB is reflected in PH for the amount of $xx.	xx:The status of the loan is in collection. According to the payment history as of dated xx/XX/2021, the borrower has been delinquent for 10 months and the next due date is xx/XX/2021. The last payment was received on xx/XX/2020 for the amount of $1207.54xx. The monthly P&I is in the amount of $902.81 with an interest rate of 2.875%. The current UPB is reflected in PH for the amount of $0.00.
No comments have been found regarding the foreclosure and bankruptcy. The occupancy is unable to be determined. No comments have been found regarding the property damage or repair. Also, no comments have been found regarding the income impacted due to covid-19. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Post-Close DTI per xxxx Loan Value: xx.xxx% Tape Value: xx.xxx% |---| -xx.xxx% |----| -xx.xxxxx% Comment: Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx.xxx%, the Borrower income was $x,xxx.xx and total expenses are in the amount of $xxx.xx. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "The Pennsylvania HB 2179 requires non-exempt mortgage lenders engaged in the business of making mortgage loans to be licensed, effective November 5th, 2008.
The Pennsylvania Mortgage Lender License and Pennsylvania Exemption Letter (Mortgage Act) are not available for loans with a closing date before November 5th, 2008. Additionally, the Pennsylvania First Mortgage Banker License, Pennsylvania Secondary
Mortgage Loan License, Pennsylvania Unlicensed (Subordinate Lien), and Pennsylvania Exemption Letter are not available for loans with a closing date on or after January 1st, 2009."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation in Charges that Cannot Increase test due to increase of fee in Final CD dated 09/XX/2020. Initial LE dated 08/XX/2020 does not reflects Points - Loan Discount Fee. However, Final CD dated 09/XX/2020 reflects Points - Loan Discount Fee at $4,882.94. This is fee increase of $4,882.94 for 0% tolerance test fee. Valid COC for the increase in fee amount is missing in the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Seller Tape shows this loan is Defective Agency loan."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 46.082%, the borrower's income was $3,926.76 and total expenses are in the amount of $1,809.54 and the loan was underwritten by DU (Locator# xx) and its recommendation is “Approve/Eligible” with a DTI of 46.08%."		Moderate	Not Covered	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
58828266	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,340.44	04/XX/2021	Unavailable	No	Moratorium	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$948.29	3.250%	360	xx	xx	VA	Fixed	Refinance	xx	xx	Streamline Refinance	Yes	xx	xx	25.000%	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	06/XX/2021	$223,715.13	Not Applicable	3.375%	$989.04	06/XX/2021	Financial Hardship	As per the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2017 with lender MERS as nominee for xx and recorded on xx/XX/2017 for the amount of $xx.
The chain of assignment has been completed. Currently, the assignment is with xx.
There are no active liens and judgments found against the borrower.
City taxes for the year 2021-22 will be due to on xx/XX/2020 for the amount of $2340.44. However, the water taxes for the year 2017,2018,2019,2020 and 2021 are delinquent in the total amount of $454.45 with the good through as xx/XX/2021.	According to the payment history as of dated xx/XX/2021, the borrower has been delinquent for 23 months and the next due date is xx/XX/2019. The last payment was received on xx/XX/2021 for the amount of $1303.42xx. The monthly P&I is in the amount of $948.29 with an interest rate of 3.375%. The current UPB is reflected in PH for the amount of $xx.	xx:The current status of the loan is in collection. According to the payment history as of dated xx/XX/2021, the borrower has been delinquent for 23 months and the next due date is xx/XX/2019. The last payment was received on xx/XX/2021 for the amount of $1303.42xx. The monthly P&I is in the amount of $948.29 with an interest rate of 3.375%. The current UPB is reflected in PH for the amount of $xx.
No comments have been found regarding the bankruptcy.
The process of foreclosure has been initiated, the file was referred to an attorney and the complaint was filed. As per the servicing comment dated xx/XX/2021 the sale date has been scheduled on xx/XX/2020. However, it was put on hold due to covid-19. No further comments have been found regarding the foreclosure. The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. As per the servicing comment dated xx/XX/2020, the borrower’s income has been impacted due to covid-19. xx:The process of foreclosure has been initiated, the file was referred to an attorney and the complaint was filed. As per the servicing comment dated xx/XX/2021 the sale date has been scheduled on xx/XX/2020. However, it was put on hold due to covid-19. xx:xx	The modification agreement was made between the lender xx and the borrower xx on 06/XX/2021. The new principal balance as per mod is $xx. The first payment was due on 06/XX/2021 and the maturity date is 05/XX/2051. The modified P&I is in the amount of $989.04 with an interest rate of 3.375%. The modification does not contain balloon payment.	Credit Report Missing or error on the Rate Lock	Field: First Payment Date Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx |---| -xxxx (Days) |----| Comment: Note reflects first payment date as x/XX/xxxx. Tape Source: Initial Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: $xxxxxx.xx   Tape Value: $xxxxxx.xx   Variance: $-xxxx.xx   Variance %: -x.xxxxx%   Comment: Note reflects original balance as $xx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx.xxx%   Tape Value: xxx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Collateral value used for underwriting: $xx. Loan amount: $xx. LTV = xxx.xxx%.   Tape Source: Initial   Tape Type:
																																																																																				Field: Original Stated Rate Loan Value: x.xxxxx% Tape Value: x.xxxxx% Variance: -x.xxxxx% Variance %: -x.xxxxx% Comment: Note reflects original stated rate as x.xxxxx%. Tape Source: Initial Tape Type:	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Missing credit report (Lvl 2) "Credit report is missing from the loan file."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
5360176	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,981.04	10/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$812.01	3.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Secondary	Yes	Yes	No	731	Not Applicable	21.780%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2021 shows that the subject mortgage was originated in the amount of $xx on xx/XX/2021 with the lender MERS as nominee for xx which was recorded on xx/XX/2021.
The chain of the assignment has not been found.
No active judgments or liens have been found.
Taxes of 2021 have been paid in the amount of $990.52.
Taxes of 2021 are due in the amount of $990.52.	According to the payment history as of xx/XX/2021, the borrower is current with the loan and the last payment was received on xx/XX/2021 which was applied for xx/XX/2021 and the next due date for the payment is xx/XX/2021. The P&I is in the amount of $812.01 and PITI is in the amount of $1,081.72. The UPB reflected is in the amount of $xx.	xx:As per the review of the servicing comments, currently, the loan is in performing and the borrower is current with the loan and the last payment was received on xx/XX/2021 which was applied for xx/XX/2021 and the next due date for the payment is xx/XX/2021. The P&I is in the amount of $812.01 and PITI is in the amount of $1,081.72. The UPB reflected is in the amount of $xx.
The reason for default is unable to be determined.
No comments have been found regarding foreclosure in the latest servicing comments.
No comments have been found regarding bankruptcy in the latest servicing comments.
The subject property has been occupied by the owner. Recent servicing comments do not reflect any damage pertaining to the subject property. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Seller tape shows that this is FHLMC Seasoned loan."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Not Covered	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
99087471	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$1,626.91	11/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,365.10	3.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	782	Not Applicable	29.899%	First	Commitment	Not Applicable	$33,252.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2021 with lender MERS as nominee for xx and recorded on xx/XX/2021 for the amount of $xx.
There are 2 junior mortgages and 1 prior mortgage.
The first junior mortgage was originated on xx/XX/2021 with lender xx for the amount of $xx.
The second junior mortgage was originated on xx/XX/2021 with lender xx for the amount of $5,000.00.
The prior mortgage was originated on xx/XX/2019 with lender xx and recorded on xx/XX/2019 for the amount of $xx.
County taxes for the year 2021-22 have been paid for the amount of $1626.91. However, the utility taxes for the year 2021 are delinquent in the amount of $328.84 good through as xx/XX/2021.	According to the payment history as of dated xx/XX/2021, the borrower is regular with the payment and the next due date is xx/XX/2021. The last payment was received on xx/XX/2021 for the amount of $2053.84xx. The monthly P&I is in the amount of $1365.10 with an interest rate of 3.500%. The current UPB is reflected in PH for the amount of $xx.	xx:The current status of the loan is performing. According to the payment history as of dated xx/XX/2021, the borrower is regular with the payment and the next due date is xx/XX/2021. The last payment was received on xx/XX/2021 for the amount of $2053.84xx. The monthly P&I is in the amount of $1365.10 with an interest rate of 3.500%. The current UPB is reflected in PH for the amount of $xx.
The CH is missing. Unable to determine the information about foreclosure and bankruptcy. Also, unable to determine the occupancy. xx:xx:xx	Not Applicable	Missing Dicsloures Missing or error on the Rate Lock	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase test. Initial LE dated 2/XX/2021 reflects Transfer Taxes at $5,297.00. However, Post CD dated 4/XX/2021 reflects Transfer Fee Taxes at $8,752.52 (Transfer Taxes of $3,952.52 Paid by Buyer and $4,800.00 Paid by Seller). This is an increase of $3,455.52 for charges that cannot increase."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape reflects the following issues. "CDA SmartBuy 2.0 without counseling. FNMA denied exception. Unsalable. Program discontinued by FNMA.” However, no such issue has been verified from the loan file."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Missing Required Disclosures (Lvl 3) "Your Home loan Toolkit is missing from the loan documents."	* LTV or CLTV exceeds 104% (Lvl 2) "Collateral Value used for Underwriting: $xx. Amount of Secondary Lien(s): $xx. Loan Amount: $xx. LTV= 95.000% /CLTV = 105.391%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
73198684	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,632.88	11/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$755.98	3.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	Unavailable	Full Documentation	Yes	xx	xx	16.000%	Not Applicable	Single Family	xx	xx	Primary	No	Not Applicable	Unavailable	Unavailable	Not Applicable	38.505%	First	Unavailable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2021 with lender MERS as nominee for xx and recorded on xx/XX/2021 for the amount of $xx.

There are 2 junior mortgages. The first was originated in xx/XX/2021 and recorded on xx/XX/2021 for the amount of $xx with lender xx.
The second  was originated in xx/XX/2021 and recorded on xx/XX/2021 for the amount of $5000.00 with lender xx .
There are no active liens and judgments against the borrower.
County taxes for the year 2022 will be due on xx/XX/2021 for the amount of $2632.88. Utility taxes for the year 2021 are delinquent in the amount of $323.19 good through as xx/XX/2022.	According to the payment history as of dated xx/XX/2021, the borrower is regular with the payment and the next due date is xx/XX/2021. The last payment was received on xx/XX/2021 for the amount of $1132.17xx. The monthly P&I is in the amount of $755.98 with an interest rate of 3.375%. The current UPB is reflected in PH for the amount of $xx.	xx:The current status of the loan is performing. According to the payment history as of dated xx/XX/2021, the borrower is regular with the payment and the next due date is xx/XX/2021. The last payment was received on xx/XX/2021 for the amount of $1132.17xx. The monthly P&I is in the amount of $755.98 with an interest rate of 3.375%. The current UPB is reflected in PH for the amount of $xx.
The CH is missing. Unable to determine the information about foreclosure and bankruptcy. Also, unable to determine the occupancy. xx:xx:xx	Not Applicable	Credit Report Flood Certificate Missing DU/GUS/AUS Missing or error on the Rate Lock Origination Appraisal	Field: Original CLTV Ratio Percent Loan Value: Unavailable Tape Value: xxx.xxx% |---| |----| Comment: NA Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Seller Tape shows that FNMA denied exception, program discontinued & CDA SmartBuy 2.0 without counseling."
* Missing Appraisal (Lvl 3)     "Appraisal report is missing from the loan documents."
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "AUS report is missing from the loan documents."
* Missing flood cert (Lvl 3)     "Flood Certificate is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Missing credit report (Lvl 2) "Credit report is missing from the loan file."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
55729575	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,059.98	11/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,023.82	3.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	16.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	767	Not Applicable	25.562%	First	Commitment	Not Applicable	$29,313.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2021 with lender MERS as nominee for xx and recorded on xx/XX/2021 for the amount of $xx.

There are 2 junior mortgages. The first was originated on xx/XX/2021 with lender xx for the amount of $xx.
The second was originated on xx/XX/2021 and recorded on xx/XX/2021 for the amount of $5,000.00 with lender xx for the amount of $xx.
There are no active liens and judgments against the borrower.
Taxes for the year 2021 have been paid for the amount of $4059.98. No prior year tax delinquency has been found.	According to the payment history as of dated xx/XX/2021, the borrower is regular with the payment and the next due date is xx/XX/2021. The last payment was received on xx/XX/2021 for the amount of $1517.87xx. The monthly P&I is in the amount of $1023.82 with an interest rate of 3.500%. The current UPB is reflected in PH for the amount of $xx.	xx:The current status of the loan is performing. According to the payment history as of dated xx/XX/2021, the borrower is regular with the payment and the next due date is xx/XX/2021. The last payment was received on xx/XX/2021 for the amount of $1517.87xx. The monthly P&I is in the amount of $1023.82 with an interest rate of 3.500%. The current UPB is reflected in PH for the amount of $xx.
The CH is missing. Unable to determine the information about foreclosure and bankruptcy. Also, unable to determine the occupancy. xx:xx:xx	Not Applicable	Missing DU/GUS/AUS Missing or error on the Rate Lock	Field: MI Coverage Amount Loan Value: xx.xxx% Tape Value: xx.xxx% |---| -xx.xxx% |----| -xx.xxxxx% Comment: MI document reflect Coverage amount xx.xxx%. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Seller tape shows CDA smartBuy 2.0 without counseling. FNMA denied exception and program discontinued."
* LTV or CLTV exceeds 104% (Lvl 3)     "Collateral Value used for Underwriting: $xx. Amount of Secondary Lien: $xx. Loan Amount: $xx. LTV / CLTV = 107.214%. However, LTV / CLTV exceeds 104%."
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "AUS/DU report is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
99584620	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,599.92	10/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,190.74	2.875%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	680	Not Applicable	34.263%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2021 shows that the subject mortgage was originated in the amount of $xx on xx/XX/2020 with the lender MERS as nominee for xx which was recorded on xx/XX/2021.
The chain of the assignment has not been found.
There is a junior mortgage in the favor of xx in the amount of $xx which was recorded on xx/XX/2021.
No active judgments or liens have been found.
Taxes of 2021 have been paid in the amount of $2,453.99.
Taxes of 2021 are due in the amount of $2,453.93.	According to the payment history as of xx/XX/2021, the borrower is current with the loan and the last payment was received on xx/XX/2021 which was applied for xx/XX/2021 and the next due date for the payment is xx/XX/2021. The P&I is in the amount of $1,190.74 and PITI is in the amount of $1,702.68. The UPB reflected is in the amount of $xx.	xx:As per the review of the servicing comments, currently, the loan is in performing and the borrower is current with the loan and the last payment was received on xx/XX/2021 which was applied for xx/XX/2021 and the next due date for the payment is xx/XX/2021. The P&I is in the amount of $1,190.74 and PITI is in the amount of $1,702.68. The UPB reflected is in the amount of $xx.
The reason for default is unable to be determined.
No comments have been found regarding foreclosure in the latest servicing comments.
No comments have been found regarding bankruptcy in the latest servicing comments.
The subject property has been occupied by the owner. Recent servicing comments do not reflect any damage pertaining to the subject property. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Purpose of Refinance Per Application Loan Value: Change in Rate/Term Tape Value: No Cash-Out |---| |----| Comment: Final application reflects purpose of refinance per application as Change in Rate/Term. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows Loan needed an appraisal (originally had a waiver) and borrower was uncooperative, and by the time appraisal was done, loan was seasoned beyond 6 months and could not be sold Agency."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
65900777	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,825.15	11/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,080.79	2.875%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	719	Not Applicable	26.396%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2021 shows that the subject mortgage was originated in the amount of $xx on xx/XX/2021 with the lender MERS as nominee for xx which was recorded on xx/XX/2021.
The chain of the assignment has not been found.
No active judgments or liens have been found.
Taxes of 2021-2022 have been paid in the amount of $1,912.57.
Taxes of 2021-2022 are due in the amount of $1,912.56.	According to the payment history as of xx/XX/2021, the borrower is current with the loan and the last payment was received on xx/XX/2021 which was applied for xx/XX/2021 and the next due date for the payment is xx/XX/2021. The P&I is in the amount of $1,080.79 and PITI is in the amount of $1,511.51. The UPB reflected is in the amount of $xx.	xx:As per the review of the servicing comments, currently, the loan is in performing and the borrower is current with the loan and the last payment was received on xx/XX/2021 which was applied for xx/XX/2021 and the next due date for the payment is xx/XX/2021. The P&I is in the amount of $1,080.79 and PITI is in the amount of $1,511.51. The UPB reflected is in the amount of $xx.
The reason for default is unable to be determined.
No comments have been found regarding foreclosure in the latest servicing comments.
No comments have been found regarding bankruptcy in the latest servicing comments.
The subject property has been occupied by the owner. Recent servicing comments do not reflect any damage pertaining to the subject property. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Borrower #x Middle Name Loan Value: A Tape Value: xx |---| |----| Comment: The Note dated xx/XX/xxxx and signed at closing, reflects the Borrower's Middle Name asxx. Tape Source: Initial Tape Type:
Field: Borrower First Name   Loan Value: xx   Tape Value: xx  Variance:    Variance %:    Comment: The Note dated xx/XX/xxxx and signed at closing, reflects the Borrower's First Name as xx.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Lower rate or term Tape Value: No Cash-Out Variance: Variance %: Comment: Final Application and Final DU reflect Change in Lower Rate or Term. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows lost appraisal waiver and closed without appraisal. PC appraisal came back low."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "A rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
28395808	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,107.77	07/XX/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,706.05	3.230%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	794	Not Applicable	32.638%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the pro-title dated xx/XX/2021, the subject mortgage was originated on xx/XX/2020 with the lender MERS as nominee for xx.
The chain of assignment has been completed. Currently, the mortgage is with MERS as nominee for xx which is recorded on xx/XX/2020.
No active judgments or liens have been found.
1st installment County taxes of 2021 have been paid in the amount of $8107.77.
No prior year delinquent taxes have been found.	According to the payment history as of xx/XX/2021, the borrower has been delinquent for 14 months and the next due date for payment is xx/XX/2020. The last payment was received on xx/XX/2020 in the amount of $2,606.08 which was applied for xx/XX/2020. The P&I is in the amount of $1,706.05 and PITI is in the amount of $2,606.08. The UPB reflected as per the payment history is in the amount of $xx	xx:The present status of the loan is in collections and the next due date for payment is xx/XX/2020. The last payment was received on xx/XX/2020 in the amount of $2,606.08 which was applied for xx/XX/2020. No evidence of post-closing foreclosure and bankruptcy have been found. The property is owner occupied.
No repairs and damages have been found. As per the comment dated xx/XX/2020, the borrower’s income was impacted by Covid. The FB plans ran and were extended several times from xx/XX/2020  or last fb plan was provided on xx/XX/2021.
As per the comment dated xx/XX/2021, the reason for default is Covid-19.
The borrower xx has been working at xx as a xx for 13 years 5 months. xx:xx:xx	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock Transmittal (1008)	Field: Age of Loan Loan Value: x Tape Value: xx |---| -xx |----| -xx.xxxxx% Comment: Age of loan is x. Tape Source: Initial Tape Type:
Field: Deferred Balance Amount Loan Value: Not Applicable Tape Value: $xxxx.xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Market conditions addendum is missing from the loan documents."
* Final Application Incomplete (Lvl 3)     "Final 1003 is not hand dated by borrower."
* HUD-1 is not signed by borrower (Lvl 3)     "Final CD is not hand dated by borrower."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Final transmittal summary of loan amount $xx is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 33%. Tape shows BWR was not employed at closing. Unable to rely on docs in file and unable to calc ATR."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
20067628	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,380.81	10/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,056.87	2.625%	360	xx	xx	USDA	Fixed	Purchase	xx	xx	Full Documentation	Yes	Not Applicable	xx	Not Applicable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	788	792	21.127%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx/XX/2021 shows that the subject mortgage was originated on xx/XX/2021 and recorded on xx/XX/2021 for the amount $xx held by xx with the Book/Page# xx / 11.
The chain of assignment is complete.
No active judgments or liens have been found.
2nd half county taxes of 2021 are due for xx/XX/2021 in the amount of $1,190.40.
No delinquent taxes have been found for the prior year.	Review of payment history as of xx/XX/2021 shows that the borrower is current with the loan. The next due date is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $1,056.87 with interest rate 2.625 % which was applied for the due date xx/XX/2021. The current UPB as of the date is $xx.	xx:The current status of the loan is performing.
Review of payment history as of xx/XX/2021 shows that the borrower is current with the loan. The next due date is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $1,056.87 with interest rate 2.625 % which was applied for the due date xx/XX/2021. The current UPB as of the date is $xx.
No foreclosure and bankruptcy evidence has been found.
No damage or repairs have been found in the latest servicing comments. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock Transmittal (1008)	Field: Age of Loan Loan Value: x Tape Value: x |---| -x |----| -xx.xxxxx% Comment: NA. Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: xx/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xx (Days)   Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: The borrower's monthly income is $x,xxx.xx after subject loan the proposed amount $x,xxx.xx and total non-housing Payments is $xxx.xx. Hence, the calculated DTI ratio is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Post-Close Housing Ratio per xxxx Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: -x.xxx% Variance %: -x.xxxxx% Comment: Total subject property PITIA (P&I $ xxxx.xx + Real Estate Taxes $ xxx.xx + Hazard Insurance $xx.xx + Flood Insurance $x.xx + MI $xx.xx + HOA Dues $x.xx) equals $xxxx.xx. Total verified monthly income equals $xxxx.xx. Housing Ratio equals xx.xxx%. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Seller tape shows the issue as the subject loan has old GUS due to which new GUS can't be run without new application. Hence the loan is uninsurable."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Transmittal Summary is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
7572528	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,072.00	10/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$955.51	2.875%	360	xx	xx	USDA	Fixed	Purchase	xx	xx	Full Documentation	Yes	Not Applicable	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	658	Not Applicable	40.775%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the pro-title dated xx/XX/2021, the subject mortgage was originated on xx/XX/2021 with the lender MERS as nominee for xx.
The chain of assignment has been completed. Currently, the mortgage is with MERS as nominee for xx which is recorded on xx/XX/2021.
No active judgments or liens have been found.
1st and 2ndinstallment county taxes of 2021 have been paid in the amount of $2072.
No prior year delinquent taxes have been found.	According to the payment history as of xx/XX/2021, the borrower is current with the loan and the next due date for payment is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $1,360.38 which was applied for xx/XX/2021. The P&I is in the amount of $955.51 and PITI is in the amount of $1,360.38. The UPB reflected as per the payment history is in the amount of $xx.	xx:The present status of the loan is in performing and the next due date for payment is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $1,360.38 which was applied for xx/XX/2021. No evidence of post-closing foreclosure and bankruptcy have been found. The property is owner occupied.
No repairs and damages have been found. No comments have been found stating the borrower’s income is impacted by Covid. The borrower xx has been working at xx as a xx for 1.5 year. xx:xx:xx	Not Applicable	Field: Age of Loan Loan Value: x Tape Value: x |---| -x |----| -xx.xxxxx% Comment: Age of loan is x. Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xxx.xxx%   Tape Value: xxx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx CLTV =xxx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx.xxx%   Tape Value: xxx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx LTV =xxx.xxx%.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: xxx Tape Value: xxx Variance: -x Variance %: -x.xxxxx% Comment: As per the Note, the stated remining term is xxx. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to Fees charged $9,258.40 Exceeds Fees threshold of $6,646.51 Over by +$2,611.89.
The below fees were included in the test:

Mortgage Broker Fee paid by Lender: $3,454.55
Points - Loan Discount Fee paid by Borrower: $4,748.85
Underwriting Fee paid by Borrower: $1,055.00"
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "This loan is USDA, due to old GUS loan unable to run new GUS without new application. However loan is uninsurable."			Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
40534622	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other	$0.00	$11,694.93	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,648.94	3.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	682	Not Applicable	29.691%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx/XX/2021 shows that the subject mortgage was originated on xx/XX/2021 and recorded on xx/XX/2021 for the amount $xx held by xx with the Instr#xx.
The chain of assignment is complete.
UT reflects that there are two notices of special tax lien active against the property held by same plaintiff “xx of the xx and xx, County of xx, State of xx”. First was recorded on xx/XX/2013 and amended on xx/XX/2013. Second was recorded on xx/XX/2021.
Annual county taxes of 2021/2022 are due in the total amount of $xx.
No delinquent taxes have been found for the prior year.	As per seller’s tape data provided in payment history as of xx/XX/2021, the borrower is 4 months delinquent with the loan. The next due date is xx/XX/2021. The last payment was received in the amount of $3,648.94 with an interest rate 3.500 % which was applied for the due date xx/XX/2021. The current UPB as of the date is $xx.	xx:The current status of the loan is collection.
As per seller’s tape data provided in payment history as of xx/XX/2021, the borrower is 4 months delinquent with the loan. The next due date is xx/XX/2021. The last payment was received in the amount of $3,648.94 with an interest rate 3.500 % which was applied for the due date xx/XX/2021. The current UPB as of the date is $xx.
As per collection comment dated xx/XX/2021, the borrower’s income is impacted by Covid-19 pandemic. The servicer provided FB which ran from xx/XX/2021 to xx/XX/2021.
No FC and BK activity has been found.
No damage or repairs have been found in the latest collection comments. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: x Tape Value: x |---| -x |----| -xxx.xxxxx% Comment: NA Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: Unavailable   Tape Value: x/XX/xxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: xx   Tape Value: Other   Variance:    Variance %:    Comment: MI certificate reflects MI company as xx.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -xx.xxx%   Variance %: -xx.xxxxx%   Comment: xxxx reflects Post close DTI as xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Post-Close Housing Ratio per xxxx Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: -x.xxx% Variance %: -x.xxxxx% Comment: xxxx reflects Housing ratio as xx.xxx%. Tape Source: Initial Tape Type:	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 67.51%, the Borrower income was $7,250.05 and total expenses are in the amount of $4,894.62 and the loan was underwritten by AUS/DU (Locator# xx) and its recommendation is “Accept” with a DTI of 68.00%."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "This loan failed the TRID Post-Consummation Event Validation Test.
This loan has a post-consummation event date 03/XX/2021 that occurs on closing date 03/XX/2021 of the loan."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows Loan went into FB before sale and can't be sold to an agency."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Settlement date is different from note date (Lvl 3) "Final CD hand signed on 03/XX/2021. Notary's signature date on the Mortgage/Deed of Trust is 03/XX/2021. Note date is 03/XX/2021."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
10054266	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,824.41	10/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,101.02	4.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	723	644	41.519%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2021 shows that the subject mortgage was originated on xx/XX/2019 and was recorded on xx/XX/2019 in the amount of $xx, with MERS as nominee for xx, recorded with the Instrument/ Book/Page#xx.

No chain of assignments found. Unable to determine last assignee.

No active liens and judgments have been found against borrower and property.

There are no prior year real estate delinquent taxes.	According to the payment history as of xx/XX/2021, the borrower is current with the loan. Last payment was received in the amount of $1,773.64 on xx/XX/2021 for the due date of xx/XX/2021. Next due date is xx/XX/2021. The UPB reflected as per the payment history is in the amount of $xx.	xx:The current status of the loan is performing.
  According to the payment history as of xx/XX/2021, the borrower is current with the loan. Last payment was received in the amount of $1,773.64 on xx/XX/2021 for the due date of xx/XX/2021. Next due date is xx/XX/2021. The UPB reflected as per the payment history is in the amount of $xx.
The subject property has been occupied by the owner. The borrower's intention is to keep the property.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding litigation and contested matter. As per the review of collection comments, the subject property is in good condition. No evidence of damage or repairs has been found. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: xx Tape Value: xx |---| -x |----| -x.xxxxx% Comment: updated as per review. Tape Source: Initial Tape Type:
Field: MI Company   Loan Value: xx   Tape Value: Other   Variance:    Variance %:    Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: xxx.xxx%   Variance: -xx.xxx%   Variance %: -xx.xxxxx%   Comment: Post-close DTI as per xxxx is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Post-Close Housing Ratio per xxxx Loan Value: xx.xxx% Tape Value: xxx.xxx% Variance: -xx.xxx% Variance %: -xx.xxxxx% Comment: Post-close DTI as per xxxx is xx.xxx%. Tape Source: Initial Tape Type:	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate Lock Agreement is missing from the loan documents."
* Missing Required Disclosures (Lvl 3) "Home Loan toolkit is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved 41.519%. Tape shows monthly payment miscalculation may push DTI 128.53%. Unable to rely on docs in file and unable to calc ATR."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 5.516%. Exceeds APR threshold of 5.320% Over By +0.196. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
																																																																																								* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed Higher-Priced Mortgage Loan Test due to APR calculated 5.516%, Exceeds APR threshold of 5.320% Over By +0.196%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
98083389	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$6,124.63	10/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$756.78	3.000%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	43.910%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 11/XX/2021reflects that the subject mortgage was originated on xx/XX/2019 with the lender MERS as nominee for xx Mortgage in the amount of $xx, which was recorded on xx/XX/2019 Instrument#xx.
The chain of the assignment has not been completed.
There is senior mortgage active against the subject property in the favor of xx in the amount of $xx which was recorded on xx/XX/2015. xx & school taxes of 2021 are due on xx/XX/2022 in the amount of $6,124.63.
No prior year’s delinquent taxes have been found.	According to a review of the payment history as of xx/XX/2021, the loan is currently performing and the next due date for the regular payment is xx/XX/2021. The last payment was received on xx/XX/2021 total in the amount of PITI $756.78 which includes P&I $756.78 with the rate of interest 3.000%, which was applied for the due date of xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.	xx:According to a review of the payment history as of xx/XX/2021, the loan is currently performing and the next due date for the regular payment is xx/XX/2021. The last payment was received on xx/XX/2021 total in the amount of PITI $756.78 which includes P&I $756.78 with the rate of interest 3.000%, which was applied for the due date of xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.
No comments have been found regarding reason for default.
The borrower xx has been working at xx for 13 years.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No details have been found regarding damage. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: xx Tape Value: xx |---| -x |----| -x.xxxxx% Comment: NA. Tape Source: Initial Tape Type:
Field: Post-Close DTI per xxxx Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: -xx.xxx% Variance %: -xx.xxxxx% Comment: The borrower’s total monthly income is $x,xxx.xx after subject loan the proposed amount $x,xxx.xx and total non-housing payments is $x.xx hence the calculated DTI ratio is xx.xxx%. Tape Source: Initial Tape Type:	3: Curable	* GSE Points and Fees Test Violations (Lvl 3) "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to Fees charged $6,887.60 Exceeds Fees threshold of $5,170.27 Over by +$1,717.23.
The below fees were included in the test:

Mortgage Broker Fee paid by Borrower: $1,718.00
Points - Loan Discount Fee paid by Borrower: $5,169.60

Loan fails Qualified Mortgage Lending Policy points and fees test due to Fees charged $6,887.60 Exceeds Fees threshold of $5,170.27 Over by +$1,717.33.
The below fees were included in the test:

Mortgage Broker Fee paid by Borrower: $1,718.00
Points - Loan Discount Fee paid by Borrower: $5,169.60"
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 43.901%. Tape shows Ally Financial $754 debt that was not included in DTI may push DTI over 68%. Unable to rely on document in file and unable to calculate ATR.""
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.910%, the borrower’s income is $3,027.58 and total expenses are in the amount of $1,329.40 and the loan was underwritten by AUS/LP (xx) and its recommendation is “Accept/Eligible” with a DTI of 43.910%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
79476613	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,011.14	11/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$628.09	5.000%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	703	Not Applicable	48.833%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx/XX/2021 shows that the subject mortgage was originated on xx/XX/2020 and recorded on xx/XX/2020 for the amount $xx held by VIP xx. with the Instr# xx.
The chain of assignment is complete.
No active judgments or liens have been found.
Annual combined taxes of 2021 are due in the amount of $2,011.14 for xx/XX/2022.
No delinquent taxes have been found for the prior year.	Review of payment history as of xx/XX/2021 shows that the borrower is current with the loan. The next due date is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $628.09 with interest rate 5% which was applied for the due date xx/XX/2021. The current UPB as of the date is $xx.	xx:The current status of the loan is performing.
Review of payment history as of xx/XX/2021 shows that the borrower is current with the loan. The next due date is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $628.09 with interest rate 5% which was applied for the due date xx/XX/2021. The current UPB as of the date is $xx.
No foreclosure and bankruptcy evidence has been found.
No damage or repairs have been found in the latest servicing comments. xx:xx:xx	Not Applicable	Field: Age of Loan Loan Value: xx Tape Value: xx |---| -x |----| -x.xxxxx% Comment: Tape Source: Initial Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -xx.xxx%   Variance %: -xx.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Purpose of Transaction per HUD-x Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Subject property is NOO. Subject approved at 48.833%. Tape shows other undisclosed additional monthly payment of $2,983 not included in DTI which may push DTI upto 73.81%."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
23270246	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,391.18	11/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,993.94	2.999%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	760	Not Applicable	37.923%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2020 with lender MERS as nominee for xx and recorded on xx/XX/2020 for the amount of $xx.
The chain of assignment has not been completed. No latest assignment has been found.
There are state tax lien, IRS lien and civil judgment against the borrower.
The state tax was recorded on xx/XX/2012 for the amount of xx in the favor of State of California.
The IRS lien was recorded on xx/XX/2012 for the amount of $xx in the favor of xx.
The multiple civil judgments were recorded on xx/XX/2012 for the amount of xx with different plaintiffs.	According to the payment history as of dated xx/XX/2021, the borrower is regular with the payment and the next due date is xx/XX/2021. The last payment was received on xx/XX/2021 for the amount of $2628.51xx. The monthly P&I is in the amount of $1993.94 with an interest rate of 2.999%. The current UPB is reflected in PH for the amount of $xx.	xx:The current status of the loan is performing. According to the payment history as of dated xx/XX/2021, the borrower is regular with the payment and the next due date is xx/XX/2021. The last payment was received on xx/XX/2021 for the amount of $2628.51xx. The monthly P&I is in the amount of $1993.94 with an interest rate of 2.999%. The current UPB is reflected in PH for the amount of $xx.
No comments have been found regarding the foreclosure and bankruptcy. The occupancy is unable to be determined. No comments have been found regarding the property damage or repair. As per the servicing comment dated xx/XX/2021, the borrower’s income has been impacted due to covid-19. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: xx Tape Value: xx |---| -x |----| -xx.xxxxx% Comment: Age of loan is xx. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "TRID Violation due to decrease in Lender Credit on Closing Disclosure dated 6/XX/2020. Revised LE dated 05/XX/2020 reflects Lender Credit at $4,552.00. However, Revised CD dated 6/XX/2020 reflects Lender Credit at $2,975.17. This is decrease of $1,576.83 for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation in Charges that Cannot Increase test due to addition of fee in Final CD dated 6/XX/2020. Initial LE dated 3/XX/2020 does not reflects Guaranty Fee. However, Final CD dated 6/XX/2020 reflects Guaranty Fee at $25.00. This is fee increase of +$25.00 for 0% tolerance test fee. Valid COC for the addition of fee amount is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 37.923%. Tape shows borrower was not employed at closing. Unable to rely on documents in file and unable to calculate ATR."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
89168661	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,090.50	11/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$781.20	2.375%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	805	Not Applicable	39.588%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the pro-title dated xx/XX/2021, the subject mortgage was originated on xx/XX/2020 with the lender MERS as nominee for xx.
The chain of assignment has been completed. Currently, the mortgage is with MERS as nominee for xx which is recorded on xx/XX/2020.
No active judgments or liens have been found.
1st and 2nd installment county taxes of 2021 have been due in the amount of $7090.50.
No prior year delinquent taxes have been found.	According to the payment history as of xx/XX/2021, the borrower is current with the loan and the next due date for payment is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $781.20 which was applied for xx/XX/2021. The P&I is in the amount of $781.20 and PITI is in the amount of $781.20. The UPB reflected as per the payment history is in the amount of $xx	xx:The present status of the loan is in performing and the next due date for payment is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $781.20 which was applied for xx/XX/2021. No evidence of post-closing foreclosure and bankruptcy have been found. The property is owner occupied.
No repairs and damages have been found. No comments have been found stating the borrower’s income is impacted by Covid. The borrower xx is on pension. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: xx Tape Value: xx |---| -x |----| -xx.xxxxx% Comment: Original note reflects age of loan as xx. Tape Source: Initial Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -xx.xxx%   Variance %: -xx.xxxxx%   Comment: The Borrower's income is $x,xxx.xx.xx after subject loan the proposed amount $x,xxx.xx and total Non-Housing payments is $xxx.xx hence, the calculated DTI ratio is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Post-Close Housing Ratio per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -xx.xxx%   Variance %: -xx.xxxxx%   Comment: Total subject property PITIA (P&I $ xxx.xx + Real Estate Taxes $ xxx.xx + Hazard Insurance $xx.xx + Flood Insurance $x.xx + MI $x.xx + HOA Dues $xxx.xx) equals $x,xxx.xx. Total verified monthly income equals $xxx.xx. Housing Ratio equals xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: The Note signed on xx/XX/xxxx reflects the property address as xx. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan fails Qualified Mortgage Lending Policy Points and Fees Test due to Fees charged $7,497.05 Exceeds Fees threshold of $5,875.65 Over by +$1,621.40.
The below fees were included in the test:
Mortgage Broker Fee (Indirect) $3,517.50
Points - Loan Discount Fee paid by Borrower: $2,924.55
Underwriting Fee paid by Borrower: $1,055.00."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to Fees charged $7,497.05 Exceeds Fees threshold of $5,875.65 Over by +$1,621.40.
The below fees were included in the test:
Mortgage Broker Fee (Indirect) $3,517.50
Points - Loan Discount Fee paid by Borrower: $2,924.55
Underwriting Fee paid by Borrower: $1,055.00."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approve/eligible at 39.59%. Tape show retirement income not documented. Unable to rely on docs in file and unable to calc ATR."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
28239463	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,815.70	10/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,310.10	2.999%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	796	768	44.737%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2021 shows that the subject mortgage was originated on xx/XX/2021 and was recorded on xx/XX/2021 in the amount of $xx, with MERS as nominee for xx, recorded with the Instrument#xx.

The chain of assignment has been completed. The last assignment is with xx as mortgagee as nominee for xx .

No active liens and judgments have been found against borrower and property.

3rd and 4th installment combined taxes of 2022 have been due on different dates total in the amount of $4,063.28.	According to the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment was received on xx/XX/2021, the applied date was xx/XX/2021 and the next due date for payment is xx/XX/2021 .The P&I is in the amount of $2,310.10 and PITI is in the amount of $2,310.10. The UPB reflected as per the payment history is in the amount of $xx.	xx:The current status of the loan is performing.
 According to the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment was received on xx/XX/2021, the applied date was xx/XX/2021 and the next due date for payment is xx/XX/2021 .The P&I is in the amount of $2,310.10 and PITI is in the amount of $2,310.10. The UPB reflected as per the payment history is in the amount of $xx.
Collection comment does not state reason for default. The subject property has been occupied by the owner. The borrower's intention is to keep the property.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding litigation and contested matter. As per the review of collection comments, the subject property is in good condition. No evidence of damage or repairs has been found.
No evidence has been found regarding COVID-19. xx:xx:xx	Not Applicable	Field: Age of Loan Loan Value: x Tape Value: x |---| -x |----| -xx.xxxxx% Comment: Note document dated x/XX/xxxx reflects Age of Loan as x months. Tape Source: Initial Tape Type:
																																																																																				Field: Subject Property Type Loan Value: Single Family Tape Value: Low Rise Condo (x-x Stories) Variance: Variance %: Comment: The Appraisal dated xx/XX/xxxx reflects the subject property as a Single Family. Mortgage notarized on x/XX/xxxx contains a x-x Family Rider. Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Subject loan is non-owner occupied. Seller Tape shows that out of AUS qualifying asset balance $xx, calculated qualifying asset balance is less."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
46029411	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,072.52	11/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,575.82	2.750%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Secondary	Yes	Yes	No	763	813	25.222%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2021 reflects that the subject mortgage was originated on xx/XX/2020 with the lender MERS as nominee for xx in the amount of $xx, which was recorded on xx/XX/2021 Instrument# | Book/Page# xx.
The chain of the assignment has not been completed.
No active liens and judgments have been found against the borrower and the property.
No prior year’s delinquent taxes have been found.	According to a review of the payment history as of xx/XX/2021, the loan is currently performing and the next due date for the regular payment is xx/XX/2021. The last payment was received on xx/XX/2021 total in the amount of PITI $3,001.07 which includes P&I $1,575.82 with the rate of interest 2.750%, which was applied for the due date of xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.	xx:According to the review of the servicing comments, the current status of loan is performing. The next due date for the regular payment is xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.
As per servicing comment dated xx/XX/2021, reason for default is curtailment of income.
Employment details are not mentioned in URLA.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No details have been found regarding damage. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: x Tape Value: xx |---| -x |----| -xx.xxxxx% Comment: N/A. Tape Source: Initial Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -xx.xxx%   Variance %: -xx.xxxxx%   Comment: Total Original T&I for the debt ratio:( Real Estate Taxes $xxx.xx+Hazard insurance $xxxx.xx+flood insurance $x.xx+ MI $x.xx+ HOA Dues $x.xx) equals   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Single Family Tape Value: Low Rise Condo (x-x Stories) Variance: Variance %: Comment: The Appraisal dated xx/XX/xxxx reflects the subject property as a single family residence. Mortgage notarized on xx/XX/xxxx contains no riders for property type. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Seller tape reflects the issue in which exterior only appraisal is mentioned in the loan documents due to which product guidelines does not meet the requirement of the loan. Per Tape, Exterior-Only appraisal not permitted on no cash-out refinance."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Not Covered	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
28265677	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,017.33	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$801.49	2.750%	360	xx	xx	VA	Fixed	Refinance	xx	xx	Streamline Refinance	Not Applicable	xx	xx	25.000%	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2021 shows that the subject mortgage was originated in the amount of $xx on xx/XX/2021 with the lender MERS as nominee for xx which was recorded on xx/XX/2021.
The chain of the assignment has not been found.
No active judgments or liens have been found.
Taxes of 2021 are due in the amount of $1,936.64.	According to the payment history tape data as of xx/XX/2021, the borrower is current with the loan and the next due date for the payment is xx/XX/2021. The P&I is in the amount of $801.49 and PITI is in the amount of $1,186.67. The UPB reflected is in the amount of $xx.	xx:As per the review of the servicing comments, currently, the loan is in performing and according to the payment history tape data as of xx/XX/2021, the borrower is current with the loan and the next due date for the payment is xx/XX/2021. The P&I is in the amount of $801.49 and PITI is in the amount of $1,186.67. The UPB reflected is in the amount of $xx.
The reason for default is unable to be determined. The collection comments are missing. Therefore COVID review has not been performed. xx:xx:xx	Not Applicable	Credit Report Hazard Insurance Missing or error on the Rate Lock Missing Required Disclosures	Field: Age of Loan Loan Value: x Tape Value: x |---| -x |----| -xx.xxxxx% Comment: As per Tape data ,age of loan is x.However it reflects x. Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral Value used for Underwriting:$xx. Amount of Secondary Lien(s): $x. Loan Amount: $xxx. CLTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -x (Days)   Variance %:    Comment: As per Tape data ,Note Date is x/XX/xxxx .However Note documents reflects as x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral Value used for Underwriting:$xx. Loan Amount: $xxx. LTV = xx.xxx%   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: As per Tape data ,Subject Property Type is Single Family .However Appraisal documents reflects as PUD. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Seller tape shows subject loan is Uninsurable."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 3)     "Hazard Policy is missing from the loan documents."
																																																																																							* Missing Required Disclosures (Lvl 3) "List of service Providers is missing from the loan documents."	* Missing credit report (Lvl 2) "Credit report is missing from loan file"		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
17282765	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$17,257.24	09/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,135.98	2.625%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	696	Not Applicable	25.301%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2020 and was recorded on xx/XX/2021, in the amount of $xx, with MERS as nominee for xx with Instrument#xx.

The chain of assignment has been completed; currently, the assignment is with MERS as nominee for xx.

There is a junior mortgage against the subject property in the favor of xx, which was originated on xx/XX/2021 and was recorded on xx/XX/2021 in the amount of $xx with Instrument #xx.

No active judgments or liens have been found against the borrower. xx and combined taxes of 2021 are due on xx/XX/2022 in the total amount of $xx.	According to the payment history as of xx/XX/2021, the current status of the loan is performing. The last payment was received on xx/XX/2021 which was applied for the due date of xx/XX/2021 and the next due date for payment is xx/XX/2021. The P&I is in the amount of $2,135.98 and PITI is in the amount of $3,876.83. The UPB reflected as per the payment history is in the amount of $xx.	xx:As per the comment history, the current status of the loan is performing.
According to the payment history as of xx/XX/2021, the last payment was received on xx/XX/2021 which was applied for the due date of xx/XX/2021 and the next due date for payment is xx/XX/2021. The P&I is in the amount of $2,135.98 and PITI is in the amount of $3,876.83. The UPB reflected as per the payment history is in the amount of $xx.
The reason for default is unable to be determined from the latest servicing comments.
No comment has been found stating that borrower’s income is impacted due to Covid-19.
No evidence has been found regarding damage or repairs in the latest servicing comments.
As per the 1003, the borrower is self-employed and working at the xx as an owner from 13.0 years. xx:xx:xx	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Last Payment Received Date Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx |---| xx (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: $xxxxxx.xx   Tape Value: $xxxxxx.xx   Variance: $xxx.xx   Variance %: x.xxxxx%   Comment: Original balance is $xx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Original CLTV ratio percent is xx.xxx%   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Original standard LTV is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Post close DTI per xxxx is xx.xxx%   Tape Source: Initial   Tape Type:
Field: Post-Close Housing Ratio per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Post close Housing ratio per xxxx is xx.xxx%   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: xxx Tape Value: xxx Variance: x Variance %: x.xxxxx% Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "Loan closed without Appraisal. FMV disclosure is also missing from the loan file."	* Loan does not conform to program guidelines (Lvl 3) "Seller tape shows loan started as a rate and term refinance but closed as cash-out. Loan is out of compliance as missing TX-A6 requirements. And loan does not have an appraisal."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
44739440	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,498.98	11/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,500.04	2.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	732	722	44.664%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2020 and was recorded on xx/XX/2020, in the amount of $xx, with MERS as nominee for xx, with Instrument#xx.

The chain of assignment has been completed; currently, the assignment is with MERS as nominee for xx.

No active judgments or liens have been found against the borrower.
Annual county taxes of 2021 have been paid on xx/XX/2021 in the amount of $4,319.02.	According to the payment history as of xx/XX/2021, the current status of the loan is performing. The last payment was received on xx/XX/2021 which was applied for the due date of xx/XX/2021 and the next due date for payment is xx/XX/2022. The P&I is in the amount of $1,500.04 and PITI is in the amount of $2,286.79. The UPB reflected as per the payment history is in the amount of $xx.	xx:As per the comment history, the current status of the loan is performing.
According to the payment history as of xx/XX/2021, the last payment was received on xx/XX/2021 which was applied for the due date of xx/XX/2021 and the next due date for payment is xx/XX/2021. The P&I is in the amount of $1,500.04 and PITI is in the amount of $2,294.73. The UPB reflected as per the payment history is in the amount of $xx.
As per the seller’s tape data, the co-borrower was unemployed at time of loan closing. However, no comment has been found stating that borrower’s income is impacted due to Covid-19.
No evidence has been found regarding damage or repairs in the latest servicing comments.
As per the 1003, the borrower is self-employed and working at the xx as a xx from 4.5 years. xx:xx:xx	Not Applicable	Field: Last Payment Received Date Loan Value: xx/XX/xxxx Tape Value: x/XX/xxxx |---| xx (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Total Original T&I for Debt Ratios: (Real Estate Taxes $xxx.xx + Hazard Insurance $xxx.xx + Flood Insurance $xx + MI $xxx.xx + HOA Dues $xx ) equals $x,xxx.xx and All Other Monthly payments are $xxx.xx. The Borrowers Total Monthly income Verified as $x,xxx.xx. Hence, Post-Close DTI per xxxx is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Post-Close Housing Ratio per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Total Original T&I for Debt Ratios: (Real Estate Taxes $xxx.xx + Hazard Insurance $xxx.xx + Flood Insurance $xx + MI $xxx.xx + HOA Dues $xx ) equals $x,xxx.xx. The Borrowers Total Monthly income Verified as $x,xxx.xx. Hence, Post-Close housing ratio per xxxx is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: xxx Tape Value: xxx Variance: -x Variance %: -x.xxxxx% Comment: NA Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 44.664%. Seller tape shows 3rd co-borrower was not employed at the time of closing. Unable to determine borrower's income. Unable to rely on docs in file and unable to calc ATR."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.664%, the Borrower income was $6,230.42 and total expenses are in the amount of $2,782.73 and the loan was underwritten by DU (Locator#xx) and its recommendation is “Approve/Eligible” with a DTI of 44.98%."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
46846836	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,844.00	10/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$865.65	2.750%	360	xx	xx	FHA	Fixed	Refinance	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	742	612	34.621%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the pro-title dated xx/XX/2021, the subject mortgage was originated on xx/XX/2021 with the lender MERS as nominee for xx.
The chain of assignment has been completed. Currently, the mortgage is with MERS as nominee for xx which is recorded on xx/XX/2021.
The taxes information is not mentioned.	According to the tape of payment history as of xx/XX/2021, the borrower is current with the loan and the next due date for payment is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $865.65 which was applied for xx/XX/2021. The P&I is in the amount of $865.65 and PITI is in the amount of $865.65. The UPB reflected as per the payment history is in the amount of $xx.	xx:The present status of the loan is in performing and the next due date for payment is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $865.65 which was applied for xx/XX/2021. No evidence of post-closing foreclosure and bankruptcy have been found. The property is owner occupied.
No repairs and damages have been found. No comments have been found stating the borrower’s income was impacted by Covid. The working details of the borrower xx have not been mentioned. xx:xx:xx	Not Applicable	Affiliated Business Disclosure Missing or error on the Rate Lock Mortgage Insurance	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: Yes |---| |----| Comment: Mortgage Insurance is missing from the loan documents. Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral value used for underwriting: $xx. Loan Amount: $xx. CLTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral value used for underwriting: $xx. Loan Amount: $xx. LTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Lower rate or term Tape Value: No Cash-Out Variance: Variance %: Comment: Final Application and Final DU reflect Lower rate or term. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan fails Qualified Mortgage Lending Policy points and fees test due to Fees charged $7,289.88 Exceeds Fees threshold of $6,175.24 Over by +$1,114.64.
The below fees were included in the test:

Mortgage Broker Fee (Indirect) $5,301.08
Points - Loan Discount Fee paid by Borrower: $1,193.80
Underwriting Fee paid by Borrower: $795.00."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape shows seasoning short of 12 months to use new appraisal value. HUD would not insure loan."
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage insurance document is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Rebuttable Presumption - defined by loan findings (Lvl 3)     "Loan failed the FHA QM Rebuttable Presumption Test due to Fees Charged: $7,289.88 Fees Threshold: $6,175.24 Over by +$1,114.64.
The following fees were included in the test:

Mortgage Broker Fee (Indirect) $5,301.08
Points - Loan Discount Fee paid by Borrower: $1,193.80
Underwriting Fee paid by Borrower: $795.00."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3)     "The Affiliated Business Disclosure is missing from the loan documents"
* State License Validation Test Fail (Lvl 3) "Compliance failing for State Regulations. PA License Validation Test. In the state of PA, lender is licensed under state ID#4131268. As a 4131268 per NMLS web site."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed FHA QM Safe Harbor Test threshold test due to APR calculated 3.784% Exceeds APR threshold of 4.960% Over By -1.176%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* GSE Points and Fees Test Violations (Lvl 2)     "Loan failed the GSE (Fannie Mae public guidelines) QM Points and Fees Test due to Fees Charged: $7,289.88 Fees Threshold: $6,175.24 Over by +$1,114.64.
The following fees were included in the test:

Mortgage Broker Fee (Indirect) $5,301.08
Points - Loan Discount Fee paid by Borrower: $1,193.80
Underwriting Fee paid by Borrower: $795.00."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 56.024%, the Borrower income was $5,283.12 and total expenses are in the amount of $2,959.80 and the loan was underwritten by DU (Locator#xx) and its recommendation is “Approve/Eligible” with a DTI of 56.02%."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
56674946	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,360.70	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$594.76	3.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	707	Not Applicable	77.357%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2021 shows that the subject mortgage was originated in the amount of $xx on xx/XX/2021 with the lender MERS as nominee for xx which was recorded on xx/XX/2021.
The chain of the assignment has not been found.
There is a credit card judgment in the favor of xx in the amount of $1,108.75 which was recorded on xx/XX/2016.
Taxes of 2021 are due in the amount of $3,360.70.	According to the payment history as of xx/XX/2021, the borrower is current with the loan and the last payment was received on xx/XX/2021 which was applied for xx/XX/2021 and the next due date for the payment is xx/XX/2022. The P&I is in the amount of $594.76 and PITI is in the amount of $976.30. The UPB reflected is in the amount of $xx.	xx:As per the review of the servicing comments, currently, the loan is in performing and the borrower is current with the loan and the last payment was received on xx/XX/2021 which was applied for xx/XX/2021 and the next due date for the payment is xx/XX/2022. The P&I is in the amount of $594.76 and PITI is in the amount of $976.30. The UPB reflected is in the amount of $xx.
The reason for default is unable to be determined.
No comments have been found regarding foreclosure in the latest servicing comments.
No comments have been found regarding bankruptcy in the latest servicing comments.
The subject property has been occupied by the owner. Recent servicing comments do not reflect any damage pertaining to the subject property. xx:xx:xx	Not Applicable	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: N.A. Tape Source: Initial Tape Type:
																																																																																				Field: Post-Close DTI per xxxx Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: -xx.xxx% Variance %: -xx.xxxxx% Comment: Post-close DTI is xx.xxx%. Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Subject loan is non-owner occupied. Seller tape shows unable to use rental income since borrower doesn’t own a primary residence which may push DTI 83%."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
5752703	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,641.16	10/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,302.23	3.500%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	43.806%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the pro-title dated xx/XX/2021, the subject mortgage was originated on xx/XX/2020 with the lender MERS as nominee for xx.
The chain of assignment has been completed. Currently, the mortgage is with MERS as nominee for xx, Inc which is recorded on xx/XX/2020.
No active liens and judgments have been found.
2nd installment county taxes of 2021 have been due in the amount of $1320.58.
1st installment taxes of 2020 have been paid in the amount of $1320.58.
No prior year delinquent taxes have been found.	According to the payment history as of xx/XX/2021, the borrower is current with the loan and the next due date for payment is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $1,570.72 which was applied for xx/XX/2021. The P&I is in the amount of $1,302.23 and PITI is in the amount of $1,570.72. The UPB reflected as per the payment history is in the amount of $xx.	xx:The present status of the loan is in performing and the next due date for payment is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $1,570.72 which was applied for xx/XX/2021. No evidence of post-closing foreclosure and bankruptcy have been found. The property is owner occupied.
No repairs and damages have been found. No comments have been found stating the borrower’s income was impacted by Covid. The borrower xx has been working at xx as a xx for 20 years. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: NA. Tape Source: Initial Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: The Borrower's income is $x,xxx.xx after subject loan the proposed amount $x,xxx.xx.xx and total Non-Housing payments is $xxx.xx hence, the calculated DTI ratio is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Post-Close Housing Ratio per xxxx Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: -x.xxx% Variance %: -x.xxxxx% Comment: Total subject property PITIA (P&I $ x,xxx.xx + Real Estate Taxes $ xxx.xx + Hazard Insurance $xx.xx + Flood Insurance $x.xx + MI $x.xx + HOA Dues $xxx.xx) equals $x,xxx.xx. Total verified monthly income equals $x,xxx.xx. Housing Ratio equals xx.xxx%. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 08/XX/2020 does not reflect Points - Loan Discount Fee and Broker's Fee. However, CD dated 11/XX/2020 reflects Points - Loan Discount Fee at $4,399.00 and Broker's Fee at $2,900.00. This is an increase in fee of $3,734.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."
* LE/CD Issue date test Fail (Lvl 3)     "Loan fails “Revised Loan Estimate Delivery Date test”. Revised Loan Estimate dated 10/XX/2020 is not signed by the borrower. Document tracker is also missing for this disclosure. The test fails because the Revised LE delivery date is after the Initial Closing Disclosure.

Loan fails Initial Closing Disclosure delivery date test; Initial CD dated 10/XX/2020 not signed by borrower added three days to get receipt date 10/XX/2020 that is after the consummation date 10/XX/2020. Document tracker is proving Initial CD is delivered within three business days is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approve at 43.806%. Income miscalculation may push DTI to over 46% and revised AUS not in file. Unable to rely on documents in file and unable to calculate ATR."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "This loan has failed Reimbursement Amount Validation Test and Consummation or Reimbursement Date Validation Test."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.806%, the Borrower income was $5,233.76 and total expenses are in the amount of $2,292.72 and the loan was underwritten by DU (Locator# xx and its recommendation is “Approve/Eligible” with a DTI of 43.81%."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
39037846	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$758.00	09/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$778.04	4.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	638	Not Applicable	22.138%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2021 and was recorded on xx/XX/2021, in the amount of $xx, with MERS as nominee for xx with Instrument#xx|Book/Page#xx.

The chain of assignment has been completed; currently, the assignment is with MERS as nominee for xx.

No active judgments or liens have been found against the borrower.
Annual combined taxes of 2020 have been paid on xx/XX/2020 in the amount of $758.00.	According to the payment history as of xx/XX/2021, the current status of the loan is performing. The last payment was received on xx/XX/2021 which was applied for the due date of xx/XX/2021 and the next due date for payment is xx/XX/2021. The P&I is in the amount of $778.04 and PITI is in the amount of $1,163.69. The UPB reflected as per the payment history is in the amount of $xx	xx:As per the comment history, the current status of the loan is performing.
According to the payment history as of xx/XX/2021, the last payment was received on xx/XX/2021 which was applied for the due date of xx/XX/2021 and the next due date for payment is xx/XX/2021. The P&I is in the amount of $778.04 and PITI is in the amount of $1,163.69. The UPB reflected as per the payment history is in the amount of $xx.
The reason for default is unable to be determined from the latest servicing comments.
No comment has been found stating that borrower’s income is impacted due to Covid-19.
No evidence has been found regarding damage or repairs in the latest servicing comments.
As per the 1003, the borrower is working at the xx as a xx from 3.5 years. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	3: Curable	* GSE Points and Fees Test Violations (Lvl 3) "Loan fails GSE (Fannie Mae public guidelines) QM APR test due to APR charged $5.922% Exceeds APR threshold of $5.320% Over by +0.602%. The below fees were included in the test.

Points - Loan Discount Fee paid by Borrower: $2,386.00
Processing Fee paid by Borrower: $295.00
Underwriting Fee paid by Borrower: $990.00"
* Loan does not conform to program guidelines (Lvl 3)     "Seller Tape shows that due to high APR, loan is considered as non-QM loan."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan fails Qualified Mortgage Safe Harbor Threshold test APR Calculated 5.922% APR Threshold 4.570% Over By +1.352%. Subject loan is escrowed."
* Higher Price Mortgage Loan (Lvl 2)     "OK HOEPA Loan failed Higher-Priced Mortgage Loan Test due to APR calculated 5.926% Exceeds APR threshold of 4.570% Over By +1.356%.

																																																																																								Loan failed Higher-Priced Mortgage Loan Test due to APR calculated 5.926% Exceeds APR threshold of 4.570% Over By +1.356%. Subject loan is escrowed."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
20884838	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$488.48	$822.99	09/XX/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$537.12	7.410%	360	xx	xx	Conventional	ARM	Refinance	Unavailable	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2013 in the favor of MERS as nominee for xx, with loan amount $xx and which was recorded on xx/XX/2005 with instrument#xx.
The chain of mortgage assignment has been completed. Currently, the assignment is with xx SPHI 1.
There are five civil judgments against the borrower in the favor of different plaintiffs in the amount of $ 18,840.57 which was recorded on different dates.
Combined taxes for year 2020 have been paid off in the amount of $ 822.99.	The payment history dated as of xx/XX/2021 reveals that the borrower has been delinquent from xx/XX/2021. The loan is in delinquency for 10 months. The last payment was received on xx/XX/2021 in the amount of $649.16 and it was applied for the due date of xx/XX/2020. The current interest rate is 12.410%. The current unpaid principal balance is in the amount of $xx.	xx:The payment history dated as of xx/XX/2021 reveals that the borrower has been delinquent from xx/XX/2021. The loan is in delinquency for 10 months. The last payment was received on xx/XX/2021 in the amount of $649.16 and it was applied for the due date of xx/XX/2020. The current interest rate is 12.410%. The current unpaid principal balance is in the amount of $xx.

According to the PACER, xx had filed bankruptcy under chapter-13 with the case#xx on xx/XX/2017 and the plan was confirmed on xx/XX/2017. Schedule D in voluntary petition dated xx/XX/2017 states that the amount of claim without deducting value of collateral is $xx and value of collateral that support for this claim is $xx. However, unsecured portion remains as $1500.00. POC was filed by xx, FSB, as Trustee of xx A on xx/XX/2017, in the secured claim amount of $xx and an arrearage in the amount of $9452.19. The debtor was dismissed on xx/XX/2021.

No information has been found regarding the foreclosure.

The subject property has been occupied by the owner. xx:xx:According to the PACER, xx had filed bankruptcy under chapter-13 with the case#xx on xx/XX/2017 and the plan was confirmed on xx/XX/2017. Schedule D in voluntary petition dated xx/XX/2017 states that the amount of claim without deducting value of collateral is $xx and value of collateral that support for this claim is $xx. However, unsecured portion remain as $1500.00. POC was filed by xx, FSB, as Trustee of xx A on xx/XX/2017, in the secured claim amount of $xx and an arrearage in the amount of $9452.19. The debtor was dismissed on xx/XX/2021.	Not Applicable	Affiliated Business Disclosure Credit Application Credit Report Notice of Servicing Transfer Origination Appraisal	Field: Original Stated P&I Loan Value: $xxx.xx Tape Value: $xxx.xx |---| $-xxx.xx |----| -xx.xxxxx% Comment: Tape Source: Initial Tape Type:
Field: Property County   Loan Value: xx  Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Postal Code Loan Value: xxxxx Tape Value: xxxxx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "his loan failed the Indiana license validation test. (IN HEA 1359, Ind. Code § 24-4.5-1-101, Ind. Code § 24.4.4-1-101) Indiana House Enrolled Act 1359 requires the Indiana Department of Financial Institutions to begin regulation of both first and subordinate lien mortgage lending under the First Lien Mortgage Lending License and Subordinate Lien Mortgage Lending License. As a result, lenders will no longer be allowed to make loans under the Indiana Unregulated (1st Lien), Unregulated UCCC, Consumer Loan License, Consumer Loan License UCCC, or the Exemption Letter UCCC. The Indiana First Lien Mortgage Lending License and Indiana Subordinate Lien Lending License are not available for loans with a closing date before the Act's effective date of January 1, 2009."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "his loan failed the Indiana license validation test. (IN HEA 1359, Ind. Code § 24-4.5-1-101, Ind. Code § 24.4.4-1-101)"
* Missing Appraisal (Lvl 2)     "Appraisal is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from loan file"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required affiliated business disclosure is missing from the loan file."		Moderate	Pass	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
37877767	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,511.42	11/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$617.76	7.875%	360	xx	xx	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	05/XX/2017	$84,982.79	Not Applicable	5.000%	$672.04	05/XX/2017	Financial Hardship	According to the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2006 in the amount of $xx which is held by “MERS as nominee for xx” and this was recorded on xx/XX/2006.
The chain of the assignment has been completed and currently, the assignment is with xx which was recorded on xx/XX/2017.
The subject mortgage is at first lien position. No active judgments or liens have been found.
The first installment taxes for the year 2021 have been paid in the amount of $1125.41 on xx/XX/2021.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/XX/2021, the borrower is current with the loan and the next due date for the payment is xx/XX/2021. The last payment was received in the amount of $672.04 on xx/XX/2021 which was applied to the due date of xx/XX/2021. The current unpaid principal balance is $xx till the due date of xx/XX/2021. The current P&I is $672.04 and interest rate is 5.000%.	xx:The current status of the loan is collections and the next due date for the payment is xx/XX/2021. The last payment was received in the amount of $672.04 on xx/XX/2021 which was applied to the due date of xx/XX/2021. The current unpaid principal balance is $xx till the due date of xx/XX/2021. The current P&I is $672.04 and interest rate is 5.000%.
The loan modification agreement was made between the borrower and lender on xx/XX/2017. The new principal balance is $xx and the borrower has promised to pay the monthly payment in the amount of $672.04 with the rate of interest of 5.000%. The payment had begun from xx/XX/2017 that is to be ended with the stated maturity date of xx/XX/2032.
There is no post-origination bankruptcy record.
No evidences have been found regarding the foreclosure proceedings on the subject property in the available servicing comments.
No comment pertaining to damage to the subject property has been observed.
No comments have been found stating that the borrower’s income has been affected by COVID-19. xx:xx:xx	The loan modification agreement was made between the borrower and lender on xx/2017. The new principal balance is $xx and the borrower has promised to pay the monthly payment in the amount of $672.04 with the rate of interest of 5.000%. The payment had begun from 5/XX/2017 that is to be ended with the stated maturity date of 5/XX/2032.	Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal	Field: Last Payment Received Date Loan Value: xx/XX/xxxx Tape Value: xx/XX/xxxx |---| xx (Days) |----| Comment: As per the payment history transaction date is xx/XX/xxxx. Tape Source: Initial Tape Type:
Field: Stated Maturity Date Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx Variance: -xxxx (Days) Variance %: Comment: As per the modification agreement the maturity date is xx/XX/xxxx. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD along with the estimated hud and itemization of finance charge is missing from the loan file."	* Application Missing (Lvl 2) "Final application along with the initial application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "The appraisal report is missing from the loan."
* Missing credit report (Lvl 2)     "Credit Repot is missing from the loan file"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The service transfer disclosure is missing in the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The affiliated business form is missing in the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
19738797	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,885.44	11/XX/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$569.18	6.000%	360	xx	xx	FHA	Fixed	Refinance	xx	xx	Unavailable	No	xx	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2021; the subject mortgage was originated on xx/XX/2003 with xx recorded on xx/XX/2003.
The chain of assignments has not been completed. There is a gap between xx, successor in interest to xx The current assignee is with xx.
No active judgments or liens have been found.
Taxes for the year 2020 have been paid on xx/XX/2021 and xx/XX/2021 in the amount of $1885.44.	According to the payment history as of xx/XX/2021, the last payment was received on xx/XX/2021 and the next due date for payment is xx/XX/2022. The P&I is in the amount of $569.18 and PITI is in the amount of $569.18. The UPB reflected as per the payment history is in the amount of $xx.	xx:The loan is performing. The reason for default is unavailable.
According to the payment history as of xx/XX/2021, the last payment was received on xx/XX/2021 and the next due date for payment is xx/XX/2022. The P&I is in the amount of $569.18 and PITI is in the amount of $569.18. The UPB reflected as per the payment history is in the amount of $xx.
No information has been found related to foreclosure. According to the PACER, the borrower xx and xx had filed bankruptcy under chapter- 7 with the case# xx on xx/XX/2012. The last filing date is xx/XX/2014. The plan was discharged on xx/XX/2013 and terminated on xx/XX/2014.No information has been found related to damage or repairs. xx:xx:According to the PACER, the borrower xx had filed bankruptcy under chapter- 7 with the case# xx on xx/XX/2012. The last filing date is xx/XX/2014. The plan was discharged on xx/XX/2013 and terminated on xx/XX/2014.	Not Applicable	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
HUD-1 Closing Statement
Mortgage Insurance
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	Field: Last Payment Received Date Loan Value: xx/XX/xxxx Tape Value: xx/XX/xxxx |---| xx (Days) |----| Comment: Considered as per the document. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final Hud-1 along with estimated Hud-1 and Itemization are missing from the loan file."	* Application Missing (Lvl 2) "Application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "This loan is FHA. However MI certificate is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit Report is missing from the loan file"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required Affiliated Business Disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
66037257	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,810.14	11/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$844.65	3.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Secondary	Yes	Yes	Yes	799	Not Applicable	29.701%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx/XX/2021 shows that the subject mortgage was originated on xx/XX/2021 and recorded on xx/XX/2021 for the amount $xx held by xx.
The chain of assignment is complete.
No active judgments or liens have been found.
Annual combined taxes of 2021 are due in the amount of $1,810.14 for xx/XX/2022.
No delinquent taxes have been found for the prior year.	Review of payment history as of xx/XX/2021 shows that the borrower is current with the loan. The next due date is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $844.65 with interest rate 3.500 % which was applied for the due date xx/XX/2021. The current UPB as of the date is $xx.	xx:The current status of the loan is performing.
Review of payment history as of xx/XX/2021 shows that the borrower is current with the loan. The next due date is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $844.65 with interest rate 3.500 % which was applied for the due date xx/XX/2021. The current UPB as of the date is $xx.
The loan was originated on xx/XX/2021 with the first payment date xx/XX/2021. The required comment history is missing since origination that is from xx/XX/2021 to xx/XX/2021.
No foreclosure and bankruptcy evidence has been found in file. Unable to confirm the current condition and occupancy status of the subject property as the comments are missing.
As per the doc dated xx/XX/2021 located at “xx”, the lender attests that the borrower is not in active FB and no FB requests have been received from the borrower. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| -x.xxx% |----| -x.xxxxx% Comment: The borrower’s total monthly income is $x,xxx.xx after subject loan the proposed amount $xxx.xx and total non-housing payments is $x,xxx.xx hence the calculated DTI ratio is xx.xxx%. Tape Source: Initial Tape Type:
Field: MI Company   Loan Value:xx  Tape Value: Other   Variance:    Variance %:    Comment: MI certificate reflects MI company name as xx.   Tape Source: Initial   Tape Type:
Field: Occupancy at Origination (Property Usage Type)   Loan Value: Secondary   Tape Value: Primary   Variance:    Variance %:    Comment: Final Application (xxxx) reflects occupancy at origination as Secondary.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Appraisal report reflects subject property type as PUD. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Seller tape shows flood insurance was provided for entire HOA but lender wants individual flood insurance. However, borrower has full and clean payment history."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."			Minimal	Not Covered	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
38021710	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,682.16	11/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$319.02	3.750%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	778	Not Applicable	44.000%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2021 and was recorded on xx/XX/2021, in the amount of $xx with MERS as nominee for xx.

The chain of assignment has been completed.

No active judgments or liens have been found.

Annual combined taxes of 2021 have been due in the amount of $1,682.16.

No prior year delinquent taxes have been found.	According to payment history as of xx/XX/2021, the borrower is current with the loan and the next due date for payment is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $572.72 which was applied for due date xx/XX/2021. The current P&I is in the amount of $319.02 and current PITI is in the amount of $572.72 with an interest rate of 3.750%. The current UPB reflected as per the payment history is in the amount of $xx.	xx:According to payment history, the current status of the loan is performing.

According to payment history as of xx/XX/2021, the borrower is current with the loan and the next due date for payment is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $572.72 which was applied for due date xx/XX/2021. The current P&I is in the amount of $319.02 and current PITI is in the amount of $572.72 with an interest rate of 3.750%. The current UPB reflected as per the payment history is in the amount of $xx.

The loan hasn’t modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: N/A. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Subject approved at 44%. Tape shows that borrower also receives foster care income which is not accepted by the other investors. Unable to rely on docs in file and unable to calc ATR."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Missing a Rate Lock Agreement signed by Borrower(s) or memorialized comment by the Loan Officer."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.00% as the Borrower income was $3,959.06 and total expenses are in the amount of $1,742.00 per AUS/DU (Locator#xx) and its recommendation is “Approve/Eligible with 44.00%.”."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
97137788	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$3,450.82	$3,450.82	11/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,243.51	2.625%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	664	Not Applicable	51.304%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2021 and which was recorded on xx/XX/2021 in the amount of $xx with xx, LLC.
The chain of assignment has been completed. Currently, the mortgage is with  xx.

Junior mortgage was originated on xx/XX/2021 and which was recorded on xx/XX/2021 in the amount of $xx with xx.

Active liens and judgments against the borrower:
Civil judgment against the borrower was recorded on xx/XX/2007 in the amount of $xx in favor of xx .
Civil judgment against the borrower was recorded on xx/XX/2007 in the amount of $xx in favor of xx .
Annual county tax of 2021 is delinquent in the amount of $3,450.82 which was due on xx/XX/2021 and good through by xx/XX/2021.	According to the payment history as of xx/XX/2021, the borrower is current with payments. The last payment was received on xx/XX/2021 which was applied to xx/XX/2021. The next due date for payment is xx/XX/2021. The P&I is in the amount of $1,243.51 and PITI is in the amount of $1,834.10. The UPB reflected as per the payment history is in the amount of $xx.	xx:The loan is currently performing. According to the payment history as of xx/XX/2021, the borrower is current with payments. The last payment was received on xx/XX/2021 which was applied to xx/XX/2021. The next due date for payment is xx/XX/2021. The P&I is in the amount of $1,243.51 and PITI is in the amount of $1,834.10. The UPB reflected as per the payment history is in the amount of $xx.
The reason for default is unavailable.
No latest servicing comment has been found to determine the current occupancy and condition of the subject property.
As per the 1003 document the borrower is working as xx II at “xx” from 7 years and 8 months.
Covid-19 review has not been done. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock Transmittal (1008)	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: xx (Days)   Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Cash Out - Other   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment: Final application reflects purpose of refinance per application as cash-out other.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-x   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment: Final application reflects purpose of transaction per HUD-a as cash-out other.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Appraisal report reflects subject property type as PUD. Tape Source: Initial Tape Type:	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 51.30%, the borrower's income was $7,821.16 and total expenses are in the amount of $4,012.60 at the time of origination. AUS report is missing from the loan documents."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan fails Compliance Ease delivery and timing test. Revised Closing Disclosure dated 4/XX/2021 not signed by borrower document tracker is missing and 3 business days were added to get receipt date 5/XX/2021 which is after the Consummation date 4/XX/2021."
* Document(s) Required by AUS Missing from Loan file (Lvl 3)     "AUS/DU Report is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement is missing from the loan documents."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Transmittal Summary (1008) is missing from the loan documents."			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
62947875	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,755.32	11/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,583.39	4.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	696	Not Applicable	40.670%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2016 and which was recorded on xx/XX/2016 in the amount of $xx with xx.
The chain of assignment has been completed. Currently, the mortgage is with xx.
No active liens and judgments against the borrower/property.
No delinquent taxes have been found.	According to the payment history as of xx/XX/2021, the borrower is current with payments. The last payment was received on xx/XX/2021 which was applied to xx/XX/2021. The next due date for payment is xx/XX/2021. The P&I is in the amount of $1,583.39 and PITI is in the amount of $2,329.39. The UPB reflected as per the payment history is in the amount of $xx.	xx:The loan is currently performing. According to the payment history as of xx/XX/2021, the borrower is current with payments. The last payment was received on xx/XX/2021 which was applied to xx/XX/2021. The next due date for payment is xx/XX/2021. The P&I is in the amount of $1,583.39 and PITI is in the amount of $2,329.39. The UPB reflected as per the payment history is in the amount of $xx.
As per the comment dated xx/XX/2021, the reason for default is curtailment of income.
No latest servicing comment has been found to determine the current occupancy and condition of the subject property.
As per the 1003 document the borrower is working as xx at “xx” from 12 years. xx:xx:xx	Not Applicable	Field: MI Company Loan Value:xx Tape Value: Other |---| |----| Comment: MI certificate reflects MI company asxx. Tape Source: Initial Tape Type:
																																																																																				Field: Post-Close DTI per xxxx Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: -x.xxx% Variance %: -x.xxxxx% Comment: Post close DTI as per xxxx is xx.xxx%. Tape Source: Initial Tape Type:	3: Curable		* DSCR is less than 1.00 (Lvl 3) "As per Net Operating Income is $xx and Annual Payments (Debt Service) is $xx and there Debt Service Cover Ratio (DSCR) is 0.67 which is less than 1."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
92738365	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,006.77	10/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$748.93	4.375%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	694	Not Applicable	43.747%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx/XX/2021 shows that the subject mortgage was originated on xx/XX/2020 and recorded on xx/XX/2020 for the amount $xx held by xx Corporation with the Instr# xx.
The chain of assignment is complete.
No active judgments or liens have been found.
2nd half combined taxes of 2021 are due in the amount of $1,006.77 for xx/XX/2022.
No delinquent taxes have been found for the prior year.	Review of payment history as of xx/XX/2021 shows that the borrower is 16 months delinquent with the loan. The next due date is xx/XX/2020. The last payment was received on xx/XX/2021 in the amount of $748.93 with interest rate 4.375 % which was applied for the due date xx/XX/2020. The current UPB as of the date is $xx.	xx:The current status of the loan is collection.
Review of payment history as of xx/XX/2021 shows that the borrower is 16 months delinquent with the loan. The next due date is xx/XX/2020. The last payment was received on xx/XX/2021 in the amount of $748.93 with interest rate 4.375 % which was applied for the due date xx/XX/2020. The current UPB as of the date is $xx.
As per collection comment dated xx/XX/2021, the borrower’s income is impacted by Covid-19. The servicer provided FB which ran from xx/XX/2020 to xx/XX/2021.
No bankruptcy & foreclosure evidence has been found.
No damage or repairs have been found.
This is conventional fixed rate mortgage originated with the P&I $748.93 and the interest rate 4.375%. As per payment history as of xx/XX/2021, the current P&I $748.93 and the interest rate is 4.375%. So, the current terms & note data are same. However, according to the recent collection comment dated xx/XX/2021, the loan was modified recently on xx/XX/2022 with the first payment date xx/XX/2022 which continues until the maturity xx/XX/2052. The new Mod is not implemented yet. xx:xx:xx	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| x.xxx% |----| x.xxxxx% Comment: The borrower's monthly income is $x,xxx.xx after Subject loan the Proposed amount $xxx.xx and Total Non-housing Payments is $x.xx. hence, the Calculated DTI Ratio is xx.xxx%. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Amount of Secondary Lien(s): $x.xx. Loan Amount: $xx. CLTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. LTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate Loan Value: x.xxxxx% Tape Value: xxx.xxxx% Variance: -xxx.xxxxx% Variance %: -xxx.xxxxx% Comment: Original Stated rate is x.xxx%. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan failed Compliance Ease delivery and timing test for Closing Disclosure dated 2/XX/2020. Document tracker is missing and 3 business days were added to get receipt date 2/XX/2020 which is after the Consummation date 2/XX/2020."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Revised loan estimate dated 1/XX/2020 reflect Points - Loan Discount Fee at $1,101.00. However, Post CD dated 2/XX/2020 reflects Points - Loan Discount Fee at $1,551.00. This is an increase in fee of $450.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Seller tape shows cash-out refinance in forbearance in not eligible for delivery to FNMA."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.747%, the borrower's income was $1,977.00 and total expenses are in the amount of $864.88 and the loan was underwritten by DU (Locator# xx) and its recommendation is “Approve/Eligible” with a DTI of 43.74%."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
68959998	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$3,737.74	11/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,717.20	3.750%	300	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	685	672	30.925%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the pro-title dated xx/XX/2021 reflects that the subject mortgage was originated on xx/XX/2020 with the lender MERS as nominee for xx in the amount of $xx, which was recorded on xx/XX/2020.
No assignment has been found. The current assignment is with the lender MERS as nominee for xx .
There is a prior mortgage against the subject property in the favor of MERS as nominee for xx, for the amount of $xx which was recorded on xx/XX/2013.
There is a prior state tax lien open against the borrower xx filed by the xx Tax for the amount of $1,096.33 which was recorded on xx/XX/2014.
Annual combined taxes of 2020 have been paid for the total amount of $3,737.74.
No prior year’s delinquent taxes have been found.	According to a review of the payment history as of xx/XX/2021, the borrower is delinquent with the loan for 8 months and the next due date for the regular payment is xx/XX/2021. The last payment was received on xx/XX/2021 total in the amount of PITI $2,067.00 which includes P&I $1,717.20 with the rate of interest of 3.750%, which was applied for the due date of xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.	xx:According to the review of the servicing comments, the loan is in the payment plan.
According to a review of the payment history as of xx/XX/2021, the borrower is delinquent with the loan for 8 months and the next due date for the regular payment is xx/XX/2021.  The last payment was received on xx/XX/2021 total in the amount of PITI $2,067.00 which includes P&I $1,717.20 with the rate of interest of 3.750%, which was applied for the due date of xx/XX/2021.  The UPB reflected in the latest payment history is in the amount of $xx.
As per the comment dated xx/XX/2020, the borrower's income was impacted by the Covid-19. The forbearance plan approved several times, the last forbearance plan ended on xx/XX/2021.
As per the comment dated xx/XX/2021, the borrower approved for the xx Mod trial plan which started from xx/XX/2021 to xx/XX/2021. The comment dated xx/XX/2021 reveals that the second TPP is not complete. No further details related to mod have been found.
No foreclosure activity has been found.
No pertaining bankruptcy-related details have been found.
As per the servicing comments, the subject property has been occupied by the owner. No comment pertaining to the damage on the subject property has been observed.
As per the final application, the borrower is working at xx as a xx xx for 22 months. xx:xx:xx	Not Applicable	Origination Appraisal	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| -x.xxx% |----| -x.xxxxx% Comment: The DTI ratio percent is xx.xxx%. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: "Collateral Value used for Underwriting: $xx Amount of Secondary Lien(s): $xx.xx Loan Amount: $xx CLTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: "Collateral Value used for Underwriting: $xx Loan Amount: $xx CLTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: x.xxxxx%   Tape Value: xxxx.xxx%   Variance: -xxxx.xxxxx%   Variance %: -xxxx.xxxxx%   Comment: Updated as per Note document.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxx   Tape Value: BBBBBBBBxxxx   Variance:    Variance %:    Comment: The PH string reversed is xxxxxxxxxxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxxxx   Tape Value: xxxxBBBBBBBB   Variance:    Variance %:    Comment: The PH string is xxxxxxxxxxxxxxxxxx.   Tape Source: Initial   Tape Type:
																																																																																				Field: Purpose of Refinance Per Application Loan Value: Cash Out - Other Tape Value: Change in Rate/Term Variance: Variance %: Comment: Updated as per Final application. Tape Source: Initial Tape Type:	3: Curable		* Missing Appraisal (Lvl 3) "Appraisal report is missing from the loan document."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 30.93%. Tape shows BWR was not employed at closing. Unable to rely on docs in file and unable to calc ATR."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
9071652	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,439.78	11/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,514.09	3.625%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	793	Not Applicable	47.155%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2020 with the lender MERS as nominee for xx in the amount of $xx which was recorded on xx/XX/2020 with instrument#xx.

There is no chain of assignment as the subject mortgage is with the original lender.

No active judgments or liens have been found against the borrower/subject property.

Combined 1st and 2nd installment taxes of 2021/2022 are due in the amount of $2,719.89 on xx/XX/2021 and $2,719.89 on xx/XX/2022. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment was received on xx/XX/2021 which was applied to xx/XX/2021. The next due date for payment is xx/XX/2021. The borrower pays the P&I is in the amount of $1,514.09 and PITI is in the amount of $2,016.77. The current UPB reflected is in the amount of $xx.	xx:As per the review of collection comments, the current status of the loan is performing. According to the payment history as of xx/XX/2021, the borrower is current with the loan. The next due date for payment is xx/XX/2021. The current UPB reflected is in the amount of $xx. The collection comment dated xx/XX/2020 states the reason for default is the borrower’s income is impacted Covid-19 pandemic. The forbearance plan has been approved for 3 months that began from xx/XX/2020 to xx/XX/2020. No comments have been found regarding the subject property condition. The borrower's employment details are not available. xx:xx:xx	Not Applicable	Credit Application Initial 1003_Application	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| x.xxx% |----| x.xxxxx% Comment: The Final Application reflects the Post-Close DTI per xxxx as xx.xxx%. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Amount of Secondary Lien(s): $x.xx Loan Amount: $xx. CLTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. CLTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: x.xxxxx%   Tape Value: xxxx.xxx%   Variance: -xxxx.xxxxx%   Variance %: -xxxx.xxxxx%   Comment: Original note reflects original stated rate as x.xxx%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxx   Variance:    Variance %:    Comment: Payment history string is xxxxxxxxxxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxx   Variance:    Variance %:    Comment: Payment history string reversed is xxxxxxxxxxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-x Loan Value: Refinance Tape Value: Cash Out Variance: Variance %: Comment: Final CD reflects Cash To in amount of $x,xxx.xx. Tape Source: Initial Tape Type:	3: Curable	* Application Missing (Lvl 3) "Final application is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape shows that cash out refinance in forbearance is not eligible for delivery to FNMA."
																																																																																							* Missing Initial 1003_Application (Lvl 3) "Initial application signed loan officer is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 47.15%, the Borrower income was $4,275.83 and total expenses are in the amount of $2,016.25 and the loan was underwritten by AUS (Locator# xx) and its recommendation is “Approve/Eligible” with a DTI of 46.84%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
63703171	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,125.46	11/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,446.22	3.750%	168	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	734	Not Applicable	49.552%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2020 with the lender MERS as nominee for xx Corporation which was recorded on xx/XX/2020.
The chain of assignment has been completed. Currently, the mortgage is MERS as nominee for xx .
No active liens and judgments have been found.
The annual school taxes of 2021 have been paid in the amount of $1,125.46.	As per the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment was received on xx/XX/2021 in the amount of $1,446.22 for the due date of xx/XX/2021. The next due date is xx/XX/2022. The current unpaid principal balance is $xx.	xx:The loan is currently performing. As per the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment was received on xx/XX/2021 in the amount of $1,446.22 for the due date of xx/XX/2021. The next due date is xx/XX/2022. The current unpaid principal balance is $xx.
The loan has not been modified once since origination.
At the time of origination, the borrower was working as xx in xx of Interior from last 22.99 years.
The occupancy of the subject property is unable to be determined. The comments do not provide any information regarding the damages and repairs to the subject property. xx:xx:xx	Not Applicable	Notice of Servicing Transfer Origination Appraisal	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| x.xxx% |----| x.xxxxx% Comment: Borrower DTI ratio percent is xx.xxx%. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not applicable.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Original CLTV ratio percent is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Original Standard LTV is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: x.xxxxx%   Tape Value: xxxx.xxx%   Variance: -xxxx.xxxxx%   Variance %: -xxxx.xxxxx%   Comment: Original Stated Rate is x.xx%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Lower rate or term Tape Value: Change in Rate/Term Variance: Variance %: Comment: Purpose of refinance per application is Limited cash out. Tape Source: Initial Tape Type:	3: Curable	* Missing Appraisal (Lvl 3) "A copy of Appraisal Report at origination is missing from loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3) "A copy of Notice of Servicing Transfer disclosure is missing from the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at the DTI of 49.55%. The provided Seller’s tape is showing an alert that there is an undisclosed debt. Further details are not provided to confirm the same. Unable to rely on the documents in the loan file and unable to calculate ATR."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test. The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate because it is understated by more than $100. Subject loan is a refinance, originated on 5/XX/2020 and the SOL is 3 years."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.552%, the Borrower income was $6,773.16 and total expenses are in the amount of $1,743.00 and the loan was underwritten by AUS/DU (Locator#xx) and its recommendation is “Approve/Eligible” with a DTI of 49.55%."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
42026822	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,708.32	11/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,501.47	3.250%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	756	727	47.316%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2020 and which was recorded on xx/XX/2020 in the amount of $xx with xx.
The chain of assignment has been completed. Currently, the mortgage is with xx .
No active liens and judgments against the borrower/property.
No delinquent taxes have been found.	According to the payment history as of xx/XX/2021, the borrower is current with the payments. The last payment was received on xx/XX/2021 which was applied to xx/XX/2021. The next due date for payment is xx/XX/2021. The P&I is in the amount of $1,501.47 and PITI is in the amount of $2,320.01. The UPB reflected as per the payment history is in the amount of $xx.	xx:The loan is currently is performing. According to the payment history as of xx/XX/2021, the borrower is current with the payments. The last payment was received on xx/XX/2021 which was applied to xx/XX/2021. The next due date for payment is xx/XX/2021. The P&I is in the amount of $1,501.47 and PITI is in the amount of $2,320.01. The UPB reflected as per the payment history is in the amount of $xx.
The reason for default is unavailable.
No latest servicing comment has been found to determine the current occupancy and condition of the subject property.
As per the 1003 document the borrower is working as xx at “xx” from 11 years and 3 months. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock Notice of Servicing Transfer Origination Appraisal	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| -x.xxx% |----| -x.xxxxx% Comment: Borrower DTI ratio percent is xx.xxx%. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not applicable.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: x.xxxxx%   Tape Value: xxxx.xxx%   Variance: -xxxx.xxxxx%   Variance %: -xxxx.xxxxx%   Comment: Original Stated Rate is x.xx%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxx   Variance:    Variance %:    Comment: Payment history string is xxxxxxxxxxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxx   Variance:    Variance %:    Comment: Payment history string reversed is xxxxxxxxxxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Lower rate or term Tape Value: Change in Rate/Term Variance: Variance %: Comment: Purpose of refinance per application is Lower rate or term. Tape Source: Initial Tape Type:	3: Curable	* Missing Appraisal (Lvl 3) "A copy of Appraisal Report at origination is missing from loan file."
* Missing or error on the Rate Lock Document (Lvl 3)     "An executed copy of Rate Lock Agreement is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3) "A copy of Notice of Servicing Transfer disclosure is missing from the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at the DTI of 47.32%. Seller’s tape is showing that the borrower was not employed at the time of closing. Unable to rely on the documents in the loan file and unable to calculate ATR."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 47.316% as the borrower’s income was $6,890.30 and total expenses are in the amount of $3,260.22 and the loan was underwritten by DU (Locator#xx) and its recommendation is “Approve/Eligible” with 47.32%."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
83883209	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,816.00	10/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,197.83	3.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	737	Not Applicable	41.131%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2020 and which was recorded on xx/XX/2020 in the amount of $xx with xx.
The chain of assignment has been completed. Currently, the mortgage is with xx .
No active liens and judgments against the borrower/property.
No delinquent taxes have been found.	According to the payment history as of xx/XX/2021, the borrower is current with the payments. The last payment was received on xx/XX/2021 which was applied to xx/XX/2021. The next due date for payment is xx/XX/2021. The P&I is in the amount of $1,197.83 and PITI is in the amount of $1,863.58. The UPB reflected as per the payment history is in the amount of $xx.	xx:The loan is currently is performing. According to the payment history as of xx/XX/2021, the borrower is current with the payments. The last payment was received on xx/XX/2021 which was applied to xx/XX/2021. The next due date for payment is xx/XX/2021. The P&I is in the amount of $1,197.83 and PITI is in the amount of $1,863.58. The UPB reflected as per the payment history is in the amount of $xx.
The reason for default is unavailable.
No latest servicing comment has been found to determine the current occupancy and condition of the subject property.
As per the 1003 document the borrower is working as xx from 6 months. xx:xx:xx	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| x.xxx% |----| x.xxxxx% Comment: Borrower DTI ratio percent is xx.xxx%. Tape Source: Initial Tape Type:
Field: Original Stated Rate   Loan Value: x.xxxxx%   Tape Value: xxxx.xxx%   Variance: -xxxx.xxxxx%   Variance %: -xxxx.xxxxx%   Comment: Original Stated Rate is x.x%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxx   Variance:    Variance %:    Comment: Payment history string is xxxxxxxxxxxxxxxxxx.   Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Reversed Loan Value: xxxxxxxxxxxxxxxxxx Tape Value: xxxxxxxxxxxx Variance: Variance %: Comment: Payment history string reversed is xxxxxxxxxxxxxxxxxx. Tape Source: Initial Tape Type:	3: Curable		* Missing Required Disclosures (Lvl 3) "Home loan toolkit disclosure is missing from the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 41.131%. seller tape shows income miscalculation. Unable to rely on documents in file and unable to calculate ATR."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
29685086	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,797.86	11/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,222.93	3.250%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	785	Not Applicable	41.920%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2020 and which was recorded on xx/XX/2021 in the amount of $xx with xx.
The chain of assignment has been completed. Currently, the mortgage is with xx.
No active liens and judgments against the borrower/property.
No delinquent taxes have been found.	According to the payment history as of xx/XX/2021, the borrower is current with the payments. The last payment was received on xx/XX/2021 which was applied to xx/XX/2021. The next due date for payment is xx/XX/2021. The P&I is in the amount of $1,222.93 and PITI is in the amount of $1,997.20. The UPB reflected as per the payment history is in the amount of $xx.	xx:The loan is currently is performing. According to the payment history as of xx/XX/2021, the borrower is current with the payments. The last payment was received on xx/XX/2021 which was applied to xx/XX/2021. The next due date for payment is xx/XX/2021. The P&I is in the amount of $1,222.93 and PITI is in the amount of $1,997.20. The UPB reflected as per the payment history is in the amount of $xx.
The reason for default is unavailable.
No latest servicing comment has been found to determine the current occupancy and condition of the subject property.
No evidence has been found regarding the borrower’s current employer details. xx:xx:xx	Not Applicable	Initial Escrow Acct Disclosure	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| -xx.xxx% |----| -xx.xxxxx% Comment: DTI is xx.xx%. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. CLTV is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. LTV is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: x.xxxxx%   Tape Value: xxxx.xxx%   Variance: -xxxx.xxxxx%   Variance %: -xxxx.xxxxx%   Comment: Original stated date is x.xx%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxx   Variance:    Variance %:    Comment: Payment history string is xxxxxxxxxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxx   Variance:    Variance %:    Comment: Payment history string reversed is xxxxxxxxxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Cash Out - Other Tape Value: Change in Rate/Term Variance: Variance %: Comment: Purposr of refinance is cash to other. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 6/XX/2020 does not reflect Duplicate Tax Bill fee. However, CD dated 8/XX/2020 reflects Duplicate Tax Bill fee at $1.00. This is an increase in fee of $1.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial Escrow Account disclosure signed by the borrower is missing from loan documents."
* Intent to Proceed Missing (Lvl 3) "Intent to proceed disclosure is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 41.920%. Seller tape shows that undisclosed liability may push DTI to over 54.97. Unable to rely on docs in file and unable to calc ATR."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test failed due to finance charge disclosed on final CD is $xx. Calculated finance charge is $xx. Test failed for under disclosed amount of $490.99. Reason for Finance Charge under disclosure is unknown as the Fee Itemization is missing. Subject loan is a refinance, originated on 8/XX/2020 and the SOL is 3 years.

																																																																																								TILA Foreclosure Rescission Finance Charge Test failed due to finance charge disclosed on final CD is $xx. Calculated finance charge is $xx. Test failed for under disclosed amount of $490.99. Reason for Finance Charge under disclosure is unknown as the Fee Itemization is missing. Subject loan is a refinance, originated on xx/2020 and the SOL is 3 years."		Moderate	Pass	Fail	Pass	Pass	No Result	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
4838217	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,285.34	11/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,160.84	2.625%	120	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	812	814	14.123%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2021 shows that the subject mortgage was originated on xx/XX/2020 and was recorded on xx/XX/2020 in the amount of $xx, with MERS as nominee for xx, recorded with the Book/Page# xx.
The chain of assignment has been completed. The last assignment is with MERS as nominee for xx .

No active liens and judgments have been found against borrower and property.

There are no prior year real estate delinquent taxes.	According to the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment was received on xx/XX/2021, the applied date was xx/XX/2021 and the next due date for payment is xx/XX/2021. The P&I is in the amount of $1,160.84 and PITI is in the amount of $1,436.14. The UPB reflected as per the payment history is in the amount of $xx.	xx:The current status of the loan is performing.
 According to the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment was received on xx/XX/2021, the applied date was xx/XX/2021 and the next due date for payment is xx/XX/2021. The P&I is in the amount of $1,160.84 and PITI is in the amount of $1,436.14. The UPB reflected as per the payment history is in the amount of $xx.
The subject property has been occupied by the owner. The borrower's intention is to keep the property.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding litigation and contested matter. As per the review of collection comments, the subject property is in good condition. No evidence of damage or repairs has been found. xx:xx:xx	Not Applicable	Hazard Insurance Initial Escrow Acct Disclosure Missing or error on the Rate Lock Origination Appraisal	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| x.xxx% |----| x.xxxxx% Comment: The borrower’s total monthly income is $xx after subject loan the proposed amount $x,xxx.xx and total non-housing payments is $xx.xx hence the calculated DTI ratio is xx.xxx%. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Collateral value used for underwriting: $xx. Amount of secondary lien: $x.xx. Loan amount: $xx. CLTV=xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Collateral value used for underwriting:$xx. Loan amount: $xx. CLTV=xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: x.xxxxx%   Tape Value: xxxx.xxx%   Variance: -xxxx.xxxxx%   Variance %: -xxxx.xxxxx%   Comment: Original note reflects stated original rate as x.xxx%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxx   Tape Value: xxxxxxxxxxBB   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxx   Tape Value: BBxxxxxxxxxx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Limited Cash Out (GSE definition) Tape Value: Change in Rate/Term Variance: Variance %: Comment: Final Application (xxxx) reflects purpose of refinance as Limited cash out. Tape Source: Initial Tape Type:	3: Curable	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial Escrow Account disclosure signed by borrower is missing from loan documents."
* Intent to Proceed Missing  (Lvl 3)     "Intent to proceed is missing from loan documents."
* Missing Appraisal (Lvl 3)     "Appraisal report is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 3) "Hazard Insurance is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 14.123%. Tape shows borrower was not employed at the time of closing. Unable to rely on documents in file and unable to calculate ATR."
																																																																																								* ComplianceEase TILA Test Failed (Lvl 2) "Loan Failed TILA Finance Charge Test due to finance charge disclosed on Final CD as $xx. Calculated Finance charge is $xx for an under disclosed amount of $740.64. Reason for Finance Charge under disclosure is unknown as the Fee Itemization is missing. Subject loan is a refinance, originated on xx/2020 and the SOL is 3 years."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
90804184	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$3,750.06	11/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,114.96	2.250%	180	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	796	778	30.600%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2021 shows that the subject mortgage was originated on xx/XX/2020 and was recorded on xx/XX/2020 in the amount of $xx, with MERS as nominee for xx, recorded with the Instrument# xx.

The chain of assignment has been completed. The last assignment is with MERS as nominee for xx.

Active mortgages, liens and judgments found against the borrower and property is as follows:

1. The updated title report dated xx/XX/2021 shows that there is active senior mortgage against the subject property in the favor of ‘xx’, the in amount of $xx which was originated on xx/XX/1992 and recorded on xx/XX/1992 xx.

1st and 2nd installment combined taxes of 2021/2022 have been due on different dates total in the amount of $3,750.06.	According to the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment was received on xx/XX/2021, the applied date was xx/XX/2021 and the next due date for payment is xx/XX/2021. The P&I is in the amount of $1,114.96 and PITI is in the amount of $1,558.38. The UPB reflected as per the payment history is in the amount of $xx.	xx:The current status of the loan is performing.
 According to the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment was received on xx/XX/2021, the applied date was xx/XX/2021 and the next due date for payment is xx/XX/2021. The P&I is in the amount of $1,114.96 and PITI is in the amount of $1,558.38. The UPB reflected as per the payment history is in the amount of $xx.
The subject property has been occupied by the owner. The borrower's intention is to keep the property.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding litigation and contested matter. As per the review of collection comments, the subject property is in good condition. No evidence of damage or repairs has been found.
No evidence has been found regarding COVID-19.
As per comment dated xx/XX/2021, the borrower completed active duty on xx/XX/2021. xx:xx:xx	Not Applicable	Initial Escrow Acct Disclosure Origination Appraisal	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| -xx.xxx% |----| -xx.xxxxx% Comment: updated as per review. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. CLTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. CLTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: x.xxxxx%   Tape Value: xxxx.xxx%   Variance: -xxxx.xxxxx%   Variance %: -xxxx.xxxxx%   Comment: as per note doc original rate is x.xx%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxx   Tape Value: xxxxxxxxxxBB   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxx   Tape Value: BBxxxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Limited Cash Out (GSE definition) Tape Value: Change in Rate/Term Variance: Variance %: Comment: As per final application purpose of refinance is Limited cash out. Tape Source: Initial Tape Type:	3: Curable	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure hand signed by borrower is missing from loan documents."
* Intent to Proceed Missing  (Lvl 3)     "Intent to proceed is missing from the loan documents."
																																																																																							* Missing Appraisal (Lvl 3) "Appraisal report is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject Approved at 30.60%. Tape shows undisclosed liability at closing. DTI may push to 74.96%. Unable to rely on docs in file and unable to calc ATR."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
28889805	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$1,581.34	11/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$567.81	2.750%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	795	Not Applicable	27.761%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2021 shows that the subject mortgage was originated on xx/XX/2021 and was recorded on xx/XX/2021 in the amount of $xx, with MERS as nominee for xx, recorded with the Instrument#xx.

The chain of assignment has been completed. The last assignment is with MERS as nominee for xx.

No active liens and judgments have been found against borrower and property.

2nd installment county taxes of 2021 have been due on xx/XX/2022 in the amount of $790.67.	According to the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment was received on xx/XX/2021, the applied date was xx/XX/2021 and the next due date for payment is xx/XX/2021. The P&I is in the amount of $567.81 and PITI is in the amount of $788.65. The UPB reflected as per the payment history is in the amount of $xx.	xx:The current status of the loan is performing.
 According to the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment was received on xx/XX/2021, the applied date was xx/XX/2021 and the next due date for payment is xx/XX/2021. The P&I is in the amount of $567.81 and PITI is in the amount of $788.65. The UPB reflected as per the payment history is in the amount of $xx.
The subject property has been occupied by the owner. The borrower's intention is to keep the property.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding litigation and contested matter. As per the review of collection comments, the subject property is in good condition. No evidence of damage or repairs has been found.
No evidence has been found regarding COVID-19.
As per comment dated xx/XX/2021, the borrower completed active duty on xx/XX/2021. xx:xx:xx	Not Applicable	Notice of Servicing Transfer	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| x.xxx% |----| x.xxxxx% Comment: updated as per review. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: x.xxxxx%   Tape Value: xxx.xxxx%   Variance: -xxx.xxxxx%   Variance %: -xxx.xxxxx%   Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxx   Tape Value: xxxxxxxBBBBB   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxx   Tape Value: BBBBBxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Purpose of Refinance Per Application Loan Value: Lower rate or term Tape Value: Change in Rate/Term Variance: Variance %: Comment: updated as per review. Tape Source: Initial Tape Type:	3: Curable		* Notice of Servicing Transfer missing or unexecuted (Lvl 3) "A copy of Notice of Servicing Transfer disclosure is missing from the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at the DTI of 27.16%. The tape is showing that the alimony/child support income is not supported. Further details are not provided to confirm the same. Unable to rely on the documents in the loan file and unable to calculate ATR."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
45100284	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	11/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$803.98	3.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	660	636	36.611%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2016 and was recorded on xx/XX/2016, in the amount of $xx, with MERS as nominee for xx with Book/Page#xx.

The chain of assignment has been completed. Currently, the assignment is with MERS as nominee for xx .

No active judgments or liens have been found against the borrower.	According to the payment history as of xx/XX/2021, the current status of the loan is performing. The last payment was received on xx/XX/2021 which was applied for the due date of xx/XX/2021 and the next due date for payment is xx/XX/2021. The P&I is in the amount of $803.98 and PITI is in the amount of $1,113.64. The UPB reflected as per the payment history is in the amount of $xx.	xx:The current status of the loan is performing.
According to the payment history as of xx/XX/2021, the last payment was received on xx/XX/2021 which was applied for the due date of xx/XX/2021 and the next due date for payment is xx/XX/2021. The P&I is in the amount of $803.98 and PITI is in the amount of $1,113.64. The UPB reflected as per the payment history is in the amount of $xx.
The reason for default is unable to be determined from the latest servicing comments.
No comment has been found stating that borrower’s income is impacted due to covid-19.
No evidence has been found regarding damage or repairs in the latest servicing comments.
As per the 1003, the borrower is working at xx as a xx for 1.11 years. xx:xx:xx	Not Applicable	Affiliated Business Disclosure Missing Dicsloures Missing Initial Closing Disclosure Missing Initial LE Notice of Servicing Transfer	Field: Original Stated Rate Loan Value: x.xxxxx% Tape Value: xxx.xxxx% |---| -xxx.xxxxx% |----| -xxx.xxxxx% Comment: Original stated rate is x.xxxxx%. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "This loan failed the Pennsylvania license validation test.
Pennsylvania requires non-exempt mortgage lenders engaged in the business of making mortgage loans to be licensed. The Pennsylvania Mortgage Lender License and Pennsylvania Exemption Letter are not available for loans with a closing date before November 5th, 2008. Additionally, the Pennsylvania First Mortgage Banker License, Pennsylvania Secondary Mortgage Loan License, Pennsylvania Unlicensed (Subordinate Lien), and Pennsylvania Exemption Letter are not available for loans with a closing date on or after January 1st, 2009."
* Intent to Proceed Missing  (Lvl 3)     "Intent to proceed is missing from the loan document."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows seller didn't disclose MI on this loan, but closed it anyway."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial closing disclosure is missing from loan documents."
* Missing Initial LE (Lvl 3)     "Initial loan estimate is missing from the loan document."
* Missing Required Disclosures (Lvl 3)     "Home loan toolkit is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "List of settlement service providers is missing from loan document."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)     "Notice of servicing transfer is missing from the loan documents."
																																																																																							* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "Affiliated business disclosure is missing from the loan documents."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
29649371	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,466.61	11/XX/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$174.01	3.950%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	684	685	28.137%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2016 and was recorded on xx/XX/2016, in the amount of $xx, with MERS as nominee for xx, with Book/Page#xx.

The chain of assignments has been completed. Currently, the assignment is with xx.
No active judgments or liens have been found against the borrower.
Annual borough, county, and school taxes of 2021 have been paid on xx/XX/2021 & xx/XX/2021 in the combined amount of $1,466.61.	According to the payment history as of xx/XX/2021, the current status of the loan is performing. The last payment was received on xx/XX/2021 which was applied for the due date of xx/XX/2021 and the next due date for payment is xx/XX/2021. The P&I is in the amount of $174.01 and PITI is in the amount of $425.62. The UPB reflected as per the payment history is in the amount of $xx.	xx:The current status of the loan is performing.
According to the payment history as of xx/XX/2021, the last payment was received on xx/XX/2021 which was applied for the due date of xx/XX/2021 and the next due date for payment is xx/XX/2021. The P&I is in the amount of $174.01 and PITI is in the amount of $425.62. The UPB reflected as per the payment history is in the amount of $xx.
The reason for default is unable to be determined from the latest servicing comments.
No comment has been found stating that borrower’s income is impacted due to covid-19.
No evidence has been found regarding damage or repairs in the latest servicing comments. xx:xx:According to the PACER, the borrower had filed bankruptcy under chapter-7 on xx/XX/2019 with case#xx. The case was discharged on xx/XX/2019 and got terminated on xx/XX/2019.	Not Applicable	Missing Dicsloures Missing DU/GUS/AUS Missing Initial LE Missing or error on the Rate Lock Notice of Servicing Transfer Transmittal (1008)	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: The case was discharged on xx/XX/xxxx and got terminated on xx/XX/xxxx. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -xx.xxx%   Variance %: -xx.xxxxx%   Comment: The borrower's monthly income is $x,xxxx.xx after subject loan the proposed amount $xxx.xx. Hence, the calculated DTI ratio is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate Loan Value: x.xxxxx% Tape Value: xxx.xxxx% Variance: -xxx.xxxxx% Variance %: -xxx.xxxxx% Comment: Note reflects original stated rate as x.xxx%. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "This loan failed the Pennsylvania license validation test due to the Pennsylvania HB 2179 requires non-exempt mortgage lenders engaged in the business of making mortgage loans to be licensed, effective November 5th, 2008."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3)     "ComplianceEase TRID Tolerance Test is Incomplete as Initial LE is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape reflects that loan closed as FHA but the borrower was not eligible because the co-borrower already had a property financed and insured with HUD and the borrower is not willing to cooperate."
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "AUS/DU is missing from the loan documents."
* Missing Initial LE (Lvl 3)     "Initial LE is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "SSPL is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)     "Servicing transfer disclosure is missing from the loan documents."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Final transmittal summary is missing from the loan documents."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
34412531	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,427.55	10/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,056.44	4.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Commercial Prop	xx	xx	Investor	Yes	Yes	No	762	Not Applicable	52.672%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2019 with the lender xx, in the amount of $xx which was recorded on xx/XX/2019 with instrument#xx.

The chain of assignment has been completed. The last assignment is with MERS as nominee for xx. which was recorded on xx/XX/2019.

No active judgments or liens have been found against the borrower/subject property.

Town 2nd installment taxes of 2022 are due in the amount of $2,213.77 on xx/XX/2022. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment was received on xx/XX/2021 which was applied to xx/XX/2021. The next due date for payment is xx/XX/2021. The borrower pays the P&I in the amount of $1,056.44 and PITI is in the amount of $1,446.82. The current UPB reflected is in the amount of $xx.	xx:As per the review of collection comments, the current status of the loan is performing. According to the payment history as of xx/XX/2021, the borrower is current with the loan. The next due date for payment is xx/XX/2021. The current UPB reflected is in the amount of $xx. No comments have been found regarding the borrower’s income impacted due to covid-19 pandemic. No comments have been found regarding the subject property condition. As per the final loan application, the borrower is working at xx as xx for 16.6 years. xx:xx:xx	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| x.xxx% |----| x.xxxxx% Comment: Borrower DTI ratio percent is xx.xxx%. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: x.xxx%   Tape Value: xx.xxx%   Variance: -xx.xxx%   Variance %: -xx.xxxxx%   Comment: Housing Ratio per U/W is x.xxx%.   Tape Source: Initial   Tape Type:
																																																																																				Field: Original Stated Rate Loan Value: x.xxxxx% Tape Value: xxx.xxxx% Variance: -xxx.xxxxx% Variance %: -xxx.xxxxx% Comment: Original Stated Rate is x.xx%. Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Commercial Prop (Lvl 4) "Per tape subject is a condotel. Elevated for client review because not a standard NOO property. Subject is a unit in XX."												Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
8363353	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,485.00	11/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,905.10	5.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Commercial Prop	xx	xx	Investor	Yes	Yes	No	684	763	39.737%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2019 with the lender xx . in the amount of $xx which was recorded on xx/XX/2019 with instrument#xx.

The chain of assignment has been completed. The last assignment is with xx which was recorded on xx/XX/2020.

No active judgments or liens have been found against the borrower/subject property.

Town 2nd installment taxes of 2022 are due in the amount of $3,242.50 on xx/XX/2022. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment was received on xx/XX/2021 which was applied to xx/XX/2021. The next due date for payment is xx/XX/2021. The borrower pays the P&I in the amount of $1,905.10 and PITI is in the amount of $2,504.15. The current UPB reflected is in the amount of $xx.	xx:As per the review of collection comments, the current status of the loan is performing. According to the payment history as of xx/XX/2021, the borrower is current with the loan. The next due date for payment is xx/XX/2021. The current UPB reflected is in the amount of $xx. No comments have been found regarding the borrower’s income impacted due to covid-19 pandemic. No comments have been found regarding the subject property condition. As per the final loan application, the borrower is the owner of xx. for 13.1 years. xx:xx:xx	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| x.xxx% |----| x.xxxxx% Comment: Borrower DTI ratio percent is xx.xxx%. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Housing Ratio per U/W is xx.xxx%.   Tape Source: Initial   Tape Type:
																																																																																				Field: Original Stated Rate Loan Value: x.xxxxx% Tape Value: xxx.xxxx% Variance: -xxx.xxxxx% Variance %: -xxx.xxxxx% Comment: Original Stated Rate is x.xxx%. Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Commercial Prop (Lvl 4) "Per tape subject is a condotel. Elevated for client review because not a standard NOO property. Subject is a unit in XX."	* DSCR is less than 1.00 (Lvl 3) "Unable to calculate DSCR due to Form 1007 & Form 216 are missing in the appraisal report."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
54984838	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,819.48	11/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,327.19	5.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Commercial Prop	xx	xx	Secondary	Yes	Yes	No	637	Not Applicable	39.985%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2021 shows that the subject mortgage was originated on xx/XX/2019 and was recorded on xx/XX/2019 in the amount of $xx, with xx, recorded with the Instrument/Book/Page# xx / 397.

The chain of assignment has been completed. The last assignment is with xx.

No active liens and judgments have been found against borrower and property.

2nd installment town taxes of 2022 have been due on xx/XX/2022 in the amount of $2,909.74.	According to the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment was received on xx/XX/2021, the applied date was xx/XX/2021 and the next due date for payment is xx/XX/2021.The P&I is in the amount of $1,327.19 and PITI is in the amount of $2,357.66. The UPB reflected as per the payment history is in the amount of $xx.	xx:The current status of the loan is performing.
 According to the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment was received on xx/XX/2021, the applied date was xx/XX/2021 and the next due date for payment is xx/XX/2021.The P&I is in the amount of $1,327.19 and PITI is in the amount of $2,357.66. The UPB reflected as per the payment history is in the amount of $xx.
The subject property has been occupied by the owner. The borrower's intention is to keep the property.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding litigation and contested matter. As per the review of collection comments, the subject property is in good condition. No evidence of damage or repairs has been found.
No evidence has been found regarding COVID-19. xx:xx:xx	Not Applicable	Missing Initial Closing Disclosure	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| -x.xxx% |----| -x.xxxxx% Comment: updated as per review. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: x.xxx%   Tape Value: xx.xxx%   Variance: -xx.xxx%   Variance %: -xx.xxxxx%   Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate Loan Value: x.xxxxx% Tape Value: xxx.xxxx% Variance: -xxx.xxxxx% Variance %: -xxx.xxxxx% Comment: updated as per review. Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Commercial Prop (Lvl 4) "Per tape subject is a condotel. Elevated for client review because not a standard second home type of property. Subject is a unit in a hotel with commercial amenities."	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "Test Incomplete as Initial CD is missing."
* Missing Initial Closing Disclosure (Lvl 3) "As per Disclosure Traker located at "xx" Initial CD was sent to borrower on 9/XX/2019. This Initial CD is missing in the loan file."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule as the loan is failed for QM safe Harbor threshold test as APR (5.205%) is exceeded APOR (5.150%) by 0.055%. The APR threshold is 5.105% and the subject loan is escrowed one.

																																																																																								Qualified Mortgage Safe Harbor Threshold: FAIL Charged: 5.205% Allowed: 5.150% Over by: +0.055%"		Elevated	Not Covered	Pass	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
61132154	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$1,726.25	$1,708.56	11/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,202.54	2.750%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	701	657	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx/XX/2021 shows that the subject mortgage was originated on xx/XX/2020 and recorded on xx/XX/2020 for the amount $xx held by xx. with the Instr | Book/Page#xx.
The chain of assignment is complete.
No active judgments or liens have been found.
1st half Town taxes of 2021 are delinquent in the amount of $1,726.25 which was due on xx/XX/2021 and good through as of xx/XX/2021.
2nd half Town taxes of 2021 are due for xx/XX/2022 in the amount of $1,708.56.	Review of payment history as of xx/XX/2021 shows that the borrower is current with the loan. The next due date is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $1,202.54 with interest rate 2.750 % which was applied for the due date xx/XX/2021. The current UPB as of the date is $xx.	xx:The current status of the loan is performing.
Review of payment history as of xx/XX/2021 shows that the borrower is current with the loan. The next due date is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $1,202.54 with interest rate 2.750 % which was applied for the due date xx/XX/2021. The current UPB as of the date is $xx.
The loan was originated on xx/XX/2020. Covid-19 attestation is available in the loan file at location xx.
No foreclosure and bankruptcy evidence has been found.
No damage or repairs have been found. xx:xx:xx	Not Applicable	Affiliated Business Disclosure Mortgage Insurance	Field: Borrower DTI Ratio Percent Loan Value: Unavailable Tape Value: xx.xxx% |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: Yes   Variance:    Variance %:    Comment: This is servicing   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: Unavailable   Tape Value: xx.xxx%   Variance:    Variance %:    Comment: Rounding   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Used appraisal in the file.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Appraisal in the file was used   Tape Source: Initial   Tape Type:
Field: Original Stated Rate Loan Value: x.xxxxx% Tape Value: xxx.xxxx% Variance: -xxx.xxxxx% Variance %: -xxx.xxxxx% Comment: Tape is incorrect Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Seller tape shows defect as "Loan is not insurable. We have a 90 day flip violation. Loan is in conditional approval, closing in September, borrowers are very slow to respond. ""
* MI, FHA or MIC missing and required (Lvl 3)     "This loan is FHA. Required MI Certificate is missing from the loan file."
																																																																																							* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "The Affiliated Business Disclosure was not in the file."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.484% as the Borrower income was $5,518.88 and total expenses are in the amount of $2,510.20 per AUS/DU Locator#xx and its recommendation is “Approve/Eligible." with DTI 45.48%."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
34363403	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$2,881.34	11/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,025.90	2.250%	360	xx	xx	VA	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	xx	xx	25.000%	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	786	791	43.951%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx/XX/2021 shows that the subject mortgage was originated on xx/XX/2021 and recorded on xx/XX/2021 for the amount $xx held by xx. with the Book/Page#xx.
The chain of assignment is complete.
There is one senior mortgage active against the subject property in the amount of $xx held by First-xx & xx which was originated on xx/XX/2019 and recorded on xx/XX/2019 with the Book/Page# xx.
Annual combined taxes of 2021 are due for xx/XX/2022 in the amount of $2,881.34.
No delinquent taxes have been found for the prior year.	Review of payment history as of xx/XX/2021 shows that the borrower is current with the loan. The next due date is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $2,025.90 with interest rate 2.250 % which was applied for the due date xx/XX/2021. The current UPB as of the date is $xx.	xx:The current status of the loan is performing.
Review of payment history as of xx/XX/2021 shows that the borrower is current with the loan. The next due date is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $2,025.90 with interest rate 2.250 % which was applied for the due date xx/XX/2021. The current UPB as of the date is $xx.
No foreclosure and bankruptcy evidence has been found.
No employment details have been found in final 1003 doc.
No damage or repairs have been found. xx:xx:xx	Not Applicable	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: The borrower's monthly income is $x,xxx.xx after Subject loan the Proposed amount $x,xxx.xx and Total Non-housing Payments is $xxx.xx. hence, the Calculated DTI Ratio is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate Loan Value: x.xxxxx% Tape Value: xxx.xxxx% Variance: -xxx.xxxxx% Variance %: -xxx.xxxxx% Comment: Original stated rate as x.xx%. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the TRID disclosure and changed circumstances date validation test due to A. Changed circumstance affecting settlement charges; or
B. Changed circumstance affecting eligibility; or
C. Revisions requested by the consumer; or
D. Interest rate dependent charges change once the interest rate is locked; or
E. Expiration of initial loan estimate; or
F. Delayed settlement date on a construction loan for new construction transactions only."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "In VA refinance loans, there should be WAITING period or GAP of 210 days between the first payment date of existing mortgage which is getting paid off and between the closing of our new subject loans. In this loan the waiting period is not satisfied.""	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.951%, the Borrower income was $6,857.00 and total expenses are in the amount of $3,013.74 and the loan was underwritten by LP (Locator#xx) and its recommendation is “Accept” with a DTI of 44%."		Moderate	Pass	Pass	Pass	Pass	No Result	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
62146788	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$846.00	11/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$696.07	2.875%	360	xx	xx	VA	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	xx	xx	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	728	Not Applicable	25.745%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx/XX/2021 shows that the subject mortgage was originated on xx/XX/2021 and recorded on xx/XX/2021 for the amount $xx held by xx. with the Book/Page#xx.
The chain of assignment is complete.
No active judgments or liens have been found.
Annual combined taxes of 2021 are due in the amount of $846.00 for xx/XX/2022.
No delinquent taxes have been found for the prior year.	Review of payment history as of xx/XX/2021 shows that the borrower is current with the loan. The next due date is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $696.07 with interest rate 2.875 % which was applied for the due date xx/XX/2021. The current UPB as of the date is $xx.	xx:The current status of the loan is performing. Review of payment history as of xx/XX/2021 shows that the borrower is current with the loan. The next due date is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $696.07 with interest rate 2.875 % which was applied for the due date xx/XX/2021. The current UPB as of the date is $xx.
The loan was originated on xx/XX/2021 with the first payment date xx/XX/2021. The required comment history is missing since origination that is from xx/XX/2021 to xx/XX/2021.
No BK has been filed after loan origination. Unable to confirm the current condition and occupancy status of the subject property as the comments are missing.
As per the doc xx dated xx/XX/2021 located at “xx”, the borrower is not currently in FB plan/mortgage relief option.
As per the SCRA doc located at “xx”, the borrower is active in military duty of SCRA from the period xx/XX/2020 to xx/XX/2021. The foreclosure is not initiated yet in the subject loan. xx:xx:xx	Not Applicable	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Updated as per final xxxx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xxx.xxx%   Tape Value: xxx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Updated as per appraisal   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx.xxx%   Tape Value: xxx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Updated as per appraisal   Tape Source: Initial   Tape Type:
Field: Original Stated Rate Loan Value: x.xxxxx% Tape Value: xxx.xxxx% Variance: -xxx.xxxxx% Variance %: -xxx.xxxxx% Comment: Updated as per Note Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Subject approved at 25.75%. Tape shows, the appraised value ($159K) is less than the purchase price ($175K), the lower of the two should have been used to calculate LTV but purchase price was used instead. We need to wait for 6 months for the refi."
																																																																																							* VA Disclosures (Lvl 3) "VA Loan Analysis and VA Loan Guaranty Certificate is missing from the loan file."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
1396201	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$9,579.00	11/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,328.03	2.375%	360	xx	xx	VA	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	xx	xx	25.000%	Not Applicable	Not Applicable	4 Family	xx	xx	Primary	Yes	Yes	Yes	764	Not Applicable	57.441%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the pro-title dated xx/XX/2021 reflects that the subject mortgage was originated on xx/XX/2021 with the lender MERS as nominee for xx in the amount of $xx, which was recorded on xx/XX/2021.
No assignment has been found. The current assignment is with the lender MERS as nominee for xx.
No active liens and judgments have been found against the borrower and the property.
Annual town taxes of 2021 have been paid for the amount of $9,79.00.
No prior years delinquent taxes have been found.	According to a review of the payment history as of xx/XX/2021, the borrower is performing with the loan and the next due date for the regular payment is xx/XX/2021. The last payment was received on xx/XX/2021 total in the amount of PITI $3,605.87 which includes P&I $2,328.03 with the rate of interest of 2.375%, which was applied for the due date of xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.	xx:The latest collection comments are missing from the loan file.
According to a review of the payment history as of xx/XX/2021, the borrower is performing with the loan and the next due date for the regular payment is xx/XX/2021.  The last payment was received on xx/XX/2021 total in the amount of PITI $3,605.87 which includes P&I $2,328.03 with the rate of interest of 2.375%, which was applied for the due date of xx/XX/2021.  The UPB reflected in the latest payment history is in the amount of $xx.
No foreclosure activity has been found.
No pertaining bankruptcy-related details have been found.
Unable to determine the occupancy and the current condition of the subject. The covid review is not done due to the missing collection comments.
As per the final application, the borrower is working at xx 4 as a xx for 240 months. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Updated as final xxxx.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: x.xxxxx%   Tape Value: xxx.xxxx%   Variance: -xxx.xxxxx%   Variance %: -xxx.xxxxx%   Comment: The original note rate is x.xxx%.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Change in Rate/Term Tape Value: Cash Out - Other Variance: Variance %: Comment: As per application purpose of refinance is change in rate/term. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Seller tape reflects loan is uninsurable due to VA seasoning not met."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 57.441%, the Borrower income was $6,845.76 and total expenses are in the amount of $3,932.25 and the loan was underwritten by DU (Locator#xx) and its recommendation is “Approve/Eligible” with a DTI of 57.44%."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
85812131	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,129.22	11/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,660.03	3.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	759	Not Applicable	48.524%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the pro-title dated xx/XX/2021 reflects that the subject mortgage was originated on xx/XX/2021 with the lender MERS as nominee for xx,in the amount of $xx, which was recorded on xx/XX/2021.
No assignment has been found. The current assignment is with the lender MERS as nominee for xx
No active liens and judgments have been found. xx, County and town taxes of 2021 have been paid for the total amount of $8,129.22.
No prior years delinquent taxes have been found.	According to a review of the payment history as of xx/XX/2021, the borrower is current with the loan and the next due date for the regular payment is xx/XX/2021. The last payment was received on xx/XX/2021 total in the amount of P&I $2,827.72 with the rate of interest of 3.625%, which was applied for the due date of xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.	xx:As per the servicing comments, the borrower is current with the loan.
According to a review of the payment history as of xx/XX/2021, the borrower is current with the loan and the next due date for the regular payment is xx/XX/2021.  The last payment was received on xx/XX/2021 total in the amount of P&I $2,827.72 with the rate of interest of 3.625%, which was applied for the due date of xx/XX/2021.  The UPB reflected in the latest payment history is in the amount of $xx.
No modification, forbearance details are available in recent collections comments.
No foreclosure activity has been found.
No pertaining bankruptcy-related details have been found.
No evidence related to occupancy and the current condition of the subject property has been found in the available months of servicing comments. No comment pertaining to the damage on the subject property has been observed.
The loan was originated on xx/XX/2021. Collection comment does not show borrower’s income is impacted by Covid. However, covid-19 attestation is available at “xx”. xx:xx:xx	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| x.xxx% |----| x.xxxxx% Comment: Updated as per final xxxx. Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: x.xxx%   Tape Value: xx.xxx%   Variance: -xx.xxx%   Variance %: -xx.xxxxx%   Comment: Updated as per final xxxx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Original Stated Rate Loan Value: x.xxxxx% Tape Value: xxx.xxxx% Variance: -xxx.xxxxx% Variance %: -xxx.xxxxx% Comment: The note rate is x.xxx%. Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "The subject property is an Investment. The subject loan was approved at the DTI of 48%. The provided Seller’s tape is showing an alert that the subject loan will not qualify without rental income. The PITI alone is $2,504.68 and her gross monthly income is $2,210.00 since her self employment income drastically declined in 2020. A refinance cannot start until borrower files her 2021. Further details are not provided to confirm the same."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
77437829	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$2,031.89	$2,961.10	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$359.80	4.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	678	Not Applicable	40.516%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the pro-title dated xx/XX/2021 reflects that the subject mortgage was originated on xx/XX/2020 with the lender MERS as nominee for xx, in the amount of $xx, which was recorded on xx/XX/2020.
No assignment has been found. The current assignment is with the lender MERS as nominee for xx.
No active liens and judgments have been found. xx taxes of 2021 have been paid on xx/XX/2021 in the amount of $929.21. xx and school taxes of 2021 have been delinquent on xx/XX/2021 and xx/XX/2021 respectively for the total amount of $2,031.89 and they were good through on xx/XX/2021.	According to a review of the payment history tape data as of xx/XX/2021, the borrower is current with the loan and the next due date for the regular payment is xx/XX/2021. The latest payment history is missing from the loan file. Hence, unable to determine the last transaction details. The UPB reflected in the latest payment history is in the amount of $xx.	xx:As per the review of the servicing comments, the borrower is current with the loan.
According to a review of the payment history as of xx/XX/2021, the borrower is current with the loan and the next due date for the regular payment is xx/XX/2021. The latest payment history is missing from the loan file. Hence, unable to determine the last transaction details.  The UPB reflected in the latest payment history is in the amount of $xx.
No foreclosure activity has been found.
No pertaining bankruptcy-related details have been found.
As per the servicing comments, the subject property has been occupied by the owner and the property is in good condition.
As per the final application, the borrower is working at xx as an xx for 36 months.
The loan was originated on xx/XX/2020. Collection comment does not show borrower’s income is impacted by Covid. The covid-19 attestation is available at xx. xx:xx:xx	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| -x.xxx% |----| -x.xxxxx% Comment: Updated as per final xxxx. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: x.xxx%   Tape Value: xx.xxx%   Variance: -xx.xxx%   Variance %: -xx.xxxxx%   Comment: Updated as per final xxxx.   Tape Source: Initial   Tape Type:
																																																																																				Field: Original Stated Rate Loan Value: x.xxxxx% Tape Value: xxx.xxxx% Variance: -xxx.xxxxx% Variance %: -xxx.xxxxx% Comment: The original stated rate is x.xxx%. Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "The provided Seller’s tape is showing an alert that the subject property was rented below market rent at the time of appraisal to a family member of the seller for $750.00 per month. Market rent per the form 216 was $1,050.00 per month. This was a private sale, not on MLS so and it needs to determine if the tenant is renting below market is also acquainted with the borrower. The borrower has no lease agreement with the tenant renting the unit. Since there is no lease agreement, Underwriters are allowed to use market rent. The previous tenant moved out and the borrower has a new tenant paying $1,500/month but there is still no lease agreement. Sent a formal rebuttal to the investor and are waiting for them to review and respond to it."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
61735496	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,594.57	11/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$932.29	3.000%	180	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Investor	Yes	Yes	No	808	Not Applicable	21.364%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the pro-title dated xx/XX/2021 reflects that the subject mortgage was originated on xx/XX/2021 with the lender MERS as nominee for xx, in the amount of $xx, which was recorded on xx/XX/2021.
No assignment has been found. The current assignment is with the lender MERS as nominee for xx
No active liens and judgments have been found.
Annual combined taxes of 2021 have been paid on xx/XX/2021 in the amount of $2,594.57.
No prior years delinquent taxes have been found.	According to a review of the payment history as of xx/XX/2021, the borrower is performing with the loan and the next due date for the regular payment is xx/XX/2021. The last payment was received on xx/XX/2021 total in the amount of PITI $1,169.83 which includes P&I $932.29 with the rate of interest of 3.00%, which was applied for the due date of xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.	xx:The latest collection comments are missing from the loan file.
According to a review of the payment history as of xx/XX/2021, the borrower is performing with the loan and the next due date for the regular payment is xx/XX/2021.  The last payment was received on xx/XX/2021 total in the amount of PITI $1,169.83 which includes P&I $932.29 with the rate of interest of 3.00%, which was applied for the due date of xx/XX/2021.  The UPB reflected in the latest payment history is in the amount of $xx.
No foreclosure activity has been found.
No pertaining bankruptcy-related details have been found.
Unable to determine the occupancy and the current condition of the subject. The covid review is not done due to the missing collection comments.
As per the final application, the borrower is working at xx as a xx I for 184 months. xx:xx:xx	Not Applicable	Affiliated Business Disclosure	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: MI is not required. Tape Source: Initial Tape Type:
Field: Original Stated Rate Loan Value: x.xxxxx% Tape Value: xxx.xxxx% Variance: -xxx.xxxxx% Variance %: -xxx.xxxxx% Comment: The Note reflects the Original Stated Rate as x.xxx% Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The provided Seller’s tape is showing an alert that the subject loan is not saleable. The borrower lives in a foreign country and the loan was manually underwritten and it's an investment property."
																																																																																							* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "A copy of Affiliated Business disclosure is missing from the loan file."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
19235323	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,603.24	11/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,242.87	3.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Secondary	Yes	Yes	No	760	751	43.216%	First	Commitment	Not Applicable	$93,700.00	Unavailable	$494,252.37	Unavailable	2.875%	$1,737.79	04/XX/2021	Unavailable	The review of the pro-title dated xx/XX/2021 reflects that the subject mortgage was originated on xx/XX/2019 with the lender MERS as nominee for ,xx in the amount of $xx, which was recorded on xx/XX/2019.
No assignment has been found.  The current assignment is with the lender MERS as nominee for xx Company, A xx.
No active liens and judgments have been found.
There is a junior mortgage against the subject property in the favor of xx for the amount of $xx which was recorded on xx/XX/2019.
The first and second installment county taxes of 2021 are due on xx/XX/2021 and xx/XX/2022 each in the amount of $1,801.62.
No prior years delinquent taxes have been found.	According to a review of the payment history as of xx/XX/2021, the borrower is current with the loan and the next due date for the regular payment is xx/XX/2021. The last payment was received on xx/XX/2021 total in the amount of PITI $2,183.21 which includes P&I $1,737.79 with the rate of interest of 2.875%, which was applied for the due date of xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.	xx:According to the review of the servicing comments, the borrower is current with the loan.
According to a review of the payment history as of xx/XX/2021, the borrower is current with the loan and the next due date for the regular payment is xx/XX/2021.  The last payment was received on xx/XX/2021 total in the amount of PITI $2,183.21 which includes P&I $1,737.79 with the rate of interest of 2.875%, which was applied for the due date of xx/XX/2021.  The UPB reflected in the latest payment history is in the amount of $xx.
As per the comment dated xx/XX/2020, the borrower's income was impacted by the Covid-19. The borrower approved for 3 months of forbearance plan which was started from xx/XX/2020 to xx/XX/2020.
No foreclosure activity has been found.
No pertaining bankruptcy-related details have been found.
As per the servicing comments, the subject property has been occupied by the owner. No comment pertaining to the damage on the subject property has been observed.
As per the final application, the borrower is working at xx as a xx for 39 months. xx:xx:xx	This is a conventional fixed-rate mortgage with a P&I of $2,242.87 and a rate of interest is 3.750%. As per the comment dated 3/XX/2021, the loan was modified and the first payment date started on 4/XX/2021 and the new maturity date is 3/XX/2061. The new UPB is $xx. The new P&I is $2,183.21 and the rate of interest is 2.875%. However, the modification document is missing from the loan file.	Initial Escrow Acct Disclosure Missing DU/GUS/AUS Missing or error on the Rate Lock	Field: Housing Ratio per U/W (Initial Rate) Loan Value: x.xxx% Tape Value: xx.xxx% |---| -xx.xxx% |----| -xx.xxxxx% Comment: Total subject property PITIA (P&I $ x,xxx.xx + Real Estate Taxes $ xxx.xx + Hazard Insurance $xx.xx + Flood Insurance $x.xx + MI $x.xx + HOA Dues $xx.xx) equals $xxxx.xx. Total verified monthly income equals $xx. Housing Ratio equals x.xxx%. Tape Source: Initial Tape Type:
Field: Original Note Doc Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: -x (Days)   Variance %:    Comment: Original note reflects doc date as xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $xxxx.xx   Tape Value: $xxxx.xx   Variance: $xxx.xx   Variance %: xx.xxxxx%   Comment: Original note reflects stated P&I as $x,xxx.xx.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate Loan Value: x.xxxxx% Tape Value: xxx.xxxx% Variance: -xxx.xxxxx% Variance %: -xxx.xxxxx% Comment: Original note reflects stated rate as x.xxxx%. Tape Source: Initial Tape Type:	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.216%, the Borrower income was $xx and total expenses are in the amount of $9,049.52 and the loan was underwritten by DU/AUS is missing from the loan documents."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure signed by borrower is missing from loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "The provided Seller’s tape is showing an alert that the subject loan was repurchased."
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "AUS/DU is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approve/eligible at 43.216%. Tape shows Freddie Mac repurchase request for income and debt calculation. Unable to rely on docs in file and unable to calc ATR."
																																																																																								* ComplianceEase TILA Test Failed (Lvl 2) "Finance charge disclosed on Final CD as $xx. Calculated Finance Charge $xx for an under disclosed amount of $280.00. Reason for Finance Charge under disclosure is unknown as the Fee Itemization and the Compliance Findings are missing. Subject loan is a purchase, originated on 12/XX/2019 and the SOL is 1 year."		Moderate	Not Covered	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
99156696	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$9,183.76	11/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,213.42	3.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	720	750	49.801%	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the pro-title dated xx/XX/2021, the subject mortgage was originated on xx/XX/2020 with the lender MERS as nominee for xx .
The chain of assignment has been completed. Currently, the mortgage is with MERS as nominee for xx which is recorded on xx/XX/2020.
No active liens and judgments have been found.
1st and 2nd installment county taxes of 2021 have been paid in the amount of $2956.22.
1st and 2nd installment taxes of 2021 have been due in the amount of $9183.76.
No prior year delinquent taxes have been found	According to the payment history as of xx/XX/2021, the borrower is current with the loan and the next due date for payment is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $2,213.42 which was applied for xx/XX/2021. The P&I is in the amount of $2,213.42 and PITI is in the amount of $2,213.42. The UPB reflected as per the payment history is in the amount of $xx.	xx:The present status of the loan is in performing and the next due date for payment is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $2,213.42 which was applied for xx/XX/2021. No evidence of post-closing foreclosure and bankruptcy have been found. The property is owner occupied.
No repairs and damages have been found. No comments have been stating the borrower’s income was impacted by Covid.
The borrower xx has been working at xx as a xx for 2 years 7 months. xx:xx:xx	Not Applicable	Field: Housing Ratio per U/W (Initial Rate) Loan Value: xx.xxx% Tape Value: xx.xxx% |---| x.xxx% |----| x.xxxxx% Comment: Tape shows Housing Ratio is xx.xxx%. However, Final Application document reflects it as xx.xxx%. Tape Source: Initial Tape Type:
Field: Original Note Doc Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -x (Days)   Variance %:    Comment: Note document reflects note date as x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate Loan Value: x.xxxxx% Tape Value: xxx.xxxx% Variance: -xxx.xxxxx% Variance %: -xxx.xxxxx% Comment: Note document reflects interest rate as x.xxx%. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The provided Seller’s tape is showing an alert that the subject loan was repurchased."
* Missing Required Disclosures (Lvl 3) "Your Home Loan Toolkit is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 49.80%. Tape shows income miscalculation. Further details not provided. Unable to rely on documents in file and unable to calculate ATR."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.80%, the borrower's income was $7,112.00 and total expenses are in the amount of $3,541.86 and the loan was underwritten by DU (Locator# xx) and its recommendation is “Approve/Eligible” with a DTI of 49.81%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
26175594	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,649.66	10/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,191.00	2.625%	360	xx	xx	VA	Fixed	Refinance	xx	xx	Streamline Refinance	Not Applicable	xx	xx	25.000%	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2020 with lender MERS as nominee for xx and recorded on xx/XX/2020 for the amount of $xx.
There are no active liens and judgments against the borrower.
Annual county taxes for the year 2021 have been paid for the amount of $8649.66. No prior year tax delinquency has been found.	According to the payment history as of dated xx/XX/2021, the borrower is regular with the payment and the next due date is xx/XX/2021. The last payment was received on xx/XX/2021 for the amount of $3037.09xx. The monthly P&I is in the amount of $2191.00 with an interest rate of 2.625%. The current UPB is reflected in PH for the amount of $xx.	xx:The current status of the loan is performing. According to the payment history as of dated xx/XX/2021, the borrower is regular with the payment and the next due date is xx/XX/2021. The last payment was received on xx/XX/2021 for the amount of $3037.09xx. The monthly P&I is in the amount of $2191.00 with an interest rate of . The current UPB is reflected in PH for the amount of $xx.
No comments have been found regarding the foreclosure and bankruptcy. The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. Also, no comments have been found regarding the income impacted due to covid-19. xx:xx:xx	Not Applicable	Credit Report Initial 1003_Application Initial Escrow Acct Disclosure Right of Rescission	Field: Original Note Doc Date Loan Value: xx/XX/xxxx Tape Value: xx/XX/xxxx |---| -x (Days) |----| Comment: Note document reflects note date as xx/XX/xxxx. Tape Source: Initial Tape Type:
Field: Original Stated Rate Loan Value: x.xxxxx% Tape Value: xxx.xxxx% Variance: -xxx.xxxxx% Variance %: -xxx.xxxxx% Comment: Note document shows stated rate as x.xxx%. Tape Source: Initial Tape Type:	3: Curable	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial Escrow Account disclosure signed by borrower is missing from loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "The provided Seller’s tape is showing an alert that the subject loan was repurchased."
* Missing Initial 1003_Application (Lvl 3)     "Initial Application is missing from the loan documents."
* Right of Rescission missing or unexecuted (Lvl 3)     "Right of Rescission is missing from the loan documents."
																																																																																							* Settlement date is different from note date (Lvl 3) "Final CD reflects closing date as 12/XX/2020. Notary's signature date on the Mortgage/Deed of Trust is 12/XX/2020. Note date is 12/XX/2020."	* Missing credit report (Lvl 2) "Credit report is missing in loan file."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
72280186	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,208.96	10/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$797.18	5.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Manufactured Housing	xx	xx	Secondary	Yes	Yes	No	738	Not Applicable	37.801%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2021 shows that the subject mortgage was originated on xx/XX/2019 and was recorded on xx/XX/2019 in the amount of $xx, with MERS as nominee for xx, recorded with the Instrument#xx.

The chain of assignment has been completed. The last assignment is with MERS as nominee for xx Company.

No active liens and judgments have been found against borrower and property.

Combined taxes of 2021 have been due on xx/XX/2021 in the amount of $1,208.96.	According to the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment was received on xx/XX/2021, the applied date was xx/XX/2021 and the next due date for payment is xx/XX/2021.The P&I is in the amount of $797.18 and PITI is in the amount of $1,140.56. The UPB reflected as per the payment history is in the amount of $xx.	xx:The current status of the loan is performing.
 According to the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment was received on xx/XX/2021, the applied date was xx/XX/2021 and the next due date for payment is xx/XX/2021.The P&I is in the amount of $797.18 and PITI is in the amount of $1,140.56. The UPB reflected as per the payment history is in the amount of $xx.
The subject property has been occupied by the owner. The borrower's intention is to keep the property.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding litigation and contested matter. As per the review of collection comments, the subject property is in good condition. No evidence of damage or repairs has been found.
No evidence has been found regarding COVID-19. xx:xx:xx	Not Applicable	Initial Escrow Acct Disclosure	Field: Housing Ratio per U/W (Initial Rate) Loan Value: x.xxx% Tape Value: xx.xxx% |---| -xx.xxx% |----| -xx.xxxxx% Comment: Housing ratio per U/W is x.xx%. Tape Source: Initial Tape Type:
Field: Original Note Doc Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -x (Days)   Variance %:    Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: x.xxxxx%   Tape Value: xxx.xxxx%   Variance: -xxx.xxxxx%   Variance %: -xxx.xxxxx%   Comment: Original Stated rate is x.xx%.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Manufactured Housing Tape Value: Mobile Home Variance: Variance %: Comment: Subject property type is Manufactured Housing. Tape Source: Initial Tape Type:	3: Curable	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial Escrow account disclosure is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 3)     "Intent to proceed disclosure is missing from the loan documents."
* Settlement date is different from note date (Lvl 3) "Final CD reflects closing date as 7/XX/2019. Notary's signature date on the Mortgage/Deed of Trust is 7/XX/2019. Note date is 7/XX/2019."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 37.801%. Tape shows BWR was not employed at closing. Unable to rely on docs in file and unable to calc ATR."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 5.739%. Exceeds APR threshold of 5.530% Over By +0.209%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
																																																																																								* Property is Manufactured Housing (Lvl 2) "Home is affixed. According to the appraisal report (xx) dated 7/XX/2019, the subject property type is Manufactured Home. The tax search report shows separate tax assessment for land and improvements. Updated title report dated 8/XX/2020 shows that subject property type is Manufactured and VIN # xx. The Title policy is missing from the loan file. Also the Serial Number # xx number is available in the legal description of the subject mortgage. However, Affixation document (locatedxx) shows that home is affixed with permanently to the land and document contains the legal description same as mortgage legal."		Elevated	Not Covered	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
54625301	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,047.47	11/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$826.13	5.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	18.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	34.931%	First	Commitment	Not Applicable	$7,275.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2021 shows that the subject mortgage was originated in the amount of $xx on xx/XX/2019 with the lender MERS as nominee for xx which was recorded on xx/XX/2019.
The chain of the assignment has been completed. The latest assignment is with xx, A xx.
There is a junior mortgage in the favor of xx in the amount of xx which was recorded on xx/XX/2019.
No active judgments or liens have been found.
Taxes of 2021 are due in the amount of $3,047.47.	According to the payment history as of xx/XX/2021, the borrower is current with the loan and the last payment was received on xx/XX/2021 which was applied for xx/XX/2021 and the next due date for the payment is xx/XX/2021. The P&I is in the amount of $826.13 and PITI is in the amount of $1,458.64. The UPB reflected is in the amount of $xx.	xx:As per the review of the servicing comments, currently, the loan is in performing and the borrower is current with the loan and the last payment was received on xx/XX/2021 which was applied for xx/XX/2021 and the next due date for the payment is xx/XX/2021. The P&I is in the amount of $826.13 and PITI is in the amount of $1,458.64. The UPB reflected is in the amount of $xx.
The reason for default is unable to be determined.
No comments have been found regarding foreclosure in the latest servicing comments.
No comments have been found regarding bankruptcy in the latest servicing comments.
The subject property has been occupied by the owner. Recent servicing comments do not reflect any damage pertaining to the subject property. xx:xx:xx	Not Applicable	Initial Escrow Acct Disclosure	Field: Housing Ratio per U/W (Initial Rate) Loan Value: xx.xxx% Tape Value: xx.xxx% |---| -x.xxx% |----| -x.xxxxx% Comment: Total subject property PITIA (P&I $xxx.xx + hazard insurance $xxx.xx. + Property taxes $xxx.xx + MI $xx.xx equals $x,xxx.xx verified monthly income equals $x,xxx.xx housing ratio equals xx.xx%. Tape Source: Initial Tape Type:
Field: Original Stated Rate Loan Value: x.xxxxx% Tape Value: xxx.xxxx% Variance: -xxx.xxxxx% Variance %: -xxx.xxxxx% Comment: Original note reflects original stated rate as x.xxxx%. Tape Source: Initial Tape Type:	3: Curable	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure signed by borrowers is missing from loan documents."
* Loan does not conform to program guidelines (Lvl 3) "The provided Seller’s tape is showing an alert that Housing Finance Agency preferred 30 years duration. Final CD was not signed by the borrower due to which Post-Consummation CD hand signed by the borrower was taken into consideration at the time of closing. An issue was caused in the system outage and final CD was declined."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 6.153%. Exceeds APR threshold of 5.220%. Over By +0.933%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
																																																																																								* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed Higher-Priced Mortgage Loan Test due to APR calculated 6.153%. Exceeds APR threshold of 5.220%. Over By +0.933%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
7011599	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,396.46	11/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$615.12	3.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	745	Not Applicable	20.421%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2020 and which was recorded on xx/XX/2020 in the amount of $xx with xx Company.
The chain of assignment has been completed. Currently, the mortgage is with xx.
No active liens and judgments against the borrower.
No delinquent taxes have been found.	According to the payment history as of xx/XX/2021, the borrower is current with the payments. The last payment was received on xx/XX/2021 which was applied to xx/XX/2021. The next due date for payment is xx/XX/2021. The P&I is in the amount of $615.12 and PITI is in the amount of $1,081.79. The UPB reflected as per the payment history is in the amount of $xx.	xx:The loan is currently is performing. According to the payment history as of xx/XX/2021, the borrower is current with the payments. The last payment was received on xx/XX/2021 which was applied to xx/XX/2021. The next due date for payment is xx/XX/2021. The P&I is in the amount of $615.12 and PITI is in the amount of $1,081.79. The UPB reflected as per the payment history is in the amount of $xx.
The reason for default is unavailable.
No latest servicing comment has been found to determine the current occupancy and condition of the subject property.
As per the 1003 document the borrower is working as ESG xx Well at “xx Services” from 10 years and 6 months. xx:xx:xx	Not Applicable	Initial Escrow Acct Disclosure Missing Dicsloures Missing or error on the Rate Lock	Field: Housing Ratio per U/W (Initial Rate) Loan Value: x.xxx% Tape Value: x.xxx% |---| -x.xxx% |----| -x.xxxxx% Comment: NA Tape Source: Initial Tape Type:
Field: Original Stated Rate Loan Value: x.xxxxx% Tape Value: xxx.xxxx% Variance: -xxx.xxxxx% Variance %: -xxx.xxxxx% Comment: Note document reflects Stated Rate as x.xxxxx%. Tape Source: Initial Tape Type:	3: Curable	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial Escrow Account disclosure signed by borrower is missing from loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject loan is NOO. Tape shows insufficient documentation of monthly rent payment if borrower is responsible for paying it."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Missing Required Disclosures (Lvl 3) "Home loan toolkit is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
68455753	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$689.06	11/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,126.50	5.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	Not Applicable	xx	6.000%	Not Applicable	Mobile Home	xx	xx	Primary	Yes	Yes	No	651	Not Applicable	44.469%	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per pro-title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2019 in the amount of $xx which was recorded on xx/XX/2019 by lender, xx, A xx. Chain of assignment is complete as the mortgage is currently assigned to xx.
There is a junior mortgage active on the property in the amount of $6120.00 which was originated on xx/XX/2019 and recorded on xx/XX/2019. There is a junior mechanics lien against borrower, xx in the amount of $180.00 which was recorded on xx/XX/2021 in the favor of xx.
Property taxes of 2022 are due in installments. The next installment is due on xx/XX/2022 in the amount of $172.23.	Payment history as of xx/XX/2021 shows that loan is performing and next payment is due on xx/XX/2021. The last payment was made on xx/XX/2021 in the amount of $1355.91 which was applied for the due date xx/XX/2021. Current UPB is $xx and interest rate is 5.25%.	xx:According to servicing comments as of xx/XX/2021, the current status of the loan is performing. PH as of xx/XX/2021 shows that borrower is due for xx/XX/2021 payment. The last payment was made on xx/XX/2021. No comment indicating an impact on borrower's income due to Covid 19 has been found. No damages were reported. As per comments, the property is occupied and in good condition. No foreclosure action has been found. xx:xx:xx	Not Applicable	Initial Escrow Acct Disclosure Missing Dicsloures Missing or error on the Rate Lock	Field: Housing Ratio per U/W (Initial Rate) Loan Value: xx.xxx% Tape Value: xx.xxx% |---| x.xxx% |----| x.xxxxx% Comment: Tape Source: Initial Tape Type:
Field: Original Note Doc Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: -x (Days)   Variance %:    Comment: Update as per note.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate Loan Value: x.xxxxx% Tape Value: xxx.xxxx% Variance: -xxx.xxxxx% Variance %: -xxx.xxxxx% Comment: Updated as per note. Tape Source: Initial Tape Type:	3: Curable	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial Escrow Account disclosure signed by borrower is missing from loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape shows, EPD no further details available in the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement is missing from the loan documents."
* Missing Required Disclosures (Lvl 3) "Your Home loan Toolkit is missing from the loan documents."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 5.608% Exceeds APR threshold of 5.190% Over By +0.418%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed Higher-Priced Mortgage Loan Test due to APR calculated 5.608% Exceeds APR threshold of 5.190% Over By +0.418%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* Property is Mobile Home (Lvl 2)     "Home is affixed.
Subject property is manufactured and proof of affixation of the property permanently to the land is available in the loan documents(xx)."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.46%, the Borrower income was $4,556.00 and total expenses are in the amount of $2,026.03 and the loan was underwritten by AUS/DU (Locator# xx) and its recommendation is “Approve/Eligible” with a DTI of 44.46%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
52639608	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$12.56	$1,193.40	11/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$601.94	4.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	707	Not Applicable	48.544%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2019 with lender MERS as nominee for xx and recorded on xx/XX/2019 for the amount of $xx.
There are no active liens and judgment against the borrower.
Annual taxes for the year 2020-21 will be due on xx/XX/2022 for the amount of $1193.40. However, the 2019 personal taxes are delinquent in the amount of $12.56 which was due and good through as xx/XX/2021.	According to the payment history as of dated xx/XX/2021, the borrower is regular with the payment and the next due date is xx/XX/2021. The last payment was received on xx/XX/2021 for the amount of $837.32xx. The monthly P&I is in the amount of $601.94 with an interest rate of 4.500%. The current UPB is reflected in PH for the amount of $xx.	xx:The current status of the loan is performing. According to the payment history as of dated xx/XX/2021, the borrower is regular with the payment and the next due date is xx/XX/2021. The last payment was received on xx/XX/2021 for the amount of $837.32xx. The monthly P&I is in the amount of $601.94 with an interest rate of 4.500%. The current UPB is reflected in PH for the amount of $xx.
No comments have been found regarding the foreclosure and bankruptcy. The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. Also, no comments have been found regarding the income impacted due to covid-19. xx:xx:xx	Not Applicable	Initial Escrow Acct Disclosure Missing or error on the Rate Lock	Field: Borrower #x Middle Name Loan Value: xx Tape Value: xx |---| |----| Comment: The Note dated x/XX/xxxx and signed at closing, reflects the Borrower's middle name as xx. Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Total subject property PITIA (P&I $ xxx.xx+ Real Estate Taxes $ xx.xx + Hazard Insurance $xxx.xx + Flood Insurance $x.xx + MI $x.xx + HOA Dues $xx.xx) equals $xxx.xx. Total verified monthly income equals $x,xxx.xx. Housing Ratio equals xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: $xxxxxx.xx   Tape Value: $xxxxxx.xx   Variance: $-xxxx.xx   Variance %: -x.xxxxx%   Comment: Note signed on x/XX/xxxx reflects original balance as $xx.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: x.xxxxx%   Tape Value: xxx.xxxx%   Variance: -xxx.xxxxx%   Variance %: -xxx.xxxxx%   Comment: Note reflects original stated rate as x.xxxxx%.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Manufactured Housing Tape Value: Mobile Home Variance: Variance %: Comment: The Appraisal dated x/XX/xxxx reflects the subject property as a Manufactured Housing. Mortgage notarized on x/XX/xxxx contains a Manufactured rider. Tape Source: Initial Tape Type:	3: Curable	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure signed by borrower is missing from loan documents."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 48.544%. Tape shows undisclosed auto loan, DTI may push higher. Unable to rely on docs in file and unable to calc ATR."
* Property is Manufactured Housing (Lvl 2)     "The home is affixed.
According to the appraisal report, the subject property is Manufactured Home. Final title policy is missing to check ALTA 7 endorsement. Affidavit of affixation is missing from loan file. However, Serial#xx is available in the legal description of recorded mortgage."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.544%, the Borrower income was $3,460.00 and total expenses are in the amount of $1,679.62 and the loan was underwritten by DU (Locator# xx) and its recommendation is “Approve/Eligible” with a DTI of 48.544%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
58854438	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,360.85	11/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$326.69	5.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Commercial Prop	xx	xx	Investor	Yes	Yes	Yes	731	689	45.040%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2020 and was recorded on xx/XX/2020, in the amount of $xx, with MERS as nominee for xx with Book/Page#xx.

The chain of assignment has been completed; currently, the assignment is with MERS as nominee for xx.

No active judgments or liens have been found against the borrower.
Annual combined taxes of 2020 have been paid on xx/XX/2021 in the amount of $1,360.85.	According to the payment history as of xx/XX/2021, the current status of the loan is performing. The last payment was received on xx/XX/2021 which was applied for the due date of xx/XX/2021 and the next due date for payment is xx/XX/2021. The P&I is in the amount of $326.69 and PITI is in the amount of $326.69. The UPB reflected as per the payment history is in the amount of $xx.	xx:The current status of the loan is performing.
According to the payment history as of xx/XX/2021, the current status of the loan is performing. The last payment was received on xx/XX/2021 which was applied for the due date of xx/XX/2021 and the next due date for payment is xx/XX/2021. The P&I is in the amount of $326.69 and PITI is in the amount of $326.69. The UPB reflected as per the payment history is in the amount of $xx.
As per the comments dated xx/XX/2020, the reason for default is a curtailment of income.
No evidence has been found regarding damage or repairs in the latest servicing comments.
As per the 1003, the borrower is working at the xx as an xx for 2.3 years. xx:xx:xx	Not Applicable	Missing Dicsloures	Field: Original Note Doc Date Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx |---| -x (Days) |----| Comment: Note document reflects date as x/XX/xxxx. Tape Source: Initial Tape Type:
																																																																																				Field: Original Stated Rate Loan Value: x.xxxxx% Tape Value: xxx.xxxx% Variance: -xxx.xxxxx% Variance %: -xxx.xxxxx% Comment: The Note dated x/XX/xxxx reflects Original Stated Rate as x.xxxxx%. Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Commercial Prop (Lvl 4) "Per tape subject is a condotel. Elevated for client review because not a standard NOO property."	* Missing Required Disclosures (Lvl 3) "Your Home Loan Toolkit is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
12753092	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,405.08	11/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$331.57	3.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Commercial Prop	xx	xx	Secondary	Yes	Yes	Yes	777	709	45.196%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2020 and was recorded on xx/XX/2020, in the amount of $xx, with MERS as nominee for xx , with Book/Page#xx.
The chain of assignment has been completed; currently, the assignment is with MERS as nominee for xx.

No active judgments or liens have been found against the borrower.
Annual combined taxes of 2021 are due on xx/XX/2022 in the amount of $1,405.08.	According to the payment history as of xx/XX/2021, the current status of the loan is performing. The last payment was received on xx/XX/2021 which was applied for the due date of xx/XX/2021 and the next due date for payment is xx/XX/2021. The P&I is in the amount of $331.57 and PITI is in the amount of $524.94. The UPB reflected as per the payment history is in the amount of $xx.	xx:The current status of the loan is performing.
According to the payment history as of xx/XX/2021, the last payment was received on xx/XX/2021 which was applied for the due date of xx/XX/2021 and the next due date for payment is xx/XX/2021. The P&I is in the amount of $331.57 and PITI is in the amount of $524.94. The UPB reflected as per the payment history is in the amount of $xx.
The reason for default is unable to be determined from the latest servicing comments.
No comment has been found stating that borrower’s income is impacted due to Covid-19.
No evidence has been found regarding damage or repairs in the latest servicing comments.
As per the 1003, the borrower is working at xx as an xx from 8.3 years. xx:xx:xx	Not Applicable	Initial Escrow Acct Disclosure Missing or error on the Rate Lock	Field: Housing Ratio per U/W (Initial Rate) Loan Value: xx.xxx% Tape Value: xx.xxx% |---| -xx.xxx% |----| -xx.xxxxx% Comment: As per Final xxxx application post-close housing ratio as xx.xxx%. Tape Source: Initial Tape Type:
Field: Original Note Doc Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -x (Days)   Variance %:    Comment: Note reflects original note doc date as xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate Loan Value: x.xxxxx% Tape Value: xxx.xxxx% Variance: -xxx.xxxxx% Variance %: -xxx.xxxxx% Comment: Note reflects original rate as x.xxxx%. Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Commercial Prop (Lvl 4) "Per tape subject is a condotel. Elevated for client review because not a standard second home type of property. Subject is a unit in a hotel with commercial amenities."	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges than in total cannot increase more than 10% test. LE dated 6/XX/2020 reflects the sum of Section C and Recording fees at $40.00. Final CD dated 7/XX/2020 reflects the sum of Section C and recording fee at $49.05 this is an increase of $5.05 for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial Escrow Account Disclosure is missing from Loan Document."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Missing Required Disclosures (Lvl 3) "Your Home loan Toolkit is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.196%, the Borrower income was $8,118.00 and total expenses are in the amount of $4,744.68 and the loan was underwritten by LP (xx) and its recommendation is “Accept” with a DTI of 45.00%."		Moderate	Not Covered	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
3859339	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,891.19	11/XX/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$815.41	4.500%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	660	Not Applicable	48.836%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2015 and was recorded on xx/XX/2015, in the amount of $xx with MERS as nominee for xx.

The chain of assignment has been completed.

No active judgments or liens have been found.

Annual county taxes of 2021 have been paid in the amount of $2,891.19 on xx/XX/2021.

No prior year delinquent taxes have been found.	According to payment history as of xx/XX/2021, the borrower is currently delinquent for 1 month and the next due date for payment is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $1,111.51 which was applied for due date xx/XX/2021. The current P&I is in the amount of $815.41 and current PITI is in the amount of $1,111.51 with an interest rate of 4.500%. The current UPB reflected as per the payment history is in the amount of $xx.	xx:According to servicing comments, the loan is in Bankruptcy.

According to payment history as of xx/XX/2021, the borrower is currently delinquent for 1 month and the next due date for payment is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $1,111.51 which was applied for due date xx/XX/2021. The current P&I is in the amount of $815.41 and current PITI is in the amount of $1,111.51 with an interest rate of 4.500%. The current UPB reflected as per the payment history is in the amount of $xx.

According to the PACER, the borrower xx had filed bankruptcy under chapter- 13 with the case# xx on xx/XX/2017. The POC was filed by xx Company on xx/XX/2017, with the claim amount of $xx and the arrearage amount is $9,121.54. The chapter 13 plan was confirmed on xx/XX/2017. The schedule D of voluntary petition shows that the amount of claim without deducting the value of the collateral is $xx and the value of the collateral is $xx. Therefore, the unsecured portion is $0.00. There is no comment indicating a cram down.

As per comment dated xx/XX/2021, the subject property is owner occupied and it is in good condition.

No comment pertaining to the damage on the subject property has been observed.

The loan hasn’t modified since origination.

As per servicing comment unable to determine the reason for default.

No foreclosure activity has been found. xx:xx:According to the PACER, the borrower xx had filed bankruptcy under chapter- 13 with the case# xx on xx/XX/2017. The POC was filed by xx Company on xx/XX/2017, with the claim amount of $xx and the arrearage amount is $9,121.54. The chapter 13 plan was confirmed on xx/XX/2017. The schedule D of voluntary petition shows that the amount of claim without deducting the value of the collateral is $xx and the value of the collateral is $xx. Therefore, the unsecured portion is $0.00. There is no comment indicating a cram down.	Not Applicable	Initial Escrow Acct Disclosure Missing Dicsloures	Field: Borrower #x Middle Name Loan Value: xx Tape Value:xx |---| |----| Comment: Borrower middle name is xx. Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Housing ratio per U/W is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate Loan Value: x.xxxxx% Tape Value: xxx.xxxx% Variance: -xxx.xxxxx% Variance %: -xxx.xxxxx% Comment: Original stated rate is x.xxx%. Tape Source: Initial Tape Type:	3: Curable	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Missing Signed Initial Escrow Account Disclosure from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape shows LHFI - Uninsurable, u/w error. Uninsurable. Per FHAC, case is ZFHA invalid, U/W to say if DU figures accurate."
* Missing Required Disclosures (Lvl 3) "Home Loan Toolkit disclosure is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 49%. Tape shows underwrite error and DU may be invalid. Further details not provided. Unable to rely on docs in file and unable to calc ATR."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "Loan failed Qualified Mortgage FHA Safe Harbor threshold test due to APR calculated 5.649% Exceeds APR threshold of 5.240% Over By +0.409%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed.

Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 5.649% Exceeds APR threshold of 5.590% Over By +0.059%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed.

This loan failed the tax service fee test.
The loan charges a tax service fee. Mortgagors may not pay a tax service fee on mortgages endorsed for FHA-insurance."
* Higher Price Mortgage Loan (Lvl 2)     "Loan failed Higher-Priced Mortgage Loan Test due to APR calculated 5.649% Exceeds APR threshold of 5.590% Over By +0.059%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.83%, the Borrower income was $3,233.00 and total expenses are in the amount of $1,578.88 and the loan was underwritten by AUS/DU (Locator#xx) and its recommendation is “Accept” with a DTI of 49.00%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
26462291	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,501.55	11/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,116.77	3.375%	360	xx	xx	VA	Fixed	Refinance	xx	xx	Streamline Refinance	Yes	xx	xx	25.000%	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/XX/2021, the subject mortgage is unavailable which was originated on xx/XX/2020 in the amount of $xx with xx Company.
The detail regarding the chain of assignment is unavailable.
No active liens and judgments against the borrower.
Utility charges are delinquent in the amount of $10.11 which is good through by xx/XX/2021.	According to the payment history as of xx/XX/2021, the borrower is current with the payments. The last payment was received on xx/XX/2021 which was applied to xx/XX/2021. The next due date for payment is xx/XX/2021. The P&I is in the amount of $1,116.77 and PITI is in the amount of $1,491.44. The UPB reflected as per the payment history is in the amount of $xx.	xx:The loan is currently is performing. According to the payment history as of xx/XX/2021, the borrower is current with the payments. The last payment was received on xx/XX/2021 which was applied to xx/XX/2021. The next due date for payment is xx/XX/2021. The P&I is in the amount of $1,116.77 and PITI is in the amount of $1,491.44. The UPB reflected as per the payment history is in the amount of $xx.
The reason for default is unavailable.
No latest servicing comment has been found to determine the current occupancy and condition of the subject property.
No evidence has been found regarding the borrower’s current employer details. xx:xx:xx	Not Applicable	Credit Report Initial Escrow Acct Disclosure Right of Rescission	Field: Original Stated Rate Loan Value: x.xxxxx% Tape Value: xxx.xxxx% |---| -xxx.xxxxx% |----| -xxx.xxxxx% Comment: Note reflects original stated rate as x.xxxxx%. Tape Source: Initial Tape Type:	3: Curable	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure signed by borrower is missing from loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "The provided Seller’s tape is showing an alert that the subject loan was repurchased."
																																																																																							* Right of Rescission missing or unexecuted (Lvl 3) "Right of rescission is missing from the loan documents."	* Missing credit report (Lvl 2) "Credit report is missing in loan file."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
75086824	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,605.06	11/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,160.73	3.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	PUD	xx	xx	Primary	Yes	No	No	758	746	41.118%	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2021 shows that the subject mortgage was originated in the amount of $xx on xx/XX/2020 with the lender MERS as nominee for xx which was recorded on xx/XX/2020.
The chain of the assignment has been completed. The latest assignment is with xx Company.
There is a junior mortgage in the favor of MERS as nominee for xx  in the amount of $xx which was recorded on xx/XX/2020 with book/page# xx.
There is a junior mortgage in the favor of MERS as nominee for xx in the amount of $xx which was recorded on xx/XX/2020 with book/page# xx.
No active judgments or liens have been found.
Taxes of 2021-2022 are due in the amount of $6,605.06.	According to the payment history as of xx/XX/2021, the borrower is current with the loan and the last payment was received on xx/XX/2021 which was applied for xx/XX/2021 and the next due date for the payment is xx/XX/2021. The P&I is in the amount of $2,160.73 and PITI is in the amount of $3,008.28. The UPB reflected is in the amount of $xx.	xx:As per the review of the servicing comments, currently, the loan is in performing and the borrower is current with the loan and the last payment was received on xx/XX/2021 which was applied for xx/XX/2021 and the next due date for the payment is xx/XX/2021. The P&I is in the amount of $2,160.73 and PITI is in the amount of $3,008.28. The UPB reflected is in the amount of $xx.
The reason for default is unable to be determined.
No comments have been found regarding foreclosure in the latest servicing comments.
No comments have been found regarding bankruptcy in the latest servicing comments.
The subject property has been occupied by the owner. Recent servicing comments do not reflect any damage pertaining to the subject property. xx:xx:xx	Not Applicable	Field: Housing Ratio per U/W (Initial Rate) Loan Value: xx.xxx% Tape Value: xx.xxx% |---| x.xxx% |----| x.xxxxx% Comment: As per Tape data, Post Close Housing Ratio is xx.xxx%. However Final Application documents reflects as xx.xxx%. Tape Source: Initial Tape Type:
Field: Original Note Doc Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: -x (Days)   Variance %:    Comment: Original note date is xx/XX/xxxx.   Tape Source: Initial   Tape Type:
																																																																																				Field: Original Stated Rate Loan Value: x.xxxxx% Tape Value: xxx.xxxx% Variance: -xxx.xxxxx% Variance %: -xxx.xxxxx% Comment: Original stated rate is x.xxxxx. Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "The provided Seller’s tape is showing an alert that the source of down payment is coming from an ineligible source & its violating the terms of first mortgage."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
73044438	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$12,838.21	11/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,068.09	3.000%	360	xx	xx	VA	Fixed	Refinance	xx	xx	Streamline Refinance	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the pro-title dated xx/XX/2021 reflects that the subject mortgage was originated on xx/XX/2020 with the lender MERS as nominee for xx Company in the amount of $xx, which was recorded on xx/XX/2020.
No assignment has been found. The current assignment is with the lender MERS as nominee for xx.
No active liens and judgments have been found.
The first installments combined taxes of 2020 have been paid and the second installment taxes are due on xx/XX/2022 each in the amount of $xx and $xx respectively.
No prior years delinquent taxes have been found.	According to a review of the payment history as of xx/XX/2021, the borrower is performing with the loan and the next due date for the regular payment is xx/XX/2021. The last payment was received on xx/XX/2021 total in the amount of PITI $4,704.85 which includes P&I $2,068.09 with the rate of interest of 3.00%, which was applied for the due date of xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.	xx:According to the review of the servicing comments, the borrower is performing with the loan.
According to a review of the payment history as of xx/XX/2021, the borrower is performing with the loan and the next due date for the regular payment is xx/XX/2021.  The last payment was received on xx/XX/2021 total in the amount of PITI $4,704.85 which includes P&I $2,068.09 with the rate of interest of 3.00%, which was applied for the due date of xx/XX/2021.  The UPB reflected in the latest payment history is in the amount of $xx.
No modification, forbearance details are available in recent collections comments.
No foreclosure activity has been found.
No pertaining bankruptcy-related details have been found.
No evidence related to occupancy and the current condition of the subject property has been found in the available months of servicing comments. No comment pertaining to the damage on the subject property has been observed. xx:xx:xx	Not Applicable	Credit Report Initial Escrow Acct Disclosure Missing or error on the Rate Lock Right of Rescission	Field: Original Note Doc Date Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx |---| -x (Days) |----| Comment: The Note reflects the Original Note document date as xx/XX/xxxx. Tape Source: Initial Tape Type:
Field: Original Stated Rate Loan Value: x.xxxxx% Tape Value: xxx.xxxx% Variance: -xxx.xxxxx% Variance %: -xxx.xxxxx% Comment: The Note reflects the Original Stated Rate as x.xxx%. Tape Source: Initial Tape Type:	3: Curable	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure signed by borrower is missing from loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "The provided Seller’s tape is showing an alert that the subject loan was repurchased."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Right of Rescission missing or unexecuted (Lvl 3) "Right of rescission is missing from the loan documents."	* Missing credit report (Lvl 2) "Credit report is missing in loan file."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
68713952	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,407.92	11/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$437.68	3.375%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Commercial Prop	xx	xx	Secondary	Yes	Yes	No	779	765	28.987%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the pro-title dated xx/XX/2021, the subject mortgage was originated on xx/XX/2020 with the lender MERS as nominee for xx Company.
The chain of assignment has been completed. Currently, the mortgage is with MERS as nominee for xx Company which is recorded on xx/XX/2020.
No active liens and judgments have been found.
Annual county taxes of 2021 have been paid in the amount of $1407.92.
No prior year delinquent taxes have been found.	According to the payment history as of xx/XX/2021, the borrower is current with the loan and the next due date for payment is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $621.37 which was applied for xx/XX/2021. The P&I is in the amount of $437.68 and PITI is in the amount of $621.37. The UPB reflected as per the payment history is in the amount of $xx.	xx:The present status of the loan is in performing and the next due date for payment is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $621.37 which was applied for xx/XX/2021. No evidence of post-closing foreclosure and bankruptcy have been found. The property is owner occupied.
No repairs and damages have been found. No comments have been stating the borrower’s income was impacted by Covid.
The borrower xx has been working at xx as a xx for 0.75 months. xx:xx:xx	Not Applicable	Initial Escrow Acct Disclosure Missing or error on the Rate Lock	Field: Original Stated Rate Loan Value: x.xxxxx% Tape Value: xxx.xxxx% |---| -xxx.xxxxx% |----| -xxx.xxxxx% Comment: Note reflects original rate as x.xxxx%. Tape Source: Initial Tape Type:
Field: Subject Property Type Loan Value: Commercial Prop Tape Value: PUD Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Commercial Prop (Lvl 4) "Per tape subject is a condotel. Elevated for client review because not a standard second home type of property. Subject is a unit in a hotel with commercial amenities."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial closing disclosure is missing from loan document."
* Intent to Proceed Missing  (Lvl 3)     "Intent to proceed is missing from loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."			Minimal	Not Covered	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
87592699	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$6,504.35	$6,439.95	11/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,912.36	4.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	4 Family	xx	xx	Investor	Yes	Yes	No	780	Not Applicable	36.122%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2019 with the lender MERS as nominee for xx which was recorded on xx/XX/2019.
The chain of assignment has been completed. Currently, the mortgage is MERS as nominee for xx.
No active liens and judgments have been found.
The combined annual taxes of 2021 have been past due under 30 days in the amount of $6,504.35 with good through date of xx/XX/2021.	As per the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment was received on xx/XX/2021 in the amount of $3,912.36 for the due date of xx/XX/2021. The next due date is xx/XX/2021. The current unpaid principal balance is $xx.	xx:The loan is currently performing. As per the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment was received on xx/XX/2021 in the amount of $3,912.36 for the due date of xx/XX/2021. The next due date is xx/XX/2021. The current unpaid principal balance is $xx.
The loan has not been modified once since origination.
At the time of origination, the borrower was self-employed xx in xx from last 24 years.
The occupancy of the subject property is unable to be determined. The comments do not provide any information regarding the damages and repairs to the subject property. xx:xx:xx	Not Applicable	Initial Escrow Acct Disclosure	Field: Housing Ratio per U/W (Initial Rate) Loan Value: xx.xxx% Tape Value: xx.xxx% |---| -x.xxx% |----| -x.xxxxx% Comment: Tape Source: Initial Tape Type:
Field: Original Stated Rate Loan Value: x.xxxxx% Tape Value: xxx.xxxx% Variance: -xxx.xxxxx% Variance %: -xxx.xxxxx% Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Property Marketability Issues (Lvl 4) "Tape and review of appraisal raise overall concerns in the property. There is a question as to whether the 4 units are separate units with separate entrances. There is a mention of lockable doors but appraisal does not show separate entrances for each unit. There does not appear to be 5 units as the tape shows. Elevated for client review based on size of loan ($722K), occupancy status (NOO) and appraisal pictures and layout."	* DSCR is less than 1.00 (Lvl 3) "As per net operating income is $xx and annual payments (Debt Service) is $1,967.00 and there debt service cover ratio (DSCR) is 0.15 which is less than 1."
																																																																																							* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial Escrow account disclosure is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
62941941	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,176.71	11/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,287.27	3.875%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Investor	Yes	Yes	No	766	Not Applicable	45.529%	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2021 with the lender MERS as nominee for xx, which was recorded on xx/XX/2021.
The chain of assignment has been completed. Currently, the mortgage is MERS as nominee for xx.
No active liens and judgments have been found.
The annual county taxes of 2021 have been paid in the amount of $3,176.71.	As per the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment was received on xx/XX/2021 in the amount of $1,287.27 for the due date of xx/XX/2021. The next due date is xx/XX/2021. The current unpaid principal balance is $xx.	xx:The loan is currently performing. As per the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment was received on xx/XX/2021 in the amount of $1,287.27 for the due date of xx/XX/2021. The next due date is xx/XX/2021. The current unpaid principal balance is $xx.
The loan has not been modified once since origination.
At the time of origination, the borrower was owner of R and R xx from last 12 years.
The occupancy of the subject property is unable to be determined. The comments do not provide any information regarding the damages and repairs to the subject property. xx:xx:xx	Not Applicable	Initial Escrow Acct Disclosure	Field: Borrower First Name Loan Value: xx Tape Value: xx |---| |----| Comment: The Note dated x/XX/xxxx and signed at closing, reflects the Borrower's First Name as xx. Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -x (Days)   Variance %:    Comment: Note document reflects note date as x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate Loan Value: x.xxxxx% Tape Value: xxx.xxxx% Variance: -xxx.xxxxx% Variance %: -xxx.xxxxx% Comment: Note document reflects interest rate as x.xxxx%. Tape Source: Initial Tape Type:	3: Curable	* DSCR is less than 1.00 (Lvl 3) "As per net operating income is $xx and annual payments (Debt Service) is $3,414.00 and the debt service cover ratio (DSCR) is 0.39 which is less than 1."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure is not signed by borrower."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Subject property is NOO. Seller tape shows repurchase from AmeriHome due to Ineligible Borrower status being DACA C33. This is an overlay for AmeriHome. The loan was underwritten as FHLMC. DACA recipients are ineligible for FHLMC."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
32271162	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$914.24	11/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$606.45	3.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	708	Not Applicable	27.952%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2020 and was recorded on xx/XX/2020, in the amount of $xx with MERS as nominee for xx.

The chain of assignment has been completed.

There is one junior mortgage active in the favor of xx., an xx in the amount of $xx, originated on xx/XX/2020 and recorded on xx/XX/2020.

1st county taxes of 2021-200 have been paid in the amount of $457.12 on xx/XX/2021.

2nd county taxes of 2021-200 have been due in the amount of $457.12.

No prior year delinquent taxes have been found.	According to payment history as of xx/XX/2021, the borrower is current with the loan and the next due date for payment is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $819.87 which was applied for due date xx/XX/2021. The current P&I is in the amount of $606.45 and current PITI is in the amount of $819.87 with an interest rate of 3.750%. The current UPB reflected as per the payment history is in the amount of $xx.	xx:According to servicing comments, the current status of the loan is performing.

According to payment history as of xx/XX/2021, the borrower is current with the loan and the next due date for payment is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $819.87 which was applied for due date xx/XX/2021. The current P&I is in the amount of $606.45 and current PITI is in the amount of $819.87 with an interest rate of 3.750%. The current UPB reflected as per the payment history is in the amount of $xx.

The latest property inspection report is not available in the loan file to determine current property condition.

As per servicing comment unable to determine the reason for default.

No comment pertaining to the damage on the subject property has been observed.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found.

Covid-19 attestation is available in the loan file located at xx. xx:xx:xx	Not Applicable	Affiliated Business Disclosure Missing Dicsloures	Field: Housing Ratio per U/W (Initial Rate) Loan Value: xx.xxx% Tape Value: xx.xxx% |---| -x.xxx% |----| -x.xxxxx% Comment: Updated as per final xxxx. Tape Source: Initial Tape Type:
Field: Original Note Doc Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: -x (Days)   Variance %:    Comment: Updated as per Note.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate Loan Value: x.xxxxx% Tape Value: xxx.xxxx% Variance: -xxx.xxxxx% Variance %: -xxx.xxxxx% Comment: Updated as per Note. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "This loan has failed Charges That Cannot Increase Test, because Initial LE dated 10/XX/2020 shows Appraisal Fee at $585.00, however Final CD dated 12/XX/2020 shows Appraisal Fee at $775.00. This is a fee increase of $190.00 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape shows defect as "Loan closed with rate of 3.75% and should have been 4.50%. A program change (income >80% AMI) required the rate change to 4.50%""
* Missing Required Disclosures (Lvl 3)     "Home tool kit and disclosure tracking missing in loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "Affiliated business disclosure missing in loan file."	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan has failed Reimbursement Amount Validation Test and Consummation or Reimbursement Date Validation Test."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule as the loan is failed for QM safe Harbor threshold test as APR (4.474%) is exceeded APOR (5.330%) by 0.144%. The APR threshold is 4.330% and the subject loan is escrowed one.

Qualified Mortgage Safe Harbor Threshold: FAIL     Charged: 4.474%    Allowed: 4.330%    Over by: +0.144%"
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL      Charged: 4.474%      Allowed: 4.330%     Over by: +0.144%"
																																																																																								* Settlement date is different from note date (Lvl 2) "Final CD reflects closing date as xx. Notary's signature date on the Mortgage/Deed of Trust isxx/2020. Note date is xx/2020."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
14688333	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,275.28	11/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$902.50	2.375%	360	xx	xx	VA	Fixed	Refinance	xx	xx	Streamline Refinance	Yes	xx	xx	25.000%	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Not Applicable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title dated xx/XX/2021, the subject mortgage was originated on xx/XX/2020 in the amount of $xx which was recorded on xx/XX/2020 by lender, xx. No assignment of mortgage has been found.
No active judgments or liens have been found. 2021 property taxes are paid in installments. The last installment was paid on xx/XX/2021.	Payment history as of xx/XX/2021 shows that loan is performing and net payment is due on xx/XX/2021. The last payment was made on xx/XX/2021 in the amount of $1309.53 for the due date xx/XX/2021. The current UPB is xx and interest rate is 2.375%.	xx:According to servicing comments as of xx/XX/2021, the current status of the loan is performing. PH as of xx/XX/2021 shows that borrower is due for xx/XX/2021 payment. The last payment was made on xx/XX/2021. No comment indicating any impact on borrower's income due to Covid 19 has been found. No damages were reported. As per comments, the property is occupied. No foreclosure action has been found. xx:xx:xx	Not Applicable	Credit Report Initial Escrow Acct Disclosure Missing or error on the Rate Lock Right of Rescission	Field: Original Note Doc Date Loan Value: xx/XX/xxxx Tape Value: xx/XX/xxxx |---| -x (Days) |----| Comment: The Note reflects the Original Note Doc Date as xx/XX/xxxx. Tape Source: Initial Tape Type:
Field: Original Stated Rate Loan Value: x.xxxxx% Tape Value: xxx.xxxx% Variance: -xxx.xxxxx% Variance %: -xxx.xxxxx% Comment: Note document reflects Stated Rate as x.xxxxx%. Tape Source: Initial Tape Type:	3: Curable	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure signed by borrower is missing from loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "The provided Seller’s tape is showing an alert that the subject loan was repurchased."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Right of Rescission missing or unexecuted (Lvl 3) "Right of rescission is missing from the loan documents."	* Missing credit report (Lvl 2) "Credit Report is missing from loan file."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
92699861	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,254.30	11/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$349.87	3.375%	240	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mobile Home	xx	xx	Secondary	Yes	Yes	No	812	Not Applicable	48.491%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the pro-title dated xx/XX/2021, the subject mortgage was originated on xx/XX/2020 with the lender MERS as nominee for xx Company.
The chain of assignment has been completed. Currently, the mortgage is with MERS as nominee for xx Company which is recorded on xx/XX/2020.
No active liens and judgments have been found.
Annual county taxes of 2021 have been paid in the amount of $1254.30.
No prior year delinquent taxes have been found	According to the payment history as of xx/XX/2021, the borrower is current with the loan and the next due date for payment is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $564.35 which was applied for xx/XX/2021. The P&I is in the amount of $349.87 and PITI is in the amount of $564.35. The UPB reflected as per the payment history is in the amount of $xx.	xx:The present status of the loan is in performing and the next due date for payment is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $564.35 which was applied for xx/XX/2021. No evidence of post-closing foreclosure and bankruptcy have been found. The property is owner occupied.
No repairs and damages have been found. No comments have been stating the borrower’s income was impacted by Covid.
The borrower xx has been working at xx as a xx for 34 years 4 months. xx:xx:xx	Not Applicable	Initial Escrow Acct Disclosure Missing or error on the Rate Lock Origination Appraisal	Field: Housing Ratio per U/W (Initial Rate) Loan Value: x.xxx% Tape Value: xx.xxx% |---| -xx.xxx% |----| -xx.xxxxx% Comment: Total subject property PITIA (P&I $ xxx.xx + Real Estate Taxes $xxx.xx + Hazard Insurance $xx.xx + Flood Insurancex $ + MI $x + HOA Dues $xx) equals $xxx.x. Total verified monthly income equals $x,xxx.xx. Housing Ratio equals x.xx%. Tape Source: Initial Tape Type:
Field: Original Stated Rate Loan Value: x.xxxxx% Tape Value: xxx.xxxx% Variance: -xxx.xxxxx% Variance %: -xxx.xxxxx% Comment: Original stated rate reflects x.xxxxx%. Tape Source: Initial Tape Type:	3: Curable	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial Escrow Account disclosure signed by borrower is missing from loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape reflects following issue, "Appraisal issue. The subject mortgage was completed as a cash-out refinance transaction on an exterior-only appraisal. However, an exterior -only appraisal is not permitted."
* Missing Appraisal (Lvl 3)     "1. Subject requires Full Appraisal Report. xx
2. Seller tape shows the property is Mobile Home. Available Exterior-Only appraisal is showing property is SFR-PUD.
3. As per 1008 Form 1004C is required and file contained only Fannie Mae Form 2055."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Property is Mobile Home (Lvl 2) "Home is affixed. An Appraisal Report at the origination is missing from the loan file. The tape shows the type of subject property as a mobile home. The Manufacture Housing Unit Rider located at “xx”, states that the property is affixed to the permanently foundation. The VIN# is xx." The final title policy is missing from the loan file. Also, the VIN# is not available in the legal description of the recorded mortgage."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.491%, the Borrower income was $3,883.00 and total expenses are in the amount of $1,882.90 and the loan was underwritten by DU (Locator# xx) and its recommendation is “Approve/Eligible” with a DTI of 48.49%."		Minimal	Not Covered	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
74096158	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$983.08	11/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,189.18	2.500%	360	xx	xx	VA	Fixed	Refinance	xx	xx	Streamline Refinance	Yes	xx	xx	25.000%	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Not Applicable	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2020 with the lender MERS as nominee for xx which was recorded on xx/XX/2020.
The chain of assignment has been completed. Currently, the mortgage is MERS as nominee for xx Company.
No active liens and judgments have been found.
The annual county taxes of 2021 have been paid in the amount of $983.08.	As per the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment was received on xx/XX/2021 in the amount of $1,189.18 for the due date of xx/XX/2021. The next due date is xx/XX/2022. The current unpaid principal balance is $xx.	xx:The loan is currently performing. As per the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment was received on xx/XX/2021 in the amount of $1,189.18 for the due date of xx/XX/2021. The next due date is xx/XX/2022. The current unpaid principal balance is $xx.
The loan has not been modified once since origination.
The occupancy of the subject property is unable to be determined. The comments do not provide any information regarding the damages and repairs to the subject property. xx:xx:xx	Not Applicable	Credit Report Initial Escrow Acct Disclosure Right of Rescission	Field: Original Appraised Value Loan Value: $xxxxxx.xx Tape Value: $xxxxxx.xx |---| $xxxxx.xx |----| x.xxxxx% Comment: Appraisal missing, amount updated as per Note. Tape Source: Initial Tape Type:
Field: Original Note Doc Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: -x (Days)   Variance %:    Comment: Updated as per Note.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate Loan Value: x.xxxxx% Tape Value: xxx.xxxx% Variance: -xxx.xxxxx% Variance %: -xxx.xxxxx% Comment: Updated as per Note. Tape Source: Initial Tape Type:	3: Curable	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure or Signed escrow waiver is missing from the loan file."
* Intent to Proceed Missing  (Lvl 3)     "Intent to proceed is missing from the loan file."
* Loan does not conform to program guidelines (Lvl 3)     "The provided Seller’s tape is showing an alert that the subject loan was repurchased."
* Right of Rescission missing or unexecuted (Lvl 3)     "Right of Rescission signed by borrower is missing from the loan file."
																																																																																							* VA Disclosures (Lvl 3) "VA Loan Analysis is missing from the loan file."	* Missing credit report (Lvl 2) "Credit Report is missing from loan file."	* Settlement date is different from note date (Lvl 1) "Final CD reflects closing date as 11/XX/2020. Notary signature date on the Mortgage/Deed of Trust is 11/XX/2020. Note date is 11/XX/2020."	Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
54169244	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,433.04	11/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$805.13	3.250%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	809	Not Applicable	45.855%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx/XX/2021 shows that the subject mortgage was originated on xx/XX/2021 and recorded on xx/XX/2021 for the amount $xx held by xx.

The chain of assignments is complete.

There are two prior civil judgments available in the updated report in the total amount of $xx held by different plaintiffs and recorded on different dates. The amount of judgment is greater than the loan amount. However, both judgments are against “xx” who is not a subject borrower/mortgagor. So, the judgments are not considered.

Annual county taxes of 2021/2022 are due in the total amount of $4,433.04.

No delinquent taxes have been found for the prior year.	Review of payment history as of xx/XX/2021 shows that the borrower is current with the loan. The next due date is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $805.13 with interest rate 3.250 % which was applied for the due date xx/XX/2021. The current UPB as of the date is $xx.	xx:The current status of the loan is performing.
Review of payment history as of xx/XX/2021 shows that the borrower is current with the loan. The next due date is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $805.13 with interest rate 3.250 % which was applied for the due date xx/XX/2021. The current UPB as of the date is $xx. xx-19 attestation is available in the loan file which is located at xx.
No employment details have been found in final 1003 doc.
No bankruptcy & foreclosure evidence has been found.
No damage or repairs have been found. xx:xx:xx	Not Applicable	Field: Original Note Doc Date Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx |---| -x (Days) |----| Comment: The Note reflects the Original Note Doc Date as x/XX/xxxx. Tape Source: Initial Tape Type:
Field: Original Stated Rate Loan Value: x.xxxxx% Tape Value: xxx.xxxx% Variance: -xxx.xxxxx% Variance %: -xxx.xxxxx% Comment: Original stated rate reflects x.xxxxx%. Tape Source: Initial Tape Type:	3: Curable	* Intent to Proceed Missing (Lvl 3) "Intent to proceed is missing from the loan file."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Subject NOO approved at 46%. Tape shows income miscalculation and DU came back as approve/ineligible at 64%."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
92027905	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,384.33	11/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,025.27	2.875%	360	xx	xx	VA	Fixed	Refinance	xx	xx	Streamline Refinance	xx	xx	25.000%	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2020 which was recorded on xx/XX/2020 in the amount of $xx with xx Company.
The chain of assignment has been completed. Currently, the mortgage is with xx Company.
Active liens and judgments against the borrower/property:
Civil judgment against the borrower was recorded on xx/XX/2020 in favor of xx. However; the amount of judgment is unavailable.
No delinquent taxes have been found.	According to the payment history as of xx/XX/2021, the borrower is current with the payments. The last payment was received on xx/XX/2021 which was applied to xx/XX/2021. The next due date for payment is xx/XX/2021. The P&I is in the amount of $2,025.27 and PITI is in the amount of $2,535.42. The UPB reflected as per the payment history is in the amount of $xx.	xx:The loan is currently is performing. According to the payment history as of xx/XX/2021, the borrower is current with the payments. The last payment was received on xx/XX/2021 which was applied to xx/XX/2021. The next due date for payment is xx/XX/2021. The P&I is in the amount of $2,025.27 and PITI is in the amount of $2,535.42. The UPB reflected as per the payment history is in the amount of $xx.
The reason for default is unavailable.
No latest servicing comment has been found to determine the current occupancy and condition of the subject property.
No evidence has been found regarding the borrower’s current employer details. xx:xx:xx	Not Applicable	Credit Report Initial Escrow Acct Disclosure Notice of Servicing Transfer Right of Rescission	Field: Original Note Doc Date Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx |---| -x (Days) |----| Comment: Original note document date is x/XX/xxxx. Tape Source: Initial Tape Type:
Field: Original Stated Rate Loan Value: x.xxxxx% Tape Value: xxx.xxxx% Variance: -xxx.xxxxx% Variance %: -xxx.xxxxx% Comment: Original stated rate is x.xxx%. Tape Source: Initial Tape Type:	3: Curable	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure is missing from the loan file."
* Loan does not conform to program guidelines (Lvl 3)     "The provided Seller’s tape is showing an alert that the subject loan was repurchased."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Right of Rescission missing or unexecuted (Lvl 3)     "ROR is missing from the loan file."
																																																																																							* Settlement date is different from note date (Lvl 3) "Final CD reflects closing date as 3/XX/2020. Notary's signature date on the Mortgage/Deed of Trust is 3/XX/2020. Note date is 3/XX/2020."	* Missing credit report (Lvl 2) "Credit Report is missing from loan file."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
70702114	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,913.42	11/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,055.52	3.125%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	795	760	13.254%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2020 and was recorded on xx/XX/2020, in the amount of $xx with MERS as nominee for xx, A xx.

The chain of assignment has been completed.

No active judgments or liens have been found.

1st county taxes of 2021 have been paid in the amount of $1,956.71 on xx/XX/2021.

2nd county taxes of 2021 have been due in the amount of $1,956.71.

No prior year delinquent taxes have been found.	According to payment history as of xx/XX/2021, the borrower is current with the loan and the next due date for payment is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $1,513.00 which was applied for due date xx/XX/2021. The current P&I is in the amount of $1,055.52 and current PITI is in the amount of $1,513.00 with an interest rate of 3.125%. The current UPB reflected as per the payment history is in the amount of $xx.	xx:According to servicing comments, the current status of the loan is performing.

According to payment history as of xx/XX/2021, the borrower is current with the loan and the next due date for payment is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $1,513.00 which was applied for due date xx/XX/2021. The current P&I is in the amount of $1,055.52 and current PITI is in the amount of $1,513.00 with an interest rate of 3.125%. The current UPB reflected as per the payment history is in the amount of $xx.

The latest property inspection report is not available in the loan file to determine current property condition.

As per servicing comment unable to determine the reason for default.

No comment pertaining to the damage on the subject property has been observed.

The loan hasn’t modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found. xx:xx:xx	Not Applicable	Initial Escrow Acct Disclosure Right of Rescission	Field: Housing Ratio per U/W (Initial Rate) Loan Value: x.xxx% Tape Value: x.xxx% |---| -x.xxx% |----| -x.xxxxx% Comment: Rounding Tape Source: Initial Tape Type:
Field: Original Stated Rate Loan Value: x.xxxxx% Tape Value: xxx.xxxx% Variance: -xxx.xxxxx% Variance %: -xxx.xxxxx% Comment: tape is incorrect Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "This loan failed the Kansas license validation test.
This loan failed the Kansas license validation test for one of the following reasons:
Kansas SB 129 (2013 Kansas Laws Ch. 29) requires lenders who originate subordinate mortgage liens to be licensed under the Kansas Uniform Consumer Credit Code on or after July 1, 2013. After this date, lenders are no longer allowed to make subordinate lien loans under a Kansas License Using Interest Section 16-207 or its corresponding Exemption Letter.

Kansas K.S.A. 9-2201 requires that mortgage lien loans with a closing date on or after July 1, 2017 must be made under a Kansas Mortgage Company license. The Office of the State Bank Commissioner of Kansas has additionally clarified that after this date, lenders are no longer allowed to make mortgage lien loans under a Kansas Supervised Lender license."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges than in total cannot increase more than 10% tolerance test. LE dated 5/XX/2020 reflects the sum of Section C fees and Recording fee at $276.00. However, Final CD dated 7/XX/2020 reflects the sum of Section C and Recording fee at $331.00. This is a cumulative increase of $27.40(paid by lender) for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure is missing from the loan document."
																																																																																							* Right of Rescission missing or unexecuted (Lvl 3) "Right of rescission is missing from the loan document."			Moderate	Pass	Pass	Pass	Not Covered	Not Covered	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
79968360	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,804.64	11/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,850.17	3.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	800	696	48.906%	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the pro-title dated xx/XX/2021 reflects that the subject mortgage was originated on xx/XX/2020 with the lender MERS as nominee for xx Company in the amount of $xx, which was recorded on xx/XX/2020.
No assignment has been found. The current assignment is with the lender MERS as nominee for xx Company.
No active liens and judgments have been found.
The first and second installment county taxes of 2021 are due on xx/XX/2021 and xx/XX/2022 each in the amount of $2,402.32.
No prior years delinquent taxes have been found.	According to a review of the payment history as of xx/XX/2021, the borrower is performing with the loan and the next due date for the regular payment is xx/XX/2021. The last payment was received on xx/XX/2021 total in the amount of P&I $1,850.17 with the rate of interest of 3.375%, which was applied for the due date of xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.	xx:As per the review of the servicing comments, the borrower is performing with the loan.
According to a review of the payment history as of xx/XX/2021, the borrower is performing with the loan and the next due date for the regular payment is xx/XX/2021.  The last payment was received on xx/XX/2021 total in the amount of P&I $1,850.17 with the rate of interest of 3.375%, which was applied for the due date of xx/XX/2021.  The UPB reflected in the latest payment history is in the amount of $xx.
The borrower is performing with the loan. Hence no reason for default.
No foreclosure activity has been found.
No pertaining bankruptcy-related details have been found.
No evidence related to occupancy and the current condition of the subject property has been found in the available months of servicing comments. No comment pertaining to the damage on the subject property has been observed.
As per the final application, the borrower is working at xx as xx for 15 months. xx:xx:xx	Not Applicable	Initial Escrow Acct Disclosure Missing or error on the Rate Lock	Field: Housing Ratio per U/W (Initial Rate) Loan Value: xx.xxx% Tape Value: xx.xxx% |---| -x.xxx% |----| -x.xxxxx% Comment: As per tape data, Housing ratio per U/W is xx.xxx%. However xxxx reflects xx.xxx%. Tape Source: Initial Tape Type:
Field: Original Appraised Value   Loan Value: $xxxxxx.xx   Tape Value: $xxxxx.xx   Variance: $xxxxxx.xx   Variance %: xxx.xxxxx%   Comment: As per Tape data, Appraisal value is $xx. However Appraisal documents reflects as $xx.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -x (Days)   Variance %:    Comment: As per Tape data, Note Date is xx/XX/xxxx. However Note documents reflect as xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: x.xxxxx%   Tape Value: xxx.xxxx%   Variance: -xxx.xxxxx%   Variance %: -xxx.xxxxx%   Comment: As per tape data, Original stated rate is xxx.xxx%. However Note document reflects x.xxx%.   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-x Line xxx) Loan Value: $xxxxxx.xx Tape Value: $xxxxx.xx Variance: $xxxxxx.xx Variance %: xxx.xxxxx% Comment: As per tape data sales price is xx,xxx.xx. However Final CD reflects xxx,xxx.xx. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 5/XX/2020 reflects Appraisal Fee at $575.00. However, Initial CD dated 6/XX/2020 reflects Appraisal Fee at $650.00. This is an increase in fee of $75.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial Escrow Account Disclosure is missing from the loan document."
* Loan does not conform to program guidelines (Lvl 3)     "The provided Seller’s tape is showing an alert that the subject loan was repurchased."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement is missing from the loan documents."
* Settlement date is different from note date (Lvl 3) "Final CD reflects closing date as 06/XX/2020. Notary's signature date on the Mortgage/Deed of Trust is 06/XX/2020. Note date is 06/XX/2020."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approve at 49%. Income miscalculation may push DTI higher. Unable to rely on docs in file and unable to calc ATR."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.906% the Borrower income was $xx and total expenses are in the amount of $4,992.86 and the loan was underwritten by LP (Locator -xx) and its recommendation is “Approve/Eligible” with a DTI of 49%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
96691676	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,998.26	11/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$482.11	2.875%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	654	Not Applicable	34.649%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2021 with the lender MERS as nominee for xx Company which was recorded on xx/XX/2021.
The chain of assignment has been completed. Currently, the mortgage is MERS as nominee for xx.
There are 2 IRS liens in the total amount of $xx. However, SSN# does not match with the borrower’s SSN#.
The annual taxes of 2021 have been paid in the amount of $1,998.26.	As per the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment was received on xx/XX/2021 in the amount of $482.11 for the due date of xx/XX/2021. The next due date is xx/XX/2021. The current unpaid principal balance is $xx.	xx:The loan is currently performing. As per the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment was received on xx/XX/2021 in the amount of $482.11 for the due date of xx/XX/2021. The next due date is xx/XX/2021. The current unpaid principal balance is $xx.
The loan has not been modified since origination.
At the time of origination, the borrower was working as xx in xx for the last 9 months.
The occupancy of the subject property is unable to be determined. The comments do not provide any information regarding the damages and repairs to the subject property. xx:xx:xx	Not Applicable	Initial Escrow Acct Disclosure	Field: Housing Ratio per U/W (Initial Rate) Loan Value: xx.xxx% Tape Value: xx.xxx% |---| -x.xxx% |----| -x.xxxxx% Comment: NA Tape Source: Initial Tape Type:
Field: Original Note Doc Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -x (Days)   Variance %:    Comment: Updated as per note.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: x.xxxxx%   Tape Value: xxx.xxxx%   Variance: -xxx.xxxxx%   Variance %: -xxx.xxxxx%   Comment: Updated as per note.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-x Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "Prohibited Fees First Lien Test due to Fees charged $2,521.00 Fees threshold $0.00 Over By +$2,521.00
The below fees were included in the test:

Administration Fee paid by Borrower: $995.00
Points - Loan Discount Fee paid by Borrower: $1,307.00
Processing Fee paid by Borrower: $130.00
Tax Service Fee paid by Borrower: $64.00
Wire Transfer Fee paid by Borrower: $25.00"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure is missing from the loan document."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Subject approve at 35.425%. Seller tape shows, refinance loan closed with an exterior appraisal."			Moderate	Pass	Pass	Pass	Not Covered	Fail	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
8037758	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,174.92	11/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$912.74	3.125%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	654	Not Applicable	40.340%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2020 and was recorded on xx/XX/2020, in the amount of $xx with MERS as nominee for xx.

The chain of assignment has been completed.

There is one junior mortgage active in the favor of xx in the amount of xx, originated on xx/XX/2020 and recorded on xx/XX/2020.

Annual combined taxes of 2021 have been due in the amount of $5,174.92.

No prior year delinquent taxes have been found.	According to payment history as of xx/XX/2021, the borrower is current with the loan and the next due date for payment is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $1,528.21 which was applied for due date xx/XX/2021. The current P&I is in the amount of $912.74 and current PITI is in the amount of $1,528.21 with an interest rate of 3.125%. The current UPB reflected as per the payment history is in the amount of $xx.	xx:According to servicing comments, the current status of the loan is performing.

According to payment history as of xx/XX/2021, the borrower is current with the loan and the next due date for payment is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $1,528.21 which was applied for the due date xx/XX/2021. The current P&I is in the amount of $912.74 and the current PITI is in the amount of $1,528.21 with an interest rate of 3.125%. The current UPB reflected as per the payment history is in the amount of $xx.

The latest property inspection report is not available in the loan file to determine the current property condition.

As per the comment dated xx/XX/2021, the subject property is owner-occupied.

No comment pertaining to the damage on the subject property has been observed.

As per servicing comment unable to determine the reason for default.

The loan hasn’t been modified since origination.

No foreclosure activity has been found.

No post-close bankruptcy record has been found. xx:xx:xx	Not Applicable	Initial Escrow Acct Disclosure	Field: Housing Ratio per U/W (Initial Rate) Loan Value: xx.xxx% Tape Value: xx.xxx% |---| -x.xxx% |----| -x.xxxxx% Comment: Housing ratio per u/w is xx.xxx% Tape Source: Initial Tape Type:
Field: Original Stated Rate Loan Value: x.xxxxx% Tape Value: xxx.xxxx% Variance: -xxx.xxxxx% Variance %: -xxx.xxxxx% Comment: Original stated rate is x.xxx%. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 8/XX/2020 reflects Tax Service Fee at $64.00. However, Initial CD dated 9/XX/2020 reflects Tax Service Fee at $75.00. This is an increase in fee of $11.00 (paid by lender) for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

Loan failed charges than in total cannot increase more than 10% tolerance test. LE dated 8/XX/2020 reflects the sum of Section C fees and Recording fee at $154.00. However, Final CD dated 925/2020 reflects the sum of Section C and Recording fee at $194.00. This is a cumulative increase of $24.60 (Paid by lender) for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow signed by borrower is missing from the loan document."
* Intent to Proceed Missing  (Lvl 3)     "Intent to proceed is missing from the loan file."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "The provided Seller’s tape is showing an alert that the subject loan was repurchased."	* Missing Required Disclosures (Lvl 2) "Home Loan Toolkit is missing from the loan file."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
70114612	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,853.54	11/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$684.08	3.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	760	Not Applicable	46.978%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2021 and was recorded on xx/XX/2021, in the amount of $xx with MERS as nominee for xx, A xx. The chain of assignment has been completed. No active judgments or liens have been found. Annual combined taxes of 2021 have been paid in the amount of $2,853.54 on xx/XX/2021. No prior year delinquent taxes have been found.	According to payment history as of xx/XX/2021, the borrower is current with the loan and the next due date for payment is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $980.75 which was applied for due date xx/XX/2021. The current P&I is in the amount of $684.08 and current PITI is in the amount of $980.75 with an interest rate of 3.625%. The current UPB reflected as per the payment history is in the amount of $xx.	xx:According to servicing comments, the current status of the loan is performing.

According to payment history as of xx/XX/2021, the borrower is current with the loan and the next due date for payment is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $980.75 which was applied for the due date xx/XX/2021. The current P&I is in the amount of $684.08 and the current PITI is in the amount of $980.75 with an interest rate of 3.625%. The current UPB reflected as per the payment history is in the amount of $xx.

The latest property inspection report is not available in the loan file to determine the current property conditions.

As per servicing comment unable to determine the reason for default.

No comment pertaining to the damage on the subject property has been observed.

The loan hasn’t been modified since origination.

No foreclosure activity has been found.

																																																																																	No post-close bankruptcy record has been found. xx:xx:xx	Not Applicable	Initial Escrow Acct Disclosure	Field: Housing Ratio per U/W (Initial Rate) Loan Value: xx.xxx% Tape Value: xx.xxx% |---| x.xxx% |----| x.xxxxx% Comment: Housing Ratio per U/W is x.xxx%. Tape Source: Initial Tape Type: Field: Original Stated Rate Loan Value: x.xxxxx% Tape Value: xxx.xxxx% Variance: -xxx.xxxxx% Variance %: -xxx.xxxxx% Comment: Original stated rate is x.xxx%. Tape Source: Initial Tape Type:	4: Unacceptable	* Subject Property has been determine uninhabitable/Unsuitable to live in (Lvl 4) "As per tape data, the appraiser states that the subject property is not in livable condition. Photos show water seepage from the walls and mold and it takes $xx cost to cure. The repairs were cosmetic in nature and do not seem to be structural. As per the appraisal report dated 04/XX/2021, the condition is C4 (adequately maintained). No comments have been found regarding damage in the servicing comments."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure is not signed by borrower." * Missing Required Disclosures (Lvl 3) "Home loan toolkit disclosure is missing from the loan file."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$15,000.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
47559164	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$51.49	$5,572.19	11/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,393.15	5.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	744	Not Applicable	44.938%	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2020 with lender MERS as nominee for xx and recorded on xx/XX/2020 for the amount of $xx.
There are 2 junior mortgages. The first was originated on xx/XX/2020 recorded on xx/XX/2020 for the amount of $xx with lender MERS as nominee for xx Company.
The second was originated on xx/XX/2020 and recorded on xx/XX/2020 for the amount of $xx with lender MERS as nominee for xx Company.
There are no active liens and judgments against the borrower.
County taxes for the year 2021-22 will be due on xx/XX/2022 for the amount of $5572.19. However, the annual county taxes for the year 2021 are delinquent for the amount of $51.49 good through as xx/XX/2021.	According to the payment history as of dated xx/XX/2021, the borrower is regular with the payment and the next due date is xx/XX/2021. The last payment was received on xx/XX/2021 for the amount of $4150.64xx. The monthly P&I is in the amount of $2393.15 with an interest rate of 5.00%. The current UPB is reflected in PH for the amount of $xx.	xx:The current status of the loan is performing. According to the payment history as of dated xx/XX/2021, the borrower is regular with the payment and the next due date is xx/XX/2021. The last payment was received on xx/XX/2021 for the amount of $4150.64xx. The monthly P&I is in the amount of $2393.15 with an interest rate of 5.00%. The current UPB is reflected in PH for the amount of $xx.
No comments have been found regarding the foreclosure and bankruptcy. The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. Also, no comments have been found regarding the income impacted due to covid-19. xx:xx:xx	Not Applicable	Initial Escrow Acct Disclosure	Field: Borrower #x Middle Name Loan Value: xx Tape Value: J |---| |----| Comment: Note doc dated xx/XX/xxxx reflects borrowers middle name as xx. Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Total Original T&I for Debt Ratios: (Real Estate Taxes $xxx.xx + Hazard Insurance $xx.xx + Flood Insurance $xx + MI $xxx.xx + HOA Dues $xxx ) equals $x,xxx.xx. The Borrowers Total Monthly income Verified as $x,xxx.xx. Hence, Post-Close Housing Ratio per xxxx is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -x (Days)   Variance %:    Comment: Note doc in loan file reflects note date as xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate Loan Value: x.xxxxx% Tape Value: xxx.xxxx% Variance: -xxx.xxxxx% Variance %: -xxx.xxxxx% Comment: Note doc dated xx/XX/xxxx reflects original rate as x.xxx%. Tape Source: Initial Tape Type:	3: Curable	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure is not signed by the borrower."
* Missing Required Disclosures (Lvl 3) "Home loan toolkit is missing from the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approve/eligible at 44.94%. Tape shows discrepancy over $600 BMW lease and new $300 auto debt. Clarity and impact on DTI not in file. Unable to rely on docs in file and unable to calc ATR"
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 5.710% Exceeds APR threshold of 5.050% Over By +0.660%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed Higher-Priced Mortgage Loan Test due to APR calculated 5.710% Exceeds APR threshold of 5.050% Over By +0.660%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed.

Loan failed CA AB 260 Higher-Priced Mortgage Loan Test due to APR calculated 5.710% Exceeds APR threshold of 5.050% Over By +0.660%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* Qualified Mortgage DTI exceeds 43% (Lvl 2)     "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.938% as the Borrower income was $9,800.00 and total expenses are in the amount of $4,403.91 and the loan was underwritten by AUS (Locator# xx) and its recommendation is “Approve/Eligible” DTI of with 44.94%."
																																																																																								* Settlement date is different from note date (Lvl 2) "Final CD reflects closing date as xx. Notary's signature date on the Mortgage/Deed of Trust is xx. Note date is xx."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
52201555	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$305.04	11/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,997.18	2.750%	360	xx	xx	VA	Fixed	Refinance	xx	xx	Streamline Refinance	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Updated title dated xx/XX/2021 shows that subject mortgage was originated on xx/XX/2020 in the amount of $xx which was recorded on xx/XX/2020 by lender, xx Company.
No assignment of mortgage has been found. No active judgments or liens have been found.
Property taxes of 2021 are being paid in installments. The next installment is due on xx/XX/2022 in the amount of $315.28. No delinquent taxes have been found.	Payment history as of xx/XX/2021 shows that loan is performing and next payment is due on xx/XX/2021. The last payment was made on xx/XX/2021 in the amount of $2227.31 for the due date xx/XX/2021. The current UPB is $xx and interest rate is 2.75%.	xx:According to servicing comments as of xx/XX/2021, the loan is performing and the next payment is due on xx/XX/2021.PH shows that the last payment was made on xx/XX/2021 in the amount of $2227.31 for the due date xx/XX/2021. No evidence of Covid’s impact on the borrower's income has been found. No damages were reported. The property is occupied by the owner. No records of post-closing bankruptcy have been found. xx:xx:xx	Not Applicable	Credit Report Initial Escrow Acct Disclosure Missing or error on the Rate Lock Notice of Servicing Transfer Right of Rescission	Field: Borrower #x Middle Name Loan Value: Leigh Tape Value: L |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Original Appraised Value   Loan Value: $xxxxxx.xx   Tape Value: $xxxxxx.xx   Variance: $-xxxxx.xx   Variance %: -x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -x (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated Rate Loan Value: x.xxxxx% Tape Value: xxx.xxxx% Variance: -xxx.xxxxx% Variance %: -xxx.xxxxx% Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the Veterans Affairs IRRRL unpaid principal balance validation test. This loan contains a value for one, but not both of the following fields:The loan is a VA interest rate reduction refinance loan (IRRRL), but the unpaid principal balance was not provided. The unpaid principal balance is necessary to correctly calculate the 1% loan origination fee threshold for VA IRRRL loans."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "An executed copy of the initial escrow account disclosure is missing from the loan file."
* Loan does not conform to program guidelines (Lvl 3)     "The provided Seller’s tape is showing an alert that the subject loan was repurchased."
* Missing or error on the Rate Lock Document (Lvl 3)     "An executed copy of Rate Lock Agreement is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)     "An executed copy of the notice of servicing transfer disclosure is missing from the loan file."
* Right of Rescission missing or unexecuted (Lvl 3) "An executed copy of ROR/NRTC is missing from the loan file."	* Missing credit report (Lvl 2) "Credit Report is missing from loan file."
																																																																																								* Settlement date is different from note date (Lvl 2) "The settlement date mentioned in the final CD is 09/XX/2020. However, the original note date is xx."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
48688795	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$10,537.79	11/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,982.98	3.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	804	805	20.124%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2020, recorded on xx/XX/2020 in the amount of $xx with xx Company.
The chain of assignment has been completed. Currently, the mortgage is with xx Company.
No active liens and judgments against the borrower.
No delinquent taxes have been found.	According to the payment history as of xx/XX/2021, the borrower is current with the payments. The last payment was received on xx/XX/2021 which was applied to xx/XX/2021. The next due date for payment is xx/XX/2021. The P&I is in the amount of $1,982.98 and PITI is in the amount of $3,014.28. The UPB reflected as per the payment history is in the amount of $xx.	xx:The loan is currently is performing. According to the payment history as of xx/XX/2021, the borrower is current with the payments. The last payment was received on xx/XX/2021 which was applied to xx/XX/2021. The next due date for payment is xx/XX/2021. The P&I is in the amount of $1,982.98 and PITI is in the amount of $3,014.28. The UPB reflected as per the payment history is in the amount of $xx.
The reason for default is unavailable.
No latest servicing comment has been found to determine the current occupancy and condition of the subject property.
As per the 1003 document the borrower is working as VP xx at xx for 7.9 years. xx:xx:xx	Not Applicable	Initial Escrow Acct Disclosure Missing Dicsloures	Field: Housing Ratio per U/W (Initial Rate) Loan Value: xx.xxx% Tape Value: xx.xxx% |---| x.xxx% |----| x.xxxxx% Comment: Total subject property PITIA (P&I $ x,xxx.xx + Real Estate Taxes $ xxx.xx + Hazard Insurance $xxx.xx + Flood Insurance $x.xx + MI $xx.xx + HOA Dues $xx.xx) equals $x,xxx.xx. Total verified monthly income equals $xx. Housing Ratio equals xx.xxx%. Tape Source: Initial Tape Type:
Field: Original Note Doc Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -x (Days)   Variance %:    Comment: Note document reflect date as x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate Loan Value: x.xxxxx% Tape Value: xxx.xxxx% Variance: -xxx.xxxxx% Variance %: -xxx.xxxxx% Comment: The Note signed on x/XX/xxxx reflects Original Stated Rate as x.xxxxx%. Tape Source: Initial Tape Type:	3: Curable	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure signed by the borrower is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "The provided Seller’s tape is showing an alert that the subject loan was repurchased."
																																																																																							* Missing Required Disclosures (Lvl 3) "Home loan toolkit is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
10040789	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,954.38	11/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$929.77	4.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	16.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	717	Not Applicable	42.718%	First	Commitment	Not Applicable	$4,868.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the pro-title dated xx/XX/2021 reflects that the subject mortgage was originated on xx/XX/2020 with the lender MERS as nominee for xx, A xx in the amount of $xx, which was recorded on xx/XX/2020.
No assignment has been found.  The current assignment is with the lender MERS as nominee for xx, A xx.
No active liens and judgments have been found.
There is a junior mortgage against the subject property in the favor of xx for the amount of $4,868.00 which was recorded on xx/XX/2020.
Annual combined taxes of 2021 are due on xx/XX/2021 in the amount of $4,954.38.
No prior years delinquent taxes have been found.	According to a review of the payment history as of xx/XX/2021, the borrower is performing with the loan and the next due date for the regular payment is xx/XX/2021. The last payment was received on xx/XX/2021 total in the amount of PITI $1,418.96 which includes P&I $929.77 with the rate of interest of 4.00%, which was applied for the due date of xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.	xx:According to the review of the servicing comments, the borrower is performing with the loan.
According to a review of the payment history as of xx/XX/2021, the borrower is performing with the loan and the next due date for the regular payment is xx/XX/2021.  The last payment was received on xx/XX/2021 total in the amount of PITI $1,418.96 which includes P&I $929.77 with the rate of interest of 4.00%, which was applied for the due date of xx/XX/2021.  The UPB reflected in the latest payment history is in the amount of $xx.
As per the comment seller's tape data, the borrower is unemployed now. However, no comments related to unemployment/Covid have been found.
No foreclosure activity has been found.
No pertaining bankruptcy-related details have been found.
As per the servicing comments, the subject property has been occupied by the owner. No comment pertaining to the damage on the subject property has been observed.
As per the final application, the borrower is working at xx as a xx/Shift for 63 months. xx:xx:xx	Not Applicable	Initial Escrow Acct Disclosure Missing or error on the Rate Lock	Field: Housing Ratio per U/W (Initial Rate) Loan Value: xx.xxx% Tape Value: xx.xxx% |---| -x.xxx% |----| -x.xxxxx% Comment: As per Final xxxx application post-close housing ratio as xx.xxx%. Tape Source: Initial Tape Type:
Field: Original Note Doc Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -x (Days)   Variance %:    Comment: Note reflects original note doc date as xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate Loan Value: x.xxxxx% Tape Value: xxx.xxxx% Variance: -xxx.xxxxx% Variance %: -xxx.xxxxx% Comment: Note reflects original rate as x.xx%. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Initial Loan Estimate Delivery Date Test (from application) failed due to Initial LE dated 1/XX/2020 delivered on 2/XX/2020 which is more than 3 business days from initial application date 01/XX/2020."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test and charges that in total cannot increase more than 10% tolerance test due to loan failed Initial LE delivery and timing test. Initial LE dated 1/XX/2020 delivered on 2/XX/2020 which is more than 3 business days from initial application date 01/XX/2020."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 3)     "Intent to proceed is missing from loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement is missing from the loan documents."
																																																																																							* Missing Required Disclosures (Lvl 3) "Home loan toolkit is missing from loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 42.718%. Tape shows, Borrower was unemployed at closing. Unable to relay on income document in file and unable to calculate ATR."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
73962274	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,057.63	11/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,089.57	3.875%	180	xx	xx	FHA	Fixed	Cash Out	xx	xx	Full Documentation	Yes	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	684	Not Applicable	41.728%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2019 and was recorded on xx/XX/2019, in the amount of $xx with MERS as nominee for xx, xx.

The chain of assignment has been completed.

No active judgments or liens have been found.

Annual county taxes of 2021 have been paid in the amount of $4,057.63 on xx/XX/2021.

No prior year delinquent taxes have been found.	According to payment history as of xx/XX/2021, the borrower is current with the loan and the next due date for payment is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $2,630.52 which was applied for due date xx/XX/2021. The current P&I is in the amount of $2,089.57 and current PITI is in the amount of $2,630.52 with an interest rate of 3.875%. The current UPB reflected as per the payment history is in the amount of $xx.	xx:According to servicing comments, the current status of the loan is performing.

According to payment history as of xx/XX/2021, the borrower is current with the loan and the next due date for payment is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $2,630.52 which was applied for the due date xx/XX/2021. The current P&I is in the amount of $2,089.57 and the current PITI is in the amount of $2,630.52 with an interest rate of 3.875%. The current UPB reflected as per the payment history is in the amount of $xx.

The latest property inspection report is not available in the loan file to determine current property conditions.

As per the comment dated xx/XX/2021, the subject property is owner-occupied.

As per servicing comment unable to determine the reason for default.

No comment pertaining to the damage on the subject property has been observed.

The loan hasn’t been modified since origination.

No foreclosure activity has been found.

No post-close bankruptcy record has been found. xx:xx:xx	Not Applicable	Initial Escrow Acct Disclosure Missing or error on the Rate Lock	Field: Housing Ratio per U/W (Initial Rate) Loan Value: xx.xxx% Tape Value: xx.xxx% |---| -x.xxx% |----| -x.xxxxx% Comment: Housing ratio per U/W is xx.xxx%. Tape Source: Initial Tape Type:
Field: Original Note Doc Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -x (Days)   Variance %:    Comment: Note reflects date as x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: x.xxxxx%   Tape Value: xxx.xxxx%   Variance: -xxx.xxxxx%   Variance %: -xxx.xxxxx%   Comment: Note reflects original rate as x.xxxxx%.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Lower rate or term   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment: Purpose of application is lower rate or term.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-x Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed ComplianceEase delivery and timing test. Initial LE dated 8/XX/2019 is digitally received on 8/XX/2019 which is more than 3 business days from initial application date 8/XX/2019.

Loan failed TRID tolerance test charges that cannot increase 0% and charges that in total cannot increase more than 10% test due to loan failed Initial LE delivery and timing test. Initial LE dated 8/XX/2019 is digitally received on 8/XX/2019 which is more than 3 business days from initial application date 8/XX/2019."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape shows that per HUD the Case/Loan is not Eligible for FHA Financing. Seller received approval from GNMA to buyout on 4/XX/2020."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 4.809% exceeds APR threshold of 4.630% Over By +0.179%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Loan failed FHA QM Safe Harbor threshold test due to APR calculated 4.809% exceeds APR threshold of 4.719% Over By +0.090%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
																																																																																								* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed Higher-Priced Mortgage Loan Test due to APR calculated 4.809% exceeds APR threshold of 4.630% Over By +0.179%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
35779034	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	XX	$0.00	$7,190.22	11/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,954.37	4.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	660	Not Applicable	33.954%	First	Commitment	Not Applicable	Not Applicable	07/XX/2021	$369,606.83	Not Applicable	2.750%	$1,270.44	07/XX/2021	Financial Hardship	The review of the pro-title dated xx/XX/2021 reflects that the subject mortgage was originated on xx/XX/2017 with the lender MERS as nominee for xx Company, A xx in the amount of $xx, which was recorded on xx/XX/2017.
No assignment has been found. The current assignment is with the lender MERS as nominee for xx, A xx.
There is an HOA lien against the subject property filed by the xx which was recorded on xx/XX/2020. However, the amount of lien is not mentioned in the supportive document.
The combined and utility taxes of 2020 have been paid for the amount of $9,108.96.
Annual utility charges of 2021 have been delinquent for the amount of $1,458.88 and they were good through on xx/XX/2022.
Annual combined taxes of 2021 are due on xx/XX/2022 in the amount of $7,190.22.	According to a review of the payment history as of xx/XX/2021, the borrower is current with the loan and the next due date for the regular payment is xx/XX/2021. The last payment was received on xx/XX/2021 total in the amount of PITI $2,643.28 which includes P&I $1,270.44 with the rate of interest of 2.750%, which was applied for the due date of xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.	xx:According to the review of the servicing comments, the borrower is current with the loan.
According to a review of the payment history as of xx/XX/2021, the borrower is current with the loan and the next due date for the regular payment is xx/XX/2021. The last payment was received on xx/XX/2021 total in the amount of PITI $2,643.28 which includes P&I $1,270.44 with the rate of interest of 2.750%, which was applied for the due date of xx/XX/2021.  The UPB reflected in the latest payment history is in the amount of $xx.
As per the comment dated xx/XX/2020, the borrower's income was impacted by the covid19. The borrower was approved for the Covid-19 forbearance plan several times. The last FB plan was started from xx/XX/2020 to xx/XX/2020.
No foreclosure activity has been found.
No pertaining bankruptcy-related details have been found.
As per the servicing comments, the subject property has been occupied by the owner. No comment pertaining to the damage on the subject property has been observed.
As per the final application, the borrower is working at xx as xx for 144 months. xx:xx:xx	The Loan modification agreement was made on xx/2021, between the borrower “xx” and the lender “xx”. The borrower promises to make a monthly payment of $1,270.44 with a rate of interest of 2.750%, beginning from 7/XX/2021 till the maturity date of 6/XX/2061. The new principal balance stated in the modification is in the amount of $xx.	Initial Escrow Acct Disclosure	Field: Original Stated P&I Loan Value: $xxxx.xx Tape Value: $xxxx.xx |---| $xxx.xx |----| xx.xxxxx% Comment: Original stated P&I is $xxxx.xx.xx. Tape Source: Initial Tape Type:
Field: Original Stated Rate Loan Value: x.xxxxx% Tape Value: xxx.xxxx% Variance: -xxx.xxxxx% Variance %: -xxx.xxxxx% Comment: Original stated rate is x.xxxxx%. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan fails Compliance Ease delivery and timing test for Closing Disclosure dated 07/XX/2017. Document tracker is missing and 3 business days were added to get receipt date 07/XX/2017 which is not within 3 business day from the Consummation date 07/XX/2017."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% Tolerance test. Initial LE dated 04/XX/2017 does not reflect Points - Loan Discount Fee. Final CD dated 07/XX/2017 reflects the addition of Points - Loan Discount Fee at $468.32. This is an increase of $468.32 for charges that cannot increase 0% test. However, COC for the addition of Points - Loan Discount Fee is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure signed by borrower is missing from loan documents."
* Loan does not conform to program guidelines (Lvl 3) "Seller tape shows EPD further details not available in loan documents."	* Cash out purchase (Lvl 2) "The subject loan is a purchase case. However, the final CD date 07/XX/2017 reflects cash to in the amount of $8,774.15."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 5.813% Exceeds APR threshold of 5.510% Over By +0.303%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
																																																																																								* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed Higher-Priced Mortgage Loan Test due to APR calculated 5.813% Exceeds APR threshold of 5.510% Over By +0.303%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
66272126	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,093.60	11/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,064.20	3.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	18.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	790	Not Applicable	36.320%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2020, recorded on xx/XX/2020 in the amount of $xx with xx Company.
The chain of assignments has been completed. Currently, the mortgage is with xx Company.
The junior mortgage was originated on xx/XX/2020, recorded on xx/XX/2020 in the amount of $xx with xx and County of xx.
No active liens and judgments against the borrower.
Utility charges are delinquent in the amount of $38.15 which are good through by xx/XX/2021.	According to the payment history as of xx/XX/2021, the borrower is current with the payments. The last payment was received on xx/XX/2021 which was applied to xx/XX/2021. The next due date for payment is xx/XX/2022. The P&I is in the amount of $1,064.20 and PITI is in the amount of $1,411.97. The UPB reflected as per the payment history is in the amount of $xx.	xx:The loan is currently is performing. According to the payment history as of xx/XX/2021, the borrower is current with the payments. The last payment was received on xx/XX/2021 which was applied to xx/XX/2021. The next due date for payment is xx/XX/2022. The P&I is in the amount of $1,064.20 and PITI is in the amount of $1,411.97. The UPB reflected as per the payment history is in the amount of $xx.
The reason for default is unavailable.
No latest servicing comment has been found to determine the current occupancy and condition of the subject property.
As per the 1003 document, the borrower is the owner of “xx” for 8.11 years. xx:xx:xx	Not Applicable	Field: Borrower #x Middle Name Loan Value: Dawn Tape Value: D |---| |----| Comment: Dawn. Tape Source: Initial Tape Type:
Field: Original Stated Rate Loan Value: x.xxxxx% Tape Value: xxx.xxxx% Variance: -xxx.xxxxx% Variance %: -xxx.xxxxx% Comment: x.xx%. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "This loan has failed Charges That Cannot Increase Test, because Initial LE dated 2/XX/2020 shows Loan Origination Fee at $2,445.00, however Final CD dated 8/XX/2020 shows Loan Origination Fee at $2,445.28. This is a fee increase of $0.28 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees.

This loan has failed Charges That In Total Cannot Increase More Than 10% Test.
Recording Fee was disclosed as $176.00 on initial LE and it was disclosed as $328.00 on Final CD. The difference is of $152.00. Which is greater than 10%."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Seller tape reflects the following issues. "Issue: USB Bonds, Loan 3051351 was reserved as Freddie 80% AMI but closed over 80% AMI. We have spoken to our finance team and in order to move this one to over 80% AMI, The cost would be the 2% LLPA that. Again and FHLMC won’t buy it.”"	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan has failed Reimbursement Amount Validation Test and Consummation or Reimbursement Date Validation Test."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
40617362	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,552.38	10/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$738.37	4.000%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	723	Not Applicable	46.191%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the pro-title dated xx/XX/2021, the subject mortgage was originated on xx/XX/2020 with the lender MERS as nominee for xx , xx.
The chain of assignments has been completed. Currently, the mortgage is with MERS as nominee for xx Company, A xx which is recorded on xx/XX/2020.
There are 2 hospital liens in the favor of xx & xx PD first, recorded on xx/XX/2020, and the other recorded on xx/XX/2020.
There is a judgment that was recorded on xx/XX/2021 in the favor of xx LLC in the amount of $2475.70.
Annual taxes of 2021 are due in the amount of $4552.38.
No prior year delinquent taxes have been found	According to the payment history as of xx/XX/2021, the borrower is current with the loan and the next due date for payment is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $1,140.73 which was applied for xx/XX/2021. The P&I is in the amount of $738.37 and PITI is in the amount of $1,140.73. The UPB reflected as per the payment history is in the amount of $xx.	xx:The present status of the loan is in performing and the next due date for payment is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $1,140.73 which was applied for xx/XX/2021. No evidence of post-closing foreclosure and bankruptcy has been found. The property is owner-occupied.
No repairs and damages have been found. No comments have been stating the borrower’s income was impacted by Covid. The borrower xx has been working at xx as a xx/ MA for 2.2 years. xx:xx:xx	Not Applicable	Initial Escrow Acct Disclosure Missing or error on the Rate Lock Mortgage Insurance	Field: Borrower #x Middle Name Loan Value: xx Tape Value: I |---| |----| Comment: Note dated x/XX/xxxx and signed at closing, reflects the Borrower's middle name as xx. Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Total subject property PITIA (P&I $xxxx.xx + Real Estate Taxes $ xxx.xx + Hazard Insurance $xx.xx + Flood Insurance $x.xx + MI $xxx.xx + HOA Dues $x) equals $x,xxx.xx. Total verified monthly income equals $x,xxx.xx. Housing Ratio equals xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate Loan Value: x.xxxxx% Tape Value: xxx.xxxx% Variance: -xxx.xxxxx% Variance %: -xxx.xxxxx% Comment: Note reflects original stated rate as x.xx%. Tape Source: Initial Tape Type:	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 46.191%. The borrower's income is $2,791.00 and total expenses are in the amount of $1,289.19. The loan is underwritten using DU (Locator# xx) and its recommendation is “Approve/Ineligible” with a DTI of 46.19%."	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 6/XX/2020 does not reflect Appraisal re-inspection fee. However, CD dated 7/XX/2020 reflects Appraisal re-inspection fee at $150.00. This is an increase in fee of $150.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial Escrow Account disclosure signed by borrower is missing from loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape shows that loan originally had a sales price of $xx, the appraisal came in low at $xx, the price was re-negotiated to $xx. The DU in file shows the loan as Approve/Ineligible. The loan amount calculation should have been based on the $xx appraised value but cannot change loan amount after loan closed and all loan documents were drawn at $xx which is not accurate."
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage Insurance certificate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 5.155% exceeds APR threshold of 4.740% Over By +0.415%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
																																																																																								* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed Higher-Priced Mortgage Loan Test due to APR calculated 5.155% exceeds APR threshold of 4.740% Over By +0.415%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
22256272	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$811.62	08/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$547.67	3.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	Other	xx	18.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	717	Not Applicable	41.007%	First	Commitment	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	The review of the updated title report dated xx/XX/2021 reflects that the subject mortgage was originated on xx/XX/2016 with the lender MERS as nominee for xx, A xx in the amount of $xx, which was recorded on xx/XX/2016 Instrument# | Book/Page#xx.
The chain of the assignment has been completed.
There is an HOA lien active against the subject property in the favor of xx in the amount of xx which was recorded on xx/XX/2018.
There is a junior mortgage active in the favor of MERS as nominee for xx, A xx in the amount of $xxwhich was recorded on xx/XX/2016.
There is Judgment active in the favor of xx Management/Uth in the amount of $3,161.16 which was recorded on xx/XX/2018.
The county’s 1st half taxes for the year 2021 are due on xx/XX/2021 in the amount of $405.81.
The county’s 2nd half taxes for the year 2020 are due on xx/XX/2022 in the amount of $405.81.
No prior year’s delinquent taxes have been found.	According to a review of the payment history as of xx/XX/2021, the borrower is currently delinquent for 4 months with the loan and the next due date for the regular payment is xx/XX/2021. The last payment was received on xx/XX/2021 total in the amount of PITI $626.91 which includes P&I $504.51, which was applied for the due date of xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.	xx:According to the review of the servicing comments, the loan is currently in the collection. The borrower is currently delinquent for 4 months with the loan and the next due date for the regular payment is xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.
As per servicing comment dated xx/XX/2020, the borrower’s income was impacted by Covid-19. FB plan was approved for three months which was started on xx/XX/2020.
As per the comment dated xx/XX/2021, RFD is excessive obligation.
The borrower xx has been working at xx as a xx for 1 year.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No details have been found regarding damage. xx:xx:xx	This is a conventional fixed rate mortgage with P&I of $547.67 with the rate of interest 3.875% and a maturity date of 10/XX/2046. The P&I as per latest payment history is in the amount of $504.51. However, there is a reduction in P&I with respect to Note. Modification agreement is missing in the loan file.

Initial Escrow Acct Disclosure Missing Dicsloures	Field: Housing Ratio per U/W (Initial Rate) Loan Value: xx.xxx% Tape Value: xx.xxx% |---| x.xxx% |----| x.xxxxx% Comment: Total subject property PITIA (P&I $ xxx.xx + Real Estate Taxes $xx.xx+ Hazard Insurance $xx.xx + Flood Insurance $x.xx + MI $xx.xx + HOA Dues $xx.xx) equals $xxx.xx. Total verified monthly income equals $x,xxx.xx. Housing Ratio equals xx.xxx%. Tape Source: Initial Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $xxx.xx   Tape Value: $xxx.xx   Variance: $xx.xx   Variance %: x.xxxxx%   Comment: Original stated P&I reflects $xxx.xx.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: x.xxxxx%   Tape Value: xxx.xxxx%   Variance: -xxx.xxxxx%   Variance %: -xxx.xxxxx%   Comment: Original stated rate reflects x.xxxxx%.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: Unavailable Tape Value: xx/XX/xxxx Variance: Variance %: Comment: The Note reflects the Maturity Date as xx/XX/xxxx. Tape Source: Initial Tape Type:	3: Curable	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial Escrow Account disclosure signed by borrower is missing from loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape shows, Early Payment Default."
																																																																																							* Missing Required Disclosures (Lvl 3) "Your home loan toolkit is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
65111562	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,136.00	11/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$485.77	4.000%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	607	Not Applicable	45.386%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2019 and was recorded on xx/XX/2019, in the amount of $xx with MERS as nominee for xx Company, A xx.

The chain of assignment has been completed.

No active judgments or liens have been found.

1st and 2nd county taxes of 2021 have been due in the amount of $1,136.00.

No prior year delinquent taxes have been found.	According to payment history as of xx/XX/2021, the borrower is current with the loan and the next due date for payment is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $642.64 which was applied for due date xx/XX/2021. The current P&I is in the amount of $485.77 and current PITI is in the amount of $642.64 with an interest rate of 4.000%. The current UPB reflected as per the payment history is in the amount of $xx.	xx:According to servicing comments, the current status of the loan is performing.

According to payment history as of xx/XX/2021, the borrower is current with the loan and the next due date for payment is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $642.64 which was applied for the due date xx/XX/2021. The current P&I is in the amount of $485.77 and the current PITI is in the amount of $642.64 with an interest rate of 4.000%. The current UPB reflected as per the payment history is in the amount of $xx.

As per the comment dated xx/XX/2020, the reason for default is that borrower was laid off due to covid-19.

As per the comment dated xx/XX/2020, the subject property is owner-occupied and is in good condition.

The loan hasn’t been modified since origination.

No foreclosure activity has been found.

No post-close bankruptcy record has been found. xx:xx:xx	Not Applicable	Hazard Insurance Initial Escrow Acct Disclosure Missing Dicsloures	Field: Housing Ratio per U/W (Initial Rate) Loan Value: xx.xxx% Tape Value: xx.xxx% |---| -x.xxx% |----| -x.xxxxx% Comment: Total Original T&I for Debt Ratios: (Real Estate Taxes $xx.xx+ Hazard Insurance $xx.xx+MI$xx.xx+ flood insurance $x.xx+ HOA Dues $x.xx) Present primary housing expenses after subj loan is $xxx.xx Total Monthly income $x,xxx.xx. Hence Post-close housing ratio per xxxx is xx.xxx%. Tape Source: Initial Tape Type:
Field: Original Note Doc Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: -x (Days)   Variance %:    Comment: The Note reflects the Original Note Doc Date as xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate Loan Value: x.xxxxx% Tape Value: xxx.xxxx% Variance: -xxx.xxxxx% Variance %: -xxx.xxxxx% Comment: The note reflects Original stated Rate as x.xxx%. Tape Source: Initial Tape Type:	3: Curable	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure signed by borrower is missing from loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject FHA approved at 45.39%. Tape shows, gift funds came from a cousin which is not acceptable by FHA. AUS reflects funds required at closing $xx."
* Missing proof of hazard insurance (Lvl 3)     "Hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "Your home loan toolkit is missing from the loan documents."
																																																																																							* Settlement date is different from note date (Lvl 3) "Final CD reflects closing date as 12/XX/2019. Notary's signature date on the Mortgage/Deed of Trust is 12/XX/2019. Note date is 12/XX/2019."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.386%, the borrower's income was $3,000.00 and total expenses are in the amount of $1,361.59 and the loan was underwritten by DU (Locatorxx) and its recommendation is “Approve/Eligible” with a DTI of 45.39%."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
22695660	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,915.48	11/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,100.16	4.625%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	590	662	45.243%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the pro-title dated xx/XX/2021 reflects that the subject mortgage was originated on xx/XX/2020 with the lender MERS as nominee for xx, A xx in the amount of $xx, which was recorded on xx/XX/2020.
No assignment has been found.  The current assignment is with the lender MERS as nominee for xx, xx.
No active liens and judgments have been found.
Annual combined taxes of 2020 have been paid on xx/XX/2020 in the amount of $3,700.83.
Annual combined taxes of 2021 are due on xx/XX/2022 in the amount of $2,915.48.
No prior years delinquent taxes have been found.	According to a review of the payment history as of xx/XX/2021, the borrower is performing with the loan and the next due date for the regular payment is xx/XX/2021. The last payment was received on xx/XX/2021 total in the amount of PITI $1,620.78 which includes P&I $1,100.16 with the rate of interest of 4.625%, which was applied for the due date of xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.	xx:According to the review of the servicing comments, the borrower is performing with the loan.
According to a review of the payment history as of xx/XX/2021, the borrower is performing with the loan and the next due date for the regular payment is xx/XX/2021.  The last payment was received on xx/XX/2021 total in the amount of PITI $1,620.78 which includes P&I $1,100.16 with the rate of interest of 4.625%, which was applied for the due date of xx/XX/2021.  The UPB reflected in the latest payment history is in the amount of $xx.
No modification, forbearance details are available in recent collections comments.
No foreclosure activity has been found.
No pertaining bankruptcy-related details have been found.
No evidence related to occupancy and the current condition of the subject property has been found in the available months of servicing comments. No comment pertaining to the damage on the subject property has been observed.
As per the final application, the borrower is working at xx as an xx for 157months. xx:xx:xx	Not Applicable	Initial Escrow Acct Disclosure Mortgage Insurance	Field: Original Note Doc Date Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx |---| -x (Days) |----| Comment: Original NOte date is x/XX/xxxx. Tape Source: Initial Tape Type:
Field: Original Stated Rate Loan Value: x.xxxxx% Tape Value: xxx.xxxx% Variance: -xxx.xxxxx% Variance %: -xxx.xxxxx% Comment: Note document shows, Original Stated Rate is x.xxx%. Tape Source: Initial Tape Type:	3: Curable	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial Escrow Account Disclosure is missing from loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "The provided Seller’s tape is showing an alert that the subject loan was repurchased."
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage Insurance Certificate is missing from loan documents."
* Missing Required Disclosures (Lvl 3) "Your home loan toolkit is missing from loan documents."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 5.944% Exceeds APR threshold of 5.210% Over By +0.734%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed.

Loan failed FHA QM Safe Harbor Test threshold test due to APR calculated 5.944% Exceeds APR threshold of 5.703% Over By +0.241%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed Higher-Priced Mortgage Loan Test due to APR calculated 5.944% Exceeds APR threshold of 5.210% Over By +0.734%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed"
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.24%, the Borrower income was $5,897.00 and total expenses are in the amount of $2,668.00 and the loan was underwritten by DU (xx) and its recommendation is “Approve/Eligible” with a DTI of 45.24%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
99767711	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$413.14	11/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$935.88	3.625%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Mobile Home	xx	xx	Primary	Yes	Yes	No	709	703	50.512%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the pro-title dated xx/XX/2021, the subject mortgage was originated on xx/XX/2020 with the lender MERS as nominee for xx Company, xx.
The chain of assignment has been completed. Currently, the mortgage is with MERS as nominee for xx, A xx which is recorded on xx/XX/2020.
No active judgments or liens have been found.
1st and 2nd installment taxes of 2021 have been paid in the amount of $413.14.
No prior year delinquent taxes have been found	According to the payment history as of xx/XX/2021, the borrower is current with the loan and the next due date for payment is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $1,145.97 which was applied for xx/XX/2021. The P&I is in the amount of $935.88 and PITI is in the amount of $1,145.97. The UPB reflected as per the payment history is in the amount of $xx.	xx:The present status of the loan is in performing and the next due date for payment is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $1,145.97 which was applied for xx/XX/2021. No evidence of post-closing foreclosure and bankruptcy has been found. The property is owner-occupied.
No repairs and damages have been found. No comments have been stating the borrower’s income was impacted by Covid. The borrower xx has been working at xx as a xx for 10 years. xx:xx:xx	Not Applicable	Initial Escrow Acct Disclosure Missing Dicsloures Mortgage Insurance	Field: Housing Ratio per U/W (Initial Rate) Loan Value: xx.xxx% Tape Value: xx.xxx% |---| -x.xxx% |----| -x.xxxxx% Comment: Total Original T&I for Debt Ratios: (Real Estate Taxes $xxx.xx+Hazard Insurance $xx.xx+MI $xxx.xx,flood insurance $x.xx+HOA Dues $x.xx, Therefore total of all Non-Housing Payments $x,xxx.xx. Total Monthly income $x,xxx.xx. Hence housing ratio per xxxx is xx.xxx%. Tape Source: Initial Tape Type:
Field: Original Note Doc Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -x (Days)   Variance %:    Comment: The Note reflects the Original Note Doc Date as x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate Loan Value: x.xxxxx% Tape Value: xxx.xxxx% Variance: -xxx.xxxxx% Variance %: -xxx.xxxxx% Comment: The note reflects the original stated rate as x.xxx%. Tape Source: Initial Tape Type:	3: Curable	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial Escrow Account disclosure signed by borrower is missing from loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows, unable to obtain the required new construction documents for this manufactured home. Engineering inspection report in file shows MH home affixed."
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage insurance certificate is missing from the loan documents."
* Missing Required Disclosures (Lvl 3) "Your home loan toolkit is missing from the loan documents."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 4.873% Exceeds APR threshold of 4.800% Over By +0.073%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed Higher-Priced Mortgage Loan Test test due to APR calculated 4.873% Exceeds APR threshold of 4.800% Over By +0.073%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* Property is Mobile Home (Lvl 2)     "Home is affixed. An Appraisal Report at the origination is located at “xx” states the type of subject property as a mobile home. The Manufactured Housing Unit Rider located at “xx”, states that the property is affixed to the permanent foundation. The VIN# is xx." The final title policy is missing from the loan file. Also, the VIN# is not available in the legal description of the recorded mortgage."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 50.512%, the borrowers income was $3,636.00 and total expenses are in the amount of $1,836.61 and the loan was underwritten by DU (Locator#xx) and its recommendation is “Approve/Eligible” with a DTI of 50.51%."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
57624485	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other	$2,323.01	$6,234.01	11/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,871.74	3.125%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	635	787	49.445%	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2021 shows that the subject mortgage was originated on xx/XX/2020 and was recorded on xx/XX/2020 in the amount of $xx, with MERS as nominee for xx, recorded with the Instrument#xx. The chain of assignment has been completed. The last assignment is with MERS as nominee for xx. Active mortgages, liens and judgments found against the borrower and property is as follows: 1. There are multiple IRS liens active against common name of borrower in the favor of “xx”, which were recorded on different dates. However, SSN# has not been provided to validate the lien. 2. There are multiple state liens active against common name of borrower in the favor of xx, which were recorded on different dates. However, SSN# has not been provided to validate the lien. 3. There are multiple judgments active against common name of borrower in the favor of “different plaintiffs”, which were recorded on different dates. 1st and 2nd installment county taxes of 2021 have been due on different dates total in the amount of $6,234.01.	According to the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment was received on xx/XX/2021, the applied date was xx/XX/2021 and the next due date for payment is xx/XX/2021.The P&I is in the amount of $1,871.74 and PITI is in the amount of $2,463.68. The UPB reflected as per the payment history is in the amount of $xx.	xx:The current status of the loan is performing.
 According to the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment was received on xx/XX/2021, the applied date was xx/XX/2021 and the next due date for payment is xx/XX/2021.The P&I is in the amount of $1,871.74 and PITI is in the amount of $2,463.68. The UPB reflected as per the payment history is in the amount of $xx.
The subject property has been occupied by the owner. The borrower's intention is to keep the property.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding litigation and contested matter. As per the review of collection comments, the subject property is in good condition. No evidence of damage or repairs has been found.
No evidence has been found regarding COVID-19. xx:xx:xx	Not Applicable	Initial Escrow Acct Disclosure Missing or error on the Rate Lock Mortgage Insurance	Field: Housing Ratio per U/W (Initial Rate) Loan Value: xx.xxx% Tape Value: xx.xxx% |---| x.xxx% |----| x.xxxxx% Comment: updated as per review. Tape Source: Initial Tape Type:
Field: Original Appraised Value   Loan Value: $xxxxxx.xx   Tape Value: $xxxxxx.xx   Variance: $xxxx.xx   Variance %: x.xxxxx%   Comment: Original appraised value is $xx   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -x (Days)   Variance %:    Comment: Original note doc date is x/XX/xxxx   Tape Source: Initial   Tape Type:
Field: Original Stated Rate Loan Value: x.xxxxx% Tape Value: xxx.xxxx% Variance: -xxx.xxxxx% Variance %: -xxx.xxxxx% Comment: Original stated rate is x.xxx% Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 3/XX/2020 reflects Points - Loan Discount Fee at $1,369.00. However, final CD dated 4/XX/2020 reflects Points - Loan Discount Fee at $3,277.04. This is an increase in fee of $1,638.04 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial Escrow Account Disclosure is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "The tape shows that the seller’s parents had deeded the property to the seller in December 2019. Unable to resolve the flipping issue on this loan, outside by 3 days with no exception to use the seller acquisition as a non-sale transaction."
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage Insurance certificate is missing from the loan file."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement is missing from the loan documents."
																																																																																							* Missing Required Disclosures (Lvl 3) "Home Loan Toolkit is missing from the loan file."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.445% as the Borrower’s income is $8,110.00 and total expenses are in the amount of $4,010.02 and the loan was underwritten by AUS/DU (Locator# xx) and its recommendation is “Approve/Eligible” with 49.45%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
82603678	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,440.38	11/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$815.57	3.500%	360	xx	xx	FHA	Fixed	Refinance	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	677	658	39.904%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2021 shows that the subject mortgage was originated on xx/XX/2020 and was recorded on xx/XX/2020 in the amount of $xx, with MERS as nominee for xx, recorded with the Instrument# xx.

The chain of assignment has been completed. The last assignment is with MERS as nominee for xx Company.

No active liens and judgments have been found against borrower and property.

1st and 2nd installment county taxes of 2022 have been due on different dates total in the amount of $2,440.38.	According to the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment was received on xx/XX/2021, the applied date was xx/XX/2021 and the next due date for payment is xx/XX/2021.The P&I is in the amount of $815.57 and PITI is in the amount of $1,087.65. The UPB reflected as per the payment history is in the amount of $xx.	xx:The current status of the loan is performing.
 According to the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment was received on xx/XX/2021, the applied date was xx/XX/2021 and the next due date for payment is xx/XX/2021.The P&I is in the amount of $815.57 and PITI is in the amount of $1,087.65. The UPB reflected as per the payment history is in the amount of $xx.
The subject property has been occupied by the owner. The borrower's intention is to keep the property.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding litigation and contested matter. As per the review of collection comments, the subject property is in good condition. No evidence of damage or repairs has been found.
No evidence has been found regarding COVID-19. xx-19 attestation available in loan files at location “xx”. xx:xx:xx	Not Applicable	Initial Escrow Acct Disclosure Missing Dicsloures Missing or error on the Rate Lock Mortgage Insurance Right of Rescission	Field: Housing Ratio per U/W (Initial Rate) Loan Value: xx.xxx% Tape Value: xx.xxx% |---| x.xxx% |----| x.xxxxx% Comment: Total subject property PITIA (P&I $xxx.xx+ Real Estate Taxes $xxx.xx+ Hazard Insurance $xx.xx + Flood Insurance $x.xx+ MI $xxx.xx+ HOA Dues $x.xx) equals $x,xxx.xx. Total verified monthly income equals $x,xxx.xx. Hence post close Housing Ratio per xxxx is xx.xxx%. Tape Source: Initial Tape Type:
Field: Original Stated Rate Loan Value: x.xxxxx% Tape Value: xxx.xxxx% Variance: -xxx.xxxxx% Variance %: -xxx.xxxxx% Comment: The note reflects Stated Rate as x.xxxx%. Tape Source: Initial Tape Type:	3: Curable	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial Escrow Account disclosure signed by borrower is missing from loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "The provided Seller’s tape is showing an alert that the subject loan was repurchased."
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage insurance certificate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "Your home loan toolkit is missing from the loan documents."
																																																																																							* Right of Rescission missing or unexecuted (Lvl 3) "Right of Rescission is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
96236396	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,586.16	11/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,077.84	3.875%	360	xx	xx	FHA	Fixed	Refinance	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	694	Not Applicable	39.682%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2021 shows that the subject mortgage was originated on xx/XX/2019 and was recorded on xx/XX/2019 in the amount of $xx, with MERS as nominee for xx Company, a xx recorded with the Instrument# xx.

The chain of assignment has been completed. The last assignment is with MERS as nominee for xx Company, a xx.

No active liens and judgments have been found against borrower and property.

There are no prior year real estate delinquent taxes.	According to the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment was received on xx/XX/2021, the applied date was xx/XX/2021 and the next due date for payment is xx/XX/2021.The P&I is in the amount of $1,077.84 and PITI is in the amount of $1,424.13. The UPB reflected as per the payment history is in the amount of $xx.	xx:The current status of the loan is performing.
 According to the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment was received on xx/XX/2021, the applied date was xx/XX/2021 and the next due date for payment is xx/XX/2021.The P&I is in the amount of $1,077.84 and PITI is in the amount of $1,424.13. The UPB reflected as per the payment history is in the amount of $xx.
The subject property has been occupied by the owner. The borrower's intention is to keep the property.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding litigation and contested matter. As per the review of collection comments, the subject property is in good condition. No evidence of damage or repairs has been found.
No evidence has been found regarding COVID-19. xx:xx:xx	Not Applicable	Initial Escrow Acct Disclosure Missing or error on the Rate Lock Mortgage Insurance Right of Rescission	Field: Housing Ratio per U/W (Initial Rate) Loan Value: xx.xxx% Tape Value: xx.xxx% |---| x.xxx% |----| x.xxxxx% Comment: Updated as per final xxxx. Tape Source: Initial Tape Type:
Field: Original Appraised Value   Loan Value: $xxxxxx.xx   Tape Value: $xxxxxx.xx   Variance: $xxxx.xx   Variance %: x.xxxxx%   Comment: Appraisal Report reflects appraisal value as $xx.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: -x (Days)   Variance %:    Comment: Updated as per Note.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate Loan Value: x.xxxxx% Tape Value: xxx.xxxx% Variance: -xxx.xxxxx% Variance %: -xxx.xxxxx% Comment: Updated as per Note. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Initial Loan Estimate is dated 08/XX/2019 and electronically signed on 08/XX/2019 which is greater than 3 days of initial 1003 dated 08/XX/2019. TRID is failing for timing of Initial LE."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test and charges that in total cannot increase more than 10% tolerance test due to loan failed Initial LE estimate delivery and timing test. Initial LE dated 08/XX/2019 delivered on 08/XX/2019 which is more than 3 business days from initial application date 08/XX/2019."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial Escrow Account disclosure is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "The provided Seller’s tape is showing an alert that the subject loan was repurchased."
* MI, FHA or MIC missing and required (Lvl 3)     "Final closing disclosure reflects monthly MIP as $148.95. However, Mortgage Insurance certificate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Right of Rescission missing or unexecuted (Lvl 3) "Right of Rescission is missing from the loan documents."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
19191465	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,088.80	10/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,094.50	4.125%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	651	Not Applicable	45.232%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2021 and was recorded on xx/XX/2021, in the amount of $xx with MERS as nominee for xx.

The chain of assignment has been completed.

There is one junior mortgage active in the favor of xx of the City of xx in the amount of $xx, originated on xx/XX/2021 and recorded on xx/XX/2021.

1st county taxes of 2021 have been paid in the amount of $544.40 on xx/XX/2021.

2nd county taxes of 2021 have been due in the amount of $544.40.

No prior year delinquent taxes have been found.	According to payment history as of xx/XX/2021, the borrower is current with the loan and the next due date for payment is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $1,400.07 which was applied for due date xx/XX/2021. The current P&I is in the amount of $1,094.50 and current PITI is in the amount of $1,400.07 with an interest rate of 4.125%. The current UPB reflected as per the payment history is in the amount of $xx.	xx:According to payment history the current status of the loan is performing.

According to payment history as of xx/XX/2021, the borrower is current with the loan and the next due date for payment is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $1,400.07 which was applied for due date xx/XX/2021. The current P&I is in the amount of $1,094.50 and current PITI is in the amount of $1,400.07 with an interest rate of 4.125%. The current UPB reflected as per the payment history is in the amount of $xx.

The loan hasn’t modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance Origination Appraisal	Field: Age of Loan Loan Value: x Tape Value: x |---| -x |----| -xx.xxxxx% Comment: NA. Tape Source: Initial Tape Type:
Field: Borrower #x Middle Name   Loan Value: xx   Tape Value: R   Variance:    Variance %:    Comment: Original note reflects Borrower#x Middle name as xx.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Mortgage Type   Loan Value: FHA   Tape Value: Conventional   Variance:    Variance %:    Comment: Original note reflects Mortgage Type as FHA.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral value used for underwriting: $xx, loan amount: $xx. LTV=xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: The borrower’s total monthly income is $x,xxx.xx after subject loan the proposed amount $x,xxx.xx and total non-housing payments is $xx.xx hence the calculated DTI ratio is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Original note reflects property address street as xx. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "CE Risk indicator is "Elevated" due to following factors:

1. This loan is failed for FHA QM Safe Harbor Test as APR (5.256%) is exceeded APOR (5.070%) by 0.186%. The APR threshold is 5.070% and the subject loan is escrowed one.

FHA QM Safe Harbor Test: FAIL    Charged: 5.256%      Allowed: 5.070%      Over by: +0.186%

2. This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule as the loan is failed for QM safe Harbor threshold test as APR (4.920%) is exceeded APOR (4.570%) by 0.350%. The APR threshold is 4.570% and the subject loan is escrowed one.

Qualified Mortgage Safe Harbor Threshold Test: FAIL      Charged: 4.920%      Allowed: 4.570%      Over by: +0.350%"
* Loan does not conform to program guidelines (Lvl 3)     "The provided Seller’s tape is showing an alert that the subject loan could not be FHA insured because appraiser was not a licensed FHA appraiser in Arizona. Due to which the monthly mortgage insurance was removed and it was refunded back."
* Missing or error on the Rate Lock Document (Lvl 3) "An executed copy of Rate Lock Agreement is missing from the loan file."	* Higher Price Mortgage Loan (Lvl 2) "This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.

Higher-Priced Mortgage Loan Test: FAIL      Charged: 5.256%      Allowed: 4.570%      Over by: +0.686%"
* MI, FHA or MIC missing and required (Lvl 2)     "This is a FHA loan and MI Certificate is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.23% as the Borrower’s income is $3,214.50 and total expenses are in the amount of $1,454.07 and the loan was underwritten by AUS/DU (Locator#xx) & its recommendation is “Approve/Eligible” and DTI is showing in it as 45.23%."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
9818220	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$282.58	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$325.22	3.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Secondary	Yes	Yes	No	674	699	38.250%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2020 with the lender MERS as nominee for xx for the amount of $xx which was recorded on xx/XX/2020.
No chain of assignments have been found.
No active liens and judgments have been found
First and second combined installment taxes for the year of 2021 have been paid.	According to the payment history as of xx/XX/2021, the borrower is currently making the regular payments and the next due date is xx/XX/2022. Last payment was received on xx/XX/2021 in the amount of $211.47 with an interest rate of 3.125%. The new UPB is reflected in the amount of $xx.	xx:The loan present status is performing.
According to the payment history as of xx/XX/2021, the borrower is currently making the regular payments and the next due date is xx/XX/2022. Last payment was received on xx/XX/2021 in the amount of $211.47 with an interest rate of 3.125%. The new UPB is reflected in the amount of $xx.
Currently, the co-borrower is working at the xx as a xx from 5.5 years.
The loan was not modified since origination.
No foreclosure activity has been found.
No bankruptcy details have been found.
Subject property occupancy is unable to be determined. No damage and repairs have been found. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: x Tape Value: xx |---| -x |----| -xx.xxxxx% Comment: Original note reflects age of loan as x. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The provided Seller’s tape is showing an alert that the Freddie repurchased the loan and it must be 7 years lapsed from the time of Foreclosure to the new NOTE."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "An executed copy of Rate Lock Agreement is missing from the loan file."			Minimal	Not Covered	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
76168668	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,845.86	09/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,458.99	2.990%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Streamline Refinance	Yes	Other	xx	12.000%	Not Applicable	Single Family	xx	xx	Secondary	Yes	Yes	No	778	Not Applicable	47.383%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2021 with the lender MERS as nominee for xx for the amount of $xx which was recorded on xx/XX/2021.
No chain of assignments have been found.
No active liens and judgments have been found
Combined annual taxes for the year of 2021 have been paid in the amount of $1845.86.
No prior year delinquent taxes have been found.	According to the payment history as of xx/XX/2021, the borrower is currently making the regular payments and the next due date is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $2027.41. Current P&I is $1458.99 and the interest rate of 2.990%. The new UPB is reflected in the amount of $xx.	xx:The loan present status is performing.
According to the payment history as of xx/XX/2021, the borrower is currently making the regular payments and the next due date is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $2027.41. Current P&I is $1458.99 and the interest rate of 2.990%. The new UPB is reflected in the amount of $xx.
Currently, the co-borrower is working at the xx as a 1099 Contractor from 12 years.
The loan was not modified since origination.
No foreclosure activity has been found.
No bankruptcy details have been found.
Subject property occupancy is unable to be determined. No damage and repairs have been found. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: x Tape Value: xx |---| -x |----| -xx.xxxxx% Comment: Note reflects age of loan as x. Tape Source: Initial Tape Type:
Field: Original Note Doc Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -x (Days)   Variance %:    Comment: Note reflects note date as x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: x.xxxxx%   Tape Value: x.xxxxx%   Variance: x.xxxxx%   Variance %: x.xxxxx%   Comment: Note reflects stated rate as x.xxxx%.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: As per Final xxxx application post-close DTI as xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Post-Close Housing Ratio per xxxx Loan Value: xx.xxx% Tape Value: x.xxx% Variance: xx.xxx% Variance %: xx.xxxxx% Comment: Tape Source: Initial Tape Type:	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approve at 45.446%. Tape shows undisclosed IRS payments may push DTI to over 52%. Unable to rely on documents in file and unable to calculate ATR."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 47.383%, the Borrower income was $6,490.48 and total expenses are in the amount of $3,075.41 and the loan was underwritten by LP (xx) and its recommendation is “Accept” with a DTI of 47%."		Minimal	Not Covered	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
34575366	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,403.77	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$926.34	2.990%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	756	Not Applicable	24.032%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2021 and was recorded on xx/XX/2021, in the amount of $xx with MERS as nominee for xx.

The chain of assignment has been completed.

No active judgments or liens have been found.

Annual county taxes of 2021 have been paid in the amount of $3,267.62.

No prior year delinquent taxes have been found.	According to payment history as of xx/XX/2021, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2021 in the amount of $1,398.67 which was applied for due date xx/XX/2021. The current P&I is in the amount of $926.34 and current PITI is in the amount of $1,398.67 with an interest rate of 2.990%. The current UPB reflected as per the payment history is in the amount of $xx.	xx:According to servicing comments, the current status of the loan is performing.

According to payment history as of xx/XX/2021, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2021 in the amount of $1,398.67 which was applied for due date xx/XX/2021. The current P&I is in the amount of $926.34 and current PITI is in the amount of $1,398.67 with an interest rate of 2.990%. The current UPB reflected as per the payment history is in the amount of $xx.

As per servicing comment unable to determine the reason for default.

No comment pertaining to the damage on the subject property has been observed.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found. xx:xx:xx	Not Applicable	Field: Age of Loan Loan Value: x Tape Value: xx |---| -x |----| -xx.xxxxx% Comment: Age of loan is x. Tape Source: Initial Tape Type:
Field: Original Note Doc Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -x (Days)   Variance %:    Comment: AS per note doc note date is xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Post close DTI per xxxx is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Post-Close Housing Ratio per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Post close housing ratio as per xxxx is xx.xxx%.   Tape Source: Initial   Tape Type:
																																																																																				Field: Purpose of Refinance Per Application Loan Value: Change in Rate/Term Tape Value: No Cash-Out Variance: Variance %: Comment: Final application reflects purpose of refinance Change in Rate/Term. Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 24.00%. Seller tape shows borrower switched job prior to funding(No supporting income/VOE to validate). Unable to rely on documents in file and unable to calculate ATR."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
8030928	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$661.34	10/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$631.03	2.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	749	Not Applicable	32.802%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2021 and was recorded on xx/XX/2021, in the amount of $xx with MERS as nominee for xx.

The chain of assignment has been completed.

No active judgments or liens have been found.

Annual combined taxes of 2021 have been paid in the amount of $661.34 on xx/XX/2021.

No prior year delinquent taxes have been found.	According to payment history as of xx/XX/2021, the borrower is current with the loan and the next due date for payment is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $1,003.78 which was applied for due date xx/XX/2021. The current P&I is in the amount of $631.03 and current PITI is in the amount of $1,003.78 with an interest rate of 2.990%. The current UPB reflected as per the payment history is in the amount of $xx.	xx:According to servicing comments, the current status of the loan is performing.

According to payment history as of xx/XX/2021, the borrower is current with the loan and the next due date for payment is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $1,003.78 which was applied for due date xx/XX/2021. The current P&I is in the amount of $631.03 and current PITI is in the amount of $1,003.78 with an interest rate of 2.990%. The current UPB reflected as per the payment history is in the amount of $xx.

As per servicing comment unable to determine the reason for default.

No comment pertaining to the damage on the subject property has been observed.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found. xx:xx:xx	Not Applicable	Field: Age of Loan Loan Value: x Tape Value: x |---| -x |----| -xx.xxxxx% Comment: Age of loan is x. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Seller tape shows loan is non-salable; Manufactured Home > 95% LTV, Ineligible."	* Property is Manufactured Housing (Lvl 2) "Home is affixed.
																																																																																								According to appraisal report located at “xx” the subject property is manufactured housing. Final title policy at the time of origination does not have an attached Alta 7 endorsement. Document located at "xx affidavit" shows that the property is affixed with VIN#xx. Hence the subject property is affixed."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
62444174	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,467.69	10/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,578.99	3.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	735	Not Applicable	40.535%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2020 with lender MERS as nominee for xx,and recorded on xx/XX/2020 for the amount of $xx.
The chain of assignment has not been completed. No latest assignment has been found.
There are no active liens and judgments against the borrower.
Taxes for the year 2021 have been paid for the amount of $2467.69. No prior year tax delinquency has been found.	According to the payment history as of dated xx/XX/2021, the borrower is regular with the payment and the next due date is xx/XX/2021. The last payment was received on xx/XX/2021 for the amount of $2066.58xx. The monthly P&I is in the amount of $1578.99 with an interest rate of 3.125%. The current UPB is reflected in PH for the amount of $xx.	xx:The current status of the loan is performing. According to the payment history as of dated xx/XX/2021, the borrower is regular with the payment and the next due date is xx/XX/2021. The last payment was received on xx/XX/2021 for the amount of $2066.58xx. The monthly P&I is in the amount of $1578.99 with an interest rate of 3.125%. The current UPB is reflected in PH for the amount of $xx.
No evidence have been found regarding the foreclosure and bankruptcy as the complete comment history is missing. Also, unable to determine the current occupancy. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: xx Tape Value: xx |---| -x |----| -xx.xxxxx% Comment: NA Tape Source: Initial Tape Type:
Field: MI Company   Loan Value:xx  Tape Value: Other   Variance:    Variance %:    Comment: MI document reflect MI company asxx.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -xx.xxx%   Variance %: -xx.xxxxx%   Comment: Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx.xxx%, the borrower's income was $x,xxx.xx and total expenses are in the amount of $x,xxx.xx.   Tape Source: Initial   Tape Type:
																																																																																				Field: Post-Close Housing Ratio per xxxx Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: -xx.xxx% Variance %: -xx.xxxxx% Comment: Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx.xxx%, the borrower's income was $x,xxx.xx and total expenses are in the amount of $x,xxx.xx. Tape Source: Initial Tape Type:	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 40%. Income misrepresentation over SE income from BWR’s spouse (BWR2) Sched C business. Unable to rely on documents in file and unable to calculate ATR."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
40349566	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$3,026.36	11/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,740.83	3.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	High Rise Condo (>=9 Stories)	xx	xx	Secondary	Yes	Yes	No	793	776	40.540%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2021 reflects that the subject mortgage was originated on xx/XX/2021 with the lender MERS as nominee for xx, in the amount of $xx, which was recorded on xx/XX/2021 Instrument# | Book/Page#xx.
The chain of the assignment has been completed.
No active liens and judgments have been found against the borrower and the property.
Combined 2nd half taxes for the year of 2021 are due on xx/XX/2022 in the amount of $3,026.36.
No prior year’s delinquent taxes have been found.	According to a review of the payment history as of xx/XX/2021, the loan is currently performing and the next due date for the regular payment is xx/XX/2021. The last payment was received on xx/XX/2021 total in the amount of PITI $2,386.61 which includes P&I $1,740.83 with the rate of interest 3.250%, which was applied for the due date of xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.	xx:According to the review of the servicing comments, the current status of loan is performing. The next due date for the regular payment is xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.
No comments have been found regarding reason for default.
There is Covid-19 attestation available in loan file which is located at “xx”.
The borrower xx has been working at xx as xx for 12 years.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No details have been found regarding damage. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: x Tape Value: x |---| -x |----| -xx.xxxxx% Comment: NA. Tape Source: Initial Tape Type:
Field: Borrower #x Middle Name   Loan Value: xx  Tape Value: xx   Variance:    Variance %:    Comment: Note document dated xx/XX/xxxx reflects borrowers middle name as xx  Tape Source: Initial   Tape Type:
Field: Occupancy at Origination (Property Usage Type)   Loan Value: Secondary   Tape Value: Primary   Variance:    Variance %:    Comment: Final application reflects occupancy as Secondary.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Total Original T&I for Debt Ratios: (Real Estate Taxes $xxx.xx + Hazard Insurance $xx.xx + Flood Insurance $xx + MI $xx + HOA Dues $xx ) equals $x,xxx.xx and All Other Monthly payments are $x,xxx.xx. The Borrowers Total Monthly income Verified as $xx. Hence, Post-Close DTI per xxxx is xx.xxx%.   Tape Source: Initial   Tape Type:
																																																																																				Field: Subject Property Type Loan Value: High Rise Condo (>=x Stories) Tape Value: Low Rise Condo (x-x Stories) Variance: Variance %: Comment: Appraisal report in loan file reflects property type as 'High Rise Condo'. Tape Source: Initial Tape Type:	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 40.93%. Seller tape shows SE income miscalculation due to the lack of supporting documentation and including the other open mortgage at closing and missing rental agreement may push DTI to over 58.75%. Unable to rely on docs in file and unable to calc ATR."		Minimal	Not Covered	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
25165360	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$20,385.17	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,386.12	4.000%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	3 Family	xx	xx	Investor	Yes	Yes	Yes	779	Not Applicable	19.323%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per Note, the loan was originated on xx/XX/2020 in the amount of $xx, with MERS xx

No chain of assignments found. Unable to determine last assignee.

No active liens and judgments have been found against borrower and property.

There are no prior year real estate delinquent taxes.	According to the payment history as of xx/XX/2021, the borrower is current with the loan. Unable to determine last payment received date and the next due date for payment is xx/XX/2021.The PITI is in the amount of $5,315.54. The UPB reflected as per the payment history is in the amount of $xx.	xx:The current status of the loan is performing.
According to the payment history as of xx/XX/2021, the borrower is current with the loan. Unable to determine last payment received date and the next due date for payment is xx/XX/2021.The PITI is in the amount of $5,315.54. The UPB reflected as per the payment history is in the amount of $xx.
Unable to determine RFD.
Unable to determine FB and BK. xx:xx:xx	Not Applicable	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing or error on the Rate Lock	Field: Age of Loan Loan Value: xx Tape Value: xx |---| -x |----| -x.xxxxx% Comment: NA Tape Source: Initial Tape Type:
Field: Original Appraisal Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xx (Days)   Variance %:    Comment: Updated as per Appraisal document.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -xx.xxx%   Variance %: -xx.xxxxx%   Comment: NA   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Change in Rate/Term Tape Value: No Cash-Out Variance: Variance %: Comment: As per Final application. Tape Source: Initial Tape Type:	3: Curable	* Homeownership Counselling Disclosure is missing. (Lvl 3) "Homeownership counseling disclosure is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 3)     "Intent to proceed is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject loan is NOO with approved at 20.06%. Tape shows income and asset issues. No further details are available in the file."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "Settlement service providers list is missing from the loan documents."
																																																																																							* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "Affiliated business disclosure is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
58877234	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$3,917.76	$13,773.42	07/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,632.95	5.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	637	Not Applicable	44.943%	First	Final policy	Not Applicable	Not Applicable	10/XX/2020	$326,753.50	Not Applicable	3.375%	$1,241.43	11/XX/2020	Financial Hardship	As per the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2018 with lender MERS as nominee for xx, and recorded on xx/XX/2018 for the amount of $xx.
The chain of assignment has been completed. Currently, the assignment is with xx, xx.
There are no active liens and judgments against the borrower.
Annual taxes for the year 2021 have been paid for the amount of $xx. However, the taxes for the year 2019 are delinquent for the amount of $3917.76 good through as xx/XX/2021.	According to the payment history as of dated xx/XX/2021, the borrower has been delinquent for 4 months and the next due date is xx/XX/2021. The last payment was received on xx/XX/2021 for the amount of $2,584.44xx. The monthly P&I is in the amount of $1241.43 with an interest rate of 3.375%. The current UPB is reflected in PH for the amount of $xx.	xx:The current status of the loan is in collection. According to the payment history as of dated xx/XX/2021, the borrower has been delinquent for 4 months and the next due date is xx/XX/2021. The last payment was received on xx/XX/2021 for the amount of $2,584.44xx. The monthly P&I is in the amount of $1241.43 with an interest rate of 3.375%. The current UPB is reflected in PH for the amount of $xx.
No comments have been found regarding the foreclosure and bankruptcy. The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. As per the servicing comment dated xx/XX/2020, the borrower’s income has been impacted due to covid-19. xx:xx:xx	The modification agreement was made between the lender xx and the borrower xx on xx/2020. The new principal balance as per mod is $xx. The first payment was due on xx/2020 and the maturity date is 10/XX/2060. The modified P&I is in the amount of $1241.43 with an interest rate of 3.375%. The modification does not contain balloon payment.	Hazard Insurance	Field: Stated Maturity Date Loan Value: xx/XX/xxxx Tape Value: xx/XX/xxxx |---| xxxx (Days) |----| Comment: Tape Source: Initial Tape Type:	3: Curable	* GSE Points and Fees Test Violations (Lvl 3) "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to Fees charged $9,054.79 Exceeds Fees threshold of $8,529.94 Over by +$524.85.
The below fees were included in the test:

Mortgage Broker Fee paid by Borrower: $8,132.16
Points - Loan Discount Fee paid by Borrower: $922.63

Loan fails Mortgage Lending Policy points and fees test due to Fees charged $9,054.79 Exceeds Fees threshold of $8,529.94 Over by +$524.85.
The below fees were included in the test:

Mortgage Broker Fee paid by Borrower: $8,132.16
Points - Loan Discount Fee paid by Borrower: $922.63"
* Missing proof of hazard insurance (Lvl 3) "Hazard Insurance is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 6.726% Exceeds APR threshold of 6.050% Over By +0.676%. Subject loan is not escrowed.

Loan failed NY Subprime Home Loan Test. Due to APR calculated 6.726% Exceeds APR threshold of 6.290% Over By +0.436%."
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed TILA Finance Charge Test. Finance charge disclosed on Final CD as $xx. Calculated finance charge is $xx for an under disclosed amount of -$xx. Reason for Finance Charge under disclosure is unknown as the Fee Itemization is missing. Subject loan is a purchase, originated on 9/XX/2018 and the SOL is 1 year.

Loan Failed TILA APR Test due to APR calculated 5.573% Exceeds APR threshold of 6.726% over by -1.153%. Subject loan is a purchase, originated on 9/XX/2018 and the SOL is 1 year."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "The loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 08/XX/2018 does not reflect the Points-Loan Discount fee. However, the Final CD dated 09/XX/2018 reflects the Points-Loan Discount fee at +$922.63. This is an increase in fee of $922.63 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

The loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 08/XX/2018 reflects Mortgage Broker Fee at $7,654.00. However, the Final CD dated 09/XX/2018 reflects Mortgage Broker Fee at $8,132.16. This is an increase in fee of +$478.16 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

TRID Violation due to decrease in Lender Credit on Final Closing Disclosure dated 09/XX/2018. Initial CD dated 08/XX/2018 reflects Lender Credit at $6,581.80. However, the Final CD dated 09/XX/2018 does not reflect Lender Credit. This is a decrease of +$6,581.80 for the fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents.

Subject loan is a purchase, originated on 9/XX/2018 and the SOL is 1 year."
* Higher Price Mortgage Loan (Lvl 2)     "Loan failed Higher-Priced Mortgage Loan Test due to APR calculated 6.726% Exceeds APR threshold of 6.050% Over By +0.676%.

This Loan Failed the Higher-priced mortgage loan required escrow account test. Due to The payment of homeowner's insurance and property taxes for properties that are not a condominium, high rise condominium, or planned unit development.

Subject loan is a purchase, originated on 9/XX/2018 and the SOL is 1 year."
* LE/CD Issue date test Fail (Lvl 2)     "This Loan Failed Revised Closing Disclosure Delivery waiting period test due to changes before consummation requiring a new waiting period. APR becomes inaccurate."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.940%, the borrower’s income is $5,850.00 and total expenses are in the amount of $2,629.19 and the loan was underwritten by AUS/DU (Locator# xx) and its recommendation is “Approve/Eligible” for a DTI of 44.940%."		Critical	Fail	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
24396441	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,152.05	11/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,369.65	2.750%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	765	764	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2021 reflects that the subject mortgage was originated on xx/XX/2021 with the lender MERS as nominee for xx in the amount of $xx, which was recorded on xx/XX/2021 Instrument# | Book/Page# xx..
The chain of the assignment has been completed.
No active liens and judgments have been found against the borrower and the property.
County 2nd half taxes for the year of 2021 are due on xx/XX/2021 in the amount of $3,152.05.
No prior year’s delinquent taxes have been found.	According to a review of the payment history as of xx/XX/2021, the loan is currently performing and the next due date for the regular payment is xx/XX/2021. The last payment was received on xx/XX/2021 total in the amount of PITI $2,006.47 which includes P&I $1,369.65 with the rate of interest 2.750%, which was applied for the due date of xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.	xx:According to the review of the servicing comments, the current status of loan is performing. The next due date for the regular payment is xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.
No comments have been found regarding reason for default.
The borrower xx was retired 3 years back.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No details have been found regarding damage. xx:xx:xx	Not Applicable	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: N.A. Tape Source: Initial Tape Type:
																																																																																				Field: Post-Close DTI per xxxx Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: -x.xxx% Variance %: -x.xxxxx% Comment: Poat-Close DTI is xx.xxx%. Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Subject is NOO. Tape shows document supporting omission of debts documentation missing. The borrower does not have sufficient income to support obligations mortgage obligation with Nations Star / Mr. Cooper reflecting a monthly payment of $1856. The loan file contains no documentation to support excluding this debt from the qualifying ratios. When this debt is included, the debt to income (DTI) ratio increases to 74%. The LPA is invalidated and the loan is not eligible as a manually underwritten loan due to the excessive DTI. Also, the loan file includes an Exterior-Only appraisal. The subject transaction was a no cash-out refinance. An exterior-only appraisal was not permitted for this transaction."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
20062006	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,960.72	11/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,039.07	3.125%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	779	Not Applicable	58.603%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2021 shows that the subject mortgage was originated in the amount of $xx on xx/XX/2021 with the lender MERS as nominee for xx which was recorded on xx/XX/2021.
The chain of the assignment has been completed. The latest assignment is with xx.
No active judgments or liens have been found.
Taxes of 2021-2022 are due in the amount of $3,960.72.	According to the payment history as of xx/XX/2021, the borrower is current with the loan and the last payment was received on xx/XX/2021 which was applied for xx/XX/2021 and the next due date for the payment is xx/XX/2021. The P&I is in the amount of $2,039.07 and PITI is in the amount of $2,408.31. The UPB reflected is in the amount of $xx.	xx:As per the review of the servicing comments, currently, the loan is in performing and the borrower is current with the loan and the last payment was received on xx/XX/2021 which was applied for xx/XX/2021 and the next due date for the payment is xx/XX/2021. The P&I is in the amount of $2,039.07 and PITI is in the amount of $2,408.31. The UPB reflected is in the amount of $xx.
The reason for default is unable to be determined.
No comments have been found regarding foreclosure in the latest servicing comments.
No comments have been found regarding bankruptcy in the latest servicing comments.
The subject property has been occupied by the owner. Recent servicing comments do not reflect any damage pertaining to the subject property. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: NA. Tape Source: Initial Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -xx.xxx%   Variance %: -xx.xxxxx%   Comment: As per Tape data, Post Close DTI is xx.xxx%. However Final Application documents reflects as xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Post-Close Housing Ratio per xxxx Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: -xx.xxx% Variance %: -xx.xxxxx% Comment: As per Tape data, Post Close Housing Ratio is xx.xxx%. However Final Application documents reflects as xx.xxx%. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Subject is NOO and approved at 59.00%. Tape shows qualifying income not supported and unable to obtain approval eligible due to DTI - income defect identified by investor."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
70790736	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,664.87	10/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,338.99	2.990%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	709	Not Applicable	41.711%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2021 shows that the subject mortgage was originated on xx/XX/2020 and was recorded on xx/XX/2021 in the amount of $xx, with MERS as nominee for xx, recorded with the Instrument#xx.

The chain of assignment has been completed. The last assignment is with MERS as nominee for xx

No active liens and judgments have been found against borrower and property.

There are no prior year real estate delinquent taxes.	According to the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment was received on xx/XX/2021, the applied date was xx/XX/2021 and the next due date for payment is xx/XX/2021.The P&I is in the amount of $1,338.99 and PITI is in the amount of $2,272.42. The UPB reflected as per the payment history is in the amount of $xx.	xx:The current status of the loan is performing.
 According to the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment was received on xx/XX/2021, the applied date was xx/XX/2021 and the next due date for payment is xx/XX/2021.The P&I is in the amount of $1,338.99 and PITI is in the amount of $2,272.42. The UPB reflected as per the payment history is in the amount of $xx.
The subject property has been occupied by the owner. The borrower's intention is to keep the property.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding litigation and contested matter. As per the review of collection comments, the subject property is in good condition. No evidence of damage or repairs has been found.
No evidence has been found regarding COVID-19. xx:xx:xx	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: As per final xxxx borrower income is $x,xxx.xx and total expenses is $x,xxx.xx. DTI is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Post-Close Housing Ratio per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: As per final xxxx borrower income is $x,xxx.xx and total expenses is $x,xxx.xx. Housing ratio is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Cash Out - Other   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment: Propose of refinance is cash out other.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-x Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "PIW disclosure signed by the borrower is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 3)     "The Borrower's Intent to proceed is missing in loan file."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 41.71%. Tape shows incorrect housing debt used may push DTI over 46% and missing verification of BWR SE business and P&L. Unable to rely on documents in file and unable to calculate ATR."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
21267590	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,660.82	11/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$673.70	2.990%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	704	Not Applicable	49.828%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2020 with the lender MERS as nominee for xx in the amount of $xx which was recorded on xx/XX/2021 with instrument#xx.

There is no chain of assignment as the subject mortgage is with the original lender.

No active judgments or liens have been found against the borrower/subject property.

County 3rd and 4th installment taxes of 2021 are due in the amount of $414.44 on xx/XX/2022 and $414.44 on xx/XX/2022. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment was received on xx/XX/2021 which was applied to xx/XX/2021. The next due date for payment is xx/XX/2021. The borrower pays the P&I in the amount of $673.70 and PITI in the amount of $874.07. The current UPB reflected is in the amount of $xx.	xx:As per the review of collection comments, the current status of the loan is performing. According to the payment history as of xx/XX/2021, the borrower is current with the loan. The next due date for payment is xx/XX/2021. The current UPB reflected is in the amount of $xx. No comments have been found regarding the borrower’s income is impacted due to covid-19 pandemic. No comments have been found regarding the subject property condition. Currently, the borrower is working at xx as xx for 6 months. xx:xx:xx	Not Applicable	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: N.A Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 49.82%. Tape shows BWR was not employed at closing. Unable to rely on documents in file and unable to calculate ATR."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.828%, the borrower income was $3,466.67 and total expenses are in the amount of $1,727.36. The loan was underwritten by AUS/DU (Locator -xx) and its recommendation is “Approve/Eligible” with a DTI of 49.83%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
24621882	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$15,954.15	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,067.93	2.990%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	Other	xx	12.000%	Unavailable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	771	Not Applicable	35.124%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2021 shows that the subject mortgage was originated in the amount of $xx on xx/XX/2020 with the lender MERS as nominee for xx which was recorded on xx/XX/2020.
There is a prior mortgage recorded on xx/XX/2020 in the favor of xx in the amount of $xx.
No active judgments or liens have been found.
Taxes of 2021 have been paid in the amount of $xx.	According to the payment history as of xx/XX/2021, the borrower is current with the loan and the last payment was received on xx/XX/2021 which was applied for xx/XX/2021 and the next due date for the payment is xx/XX/2022. The P&I is in the amount of $2,067.93 and PITI is in the amount of $2,067.93. The UPB reflected is in the amount of $xx.	xx:As per the review of the servicing comments, currently, the loan is in performing and the borrower is current with the loan and the last payment was received on xx/XX/2021 which was applied for xx/XX/2021 and the next due date for the payment is xx/XX/2022. The P&I is in the amount of $2,067.93 and PITI is in the amount of $2,067.93. The UPB reflected is in the amount of $xx.
The reason for default is unable to be determined.
No comments have been found regarding foreclosure in the latest servicing comments.
No comments have been found regarding bankruptcy in the latest servicing comments.
The subject property has been occupied by the owner. Recent servicing comments do not reflect any damage pertaining to the subject property. xx:xx:xx	Not Applicable	Origination Appraisal Transmittal (1008)	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Seller tape shows general appraisal requirements - appraisal not complete or compliant. An Exterior-only, desktop appraisal was completed for this owner occupied, no-cash out refinance transaction. However, the appraiser is required to develop sufficient information about the property to complete the appraisal assignment."
* Missing Appraisal (Lvl 3)     "Appraisal report is missing from the loan documents. Appraisal report from loan document is after closing date."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Transmittal summary is missing from loan documents. However, Transmittal summary from loan documents does not match with loan amount."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 35%. Tape shows file missing SE P&L, business bank statements and verification of taxes and insurance on other property. Unable to rely on docs in file and unable to calc ATR."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
78368623	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,083.68	10/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$311.17	2.875%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	693	Not Applicable	38.027%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2021 reflects that the subject mortgage was originated on xx/XX/2021 with the lender MERS as nominee for xx in the amount of $xx, which was recorded on xx/XX/2021 Instrument# | Book/Page# xx.
The chain of the assignment has been completed.
No active liens and judgments have been found against the borrower and the property.
No prior year’s delinquent taxes have been found.	According to a review of the payment history as of xx/XX/2021, the loan is currently performing and the next due date for the regular payment is xx/XX/2021. The last payment was received on xx/XX/2021 total in the amount of PITI $530.48 which includes P&I $311.17 with the rate of interest 2.875%, which was applied for the due date of xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.	xx:According to the review of the servicing comments, the current status of loan is performing. The next due date for the regular payment is xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.
No comments have been found regarding reason for default.
The borrower xx has been working at xx as xx for 1 year.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No details have been found regarding damage. xx:xx:xx	Not Applicable	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Property Address Street Loan Value: xxxx Regency Unit x Tape Value: xxxx Regency Variance: Variance %: Comment: Property address street is xx. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "This loan failed the non-numeric clerical error and post-consummation revised closing disclosure delivery date test due to post-consummation revised closing disclosure delivery date is more than 60 calendar days after the consummation date."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 38.027%. Seller tape shows omitted over $2000 monthly student debt invalidated AUS. Unable to rely on docs in file and unable to calc ATR."
																																																																																								* ComplianceEase TILA Test Failed (Lvl 2) "Finance charge disclosed on Final CD as $xx. Calculated Finance Charge $xx for an under disclosed amount of $74.75. Subject loan is a refinance, originated on 3/XX/2021 and the SOL is 3 years."		Moderate	Pass	Fail	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
88857784	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,263.11	11/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$828.98	3.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	682	687	43.345%	First	Final policy	Not Applicable	$8,950.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2021 and which was recorded on xx/XX/2021 in the amount of $xx.
The chain of assignment has been completed. Currently, the mortgage is with xx.
Junior mortgage was originated on xx/XX/2021 and which was recorded on xx/XX/2021 in the amount of $xx with xx Corporation.
Active liens and judgments against the borrower/property:
There are eight civil judgments against the borrower were recorded on different dates in the total amount of $xx in favor of different Plaintiff's.
No delinquent taxes have been found.	According to the payment history as of xx/XX/2021, the borrower is current with the payments. The last payment was received on xx/XX/2021 which was applied to xx/XX/2021. The next due date for payment is xx/XX/2021. The P&I is in the amount of $828.98 and PITI is in the amount of $1,542.28. The UPB reflected as per the payment history is in the amount of $xx.	xx:The loan is currently is performing. According to the payment history as of xx/XX/2021, the borrower is current with the payments. The last payment was received on xx/XX/2021 which was applied to xx/XX/2021. The next due date for payment is xx/XX/2021. The P&I is in the amount of $828.98 and PITI is in the amount of $1,542.28. The UPB reflected as per the payment history is in the amount of $xx.
The reason for default is unavailable.
No latest servicing comment has been found to determine the current occupancy and condition of the subject property.
As per the 1003 document the borrower is working as zz at “xx” for 1 year and 10 months. xx:xx:xx	Not Applicable	Field: Original CLTV Ratio Percent Loan Value: xx Tape Value: xx |---| x.xxx% |----| x.xxxxx% Comment: Collateral Value used for Underwriting: $xx. Second lien: $x,xxx.xx Loan Amount: $xx. CLTV = xx. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Seller tape shows appraisal documentation - appraisal update - missing or non-compliant. Unable to clear LAP free form error and obtain recent of value due to appraiser capacity. We did not meet the 180 days deadline."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed QM Safe Harbor Test due to APR Charged 4.565% APR Threshold 4.280% over By +0.285%. HPML disclosure signed by the borrower is missing from the loan documents. Loan is escrowed."
* Higher Price Mortgage Loan (Lvl 2)     "Loan failed Higher Priced Mortgage Test due to APR charged 4.565% APR Threshold 4.280% over By 0.285%. HPML disclosure signed by the borrower is missing from the loan documents. Loan is escrowed."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.345%, the borrower's income was $6,799.17 and total expenses are in the amount of $2,947.13 and the loan was underwritten by xx and its recommendation is “Accept/ Eligible” with a DTI of 43.00%"		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
55272941	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,139.55	10/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,550.84	3.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	750	786	35.596%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the pro-title dated xx/XX/2021 reflects that the subject mortgage was originated on xx/XX/2021 with the lender MERS as nominee for xx, which was recorded on xx/XX/2021.
No assignment has been found. The current assignment is with the lender MERS as nominee for xx.
There is a junior mortgage against the subject property in the favor of xx for the amount of $xx which was recorded on xx/XX/2021.
Annual combined taxes of 2020-21 are due on xx/XX/2022 for the total amount of $1,139.55.
No prior years delinquent taxes have been found.	According to a review of the payment history as of xx/XX/2021, the borrower is performing with the loan and the next due date for the regular payment is xx/XX/2021. The last payment was received on xx/XX/2021 total in the amount of PITI $2,297.42 which includes P&I $1,550.84 with the rate of interest of 3.875%, which was applied for the due date of xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.	xx:According to the review of the servicing comments, the borrower is performing with the loan.
According to a review of the payment history as of xx/XX/2021, the borrower is performing with the loan and the next due date for the regular payment is xx/XX/2021. The last payment was received on xx/XX/2021 total in the amount of PITI $2,297.42 which includes P&I $1,550.84 with the rate of interest of 3.875%, which was applied for the due date of xx/XX/2021.  The UPB reflected in the latest payment history is in the amount of $xx.
No foreclosure activity has been found.
No pertaining bankruptcy-related details have been found.
No evidence related to occupancy and the current condition of the subject property has been found in the available months of servicing comments. No comment pertaining to the damage on the subject property has been observed.
As per the final application, the borrower is working at xx as an xx for 25 months. The loan was originated on xx/XX/2021. Collection comment does not show borrower’s income is impacted by Covid. However, covid-19 attestation is available at “xx. xx:xx:xx	Not Applicable	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The provided Seller’s tape is showing an alert that the Flood Insurance was not documented."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "CE Risk indicator is "Elevated" since this loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule as the loan is failed for QM safe Harbor threshold test as APR (4.358%) is exceeded APOR (4.280%) by 0.078%. The APR threshold is 4.280% and the subject loan is escrowed one.

Qualified Mortgage Safe Harbor Threshold Test: FAIL      Charged: 4.358%      Allowed: 4.280%      Over by: +0.078%"
* Higher Price Mortgage Loan (Lvl 2)     "This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.

																																																																																								Higher-Priced Mortgage Loan Test: FAIL Charged: 4.358% Allowed: 4.280% Over by: +0.078%"		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
76048415	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,572.05	10/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$525.59	3.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	18.000%	Not Applicable	Mid Rise Condo (5-8 Stories)	xx	xx	Primary	Yes	Yes	No	791	Not Applicable	33.230%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Updated title dated xx/XX/2021 shows that subject mortgage was originated on xx/XX/2021 in the amount of $xx which was recorded on xx/XX/2021 by lender, xx.
No assignment of mortgage has been found.
There is a junior mortgage on the property in the amount of $xx which was recorded on xx/XX/2021 by lender, IL xx Authority. No active judgments or liens have been found. Property taxes of 2020 are paid in installments. The last installment was paid on xx/XX/2021 in the amount of $1593.20.	Payment history as of xx/XX/2021 shows that loan is current and next payment due date is xx/XX/2021. The last payment was made on xx/XX/2021 in the amount of $702.07 for the due date xx/XX/2021. The current UPB is $xx and interest rate is 3.75%.	xx:According to servicing comments as of xx/XX/2021, the loan is current and next payment due date is xx/XX/2021. The PH as of 11/XX/2021 shows that the last payment was made on xx/XX/2021 in the amount of $702.07. No evidence of covid impact has been found. No damages were reported. As per loan application, the borrower is working at xx as a clerk. xx:xx:xx	Not Applicable	Field: Original CLTV Ratio Percent Loan Value: xx Tape Value: xx |---| -x.xxx% |----| -x.xxxxx% Comment: Tape Source: Initial Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Note signed on xx/XX/xxxx reflects the property address as xx..   Tape Source: Initial   Tape Type:
																																																																																				Field: Subject Property Type Loan Value: Mid Rise Condo (x-x Stories) Tape Value: Low Rise Condo (x-x Stories) Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "The provided Seller’s tape is showing an alert that the subject loan has an excessive LTV/CLTV/HCLTV ratio. The subject loan was closed with incorrect appraised value, hence, LTV/CLTV exceeded maximum."	* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TILA finance charge test. The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate because it is understated by more than $100. Subject loan is a purchase, originated on xx/XX/2021 and the SOL is 1 year."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
690348	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,866.28	11/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,828.19	3.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	Yes	692	783	45.547%	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2021 with the lender MERS as nominee for xx in the amount of $xx which was recorded on xx/XX/2021 with instrument#xx.

There is no chain of assignment as the subject mortgage is with the original lender.

There are two junior mortgages that originated on xx/XX/2021 with lender MERS as nominee for xx in the amount of xx and $xx which was recorded on xx/XX/2021.

Combined 1st and 2nd installment taxes of 2021 are due in the amount of $1,933.14 on xx/XX/2021 and $1,933.14 on xx/XX/2022. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment was received on xx/XX/2021 which was applied to xx/XX/2021. The next due date for payment is xx/XX/2021. The borrower pays the P&I in the amount of $1,828.19 and PITI in the amount of $2,741.98. The current UPB reflected is in the amount of $xx.	xx:As per the review of collection comments, the current status of the loan is performing. According to the payment history as of xx/XX/2021, the borrower is current with the loan. The next due date for payment is xx/XX/2021. The current UPB reflected is in the amount of $xx. No comments have been found regarding the borrower’s income is impacted due to covid-19 pandemic. No comments have been found regarding the subject property condition. The borrower’s employment details are not available. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Original CLTV Ratio Percent Loan Value: xx% Tape Value: xx% |---| -xx% |----| -xx% Comment: Collateral Value used for Underwriting: $xx. Amount of Secondary Lien(s): $xx. Loan Amount: $xx. CLTV =xx. Tape Source: Initial Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: Unavailable   Tape Value: xx.xxx%   Variance:    Variance %:    Comment: Total Original T&I for the debt ratio:( Real Estate Taxes $xxx.xx+Hazard insurance $xx.xx+flood insurance $x.xx+ MI $xxx.xx+ HOA Dues $xxx.xx) equals   Tape Source: Initial   Tape Type:
Field: Post-Close Housing Ratio per xxxx Loan Value: Unavailable Tape Value: xx.xxx% Variance: Variance %: Comment: Total Original T&I for the debt ratio:( Real Estate Taxes $xxx.xx+Hazard insurance $xx.xx+flood insurance $x.xx+ MI $xxx.xx+ HOA Dues $xxx.xx) Therefore total of all Non-Housing Payments $x,xxx.xx. Total Monthly income $x,xxx.xx. hence post-close housing ratio per xxxx is xx.xxx% Tape Source: Initial Tape Type:	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "An executed copy of rate lock agreement is missing from the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at the DTI of 45%. The provided Seller’s tape is showing an alert that the borrower's income was calculated incorrectly at the time of closing. Further details are not provided to confirm the same. Unable to rely on the documents in the loan file and unable to calculate ATR."
																																																																																								* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TILA finance charge test. The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate because it is understated by more than $100. Subject loan is a purchase, originated on xx and the SOL is 1 year."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
90688961	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,054.96	10/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,400.26	2.875%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	719	Not Applicable	35.947%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2021 shows that the subject mortgage was originated on xx/XX/2021 and was recorded on xx/XX/2021 in the amount of $xx, with MERS as nominee for xx, recorded with the Instrument # xx.

The chain of assignment has been completed. The last assignment is with MERS as nominee for  xx.

No active liens and judgments have been found against borrower and property.

1st and 2nd installment combined taxes of 2021 have been due on different dates total in the amount of $4,054.96.	According to the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment was received on xx/XX/2021, the applied date was xx/XX/2021 and the next due date for payment is xx/XX/2021.The P&I is in the amount of $1,400.26 and PITI is in the amount of $1,760.18. The UPB reflected as per the payment history is in the amount of $xx.	xx:The current status of the loan is performing.
 According to the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment was received on xx/XX/2021, the applied date was xx/XX/2021 and the next due date for payment is xx/XX/2021.The P&I is in the amount of $1,400.26 and PITI is in the amount of $1,760.18. The UPB reflected as per the payment history is in the amount of $xx.
The subject property has been occupied by the owner. The borrower's intention is to keep the property.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding litigation and contested matter. As per the review of collection comments, the subject property is in good condition. No evidence of damage or repairs has been found.
No evidence has been found regarding COVID-19. xx-19 attestation available in loan files at location “xx". xx:xx:xx	Not Applicable	Origination Appraisal	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Seller tape data shows that, Appraisal not complete or compliant. (Selling Guidance Related to COVID-19) regarding property valuations - Appraisal Flexibilities. The Loan filed includes an Exterior-only appraisal. The subject transaction was a cash-out refinance. An Exterior-only appraisal was not permitted for this transaction."
																																																																																							* Missing Appraisal (Lvl 3) "Full Appraisal Report is missing in the loan file. Exterior-Only appraisal report is available in the loan file."	* Settlement date is different from note date (Lvl 2) "Final CD reflects closing date as 4/XX/2021. Notary's signature date on the Mortgage/Deed of Trust is xx. Note date is xx."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
53983953	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$9,015.20	11/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,714.71	3.250%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	665	700	44.333%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Updated title dated xx/XX/2021 shows that subject mortgage was originated on xx/XX/2021 and recorded on xx/XX/2021 in the amount of $xx by lender, xx. No assignment of mortgage has been found.
There is an UCC lien on the property which was filed by lender,xx on xx/XX/2019. UCC amount is not mentioned.
Property taxes of 2021 are due in installments. The next installment is due on xx/XX/2021 in the amount of $4507.60.	Payment history as of xx/XX/2021 shows that loan is current and next payment is due on xx/XX/2021. The last payment was made on xx/XX/2021 in the amount of $2512.30 for the due date xx/XX/2021. The current UPB is $xx and interest rate is 3.25%.	xx:According to servicing comments as of xx/XX/2021, the loan is current and next payment due date is xx/XX/2021. PH as of xx/XX/2021 shows that the last payment was made on xx/XX/2021 in the amount of $2512.30. No evidence of Covid impact has been found. No damages were noted. The borrower is currently working at xx as a xx:xx:xx	Not Applicable	Appraisal (Incomplete)	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -xx.xxx%   Variance %: -xx.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Post-Close Housing Ratio per xxxx Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: x.xxx% Variance %: x.xxxxx% Comment: Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject is eligible for PIW as per 1008. PIW document is missing from the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Loan approved at 44.34%. Tape shows solar loan was not paid at closing and including that debt may push DTI over 57%. Unable to rely on documents in file and unable to calculate ATR."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan has failed Non-Numeric Clerical Error and Post-Consummation Revised Closing Disclosure Delivery Date Test.

Final CD was disclosed onxx and PCCD was disclosed after 60 days on xx. Subject loan is a refinance, originated on xx and the SOL is 3 years."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.34% as the Borrower income was $xx and total expenses are in the amount of $3,979.12 and the loan was underwritten by AUS/LP xx and its recommendation is “Approve/Eligible” with 44.34%."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
33403067	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,501.43	11/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,312.89	2.875%	360	xx	xx	FHA	Fixed	Cash Out	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	740	633	47.662%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2020, recorded on xx/XX/2020 in the amount of $xx with xx.
Junior mortgage was originated on xx/XX/2020, recorded on xx/XX/2020 in the amount of $xx with xx.
The chain of assignment has been completed. Currently, the mortgage is with xx.
No active liens and judgments against the borrower.
No delinquent taxes have been found.	According to the payment history as of xx/XX/2021, the borrower is current with the payments. The last payment was received on xx/XX/2021 which was applied to xx/XX/2021. The next due date for payment is xx/XX/2021. The P&I is in the amount of $1312.89 and PITI is in the amount of $1,533.09. The UPB reflected as per the payment history is in the amount of $xx.	xx:The loan is currently is performing. According to the payment history as of xx/XX/2021, the borrower is current with the payments. The last payment was received on xx/XX/2021 which was applied to xx/XX/2021. The next due date for payment is xx/XX/2021. The P&I is in the amount of $1312.89 and PITI is in the amount of $1,533.09. The UPB reflected as per the payment history is in the amount of $xx.
The reason for default is unavailable.
No latest servicing comment has been found to determine the current occupancy and condition of the subject property.
As per the 1003 document the borrower is working as xx at “xx ” from 4 years. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value:xx   Variance: xx   Variance %: xx   Comment: Collateral value used for underwriting: $xx. Loan amount: $xx. CLTV = xx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %:xx  Comment: Collateral value used for underwriting: $xx. Loan amount: $xx. LTV = xx.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Cash Out - Other   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment: Purpose of refinance per application is Cash out - other   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-x Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "TRID Violation due to decrease in Lender Credit on Closing Disclosure dated 5/XX/2020. Initial LE dated 3/XX/2020 reflects Lender Credit at $475. However, Final CD dated xx/XX/2020 reflects Lender Credit at $0. This is decrease of $475 for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from loan documents.

Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 3/XX/2020 reflects Transfer taxes fee at $453.00. However, CD dated 5/XX/2020 reflects Transfer taxes fee at $453.53. This is an increase in fee of $0.53 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape shows excessive cash-out refinance. Loan paid off a 1st and a HELOC. At the time of funding it appears the HELOC was not over 12 months old."
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage Insurance certificate is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 47.662%, the borrower's income was $9,716.30 and total expenses are in the amount of $4,630.97 and the loan was underwritten by xx and its recommendation is “Accept” with a DTI of 48%."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
40823347	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,603.46	11/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$894.26	3.990%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	677	Not Applicable	31.234%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2020 with lender MERS as nominee for xx and recorded on xx for the amount of $xx.
The chain of assignment has been completed. The last assignment is with xx
There are 3 civil judgments and 1 state tax lien against the borrower.
The civil judgments are in the favor of City of xx. The first civil judgment was recorded on xx/XX/2019 for the amount of $640.00.
The second was recorded on xx/XX/2019 for the amount of $640.00 and the third was recorded on xx/XX/2006 for the amount of $325.00.
The state tax lien was recorded on xx/XX/2021 for the amount of $234.66 in the favor of xx of Revenue.
County taxes for the year 2020 have been paid for the amount of $3603.46. No prior year tax delinquency has been found.	According to the payment history as of dated xx/XX/2021, the borrower is regular with the payment and the next due date is xx/XX/2021. The last payment was received on xx/XX/2021 for the amount of $1290.47xx. The monthly P&I is in the amount of $894.26 with an interest rate of 3.990%. The current UPB is reflected in PH for the amount of $xx.	xx:The current status of the loan is performing. According to the payment history as of dated xx/XX/2021, the borrower is regular with the payment and the next due date is xx/XX/2021. The last payment was received on xx/XX/2021 for the amount of $1290.47xx. The monthly P&I is in the amount of $894.26 with an interest rate of 3.990%. The current UPB is reflected in PH for the amount of $xx.
No comments have been found regarding the foreclosure and bankruptcy. As per the servicing comment dated xx/XX/2020, the subject is vacant. No comments have been found regarding the property damage or repair. Also, no comments have been found regarding the income impacted due to covid-19. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: NA. Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral value used for underwriting:$xx. Amount of secondary lien: $x.xx. Loan amount: $xx. CLTV=xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx Tape Value:xx Variance: xx Variance %: xx Comment: Collateral value used for underwriting:$xx. Loan amount: $xx LTV=xx. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The provided Seller’s tape is showing an alert that the appraisal was in wrong form due to which it was unable to obtain the transfer of appraisal into XML format from the lender or appraisal company."
* MI, FHA or MIC missing and required (Lvl 3)     "FHA Mortgage Insurance Certificate is missing from loan documents."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 5.148% Exceeds APR threshold of 4.780% Over By +0.368%. HPML disclosure signed by the borrower is available in the loan document and can be located at “xx. Subject loan is escrowed."
																																																																																								* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed Higher-Priced Mortgage Loan Test due to APR calculated 5.148% Exceeds APR threshold of 4.780% Over By +0.368%. HPML disclosure signed by the borrower is available in the loan document and can be located at “xx. Subject loan is escrowed."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
13331349	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,572.84	10/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,532.98	4.375%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	659	689	55.119%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Updated title dated xx/XX/2021 shows that subject mortgage was originated on xx/XX/2019 in the amount of $xx which was recorded on xx/XX/2019 by lender, xx. No assignment from lender, xx has been found. There are two judgments entered against, xx in the amount of $3569.59 and $500.00 in the favor of lender, xx and xx Town of xx which were recorded on xx/XX/2012 and xx/XX/2015. Property taxes of 2021 are paid in installments. The last installment was paid on xx/XX/2021.	Payment history as of xx/XX/2021 shows that loan is current and next payment is due on xx/XX/2021. The last payment was made on xx/XX/2021 in the amount of $2640.12 for the due date xx/XX/2021. The current UPB per payment history is $xx. However, tape data shows UPB $xx	xx:According to servicing comments as of xx/XX/2021, the loan is performing and next payment due date is xx/XX/2021.
Payment history as of xx/XX/2021 shows that the last payment was made on xx/XX/2021 in the amount of $2640.12 for the due date xx/XX/2021.
As per servicing comment dated xx/XX/2021, the borrower's income was impacted by Covid 19. RFD was reduction income. xx FB plan ran several times starting from xx/XX/2020 to xx/XX/2021.
No FC action has been noted. No damages were reported. Property is occupied by owner. xx:xx:xx	Not Applicable	Mortgage Insurance Note	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: N/A. Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. CLTV =xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx Tape Value: xx Variance: xx Variance %xx Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. LTV =xx. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Initial Closing Disclosure Delivery Date Loan Fails CompalianceEase Delivery and timing test for Initial closing disclosure dated 2/XX/2019 Document tracker is missing and 3 business days we added to get receipt date 2/XX/2019 Which is less than the consummation date 2/XX/2019.

Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 12/XX/2019  does not reflect Appraisal Re-Inspection Fee. However, CD dated 02/XX/2019  reflect  Appraisal Re-Inspection Fee at $150.00. This is an increase in fee of $150.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject loan is FHA Purchase. Seller tape shows, gap between Seller acquisition and the purchase contract date is less than 3 months apart."
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage insurance certificate is missing from the loan documents."
																																																																																							* Note is missing or unexecuted (Lvl 3) "Copy of note signed by borrower is missing from the loan file."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
74481839	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$10,101.26	11/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,416.98	3.250%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	764	Not Applicable	52.580%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021, the subject mortgage was originated on xx and was recorded on xx, in the amount of $xx, with MERS as nominee for MERS, xx ., with Book/Page#xx.

The chain of assignment has been completed; currently, the assignment is with MERS as nominee for xx as Nominee for xx.

No active judgments or liens have been found against the borrower.
1st and 2nd installments combined taxes of 2021 have been paid on xx/XX/2020 & xx/XX/2021 in the amount of $10.101.26.	According to the payment history as of xx/XX/2021, the current status of the loan is performing. The last payment was received on xx/XX/2021 which was applied for the due date of xx/XX/2021 and the next due date for payment is xx/XX/2021. The P&I is in the amount of $1,416.98 and PITI is in the amount of $2,427.75. The UPB reflected as per the payment history is in the amount of $xx.	xx:The current status of the loan is performing.
According to the payment history as of xx/XX/2021, the last payment was received on xx/XX/2021 which was applied for the due date of xx/XX/2021 and the next due date for payment is xx/XX/2021. The P&I is in the amount of $1,416.98 and PITI is in the amount of $2,427.75. The UPB reflected as per the payment history is in the amount of $xx.
The reason for default is unable to be determined from the latest servicing comments.
No comment has been found stating that borrower’s income is impacted due to Covid-19.
No evidence has been found regarding damage or repairs in the latest servicing comments.
As per 1003, the borrower is working at xx as a xx for 4.10 years. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: N/A. Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral value used for underwriting: $xx. Loan amount: $xx. CLTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx Tape Value: xx Variance: xx Variance %: xx% Comment: Collateral value used for underwriting: $xx. Loan amount: $xx. LTV = xx. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated 12/XX/2019 reflects Transfer Taxes at $2,674.00. However, Final CD dated 06/XX/2020 reflects Transfer Taxes at $2,060.80. This is increase of +$2,060.80 for charges that cannot increase test. Valid COC for the increase in fee is missing from the loan documents.

Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 12/XX/2019 does not reflect Points - Loan Discount Fee. However, CD dated 06/XX/2020 reflects Points - Loan Discount Fee at $1,022.35. This is an increase in fee of +$1,022.35 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

  This loan failed the lender credits that cannot decrease test. Initial CD dated 06/XX/2020 reflects Transfer Taxes (CR) are in the amount of $826.00. Final CD dated 06/XX/2020 reflects Transfer Taxes (CR) at $814.00. This is decrease of -$12.00 for charges that cannot decrease."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to Fees charged $9,976.02 Exceeds Fees threshold of $9,544.69 Over by +$431.33.
The below fees were included in the test:
Mortgage Broker Fee (Indirect) $8,953.67
Points - Loan Discount Fee paid by Borrower: $1,022.35

Loan failed the FHA QM Rebuttable Presumption Test due to Fees Charged: $9,976.02 Fees Threshold : $9,544.69 Over by ++$431.33. The following fees were included in the test:
Mortgage Broker Fee (Indirect) $8,953.67
Points - Loan Discount Fee paid by Borrower: $1,022.35

Loan Fails Qualified Mortgage Lending Policy Points and Fees Test due to Fees charged $9,976.02 Fees threshold $9,544.69 Over By +$431.33
The below fees were included in the test:
Mortgage Broker Fee (Indirect) $8,953.67
Points - Loan Discount Fee paid by Borrower: $1,022.35"
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape shows Appraisal Documentation - Appraisal - expired FHAC error message:  Closing date must be within 120 days of appraisal completion dat.  Effective date of appraisal is xx and was valid through xx in order to be w/in FHA’s age of documentation requirements.  We closed this loan on xx which is 151 days.  Close date is 31 days after expiration date so an extension is not an option and we did not obtain the updated appraisal report prior to the previous expiring."
* MI, FHA or MIC missing and required (Lvl 3)     "Final Closing Disclosure reflects monthly MIP as $224.59. However, Mortgage Insurance certificate is missing in the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Loan failed FHA QM Safe Harbor Test threshold test due to APR calculated 4.288% Exceeds APR threshold of 5.292% Over By -1.004%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 52.580%, the borrower income was $6,220.66 and total expenses are in the amount of $3,270.84 and the loan was underwritten by xx and its recommendation is “Approve/Eligible” with a DTI of 52.580%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
43259930	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,313.14	11/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$845.30	4.250%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	636	640	33.216%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated xx/XX/2021 the subject mortgage was originated on xx/XX/2020 with lender xx on xx. No active judgments or liens have been found. Taxes for the year of 2021 are due on xx/XX/2021 and xx/XX/2022 in the amount of $2313.14	According to the payment history as of xx/XX/2021 the last payment date was filed on xx/XX/2021 and the next due date for payment is xx/XX/2021. The P&I are in the amount of $845.30 and PITI is in the amount of $1,099.93. The UPB reflected as per the payment history is in the amount of $xx.	xx:The loan is performing. xx for default is unavailable. According to the payment history as of xx/XX/2021, the last payment date was filed on xx/XX/2021 and the next due date for payment is xx/XX/2021. The P&I is in the amount of $845.30 and PITI is in the amount of $1,099.93. The UPB reflected as per the payment history is in the amount of $xx. No information has been found related to bankruptcy and foreclosure. No information has been found related to damage or repairs. xx:xx:xx	Not Applicable	Mortgage Insurance	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: NA. Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Amount of Secondary Lien(s): $x. Loan Amount: $xx. CLTV =xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value:xx Tape Value: xx Variance: xx Variance %: xx% Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. LTV =xx%. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx does not reflect Points - Loan Discount Fee. However, Final CD dated xx reflects Points - Loan Discount fee at $485.00. This is an increase in fee of $485 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape reflects, Multiple appraisals in the file, Corresponding XMLs for the first and second appraisals are missing also reason is unknown for so many appraisals. Unable to rely on docs in file. Elevated for client review."
* MI, FHA or MIC missing and required (Lvl 3)     "MI Certificate is missing from the loan file."
* Required Documentation Missing or Incomplete (Lvl 3) "Home loan toolkit is missing in the loan file."	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule as the loan is failed for QM safe Harbor threshold test as APR (5.301%) is exceeded APOR (5.050%) by 0.251%. The APR threshold is 5.050% and the subject loan is escrowed one. Qualified Mortgage Safe Harbor Threshold: FAIL Charged: 5.301% Allowed: 5.050% Over by: +0.251%"
																																																																																								* Higher-Priced Mortgage Loan test Fail (Lvl 2) "This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Higher-Priced Mortgage Loan Test: FAIL Charged: 5.301% Allowed: 5.050% Over by: +0.251%"	* Settlement date is different from note date (Lvl 1) "Final CD reflects closing date as xx. Notary's signature date on the Mortgage/Deed of Trust is xx. Note date is xx."	Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
15310580	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,860.48	10/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$935.26	3.490%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	640	Not Applicable	40.336%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Updated title dated xx/XX/2021 shows that subject mortgage was originated on xx/XX/2020 in the amount of $xx which was recorded on xx/XX/2020 by lender, xx.
No assignment of mortgage has been found.
There is a state tax lien against borrower, xx in the amount of $392.49 which was recorded on xx/XX/2020.
There is a civil judgment entered against borrower, xx & xx in the amount of $6892.47 which was recorded on xx/XX/2017.
Property taxes of 2020 are paid in installments. The last installment was paid on xx/XX/2021 in the amount of $1664.02.	Payment history as of xx/XX/2021 shows that loan is performing and next payment due date is xx/XX/2021. The last payment was made on xx/XX/2021 in the amount of $1409.10 for the due date xx/XX/2021. The current UPB is $xx and interest rate is 3.49%.	xx:According to servicing comments as of xx/XX/2021, the loan is performing and next payment due date is xx/XX/2021. PH as of xx/XX/2021 shows that the last payment was made on xx/XX/2021. No evidence of Covid impact has been found. No damages were reported. No records of post-closing bankruptcy were found. Property is occupied by the owner. No FC action has been noted. xx:xx:xx	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock Mortgage Insurance	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral Value used for Underwriting:$xx. Amount of Secondary Lien(s):$x. Loan Amount:$xx. CLTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx% Tape Value: xx% Variance: xx% Variance %: xx% Comment: Collateral Value used for Underwriting:$xx. Loan Amount:$xx. LTV = xx%. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Missing Appraisal Completion Cert (1004D). The Appraisal report dated xx is completed as "Subject to the following repairs or alterations" for installation of the smoke/CO detectors and estimated CTC for this is $300. Final CD does not reflect escrow holdback."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape shows unacceptable appraisal documentation. Two appraisals, one for $xx one for $xx. Appears we used the one for $xx per LT/AUS. FHA Connection is showing the amount of $xx.00."
* MI, FHA or MIC missing and required (Lvl 3)     "MI Certificate is missing from the loan file."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Missing a Rate Lock Agreement signed by Borrower(s) or memorialized comment by the Loan Officer."		* ComplianceEase TRID Tolerance Test Failed (Lvl 1) "This loan failed the charges that cannot increase test. Valid COC is available in the loan file located at xx. LE dated xx reflects Points - Loan Discount Fee of $298.00; however, revised LE dated 04/XX/2020 reflects Points - Loan Discount Fee at $392.05.00. This is a fee increase of $94.05 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."	Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
97888780	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$627.93	11/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$577.74	2.875%	360	xx	xx	VA	Fixed	Refinance	xx	xx	Streamline Refinance	No	xx	xx	Unavailable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	Not Applicable	xx	Primary	Yes	Yes	No	807	Not Applicable	Not Applicable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2020 and which was recorded on xx/XX/2020 in the amount of $xx with xx.
The chain of assignment has been completed. Currently, the mortgage is with xx.
No active liens and judgments against the borrower.
No delinquent taxes have been found.	According to the payment history as of xx/XX/2021, the borrower is current with the payments. The last payment was received on xx/XX/2021 which was applied to xx/XX/2021. The next due date for payment is xx/XX/2022. The P&I is in the amount of $577.74 and PITI is in the amount of $710.54. The UPB reflected as per the payment history is in the amount of $xx.	xx:The loan is currently is performing. According to the payment history as of xx/XX/2021, the borrower is current with the payments. The last payment was received on xx/XX/2021 which was applied to xx/XX/2021. The next due date for payment is xx/XX/2022. The P&I is in the amount of $577.74 and PITI is in the amount of $710.54. The UPB reflected as per the payment history is in the amount of $xx.
The reason for default is unavailable.
No latest servicing comment has been found to determine the current occupancy and condition of the subject property.
No evidence has been found regarding the borrower’s current employer details. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: N.A Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx CLTV =xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xxx%   Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx LTV =xx%.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: Not Applicable   Tape Value: x.xxx%   Variance:    Variance %:    Comment: N.A   Tape Source: Initial   Tape Type:
Field: Post-Close Housing Ratio per xxxx Loan Value: Not Applicable Tape Value: x.xxx% Variance: Variance %: Comment: N.A Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Seller tape shows, the amortization term is ineligible because the maximum loan term for this loan cannot exceed 25 years since the previous loan was a 15-year term."
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage insurance certificate is missing from loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
65309013	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,545.47	11/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,083.22	3.375%	360	xx	xx	VA	Fixed	Refinance	xx	xx	Streamline Refinance	Not Applicable	xx	xx	25.000%	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	644	687	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Not Applicable	3.375%	$1,122.44	11/XX/2021	Unavailable	According to the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2019 and was recorded on xx/XX/2019, in the amount of $xx with MERS as nominee for xx.

The chain of assignment has been completed.

There are 4 credit card judgments against the borrower in favor of xx Bank, a corporation recorded on different dates in the total amount of $xx.

Annual county taxes of 2021 have been paid in the amount of $1,545.47 on xx/XX/2021.

No prior year delinquent taxes have been found.	According to payment history as of xx/XX/2021, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2021 in the amount of $1,444.41 which was applied for due date xx/XX/2021. The current P&I is in the amount of $1,122.44 and current PITI is in the amount of $1,444.41 with an interest rate of 3.375%. The current UPB reflected as per the payment history is in the amount of $xx.	xx:According to servicing comments, the current status of the loan is performing.

According to payment history as of xx/XX/2021, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2021 in the amount of $1,444.41 which was applied for the due date xx/XX/2021. The current P&I is in the amount of $1,122.44 and the current PITI is in the amount of $1,444.41 with an interest rate of 3.375%. The current UPB reflected as per the payment history is in the amount of $xx.

The latest property inspection report is not available in the loan file to determine the current property conditions.

As per the comment dated xx/XX/2021, the reason for default is borrower's income is impacted by covid-19. No further details have been found.

As per the comment dated xx/XX/2021, the subject property is owner-occupied and the borrower intends to keep the property.

No comment pertaining to the damage on the subject property has been observed.

No foreclosure activity has been found.

No post-close bankruptcy record has been found. xx:xx:xx	This is VA fixed-rate mortgage with P&I of $1,083.22 with a rate of interest of 3.375% and a maturity date of 12/XX/2049. The P&I as per payment history is $1,122.44 and the rate of interest is 3.375%, however, there is a difference in P&I with respect to Note data. As per the comment dated 10/XX/2021, the loan was approved. P&I is in the amount of $1,122.44 with an interest rate of 3.375 which will begin from 11/XX/2021 with the maturity date of xx. However, the modification agreement is missing in the file.	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: N/A. Tape Source: Initial Tape Type:
Field: Loan Amortization Type   Loan Value: Dual Amortization   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xxx.xxx%   Tape Value: xxx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx CLTV = xxx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx%   Tape Value: xx%   Variance: xx%   Variance %:xx%   Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx LTV = xx%.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: Not Applicable   Tape Value: x.xxx%   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Post-Close Housing Ratio per xxxx   Loan Value: Not Applicable   Tape Value: x.xxx%   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Change in Rate/Term   Tape Value: Lower rate or term   Variance:    Variance %:    Comment: Final Loan Application shows, purpose of the loan is "No-cash out".   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: xxx (Days) Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "TRID Violation in “Charges That Cannot Increase More Than 10% Test”. Comparable fee amount for Charges that cannot increase more than 10% in Initial Loan Estimate is $955.00 and on Final Closing Disclosure Fee amount is $1,704.10. Fee amount exceeds by +$653.60."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Seller tape shows that VA IRRRL breach. Loan does not meet VA requirements as the recoupment was no longer met."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
59092664	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,314.62	11/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,139.72	3.000%	360	xx	xx	VA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Unavailable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	699	732	48.748%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the pro-title dated xx/XX/2021 reflects that the subject mortgage was originated on xx/XX/2020 with the lender MERS as nominee for xx in the amount of $xx, which was recorded on xx/XX/2020.
No assignment has been found. The current assignment is with the lender MERS as nominee for xx.
There is a notice of commencement filed on xx/XX/2021 and it was recorded on xx/XX/2021.
Annual county taxes of 2021 have been paid on xx/XX/2021 for the total amount of $2,222.04.
No prior years delinquent taxes have been found.	According to a review of the payment history as of xx/XX/2021, the borrower is performing with the loan and the next due date for the regular payment is xx/XX/2021. The last payment was received on xx/XX/2021 total in the amount of PITI $1,507.78 which includes P&I $1,139.72 with the rate of interest of 3.00%, which was applied for the due date of xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.	xx:According to the review of the servicing comments, the borrower is performing with the loan.
According to a review of the payment history as of xx/XX/2021, the borrower is performing with the loan and the next due date for the regular payment is xx/XX/2021. The last payment was received on xx/XX/2021 total in the amount of PITI $1,507.78 which includes P&I $1,139.72 with the rate of interest of 3.00%, which was applied for the due date of xx/XX/2021.  The UPB reflected in the latest payment history is in the amount of $xx.
No foreclosure activity has been found.
No pertaining bankruptcy-related details have been found.
No evidence related to occupancy and the current condition of the subject property has been found in the available months of servicing comments. No comment pertaining to the damage on the subject property has been observed.
As per the final application, the borrower has been retired. xx:xx:xx	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock Mortgage Insurance	Field: Borrower #x Middle Name Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Borrower #x Middle Name is NA Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Original CLTV ratio percent is xx.xxx%   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx%   Tape Value: xx%   Variance: xx%   Variance %: xx%   Comment: Original standard LTV(CLTV) is xx%   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Post close DTI per xxxx is xx.xx%   Tape Source: Initial   Tape Type:
Field: Post-Close Housing Ratio per xxxx Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: x.xxx% Variance %: x.xxxxx% Comment: Post close Housing ratio per xxxx is xx.xxx% Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "1004 MC Addendum is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows Mortgage/Program Eligibility - FHA insurability. The builder refuses to sign the 99A. Subject is new construction in FL property and there may be no termite coverage. Elevated for client review."
* MI, FHA or MIC missing and required (Lvl 3)     "This loan is VA. VA Guaranty Certificate is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.74%, the Borrower income was $4,052.00 and total expenses are in the amount of $1,975.28 and the loan was underwritten by AUS/DU xx and its recommendation is “Approve/Eligible” with a DTI of 48.75%."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
10825877	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,936.42	11/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,200.50	2.500%	360	xx	xx	VA	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	xx	xx	Unavailable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	762	Not Applicable	30.090%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the pro-title dated xx/XX/2021, the subject mortgage was originated on xx/XX/2020 with the lender MERS as nominee for xx.
The chain of assignment has been completed. Currently, the mortgage is with MERS as nominee for xx which is recorded on xx/XX/2020.
No active judgments or liens have been found.
Annual county taxes of 2021 have been paid in the amount of $4738.96.
No prior year delinquent taxes have been found	According to the payment history as of xx/XX/2021, the borrower is current with the loan and the next due date for payment is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $1,470.98 which was applied for xx/XX/2021. The P&I is in the amount of $1,200.50 and PITI is in the amount of $1,470.98. The UPB reflected as per the payment history is in the amount of $xx.	xx:The present status of the loan is in performing and the next due date for payment is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $1,470.98 which was applied for xx/XX/2021. No evidence of post-closing foreclosure and bankruptcy has been found. The property is owner-occupied.
No repairs and damages have been found. No comments have been found stating the borrower’s income was impacted by Covid. The borrower xx has been working at xx as an xx for 4.3 years. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Not applicable. Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xxx.xxx%   Tape Value: xxx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Secondary Lien: $xx.xxx. Loan Amount: $xx. CLTV = xxx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx% Tape Value: xx% Variance: xx% Variance %:xx% Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. LTV = xx%. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows mortgage/program eligibility - VA COE/Entitlement. Unable to obtain: Need Evidence of Treatment of the Termites. Loan was repurchased over this lack of coverage for subject FL property. Elevated for client review."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock provided expired on xx and the loan closed on xx. No lock extension found."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
67410541	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	11/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,361.10	3.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	791	Not Applicable	34.129%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the pro-title dated xx/XX/2021, the subject mortgage was originated on xx/XX/2021 with the lender MERS as nominee for xx Corporation.
The chain of assignment has been completed. Currently, the mortgage is with MERS as nominee for xx Corporation which is recorded on xx/XX/2021.
No active liens and judgments have been found.
The taxes information is not mentioned.	According to the payment history as of xx/XX/2021, the borrower is current with the loan and the next due date for payment is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $4,537.02 which was applied for xx/XX/2021. The P&I is in the amount of $3,361.10 and PITI is in the amount of $4,537.02. The UPB reflected as per the payment history is in the amount of $xx.	xx:The present status of the loan is in performing and the next due date for payment is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $4,537.02 which was applied for xx/XX/2021. No evidence of post-closing foreclosure and bankruptcy have been found. The property is owner occupied.
No repairs and damages have been found. No comments have been found stating the borrower’s income was impacted by Covid. xx:xx:xx	Not Applicable	Credit Application	Field: Age of Loan Loan Value: x Tape Value: x |---| -x |----| -xx.xxxxx% Comment: Tape Source: Initial Tape Type:	3: Curable	* Application Missing (Lvl 3) "Final Application signed by borrower is missing from the loan documents."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Seller tape shows unable to sell chase due to reserve requirement not met for LTV."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
30951490	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other	$0.00	$1,088.53	10/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$685.35	3.500%	360	xx	xx	FHA	Fixed	Cash Out	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	643	Not Applicable	53.792%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2021 with lender MERS as nominee for xx Corporation and recorded on xx/XX/2021 for the amount of $xx.
The chain of assignment has been completed.
There are 2 prior mortgages.
The first prior mortgage was originated on xx/XX/2014 and recorded on xx/XX/2014 with lender the secretary of housing and urban development for the amount of $xx.
The second prior mortgage was originated on xx/XX/2016 and recorded on xx/XX/2016 for the amount of $xx with lender xx.
Annual county taxes for the year 2021 will be due on xx/XX/2022 for the amount of $1088.53. No prior year tax delinquency has been found.	According to the payment history as of dated xx/XX/2021, the borrower is regular with the payment and the next due date is xx/XX/2021. The last payment was received on xx/XX/2021 for the amount of $1181.19xx. The monthly P&I is in the amount of $685.35 with an interest rate of 3.500%. The current UPB is reflected in PH for the amount of $xx.	xx:The current status of the loan is performing. According to the payment history as of dated xx/XX/2021, the borrower is regular with the payment and the next due date is xx/XX/2021. The last payment was received on xx/XX/2021 for the amount of $1181.19xx. The monthly P&I is in the amount of $685.35 with an interest rate of 3.500%. The current UPB is reflected in PH for the amount of $xx.
No comments have been found regarding the foreclosure and bankruptcy. The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. Also, no comments have been found regarding the income impacted due to covid-19. xx:xx:xx	Not Applicable	Appraisal (Incomplete) Mortgage Insurance	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: Yes |---| |----| Comment: na Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Appraisal report xx dated xx is more than 4 months from closing date xx. However, required 1004D is missing from loan documents."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan failed the FHA QM Rebuttable Presumption Test due to Fees Charged: $5,528.15 Fees Threshold : $4,331.60 Over by +$1,196.55. The following fees were included in the test:
Commitment Fee paid by Borrower: $1,595.00
Points - Loan Discount Fee paid by Borrower: $3,933.15.

Loan failed Qualified Mortgage Lending Policy Points and Fees Test due to Fees Charged: $4,331.60 Over by +$1,196.55. The following fees were included in the test:
Commitment Fee paid by Borrower: $1,595.00
Points - Loan Discount Fee paid by Borrower: $3,933.15."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 02/XX/2021 reflect Points - Loan Discount Fee at $3,565.00 and Transfer Taxes at $410.00. However, CD dated 07/XX/2021 reflects Points - Loan Discount Fee at $3,933.15 and Transfer Taxes at $534.45. This is an increase in fee of +$1,073.80 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

Loan failed charges than in total cannot increase more than 10% tolerance test. LE dated  xx reflects the sum of Section C fees and Recording fee at $1,457.00. However, CD dated xx reflects the sum of Section C and Recording fee at $1,605.52. This is a cumulative increase of +$2.82 for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents."
* GSE Points and Fees Test Violations (Lvl 3)     "GSE (Fannie Mae public guidelines) QM Points and Fees Test due to - Loan Discount Fee paid by Borrower in the amount of $5,528.15. Fees Charged $4,331.60 Fees Threshold +$1,196.55 Over by +2,062.98."
* MI, FHA or MIC missing and required (Lvl 3) "Mortgage insurance certificate is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan fails “FHA QM Safe Harbor Test” APR Calculated 4.510%. APR Threshold is 4.970%. Over by -0.460%. Loan is escrowed."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 53.792%, the borrower income was $3,367.00 and total expenses are in the amount of $1,811.19 and the loan was underwritten by AUS/DU xx and its recommendation is “Approve/ Eligible” with a DTI of 53.79%"		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
79900979	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,436.21	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,796.64	2.625%	300	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	758	Not Applicable	26.718%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2021 and was recorded on xx/XX/2021, in the amount of $xx, with MERS as nominee for xx Corporation., with Instrument#xx-xx.

The chain of assignment has been completed; currently, the assignment is with MERS as nominee for xx Corporation.

No active judgments or liens have been found against the borrower.
1st and 2nd installments combined taxes of 2020 have been paid on xx/XX/2021 & xx/XX/2021 in the amount of $8,436.21.	According to the payment history as of xx/XX/2021, the current status of the loan is performing. The last payment was received on xx/XX/2021 which was applied for the due date of xx/XX/2021 and the next due date for payment is xx/XX/2022. The P&I is in the amount of $1,796.64 and PITI is in the amount of $2,671.74. The UPB reflected as per the payment history is in the amount of $xx.	xx:The current status of the loan is performing.
According to the payment history as of xx/XX/2021, the last payment was received on xx/XX/2021 which was applied for the due date of xx/XX/2021 and the next due date for payment is xx/XX/2022. The P&I is in the amount of $1,796.64 and PITI is in the amount of $2,671.74. The UPB reflected as per the payment history is in the amount of $xx.
The reason for default is unable to be determined from the latest servicing comments.
No comment has been found stating that borrower’s income is impacted due to Covid-19.
No evidence has been found regarding damage or repairs in the latest servicing comments.
As per the 1003, the borrower is working at xx  as a xx from 7 years.
Covid-19 attestation is located at: “xx Pg#92” xx:xx:xx	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "This loan is eligible for an appraisal waiver. However, Property Inspection Waiver is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
31614592	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$420.65	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$322.52	3.625%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	774	775	36.165%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2021 reflects that the subject mortgage was originated on xx/XX/2021 with the lender MERS as nominee for xx Corporation in the amount of $xx, which was recorded on xx/XX/2021 Instrument# | Book/Page# xx .
The chain of the assignment has been completed.
There is senior mortgage active against the subject property in the favor of xx Bank in the amount of $xx which was recorded on xx/XX/2014.
No prior year’s delinquent taxes have been found.	According to a review of the payment history as of xx/XX/2021, the loan is currently performing and the next due date for the regular payment is xx/XX/2022. The last payment was received on xx/XX/2021 total in the amount of PITI $466.75 which includes P&I $322.52 with the rate of interest 3.625%, which was applied for the due date of xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.	xx:According to the review of the servicing comments, the current status of loan is performing. The next due date for the regular payment is xx/XX/2022. The UPB reflected in the latest payment history is in the amount of $xx.
No comments have been found regarding reason for default.
The borrower xx is retired person.
Covid-19 attestation located at “xx”. However, collection comment does not show borrower’s income impacted by covid.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No details have been found regarding damage. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "TRID Violation due to decrease in Lender Credit on Closing Disclosure dated xx. Initial LE dated xx reflects Lender Credit at $510.00. However, Final CD dated xx reflects lender credit at $500.00. This is decrease of $10.00 for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from loan document."	* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TILA finance charge test due to Finance charge disclosed on Final CD as $xx. Calculated Finance charge is $xx for an under disclosed amount of -$412.00. Reason for Finance Charge under disclosure is unknown as the Fee Itemization is missing.

This loan failed the TILA foreclosure rescission finance charge test due to Finance charge disclosed on Final CD as $xx. Calculated Finance charge is $xx for an under disclosed amount of -$412.00. Reason for Finance Charge under disclosure is unknown as the Fee Itemization is missing." Subject loan is a refinance, originated on xx and the SOL is 3 years."
																																																																																								* Property is Manufactured Housing (Lvl 2) "Home is affixed. As per appraisal report dated xx, the subject property type is Manufactured home. Short form policy does incorporate ALTA 7 endorsement with it. VIN# is provided with the legal description of subject mortgage. However, as per the Affidavit of affixation attached with the updated title xx), the real estate has been permanently affixed to the land with VIN# xx."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
57579845	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,250.54	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$9,190.97	3.000%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	780	790	36.650%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Updated title dated xx/XX/2021 shows that subject mortgage was originated on xx/XX/2021 in the amount of $xx which was recorded on xx/XX/2021 by lender, xx Corporation.
No assignment of mortgage has been found. Property taxes of 2021-22 are paid in installments. The last installment was paid on xx/XX/2021. No delinquent taxes have been found.	Payment history as of xx/XX/2021 shows that loan is current and next payment due date is xx/XX/2022. The last payment was applied on xx/XX/2021 in the amount of $9190.97 for the due date xx/XX/2021. The current UPB is $xx and interest rate is 3.00%.	xx:According to servicing comments as of, the loan is current and next payment is due on xx/XX/2022. The last payment was made on xx/XX/2021 for the due date xx/XX/2021. No evidence has been found indicating any impact of Covid 19. No damages were reported. No post-closing bankruptcy records were found. Property is owner occupied. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Borrower #x Middle Name Loan Value: Louise Tape Value: T |---| |----| Comment: Note dated xx/XX/xxxx and signed at closing, reflects the borrower's middle name as xx. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: Yes   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: MI Certificate Number Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx does not reflect Appraisal conversion fee. However,Final CD dated xx reflects Appraisal conversion fee at $50. This is an increase in fee of $50 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase TILA Test Failed (Lvl 2) "Finance charge disclosed on Final CD as $xx. Calculated Finance charge is $1,138.026.08 for an under disclosed amount of $158.00. Reason for Finance Charge under disclosure is unknown as the Fee Itemization is missing from the loan documents. Subject loan is a refinance, originated on xx and the SOL is 3 years."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
71151296	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,823.14	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,966.92	3.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	760	765	20.965%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2021 with lender MERS as nominee for xx Corporation and recorded on xx/XX/2021 for the amount of $xx.
The chain of assignment has not been completed. No latest assignment has been found.
There are no active liens and judgments against the borrower.
Taxes for the year 2020 have been paid for the amount of $2823.14. No prior tax delinquency has been found.	According to the payment history as of dated xx/XX/2021, the borrower is regular with the payment and the next due date is xx/XX/2022. The last payment was received on xx/XX/2021 for the amount of $3372.51xx. The monthly P&I is in the amount of $2966.92 with an interest rate of 3.00%. The current UPB is reflected in PH for the amount of $xx.	xx:The current status of the loan is performing. According to the payment history as of dated xx/XX/2021, the borrower is regular with the payment and the next due date is xx/XX/2022. The last payment was received on xx/XX/2021 for the amount of $3372.51xx. The monthly P&I is in the amount of $2966.92 with an interest rate of 3.00%. The current UPB is reflected in PH for the amount of $xx.
No comments have been found regarding the foreclosure and bankruptcy. The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. Also, no comments have been found regarding the income impacted due to covid-19. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate Lock Agreement is missing from loan documents."
																																																																																							* Required Documentation Missing or Incomplete (Lvl 3) "Your Home Loan Toolkit is missing from loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
67309327	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,438.40	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,589.33	2.750%	180	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	805	810	41.069%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the pro-title dated xx/XX/2021, the subject mortgage was originated on xx/XX/2021 with the lender MERS as nominee for xx Corporation.
The chain of assignment has been completed. Currently, the mortgage is with MERS as nominee for xx Corporation which is recorded on xx/XX/2021.
There is a civil judgment which was recorded on xx/XX/2016 in the favor of xx and xx Agency.
1st installment county taxes of 2021 have been paid in the amount of $2719.20.
2nd installment county taxes of 2021 have been due in the amount of $2719.20.
No prior year delinquent taxes have been found.	According to the payment history as of xx/XX/2021, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2021 in the amount of $2,047.86 which was applied for xx/XX/2021. The P&I is in the amount of $1,589.33 and PITI is in the amount of $2,047.86. The UPB reflected as per the payment history is in the amount of $xx.	xx:The present status of the loan is in performing and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2021 in the amount of $2,047.86 which was applied for xx/XX/2021. No evidence of post-closing foreclosure and bankruptcy have been found. The property is owner occupied.
No repairs and damages have been found. No comments have been stating the borrower’s income was impacted by Covid.
																																																																																	The borrower xx is the Owner at xx Landscaping for 15 years. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Borrower Last Name Loan Value: xx Tape Value: xx|---| |----| Comment: Tape shows Borrower last name as xx. However, Note document reflects it as xx. Tape Source: Initial Tape Type:	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
67860819	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$2,449.52	$2,385.90	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,449.75	2.500%	360	xx	xx	Conventional	ARM	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	791	Not Applicable	23.765%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2021 reflects that the subject mortgage was originated on xx/XX/2021 with the lender MERS as nominee for xx Corporation in the amount of $xx, which was recorded on xx/XX/2021 Instrument# | Book/Page# xx.
The chain of the assignment has been completed.
There are two prior Judgments active in the favor of xx in the amount of $xx. Both were recorded on different dates.
County 1st half taxes of 2021 have been delinquent in the amount of $2449.52 and good through is xx/XX/2021.
County 2nd half taxes of 2020 are due on xx/XX/2022 in the amount of $2385.90.	According to a review of the payment history as of xx/XX/2021, the borrower is current with the loan and the next due date for the regular payment is xx/XX/2022. The last payment was received on xx/XX/2021 total in the amount of PITI $2,449.75 which includes P&I $2,449.75 with the rate of interest 2.500%, which was applied for the due date of xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.	xx:According to the review of the servicing comments, the loan is currently in collection. The next due date for the regular payment is xx/XX/2022. The UPB reflected in the latest payment history is in the amount of $xx.
No comments have been found regarding reason for default.
The borrower xx has been working at  xx as xx for 3 years.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No details have been found regarding damage. xx:xx:xx	Not Applicable	Field: Original Note Doc Date Loan Value: x/XX/xxxx Tape Value: xx/XX/xxxx |---| -xx (Days) |----| Comment: Tape shows note document date as xx. However, Note document date as xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Loan failed TILA APR test. APR Disclosed 2.734% on final CD, APR Calculated 2.869% Variance by -0.135%. Subject loan is a refinance, originated on xx and the SOL is 3 years."
* ComplianceEase TILA Test Failed (Lvl 2)     "Finance charge disclosed on Post-Consummation Revised Closing Disclosure as $xx. Calculated Finance Charge $xx for an under disclosed amount of $xx. Reason for Finance Charge under disclosure is unknown as the Fee Itemization and the Compliance Findings are missing. Subject loan is a refinance, originated on xx and the SOL is 3 years.

TILA Post-Consummation Revised Closing Disclosure Foreclosure Rescission Finance Charge test due to the finance charge is $xx. The disclosed finance charge of $xx is not considered accurate for purposes of Rescission because it is understated by more than $35. Subject loan is a refinance, originated on xx and the SOL is 3 years.

																																																																																								This loan failed the TILA Post-Consummation Revised Closing Disclosure APR Test due to the annual percentage rate (APR) is 2.869%. The disclosed APR of 2.734% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method. Subject loan is a refinance, originated on xx and the SOL is 3 years."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
19477943	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,471.08	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,385.04	3.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	794	800	24.124%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2021 shows that the subject mortgage was originated in the amount of $xx on xx/XX/2021 with the lender MERS as nominee for xx Corporation which was recorded on xx/XX/2021.
The chain of the assignment has been found.
No active judgments or liens have been found.
Taxes of 2021 have been paid in the amount of $1,412.24.	According to the payment history as of xx/XX/2021, the borrower is current with the loan and the last payment was received on xx/XX/2021 which was applied for xx/XX/2021 and the next due date for the payment is xx/XX/2022. The P&I is in the amount of $1,385.04 and PITI is in the amount of $1,872.96. The UPB reflected is in the amount of $xx.	xx:As per the review of the servicing comments, currently, the loan is in performing and the borrower is current with the loan and the last payment was received on xx/XX/2021 which was applied for xx/XX/2021 and the next due date for the payment is xx/XX/2022. The P&I is in the amount of $1,385.04 and PITI is in the amount of $1,872.96. The UPB reflected is in the amount of $xx.
The reason for default is unable to be determined.
No comments have been found regarding foreclosure in the latest servicing comments.
No comments have been found regarding bankruptcy in the latest servicing comments.
The subject property has been occupied by the owner. Recent servicing comments do not reflect any damage pertaining to the subject property. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	3: Curable	* LE/CD Issue date test Fail (Lvl 3) "Loan failed ComplianceEase delivery and timing test for Initial Closing Disclosure dated xx. Document tracker is missing and 3 business days were added to get receipt date 10/XX/2021 which is less than three business days from the Consummation date 10/XX/2021."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
46523397	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$1,701.57	11/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$831.01	2.625%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	796	816	44.275%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Updated title dated xx/XX/2021 shows that subject mortgage was originated on xx/XX/2020 in the amount of $xx which was recorded on xx/XX/2021 by lender, xx Corporation.
No assignment of mortgage has been found.
There is an active mortgage recorded prior to subject mortgage in the amount of $xx which was originated on xx/XX/2010 and recorded on xx/XX/2010 by lender, xx Union. No release or satisfaction document has been found on the title.
No active judgments or liens have been found.
Property taxes of 2021 are due in installments. The next installment is due on xx/XX/2022 in the amount of $1701.57. No delinquent taxes have been found.	Payment history as of xx/XX/2021 shows that loan is performing and next payment is due on xx/XX/2022. The last payment was applied on xx/XX/2021 in the amount of $1179.74 for the due date xx/XX/2021. The current UPB is $xx and interest rate is 2.625%.	xx:Current status of the loan is performing. PH as of xx/XX/2021 shows that loan is performing and next payment is due on xx/XX/2022. The last payment was applied on xx/XX/2021 for the due date xx/XX/2021. No evidence of damage or repair has been found. No evidence of Covid impact has been found. Property is owner occupied. No records of bankruptcy filed by the borrower has been found. xx:xx:xx	Not Applicable	Appraisal (Incomplete)	Field: Original Note Doc Date Loan Value: xx Tape Value: xx |---| -x (Days) |----| Comment: Original Note reflect note document date as xx. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Loan closed without appraisal. However, PIW signed by the borrower is also missing from the loan documents."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation due to decrease in Lender Credit on Post-Consummation Closing Disclosure dated 02/XX/2021. Initial LE dated 11/XX/2020 reflects Lender Credit at $14.42. However, Post-Consummation  CD dated 0xx does not reflects Lender Credit. This is decrease of +$14.42 for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents."
																																																																																							* Settlement date is different from note date (Lvl 3) "Final CD reflects closing date as xx. Notary's signature date on the Mortgage/Deed of Trust is xx. Note date is xx."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.275%, the borrower’s and co-borrower’s income is $3,737.25 and total expenses are in the amount of $1,654.66 and the loan was underwritten by AUS/DU xx and its recommendation is “Approve/Eligible” for a DTI of 44.275%."		Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
16207994	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$810.53	10/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$385.72	3.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	735	773	41.057%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2021 and was recorded on xx/XX/2021, in the amount of $xx, with MERS as nominee for xx, LLC, with Book/Page#xx.

The chain of assignment has been completed; currently, the assignment is with MERS as nominee for  xx, LLC.

No active judgments or liens have been found against the borrower.
Annual combined taxes of 2021 have been paid on xx/XX/2021 in the amount of $810.53.	According to the payment history as of xx/XX/2021, the current status of the loan is performing. The last payment was received on xx/XX/2021 which was applied for the due date of xx/XX/2021 and the next due date for payment is xx/XX/2021. The P&I is in the amount of $385.72 and PITI is in the amount of $535.29. The UPB reflected as per the payment history is in the amount of $xx.	xx:The current status of the loan is performing.
According to the payment history as of xx/XX/2021, the last payment was received on xx/XX/2021 which was applied for the due date of xx/XX/2021 and the next due date for payment is xx/XX/2021. The P&I is in the amount of $385.72 and PITI is in the amount of $535.29. The UPB reflected as per the payment history is in the amount of $xx.
As per 1003, the borrower is self-employed. He is the owner of A&D Horwitz for 19.0 years. xx are missing. Therefore COVID review has not been performed.
Covid-19 attestation is located at: “xx ”. xx:xx:xx	Not Applicable	Missing DU/GUS/AUS	Field: Age of Loan Loan Value: x Tape Value: x |---| -x |----| -xx.xxxxx% Comment: Age of loan is x. Tape Source: Initial Tape Type:
Field: Escrow Account Indicator   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: -x.xxx% Variance %: -x.xxxxx% Comment: The borrower's monthly income is $xx after subject loan the proposed amount $xx. Hence, the calculated DTI ratio is xx.xxx%. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Subject property approved as non-owner occupied. Seller tape shows borrower's self-employed business was not documented correctly. Borrower refused to supply us with the documentation needed to clear the repurchase."
																																																																																							* Missing DU/GUS/AUS as required by guidelines (Lvl 3) "AUS/DU is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
70732955	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$409.82	03/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$318.62	4.750%	360	xx	xx	USDA	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	640	Not Applicable	31.663%	First	Short Form Policy	Not Applicable	Not Applicable	04/XX/2019	$60,071.90	Not Applicable	4.750%	$329.37	05/XX/2019	Financial Hardship	The review of the updated title report dated xx/XX/2021 shows that the subject mortgage was originated in the amount of $xx on xx/XX/2016 with the lender MERS as nominee for xx Corporation which was recorded on xx/XX/2016.
The chain of the assignment has not been found.
No active judgments or liens have been found.
Taxes of 2020 have been paid in the amount of $409.82.	According to the payment history as of xx/XX/2021, the borrower has been delinquent with the loan for 5 months and the last payment was received on xx/XX/2021 which was applied for xx/XX/2021 and the next due date for the payment is xx/XX/2021. The P&I is in the amount of $329.37 and PITI is in the amount of $444.70. The UPB reflected is in the amount of $xx.	xx:As per the review of the servicing comments, currently, the loan is in collection and the borrower has been delinquent with the loan for 5 months and the last payment was received on xx/XX/2021 which was applied for xx/XX/2021 and the next due date for the payment is xx/XX/2021. The P&I is in the amount of $329.37 and PITI is in the amount of $444.70. The UPB reflected is in the amount of $xx.
The reason for default is unable to be determined.
No comments have been found regarding foreclosure in the latest servicing comments.
No comments have been found regarding bankruptcy in the latest servicing comments.
The subject property has been occupied by the owner. Recent servicing comments do not reflect any damage pertaining to the subject property. xx:xx:xx	This loan modification agreement was made between (borrower) xx and (Lender) xx , on 4/XX/2019.
The borrower promises to pay the new UPB in the amount of $xx with an annual fixed modified interest rate of 4.750% and new P&I is in the amount of $329.37 that began from xx. The maturity is xx. There is no provision for the balloon payment.	Missing Dicsloures Missing or error on the Rate Lock Mortgage Insurance	Field: Age of Loan Loan Value: xx Tape Value: xx |---| -x |----| -x.xxxxx% Comment: N/A. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xx (Days)   Variance %:    Comment: x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xx (Days)   Variance %:    Comment: x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xxx.xxx%   Tape Value: xx.xxx%   Variance: xx.xxx%   Variance %: xx.xxxxx%   Comment: Collateral value used for underwriting: $xx. Loan amount:$xx. CLTV = xxx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx%   Tape Value: xx%   Variance: xx%   Variance %: xx%   Comment: Collateral value used for underwriting: $xx. Loan amount:$xx. LTV = xx%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxMM   Tape Value: xxx   Variance:    Variance %:    Comment: xxxxxxxxxxxxxxxxxxxxxxMM.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MMxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxx   Variance:    Variance %:    Comment: MMxxxxxxxxxxxxxxxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: The borrower's monthly income is $x,xxx.xx after subject loan the proposed amount $xxx.xx and total non-housing Payments is $xxx.xx. Hence, the calculated DTI ratio is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Post-Close Housing Ratio per xxxx Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: -x.xxx% Variance %: -x.xxxxx% Comment: Total subject property PITIA (P&I $ xxx.xx + Real Estate Taxes $ xx.xx + Hazard Insurance $xx.xx + Flood Insurance $x.xx + MI $xx.xx + HOA Dues $x.xx) equals $xxx.xx. Total verified monthly income equals $x,xxx.xx. Housing Ratio equals xx.xxx%. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx does not reflect Rate Lock Fee and Appraisal Re-Inspection Fee. However, CD dated xx reflects Rate Lock Fee at $106.89 and Appraisal Re-Inspection Fee at $150.00. Loan estimate dated xx reflect Credit Report Fee at $50.00. However, CD dated 3/XX/2016 reflects Credit Report Fee at $80.85. This is a cumulative increase in fee of $287.74 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape reflects that Invalid AUS Findings. However, this is USDA loan and GUS is located at xx."
* MI, FHA or MIC missing and required (Lvl 3)     "USDA Guaranty certificate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 3) "Home Loan Toolkit is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 5.809% Exceeds APR threshold of 5.520% Over By +0.289%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed Higher-Priced Mortgage Loan Test due to APR calculated 5.809% Exceeds APR threshold of 5.520% Over By +0.289%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
																																																																																								* LTV or CLTV exceeds xx% (Lvl 2) "Collateral value used for underwriting: $xx. Loan amount:$xx. LTV/CLTV = xx% exceeds 104%."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
41342760	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,748.10	11/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,769.67	4.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	791	Not Applicable	44.076%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2021 reflects that the subject mortgage was originated on xx/XX/2019 with the lender MERS as nominee for xx Corporation in the amount of $xx, which was recorded on xx/XX/2019 Instrument# | Book/Page# xx / 398.
The chain of the assignment has been completed.
No active liens and judgments have been found against the borrower and the property.
2nd half town taxes of 2021 are due on xx/XX/2022 in the amount of $2,748.10.
No prior year’s delinquent taxes have been found.	According to a review of the payment history as of xx/XX/2021, the loan is currently performing and the next due date for the regular payment is xx/XX/2021. The last payment was received on xx/XX/2021 total in the amount of PITI $2,611.99 which includes P&I $1,769.67 with the rate of interest 4.875%, which was applied for the due date of xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.	xx:According to the review of the servicing comments, the current status of loan is performing. The next due date for the regular payment is xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.
No comments have been found regarding reason for default.
Employment details are not mentioned as URLA is missing from the loan file.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No details have been found regarding damage. xx:xx:xx	Not Applicable	Initial 1003_Application Missing Initial Closing Disclosure Missing Initial LE Missing or error on the Rate Lock	Field: Age of Loan Loan Value: xx Tape Value: xx |---| -x |----| -x.xxxxx% Comment: Age xof loan is xx. Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: x   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx Tape Value: x Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "ComplianceEase TRID Tolerance test is incomplete due to Initial LE and Initial CD is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 3)     "Initial application dated 02/XX/2019 signed by loan originator is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial closing disclosure is missing from the loan documents."
* Missing Initial LE (Lvl 3)     "Initial Loan Estimate dated 02/XX/2019 is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 44.07%. Tape shows defect undisclosed debt, further details are not provided. Unable to rely on docs in file and unable to calc ATR."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.07%, the Borrower income was $8,440.29 and total expenses are in the amount of $3,720.12 and the loan was underwritten by AUS/DU xx and its recommendation is “Approve/Eligible” with a DTI of 44.08%."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
53370456	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,032.99	11/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$669.55	5.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	18.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	693	Not Applicable	42.994%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2019 and was recorded on xx/XX/2019, in the amount of $xx, with MERS as nominee for xx Corporation., with Instrument#-xx|Book/Page#xx.

The chain of assignments has been completed. Currently, the assignment is with MERS as nominee for xx Corporation.

There is a junior mortgage against the subject property in the favor of the xx, which was originated on xx/XX/2019 and was recorded on xx/XX/2019, in the amount ofxx with Instrument#xx.

No active judgments or liens have been found against the borrower.
1st and 2nd installments county taxes of 2020 have been paid on xx/XX/2021 & xx/XX/2021 in the amount of $4,032.99.	According to the payment history as of xx/XX/2021, the current status of the loan is performing. The last payment was received on xx/XX/2021 which was applied for the due date of xx/XX/2021 and the next due date for payment is xx/XX/2021. The P&I is in the amount of $669.55 and PITI is in the amount of $1,324.43. The UPB reflected as per the payment history is in the amount of $xx.	xx:The current status of the loan is performing.
According to the payment history as of xx/XX/2021, the last payment was received on xx/XX/2021 which was applied for the due date of xx/XX/2021 and the next due date for payment is xx/XX/2021. The P&I is in the amount of $669.55 and PITI is in the amount of $1,324.43. The UPB reflected as per the payment history is in the amount of $xx.
The collections comments dated xx/XX/2021 reflect that the due date has been changed from xx/XX/2020 to xx/XX/2021 with a new UPB of $xx. However, the adjustment of the terms agreement is missing from the loan file.
As per the comments dated xx/XX/2021, the reason for default is a curtailment of income.
No evidence has been found regarding damage or repairs in the latest servicing comments. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: xx Tape Value: xx |---| -x |----| -x.xxxxx% Comment: NA Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: xx/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xx (Days)   Variance %:    Comment: According to the payment history as of xx/XX/xxxx, the last payment was received on xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: x   Variance:    Variance %:    Comment: As per the payment history, the string is xxxxxxxxxxxxxxxxxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: x   Variance:    Variance %:    Comment: As per the payment history, the string reversed is xxxxxxxxxxxxxxxxxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Tape shows Post Close DTI is xx.xxx%. However Final Application documents reflects it as xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Post-Close Housing Ratio per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Tape shows Post Close Housing Ratio is xx.xxx%. However Final Application reflects as xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Property Postal Code   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Original note reflects property postal code as xx.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: xxx Tape Value: xxx Variance: -x Variance %: -x.xxxxx% Comment: Original note reflects stated remaining term as xxx. Tape Source: Initial Tape Type:	3: Curable	* Cash out purchase (Lvl 3) "The subject loan is a purchase case. However, the final CD dated 09/XX/2019 reflects cash to in the amount of $214.41."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3)     "TRID tolerance test is incomplete due to Initial Loan Estimate is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows TRID Violation further details are not disclosed."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 6.062% Exceeds APR threshold of 5.100% Over by +0.962%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
																																																																																								* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed Higher-Priced Mortgage Loan test due to APR calculated 6.062% Exceeds APR threshold of 5.100% Over by +0.962%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."		Elevated	Pass	Pass	Pass	Pass	No Result	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
72289283	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,927.61	11/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$705.90	2.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	728	Not Applicable	42.282%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the pro-title dated xx/XX/2021, the subject mortgage was originated on xx/XX/2020 with the lender MERS as nominee for xx Corporation.
The chain of assignment has been completed. Currently, the mortgage is with MERS as nominee for xx Corporation which is recorded on xx/XX/2020.
No active judgments or liens have been found.
Annual combined taxes of 2021 have been paid in the amount of $1927.61.
No prior year delinquent taxes have been found	According to the payment history as of xx/XX/2021, the borrower is current with the loan and the next due date for payment is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $987.48 which was applied for xx/XX/2021. The P&I is in the amount of $705.90 and PITI is in the amount of $987.48. The UPB reflected as per the payment history is in the amount of $xx.	xx:The loan is currently performing and the next due date for payment is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $987.48 which was applied for xx/XX/2021. No evidence of post-closing foreclosure and bankruptcy has been found. The property is owner-occupied.
No repairs and damages have been found. No comments have been found stating the borrower’s income was impacted by Covid.
The borrower xx. xx has been working at xx for 1 year. xx:xx:xx	Not Applicable	HUD-1 Closing Statement Initial 1003_Application Missing or error on the Rate Lock	Field: Age of Loan Loan Value: xx Tape Value: xx |---| -x |----| -xx.xxxxx% Comment: Age of loan is -x Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: xx/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xx (Days)   Variance %:    Comment: As per the payment history, the last payment was received on xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxx   Tape Value: x   Variance:    Variance %:    Comment: As per the payment history, the string is xxxxxxxxxxxxx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxx   Tape Value: x   Variance:    Variance %:    Comment: As per the payment history, the string reversed is xxxxxxxxxxxxx   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: The Final xxxx Application reflects post-close DTI as xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Post-Close Housing Ratio per xxxx Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: x.xxx% Variance %: x.xxxxx% Comment: The Final xxxx Application reflects Housing Ratio as xx.xxx%. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final Closing Disclosure is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "As per 1008 interested party, contributions are 2.97%. However, seller tape reflects Excessive Seller Contribution."
* Missing Initial 1003_Application (Lvl 3)     "The Initial 1003 application signed by the borrowers is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
80037522	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,287.11	11/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$515.13	2.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	788	Not Applicable	40.141%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2020 with lender MERS as nominee for xx Corporation and recorded on xx/XX/2020 for the amount of $xx.
The chain of assignment has been completed. No latest assignment has been found.
There are no active liens and judgments against the borrower.
Annual taxes for the year 2021 have been paid for the amount of $1287.11. No prior year tax delinquency has been found.	According to the payment history as of dated xx/XX/2021, the borrower is regular with the payment and the next due date is xx/XX/2021. The last payment was received on xx/XX/2021 for the amount of $774.53xx. The monthly P&I is in the amount of $515.13 with an interest rate of 2.875%. The current UPB is reflected in PH for the amount of $xx.	xx:The current status of loan is performing. According to the payment history as of dated xx/XX/2021, the borrower is regular with the payment and the next due date is xx/XX/2021. The last payment was received on xx/XX/2021 for the amount of $774.53xx. The monthly P&I is in the amount of $515.13 with an interest rate of 2.875%. The current UPB is reflected in PH for the amount of $xx.
No comments have been found regarding the foreclosure and bankruptcy. The subject property is owner-occupied and is in average condition. No comments have been found regarding the damages or repairs. Also, no comments have been found regarding the income impacted due to covid-19. xx:xx:xx	Not Applicable	Initial 1003_Application Missing Initial Closing Disclosure Missing or error on the Rate Lock	Field: Age of Loan Loan Value: x Tape Value: xx |---| -x |----| -xx.xxxxx% Comment: Note reflects age of loan as x. Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Note reflects borrower last name as xx.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xx (Days)   Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxx   Tape Value: x   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxx   Tape Value: x   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: As per Final xxxx application post-close DTI as xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Post-Close Housing Ratio per xxxx Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: -xx.xxx% Variance %: -xx.xxxxx% Comment: As per Final xxxx application post-close housing ratio as xx.xxx%. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "ComplianceEase TRID tolerance test is incomplete due to initial closing disclosure is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 3)     "Initial Application is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial closing disclosure is missing from loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 41.84%. Seller tape shows issue related DTI calculation. No further details are provided. Unable to rely on docs in the loan file and unable to calculate ATR."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
68205616	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,728.45	09/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$942.37	2.375%	360	xx	xx	FHA	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	657	Not Applicable	50.000%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2021 shows that the subject mortgage was originated in the amount of $xx xx/XX/2021 with the lender MERS as nominee for xx Corporation which was recorded on xx/XX/2021.
The chain of the assignment has been completed. The assignment is with xx Corporation.
No active judgments or liens have been found.
Taxes of 2021 have been paid in the amount of $1,728.45.	According to the payment history as of xx/XX/2021, the borrower is current with the loan and the last payment was received on xx/XX/2021 which was applied for xx/XX/2021 and the next due date for the payment is xx/XX/2021. The P&I is in the amount of $942.37 and PITI is in the amount of $1,499.07. The UPB reflected is in the amount of $xx.	xx:As per the review of the servicing comments, currently, the loan is in performing and the borrower is current with the loan and the last payment was received on xx/XX/2021 which was applied for xx/XX/2021 and the next due date for the payment is xx/XX/2021. The P&I is in the amount of $942.37 and PITI is in the amount of $1,499.07. The UPB reflected is in the amount of $xx.
The reason for default is unable to be determined.
No comments have been found regarding foreclosure in the latest servicing comments.
No comments have been found regarding bankruptcy in the latest servicing comments.
The subject property has been occupied by the owner. Recent servicing comments do not reflect any damage pertaining to the subject property. xx:xx:xx	Not Applicable	Credit Application Missing Initial Closing Disclosure Missing or error on the Rate Lock	Field: Age of Loan Loan Value: x Tape Value: x |---| -x |----| -xx.xxxxx% Comment: x Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Borrower last name is xx.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xx (Days)   Variance %:    Comment: xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. CLTV is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxx   Tape Value: x   Variance:    Variance %:    Comment: xxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxx   Tape Value: x   Variance:    Variance %:    Comment: xxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Post close DTI is xx.xx%.   Tape Source: Initial   Tape Type:
Field: Post-Close Housing Ratio per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Post close housing ratio is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Change in Rate/Term   Tape Value: No Cash-Out   Variance:    Variance %:    Comment: Purpose of refinance is Change in Rate/Term.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: xxx Tape Value: xxx Variance: -x Variance %: -x.xxxxx% Comment: xxx. Tape Source: Initial Tape Type:	3: Curable	* Application Missing (Lvl 3) "Final Application is missing from the loan documents."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3)     "Initial LE date xx is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject approved at 50.00%. Tape shows Program/Guideline Violation."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial Closing disclosure is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate Lock agreement is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 50.00%, the Borrower income was $6,539.42 and total expenses are in the amount of $3,269.69 and the loan was underwritten by DU xx and its recommendation is “Approve/Eligible” with a DTI of 50.00%."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "Right to cancel not hand dated by borrower."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
31568066	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,312.33	11/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$836.66	2.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	777	773	26.854%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2021 with the lender MERS as nominee for xx which was recorded on xx/XX/2021.
The chain of assignment has been completed. Currently, the mortgage is MERS as nominee for xx
No active liens and judgments have been found.
The annual taxes of 2021 have been paid in the amount of $2,312.33.	As per the seller’s tape data as of xx/XX/2021, the borrower is current with the loan. The last payment was made in the amount of $836.66 which was applied for the due date of xx/XX/2021. The next due date is xx/XX/2021. The current UPB per tape data is $xx.	xx:The loan is performing. As per the seller’s tape data as of xx/XX/2021, the borrower is current with the loan. The last payment was made in the amount of $836.66 which was applied for the due date of xx/XX/2021. The next due date is xx/XX/2021. The current UPB per tape data is $xx.
The loan has not been modified since origination.
At the time of origination, the borrower was working as xx in xx from last 8 years.
The occupancy of the subject property is unable to be determined. The comments do not provide any information regarding the damages and repairs to the subject property. xx:xx:xx	Not Applicable	Field: Borrower x Current Employer x Contact Name Loan Value: xx. Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Original Appraisal Date   Loan Value: xx  Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Appraisal documents reflects, Appraisal date is xx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx CLTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx%   Tape Value: xx%   Variance: -xx%   Variance %: -xx%   Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx LTV = xx%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxx   Tape Value: xxxxxxxxxXXX   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxx   Tape Value: XXXxxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Borrower income was $x,xxx.xx and Total Debts are in the amount of $xx.xx hence calculated Housing Ratio as per xxxx is xx.xxx%.   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Remaining Term Loan Value: xxx Tape Value: xxx Variance: x Variance %: x.xxxxx% Comment: Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Subject property is NOO. Tape shows defect that BWR was not employed at closing."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
97337883	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$10,092.43	04/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,803.81	2.750%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	679	655	53.400%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2021 with lender MERS as nominee for xx Loans, Inc and recorded on xx/XX/2021 for the amount of $xx.
The chain of assignment has been completed.
There is mortgage prior to the subject mortgage originated on xx/XX/2003 and recorded on xx/XX/2003 for the amount of $xx with lender xx.
There is civil judgment recorded on xx/XX/2018 for the amount of $105.00 in the favor of Clerk of the xx Traffic & xx Agency.
Taxes for the year of 2021-22 will be due on xx/XX/2022 for the amount of $xx. No prior year tax delinquency has been found.	According to the payment history as of dated xx/XX/2021, the borrower has been delinquent for 4 months and the next due date is xx/XX/2021. The last payment was received on xx/XX/2021 for the amount of $3062.25xx. The monthly P&I is in the amount of $1803.81 with an interest rate of 2.750%. The current UPB is reflected in PH for the amount of $xx.	xx:The current status of the loan is in collection. According to the payment history as of dated xx/XX/2021, the borrower has been delinquent for 4 months and the next due date is xx/XX/2021. The last payment was received on xx/XX/2021 for the amount of $3062.25xx. The monthly P&I is in the amount of $1803.81 with an interest rate of 2.750%. The current UPB is reflected in PH for the amount of $xx. The covid-19 attestation located at xx.
No comments have been found regarding the foreclosure and bankruptcy. The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. As per the servicing comment dated xx/XX/2021, the borrower’s income has been impacted due to covid-19. xx:xx:xx	Not Applicable	Field: Borrower x Current Employer x Contact Name Loan Value: Unavailable Tape Value: xx|---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Forbearance Plan Start Date   Loan Value: Not Applicable   Tape Value: x/XX/xxxx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Mortgage Type   Loan Value: FHA   Tape Value: Conventional   Variance:    Variance %:    Comment: Applicationn reflects mortgage type as FHA.   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: xx  Tape Value: xx  Variance: x (Days)   Variance %:    Comment: Appraisal report reflects original appraisal date as xx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral value used for underwriting: $xx. Loan amount: $xx. CLTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx%   Tape Value: xx%   Variance: xx%   Variance %: xx%   Comment: Collateral value used for underwriting: $xx. Loan amount: $xx. LTV = xx%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxx   Tape Value: xxxxxxxXXXXX   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxx   Tape Value: XXXXXxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property City   Loan Value: xx Station   Tape Value: xx   Variance:    Variance %:    Comment: Application reflects property address as xx.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: xxx Tape Value: xxx Variance: x Variance %: x.xxxxx% Comment: Stated remaining term is xxx. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Seller tape shows following issue: Uninsurable. Last sold xx for $xx and new contract 1/21 for 450K."	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan failed the TRID consummation date and closing / settlement date validation test due to: Initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 53.400%, the borrower income was $xx and total expenses are in the amount of $8,389.25 and the loan was underwritten by DU xx) and its recommendation is “Approve/Eligible” with a DTI of 53.40%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
18011577	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,281.15	11/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,507.38	3.600%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	694	Not Applicable	49.311%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the pro-title dated xx/XX/2021, the subject mortgage was originated on xx/XX/2020 with the lender MERS as nominee for xx
The chain of assignment has been completed. Currently, the mortgage is with MERS as nominee for xx which is recorded on xx/XX/2020.
There is a judgment in the amount of xx which was recorded on xx/XX/2014 in the favor of xx
Annual combined taxes of 2021 have been paid in the amount of $6029.90.
No prior year delinquent taxes have been found.	According to the payment history as of xx/XX/2021, the borrower is current with the loan and the next due date for payment is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $2,361.06 which was applied for xx/XX/2021. The P&I is in the amount of $1,507.38 and PITI is in the amount of $2,361.06. The UPB reflected as per the payment history is in the amount of $xx.	xx:The present status of the loan is in performing and the next due date for payment is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $2,361.06 which was applied for xx/XX/2021. No evidence of post-closing foreclosure and bankruptcy have been found. The property is owner occupied.
No repairs and damages have been found. The borrower xx has been working at xx as a xx for 4 months. xx:xx:xx	Not Applicable	Initial 1003_Application	Field: Original Appraisal Date Loan Value: xx Tape Value:xx |---| xx (Days) |----| Comment: The Appraisal reflects the date effective date as xx. Tape Source: Initial Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Remaining Term Loan Value: xxx Tape Value: xxx Variance: x Variance %: x.xxxxx% Comment: The stated remining term is xxx. Tape Source: Initial Tape Type:	4: Unacceptable	* Fraud Report Alert (Lvl 4) "Subject originated 4/20. Tape shows loan repurchased over fraud. Further details not provided. Elevated for client review."	* Missing Initial 1003_Application (Lvl 3) "Initial Application is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.311%, the borrower's income was $7,010.40 and total expenses are in the amount of $3,456.89 and the loan was underwritten by DU xx and its recommendation is “Approve/Eligible” with a DTI of 49.311%."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
42085689	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,326.86	11/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,946.26	3.850%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	788	754	43.688%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2019 and was recorded on xx/XX/2019, in the amount of $xx, with MERS as nominee for xx with Instrument#xx.

The chain of assignment has been completed; currently, the assignment is with MERS as nominee for xx .

There is a state tax lien against the borrower in the favor of xx Board of the State of xx, which was recorded on xx/XX/2013 xx in the amount of $6,132.09.

1st and 2nd installments county taxes of 2021 are due on xx/XX/2021 & xx/XX/2022 in the amount of $5,326.86.	According to the payment history as of xx/XX/2021, the current status of the loan is performing. The last payment was received on xx/XX/2021 which was applied for the due date of xx/XX/2021 and the next due date for payment is xx/XX/2022. The P&I is in the amount of $1,946.26 and PITI is in the amount of $3,223.51. The UPB reflected as per the payment history is in the amount of $xx.	xx:The current status of the loan is performing.
According to the payment history as of xx/XX/2021, the last payment was received on xx/XX/2021 which was applied for the due date of xx/XX/2021 and the next due date for payment is xx/XX/2022. The P&I is in the amount of $1,946.26 and PITI is in the amount of $3,223.51. The UPB reflected as per the payment history is in the amount of $xx.
The reason for default is unable to be determined from the latest servicing comments.
No comment has been found stating that borrower’s income is impacted due to Covid-19.
No evidence has been found regarding damage or repairs in the latest servicing comments. xx:xx:xx	Not Applicable	Hazard Insurance Initial 1003_Application	Field: Borrower x Current Employer x Contact Name Loan Value: Unavailable Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xxxxxxxxxxxxxxxxxxxxxxx Tape Value: xxxxxxxxxxxx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "Subject approved as OO but seller defect shows may be NOO. Tape shows post close determined BWR does not occupy subject as has other primary residence. Elevated for client review."	* Missing Initial 1003_Application (Lvl 3) "Missing Initial Application dated 11/XX/2019 signed by the Borrower."
* Missing proof of hazard insurance (Lvl 3) "A copy of hazard insurance is missing in the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 41%. Tape shows rental income miscalculation may push DTI over 51%. Unable to rely on docs in file and unable to calc ATR."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.020%, the Borrower income was $9,586.67 and total expenses are in the amount of $4,124.18 and the loan was underwritten by DU xx and its recommendation is “Approve/Eligible” with a DTI of 43.02%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
69950987	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,208.70	10/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,220.71	3.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	724	Not Applicable	49.360%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2021 reflects that the subject mortgage was originated on xx/XX/2019 with the lender MERS as nominee for xx in the amount of $xx, which was recorded on xx/XX/2019 Instrument# | Book/Page# xx. The chain of the assignment has been completed. No active liens and judgments have been found against the borrower and the property. No prior year’s delinquent taxes have been found.	According to a review of the payment history as of xx/XX/2021, the borrower is current with the loan and the next due date for the regular payment is xx/XX/2021. The last payment was received on xx/XX/2021 total in the amount of PITI $1,965.23 which includes P&I $1,220.71 with the rate of interest 3.990%, which was applied for the due date of xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.	xx:According to the review of the servicing comments, the loan is currently in collection. The next due date for the regular payment is xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.
As per servicing comment dated xx/XX/2020, borrower’s income is impacted by covid-19. FB plan was approved which was started on xx/XX/2020.
The borrower xx has been working at xx as xx for 11 years.
As per the servicing comments, the subject property has been occupied by the owner. As per comment dated xx/XX/2020, the subject property had damage due to wind on xx/XX/2020. xx has been received in the amount of xx from xx Oration. As per servicing comment dated xx/XX/2021, again the subject property had damaged due to water on xx/XX/2021. Check has been received on xx/XX/2021 in the amount of $xx. xx cost amount for repair is $xx. However, no further details have been found regarding completion of repairs. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Original Appraisal Date Loan Value: xx Tape Value: xx |---| xx (Days) |----| Comment: The Appraisal reflects the date effective date as xx. Tape Source: Initial Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: xxx Tape Value: xxx Variance: x Variance %: x.xxxxx% Comment: N/A. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan Fails Qualified Mortgage Lending Policy Points and Fees Test due to Fees charged $9,146.12 Fees threshold $7,500.50 Over By +$1,645.62
The below fees were included in the test:

Administration Fee paid by Borrower: $949.00
Mortgage Broker Fee (Indirect) $6,400.00
Points - Loan Discount Fee paid by Borrower: $1,797.12"
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to Fees charged $9,146.12 exceeds Fees threshold of $7,500.50 Over by +$1,645.02.
The below fees were included in the test:

Administration Fee paid by Borrower: $949.00
Mortgage Broker Fee (Indirect) $6,400.00
Points - Loan Discount Fee paid by Borrower: $1,797.12"
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 49.360%. Tape shows asset misrepresentation by borrower. Borrower showed funds available at closing $xx. Post close showed actual available funds were $xx. AUS reflects funds required at closing $xx. Unable to rely on docs in file and unable to calc ATR."
* ComplianceEase TILA Test Failed (Lvl 2)     "Finance charge disclosed on Final CD as $xx. Calculated Finance charge is $xx. Test failed for an under disclosed amount of $198.59. Reason for Finance Charge under disclosure is unknown as the Fee Itemization is missing. Subject loan is a purchase, originated on xx and the SOL is 1 year."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.360%. The borrower's income is $4,146.78 and total expenses are in the amount of $2,046.84 and the loan is underwritten using DU xx and its recommendation is “Approve/Eligible” with a DTI of 49.360%."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$40,000.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
41624992	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,619.04	11/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,562.38	2.250%	180	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	755	764	38.278%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2021 with lender xx Loans, Inc and recorded on xx/XX/2021 for the amount of $xx.
The chain of assignment has been completed.
There are no active liens and  judgments against the borrower.
Annual county taxes for the year 2021 have been paid for the amount of $2619.04. No prior year tax delinquency have been found.	According to the payment history as of dated xx/XX/2021, the borrower is regular with the payment and the next due date is xx/XX/2021. The last payment was received on xx/XX/2021 for the amount of $1810.52xx. The monthly P&I is in the amount of $1562.38 with an interest rate of 2.250%. The current UPB is reflected in PH for the amount of xx.	xx:The current status of the loan is in collection. According to the payment history as of dated xx/XX/2021, the borrower is regular with the payment and the next due date is xx/XX/2021. The last payment was received on xx/XX/2021 for the amount of $1810.52xx. The monthly P&I is in the amount of $1562.38 with an interest rate of 2.250%. The current UPB is reflected in PH for the amount of xx. xx-19 attestation located at xx.
No comments have been found regarding the foreclosure and bankruptcy. The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. Also, no comments have been found regarding the income impacted due to covid-19. xx:xx:xx	Not Applicable	Field: Borrower x Current Employer x Contact Name Loan Value: Unavailable Tape Value:xx|---| |----| Comment: Tape Source: Initial Tape Type:
Field: Payment History String   Loan Value: xxxxxxx   Tape Value: xxxxxxxXXXXX   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxx   Tape Value: XXXXXxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: xxx Tape Value: xxx Variance: x Variance %: x.xxxxx% Comment: As per Tape data, Stated Remaining term of loan is xxx months. However it reflects xxx months. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan fails Qualified Mortgage Lending Policy points and fees test due to Fees charged $8,197.02 Exceeds Fees threshold of $7,063.86 Over by +$1,133.16.
The below fees were included in the test:

Administration Fee paid by Borrower: $949.00
Mortgage Broker Fee (Indirect) $5,962.50
Points - Loan Discount Fee paid by Borrower: $1,285.52"
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to Fees charged $8,197.02 Exceeds Fees threshold of $7,063.86 Over by +$1,133.16.
The below fees were included in the test:

Administration Fee paid by Borrower: $949.00
Mortgage Broker Fee (Indirect) $5,962.50
Points - Loan Discount Fee paid by Borrower: $1,285.52"
* Loan does not conform to program guidelines (Lvl 3)     "The subject was approved at 38.496%. Per seller tape, PITI provided on LP does not match with PITI provided on other documents. LP reflects PITI as $1825.77 and PITI per document is $1,810.52."
																																																																																							* Settlement date is different from note date (Lvl 3) "Final CD reflects closing date as 3/XX/2021. Notary's signature date on the Mortgage/Deed of Trust is xx. Note date is xx."			Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
87649064	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,158.00	11/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,184.83	2.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	800	Not Applicable	35.193%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2020 and was recorded on xx/XX/2020, in the amount of $xx with ERS as nominee for xx

The chain of assignment has been completed.

No active judgments or liens have been found.

Annual county taxes of 2021 have been due in the amount of $1,365.00.

Annual county taxes of 2020 have been paid in the amount of $1,365.00 on xx/XX/2020.

Annual city taxes of 2021 have been paid in the amount of $793.00 on xx/XX/2021.

No prior year delinquent taxes have been found.	According to payment history as of xx/XX/2021, the borrower is current with the loan and the next due date for payment is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $1,529.49 which was applied for due date xx/XX/2021. The current P&I is in the amount of $1,184.83 and current PITI is in the amount of $1,529.49 with an interest rate of 2.990%. The current UPB reflected as per the payment history is in the amount of $xx.	xx:According to servicing comments, the current status of the loan is performing.

According to payment history as of xx/XX/2021, the borrower is current with the loan and the next due date for payment is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $1,529.49 which was applied for due date xx/XX/2021. The current P&I is in the amount of $1,184.83 and current PITI is in the amount of $1,529.49 with an interest rate of 2.990%. The current UPB reflected as per the payment history is in the amount of $xx.

The latest property inspection report is not available in the loan file to determine current property condition.

As per servicing comment unable to determine the reason for default.

No comment pertaining to the damage on the subject property has been observed.

The loan hasn’t modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found.

Covid-19 attestation is present in the loan file located at xx. xx:xx:xx	Not Applicable	Initial 1003_Application	Field: Borrower x Current Employer x Contact Name Loan Value: Unavailable Tape Value: Ixx|---| |----| Comment: Unavailable. Tape Source: Initial Tape Type:
Field: Original Appraisal Date   Loan Value: x   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: The Appraisal reflects the date effective date as xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxx   Tape Value: xxxxxxxxxxXX   Variance:    Variance %:    Comment: Payment history string is xxxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxx   Tape Value: XXxxxxxxxxxx   Variance:    Variance %:    Comment: Payment history reversed string is xxxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -xx.xxx%   Variance %: -xx.xxxxx%   Comment: The Borrower's income is $x,xxx.xx after subject loan the proposed amount $x,xxx.xx and total Non-Housing payments is $xx.xx hence, the calculated DTI ratio is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: xxx Tape Value: xxx Variance: x Variance %: x.xxxxx% Comment: Stated remaining term reflects as xxx. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan fails Compliance Ease delivery and timing test for Closing Disclosure dated xx. CD is electronically signed by borrower on xx, Initial CD receipt date is on the Consummation date 12/XX/2020."
																																																																																							* Missing Initial 1003_Application (Lvl 3) "Initial application is missing from loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approve at 35.193%. Tape shows income miscalculation and borrower's ability to maintain a consistent level of income was not established and therefore does not support the $4,894 monthly income used to qualify. Additionally, there are discrepancies in the income documents Unable to rely on documents in file and unable to calculate ATR."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
91608484	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,672.00	11/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,144.76	5.250%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	624	Not Applicable	42.272%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2019 with the lender MERS as nominee for xx which was recorded on xx/XX/2019.
The chain of assignment has been completed. Currently, the mortgage is MERS as nominee for xx
There is a credit card judgment recorded prior to the subject mortgage in favor of xx LLC in the amount of $2,097.58.
The annual taxes of 2021 have been paid in the amount of $4,672.00.	As per the seller’s tape data as of xx/XX/2021, the borrower is current with the loan. The last payment was made in the amount of $2,144.76 which was applied for the due date of xx/XX/2021. The next due date is xx/XX/2021. The current UPB per tape data is $xx.	xx:The loan is performing. As per the seller’s tape data as of xx/XX/2021, the borrower is current with the loan. The last payment was made in the amount of $2,144.76 which was applied for the due date of xx/XX/2021. The next due date is xx/XX/2021. The current UPB per tape data is $xx.
The loan has not been modified since origination.
At the time of origination, the borrower was working as a xx for the last 17 years.
The occupancy of the subject property is unable to be determined. The comments do not provide any information regarding the damages and repairs to the subject property. xx:xx:xx	Not Applicable	Field: Borrower x Current Employer x Contact Name Loan Value: Unavailable Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Not Applicable   Tape Value: x/XX/xxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Forbearance Plan Start Date   Loan Value: Not Applicable   Tape Value: x/XX/xxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: xx   Tape Value: xx   Variance: x (Days)   Variance %:    Comment: Appraisal documents shows, Appraisal date is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Borrower income was $x,xxx.xx and Total Debts are in the amount of $xxx.xx hence calculated Housing Ratio as per xxxx is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-x   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Remaining Term   Loan Value: xxx   Tape Value: xxx   Variance: x   Variance %: x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Trial Modification Agreement in file? Loan Value: No Tape Value: Yes Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the TRID disclosure delivery and receipt date validation test due to The Revised Loan Estimate Receipt Date xx is before Revised Loan Estimate Delivery Date xx."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approve at 42.27%. AUS invalid as SE income discrepancy over truck lease was not documented and may push DTI over 47%. Unable to rely on documents in file and unable to calculate ATR."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 5.292% Exceeds APR threshold of 5.290% Over By +0.002%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
																																																																																								* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed Higher-Priced Mortgage Loan Test due to APR calculated 5.292% Exceeds APR threshold of 5.290% Over By +0.002%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
18725829	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,139.31	11/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,979.01	2.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	711	Not Applicable	29.324%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2021 and was recorded on xx/XX/2021, in the amount of $xx, with MERS as nominee for xx, with Instrument#xx.

The chain of assignment has been completed; currently, the assignment is with MERS as nominee for xx

No active judgments or liens have been found against the borrower.
Annual county taxes of 2021 have been paid on xx/XX/2021 in the amount of $6,139.31.	According to the payment history as of xx/XX/2021, the current status of the loan is performing. The last payment was received on xx/XX/2021 which was applied for the due date of xx/XX/2021 and the next due date for payment is xx/XX/2022. The P&I is in the amount of $1,979.01 and PITI is in the amount of $4,907.09. The UPB reflected as per the payment history is in the amount of $xx.	xx:The current status of the loan is performing.
According to the payment history as of xx/XX/2021, the last payment was received on xx/XX/2021 which was applied for the due date of xx/XX/2021 and the next due date for payment is xx/XX/2022. The P&I is in the amount of $1,979.01 and PITI is in the amount of $4,907.09. The UPB reflected as per the payment history is in the amount of $xx.
The reason for default is unable to be determined from the latest servicing comments.
No comment has been found stating that borrower’s income is impacted due to Covid-19.
No evidence has been found regarding damage or repairs in the latest servicing comments.
As per 1003, the borrower is working at xx as a xx for 2.7 years.
Covid-19 attestation is located at: “xx.” xx:xx:xx	Not Applicable	Appraisal (Incomplete)	Field: Original Appraisal Date Loan Value: xx Tape Value: xx |---| x (Days) |----| Comment: Original appraisal date is xx. Tape Source: Initial Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxx   Tape Value: xxxxxxxxxXXX   Variance:    Variance %:    Comment: As per the latest payment history, the string is xxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xxxxxxxxx Tape Value: XXXxxxxxxxxx Variance: Variance %: Comment: As per the latest payment history, the string reversed is xxxxxxxxx. Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "Subject appraisal came in at $500K. Tape shows appraisal noted need for improvements (roof, windows, structure and condition) and Freddie QC value came back at $305K. Current UPB $461K. Elevated for client review."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan failed Qualified Mortgage Lending Policy Points and Fees Test due to Fees Charged:$xx Fees Threshold:$xx Over by +$4,699.60. The following fees were included in the test:
Administration Fee paid by Borrower: $485.91
Mortgage Broker Fee (Indirect) $xx
Points - Loan Discount Fee paid by Borrower: $5,146.50."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed Lender Credit That Cannot Decrease Test Initial CD dated xx  reflects Credit Report Fee (CR) at $50.00. However, Final CD dated xx reflects Credit Report Fee (CR) at $0. This is decrease of $50.00 for charges that cannot decrease test. Valid COC for the decrease in Lender credit is missing from the loan documents.

Loan failed Non-Specific Lender Credit That Cannot Decrease Test Initial LE dated 12/XX/2020 reflects Non-specific lender credit at $3,713.00. However, Final CD dated 01/XX/2021 reflects Non-specific lender credit at $0. This is decrease of $3,663.00 for charges that cannot decrease test. Valid COC for the decrease in NSLC is missing from the loan documents.

TRID Violation in Charges that Cannot Increase test due to increase of fee in Initial CD dated xx. Initial LE dated xx does not reflects Points - Loan Discount Fee. However, Final CD dated 01/XX/2021 reflects Points - Loan Discount Fee at $5,146.50. This is fee increase of $5,146.50 for 0% tolerance test fee. Valid COC for the increase in fee amount is missing in the loan documents."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan failed the GSE (Fannie Mae public guidelines) QM Points and Fees Test due to Fees Charged:$xx Fees Threshold: $xx Over by +$4,699.60. The following fees were included in the test:
Administration Fee paid by Borrower: $485.91
Mortgage Broker Fee (Indirect) $xx
Points - Loan Discount Fee paid by Borrower: $5,146.50."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Subject approved at 29.32%. Tape shows income miscalculation and discrepancy over weekly SE and monthly SE earnings may push DTI to over 35.00%."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
34129156	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,040.04	11/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$962.75	3.625%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	700	Not Applicable	51.945%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2019 with the lender MERS as nominee for xx which was recorded on xx/XX/2019.
The chain of assignment has been completed. Currently, the mortgage is MERS as nominee for xx
No active liens and judgments have been found.
The annual taxes of 2021 have been paid in the amount of $3,040.04.	As per the seller’s tape data as of xx/XX/2021, the borrower is current with the loan. The last payment was made in the amount of $962.75 which was applied for the due date of xx/XX/2021. The next due date is xx/XX/2021. The current UPB per tape data is $xx.	xx:The loan is performing. As per the seller’s tape data as of xx/XX/2021, the borrower is current with the loan. The last payment was made in the amount of $962.75 which was applied for the due date of xx/XX/2021. The next due date is xx/XX/2021. The current UPB per tape data is $xx.
The loan has not been modified since origination.
At the time of origination, the borrower was working as a xx  for the last 15 years.
The occupancy of the subject property is unable to be determined. The comments do not provide any information regarding the damages and repairs to the subject property. As per the comment dated xx/XX/2020, the borrower’s income has been impacted by the covid-19. No further details have been found. xx:xx:xx	Not Applicable	Mortgage Insurance	Field: Forbearance Plan Start Date Loan Value: Not Applicable Tape Value: x/XX/xxxx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Mortgage Type   Loan Value: FHA   Tape Value: Conventional   Variance:    Variance %:    Comment: Mortgage type is FHA   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: xx   Tape Value: xx   Variance: x (Days)   Variance %:    Comment: Original appraisal date is xx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Original CLTV ratio percent is xx.xxx%   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: x%   Tape Value: xx%   Variance: xx%   Variance %: xx%   Comment: Original standard LTV(CLTV) is xx%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Remaining Term   Loan Value: xxx   Tape Value: xxx   Variance: x   Variance %: x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Trial Modification Agreement in file? Loan Value: No Tape Value: Yes Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Seller tape shows that Guideline Violation as the LTV exceeded. It was a max LTV purchase."
* MI, FHA or MIC missing and required (Lvl 3) "This loan is FHA. MI Certificate is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 51.94%. Income miscalculation over Sched C loss may push DTI higher. Unable to rely on documents in file and unable to calculate ATR."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 51.945% as the borrower’s income is $2,966.17 and total expenses are in the amount of $1,540.79 and the loan was underwritten by AUS/DU xx and its recommendation is “Approve/Eligible” with 51.95%."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
59723788	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,047.63	10/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,299.01	2.990%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	783	803	42.480%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2021 reflects that the subject mortgage was originated on xx/XX/2020 with the lender MERS as nominee for xx in the amount of $xx, which was recorded on xx/XX/2020 Instrument# |xx.
The chain of the assignment has been completed.
No active liens and judgments have been found against the borrower and the property.
County 2nd half taxes for the year of 2021 are due on xx/XX/2022 in the amount of $6,047.63.
No prior year’s delinquent taxes have been found.	According to a review of the payment history as of xx/XX/2021, the loan is currently performing and the next due date for the regular payment is xx/XX/2021. The last payment was received on xx/XX/2021 total in the amount of PITI $2,299.01 which includes P&I $2,299.01 with the rate of interest 2.990%, which was applied for the due date of xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.	xx:According to the review of the servicing comments, the current status of the loan is performing. The next due date for the regular payment is xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.
No comments have been found regarding the reason for the default.
Employment details are not mentioned in URLA.
Covid-19 attestation is located at xx”. However, the collection comment does not show borrower’s income is impacted by covid.
As per the servicing comments, the subject property has been occupied by the unknown and is in average condition. No details have been found regarding damage. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock Origination Appraisal	Field: Borrower x Current Employer x Contact Name Loan Value: Unavailable Tape Value: Retired |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. CLTV is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx%   Tape Value: xx%   Variance: -xx%   Variance %: -xx   Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. LTV is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxx   Tape Value: xxxxxxxxxxxX   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxx   Tape Value: Xxxxxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Post DTI is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: xxx Tape Value: xxx Variance: x Variance %: x.xxxxx% Comment: Tape Source: Initial Tape Type:	3: Curable	* Missing Appraisal (Lvl 3) "The subject loan closed with an appraisal. However, PIW disclosure signed by the borrower is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 42.480%. Tape shows undisclosed mortgage with CMG Mortgage may push DTI over 67%. Unable to rely on docs in file and unable to calc ATR."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
67257412	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,954.40	10/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,017.76	2.850%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	790	Not Applicable	49.130%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the pro-title dated xx/XX/2021, the subject mortgage was originated on xx/XX/2020 with the lender MERS as nominee for xx
The chain of assignment has been completed. Currently, the mortgage is with MERS as nominee for xx Loans, Inc which is recorded on xx/XX/2020.
No active judgments or liens have been found.
Annual combined taxes of 2021 have been paid in the amount of $2954.40.
No prior year delinquent taxes have been found	According to the payment history as of xx/XX/2021, the borrower is current with the loan and the next due date for payment is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $1,546.25 which was applied for xx/XX/2021. The P&I is in the amount of $1,017.76 and PITI is in the amount of $1,546.25. The UPB reflected as per the payment history is in the amount of $xx.	xx:The current status of the loan is performing and the next due date for payment is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $1,546.25 which was applied for xx/XX/2021. No evidence of post-closing foreclosure and bankruptcy has been found. The property is owner occupied.
No repairs and damages have been found. No comments have been found stating the borrower’s income was impacted by Covid.
The working details of the borrower xx have not been mentioned. xx:xx:xx	Not Applicable	Missing Required Disclosures Notice of Servicing Transfer Origination Appraisal	Field: Borrower x Current Employer x Contact Name Loan Value: Not Applicable Tape Value: Retired |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx%   Tape Value: xx%   Variance: -xx%   Variance %: -xx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx%   Tape Value: xx%   Variance: -xx%   Variance %: -xx%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxx   Tape Value: xxxxxxxxxxXX   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxx   Tape Value: XXxxxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: xxx Tape Value: xxx Variance: x Variance %: x.xxxxx% Comment: Tape Source: Initial Tape Type:	3: Curable	* Missing Appraisal (Lvl 3) "Appraisal is missing from the loan file."
* Missing Required Disclosures (Lvl 3)     "Your home loan toolkit is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3) "Notice of servicing transfer is missing from the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved/eligible at 49.130%. The tape shows that other undisclosed debts payment of $509.00 was not included in DTI. Including the undisclosed debt into the DTI may rise to 60.90%. Unable to rely on docs in file and unable to calc ATR."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.130% as the Borrower income was $4,083.56 and total expenses are in the amount of $2006.25 and the loan was underwritten by AUS/DU xx and its recommendation is Approve/Eligible with 49.130%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
61885221	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,303.37	11/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$583.83	3.200%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	742	Not Applicable	28.239%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2021 shows that the subject mortgage was originated in the amount of $xx on xx/XX/2020 with the lender MERS xx which was recorded on xx/XX/2021.
The chain of the assignment has been completed.
No active judgments or liens have been found.
Taxes of 2022 are due in the amount of $1,166.20.
Taxes of 2022 have been paid in the amount of $1,144.14.
Taxes of 2022 have been delinquent in the amount of $87.13 which is good through till xx/XX/2022.	According to the payment history as of xx/XX/2021, the borrower is current with the loan and the last payment was received on xx/XX/2021 which was applied for xx/XX/2021 and the next due date for the payment is xx/XX/2021. The P&I is in the amount of $583.83 and PITI is in the amount of $583.83. The UPB reflected is in the amount of $xx.	xx:As per the review of the servicing comments, currently, the loan is in performing and the borrower is current with the loan and the last payment was received on xx/XX/2021 which was applied for xx/XX/2021 and the next due date for the payment is xx/XX/2021. The P&I is in the amount of $583.83 and PITI is in the amount of $583.83. The UPB reflected is in the amount of $xx.
The reason for default is unable to be determined.
No comments have been found regarding foreclosure in the latest servicing comments.
No comments have been found regarding bankruptcy in the latest servicing comments.
The subject property has been occupied by the owner.  Recent servicing comments do not reflect any damage pertaining to the subject property.
covid-19 attestation is available in the loan file located at xx. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock Origination Appraisal	Field: Payment History String Loan Value: xxxxxxxxxx Tape Value: xxxxxxxxxxXX |---| |----| Comment: xxxxxxxxxx. Tape Source: Initial Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxx   Tape Value: XXxxxxxxxxxx   Variance:    Variance %:    Comment: xxxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: xxx Tape Value: xxx Variance: x Variance %: x.xxxxx% Comment: xxx. Tape Source: Initial Tape Type:	4: Unacceptable	* Type of Ownership is Leasehold Or Cooperative (Lvl 4) "As per Commitment located at "xx" the subject property type is Leasehold. File has a mortgage but tape and title commitment show subject is a leasehold."	* Loan does not conform to program guidelines (Lvl 3) "The tape shows appraisal - Missing, Illegible, or Incomplete Completion Certification - 1004D or other inspection by licensed professional. The value for the subject loan was accepted by Desktop Underwriter (DU) and an appraisal waiver was offered. The Lender's review of the loan file revealed the subject property is a leasehold property and a full appraisal on the subject property is required. US - Conditions do not meet the required guidelines. The subject property is a leasehold estate that must have a term that extends at least five years beyond the maturity date of the loan unless the fee simple title will vest at an earlier date. A review of the loan file revealed the following requirements were not met: A copy of the leasehold agreement is not provided for review."
* Missing Appraisal (Lvl 3)     "The subject loan closed with an appraisal. However, PIW disclosure signed by the borrower is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
6357473	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,258.13	11/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,261.27	2.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	686	Not Applicable	37.755%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2021 reflects that the subject mortgage was originated on xx/XX/2020 with the lender MERS as nominee for xx in the amount of $xx, which was recorded on xx.
The chain of the assignment has been completed.
No active liens and judgments have been found against the borrower and the property.
No prior year’s delinquent taxes have been found.	According to a review of the payment history as of xx/XX/2021, the loan is currently performing and the next due date for the regular payment is xx/XX/2022. The last payment was received on xx/XX/2021 total in the amount of PITI $2,236.19 which includes P&I $1,261.27 with the rate of interest 2.875%, which was applied for the due date of xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.	xx:According to the review of the servicing comments, the current status of the loan is performing. The next due date for the regular payment is xx/XX/2022. The UPB reflected in the latest payment history is in the amount of $xx.
No comments have been found regarding the reason for the default.
Covid-19 attestation is located at “xx”. However, the collection comment does not show borrower’s income is impacted by covid.
The borrower xx has been working at xx Imports.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No details have been found regarding damage. xx:xx:xx	Not Applicable	Field: Original Appraisal Date Loan Value: xx Tape Value: xx|---| x (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxX   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxx   Tape Value: Xxxxxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: xxx Tape Value: xxx Variance: x Variance %: x.xxxxx% Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "This loan has failed Charges That Cannot Increase Test, because Initial LE dated 9/XX/2020 shows Transfer Taxes at $1,643.00, however Final CD dated 11/XX/2020 shows Transfer Taxes at $1,672.00. This is a fee increase of $29.00 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."
* Loan does not conform to program guidelines (Lvl 3)     "Seller Tape shows default as - Loan is not eligible for delivery due to event after closing but before delivery. The lender represented that the mortgage loan delivery data was true, correct, and complete. A review of the mortgage note and payment history indicates that the loan should have been delivered with a UPB of $xx.0 but this loan was incorrectly delivered with a UPB of $1,261.7.This misrepresentation constitutes a breach of the lender’s representations and warranties."
* Settlement date is different from note date (Lvl 3) "Final CD reflects closing date as xx. Notary's signature date on the Mortgage/Deed of Trust is xx. Note date is xx."	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan has failed Reimbursement Amount Validation Test and Consummation or Reimbursement Date Validation Test."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan has failed Qualified Mortgage Lending Policy Points and Fees Test.

Charged : $xx  Allowed is : $8,952.68  Over By : +$4,225.72"
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan has failed TILA Finance Charge Test.

The disclosed finance charge is $xx and allowed is $xx however it is undercharged by $xx.

This loan has failed TILA APR Test.

Disclosed APR : 3.019%  Allowed APR : 3.246%  Underdisclosed By : 0.227%. Subject loan is a purchase, originated on xx and the SOL is 1 year."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is not failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, this loan is not failing Federal, State, or local predatory lending laws. There is no assignee liability since it did not exceed those thresholds.

																																																																																								Charged : $xx Allowed is : $8,952.68 Over By : +$4,225.72"		Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
80485315	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$6,837.02	10/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,294.86	2.250%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	686	758	37.737%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the pro-title dated xx/XX/2021, the subject mortgage was originated on xx/XX/2021 with the lender MERS as nominee for xx
The chain of assignments has been completed. Currently, the mortgage is MERS as nominee for xx which is recorded on xx/XX/2021.
There is a senior mortgage in the amount of $xx which was recorded on xx/XX/2005 in the favor of MERS as nominee for xx.
There are 2 judgments, the first is in the amount of $10,000, recorded on xx/XX/2005 in the favor of the Office of Insurance and xx S. The other is in the amount of $712.43 in the favor of xx, recorded on xx/XX/2013.
4th installment taxes of 2021 have been paid in the amount of $1716.78.
1st and 2nd installment taxes of 2022 are due in the amount of $3418.51.
No prior year delinquent taxes have been found.	According to the payment history as of xx/XX/2021, the borrower is current with the loan and the next due date for payment is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $1,945.08 which was applied for xx/XX/2021. The P&I is in the amount of $1,294.86 and PITI is in the amount of $1,945.08. The UPB reflected as per the payment history is in the amount of $xx.	xx: The present status of the loan is in performing and the next due date for payment is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $1,945.08 which was applied for xx/XX/2021. No evidence of post-closing foreclosure and bankruptcy has been found. The property is owner-occupied.
No repairs and damages have been found. No comment has been found stating the borrower’s income is impacted by Covid. The borrower xx has been working at xx ., as a xx for 1.10 years. xx:xx:xx	Not Applicable	Missing DU/GUS/AUS Mortgage Insurance	Field: Borrower x Current Employer x Contact Name Loan Value: xx Tape Value: xx|---| |----| Comment: Tape Source: Initial Tape Type:
Field: Mortgage Type   Loan Value: FHA   Tape Value: Conventional   Variance:    Variance %:    Comment: Application reflects mortgage type as FHA.   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: xx   Tape Value: xx   Variance: x (Days)   Variance %:    Comment: Appraisal report reflects original appraisal date as xx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx%   Tape Value:xx%   Variance: xx%   Variance %: xx%   Comment: Collateral value used for underwriting: $xx. Loan amount: $xx. CLTV = xx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx%   Tape Value:xx%   Variance: xx%   Variance %: xx%   Comment: Collateral value used for underwriting: $xx. Loan amount: $xx. LTV = xx%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxx   Tape Value: xxxxxxxXXXXX   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxx   Tape Value: XXXXXxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: xxx Tape Value: xxx Variance: x Variance %: x.xxxxx% Comment: Stated remaining term as xxx. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "TRID Violation due to decrease in Lender Credit on Closing Disclosure dated 02/XX/2021. Initial LE dated 12/XX/2020 reflects Lender Credit at $5,420.00. However, Revised CD dated 02/XX/2021 reflects Lender Credit at $3,912.57. This is decrease of $1,507.43 for fee which has 0% tolerance test."
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage insurance certificate is missing from the loan documents."
																																																																																							* Missing DU/GUS/AUS as required by guidelines (Lvl 3) "AUS/DU is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Tape showing DTI 35% but AUS required BWR credit to be unfrozen to pull all 3 bureaus. Loan was repurchased due to inability to complete this task. Impact not noted. Unable to rely on docs in file and unable to calc ATR."		Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
53351344	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$609.37	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$508.03	5.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	662	627	30.358%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Updated title dated xx/XX/2021 shows that subject mortgage was originated on xx/XX/2019 in the amount of $xx which was recorded on xx/XX/2019 by lender, xx Corporation. No assignment of mortgage has been found.
No active judgments or liens have been found. Property taxes of 2021 are being paid in installments. The next installment is due on xx/XX/2022 in the amount of $609.37.	Payment history as of xx/XX/2021 shows that loan is current and next payment due date is xx/XX/2021. The last payment was made on xx/XX/2021 in the amount of $900.94 for the due date xx/XX/2021. The current UPB is $xx and interest rate is 5.250%.	xx:According to collection comments as of xx/XX/2021, the current status of the loan is performing and next payment due date is xx/XX/2021. PH as of xx/XX/2021 shows that last payment was made on xx/XX/2021 in the amount of $900.94 for due date xx/XX/2021.As per servicing comment dated xx/XX/2020, the borrower's income was impacted by Covid. The 3 months Covid FB plan was approved from xx/XX/2020 to xx/XX/2020. No damages were reported. No FC action has been noted. Property is occupied by the owner. xx:xx:xx	Not Applicable	3: Curable	* GSE Points and Fees Test Violations (Lvl 3) "Loan Fails GSE (Fannie Mae public guidelines) QM Points and Fees Test due to Fees charged $4,152.00 Fees threshold $3,232.00 Over By +$920.00.

The below fees were included in the test:

Commitment Fee paid by Borrower: $1,495.00
Points - Loan Discount Fee paid by Borrower: $2,657.00"	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 5.736% Exceeds APR threshold of 5.290% Over By +0.446%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed Higher-Priced Mortgage Loan Test due to APR calculated 5.736% Exceeds APR threshold of 5.290% Over By +0.446%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* Property is Manufactured Housing (Lvl 2)     "Home has been affixed to the permanent foundation.
																																																																																								According to the appraisal report located at “xx”, the type of subject property is a manufactured home. The Affidavit of Affixture of Manufactured Home located at “xx”, shows the subject property has been permanently affixed to a foundation."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
20705298	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$3,975.48	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,025.96	3.125%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	696	Not Applicable	63.357%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2021 and was recorded on xx/XX/2021, in the amount of $xx, with MERS as nominee for xx, with Instrument#xx.

The chain of assignment has been completed. Currently, the assignment is with MERS as nominee for xx.

There is a lien certificate for delinquent utility service charges xx against the subject property in the favor of City of xx of xx & xx Division, which was recorded on xx/XX/2021 in the amount of $98.10.

2nd installment county taxes of 2021-2022 are due on xx/XX/2022 in the amount of $1,987.74.	The loan was originated on xx/XX/2021 with the first payment date as xx/XX/2021. According to the seller’s tape data and payment history as of xx/XX/2021, the next due date for payment is xx/XX/2021. The P&I is in the amount of $1,025.96. The UPB reflected as per the payment history is in the amount of $xx.	xx:The current status of the loan is performing.
The loan was originated on xx/XX/2021 with the first payment date as xx/XX/2021. According to the seller’s tape data and payment history as of xx/XX/2021, the next due date for payment is xx/XX/2021. The P&I is in the amount of $1,025.96. The UPB reflected as per the payment history is in the amount of $xx.
As per 1003, the borrower is working at  xx as a xx for 5.0 years.
The covid-19 attestation is located at: “xx” xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Initial Loan Estimate Delivery Date Test failed due to initial application date xx and Initial Loan estimate delivered on xx which is more than 3 business days from the initial application date."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed ComplianceEase delivery and timing test for Initial Loan Estimate dated  xx Document tracker proving the delivery of Initial Loan Estimate within 3 business days from the Initial Application date is missing from the loan documents.

Loan failed charges that cannot increase 0% tolerance test and charges that in total cannot increase more than 10% tolerance test due to loan failed Initial Loan estimate delivery and timing test. Initial LE dated xx delivered on xx which is more than 3 business days from initial application date xx."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape shows subject is a Homeone loan with an approve eligible. Loan is a Refinance and requires original note holders to stay on the loan; however divorce decree was finalized but fannie mae does not allow."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Settlement date is different from note date (Lvl 3) "Final CD reflects closing date as 10/XX/2021. Notary's signature date on the Mortgage/Deed of Trust is xx. Note date is xx."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 64.847%, the Borrower income was $3198.89 and total expenses are in the amount of $2026.73 and the loan was underwritten by DUxxx and its recommendation is “Approve/Eligible” with a DTI of 64.85%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
27249821	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,901.89	11/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$651.13	3.375%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	17.712%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2020 shows that the subject mortgage was originated on xx/XX/2021 and was recorded on xx/XX/2021 in the amount of $xx, with MERS as nominee for xx, recorded with the Instrument/ Book/Page# xx / 209.
..
The chain of assignment has been completed. Currently, the mortgage is with MERS as nominee for xx which is recorded on xx/XX/2021.
No active judgments or liens have been found.
Annual county taxes of 2021 have been paid in the amount of $1901.89.
No prior year delinquent taxes have been found	According to the payment history as of xx/XX/2021, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2021 in the amount of $958.98 which was applied for xx/XX/2021. The P&I is in the amount of $651.13 and PITI is in the amount of $958.98. The UPB reflected as per the payment history is in the amount of $xx.
The first payment date is xx/XX/2021. However, the transaction is missing for due dated xx/XX/2021.	xx:The present status of the loan is in performing and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2021 in the amount of $865.96 which was applied for xx/XX/2021. No evidence of post-closing foreclosure and bankruptcy have been found. The property is owner occupied.
No repairs and damages have been found. No comments have been found stating the borrower’s income was impacted by Covid. The borrower xx has been working at xx, as a xx xx for 4 years 10 months. xx:xx:xx	Not Applicable	Credit Report	Field: Age of Loan Loan Value: x Tape Value: x |---| -x |----| -xx.xxxxx% Comment: NA. Tape Source: Initial Tape Type:
Field: Borrower #x Middle Name   Loan Value: xx   Tape Value: xx  Variance:    Variance %:    Comment: Original note reflects Borrower #x Middle Name as xx.   Tape Source: Initial   Tape Type:
Field: Escrow Account Indicator   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Escrow Account disclosure is avaliable.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx%   Tape Value:xx%   Variance: xx%   Variance %: xx%   Comment: Collateral value used for underwriting: $xx. Amount of secondary lien: $x.xx. Loan amount: $xx. CLTV=xx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx%   Tape Value: xx%   Variance: xx%   Variance %: xx%   Comment: Collateral value used for underwriting: $xx, loan amount: $xx. LTV=xx%.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value:xx Variance: Variance %: Comment: Original note reflects property address street as xx. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Seller tape reflects the issue as the loan is FHA Uninsured. FHA case number was pulled from another file. Due to which lender will not pull a new case number for the updated property address."	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed Higher-Priced Mortgage Loan Test due to APR calculated 4.518% Exceeds APR threshold of 4.330% Over By +0.188%. HPML disclosure signed by the borrower is missing from the loan document. Subject loan is escrowed."
																																																																																								* Missing credit report (Lvl 2) "Credit report is missing from the loan file."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
74445259	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,375.53	10/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,167.19	2.625%	360	xx	xx	FHA	Fixed	Refinance	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	674	Not Applicable	47.429%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2021 reflects that the subject mortgage was originated on xx/XX/2021 with the lender MERS as nominee for xx in the amount of $xx, which was recorded on xx/XX/2021 Instrument# xx .
The chain of the assignment has been completed.
No active liens and judgments have been found against the borrower and the property.
No prior year’s delinquent taxes have been found.	According to a review of the payment history as of xx/XX/2021, the loan is currently performing and the next due date for the regular payment is xx/XX/2021. The last payment was received on xx/XX/2021 total in the amount of PITI $1,853.89 which includes P&I $1,167.19 with the rate of interest 2.625%, which was applied for the due date of xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.	xx:The current status of loan is performing. The next due date for the regular payment is xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.
The loan was originated on xx. As per seller’s tape data the borrower was in forbearance from May 2020 through March 2021.
The borrower xx has been working at xx   for 33 years.
The loan was originated on xx/XX/2021. However, the required collection comments are missing from xx/XX/2021 to xx/XX/2021.
Unable to determine the occupancy and current condition of property. xx:xx:xx	Not Applicable	Initial Escrow Acct Disclosure Missing or error on the Rate Lock Mortgage Insurance Note Right of Rescission Transmittal (1008)	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: Yes |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value:xx%   Tape Value: x%   Variance: xx%   Variance %:x%   Comment: Collateral value used for underwriting: $xx. Loan amount: $xx. CLTV = xx   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx% Tape Value:x% Variance: xx% Variance %: xx% Comment: Collateral value used for underwriting: $xx. Loan amount: $xx. LTV = xx% Tape Source: Initial Tape Type:	4: Unacceptable	* Note is missing or unexecuted (Lvl 4) "Copy of note along with the lost note affidavit are missing from the loan file. However, loan has never been modified since origination."	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges than in total cannot increase more than 10% tolerance test. LE dated xx reflects the sum of Section C and Recording fee at $1,045.00. However, CD dated 8/XX/2021 reflects the sum of Section C and Recording fee at $1,180.00. This is a cumulative increase of $30.50 for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents.

Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xxx does not reflect Rate Lock Fee and Points - Loan Discount Fee. However, CD dated xx reflects Rate Lock Fee at $363.24 and Points - Loan Discount Fee at $1,484.96. This is an increase in fees of $1,848.20 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."
* Final Application Incomplete (Lvl 3)     "Final application is not hand signed and not hand dated by borrower."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial Escrow Account disclosure signed by borrower is missing from loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape reflects that Loan closed xx. Prior mortgage was opened in June 2007 with no reported delinquency.  The borrower was in forbearance from May 2020 through March 2021, with payments resuming April 1, 2021.  So we do not have a 12 month mortgage history since the forbearance. Per FHA cash-out guidelines, 12 months post-forbearance pay history is required."
* MI, FHA or MIC missing and required (Lvl 3)     "This is FHA loan. However, MI certificate is missing from the loan file."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement is missing from Loan documents."
* Revised Loan Estimate is missing (Lvl 3)     "As per change of circumstances required LE dated xx is missing from loan documents."
* Right of Rescission missing or unexecuted (Lvl 3)     "Right to rescission is missing from Loan documents."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Final Transmittal Summary is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 47.429%, the borrower income was $9,415.47and total expenses are in the amount of $4,465.66 and the loan was underwritten by DU xx and its recommendation is “Approve/Eligible” with a DTI of 47.43%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
66152426	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$2,196.44	$4,392.88	03/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,689.67	3.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	647	Not Applicable	35.244%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2021 shows that the subject mortgage was originated in the amount of $xx on xx/XX/2020 with the lender MERS as nominee for xx which was recorded on xx/XX/2020.
The chain of the assignment has been completed. The assignment is with xx.
There is a renewed judgment in the favor of xx LLC which was recorded on xx/XX/2020. However, the amount is unavailable.
There is a credit card judgment in the favor of xx LLC in the amount of $xx which was recorded on xx/XX/2020.
Taxes of 2021 have been delinquent in the amount of $2,196.44.
Taxes of 2021 are due in the amount of $2,196.44.	According to the payment history as of xx/XX/2021, the borrower has been delinquent with the loan for 8 months and the last payment was received on xx/XX/2021 which was applied for xx/XX/2021 and the next due date for the payment is xx/XX/2021. The P&I is in the amount of $1,689.67 and PITI is in the amount of $2,556.28. The UPB reflected is in the amount of $xx.	xx:As per the review of the servicing comments, currently, the loan is in collection and the borrower has been delinquent with the loan for 8 months and the last payment was received on xx/XX/2021 which was applied for xx/XX/2021 and the next due date for the payment is xx/XX/2021. The P&I is in the amount of $1,689.67 and PITI is in the amount of $2,556.28. The UPB reflected is in the amount of $xx.
The reason for default is unable to be determined.
No comments have been found regarding foreclosure in the latest servicing comments.
No comments have been found regarding bankruptcy in the latest servicing comments.
The subject property has been occupied by the owner. Recent servicing comments do not reflect any damage pertaining to the subject property. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Borrower #x Middle Name Loan Value: xx Tape Value: xxx |---| |----| Comment: Borrower#x Middle name is xx Tape Source: Initial Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xxx   Tape Value: xx   Variance: xxx   Variance %: xxxx.xxxxx%   Comment: Loan original maturity term months are xxx.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx  Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Original Note Doc Date is xx.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Post-close DTI per xxxx is xx.xxx%   Tape Source: Initial   Tape Type:
Field: Post-Close Housing Ratio per xxxx Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: -x.xxx% Variance %: -x.xxxxx% Comment: Post Close Housing Ratio per xxxx is xx.xxx% Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "TRID Violation in Charges that Cannot Increase test due to increase of fee in Revised CD dated xx. Initial LE dated xx does not reflects Points - Loan Discount Fee. However, Revised CD dated 08/XX/2020 reflects Points - Loan Discount Fee at $2,812.10. This is fee increase of $2,812.10 for 0% tolerance test fee."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "Settlement service provider list is missing from loan documents."
																																																																																							* Settlement date is different from note date (Lvl 3) "Final CD reflects closing date as 08/XX/2020. Notary's signature date on the Mortgage/Deed of Trust is xx. Note date is xx."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
85772689	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,410.43	11/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$829.29	2.750%	360	xx	xx	FHA	Fixed	Refinance	xx	xx	Streamline Refinance	No	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	Yes	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2021 and was recorded on xx/XX/2021, in the amount of $xx, with MERS as nominee forxx with Instrument# xx.

The chain of assignment has been completed; currently, the assignment is with MERS as nominee for xx

No active judgments or liens have been found against the borrower. xx and School taxes of 2021 are due on xx/XX/2022 in the amount of $1,410.43.	According to the payment history as of xx/XX/2021, the current status of the loan is performing .The last payment was received on xx/XX/2021 which was applied for the due date of xx/XX/2021 and the next due date for payment is xx/XX/2022. The P&I is in the amount of $829.29 and PITI is in the amount of $1,338.02. The UPB reflected as per the payment history is in the amount of $xx.	xx:The current status of the loan is performing.
According to the payment history as of xx/XX/2021, the last payment was received on xx/XX/2021 which was applied for the due date of xx/XX/2021 and the next due date for payment is xx/XX/2022. The P&I is in the amount of $829.29 and PITI is in the amount of $1,338.02. The UPB reflected as per the payment history is in the amount of $xx.
The reason for default is unable to be determined from the latest servicing comments.
No comment has been found stating that borrower’s income is impacted due to Covid-19.
No evidence has been found regarding damage or repairs in the latest servicing comments.
Covid-19 attestation is located at: “xx. xx:xx:xx	Not Applicable	Credit Report Initial 1003_Application Missing or error on the Rate Lock Mortgage Insurance	Field: Borrower #x First Name Loan Value: xx Tape Value: xx|---| |----| Comment: Borrower #x First Name is xx Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value:xx%   Tape Value:xx%   Variance: xx%   Variance %: xx%   Comment: Original CLTV ratio percent is xx%   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx% Tape Value: xx Variance: xx% Variance %: xx% Comment: Original standard LTV is xx%. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Seller tape shows defect as "This loan is an FHA streamline and the borrower made their September payment through their bank on 9/XX/2021 which was not received by PHL until 10/XX/2021. Borrower was delinquent at time of funding; which makes the loan ineligible for delivery”."
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage insurance certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 3)     "Initial application is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."	* Missing credit report (Lvl 2) "Credit report is missing from loan file"		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
48249828	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$852.33	11/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$881.98	3.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	712	694	30.344%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2021 with lender MERS as nominee forxx and recorded on xx/XX/2021 for the amount of $xx.
The chain of assignment has been completed.
There are no active liens and judgments against the borrower.
County taxes for the year 2021 will be due on xx/XX/2022 for the amount of $852.33. No prior year tax delinquency has been found.	According to the payment history as of dated xx/XX/2021, the borrower is regular with the payment and the next due date is xx/XX/2021. The last payment was received on xx/XX/2021 for the amount of $1176.61xx. The monthly P&I is in the amount of $881.98 with an interest rate of 3.375%. The current UPB is reflected in PH for the amount of $xx.	xx:The current status of the loan is performing. According to the payment history as of dated xx/XX/2021, the borrower is regular with the payment and the next due date is xx/XX/2021. The last payment was received on xx/XX/2021 for the amount of $1176.61xx. The monthly P&I is in the amount of $881.98 with an interest rate of 3.375%. The current UPB is reflected in PH for the amount of $xx.
No comments have been found regarding the foreclosure and bankruptcy. The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. Also, no comments have been found regarding the income impacted due to covid-19. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Borrower #x Last Name Loan Value: xx Tape Value: x |---| |----| Comment: Note reflects Co-borrower's name as xx. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: Appraisal date is xx.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: $xxxxxx.xx   Tape Value: $xxxxxx.xx   Variance: $xxxx.xx   Variance %: x.xxxxx%   Comment: As per appraisal report original appraised value as $xx.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: x.xxx% Variance %: x.xxxxx% Comment: As per Final xxxx application post-close DTI as xx.xxx%. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "The revised loan estimate 0xx delivery date xx is provided and the revised loan estimate method of delivery is Electronic Delivery and the revised loan estimate delivery date is less than seven business days before the Consummation date 09/XX/2021."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan failed ComplianceEase delivery and timing test for Closing Disclosure dated 09/XX/2021. Document tracker is missing and 3 business days were added to get receipt date 10/XX/2021 which is after the Consummation date 09/XX/2021."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx does not reflect Points - Loan Discount Fee. However, CD dated xx reflects Points - Loan Discount Fee at $618.00. This is an increase in fee of +$618.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

Loan failed charges than in total cannot increase more than 10% tolerance test. LE dated xx reflects the sum of Section C fees and Recording fee at $1,476.00. However, CD dated xx reflects the sum of Section C and Recording fee at $1,813.80. This is a cumulative increase of +$190.20 for charges that in total cannot increase more than 10% test. Valid COC for the increase in fee is available; however, COC is not getting tested due to loan failing TRID delivery and timing test."
* Loan does not conform to program guidelines (Lvl 3)     "Seller shows MH at 95% with Refer/Caution never sold to Agency/Investor - unsalable."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Property is Manufactured Housing (Lvl 2) "Subject property is Manufactured and proof of Affixation of the property permanently to the land is available in the loan documents xx.
																																																																																								The Manufactured home rider located at "xx", shows the VIN#xx and the home is permanently affixed to a foundation. The wheels, axles, tow bar or hitch were removed."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
7641074	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,687.01	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,045.39	3.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	720	722	42.528%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2021 reflects that the subject mortgage was originated on xx/XX/2021 with the lender MERS as nominee for xx, L.P. in the amount of $xx, which was recorded on xx/XX/2021 Instrument# xx.
The chain of the assignment has been completed.
No active liens and judgments have been found against the borrower and the property.
No prior year’s delinquent taxes have been found.	According to a review of the payment history as of xx/XX/2021, the loan is currently performing and the next due date for the regular payment is xx/XX/2021. The amount of P&I is $1,787.97 with the rate of interest 3.625%. The UPB reflected in the latest payment history is in the amount of $xx.	xx:The current status of loan is performing. The next due date for the regular payment is xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.
The borrower xx has been working at  xx  xx for 4 months.
Covid-19 attestation is located at “xx”.
Unable to determine the occupancy and current condition of property. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	3: Curable	* DSCR is less than 1.00 (Lvl 3) "The net operating income is $xx and annual payments (Debt Service) is $xx and there debt service cover ratio (DSCR) is 0.98% which is less than 1."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
33622976	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$27,028.44	11/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,929.31	4.000%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Secondary	Yes	Yes	No	715	728	25.044%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2021 with lender MERS as nominee for xx
There are no active liens and judgments against the borrower.
County taxes for the year 2021 will be due on xx/XX/2022 for the amount of $xx. No prior year tax delinquency has been found.	According to the payment history as of dated xx/XX/2021, the borrower is regular with the payment and the next due date is xx/XX/2021. The last payment was received on xx/XX/2021 for the amount of $5364.52xx. The monthly P&I is in the amount of $5364.52 with an interest rate of 4.000%. The current UPB is reflected in PH for the amount of $xx.	xx:The current status of the loan is performing. According to the payment history as of dated xx/XX/2021, the borrower is regular with the payment and the next due date is xx/XX/2021. The last payment was received on xx/XX/2021 for the amount of $5364.52xx. The monthly P&I is in the amount of $5364.52 with an interest rate of 4.000%. The current UPB is reflected in PH for the amount of $xx. The covid-19 attestation is located at xx.
																																																																																	The CH is missing. Unable to determine the information about foreclosure and bankruptcy. Also, unable to determine the occupancy. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: NA. Tape Source: Initial Tape Type:	4: Unacceptable	* Value used by lender not supported (Lvl 4) "Tape defect shows seller repurchased loan over valuation attributed to interior of the property. Appraisal in file shows $1.4575M (including material amount allocated to the interior) but the value assigned to the exterior dwelling was only $850K. Subject is a 2nd home outside of xx for BWR now living in xx. Elevated for client review over valuation Q."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Not Covered	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
53374948	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,163.23	11/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$608.80	3.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	32.646%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2021 reflects that the subject mortgage was originated on xx/XX/2021 with the lender MERS as nominee for xx in the amount of $xx, which was recorded on xx/XX/2021 Instrument# xx.
The chain of the assignment has been completed.
No active liens and judgments have been found against the borrower and the property.
No prior year’s delinquent taxes have been found.	According to a review of the payment history as of xx, the loan is currently performing and the next due date for the regular payment is xx/XX/2022. The last payment was received on xx total in the amount of PITI $1,028.01 which includes P&I $608.80 with the rate of interest 3.000%, which was applied for the due date of xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.	xx:According to the review of the servicing comments, the current status of loan is performing. The next due date for the regular payment is xx/XX/2022. The UPB reflected in the latest payment history is in the amount of $xx.
No comments have been found regarding reason for default.
The borrower xx is the owner of xx for 5 years.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No details have been found regarding damage. xx:xx:xx	Not Applicable	Missing Initial Closing Disclosure Missing Initial LE Missing or error on the Rate Lock Missing Required Disclosures	Field: Original Balance (or Line Amount) Loan Value: $xx Tape Value: $xx |---| $xx|----| xx% Comment: As per tape data, original loan amount is $xx However note document reflects loan amount is $xx. Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx%   Tape Value:xx%   Variance:xx%   Variance %: xx%   Comment: Collateral Value used for Underwriting: $xx Loan Amount: $xx.CLTV = xx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx%   Tape Value: xx%   Variance: xx%   Variance %:xx%   Comment: Collateral Value used for Underwriting: $xx Loan Amount: $xx.LTV =xx%.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: As per Tape data, Post Close DTI is xx.xx%.However Final Application documents reflects as xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Post-Close Housing Ratio per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value:xx Tape Value: xx Variance: Variance %: Comment: As per note property address is xx. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Seller tape reflects that Condo review at origination was done as limited instead of fully the time we knew of the agency issue and provided the full review the loan had already been repurchased by the 2nd service that had the loan. Originally sold to xx then subsequently to planet home."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial Closing Disclosure is missing from the loan documents."
* Missing Initial LE (Lvl 3)     "Initial loan estimate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement is missing from the loan documents."
																																																																																							* Missing Required Disclosures (Lvl 3) "List of service provider is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
45997858	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$13,946.14	11/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,681.55	2.625%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	High Rise Condo (>=9 Stories)	xx	xx	Primary	Yes	Yes	No	775	Not Applicable	28.662%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2021 with lender MERS as nominee for xxand recorded on xx/XX/2021 for the amount of $xx.
There are no active liens and judgments against the borrower.
Taxes for the year of 2021-2022 will be due on xx/XX/2022 for the amount of $xx. No prior year tax delinquency has been found.	According to the payment history as of dated xx/XX/2021, the borrower is regular with the payment and the next due date is xx/XX/2022. The last payment was received on xx/XX/2021 for the amount of P&I as $1681.55 with an interest rate of 2.625%. The current UPB is reflected in PH for the amount of $xx.	xx:According the payment history. The current status of the loan is performing. According to the payment history as of dated xx/XX/2021, the borrower is regular with the payment and the next due date is xx/XX/2022. The last payment was received on xx/XX/2021 for the amount of P&I as $1681.55 with an interest rate of 2.625%. The current UPB is reflected in PH for the amount of $xx.
The CH is missing. Unable to determine the information about foreclosure and bankruptcy. Also, unable to determine the occupancy. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Original Appraised Value Loan Value: xx Tape Value: xx|---| xx |----| xx% Comment: Appraisal value is $xx. However Appraisal documents reflects as $xx. Tape Source: Initial Tape Type:
Field: Original Note Doc Date   Loan Value:xx   Tape Value: xx  Variance: -x (Days)   Variance %:    Comment: The Note reflects the Original Note Doc Date as xx.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: xxx Tape Value: x Variance: xxx Variance %: Comment: As per Tape data, Stated Remaining term of loan is x months. However it reflects xxx months. Tape Source: Initial Tape Type:	3: Curable	* Closing_Disclosure violations (Lvl 3) "Final CD dated 2/XX/2021 is not hand singed by the borrower."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows purpose of refinance is Rate & Term and Final CD reflects Cash to as $5,845.17 which is more than allowed limit of $2,000.00. Now DU is Approve/Ineligible."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
81463060	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	11/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,011.11	2.250%	180	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	23.049%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2021 with lender MERS as nominee forxx and recorded on xx/XX/2021 for the amount of $xx.
There are no active liens and judgments against the borrower.
The current tax status is to follow.	According to the payment history as of dated xx/XX/2021, the borrower is regular with the payment and the next due date is xx/XX/2022. The last payment was received on xx/XX/2021 for the amount of $2580.52xx. The monthly P&I is in the amount of $2011.11 with an interest rate of 2.250%. The current UPB is reflected in PH for the amount of $xx.	xx:According the payment history. The current status of the loan is performing. According to the payment history as of dated xx/XX/2021, the borrower is regular with the payment and the next due date is xx/XX/2022. The last payment was received on xx/XX/2021 for the amount of $2580.52xx. The monthly P&I is in the amount of $2011.11 with an interest rate of 2.250%. The current UPB is reflected in PH for the amount of $xx.
The CH is missing. Unable to determine the information about foreclosure and bankruptcy. Also, unable to determine the occupancy. xx:xx:xx	Not Applicable	Appraisal (Incomplete) Credit Report Initial 1003_Application Missing or error on the Rate Lock Missing Required Disclosures	Field: Original Note Doc Date Loan Value: x/XX/xxxx Tape Value: xx |---| -x (Days) |----| Comment: Original note date is xx. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "PIW is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows purpose of refinance is Rate & Term. As per Final CD, Cash to borrower is $4,294.81 which is more than allowed limit of $2,000.00. Now DU is Approve/Ineligible."
* Missing Initial 1003_Application (Lvl 3)     "Initial application signed by the borrower is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Missing Required Disclosures (Lvl 3) "List of service providers is missing from loan document."	* Missing credit report (Lvl 2) "Credit report is missing from loan file"		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
19126084	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,780.72	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,229.87	3.125%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Investor	No	Not Applicable	Unavailable	Unavailable	Not Applicable	38.388%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2021 and was recorded on xx/XX/2021, in the amount of $xx, with MERS as nominee for xx., with Instrument#xx.

The chain of assignment has been completed. Currently, the assignment is with MERS as nominee for xx.

No active judgments or liens have been found against the borrower.
2nd installment combined taxes of 2021 are due on xx/XX/2022 in the amount of $2,890.36.	According to the payment history as of xx/XX/2021, the current status of the loan is performing. The last payment was received on xx/XX/2021 which was applied for the due date of xx/XX/2021 and the next due date for payment is xx/XX/2022. The P&I is in the amount of $1,229.87 and PITI is in the amount of $1,500.00. The UPB reflected as per the payment history is in the amount of $xx.	xx:The current status of the loan is performing.
According to the payment history as of xx/XX/2021, the last payment was received on xx/XX/2021 which was applied for the due date of xx/XX/2021 and the next due date for payment is xx/XX/2022. The P&I is in the amount of $1,229.87 and PITI is in the amount of $1,500.00. The UPB reflected as per the payment history is in the amount of $xx. xx:xx:xx	Not Applicable	Credit Report Flood Certificate HUD-1 Closing Statement Initial 1003_Application Missing or error on the Rate Lock Origination Appraisal	Field: Original Note Doc Date Loan Value: xx Tape Value: xx |---| -x (Days) |----| Comment: The Note reflects the Original Note Doc Date as xx. Tape Source: Initial Tape Type:
Field: Stated Remaining Term Loan Value: xxx Tape Value: x Variance: xxx Variance %: Comment: Original note reflects stated remaining term as xxx. Tape Source: Initial Tape Type:	3: Curable	* Final Application Incomplete (Lvl 3) "Final application is not hand signed by borrower."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final closing disclosure is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject loan is NOO. Seller tape reflects that LE disclosed after CD issued. LE dated is xx disclosed after CD dated is xx and loan closed xx."
* Missing Appraisal (Lvl 3)     "Appraisal report is missing from the loan documents. However, Completion report 1004D is available at  xx."
* Missing flood cert (Lvl 3)     "Flood insurance certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 3)     "Initial application is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Missing credit report (Lvl 2) "Credit report is missing from loan file"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
36956395	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,074.29	3.000%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	746	Not Applicable	49.234%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2021 and was recorded on xx/XX/2021, in the amount of $xx with MERS as nominee for xx.

The chain of assignment has been completed.

There are 3 state tax liens against the borrower in favor of State of xx,  Department recorded on different dates in the total amount of $xx.

No prior year delinquent taxes have been found.	According to payment history as of xx/XX/2021, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2021 in the amount of $2,074.29 which was applied for due date xx/XX/2021. The current P&I is in the amount of $2,074.29 with an interest rate of 3.000%. The current UPB reflected as per the payment history is in the amount of $xx.	xx:According to payment history the current status of the loan is performing.

According to payment history as of xx/XX/2021, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2021 in the amount of $2,074.29 which was applied for due date xx/XX/2021. The current P&I is in the amount of $2,074.29 with an interest rate of 3.000%. The current UPB reflected as per the payment history is in the amount of $xx.

The latest property inspection report is not available in the loan file to determine current property condition.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock Origination Appraisal	Field: Original Note Doc Date Loan Value: xx Tape Value:xx|---| -x (Days) |----| Comment: Original note date is xx. Tape Source: Initial Tape Type:	4: Unacceptable	* Missing Appraisal (Lvl 4) "Appraisal is missing from file. Tape shows appraisal was subject too and that 1004D was not available. Amount to cure not in file. BWR claims work completed. Elevated for client review."
* Occupancy concerns - (Lvl 4) "AUS shows potential occupancy concern. Subject property is xx. BWR current primary address is xx. Zillow shows 4508 and 4510 appear to be an attached 2 family. Unable to determine which will be used for primary occupancy."	* Intent to Proceed Missing (Lvl 3) "Intent to proceed is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase TILA Test Failed (Lvl 2) "Loan failed TILA foreclosure rescission finance charge test. Finance charge disclosed on Final CD as $xx. Calculated finance charge is $xx for an under disclosed amount of -$60.00. Reason for Finance Charge under disclosure is unknown as the Fee itemization is missing. Subject loan is a refinance, originated on xx and the SOL is 3 years."
* Qualified Mortgage DTI exceeds 43% (Lvl 2)     "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.23%, the borrower’s income is $9,685.00 and total expenses are in the amount of $2,691.28 and the loan was underwritten by AUS/LP xx and its recommendation is “Accept/Eligible” for a DTI of 49.23%."
																																																																																								* Settlement date is different from note date (Lvl 2) "Final CD reflects closing date as 06/XX/2021. Notary's signature date on the Mortgage/Deed of Trust is xx. Note date is xx."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
53272817	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,671.96	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,670.19	2.500%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	39.754%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2021 and was recorded on xx/XX/2021, in the amount of $xx with MERS as nominee for xx.

The chain of assignment has been completed.

No active judgments or liens have been found.

1st combined taxes of 2021-2022 have been paid in the amount of $3,335.98 on xx/XX/2021.

2nd combined taxes of 2021-2022 have been due in the amount of $3,335.98.

No prior year delinquent taxes have been found.	According to payment history as of xx/XX/2021, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2021 in the amount of $1,670.19 which was applied for due date xx/XX/2021. The current P&I is in the amount of $1,670.19 with an interest rate of 2.500%. The current UPB reflected as per the payment history is in the amount of $xx.	xx:According to payment history the current status of the loan is performing.

According to payment history as of xx/XX/2021, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2021 in the amount of $1,670.19 which was applied for due date xx/XX/2021. The current P&I is in the amount of $1,670.19 with an interest rate of 2.500%. The current UPB reflected as per the payment history is in the amount of $xx.

The latest property inspection report is not available in the loan file to determine current property condition.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found. xx:xx:xx	Not Applicable	Appraisal (Incomplete) Credit Report HUD-1 Closing Statement Initial 1003_Application Missing or error on the Rate Lock Missing Required State Disclosures	Field: Original Note Doc Date Loan Value: xx Tape Value: xx |---| -x (Days) |----| Comment: The Note reflects the Original Note Doc Date as xx. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "PIW disclosure signed by the borrower is missing from the loan documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final closing disclosure is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 3)     "The borrower's intent to proceed is missing in loan file."
* Loan does not conform to program guidelines (Lvl 3)     "As per tape, SSPL is missing. Fees were disclosed in Section C (rather than Section B) on the Final LE. As per LE dated xx, Title Endorsement, Lender's Title Insurance and Title Settlement fees are disclosed on Section C."
* Missing Initial 1003_Application (Lvl 3)     "Initial application is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Missing Required State Disclosures (Lvl 3) "Settlement services provider list is missing from the loan documents."	* Missing credit report (Lvl 2) "Credit report is missing from loan file"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
36628018	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$8,846.80	$0.00	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,638.28	2.625%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	39.869%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2021 reflects that the subject mortgage was originated on xx/XX/2021 with the lender MERS as nominee for xx. in the amount of $xx, which was recorded on xx/XX/2021 Instrument# xx.
The chain of the assignment has been completed.
No active liens and judgments have been found against the borrower and the property.
Annual county and city taxes of 2021 have been delinquent on different dates total in the amount of $8,846.80. Both were good through on xx/XX/2021.	According to a review of the payment history as of xx/XX/2021, the loan is currently performing and the next due date for the regular payment is xx/XX/2022. The last payment was received on xx/XX/2021 total in the amount of PITI $2,499.68 which includes P&I $1,638.28 with the rate of interest 2.625%, which was applied for the due date of xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.	xx:The current status of loan is performing. The next due date for the regular payment is xx/XX/2022. The UPB reflected in the latest payment history is in the amount of $xx.
The loan was originated on xx/XX/2021. Required collection comments are missing from xx/XX/2021 to xx/XX/2021.
The borrower xx has been working at xx xx as xx for 4 years.
Unable to determine the occupancy and current condition of property. xx:xx:xx	Not Applicable	Appraisal (Incomplete) Credit Report Initial 1003_Application Missing Dicsloures Missing or error on the Rate Lock	Field: Original Note Doc Date Loan Value: xx Tape Value: xx |---| -x (Days) |----| Comment: The Note reflects the Original Note Doc Date as xx. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan closed with No Appraisal. However, PIW disclosure signed by the borrower is missing from the loan documents."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan fails TRID initial loan estimate date and initial closing discourse date validation test. Revised loan estimate dated xx1 not signed by the borrower 3 days were added to get receipt date 7/XX/2021 which is after initial closing disclosurexx."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan fails revised loan estimate delivery date test. Revised loan estimate dated xx not signed by the borrower 3 days were added to get receipt date xx which is after initial closing disclosure xx."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges than in total cannot increase more than 10% tolerance test. LE dated xx reflects the sum of Section C fees and Recording fee at $25.00. However, final CD dated 8/XX/2021 reflects the sum of Section C and Recording fee at $35.00. This is a cumulative increase of $7.50 for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape shows that Revised LE dated 0xx was disclosed after initial CD dated xx."
* Missing Initial 1003_Application (Lvl 3)     "Missing Initial Application signed by the originator."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Missing Required Disclosures (Lvl 3) "List of service provider is missing from the loan documents."	* Missing credit report (Lvl 2) "Credit report is missing from loan file"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
4194125	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,560.18	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,210.00	2.500%	240	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	Yes	810	809	47.891%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2021 reflects that the subject mortgage was originated on xx/XX/2021 with the lender MERS as nominee for xx. in the amount of $xx, which was recorded on xx/XX/2021 Instrument# xx.
The chain of the assignment has been completed.
No active liens and judgments have been found against the borrower and the property.
No prior year’s delinquent taxes have been found.	According to a review of the payment history as of xx/XX/2021, the loan is currently performing and the next due date for the regular payment is xx/XX/2022. The last payment was received on xx/XX/2021 total in the amount of PITI $2,841.27 which includes P&I $2,210.00 with the rate of interest 2.500%, which was applied for the due date of xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.	xx:The current status of loan is performing. The next due date for the regular payment is xx/XX/2022. The UPB reflected in the latest payment history is in the amount of $xx.
The loan was originated on xx/XX/2021. Required collection comments are missing from xx/XX/2021 to xx/XX/2021.
The borrower xx has been working at xx  as xx for 14 years.
Unable to determine the occupancy and current condition of property. xx:xx:xx	Not Applicable	Appraisal (Incomplete) Initial 1003_Application Initial Escrow Acct Disclosure Missing or error on the Rate Lock	Field: Original Note Doc Date Loan Value: xx Tape Value: xx |---| -x (Days) |----| Comment: The Note reflects the Original Note Doc Date as xx. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "PIW disclosure signed by the borrower is missing from the loan documents."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "This loan failed the lender credits that cannot decrease test. Initial CD dated xx reflects Lender's Title Insurance Policy (CR) at $0.00. However, Final CD dated x reflects Lender's Title Insurance Policy (CR) at $249.00. This is decrease of $249.00 for charges that cannot decrease."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial Escrow account disclosure is not hand signed and hand dated by borrower."
* Intent to Proceed Missing  (Lvl 3)     "Intent to proceed is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows file is missing a "Notice to Borrower of Property in a Special Flood Area" disclosure signed & dated at least 10 days prior to closing."
* Missing Initial 1003_Application (Lvl 3)     "Missing Initial application dated xx signed by the borrower."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 47.891%, the borrower income was $xx and total expenses are in the amount of $6,853.27 and the loan was underwritten by LP xx and its recommendation is “Eligible/Accept” with a DTI of 48%."		Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
27584134	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,665.86	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,961.05	2.250%	180	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	756	Not Applicable	44.829%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the note, the subject loan was originated on xx/XX/2021, in the amount of $xx, with xx.

There is one prior UCC financing statement in the favor of xx, which was recorded on xx/XX/2017.

2nd xx taxes of 2021/2022 are due on xx/XX/2022 in the amount of $1,832.93.	According to the payment history as of xx/XX/2021, the current status of the loan is performing. The last payment was received on xx/XX/2021 which was applied for the due date of xx/XX/2021 and the next due date for payment is xx/XX/2022. The P&I is in the amount of $1,961.05 and PITI is in the amount of $2,500.00. The UPB reflected as per the payment history is in the amount of $xx.	xx:The current status of the loan is performing.
According to the payment history as of xx/XX/2021, the last payment was received on xx/XX/2021 which was applied for the due date of xx/XX/2021 and the next due date for payment is xx/XX/2022. The P&I is in the amount of $1,961.05 and PITI is in the amount of $2,500.00. The UPB reflected as per the payment history is in the amount of $xx. xx:xx:xx	Not Applicable	Initial 1003_Application Missing or error on the Rate Lock Missing Required Disclosures	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| -x.xxx% |----| -x.xxxxx% Comment: Tape Source: Initial Tape Type:
Field: Original Note Doc Date Loan Value: xx Tape Value: xx Variance: -x (Days) Variance %: Comment: As per tape data, original note date is xx.however note document reflects xx. Tape Source: Initial Tape Type:	3: Curable	* Final Application Incomplete (Lvl 3) "Final application hand signed by borrower is missing from loan documents."
* Missing Initial 1003_Application (Lvl 3)     "Initial application for xx with loan originator sign is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement is missing from the loan documents."
																																																																																							* Missing Required Disclosures (Lvl 3) "List of service providers is missing from loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 44.829%. Tape shows revised DTI over 52%. Further details not provided. Unable to rely on docs in file and unable to calc ATR."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
79042979	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,116.16	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$556.82	3.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	715	Not Applicable	34.590%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Updated title dated xx/XX/2021 shows that subject mortgage was originated on xx/XX/2020 in the amount of $xx which was recorded on xx/XX/2020 by lender, xx. No assignment of mortgage has been found. No active judgments or liens have been found. Property taxes of 2020 are paid in installment. The last installment was paid on xx/XX/2021 in the amount of $2058.08. No delinquent taxes have been found.	Payment history as of xx/XX/2021 shows that loan is performing and next payment due date is xx/XX/2022. The last payment was made on xx/XX/2021 in the amount of $961.08 for the due date xx/XX/2021. The current UPB is $xx and interest rate is 3.5%.	xx:As per servicing comments as of xx/XX/2021, the loan is current and next payment due date is xx/XX/2022. The current UPB is $xx. No evidence of Covid impact has been found. No FC action has been noted. No active bankruptcy case has been found. Property is occupied by owner. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| -x.xxx% |----| -x.xxxxx% Comment: This loan has a qualified mortgage DTI of xx.xxx%, the borrower's income was $x,xxx.xx and total expenses are in the amount of $x,xxx.xx. Tape Source: Initial Tape Type:
Field: Original Appraised Value   Loan Value: $xx   Tape Value: $xx   Variance: $-xx   Variance %: -xx%   Comment: The Appraisal reflects the appraised value as $xx.   Tape Source: Initial   Tape Type:
																																																																																				Field: Property County Loan Value: xx Tape Value: xx Variance: Variance %: Comment: The mortgage reflect property county as xx. Tape Source: Initial Tape Type:	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 35%. Seller tape shows there was an asset misrepresentation due to fraudulent bank statements. No further details provided. Subject required to have $xx funds to close."		Minimal	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
18381576	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,380.10	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,620.15	3.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	Not Applicable	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	730	Not Applicable	49.519%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the pro-title dated xx/XX/2021 reflects that the subject mortgage was originated on xx/XX/2020 with the lender MERS as nominee forxx which was recorded on xx/XX/2020 for the amount of $xx.

No chain of assignment has been found.

No active liens and judgment have been found.

Combined 1st and 2nd installment of tax for the year of 2020 has been paid in the amount of $6380.10 on xx/XX/2021.	According to the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment was received on xx/XX/2021, the payment applied date was xx/XX/2021 and the next due date for payment is xx/XX/2022. The P&I is in the amount of $1620.15 and PITI is in the amount of $2347.41. The UPB reflected as per the payment history is in the amount of $xx.	xx:The loan is performing. According to the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment was received on xx/XX/2021, the payment applied date was xx/XX/2021 and the next due date for payment is xx/XX/2022. The P&I is in the amount of $1620.15 and PITI is in the amount of $2347.41. The UPB reflected as per the payment history is in the amount of $xx.
The reason for default is unable to be determined. The subject property is occupied by the owner. No comments have been found for damage or repairs. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| x.xxx% |----| x.xxxxx% Comment: Final application reflects borrower DTI ratio percent as xx.xxx%. Tape Source: Initial Tape Type:	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan approved at 49.52%. Tape shows there was an asset misrepresentation due to fraudulent bank statements. No further details provided. Subject required to have $xx.7 funds to close."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.51%, the borrower's income was $8,058.44 and total expenses are in the amount of $3,990.44 and the loan was underwritten by AUS/DU xx and its recommendation is “Approve/Eligible” with a DTI of 49.52%."		Elevated	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
52502623	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,238.92	07/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,193.28	3.125%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	Not Applicable	xx	Primary	Yes	Yes	No	748	703	48.384%	First	Final policy	Not Applicable	$45,336.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Updated title dated xx/XX/2021 shows that subject mortgage was originated on xx/XX/2020 in the amount of $xx which was recorded on xx/XX/2020 by lender, xx. There is a junior mortgage on the title in the amount of $xx which was recorded on xx/XX/2016 by lender, xx . This mortgage was subordinated to subject mortgage through subordination agreement dated xx/XX/2020 and recorded on xx/XX/2020. There is a civil judgment entered against borrower, xx Stroup in the amount of $1913.00 which was entered on xx/XX/2014. This judgment recorded prior to subject mortgage.

Property taxes of 2021 are being paid in installments. The next installment is due on xx/XX/2022 in the amount of $4238.92.	Payment history as of xx/XX/2021 shows that borrower is 4 months behind regular payments. The last payment was applied on xx/XX/2021 in the amount of $3090.00 for the due date xx/XX/2021. The current UPB is $xx and interest rate is 3.125%.	xx:According to servicing comments as of xx/XX/2021, the borrower is active on Covid FB plan. PH as of xx/XX/2021 shows that borrower is 4 months behind regular payments. The last payment was applied on xx/XX/2021 in the amount of $3090.00 for the due date xx/XX/2021. The current UPB is $xx and interest rate is 3.125%.
As per servicing comment dated xx/XX/2021, the borrower's income was impacted by Covid 19. xx FB plan has been approved and will expire on xx/XX/2022. No FC action has been noted. No damages were reported. Property is occupied by the owner. xx:xx:xx	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| -x.xxx% |----| -x.xxxxx% Comment: The borrower's monthly income is $xx after Subject loan the Proposed amount $x,xxx.xx and Total Non-housing Payments is $x,xxx.xx. hence, the Calculated DTI Ratio is xx.xxx%. Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx%   Tape Value: xx%   Variance:xx%   Variance %: xx%   Comment: Collateral value used for underwriting: $xx. Amount of Secondary Lien(s): xx Loan amount: $xx. CLTV = xx%   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx% Tape Value: xx% Variance: -xx% Variance %: -xx% Comment: Collateral value used for underwriting: $xx. Loan amount: $xx. LTV = xx% Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "Subject loan closed without an Appraisal. PIW disclosure signed by the borrower is missing from the loan documents. Subject is $512K loan, 4 mos DLQ. Elevated for client review."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock provided expired on 9/XX/2020 and the loan closed on 10/XX/2020. No lock extension found."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan approved at 48.31%. Tape shows there was a debt miscalculation that may push DTI to over 52%. Further details not provided. Unable to rely on docs in file and unable to calc ATR."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.384%, the borrower's income is $xx and total expenses are in the amount of $xx and the loan was underwritten by DU xx and its recommendation is “Approve/Eligible” with a DTI of 48.31%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
78450600	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,219.82	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$731.96	2.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	709	Not Applicable	49.667%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2021 shows that the subject mortgage was originated in the amount of $xx on xx/XX/2020 with the lender MERS as nominee for xx which was recorded on xx/XX/2020.
The chain of the assignment has not been found.
No active judgments or liens have been found.
Taxes of 2020 have been paid in the amount of $2,219.82.	According to the payment history as of xx/XX/2021, the borrower is current with the loan and the last payment was received on xx/XX/2021 which was applied for xx/XX/2021 and the next due date for the payment is xx/XX/2022. The P&I is in the amount of $731.96 and PITI is in the amount of $1,130.78. The UPB reflected is in the amount of $xx.	xx:As per the review of the servicing comments, currently, the loan is in collection and the borrower is current with the loan and the last payment was received on xx/XX/2021 which was applied for xx/XX/2021 and the next due date for the payment is xx/XX/2022. The P&I is in the amount of $731.96 and PITI is in the amount of $1,130.78. The UPB reflected is in the amount of $xx.
The reason for default is unable to be determined.
No comments have been found regarding foreclosure in the latest servicing comments.
No comments have been found regarding bankruptcy in the latest servicing comments.
The subject property has been occupied by the owner. Recent servicing comments do not reflect any damage pertaining to the subject property. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| -x.xxx% |----| -x.xxxxx% Comment: This loan has a qualified mortgage DTI of xx.xx%, the Borrower income was $x,xxx.xx and total expenses are in the amount of $x,xxx. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase 0% tolerance test. Initial closing disclosure dated 11/XX/2020 reflects Points - Loan Discount Fee at $694.69. However, Final CD dated 11/XX/2020 reflects Points - Loan Discount Fee at $1,806.19. This is an increase in fee of $1,111.50 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 49.66%. Tape shows there was an asset misrepresentation due to fraudulent bank statements. No further details provided. Unable to rely on documents in file and unable to calculate ATR. Subject required to have $xx funds to close."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.66%. The borrower's income is $2,898.96 and total expenses are in the amount of $1,439.78 and the loan is underwritten using DU xx and its recommendation is “Approve/Eligible” with a DTI of 49.72%."		Moderate	Pass	Pass	Pass	Pass	No Result	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
80188243	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,720.31	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$653.39	2.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	752	Not Applicable	38.630%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Updated title dated xx/XX/2021 shows that subject mortgage was originated on xx/XX/2020 in the amount of $xx which was recorded on xx/XX/2020 by lender, xx. No assignment of mortgage has been found. No active judgments or liens have been found.
Property taxes of 2020 are paid in installments. The last installment was paid on xx/XX/2021 in the amount of $1368.47. The utility charges are due on xx/XX/2021 in the amount of $81.45.	Payment history as of xx/XX/2021 shows that loan is performing and next payment due date is xx/XX/2022. The last payment was made on xx/XX/2021 in the amount of $989.34 for the due date xx/XX/2021. The current UPB is $xx and interest rate is 2.75%	xx:According to collection comments as of xx/XX/2021, the loan is performing. Payment history dated xx/XX/2021 shows that last payment was made on xx/XX/2021 in the amount of $989.34 for the due date xx/XX/2021. No evidence of Covid impact has been found. No damages were reported. No FC action has been noted. Property is occupied by owner. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Borrower #x Middle Name Loan Value: xx Tape Value: xx |---| |----| Comment: Note reflects borrower middle name as xx. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: As per Final xxxx application post-close DTI as xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Borrower Last Name Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Note reflects borrower last name as xx. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "Initial Closing disclosure is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approve/eligible at 38.630%. Tape shows there was an asset misrepresentation due to fraudulent bank statements. No further details provided. Unable to rely on docs in file and unable to calculate ATR. Subject required to have $5,581.69 funds to close."		Minimal	Pass	Pass	Pass	Pass	No Result	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
89447930	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,042.40	11/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,311.70	2.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	723	739	49.659%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the pro-title dated xx/XX/2021 reflects that the subject mortgage was originated on xx/XX/2021 with the lender MERS as nominee for xx Corporation,xx in the amount of $xx, which was recorded on xx/XX/2021.
No assignment has been found. The current assignment is with the lender xx Corporation.
No active liens and judgments have been found.
Annual county taxes of 2021 are due on xx/XX/2022 for the amount of $3,042.40.
No prior years delinquent taxes have been found.	According to a review of the payment history as of xx/XX/2021, the borrower is performing with the loan and the next due date for the regular payment is xx/XX/2022. The last payment was received on xx/XX/2021 total in the amount of PITI $1,876.49 which includes P&I $1,311.70 with the rate of interest of 2.375%, which was applied for the due date of xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.	xx:According to the review of the servicing comments, the borrower is performing with the loan.
According to a review of the payment history as of xx/XX/2021, the borrower is performing with the loan and the next due date for the regular payment is xx/XX/2022.  The last payment was received on xx/XX/2021 total in the amount of PITI $1,876.49 which includes P&I $1,311.70 with the rate of interest of 2.375%, which was applied for the due date of xx/XX/2021.  The UPB reflected in the latest payment history is in the amount of $xx.
No foreclosure activity has been found.
No pertaining bankruptcy-related details have been found.
Unable to determine the current condition and occupancy of the subject property from the available 2 months servicing comments. No damage pertaining to the subject property has been found.
As per the final application, the borrower is working at xx Inc as a xx for 252 months. xx:xx:xx	Not Applicable	Initial 1003_Application Mortgage Insurance	Field: Borrower #x Middle Name Loan Value: Not Applicable Tape Value: xxs |---| |----| Comment: NA. Tape Source: Initial Tape Type:
Field: Borrower #x Middle Name   Loan Value: Not Applicable   Tape Value: Lynn   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Borrower DTI ratio percent is xx.xxx%   Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: Unavailable   Tape Value: Other   Variance:    Variance %:    Comment: Unavailable.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx%   Tape Value: xx%   Variance: xx%   Variance %: xx%   Comment: Original CLTV ratio percent is xx%   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx%   Tape Value: xx%   Variance: xx%   Variance %: xx%   Comment: Original standard LTV(CLTV) is xx%   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $xxxx.xx   Tape Value: $xxx.xx   Variance: $xxx.xx   Variance %: xxx.xxxxx%   Comment: Original stated P&I is $xxxx.xx   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-x Line xxx) Loan Value: $xxxxxx.xx Tape Value: $xxxxxx.xx Variance: $xxxxx.xx Variance %: xx.xxxxx% Comment: Sales price is $xx Tape Source: Initial Tape Type:	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.659% as the borrower’s income is $6,002.68 and total expenses are in the amount of $2,980.89 and the loan was underwritten by AUS/DU xx and its recommendation is “Out of Scope” with the DTI of 49.66% and CLTV of 110%. Elevated for client review."	* ComplianceEase Exceptions Test Failed (Lvl 3) "1. This loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

2. This loan failed the closing or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date)."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE risk indicator is "moderate" since this loan failed the revised closing disclosure delivery date test (waiting period required). The revised closing disclosure delivery requires a new waiting period and the revised closing disclosure delivery date is provided and the revised closing disclosure method of delivery is marked as "In Person" and the revised closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan failed the charges that cannot increase test. Missing valid COC for a total fee increased of $0.32 on PCCD dated 10/XX/2021. There is a total fee increased of $0.32 for a non-shoppable fee which exceeded the 0% tolerance for non-shoppable fees."
* MI, FHA or MIC missing and required (Lvl 3)     "This loan is a conventional purchase. MI certificate is missing from the loan file."
																																																																																							* Missing Initial 1003_Application (Lvl 3) "An executed copy of initial 1003 is missing from the loan file."	* LTV or CLTV exceeds 104% (Lvl 2) "As per Appraisal, Appraised value is $xx and sales price is $xx due to which LTV/CLTV is xx%."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
54503455	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,395.99	11/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$855.46	3.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	665	Not Applicable	35.936%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2021 reflects that the subject mortgage was originated on xx/XX/2021 with the lender MERS as nominee for xx Corporation, ISAOA in the amount of $xx, which was recorded on xx/XX/2021 Instrument# | xx. The chain of the assignment has been completed. No active liens and judgments have been found against the borrower and the property. No prior year’s delinquent taxes have been found.	According to a review of the payment history as of xx/XX/2021, the loan is currently performing and the next due date for the regular payment is xx/XX/2021. The last payment was received on xx/XX/2021 total in the amount of PITI $1,082.33 which includes P&I $855.46 with the rate of interest 3.375%, which was applied for the due date of xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.	xx:According to the review of the servicing comments, the current status of loan is performing. The next due date for the regular payment is xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx. No comments have been found regarding reason for default. The borrower xx has been working at xx as an xx for 6 years. As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No details have been found regarding damage. xx:xx:xx	Not Applicable	Field: Borrower #x Middle Name Loan Value: Not Applicable Tape Value: xx|---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Final application reflects borrower DTI ratio percent as xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Note dated xx and signed at closing, reflects the Borrowers First Name as xx.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: MI reflects does lender require MI as No.   Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: Not Applicable   Tape Value: MGIC   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx%   Tape Value: xx%   Variance: xx%   Variance %: xx%   Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. CLTV = xx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx%   Tape Value: xx%   Variance: xx%   Variance %: xx%   Comment: Collateral Value used for Underwriting: $xx. Amount of Secondary Lien(s): $x.xx Loan Amount: $xx. CLTV = xx%.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $xxx.xx   Tape Value: $xxx.xx   Variance: $xxx.xx   Variance %: xxx.xxxxx%   Comment: Original note reflects original stated rate as $xxx.xx.   Tape Source: Initial   Tape Type:
																																																																																				Field: Sales Price (HUD-x Line xxx) Loan Value: $xxxxxx.xx Tape Value: $xxxxxx.xx Variance: $xxxxx.xx Variance %: xx.xxxxx% Comment: Final CD reflects sales price as $xx. Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows AUS Decision approve/Ineligible." As per Appraisal, the Appraised value is $xx and the sales price is $xx. The loan amount is $xx."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
16410736	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,559.01	11/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$815.67	3.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Unavailable	Unavailable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	797	Not Applicable	38.384%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2021 and was recorded on xx/XX/2021, in the amount of $xx, with MERS as nominee for xx Corporation, ISAOA, with Instrument#xx.

The chain of assignment has been completed. Currently, the assignment is with MERS as nominee for xx Corporation, ISAOA.

No active judgments or liens have been found against the borrower.
Annual county taxes of 2021 have been paid on xx/XX/2021 in the amount of $2,456.65.	According to the payment history as of xx/XX/2021, the current status of the loan is performing. The last payment was received on xx/XX/2021 which was applied for the due date of xx/XX/2021 and the next due date for payment is xx/XX/2022. The P&I is in the amount of $815.67 and PITI is in the amount of $1,071.72 The UPB reflected as per the payment history is in the amount of $xx.	xx:The current status of the loan is performing.
According to the payment history as of xx/XX/2021, the last payment was received on xx/XX/2021 which was applied for the due date of xx/XX/2021 and the next due date for payment is xx/XX/2022. The P&I is in the amount of $815.67 and PITI is in the amount of $1,071.72 The UPB reflected as per the payment history is in the amount of $xx.
The reason for default is unable to be determined from the latest servicing comments.
No comment has been found stating that borrower’s income is impacted due to Covid-19.
No evidence has been found regarding damage or repairs in the latest servicing comments. xx:xx:xx	Not Applicable	Initial 1003_Application Mortgage Insurance	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| x.xxx% |----| x.xxxxx% Comment: Borrower DTI ratio is xx.xx% Tape Source: Initial Tape Type:
Field: MI Company   Loan Value: Not Applicable   Tape Value: Other   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -x%   Variance %: -xx%   Comment: Original CLTV ratio percent is xx%   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx%   Tape Value:xx%   Variance: -xx%   Variance %: -xx%   Comment: Original standard LTV is xx%.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $xxx.xx   Tape Value: $xxx.xx   Variance: $xxx.xx   Variance %: xxx.xxxxx%   Comment: Original stated P&I is $xxx.xx.   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-x Line xxx) Loan Value: $xxxxxx.xx Tape Value: $xxxxxx.xx Variance: $xxxxx.xx Variance %: x.xxxxx% Comment: Sales Price is $xx Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Provided seller’s tape is showing an alert that the provided AUS is "Approve/Ineligible.""
* MI, FHA or MIC missing and required (Lvl 3)     "This loan is a conventional. MI certificate is missing from the loan file."
																																																																																							* Missing Initial 1003_Application (Lvl 3) "An executed copy of initial 1003 is missing from the loan file."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
46270381	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,666.20	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,053.72	2.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	High Rise Condo (>=9 Stories)	xx	xx	Primary	Yes	Yes	Yes	758	Not Applicable	44.433%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the pro-title dated xx/XX/2021 reflects that the subject mortgage was originated on xx/XX/2021 with the lender MERS as nominee for xx Corporation, ISAOA in the amount of $xx, which was recorded on xx/XX/2021.
No assignment has been found. The current assignment is with the lender MERS as nominee for xx.
No active liens and judgments have been found.
Annual county taxes of 2021 have been paid on xx/XX/2021 in the amount of $6,399.55.
No prior years delinquent taxes have been found.	According to a review of the payment history as of xx/XX/2021, the borrower has not made the first payment of the loan which was due on xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.	xx:According to the review of the servicing comments, the borrower is current with the loan.
According to a review of the payment history as of xx/XX/2021, the borrower has not made the first payment of the loan which was due on xx/XX/2021.  The UPB reflected in the latest payment history is in the amount of $xx.
No foreclosure activity has been found.
No pertaining bankruptcy-related details have been found.
Unable to determine the occupancy and current condition of the subject property. No comment pertaining to the damage on the subject property has been observed.
As per the final application, borrower is the owner of xx, Marketing for 36 months. xx:xx:xx	Not Applicable	Initial 1003_Application Missing or error on the Rate Lock	Field: Borrower #x Middle Name Loan Value: Not Applicable Tape Value: xx|---| |----| Comment: N.A. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: As per Final xxxx application post-close DTI as xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: Not Applicable   Tape Value: Other   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: MI Coverage Amount   Loan Value: Not Applicable   Tape Value: xx.xxx%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $xxxx.xx   Tape Value: $xxx.xx   Variance: $xxxx.xx   Variance %: xxx.xxxxx%   Comment: Note reflects P & I as $x,xxx.xx.   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-x Line xxx) Loan Value: $xxxxxx.xx Tape Value: $xxxxxx.xx Variance: $xxxxxx.xx Variance %: xx.xxxxx% Comment: Appraisal report reflects sales price as $xx. Tape Source: Initial Tape Type:	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.433%, the Borrower income was $8,333.87 and total expenses are in the amount of $3,702.97 and the loan was underwritten by AUS xx and its recommendation is “Out of Scope” with a DTI of 43.89% and Collateral Value used for Underwriting: $xx. Loan Amount: $xx. LTV = xx%."	* Missing Initial 1003_Application (Lvl 3) "Initial 1003 application is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."	* LTV or CLTV exceeds 104% (Lvl 2) "Collateral Value used for Underwriting: $xx. Loan Amount: $xx. LTV = xx%."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
41495414	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,408.21	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$858.83	2.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	791	762	41.822%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Updated title dated xx/XX/2021 shows that subject mortgage was originated on xx/XX/2021 in the amount of $xx which was recorded on xx/XX/2021 by lender, xx Corporation, ISAOA. No assignment of mortgage has been found. No active judgments or liens have been found. Property taxes of 2021 are paid on xx/XX/2021 in the amount of $2311.88.	Subject loan originated on xx/XX/2021 with first payment date xx/XX/2021. PH as of xx/XX/2021 shows that loan is due for xx/XX/2021 payment. The current UPB is $xx and interest rate is 2.875%.	xx:As per servicing comments as of xx/XX/2021, the loan is current. PH as of xx/XX/2021 shows that borrower is due for xx/XX/2021 payment. Comment dated xx/XX/2021 states that payment in the amount of $1206.57 was received. No further information is available. As per review of loan file, no evidence of Covid impact has been found. No damages were reported. xx:xx:xx	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| x.xxx% |----| x.xxxxx% Comment: Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: Ali   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: Not Applicable   Tape Value: Genworth   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx%   Tape Value: xx%   Variance: xx%   Variance %: xx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx%   Tape Value: xx%   Variance: xx%   Variance %: xx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $xxx.xx   Tape Value: $xxx.xx   Variance: $xxx.xx   Variance %: xxx.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Sales Price (HUD-x Line xxx) Loan Value: $xx Tape Value: $xx Variance: $xx Variance %: xx% Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "Subject out of scope approval due to CLTV of 106%. Property value $195K, loan amount $207K. Elevated for client review."	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "TRID Violation due to decrease in Lender Credit on Closing Disclosure dated 11/XX/2021. Initial LE dated xx reflects Lender Credit at $137.00 however, Post CD dated 11/XX/2021 reflects Lender Credit at $00.00. This is decrease of $137.00 for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents."	* LTV or CLTV exceeds 104% (Lvl 2) "Collateral Value used for Underwriting: $xx. Secondary Lien: $000.00 Loan Amount: $xx. CLTV =xx%."		Moderate	Pass	Pass	Pass	Not Covered	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
33987003	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$1,333.48	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$829.40	2.375%	312	xx	xx	FHA	Fixed	Refinance	xx	xx	Streamline Refinance	No	xx	xx	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2021 with the lender MERS as nominee for xx. in the amount of $xx which was recorded on xx/XX/2021 with instrument#xx.

There is no chain of assignment as the subject mortgage is with the original lender.

There is a senior mortgage that originated against the subject property on xx/XX/2020 with lender MERS as nominee for xx. in the amount of $xx which was recorded on xx/XX/2021.

County annual installment taxes of 2021 are due in the amount of $1,333.48 on xx/XX/2022. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment was received on xx/XX/2021 which was applied to xx/XX/2021. The next due date for payment is xx/XX/2022. The borrower pays the P&I in the amount of $829.00 and PITI is in the amount of $1,175.37. The current UPB reflected is in the amount of $xx.	xx:The current status of the loan is performing. According to the payment history as of xx/XX/2021, the borrower is current with the loan. The next due date for payment is xx/XX/2022. The current UPB reflected is in the amount of $xx. There is no evidence found for the borrower’s income was impacted by Covid-19 pandemic. The evidence of the current condition of the subject property is not found. The borrower’s employment details are unavailable. xx:xx:xx	Not Applicable	Credit Report Missing or error on the Rate Lock Mortgage Insurance	Field: Loan Original Maturity Term Months Loan Value: xxx Tape Value: xxx |---| -xx |----| -xx.xxxxx% Comment: Loan original maturity term months as xxx. Tape Source: Initial Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: $xx   Tape Value: $xx   Variance: $xx  Variance %: xx%   Comment: Note reflects original balance as $xx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx%   Tape Value:xx%   Variance:x%   Variance %: xx%   Comment: Collateral value used for underwriting: $xx. Loan amount: $xx. CLTV = xx%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xx (Days)   Variance %:    Comment: Note reflects original note doc date as x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx%   Tape Value: xx%   Variance: xx%   Variance %: xx%   Comment: Collateral value used for underwriting: $xx. Loan amount: $xx. LTV = xx%.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: x.xxxxx%   Tape Value: x.xxxxx%   Variance: -x.xxxxx%   Variance %: -x.xxxxx%   Comment: Note reflects original interest rate as x.xxx%.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: xxx Tape Value: xxx Variance: -xx Variance %: -xx.xxxxx% Comment: Stated remaining term is xxx. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Seller tape shows following issue: Borrower has a 1 x 30 on an FHA Streamline within the first 12 months. Borrower made payment based on the information provided. This occurred during the refinance."
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage Insurance certificate is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from Loan documents."	* Missing credit report (Lvl 2) "Credit report is missing from loan file"		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
39048901	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$852.33	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$705.63	3.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	18.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	761	Not Applicable	32.471%	First	Commitment	Not Applicable	$8,000.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2021 reflects that the subject mortgage was originated on xx/XX/2021 with the lender MERS as nominee for xx in the amount of $xx, which was recorded on xx/XX/2021 Instrument# xx.
The chain of the assignment has been completed.
There is a junior mortgage active in the favor of xx Agency, in the amount of $8,000.00 which was recorded on xx/XX/2021.
No prior year’s delinquent taxes have been found.	According to a review of the payment history as of xx/XX/2021, the loan is currently performing and the next due date for the regular payment is xx/XX/2022. The last payment was received on xx/XX/2021 total in the amount of PITI $861.76 which includes P&I $705.63 with the rate of interest 3.500%, which was applied for the due date of xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.	xx:The current status of loan is performing. The next due date for the regular payment is xx/XX/2022. The UPB reflected in the latest payment history is in the amount of $xx.
The borrower xx has been working at  xx as xx  for 9 years.
Unable to determine the occupancy and current condition of property. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Property City Loan Value: xx Tape Value: xx |---| |----| Comment: Updated as per note. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 08/XX/2021 does not reflect Loan Origination Fee. However, Post CD dated 11/XX/2021 reflects Loan Origination Fee at $1,571.40. This is an increase in fee of +$1,571.40 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows loan was locked through North Carolina Housing with a DPA 2nd. The loan closed with the incorrect interest rate so NC Housing will not purchase. Since the DPA is no longer a 2nd community the loan does not qualify for a GNMA pool since the borrower did not meet the minimum required investment."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
24693641	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,550.45	12/XX/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$599.92	3.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	790	Not Applicable	47.000%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the pro-title dated xx/XX/2021 reflects that the subject mortgage was originated on xx/XX/2020 with the lender MERS as nominee for xx Mortgage, a division of xx in the amount of $xx, which was recorded on xx/XX/2020. No assignment has been found. The current assignment is with the lender MERS as nominee for xx No active liens and judgments have been found. Annual county taxes of 2020 have been paid for the total amount of $6,455.37. The first installment county taxes of 2021 are due on xx/XX/2022 in the amount of $3,550.45. No prior years delinquent taxes have been found.	The latest payment history is missing from the loan file. Hence, unable to determine the next due date and payment details. However, according to a review of the payment history tape data as of xx/XX/2021, the last payment was received on xx/XX/2020 with a monthly P&I of $599.92 and the rate of interest is 3.5%. The UPB reflected in the latest payment history is in the amount of $xx.	xx:According to the review of the servicing comments, the loan is in collections.
The latest payment history is missing from the loan file. Hence, unable to determine the next due date and payment details. However, according to a review of the payment history tape data as of xx/XX/2021, the last payment was received on xx/XX/2020 with a monthly P&I of $599.92 and the rate of interest is 3.5%.  The UPB reflected in the latest payment history is in the amount of $xx.
No foreclosure activity has been found.
No pertaining bankruptcy-related details have been found.
Unable to determine the occupancy and current condition of the subject property. No comment pertaining to the damage on the subject property has been observed.
As per the final application, the borrower is the owner of xx Management for 183 months. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Borrower First Name Loan Value: xx Tape Value: xx|---| |----| Comment: The Note dated xx and signed at closing, reflects the Borrower's First Name as xx. Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Collections   Tape Value: Performing   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: xx (Days)   Variance %:    Comment: The Note reflects the First Payment Date as xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: The Borrower's income is $xx after subject loan the proposed amount $x.xx and total Non-Housing payments is $x,xxx.xx hence, the calculated DTI ratio is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Post-Close Housing Ratio per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: The Borrower's income is $xxxx.xx after non subject loan the proposed amount $x.xx and total Non-Housing payments is $x.xx hence, the calculated DTI ratio is x.xx%.   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-x Line xxx)   Loan Value: $xxxxxx.xx   Tape Value: $xxxxx.xx   Variance: $xxxxxx.xx   Variance %: xxx.xxxxx%   Comment: The Final CD reflects the Sales Price as $xx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: xxxxx (Days) Variance %: Comment: Original note reflects stated maturity date as xx. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows, Loan was sold to xx on xx with LPA findings and we did not have a special variance approval to sell these loans with LPA findings. Loan qualified under LPA and is paid current. We will be repurchasing from FNMA. Unable to rely on docs in file. Elevated for client review."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Missing a Rate Lock Agreement signed by Borrower(s) or memorialized comment by the Loan Officer."	* DSCR is less than 1.00 (Lvl 2) "Calculated DSCR is 0.98. Form 1007 xx reflects estimated monthly rent as $1,820.00."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
12642054	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,946.44	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,409.25	2.375%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	674	Not Applicable	6.705%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the pro-title dated xx/XX/2021 reflects that the subject mortgage was originated on xx/XX/2021 with the lender MERS as nominee for xx in the amount of $xx, which was recorded on xx/XX/2021.
No assignment has been found. The current assignment is still with the lender xx
No active liens and judgments have been found.
Annual combined taxes of 2021 are due on xx/XX/2022 for the amount of $2,946.44.
No prior years delinquent taxes have been found.	According to a review of the payment history as of xx/XX/2021, the borrower is performing with the loan and the next due date for the regular payment is xx/XX/2022. The last payment was received on xx/XX/2021 total in the amount of PITI $1,938.81 which includes P&I $1,409.25 with the rate of interest of 2.375%, which was applied for the due date of xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.	xx:According to the review of the servicing comments, the borrower is performing with the loan.
According to a review of the payment history as of xx/XX/2021, the borrower is performing with the loan and the next due date for the regular payment is xx/XX/2022.  The last payment was received on xx/XX/2021 total in the amount of PITI $1,938.81 which includes P&I $1,409.25 with the rate of interest of 2.375%, which was applied for the due date of xx/XX/2021.  The UPB reflected in the latest payment history is in the amount of $xx.
No modification, forbearance details are available in recent collections comments.
No foreclosure activity has been found.
No pertaining bankruptcy-related details have been found.
No evidence related to occupancy and the current condition of the subject property has been found in the available months of servicing comments. No comment pertaining to the damage on the subject property has been observed.
As per the final application, the borrower is self-employed. He is the owner of xx for 60 months. xx:xx:xx	Not Applicable	Appraisal (Incomplete) Mortgage Insurance	Field: Escrow Account Indicator Loan Value: Yes Tape Value: No |---| |----| Comment: Final CD reflects Escrow Account Indicator as Yes. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: x/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: -xx (Days)   Variance %:    Comment: Note document reflects First Payment Date as x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx%   Tape Value: xx%   Variance: xx%   Variance %: xx%   Comment: Collateral Value used for Underwriting:$xx. Amount of Secondary Lien(s):$x. Loan Amount:$xx. CLTV = xx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx% Tape Value: xx% Variance: xx% Variance %: xx% Comment: Collateral Value used for Underwriting:$xx. Loan Amount:$xx. LTV = xx%. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Missing Appraisal Completion Cert (1004D). The Appraisal report dated xx is completed as "Subject to the following required inspection" for termite clearance letter required. Final CD does not reflect escrow holdback."
* Loan does not conform to program guidelines (Lvl 3)     "Sellers tape shows, uninsurable FHA loan. Property was sold 87 days from prior sale, Property Flipping requirements not met. Prior sale price $xx, subject purchase price $xx."
																																																																																							* MI, FHA or MIC missing and required (Lvl 3) "MI Certificate is missing from the loan file."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
25385852	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,747.96	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,609.78	2.875%	360	xx	xx	VA	Fixed	Cash Out	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	639	Not Applicable	38.466%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the pro-title dated xx/XX/2021 reflects that the subject mortgage was originated on xx/XX/2021 with the lender MERS as nominee for xx in the amount of $xx, which was recorded on xx/XX/2021.
No assignment has been found. The current assignment is with the lender MERS as nominee for xx.
No active liens and judgments have been found.
Annual county taxes of 2021 have been paid on xx/XX/2021 for the amount of $4,747.96.
No prior years delinquent taxes have been found.	According to a review of the payment history as of xx/XX/2022, the borrower is performing with the loan and the next due date for the regular payment is xx/XX/2022. The last payment was received on xx/XX/2021 total in the amount of PITI $2,241.72 which includes P&I $1,609.78 with the rate of interest of 2.8755%, which was applied for the due date of xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.	xx:According to the review of the servicing comments, the borrower is performing with the loan.
According to a review of the payment history as of xx/XX/2022, the borrower is performing with the loan and the next due date for the regular payment is xx/XX/2022.  The last payment was received on xx/XX/2021 total in the amount of PITI $2,241.72 which includes P&I $1,609.78 with the rate of interest of 2.8755%, which was applied for the due date of xx/XX/2021.  The UPB reflected in the latest payment history is in the amount of $xx.
No foreclosure activity has been found.
No pertaining bankruptcy-related details have been found.
Unable to determine the current condition and occupancy of the subject property from the available 2 months of servicing comments. No damage pertaining to the subject property has been found.
As per the final application, the borrower is working at xx as an xx Inland for 180 months. xx:xx:xx	Not Applicable	Field: Rate Lock Date Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx |---| -x (Days) |----| Comment: Rate lock date is x/XX/xxxx. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "1. This loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

2. This loan failed the closing or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date)."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE risk indicator is "moderate" since this loan failed the revised loan estimate delivery date test (prior to consummation) due to the revised loan estimate delivery date is provided and the revised loan estimate method of delivery is marked as the revised loan estimate delivery date (08/XX/2021) is on or after the initial closing disclosure delivery date (08/XX/2021)."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "1. This loan failed the charges that cannot increase test. Missing valid COC for a total fee increased total in the amount of $16.00 on final CD dated 08/XX/2021.
Provided initial LE dated xx reflects transfer taxes as $1,158.00, however, the final CD reflected it as $1,174.00. There is a total fee increased of $16.00 for a non-shoppable Fee which exceeded the 0% tolerance for non-shoppable Fees.

2. This loan failed the lender credit that cannot decrease test. Missing valid COC for a non-specific lender credit decreased in the amount of $212.38 on final CD dated 08/XX/2021."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Provided seller’s tape is showing an alert that the subject loan does not meet GNMA 210 day seasoning requirements. It is eligible for refinance in April 2022."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
75280249	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,159.07	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,118.40	4.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Commercial Prop	xx	xx	Secondary	Yes	Yes	No	812	Not Applicable	32.511%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2019 with lender MERS as nominee for xx, LLC and recorded on xx/XX/2019 for the amount of $xx.
There are no active liens and judgments against the borrower.
Annual taxes for the year 2020 have been paid for the amount of $2159.07. No prior year tax has been found.	According to the payment history as of dated xx/XX/2021, the borrower is regular with the payment and the next due date is xx/XX/2022. The last payment was received on xx/XX/2021 for the amount of $1328.65xx. The monthly P&I is in the amount of $1118.40 with an interest rate of 4.375%. The current UPB is reflected in PH for the amount of $xx.	xx:The current status of the loan is in collection. According to the payment history as of dated xx/XX/2021, the borrower is regular with the payment and the next due date is xx/XX/2022. The last payment was received on xx/XX/2021 for the amount of $1328.65xx. The monthly P&I is in the amount of $1118.40 with an interest rate of 4.375%. The current UPB is reflected in PH for the amount of $xx.
No comments have been found regarding the foreclosure and bankruptcy. The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage. Also, no comments have been found regarding the income impacted due to covid-19. xx:xx:xx	Not Applicable	Missing Dicsloures	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Note signed on xxreflects the property address as xx.   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: -xx (Days) Variance %: Comment: The Note document reflects Stated Maturity Date as xx. Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Commercial Prop (Lvl 4) "Per tape and appraisal in file subject is a condotel. Subject is not a typical residential unit as it is a condo unit in a xx CO hotel complex that has 20% of the property consisting of retail and restaurants. Elevated for client review."	* Missing Required Disclosures (Lvl 3) "Home loan toolkit is missing from the loan documents."			Minimal	Not Covered	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
21112690	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$11,737.00	01/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,385.71	3.875%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	819	Not Applicable	18.104%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2021 reflects that the subject mortgage was originated on xx/XX/2020 with the lender MERS as nominee for xx, LLC in the amount of $xx, which was recorded on xx/XX/2021 Instrument# xx.
The chain of the assignment has been completed.
No active liens and judgments have been found against the borrower and the property.
Annual combined taxes for the year of 2021 are due on xx/XX/2021 in the amount of $xx.
No prior year’s delinquent taxes have been found.	According to a review of the payment history as of xx/XX/2022, the loan is currently performing and the next due date for the regular payment is xx/XX/2022. The last payment was received on xx/XX/2022 total in the amount of PITI $4,700.85 which includes P&I $3,385.71 with the rate of interest 3.8750%, which was applied for the due date of xx/XX/2022. The UPB reflected in the latest payment history is in the amount of $xx.	xx:According to the review of the servicing comments, the current status of loan is performing. The next due date for the regular payment is xx/XX/2022. The UPB reflected in the latest payment history is in the amount of $xx.
No comments have been found regarding reason for default.
The borrower xx has been working at  as xx  for 13 years.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No details have been found regarding damage. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Original Note Doc Date Loan Value: xx Tape Value: xx |---| -x (Days) |----| Comment: AS per note doc note date is xx. Tape Source: Initial Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value:xx Variance: -xx (Days) Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan Fails Qualified Mortgage Lending Policy Points and Fees Test due to Fees charged $xx Fees threshold $xx Over By +$1,367.59.

The below fees were included in the test:
Investor Review Fee paid by Borrower: $370.00
Points - Loan Discount Fee paid by Borrower: $xx
Processing Fee paid by Borrower: $600.00
Underwriting Fee paid by Borrower: $595.00"
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape shows that ROR was sent for the construction payoff loan which was not necessary. Disbursement date should have been after 3 business days from the closing date which was not met. Seller requires review appraisal and it is available in the loan documents and it is located at xx."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement is missing from the loan documents."
																																																																																							* Settlement date is different from note date (Lvl 3) "Final CD reflects closing date as 02/XX/2020. Notary signature date on the Mortgage/Deed of Trust is xx. Note date is xx."			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
90555439	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,992.84	3.625%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	725	749	45.081%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2020 and was recorded on xx/XX/2020, in the amount of $xx with MERS as nominee for xx LLC.

The chain of assignment has been completed.

No active judgments or liens have been found.

No prior year delinquent taxes have been found.	According to payment history as of xx/XX/2021, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2021 in the amount of $3,965.05 which was applied for due date xx/XX/2021. The current P&I is in the amount of $2,992.84 and current PITI is in the amount of $3,965.05 with an interest rate of 3.625%. The current UPB reflected as per the payment history is in the amount of $xx.	xx:According to servicing comments, the current status of the loan is performing.

According to payment history as of xx/XX/2021, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2021 in the amount of $3,965.05 which was applied for due date xx/XX/2021. The current P&I is in the amount of $2,992.84 and current PITI is in the amount of $3,965.05 with an interest rate of 3.625%. The current UPB reflected as per the payment history is in the amount of $xx.

As per servicing comment unable to determine the reason for default.

No comment pertaining to the damage on the subject property has been observed.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found. xx:xx:xx	Not Applicable	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: NA. Tape Source: Initial Tape Type:
Field: Original Note Doc Date   Loan Value: xx  Tape Value: xx   Variance: -x (Days)   Variance %:    Comment: Note reflects original note doc date as xx.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Note signed on xxx reflects the property address as xx..   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Cash Out - Other   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment: Final application reflects purpose of refinance per application as cash out-other.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: -xx (Days) Variance %: Comment: Note reflects stated maturity date as xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 45.08%. Tape shows borrower was not employed at the time of closing due to which DTI may rise higher upto 50.40%. Unable to rely on documents in file and unable to calculate ATR."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.08%, the borrower’s and co-borrower’s income is $9,650.59 and total expenses are in the amount of $4,350.54 and the loan was underwritten by AUS/DU xx and its recommendation is “Approve/Eligible” for a DTI of 45.08%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
40082366	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$6,793.13	12/XX/2021	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,489.61	2.500%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	780	795	47.625%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2020 and was recorded on xx/XX/2021, in the amount of $xx with MERS as nominee for xx, LLC.

The chain of assignment has been completed.

There is active xx lien against the subject property in the favor ofxx Department of Buildings recorded on xx/XX/2002.

1st and 2nd combined taxes of 2022 have been paid in the amount of $3,583.56.

3rd and 4th combined taxes of 2022 have been due in the amount of $3,209.57.

Annual installment of utilities taxes of 2021 has been delinquent in the amount of $435.38.	According to payment history as of xx/XX/2021, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2021 in the amount of $2,193.34 which was applied for due date xx/XX/2021. The current P&I is in the amount of $1,489.61 and current PITI is in the amount of $2,193.34 with an interest rate of 2.500%. The current UPB reflected as per the payment history is in the amount of $xx.	xx:According to servicing comments, the current status of the loan is performing.

According to payment history as of xx/XX/2021, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2021 in the amount of $2,193.34 which was applied for due date xx/XX/2021. The current P&I is in the amount of $1,489.61 and current PITI is in the amount of $2,193.34 with an interest rate of 2.500%. The current UPB reflected as per the payment history is in the amount of $xx.

According to updated title report dated xx/XX/2021, the foreclosure was initiated in the loan. The complaint was filed on xx/XX/2021. No comments have been found regarding foreclosure in the latest servicing comments.

As per servicing comment unable to determine the reason for default.

No comment pertaining to the damage on the subject property has been observed.

The loan has not been modified since origination.

No post close bankruptcy record has been found. xx:According to updated title report dated xx/XX/2021, the foreclosure was initiated in the loan. The complaint was filed on xx/XX/2021. No comments have been found regarding foreclosure in the latest servicing comments. xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: N/A. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: -xx (Days)   Variance %:    Comment: Note document reflects first payment date as xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance: -x (Days)   Variance %:    Comment: Note document reflects note date asxx.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: No Cash-Out   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment: Final Application reflects purpose of refinance is No Cash-Out.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: -xx (Days) Variance %: Comment: Note document reflects maturity date as xx. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Initial loan estimate is dated xx and electronically signed on xx which is greater than 3 days. Unable to determine delivery date due to missing doc tracker. TRID is failing for timing of Initial LE."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "This loan failed the lender credits that cannot decrease test. Revised CD dated 9/XX/2020 reflects Transfer Taxes (CR) at $967.50. However, Final CD dated 9/XX/2020 reflects Transfer Taxes (CR) and the addition of Appraisal Fee (CR) at $70.25 and $625.00. This is decrease of $272.25 for charges that cannot decrease."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan failed the lender credits that cannot decrease test. Initial LE dated 09/XX/2020 does not reflects Appraisal Fee (CR). However, Final CD dated 09/XX/2020 reflects Appraisal Fee (CR) at $625.00.
Revised CD dated 09/XX/2020 reflects Transfer Taxes (CR) at $967.50. However, Final CD dated 09/XX/2020 reflects Transfer Taxes (CR) at $70.25.
This is decrease of $272.25 for charges that cannot decrease.

Loan failed charges that cannot increase 0% tolerance test and charges that in total cannot increase more than 10% tolerance test due to loan failed Initial LE estimate delivery and timing test. Initial LE dated xx delivered on xx which is more than 3 business days from initial application date xx."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan Fails GSE (Fannie Mae public guidelines) QM Points and Fees Test due to Fees charged $xx Fees threshold $xx Over By +$4,202.34.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $xx
Processing Fee paid by Borrower: $350.00
Underwriting Fee paid by Borrower: $995.00

Loan failed Qualified Mortgage Lending Policy Points and Fees Test due to Fees Charged: $xx Fees Threshold: $xx Over by +$4,202.34.
The following fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $xx
Processing Fee paid by Borrower: $350.00
Underwriting Fee paid by Borrower: $995.00"
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows seasoning issue due to this loan closed xx so even when the CEMA documents get fixed, it is unsaleable. First payment date on the note was 11/XX/2020 ;however, the system showed a first payment date of 12/XX/2020 so Wilmington Trust would not pass the loan for the FNMA sale. CD shows the first payment was 12/XX/2020 which is also what servicing reflected."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 47.62%, the borrower's income is $8,240.55 and total expenses are in the amount of $3,924.53 and the loan was underwritten by AUS/DUxx and its recommendation is “Accept” with a DTI of 48.00%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
38556451	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,133.90	11/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,979.66	3.312%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	785	784	50.003%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2020 with lender MERS as nominee for xx, LLC and recorded on xx/XX/2020 for the amount of $xx.
There are no active liens and judgments against the borrower.
County taxes for the year 2021-22 will be due on xx/XX/2022 for the amount of $6133.90. No prior year tax delinquency has been found.	According to the payment history as of dated xx/XX/2021, the borrower is regular with the payment and the next due date is xx/XX/2021. The last payment was received on xx/XX/2021 for the amount of $2508.33xx. The monthly P&I is in the amount of $1979.66 with an interest rate of 3.312%. The current UPB is reflected in PH for the amount of $xx.	xx:The current status of the loan is performing. According to the payment history as of dated xx/XX/2021, the borrower is regular with the payment and the next due date is xx/XX/2021. The last payment was received on xx/XX/2021 for the amount of $2508.33xx. The monthly P&I is in the amount of $1979.66 with an interest rate of 3.312%. The current UPB is reflected in PH for the amount of $xx.
No comments have been found regarding the foreclosure and bankruptcy. The subject property is owner-occupied and is in and is in average condition. No comments have been found regarding the property damage or repair. Alos, no comments have been found regarding the income impacted due to covid-19. xx:xx:xx	Not Applicable	Missing Dicsloures	Field: Original Note Doc Date Loan Value: xx Tape Value: xx|---| -x (Days) |----| Comment: Original Note document date is xx. Tape Source: Initial Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: -xx (Days) Variance %: Comment: As per Note document stated maturity date is xx. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx does not reflect Points-Loan Discount fee. However, CD dated 6/XX/2020 reflects Points-Loan Discount fee at $564.18. This is an increase in fee of $564.18 for charges that cannot increase. Valid COC for the increase in fee is available; however, COC is not getting tested due to loan failing TRID delivery and timing test."
* Missing Required Disclosures (Lvl 3) "Home loan toolkit is missing from loan document."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 50.003% .Tape shows undisclosed $2461 debt with Centennial Bank may push DTI over 68%. Unable to rely on documents and unable to calculate ATR."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 50.003%, the borrower income was $xx and total expenses are in the amount of $6,494.88 and the loan was under written by LP xx0) and its recommendation is “Accept/Eligible” with a DTI of 50.00%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
28650013	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,812.78	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$644.23	2.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	812	793	42.666%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2020 and was recorded on xx/XX/2020, in the amount of $xx, with MERS as nominee for xx, LLC, with Instrument#xx.

The chain of assignment has been completed. Currently, the assignment is with MERS as nominee for xx, LLC.

No active judgments or liens have been found against the borrower.
1st installment combined taxes of 2021 have been due on xx/XX/2021 in the amount of $1,406.39.	According to the payment history as of xx/XX/2021, the current status of the loan is performing. The last payment was received on xx/XX/2021 which was applied for the due date of xx/XX/2021 and the next due date for payment is xx/XX/2022. The P&I is in the amount of $644.23 and PITI is in the amount of $966.96 The UPB reflected as per the payment history is in the amount of $xx.	xx:The current status of the loan is performing.
According to the payment history as of xx/XX/2021, the last payment was received on xx/XX/2021 which was applied for the due date of xx/XX/2021 and the next due date for payment is xx/XX/2022. The P&I is in the amount of $644.23 and PITI is in the amount of $966.96 The UPB reflected as per the payment history is in the amount of $xx.
No evidence has been found regarding damage or repairs in the latest servicing comments.
As per the seller’s tape data, the borrower was not employed at the time of loan origination. The loan was originated on xx/XX/2020. xx:xx:xx	Not Applicable	Field: Stated Maturity Date Loan Value: xx Tape Value: xx |---| -xx (Days) |----| Comment: Stated Maturity date isxx. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "This loan failed thexx license validation test for one of the following reasons:
xx SB 129 xx requires lenders who originate subordinate mortgage liens to be licensed under the xx Uniform Consumer Credit Code on or after July 1, 2013. After this date, lenders are no longer allowed to make subordinate lien loans under a xx License Using Interest Section 16-207 or its corresponding Exemption Letter.

																																																																																							Kxx requires that mortgage lien loans with a closing date on or after July 1, 2017 must be made under a xx. The Office of the State Bank Commissioner of xx has additionally clarified that after this date, lenders are no longer allowed to make mortgage lien loans under a xx Supervised Lender license."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 42.66%. Tape shows BWR was not employed at closing. Unable to rely on docs in file and unable to calc ATR."		Moderate	Pass	Pass	Pass	Not Covered	Not Covered	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
96428659	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,928.03	11/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$922.88	3.187%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	718	699	37.169%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2020 and was recorded on xx/XX/2020, in the amount of $xx with MERS as nominee for xx LLC.

The chain of assignment has been completed.

No active judgments or liens have been found.

Annual county taxes of 2021 have been due in the amount of $1,928.03.

No prior year delinquent taxes have been found.	According to payment history as of xx/XX/2021, the borrower is current with the loan and the next due date for payment is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $1,336.26 which was applied for due date xx/XX/2021. The current P&I is in the amount of $922.88 and current PITI is in the amount of $1,336.26 with an interest rate of 3.187%. The current UPB reflected as per the payment history is in the amount of $xx.	xx:According to servicing comments, the current status of the loan is performing.

According to payment history as of xx/XX/2021, the borrower is current with the loan and the next due date for payment is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $1,336.26 which was applied for due date xx/XX/2021. The current P&I is in the amount of $922.88 and current PITI is in the amount of $1,336.26 with an interest rate of 3.187%. The current UPB reflected as per the payment history is in the amount of $xx.

As per servicing comment unable to determine the reason for default.

The loan has not been modified since origination.

No comment pertaining to the damage on the subject property has been observed.

No foreclosure activity has been found.

No post close bankruptcy record has been found. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| -x.xxx% |----| -x.xxxxx% Comment: As per Tape data, Post Close DTI is xx.xxx%. However Final Application documents reflects as xx.xxx%. Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx  Variance:    Variance %:    Comment: Borrower loast name is xx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: -xx (Days) Variance %: Comment: Stated maturity date is xx. Tape Source: Initial Tape Type:	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Missing Required Disclosures (Lvl 3) "Home loan toolkit is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 37.17%. Tape shows BWR was not employed at closing. Unable to rely on docs in file and unable to calc ATR."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
23501101	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,519.62	11/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,065.70	2.750%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	721	743	23.062%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2021 and was recorded on xx/XX/2021, in the amount of $xx, with MERS as nominee for xx, LLC, with Book/Page#xx/2596.

The chain of assignment has been completed. Currently, the assignment is with MERS as nominee for xx, LLC.

There is a junior mortgage against the subject property in the favor of First-xx & xx, which was originated on xx/XX/2021 and was recorded on xx/XX/2021 in the amount of $xx.
No active judgments or liens have been found against the borrower.
Annual combined taxes of 2021 have been paid on xx/XX/2021 in the amount of $6,519.62.	According to the payment history as of xx/XX/2021, the current status of the loan is performing. The last payment was received on xx/XX/2021 which was applied for the due date of xx/XX/2021 and the next due date for payment is xx/XX/2022. The P&I is in the amount of $2,065.70 and PITI is in the amount of $2,065.70 The UPB reflected as per the payment history is in the amount of $xx.	xx:The current status of the loan is performing.
According to the payment history as of xx/XX/2021, the last payment was received on xx/XX/2021 which was applied for the due date of xx/XX/2021 and the next due date for payment is xx/XX/2022. The P&I is in the amount of $2,065.70 and PITI is in the amount of $2,065.70 The UPB reflected as per the payment history is in the amount of $xx.
The reason for default is unable to be determined from the latest servicing comments.
No comment has been found stating that borrower’s income is impacted due to Covid-19.
No evidence has been found regarding damage or repairs in the latest servicing comments. xx:xx:xx	Not Applicable	Origination Appraisal	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance: -x (Days)   Variance %:    Comment: The Note reflects the Original Note Doc Date as xx.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Limited Cash Out (GSE definition)   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment: Final xxxx and Final DU reflect Limited Cash Out.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: -xx (Days) Variance %: Comment: The Note reflects the Maturity Date as xx. Tape Source: Initial Tape Type:	3: Curable	* Final Application Incomplete (Lvl 3) "Final 1003 hand dated by borrower is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows this loan is unsaleable due to the loss of the PIW post-closing. Had to update DU from PUD to detached for sale and we lost the PIW due to a post-closing appraisal being uploaded to UCDP. We tried to get the appraisal transferred to MM but the borrower opened a HELOC post-closing so it could not be transferred. The appraiser then tried to provide an updated appraisal for us however there was no AMC, we could not obtain an SSR and the value was much less so moving to unsaleable."
																																																																																							* Missing Appraisal (Lvl 3) "Appraisal report is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
1456343	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,588.62	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,145.10	2.875%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	689	Not Applicable	44.552%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2021 reflects that the subject mortgage was originated on xx/XX/2021 with the lender MERS as nominee for xx, LLC in the amount of $xx, which was recorded on xx/XX/2021 Instrument# | Book/Page# xx.
The chain of the assignment has been completed.
No active liens and judgments have been found against the borrower and the property.
No prior year’s delinquent taxes have been found.	According to a review of the payment history as of xx/XX/2021, the loan is currently performing and the next due date for the regular payment is xx/XX/2022. The last payment was received on xx/XX/2021 total in the amount of PITI $1,722.75 which includes P&I $1,145.10 with the rate of interest 2.875%, which was applied for the due date of xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.	xx:According to the review of the servicing comments, the current status of loan is performing. The next due date for the regular payment is xx/XX/2022. The UPB reflected in the latest payment history is in the amount of $xx.
No comments have been found regarding reason for default.
The borrower xx has been working at xx  as xx for 588 months.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No details have been found regarding damage. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| -x.xxx% |----| -x.xxxxx% Comment: Subject approved at xx.xxx%.LP Report for DTI xx.xxx% is xx however for DTI xx.xxx% LP is missing from the loan documents. Tape Source: Initial Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance: -x (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: No Cash-Out   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx  Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: As per Tape data, Stated Maturity Date is xx .However Note documents reflects it xx.   Tape Source: Initial   Tape Type:
																																																																																				Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: As per Tape data ,Subject Property Type is Single Family .However Appraisal documents reflects as PUD. Tape Source: Initial Tape Type:	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.552%, the Borrower income was $4,834.18 and total expenses are in the amount of $2,153.73 and the loan was underwritten by LP xx and its recommendation is “xx with a DTI of 44.552%."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."			Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
57756052	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,656.68	11/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$694.73	2.125%	180	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	797	801	21.806%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2021 which was recorded on xx/XX/2021 in the amount of $xx with xx, LLC.
The chain of assignment has been completed. Currently, the mortgage is with xx, LLC.
No active liens and judgments against the borrower/property.
No delinquent taxes have been found.	According to the payment history as of xx/XX/2021, the borrower is current with the payments. The last payment was received on xx/XX/2021 which was applied to xx/XX/2021. The next due date for payment is xx/XX/2022. The P&I is in the amount of $694.73 and PITI is in the amount of $1,308.07. The UPB reflected as per the payment history is in the amount of $xx.	xx:The loan is currently performing. According to the payment history as of xx/XX/2021, the borrower is current with the payments. The last payment was received on xx/XX/2021 which was applied to xx/XX/2021. The next due date for payment is xx/XX/2022. The P&I is in the amount of $694.73 and PITI is in the amount of $1,308.07. The UPB reflected as per the payment history is in the amount of $xx.
The reason for default is unavailable.
No latest servicing comment has been found to determine the current occupancy and condition of the subject property.
No evidence has been found regarding the borrower’s current employer details. xx:xx:xx	Not Applicable	Appraisal (Incomplete)	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: N.A Tape Source: Initial Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance: -x (Days)   Variance %:    Comment: As per Tape data, Note Date is xxx. However Note documents reflect as xx.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per tape data, Property Address is xx However note document reflects xxxx xx.   Tape Source: Initial   Tape Type:
Field: Property County   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per tape data, Property county is xx. However mortgage document reflects Montgomery.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Cash Out - Other   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment: as per tape data, Purpose of refinance is Change in Rate/Term. However Final Application reflect Cash Out-Other.   Tape Source: Initial   Tape Typ e:
Field: Purpose of Transaction per HUD-x   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment: Cash Out.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: -xx)   Variance %:    Comment: As per Tape data, Maturity date of loan is x/XX/xxxx. However note documents reflect x/XX/xxxx.   Tape Source: Initial   Tape Type:
																																																																																				Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: As per Tape data, Subject Property Type is Single Family .However Appraisal documents reflects as PUD. Tape Source: Initial Tape Type:	3: Curable		* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Loan closed without appraisal; However, xx."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
30670335	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,379.01	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,138.67	2.990%	180	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	775	Not Applicable	48.155%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2021 and was recorded on xx/XX/2021, in the amount of $xx, with MERS as nominee for xx, LLC, with Book/Page#xx/2596.

The chain of assignment has been completed. Currently, the assignment is with MERS as nominee for xx, LLC.

No active judgments or liens have been found against the borrower.
3rd installment combined taxes of 2021-2022 are due on xx/XX/2022 in the amount of $1,459.67.	According to the payment history as of xx/XX/2021, the current status of the loan is performing. The last payment was received on xx/XX/2021 which was applied for the due date of xx/XX/2021 and the next due date for payment is xx/XX/2022. The P&I is in the amount of $1,138.67 and PITI is in the amount of $1,494.81 The UPB reflected as per the payment history is in the amount of $xx.	xx:The current status of the loan is performing.
According to the payment history as of xx/XX/2021, the last payment was received on xx/XX/2021 which was applied for the due date of xx/XX/2021 and the next due date for payment is xx/XX/2022. The P&I is in the amount of $1,138.67 and PITI is in the amount of $1,494.81 The UPB reflected as per the payment history is in the amount of $xx.
The reason for default is unable to be determined from the latest servicing comments.
No comment has been found stating that borrower’s income is impacted due to Covid-19.
No evidence has been found regarding damage or repairs in the latest servicing comments. xx:xx:xx	Not Applicable	Mortgage Note	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: N.A. Tape Source: Initial Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Cash Out - Other   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment: AS per Final Application and Final CD Purpose of Refinance reflects Cash out.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-x   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: -xxxx (Days) Variance %: Comment: Stated maturity date as xx. Tape Source: Initial Tape Type:	4: Unacceptable	* Note is missing or unexecuted (Lvl 4) "The copy of note along with lost note affidavit are missing from the loan file and loan has not been modified since origination."	* DSCR is less than 1.00 (Lvl 3) "The net operating income is $xx and annual payments (Debt Service) is $xx and there debt service cover ratio (DSCR) is 0.79% which is less than 1.”"
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape reflects following issue, the subject loan was completed as a cash-out refinance transaction on an exterior-only appraisal due to this unable to obtain a full appraisal."
																																																																																							* Mortgage missing / unexecuted (Lvl 3) "As per the updated title report dated 12/XX/2021, the recorded copy of deed of trust is located at: xx”. However, some pages are missing from the attached copy of the mortgage."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
1710836	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$0.00	11/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,120.64	3.625%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Investor	Yes	Yes	No	781	Not Applicable	44.009%	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Updated title dated xx/XX/2021 shows that subject mortgage was originated on xx/XX/2021 in the amount of $xx which was recorded on xx/XX/2021 by lender, xx, LLC. No assignment of mortgage has been found. No active judgments or liens have been found.	Payment history as of xx/XX/2021 shows that borrower is current with loan payments. The last payment was applied on xx/XX/2021 in the amount of $2971.50 for the due date xx/XX/2021. The current UPB is $xx and interest rate is 3.625%.	xx:The current status of the loan is performing. Payment history as of xx/XX/2021 shows that borrower is current with loan payments. The last payment was applied on xx/XX/2021 in the amount of $2971.50 for the due date xx/XX/2021. The current UPB is $xx and interest rate is 3.625%. No evidence of Covid impact has been found. No damages were reported. No post-closing bankruptcy records were found. Property is occupied by owner. xx:xx:xx	Not Applicable	Credit Application	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| -x.xxx% |----| -x.xxxxx% Comment: This loan has a qualified mortgage DTI of xx.xxx%, the borrower's income was $x,xxx.xx and total expenses are in the amount of $x,xxx.xx. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: MI is not required.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -x (Days)   Variance %:    Comment: The Note reflects the Original Note document date as xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Lower rate or term   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment: Final Application and Final DU reflect Change in Lower rate or term.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: -xx (Days) Variance %: Comment: The Note reflects the Maturity Date as xx. Tape Source: Initial Tape Type:	3: Curable	* Application Missing (Lvl 3) "Final CD reflects closing date as 04/XX/2021. Notary signature date on the Mortgage/Deed of Trust is 04/XX/2021. Final Application date 4/XX/2021 electronically signed by borrower."
* Application Not Signed by All Borrowers (Lvl 3)     "Final Application date 4/XX/2021 electronically signed by borrower."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is non-owner occupied. Seller tape show this loan is not saleable, loan was conditioned for DU only due to having an exterior appraisal on a FNMA owned property. The DU is referring. LP was used however property is NOO Investment so cannot be sold to FNMA. A Full Appraisal should have been ordered prior to closing if loan was not eligible for DU."
																																																																																							* Settlement date is different from note date (Lvl 3) "Final CD reflects closing date as 04/XX/2021. Notary signature date on the Mortgage/Deed of Trust is xx. Note date is 0xx."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
63610676	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$506.58	3.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	18.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	753	Not Applicable	32.376%	First	Final policy	Not Applicable	$7,800.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2021; the subject mortgage was originated on xx/XX/2021 xx, LLC recorded on xx/XX/2021 in the amount of $xx.
There is a junior mortgage originated on xx/XX/2021 and recorded on xx/XX/2021 in the amount of $7,800.00 in the favor of xx, a non-profit corporation.
No prior year delinquent taxes have been found.	According to the payment history as of xx/XX/2021, the last payment was received on xx/XX/2021 and the next due date for payment is xx/XX/2022. The P&I is in the amount of $506.58 and PITI is in the amount of $890.41. The UPB reflected as per the payment history is in the amount of $xx.	xx:The loan is in performing. The reason for default is unavailable.
According to the payment history as of xx/XX/2021, the last payment was received on xx/XX/2021 and the next due date for payment is xx/XX/2022. The P&I is in the amount of $506.58 and PITI is in the amount of $890.41. The UPB reflected as per the payment history is in the amount of $xx.
No information has been found related to bankruptcy and foreclosure. No information has been found related to damage or repairs. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| x.xxx% |----| x.xxxxx% Comment: The Borrower's income is $x,xxx.xx after subject loan the proposed amount xx and total Non-Housing payments is $xxx.xx hence, the calculated DTI ratio is xx.xxx%. Tape Source: Initial Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: x Variance: -xx (Days) Variance %: Comment: Original note reflects stated maturity date as x/XX/xxxx. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "This loan failed the Pennsylvania license validation test due to the Pennsylvania HB 2179 requires non-exempt mortgage lenders engaged in the business of making mortgage loans to be licensed, effective November 5th, 2008.
The Pennsylvania Mortgage Lender License and Pennsylvania Exemption Letter (Mortgage Act) are not available for loans with a closing date before November 5th, 2008. Additionally, the Pennsylvania First Mortgage Banker License, Pennsylvania Secondary Mortgage Loan License, Pennsylvania Unlicensed (Subordinate Lien), and Pennsylvania Exemption Letter are not available for loans with a closing date on or after January 1st, 2009."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape shows as this loan not saleable due to the HFA preferred code was used for the down payment assistance. The loan is a FNMA 97, when the HFA code was removed, the DU is ineligible and cannot be delivered to FNMA and AUS decision is Approve/Ineligible."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
18090436	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$223.26	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$434.04	3.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	778	Not Applicable	39.161%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2021 shows that the subject mortgage was originated in the amount of $xx on xx/XX/2019 with the lender MERS as nominee for xx, LLC which was recorded on xx/XX/2019.
The chain of the assignment has not been completed. The latest assignment is with xx Management, LLC. However, it should be with xx, LLC.
No active judgments or liens have been found.
Taxes of 2019, 2020, and 2021 have been paid in the amount of $773.47.
2nd installment taxes of 2021 are due in the amount of $111.63.	According to the payment history as of xx/XX/2021, the borrower is current with the loan and the last payment was received on xx/XX/2021 which was applied for xx/XX/2021 and the next due date for the payment is xx/XX/2022. The P&I is in the amount of $434.04 and PITI is in the amount of $506.17. The UPB reflected is in the amount of $xx.	xx:As per the review of the servicing comments, currently, the loan is in performing and the borrower is current with the loan and the last payment was received on xx/XX/2021 which was applied for xx/XX/2021 and the next due date for the payment is xx/XX/2022. The P&I is in the amount of $434.04 and PITI is in the amount of $506.17. The UPB reflected is in the amount of $xx.
The reason for default is unable to be determined.
No comments have been found regarding foreclosure in the latest servicing comments.
No comments have been found regarding bankruptcy in the latest servicing comments.
The subject property has been occupied by the owner. Recent servicing comments do not reflect any damage pertaining to the subject property. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock Transmittal (1008)	Field: Stated Maturity Date Loan Value: xx Tape Value: xx |---| -xx (Days) |----| Comment: xx. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 11/XX/2019 reflects Points - Loan Discount fee at $1.00. However, Final CD dated 12/XX/2019 reflects Points - Loan Discount Fee at $55.53. This is an increase in fee of $54.53 for charges that cannot increase."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement is missing from the loan documents."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Transmittal Summary (1008) is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 36.53%. Tape shows undisclosed mortgage debt not included in DTI. Including the debt may push DTI to 63.15%. Unable to rely on docs in file and unable to calc ATR."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
53412953	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,558.31	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,805.96	3.625%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	767	Not Applicable	13.013%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx/XX/2021 shows that the subject mortgage was originated on xx/XX/2020 and recorded on xx/XX/2020 for the amount $xx held by xx.

The chain of assignment is complete.

No active judgments or liens have been found.

No delinquent taxes have been found for the prior year.	Review of payment history as of xx/XX/2021 shows that the borrower is current with the loan. The next due date is xx/XX/2022. The last payment was received on xx/XX/2021 in the amount of $1,805.96 with interest rate 3.625 % which was applied for the due date xx/XX/2021. The current UPB as of the date is $xx.	xx:The current status of the loan is performing.
Review of payment history as of xx/XX/2021 shows that the borrower is current with the loan. The next due date is xx/XX/2022. The last payment was received on xx/XX/2021 in the amount of $1,805.96 with interest rate 3.625 % which was applied for the due date xx/XX/2021. The current UPB as of the date is $xx.
The loan was originated on xx/XX/2020. Collection comment does not show borrower’s income impacted by covid. However, covid-19 attestation is missing from the loan file.
No FC & BK evidence has been found.
No damage or repairs have been found. xx:xx:xx	Not Applicable	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Cash Out - Other   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment: Final application reflects purpose of refinance per application as cash out-other.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value:xx   Tape Value: xx  Variance: -xx (Days)   Variance %:    Comment: Original note reflects stated maturity date as xx.   Tape Source: Initial   Tape Type:
																																																																																				Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: appraisal report reflect subject property type as PUD. Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 13.013%. Tape shows BWR does not have stable income. Further details not provided. Unable to rely on documents in file and unable to calculate ATR"		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
86552705	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$636.00	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$634.19	3.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	755	Not Applicable	23.390%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2021 with the lender MERS as nominee for xx, LLC in the amount of $xx which was recorded on xx/XX/2021 with instrument#xx.

There is no chain of assignment as the subject mortgage is with the original lender.

No active judgments or liens have been found against the borrower/subject property.

Combined annual installment taxes of 2021 have been paid in the amount of $636.00 on xx/XX/2021. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment was received on xx/XX/2021 which was applied to xx/XX/2021. The next due date for payment is xx/XX/2022. The borrower pays the P&I in the amount of $634.19 and PITI in the amount of $824.19. The current UPB reflected is in the amount of $xx.	xx:As per the review of collection comments, the current status of the loan is performing. According to the payment history as of xx/XX/2021, the borrower is current with the loan. The next due date for payment is xx/XX/2022. The current UPB reflected is in the amount of $xx. No comments have been found regarding the borrower’s income is impacted due to covid-19 pandemic. No comments have been found regarding the subject property condition. xx:xx:xx	Not Applicable	Field: Stated Maturity Date Loan Value: xx Tape Value: xx |---| -xx (Days) |----| Comment: The note reflects the Maturity date as xxx. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Seller tape shows detect as "This is not saleable - loan is a HomeReady, 95% LTV and a DU condition for a HBEC and one was not obtained.""	* Property is Manufactured Housing (Lvl 2) "Home is affixed.
																																																																																								According to an appraisal report located at “xx”, the subject property type is manufactured home. The ALTA-7 endorsement for a manufactured home is incorporated with the final title policy. Also, the VIN# is not available in the legal description of the recorded mortgage. The affidavit of affixation is available at “xx” which states the home is affixed to permanent land & shows VIN# xx."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
49751729	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,403.24	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,508.79	3.500%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	777	Not Applicable	15.362%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the pro-title dated xx/XX/2021 reflects that the subject mortgage was originated on xx/XX/2021 with the lender MERS as nominee for xx LLC. which was recorded on xx/XX/2021.

No chain of assignment has been found.

No active liens and judgments have been found.
Combined annual taxes of 2021 have been paid in the amount of $3403.24 on xx/XX/2021.	According to the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment received on xx/XX/2021, the payment applied date was xx/XX/2021 and the next due date for payment is xx/XX/2022. The P&I is in the amount of $1508.79 and PITI is in the amount of $1914.70. The UPB reflected as per the payment history is in the amount of $xx.	xx:The loan is performing. According to the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment received on xx/XX/2021, the payment applied date was xx/XX/2021 and the next due date for payment is xx/XX/2022. The P&I is in the amount of $1508.79 and PITI is in the amount of $1914.70. The UPB reflected as per the payment history is in the amount of $xx.
The reason for default is unable to be determined. The subject property is occupied by the owner. No comments have been found for damage or repairs. xx:xx:xx	Not Applicable	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Occupancy at Origination (Property Usage Type)   Loan Value: Primary   Tape Value: Investor   Variance:    Variance %:    Comment: Updated as per final xxxx.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx  Tape Value: xx   Variance: -x (Days)   Variance %:    Comment: Updated as per note.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Cash Out - Other   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment: Updated as per final xxxx.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-x   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: Updated as per note.   Tape Source: Initial   Tape Type:
																																																																																				Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Updated as per appraisal report. Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "Subject loan closed as primary occupancy. Tape shows subject is NOO based on BWR occupancy misrep."				Minimal	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
75896332	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,289.95	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,439.12	3.437%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	807	Not Applicable	29.971%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2021 and was recorded on xx/XX/2021, in the amount of $xx with MERS as nominee for xx LLC.

The chain of assignment has been completed.

No active judgments or liens have been found.

Annual combined taxes of 2021 have been paid in the amount of $3,289.95 on xx/XX/2021.

No prior year delinquent taxes have been found.	According to payment history as of xx/XX/2021, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2021 in the amount of $1,969.67 which was applied for due date xx/XX/2021. The current P&I is in the amount of $1,439.12 and current PITI is in the amount of $1,969.67 with an interest rate of 3.437%. The current UPB reflected as per the payment history is in the amount of $xx.	xx:According to servicing comments, the current status of the loan is performing.

According to payment history as of xx/XX/2021, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2021 in the amount of $1,969.67 which was applied for due date xx/XX/2021. The current P&I is in the amount of $1,439.12 and current PITI is in the amount of $1,969.67 with an interest rate of 3.437%. The current UPB reflected as per the payment history is in the amount of $xx.

As per comment dated xx/XX/2021, the reason for default is other.

No comment pertaining to the damage on the subject property has been observed.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found. xx:xx:xx	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Property State Loan Value: Georgia Tape Value: South Carolina |---| |----| Comment: Note document reflects property state is Georgia. Tape Source: Initial Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx  Variance: -xx (Days)   Variance %:    Comment: Note document reflect maturity date as xx.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Appraisal report reflects subject property type as PUD. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Market Condition addendum is missing from the loan documents."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan failed the lender credits that cannot decrease test. Initial CD dated 4/XX/2021 reflects Lender Credit at $213.19. However, Final CD dated 4/XX/2021 reflects Lender Credit at $19.38. This is decrease of $193.81 for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows borrower requirements not met. This loan is not saleable due to the fact axx was not obtained, DU conditioned for it, borrower is a FTHB and LTV is 97% on this purchase. AUS decision is Approve/Eligible."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
77052163	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$7,849.13	$15,698.26	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,951.07	5.158%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	$2,042.23	Unavailable	Not Applicable	2 Family	xx	xx	Investor	Yes	Yes	Yes	785	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 and was recorded on xx/XX/2021, in the amount of $xx, with MERS as nominee for xx, LLC, with Book/Page#xx. The chain of assignment has been completed. Currently, the assignment is with MERS as nominee for xx, LLC. No active judgments or liens have been found against the borrower. 2nd installment combined taxes of 2020 have been delinquent in the amount of $7,849.13 with good through date xx/XX/2022.	According to the payment history as of xx/XX/2021, the current status of the loan is performing. The last payment received date is unable to be determined and the next due date for payment is xx/XX/2022. The P&I is in the amount of $1,951.07 and PITI is in the amount of $3,778.87. The UPB reflected as per the payment history is in the amount of $xx.	xx:The current status of the loan is performing. According to the payment history as of xx/XX/2021, the last payment received date is unable to be determined and the next due date for payment is xx/XX/2022. The P&I is in the amount of $1,951.07 and PITI is in the amount of $3,778.87. The UPB reflected as per the payment history is in the amount of $xx. Collection comments are missing.
The subject property is non owner occupied.
Borrower is SE and currently working as xx of operations in Quest builders group Inc from last 28 years. xx:xx:xx	Not Applicable	1: Acceptable	Value: Date: Type:Desk Review	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:24
Times 1X30:0
Times 1X60:0
Times 1X90:0
Currently Delinquent? :No
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:0
Max Days Dlq Last 12 Mos:0
Verification Type:Credit Report	Mos Reviewed:24
Times 1X30:0
Times 1X60:0
Times 1X90:0
Currently Delinquent? :No
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:0
Max Days Dlq Last 12 Mos:0
Verification Type:Credit Report	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :Not Applicable
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
Max Days Dlq Last 12 Mos:Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
																																																																																																																		Max Days Dlq Last 12 Mos:Not Applicable	Mos Reviewed:Not Applicable Times 1X30:Not Applicable Times 1X60:Not Applicable Times 1X90:Not Applicable Currently Delinquent? :Not Applicable Total Delinquent:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
33726191	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$16,594.41	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,364.44	5.575%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	$3,578.26	Unavailable	Not Applicable	3 Family	xx	xx	Investor	Yes	Yes	No	740	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 and recorded on xx/XX/2021, in the amount of $xx with MERS as nominee for xx, LLC.

The chain of assignment has been completed.

No active judgments or liens have been found.

4th and 3rd combined taxes of 2021 have been paid in the amount of $8,347.41.

1st and 2nd combined taxes of 2022 have been due in the amount of $8,297.21.

No prior year delinquent taxes have been found.	The loan was originated on xx/XX/2021 and the first payment due date is xx/XX/2022. According to payment history tape data dated xx/XX/2021, the next due date is xx/XX/2022. The current P&I is in the amount of $2,364.44 and current PITI is in the amount of $4,119.52 with an interest rate of 5.575%. The current UPB reflected as per the payment history tape data is in the amount of $xx.	xx:The current status of the loan is performing.

The loan was originated on xx/XX/2021 and the first payment due date is xx/XX/2022. According to payment history tape data dated xx/XX/2021, the next due date is xx/XX/2022. The current P&I is in the amount of $2,364.44 and current PITI is in the amount of $4,119.52 with an interest rate of 5.575%. The current UPB reflected as per the payment history tape data is in the amount of $xx.
The latest property inspection report is not available in the loan file to determine current property condition.
The subject property is non owner occupied.
Borrower is SE and currently working as co-owner in AJT xx LLC from last 20 years.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post close bankruptcy record has been found. xx:xx:xx	Not Applicable	Field: Number Of Units Loan Value: x Tape Value: x |---| x |----| xx.xxxxx% Comment: Updated as per the appraisal report Tape Source: Initial Tape Type:	1: Acceptable	Value: Date: Type:Desk Review	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed:24
Times 1X30:0
Times 1X60:0
Times 1X90:0
Currently Delinquent? :No
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:0
Max Days Dlq Last 12 Mos:0
Verification Type:Credit Report	Mos Reviewed:24
Times 1X30:0
Times 1X60:0
Times 1X90:0
Currently Delinquent? :No
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:0
Max Days Dlq Last 12 Mos:0
Verification Type:Credit Report	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :Not Applicable
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
Max Days Dlq Last 12 Mos:Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
																																																																																																																		Max Days Dlq Last 12 Mos:Not Applicable	Mos Reviewed:Not Applicable Times 1X30:Not Applicable Times 1X60:Not Applicable Times 1X90:Not Applicable Currently Delinquent? :Not Applicable Total Delinquent:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
62596783	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$17,286.31	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,548.82	5.825%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	$3,985.25	Unavailable	Not Applicable	4 Family	xx	xx	Investor	Yes	Yes	No	760	Not Applicable	Unavailable	First	Title Search	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2021 shows that the subject mortgage was originated in the amount of $xx on xx/XX/2021 with the lender MERS as nominee for xx, LLC which was recorded on xx/XX/2021.
The chain of the assignment has been completed. The latest assignment is with xx, LLC.
There is a civil judgment in the favor of xx which was recorded on xx/XX/2021. However, the amount is unavailable.
Taxes of 2021 are due in the amount of $xx.	According to the payment history tape data as of xx/XX/2021, the borrower is current with the loan and the next due date for the payment is xx/XX/2022. The P&I is in the amount of $1,548.82. The UPB reflected is in the amount of $xx.	xx:The loan is performing and according to the payment history tape data as of xx/XX/2021, the borrower is current with the loan. The next due date for the payment is xx/XX/2022. The P&I is in the amount of $1,548.82. The UPB reflected is in the amount of $xx. The collection comments are missing.
The subject property is non owner occupied.
Borrower is currently working as Nurse at xx from last 9 years. xx:xx:xx	Not Applicable	1: Acceptable	Value: Date: Type:Desk Review	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed:24
Times 1X30:0
Times 1X60:0
Times 1X90:0
Currently Delinquent? :No
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:0
Max Days Dlq Last 12 Mos:0
Verification Type:Credit Report	Mos Reviewed:0
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :Not Applicable
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
Max Days Dlq Last 12 Mos:Not Applicable
Verification Type:Not Applicable	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :Not Applicable
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
Max Days Dlq Last 12 Mos:Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
																																																																																																																		Max Days Dlq Last 12 Mos:Not Applicable	Mos Reviewed:Not Applicable Times 1X30:Not Applicable Times 1X60:Not Applicable Times 1X90:Not Applicable Currently Delinquent? :Not Applicable Total Delinquent:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
44848347	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	Other	$0.00	$3,653.48	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,051.41	6.450%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	$2,728.96	$0.00	Not Applicable	4 Family	xx	xx	Investor	Yes	Yes	No	785	760	52.262%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2021 reflects that the subject mortgage was originated on xx/XX/2021 with the lender xx , a xx . in the amount of $xx.
The chain of the assignment has not been completed. xx has not been found or not recorded.  However, current assignment should be with xx.
There is water/sewer lien active against the subject property in the favor of City of -xx in the amount of $500.00 which was recorded on xx/XX/2021.
Annual county taxes for the year of 2022 are due on xx/XX/2022 in the amount of $3653.48.
No prior year’s delinquent taxes have been found.	According to a review of the seller’s tape data payment history as of xx/XX/2021, the loan is currently performing and the next due date for the regular payment is xx/XX/2022. The last payment was received total in the amount of PITI $2,713.62 which includes P&I $2,051.41 with the rate of interest 6.450%, which was applied for the due date of xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.	xx:The current status of loan is performing. The next due date for the regular payment is xx/XX/2022. The UPB reflected in the latest payment history is in the amount of $xx.

The subject property is non owner occupied.
Borrower is SE and currently working as owner of xx Svs/xx from last 18.25 years. xx:xx:xx	Not Applicable	1: Acceptable	Value: Date: Type:Desk Review	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed:24
Times 1X30:0
Times 1X60:0
Times 1X90:0
Currently Delinquent? :No
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:0
Max Days Dlq Last 12 Mos:0
Verification Type:Credit Report	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :Not Applicable
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
Max Days Dlq Last 12 Mos:Not Applicable
Verification Type:Not Applicable	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :Not Applicable
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
Max Days Dlq Last 12 Mos:Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
																																																																																																																		Max Days Dlq Last 12 Mos:Not Applicable	Mos Reviewed:Not Applicable Times 1X30:Not Applicable Times 1X60:Not Applicable Times 1X90:Not Applicable Currently Delinquent? :Not Applicable Total Delinquent:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
61169053	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,135.93	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,113.68	5.575%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	$0.00	Unavailable	Not Applicable	3 Family	xx	xx	Investor	Yes	Yes	No	756	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the pro-title dated xx/XX/2021 reflects that the subject mortgage was originated on xx/XX/2021 with the lender MERS as nominee for xx, LLC in the amount of $xx, which was recorded on xx/XX/2021.
No assignment has been found. The current assignment is with the lender MERS as nominee for xx, LLC.
No active liens and judgments have been found. xx taxes of 2021 have been paid on xx/XX/2021 in the amount of $3,135.93.
No prior years delinquent taxes have been found.	According to a review of the payment history tape data as of xx/XX/2021, the borrower is current with the loan and the next due date for the regular payment is xx/XX/2022. The last payment is missing from the loan file. The PITI is $2,607.70 which includes P&I $2,113.68 with the rate of interest of 5.575%, which was applied for the due date of xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.	xx:The latest collection comments are missing from the loan file.
According to a review of the payment history tape data as of xx/XX/2021, the borrower is current with the loan and the next due date for the regular payment is xx/XX/2022.  The last payment is missing from the loan file. The PITI is $2,607.70 which includes P&I $2,113.68 with the rate of interest of 5.575%, which was applied for the due date of xx/XX/2021.  The UPB reflected in the latest payment history is in the amount of $xx.
No foreclosure activity has been found.
No pertaining bankruptcy-related details have been found.
The subject property is non owner occupied.
Current condition of the subject property due to missing collection comments.
As per the final application, the borrower is working at xx as a xx for 207 months. xx:xx:xx	Not Applicable	1: Acceptable	Value:Not Applicable Date:Not Applicable Type:	Value:Not Applicable Date:Not Applicable Type:	Unavailable	Unavailable	Mos Reviewed:24
Times 1X30:0
Times 1X60:0
Times 1X90:0
Currently Delinquent? :No
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:0
Max Days Dlq Last 12 Mos:0
Verification Type:Credit Report	Mos Reviewed:0
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :Not Applicable
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
Max Days Dlq Last 12 Mos:Not Applicable
Verification Type:Not Applicable	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :Not Applicable
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
Max Days Dlq Last 12 Mos:Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
																																																																																																																		Max Days Dlq Last 12 Mos:Not Applicable	Mos Reviewed:Not Applicable Times 1X30:Not Applicable Times 1X60:Not Applicable Times 1X90:Not Applicable Currently Delinquent? :Not Applicable Total Delinquent:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
34638090	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$3,213.79	$6,427.58	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,147.79	4.500%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	3 Family	xx	xx	Primary	Yes	Yes	No	625	Not Applicable	35.866%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2020 with the lender MERS as nominee for xx, LLC in the amount of $xx which was recorded on xx/XX/2020 with instrument#xx.

There is no chain of assignment as the subject mortgage is with the original lender.

There is a City/Municipal lien against the subject property in the favor of City of xx in the amount of $200.00 which was recorded on xx/XX/2020.

Combined 2nd installment taxes of 2020 are delinquent in the amount of $3,213.79 which was due on xx/XX/2022. The delinquent taxes are good through till xx/XX/2022.	According to the payment history as of xx/XX/2021, the borrower is delinquent for 3 months with the loan. The last payment was received on xx/XX/2021 which was applied to xx/XX/2021. The next due date for payment is xx/XX/2021. The borrower pays the P&I in the amount of $1,147.79 and PITI in the amount of $2,093.76. The current UPB reflected is in the amount of $xx.	xx:As per the review of collection comments, the current status of the loan is in collections. According to the payment history as of xx/XX/2021, the borrower is delinquent for 3 months with the loan. The next due date for payment is xx/XX/2021. The current UPB reflected is in the amount of $xx. The collection comment dated xx/XX/2021 states the reason for default is the curtailment of income. The collection comment dated xx/XX/2020 states the borrower’s income is impacted by Covid-19 pandemic. The servicer provided an FB which ran and was extended several times from xx/XX/2020 to xx/XX/2021. No comments have been found regarding the subject property condition. As per final loan application, the borrower is working at xx as xx for 4 years. xx:xx:xx	Not Applicable	Appraisal (Incomplete) Missing Initial Closing Disclosure Mortgage Insurance	Field: Age of Loan Loan Value: xx Tape Value: xx |---| -x |----| -xx.xxxxx% Comment: As per Tape data, Age of Loan reflect xx months. However, Audit Value reflect xx. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xxx.xxx%   Tape Value: xx.xxx%   Variance: xx.xxx%   Variance %: xx.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Amount of Secondary Lien: $xx.xx. Loan Amount: $xx. CLTV = xxx.xxx% which is greater than xxx%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -x (Days)   Variance %:    Comment: Note document reflects date as x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx.xxx%   Tape Value: xx.xxx%   Variance: xx.xxx%   Variance %: xx.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Amount of Secondary Lien: $xx.xx. Loan Amount: $xx. LTV (CLTV) = xxx.xxx%.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Total Original PITIA for Debt Ratios: (Real Estate Taxes $xxx.xx + Hazard Insurance $xxx.xx + Flood Insurance $xx.xx + MI $xxx.xx + HOA Dues $xx.xx + P&I $x,xxx.xx+ other debts ) equals $xxxx.xx. Monthly income $x,xxx.xx. Post-Close DTI per xxxx reflects xx.xxx   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx  Tape Value: xx  Street   Variance:    Variance %:    Comment: The Note signed on x/XX/xxxx reflects the property address as xx    Tape Source: Initial   Tape Type:
Field: Subject Property Detached/Attached Loan Value: Detached Tape Value: Attached Variance: Variance %: Comment: Appraisal dated on x/XX/xxxx reflects Detached type property. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Appraisal report dated 2/XX/2020 is subject to Repairs due to the 203K work write up meeting the minimum FHA/HUD requirements as outlined in the Handbooks 4000.1. However, final CD reflects escrow holdback for $5,196.00. Updated 1004D is missing from the loan documents."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 3)     "CE Risk indicator is "Elevated" due to following factors:

1. This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule as the loan is failed for QM safe Harbor threshold test as APR (5.792%) is exceeded APOR (5.030%) by 0.762%. The APR threshold is 5.030% and the subject loan is escrowed one.

Qualified Mortgage Safe Harbor Threshold Test: FAIL      Charged: 5.792%      Allowed: 5.030%      Over by: +0.762%

2. This loan is failed for FHA QM Safe Harbor Test as APR (5.792%) is exceeded APOR (5.530%) by 0.262%. The APR threshold is 5.530% and the subject loan is escrowed one.

FHA QM Safe Harbor Test: FAIL    Charged: 5.792%      Allowed: 5.530%      Over by: +0.262%

3. This loan failed the CT nonprime home loan test. The loan is a nonprime home loan, as defined in the legislation."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3)     "ComplianceEase did not test TRID Tolerance test since an initial CD is missing from the loan file."
* Loan does not conform to program guidelines (Lvl 3)     "The provided Seller’s tape is showing an alert that the subject loan is a FHA and not insured due NOR pre-endorsement delinquency."
* Loan has escrow holdback. No proof it was released (Lvl 3)     "Provided final CD (xx) in the loan file shows the Escrow holdback for $5,196.00. However, the copies of Appraisal 1004D Update/Completion report & the proof of release of fund are missing from the loan file."
* MI, FHA or MIC missing and required (Lvl 3)     "FHA MI certificate is missing from the loan file."
* Missing Initial Closing Disclosure (Lvl 3) "A copy of initial CD is missing from the loan file."	* Higher Price Mortgage Loan (Lvl 2) "This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.

Higher-Priced Mortgage Loan Test: FAIL      Charged: 5.792%      Allowed: 5.030%      Over by: +0.762%"
																																																																																								* LTV or CLTV exceeds 104% (Lvl 2) "The subject loan is a FHA. LTV/CLTV of the loan is exceeded 100.00% as the appraised value / purchase price of the subject property ($xx / $xx) is less than the loan amount is $xx."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
8212286	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$519.60	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$892.47	5.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	692	691	36.602%	First	Final policy	Not Applicable	$6,650.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2021 which was recorded on xx/XX/2021 in the amount of $xx with xx
The chain of assignment has been completed. Currently, the mortgage is with xx
There is an active mortgage prior to the subject mortgage in the favor of xx recorded on xx/XX/2000 for the amount of $xx.
Junior mortgage was originated on xx/XX/2021 which was recorded on xx/XX/2021 in the amount of $6,650.00 with xx Division.
No active liens and judgments against the borrower:
No delinquent taxes have been found.	The payment history available in the file is located at “PaymentHistory - Nelson” does not have transaction date. However, according to a review of the payment history tape data as of xx/XX/2021, the last payment received date was unable to be determined and the next due date is xx/XX/2021. The UPB reflected in the tape data of payment history is in the amount of $xx.	xx:The payment history available in the file is located at “PaymentHistory - Nelson” does not have transaction date. However, according to a review of the payment history tape data as of xx/XX/2021, the last payment received date was unable to be determined and the next due date is xx/XX/2021. The UPB reflected in the tape data of payment history is in the amount of $xx.
The reason for default is unavailable.
No latest servicing comment has been found to determine the current occupancy and condition of the subject property.
As per the 1003 document the borrower is working as a Server at “xx Kitchen” for 1.6 years. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: x Tape Value: x |---| -x |----| -xx.xxxxx% Comment: As per Tape data, age of loan is x. However it reflects x. Tape Source: Initial Tape Type:
Field: Original Note Doc Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -x (Days)   Variance %:    Comment: As per Tape data, Note Date is x/XX/xxxx. However Note documents reflect as xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: -x.xxx% Variance %: -x.xxxxx% Comment: As per Tape data, Post Close DTI is xx.xxx%. However Final Application documents reflect as xx.xxx%. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Seller tape shows guidelines require AUS. No AUS approval due to data entry error. However, AUS is available in loan file (Locator# credit pkg pg#2) and recommendation is Approve/Eligible."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Qualified Mortgage APR Threshold Test due to APR Charged 5.758% APR Threshold 5.200% Over by +1.416%. Subject loan is escrowed.
Qualified Mortgage Safe Harbor Threshold Test due to APR Charged 5.758% APR Threshold 4.450% Over by +1.308%. Subject loan is escrowed."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed the Higher-Priced Mortgage Loan Test due to APR Charged 5.866% APR Threshold 4.450% Over by +1.416%. Subject loan is escrowed."
																																																																																								* Property is Manufactured Housing (Lvl 2) "Home has been affixed. As per the appraisal report located at “Appraisal Pg#3”, the subject property type is Manufactured House. However, as per the Affidavit of Affixation located at “DOT - Nelson Pg#19”, the subject property has been affixed to permanent foundation."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
39762252	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,904.06	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,373.09	3.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Commercial Prop	xx	xx	Primary	Yes	Yes	No	797	756	28.694%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2021 shows that the subject mortgage was originated in the amount of $xx on xx/XX/2020 with the lender MERS as nominee for xx
The latest chain of the assignment is xx Corporation.
No active judgments or liens have been found.
Taxes of 2021 have been paid in the amount of $3,904.06.	According to the payment history as of xx/XX/2021, the borrower is current with the loan and the last payment was received on xx/XX/2021 which was applied for xx/XX/2021 and the next due date for the payment is xx/XX/2022. The P&I is in the amount of $1,373.09 and PITI is in the amount of $1,818.34. The UPB reflected is in the amount of $xx.	xx:As per the review of the servicing comments, currently, the loan is in performing and according to the payment history as of xx/XX/2021, the borrower is current with the loan and the last payment was received on xx/XX/2021 which was applied for xx/XX/2021 and the next due date for the payment is xx/XX/2022. The P&I is in the amount of $1,373.09 and PITI is in the amount of $1,818.34. The UPB reflected is in the amount of $xx.
The reason for default is unable to be determined. xx:xx:xx	Not Applicable	Field: Age of Loan Loan Value: xx Tape Value: xx |---| -x |----| -xx.xxxxx% Comment: Note reflects age of loan as xx. Tape Source: Initial Tape Type:
Field: Post-Close Housing Ratio per xxxx Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: -x.xxx% Variance %: -x.xxxxx% Comment: As per Final xxxx application post-close housing ratio as xx.xxx%. Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "Subject approved as OO but tape shows fraud investigation resulted in property being a commercial property adult family home."
* Property is Commercial Prop (Lvl 4) "Subject OO home is a commercially operated adult family home. Elevated for client review."	* ComplianceEase Exceptions Test Failed (Lvl 3) "1. This loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

2. This loan failed the closing or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date)."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan failed the charges that in total cannot increase more than 10% test. Missing valid COC for a total fees increased of $680.50 on final CD dated 03/XX/2020.
																																																																																							Provided PCCD reflects the cumulative Fees in B section increased of 44.317% with the amount of $680.50 in Creditor's Providers Fees which exceeded the 10% tolerance for creditor's providers fees and a valid COC is required."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
21632428	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,126.15	01/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,976.12	2.625%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	No	Not Applicable	Not Applicable	774	799	27.917%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2022 shows that the subject mortgage was originated in the amount of $xx on xx/XX/2021 with the lender MERS as xx
The chain of the assignment has been completed. The latest assignment is with  xx.
No active judgments or liens have been found.
Taxes of 2021 are due in the amount of $4,126.15.	According to the payment history as of xx/XX/2022, the borrower is current with the loan and the last payment was received on xx/XX/2022 which was applied for xx/XX/2022 and the next due date for the payment is xx/XX/2022. The P&I is in the amount of $1,976.12 and PITI is in the amount of $2,388.77. The UPB reflected is in the amount of $xx.	xx:As per the review of the servicing comments, the current status of the loan is performing and the borrower is current with the loan and the last payment was received on xx/XX/2022 which was applied for xx/XX/2022 and the next due date for the payment is xx/XX/2022. The P&I is in the amount of $1,976.12 and PITI is in the amount of $2,388.77. The UPB reflected is in the amount of $xx.
No comments have been found regarding foreclosure in the latest servicing comments.
No comments have been found regarding bankruptcy in the latest servicing comments.
The subject property has been occupied by the owner. Recent servicing comments do not reflect any damage pertaining to the subject property. xx:xx:xx	Not Applicable	Flood Certificate Missing or error on the Rate Lock Origination Appraisal	Field: Age of Loan Loan Value: x Tape Value: xx |---| -x |----| -xx.xxxxx% Comment: Age of loan reflects x. Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: xx (Days)   Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: -x.xxx% Variance %: -x.xxxxx% Comment: As per final xxxx borrower income is $xx and total expenses is $x,xxx.xx. DTI xx.xxx%. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan fails Compliance Ease delivery and timing test for Revised Closing Disclosure dated 2/XX/2021. Document tracker is missing and 3 business days were added to get receipt date 2/XX/2021 which is less than 3 business days from the Consummation date 2/XX/2021."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation due to decrease in Lender Credit on Final Closing Disclosure dated 2/XX/2021. Revised CD dated 2/XX/2021 reflects Lender Credit at $700.00 Paid by lender, however, Final CD dated reflects Lender Credit at $00.00. This is decrease of $700.00 for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan document."
* Missing Appraisal (Lvl 3)     "Appraisal report is missing from the loan documents."
* Missing flood cert (Lvl 3)     "Flood insurance certificate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 22.226%. Tape shows BWR SE income unable to be used as one business was closed and another was funded by a lease agreement and not a typical SE business. Unable to rely on docs in file and unable to calc ATR."
																																																																																								* ComplianceEase TILA Test Failed (Lvl 2) "Finance charge disclosed on Final CD as $xx. Calculated Finance charge is $xx for an under disclosed amount of $99.60. Reason for Finance Charge under disclosure is unknown as the Fee Itemization is missing. Subject loan is a refinance, originated on 2/XX/2021 and the SOL is 3 years."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
89057751	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$2,480.00	01/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,197.15	2.750%	360	xx	xx	VA	Fixed	Cash Out	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	724	Not Applicable	43.613%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2021 which was recorded on xx/XX/2021 in the amount of xx
The chain of assignment has been completed. Currently, the mortgage is with xx
There is an active mortgage prior to the subject mortgage in the favor of  xx recorded on xx/XX/2020 for the amount of $xx
No active liens and judgments against the borrower.
No delinquent taxes have been found.	According to the payment history as of xx/XX/2022, the borrower is current with the payments. The last payment was received on xx/XX/2022 which was applied to xx/XX/2022. The next due date for payment is xx/XX/2022. The P&I is in the amount of $2,197.15 and the PITI is in the amount of $2,574.87. The UPB reflected as per the payment history is in the amount of $xx.	xx:The loan is currently is performing. The loan is currently is performing. According to the payment history as of xx/XX/2022, the borrower is current with the payments. The last payment was received on xx/XX/2022 which was applied to xx/XX/2022. The next due date for payment is xx/XX/2022. The P&I is in the amount of $2,197.15 and the PITI is in the amount of $2,574.87. The UPB reflected as per the payment history is in the amount of $xx.
The reason for default is unavailable.
Details of occupancy and condition of the subject property have not been found in latest servicing comments.
As per the 1003 document the borrower is working as a xx xx at “xx” for 6.3 years. xx:xx:xx	Not Applicable	Field: Age of Loan Loan Value: x Tape Value: x |---| -x |----| -xx.xxxxx% Comment: x months. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: Yes   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Borrower income was $xx and Total Debts are in the amount of $x,xxx.xx.xx hence calculated Housing Ratio as per xxxx is xx.xxx%.   Tape Source: Initial   Tape Type:
																																																																																				Field: Purpose of Transaction per HUD-x Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: cash out. Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Provided seller’s tape is showing an alert that the subject loan is a VA cash-out and is having 210 days seasoning issue. The underwriter used an incorrect 1st payment date."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.61% as the Borrower’s income is $xx and total expenses are in the amount of $6,494.75 and the loan was underwritten by AUS/DU (Locatorxx) & its recommendation is “Approve/Eligible” and DTI is showing in it as 43.61%."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
30492355	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$556.14	01/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$541.30	2.250%	360	xx	xx	VA	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	736	700	29.845%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2021 and recorded on xx/XX/2021, in the amount of xx

The chain of assignment has been completed. The assignment is currently with xx
No active judgments or liens have been found.

Annual county taxes of 2021 have been paid in the amount of $533.89.

No prior year delinquent taxes have been found.	According to payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $1,008.97 which was applied for due date xx/XX/2022. The current P&I is in the amount of $541.30 and current PITI is in the amount of $1,008.97 with an interest rate of 2.250%. The current UPB reflected as per the payment history is in the amount of $xx.	xx:The current status of the loan is performing.

According to payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $1,008.97 which was applied for due date xx/XX/2022. The current P&I is in the amount of $541.30 and current PITI is in the amount of $1,008.97 with an interest rate of 2.250%. The current UPB reflected as per the payment history is in the amount of $xx.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found. xx:xx:xx	Not Applicable	Field: Age of Loan Loan Value: x Tape Value: x |---| -x |----| -xxx.xxxxx% Comment: Age of loan is x. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: Yes   Variance:    Variance %:    Comment: MI is not required.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: -x.xxx% Variance %: -x.xxxxx% Comment: This loan has a qualified mortgage DTI of xx.xxx%, the borrower's income was $x,xxx.xx and total expenses are in the amount of $x,xxx.xx. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "TRID Violation in Charges that Cannot Increase test due to increase of fee in Initial CD dated 11/XX/2021. Initial LE dated 10/XX/2021 does not reflect Points and Fees, However, Initial CD dated 11/XX/2021 reflect Points and Fees at $0.01. This is fee increase of $0.01 for 0% tolerance test fee. Valid COC is missing from the loan document.

Loan failed charges that cannot decrease test. Initial LE dated 10/XX/2021 reflects Non-specific lender credit at $660.00. However, Final CD dated 11/XX/2021 reflects Non-specific lender credit at $644.33. This is decrease of $15.67 for charges that cannot decrease. Valid COC for the decrease in NSLC is missing from the loan documents."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Seller Tape shows, this loan is un insurable due to VA Seasoning requirement of 210 days is not met."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
43008228	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$5,532.12	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,477.94	2.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	808	754	38.702%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2020 and was recorded on xx/XX/2020, in the amount of $xx with MERS as nominee for xx

The chain of assignment has been completed.

The subject mortgage is on second lien position as there is an active mortgage which was recorded prior to the subject mortgage. The subject mortgage was recorded on xx/XX/2020. The prior mortgage was originated on xx/XX/2018 and recorded on xx/XX/2018 in the amount of $xx with xx's xx.

No active judgments or liens have been found.

1st county taxes of 2021/2022 have been paid in the amount of $2,766.06 on xx/XX/2021.

2nd county taxes of 2021/2022 have been due in the amount of $2,766.06.

No prior year delinquent taxes have been found.	According to payment history as of xx/XX/2021, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2021 in the amount of $1,477.94 which was applied for due date xx/XX/2021. The current P&I is in the amount of $1,477.94 with an interest rate of 2.990%. The current UPB reflected as per the payment history is in the amount of $xx.	xx:According to servicing comments, the current status of the loan is performing.

According to payment history as of xx/XX/2021, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2021 in the amount of $1,477.94 which was applied for due date xx/XX/2021. The current P&I is in the amount of $1,477.94 with an interest rate of 2.990%. The current UPB reflected as per the payment history is in the amount of $xx.

The latest property inspection report is not available in the loan file to determine current property condition.

As per comment dated xx/XX/2021, the subject property is owner occupied. No comment pertaining to the damage on the subject property has been observed.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found.

Covid-19 attestation is available in the loan file located at “xx - xx PG# 783”.

The borrower xx Reid has been working at xx as an xx and xx for 18.66 Years. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: xx Tape Value: xx |---| -x |----| -xx.xxxxx% Comment: As per Tape data, age of loan is xx.However it reflects xx. Tape Source: Initial Tape Type:
Field: Original Note Doc Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -x (Days)   Variance %:    Comment: As per Tape data, Note Date is xx/XX/xxxx .However Note documents reflects as xx/XX/xxxx.   Tape Source: Initial   Tape Type:
																																																																																				Field: Post-Close DTI per xxxx Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: -xx.xxx% Variance %: -xx.xxxxx% Comment: Tape Source: Initial Tape Type:	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "Missing a Rate Lock Agreement signed by Borrower(s) or memorialized comment by the Loan Officer."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 39%. Seller defect shows there was an undisclosed mortgage that may push DTI over 51%. Unable to rely on docs in file and unable to calc ATR."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
2897453	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,287.06	11/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,572.55	3.250%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	686	Not Applicable	50.987%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2021 with the lender MERS as nominee for xx Corporation in the amount of $xx which was recorded on xx/XX/2021 with Book/Page#xx/574.

There is no chain of assignment as the subject mortgage is with the original lender.

No active judgments or liens have been found against the borrower/subject property.

County annual installment taxes of 2021-2022 have been paid in the amount of $5,287.06 on xx/XX/2021. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment was received on xx/XX/2021 which was applied to xx/XX/2021. The next due date for payment is xx/XX/2021. The borrower pays the P&I in the amount of $1,572.55 and PITI in the amount of $2,316.73. The current UPB reflected is in the amount of $xx.	xx:The current status of the loan is performing. According to the payment history as of xx/XX/2021, the borrower is current with the loan. The next due date for payment is xx/XX/2021. The current UPB reflected is in the amount of $xx. The current condition & occupancy of subject property is unable to be determined. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: xx (Days)   Variance %:    Comment: Last payment received date is xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Original CLTV ratio percent is xx.xxx%   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Original standard LTV is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: -x.xxx% Variance %: -x.xxxxx% Comment: Post close DTI per xxxx is xx.xxx% Tape Source: Initial Tape Type:	4: Unacceptable	* Value used by lender not supported (Lvl 4) "Tape shows defect that subject was purchased within last 90 days of prior transfer. Prior sale closed 6/XX/21 for $277K. Subject contract date 7/XX/21 for $368K. No noticeable improvements noted in appraisal. Elevated for client review."	* Missing or error on the Rate Lock Document (Lvl 3) "An executed copy of Rate lock agreement is missing from the loan file."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan has failed Initial Closing Disclosure Delivery Date Test.

Initial Closing Disclosure was issued on 8/XX/2021. The disclosure is unsigned. DT for the same is missing. 3 days mail rule is applied and delivery date was entered as 8/XX/2021. Final Closing Disclosure is issued and signed on 8/XX/2021."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 50.972% as the borrower’s income is $5,041.95 and total expenses are in the amount of $2,570.00 and the loan was underwritten by AUS/DU (Locator# xx) and its recommendation is “Approve/Eligible” with 50.99%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
59581355	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$516.49	11/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$276.97	3.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	780	Not Applicable	47.126%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2021 with the lender MERS as nominee for xx

There is no chain of assignment as the subject mortgage is with the original lender.

No active judgments or liens have been found against the borrower/subject property.

County annual installment taxes of 2021 have been paid in the amount of $495.83 on xx/XX/2021. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment was received on xx/XX/2021 which was applied to xx/XX/2021. The next due date for payment is xx/XX/2022.The current P&I is in the amount of $276.97 and PITI is in the amount of $384.44. The current UPB reflected is in the amount of $xx.	xx:As per the review of collection comments, the current status of the loan is performing. According to the payment history as of xx/XX/2021, the borrower is current with the loan. The next due date for payment is xx/XX/2022.The UPB reflected is in the amount of $xx. No comments have been found regarding the borrower’s income being impacted due to the covid-19 pandemic. No comments have been found regarding the subject property condition. xx:xx:xx	Not Applicable	Field: Age of Loan Loan Value: x Tape Value: x |---| -x |----| -xx.xxxxx% Comment: Age of loan is x. Tape Source: Initial Tape Type:
Field: MI Company   Loan Value:xx  Tape Value: Other   Variance:    Variance %:    Comment: MI company name isxx.   Tape Source: Initial   Tape Type:
																																																																																				Field: Post-Close DTI per xxxx Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: x.xxx% Variance %: x.xxxxx% Comment: Post-close DTI per xxxx is xx.xxx% Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 47.126% as the borrower's income is $2,776.71 and total expenses are in the amount of $1,308.57 per AUS/DU (Locatorxx) and its recommendation is “Accept/Eligible with 47%.”."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
53918379	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$787.22	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$671.48	4.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	703	Not Applicable	43.710%	First	Final policy	Not Applicable	$13,341.15	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2019 and was recorded on xx/XX/2019, in the amount of $xx with MERS as nominee for xx, Ltd.

The chain of assignment has been completed.

There is one junior mortgage active in the favor of xx, a xx and recorded on xx/XX/2019.

No active judgments or liens have been found.

1st and 2nd county taxes of 2021 have been paid in the amount of $787.22.

No prior year delinquent taxes have been found.	According to payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2021 in the amount of $768.39 which was applied for due date xx/XX/2021. The current P&I is in the amount of $671.48 and current PITI is in the amount of $768.39 with an interest rate of 4.500%. The current UPB reflected as per the payment history is in the amount of $xx.	xx:According to servicing comments, the current status of the loan is performing.

According to payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2021 in the amount of $768.39 which was applied for due date xx/XX/2021. The current P&I is in the amount of $671.48 and current PITI is in the amount of $768.39 with an interest rate of 4.500%. The current UPB reflected as per the payment history is in the amount of $xx.

The latest property inspection report is not available in the loan file to determine current property condition.

No comment pertaining to the damage on the subject property has been observed.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found. xx:xx:xx	Not Applicable	Field: Borrower #x Middle Name Loan Value: Not Applicable Tape Value: Cordova |---| |----| Comment: Borrower middle name is N/A. Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: Cordova - Potter   Tape Value: Potter   Variance:    Variance %:    Comment: Borrower last name is cordova-Potter   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xx (Days)   Variance %:    Comment: First payment date is x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent Loan Value: xxx.xxx% Tape Value: xxx.xxx% Variance: -x.xxx% Variance %: -x.xxxxx% Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.09% as the Borrower income was $3,294.67 and total expenses are in the amount of $1,440.11 and the loan was underwritten by AUS/LP (Locatorxx) and its recommendation is “Caution/Eligible” with 44%."	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "This loan has failed Charges That Cannot Increase Test, because Initial LE dated 3/XX/2019 shows Points - Loan Discount Fee at $1,325.00, however Final CD dated 7/XX/2019 shows Points - Loan Discount Fee at $1,490.91. This is a fee increase of $165.91 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."
* Loan does not conform to program guidelines (Lvl 3) "Seller tape reflects the following issues. "Indemnification signed for LPA findings refer with caution - loan now in default so re-purchase required under terms of Indemnification.”"	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan has failed Reimbursement Amount Validation Test and Consummation or Reimbursement Date Validation Test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan has failed TILA Post-Consummation Revised Closing Disclosure Finance Charge Test and TILA Post-Consummation Revised Closing Disclosure APR Test.

The disclosed finance charge is $xx and allowed is $xx however it is undercharge by $8,900.61.

This loan has failed Non-Numeric Clerical Error and Post-Consummation Revised Closing Disclosure Delivery Date Test

Final CD was disclosed on 4/XX/2019 and PCCD was disclosed after 60 days on 7/XX/2019.

Subject loan is a purchase, originated on 4/XX/2019 and the SOL is 1 year."
																																																																																								* LTV or CLTV exceeds 104% (Lvl 2) "As per uniform appraisal report the appraisal value is $xx and the loan amount is $xx therefore LTV / LTV shows 104.564% which exceeds 104%."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
47743727	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$142.20	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$545.94	4.000%	360	xx	xx	VA	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	699	Not Applicable	31.053%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2021 shows that the subject mortgage was originated in the amount of $xx on xx/XX/2019 with the lender MERS as nominee for xx, LTD which was recorded on xx/XX/2019.
The chain of the assignment has been completed. The latest assignment is with xx, LTD.
No active judgments or liens have been found.
Taxes of 2021 have been paid in the amount of $142.20.	According to the payment history as of xx/XX/2021, the borrower is current with the loan and the last payment was received on xx/XX/2021 which was applied for xx/XX/2021 and the next due date for the payment is xx/XX/2022. The P&I is in the amount of $545.94 and PITI is in the amount of $742.08. The UPB reflected is in the amount of $xx.	xx:As per the review of the servicing comments, currently, the loan is in performing and the borrower is current with the loan and the last payment was received on xx/XX/2021 which was applied for xx/XX/2021 and the next due date for the payment is xx/XX/2022. The P&I is in the amount of $545.94 and PITI is in the amount of $742.08. The UPB reflected is in the amount of $xx.
The reason for default is unable to be determined.
No comments have been found regarding foreclosure in the latest servicing comments.
No comments have been found regarding bankruptcy in the latest servicing comments.
The subject property has been occupied by the owner. Recent servicing comments do not reflect any damage pertaining to the subject property. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Not applicable. Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xxx.xxx%   Tape Value: xxx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Original CLTV ratio percent is xxx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: -xxx (Days)   Variance %:    Comment: Original Note doc date is xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx.xxx%   Tape Value: xxx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Original Standard LTV is xxx.xxx%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxx xxxxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxx xxxxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Post close DTI per xxxx is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-x Line xxx) Loan Value: $xxxxxx.xx Tape Value: $xxxxxx.xx Variance: $xxx.xx Variance %: x.xxxxx% Comment: Sales price is $xx. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "As per seller provided tape data, "Unacceptable property. Barn/Workshop style home. Veteran has zero eligibility."."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock document is missing from the loan file."
* Missing Required Disclosures (Lvl 3) "Home loan toolkit disclosure is missing from the loan file."	* ComplianceEase TILA Test Failed (Lvl 2) "This loan has failed TILA Finance Charge Test.

																																																																																								The disclosed finance charge is $xx and allowed is $xx however it is undercharge by $1,152.78. Subject loan is a purchase, originated on 10/XX/2019 and the SOL is 1 year."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
40420995	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,566.46	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,092.80	3.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	723	Not Applicable	43.187%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the pro-title dated xx/XX/2021 reflects that the subject mortgage was originated on xx/XX/2021 with the lender MERS as nominee for xx, LTD in the amount of $xx, which was recorded on xx/XX/2021.
No assignment has been found. The current assignment is with the lender MERS as nominee for xx, LTD.
No active liens and judgments have been found.
Annual combined taxes for the year 2020 have been paid in the amount of $7,566.46.
No prior years delinquent taxes have been found.	According to a review of the payment history as of xx/XX/2021, the borrower is performing with the loan and the next due date for the regular payment is xx/XX/2022. The last payment was received on xx/XX/2021 total in the amount of PITI $1,913.36 which includes P&I $1,092.80 with the rate of interest of 3.250%, which was applied for the due date of xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.	xx:According to the review of the servicing comments, the borrower is performing with the loan.
According to a review of the payment history as of xx/XX/2021, the borrower is performing with the loan and the next due date for the regular payment is xx/XX/2022.  The last payment was received on xx/XX/2021 total in the amount of PITI $1,913.36 which includes P&I $1,092.80 with the rate of interest of 3.250%, which was applied for the due date of xx/XX/2021.  The UPB reflected in the latest payment history is in the amount of $xx.
No modification, forbearance details are available in recent collections comments.
No foreclosure activity has been found.
No pertaining bankruptcy-related details have been found.
No evidence related to occupancy and the current condition of the subject property has been found in the latest 4 months of servicing comments. No comment pertaining to the damage on the subject property has been observed.
As per the final application, the borrower is a xx for 75 months. xx:xx:xx	Not Applicable	Field: Borrower Last Name Loan Value: xx Tape Value: xx |---| |----| Comment: The borrower last name is xx Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxx   Tape Value: xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xxxx Tape Value: xxx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "This loan has failed Charges That Cannot Increase Test, because Initial LE dated 6/XX/2021 shows Transfer Taxes at $0.00, however Final CD dated 7/XX/2021 shows Transfer Taxes at $474.50. This is a fee increase of $474.50 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 43.187%. Seller defect shows unable to verify amended tax returns used to qualify were actually filed. Unable to rely on documents in file and unable to calculate ATR."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "This loan has failed Reimbursement Amount Validation Test and Consummation or Reimbursement Date Validation Test."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.18% as the Borrower income was $4,622.63 and total expenses are in the amount of $1,996.36 and the loan was underwritten by AUS/LP (Locatorxx) and its recommendation is “Approve/Eligible” with 43%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
72797806	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,073.30	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,096.17	3.000%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	735	718	41.225%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2021 shows that the subject mortgage was originated in the amount of $xx on xx/XX/2020 with the lender MERS as nominee for U.S. xx which was recorded on xx/XX/2020.
The chain of the assignment has not been completed. The latest assignment is with  U.S. xx
No active judgments or liens have been found.
Taxes of 2021 have been paid in the amount of $6,073.3.	According to the payment history as of xx/XX/2021, the borrower is current with the loan and the last payment was received on xx/XX/2021 which was applied for xx/XX/2021 and the next due date for the payment is xx/XX/2022. The P&I is in the amount of $1,096.17 and PITI is in the amount of $1,930.13. The UPB reflected is in the amount of $xx.	xx:As per the review of the servicing comments, the loan is in performing and the borrower is current with the loan and the last payment was received on xx/XX/2021 which was applied for xx/XX/2021 and the next due date for the payment is xx/XX/2022. The P&I is in the amount of $1,096.17 and PITI is in the amount of $1,930.13. The UPB reflected is in the amount of $xx.
No comments have been found regarding foreclosure in the latest servicing comments.
No comments have been found regarding bankruptcy in the latest servicing comments.
The subject property has been occupied by the owner.  Recent servicing comments do not reflect any damage pertaining to the subject property.
The borrower xx has been working at xx as a xx for 2 years. xx:xx:xx	Not Applicable	Field: Original Appraised Value Loan Value: $xxxxxx.xx Tape Value: $xxxxxx.xx |---| $xxxx.xx |----| x.xxxxx% Comment: Appraisal report reflects appraisal value as $xx. Tape Source: Initial Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: The borrower's monthly income is $x,xxx.xx after subject loan the proposed amount $x,xxx.xx and total non-housing payments is $xxx.xx. Hence, the calculated DTI ratio is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Post-Close Housing Ratio per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: The borrower's monthly income is $x,xxx.xx after subject loan the proposed amount $x,xxx.xx. Hence, the calculated DTI ratio is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Lower rate or term Tape Value: Change in Rate/Term Variance: Variance %: Comment: Final application reflects purpose of refinance as Cash-out other. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase TILA Test Failed (Lvl 2) "1. This loan failed the TILA finance charge test. The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate because it is understated by more than $100.

																																																																																								2. This loan failed the TILA foreclosure rescission finance charge test. The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate for purposes of rescission because it is understated by more than $35. Subject loan is a refinance, originated on 10/XX/2020 and the SOL is 3 years."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
75251323	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,859.48	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$826.89	3.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	696	730	43.416%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2020 and was recorded on xx/XX/2020, in the amount of xx

The chain of assignment has not been completed. Currently, the assignment is with MERS as nominee for U.S. xx The last assignment should be with Reliant.

No active judgments or liens have been found against the borrower.
1st and 2nd installments county taxes of 2020 have been paid on xx/XX/2021 & xx/XX/2021 in the amount of $3,859.48.	According to the payment history as of xx/XX/2022, the current status of the loan is performing. The last payment was received on xx/XX/2021 which was applied for the due date of xx/XX/2021 and the next due date for payment is xx/XX/2022. The P&I is in the amount of $826.89 and PITI is in the amount of $1,333.12 The UPB reflected as per the payment history is in the amount of $xx.	xx:The current status of the loan is performing.
According to the payment history as of xx/XX/2022, the last payment was received on xx/XX/2021 which was applied for the due date of xx/XX/2021 and the next due date for payment is xx/XX/2022. The P&I is in the amount of $826.89 and PITI is in the amount of $1,333.12 The UPB reflected as per the payment history is in the amount of $xx.
The reason for default is unable to be determined from the latest servicing comments.
No comment has been found stating that borrower’s income is impacted due to Covid-19.
No evidence has been found regarding damage or repairs in the latest servicing comments.

The borrower xx has been working at xx as a xx for 1 year. xx-borrower xx has been working at xx G&A xx as a xx for 1.08 months. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Borrower Last Name Loan Value: xx Tape Value: xx |---| |----| Comment: The Note dated xx/XX/xxxx and signed at closing, reflects the borrower's Last Name as xx. Tape Source: Initial Tape Type:
																																																																																				Field: Post-Close Housing Ratio per xxxx Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: -xx.xxx% Variance %: -xx.xxxxx% Comment: Total subject property PITIA (P&I $ xxx.xx + Real Estate Taxes $ xxx.xx + Hazard Insurance $xx.xx + Flood Insurance $x.xx + MI $xx.xx + HOA Dues $x.xx) equals $x,xxx.xx. Total verified monthly income equals $x,xxx.xx. Housing Ratio equals xx.xxx%. Tape Source: Initial Tape Type:	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "Missing a rate lock agreement signed by borrower(s) or memorialized comment by the Loan Officer."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.416% as the borrower's income was $8,493.00 and total expenses are in the amount of $3,687.28 per AUS/DU (Locatorxx) and its recommendation is “Approve/Eligible with 43.42%”."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
23538365	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,663.12	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$748.43	2.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	779	Not Applicable	39.952%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Updated title dated xx/XX/2021 shows that subject mortgage was originated on xx/XX/2020 in the amount of $xx which was recorded on xx/XX/2020 by lender, US xx No assignment of mortgage has been found. The last assignment should be with Reliant.
No active judgments or liens have been found.

Property taxes of 2021 are due in installments. The next installment is due on xx/XX/2022 in the amount of $1663.12.	Payment history as of xx/XX/2021 shows that loan is performing and next payment due date is xx/XX/2022. The last payment was applied on xx/XX/2021 in the amount of $1132.52 for the due date xx/XX/2021. The current UPB is $xx and interest rate is 2.75%.	xx:Current status of the loan is performing. Payment history as of xx/XX/2021 shows that loan is performing and next payment due date is xx/XX/2022. The last payment was applied on xx/XX/2021 in the amount of $1132.52 for the due date xx/XX/2021. The current UPB is $xx and interest rate is 2.75%.
No evidence of Covid impact has been found in the loan file. No FC action has been noted. No damages or repairs were noted in the collection comments. No post-closing bankruptcy records have been found.
The borrower xx has been working at xx as an xx for 5 year. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Post-Close DTI per xxxx Loan Value: xx.xxx% Tape Value: xx.xxx% |---| x.xxx% |----| x.xxxxx% Comment: Tape Source: Initial Tape Type:
Field: Post-Close Housing Ratio per xxxx Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: x.xxx% Variance %: x.xxxxx% Comment: Tape Source: Initial Tape Type:	3: Curable	* DU/GUS/AUS has issues or conditions (Lvl 3) "Final DU incomplete. Final DU reflects monthly insurance premium at $85.55; however, the MI certificate reflects monthly insurance premium at $61.11."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Missing a rate lock agreement signed by borrower(s) or memorialized comment by the Loan Officer."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
58467809	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,248.54	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,547.59	3.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Investor	Yes	Yes	No	775	792	37.829%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2021 and recorded on xx/XX/2021, in the amount of $xx with xx

The chain of assignment has been completed.

No active judgments or liens have been found.

1st combined taxes of 2021-2022 have been paid in the amount of $1,624.27 on xx/XX/2021.

2nd combined taxes of 2021-2022 have been due in the amount of $1,624.27.

No prior year delinquent taxes have been found.	According to payment history as of xx/XX/2021, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2021 in the amount of $1,547.59 which was applied for due date xx/XX/2021. The current P&I is in the amount of $1,547.59 with an interest rate of 3.250%. The current UPB reflected as per the payment history is in the amount of $xx.	xx:According to servicing comments, the current status of the loan is performing.

According to payment history as of xx/XX/2021, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2021 in the amount of $1,547.59 which was applied for due date xx/XX/2021. The current P&I is in the amount of $1,547.59 with an interest rate of 3.250%. The current UPB reflected as per the payment history is in the amount of $xx.

The latest property inspection report is not available in the loan file to determine current property condition.

No comment pertaining to the damage on the subject property has been observed.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Borrower #x Middle Name Loan Value: Not Applicable Tape Value: J |---| |----| Comment: Borrower middle name N/A Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: xx (Days)   Variance %:    Comment: Last payment received date.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx CLTV = xx.xxx%   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -x (Days)   Variance %:    Comment: As per Tape data, Note Date is xx/XX/xxxx. However Note documents reflect as xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx LTV = xx.xxx%   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: As per Tape data, Post Close DTI is xx.xxx%. However Final Application documents reflect as xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Post-Close Housing Ratio per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: As per Tape data, Post Close Housing Ratio is xx.xxx%. However Final Application documents reflect as xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xxx Tape Value: xxx Variance: Variance %: Comment: As per tape data, property address street is xxx However note document reflects xxx . Tape Source: Initial Tape Type:	3: Curable	* DSCR is less than 1.00 (Lvl 3) "The net operating income is $xx and annual payments (Debt Service) is $xx and there debt service cover ratio (DSCR) is 0.87% which is less than 1."
* Loan does not conform to program guidelines (Lvl 3)     "Subject approved as NOO. Tape shows, loan had 30 days late making it ineligible for agency delivery."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Missing a rate lock agreement signed by borrower(s) or memorialized comment by the Loan Officer."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
83516983	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$876.60	2.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	Other	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	782	Not Applicable	37.051%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2021 with the lender MERS as nominee for Finance of xx LLC in the amount of $xx which was recorded on xx/XX/2021 with instrument#xx.

There is no chain of assignment as the subject mortgage is with the original lender.

No active judgments or liens have been found against the borrower/subject property.

The current tax information is not available in the updated title report.	According to the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment was received on xx/XX/2021 which was applied to xx/XX/2021. The next due date for payment is xx/XX/2022. The borrower pays the P&I in the amount of $876.60 and PITI in the amount of $1,501.42. The current UPB reflected is in the amount of $xx.	xx:As per the review of collection comments, the current status of the loan is performing. According to the payment history as of xx/XX/2021, the borrower is current with the loan. The next due date for payment is xx/XX/2022. The current UPB reflected is in the amount of $xx. No comments have been found regarding the subject property condition. As per the final loan application, the borrower is working at xx as a xx for 4.6 years. xx:xx:xx	Not Applicable	Missing Dicsloures Missing or error on the Rate Lock	Field: Borrower #x Middle Name Loan Value: Not Applicable Tape Value: Sime |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xx  Tape Value: xx   Variance:    Variance %:    Comment: Borrower's last name is xx Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: The Final Application reflects the Post-Close DTI per xxxx as xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Post-Close Housing Ratio per xxxx Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: -x.xxx% Variance %: -x.xxxxx% Comment: Final Application reflects Post-Close Housing Ratio per xxxx as xx.xxx%. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan failed the Pennsylvania license validation test due to the Pennsylvania HB 2179 requires non-exempt mortgage lenders engaged in the business of making mortgage loans to be licensed, effective November 5th, 2008."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement is missing from loan documents."
* Missing Required Disclosures (Lvl 3) "Your home loan toolkit is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 37.051%. Tape shows borrower was not employed at closing. Unable to rely on documents in file and unable to calculate ATR."
																																																																																								* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the post-consummation cure reimbursement and revised closing disclosure delivery date test due to the post-consummation revised closing disclosure delivery date 4/XX/2021 is more than 60 calendar days after the consummation date 2/XX/2021. Subject loan is a purchase, originated on 2/XX/2021 and the SOL is 1 year."		Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
44644357	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,896.42	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$958.27	3.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Secondary	Yes	Yes	No	754	745	52.775%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 which was recorded on xx/XX/2021 in the amount of $xx with xx
The chain of assignment has been completed. Currently, the mortgage is with xx
No active liens and judgments have been found against the borrower.
No delinquent taxes have been found.	According to the payment history as of xx/XX/2022, the borrower is current with the loan. The last payment was received on xx/XX/2021 which was applied to xx/XX/2022. The next due date for payment is xx/XX/2022. The P&I is in the amount of $958.27 and PITI is in the amount of $1,618.92. The UPB reflected as per the payment history is in the amount of $xx.	xx:The loan is currently is performing. According to the payment history as of xx/XX/2022, the borrower is current with the loan. The last payment was received on xx/XX/2021 which was applied to xx/XX/2022. The next due date for payment is xx/XX/2022. The P&I is in the amount of $958.27 and PITI is in the amount of $1,618.92. The UPB reflected as per the payment history is in the amount of $xx.
The reason for default is unavailable.
Unable to determine the current occupancy and condition of the subject property.
As per the 1003 document the borrower is working as a xx at “xx” for 4.8 years. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: x Tape Value: x |---| -x |----| -xx.xxxxx% Comment: NA Tape Source: Initial Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -xx.xxx%   Variance %: -xx.xxxxx%   Comment: Post-close DTI as per xxxx is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xxxxx Tape Value: xxxxx Variance: Variance %: Comment: Updated as per Note document. Tape Source: Initial Tape Type:	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approve at 46%. Seller tape shows undisclosed lease debt not included in DTI may push DTI over 63.25%. Unable to rely on docs in file and unable to calc ATR"
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 46.707%, the borrower's income was $4,643.70 and total expenses are in the amount of $2,168.92 and the loan was underwritten by LP (Locatorxx) and its recommendation is “Accept” with a DTI of 46.00%."		Minimal	Not Covered	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
16989106	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	01/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,097.69	3.250%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	No	Not Applicable	Unavailable	752	738	72.929%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 which was recorded on xx/XX/2021 in the amount of $xx with xx
The chain of assignment has been completed. Currently, the mortgage is with xx
Active liens and judgments against the borrower:
There are two civil judgments against the borrower recorded prior to the subject mortgage. The first judgment was recorded on xx/XX/2013 in the amount of $120.00 and the second judgment was recorded on xx/XX/2013 in the amount of $120.00 in favor of xx of the State of xx.
No delinquent taxes have been found.	According to the payment history as of xx/XX/2022, the borrower is current with the loan. The last payment was received on xx/XX/2022 which was applied to xx/XX/2022. The next due date for payment is xx/XX/2022. The P&I is in the amount of $2,097.69 and PITI is in the amount of $3,556.38. The UPB reflected as per the payment history is in the amount of $xx.	xx:The loan is currently is performing. According to the payment history as of xx/XX/2022, the borrower is current with the loan. The last payment was received on xx/XX/2022 which was applied to xx/XX/2022. The next due date for payment is xx/XX/2022. The P&I is in the amount of $2,097.69 and PITI is in the amount of $3,556.38. The UPB reflected as per the payment history is in the amount of $xx.
The reason for default is unavailable.
Unable to determine the current occupancy and condition of the subject property.
As per the 1003 document the borrower is working as a xx at “xx Industries” for 1 month. xx:xx:xx	Not Applicable	Flood Certificate Missing Initial Closing Disclosure Missing or error on the Rate Lock	Field: Age of Loan Loan Value: x Tape Value: x |---| -x |----| -xx.xxxxx% Comment: Age of loan is x. Tape Source: Initial Tape Type:
Field: Borrower #x Middle Name   Loan Value: Not Applicable   Tape Value: Y   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Borrower First Name   Loan Value: xx   Tape Value: Veronica   Variance:    Variance %:    Comment: The Note dated x/XX/xxxx and signed at closing, reflects the borrower's first name as Craig.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -x (Days)   Variance %:    Comment: Note reflects original Note doc date as x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: The borrower's monthly income is $xx after subject loan the proposed amount $x,xxx.xx and total non-housing payments is $x,xxx.xx. Hence, the calculated DTI ratio is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-x Loan Value: Refinance Tape Value: Cash Out Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 72.929% as the borrower's income is $xx and total expenses are in the amount of $8,479.38 per AUS/DU (Locatorxx) and its recommendation is Approve/Ineligible with 72.93%."	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "ComplianceEase TRID tolerance test is incomplete due to Initial closing disclosure is missing from the loan document."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership counseling disclosure is missing from the loan document."
* Intent to Proceed Missing  (Lvl 3)     "Intent to proceed is missing from the loan file."
* Missing flood cert (Lvl 3)     "Flood certificate is missing from the loan file."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial closing disclosure is missing from the loan file."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement is missing from the loan file."
																																																																																							* Missing Required Disclosures (Lvl 3) "List of service providers is missing from the loan file."			Minimal	Pass	Pass	No Result	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
1471889	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,318.50	01/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$908.45	2.990%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	822	Not Applicable	42.356%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 with the lender MERS as nominee for xx in the amount of $xx which was recorded on xx/XX/2021 with instrument#xx.

There is no chain of assignment as the subject mortgage is with the original lender.

There is a mortgage that originated on xx/XX/2020 with lender BMO xx, N.A. in the amount of $xx which was recorded on xx/XX/2020. This mortgage is subordinated with the subject mortgage.

County 2nd installment taxes of 2020 have been paid in the amount of $4,175.67 on xx/XX/2021. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/XX/2022, the borrower is current with the loan. The last payment was received on xx/XX/2022 which was applied to xx/XX/2022. The next due date for payment is xx/XX/2022. The borrower pays the P&I in the amount of $908.45 and PITI in the amount of $1,629.23. The current UPB reflected is in the amount of $xx.	xx:As per the review of collection comments, the current status of the loan is performing. According to the payment history as of xx/XX/2021, the borrower is current with the loan. The next due date for payment is xx/XX/2022. The current UPB reflected is in the amount of $xx. No comments have been found regarding the borrower’s income being impacted due to the covid-19 pandemic. No comments have been found regarding the subject property condition. The borrower's employment details are not found. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock Note Origination Appraisal	Field: Age of Loan Loan Value: x Tape Value: x |---| -x |----| -xx.xxxxx% Comment: Age of loan is x months. Tape Source: Initial Tape Type:
Field: Original Note Doc Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -x (Days)   Variance %:    Comment: Original note date is x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -xx.xxx%   Variance %: -xx.xxxxx%   Comment: DTI is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Limited Cash Out (GSE definition) Tape Value: No Cash-Out Variance: Variance %: Comment: Purpose of refinance is limited cash out. Tape Source: Initial Tape Type:	3: Curable	* Missing Appraisal (Lvl 3) "Appraisal report is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Note is missing or unexecuted (Lvl 3) "The original note is located at “xx”. However, the second page of the note is missing from the loan files."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approve at 42.35%. Tape shows undisclosed auto loans may push DTI to over 63%. Unable to rely on docs in file and unable to calc ATR"
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 42.356%, the Borrower income was $4,000.00 and total expenses are in the amount of $1,694.23 and the loan is underwritten using DU (Locatorxx) and its recommendation is “Approve/Eligible” with a DTI of 42.69%."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
99919814	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$158.83	11/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$853.16	3.500%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	730	641	36.621%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Updated title dated xx/XX/2022 shows that subject mortgage was originated on xx/XX/2021 in the amount of $xx which was recorded on xx/XX/2021 by the lender, GSF xx.
No assignment of mortgage has been found.
No active judgments or liens have been found. Property taxes of 2021 are due on xx/XX/2022 in the amount of $158.83.	Payment history as of xx/XX/2021 shows that borrower is making payments regularly and loan is current. The next due date is xx/XX/2022. The last payment was made on xx/XX/2021 in the amount of $1205.44. The current UPB is $xx and interest rate is 3.5%.	xx:
Payment history as of xx/XX/2021 shows that borrower is making payments regularly and loan is current. The next due date is xx/XX/2022. The last payment was made on xx/XX/2021 in the amount of $1205.44. The current UPB is $xx and interest rate is 3.5%. No post-closing bankruptcy records were found. xx:xx:xx	Not Applicable	Missing Final Closing Disclosure	Field: Original CLTV Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| x.xxx% |----| x.xxxxx% Comment: Tape Source: Initial Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: As per tape data, Collateral Value used for Underwriting: $xx.Loan Amount: $xx LTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xxxxx Tape Value: xxxxx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Missing valid COC for a fee increase on CD dated 08/XX/2021. LE dated 05/XX/2021 reflects Points - Loan Discount Fee of $1,900.00; however, CD dated 08/XX/2021 reflects Points - Loan Discount Fee at $2,849.91. This is a fee increase of $949.91 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."
* Final Application Incomplete (Lvl 3)     "Final loan application is not hand singed by the borrower."
* Missing Final Closing Disclosure (Lvl 3) "Final closing Disclosure is incomplete due to not hand signed by the borrower."	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule as the loan is failed for QM safe Harbor threshold test as APR (4.760%) is exceeded APOR (4.450%) by 0.310%. The APR threshold is 4.450% and the subject loan is escrowed one.

Qualified Mortgage Safe Harbor Threshold: FAIL     Charged: 4.760%    Allowed: 4.450%    Over by: +0.310%"
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL      Charged: 4.767%      Allowed: 4.450%     Over by: +0.317%"
																																																																																								* Property is Manufactured Housing (Lvl 2) "Home is affixed. As per appraisal report located at “xx” the subject property is a manufactured home. The legal description attached with the subject mortgage does not show VIN/Serial Number. The affidavit of affixation is available with UT located at “xx which states that the manufactured home with Serial#xx has affixed to the permanent foundation."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
42314578	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,444.96	01/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$813.19	2.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Secondary	Yes	Yes	Yes	804	Not Applicable	27.456%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2022 shows that the subject mortgage was originated in the amount of $xx on xx/XX/2020 with the lender xx
The chain of the assignment has been completed. The latest assignment is with  xx.
No active judgments or liens have been found.
Taxes of 2021 have been paid in the amount of $3,307.16.	According to the payment history as of xx/XX/2022, the borrower is current with the loan and the last payment was received on xx/XX/2022 which was applied for xx/XX/2022 and the next due date for the payment is xx/XX/2022. The P&I is in the amount of $813.19 and PITI is in the amount of $813.19. The UPB reflected is in the amount of $xx.	xx:As per the review of the servicing comments, the loan is in performing and the borrower is current with the loan and the last payment was received on xx/XX/2022 which was applied for xx/XX/2022 and the next due date for the payment is xx/XX/2022. The P&I is in the amount of $813.19 and PITI is in the amount of $813.19. The UPB reflected is in the amount of $xx.
The reason for default is unable to be determined.
As per the final application, the borrower is working at NorthStar xx as Producer from 20 years.
No comments have been found regarding foreclosure in the latest servicing comments.
No comments have been found regarding bankruptcy in the latest servicing comments.
The subject property has been occupied by the owner. Recent servicing comments do not reflect any damage pertaining to the subject property. xx:xx:xx	Not Applicable	Appraisal (Incomplete) Missing DU/GUS/AUS Missing or error on the Rate Lock	Field: Age of Loan Loan Value: xx Tape Value: xx |---| -x |----| -xx.xxxxx% Comment: Age of loan reflects xx. Tape Source: Initial Tape Type:
Field: Post-Close DTI per xxxx Loan Value: x.xxx% Tape Value: xx.xxx% Variance: -xx.xxx% Variance %: -xx.xxxxx% Comment: As per final xxxx borrower income is $xx and total expenses is $x,xxx.xx. DTI is xx.xxx%. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Transmittal summary reflects no appraisal. However, PIW disclosure signed by the borrower is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "As per Seller tape, recertification of value was not ordered timely so the investor has rejected the exception. Transmittal summary reflects no appraisal. However, PIW disclosure signed by the borrower is missing from the loan documents."
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "AUS report is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Not Covered	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
56547869	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,031.11	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$658.03	3.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	734	Not Applicable	17.782%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2020 with the lender MERS as nominee for Bank of England in the amount of $xx which was recorded on xx/XX/2020 with instrument#xx.

There is no chain of assignment as the subject mortgage is with the original lender.

No active judgments or liens have been found against the borrower/subject property.

County annual installment taxes of 2022 are due in the amount of $2,031.11 on xx/XX/2022. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/XX/2022, the borrower is current with the loan. The last payment was received on xx/XX/2021 which was applied to xx/XX/2021. The next due date for payment is xx/XX/2022. The borrower pays the P&I in the amount of $658.03 and PITI in the amount of $874.12. The current UPB reflected is in the amount of $xx.	xx:As per the review of collection comments, the current status of the loan is performing. According to the payment history as of xx/XX/2022, the borrower is current with the loan. The next due date for payment is xx/XX/2022. The current UPB reflected is in the amount of $xx. No comments have been found regarding the borrower’s income being impacted due to the covid-19 pandemic. No comments have been found regarding the subject property condition. As per the final loan application, the borrower is working at xx Restaurant as a xx for 2.7 years. xx:xx:xx	Not Applicable	Field: Age of Loan Loan Value: xx Tape Value: xx |---| -x |----| -xx.xxxxx% Comment: Age of loan is xx. Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "Subject approved as OO but per tape may be NOO due to occupancy misrepresentation. Further details not provided."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "This loan has failed PA License Validation Test.

The Pennsylvania HB 2179 requires non-exempt mortgage lenders engaged in the business of making mortgage loans to be licensed, effective November 5th, 2008.
The Pennsylvania Mortgage Lender License and Pennsylvania Exemption Letter (Mortgage Act) are not available for loans with a closing date before November 5th, 2008. Additionally, the Pennsylvania First Mortgage Banker License, Pennsylvania Secondary Mortgage Loan License, Pennsylvania Unlicensed (Subordinate Lien), and Pennsylvania Exemption Letter are not available for loans with a closing date on or after January 1st, 2009."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 03/XX/2020 does not reflect points - loan discount fee. However, final CD dated 08/XX/2020 reflects points - loan discount fee at +$90.72. This is an increase in fee of +$90.72 for charges that cannot increase. Valid COC for the increase in fee is missing."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 18%. Tape shows income misrepresentation. Further details not provided. Unable to rely on documents in file and unable to calculate ATR."
																																																																																								* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan has failed Reimbursement Amount Validation Test and Consummation or Reimbursement Date Validation Test."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
15715172	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$7,553.20	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,303.07	2.625%	360	xx	xx	Conventional	Fixed	Refinance	xx	Unavailable	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	740	Not Applicable	31.795%	First	Unavailable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 and recorded on xx/XX/2021, in the amount of $xx with MERS as nominee for xx.

The chain of assignment has been completed. Currently the assignment is with xx xx, solely as mortgagee, as nominee for xx.

There is ECB lien against the borrower in the amount of $4,111.45 held by xx Bureau recorded on xx/XX/2021.

Annual utilities taxes of 2021 have been paid in the amount of $1,461.79.

1st, 2nd and 3rd combined taxes of 2022 have been paid in the amount of $5,767.25.

4th combined taxes of 2022 have been due in the amount of $1,785.95.

No prior year delinquent taxes have been found.	According to payment history as of xx/XX/2021, the borrower is current with the loan and the next due date for payment is xx/XX/2022.The last payment was received on xx/XX/2021 in the amount of $4,238.42 which was applied for due date xx/XX/2021. The current P&I is in the amount of $3,303.07 and current PITI is in the amount of $4,238.42 with an interest rate of 2.625%. The current UPB reflected as per the payment history is in the amount of $xx.	xx:According to servicing comments, the current status of the loan is performing.

According to payment history as of xx/XX/2021, the borrower is current with the loan and the next due date for payment is xx/XX/2022.The last payment was received on xx/XX/2021 in the amount of $4,238.42 which was applied for due date xx/XX/2021. The current P&I is in the amount of $3,303.07 and current PITI is in the amount of $4,238.42 with an interest rate of 2.625%. The current UPB reflected as per the payment history is in the amount of $xx.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found.

As per final application, the borrower xx is self-employed. She is the owner of 170 xx LLC for 11 years. xx:xx:xx	Not Applicable	Field: Application Date (Baseline script version) Loan Value: x/XX/xxxx Tape Value: xx/XX/xxxx |---| xxx (Days) |----| Comment: Final application reflects application date as x/XX/xxxx. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: The borrower's monthly income is $xx after subject loan the proposed amount $x,xxx.xx and total non-housing payments is $xxx.xx. Hence, the calculated DTI ratio is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: xxxxxxxx Tape Value: xxxxxxxx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* DSCR is less than 1.00 (Lvl 3) "DSCR ratio is less than 1 due values required to be filled from operating income statement is missing from the loan documents."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Subject loan is NOO. Loan was approved at 16.786%. Seller tape shows missing rental income documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
68598830	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,749.40	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$971.60	3.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	Yes	675	715	44.284%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2022 shows that the subject mortgage was originated in the amount of $xx on xx/XX/2021 with the lender MERS as nominee for xx which was recorded on xx/XX/2021.
The chain of the assignment has been completed. The current assignment is with original lender xx.
No active judgments or liens have been found.
1st installment tax of 2021 have been paid in the amount of $1,374.69.
2nd installment tax of 2021 are due in the amount of $1,374.71 on xx/XX/2022.	According to the payment history as of xx/XX/2021, the borrower is current with the loan and the last payment was received on xx/XX/2021 which was applied for xx/XX/2021 and the next due date for the payment is xx/XX/2022. The P&I is in the amount of $971.60 and PITI is in the amount of $1,384.05. The UPB reflected is in the amount of $xx.	xx:As per the review of the servicing comments, the loan is in performing and the borrower is current with the loan and the last payment was received on xx/XX/2021 which was applied for xx/XX/2021 and the next due date for the payment is xx/XX/2022. The P&I is in the amount of $971.60 and PITI is in the amount of $1,384.05. The UPB reflected is in the amount of $xx.
No comments have been found regarding foreclosure in the latest servicing comments.
No comments have been found regarding bankruptcy in the latest servicing comments.
The subject property has been occupied by the owner.  Recent servicing comments do not reflect any damage pertaining to the subject property.
As per 1003, the borrower is working at xx or 3 years. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Application Date (Baseline script version) Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx |---| xx (Days) |----| Comment: Application date reflects x/XX/xxxx. Tape Source: Initial Tape Type:
Field: Borrower #x Middle Name   Loan Value: A xx   Tape Value: xx   Variance:    Variance %:    Comment: The Note dated x/XX/xxxx and signed at closing, reflects the Borrower's middle Name as xx.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: xx (Days)   Variance %:    Comment: xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: MI Cancelled Date   Loan Value: Not Applicable   Tape Value: x/XX/xxxx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: xxxxxxxx Tape Value: xxxxxxxx Variance: Variance %: Comment: xxxxxxxx. Tape Source: Initial Tape Type:	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.284%. The borrower's income is $4,387.67 and total expenses are in the amount of $1,943.05. The loan is underwritten using LP (Locatorxx) and its recommendation is “Caution” with a DTI of 44.00%."	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed qualified mortgage lending policy points and fees test due to fees charged $7,769.11 exceeds fees threshold of $6,579.75. Over by +$1,189.36.
The below fees were included in the test:
Mortgage broker fee (Indirect): $5,023.13
Points - loan discount fee paid by borrower: $2,745.98"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan failed the GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged: $7,769.11. Fees threshold: $6,579.75. Over by +$1,189.36. The following fees were included in the test:
Mortgage broker fee (Indirect): $5,023.13
Points - loan discount fee paid by borrower: $2,745.98"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase test. Loan estimate dated 2/XX/2021 reflect points - loan discount fee as $1,619.00. However, CD dated 3/XX/2021 reflects points - loan discount fee at $2,745.98. This is a cumulative increase in fee of +$1,126.98 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape shows LP is caution. No further details are provided."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase TILA Test Failed (Lvl 2) "Finance charge disclosed on final CD as $xx. Calculated finance charge is $xx. This loan failed TILA finance charge test for an under disclosed amount of $-325.00. Reason for finance charge under disclosure is unknown as the fee itemization is missing. Subject loan is a purchase, originated on 3/XX/2021 and the SOL is 1 year."		Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
2893330	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,730.00	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,634.51	3.125%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	3 Family	xx	xx	Investor	Yes	Yes	No	797	776	41.707%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 and was recorded on xx/XX/2021, in the amount of $xx, with MERS as nominee for xx, with instrument#xx.

The chain of assignment has been completed; currently, the assignment is with MERS as nominee for xx.

 No active judgments or liens have been found against the borrower.

4th installment combined and utilities taxes of 2022 are due on xx/XX/2022 & xx/XX/2022 in the total amount of $1,354.89.	According to the payment history as of xx/XX/2021, the current status of the loan is performing. The last payment was received on xx/XX/2021 which was applied for the due date of xx/XX/2021 and the next due date for payment is xx/XX/2022. The P&I is in the amount of $2,634.51 and PITI is in the amount of $3,331.03. The UPB reflected as per the payment history is in the amount of $xx.	xx:The current status of the loan is performing.
According to the payment history as of xx/XX/2021, the last payment was received on xx/XX/2021 which was applied for the due date of xx/XX/2021 and the next due date for payment is xx/XX/2022. The P&I is in the amount of $2,634.51 and PITI is in the amount of $3,331.03. The UPB reflected as per the payment history is in the amount of $xx.
The reason for default is unable to be determined from the latest servicing comments.
No comment has been found stating that borrower’s income is impacted due to Covid-19.
No evidence has been found regarding damage or repairs in the latest servicing comments.
Borrower employment details are not available. xx:xx:xx	Not Applicable	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: N.A Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Loan Value: xxxxxxxx Tape Value: xxxxxxxx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable		* Loan program disclosure missing or unexecuted (Lvl 3) "Subject approved as NOO at 41.71%. Tape shows, rental income/loss is undocumented. Unable to rely on docs in file. Elevated for client review."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
83487613	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,544.36	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$917.92	2.990%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	738	Not Applicable	40.620%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 and recorded on xx/XX/2021, in the amount of $xx with MERS as nominee for xx.

The chain of assignment has been completed. Currently the assignment is with xx.

No active judgments or liens have been found.

Annual combined taxes of 2021 have been paid in the amount of $4,544.36 on xx/XX/2021.

No prior year delinquent taxes have been found.	According to payment history as of xx/XX/2021, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2021 in the amount of $1,406.04 which was applied for due date xx/XX/2021. The current P&I is in the amount of $917.92 and current PITI is in the amount of $1,406.04 with an interest rate of 2.990%. The current UPB reflected as per the payment history is in the amount of $xx.	xx:According to servicing comments, the current status of the loan is performing.

According to payment history as of xx/XX/2021, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2021 in the amount of $1,406.04 which was applied for due date xx/XX/2021. The current P&I is in the amount of $917.92 and current PITI is in the amount of $1,406.04 with an interest rate of 2.990%. The current UPB reflected as per the payment history is in the amount of $xx.

As per final application, the borrower xx  is working at xx as a xx for 8 years.

The latest property inspection report is not available in the loan file to determine current property condition.

No comment pertaining to the damage on the subject property has been observed.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Application Date (Baseline script version) Loan Value: x/XX/xxxx Tape Value: xx/XX/xxxx |---| xxx (Days) |----| Comment: Application date is xx/XX/xxx. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: xx (Days)   Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: xxxxxxxxxx Tape Value: xxxxxxxxxx Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan failed Qualified mortgage lending policy points and fees test due to fees charged $8,007.14 exceeds fees threshold of $6,437.51. Over by +$1,569.63.
Below fees were included in the test:

Mortgage Broker Fee (Indirect):$5,995.00
Points - Loan Discount Fee paid by Borrower:$2,012.14."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $8,007.14 exceeds fees threshold of $6,437.51. Over by +$1,569.63.
Below fees were included in the test:

Mortgage Broker Fee (Indirect):$5,995.00
Points - Loan Discount Fee paid by Borrower:$2,012.14."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape reflects the issue as LP recommendation as Refer/Caution. No further details are provided."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
52613439	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$31.88	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$471.59	2.250%	360	xx	xx	VA	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	692	Not Applicable	47.038%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 which was recorded on xx/XX/2021 in the amount of $xx with xx.
The chain of assignment has been completed. Currently, the mortgage is with xx.
No active liens and judgments against the borrower:
No delinquent taxes have been found.	According to the payment history as of xx/XX/2021, the borrower is current with the payments. The last payment was received on xx/XX/2021 which was applied to xx/XX/2021. The next due date for payment is xx/XX/2022. The P&I is in the amount of $471.59 and the PITI is in the amount of $602.84. The UPB reflected as per the payment history is in the amount of $xx.	xx:The loan is currently is performing. According to the payment history as of xx/XX/2021, the borrower is current with the payments. The last payment was received on xx/XX/2021 which was applied to xx/XX/2021. The next due date for payment is xx/XX/2022. The P&I is in the amount of $471.59 and the PITI is in the amount of $602.84. The UPB reflected as per the payment history is in the amount of $xx.
The reason for default is unavailable.
No latest servicing comment has been found to determine the current occupancy and condition of the subject property.
No evidence has been found regarding the borrower’s current employer details. xx:xx:xx	Not Applicable	Field: Application Date (Baseline script version) Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx |---| xx (Days) |----| Comment: Final xxxx application date is x/XX/xxxx. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: Yes   Variance:    Variance %:    Comment: MI is not required.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: xxxxxxx Tape Value: xxxxxxx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan failed compliance ease delivery and timing test for revised closing disclosure dated 4/XX/2021. Document tracker is missing and 3 business days were added to get receipt date 5/XX/2021 which is after the consummation date 4/XX/2021."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "This loan is un insurable due to VA Seasoning requirement of 210 days is not met."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 47.038%, the borrower's income is $7,164.00 and total expenses are in the amount of $3,369.82 and the loan was underwritten by DU (Locatorxx) and its recommendation is Approve/Eligible with a DTI of 47.038%."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
27754635	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$15,222.70	12/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,891.53	3.125%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Investor	Yes	Yes	No	782	Not Applicable	34.787%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2022 shows that the subject mortgage was originated in the amount of $xx on xx/XX/2021 with the lender MERS as nominee for xx which was recorded on xx/XX/2021.
The chain of the assignment has been completed. The current assignment is with original lender xx.
No active judgments or liens have been found.
Taxes of 2021/2022 have been paid in the amount of $xx.	According to the payment history as of xx/XX/2021, the borrower is current with the loan and the last payment was received on xx/XX/2021 which was applied for xx/XX/2021 and the next due date for the payment is xx/XX/2022. The P&I is in the amount of $2,891.53 and PITI is in the amount of $2,891.53. The UPB reflected is in the amount of $xx.	xx:As per the review of the servicing comments, currently, the loan is in performing and the borrower is current with the loan and the last payment was received on xx/XX/2021 which was applied for xx/XX/2021 and the next due date for the payment is xx/XX/2022. The P&I is in the amount of $2,891.53 and PITI is in the amount of $2,891.53. The UPB reflected is in the amount of $xx.
No comments have been found regarding foreclosure in the latest servicing comments.
No comments have been found regarding bankruptcy in the latest servicing comments.
The subject property has been occupied by the owner.  Recent servicing comments do not reflect any damage pertaining to the subject property.
As per 1003, the borrower is working at xx as a xx for 10 years. xx:xx:xx	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock Notice of Servicing Transfer	Field: Application Date (Baseline script version) Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx |---| xx (Days) |----| Comment: x/XX/xxxx. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: xxx (Days)   Variance %:    Comment: xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxx   Tape Value: xxxxxxxx   Variance:    Variance %:    Comment: xxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xxxx #xxxx Tape Value: xxxx Variance: Variance %: Comment: As per note. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Provided copy of appraisal report in the loan file is '"subject to" installation of CO detector in Unit 1 and 2. However, the copy of appraisal 1004D update/completion report is missing from the loan file. Provided final CD in the loan file is not showing any escrow holdback."
* Loan does not conform to program guidelines (Lvl 3)     "Provided seller’s tape is showing an alert that the appraisal completion report is missing from the loan file."
* Missing or error on the Rate Lock Document (Lvl 3)     "An executed copy of rate lock agreement is missing from the loan file."
																																																																																							* Notice of Servicing Transfer missing or unexecuted (Lvl 3) "A copy of notice of servicing transfer disclosure is missing from the loan file."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
36500005	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$886.42	11/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$679.72	2.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	782	794	13.541%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2022 shows that the subject mortgage was originated on xx/XX/2021 and was recorded on xx/XX/2021 in the amount of $xx, with MERS as nominee for xx recorded with the Instrument/ Book/Page# xx 8579 / 163.

The chain of assignment is not complete. The current assignment is with the lender xx ; however, it should be with xx.

No active liens and judgments have been found against borrower and property.

There are no prior year real estate delinquent taxes.	According to the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment was received on xx/XX/2021, the applied date was xx/XX/2021 and the next due date for payment is xx/XX/2022. The P&I is in the amount of $679.72 and PITI is in the amount of $993.88. The UPB reflected as per the payment history is in the amount of $xx.	xx:The current status of the loan is performing.
 According to the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment was received on xx/XX/2021, the applied date was xx/XX/2021 and the next due date for payment is xx/XX/2022. The P&I is in the amount of $679.72 and PITI is in the amount of $993.88. The UPB reflected as per the payment history is in the amount of $xx.
The subject property has been occupied by the owner. The borrower's intention is to keep the property.
No evidence has been found regarding bankruptcy and foreclosure.
 As per the review of collection comments, the subject property is in good condition. No evidence of damage or repairs has been found.
No evidence has been found regarding COVID-19. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Application Date (Baseline script version) Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx |---| xx (Days) |----| Comment: Final Application (xxxx) reflects date as x/XX/xxxx. Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: xx (Days)   Variance %:    Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: MI Cancelled Date   Loan Value: Not Applicable   Tape Value: x/XX/xxxx   Variance:    Variance %:    Comment: N. A.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxx   Tape Value: xxxx   Variance:    Variance %:    Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xxx Tape Value: xxx x Variance: Variance %: Comment: The Note signed on x/XX/xxxx reflects the property address as xxx N xxth Ave. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "1. This loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

2. This loan failed the closing or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date)."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "1. This loan failed the charges that cannot increase test. Missing valid COC for a total fee increased of $50.00 on final CD dated 07/XX/2021. There is a total fee increased of $50.00 for a non-shoppable fee which exceeded the 0% tolerance for non-shoppable fees.

2. This loan failed the charges that in total cannot increase more than 10% test. Missing valid COC for the total fees increased of $62.00 on the final CD dated 07/XX/2021.
Provided final CD reflects the cumulative fees in B section increased of $62.00 in creditor's providers fees which exceeded the 10% tolerance for creditor's providers fees and a valid COC is required."
* Loan does not conform to program guidelines (Lvl 3)     "Provided seller’s tape is showing an alert that the homebuyer's education was completed after the note date (7/XX/2021)."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan file."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
33950510	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,905.32	11/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,167.09	2.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	756	Not Applicable	44.456%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 and recorded on xx/XX/2021, in the amount of $xx with MERS as nominee for xx.

The chain of assignment has been completed. Currently the assignment is with xx.

No active judgments or liens have been found.

1st and 2nd town taxes of 2021 have been paid in the amount of $3,905.32.

No prior year delinquent taxes have been found.	According to payment history as of xx/XX/2021, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2021 in the amount of $1,736.51 which was applied for due date xx/XX/2021. The current P&I is in the amount of $1,167.09 and current PITI is in the amount of $1,736.51 with an interest rate of 2.875%. The current UPB reflected as per the payment history is in the amount of $xx.	xx:According to servicing comments, the current status of the loan is performing.

According to payment history as of xx/XX/2021, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2021 in the amount of $1,736.51 which was applied for due date xx/XX/2021. The current P&I is in the amount of $1,167.09 and current PITI is in the amount of $1,736.51 with an interest rate of 2.875%. The current UPB reflected as per the payment history is in the amount of $xx.

The latest property inspection report is not available in the loan file to determine current property condition.

No comment pertaining to the damage on the subject property has been observed.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found.

As per final application, the borrower xx is working at xx as a xx for 13 years and 6 months. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Application Date (Baseline script version) Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx |---| xx (Days) |----| Comment: Final application reflects application date as x/XX/xxxx. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Final application reflects borrower DTI ration percent as xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: xx (Days)   Variance %:    Comment: Last payment was received on xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: MI Cancelled Date   Loan Value: Not Applicable   Tape Value: x/XX/xxxx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: xxx Tape Value: xxx Variance: Variance %: Comment: PH string is xxx. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Provided seller’s tape is showing an alert that the homebuyer education was completed after the note date (08/XX/2021)."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "An executed copy of rate lock agreement is missing from the loan file."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.46% as the borrower’s income is $6,714.99 and total expenses are in the amount of $2,985.19 and the loan was underwritten by AUS/DU (Locatorxx) & its recommendation is “Approve/Eligible” and DTI is showing in it as 44.46%."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
18831111	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,392.10	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,156.61	2.375%	180	xx	xx	VA	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	xx	xx	Unavailable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	787	797	15.336%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the pro-title dated xx/XX/2022 reflects that the subject mortgage was originated on xx/XX/2021 with the lender MERS as nominee for xx in the amount of $xx, which was recorded on xx/XX/2021.
The change of assignment has been completed. The current assignment is with the lender xx.
No active liens and judgments have been found.
Annual combined taxes of 2021 have been paid for the amount of $3,256.42 on xx/XX/2021.
No prior years delinquent taxes have been found.	According to a review of the payment history as of xx/XX/2021, the borrower is performing with the loan and the next due date for the regular payment is xx/XX/2022. The last payment was received on xx/XX/2021 total in the amount of PITI $1,899.43 which includes P&I $1,156.61 with the rate of interest of 2.375%, which was applied for the due date of xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.	xx:According to the review of the servicing comments, the borrower is performing with the loan.
According to a review of the payment history as of xx/XX/2021, the borrower is performing with the loan and the next due date for the regular payment is xx/XX/2022.  The last payment was received on xx/XX/2021 total in the amount of PITI $1,899.43 which includes P&I $1,156.61 with the rate of interest of 2.375%, which was applied for the due date of xx/XX/2021.  The UPB reflected in the latest payment history is in the amount of $xx.
No modification, forbearance details are available in recent collections comments.
No foreclosure activity has been found.
No pertaining bankruptcy-related details have been found.
Unable to determine the occupancy and current condition of the subject property from the latest months servicing comments.
As per the final application, the borrower is working at xx as xx for 300 months. xx:xx:xx	Not Applicable	Initial Escrow Acct Disclosure	Field: Application Date (Baseline script version) Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx |---| xx (Days) |----| Comment: Application date is xx/XX/xxxx. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: Yes   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: xxxxxxxx Tape Value: xxxxxxxx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure signed by borrower is missing from loan documents."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape shows uninsured VA cause final CD reflects cash out amount $xx and no lien on title."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
32142987	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,528.84	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,502.89	2.750%	240	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	767	Not Applicable	33.452%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Updated title dated xx/XX/2022 shows that subject mortgage was originated on xx/XX/2021 in the amount of $xx which was recorded on xx/XX/2021 by lender, xx.
The assignment of mortgage has been completed as the loan is with original lender.
No active judgments or liens have been found.
Property taxes of 2021 are paid in installments. The last installment was paid on xx/XX/2021 in the amount of $2528.84.	Payment history as of xx/XX/2021 shows that borrower is current with loan payments and next payment due date is xx/XX/2022. The last payment was made on xx/XX/2021 in the amount of $2050.00 for the due date xx/XX/2022. The current UPB is $xx and interest rate is 2.75%.	xx:Current status of the loan is performing.
Payment history as of xx/XX/2021 shows that borrower is current with loan payments and next payment due date is xx/XX/2022. The last payment was made on xx/XX/2021 in the amount of $2050.00 for the due date xx/XX/2022. The current UPB is $xx and interest rate is 2.75%. No evidence of Covid impact found in the available servicing comments.  No post-closing bankruptcy record has been found.
As per 1003, the borrower works at 'xx and Business' for the 11 years. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Application Date (Baseline script version) Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx |---| xx (Days) |----| Comment: Application date reflects x/XX/xxxx. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxx   Tape Value: xxxxxxxx   Variance:    Variance %:    Comment: As per payment history, the payment string is xxxxxxxx   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xxxx Tape Value: xxxx Variance: Variance %: Comment: The Note signed on x/XX/xxxx reflects the property address as xxxx W xxson Cir. Tape Source: Initial Tape Type:	3: Curable	* DSCR is less than 1.00 (Lvl 3) "DSCR ratio is less than 1 due values required to be filled from operating income statement is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject loan is NOO. Subject approved at 33.452%. Income miscalculation may push DTI 50.29%."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
29824118	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,708.35	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,202.05	2.625%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	738	722	42.207%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 and was recorded on xx/XX/2021, in the amount of $xx, with MERS as nominee for xx with instrument#xx.

The chain of assignment has not been completed; currently, the assignment is with MERS as nominee for xx However, it should be with xx.

 No active judgments or liens have been found against the borrower.

1st and 2nd installment county taxes of 2021 have been paid on xx/XX/2021 & xx/XX/2021 in the amount of $6,708.35.	According to the payment history as of xx/XX/2021, the current status of the loan is performing. The last payment was received on xx/XX/2021 which was applied for the due date of xx/XX/2021 and the next due date for payment is xx/XX/2022. The P&I is in the amount of $2,202.05 and PITI is in the amount of $2,882.50. The UPB reflected as per the payment history is in the amount of $xx.	xx:The current status of the loan is performing.
According to the payment history as of xx/XX/2021, the last payment was received on xx/XX/2021 which was applied for the due date of xx/XX/2021 and the next due date for payment is xx/XX/2022. The P&I is in the amount of $2,202.05 and PITI is in the amount of $2,882.50. The UPB reflected as per the payment history is in the amount of $xx.
The reason for default is unable to be determined from the latest servicing comments.
No comment has been found stating that borrower’s income is impacted due to Covid-19.
No evidence has been found regarding damage or repairs in the latest servicing comments.
As per the 1003, the borrower is working at xx as a xx for 2.5 years. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Application Date (Baseline script version) Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx |---| xx (Days) |----| Comment: As per tape data, Application date is xx/XX/xxxx. However Final application date is xx/XX/xxxx. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: As per tape data borrower DTI ratio percent is xx.xxx%. However final application reflects xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: xx (Days)   Variance %:    Comment: According to the payment history as of xx/XX/xxxx, the last payment was received on xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxx   Tape Value: xxxxxxx   Variance:    Variance %:    Comment: As per the latest payment history, the string is xxxxxxx.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xxxx Tape Value: xxxx Variance: Variance %: Comment: As per tape data, Property address street is xxxx xth St. However note document reflects as xxxx SE xth St. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Seller tape reflects that AUS submitted under legacy URLA format."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
56462239	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,283.12	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,034.40	3.490%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	759	49.604%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2020 and recorded on xx/XX/2020, in the amount of $xx with MERS as nominee for xx.

The chain of assignment has been completed. Currently the assignment is with xx.

No active judgments or liens have been found.

1st and 2nd combined taxes of 2020 have been paid in the amount of $4,283.12.

No prior year delinquent taxes have been found.	According to payment history as of xx/XX/2021, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2021 in the amount of $4,246.41 which was applied for due date xx/XX/2021. The current P&I is in the amount of $3,034.40 and current PITI is in the amount of $4,246.41 with an interest rate of 3.490%. The current UPB reflected as per the payment history is in the amount of $xx.	xx:According to servicing comments, the current status of the loan is performing.

According to payment history as of xx/XX/2021, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2021 in the amount of $4,246.41 which was applied for due date xx/XX/2021. The current P&I is in the amount of $3,034.40 and current PITI is in the amount of $4,246.41 with an interest rate of 3.490%. The current UPB reflected as per the payment history is in the amount of $xx.

As per final application, the borrower xx is working at xx as xx for 0.17 years. The co-borrower xx is working at xx as xx for 4 years.

The latest property inspection report is not available in the loan file to determine current property condition.

No comment pertaining to the damage on the subject property has been observed.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found. xx:xx:xx	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Application Date (Baseline script version) Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx |---| xx (Days) |----| Comment: Application date is xx/XX/xxxx. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: As per Final xxxx application post-close DTI as xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: xx (Days)   Variance %:    Comment: Last payment was received on xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Monthly MI Payment per MI Cert.   Loan Value: Not Applicable   Tape Value: $xxx.xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance per Application (xxxx)   Loan Value: $xxxxxx.xx   Tape Value: $xxxxxx.xx   Variance: $xxxxx.xx   Variance %: x.xxxxx%   Comment: Original balance per application as $xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: xxxxxxxxxxxxxxxxxxxx Tape Value: xxxxxxxxxxxx Variance: Variance %: Comment: PH string is xxxxxxxxxxxxxxxxxxxx. Tape Source: Initial Tape Type:	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.604%, the borrower's income was $xx and total expenses are in the amount of $5,616.95 and the loan was underwritten by DU (7000355638 pg#960) and its recommendation is “Refer/Eligible” with a DTI of 49.12%."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Appraisal report dated 3/XX/2020 is subject to repairs due to the issue as the repairs noted in the improvements section that flaking paint with estimated cost of $5,000.00. Final closing disclosure does not reflect escrow holdback. However, updated 1004D is missing from the loan documents."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID violation due to decrease in lender credit in final closing disclosure dated 03/XX/2020. LE dated 03/XX/2020 reflects lender Credit at $419.48. However, Final CD dated 03/XX/2020 reflects lender credit at $234.48. This is decrease of $185.00 for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing.

TRID violation in charges that cannot increase test due to increase of fee in final CD dated 03/XX/2020. Initial LE dated 02/XX/2020 does not reflects administration fee. However, final CD dated 03/XX/2020 reflects administration fee at $1,095.00. This is fee increase of $1,095.00 for 0% tolerance test fee. Valid COC for the increase in fee amount is missing in the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape reflects that final inspection not completed."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
92013832	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,792.24	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,111.94	2.875%	360	xx	xx	FHA	Fixed	Refinance	xx	xx	Streamline Refinance	Yes	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	673	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2020 and recorded on xx/XX/2020, in the amount of $xx with MERS as nominee for xx.

The chain of assignment has been completed. Currently the assignment is with xx.

No active judgments or liens have been found.

1st and 2nd county taxes of 2021 have been due in the amount of $4,792.24.

No prior year delinquent taxes have been found.	According to payment history as of xx/XX/2021, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2021 in the amount of $2,725.43 which was applied for due date xx/XX/2021. The current P&I is in the amount of $2,111.94 and current PITI is in the amount of $2,725.43 with an interest rate of 2.875%. The current UPB reflected as per the payment history is in the amount of $xx.	xx:According to servicing comments, the current status of the loan is performing.

According to payment history as of xx/XX/2021, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2021 in the amount of $2,725.43 which was applied for due date xx/XX/2021. The current P&I is in the amount of $2,111.94 and current PITI is in the amount of $2,725.43 with an interest rate of 2.875%. The current UPB reflected as per the payment history is in the amount of $xx.

The latest property inspection report is not available in the loan file to determine current property condition.

No comment pertaining to the damage on the subject property has been observed.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found.

As per final application, the borrower xx	Not Applicable	Missing or error on the Rate Lock	Field: Application Date (Baseline script version) Loan Value: xx Tape Value:xx|---| xx (Days) |----| Comment: Final xxxx application reflect application date as xx. Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx  Variance:    Variance %:    Comment: Borrower last name is xx.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: MI is not required.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: xx (Days)   Variance %:    Comment: Last payment was received on xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Original Balance per Application (xxxx)   Loan Value: $xxxxxx.xx   Tape Value: $xxxxxx.xx   Variance: $xxxx.xx   Variance %: x.xxxxx%   Comment: The Note reflects the original balance as $xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: xxxxxxxxxxxx Tape Value: xxxxxxxxxxxx Variance: Variance %: Comment: PH string is xxxxxxxxxxxx. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "The revised loan estimate delivery date 11/XX/2020 is on the initial closing disclosure delivery date 11/XX/2020."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed lender credits that cannot decrease test. Initial LE dated 11/XX/2020 reflects non-specific lender credit at $7,915.00. However, final CD dated 11/XX/2020 reflects non-specific lender credit at $7,900.21. This is decrease of $14.79 for charges that cannot decrease. Valid COC for the decrease in NSLC is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape shows that seasoning requirements did not met for this FHA loan."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
46727017	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,025.24	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,428.42	2.125%	180	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	787	713	31.560%	First	Final policy	Not Applicable	$17,000.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Updated title dated xx/XX/2022 shows that subject mortgage was originated on xx/XX/2021 in the amount of $xx which was recorded on xx/XX/2021 by lender, xx Corporation.
The subject mortgage was re-recorded on xx/XX/2021 to correct the loan amount.
 There is a junior mortgage active against subject property in the amount of $xx which was recorded on xx/XX/2020 by lender, xx Union.
This mortgage was subordinated to subject mortgage through subordination agreement dated xx/XX/2021 which was recorded on xx/XX/2021.
There is a prior UCC lien active against borrower, Mitch and xx which was filed by xx Union on xx/XX/2017.
Property taxes of 2021 are paid on xx/XX/2021 in the amount of $2025.24.	Payment history as of xx/XX/2021 shows that loan is current and borrower is next due for xx/XX/2022 payment. The last payment was applied on xx/XX/2021 in the amount of $1626.46 for the due date xx/XX/2021. The current UPB is $xx and interest rate is 2.125%.	xx:Current status of the loan is performing and next payment due date is xx/XX/2022. Payment history as of xx/XX/2021 shows that the last payment was applied on xx/XX/2021 in the amount of $1626.46 for the due date xx/XX/2021. No evidence of Covid impact has been found in the available comments. No damage or repair has been noted. No post-closing bankruptcy has been found. Property is occupied by owner.
As per 1003, the borrower works at xx for the last 2.42 years and co-borrower works at xx	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Application Date (Baseline script version) Loan Value: xx Tape Value: xx |---| xx (Days) |----| Comment: Updated as per final xxxx. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: xx (Days)   Variance %:    Comment: As per payment history, the last payment date is xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxx   Tape Value: xxxxxxxxx   Variance:    Variance %:    Comment: As per payment history, the string is xxx...   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Updated as per note. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan closed without an Appraisal. However, PIW disclosure signed by the borrower is missing from the loan documents."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan fails Compliance Ease delivery and timing test for closing disclosure dated 02/XX/2021. Document tracker is missing and 3 business days were added to get receipt date 02/XX/2021 which is after the Consummation date 02/XX/2021."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot decrease test. Revised LE dated 12/XX/2020 reflects non-specific lender credit at $382.00. However, Final CD dated 02/XX/2020 reflects non-specific lender credit at $178.20. This is decrease of +$203.80 for charges that cannot decrease. Valid COC for the decrease in NSLC is missing from the loan documents.

Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 12/XX/2020 does not reflect Subordination Fee. However, CD dated 02/XX/2021 reflects Subordination Fee at $100.00. This is an increase in fee of +$100.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows FHLMC with incorrect note loan amount."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
88203178	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$7,975.94	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$540.77	3.875%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	680	Not Applicable	41.522%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	The review of the updated title report dated xx/XX/2022 shows that the subject mortgage was originated in the amount of $xx on xx/XX/2019 with the lender MERS as nominee for xx which was recorded on xx/XX/2019.
The chain of the assignment has been completed. The latest assignment is with xx.
No active judgments or liens have been found.
Taxes of 2021 have been paid in the amount of $7,975.94.	According to the payment history as of xx/XX/2021, the borrower is current with the loan and the last payment was received on xx/XX/2021 which was applied for xx/XX/2021 and the next due date for the payment is xx/XX/2022. The P&I is in the amount of $540.77 and PITI is in the amount of $1,351.85. The UPB reflected is in the amount of $xx.	xx:As per the review of the servicing comments, the loan is in performing and the borrower is current with the loan and the last payment was received on xx/XX/2021 which was applied for xx/XX/2021 and the next due date for the payment is xx/XX/2022. The P&I is in the amount of $540.77 and PITI is in the amount of $1,351.85. The UPB reflected is in the amount of $xx.
The reason for default is unable to be determined.
No comments have been found regarding foreclosure in the latest servicing comments.
No comments have been found regarding bankruptcy in the latest servicing comments.
The subject property has been occupied by the owner.  Recent servicing comments do not reflect any damage pertaining to the subject property.
As per 1003, the borrower is working at xx	This is a conventional fixed rate mortgage with P&I of $540.77 with the rate of interest 3.875% and a maturity date of the loan is 11/XX/2049. As per tape data the loan was modified on 10/XX/2021 which seems that there would be a possible loan modification but an executed copy of such loan modification agreement is missing from the loan file.	Missing or error on the Rate Lock Notice of Servicing Transfer	Field: Application Date (Baseline script version) Loan Value: xx/XX/xxxx Tape Value: x/XX/xxxx |---| xx (Days) |----| Comment: Final application reflects application date as xx/XX/xxxx. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Final application reflects borrower DTI ratio percent as xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Unavailable   Tape Value: $xxxxx.xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $x.xx   Tape Value: $xxxxx.xx   Variance: $-xxxxx.xx   Variance %: -xxx.xxxxx%   Comment: $x.xx.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Unavailable   Tape Value: xx/XX/xxxx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: xx (Days)   Variance %:    Comment: xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxx   Variance:    Variance %:    Comment: xxMMMMMMxxMMMMMMMMMMMMMM.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: Unavailable Tape Value: xx/XX/xxxx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "An executed copy of rate lock agreement is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3) "A copy of notice of servicing transfer disclosure is missing from the loan file."	* ComplianceEase TILA Test Failed (Lvl 2) "1. This loan failed the TILA finance charge test.The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate because it is understated by more than $100.

																																																																																								2. This loan failed the TILA foreclosure rescission finance charge test. The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate for purposes of rescission because it is understated by more than $35. Subject loan is a refinance, originated on xx and the SOL is 3 years."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
16487035	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other	$0.00	$2,713.00	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,029.74	2.990%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	718	Not Applicable	50.876%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2021 shows that the subject mortgage was originated in the amount of $xx on xx/XX/2020 with the lender MERS as nominee for xx which was recorded on xx/XX/2020.
The chain of the assignment has been completed. The latest assignment is with xx.
There are multiple prior ECB liens against the property in favor of ECB in the amount of $7,912.88 which was recorded on different dates.
There is a state tax lien in the favor of xx state dept of taxation & finance in the amount of $130.14 which was recorded on xx/XX/2021.
Taxes of 2022 have been paid in the amount of $2,071.51.
Taxes of 2022 are due in the amount of $641.49.
Utility charges of 2022 have been delinquent in the amount of $351.69 which was due on xx/XX/2021 and the good through till xx/XX/2022.	According to the payment history as of xx/XX/2021, the borrower is current with the loan and the last payment was received on xx/XX/2021 which was applied for xx/XX/2021 and the next due date for the payment is xx/XX/2022. The P&I is in the amount of $1,029.74 and PITI is in the amount of $1,306.32. The UPB reflected is in the amount of $xx.	xx:As per the review of the servicing comments, currently, the loan is in performing and the borrower is current with the loan and the last payment was received on xx/XX/2021 which was applied for xx/XX/2021 and the next due date for the payment is xx/XX/2022. The P&I is in the amount of $1,029.74 and PITI is in the amount of $1,306.32. The UPB reflected is in the amount of $xx.
The reason for default is unable to be determined.
No comments have been found regarding foreclosure in the latest servicing comments.
No comments have been found regarding bankruptcy in the latest servicing comments.
The subject property has been occupied by the owner. Recent servicing comments do not reflect any damage pertaining to the subject property. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Application Date (Baseline script version) Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx |---| xx (Days) |----| Comment: Final xxxx reflects date as x/XX/xxxx. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Borrower First Name   Loan Value: xx  Tape Value: xx   Variance:    Variance %:    Comment: Note document reflects borrower first name as xx  Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: xx (Days)   Variance %:    Comment: xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Original Balance per Application (xxxx)   Loan Value: $xxxxxx.xx   Tape Value: $xxxxxx.xx   Variance: $xxxx.xx   Variance %: x.xxxxx%   Comment: Final application reflects original balance as #xxx,xxx.xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: xxxxxxxxxxxxxxx Tape Value: xxxxxxxxxxxx Variance: Variance %: Comment: xxxxxxxxxxxxxxxx. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed FHA QM Rebuttable Presumption Test due to fees charged $7,916.28 exceeds fees threshold of $7,092.32 Over by +$823.96.
The below fees were included in the test:
Mortgage Broker Fee (Indirect) $7,030.99
Points - Loan Discount Fee paid by Borrower: $885.29."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Initial Loan estimate dated 6/XX/2020 does not reflect Appraisal Re-Inspection Fee. However, Final CD dated 8/XX/2020 reflects Appraisal Re-Inspection Fee at $180.00. This is an increase in fee of $180.00 for charges that cannot increase. Valid COC for the addition of fee is missing from the loan documents.

Loan failed charges that cannot increase 0% tolerance test. Initial Loan estimate dated 6/XX/2020 reflects Transfer Taxes at $7,867.00. However, Final CD dated 8/XX/2020 reflects Transfer Taxes at $8,526.05. This is an increase in fee of $659.05 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan failed GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $7,916.28 exceeds fees threshold of $7,092.32 Over by +$823.96.
The below fees were included in the test:
Mortgage Broker Fee (Indirect) $7,030.99
Points - Loan Discount Fee paid by Borrower: $885.29."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape reflects the following issue,"Uninsured FHA Loan"."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 4.053% exceeds APR threshold of 5.012% over by +0.959%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 50.87%, the borrower’s income was $5,357.98 and total expenses are in the amount of $2,725.95 and the loan was underwritten by DU xx and its recommendation is “Approve/Eligible” with a DTI of 50.88%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
38494926	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,424.58	11/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$736.67	4.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	720	Not Applicable	24.191%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2022 reflects that the subject mortgage was originated on xx/XX/2020 with the lender MERS as nominee for xx in the amount of $xx, which was recorded on xx/XX/2020 Instrument# xx.
The chain of the assignment has been completed.
No active liens and judgments have been found against the borrower and the property.
No prior year’s delinquent taxes have been found.	According to a review of the payment history as of xx/XX/2021, the loan is currently performing and the next due date for the regular payment is xx/XX/2022. The last payment was received on xx/XX/2021 total in the amount of PITI $1,129.37 which includes P&I $736.67 with the rate of interest 4.125%, which was applied for the due date of xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.	xx:According to the review of the servicing comments, the current status of loan is performing. The next due date for the regular payment is xx/XX/2022. The UPB reflected in the latest payment history is in the amount of $xx.
As per seller’s tape data borrower was not employed at the time of closing.
The borrower xx was working at xx
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No details have been found regarding damage. xx:xx:xx	Not Applicable	Field: Application Date (Baseline script version) Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx |---| xx (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Subject property is NOO. Seller tape shows that borrower is not employed at the time of closing. No further details provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
11368604	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$12,402.19	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,096.59	3.625%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	698	Not Applicable	38.264%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 with the lender MERS as nominee for xx in the amount of $xx which was recorded on xx/XX/2021 with instrument#2021-xx.

There is no chain of assignment as the subject mortgage is with the original lender.

No active judgments or liens have been found against the borrower/subject property.

County 2nd installment taxes of 2021/2022 are due in the amount of $6,201.09 on xx/XX/2022. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment was received on xx/XX/2021 which was applied to xx/XX/2021. The next due date for payment is xx/XX/2022. The borrower pays the P&I in the amount of $3,096.59 with an interest rate of 3.625%. The current UPB reflected is in the amount of $xx.	xx:As per the review of collection comments, the current status of the loan is performing. According to the payment history as of xx/XX/2021, the borrower is current with the loan. The next due date for payment is xx/XX/2022. The current UPB reflected is in the amount of $xx. No comments have been found regarding the borrower’s income being impacted due to the covid-19 pandemic. No comments have been found regarding the subject property condition. As per the final loan application, the borrower is working atxx	Not Applicable	Missing or error on the Rate Lock	Field: Application Date (Baseline script version) Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx |---| xx (Days) |----| Comment: Application date is x/XX/xxxx. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: xx (Days)   Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: xxxxxxx Tape Value: xxxxxxx Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Subject approve at 38.26%. Seller tape shows LP is Caution."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
20768526	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,550.60	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,202.36	3.250%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	Not Applicable	xx	Investor	Yes	Yes	No	774	Not Applicable	44.445%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2022 reflects that the subject mortgage was originated on xx/XX/2021 with the lender MERS as nominee for xx in the amount of $xx, which was recorded on xx/XX/2021 Instrument# | Book/Page# xx.
The chain of the assignment has been completed.
No active liens and judgments have been found against the borrower and the property.
No prior year’s delinquent taxes have been found.	According to a review of the payment history as of xx/XX/2021, the loan is currently performing and the next due date for the regular payment is xx/XX/2022. The last payment was received on xx/XX/2021 total in the amount of PITI $2,202.36 which includes P&I $2,202.36 with the rate of interest 3.250%, which was applied for the due date of xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.	xx:According to the review of the servicing comments, the current status of loan is performing. The next due date for the regular payment is xx/XX/2022. The UPB reflected in the latest payment history is in the amount of $xx.
No comments have been found regarding reason for default.
The borrower xx has been working xx
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No details have been found regarding damage. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Application Date (Baseline script version) Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx |---| xx (Days) |----| Comment: Final Application (xxxx) reflects application date as xx/XX/xxxx. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: The borrower’s total monthly income is $xx after subject loan the proposed amount $x.xx and total non-housing payments is $xxx.xx hence the calculated DTI ratio is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: xx (Days)   Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Original note reflects property address street as xx. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Subject is NOO. Tape shows that Initial CD was not received."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Missing Required Disclosures (Lvl 3) "Operating income statement is missing from the loan documents."	* Settlement date is different from note date (Lvl 2) "Final CD reflects closing date as 08/XX/2021. Notary's signature date on the Mortgage/Deed of Trust is xx. Note date is xx."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
85125154	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,068.82	11/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,058.09	3.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	747	748	20.235%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 and was recorded on xx/XX/2021, in the amount of $xx, with MERS as nominee for xx, with instrument#xx.

The chain of assignment has been completed; currently, the assignment is with MERS as nominee for xx.

 No active judgments or liens have been found against the borrower.

Annual combined taxes of 2021 have been paid on xx/XX/2021 in the amount of $1,986.07.	According to the payment history as of xx/XX/2021, the current status of the loan is performing. The last payment was received on xx/XX/2021 which was applied for the due date of xx/XX/2021 and the next due date for payment is xx/XX/2022. The P&I is in the amount of $1,058.09 and PITI is in the amount of $1,363.24. The UPB reflected as per the payment history is in the amount of $xx.	xx:The current status of the loan is performing.
According to the payment history as of xx/XX/2021, the last payment was received on xx/XX/2021 which was applied for the due date of xx/XX/2021 and the next due date for payment is xx/XX/2022. The P&I is in the amount of $1,058.09 and PITI is in the amount of $1,363.24. The UPB reflected as per the payment history is in the amount of $xx.
The reason for default is unable to be determined from the latest servicing comments.
No comment has been found stating that borrower’s income is impacted due to covid-19.
No evidence has been found regarding damage or repairs in the latest servicing comments.
As per the 1003, the borrower is working at xx	Not Applicable	Field: Application Date (Baseline script version) Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx |---| xx (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: MI Cancelled Date   Loan Value: Not Applicable   Tape Value: x/XX/xxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxx   Tape Value: xxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: As per note document property address is 'xx'. Tape Source: Initial Tape Type:	4: Unacceptable	* LTV or CLTV exceeds 104% (Lvl 4) "Collateral value used for underwriting: $xx. Loan amount: $xx. LTV = xx Elevated for client review."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan fails qualified mortgage lending policy points and fees test due to fees charged $8,148.53 exceeds fees threshold of $7,342.55 Over by +$805.98.
The below fees were included in the test:
Mortgage broker fee (Indirect): $6,792.50
Points - loan discount fee paid by borrower: $1,356.03."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 04/XX/2021 reflect appraisal fee at $470.00. However, CD dated 05/XX/2021 reflects appraisal fee at $620.00. This is an increase in fee of $150.00 for charges that cannot increase. Valid COC for the increase in fee is missing from loan documents."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $8,148.53 exceeds fees threshold of $7,342.55 Over by +$805.98.
The below fees were included in the test:
Mortgage broker fee (Indirect): $6,792.50.
Points - loan discount fee paid by borrower: $1,356.03."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Seller tape reflects that LTV is 105%. However, calculated LTV is xx	* ComplianceEase TILA Test Failed (Lvl 2) "Finance charge disclosed on final CD as $xx. Calculated finance charge is $xx for an under disclosed amount of -$2,058.45. Reason for finance charge under disclosure is unknown as the Fee itemization is missing. Subject loan is a purchase, originated on xx and the SOL is 1 year."		Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
32933006	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,837.28	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,036.07	3.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	790	Not Applicable	35.416%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 and was recorded on xx/XX/2021, in the amount of $xx, with MERS as nominee for xx, with instrument#419|Book/Page#xx/xx.

The chain of assignment has not been completed; currently, the assignment is with MERS as nominee for xx However, the last assignment should be with xx.

 No active judgments or liens have been found against the borrower.

1st and 2nd installments city taxes of 2021 have been paid on xx/XX/2021 & xx/XX/2021 in the amount of $4,837.28.	According to the payment history as of xx/XX/2021, the current status of the loan is performing. The last payment was received on xx/XX/2021 which was applied for the due date of xx/XX/2022 and the next due date for payment is xx/XX/2022. The P&I is in the amount of $2,036.07 and PITI is in the amount of $2,733.44. The UPB reflected as per the payment history is in the amount of $xx.	xx:The current status of the loan is performing.
According to the payment history as of xx/XX/2021, the last payment was received on xx/XX/2021 which was applied for the due date of xx/XX/2022 and the next due date for payment is xx/XX/2022. The P&I is in the amount of $2,036.07 and PITI is in the amount of $2,733.44. The UPB reflected as per the payment history is in the amount of $xx.
The reason for default is unable to be determined from the latest servicing comments.
No comment has been found stating that borrower’s income is impacted due to covid-19.
No evidence has been found regarding damage or repairs in the latest servicing comments.
As per the 1003, the borrower is working atxx	Not Applicable	Missing or error on the Rate Lock	Field: Application Date (Baseline script version) Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx |---| xx (Days) |----| Comment: Tape shows final application date as x/XX/xxxx. Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: xx (Days)   Variance %:    Comment: According to the payment history as of xx/XX/xxxx, the last payment was received on xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: MI Cancelled Date   Loan Value: Not Applicable   Tape Value: x/XX/xxxx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxx   Tape Value: xxxxxxx   Variance:    Variance %:    Comment: As per the latest payment history, the string is xxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape shows subject property address street as xx. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Provided seller’s tape is showing an alert that the homeowner's education was not completed."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "An executed copy of rate lock agreement is missing from the loan file."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
73740939	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$9,615.90	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,886.23	3.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	769	Not Applicable	45.733%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Updated title dated xx/XX/2022 shows that subject mortgage was originated on xx/XX/2020 in the amount of $xx which was recorded on xx/XX/2020 by lender, xx.
The assignment of mortgage has been completed as the loan is with original lender.
There is a UCC lien on the property which was filed by ISPC on xx/XX/2021.
Property taxes of 2021 are paid on xx/XX/2021 in the amount of $9231.26.	Payment history as of xx/XX/2021 shows that loan is performing and next payment due date is xx/XX/2022. The last payment was made on xx/XX/2021 in the amount of $1935.06 for the due date xx/XX/2021. The current UPB is $xx and interest rate is 3.625%.	xx:Current status of the loan is performing.
Payment history as of xx/XX/2021 shows that loan is performing and next payment due date is xx/XX/2022. The last payment was made on xx/XX/2021 in the amount of $1935.06 for the due date xx/XX/2021. The current UPB is $xx and interest rate is 3.625%. No evidence of Covid impact has been found. No post-closing bankruptcy records have been found. As per 1003, the borrower works xx	Not Applicable	Missing or error on the Rate Lock	Field: Application Date (Baseline script version) Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx |---| xx (Days) |----| Comment: final application reflets date as x/XX/xxxx. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Total Original T&I for the debt ratio:( Real Estate Taxes $xxx.xx+Hazard insurance $xxx.xx+flood insurance $x.xx+ MI $x.xx+ HOA Dues $xx.xx) equals $x,xxx.xx. and total of other debts is $x,xxx.xx. Total monthly income verified is $x,xxx.xx. Hence Post Close DTI per xxxx is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N.A   Tape Source: Initial   Tape Type:
Field: Escrow Account Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Final CD does not reflects Escrow account .   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: xx (Days)   Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Note reflects Property Address Street as xx. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "TRID Violation due to decrease in lender credit on closing disclosure dated 05/XX/2020. Initial LE dated 03/XX/2020 reflects Lender Credit at $132.00 However, Final CD dated 5/XX/2020 reflects lender credit at $119.94 this is decrease of $12.06 for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock provided expired on 5/XX/2020 and the loan closed on 5/XX/2020. No lock extension has been found."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approve at 45.11%. Tape shows, undisclosed mortgage and unsourced large deposits. Unable to rely on docs in file and unable to calc ATR."
* Cash out purchase (Lvl 2)     "The subject loan is purchase case. However, final CD reflects cash to in the amount of $579.20."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.733%, the borrower’s income is $9,555.30 and total expenses are in the amount of $4,369.93 and the loan was underwritten by DU xx) and its recommendation is “Approve/Eligible” with a DTI of 45.11%."		Moderate	Pass	Pass	Pass	Not Covered	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
73057365	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$10,367.78	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,396.18	3.000%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	720	694	49.512%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2020 and was recorded on xx/XX/2020, in the amount of $xx, with MERS as nominee for xx., with instrument#2020-xx.

The chain of assignment has been completed; currently, the assignment is with MERS as nominee for xx.

 No active judgments or liens have been found against the borrower.

2nd installment county taxes of 2021/2022 are due on xx/XX/2022 in the amount of $5,183.89.	According to the payment history as of xx/XX/2021, the current status of the loan is performing. The last payment was received on xx/XX/2021 which was applied for the due date of xx/XX/2022 and the next due date for payment is xx/XX/2022. The P&I is in the amount of $2,396.18 and PITI is in the amount of $3,434.62. The UPB reflected as per the payment history is in the amount of $xx.	xx:The current status of the loan is performing.
According to the payment history as of xx/XX/2021, the last payment was received on xx/XX/2021 which was applied for the due date of xx/XX/2022 and the next due date for payment is xx/XX/2022. The P&I is in the amount of $2,396.18 and PITI is in the amount of $3,434.62. The UPB reflected as per the payment history is in the amount of $xx.
The reason for default is unable to be determined from the latest servicing comments.
No comment has been found stating that borrower’s income is impacted due to covid-19.
No evidence has been found regarding damage or repairs in the latest servicing comments.
As per the 1003, the borrower is self-employed and working at xx	Not Applicable	Missing or error on the Rate Lock	Field: Application Date (Baseline script version) Loan Value: xx/XX/xxxx Tape Value: x/XX/xxxx |---| xx (Days) |----| Comment: NA Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: NA   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: xx (Days)   Variance %:    Comment: According to the payment history as of xx/XX/xxxx, the last payment was received on xx/XX/xxxx.   Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Loan Value: xxxxxxxxxxxxx Tape Value: xxxxxxxxxxxx Variance: Variance %: Comment: As per the latest payment history, the string is xxxxxxxxxxxx. Tape Source: Initial Tape Type:	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx the borrower's income was $xx and total expenses are in the amount of xx and the loan was underwritten by AUS/DU xx and its recommendation is Approve/Ineligible with a DTI of xx	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approve at 49.512%. Seller tape shows income miscalculation may push DTI to over 55.35%. Unable to rely on docs in file and unable to calc ATR."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
76981863	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,880.52	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,147.09	2.250%	360	xx	xx	VA	Fixed	Refinance	xx	xx	Streamline Refinance	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	792	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2022 reflects that the subject mortgage was originated on xx/XX/2021 with the lender MERS as nominee for xx, LLC in the amount of $xx, which was recorded on xx/XX/2021 Instrument# | Book/Page# xx / 483.
The chain of the assignment has not been completed. Currently, the mortgage assignment is with xx, LLC which was recorded on xx/XX/2021.  However, this should be with xx.
No active liens and judgments have been found against the borrower and the property.
No prior year’s delinquent taxes have been found.	According to a review of the payment history as of xx/XX/2021, the loan is currently performing and the next due date for the regular payment is xx/XX/2022. The last payment was received on xx/XX/2021 total in the amount of PITI $1,566.09 which includes P&I $1,147.09 with the rate of interest 2.250%, which was applied for the due date of xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.	xx:According to the review of the servicing comments, the current status of loan is performing. The next due date for the regular payment is xx/XX/2022. The UPB reflected in the latest payment history is in the amount of $xx.
No comments have been found regarding reason for default.
The borrower xx  has been workingxx
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No details have been found regarding damage. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Application Date (Baseline script version) Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx |---| xx (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: xx (Days)   Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Balance per Application (xxxx)   Loan Value: $xxxxxx.xx   Tape Value: $xxxxxx.xx   Variance: $xxxx.xx   Variance %: x.xxxxx%   Comment: Final xxxx reflects original balance as $xx   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: xxxxxxxx Tape Value: xxxxxxxx Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows GNMA seasoning not met. No further details are available."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
43522096	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,081.14	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$885.37	3.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	820	Not Applicable	67.656%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Updated title dated xx/XX/2022 shows that subject mortgage was originated on xx/XX/2021 in the amount of $xx which was recorded on xx/XX/2021 by lender, xx.
 The assignment of mortgage has been completed as the loan is with original lender.
No active judgments or liens have been found.
Property taxes of 2021 are paid on xx/XX/2021 in the amount of $3081.14.	Payment history as of xx/XX/2021 shows that borrower is current with loan payments and next payment due date is xx/XX/2022. The last payment was made on xx/XX/2021 in the amount of $1272.58 for the due date xx/XX/2021. Current UPB is $xx and interest rate is 3.00%.	xx:Current status of the loan is performing. Payment history as of xx/XX/2021 shows that borrower is current with loan payments and next payment due date is xx/XX/2022. The last payment was made on xx/XX/2021 in the amount of $1272.58 for the due date xx/XX/2021. Current UPB is $xx and interest rate is 3.00%. No evidence of Covid impact has been found. No post-closing bankruptcy has been found. Property is occupied by owner.
Borrower's employment information is not mentioned on the application. xx:xx:xx	Not Applicable	Field: Application Date (Baseline script version) Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx |---| xx (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Updated as per xxxx.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: xx (Days)   Variance %:    Comment: As per payment history, the last payment date is xx/XX/xxxx.   Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Loan Value: xxxxxxxx Tape Value: xxxxxxxx Variance: Variance %: Comment: As per payment history, the payment string is xxxxxxxx. Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Subject loan is non owner occupied. Tape shows DU refer with caution due to rental income incorrectly calculated which may push DTI to 80%."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
16648181	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,477.68	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$659.68	2.875%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	623	Not Applicable	26.222%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the pro-title dated xx/XX/2022 reflects that the subject mortgage was originated on xx/XX/2021 with the lender MERS as nominee for xx Finance, Inc in the amount of $xx, which was recorded on xx/XX/2021.
No assignment has been found. The current assignment is with the lender MERS as nominee for xx Finance, Inc; however, the assignment should be with the Home point.
No active liens and judgments have been found.
Annual county taxes of 2020 have been paid for the total amount of $5,477.68.
No prior years delinquent taxes have been found.	According to a review of the payment history as of xx/XX/2021, the borrower is performing with the loan and the next due date for the regular payment is xx/XX/2022. The last payment was received on xx/XX/2021 total in the amount of P&I $659.68 with the rate of interest of 2.875%, which was applied for the due date of xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.	xx:According to the review of the servicing comments, the borrower is performing with the loan.
According to a review of the payment history as of xx/XX/2021, the borrower is performing with the loan and the next due date for the regular payment is xx/XX/2022.  The last payment was received on xx/XX/2021 total in the amount of P&I $659.68 with the rate of interest of 2.875%, which was applied for the due date of xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.
No modification, forbearance details are available in recent collections comments.
No foreclosure activity has been found.
No pertaining bankruptcy-related details have been found.
Unable to determine the current condition and occupancy of the subject property from the available servicing comments. No comment pertaining to the damage on the subject property has been observed.
As per the final application, the borrower is working at xx	Not Applicable	Missing or error on the Rate Lock	Field: Application Date (Baseline script version) Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx |---| xx (Days) |----| Comment: Application date is x/XX/xxxx. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: xx (Days)   Variance %:    Comment: The last payment was received on xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxx   Tape Value: xxxx   Variance:    Variance %:    Comment: The PH string is xxxx.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xxxx Tape Value: xxxx Variance: Variance %: Comment: Street address is xxxx Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Qualified mortgage lending policy points and fees test failed due to fees charged $7,265.00. Exceeds fees threshold of $4,526.69. Over by +$2,738.31.

The below fees were included in the test:

Loan origination fee paid by Borrower: $2,495.00
Points - Loan discount fee paid by borrower: $4,770.00."
* GSE Points and Fees Test Violations (Lvl 3)     "GSE (Freddie Mac public guidelines) QM points and fees test failed due to fees charged $7,265.00. Exceeds fees threshold of $4,526.69. Over by +$2,738.31.

The below fees were included in the test:

Loan origination fee paid by Borrower: $2,495.00
Points - Loan discount fee paid by borrower: $4,770.00."
* Loan does not conform to program guidelines (Lvl 3)     "Subject approve at 29%. Seller tape shows, LP caution multiple high risk factors."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
15989190	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,310.24	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,137.22	2.250%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	753	737	47.800%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2022 shows that the subject mortgage was originated on xx/XX/2021 and was recorded on xx/XX/2021 in the amount of $xx, with MERS as nominee for xx, recorded with the Instrument/Book/Page# xx / 2724.

The chain of assignment has been completed. The last assignment is with MERS as nominee for xx.

No active liens and judgments have been found against borrower and property.

There are no prior year real estate delinquent taxes.	According to the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment was received on xx/XX/2021, the applied date was xx/XX/2021 and the next due date for payment is xx/XX/2021.The P&I is in the amount of $1,137.22 and PITI is in the amount of $1,342.70. The UPB reflected as per the payment history is in the amount of $xx.	xx:The current status of the loan is performing.
 According to the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment was received on xx/XX/2021, the applied date was xx/XX/2021 and the next due date for payment is xx/XX/2021.The P&I is in the amount of $1,137.22 and PITI is in the amount of $1,342.70. The UPB reflected as per the payment history is in the amount of $xx.
The subject property has been occupied by the owner. The borrower's intention is to keep the property.
No evidence has been found regarding bankruptcy and foreclosure.
As per the review of collection comments, the subject property is in good condition. No evidence of damage or repairs has been found.
As per the 1003, the borrower is working at xx	Not Applicable	Missing or error on the Rate Lock	Field: Application Date (Baseline script version) Loan Value: x/XX/xxxx Tape Value: xx/XX/xxxx |---| xx (Days) |----| Comment: Final application reflects application date as xx/XX/xxxx. Tape Source: Initial Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $x.xx   Tape Value: $xxxx.xx   Variance: $-xxxx.xx   Variance %: -xxx.xxxxx%   Comment: NA.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: xx (Days)   Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original Balance per Application (xxxx)   Loan Value: $xxxxxx.xx   Tape Value: $xxxxxx.xx   Variance: $xxxx.xx   Variance %: x.xxxxx%   Comment: Final Application (xxxx) reflects Original balance as $xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxx   Tape Value: xxxxxxxxxx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value:xx Variance: Variance %: Comment: Original note reflects property address street as xx. Tape Source: Initial Tape Type:	3: Curable	* GSE Points and Fees Test Violations (Lvl 3) "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $9,558.55 Exceeds Fees threshold of $8,828.59 over by +$729.96. Following fees were included in this test:
Mortgage Broker Fee (Indirect) $8,181.55
Points - Loan Discount Fee paid by Borrower: $1,377.00.

Loan fails Qualified Mortgage Lending Policy points and fees test due to fees charged $9,558.55 Exceeds Fees threshold of $8,828.59. Over by +$729.96. Following fees were included in this test:
Mortgage Broker Fee (Indirect) $8,181.55
Points - Loan Discount Fee paid by Borrower: $1,377.00."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock provided expired on 01/XX/2021 and the loan closed on 01/XX/2021. No lock extension found."
* Rebuttable Presumption - defined by loan findings (Lvl 3)     "Loan failed FHA QM Rebuttable Presumption Test due to fees charged $9,558.55 fee threshold by $8,828.59. Over by $729.96. Following fees were included in this test:
Mortgage Broker Fee (Indirect): 8,181.55
Points - Loan Discount Fee paid by Borrower: $1,377.00."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 47.80%. Tape shows miscalculation of income. Further details not provided. Unable to rely on the loan documents and unable to calculate ATR."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "Loan failed FHA QM Safe Harbor Test due to APR calculated 2.758% Exceeds APR threshold of 4.760% Variance: -2.002%. Subject loan is escrowed."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 47.80%, the borrower income was $4,463.60 and total expenses are in the amount of $2,133.58 and the loan was underwritten by DU xx and its recommendation is “Approve/Eligible” with a DTI of 47.80%."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
33941732	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$3,374.62	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,570.45	2.625%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	Yes	740	Not Applicable	20.451%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2020 and recorded on xx/XX/2021, in the amount of $xx with MERS as nominee for xx.

The chain of assignment has been completed. Currently the assignment is with xx.

There is a prior mortgage originated on xx/XX/2009 and recorded on xx/XX/2009 in the amount of $xx with xx Savings & xx .

Annual combined taxes of 2021 have been paid in the amount of $3,374.62 on xx/XX/2022.

No prior year delinquent taxes have been found.	According to payment history as of xx/XX/2021, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2021 in the amount of $1,615.12 which was applied for due date xx/XX/2021. The current P&I is in the amount of $1,570.45 and current PITI is in the amount of $1,615.12 with an interest rate of 2.625%. The current UPB reflected as per the payment history is in the amount of $xx.	xx:According to servicing comments, the current status of the loan is performing.

According to payment history as of xx/XX/2021, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2021 in the amount of $1,615.12 which was applied for due date xx/XX/2021. The current P&I is in the amount of $1,570.45 and current PITI is in the amount of $1,615.12 with an interest rate of 2.625%. The current UPB reflected as per the payment history is in the amount of $xx.

The latest property inspection report is not available in the loan file to determine current property condition.

No comment pertaining to the damage on the subject property has been observed.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Application Date (Baseline script version) Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx |---| xx (Days) |----| Comment: Application date is x/XX/xxxx. Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per note document borrowers last name is 'xx'.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: xx (Days)   Variance %:    Comment: Last payment was received on xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: xxxxxxxxxxxxxx Tape Value: xxxxxxxxxxxx Variance: Variance %: Comment: PH string is xxxxxxxxxxxxxx. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Seller tape reflects that LP updated after post-closing due to expired of credit findings cannot be updated."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from loan document."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
71814305	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$4,881.74	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,506.99	3.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	678	Not Applicable	40.205%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the pro-title dated xx/XX/2022 reflects that the subject mortgage was originated on xx/XX/2021 with the lender MERS as nominee for xx in the amount of $xx, which was recorded on xx/XX/2021.
No assignment has been found. The current assignment is with the lender MERS as nominee for xx.
There is a junior mortgage open against the subject property in the favor of xx LLC for the amount of $xx which was recorded on xx/XX/2021.
There is a prior municipal lien certificate against the subject property filed by the Commonwealth of xx for the amount of $1,206.17 which was recorded on xx/XX/2021.
The first and second installment town taxes of 2022 have been paid. Each one is in the amount of $1,335.62.
The third and fourth installment town taxes of 2022 are due on xx/XX/2022 and xx/XX/2022. Each one is in the amount of $1,105.25.
No prior years delinquent taxes have been found.	According to a review of the payment history as of xx/XX/2021, the borrower is performing with the loan and the next due date for the regular payment is xx/XX/2022. The last payment was received on xx/XX/2021 total in the amount of PITI $2,088.33 which includes P&I $1,506.99 with the rate of interest of 3.50%, which was applied for the due date of xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.	xx:According to the review of the servicing comments, the borrower is performing with the loan.
According to a review of the payment history as of xx/XX/2021, the borrower is performing with the loan and the next due date for the regular payment is xx/XX/2022.  The last payment was received on xx/XX/2021 total in the amount of PITI $2,088.33 which includes P&I $1,506.99 with the rate of interest of 3.50%, which was applied for the due date of xx/XX/2021.  The UPB reflected in the latest payment history is in the amount of $xx.
No modification, forbearance details are available in recent collections comments.
No foreclosure activity has been found.
No pertaining bankruptcy-related details have been found.
Unable to determine the current condition and occupancy of the subject property from the available servicing comments. No comment pertaining to the damage on the subject property has been observed.
As per the final application, the borrower is working at xx	Not Applicable	Missing or error on the Rate Lock	Field: Application Date (Baseline script version) Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx |---| xx (Days) |----| Comment: Updated as per final xxxx. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Updated as per xxxx.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: xx (Days)   Variance %:    Comment: The last payment was received on xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: MI Cancelled Date   Loan Value: Not Applicable   Tape Value: x/XX/xxxx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: xxxxxx Tape Value: xxxxxx Variance: Variance %: Comment: The PH string is xxxxxx. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan fails qualified mortgage points and fees test due to fees charged $xx exceeds fees threshold of $9,928.37 over by +$1,411.55.
The below fees were included in the test:
Mortgage broker fee (Indirect) $8,390.00
Points -loan discount fee paid by borrower: $2,949.92"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan fails Compliance Ease delivery and timing test for Closing Disclosure dated 5/XX/2021. Document tracker is missing and 3 business days were added to get receipt date 05/XX/2021 which is after the Consummation date 05/XX/2021."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that increase more than 10% test. Initial Loan estimate dated 03/XX/2021 reflects Recording fee at $440.00. However, Post CD dated 09/XX/2021 reflects Recording fee at $893.00. This is cumulative increase in fee of +$9.00 for charges that cannot increase more than 10%."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $xx exceeds fees threshold of $9,928.37 over by +$1,411.55.
The below fees were included in the test:
Mortgage broker fee (Indirect) $8,390.00
points -loan discount fee paid by Borrower: $2,949.92"
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows AUS/LP recommendation status as Caution. AUS/LP locator(7001165718.pdf Pg#79)."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the post-consummation cure reimbursement and revised closing disclosure delivery date test due to the post-consummation revised closing disclosure delivery date 09/XX/2021 is more than 60 calendar days after the consummation date 05/XX/2021. Subject loan is a purchase, originated on xx and the SOL is 1 year."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
33352901	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$985.71	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,632.71	2.625%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	No	Not Applicable	Not Applicable	801	802	11.673%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Updated title dated xx/XX/2022 shows that subject mortgage was originated on xx/XX/2021 in the amount of $xx which was recorded on xx/XX/2021 by lender, xx. The assignment of mortgage has been completed as the loan is with original lender. No active judgments or liens have been found. Property taxes of 2022 are paid in installments. However, the last installment is due on xx/XX/2022 in the amount of $985.71. Also, utility charges are due on xx/XX/2022 in the amount of $59.30.	Payment history as of xx/XX/2021 shows that borrower is making payments on time and loan is current. The last payment was applied on xx/XX/2021 in the amount of $2031.99 for the due date xx/XX/2021. The current UPB is $xx and interest rate is 2.625%.	xx:Loan is performing. Payment history as of xx/XX/2021 shows that borrower is making payments on time and loan is current. The last payment was applied on xx/XX/2021 in the amount of $2031.99 for the due date xx/XX/2021. The current UPB is $xx and interest rate is 2.625%. No evidence of Covid impact has been found. No post-closing bankruptcy records have been found. As per 1003, the borrower works at 'xx	Not Applicable	Appraisal (Incomplete) Flood Certificate Missing or error on the Rate Lock	Field: Application Date (Baseline script version) Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx |---| xx (Days) |----| Comment: Application date is missing from the loan documents. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: xx (Days)   Variance %:    Comment: As per payment history, the last payment date is xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: xxxxx Tape Value: xxxxx Variance: Variance %: Comment: As per payment history, the payment string is xxxxx. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "PIW disclosure signed by the borrower is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape reflects that LQA mismatched findings. No further details are available."
* Missing flood cert (Lvl 3)     "Flood certificate is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
77749122	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$880.41	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,605.54	3.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	Other	xx	35.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	706	707	54.374%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 which was recorded on xx/XX/2021 in the amount of $xx with xx.
The chain of assignment has been completed. Currently, the mortgage is with xx.
No active liens and judgments against the borrower/property.
No delinquent taxes have been found.	According to the payment history as of xx/XX/2021, the borrower is current with the payments. The last payment was received on xx/XX/2021 which was applied to xx/XX/2021. The next due date for payment is xx/XX/2022. The P&I is in the amount of $1,605.54 and the PITI is in the amount of $2,419.51. The UPB reflected as per the payment history is in the amount of $xx.	xx:The loan is currently is performing. According to the payment history as of xx/XX/2021, the borrower is current with the payments. The last payment was received on xx/XX/2021 which was applied to xx/XX/2021. The next due date for payment is xx/XX/2022. The P&I is in the amount of $1,605.54 and the PITI is in the amount of $2,419.51. The UPB reflected as per the payment history is in the amount of $xx.
The reason for default is unavailable.
Unable to determine the current occupancy and condition of the subject property.
As per the 1003 document the borrower is working as a xx	Not Applicable	Missing or error on the Rate Lock	Field: Application Date (Baseline script version) Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx |---| xx (Days) |----| Comment: NA Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: xx.xxx%   Variance %: xx.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: xx (Days)   Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: MI Cancelled Date   Loan Value: Not Applicable   Tape Value: x/XX/xxxx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: $xxxxxx.xx   Tape Value: $xxxxxx.xx   Variance: $xxxx.xx   Variance %: x.xxxxx%   Comment: Appraisal doc reflects $xx as appraised value.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxx   Tape Value: xxxx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: As per note property address is xx. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Subject approve at 42%. Seller tape shows, homebuyer's education is not completed and no further details provided."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
857882	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,351.18	11/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,631.61	3.000%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Commercial Prop	xx	xx	Investor	Yes	Yes	Yes	812	808	41.451%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2020 with the lender MERS as nominee for xx in the amount of $xx which was recorded on xx/XX/2020 with instrument#xx.

There is no chain of assignment as the subject mortgage is with the original lender.

No active judgments or liens have been found against the borrower/subject property.

Combined annual installment taxes of 2021 have been paid in the amount of $5,137.13 on xx/XX/2021. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment was received on xx/XX/2021 which was applied to xx/XX/2021. The next due date for payment is xx/XX/2022. The borrower pays the P&I in the amount of $1,631.61 with an interest rate of 3.000%. The current UPB reflected is in the amount of $xx.	xx:As per the review of collection comments, the current status of the loan is performing. According to the payment history as of xx/XX/2021, the borrower is current with the loan. The next due date for payment is xx/XX/2022. The current UPB reflected is in the amount of $xx. No comments have been found regarding the borrower’s income being impacted due to the covid-19 pandemic. No comments have been found regarding the subject property condition. Unable to confirm the current employment details from available documents and collection comments. xx:xx:xx	Not Applicable	Field: Application Date (Baseline script version) Loan Value: xx/XX/xxxx Tape Value: xx/XX/xxxx |---| xx (Days) |----| Comment: Updated as per note. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: NA   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: xx (Days)   Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxx   Tape Value: xxxxxxxxxxx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx  Tape Value: xx   Variance:    Variance %:    Comment: The Note signed on xx reflects the property address as xx.   Tape Source: Initial   Tape Type:
																																																																																				Field: Subject Property Type Loan Value: Commercial Prop Tape Value: PUD Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Commercial Prop (Lvl 4) "Per tape subject is a condotel. Elevated for client review because not a standard investor type of property. Subject is a unit in a hotel with commercial amenities."	* Missing Required Disclosures (Lvl 3) "The operating income statement is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
74505644	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,764.16	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,186.43	3.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Commercial Prop	xx	xx	Secondary	Yes	Yes	Yes	797	Not Applicable	4.805%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2020 which was recorded on xx/XX/2020 in the amount of $xx with xx
The chain of assignment has not been completed. Currently, the mortgage is with xx However; it should be with Homepoint.
No active liens and judgments against the borrower/property.
No delinquent taxes have been found.	According to the payment history as of xx/XX/2021, the borrower is current with the payments. The last payment was received on xx/XX/2021 which was applied to xx/XX/2021. The next due date for payment is xx/XX/2022. The P&I is in the amount of $2,186.43 and the PITI is in the amount of $2,641.81. The UPB reflected as per the payment history is in the amount of $xx.	xx:The loan is currently is performing. According to the payment history as of xx/XX/2021, the borrower is current with the payments. The last payment was received on xx/XX/2021 which was applied to xx/XX/2021. The next due date for payment is xx/XX/2022. The P&I is in the amount of $2,186.43 and the PITI is in the amount of $2,641.81. The UPB reflected as per the payment history is in the amount of $xx.
The reason for default is unavailable.
Unable to determine the current occupancy and condition of the subject property.
As per the 1003 document the borrower is working as an xx at “xx	Not Applicable	Initial Escrow Acct Disclosure Missing Initial Closing Disclosure Missing or error on the Rate Lock	Field: Application Date (Baseline script version) Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx |---| xx (Days) |----| Comment: Application Date is x/XX/xxxx Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not applicable.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxMMMMM   Tape Value: xxxxxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Note signed on xx reflects the property address as xx.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Commercial Prop Tape Value: Low Rise Condo (x-x Stories) Variance: Variance %: Comment: The Appraisal dated x/XX/xxxx reflects the subject property as a high rise condominium. Mortgage notarized on x/XX/xxxx contains a condominium rider. Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Commercial Prop (Lvl 4) "Per tape subject is a condotel. Elevated for client review because not a standard second home type of property. Subject is a unit in a hotel with commercial amenities."	* ComplianceEase State Regulations Test Failed (Lvl 3) "This loan failed the late fees test due to the loan had late fees that do not conform to the requirements for the lender's license type in the state where the property is located."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3)     "TRID tolerance test is incomplete due to Initial CD is missing from loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure is signed by the borrower is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial closing disclosure is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Missing Required Disclosures (Lvl 3) "Your home loan toolkit is missing from the loan documents."	* ComplianceEase TILA Test Failed (Lvl 2) "The finance charge disclosed on the Final CD is $xx. Calculated Finance Charge $xx for an under the disclosed amount of $225.00. The reason for Finance Charge under disclosure is unknown as the Fee Itemization and the Compliance Findings are missing. Subject loan is a purchase, originated on xx and the SOL is 1 year."		Moderate	Not Covered	Fail	Pass	Not Covered	Fail	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
15575909	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,935.35	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,161.72	2.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	750	Not Applicable	42.455%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 with the lender MERS as nominee for xx in the amount of $xx which was recorded on xx/XX/2021 with instrument#xx.

There is no chain of assignment as the subject mortgage is with the original lender.

No active judgments or liens have been found against the borrower/subject property.

Combined annual installment taxes of 2021 have been paid in the amount of $1,857.94 on xx/XX/2021. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment was received on xx/XX/2021 which was applied to xx/XX/2021. The next due date for payment is xx/XX/2022. The borrower pays the P&I in the amount of $1,161.72 and PITI in the amount of $1,551.77. The current UPB reflected is in the amount of $xx.	xx:As per the review of collection comments, the current status of the loan is performing. According to the payment history as of xx/XX/2021, the borrower is current with the loan. The next due date for payment is xx/XX/2022. The current UPB reflected is in the amount of $xx. No comments have been found regarding the borrower’s income being impacted due to the covid-19 pandemic. No comments have been found regarding the subject property condition. As per the final loan application, the borrower is working at xx	Not Applicable	Field: Application Date (Baseline script version) Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx |---| xx (Days) |----| Comment: Application date is x/XX/xxxx. Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: xx (Days)   Variance %:    Comment: The last payment was received on xx/XX/xxxx which was applied to xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: MI Cancelled Date   Loan Value: Not Applicable   Tape Value: x/XX/xxxx   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: xxxxxxx Tape Value: xxxxxxx Variance: Variance %: Comment: Payment history string is xxxxxxx. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan fails qualified mortgage lending policy points and fees test due to fees charged $xx exceeds Fees threshold of $8,263.64 Over by +$3,247.36.
The below fees were included in the test:
Mortgage broker fee (Indirect) $8,050.14
Points - loan discount fee paid by borrower: $3,460.86"
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $xx exceeds Fees threshold of $8,263.64 Over by +$3,247.36.
The below fees were included in the test:
Mortgage broker fee (Indirect) $8,050.14
Points - loan discount fee paid by borrower: $3,460.86"
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Seller tape shows homebuyer's education completed after note date."			Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
41163945	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,318.87	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,456.48	3.125%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	790	776	40.789%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Updated title dated xx/XX/2022 shows that subject mortgage was originated on xx/XX/2021 in the amount of $xx which was recorded on xx/XX/2021 by lender, xx.
 The assignment of mortgage has been completed as the loan is with original lender.
No active judgments or liens have been found.
Property taxes of 2021-22 are due on xx/XX/2022 in the amount of $2318.87. The last installment of taxes was paid on xx/XX/2021.	Payment history as of xx/XX/2021 shows that borrower is current with loan payments and next due date is xx/XX/2022. The last payment was made on xx/XX/2021 in the amount of $1456.48 for the due date xx/XX/2021. The current UPB is $xx and interest rate is 3.125%.	xx:Current status of the loan is performing and next payment due date is xx/XX/2022. Payment history shows that last payment was applied on xx/XX/2021 in the amount of $1456.48 for the due date xx/XX/2021. No evidence of Covid impact has been found. No evidence of post-closing bankruptcy has been found. Property is occupied by owner.
As per 1003, the borrower works at xx	Not Applicable	Missing or error on the Rate Lock	Field: Application Date (Baseline script version) Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx |---| xx (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: xx (Days)   Variance %:    Comment: As per payment history, the last payment date is xx/XX/xxxx.   Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Loan Value: xxxxxxx Tape Value: xxxxxxx Variance: Variance %: Comment: As per payment history, the pay string is xxxxxx Tape Source: Initial Tape Type:	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 41%. Seller tape shows DTI is 57.73%. Further details not provided. Unable to rely on available docs in loan file and unable to calc ATR."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
93233717	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,588.37	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,207.26	3.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	632	Not Applicable	48.901%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 with the lender MERS as nominee for xx in the amount of $xx which was recorded on xx/XX/2021 with instrument#xx.

There is no chain of assignment as the subject mortgage is with the original lender.

No active judgments or liens have been found against the borrower/subject property.

Combined annual installment taxes of 2021 have been paid in the amount of $4,404.84 on xx/XX/2021. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment was received on xx/XX/2021 which was applied to xx/XX/2021. The next due date for payment is xx/XX/2022. The borrower pays the P&I in the amount of $1,207.26 and PITI in the amount of $1,905.23. The current UPB reflected is in the amount of $xx.	xx:As per the review of collection comments, the current status of the loan is performing. According to the payment history as of xx/XX/2021, the borrower is current with the loan. The next due date for payment is xx/XX/2022. The current UPB reflected is in the amount of $xx. No comments have been found regarding the borrower’s income being impacted due to the covid-19 pandemic. No comments have been found regarding the subject property condition. As per the final loan application, the borrower is working at xx	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| x.xxx% |----| x.xxxxx% Comment: The borrowers income is $x,xxx.xx after Subject loan the proposed amount $x,xxx.xx and total non-housing payments is $xxx.xx hence, the calculated DTI ratio is xx.xxx%. Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: xx (Days)   Variance %:    Comment: The last payment was received on xx/XX/xxxx which was applied to xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxx   Tape Value: xxxxxx   Variance:    Variance %:    Comment: Payment history string is xxxxxx.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value:xx Variance: Variance %: Comment: Original note reflects property street name as xx. Tape Source: Initial Tape Type:	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx as the borrower's income was xx and total expenses are in the amount of xx per AUS/DU (xx) and its recommendation is “xx	* ComplianceEase Exceptions Test Failed (Lvl 3) "Closing Disclosure dated 05/XX/2021 does not reflect a signature and the document tracking disclosure was not located. Three day mail method for delivery and receipt was used and loan is failing for timing of this TRID. Document tracker is required to ensure timing and clear timing fail."
																																																																																							* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Missing valid COC for a fee increase on CD dated 05/XX/2021. LE dated 04/XX/2021 reflects a Credit Report Fee of $100.00; however, CD dated 05/XX/2021 reflects a Credit Report Fee at $176.58. This is a fee increase of $76.58 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
77668340	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$985.06	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$694.81	3.250%	240	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	754	Not Applicable	46.129%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx/XX/2022 shows that the subject mortgage was originated on xx/XX/2020 and recorded on xx/XX/2020 for the amount $xx held by xx.

The chain of assignment is complete. Currently, the loan is with original lender.

There is one HOA lien active against the subject property in the amount of $573.00 held by “xx IV xx” which was recorded on xx/XX/2013.

There are multiple prior state tax liens active against the subject borrower in the total amount of $10,000.00 in the favor of “xx” recorded on xx/XX/2012.

There are multiple prior IRS liens active against the subject borrower in the total amount of $10,000.00 in the favor of “xx” recorded on xx/XX/2012.

There are multiple prior judgments active against the subject borrower in the total amount of $xx in the favor of multiple plaintiffs recorded on different dates.

There is one junior UCC lien active against the property in the favor of “xx” and recorded on xx/XX/2021.

2nd half county taxes of 2021 are due in the amount of $492.53 for xx/XX/2022.

No delinquent taxes have been found for the prior year.	Review of payment history as of xx/XX/2021 shows that the borrower is current with the loan. The next due date is xx/XX/2022. The last payment was received on xx/XX/2021 in the amount of $694.81 with interest rate 3.250 % which was applied for the due date xx/XX/2021. The current UPB as of the date is $xx.	xx:The current status of the loan is performing.
Review of payment history as of xx/XX/2021 shows that the borrower is current with the loan. The next due date is xx/XX/2022. The last payment was received on xx/XX/2021 in the amount of $694.81 with interest rate 3.250 % which was applied for the due date xx/XX/2021. The current UPB as of the date is $xx.
The loan was originated on xx/XX/2020. However, Covid-19 attestation is missing from the loan file.
No bankruptcy and foreclosure evidence has been found.
No damage or repairs have been found.
As per final 1003, the borrower is working at xx as a xx from 2.58 year. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Application Date (Baseline script version) Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx |---| xx (Days) |----| Comment: Application date is xx/XX/xxxx. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: As per tape data borrower DTI ratio percent as xx.xxx%, However final application documents reflects as xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxmmmmm   Tape Value: xxxxxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Property address street is xx. Tape Source: Initial Tape Type:	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx the borrower income was xx and total expenses are in the amount of $905.51 and the loan was underwritten by DU xx and its recommendation is Approve/Ineligible with a DTI of xx	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approve/ineligible at 46.13%. Per tape, BWR undisclosed liability at closing may push DTI over 55.69%. Further details not provided. Unable to rely on docs in file and unable to calc ATR."
																																																																																								* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the post-consummation cure reimbursement and revised closing disclosure delivery date test due to the post-consummation revised closing disclosure delivery date xx is more than 60 calendar days after the consummation date 06/XX/2020. Subject loan is a refinance, originated on xx and the SOL is 3 years."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
27760443	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$3,927.20	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,413.64	3.125%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	Not Applicable	xx	Investor	Yes	Yes	No	792	Not Applicable	36.136%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2022 shows that the subject mortgage was originated on xx/XX/2021 and was recorded on xx/XX/2021 in the amount of $xx, with MERS as nominee for xx, recorded with the Instrument#xx.

The chain of assignment has been completed. The last assignment is with MERS as nominee for xx.

No active liens and judgments have been found against borrower and property.

There are no prior year real estate delinquent taxes.	According to the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment was received on xx/XX/2021, the applied date was xx/XX/2021 and the next due date for payment is xx/XX/2022.The P&I is in the amount of $1,413.64 and PITI is in the amount of $1,413.64. The UPB reflected as per the payment history is in the amount of $xx.	xx:The current status of the loan is performing.
 According to the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment was received on xx/XX/2021, the applied date was xx/XX/2021 and the next due date for payment is xx/XX/2022.The P&I is in the amount of $1,413.64 and PITI is in the amount of $1,413.64. The UPB reflected as per the payment history is in the amount of $xx.
The subject property has been occupied by the owner. The borrower's intention is to keep the property.
No evidence has been found regarding bankruptcy and foreclosure.
As per the review of collection comments, the subject property is in good condition. No evidence of damage or repairs has been found.
No evidence has been found regarding COVID-19.
As per the 1003, the borrower is working xx	Not Applicable	Appraisal (Incomplete)	Field: Application Date (Baseline script version) Loan Value: x/XX/xxxx Tape Value: xx/XX/xxxx |---| xxx (Days) |----| Comment: Final application reflects application date as x/XX/xxxx. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: xx (Days)   Variance %:    Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxx   Tape Value: xxxxxxx   Variance:    Variance %:    Comment: updated as per review.   Tape Source: Initial   Tape Type:
																																																																																				Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Note reflects property address as xx. Tape Source: Initial Tape Type:	4: Unacceptable	* DSCR is less than 1.00 (Lvl 4) "Subject tape is showing missing PITI for other BWR investment properties. Impact unknown. Loan is an NOO and not subject to ATR/QM testing but elevating for client review as unable to determine reasonableness of DSCR for loan and overall BWR status."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan closed without an appraisal. However, PIW disclosure signed by the borrower is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
34040343	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$715.70	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$886.92	3.250%	300	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	686	Not Applicable	44.994%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx/XX/2022 shows that the subject mortgage was originated on xx/XX/2021 and recorded on xx/XX/2021 for the amount $xx held by xx & xx, LLC.

The chain of assignment has not been completed. The last assignment should be with xx.

No active judgments or liens have been found.

No delinquent taxes have been found for the prior year.	Review of payment history as of xx/XX/2021 shows that the borrower is current with the loan. The next due date is xx/XX/2022. The last payment was received on xx/XX/2021 in the amount of $886.92 with interest rate 3.250 % which was applied for the due date xx/XX/2021. The current UPB as of the date is $xx.	xx:The current status of the loan is performing.
Review of payment history as of xx/XX/2021 shows that the borrower is current with the loan. The next due date is xx/XX/2022. The last payment was received on xx/XX/2021 in the amount of $886.92 with interest rate 3.250 % which was applied for the due date xx/XX/2021. The current UPB as of the date is $xx.
The loan was originated on xx/XX/2021. However, Covid-19 attestation is missing from the loan file.
No bankruptcy and foreclosure evidence has been found.
No damage or repairs have been found.
As per final 1003, the borrower is working at xx as a xx from 3 year. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Application Date (Baseline script version) Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx |---| xx (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: xxxx Tape Value: xxxx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx The borrower's income is xx and total expenses are in the amount of $2,037.96. The loan is underwritten using DU (xx ) and its recommendation is “Approve/Ineligible” with a DTI of xx	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan failed charges that cannot increase 0% tolerance test and charges that in total cannot increase more than 10% tolerance test due to loan failed Initial LE estimate delivery and timing test. Initial LE dated 4/XX/2021 delivered on 4/XX/2021 which is more than 3 business days from initial application date 4/XX/2021."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed compliance ease delivery and timing test. Initial loan estimate is dated 4/XX/2021 and delivery date is 4/XX/2021. Initial application date is 4/XX/2021. Document tracker proving the delivery of initial LE within 3 business days is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape shows that DU is ineligible due to multiple high-risk factors."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
49848529	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,668.72	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,174.02	3.000%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	771	Not Applicable	47.249%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Updated title dated xx/XX/2022 shows that subject mortgage was originated on xx/XX/2020 in the amount of $xx which was recorded on xx/XX/2020 by lender, xx.
The assignment of mortgage has been completed as the loan is with original lender.
There is a junior mortgage on the subject property in the amount of $xx which was originated on xx/XX/2021 and recorded on xx/XX/2021 by lender, xx .
 The assignment of mortgage has been completed as the loan is with original lender.
Property taxes of 2021 are due in installments. The 1st installment is due on xx/XX/2022 in the amount of $1668.72. The utility charges are due on xx/XX/2022 in the amount of $129.58.	Payment history as of xx/XX/2021 shows that borrower is current with loan payments and next payment due date xx/XX/2022. The last payment was applied on xx/XX/2021 in the amount of $2736.77 for the due date xx/XX/2021. The current UPB is $xx and interest rate is 3.00%.	xx:Current status of the loan is performing and next payment due date is xx/XX/2022. Payment history as of xx/XX/2021 shows that last payment was applied on xx/XX/2021 in the amount of $2736.77. No evidence of Covid impact has been found.
No evidence of post-closing bankruptcy has been found. No damages or repairs have been noted in the collection comments.
Property is occupied by owner.
As per 1003, the borrower works at xx for the 20 years. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Application Date (Baseline script version) Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx |---| xx (Days) |----| Comment: Final application shows, application date is x/XX/xxxx. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: xxxxxxxxxxxxmmmm Tape Value: xxxxxxxxxxxx Variance: Variance %: Comment: As per payment history, the pay string is xxxxxxxxxxxxx Tape Source: Initial Tape Type:	3: Curable	* Intent to Proceed Missing (Lvl 3) "The borrower's intent to proceed is missing in loan file."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approve/eligible at 47.24%. Tape shows other undisclosed liability. DTI may rise to 60.81%. Further details not provided. Unable to rely on docs in file and unable to calc ATR."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 47.24%, the borrower’s income was $7,059.14 and total expenses are in the amount of $3,335.34 and the loan was underwritten by LP xx) and its recommendation is “Accept” with a DTI of 47.00%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
17348492	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,883.75	01/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$992.27	3.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	712	Not Applicable	28.952%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the pro-title dated xx/XX/2022 reflects that the subject mortgage was originated on xx/XX/2021 with the lender MERS as nominee for xx, Inc in the amount of $xx, which was recorded on xx/XX/2021.
No assignment has been found. The current assignment is with the MERS as nominee for xx
No active liens and judgments have been found.
The first and second county taxes of 2020 have been on xx/XX/2021 and xx/XX/2021 respectively for the total amount of $2,883.75.
The first installment county taxes of 2021 have been paid on xx/XX/2022.
No prior years delinquent taxes have been found.	According to a review of the payment history as of xx/XX/2022, the borrower is performing with the loan and the next due date for the regular payment is xx/XX/2022. The last payment was received on xx/XX/2022 total in the amount of PITI $1,384.62 which includes P&I $992.27 with the rate of interest of 3.25%, which was applied for the due date of xx/XX/2022. The UPB reflected in the latest payment history is in the amount of $xx.	xx:The latest collection comments are missing from the loan file. The current status of the loan is performing.
According to a review of the payment history as of xx/XX/2022, the borrower is performing with the loan and the next due date for the regular payment is xx/XX/2022.  The last payment was received on xx/XX/2022 total in the amount of PITI $1,384.62 which includes P&I $992.27 with the rate of interest of 3.25%, which was applied for the due date of xx/XX/2022.  The UPB reflected in the latest payment history is in the amount of $xx.
No foreclosure activity has been found.
No pertaining bankruptcy-related details have been found.
Unable to determine the current condition and occupancy of the subject property due to missing collection comments.
As per the final application, the borrower is working at thexx
The loan was originated on xx/XX/2021. xx of Employment letter is available at xx. xx:xx:xx	Not Applicable	Field: Post-Close DTI per xxxx Loan Value: xx.xxx% Tape Value: xx.xxx% |---| x.xxx% |----| x.xxxxx% Comment: As per Final xxxx application post-close DTI as xx.xxx%. Tape Source: Initial Tape Type:
Field: Post-Close Housing Ratio per xxxx Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: x.xxx% Variance %: x.xxxxx% Comment: As per Final xxxx application post-close housing ratio as xx.xxx%. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase TILA Test Failed (Lvl 2) "1. Finance charge disclosed on Final CD as $xx. Calculated Finance charge is $xx for an under disclosed amount of -$175.00. Reason for Finance Charge under disclosure is unknown as the Fee Itemization is missing.

																																																																																								2. Finance charge disclosed on Post CD as $xx. Calculated Finance charge is $xx for an under disclosed amount of -$125.00. Reason for Finance Charge under disclosure is unknown as the Fee Itemization is missing. Subject loan is a purchase, originated on xx and the SOL is 1 year."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
60898481	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,839.84	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,007.63	3.000%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Secondary	Yes	Yes	Yes	779	Not Applicable	43.594%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2020 and was recorded on xx/XX/2020, in the amount of $xx, with MERS as nominee for xx

The chain of assignment has been completed. Currently, the assignment is MERS as nominee for xx

No active judgments or liens have been found against the borrower.
Annual combined taxes of 2021 have been paid on xx/XX/2021 in the amount of $1,839.84.	According to the payment history as of xx/XX/2021, the current status of the loan is performing. The last payment was received on xx/XX/2021 which was applied for the due date of xx/XX/2022 and the next due date for payment is xx/XX/2022. The P&I is in the amount of $1,007.63 and PITI is in the amount of $1,670.27. The UPB reflected as per the payment history is in the amount of $xx.	xx:The current status of the loan is performing.
According to the payment history as of xx/XX/2021, the last payment was received on xx/XX/2021 which was applied for the due date of xx/XX/2022 and the next due date for payment is xx/XX/2022. The P&I is in the amount of $1,007.63 and PITI is in the amount of $1,670.27. The UPB reflected as per the payment history is in the amount of $xx.
The seller’s tape data shows that the borrower is unemployed at time of loan closing. The loan was originated on xx/XX/2020.
No evidence has been found regarding damage or repairs in the latest servicing comments. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock Origination Appraisal	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| x.xxx% |----| x.xxxxx% Comment: NA Tape Source: Initial Tape Type:
Field: Borrower Last Name Loan Value: Cain Tape Value: Caine Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Initial Loan Estimate delivery date test failed due to initial LE dated 8/XX/2020 and signed on 9/XX/2020 which is more than 3 business days from initial application date 8/XX/2020."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "This loan failed the bona fide discount points test. Due to the loan is a first lien mortgage and has a principal amount that is greater than or equal to $10,000 and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3)     "ComplianceEase TRID tolerance test is incomplete due to initial CD is missing from the loan documents."
* Missing Appraisal (Lvl 3)     "Appraisal report is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 43.54%. Tape shows BWR was not employed at closing and borrower was subsequently terminated. Unable to rely on docs in file and unable to calc ATR"
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.594%, the borrower's income is $xx and total expenses are in the amount of $7,161.66 and the loan was underwritten by DU xx and its recommendation is “Approve/Eligible” with a DTI of 43.85%."		Moderate	Not Covered	Pass	Pass	Pass	Fail	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
37378532	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$3,881.90	11/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$666.79	2.500%	180	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	768	805	46.316%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2022 shows that the subject mortgage was originated in the amount of $xx on xx/XX/2020 with the lender MERS as nominee for xx which was recorded on xx/XX/2021.
The chain of the assignment has been completed. The latest assignment is with xx.
There is a prior mortgage in the favor of Bi-xx in the amount of $xx which was recorded on xx/XX/2015.
No active judgments or liens have been found.
Taxes of 202/xx have been paid in the amount of $3,874.46.
Taxes of 2022 are due in the amount of $118.46.	According to the payment history as of xx/XX/2021, the borrower is current with the loan and the last payment was received on xx/XX/2021 which was applied for xx/XX/2021 and the next due date for the payment is xx/XX/2022. The P&I is in the amount of $666.79 and PITI is in the amount of $1,079.58. The UPB reflected is in the amount of $xx.	xx:As per the review of the servicing comments, the loan is in performing and the borrower is current with the loan and the last payment was received on xx/XX/2021 which was applied for xx/XX/2021 and the next due date for the payment is xx/XX/2022. The P&I is in the amount of $666.79 and PITI is in the amount of $1,079.58. The UPB reflected is in the amount of $xx.
No comments have been found regarding foreclosure in the latest servicing comments.
No comments have been found regarding bankruptcy in the latest servicing comments.
The subject property has been occupied by the owner. Recent servicing comments do not reflect any damage pertaining to the subject property. xx:xx:xx	Not Applicable	Missing Initial Closing Disclosure Missing Initial LE Origination Appraisal	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| -x.xxx% |----| -x.xxxxx% Comment: Total Original PITIA for Debt Ratios: (Real Estate Taxes $xxx.xx + Hazard Insurance $xx.xx + Flood Insurance $xx.xx + MI $xx.xx+ HOA Dues $xx.xx + P&I $x,xxx.xx + other debts $xxx.xx) equals $x,xxx.xx. Monthly income $x,xxx.xx. DTI reelects xx.xxx%. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "TRID tolerance test is incomplete due to initial LE and initial CD documents are missing from loan documents."
* Missing Appraisal (Lvl 3)     "Appraisal report is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial closing disclosure is missing from the loan documents."
* Missing Initial LE (Lvl 3) "Initial loan estimate is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approve at 48.21%. Seller tape shows, income miscalculation and undisclosed debts may push DTI to 67%. No further details provided. Unable to rely on documents in file and unable to calculate ATR."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 46.316%, the borrower’s income is $3,013.01 and total expenses are in the amount of $1,395.50 and the loan was underwritten by DUxxx and its recommendation is “Approve/Eligible” with a DTI of 48.21%. Transmittal summary reflects DTI of 46.316% and Post closed DU dated 11/XX/2021 DTI of 48.21%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
67465028	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,797.42	01/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$809.04	2.875%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	735	777	43.714%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2020 and was recorded on xx/XX/2020 in the amount of xx with lender is MERS as nominee for xx.
The chain of assignment has been completed. Currently, the mortgage is with MERS as nominee for xx which was recorded on xx/XX/2020.
No active judgments or liens have been found.
Annual taxes of 2021 have been paid in the amount of $2685.22. No prior year delinquent taxes have been found.	As per the review of payment history as of xx/XX/2021, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2021 in the amount of $1,119.04 which was applied for xx/XX/2021. The current P&I is in the amount of $809.04 and current PITI is in the amount of $1,119.04 with an interest rate of 2.875%. The current UPB reflected as per the payment history is in the amount of $xx.	xx:The loan is currently performing and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2021 in the amount of $1,119.04 which was applied for xx/XX/2012. No evidence of post-closing foreclosure and bankruptcy has been found. The property is owner occupied. No comments have been found stating the borrower’s income was impacted by Covid.
xx	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| x.xxx% |----| x.xxxxx% Comment: Final application reflects borrower DTI ratio percent as xx.xxx%. Tape Source: Initial Tape Type:
Field: Current Legal Status Loan Value: Collections, >= xxx Days Tape Value: Performing Variance: Variance %: Comment: The loan is currently in collections and the next due date for payment is x/XX/xxxx. The first payment is due for x/XX/xxxx. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "ComplianceEase TRID tolerance test is incomplete due to initial closing disclosure is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 43.71%. Tape shows co-borrower was not employed at time of closing and that may push DTI to 59.17%. Unable to rely on documents in file and unable to calculate ATR."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.71%, the borrower’s income is $8,655.59 and total expenses are in the amount of $3,783.71 and the loan was underwritten by AUS/DU xx and its recommendation is Approve/Eligible with a DTI of 43.71%."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
97608446	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other	$0.00	$11,368.00	10/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,064.81	3.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	781	776	12.735%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the note, the subject loan was originated on xx/XX/2021, in the amount of $xx, with xx, a xx Company.

There is an active mortgage against the subject property which was prior to subject mortgage in the favor of MERS as nominee for xx Company LP, which was originated on xx/XX/2019 and recorded on xx/XX/2019 in the amount of $xx.

 No active judgments or liens have been found against the borrower.

Annual combined & school taxes of 2021 have been paid on xx/XX/2021 & xx/XX/2021 in the amount of $521.46.	According to the payment history as of xx/XX/2021, the current status of the loan is performing. The last payment was received on xx/XX/2021 which was applied for the due date of xx/XX/2021 and the next due date for payment is xx/XX/2022. The P&I is in the amount of $3,064.81 and PITI is in the amount of $4,914.39 The UPB reflected as per the payment history is in the amount of $xx.	xx:The current status of the loan is performing.
According to the payment history as of xx/XX/2021, the last payment was received on xx/XX/2021 which was applied for the due date of xx/XX/2021 and the next due date for payment is xx/XX/2022. The P&I is in the amount of $3,064.81 and PITI is in the amount of $4,914.39 The UPB reflected as per the payment history is in the amount of $xx.
As per the loan application, the borrower is self-employed and working at xx	Not Applicable	Missing Initial Closing Disclosure	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| -x.xxx% |----| -x.xxxxx% Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the Pennsylvania license validation test.

The Pennsylvania HB 2179 requires non-exempt mortgage lenders engaged in the business of making mortgage loans to be licensed, effective November 5th, 2008.
The Pennsylvania Mortgage Lender License and Pennsylvania Exemption Letter (Mortgage Act) are not available for loans with a closing date before November 5th, 2008. Additionally, the Pennsylvania First Mortgage Banker License, Pennsylvania Secondary Mortgage Loan License, Pennsylvania Unlicensed (Subordinate Lien), and Pennsylvania Exemption Letter are not available for loans with a closing date on or after January 1st, 2009"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "This loan has failed Initial Closing Disclosure is missing from the loan documents.

Initial LE was issued on 7/XX/2021 and borrower has signed it on 7/XX/2021. The difference is more than 3 business days."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3)     "Test is incomplete as initial CD is missing in the loan file."
* DU/GUS/AUS has issues or conditions (Lvl 3)     "Pre-close DU is missing in the loan file. Post-close DU is located at "xx" and it's recommendation is "Approve/Ineligible" at 12.74%."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial Closing Disclosure is missing from the loan documents."
																																																																																							* Missing Required Disclosures (Lvl 3) "Your home loan toolkit / acknowledgment / disclosure tracking is missing in the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 12.74%.Tape shows SE income unsupported and missing bank statements and tax returns. Unable to rely on documents in file and unable to calculate ATR."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
21420637	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$10,724.39	11/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,462.28	2.875%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	803	817	38.762%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the pro-title dated xx/XX/2022 reflects that the subject mortgage was originated on xx/XX/2021 with the lender MERS as nominee for xx Mortgage,
LLC is in the amount of $xx, which was recorded on xx/XX/2021.
No assignment has been found. The current assignment is with the lender MERS as nominee for xx.
There is a prior bond against the borrower in the favor of xx Company for the amount of $xx which was recorded on xx/XX/2017.
The first installment combined taxes of 2021-22 have been paid on xx/XX/2021 in the amount of $5,362.19 and the second installment taxes are due on xx/XX/2022 in the amount of $5,362.19.
No prior year’s delinquent taxes have been found.	According to a review of the payment history as of xx/XX/2021, the borrower is performing with the loan and the next due date for the regular payment is xx/XX/2022. The last payment was received on xx/XX/2021 total in the amount of P&I $3,462.28 with the rate of interest of 2.875%, which was applied for the due date of xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.	xx:According to the review of the servicing comments, the borrower is performing with the loan.
According to a review of the payment history as of xx/XX/2021, the borrower is performing with the loan and the next due date for the regular payment is xx/XX/2022.  The last payment was received on xx/XX/2021 total in the amount of P&I $3,462.28 with the rate of interest of 2.875%, which was applied for the due date of xx/XX/2021.  The UPB reflected in the latest payment history is in the amount of $xx.
No modification, forbearance details are available in recent collections comments.
No foreclosure activity has been found.
No pertaining bankruptcy-related details have been found.
Unable to determine the occupancy and current condition of the subject property from the available servicing comments. No comment pertaining to the damage on the subject property has been observed.
As per the final application, the borrower is working at the xx	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| -x.xxx% |----| -x.xxxxx% Comment: The borrower DTI ratio number is xx.xxx%. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "This loan failed the lender credit that cannot decrease test. Missing a valid COC for a non-specific lender credit decreased in the amount of $6.86 on the final CD dated 09/XX/2021."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan failed the lender credit that cannot decrease test. Missing a valid COC for a non-specific lender credit decreased in the amount of $6.86 on the final CD dated 09/XX/2021."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Provided seller’s tape is showing an alert that there are 4 refinance final CDs which are missing."			Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
2209038	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,994.60	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$955.52	3.875%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	665	Not Applicable	59.017%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the pro-title dated xx/XX/2022 reflects that the subject mortgage was originated on xx/XX/2021 with the lender MERS as nominee for xx in the amount of $xx, which was recorded on xx/XX/2021.
No assignment has been found. The current assignment is with the lender MERS as nominee for xx Mortgage.
No active liens and judgments have been found against the borrower and the property.
Annual combined taxes for the year 2021 have been paid on xx/XX/2021 in the amount of $2,994.60.
Annual utility charges of 2022 have been delinquent on xx/XX/2022 for the amount of $256.45 and they were good through on xx/XX/2022..	According to a review of the payment history as of xx/XX/2021, the borrower is performing with the loan and the next due date for the regular payment is xx/XX/2022. The last payment was received on xx/XX/2021 total in the amount of PITI $1,300.00 which includes P&I $955.52 with the rate of interest of 3.875%, which was applied for the due date of xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.	xx:The latest collection comments are missing from the loan file.
According to a review of the payment history as of xx/XX/2021, the borrower is performing with the loan and the next due date for the regular payment is xx/XX/2022.  The last payment was received on xx/XX/2021 total in the amount of PITI $1,300.00 which includes P&I $955.52 with the rate of interest of 3.875%, which was applied for the due date of xx/XX/2021.  The UPB reflected in the latest payment history is in the amount of $xx.
No foreclosure activity has been found.
No details pertaining to the bankruptcy have been found.
Unable to determine the current condition and occupancy of the subject property due to missing collection comments.
																																																																																	As per the final application, the borrower is working at xx	Not Applicable			4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx the borrower’s income was xx and total expenses are in the amount of $1,959.07 and the loan was underwritten by DU (xx) and its recommendation is “Refer with caution” with a DTI of xx				Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
83443015	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$4,600.41	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$827.30	3.125%	240	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	764	764	34.475%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 and was recorded on xx/XX/2021 in the amount of xx with lender is MERS as nominee for xx .
The chain of assignment has been completed. Currently, the mortgage is with MERS as nominee for xx  which was recorded on xx/XX/2021.
There is a senior mortgage in the amount of xx which was recorded on xx/XX/2014 in the favor of xx .
No active judgments or liens have been found.
Annual county taxes of 2021 have been paid in the amount of $4578.50. No prior year delinquent taxes have been found.	As per the review of payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2021 in the amount of $1,364.00 which was applied for xx/XX/2022. The current P&I is in the amount of $827.30 and current PITI is in the amount of $1,364.00 with an interest rate of 3.125%. The current UPB reflected as per the payment history is in the amount of $xx.	xx:The loan is currently performing and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2021 in the amount of $1,364.00 which was applied for xx/XX/2022. No evidence of post-closing foreclosure and bankruptcy has been found. The property is owner occupied. No comments have been found stating the borrower’s income was impacted by Covid.
The borrower xx has been working atxx	Not Applicable	Affiliated Business Disclosure	Field: Escrow Account Indicator Loan Value: Yes Tape Value: No |---| |----| Comment: Final CD reflects Escrow account indicator as Yes. Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxx   Tape Value: xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxx   Tape Value: xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: The Borrower's income is $xx after subject loan the proposed amount $x,xxx.xx.xx and total Non-Housing payments is $x,xxxx.xx hence, the calculated DTI ratio is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Limited Cash Out (GSE definition) Tape Value: No Cash-Out Variance: Variance %: Comment: Final Application and Final DU reflect Limited Cash out. The Borrower(s) received cash out back at closing and paid off liabilities. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Seller tape reflects the issue as EPD - no defect. No further details are provided."
																																																																																							* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "The Affiliated business disclosure is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
13644351	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,673.08	01/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,104.93	3.000%	180	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Secondary	Yes	Yes	No	815	815	0.361%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 and was recorded on xx/XX/2021 in the amount of $xx with lender is MERS as nominee for xx and xx .
The chain of assignment has been completed. Currently, the mortgage is with MERS as nominee for xx and xx  which was recorded on xx/XX/2021.
No active judgments or liens have been found.
1st and 2nd installment taxes for 2020 have been paid in the amount of $3673.08. No prior year delinquent taxes have been found.	As per the review of payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $1,537.19 which was applied for xx/XX/2022. The current P&I is in the amount of $1,104.93 and current PITI is in the amount of $1,537.19 with an interest rate of 3.000%. The current UPB reflected as per the payment history is in the amount of $xx.	xx:The loan is currently performing and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $1,537.19 which was applied for xx/XX/2022. No evidence of post-closing foreclosure and bankruptcy has been found. The property is owner occupied. No comments have been found stating the borrower’s income was impacted by Covid.
Unable to confirm the current employment details from available documents and collection comments. xx:xx:xx	Not Applicable	Appraisal (Incomplete)	Field: Escrow Account Indicator Loan Value: Yes Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: xx (Days)   Variance %:    Comment: As per the review of payment history as of x/XX/xxxx, the borrower is current with the loan and the next due date for payment is x/XX/xxxx. The last payment was received on x/XX/xxxx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxx   Tape Value: xxxx   Variance:    Variance %:    Comment: As per the payment history, the string is xxxxxx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxx   Tape Value: xxxx   Variance:    Variance %:    Comment: As per the payment history, the string reversed is xxxxxxx   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Lower rate or term Tape Value: Limited Cash Out (GSE definition) Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The subject loan was closed without appraisal. However, an executed copy of PIW disclosure is missing from the loan file."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Provided seller’s tape is showing an alert that the subject loan is in early payment default (EPD)."			Minimal	Not Covered	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
32966251	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$824.92	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,096.33	3.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	777	Not Applicable	49.983%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 with the lender MERS as nominee for xx . in the amount of $xx which was recorded on xx/XX/2021 with instrumentxx-xx.

There is no chain of assignment as the subject mortgage is with the original lender.

No active judgments or liens have been found against the borrower/subject property.

Combined annual installment taxes of 2021 have been paid in the amount of $824.92 on xx/XX/2021. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment was received on xx/XX/2021 which was applied to xx/XX/2021. The next due date for payment is xx/XX/2022. The borrower pays the P&I in the amount of $1,096.33 and PITI in the amount of $1,223.14. The current UPB reflected is in the amount of $xx.	xx:As per the review of collection comments, the current status of the loan is performing. According to the payment history as of xx/XX/2021, the borrower is current with the loan. The next due date for payment is xx/XX/2022. The current UPB reflected is in the amount of $xx. The collection comment dated xx/XX/2021 states the borrower’s income was impacted by Covid-19 pandemic. The servicer has been approved for 3 months forbearance plan on xx/XX/2021. No further details have been found. No comments have been found regarding the subject property condition. As per the final loan application, the borrower is working at xx	Not Applicable	Missing or error on the Rate Lock	Field: Escrow Account Indicator Loan Value: Yes Tape Value: No |---| |----| Comment: As per tape data, Escrow Account indicator is No. However Final Closing disclosure reflects escrow account as yes. Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: xx (Days)   Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxx   Tape Value: xxxx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxx   Tape Value: xxxx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: x.xxx% Variance %: x.xxxxx% Comment: As per final application post close DTI is xx.xxx%. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed TRID tolerance test charges that cannot increase 0% and charges that in total cannot increase more than 10% test due to loan failed Initial LE estimate delivery and timing test. Initial LE dated 01/XX/2021 which is digitally received on 01/XX/2021 which is more than 3 business days from initial application date 01/XX/2021."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape shows borrower made the first payment 30 days late and the loan is now unsaleable."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement is missing from the loan documents."
																																																																																							* Missing Required Disclosures (Lvl 3) "Home loan toolkit is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.983%, the borrower's income is $7,831.26 and total expenses are in the amount of $3,914.28 and the loan was underwritten by DU xx and its recommendation is “Approve/Eligible” with a DTI of 49.98%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
32122727	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,103.82	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$478.85	3.625%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	772	Not Applicable	47.951%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2020 and was recorded on xx/XX/2020 in the amount of xx with lender is MERS as nominee for xx, LLC.
The chain of assignment has been completed. Currently, the mortgage is with MERS as nominee for xx, LLC which was recorded on xx/XX/2020.
No active judgments or liens have been found.
Annual county taxes of 2021 have been paid in the amount of $1059.67. No prior year delinquent taxes have been found.	According to the payment history as of xx/XX/2021, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2021 in the amount of $670.86 which was applied for xx/XX/2021. The P&I is in the amount of $478.85 and PITI is in the amount of $670.86. The UPB reflected as per the payment history is in the amount of $xx.	xx:The loan is currently performing and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2021 in the amount of $670.86 which was applied for xx/XX/2021. No evidence of post-closing foreclosure and bankruptcy has been found. The property is owner occupied.
No repairs and damages have been found. No comments have been found stating the borrower’s income was impacted by Covid. The borrower xx is the xx for 4 years. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| -x.xxx% |----| -x.xxxxx% Comment: As per tape data, Borrowers DTI ratio percent is xx.xxx%.However AUS documents shows xx.xxx%. Tape Source: Initial Tape Type:
Field: MERS MIN Number Loan Value: xx-xxxxxxxxxxxxxxxx Tape Value: xxxxxxx-xxxxxxxxxx Variance: Variance %: Comment: N.A Tape Source: Initial Tape Type:	3: Curable	* DSCR is less than 1.00 (Lvl 3) "The net operating income is $6,555.96 and annual payment is (debt services) is $3,344.04 and their debt service cover ratio (DSCR) is 0.84, which is less than 1."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape shows, property was sold prior for $xx on 01/XX/2020.however appraisal report dated on 05/XX/2020 shows appraised value come down to $xx.this indicates value of appraisal deficiencies."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
97745714	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,042.82	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$511.91	3.125%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	Low Rise Condo (1-4 Stories)	Not Applicable	xx	Primary	Yes	Yes	No	820	Not Applicable	29.919%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2022 reflects that the subject mortgage was originated on xx/XX/2020 with the lender MERS as nominee for xx, LLC in the amount of $xx, which was recorded on xx/XX/2020 Instrument# | Book/Page# xx / 690.
The chain of the assignment has been completed.
No active liens and judgments have been found against the borrower and the property.
No prior year’s delinquent taxes have been found.	According to a review of the payment history as of xx/XX/2021, the loan is currently performing and the next due date for the regular payment is xx/XX/2022. The last payment was received on xx/XX/2021 total in the amount of PITI $642.49 which includes P&I $511.91 with the rate of interest 3.125%, which was applied for the due date of xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.	xx:According to the review of the servicing comments, the current status of loan is performing. The next due date for the regular payment is xx/XX/2022. The UPB reflected in the latest payment history is in the amount of $xx.
As per seller’s tape data borrower was not employed at the time of closing.
																																																																																	As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No details have been found regarding damage. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock Origination Appraisal	Field: MERS MIN Number Loan Value: xx-xxxxxxxxxxxxxxxx Tape Value: xxxxxxx-xxxxxxxxxx |---| |----| Comment: Tape Source: Initial Tape Type:	3: Curable		* Missing Appraisal (Lvl 3) "Appraisal report is missing from the loan documents." * Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 30%. Tape shows borrower was not employed at closing. Unable to rely on docs in file and unable to calc ATR."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
16781597	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,806.40	11/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,064.45	2.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	703	Not Applicable	49.045%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2020 which was recorded on xx/XX/2020 in the amount of $xx with xx, LLC.
The chain of assignment has been completed. Currently, the mortgage is with xx, LLC.
No active liens and judgments against the borrower.
No delinquent taxes have been found.	According to the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment was received on xx/XX/2021 which was applied to xx/XX/2021. The next due date for payment is xx/XX/2021. The P&I is in the amount of $1,064.45 and PITI is in the amount of $1,426.82. The UPB reflected as per the payment history is in the amount of $xx.	xx:The loan is currently is performing. According to the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment was received on xx/XX/2021 which was applied to xx/XX/2021. The next due date for payment is xx/XX/2021. The P&I is in the amount of $1,064.45 and PITI is in the amount of $1,426.82. The UPB reflected as per the payment history is in the amount of $xx.
The reason for default is unavailable.
No latest servicing comment has been found to determine the current occupancy and condition of the subject property.
As per the 1003 document the borrower is working at “xx” for 4.5 years. xx:xx:xx	Not Applicable	Field: MERS MIN Number Loan Value: xx Tape Value: xx|---| |----| Comment: Deed of trust notarized xx reflects MIN number as xx. Tape Source: Initial Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: The Appraisal dated xx/XX/xxxx reflects the subject property as a PUD. Mortgage notarized on xx/XX/xxxx contains a PUD rider. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 49.05%. Seller tape shows undisclosed auto loan debt is not included which may push DTI to 69.55%. Unable to rely on documents in file and unable to calculate ATR."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.045%, the borrower’s income is $3,813.33 and total expenses are in the amount of $1,870.23 and the loan was underwritten by DU xx and its recommendation is “Approve/Eligible” with a DTI of 49.05%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
90542276	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,302.34	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$842.13	2.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Secondary	Yes	Yes	No	663	660	44.343%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2020 with the lender MERS as nominee for xx, LLC in the amount of $xx which was recorded on xx/XX/2021 with instrument#xx.

There is no chain of assignment as the subject mortgage is with the original lender.

No active judgments or liens have been found against the borrower/subject property.

Combined annual installment taxes of 2021 have been paid in the amount of $3,170.25 on xx/XX/2021. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment was received on xx/XX/2021 which was applied to xx/XX/2021. The next due date for payment is xx/XX/2022. The borrower pays the P&I in the amount of $842.13 and PITI in the amount of $1,202.74. The current UPB reflected is in the amount of $xx.	xx:As per the review of collection comments, the current status of the loan is performing. According to the payment history as of xx/XX/2021, the borrower is current with the loan. The next due date for payment is xx/XX/2022. The current UPB reflected is in the amount of $xx. No comments have been found regarding the borrower’s income being impacted due to the covid-19 pandemic. No comments have been found regarding the subject property condition. xx:xx:xx	Not Applicable	Missing Dicsloures Missing or error on the Rate Lock	Field: MERS MIN Number Loan Value: xx-xxxxxxxxxxxxxxxx Tape Value: xxxxxxx-xxxxxxxxxx |---| |----| Comment: MERS MIN Number xx-xxxxxxxxxxxxxxxx. Tape Source: Initial Tape Type:
Field: Post-Close Housing Ratio per xxxx Loan Value: xx.xxx% Tape Value: x.xxx% Variance: xx.xxx% Variance %: xx.xxxxx% Comment: Total Original T&I for the debt ratio:( Real Estate Taxes $xxx.xx+Hazard insurance $xx.xx+flood insurance $x.xx+ MI $x.xx+ HOA Dues $x.xx)Present primary housing expenses is $x,xxx.xx. and total monthly income verified is $xx. Hence Post Close DTI per xxxx is xx.xxx%. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 12/XX/2020 reflects points - loan discount fee at $750.00. However, CD dated 12/XX/2020 reflects points - loan discount fee at $2,000.00. This is an increase in fee of $1,250.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows UW did not complete the full appraisal screen in PCL and AUS was run with interior and exterior appraisal."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement is missing from the loan documents."
																																																																																							* Missing Required Disclosures (Lvl 3) "Home loan toolkit is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.343%, the borrower's income is $xx and total expenses are in the amount of $5,794.82 and the loan was underwritten by LP xx and its recommendation is “Accept” with a DTI of 44%."		Moderate	Not Covered	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
80267603	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$9,167.37	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,506.90	2.375%	180	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	684	638	43.625%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 which was recorded on xx/XX/2021 in the amount of $xx with xx, LLC.
The chain of assignment has been completed. Currently, the mortgage is with xx, LLC.
No active liens and judgments against the borrower.
No delinquent taxes have been found.	According to the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment was received on xx/XX/2021 which was applied to xx/XX/2021. The next due date for payment is xx/XX/2022. The P&I is in the amount of $1,506.90 and PITI is in the amount of $2,905.27. The UPB reflected as per the payment history is in the amount of $xx.	xx:The loan is currently is performing. According to the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment was received on xx/XX/2021 which was applied to xx/XX/2021. The next due date for payment is xx/XX/2022. The P&I is in the amount of $1,506.90 and PITI is in the amount of $2,905.27. The UPB reflected as per the payment history is in the amount of $xx.
The reason for default is unavailable.
No latest servicing comment has been found to determine the current occupancy and condition of the subject property.
As per the 1003 document the borrower is working as a xx at “xx” for 44.36 years. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: First Payment Date Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx |---| xx (Days) |----| Comment: Note reflects first payment date as x/XX/xxxx. Tape Source: Initial Tape Type:
Field: MERS MIN Number   Loan Value: xx-xxxxxxxxxxxxxxxx   Tape Value: xxxxxxx-xxxxxxxxxx   Variance:    Variance %:    Comment: Mortgage reflects MERS MIN number as xx-xxxxxxxxxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-x   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Appraisal report reflects subject property type as PUD. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Seller tape shows this loan is not saleable due to aging, the note term was not correct and once corrected we exceeded both Fannie Mae and Freddie Mac's 6 months seasoning allowance. Loan cannot be seasoned more than 6 months from the note date to delivery."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Note data is missing or inaccurate (Lvl 3)     "Note dated 01/XX/2021 reflects P&I as $886.36 and note amount $228K. Final CD dated 01/XX/2021 reflects P&I as $1,506.90, same note amount of $228K . Note date 02/XX/2021 reflects corrected P&I as $1,506.90 which is located at xx"
																																																																																							* Settlement date is different from note date (Lvl 3) "Final CD reflects closing date as 01/XX/2021. Notary's signature date on the Mortgage is 01/XX/2021. Note date is 2/XX/2021."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.62%, the borrower’s income is $8,494.60 and total expenses are in the amount of $3,705.77 and the loan was underwritten by DU xx and its recommendation is “Approve/Eligible” with a DTI of 43.63%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
32468129	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,411.19	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$659.31	2.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	692	Not Applicable	43.640%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 and was recorded on xx

The chain of assignment has been completed. Currently, the assignment is MERS as nominee for xx, LLC.

No active judgments or liens have been found against the borrower.
Annual combined taxes of 2021 have been paid on xx/XX/2021 in the amount of $2,314.74.	According to the payment history as of xx/XX/2021, the current status of the loan is performing. The last payment was received on xx/XX/2021 which was applied for the due date of xx/XX/2021 and the next due date for payment is xx/XX/2022. The P&I is in the amount of $659.31 and PITI is in the amount of $926.56 The UPB reflected as per the payment history is in the amount of $xx.	xx:The current status of the loan is performing.
According to the payment history as of xx/XX/2021, the last payment was received on xx/XX/2021 which was applied for the due date of xx/XX/2021 and the next due date for payment is xx/XX/2022. The P&I is in the amount of $659.31 and PITI is in the amount of $926.56 The UPB reflected as per the payment history is in the amount of $xx.
The reason for default is unable to be determined from the latest servicing comments.
No comment has been found stating that borrower’s income is impacted due to Covid-19.
No evidence has been found regarding damage or repairs in the latest servicing comments. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: MERS MIN Number Loan Value: xx-xxxxxxxxxxxxxxxx Tape Value: xxxxxxx-xxxxxxxxxx |---| |----| Comment: MERS MIN Number reflects xx-xxxxxxxxxxxxxxxx. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan fails compliance ease delivery and timing test. Initial LE dated 12/XX/2020 delivered on 12/XX/2020 which is more than 3 business days from initial application date 12/XX/2020."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test and charges that in total cannot increase more than 10% tolerance test due to loan failed Initial LE estimate delivery and timing test. Initial LE dated 12/XX/2020 delivered on 12/XX/2020 which is more than 3 business days from initial application date 12/XX/2020."
* Loan does not conform to program guidelines (Lvl 3)     "The borrower is first time homebuyer. Seller tape shows homeownership education and housing counseling is not obtained which is needed for first time homebuyer."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.64%, the borrower income was $3,415.56 and total expenses are in the amount of $1,490.56 and the loan was underwritten by DU (xx) and its recommendation is “Approve/Eligible” with a DTI of 43.64%."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
75814837	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$3,386.61	$6,465.35	11/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,088.53	2.812%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Secondary	Yes	Yes	No	751	814	20.090%	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 with the lender MERS as nominee for xx, LLC in the amount of $xx which was recorded on xx/XX/2021 with instrument#2021-xx.

There is no chain of assignment as the subject mortgage is with the original lender.

No active judgments or liens have been found against the borrower/subject property.

Combined 1st installment taxes of 2021/2022 are delinquent in the amount of $3,386.61. The delinquent taxes are good through till xx/XX/2022.

Combined 2nd installment taxes of 2021/2022 are due in the amount of $3,078.74 on xx/XX/2022.	According to the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment was received on xx/XX/2021 which was applied to xx/XX/2021. The next due date for payment is xx/XX/2022. The borrower pays the P&I in the amount of $2,088.53 with an interest rate of 2.812%. The current UPB reflected is in the amount of $xx.	xx:As per the review of collection comments, the current status of the loan is performing. According to the payment history as of xx/XX/2021, the borrower is current with the loan. The next due date for payment is xx/XX/2022. The current UPB reflected is in the amount of $xx. No comments have been found regarding the borrower’s income being impacted due to the covid-19 pandemic. No comments have been found regarding the subject property condition. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Borrower Last Name Loan Value: xx Tape Value: xx |---| |----| Comment: The note dated x/XX/xx and signed at closing, reflects the borrower's last name as xx. Tape Source: Initial Tape Type:
Field: MERS MIN Number   Loan Value: xx-xxxxxxxxxxxxxxxx   Tape Value: xxxxxxx-xxxxxxxxxx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Property County   Loan Value: xx   Tape Value: Lassen   Variance:    Variance %:    Comment: As per UT, the subject property is located in xx  Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: The Appraisal dated x/XX/xx reflects the subject property as a PUD. Mortgage notarized on x/XX/xx contains a PUD rider. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The tape shows this loan was originally kicked from a goldman trade due to what was reported as delinquency. The loan is aged and had to be pulled with FNMA or FHLMC as of 9/1; however, the property is in a declared disaster area in CA and requires a FEMA cert therefore."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Not Covered	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
78078104	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,380.75	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$828.97	3.187%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Investor	Yes	Yes	No	772	795	40.981%	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2022 shows that the subject mortgage was originated on xx/XX/2021 and was recorded on xx/XX/2021 in the amount of $xx, with MERS as nominee for xx, LLC, recorded with the Instrument# xx.

The chain of assignment has been completed. The last assignment is with MERS as nominee for xx, LLC.

Active mortgages, liens and judgments found against the borrower and property is as follows:

1.There is prior mortgage which is subordinate with the subject mortgage active against property in the favor of “xx .”, which was originated on xx/XX/2014 and recorded on xx/XX/2014 in the amount of $xx with Instrument#xx.

2nd installment county taxes of 2021/2022 have been due on xx/XX/2022 in the amount of $1,190.37.	According to the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment was received on xx/XX/2021, the applied date was xx/XX/2021 and the next due date for payment is xx/XX/2022.The P&I is in the amount of $828.97 and PITI is in the amount of $828.97. The UPB reflected as per the payment history is in the amount of $xx.	xx:The current status of the loan is performing.
 According to the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment was received on xx/XX/2021, the applied date was xx/XX/2021 and the next due date for payment is xx/XX/2022.The P&I is in the amount of $828.97 and PITI is in the amount of $828.97. The UPB reflected as per the payment history is in the amount of $xx.
The subject property has been occupied by the owner. The borrower's intention is to keep the property.
No evidence has been found regarding bankruptcy and foreclosure.
 As per the review of collection comments, the subject property is in good condition. No evidence of damage or repairs has been found.
No evidence has been found regarding COVID-19. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: MERS MIN Number Loan Value: xx-xxxxxxxxxxxxxxxx Tape Value: xxxxxxx-xxxxxxxxxx |---| |----| Comment: N.A Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Subject property is NOO. Tape shows subject property is not saleable due to missing of full appraisal and incorrect AUS to deliver with an exterior only appraisal."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement is missing from the loan documents."
																																																																																							* Settlement date is different from note date (Lvl 3) "Final CD reflects closing date as 04/XX/2021. Notary’s signature date on the Mortgage/Deed of Trust is unexecuted. Note date is 04/XX/2021."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
62787739	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,244.55	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,941.70	2.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Commercial Prop	xx	xx	Secondary	Yes	Yes	No	786	Not Applicable	35.671%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx/XX/2022 shows that the subject mortgage was originated on xx/XX/2021 and recorded on xx/XX/2021 for the amount $xx held by xx, LLC.

The chain of assignment is complete.

No active judgments or liens have been found.

No delinquent taxes have been found for the prior year.	Review of payment history as of xx/XX/2021 shows that the borrower is current with the loan. The next due date is xx/XX/2022. The last payment was received on xx/XX/2021 in the amount of $1,941.70 with interest rate 2.875 % which was applied for the due date xx/XX/2021. The current UPB as of the date is $xx.	xx:The current status of the loan is performing.
Review of payment history as of xx/XX/2021 shows that the borrower is current with the loan. The next due date is xx/XX/2022. The last payment was received on xx/XX/2021 in the amount of $1,941.70 with interest rate 2.875 % which was applied for the due date xx/XX/2021. The current UPB as of the date is $xx.
The loan was originated on xx/XX/2021. However, covid-19 attestation is missing from the loan file.
No bankruptcy and foreclosure evidence has been found.
No damage or repairs have been found. xx:xx:xx	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| -x.xxx% |----| -x.xxxxx% Comment: Tape Source: Initial Tape Type:
																																																																																				Field: MERS MIN Number Loan Value: xx-xxxxxxxxxxxxxxxx Tape Value: xxxxxxx-xxxxxxxxxx Variance: Variance %: Comment: MERS Min Number is xx-xxxxxxxxxxxxxxxx. Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Commercial Prop (Lvl 4) "Per tape subject is a xxt review because not a standard second home type of property. Subject is a unit in a hotel with commercial amenities."				Minimal	Not Covered	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
63703566	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$170.00	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,226.89	3.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	726	706	31.834%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 with the lender MERS as nominee for xx, LLC in the amount of $xx which was recorded on xx/XX/2021 with instrument#xx.

There is no chain of assignment as the subject mortgage is with the original lender.

No active judgments or liens have been found against the borrower/subject property.

County 1st and 2nd installment taxes of 2020 have been paid in the amount of $85.00 on xx/XX/2021 and $85.00 on xx/XX/2021. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment was received on xx/XX/2021 which was applied to xx/XX/2021. The next due date for payment is xx/XX/2022. The borrower pays the P&I in the amount of $1,226.89 and PITI in the amount of $1,443.05. The current UPB reflected is in the amount of $xx.	xx:As per the review of collection comments, the current status of the loan is performing. According to the payment history as of xx/XX/2021, the borrower is current with the loan. The next due date for payment is xx/XX/2022. The current UPB reflected is in the amount of $xx. No comments have been found regarding the borrower’s income being impacted due to the covid-19 pandemic. No comments have been found regarding the subject property condition. As per the final loan application, the borrower is working at xx as an xx for 3 years. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: MERS MIN Number Loan Value: xx-xxxxxxxxxxxxxxxx Tape Value: xxxxxxx-xxxxxxxxxx |---| |----| Comment: Mortgage document reflects MIN Number as xxxxxxxxxxxxxxxxxx Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "TRID violation in charges that cannot increase test due to increase of fee in CD dated 08/XX/2021. Initial LE dated 05/XX/2021 does not reflect appraisal re-inspection fee. However, final CD dated 08/XX/2021 reflects appraisal re-inspection fee at $150.00. This is fee increase of $150.00 for 0% tolerance test fee. Valid COC for the increase in fee amount is missing in the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape shows that homeownership education & housing counseling was not obtained prior to closing as required by DU."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
23702063	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,041.11	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,853.12	2.500%	360	xx	xx	Conventional	ARM	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	814	Not Applicable	20.622%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 and recorded on xx/XX/2021, in the amount of $xx with MERS as nominee for xx, LLC.

The chain of assignment has been completed.

No active judgments or liens have been found.

Annual combined taxes of 2021 have been paid in the amount of $4,04.11 on xx/XX/2021.

No prior year delinquent taxes have been found.	According to payment history as of xx/XX/2021, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2021 in the amount of $2,502.27 which was applied for due date xx/XX/2021. The current P&I is in the amount of $1,853.12 and current PITI is in the amount of $2,502.27 with an interest rate of 2.500%. The current UPB reflected as per the payment history is in the amount of $xx.	xx:According to servicing comments, the current status of the loan is performing.

According to payment history as of xx/XX/2021, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2021 in the amount of $2,502.27 which was applied for due date xx/XX/2021. The current P&I is in the amount of $1,853.12 and current PITI is in the amount of $2,502.27 with an interest rate of 2.500%. The current UPB reflected as per the payment history is in the amount of $xx.

The latest property inspection report is not available in the loan file to determine current property condition.

No comment pertaining to the damage on the subject property has been observed.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found. xx:xx:xx	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| -xx.xxx% |----| -xx.xxxxx% Comment: As per final xxxx application post-close DTI as xx.xxx%. Tape Source: Initial Tape Type:
Field: MERS MIN Number Loan Value: xx-xxxxxxxxxxxxxxxx Tape Value: xxxxxxx-xxxxxxxxxx Variance: Variance %: Comment: N.A. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "PIW is missing from the loan documents."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "This loan failed the NC rate spread home loan test due to The loan is a rate spread home loan, as defined in the legislation. For more information please see the North Carolina Rate
Spread Home Loan Article section of the full ComplianceAnalyzer report. While the North Carolina Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "1. Loan fails ComplianceEase delivery and timing test Initial Loan Estimate dated 05/XX/2021. Document is electronically signed by borrower on 05/XX/2021 which is not within 3 business days from initial application date 05/XX/2021.

2.Loan fails ComplianceEase charges that cannot increase test and charges that cannot increase more than 10% due to loan failed initial loan estimate delivery and timing test."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape reflects this loan is unsaleable to Fannie Mae due to failing QM requirements as announced in LL 2021-11. Validated with the QM team and would have been delivered prior to 8/31."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement is missing from the loan documents."
* Settlement date is different from note date (Lvl 3) "Final CD reflects closing date as 07/XX/2021. Notary's signature date on the Mortgage/Deed of Trust is 07/XX/2021. Note date is 07/XX/2021."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Loan failed QM Safe Harbor Test threshold test due to APR calculated 4.537% exceeds APR threshold of 4.270% over by +0.267%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
																																																																																								* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed Higher-Priced Mortgage Loan Test due to APR calculated 5.486% exceeds APR threshold of 4.270% over by +1.216%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."		Moderate	Pass	Pass	Pass	Pass	No Result	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
53792437	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,866.75	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,920.06	2.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	765	Not Applicable	45.905%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 with the lender MERS as nominee for xx, LLC in the amount of $xx which was recorded on xx/XX/2021 with instrument#xx.

There is no chain of assignment as the subject mortgage is with the original lender.

No active judgments or liens have been found against the borrower/subject property.

County 1st and 2nd installment taxes of 2021 have been paid in the amount of $2,433.37 on xx/XX/2021 and $2,433.38 on xx/XX/2021. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment was received on xx/XX/2021 which was applied to xx/XX/2021. The next due date for payment is xx/XX/2022. The borrower pays the P&I in the amount of $1,920.06 and PITI in the amount of $2,524.29. The current UPB reflected is in the amount of $xx.	xx:As per the review of collection comments, the current status of the loan is performing. According to the payment history as of xx/XX/2021, the borrower is current with the loan. The next due date for payment is xx/XX/2022. The current UPB reflected is in the amount of $xx. No comments have been found regarding the borrower’s income being impacted due to the covid-19 pandemic. No comments have been found regarding the subject property condition. As per the final loan application, the borrower is working at xx as an xx for 18 years. xx:xx:xx	Not Applicable	Appraisal (Incomplete) Hazard Insurance Missing or error on the Rate Lock	Field: MERS MIN Number Loan Value: xx Tape Value: xx |---| |----| Comment: N/A. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "PIW is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows this loan is not deliverable, 1st payment date exceeds 62 days from the note date, note august 20th and 1st payment date November 1.  Will request an exception from FHLMC and move back to MCT if approved."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 3)     "Hazard insurance policy is missing from the loan documents."
																																																																																							* Settlement date is different from note date (Lvl 3) "Final CD reflects closing date as 8/XX/2021. Notary's signature date on the mortgage is xx. Note date is xx."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.905%, the borrower's income is $xx and total expenses are in the amount of $5,539.29 and the loan was underwritten by LP xx and its recommendation is “Accept” with a DTI of 46%."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
58913144	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,928.68	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,156.16	3.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	746	720	43.770%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2022 shows that the subject mortgage was originated in the amount of $xx on xx/XX/2021 with the lender MERS as nominee for xx LLC which was recorded on xx/XX/2021.
The chain of the assignment has been completed. The latest assignment is with xx LLC.
No active judgments or liens have been found.
Taxes of 2021 have been paid in the amount of $4,928.68.	According to the payment history as of xx/XX/2021, the borrower is current with the loan and the last payment was received on xx/XX/2021 which was applied for xx/XX/2021 and the next due date for the payment is xx/XX/2022. The P&I is in the amount of $2,156.16 and PITI is in the amount of $2,632.95. The UPB reflected is in the amount of $xx.	xx:As per the review of the servicing comments, the loan is in performing and the borrower is current with the loan and the last payment was received on xx/XX/2021 which was applied for xx/XX/2021 and the next due date for the payment is xx/XX/2022. The P&I is in the amount of $2,156.16 and PITI is in the amount of $2,632.95. The UPB reflected is in the amount of $xx.
The reason for default is unable to be determined.
No comments have been found regarding foreclosure in the latest servicing comments.
No comments have been found regarding bankruptcy in the latest servicing comments.
The subject property has been occupied by the owner. Recent servicing comments do not reflect any damage pertaining to the subject property. xx:xx:xx	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| x.xxx% |----| x.xxxxx% Comment: The Borrower's income is $xx,xxx.xx after subject loan the proposed amount $x,xxx.xx and total Non-Housing payments is $x,xxx.xx hence, the calculated DTI ratio is xx.xxx%. Tape Source: Initial Tape Type:
Field: MERS MIN Number Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Mortgage reflects MERS MIN Number as xx. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan fails Revised Closing Disclosure delivery date test. Revised CD dated 09/XX/2021 not signed by borrower added three business days to get receipt date 10/XX/2021 that is after the consummation date 09/XX/2021. Document tracker is proving Revised CD is delivered within three business days is missing from the loan documents."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Seller tape shows the loan is not saleable due to missing the xx although required on DU."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.770%, the borrower's income was $10,000.00 and total expenses are in the amount of $4,376.95 and the loan was underwritten by DU xx and its recommendation is Approve/Eligible with a DTI of 43.77%."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
86007010	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,946.11	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,544.92	2.500%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	Other	xx	35.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	807	770	33.823%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 and recorded on xx/XX/2021, in the amount of $xx with MERS as nominee for xx

The chain of assignment has been completed. Currently the assignment is with xx

No active judgments or liens have been found.

1st county taxes of 2021 have been due in the amount of $3,946.11.

1st and 2nd county taxes of 2020 have been paid in the amount of $7,174.74.

No prior year delinquent taxes have been found.	According to tape data as of xx/XX/2021, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment received in the amount of $2,478.00 which was applied for due date xx/XX/2021. However, unable to determine last payment received date. The current P&I is in the amount of $1,544.92 and current PITI is in the amount of $2,478.00 with an interest rate of 2.500%. The current UPB reflected as per the seller’s tape data is in the amount of $xx.	xx:The current status of the loan is performing.

According to tape data as of xx/XX/2021, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment received in the amount of $2,478.00 which was applied for due date xx/XX/2021. However, unable to determine last payment received date. The current P&I is in the amount of $1,544.92 and current PITI is in the amount of $2,478.00 with an interest rate of 2.500%. The current UPB reflected as per the seller’s tape data is in the amount of $xx.

The latest property inspection report is not available in the loan file to determine current property condition.
As per the final application, the borrower is working at xx as xx from 1 year.
The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: x Tape Value: x |---| -x |----| -xx.xxxxx% Comment: Age of loan is x. Tape Source: Initial Tape Type:
Field: Original Appraisal Date   Loan Value: x/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: xx (Days)   Variance %:    Comment: Original appraisal date xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -x (Days)   Variance %:    Comment: Original note date is x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xxxx x Tape Value: xx Variance: Variance %: Comment: As per note document, property address street is xx. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows LTV is 96.543. As per Freddie guidelines loan is ineligible."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
93963922	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$6,339.94	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,938.19	2.375%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	763	Not Applicable	29.838%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 and was recorded on xx/XX/2021, in the amount of $xx, with MERS as nominee for xx, with instrument#xx.

The chain of assignment has been completed; currently, the assignment is with MERS as nominee for xx

There is an active mortgage against the subject property which was recorded prior to subject mortgage in the favor of MERS as nominee for xx,which was originated on xx/XX/2018 and recorded on xx/XX/2018 in the amount of $xx.

 No active judgments or liens have been found against the borrower.

1st and 2nd installments combined taxes of 2021 have been paid on xx/XX/2021 & xx/XX/2021 in the amount of $6,339.94.	The loan was originated on xx/XX/2021 with the first payment date as xx/XX/2022. As per the seller’s tape data as of xx/XX/2021, the P&I is in the amount of $1,938.19. The UPB reflected as per the payment history is in the amount of $xx.	xx:The current status of the loan is performing.
The loan was originated on xx/XX/2021 with the first payment date as xx/XX/2022. As per the seller’s tape data as of xx/XX/2021, the P&I is in the amount of $1,938.19. The UPB reflected as per the payment history is in the amount of $xx.
As per 1003, the borrower is working at “xx ” as an xx for 1.5 years. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: x Tape Value: x |---| -x |----| -xxx.xxxxx% Comment: NA. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: The borrower’s total monthly income is $xx after subject loan the proposed amount $x,xxx.xx and total non-housing payments is $xxx.xx hence the calculated DTI ratio is xx.xx%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date Loan Value: xx/XX/xxxx Tape Value: xx/XX/xxxx Variance: -x (Days) Variance %: Comment: Original note reflects Note document date as xx/XX/xxxx. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Seller tape reflects the issue as PIW signed by the borrower is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
76847808	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,759.76	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,479.56	3.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	775	Not Applicable	30.819%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2022 reflects that the subject mortgage was originated on xx/XX/2021 with the lender MERS as nominee for xxxC in the amount of $xx, which was recorded on xx/XX/2021 Instrument# | Book/Page# xx / 1237.
The chain of the assignment has been completed. Currently, the mortgage assignment is with xx, LLC which was recorded on xx/XX/2021.
No active liens and judgments have been found against the borrower and the property.
Town 1st and 2nd half taxes for the year of 2022 are due total in the amount of $1,759.76.
No prior year’s delinquent taxes have been found.	According to a review of the payment history as of xx/XX/2021, the loan is currently performing and the next due date for the regular payment is xx/XX/2022. The last payment was received on xx/XX/2021 total in the amount of PITI $2,878.84 which includes P&I $2,479.56 with the rate of interest 3.990%, which was applied for the due date of xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.	xx:According to the review of the servicing comments, the current status of loan is performing. The next due date for the regular payment is xx/XX/2022. The UPB reflected in the latest payment history is in the amount of $xx.
No comments have been found regarding reason for default.
The borrower xx is the partner of xx for 20 years.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No details have been found regarding damage. xx:xx:xx	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| -x.xxx% |----| -x.xxxxx% Comment: Final application reflects borrower DTI ratio is xx.xxx. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: $xxxxxx.xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
																																																																																				Field: Housing Ratio per U/W (Initial Rate) Loan Value: x.xxx% Tape Value: x.xxx% Variance: -x.xxx% Variance %: -x.xxxxx% Comment: Final application reflects housing ratio per U/W as x.xxx%. Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Subject approved as NOO at 31%. Seller defect shows income and asset miscalculated and CPA letter to address nature of obligation that the obligation is renewable and customary for business is missing from the loan documents. Elevated for client review."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
19188388	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$0.00	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,478.45	2.375%	180	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	774	Not Applicable	22.075%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 with the lender MERS as nominee for xx in the amount of $xx which was recorded on xx/XX/2021 with instrument#xx.

There is no chain of assignment as the subject mortgage is with the original lender.

There is a state tax lien against the borrower in the favor of Commonwealth of xx in the amount of $1,012.43 which was recorded on xx/XX/2018.

The current tax information is not available in the updated title report.	According to the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment was received on xx/XX/2021 which was applied to xx/XX/2021. The next due date for payment is xx/XX/2022. The borrower pays the P&I in the amount of $2,478.45 with an interest rate of 2.375%. The current UPB reflected is in the amount of $xx.	xx:As per the review of collection comments, the current status of the loan is performing. According to the payment history as of xx/XX/2021, the borrower is current with the loan. The next due date for payment is xx/XX/2022. The current UPB reflected is in the amount of $xx. No comments have been found regarding the borrower’s income being impacted due to the covid-19 pandemic. No comments have been found regarding the subject property condition. As per the final loan application, the borrower is working at xx as a xx for 7 years. xx:xx:xx	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: $xxxxxx.xx |---| |----| Comment: NA. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "PIW signed by the borrower is missing from the loan documents."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed charges than in total cannot increase more than 10% tolerance test. Revised loan estimate dated 08/XX/2021 reflects the sum of section C fees and recording fee at $3,248.00. However, post closing disclosure dated 10/XX/2021 reflects the sum of section C and recording fee at $3,592.00. There is an cumulative increase of $19.20 for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "The xx requires non-exempt mortgage lenders engaged in the business of making mortgage loans to be licensed, effective November 5th, 2008.
The xx mortgage lender license and Pennsylvania exemption letter (Mortgage Act) are not available for loans with a closing date before November 5th, 2008. Additionally, the xx first mortgage banker license, xx Secondary Mortgage Loan License,xx unlicensed (Subordinate Lien), and xx exemption letter are not available for loans with a closing date on or after January 1st, 2009."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges than in total cannot increase more than 10% tolerance test. Revised loan estimate dated 08/XX/2021 reflects the sum of section C fees and recording fee at $3,248.00. However, post closing disclosure dated 10/XX/2021 reflects the sum of section C and recording fee at $3,592.00. There is an cumulative increase of $19.20 for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape reflects the issue as after final approval the loan amount and loan purpose has changed. The final approval of loan purpose was change in rate term refinance without PIW.  When the loan amount was increased by $96K, the purpose of refinance changed to cash out without PIW. At the end AUS was corrected by post-close, PIW lost."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from loan documents."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
15615826	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,552.20	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$602.96	2.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Secondary	Yes	Yes	No	786	820	39.105%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2021 shows that the subject mortgage was originated in the amount of $xx on xx/XX/2021 with the lender MERS as nominee for xx which was recorded on xx/XX/2021.
The chain of the assignment has been completed. The latest assignment is with the original lender xx.
No active judgments or liens have been found.
Taxes of 2021 are due in the amount of $2,552.20.	According to the payment history as of xx/XX/2021, the borrower is current with the loan and the last payment was received on xx/XX/2021 which was applied for xx/XX/2021 and the next due date for the payment is xx/XX/2022. The P&I is in the amount of $602.96 and PITI is in the amount of $892.98. The UPB reflected is in the amount of $xx.	xx:As per the review of the servicing comments, the loan is in performing and the borrower is current with the loan and the last payment was received on xx/XX/2021 which was applied for xx/XX/2021 and the next due date for the payment is xx/XX/2022. The P&I is in the amount of $602.96 and PITI is in the amount of $892.98. The UPB reflected is in the amount of $xx.
No comments have been found regarding foreclosure in the latest servicing comments.
No comments have been found regarding bankruptcy in the latest servicing comments.
The subject property has been occupied by the owner.  Recent servicing comments do not reflect any damage pertaining to the subject property.
The covid-19 attestation was found located at xx.
The borrower xx has been working at xx as a xx for 20 years 5 months. xx:xx:xx	Not Applicable	Initial 1003_Application Missing DU/GUS/AUS Missing or error on the Rate Lock Origination Appraisal	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| -xx.xxx% |----| -xx.xxxxx% Comment: Updated as per xxxx. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: $xxxxxx.xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: GSE or Federal Agency Eligible Indicator (ComplianceEase/QM)   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: No   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate) Loan Value: x.xxx% Tape Value: xx.xxx% Variance: -xx.xxx% Variance %: -xx.xxxxx% Comment: Updated as per xxxx. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows Appraisal is missing as the loan closed without an Appraisal or PIW Approval. LP never offered PIW."
* Missing Appraisal (Lvl 3)     "Appraisal report is missing from the loan documents."
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "LP with the loan amount of $xx is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 3)     "Initial application is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject AUS missing from file. 1008 shows DTI at 39% but tape shows DTI 58%. Without AUS in file, taking a conservative approach and relying on seller tape at 58%. Unable to rely on docs in file and unable to calc ATR. Elevated for client review."		Minimal	Not Covered	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
57071013	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$12,499.25	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,704.79	2.875%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	758	723	43.227%	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	$458,277.32	Not Applicable	2.875%	$1,904.70	12/XX/2021	Unavailable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 and recorded on xx/XX/2021, in the amount of $xx with MERS as nominee for xx.

The chain of assignment has been completed. Currently the assignment is with xx.

The subject mortgage is on second lien position as there is an active mortgage which was recorded prior to the subject mortgage. The subject mortgage was recorded on xx/XX/2021. The prior mortgage was originated on xx/XX/2003 and recorded on xx/XX/2003 in the amount of $xx with MERS as nominee for  xx

1st and 2nd combined and school taxes of 2021 have been paid in the amount of $xx.

1st and 2nd combined and school taxes of 2022 have been due in the amount of $xx.

No prior year delinquent taxes have been found.	According to payment history as of xx/XX/2021, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2021 in the amount of $3,097.53 which was applied for due date xx/XX/2021. The current P&I is in the amount of $1,904.70 and current PITI is in the amount of $3,097.53 with an interest rate of 2.875%. The current UPB reflected as per the payment history is in the amount of $xx.	xx:According to servicing comments, the current status of the loan is performing.

According to payment history as of xx/XX/2021, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2021 in the amount of $3,097.53 which was applied for due date xx/XX/2021. The current P&I is in the amount of $1,904.70 and current PITI is in the amount of $3,097.53 with an interest rate of 2.875%. The current UPB reflected as per the payment history is in the amount of $xx.

As per comment dated xx/XX/2021, the loan was modified with UPB $xx with new modified P&I $1,904.70 starting from xx/XX/2021 till xx/XX/2051.

Covid-19 attestation is available in the loan file located at”xx”.

No comment pertaining to the damage on the subject property has been observed.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found.

The borrower . xx has been working at xx of xx as an xx for 3 years 5 months. The co-borrower xx has been working at xx for 7 years 3 months. xx:xx:xx	This is conventional fixed rate mortgage with P&I of $1,704.79 with the rate of interest 2.875% and a maturity date of 10/XX/2051. The P&I as per payment history is the $1,904.70 and rate of interest is 2.875%, however, there is a different in P&I with respect to Note data. As per comment dated 11/XX/2021, the loan was modified with UPB $xx with new modified P&I $1,904.70 starting from 12/XX/2021 till 10/XX/2051. However, modification agreement is missing in the file.	Missing or error on the Rate Lock Transmittal (1008)	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| -x.xxx% |----| -x.xxxxx% Comment: Borrower dti ratio is xx.xxx%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: $xxxxxx.xx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Disbursement Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -x (Days)   Variance %:    Comment: Disbursement date is x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Total Balance of Junior Lien(s) Loan Value: Not Applicable Tape Value: $xxxxx.xx Variance: Variance %: Comment: N/A. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan fails Compliance Ease delivery and timing test for revised closing disclosure dated 8/XX/2021. Document tracker is missing and 3 business days were added to get receipt date 9/XX/2021 which is less than 3 business days from the Consummation date 9/XX/2021."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Transmittal summary is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.227%, the borrower’s income was $8,693.87 and total expenses are in the amount of $3,758.06 and the loan was underwritten by DU xx and its recommendation is “Approve/Eligible” with a DTI of 43%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
19734260	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,875.78	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,438.68	2.750%	180	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	631	Not Applicable	44.830%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 which was recorded on xx/XX/2021 in the amount of $xx with xx.
The chain of assignment has been completed. Currently, the mortgage is with xx.
No active liens and judgments against the borrower.
No delinquent taxes have been found.	According to the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment was received on xx/XX/2021 which was applied to xx/XX/2021. The next due date for payment is xx/XX/2022. The P&I is in the amount of $1,438.68 and PITI is in the amount of $2,172.93. The UPB reflected as per the payment history is in the amount of $xx.	xx:The loan is currently is performing. According to the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment was received on xx/XX/2021 which was applied to xx/XX/2021. The next due date for payment is xx/XX/2022. The P&I is in the amount of $1,438.68 and PITI is in the amount of $2,172.93. The UPB reflected as per the payment history is in the amount of $xx.
The reason for default is unavailable.
Unable to determine the current occupancy and condition of the subject property.
As per the 1003 document the borrower is working as an Owner at “xx	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: $xxxxxx.xx |---| |----| Comment: N.A Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N.A   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: $xxxxxx.xx   Tape Value: $xxxxxx.xx   Variance: $-xxxxx.xx   Variance %: -x.xxxxx%   Comment: As per tape data, Original appraised value is $xx, however Appraisal document shows $xx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx%   Tape Value: xx.xxx%   Variance: xx%   Variance %: xx%   Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. CLTV = xx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx.xxx% Tape Value: xx Variance: xx% Variance %: xx% Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. LTV =xx. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Subject closed with exterior only appraisal. Seller tape shows full appraisal ordered and exception wavier requested by FNMA. FNMA exception declined for loan delivery with full appraisal dated note date."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.830%, the borrower's income was $7,051.92 and total expenses are in the amount of $3,161.36 and the loan was underwritten by DU xx and its recommendation is “Approve/Eligible” with a DTI of 44.830%."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
14284440	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$15,433.70	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,279.78	3.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	662	700	48.294%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2022 shows that the subject mortgage was originated on xx/XX/2021 and was recorded on xx/XX/2021 in the amount of $xx, with MERS as nominee for xx, recorded with the Instrument#2021-xx.

The chain of assignment has been completed. The last assignment is with MERS as nominee for xx.

1. There is a prior credit card judgment active against borrower “xx” in the favor of “xx LLC”, which was recorded on xx/XX/2018 in the amount of $3,531.90.

Combined taxes of 2022 have been due on xx/XX/2022 in the amount of $4,540.12.

1st and 2nd installment Village taxes of 2022 have been due on different dates total in the amount of $1,814.86.	According to the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment was received on xx/XX/2021, the applied date was xx/XX/2021 and the next due date for payment is xx/XX/2022. The P&I is in the amount of $1,279.70 and PITI is in the amount of $2,953.56. The UPB reflected as per the payment history is in the amount of $xx.	xx:The current status of the loan is performing.
 According to the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment was received on xx/XX/2021, the applied date was xx/XX/2021 and the next due date for payment is xx/XX/2022. The P&I is in the amount of $1,279.70 and PITI is in the amount of $2,953.56. The UPB reflected as per the payment history is in the amount of $xx.
The subject property has been occupied by the owner. The borrower's intention is to keep the property.
No evidence has been found regarding bankruptcy and foreclosure.
As per the review of collection comments, the subject property is in good condition. No evidence of damage or repairs has been found.
No evidence has been found regarding COVID-19. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock Transmittal (1008)	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| x.xxx% |----| x.xxxxx% Comment: The borrower’s income is $x,xxx.xx and total expenses are in the amount of $x,xxx.xx. So calculated DTI ratio is xx.xxx%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: $xxxxxx.xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Disbursement Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: x (Days)   Variance %:    Comment: Final CD reflects disbursement date as xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate) Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: x.xxx% Variance %: x.xxxxx% Comment: The borrower’s income is $x,xxx.xx and present primary housing expenses are in the amount of $x,xxx.xx. So calculated housing ratio is xx.xxx%. Tape Source: Initial Tape Type:	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.294%, the borrower’s income is $6,484.40 and total expenses are in the amount of $3,131.56 and the loan was underwritten by AUS/LP xx and its recommendation is “Caution” with a DTI of 48.00%."	* Intent to Proceed Missing (Lvl 3) "Intent to proceed document is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Transmittal summary is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
72387560	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,885.12	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,923.12	3.375%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	780	783	26.745%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 which was recorded on xx/XX/2021 in the amount of $xx with xx.
The chain of assignment has been completed. Currently, the mortgage is with xx.
No active liens and judgments against the borrower.
No delinquent taxes have been found.	According to the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment was received on xx/XX/2021 which was applied to xx/XX/2021. The next due date for payment is xx/XX/2022. The P&I is in the amount of $1,923.12 and PITI is in the amount of $2,727.21. The UPB reflected as per the payment history is in the amount of $xx.	xx:The loan is currently is performing. According to the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment was received on xx/XX/2021 which was applied to xx/XX/2021. The next due date for payment is xx/XX/2022. The P&I is in the amount of $1,923.12 and PITI is in the amount of $2,727.21. The UPB reflected as per the payment history is in the amount of $xx.
The reason for default is unavailable.
Details of occupancy and condition of the subject property have not been found in latest servicing comments.
As per the 1003 document the borrower is working as a Co-owner at “xx	Not Applicable	Field: Current Value Loan Value: Not Applicable Tape Value: $xxxxxxx.xx |---| |----| Comment: N.A. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate) Loan Value: x.xxx% Tape Value: xx.xxx% Variance: -xx.xxx% Variance %: -xx.xxxxx% Comment: Housing Ratio as per U/W (Initial Rate) is x.xx%. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The subject property is an investment. Provided seller’s tape is showing the following alerts-

1. There is a discrepancy between final 1003 and the documentation stated and/or verified in the loan file. Missing loan application that accurately reflect the borrower's income, assets, liabilities and schedule of real estate owned.

2.  The loan file shows the mortgage statements are not in the name of the borrowers; however, it shows the same address which is shown on the borrower's tax return.

3. Missing corrected & updated transmittal summary.

																																																																																							4. Letter of explanation with acceptable evidence that the income stated on tax return schedule E is associated with the properties named "XX" were not owned properties by the borrower yet which are listed."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
28070306	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,461.48	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,219.55	3.250%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	780	783	24.599%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 which was recorded on xx/XX/2021 in the amount of $xx with xx.
The chain of assignment has been completed. Currently, the mortgage is with xx.
No active liens and judgments against the borrower.
No delinquent taxes have been found.	According to the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment was received on xx/XX/2021 which was applied to xx/XX/2021. The next due date for payment is xx/XX/2022. The P&I is in the amount of $2,219.55 and PITI is in the amount of $2,872.30. The UPB reflected as per the payment history is in the amount of $xx.	xx:The loan is currently is performing. According to the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment was received on xx/XX/2021 which was applied to xx/XX/2021. The next due date for payment is xx/XX/2022. The P&I is in the amount of $2,219.55 and PITI is in the amount of $2,872.30. The UPB reflected as per the payment history is in the amount of $xx.
The reason for default is unavailable.
Unable to determine the current occupancy and condition of the subject property.
As per the 1003 document the borrower is working as a Co-owner at “xx	Not Applicable	Field: Current Value Loan Value: Not Applicable Tape Value: $xxxxxx.xx |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Disbursement Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -x (Days)   Variance %:    Comment: Final CDreflects disbursement date as x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate) Loan Value: x.xxx% Tape Value: xx.xxx% Variance: -xx.xxx% Variance %: -xx.xxxxx% Comment: Final application reflects housing ratio per U/W as x.xxx%. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The subject property is an investment. Provided seller’s tape is showing the following alerts-

1. There is a discrepancy between final 1003 and the documentation stated and/or verified in the loan file. Missing loan application that accurately reflect the borrower's income, assets, liabilities and schedule of real estate owned.

2.  The loan file shows the mortgage statements are not in the name of the borrower; however, shows the same address which is shown on the borrower's tax return.

3. Missing corrected & updated transmittal summary.

																																																																																							4. Letter of explanation with acceptable evidence that the "xx" properties are not owned properties by borrower yet are listed as an income on the borrower's xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
71938426	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,408.32	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,917.81	3.375%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	780	783	45.975%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 with the lender MERS as nominee for xx for the amount of xx which was recorded on xx/XX/2021.
The chain of assignment has been completed. Currently, the mortgage is with MERS as nominee for xx which was recorded on xx/XX/2021.
No active judgments or liens have been found.
1st installment taxes for 2021 have been paid in the amount of $3704.16.
2nd installment taxes for 2021 have been due in the amount of $3704.16.
No prior year delinquent taxes have been found.	According to the payment history as of xx/XX/2021, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2021 in the amount of $2,597.14 which was applied for xx/XX/2021. The P&I is in the amount of $1,917.81 and PITI is in the amount of $2,597.14. The UPB reflected as per the payment history is in the amount of $xx.	xx:The loan is currently performing and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2021 in the amount of $2,597.14 which was applied for xx/XX/2021. No evidence of post-closing foreclosure and bankruptcy has been found. The property is owner occupied.
No repairs and damages have been found. No comments have been found stating the borrower’s income was impacted by Covid. The borrower xx is the Owner at xx for 14 years 11 months. xx:xx:xx	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| x.xxx% |----| x.xxxxx% Comment: DTI is xx.xxx%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: $xxxxxx.xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: N.A. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Subject property is NOO. Tape shows loan application that accurately reflect the borrower's income, assets, liabilities, schedule of real estate owned is missing from the loan documents.

The xx are not owned properties yet are listed as income on borrower's 1040 Tax Return Schedule E. The loan files show mortgage statements not in the name of borrowers.

																																																																																							Missing corrected and updated transmittal summary to accurately reflect verified loan documentation for income, assets, liabilities and schedule of REO for all loans."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
72071145	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,692.38	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,386.02	3.250%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	780	783	23.252%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2022 reflects that the subject mortgage was originated on xx/XX/2021 with the lender MERS as nominee for xx in the amount of $xx, which was recorded on xx/XX/2021 Instrument# | Book/Page# 2021-xx.
The chain of the assignment has been completed.
No active liens and judgments have been found against the borrower and the property.
County 2nd half taxes for the year of 2021/2022 are due on xx/XX/2022 in the amount of $4,692.38.
No prior year’s delinquent taxes have been found.	According to a review of the payment history as of xx/XX/2021, the loan is currently performing and the next due date for the regular payment is xx/XX/2022. The last payment was received on xx/XX/2021 total in the amount of PITI $3,214.70 which includes P&I $2,386.02 with the rate of interest 3.250%, which was applied for the due date of xx/XX/2022. The UPB reflected in the latest payment history is in the amount of $xx.	xx:According to the review of the servicing comments, the current status of loan is performing. The next due date for the regular payment is xx/XX/2022. The UPB reflected in the latest payment history is in the amount of $xx.
No comments have been found regarding reason for default.
The borrower xx has been working at xx for 14 years.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No details have been found regarding damage. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| x.xxx% |----| x.xxxxx% Comment: Final application reflects borrower DTI ratio is xx.xxx%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: $xxxxxxx.xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Disbursement Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -x (Days)   Variance %:    Comment: Disbursement date is xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate) Loan Value: x.xxx% Tape Value: xx.xxx% Variance: -xx.xxx% Variance %: -xx.xxxxx% Comment: Final application reflects housing ratio per U/W as x.xxx%. Tape Source: Initial Tape Type:	3: Curable	* Intent to Proceed Missing (Lvl 3) "Intent to proceed is missing from loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is NOO. Seller tape shows BWR has finance of 11 properties."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
59237322	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,019.20	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,339.95	3.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	797	752	17.973%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 with the lender MERS as nominee for xx in the amount of $xx which was recorded on xx/XX/2021 with instrument#xx.

There is no chain of assignment as the subject mortgage is with the original lender.

No active judgments or liens have been found against the borrower/subject property.

County 1st and 2nd installment taxes of 2021 are due in the amount of $1,009.60 on xx/XX/2022 and $1,009.60 on xx/XX/2022. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment was received on xx/XX/2021 which was applied to xx/XX/2021. The next due date for payment is xx/XX/2022. The borrower pays the P&I in the amount of $1,339.95 and PITI in the amount of $1,578.27. The current UPB reflected is in the amount of $xx.	xx:As per the review of collection comments, the current status of the loan is performing. According to the payment history as of xx/XX/2021, the borrower is current with the loan. The next due date for payment is xx/XX/2022. The current UPB reflected is in the amount of $xx. No comments have been found regarding the borrower’s income being impacted due to the covid-19 pandemic. No comments have been found regarding the subject property condition. As per the final loan application, the borrower is working at City of xx as a xx for 9.3 years. xx:xx:xx	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| x.xxx% |----| x.xxxxx% Comment: The borrower's monthly income is $xx after subject loan the proposed amount $x and total non-housing payments is $x,xxx.xx. Hence, the calculated DTI ratio is xx.xxx%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: $xxxxxx.xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
																																																																																				Field: Housing Ratio per U/W (Initial Rate) Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: -x.xxx% Variance %: -x.xxxxx% Comment: Housing ratio per U/W is x%. Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Subject approved as NOO at 18%. Tape shows, missing required income documents and unable to deliver to agency due to age of loan. Unable to rely on docs in file."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
96581153	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,602.64	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,499.76	3.625%	180	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	791	803	37.611%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 with the lender MERS as nominee for xx in the amount of $xx which was recorded on xx/XX/2021 with instrument#2021-xx.

There is no chain of assignment as the subject mortgage is with the original lender.

There is an IRS lien against the borrower in the favor of the Department of the Treasury - xx Service in the amount of $xx which was recorded on xx/XX/2012. The SSN# on the lien document is not consistent with the borrower's SSN#.

County 2nd installment taxes of 2021/2022 have been paid in the amount of $801.32 on xx/XX/2022. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment was received on xx/XX/2021 which was applied to xx/XX/2022. The next due date for payment is xx/XX/2022. The borrower pays the P&I in the amount of $1,499.76 and PITI in the amount of $1,682.16. The current UPB reflected is in the amount of $xx.	xx:As per the review of collection comments, the current status of the loan is performing. According to the payment history as of xx/XX/2021, the borrower is current with the loan. The next due date for payment is xx/XX/2022. The current UPB reflected is in the amount of $xx. No comments have been found regarding the borrower’s income being impacted due to the covid-19 pandemic. No comments have been found regarding the subject property condition. As per the final loan application, the borrower is working at xx as a xx for 28 years. xx:xx:xx	Not Applicable	Field: Current Value Loan Value: Not Applicable Tape Value: $xxxxxx.xx |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
																																																																																				Field: Subject Property Detached/Attached Loan Value: Detached Tape Value: Attached Variance: Variance %: Comment: As per appraisal report, the subject property is detached. Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Subject approved as NOO. Tape shows, the subject mortgage does not meet the eligibility requirements set forth in Freddie Mac Bulletin 2020-5 due to an exterior only appraisal was used; however, a full interior and exterior appraisal is required for all cash out refinance investment loans."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
26701449	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,876.16	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,070.35	2.990%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mid Rise Condo (5-8 Stories)	Not Applicable	xx	Primary	Yes	Yes	No	783	729	50.094%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx/XX/2022 shows that the subject mortgage was originated on xx/XX/2020 and recorded on xx/XX/2020 for the amount $xx held by xx.

The chain of assignment is complete.

There is one junior mortgage active against the subject property in the amount of $xx held by xx Bank which was recorded on xx/XX/2021.

No delinquent taxes have been found for the prior year.	According to the payment history as of xx/XX/2021, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2021 in the amount of $1,577.16 which was applied for xx/XX/2021. The P&I is $1,070.35 and interest rate is 2.99%. The current UPB as of the date is $xx.	xx:The loan is currently in performing status.
According to the payment history as of xx/XX/2021, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2021 in the amount of $1,577.16 which was applied for xx/XX/2021. The P&I is $1,070.35 and interest rate is 2.99%. The current UPB as of the date is $xx.
No evidence of post-closing foreclosure and bankruptcy has been found.
No damage or repairs have been found.
The loan was originated on xx/XX/2020. Covid-19 attestation is available in the loan file which is located at xx.
The borrower is owner of xx from 7 months. xx:xx:xx	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: $xxxxxx.xx |---| |----| Comment: N/A Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: N.A Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan closed with an Appraisal. However, PIW disclosure signed by the borrower is missing from the loan documents."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 07/XX/2020 reflects HOA Certification Fee at $275.00. However, CD dated 12/XX/2020 reflects  HOA Certification Fee at $340.00. This is an increase in fee of $65.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.   This loan failed the Revised Closing disclosure delivery date test due to Revised CD dated on 09/XX/2020. Document tracker is missing and 3 business days we added to get receipt date 10/XX/2020 which is after consummation date 09/XX/2020."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approve at 50%. Tape shows student loan debt was miscalculated. Monthly student loan debt of $564 was considered and using the monthly payment of $763, DTI increases from 50% to 54.31%. Unable to rely on docs in file and unable to calc ATR."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the post-consummation cure reimbursement and revised closing disclosure delivery date test due to the post-consummation revised closing disclosure delivery date 12/XX/2020 is more than 60 calendar days after the consummation date 9/XX/2020. Subject loan is a refinance, originated on xx and the SOL is 3 years."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 50.094%, the borrowers income is $4,719.34 and total expenses are in the amount of $2,364.09 and the loan was underwritten by LP xx and its recommendation is “Accept” with a DTI of 50.00%."		Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
29289706	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$11,771.32	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,437.89	3.500%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	819	Not Applicable	140.245%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 with the lender MERS as nominee for xx for the amount of xx which was recorded on xx/XX/2021.
The chain of assignment has been completed. Currently, the mortgage is with MERS as nominee for xx which was recorded on xx/XX/2021.
No active judgments or liens have been found.
1st installment taxes for 2021 have been paid in the amount of $5885.66.
2nd installment taxes for 2021 have been due in the amount of $5885.66.
No prior year delinquent taxes have been found.	According to the payment history as of xx/XX/2021, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2021 in the amount of $4,492.83 which was applied for xx/XX/2021. The P&I is in the amount of $3,437.89 and PITI is in the amount of $4,492.83. The UPB reflected as per the payment history is in the amount of $xx.	xx:The loan is currently performing and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2021 in the amount of $4,492.83 which was applied for xx/XX/2021. No evidence of post-closing foreclosure and bankruptcy has been found. The property is owner occupied.
No repairs and damages have been found. No comments have been found stating the borrower’s income was impacted by Covid. The borrower xx is the owner at xx for 18.2 years. xx:xx:xx	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: xxx.xxx% Tape Value: xx.xxx% |---| xxx.xxx% |----| xxx.xxxxx% Comment: Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: $xxxxxxx.xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Disbursement Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: x (Days)   Variance %:    Comment: As per tape data, Disbursement date is x/XX/xxxx. however final CD reflects x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N.A   Tape Source: Initial   Tape Type:
Field: GSE or Federal Agency Eligible Indicator (ComplianceEase/QM)   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Housing Ratio per U/W (Initial Rate) Loan Value: x.xxx% Tape Value: xx.xxx% Variance: -xx.xxx% Variance %: -xx.xxxxx% Comment: Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "The subject property is an investment. Provided seller’s tape is showing an alert that missing leases for the rental properties on schedule E. LP feedback certificate invalidated due to the condition are not being met. The loan has excessive DTI."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
94427846	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,401.90	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$796.59	2.875%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	759	Not Applicable	45.419%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2022 shows that the subject mortgage was originated in the amount of $xx on xx/XX/2021 with the lender MERS as nominee for xx which was recorded on xx/XX/2021.
The chain of the assignment has been completed. The current assignment is with the original lender xx.
No active judgments or liens have been found.
Taxes of 2021 have been paid in the amount of $2,404.46.	According to the payment history as of xx/XX/2021, the borrower is current with the loan and the last payment was received on xx/XX/2021 which was applied for xx/XX/2021 and the next due date for the payment is xx/XX/2022. The P&I is in the amount of $796.59 and PITI is in the amount of $1,166.97. The UPB reflected is in the amount of $xx.	xx:As per the review of the servicing comments, the loan is in performing and the borrower is current with the loan and the last payment was received on xx/XX/2021 which was applied for xx/XX/2021 and the next due date for the payment is xx/XX/2022. The P&I is in the amount of $796.59 and PITI is in the amount of $1,166.97. The UPB reflected is in the amount of $xx.
No comments have been found regarding foreclosure in the latest servicing comments.
No comments have been found regarding bankruptcy in the latest servicing comments.
The subject property has been occupied by the owner.  Recent servicing comments do not reflect any damage pertaining to the subject property.
The covid-19 attestation was found located at xx. xx:xx:xx	Not Applicable	Field: Current Value Loan Value: Not Applicable Tape Value: $xxxxxx.xx |---| |----| Comment: NA Tape Source: Initial Tape Type:
																																																																																				Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.419% as the borrower’s income is $2,875.38 and total expenses are in the amount of $1,305.96 and the loan was underwritten by AUS/LP (xx) & its recommendation is “Caution/Ineligible” and DTI is showing in it as 46%."	* Loan does not conform to program guidelines (Lvl 3) "Provided seller’s tape is showing an alert that the appraisal is not complete or compliant. Provided incomplete appraisal with missing XML. The subject loan is a TX A6 and loan delivery with a new appraisal dated after the note date is not an option."	* ComplianceEase TILA Test Failed (Lvl 2) "1. This loan failed the TILA finance charge test. The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate because it is understated by more than $100. 2. This loan failed the TILA foreclosure rescission finance charge test. The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate for purposes of rescission because it is understated by more than $35. Subject loan is a refinance, originated on xx and the SOL is 3 years."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
49573513	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,008.69	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$981.45	3.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	684	Not Applicable	44.708%	First	Final policy	Not Applicable	$6,000.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the pro-title dated xx/XX/2022 reflects that the subject mortgage was originated on xx/XX/2021 with the lender MERS as nominee for xx in the amount of $xx, which was recorded on xx/XX/2021.
No assignment has been found. The current assignment is with MERS as nominee for xx.
No active liens and judgments have been found.
There is a junior mortgage open against the subject property in the favor of the xx for the amount of $6,000.00 which was recorded on xx/XX/2021
The first and second installment county taxes of 2020 have been paid on xx/XX/2021 and xx/XX/2021 in the amount of $3,985.28 and $3,303.24 respectively.
The first installment county taxes of 2021 are due on xx/XX/2022 in the amount of $4,008.69.
No prior years delinquent taxes have been found.	According to a review of the payment history as of xx/XX/2021, the borrower is performing with the loan and the next due date for the regular payment is xx/XX/2022. The last payment was received on xx/XX/2021 total in the amount of PITI $1,533.03 which includes P&I $981.45 with the rate of interest of 3.375%, which was applied for the due date of xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.	xx:According to the review of the servicing comments, the borrower is performing.
According to a review of the payment history as of xx/XX/2021, the borrower is performing with the loan and the next due date for the regular payment is xx/XX/2022.  The last payment was received on xx/XX/2021 total in the amount of PITI $1,533.03 which includes P&I $981.45 with the rate of interest of 3.375%, which was applied for the due date of xx/XX/2021.  The UPB reflected in the latest payment history is in the amount of $xx.
No modification, forbearance details are available in recent collections comments.
No foreclosure activity has been found.
No information pertaining to bankruptcy has been found.
No evidence related to the occupancy and current condition of the subject property has been found.
As per the final application, the borrower is self-employed. She is the owner of xx for 120 months.
As per the borrower declaration document located at xx, the borrower's income was not impacted due to the Covid-19. xx:xx:xx	Not Applicable	Field: Current Value Loan Value: Not Applicable Tape Value: $xxxxxx.xx |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.70%, the borrower’s income is $4,098.33 and total expenses are in the amount of $1,832.30 and the loan was underwritten by LP xx and its recommendation is “Caution” with a DTI of 45.00%."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan failed ComplianceEase delivery and timing test for Closing Disclosure dated 10/XX/2021. Document tracker is missing and 3 business days were added to get receipt date 10/XX/2021 which is after the consummation date 10/XX/2021."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape shows loan was approved through LP home possible which is not accepted in this HFA's bond program."			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
92347408	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$4,720.58	$9,399.05	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,655.25	3.625%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	3 Family	xx	xx	Investor	Yes	Yes	No	798	775	39.717%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 and recorded on xx/XX/2021, in the amount of $xx with MERS as nominee for xx.

The chain of assignment has been completed. Currently the assignment is with xx.

No active judgments or liens have been found.

Annual utilities taxes of 2021 have been paid in the amount of $757.72 on xx/XX/2021.

4th town taxes of 2021 have been paid in the amount of $2,217.13 on xx/XX/2021.

3rd and 4th town taxes of 2022 have been due in the amount of $4,878.72.

1st and 2nd town taxes of 2022 have been delinquent in the amount of $4,720.58.	According to payment history as of xx/XX/2021, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2021 in the amount of $4,390.27 which was applied for due date xx/XX/2021. The current P&I is in the amount of $3,655.25 and current PITI is in the amount of $4,390.27 with an interest rate of 3.625%. The current UPB reflected as per the payment history is in the amount of $xx.	xx:According to servicing comments, the current status of the loan is performing.

According to payment history as of xx/XX/2021, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2021 in the amount of $4,390.27 which was applied for due date xx/XX/2021. The current P&I is in the amount of $3,655.25 and current PITI is in the amount of $4,390.27 with an interest rate of 3.625%. The current UPB reflected as per the payment history is in the amount of $xx.

Unable to determine the current employer.

No comment pertaining to the damage on the subject property has been observed.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found. xx:xx:xx	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| -x.xxx% |----| -x.xxxxx% Comment: Borrower DTI ratio is xx.xxx%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: $xxxxxxx.xx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
																																																																																				Field: Housing Ratio per U/W (Initial Rate) Loan Value: -x.xxx% Tape Value: x.xxx% Variance: -xx.xxx% Variance %: -xx.xxxxx% Comment: Housing ratio is -x.xxx%. Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Provided seller’s tape is showing an alert that the subject loan is in early payment default (EPD)."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
16662216	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$674.92	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$754.40	3.500%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	727	Not Applicable	34.752%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2022 shows that the subject mortgage was originated in the amount of $xx on xx/XX/2021 with the lender MERS as nominee for xx which was recorded on xx/XX/2021.
The chain of the assignment has been completed. The current assignment is with the original lender xx.
There is a prior mortgage in the favor of xx in the amount of $xx which was recorded on xx/XX/1993.
No active judgments or liens have been found.
1st installment taxes of 2021/2022 have been paid in the amount of $337.46
2nd installment taxes of 2021/2022 are due in the amount of $337.46 on xx/XX/2022.	According to the payment history as of xx/XX/2021, the borrower is current with the loan and the last payment was received on xx/XX/2021 which was applied for xx/XX/2022 and the next due date for the payment is xx/XX/2022. The P&I is in the amount of $754.40 and PITI is in the amount of $856.65. The UPB reflected is in the amount of $xx.	xx:As per the review of the servicing comments, the loan is in performing and the borrower is current with the loan and the last payment was received on xx/XX/2021 which was applied for xx/XX/2022 and the next due date for the payment is xx/XX/2022. The P&I is in the amount of $754.40 and PITI is in the amount of $856.65. The UPB reflected is in the amount of $xx.
No comments have been found regarding foreclosure in the latest servicing comments.
No comments have been found regarding bankruptcy in the latest servicing comments.
The subject property has been occupied by the owner.  Recent servicing comments do not reflect any damage pertaining to the subject property.
The covid-19 attestation was found located at xx.
The borrower xx has been working at xx for 25 years. xx:xx:xx	Not Applicable	Transmittal (1008)	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| -x.xxx% |----| -x.xxxxx% Comment: xx.xxx%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: $xxxxxx.xx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
																																																																																				Field: Housing Ratio per U/W (Initial Rate) Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: -x.xxx% Variance %: -x.xxxxx% Comment: xx.xxx%. Tape Source: Initial Tape Type:	4: Unacceptable	* Subject Property has been determine uninhabitable/Unsuitable to live in (Lvl 4) "Review of the appraisal shows that while appraisal is “as is” tape shows subject is C5 condition and was the cause of repurchase. Pictures in file show a property that does not appear habitable. No costs to cure noted. Elevated for client review."	* Transmittal (1008) is Missing (Lvl 3) "Final transmittal summary is missing from the loan file."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
28040298	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,375.50	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,019.41	3.990%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mid Rise Condo (5-8 Stories)	xx	xx	Investor	Yes	Yes	Yes	728	Not Applicable	49.609%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 which was recorded on xx/XX/2021 in the amount of $xx with xx.
The chain of assignment has been completed. Currently, the mortgage is with xx.
No active liens and judgments against the borrower.
No delinquent taxes have been found.	According to the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment was received on xx/XX/2021 which was applied to xx/XX/2021. The next due date for payment is xx/XX/2022. The P&I is in the amount of $2,019.41 and PITI is in the amount of $2,530.76. The UPB reflected as per the payment history is in the amount of $xx.	xx:The loan is currently is performing. According to the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment was received on xx/XX/2021 which was applied to xx/XX/2021. The next due date for payment is xx/XX/2022. The P&I is in the amount of $2,019.41 and PITI is in the amount of $2,530.76. The UPB reflected as per the payment history is in the amount of $xx.
The reason for default is unavailable.
Unable to determine the current occupancy and condition of the subject property.
As per the 1003 document the borrower is a retired person and earning pension since xx/XX/2012. xx:xx:xx	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| xx.xxx% |----| xx.xxxxx% Comment: Updated as per xxxx Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: $xxxxxx.xx   Variance:    Variance %:    Comment: Current value is unavailable.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: x.xxx%   Tape Value: xx.xxx%   Variance: -xx.xxx%   Variance %: -xx.xxxxx%   Comment: Updated as per xxxx   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Limited Cash Out (GSE definition) Tape Value: Change in Rate/Term Variance: Variance %: Comment: xxxx reflects Limited cash out refinance. Tape Source: Initial Tape Type:	3: Curable	* DSCR is less than 1.00 (Lvl 3) "The net operating income is $xx and annual payment (Debt Service) is $xx and the debt service cover ratio (DSCR) is 0.74 which is less than 1."
* Loan does not conform to program guidelines (Lvl 3)     "Subject approved at 49.61%. Seller tape reflects, reserve requirement not met due to short funds at the time of closing. DU required reserves of $xx to be verified, the loan file reflects reserves of $xx. Short $1,255.70 reserves.

																																																																																							Subject loan is NOO. Tape shows issue related DTI calculation may push DTI to over 59.38%. AUS is invalid."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
67644204	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$856.90	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,827.45	2.375%	180	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	797	Not Applicable	49.708%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx/XX/2022 shows that the subject mortgage was originated on xx/XX/2021 and recorded on xx/XX/2021 for the amount $xx held by xx.

The chain of assignment is complete.

No active judgments or liens have been found.

No delinquent taxes have been found for the prior year.	Review of payment history as of xx/XX/2021 shows that the borrower is current with the loan. The next due date is xx/XX/2022. The last payment was received on xx/XX/2021 in the amount of $1,827.45 with interest rate 2.375 % which was applied for the due date xx/XX/2021. The current UPB as of the date is $xx.	xx:The current status of the loan is performing.
Review of payment history as of xx/XX/2021 shows that the borrower is current with the loan. The next due date is xx/XX/2022. The last payment was received on xx/XX/2021 in the amount of $1,827.45 with interest rate 2.375 % which was applied for the due date xx/XX/2021. The current UPB as of the date is $xx.
The loan was originated on xx/XX/2021. Covid-19 attestation is available in the loan file which is located at “xx”.
The borrower is retired from his work.
No bankruptcy and foreclosure evidence has been found.
No damage or repairs have been found. xx:xx:xx	Not Applicable	Field: Current Value Loan Value: Not Applicable Tape Value: $xxxxxx.xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Purpose of Refinance Per Application Loan Value: Limited Cash Out (GSE definition) Tape Value: Change in Rate/Term Variance: Variance %: Comment: Purpose of refinance is Limited cash out. Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows, the subject property value is $xx is not adequately supported by the comparable selected are superior materially and in condition when compared to the subject property. The subject appraised value, and therefore the subject 63% Loan-to-Value (LTV) ratio, are not adequately supported."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.70%, the Borrower's income is $4,349.97 and total expenses are in the amount of $2,162.27 and the loan is underwritten using DU xx and its recommendation is “Approve/Eligible” with a DTI of 49.71%."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
93852228	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$71,759.24	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,136.24	2.125%	180	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	801	Not Applicable	31.217%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 and recorded on xx/XX/2021, in the amount of $xx with MERS as nominee for xx. The chain of assignment has been completed. Currently the assignment is with xx. No active judgments or liens have been found. 1st and 2nd county taxes of 2021-2022 have been paid in the amount of $xx. No prior year delinquent taxes have been found.	According to payment history as of xx/XX/2021, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2021 in the amount of $1,136.24 which was applied for due date xx/XX/2022. The current P&I is in the amount of $1,136.24 with an interest rate of 2.125%. The current UPB reflected as per the payment history is in the amount of $xx.	xx:According to servicing comments, the current status of the loan is performing. According to payment history as of xx/XX/2021, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2021 in the amount of $1,136.24 which was applied for due date xx/XX/2022. The current P&I is in the amount of $1,136.24 with an interest rate of 2.125%. The current UPB reflected as per the payment history is in the amount of $xx. No comment pertaining to the damage on the subject property has been observed. The loan has not been modified since origination. No foreclosure activity has been found. No post close bankruptcy record has been found. The borrower xx has been working at County of xx as xx for 2 years 11 months. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: $xxxxxx.xx |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Subject approved at 31.217%. Seller tape shows DU assets required are $xx and the verified assets are $xx. It is a shortfall of asset by $5,129.53. Valid proof for gifts of $5,487.00 and $8,654.00 given by donor are not available and therefore did not consider the gift amounts."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Settlement date is different from note date (Lvl 3) "Final CD reflects closing date as 3/XX/2021. Notary's signature date on the mortgage/deed of trust is xx. Note date is xx."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
26051199	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$11,735.87	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,777.21	3.500%	300	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Investor	Yes	Yes	No	703	Not Applicable	39.918%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the pro-title dated xx/XX/2022 reflects that the subject mortgage was originated on xx/XX/2021 with the lender MERS as nominee for xx in the amount of $xx, which was recorded on xx/XX/2021.
The chain of assignment is with the xx.
No active liens and judgments have been found against the borrower and the property.
 The third installment combined taxes of 2021 have been paid on xx/XX/2021 in the amount of $2,901.47 and the fourth installment taxes of 2021 have been paid on xx/XX/2021 in the amount of $2,914.14.
The first installment combined taxes of 2022 are due on xx/XX/2022 in the amount of $2,960.13 and the second installment combined taxes of 2022 are due on xx/XX/2022 in the amount of $2,960.13.
No prior years delinquent taxes have been found.	According to a review of the payment history as of xx/XX/2021, the borrower is performing with the loan and the next due date for the regular payment is xx/XX/2022. The last payment was received on xx/XX/2021 total in the amount of PITI $3,034.44 which includes P&I $1,777.21 with the rate of interest of 3.50%, which was applied for the due date of xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.	xx:According to the review of the servicing comments, the borrower is performing.
According to a review of the payment history as of xx/XX/2021, the borrower is performing with the loan and the next due date for the regular payment is xx/XX/2022.  The last payment was received on xx/XX/2021 total in the amount of PITI $3,034.44 which includes P&I $1,777.21 with the rate of interest of 3.50%, which was applied for the due date of xx/XX/2021.  The UPB reflected in the latest payment history is in the amount of $xx.
No modification, forbearance details are available in recent collections comments.
No foreclosure activity has been found.
No details pertaining to the bankruptcy have been found.
No evidence related to the occupancy and current condition of the subject property has been found.
As per the final application, the borrower is self-employed. He is the owner of xx Inc for 129 months.
The loan was originated on xx/XX/2021. xx-19 attestation is available at “xx". xx:xx:xx	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| x.xxx% |----| x.xxxxx% Comment: Updated as per xxxx. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: $xxxxxx.xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: No Cash-Out Tape Value: Change in Rate/Term Variance: Variance %: Comment: Updated as per final xxxx. Tape Source: Initial Tape Type:	3: Curable	* DSCR is less than 1.00 (Lvl 3) "The net operating income is $xx and annual payments (Debt Service) is $xx and the debt service cover ratio (DSCR) is -0.74 which is less than 1."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Subject is NOO. Seller tape shows that early payment default but now current."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
15302447	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,512.14	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,230.29	3.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Secondary	Yes	Yes	Yes	695	Not Applicable	45.408%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2020 and recorded on xx/XX/2020, in the amount of $xx with MERS as nominee for xx.

The chain of assignment has been completed. Currently the assignment is with xx.

No active judgments or liens have been found.

Annual combined taxes of 2021 have been paid in the amount of $5,512.14 on xx/XX/2021.

No prior year delinquent taxes have been found.	According to payment history as of xx/XX/2021, the borrower is current with the loan and the next due date for payment is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $1,648.76 which was applied for due date xx/XX/2021. The current P&I is in the amount of $1,230.29 and current PITI is in the amount of $1,648.76 with an interest rate of 3.125%. The current UPB reflected as per the payment history is in the amount of $xx.	xx:According to servicing comments, the current status of the loan is performing.

According to payment history as of xx/XX/2021, the borrower is current with the loan and the next due date for payment is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $1,648.76 which was applied for due date xx/XX/2021. The current P&I is in the amount of $1,230.29 and current PITI is in the amount of $1,648.76 with an interest rate of 3.125%. The current UPB reflected as per the payment history is in the amount of $xx.

No comment pertaining to the damage on the subject property has been observed.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found.

The borrower xx is self-employed. He is the owner of xx & xx for 4 years. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| -x.xxx% |----| -x.xxxxx% Comment: Final application reflects borrower DTI ratio percent is xx.xxx%. Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value: Collections, < xx Days   Variance:    Variance %:    Comment: According to servicing comments, the current status of the loan is performing.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: $xxxxxx.xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate) Loan Value: x.xxx% Tape Value: xx.xxx% Variance: -xx.xxx% Variance %: -xx.xxxxx% Comment: Final application reflects Housing ratio per U/W is x.xx%. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot decrease test. Initial LE dated 10/XX/2020 reflects non-specific lender credit at $4,205.00. However, Final CD dated 12/XX/2020 reflects non-specific lender credit at $4,075.37. This is decrease of $129.63 for charges that cannot decrease. Valid COC for the decrease in NSLC is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 45.40%. Tape shows borrower's SE income is not supported by P&L statements and miscalculation of bank statement incomeUnable to rely on documents in file and unable to calculate ATR."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.408%, the borrower's income is $xx and total expenses are in the amount of $4,913.13 and the loan was underwritten by LP xx and its recommendation is “Accept” with a DTI of 45.00%."		Moderate	Not Covered	Pass	Pass	Not Covered	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
81855653	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$899.37	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,083.62	3.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	701	Not Applicable	42.888%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 and recorded on xx/XX/2021, in the amount of $xx with MERS as nominee for xx.

The chain of assignment has been completed. Currently the assignment is with xx.

There is one junior mortgage active in the favor of xx Agency in the amount of $7,469.00, originated on xx/XX/2021 and recorded on xx/XX/2021.

Annual combined taxes of 2021 have been paid in the amount of $899.37 on xx/XX/2021.

No prior year delinquent taxes have been found.	According to payment history as of xx/XX/2021, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2021 in the amount of $1,524.94 which was applied for due date xx/XX/2021. The current P&I is in the amount of $1,083.62 and current PITI is in the amount of $1,524.94 with an interest rate of 3.250%. The current UPB reflected as per the payment history is in the amount of $xx.	xx:According to servicing comments, the current status of the loan is performing.

According to payment history as of xx/XX/2021, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2021 in the amount of $1,524.94 which was applied for due date xx/XX/2021. The current P&I is in the amount of $1,083.62 and current PITI is in the amount of $1,524.94 with an interest rate of 3.250%. The current UPB reflected as per the payment history is in the amount of $xx.

The latest property inspection report is not available in the loan file to determine current property condition.

No comment pertaining to the damage on the subject property has been observed.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found.

The borrower xx is self-employed. She is the owner of xx , xx for 8 years and 8 months. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: $xxxxxx.xx |---| |----| Comment: N.A. Tape Source: Initial Tape Type:
Field: GSE or Federal Agency Eligible Indicator (ComplianceEase/QM)   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Amount of Secondary Lien(s): $x,xxx.xx. Loan Amount: $xx. CLTV = xx.xxx%.   Tape Source: Initial   Tape Type:
3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 10/XX/2020 does not reflect USDA Technology Fee. However, CD dated 03/XX/2021 reflects USDA Technology Fee at $25.00. This is an increase in fee of $25.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape shows defect as "AUS was not run with the appropriate Freddie Offering ID: HFA preferred for HFA’s. when this was corrected PC, the AUS changed from an approval to a caution. Manual UW’s are not allowed""
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
46381781	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,720.04	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$853.22	2.750%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	722	Not Applicable	44.109%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 which was recorded on xx/XX/2021 in the amount of $xx with xx.Com, LLC.
The chain of assignment has been completed. Currently, the mortgage is with xx.
Active liens and judgments against the borrower:
Civil judgment against the borrower recorded prior to the subject mortgage on xx/XX/2017 in the amount of $2,917.88 in favor of Bank of xx.
No delinquent taxes have been found.	According to the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment was received on xx/XX/2021 which was applied to xx/XX/2021. The next due date for payment is xx/XX/2022. The P&I is in the amount of $853.22 and PITI is in the amount of $1,259.75. The UPB reflected as per the payment history is in the amount of $xx.	xx:The loan is currently is performing. According to the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment was received on xx/XX/2021 which was applied to xx/XX/2021. The next due date for payment is xx/XX/2022. The P&I is in the amount of $853.22 and PITI is in the amount of $1,259.75. The UPB reflected as per the payment history is in the amount of $xx.
The reason for default is unavailable.
Unable to determine the current occupancy and condition of the subject property.
No evidence has been found regarding the borrower’s current employer details. xx:xx:xx	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| -x.xxx% |----| -x.xxxxx% Comment: Total Original T&I for Debt Ratios: (Real Estate Taxes $xxx.xx + Hazard Insurance $xxx.xx + Flood Insurance $xx + MI $xx + HOA Dues $xx ) equals $x,xxx.xx and All Other Monthly payments are $xxx.xx. The Borrowers Total Monthly income Verified as $x,xxx.xx. Hence, Post-Close DTI per xxxx is xx.xxx%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: $xxxxxx.xx   Variance:    Variance %:    Comment: Updated as per document.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: GSE or Federal Agency Eligible Indicator (ComplianceEase/QM) Loan Value: Yes Tape Value: No Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan fails Compliance Ease delivery and timing test for initial closing disclosure dated 10/XX/2021. Document tracker is missing and 3 business days were added to get receipt date 10/XX/2021 which is less than 3 business days from the Consummation date 10/XX/2021."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) ""Subject approved at 44.10%. Tape shows loan closed with ineligible AUS due to DTI exceeding 50%. 4506 did not turn up tax returns for 2018 to 2020."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.10%, the borrower's income was $2,856.00 and total expenses are in the amount of $1,259.75 and the loan was underwritten by DU xx and its recommendation is “Approve/Eligible” with a DTI of 44.10%."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
60034186	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,760.76	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,506.19	2.625%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	742	746	47.950%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the pro-title dated xx/XX/2022 reflects that the subject mortgage was originated on xx/XX/2021 with the lender MERS as nominee for xx in the amount of $xx, which was recorded on xx/XX/2021. xx has been found. The current assignment is with the lender MERS as nominee for xx.
No active liens and judgments have been found.
The first installment county taxes of 2021 are due on xx/XX/2022 in the amount of $1,880.38 and the second installment county taxes are due on xx/XX/2022 in the amount of $1,880.38.
No prior years delinquent taxes have been found.	According to a review of the payment history as of xx/XX/2021, the borrower is performing with the loan and the next due date for the regular payment is xx/XX/2022. The last payment was received on xx/XX/2021 total in the amount of PITI $2,009.49 which includes P&I $1,506.19 with the rate of interest of 2.625%, which was applied for the due date of xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.	xx:According to the review of the servicing comments, the borrower is performing.
According to a review of the payment history as of xx/XX/2021, the borrower is performing with the loan and the next due date for the regular payment is xx/XX/2022.  The last payment was received on xx/XX/2021 total in the amount of PITI $2,009.49 which includes P&I $1,506.19 with the rate of interest of 2.625%, which was applied for the due date of xx/XX/2021.  The UPB reflected in the latest payment history is in the amount of $xx.
No modification, forbearance details are available in recent collections comments.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
No evidence related to the occupancy and current condition of the subject property has been found.
As per the final application, the borrower is working at xx as a xx for 76 months.
The loan was originated on xx/XX/2021. xx-19 attestation document is located at xx. xx:xx:xx	Not Applicable	Appraisal (Incomplete)	Field: Borrower #x Middle Name Loan Value:xx Tape Value: xx---| |----| Comment: The Note dated xxand signed at closing, reflects the borrower's Middle Name as xx. Tape Source: Initial Tape Type:
Field: Borrower First Name   Loan Value: xx  Tape Value: xx Variance:    Variance %:    Comment: The Note dated xx and signed at closing, reflects the borrower's First Name asxx.   Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: Low   Tape Value: xx   Variance:    Variance %:    Comment: The Note dated xxand signed at closing, reflects the borrower's Last Name asxx.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: $xxxxxx.xx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Disbursement Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -x (Days)   Variance %:    Comment: Final CD reflects disbursement date as x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Limited Cash Out (GSE definition) Tape Value: Change in Rate/Term Variance: Variance %: Comment: Final xxxx reflects purpose of refinance is Limited cash out. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "PIW is missing from the loan documents."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan failed compliance ease delivery and timing test for initial CD dated 1/XX/2021. Document tracker is missing and 3 business days were added to get receipt date 1/XX/2021 which is on the Consummation date 1/XX/2021."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 47.95%. Seller tape shows that undisclosed mortgage payment of borrower with monthly payment of $840.00 increases DTI up to 54.30%. Unable to rely on the docs in loan file and unable to calculate ATR."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 47.95%. The borrower’s income is $8,683.00 and total expenses are in the amount of $4,163.48 and the loan is underwritten using DU xx and its recommendation is “Approve/Eligible” with a DTI of 47.95%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
80643152	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$3,182.66	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,012.63	2.750%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	Not Applicable	xx	Primary	Yes	Yes	No	798	Not Applicable	24.129%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx/XX/2022 shows that the subject mortgage was originated on xx/XX/2020 and recorded on xx/XX/2021 for the amount $xx held by xx.

The chain of assignment is complete.

There is an active mortgage which was recorded prior to the subject mortgage on xx/XX/2016 in the amount of $xx held by “xx” with Instr#xx.

2nd half county taxes of 2021-2022 are due in the amount of $3,182.66 for xx/XX/2022.

No delinquent taxes have been found for the prior year.	Review of payment history as of xx/XX/2021 shows that the borrower is current with the loan. The next due date is xx/XX/2022. The last payment was received on xx/XX/2021 in the amount of $2,012.63 with interest rate 2.750 % which was applied for the due date xx/XX/2021. The current UPB as of the date is $xx.	xx:The current status of the loan is performing.
Review of payment history as of xx/XX/2021 shows that the borrower is current with the loan. The next due date is xx/XX/2022. The last payment was received on xx/XX/2021 in the amount of $2,012.63 with interest rate 2.750 % which was applied for the due date xx/XX/2021. The current UPB as of the date is $xx.
The loan was originated on xx/XX/2020. As per seller's tape data, the borrower was not employed at closing. Covid-19 attestation is available in the loan file which is located at “xx”.
No bankruptcy and foreclosure evidence has been found.
No damage or repairs have been found. xx:xx:xx	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: $xxxxxx.xx |---| |----| Comment: N.A. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: N.A. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan closed with an Appraisal. However, PIW disclosure signed by the borrower is missing from the loan documents"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan failed ComplianceEase delivery and timing test for initial LE dated 8/XX/2020. Document tracker is missing and 3 business days were added to get receipt date 8/XX/2020 which is more than 3 business days from initial application date 8/XX/2020."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test and charges that in total cannot increase more than 10% tolerance test due to initial LE delivery and timing test. Initial LE dated 8/XX/2020 delivered on 8/XX/2020 which is more than 3 business days from initial application date 8/XX/2020."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved/eligible at 24.13%.Tape shows BWR misrepresentation as he was not W2 as disclosed but may be SE and is missing supporting tax returns to validated income. Unable to rely on documents in file and unable to calculate ATR.""		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
17426919	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,793.67	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,207.34	2.875%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Commercial Prop	xx	xx	Investor	Yes	Yes	Yes	703	737	44.276%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2020 and recorded on xx/XX/2021, in the amount of $xx with MERS as nominee for xx.

The chain of assignment has been completed. Currently the assignment is withxx.

No active judgments or liens have been found.

1st county taxes of 2021 have been paid in the amount of $3,896.84 on xx/XX/2021.

2nd county taxes of 2021 have been due in the amount of $3,896.83.

No prior year delinquent taxes have been found.	According to payment history as of xx/XX/2021, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2021 in the amount of $1,889.39 which was applied for due date xx/XX/2021. The current P&I is in the amount of $1,207.34 and current PITI is in the amount of $1,889.39 with an interest rate of 2.875%. The current UPB reflected as per the payment history is in the amount of $xx.	xx:According to servicing comments, the current status of the loan is performing.

According to payment history as of xx/XX/2021, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2021 in the amount of $1,889.39 which was applied for due date xx/XX/2021. The current P&I is in the amount of $1,207.34 and current PITI is in the amount of $1,889.39 with an interest rate of 2.875%. The current UPB reflected as per the payment history is in the amount of $xx.

As per final application both the borrowers xx Donald and xx Donald are retired.

No comment pertaining to the damage on the subject property has been observed.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: $xxxxxx.xx |---| |----| Comment: NA. Tape Source: Initial Tape Type:
Field: Disbursement Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -x (Days)   Variance %:    Comment: Final closing disclosure reflects disbursement date as xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
																																																																																				Field: Subject Property Type Loan Value: Commercial Prop Tape Value: Low Rise Condo (x-x Stories) Variance: Variance %: Comment: Appraisal report reflects subject property type as Commercial Property. Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Commercial Prop (Lvl 4) ""Tape shows subject condo is a condotel unit in a timeshare project (xx) in xx. Elevated for client review."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
88779975	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,630.18	11/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,635.78	2.375%	180	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	787	Not Applicable	49.369%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2020 which was recorded on xx/XX/2020 in the amount of $xx with xx.
The chain of assignment has been completed. Currently, the mortgage is with xx.
Active liens and judgments against the borrower:
There are two civil judgments against the borrower in the total amount of $xx in favor of xx which were recorded prior to the subject mortgage on different dates.
Civil judgment against the borrower was recorded on xx/XX/2021 in the amount of $5,096.56 in favor of xx, LLC.
Child support lien against the borrower was recorded prior to the subject mortgage on xx/XX/2012 in favor of County of xx. However; the lien amount is unavailable.
There are seven state tax liens against the borrower in the total amount of $2,431.52 in favor of xx, -xx which were recorded prior to the subject mortgage on different dates.
No delinquent taxes have been found.	According to the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment was received on xx/XX/2021 which was applied to xx/XX/2021. The next due date for payment is xx/XX/2022. The P&I is in the amount of $1,635.78 and PITI is in the amount of $2,237.14. The UPB reflected as per the payment history is in the amount of $xx.	xx:The loan is currently is performing. According to the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment was received on xx/XX/2021 which was applied to xx/XX/2021. The next due date for payment is xx/XX/2022. The P&I is in the amount of $1,635.78 and PITI is in the amount of $2,237.14. The UPB reflected as per the payment history is in the amount of $xx.
The reason for default is unavailable.
Unable to determine the current occupancy and condition of the subject property.
As per the 1003 document the borrower is working as an Owner at “xx” for 20 years. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: $xxxxxx.xx |---| |----| Comment: N.A Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N.A   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: No Cash-Out Tape Value: Change in Rate/Term Variance: Variance %: Comment: No Cash-out. Tape Source: Initial Tape Type:	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approve at 49.369%. Tape shows self-employed income miscalculation may push DTI to over 61.76%. Unable to rely on docs in file and unable to calc ATR."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.369%, the borrower's income is $5,416.67 and total expenses are in the amount of $2,674.14 and the loan was underwritten by LP xx and its recommendation is “Accept” with a DTI of 49.369%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
67895312	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other	$992.57	$1,857.67	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,173.12	4.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Investor	Yes	Yes	No	744	Not Applicable	35.147%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2019 and recorded on xx/XX/2019, in the amount of $xx with MERS as nominee for xx.

The chain of assignment has been completed. Currently the assignment is with xx.

The subject mortgage is on lower lien position as there are multiple ECB liens against the subject property in the total amount of $xx in favor of xx Bureau recorded on different dates.

1st, 3rd and 4th combined taxes of 2022 have been paid in the amount of $1,419.56.

4th combined taxes of 2022 have been due in the amount of $438.11.

4th other taxes of 2022 have been delinquent in the amount of $992.57 and good through date is xx/XX/2022.

Annual utility charges of 2022 have been delinquent in the amount of $233.62 and good through date is xx/XX/2022.	According to payment history as of xx/XX/2021, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2021 in the amount of $3,491.59 which was applied for due date xx/XX/2021. The current P&I is in the amount of $3,173.12 and current PITI is in the amount of $3,491.59 with an interest rate of 4.500%. The current UPB reflected as per the payment history is in the amount of $xx.	xx:According to servicing comments, the current status of the loan is performing.

According to payment history as of xx/XX/2021, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2021 in the amount of $3,491.59 which was applied for due date xx/XX/2021. The current P&I is in the amount of $3,173.12 and current PITI is in the amount of $3,491.59 with an interest rate of 4.500%. The current UPB reflected as per the payment history is in the amount of $xx.

As per comment dated xx/XX/2021, the borrower’s income is impacted by covid-19. The servicer provided an FB which ran and were extended several times from xx/XX/2020 to xx/XX/2021.

As per comment dated xx/XX/2021, the subject property is occupied by unknown party. No comment pertaining to the damage on the subject property has been observed.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found.

The borrower xx is self-employed. He is the 50% partner at xx for 11 years and 5 months. xx:xx:xx	Not Applicable	Appraisal (Incomplete)	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| -x.xxx% |----| -x.xxxxx% Comment: Borrower DTI ratio is xx.xxx%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: $xxxxxx.xx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: GSE or Federal Agency Eligible Indicator (ComplianceEase/QM)   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Yes   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Housing ratio per U/W is xx.xxx%.   Tape Source: Initial   Tape Type:
																																																																																				Field: Trial Modification Agreement in file? Loan Value: Yes Tape Value: No Variance: Variance %: Comment: Yes. Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "This is a purchase transaction, loan originated on 10/XX/2019 with the contract price of $xx. However, as per the appraisal report, subject had a prior sale on 04/XX/2019 for $xx. All improvements have been completed (1004D is located at xx). There might be an issue of property flipping. Elevated for client review."	* Loan does not conform to program guidelines (Lvl 3) "Subject approved as NOO at 35.80%. Seller defect shows rental/Employment income miscalculation may push DTI higher. Elevated for client review."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
73761801	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,537.32	11/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$785.83	3.500%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	755	775	47.360%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2022 reflects that the subject mortgage was originated on xx/XX/2021 with the lender MERS as nominee for xx in the amount of $xx, which was recorded on xx/XX/2021 Instrument# | Book/Page# 2021-xx.
The chain of the assignment has been completed.
No active liens and judgments have been found against the borrower and the property.
No prior year’s delinquent taxes have been found.	According to a review of the payment history as of xx/XX/2021, the loan is currently performing and the next due date for the regular payment is xx/XX/2022. The last payment was received on xx/XX/2021 total in the amount of PITI $1,003.85 which includes P&I $785.83 with the rate of interest 3.500%, which was applied for the due date of xx/XX/2020. The UPB reflected in the latest payment history is in the amount of $xx.	xx:According to the review of the servicing comments, the current status of loan is performing. The next due date for the regular payment is xx/XX/2022. The UPB reflected in the latest payment history is in the amount of $xx.
No comments have been found regarding reason for default.
The borrower xx is the owner of xx for 15 years.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No details have been found regarding damage. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock Transmittal (1008)	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| x.xxx% |----| x.xxxxx% Comment: As per final application borrower DTI ratio percent is xx.xxx%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: $xxxxxx.xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Disbursement Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -x (Days)   Variance %:    Comment: Final CD reflects disbursement date as x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: No Cash-Out Tape Value: Change in Rate/Term Variance: Variance %: Comment: As per final CD purpose of refinance per application is No cash out. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Subject approved as NOO. Rental income miscalculation may push DTI over 52%."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Transmittal Summary is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
80128749	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$3,990.08	01/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,786.26	2.875%	180	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	727	782	36.640%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 with the lender MERS as nominee for xx in the amount of $xx which was recorded on xx/XX/2021 with instrument#xx.

There is no chain of assignment as the subject mortgage is with the original lender.

There is a prior mortgage that originated on xx/XX/2021 with lender MERS as nominee for xx in the amount of $xx which was recorded on xx/XX/2021.

There is water/sewer lien against the subject property in the favor of xx which was recorded on xx/XX/2014.

County 1st and 2nd installment taxes of 2021/2022 have been paid in the total amount of $3,990.08 on xx/XX/2021. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/XX/2022, the borrower is current with the loan. The last payment was received on xx/XX/2022 which was applied to xx/XX/2022. The next due date for payment is xx/XX/2022. The borrower pays the P&I in the amount of $2,786.26 with an interest rate of 2.875%. The current UPB reflected is in the amount of $xx.	xx:As per the review of collection comments, the current status of the loan is performing. According to the payment history seller’s tape data as of xx/XX/2021, the borrower is current with the loan. The next due date for payment is xx/XX/2022. The current UPB reflected is in the amount of $xx. No comments have been found regarding the borrower’s income being impacted due to the covid-19 pandemic. No comments have been found regarding the subject property condition. As per the final loan application, the borrower is owner of Calseedling for 28 years. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| -x.xxx% |----| -x.xxxxx% Comment: Borrower DTI ratio percent is xx.xxx%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: $xxxxxx.xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: x.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Housing ratio per U/W is x.xxx%.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: No Cash-Out Tape Value: Change in Rate/Term Variance: Variance %: Comment: As per final application purpose of refinance is no cash-out. Tape Source: Initial Tape Type:	3: Curable	* DSCR is less than 1.00 (Lvl 3) "Total annual operating expenses are $xx and net operating income is $xx. The DSCR is -0.65 which is less than 1."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is NOO. Seller tape shows that appraisal is not complete as exterior only appraisal is available in the loan file which is not permitted for the refinance. Also, the mortgage that was paid off at closing was not previously owned by Freddie Mac."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
14748874	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$2,538.72	$10,773.23	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$969.44	3.375%	180	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	697	Not Applicable	38.067%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2020 which was recorded on xx/XX/2020 in the amount of $xx with xx.
The chain of assignment has been completed. Currently, the mortgage is with xx.
No active liens and judgments against the borrower.
Annual town/school tax for 2021 is delinquent in the amount of $2,538.72 which was due on xx/XX/2021 and good through by xx/XX/2022.	According to the tape data as of xx/XX/2021, the borrower is current with the loan. The date of last payment received is unavailable. The next due date for payment is xx/XX/2022. The P&I is in the amount of $969.44 and PITI is in the amount of $1,797.04. The UPB reflected as per the tape data is in the amount of $xx.	xx:The loan is currently is performing. According to the tape data as of xx/XX/2021, the borrower is current with the loan. The date of last payment received is unavailable. The next due date for payment is xx/XX/2022. The P&I is in the amount of $969.44 and PITI is in the amount of $1,797.04. The UPB reflected as per the tape data is in the amount of $xx.
The reason for default is unavailable.
Details of occupancy and condition of the subject property have not been found in latest servicing comments.
As per the 1003 document the borrower is working as a Dietician at “xx Hospital / Healthquest” for 3 month. xx:xx:xx	Not Applicable	Field: Current Value Loan Value: Not Applicable Tape Value: $xxxxxx.xx |---| |----| Comment: NA Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan fails Compliance Ease delivery and timing test for Revised closing disclosure dated 01/XX/2020. Document tracker is missing and 3 business days were added to get receipt date 01/XX/2020 which is after the consummation date 01/XX/2020.

This loan failed the TRID total of payments test due to the total of payments is $xx. The disclosed total of payments of $xx is not considered accurate because it is
understated by more than $100."	* ComplianceEase TILA Test Failed (Lvl 2) "Finance charge disclosed on Final CD as $xx. Calculated finance charge is $xx for an under disclosed amount of $1,928.94. Reason for finance charge under disclosure is unknown as the fee itemization is missing.

																																																																																								Loan failed TILA APR Test due to APR calculated 3.741% Exceeds APR threshold of 3.938% Variance -0.197%. Subject loan is a purchase, originated on xx and the SOL is 1 year."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
24119029	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,759.55	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,292.91	3.625%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Commercial Prop	xx	xx	Investor	Yes	Yes	Yes	794	754	19.243%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 and was recorded on xx/XX/2021, in the amount of $xx, with MERS as nominee for xx, with Instrument#xx.

The chain of assignment has been completed; currently, the assignment is with MERS as nominee for xx.

No active judgments or liens have been found against the borrower.

Annual combined taxes of 2021 have been paid on xx/XX/2021 in the amount of $5,759.55.	According to the payment history as of xx/XX/2021, the current status of the loan is performing. The last payment was received on xx/XX/2021 which was applied for the due date of xx/XX/2022 and the next due date for payment is xx/XX/2022. The P&I is in the amount of $1,292.91 and PITI is in the amount of $1,753.33 The UPB reflected as per the payment history is in the amount of $xx.	xx:The current status of the loan is performing.
According to the payment history as of xx/XX/2021, the last payment was received on xx/XX/2021 which was applied for the due date of xx/XX/2022 and the next due date for payment is xx/XX/2022. The P&I is in the amount of $1,292.91 and PITI is in the amount of $1,753.33 The UPB reflected as per the payment history is in the amount of $xx.
The reason for default is unable to be determined from the latest servicing comments.
No comment has been found stating that borrower’s income is impacted due to covid-19.
No evidence has been found regarding damage or repairs in the latest servicing comments.
As per the 1003, the borrower is working at the “xx ” as sales for 32.0 years. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| -xx.xxx% |----| -xx.xxxxx% Comment: Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: $xxxxxx.xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: x.xxx%   Tape Value: xx.xxx%   Variance: -xx.xxx%   Variance %: -xx.xxxxx%   Comment: NA   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: No Cash-Out   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment: Final Application reflects purpose of refinance as No Cash-Out.   Tape Source: Initial   Tape Type:
																																																																																				Field: Subject Property Type Loan Value: Commercial Prop Tape Value: Low Rise Condo (x-x Stories) Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Commercial Prop (Lvl 4) "Per tape and appraisal, subject is a condotel unit in the xx in xx Key Fl. Units are listed on VRBO and Airbnb. Elevated for client review."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
86401553	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,453.72	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,422.44	2.500%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	725	Not Applicable	27.622%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the pro-title dated xx/XX/2022 reflects that the subject mortgage was originated on xx/XX/2020 with the lender MERS as nominee for xx in the amount of $xx, which was recorded on xx/XX/2021.
No assignment has been found.  The current assignment is with the lender MERS as nominee for xx.
No active liens and judgments have been found.
The first installment county taxes of 2021 are due on xx/XX/2022 in the amount of $2,226.86 and the second installment county taxes are due on xx/XX/2022 in the amount of $2,226.86.
No prior years delinquent taxes have been found.	According to a review of the payment history as of xx/XX/2021, the borrower is performing with the loan and the next due date for the regular payment is xx/XX/2022. The last payment was received on xx/XX/2021 total in the amount of PITI $2,023.73 which includes P&I $1,422.44 with the rate of interest of 2.50%, which was applied for the due date of xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.	xx:According to the review of the servicing comments, the borrower is performing.
According to a review of the payment history as of xx/XX/2021, the borrower is performing with the loan and the next due date for the regular payment is xx/XX/2022.  The last payment was received on xx/XX/2021 total in the amount of PITI $2,023.73 which includes P&I $1,422.44 with the rate of interest of 2.50%, which was applied for the due date of xx/XX/2021.  The UPB reflected in the latest payment history is in the amount of $xx.
As per the seller’s tape data, the borrower was unemployed. according to the loan documentation, the borrower was employed by xx, and income from this employment was included in the debt-to-income ratio xx calculation. However, the research confirmed that the borrower was not employed as disclosed as of the closing date.
No foreclosure activity has been found.
No pertaining bankruptcy-related details have been found.
No evidence related to the occupancy and current condition of the subject property has been found.
As per the final application, the borrower is working at xx as a xx  for 17 months.
As per the borrower declaration document located at xx, the borrower's income was not impacted due to the Covid-19. xx:xx:xx	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: $xxxxxx.xx |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Limited Cash Out (GSE definition) Tape Value: Change in Rate/Term Variance: Variance %: Comment: Final application reflects purpose of refinance as Limited cash out. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "PIW disclosure signed by the borrower is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 27.62%. Tape shows borrower was not employed at the time of closing. Unable to rely on documents in file and unable to calculate ATR."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
11967016	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,544.52	11/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$473.75	4.500%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	670	Not Applicable	45.395%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2022 reflects that the subject mortgage was originated on xx/XX/2020 with the lender MERS as nominee for xx Corporation in the amount of $xx, which was recorded on xx/XX/2020 Instrument# | Book/Page# xx.
The chain of the assignment has been completed.
No active liens and judgments have been found against the borrower and the property.
Combined 1st and 2nd half taxes for the year of 2021 are due total in the amount of $1,544.52.
No prior year’s delinquent taxes have been found.	According to a review of the payment history as of xx/XX/2021, the loan is currently performing and the next due date for the regular payment is xx/XX/2021. The last payment was received on xx/XX/2021 total in the amount of PITI $714.60 which includes P&I $473.75 with the rate of interest 4.500%, which was applied for the due date of xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.	xx:According to the review of the servicing comments, the current status of loan is performing. The next due date for the regular payment is xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.
As per comment dated xx/XX/2021, RFD is curtailment of income.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No details have been found regarding damage. xx:xx:xx	Not Applicable	Appraisal (Incomplete) Missing Initial Closing Disclosure Missing or error on the Rate Lock	Field: Age of Loan Loan Value: xx Tape Value: xx |---| -x |----| -xx.xxxxx% Comment: Tape shows age of loan xx months. However, audit value shows xx months. Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx%   Tape Value: xx%   Variance: -xx%   Variance %: -xx%   Comment: Collateral Value used for Underwriting: $xx. Amount of Secondary Lien: $xx.xx. Loan Amount: $xx. CLTV = xx%.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Total Original PITIAfor Debt Ratios: (Real Estate Taxes $xxx.xx + Hazard Insurance $xxx.xx + Flood Insurance $xx.xx + MI $xx.xx + HOA Dues $xx.xx + P&I $xxx.xx + other debts $x,xxx.xx) equals $x,xxx.xx. Monthly income $x,xxx.xx. Post-close DTI reflects xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Post-Close Housing Ratio per xxxx   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Total all REO PITIA payments equal $xxx.xx. Monthly income $x,xxx.xx. Post-close housing ratio reflects xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Change in Rate/Term   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: Final CD reflects purpose of refinance as change in rate/term..   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-x Loan Value: Refinance Tape Value: Cash Out Variance: Variance %: Comment: Final CD reflects purpose of transaction as refinance. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan closed with an Appraisal. However, Market condition addendum is missing from the loan documents."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3)     "TRID tolerance test is incomplete due to Initial LE and Initial CD is missing from loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject loan is conventional. Seller tape shows program/guideline violation. No further information has been given."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial Closing Disclosure is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.395%, the borrower’s income is $4,636.66 and total expenses are in the amount of $2,104.79 and the loan was underwritten by LP xx and its recommendation is “Accept” with a DTI of 45%."		Elevated	Pass	Pass	Pass	Pass	No Result	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
81350738	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,422.02	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,722.22	3.875%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	733	779	42.095%	First	Final policy	Not Applicable	$14,649.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 and was recorded on xx/XX/2021, in the amount of $xx, with MERS as nominee for xx, with instrument#xx.

The chain of assignment has not been completed. Currently, the assignment is with MERS as nominee for xx.

There is a junior mortgage against the subject property in the favor of xx., which was originated on xx/XX/2021 and was recorded on xx/XX/2021 in the amount of $xx.

No active judgments or liens have been found against the borrower.
1st and 2nd installment county taxes of 2021 have been paid on xx/XX/2021 & xx/XX/2021 in the amount of $1,422.02.	According to the payment history as of xx/XX/2021, the borrower is performing with the loan. The last payment is unable to determine and the next due date for payment is xx/XX/2021. The P&I is in the amount of $1,722.22 and PITI is in the amount of $2,160.00. The UPB reflected as per the payment history is in the amount of $xx.	xx:As per the comment history, the loan is performing.
According to the payment history as of xx/XX/2021, the borrower is performing with the loan. The last payment is unable to determine and the next due date for payment is xx/XX/2021. The P&I is in the amount of $1,722.22 and PITI is in the amount of $2,160.00. The UPB reflected as per the payment history is in the amount of $xx. xx:xx:xx	Not Applicable	Missing Dicsloures Missing or error on the Rate Lock Mortgage Insurance	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: MI is missing from the loan documents. Tape Source: Initial Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xxx   Tape Value: xx   Variance: xxx   Variance %: xxxx.xxxxx%   Comment: The Note reflects the Loan Original Maturity Term Months as xxx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx%   Tape Value: xx%   Variance: xx%   Variance %: xx%   Comment: Collateral value used for underwriting: $xx. Loan Amount: $xx. CLTV = xx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value:x%   Tape Value:xx%   Variance: xx%   Variance %: xx%   Comment: Collateral value used for underwriting: $xx. Loan Amount: $xx. LTV = xx%.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: xxx Tape Value: xx Variance: xxx Variance %: xxxx.xxxxx% Comment: The Note reflects the Stated Remaining Term as xxx. Tape Source: Initial Tape Type:	3: Curable	* Final Application Incomplete (Lvl 3) "Final 1003 application is not hand signed by borrower."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows that loan is an uninsured FHA loan and Seller had to repurchase from Lakeview because the co-borrower had a Mortgage Credit Reject from another lender. Seller sold the loan to Lakeview on 10/XX/21 and repurchased it today. There is a small state bond second at 0% interest and no payments due."
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage insurance certificate is missing from loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 3) "Home loan toolkit is missing from the loan documents."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed FHA QM Safe Harbor Test threshold test due to APR calculated 4.970% exceeds APR threshold of 4.850% Over By +0.120%. Subject loan is escrowed.

Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 4.632% exceeds APR threshold of 4.350% Over By +0.282%. Subject loan is escrowed."
																																																																																								* Higher Price Mortgage Loan (Lvl 2) "Loan failed Higher-Priced Mortgage Loan Test due to APR calculated 4.970% exceeds APR threshold of 4.350% Over By +0.620%. Subject loan is escrowed."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
8772264	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$549.07	01/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$556.74	6.000%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	04/XX/2016	$65,281.74	$17,500.00	6.000%	$286.47	05/XX/2016	Financial Hardship	As per the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2002 and recorded on xx/XX/2002, in the amount of $xx, with MERS as nominee for xx, with Instrument#xx|Book/Page#xx.

The chain of assignment has not been completed. Currently the assignment is wit   xx, as Trustee of the xx Trust. The last assignment should be with xx.
There is a state tax lien against the borrower in the favor of State of xx Dept of Revenue, which was recorded on xx/XX/2010 in the amount of $xx.
Annual combined taxes of 2021 have been paid on xx/XX/2021 in the amount of $538.54.	According to the payment history as of xx/XX/2022, the borrower is current with the loan. The last payment was received on xx/XX/2022 which was applied for the due date of xx/XX/2022 and the next due date for payment is xx/XX/2022. The P&I is in the amount of $286.47 and PITI is in the amount of $326.24. The UPB reflected as per the payment history tape data is in the amount of $xx.	xx:The borrower is current with the loan
According to the payment history as of xx/XX/2022, the last payment was received on xx/XX/2022 which was applied for the due date of xx/XX/2022 and the next due date for payment is xx/XX/2022. The P&I is in the amount of $286.47 and PITI is in the amount of $326.24. The UPB reflected as per the payment history tape data is in the amount of $xx.
The reason for default is unable to be determined from the latest servicing comments.
No comment has been found stating that borrower’s income is impacted due to covid-19.
No evidence has been found regarding damage or repairs in the latest servicing comments. xx:xx:xx	According to the modification, the loan was modified on 4/XX/2016 between the borrower and the lender. The new modified principal balance as per modification is in the amount of $xx with interest rate starting at 6.000 % and the borrower promises to pay P&I in the amount of $286.47 beginning from 5/XX/2016. The maturity date as per modification is xx. The interest-bearing amount is $xx. The deferred balance is $xx. There is no principal forgiven amount.	Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer Right of Rescission	Field: Interest Calculation Type Loan Value: xxx/xxx Tape Value: In Arrears |---| |----| Comment: As per the note, the interest calculation type is xxx/xxx. Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: xx (Days)   Variance %:    Comment: According to the payment history as of x/XX/xxxx, the last payment was received on x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Late Charge Grace Period   Loan Value: xx   Tape Value: xx   Variance: -x   Variance %: -x.xxxxx%   Comment: As per the note, the late charge grace period is xx.   Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value: Not Applicable Tape Value: x/XX/xxxx Variance: Variance %: Comment: There is no foreclosure activity found in the collection comment and loan file. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA right of rescission test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA right of rescission test.
Closed-end (12 CFR §1026.23(a)(3) , transferred from 12 CFR §226.23(a)(3) ), Open-end ( 12 CFR §1026.15(a)(3) , transferred from 12 CFR §226.15(a)(3) ) The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the given loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State. The following required state disclosures are missing from the loan file.
1. Amortization Schedule Disclosure
2. Credit Property Insurance Disclosure
3. Fee Agreement
4. Priority of Security Instrument Disclosure
5. Attorney Selection Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer document is missing from loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
43061381	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$3,643.78	$1,284.70	01/XX/2022	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$640.81	7.550%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Review of updated title report dated xx/XX/2022 shows that the subject mortgage was originated on xx/XX/2004 and recorded on xx/XX/2004 for the amount $xx held by xx
The chain of assignment has been completed.

There is a state tax lien active against the borrower “xx” in favor of “State of xx of Taxation” which was recorded on xx/XX/2021 in the amount of $1,302.21.
There is a judgment active against the borrower “xx” in favor of “City of xx” in the amount of $6,066.00 which was recorded on xx/XX/2021.
Annual combined taxes of 2021 are due in the total amount of $1,284.7.
Annual combined taxes of 2020 have been delinquent in the amount of $3,643.78 which was due on xx/XX/2022 with good through date of xx/XX/2022.	Review of payment history as of xx/XX/2022 shows that the borrower is current with the loan. The next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $213.12 with interest rate 5.500 % which was applied for the due date xx/XX/2022. The borrower is making biweekly payments. The current UPB as of the date is $xx.	xx:The loan is currently performing.
Review of payment history as of xx/XX/2022 shows that the borrower is current with the loan. The next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $213.12 with interest rate 5.500 % which was applied for the due date xx/XX/2022. The borrower is making bi-weekly payments. The current UPB as of the date is $xx.
No foreclosure evidence has been found.
The comment dated xx/XX/2021 shows that the subject property had roof damage due to storm. The estimated amount of repairs was not found. However, the insurance company issued a loss draft in the amount of $xx for repairs. The comment dated xx/XX/2021 shows that the repairs have been done. The comment dated xx/XX/2021 shows that the subject property has been occupied by owner. xx:xx:As per the PACER records, the borrower xx had filed bankruptcy under chapter 7 with the case# xx on xx/XX/2021. The schedule D in voluntary petition shows the secured claim in the amount of $xx and the value of collateral which supports the claim is $xx. Therefore, the unsecured amount is $xx . The case was discharged on xx/XX/2021 and fully terminated on xx/XX/2021.	This is conventional fixed rate mortgage originated with the P&I $640.81 and interest rate is 7.550%. As per payment history as of 1/XX/2022, the current P&I is $213.12 and interest rate is 5.500%. There is decrease in P&I and rate of interest with respect to note data which seems that there would be a possibility of loan modification. As per seller’s tape data, the loan was modified on 5/XX/2018. However, the modification agreement is missing from the loan file.	Affiliated Business Disclosure Notice of Servicing Transfer Right of Rescission	Field: Doc Date of Last Modification Loan Value: Unavailable Tape Value: x/XX/xxxx |---| |----| Comment: Mod is missing. Tape Source: Initial Tape Type:
Field: Interest Calculation Type   Loan Value: xxx/xxx   Tape Value: In Arrears   Variance:    Variance %:    Comment: xxx/xxx.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: xx (Days)   Variance %:    Comment: As per payment history, last payment received date is x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Late Charge Grace Period   Loan Value: xx   Tape Value: xx   Variance: -x   Variance %: -x.xxxxx%   Comment: Late charge grace period is xx.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment: This is fixed type loan.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: Unavailable   Tape Value: xx-xxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: x.xxxxx%   Tape Value: x.xxxxx%   Variance: x.xxxxx%   Variance %: x.xxxxx%   Comment: Original rate is x.xx%.   Tape Source: Initial   Tape Type:
Field: Payment Frequency   Loan Value: Unavailable   Tape Value: Biweekly   Variance:    Variance %:    Comment: The borrower has promised to make monthly payments.   Tape Source: Initial   Tape Type:
Field: Prior Year Taxes Due - Delinquent Amount per Title Review   Loan Value: $xxxx.xx   Tape Value: $xxxx.xx   Variance: $-xxx.xx   Variance %: -xx.xxxxx%   Comment: N/A   Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value: Not Applicable Tape Value: xx/XX/xxxx Variance: Variance %: Comment: No FC details have been found in Collection and loan file. However, tape shows complaint filing date as xx/XX/xxxx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from the loan file."
																																																																																								* Settlement date is different from note date (Lvl 2) "As per note date is xx and HUD-1 settlement date is xx. However, the settlement date is different from note date."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
45838186	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$89.93	$1,665.74	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	$730.29	7.950%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	08/XX/2013	$65,000.00	Not Applicable	6.000%	$389.71	09/XX/2013	Financial Hardship	The review of the updated title report dated xx/XX/2022 shows that the subject mortgage was originated on xx/XX/2003 and was recorded on xx/XX/2003 with instrument# xx in the amount of $xx in favor of MERS as nominee for xx.

The chain of assignment has been completed as the subject mortgage is currently with  xx, as Trustee of the xx Trust.

2nd combined taxes of 2021 are due in the amount of $832.87 on xx/XX/2022.

1st combined taxes of 2021 are paid off in the amount of $742.94 on xx/XX/2022.

Delinquent:
1st combined taxes of 2021 are delinquent in the amount of $89.93 which was due on xx/XX/2022.	Review of the payment history dated as of xx/XX/2022 reveals that the loan is performing. The last payment was received in the amount of $389.71 on xx/XX/2021 which was applied for the due date of xx/XX/2022. The next due date is xx/XX/2022. Current UPB as of date reflects in the provided payment history is in the amount of $xx and current interest rate as per payment history is 6.000%.	xx:Currently, the loan is performing. Provided payment history as of xx/XX/2021, reveals that the UPB as of the data is in the amount of $xx.

Loan modification agreement was made between the borrower and Lender on xx/XX/2013. The new modified rate is 6.000% and borrower promises to pay P&I in the amount of $389.71 which was begun on xx/XX/2013. The new principal balance is $xx. The interest bearing amount is $xx and the maturity date is xx/XX/2043. Reason for modification is financial hardship.

Review of the payment history dated as of xx/XX/2021 reveals that the loan is performing. The last payment was received in the amount of $389.71 on xx/XX/2021 which was applied for the due date of xx/XX/2022. The next due date is xx/XX/2022. Current UPB as of date reflects in the provided payment history is in the amount of $xx and current interest rate as per payment history is 6.000%.

The debtor xx had filed bankruptcy under chapter-7 on xx/XX/2006 with the Case# xx and the debtor was discharged on xx/XX/2007 and terminated on xx/XX/2011. xx:xx:The debtor xx had filed bankruptcy under chapter-7 on xx/XX/2006 with the Case# xx and the debtor was discharged on xx/XX/2007 and terminated on xx/XX/2011.	Loan modification agreement was made between the borrower and Lender on 08/XX/2013. The new modified rate is 6.000% and borrower promises to pay P&I in the amount of $389.71 which was begun on 09/XX/2013. The new principal balance is $xx. The interest bearing amount is $xx and the maturity date is 08/XX/2043. Reason for modification is financial hardship.	Affiliated Business Disclosure HUD-1 Closing Statement Notice of Servicing Transfer Right of Rescission	Field: Interest Calculation Type Loan Value: xxx/xxx Tape Value: In Arrears |---| |----| Comment: xxx/xxx. Tape Source: Initial Tape Type:
Field: Late Charge Grace Period   Loan Value: xx   Tape Value: xx   Variance: -x   Variance %: -x.xxxxx%   Comment: xx.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: x.xxxxx%   Tape Value: x.xxxxx%   Variance: x.xxxxx%   Variance %: x.xxxxx%   Comment: x.xxxx%.   Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value: Not Applicable Tape Value: x/XX/xxxx Variance: Variance %: Comment: N/A Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1 is available in the loan file but not signed by borrower."
* Not all borrowers signed HUD (Lvl 3) "The final HUD-1 is available in the loan file but not signed by borrower."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "ComplianceEase Risk Indicator is "Moderate" due to TILA Right of Rescission Test: FAIL"
* ComplianceEase TILA Test Failed (Lvl 2)     "ComplianceEase TILA test failed due to This loan failed the TILA right of rescission test.
The funding date is before the third business day following consummation.
The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "Right of rescission is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
76382606	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	XX	$0.00	$1,776.30	01/XX/2022	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$793.88	11.250%	360	xx	xx	Conventional	Fixed	Cash Out	Unavailable	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	12/XX/2009	$84,286.83	$4,410.03	5.420%	$450.00	12/XX/2009	Financial Hardship	Updated title dated xx/XX/2006 shows that subject mortgage was originated on xx/XX/2006 in the amount of $xx with lender, xx
Chain of assignment has been completed. Currently, the mortgage is with xx to US xx N.A.
There are multiple water/sewer liens active against subject property in the total amount of $1934.74 which was filed by Department of Public and Services, xx on different dates.
There is an HOA lien active against subject property which was filed by xx Estates HOA on xx/XX/2015 in the amount of $1139.18.
There are multiple state tax liens against borrower,  xx in the total amount of $988.63 which was filed by xx of xx on different dates.
There are 2 civil judgments entered against borrower, xx and xx.
There are 2 parcels on the property. No prior year delinquent taxes have been found.	According to the payment history as of xx/XX/2022, the borrower has been delinquent for 12 months and the next due date for payment is xx/XX/2020. The last payment was received on xx/XX/2022 in the amount of $479.21 which was applied for xx/XX/2020. The P&I is in the amount of $450.00 and PITI is in the amount of $479.21. The UPB reflected as per the payment history is in the amount of $xx.	xx:The loan is in bankruptcy and the next due date for payment is xx/XX/2020. The last payment was received on xx/XX/2022 in the amount of $479.21 which was applied for xx/XX/2020.
RFD is unable to be determined from the available comments.
Borrower, xx Childress had filed the bankruptcy under chapter 13, case#xx on xx/XX/2020. Chapter 13 plan filed on xx/XX/2020 states that trustee will pay $366.67 towards arrearage and $475.93 towards monthly payment till the end of the plan.
The notice of default was filed on xx/XX/2018. As per notice of trustee's sale recorded on xx/XX/2019, the foreclosure sale was scheduled for xx/XX/2019. However, the FC was placed on hold due to bankruptcy filed by borrower. No further FC action has been noted. xx:The notice of default was filed on xx/XX/2018. As per notice of trustee's sale recorded on xx/XX/2019, the foreclosure sale was scheduled for xx/XX/2019. However, the FC was placed on hold due to bankruptcy filed by borrower. As per seller's tape data, the foreclosure sale date is xx/XX/2021. However, as per the tape data, the sale was scheduled for xx/XX/2021. No further details have been found. xx:Borrower, xx Childress had filed the bankruptcy under chapter 13, case#xx on xx/XX/2020. Chapter 13 plan filed on xx/XX/2020 states that trustee will pay $366.67 towards arrearage and $475.93 towards monthly payment till the end of the plan. The motion to value collateral filed on xx/XX/2020 indicates value of subject property is $xx. The date of last filing is xx/XX/2021.	Adjustment of terms and agreement was made on 12/XX/2009. As per the terms of agreement, the borrower promises to pay new UPB $xx with revised interest rate 5.42% by making P&I of $450.00 beginning from 12/XX/2009 to 11/XX/2039. The balance in the amount of $4410.03 has been deferred.	Credit Application Credit Report Origination Appraisal	Field: Current Legal Status Loan Value: Bankruptcy-Delinquent Tape Value: Bankruptcy |---| |----| Comment: Current legal status is Bankruptcy delinquent. Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: xx (Days)   Variance %:    Comment: The last payment was made on x/XX/xxxx   Tape Source: Initial   Tape Type:
Field: Late Charge Code   Loan Value: % of P&I   Tape Value: No late charges   Variance:    Variance %:    Comment: As per note, the late charges is % of P&I   Tape Source: Initial   Tape Type:
Field: Late Charge Grace Period   Loan Value: xx   Tape Value: x   Variance: xx   Variance %: xxxx.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: No MIN# found on Mortgage document.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: xx.xxxxx%   Tape Value: x.xxxxx%   Variance: x.xxxxx%   Variance %: x.xxxxx%   Comment: As per note, the original rate is xx.xx%   Tape Source: Initial   Tape Type:
Field: Prior Year Taxes Due - Delinquent Amount per Title Review   Loan Value: $x.xx   Tape Value: $xxxx.xx   Variance: $-xxxx.xx   Variance %: -xxx.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: xx/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xxx (Days)   Variance %:    Comment: As per tape data, S&C filing date x/XX/xxxx. However, collection comments reflect complaint filing date is xx/XX/xxxx   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Manufactured Housing Tape Value: Single Family Variance: Variance %: Comment: As per title report and BPO, property type is manufactured house. Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "The home is not affixed. Appraisal report is missing from the loan file. However, the BPO and updated title report shows that property type is Manufactured Home. No affixation affidavit document has been found in the loan file. Alta 7 end is not incorporated in Final title policy. The subject mortgage legal does not reflect VIN/Serial#."	* Application Missing (Lvl 2) "Final loan application is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
																																																																																								* Missing credit report (Lvl 2) "Credit report is missing from the given loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
23748479	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$627.96	01/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$482.34	8.990%	360	xx	xx	Conventional	ARM	Purchase	xx	xx	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	04/XX/2013	$40,500.00	Not Applicable	5.000%	$267.28	04/XX/2013	Financial Hardship	Review of updated title report dated xx/XX/2022 reveals that subject mortgage was originated on xx/XX/2006 by “MERS as nominee for xx” for the amount of $xx and it was recorded on xx/XX/2006.

The chain of assignment is incomplete as the subject mortgage is not yet assigned to ". xx Association”.

There are 4 active state tax liens available against the borrower amounting to $1,164.80 in favor of “State of xx of Taxation” latest of which has been recorded on xx/XX/2017.

There is an active civil judgment available against the borrower in the amount of $2,921.35 in favor of “xx and xx.” and it was recorded on xx/XX/2010.

There is an active civil judgment available against the borrower in the amount of $2,383.90 in favor of “xx” and it was recorded on xx/XX/2012.

1st and 2nd installment of combined taxes of 2021 are due in the total amount of $627.96.	Review of updated payment history as of xx/XX/2022 reveals that loan is currently in performing state and the next due for the regular payment is xx/XX/2022. The last regular payment xx was received on xx/XX/2022 in the amount of $267.28 for the due date of xx/XX/2022. The UPB as of date is in the amount of $xx.	xx:The loan is currently in performing state and the next due for the regular payment is xx/XX/2022. The last regular payment xx was received on xx/XX/2022 in the amount of $267.28 for the due date of xx/XX/2022. The UPB as of date is in the amount of $xx.

No evidences of foreclosure or bankruptcy have been found. xx:xx:xx	The loan was modified on 4/XX/2013 with the new principal balance of $xx. The borrower promised to pay the new modified monthly P&I of $267.28 with the new interest rate of 5.000% beginning from 4/XX/2013 till 3/XX/2033.	Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. Initial Escrow Acct Disclosure Notice of Servicing Transfer Origination Appraisal	Field: Interest Calculation Type Loan Value: xxx/xxx Tape Value: In Arrears |---| |----| Comment: xxx/xxx Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: xx (Days)   Variance %:    Comment: x/XX/xxxx   Tape Source: Initial   Tape Type:
Field: Late Charge Grace Period   Loan Value: xx   Tape Value: xx   Variance: -x   Variance %: -x.xxxxx%   Comment: xx   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xx-xxxxxxxxxxxxxxxx   Tape Value: xx-xxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: Updated per note   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: x.xxxxx%   Tape Value: x.xxxxx%   Variance: x.xxxxx%   Variance %: x.xxxxx%   Comment: x.xxxxx%   Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value: Not Applicable Tape Value: x/XX/xxxx Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "The annual percentage rate (APR) is 10.007%. The disclosed APR of 8.990% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test."
* Final TIL Date after actual transaction date (Lvl 2)     "Final TIL date is after actual transaction date."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the given loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Since the supporting documents are missing from the loan file it is difficult to determine the operative index value."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
																																																																																								* Settlement date is different from note date (Lvl 2) "Settlement date is different from note date."		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
19836432	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,663.99	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,664.67	11.360%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	01/XX/2021	$169,968.78	Not Applicable	3.000%	$1,129.34	02/XX/2021	Financial Hardship	As per the review of the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2007 with xx which was recorded on xx/XX/2007 in the amount of xx.
Chain of assignment has been completed. Currently the mortgage is with xx, , as Trustee of xx A, xx which was recorded on xx/XX/2017.
There are 2 judgments. First, in the amount of $2090.11 which was recorded on xx/XX/2014 in the favor of xx and the other, which was recorded on xx/XX/2020 in the amount of xx in the favor of xx?
1st installment taxes for 2021 have been paid in the amount of $832.
2nd installment taxes for 2021 have been due in the amount of $831.99. No prior year delinquent taxes have been found.	As per the review of the payment history, the borrower has been current with the loan and the next payment is due for xx/XX/2022. The last payment was received on xx/XX/2021 in the amount of $1138.69 which was applied for xx/XX/2021. The current P&I is $892.28 and PITI is $1138.69. The UPB is $xx.	xx:The loan is performing. As per the review of the payment history, the borrower has been current with the loan and the next payment is due for xx/XX/2022. The last payment was received on xx/XX/2021 in the amount of $1138.69 which was applied for xx/XX/2021. The current P&I is $892.28 and PITI is $1138.69. The UPB is $xx.
As per the comment dated xx/XX/2021, the subject property had a bad roof. However, no information found regarding the repair cost and date of loss. No comment found stating that the roof has been repaired.
As per the comment dated xx/XX/2021, the borrower was on forbearance plan. No further details have been found. xx:xx:xx	This loan modification agreement was signed between the borrowers xx and the lender xx on 1/XX/2021. The UPB is $xx. The borrower promises to pay P&I in the amount of $1,129.34 with an interest rate of 3.000%, beginning from 2/XX/2021. The maturity is 8/XX/2042.	Credit Report Missing Required State Disclosures	Field: Interest Calculation Type Loan Value: xxx/xxx Tape Value: In Arrears |---| |----| Comment: As per the note, the interest calculation type is xxx/xxx. Tape Source: Initial Tape Type:
Field: Late Charge Grace Period   Loan Value: xx   Tape Value: xx   Variance: -x   Variance %: -xx.xxxxx%   Comment: As pr the Note, the late charge grace period is xx.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: Unavailable   Tape Value: xx-xxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: No MIN#   Tape Source: Initial   Tape Type:
Field: Original Stated Rate Loan Value: xx.xxxxx% Tape Value: x.xxxxx% Variance: x.xxxxx% Variance %: x.xxxxx% Comment: As per the note, the original stated rate is xx.xxxx%. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing credit report (Lvl 2) "Credit report is missing from the given loan file."
* Missing Required State Disclosures (Lvl 2)     "The following state disclosures are missing from the loan file.

1. Insurance Disclosure
																																																																																								2. Charge for Insurance Disclosure"		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
65871365	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$796.51	$2,348.13	01/XX/2022	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$846.86	10.000%	360	xx	xx	Conventional	ARM	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	32.925%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2007 which was recorded on xx/XX/2007 in the amount of $xx with xx Company.
The chain of assignment has not been completed. Currently, the mortgage is with U.S. xx, as Trustee of the xx Trust as to a 100.00% interest which was recorded on xx/XX/2021. However; it should be with  xx.
Active liens and judgments against the borrower:
Civil judgment against the borrower was recorded on xx/XX/2011 in the amount of $xx in favor of xx Unit.
Annual county tax of 2021 has been delinquent in the amount of $796.51 which was due on xx/XX/2021.	According to the payment history as of xx/XX/2022, the borrower is current with the loan. The last payment was received on xx/XX/2022 which was applied to xx/XX/2022. The next due date for payment is xx/XX/2022. The P&I is in the amount of $841.86 and PITI is in the amount of $841.86. The UPB reflected as per the payment history is in the amount of $xx.	xx:The loan is currently performing. According to the payment history as of xx/XX/2022, the borrower is current with the loan. The last payment was received on xx/XX/2022 which was applied to xx/XX/2022. The next due date for payment is xx/XX/2022. The P&I is in the amount of $841.86 and PITI is in the amount of $841.86. The UPB reflected as per the payment history is in the amount of $xx.
The reason for default is unavailable.
Unable to determine the current occupancy and condition of the subject property. No damage or repairs have been found. xx:xx:According to the PACER, the borrower had filed bankruptcy under chapter-13 with the case# xx on xx/XX/2011. The POC was filed on xx/XX/2011, the POC amount is $xx and the arrearage amount is $24.86. The chapter 13 plan was confirmed on xx/XX/2011. The schedule D of xx shows claim in the amount of $xx and the value of collateral is $xx. The unsecured amount is $678.00. The case was discharged on xx/XX/2014 and was terminated on xx/XX/2014.	Not Applicable	Affiliated Business Disclosure Credit Report Final Truth in Lending Discl. Initial Escrow Acct Disclosure Loan Program Info Disclosure Notice of Servicing Transfer	Field: Interest Calculation Type Loan Value: xxx/xxx Tape Value: In Arrears |---| |----| Comment: xxx/xxx. Tape Source: Initial Tape Type:
Field: Late Charge Grace Period   Loan Value: xx   Tape Value: xx   Variance: -x   Variance %: -x.xxxxx%   Comment: xx Days.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number Loan Value: Unavailable Tape Value: xx-xxxxxxxxxxxxxxxx Variance: Variance %: Comment: N/A. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA APR Test: FAIL 0.000% 10.707% -10.707%
This loan failed the TILA APR test.
The annual percentage rate (APR) is 10.707%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the given loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer document is missing from the loan file."
* Property is Manufactured Housing (Lvl 2)     "Home has been affixed.  As per the appraisal report located at “xx”, the subject property type is Manufactured House. The Alta-7 endorsement for manufactured home is attached with the final title policy and which is located at “xx”. However, the VIN# is not available in the legal description of the recorded mortgage. The affidavit of affixation is missing."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business form is missing from the loan file."
																																																																																								* Settlement date is different from note date (Lvl 2) "As per the note the transaction date is xx; however, as per the HUD-1 the settlement date is 3/XX/2007 which is different from the note date."		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
34390383	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	XX	$0.00	$717.64	01/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$838.83	11.050%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	05/XX/2017	Unavailable	Not Applicable	8.500%	$696.92	02/XX/2017	Financial Hardship	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2007 with the lender xx Company for the amount of $xx which was recorded on xx/XX/2007.
There is a break in chain of assignment in between from xx to xx and Liens;
1) One HOA lien found pending against the subject property in the amount of $198.00 recorded on xx/XX/2014 which is in the favor of xx' Association A xx. xx Status;
1) First installment taxes for 2021-22 have been paid in the amount of $717.64 on xx/XX/2021.
2) Second instalment taxes for 2021-2022 are due for the amount of $717.64 on xx/XX/2022.
No prior year delinquent taxes have been found.	Review of payment history as of dated xx/XX/2022 shows that the borrower is making regular payments. The loan payment is currently 0 month in delinquency. The next due date is xx/XX/2022. The last payment was received on xx/XX/2022 in the total amount of $838.83 for the due date of xx/XX/2022. The unpaid principal balance according to payment history is in the amount of $xx. The current interest rate is 11.050% with P&I in the amount of $838.83.	xx:Available collection comments and payment history shows that the borrower is making regular payments. The loan payment is currently 0 month in delinquency. The next due date is xx/XX/2022. The last payment was received on xx/XX/2022 in the total amount of $838.83 for the due date of xx/XX/2022. The unpaid principal balance according to payment history is in the amount of $xx. The current interest rate is 11.050% with P&I in the amount of $838.83. xx modification agreement was made on xx/XX/2017 between the borrower xx and the lender xx LLC. The borrower promises to pay the P&I amount of $696.92 with new interest rate of 8.500% beginning from xx/XX/2017 till xx/XX/2019. This is temporary reduction period after that interest rate will be set as note rate. The new maturity date is xx/XX/2027.
The foreclosure was not initiated in the loan.
Borrower has not filed bankruptcy yet.
As per the BPO report dated xx/XX/2020 which is located at “xx, the subject property is occupied by the owner. The subject property is in average condition. No damage and repairs have been found. xx:xx:xx	The Amended modification agreement was made on 05/XX/2017 between the borrower xx and the lender xx. The borrower promises to pay the P&I amount of $696.92 with new interest rate of 8.500% beginning from 02/XX/2017 till 02/XX/2019. This is temporary reduction period after that interest rate will be set as note rate. The new maturity date is 04/XX/2027.

Affiliated Business Disclosure Credit Application Credit Report Origination Appraisal	Field: Doc Date of Last Modification Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx |---| x (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Interest Calculation Type   Loan Value: xxx/xxx   Tape Value: In Arrears   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Late Charge Grace Period   Loan Value: xx   Tape Value: xx   Variance: -x   Variance %: -xx.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Note Doc Date Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx Variance: -xx (Days) Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) ""Home is not affixed. An appraisal report is missing from the loan files. As per the seller tape data, the subject property type is manufactured home. Legal description under mortgage document does not show VIN/Serial Number. Final title policy available in the loan file does not have attached ALTA 7 Endorsement with it. Tax assessment attached under updated title report located at still shows property type as manufactured home. Also, affidavit of affixation is missing from the loan file.""	* Application Missing (Lvl 2) "Final application is missing from the loan files."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan files."
* Missing credit report (Lvl 2)     "Credit report is missing from the given loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
* ROR Transaction date not consistent with Note and/or HUD (Lvl 2)     "ROR transaction date is 02/XX/2007; the final HUD-1 shows settlement date as 03/XX/2007 and the note date is xx. Hence, the ROR transaction date is not consistent with the note and final HUD-1."
																																																																																								* Settlement date is different from note date (Lvl 2) "The final HUD-1 shows the settlement date as xx which is different from note date of 02/XX/2007."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
27923639	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,346.09	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$225.29	9.000%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Investor	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	$5,000.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2003 and recorded on xx/XX/2003, in the amount of $xx, with xx Company, with Instrument#xx.

The chain of assignment has not been completed. Currently the assignment is with  xx, as Trustee of the xx Trust as to a 100.00% interest. The last assignment should be with xx.
No active judgments or liens have been found against the borrower.
2nd installment county taxes of 2021/2022 are due on xx/XX/2022 in the amount of $673.04.	According to the payment history as of xx/XX/2022, the current status of the loan is performing. The last payment was received on xx/XX/2021 which was applied for the due date of xx/XX/2021 and the next due date for payment is xx/XX/2022. The P&I is in the amount of $225.29 and PITI is in the amount of $225.29. The UPB reflected as per the payment history is in the amount of $xx.	xx:The current status of the loan is performing.
According to the payment history as of xx/XX/2022, the last payment was received on xx/XX/2021 which was applied for the due date of xx/XX/2021 and the next due date for payment is xx/XX/2022. The P&I is in the amount of $225.29 and PITI is in the amount of $225.29. The UPB reflected as per the payment history is in the amount of $xx.
The reason for default is unable to be determined from the latest servicing comments.
No comment has been found stating that borrower’s income is impacted due to covid-19.
No evidence has been found regarding damage or repairs in the latest servicing comments. xx:xx:xx	Not Applicable	1-4 Family Rider
Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
HUD-1 Closing Statement
Initial Escrow Acct Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal	Field: First Payment Date Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx |---| -xx (Days) |----| Comment: First payment date is x/XX/xxxx. Tape Source: Initial Tape Type:
Field: Interest Calculation Type   Loan Value: xxx/xxx   Tape Value: In Arrears   Variance:    Variance %:    Comment: Interest calculation type is xxx/xxx.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: x (Days)   Variance %:    Comment: Last payment was received on xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Late Charge Grace Period   Loan Value: xx   Tape Value: xx   Variance: -x   Variance %: -xx.xxxxx%   Comment: Last charge grace period is xx.   Tape Source: Initial   Tape Type:
Field: Late Charge Rate   Loan Value: xx.xxx%   Tape Value: x.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Late charge rate is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: Unavailable   Tape Value: xx-xxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xx (Days)   Variance %:    Comment: Original note date is x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx Variance: -xx (Days) Variance %: Comment: Stated maturity date is x/XX/xxxx. Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) ""Home is not affixed.
An appraisal report at the origination is missing from the loan file. As per the inspection report and seller’s tape data shows that the subject property type is manufactured home. The ALTA 7 endorsement is not attached with the final title policy. The legal description attached with the subject mortgage does not show VIN Number. However, the affidavit of affixation is not available in the loan file.""	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final Hud-1 along with itemization is missing from the loan file. However, the preliminary HUD is located at: “xx”."	* Application Missing (Lvl 2) "The loan application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* LTV or CLTV exceeds 104% (Lvl 2)     "A uniform appraisal report is missing in the loan file, however, values are updated as per loan amount and the appraisal value is $xx and the loan amount is $xx, therefore, LTV / LTV shows 117.857% which exceeds 104%."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing required 1-4 family rider (Lvl 2)     "The subject property is investment property. However, the 1-4 rider is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The property is located in state of xx. The following required State Disclosures are missing in the loan file.
1. Impound Account Disclosure
2. Cosigner Notice
3. Private Mortgage Insurance Disclosure
4. Earthquake Disclosure forCondominiums
5. Hazard Insurance Disclosure
6. Insurer RecommendationDisclosure
7. xx Fair Lending Notice
8. Anti-Tying Disclosure
9. Privacy Notice
10. Notice of Right to Copy of Appraisal
11. Application for Credit-Married Persons
12. Fair Debt Collection Notice
13. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
62150323	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,061.96	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$386.92	4.000%	240	xx	xx	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2012 and recorded on xx/XX/2012, in the amount of $xx with xx I.
The chain of assignment has not been completed. Currently the assignment is with  xx, as Trustee of the xx Trust as to a 100.00% interest under that certain Deed of Trust dated December xx, 2012 as it should be with xx.
No active judgments or liens have been found.
1st county taxes of 2021/2022 have been paid in the amount of $530.98 on xx/XX/2021.
2nd county taxes of 2021/2022 have been due in the amount of $530.98.
No prior year delinquent taxes have been found.	According to payment history as of xx/XX/2021, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2021 in the amount of $386.92 which was applied for due date xx/XX/2022. The current P&I is in the amount of $386.92 with an interest rate of 4.000%. The current UPB reflected as per the payment history is in the amount of $xx.	xx:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/XX/2021, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2021 in the amount of $386.92 which was applied for due date xx/XX/2022. The current P&I is in the amount of $386.92 with an interest rate of 4.000%. The current UPB reflected as per the payment history is in the amount of $xx.
No comment pertaining to the damage on the subject property has been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post close bankruptcy record has been found. xx:xx:xx	Not Applicable	Affiliated Business Disclosure Credit Application Good Faith Estimate Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	Field: First Payment Date Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx |---| xx (Days) |----| Comment: First payment date is x/XX/xxxx Tape Source: Initial Tape Type:
Field: Interest Calculation Type   Loan Value: xxx/xxx   Tape Value: In Arrears   Variance:    Variance %:    Comment: Interest calculation type is xxx/xxx.   Tape Source: Initial   Tape Type:
Field: Late Charge Grace Period   Loan Value: xx   Tape Value: xx   Variance: -x   Variance %: -xx.xxxxx%   Comment: Late charges grace period is xx.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: Unavailable   Tape Value: xx-xxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xx (Days)   Variance %:    Comment: Original note date is xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx Variance: xx (Days) Variance %: Comment: Stated maturity date is x/XX/xxxx. Tape Source: Initial Tape Type:	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not signed by the borrower."	* Application Missing (Lvl 2) "The final application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: FAIL Loan Data $xx Comparison Data $xx Variance -$478.24.
This loan failed the TILA finance charge test.
The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate because it is understated by more than $100."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final GFE is missing from the loan file."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Initial Good Faith Estimate is Missing (Lvl 2)     "Initial GFE is missing from the loan file."
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "Initial TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The property is located in state of California. The following required State Disclosures are missing in the loan file.
1. Impound Account Disclosure
2. Cosigner Notice
3. Private Mortgage Insurance Disclosure
4. Earthquake Disclosure forCondominiums
5. Hazard Insurance Disclosure
6. Insurer RecommendationDisclosure
7. xx Fair Lending Notice
8. Anti-Tying Disclosure
9. Privacy Notice
10. Notice of Right to Copy of Appraisal
11. Application for Credit-Married Persons
12. Fair Debt Collection Notice
13. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Property is Manufactured Housing (Lvl 2)     "Home has been affixed to the permanent foundation.
The appraisal report is missing from the loan file. As per tape the type of subject property is a manufactured home. However, the Affidavit of Affixation was found located at “xx” states the subject property has been permanently affixed to a foundation. The ALTA 7 Endorsement is not attached with the final title policy."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
																																																																																								* Settlement date is different from note date (Lvl 2) "AS per HUD-1 settlement date is xx which is not aligned with the original note date xx."		Moderate	Not Covered	Fail	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
58616233	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$2,305.05	$796.70	12/XX/2021	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$346.01	8.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Investor	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2008 and was recorded on xx/XX/2008, in the amount of $xx with xx I, LLC, a xx, with Instrument# xx.
The chain of assignment has been completed. Currently the last assignment is with the  xx  which is recorded on xx/XX/2021.
No active judgments or liens have been found against the borrower or subject property.
2nd installment county taxes of 2021 have been due on xx/XX/2022 in the amount of $379.38.	According to the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment was received on xx/XX/2021, the applied date was xx/XX/2021 and the next due date for payment is xx/XX/2022.The P&I is in the amount of $346.01 and PITI is in the amount of $346.01. The UPB reflected as per the payment history is in the amount of $xx.	xx:The current status of the loan is performing.
 According to the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment was received on xx/XX/2021, the applied date was xx/XX/2021 and the next due date for payment is xx/XX/2022.The P&I is in the amount of $346.01 and PITI is in the amount of $346.01. The UPB reflected as per the payment history is in the amount of $xx.
The subject property has been occupied by the owner. The borrower's intention is to keep the property.
No evidence has been found regarding bankruptcy and foreclosure.
 As per the review of collection comments, the subject property is in good condition. No evidence of damage or repairs has been found.
No evidence has been found regarding COVID-19. xx:As per seller’s tape data, the foreclosure was initiated in 2021.The complaint was filed on xx/XX/2021.However, as per PH the borrower is current with the loan and collection comment does not reflect any activity regarding FC. No further details have been found. xx:xx	Not Applicable	1-4 Family Rider Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal	Field: Interest Calculation Type Loan Value: xxx/xxx Tape Value: In Arrears |---| |----| Comment: updated as per review. Tape Source: Initial Tape Type:
Field: Late Charge Grace Period   Loan Value: xx   Tape Value: xx   Variance: -x   Variance %: -xx.xxxxx%   Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: -xx (Days)   Variance %:    Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: Prior Year Taxes Due - Delinquent Amount per Title Review Loan Value: $xxxx.xx Tape Value: $xxxx.xx Variance: $xxx.xx Variance %: xx.xxxxx% Comment: updated as per review. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated HUD-1 and itemization are missing from the loan file."	* Application Missing (Lvl 2) "The final application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "The appraisal report is missing from loan file."
* Missing required 1-4 family rider (Lvl 2)     "1-4 family rider is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer document is missing from loan file."
* Property is Manufactured Housing (Lvl 2)     "Home has been affixed. Appraisal report is missing from loan file. As per seller’s tape data the subject property is manufactured housing. However, “Notice of Manufacturing Home Installation on a foundation system”. Attached with updated title report shows, VIN# xx."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The affiliated business disclosure is missing from loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
33652530	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$1,327.38	$2,430.32	12/XX/2021	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$501.29	4.000%	85	xx	xx	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	02/XX/2020	$113,910.55	Not Applicable	4.000%	$618.47	03/XX/2020	Financial Hardship	As per the review of the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2013 with xx I, LLC which was recorded on xx/XX/2013 in the amount of $xx.
Chain of assignment has not been completed. Currently the mortgage is with  xx, as Trustee of the xx Trust as to a 100.00% interest which was recorded on xx/XX/2021. There is breaking in assignment from  xx,
The 1st and 2nd half county taxes of 2017 have been delinquent in the total amount of $1,347.38.
Annual water tax has been delinquent in the amount of $126.08 which is good through by xx/XX/2022.	According to the payment history as of xx/XX/2022, the borrower is current with the loan. The last payment was received on xx/XX/2021 which was applied to xx/XX/2021. The next due date for payment is xx/XX/2022. The P&I is in the amount of $618.47 and PITI is in the amount of $819.92. The UPB reflected as per the payment history is in the amount of $xx.	xx:The loan is currently foreclosure. According to the payment history as of xx/XX/2022, the borrower is current with the loan. The last payment was received on xx/XX/2021 which was applied to xx/XX/2021. The next due date for payment is xx/XX/2022. The P&I is in the amount of $618.47 and PITI is in the amount of $819.92. The UPB reflected as per the payment history is in the amount of $xx.
The reason for default is unavailable.
Unable to determine the current occupancy and condition of the subject property. xx:As per the tape, the foreclosure was initiated and the file was referred to an attorney. The complaint was filed on xx/XX/2021. No further details have been found. xx:xx	This loan modification agreement was made on 2/XX/2020 with the new principal balance of $xx. The borrower has promised to pay P&I in the amount of $618.47 with an interest rate of 4.000%, beginning from 3/XX/2020. The maturity is 9/XX/2043.	Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
Good Faith Estimate
HUD-1 Closing Statement
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal	Field: Current Legal Status Loan Value: Foreclosure Tape Value: Performing |---| |----| Comment: Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: -xx (Days)   Variance %:    Comment: First payment date xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: xxx/xxx   Tape Value: In Arrears   Variance:    Variance %:    Comment: As per the note, the interest calculation type is xxx/xxx.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: x (Days)   Variance %:    Comment: As per the review of the payment history, the borrower has been current with the loan and the next payment is due for x/XX/xxxx. The last payment was received on xx/XX/xxxx   Tape Source: Initial   Tape Type:
Field: Late Charge Grace Period   Loan Value: xx   Tape Value: xx   Variance: -x   Variance %: -xx.xxxxx%   Comment: The last charge grace period is xx.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx   Tape Value: xxx   Variance: -xxx   Variance %: -xx.xxxxx%   Comment: Loan original maturity term months are xx months.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: Unavailable   Tape Value: xx-xxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx Variance: -xx (Days) Variance %: Comment: The note was originated on x/XX/xxxx. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated HUD and itemization are missing from the loan file."	* Application Missing (Lvl 2) "The application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "GFE is missing from the loan file."
* Initial Good Faith Estimate is Missing (Lvl 2)     "Initial GFE is missing from the loan file."
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "Initial TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The following disclosures are missing from the loan file.  1. Impound Account Disclosure 2. Cosigner Notice 3. Private Mortgage Insurance Disclosure 4. Hazard Insurance Disclosure 5. Insurer RecommendationDisclosure 6.xx Fair Lending Notice 7. Anti-Tying Disclosure 8. Privacy Notice 9. Notice of Right to Copy of Appraisal 10. Application for Credit-Married Persons 11. Fair Debt Collection Notice 12. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from the loan file."
* Property is Manufactured Housing (Lvl 2)     "Home is affixed. An appraisal report at the origination is missing from the loan file. As per the tape, the type of subject property is manufactured home. However, the affidavit of affixation is located at “xx” states that the manufacture home has been permanently affixed to the permanent foundation. The final title policy is missing from the loan file. The VIN# is xx. Also, the VIN# is not available in the legal description of the recorded mortgage."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
21318715	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,643.54	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,620.55	2.750%	360	xx	xx	VA	Fixed	Refinance	xx	xx	Streamline Refinance	Not Applicable	xx	xx	Unavailable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	644	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 and recorded on xx/XX/2021, in the amount of $xx with MERS as nominee for xx dba xx.

The chain of assignment has been completed. Currently the assignment is with xx dba xx.

No active judgments or liens have been found.

1st and 2nd county taxes of 2021 have been due in the amount of $3,643.54.

No prior year delinquent taxes have been found.	According to payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2021 in the amount of $2,283.79 which was applied for due date xx/XX/2021. The current P&I is in the amount of $1,620.55 and current PITI is in the amount of $2,283.79 with an interest rate of 2.750%. The current UPB reflected as per the payment history is in the amount of $xx.	xx:According to servicing comments, the current status of the loan is performing.

According to payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2021 in the amount of $2,283.79 which was applied for due date xx/XX/2021. The current P&I is in the amount of $1,620.55 and current PITI is in the amount of $2,283.79 with an interest rate of 2.750%. The current UPB reflected as per the payment history is in the amount of $xx.

No comment pertaining to the damage on the subject property has been observed.

The loan has not been modified since origination.

As per the final application, the borrower is working at xx as xx  from 4 years.

No foreclosure activity has been found.

No post close bankruptcy record has been found. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock Note	Field: Age of Loan Loan Value: x Tape Value: x |---| -x |----| -xx.xxxxx% Comment: Age of loan is x. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: Unavailable   Tape Value: x.xxx%   Variance:    Variance %:    Comment: Borrower DTI ratio is unavailable.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -x (Days)   Variance %:    Comment: Original note doc date is unavailable.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Change in Rate/Term Tape Value: No Cash-Out Variance: Variance %: Comment: Purpose of refinance is xxxx is change in rate/term. Tape Source: Initial Tape Type:	4: Unacceptable	* Note is missing or unexecuted (Lvl 4) "The original note along with lost note affidavit is missing from the loan file. The loan has not been modified since origination."	* Loan does not conform to program guidelines (Lvl 3) "Seller tape reflects the following issues. "Defective Mortgage seasoning timing not met - Loan did not meet GNMAs requirement for pooling VA Refinance loans.""
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan file."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
17597384	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,853.98	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$565.22	3.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	18.000%	Not Applicable	Single Family	xx	xx	Primary	No	Not Applicable	Unavailable	729	Not Applicable	39.707%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 and recorded on xx/XX/2021, in the amount of $xx with MERS as nominee for xx dba xx.

The chain of assignment has been completed. Currently the assignment is with xx dba xx.

There is one junior mortgage active in the favor of xx Authority in the amount of $10,000.00, originated on xx/XX/2021 and recorded on xx/XX/2021.

1st and 2nd city taxes of 2021 have been paid in the amount of $3,632.98.

No prior year delinquent taxes have been found.	According to payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2021 in the amount of $892.94 which was applied for due date xx/XX/2022. The current P&I is in the amount of $565.22 and current PITI is in the amount of $892.94 with an interest rate of 3.875%. The current UPB reflected as per the payment history is in the amount of $xx.	xx:According to servicing comments, the current status of the loan is performing.

According to payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2021 in the amount of $892.94 which was applied for due date xx/XX/2022. The current P&I is in the amount of $565.22 and current PITI is in the amount of $892.94 with an interest rate of 3.875%. The current UPB reflected as per the payment history is in the amount of $xx.

No comment pertaining to the damage on the subject property has been observed.

As per the final application, the borrower is working at xx from 7 years.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found. xx:xx:xx	Not Applicable	Flood Certificate Missing or error on the Rate Lock Missing Required Disclosures	Field: Age of Loan Loan Value: x Tape Value: x |---| -x |----| -xx.xxxxx% Comment: N/A. Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent Loan Value: xx.xxx% Tape Value: xxx.xxx% Variance: -x.xxx% Variance %: -x.xxxxx% Comment: Tape Source: Initial Tape Type:	3: Curable	* Intent to Proceed Missing (Lvl 3) "The borrower's Intent to proceed is missing in loan file."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape shows borrower has done early payment default.  Borrower's 1st payment was due on 09/XX/21. Borrower made Sept, Oct & Nov payment on 11/XX/2021.  Currently due for 01/XX/22. Seller will retain 2nd lien."
* Missing flood cert (Lvl 3)     "Flood insurance certificate is missing from loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Missing Required Disclosures (Lvl 3) "Settlement services provider list is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
24901070	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,635.60	01/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,099.46	3.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	789	Not Applicable	47.300%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022 the subject mortgage was originated on xx/XX/2021 with lender xx dba, xx recorded on xx/XX/2021 in the amount of $xx.
There is a junior mortgage in the favor of xx recorded on xx/XX/2021 in the amount of $7,122.00.
Taxes for the year of 2021 have been paid in the amount of $1,635.6.	According to the payment history as of xx/XX/2022, the last payment was received on xx/XX/2022 and the next due date for payment is xx/XX/2022. The P&I is in the amount of $1,099.46 and PITI is in the amount of $1,473.73. The UPB reflected as per the payment history is in the amount of $xx.	xx:The loan is performing.
According to the payment history as of xx/XX/2022. The last payment was received on xx/XX/2022 and the next due date for payment is xx/XX/2022. The P&I is in the amount of $1,099.46 and PITI is in the amount of $1,473.73. The UPB reflected as per the payment history is in the amount of $xx.
No information has been found related to foreclosure and bankruptcy. No information has been found related to damage or repairs.
The covid-19 attestation was located at “xx”.
As per the 1003, the borrower is working at “xx ”, as a “xx” for 2 years. xx:xx:xx	Not Applicable	Missing Dicsloures Missing or error on the Rate Lock	Field: Borrower x Current Employer x Contact Name Loan Value: xx Tape Value:xx |---| |----| Comment: xx. Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: -x.xxx% Variance %: -x.xxxxx% Comment: Collateral Value used for Underwriting: $xx. Amount of Secondary Lien(s): $x.xx. Loan Amount: $xx. CLTV = xx.xxx%. Tape Source: Initial Tape Type:	3: Curable	* Homeownership Counselling Disclosure is missing. (Lvl 3) "Homeownership counseling disclosure is missing from the loan file."
* Loan does not conform to program guidelines (Lvl 3)     "Provided seller’s tape is showing an alert that the subject loan is not eligible for purchase case since it is being greater than 120 days. However, the borrower did not re-execute documents within the 120 days allotted time frame by U.S. Bank."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement is missing from the loan file."
																																																																																							* Missing Required Disclosures (Lvl 3) "Settlement services providers list (SSPL) disclosure is missing from the loan file."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 47.30% as the borrower’s income is $3,640.00 and total expenses are in the amount of $1,721.73 and the loan was underwritten by AUS/DU xx & its recommendation is “Approve/Eligible” and DTI is showing in it as 47.30%."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
96380841	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,535.22	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,473.60	2.500%	180	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	752	798	45.184%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2022 shows that the subject mortgage was originated on xx/XX/2021 and was recorded on xx/XX/2021 in the amount of $xx, with MERS as nominee for xx. ; xx, recorded with the Instrument#xx.

The chain of assignment has been completed. The last assignment is with MERS as nominee for xx.

Active mortgages, liens and judgments found against the borrower and property are as follows:

1.There are multiple prior civil Judgments active against borrower “xx” in the favor of different plaintiffs  which were recorded on different dates.

2. There are multiple IRS liens which were recorded prior to the subject mortgage active against borrower “xx” in the favor of “xx services”.

3. There are multiple state tax liens which were recorded prior to the subject mortgage active against borrower “xx” in the favor of “xx”.

2nd installment county taxes of 2021/2022 have been due on xx/XX/2022 in the amount of $2,267.61.	According to the payment history as of xx/XX/2022, the borrower is current with the loan. The last payment was received on xx/XX/2021, the applied date was xx/XX/2021 and the next due date for payment is xx/XX/2022.The P&I is in the amount of $1,473.60 and PITI is in the amount of $1,973.00. The UPB reflected as per the payment history is in the amount of $xx.	xx:The current status of the loan is performing.
 According to the payment history as of xx/XX/2022, the borrower is current with the loan. The last payment was received on xx/XX/2021, the applied date was xx/XX/2021 and the next due date for payment is xx/XX/2022.The P&I is in the amount of $1,473.60 and PITI is in the amount of $1,973.00. The UPB reflected as per the payment history is in the amount of $xx.
Current occupancy is primary residence.
As per the 1003, the borrower is working at “xx”, as a “xx” for 30 years. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Borrower #x Last Name Loan Value: xx Tape Value: xx |---| |----| Comment: As per tape data, Co-borrower last name is xx. However note document reflects xx. Tape Source: Initial Tape Type:
																																																																																				Field: Purpose of Refinance Per Application Loan Value: Lower rate or term Tape Value: No Cash-Out Variance: Variance %: Comment: As per tape data, Purpose of refinance is No out - other. However, Final application documents reflects as Limited cash-out. Tape Source: Initial Tape Type:	4: Unacceptable	* Property Marketability Issues (Lvl 4) "Subject is a 2 family unit that has a converted garage turned into a rental unit. Per the appraisal in file, the ADU may not be legal. Tape shows repurchase over the ADU. Elevated for client review."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan file."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.184% as the borrower’s income is $7,526.94 and total expenses are in the amount of $3,401.00 and the loan was underwritten by AUS/DU xx & its recommendation is “Approve/Eligible” and DTI is showing in it as 45.184%."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
12561912	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$577.82	01/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$617.19	3.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Investor	Yes	Yes	No	797	784	50.028%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2022, the subject mortgage was originated and recorded on xx/XX/2021, in the amount of $xx, with MERS as nominee for xx ., with Instrument#xx-xx.

The chain of assignment has been completed. Currently, the assignment is MERS as nominee for xx  .

No active judgments or liens have been found against the borrower.	According to the payment history as of xx/XX/2022, the current status of the loan is performing. The last payment was received on xx/XX/2022 which was applied for the due date of xx/XX/2022 and the next due date for payment is xx/XX/2022. The P&I is in the amount of $617.19 and PITI is in the amount of $749.97 The UPB reflected as per the payment history is in the amount of $xx.	xx:The current status of the loan is performing.
According to the payment history as of xx/XX/2022, the last payment was received on xx/XX/2022 which was applied for the due date of xx/XX/2022 and the next due date for payment is xx/XX/2022. The P&I is in the amount of $617.19 and PITI is in the amount of $749.97 The UPB reflected as per the payment history is in the amount of $xx.
Current occupancy is investor home.
As per the 1003, the borrower is working at xx as a xx for 15.0 years. xx:xx:xx	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| -x.xxx% |----| -x.xxxxx% Comment: Subject property approved at xx.xxx%.however AUS report is missing for xx.xxx%. Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: As per Tape data, Post Close Housing Ratio is xx.xxx %.However Final Application documents reflects as xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx%   Tape Value: xx%   Variance: xx%   Variance %: -xx%   Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Original Standard LTV (OLTV) Loan Value: xx% Tape Value: xx% Variance: xx% Variance %: -xx% Comment: Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "The subject property is an investment. Provided seller’s tape is showing that the HELOC was not associated with the non-subject property. When corrected it, the DTI exceeded the tolerance. Further details are not provided to confirm the same."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
53535072	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other	$0.00	$1,900.48	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,109.66	3.375%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	672	Not Applicable	37.804%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the pro-title dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 with the lender MERS as nominee for xx . which was recorded on xx/XX/2021.
The chain of assignment has been completed. Currently, the mortgage is with MERS as nominee for xx . which was recorded on xx/XX/2021.
There are 3 senior mortgages first in the amount of xx which was recorded on xx/XX/2019 in the favor of MERS as nominee for xx  a xx, second in the amount of $8291 which was recorded on xx/XX/2019 in the favor of MERS as nominee for xx , a xx and the other in the amount of $7364.71 which was recorded on xx/XX/2021 in the favor of xx.
No active liens and judgments have been found.
1st and 2nd installment taxes of 2021 have been paid in the amount of $1900.48.
No prior year delinquent taxes have been found	According to the payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2021 in the amount of $1,344.20 which was applied for xx/XX/2021. The P&I is in the amount of $1,109.66 and PITI is in the amount of $1,344.20. The UPB reflected as per the payment history is in the amount of $xx.	xx:The loan is currently performing and next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2021 in the amount of $1,344.20 which was applied for xx/XX/2021. The reason for default is unavailable. Current occupancy is primary residence. The borrower xx has been working at xx as a xx for 1.3 years. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Borrower #x Last Name Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Note document reflect, borrower is only x. Tape Source: Initial Tape Type:
																																																																																				Field: Stated Remaining Term Loan Value: xxx Tape Value: x Variance: xxx Variance %: xxxxx.xxxxx% Comment: As per the Note, the stated remaining term is xxx. Tape Source: Initial Tape Type:	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by borrower is missing from loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
3464447	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,470.58	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,720.97	2.250%	300	xx	xx	VA	Fixed	Refinance	xx	xx	Streamline Refinance	xx	xx	Unavailable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	711	712	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 and recorded on xx/XX/2021, in the amount of $xx with MERS as nominee for xx .

The chain of assignment has been completed. Currently the assignment is with xx.

There is civil judgment against the borrower in favor of xx recorded on xx/XX/2021.

1st and 2nd combined taxes of 2021 have been paid in the amount of $1,470.58.

No prior year delinquent taxes have been found.	According to payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2021 in the amount of $2,000.70 which was applied for due date xx/XX/2021. The current P&I is in the amount of $1,720.97 and current PITI is in the amount of $2,000.70 with an interest rate of 2.250%. The current UPB reflected as per the payment history is in the amount of $xx.	xx:According to payment history, the current status of the loan is performing.

According to payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2021 in the amount of $2,000.70 which was applied for due date xx/XX/2021. The current P&I is in the amount of $1,720.97 and current PITI is in the amount of $2,000.70 with an interest rate of 2.250%. The current UPB reflected as per the payment history is in the amount of $xx.

Current occupancy is primary residence.

No comment pertaining to the damage on the subject property has been observed.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found.

Unable to confirm the current employment details from available documents and collection comments. xx:xx:xx	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: Unavailable Tape Value: x.xxx% |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: Unavailable   Tape Value: x.xxx%   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Change in Rate/Term   Tape Value: No Cash-Out   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: xxx Tape Value: x Variance: xxx Variance %: xxxxx.xxxxx% Comment: Note document reflects stated remaining term as xxx. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the TRID initial loan estimate date and initial closing disclosure date validation test due to initial LE dated 06/XX/2021 which is electronically signed on 06/XX/2021 and initial CD dated 06/XX/2021 which is electronically signed on 06/XX/2021."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan failed ComplianceEase delivery and timing test for revised LE dated 06/XX/2021 and electronically signed on 06/XX/2021 which is less than 3 business days of initial CD dated 06/XX/2021."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated 06/XX/2021 reflects Points - Loan Discount Fee at $5,919.00. However, Final CD dated 07/XX/2021 reflects Points - Loan Discount Fee at $xx. This is an increase in fee of $7,892.00 (paid by lender) for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Prior loan may have been modified per tape. Seller tape also shows in VA IRRRL streamline refinance loans, there should be waiting period or gap between of 210 days first payment date of existing mortgage which is getting paid off and between closing of our new subject loans. In this loan the waiting period is not satisfied."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
81479254	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,187.98	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,131.30	2.875%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	691	Not Applicable	44.668%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 with the lender MERS as nominee for xx., xx Lending for the amount of xx which was recorded on xx/XX/2021.
The chain of assignment has been completed. Currently, the mortgage is with MERS as nominee for xx., xx Lending which was recorded on xx/XX/2021.
There is a tax lien in the amount of $71.17 which was recorded on xx/XX/2015 in the favor of xx County of xx. However, the lien is not against the subject property.
No active judgments or liens have been found.
1st installment taxes for 2021 have been paid in the amount of $4094.
2nd installment taxes for 2021 have been due in the amount of $4093.98.
No prior year delinquent taxes have been found.	According to the payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2021 in the amount of $2,131.30 which was applied for xx/XX/2021. The P&I is in the amount of $2,131.30 and PITI is in the amount of $2,131.30. The UPB reflected as per the payment history is in the amount of $xx	xx:The loan is currently performing and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2021 in the amount of $2,131.30 which was applied for xx/XX/2021. The reason for default is unavailable.
Current occupancy is primary residence.

The borrower xx Glazier is the Owner at xx LLC for 20 years. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock Origination Appraisal	Field: Borrower #x Last Name Loan Value: Not Applicable Tape Value: Glazier |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Cash Out - Other Tape Value: No Cash-Out Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Missing Appraisal (Lvl 3) "Appraisal report is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 44.66%. Tape shows SE income unstable and bank statements do not support P&L

Unable to rely on docs in file and unable to calc ATR."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.668%, the borrower's income is $9,196.00 and total expenses are in the amount of $4,107.67 and the loan was underwritten by LP xx and its recommendation is “Accept/Eligible” with a DTI of 45%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
85907303	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,546.46	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$686.56	3.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	754	Not Applicable	40.150%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022 the subject mortgage was originated on xx/XX/2021 with xx, recorded on xx/XX/2021 in the amount of $xx.
No active judgments or liens have been found.
Taxes for the year 2020 have been paid in the amount of $2999.66.	According to the payment history as of xx/XX/2022. The last payment was received on xx/XX/2022 and the next due date for payment is xx/XX/2022. The P&I is in the amount of $686.56 and PITI is in the amount of $686.56. The UPB reflected as per the payment history is in the amount of $xx.	xx:The loan is performing.
According to the payment history as of xx/XX/2022. The last payment was received on xx/XX/2022 and the next due date for payment is xx/XX/2022. The P&I is in the amount of $686.56 and PITI is in the amount of $686.56. The UPB reflected as per the payment history is in the amount of $xx.
Current occupancy is primary residence.

As per the 1003, the borrower is working at “xx ”, as a xx” for 3.3 years. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Borrower #x Last Name Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: N.A. Tape Source: Initial Tape Type:
Field: Borrower x Current Employer x Contact Name   Loan Value: xx   Tape Value: Service Management Gro   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: N.A.   Tape Source: Initial   Tape Type:
Field: MI Coverage Amount   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -xx.xxx%   Variance %: -xx.xxxxx%   Comment: Mortgage certificate reflects MI coverage amount as xx.xx%.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: xxx Tape Value: x Variance: xxx Variance %: Comment: N.A. Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "Subject approved as OO at 40.15%. Defect shows loan was repurchased over unknown occupancy as BWR does not have a primary residence and does not have current housing expense. Subject may be NOO. Elevated for client review."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Closing disclosure dated 06/XX/2021 does not reflect a signature and the document tracking disclosure was not located. Three day mail method for delivery and receipt was used and loan is failing for timing of this TRID. Document tracker is required to ensure timing and clear timing fail."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
89920805	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$9,246.91	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,578.07	3.875%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	793	Not Applicable	45.477%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022 the subject mortgage was originated on xx/XX/2021 with xx, recorded on xx/XX/2021 in the amount of $xx.
There is a prior judgment in the favor of xx Union in the amount of xx recorded on xx/XX/2016.
Taxes for the year 2021-2022 have been paid on xx/XX/2021 in the amount of $4,623.46. Taxes for the year 2021-2022 are due on xx/XX/2022 in the amount of $4,623.45.	According to the payment history as of xx/XX/2022. The last payment was received on xx/XX/2021 and the next due date for payment is1/XX/2022. The P&I is in the amount of $2,578.07 and PITI is in the amount of $3,441.53. The UPB reflected as per the payment history is in the amount of $543.364.64.	xx:The loan is performing.
According to the payment history as of xx/XX/2022. The last payment was received on xx/XX/2021 and the next due date for payment is1/XX/2022. The P&I is in the amount of $2,578.07 and PITI is in the amount of $3,441.53. The UPB reflected as per the payment history is in the amount of $543.364.64.
Current occupancy is investment home.

As per the 1003, the borrower is working at “ xx, LLC”, as a “xx” for 4.6 years. xx:xx:xx	Not Applicable	Field: Borrower #x Last Name Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA. Tape Source: Initial Tape Type:
Field: Borrower x Current Employer x Position/Type of Business   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -xx.xxx%   Variance %: -xx.xxxxx%   Comment: xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: x (Days)   Variance %:    Comment: x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: xxx Tape Value: x Variance: xxx Variance %: xxxxx.xxxxx% Comment: xxx. Tape Source: Initial Tape Type:	3: Curable	* DSCR is less than 1.00 (Lvl 3) "The net operating income is $xx and annual payments (Debt Service) is $xx and there debt service cover ratio (DSCR) is 0.77% which is less than 1."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Subject approved as NOO at 45.47%. Seller tape shows that the rental income is incorrectly calculated and new auto debt added which is resulting in excessive DTI."		* Settlement date is different from note date (Lvl 1) "Final CD reflects closing date as 05/XX/2021. Notary's signature date on the mortgage/deed of trust is 05/XX/2021. Note date is 05/XX/2021."									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
50581666	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$673.55	01/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$494.45	2.750%	360	xx	xx	VA	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	23.530%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	782	781	26.363%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2020 with the lender MERS as nominee for xx in the amount of $xx which was recorded on xx/XX/2020 with instrument#xx.

There is no chain of assignment as the subject mortgage is with the original lender.

No active judgments or liens have been found against the borrower/subject property.

Combined annual installment taxes of 2021 have been paid in the amount of $646.61 on xx/XX/2021. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/XX/2022, the borrower is current with the loan. The last payment was received on xx/XX/2022 which was applied to xx/XX/2022. The next due date for payment is xx/XX/2022. The borrower pays the P&I in the amount of $494.45 and PITI in the amount of $864.30. The current UPB reflected is in the amount of $xx.	xx:As per the review of collection comments, the current status of the loan is performing. According to the payment history as of xx/XX/2022, the borrower is current with the loan. The next due date for payment is xx/XX/2022. The current UPB reflected is in the amount of $xx. No comments have been found regarding the borrower’s income being impacted due to the covid-19 pandemic. No comments have been found regarding the subject property condition. The borrower’s employment details are not available in the loan file. xx:xx:xx	Not Applicable	Affiliated Business Disclosure	Field: Borrower #x Middle Name Loan Value: xx Tape Value: H |---| |----| Comment: The Note dated xx and signed at closing, reflects the Borrower's #x Middle Name as xx. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: Yes   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: xx (Days)   Variance %:    Comment: The last payment was received on xx/XX/xxxx which was applied to xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: VA   Tape Value: Other   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-x Loan Value: Refinance Tape Value: Cash Out Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Seller tape shows the subject loan is VA loan. As per VA guarantee certificate reflects coverage at 23.53% is less than full guarantee."
																																																																																							* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "Affiliated business disclosure is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
13769588	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,530.65	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,001.56	4.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	761	Not Applicable	37.999%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2022 reflects that the subject mortgage was originated on xx/XX/2021 with the lender MERS as nominee for xx in the amount of $xx, which was recorded on xx/XX/2021 Instrument# | Book/Page# 2021-xx / 751.
The chain of the assignment has been completed. Currently, the mortgage assignment is with MERS as nominee for xx which was recorded on xx/XX/2021.
No active liens and judgments have been found against the borrower and the property.
Combined 2nd half taxes for the year of 2021 are due on xx/XX/2022 in the amount of $1,530.65.
No prior year’s delinquent taxes have been found.	According to a review of the payment history as of xx/XX/2021, the loan is currently performing and the next due date for the regular payment is xx/XX/2022. The last payment was received on xx/XX/2021 total in the amount of PITI $1,324.66 which includes P&I $1,001.56 with the rate of interest 4.750%, which was applied for the due date of xx/XX/2022. The UPB reflected in the latest payment history is in the amount of $xx.	xx:According to the review of the servicing comments, the current status of loan is performing. The next due date for the regular payment is xx/XX/2022. The UPB reflected in the latest payment history is in the amount of $xx.
No comments have been found regarding reason for default.
The borrower xx is the owner of xx LLC for 2 years.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No details have been found regarding damage. xx:xx:xx	Not Applicable	Field: Borrower #x Middle Name Loan Value: xx Tape Value:xx|---| |----| Comment: The Note dated xx and signed at closing, reflects the borrower's middle name as xx. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -xx.xxx%   Variance %: -xx.xxxxx%   Comment: The borrower's monthly income is $x,xxx.xx after subject loan the proposed amount $x,xxx.xx and total non-housing Payments is $xx.xx. Hence, the calculated DTI ratio is xx%.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
																																																																																				Field: Last Payment Received Date Loan Value: xx/XX/xxxx Tape Value: xx/XX/xxxx Variance: xx (Days) Variance %: Comment: NA Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Subject loan is NOO. Tape shows Rental income miscalculation and used twice income from subject property may push DTI at 85%."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
98971173	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,211.24	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$491.42	3.250%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	711	Not Applicable	45.731%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2020 and recorded on xx/XX/2020, in the amount of $xx, with MERS as nominee for xx ., with Instrument#xx.

The chain of assignment has been completed. Currently, the assignment is with MERS as nominee for xx.

No active judgments or liens have been found against the borrower.
Annual county taxes of 2021 have been paid on xx/XX/2021 in the amount of $4,211.24.	According to the seller’s tape data as of xx/XX/2022, the borrower is delinquent for a month. The last payment received date is unable to be determined and the next due date for payment is xx/XX/2021. The P&I is in the amount of $491.42. The UPB reflected as per the seller’s tape data is in the amount of $xx.	xx:As per the comment history, the loan is in collections.
According to the seller’s tape data as of xx/XX/2022, the borrower is delinquent for a month. The last payment received date is unable to be determined and the next due date for payment is xx/XX/2021. The P&I is in the amount of $491.42. The UPB reflected as per the seller’s tape data is in the amount of $xx.
As per the 1003, the borrower is working at the xx as a xx for 1.2 years. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Is Loan Part of a Piggyback Combination?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Amount of Secondary Lien(s): $x.xx. Loan Amount: $xx. CLTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: x.xxx% Variance %: x.xxxxx% Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. CLTV = xx.xxx%. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Seller tape shows incorrect case number and cannot be underwritten manually."
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage insurance certificate is missing from loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.731% as the borrower’s income is $6,119.05 and total expenses are in the amount of $2,798.33 and the loan was underwritten by DU xx and its recommendation is “Approve/Eligible” with a DTI of 45.73%."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
17023115	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$994.10	2.750%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	xx	xx	Not Applicable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	666	771	53.780%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the pro-title dated xx/XX/2022 reflects that the subject mortgage was originated on xx/XX/2020 with the lender MERS as nominee for xx in the amount of $xx, which was recorded on xx/XX/2020.
The current assignment is with the lender MERS as nominee for xx.
No active liens and judgments have been found.
The tax certificate is not available in the pro-title report.	Payment history is missing from the loan file. As per seller's tape data, the next payment due date is xx/XX/2021 and current UPB is $xx.	xx:Borrower is current with loan.
Payment history is missing from the loan file. As per seller's tape data, the next payment due date is xx/XX/2021 and current UPB is $xx. No evidence of Covid impact has been found. No information was found regarding property damage. No post-closing bankruptcy records were found.
According to final loan application, the borrower is owner of xx business. xx:xx:xx	Not Applicable	Transmittal (1008)	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Is Loan Part of a Piggyback Combination?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: x.xxx% Variance %: x.xxxxx% Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "TRID Violation in Charges that Cannot Increase test due to Due to increase of Lock Extension fee in Initial CD date 10/XX/2020. In Initial LE dated 9/XX/2020 does not increase Fee at $340.91. This is Variance in Fee for 10% tolerance fee test. Valid date COC for Lock Extension is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows that max cash to close exceeded."
* Transmittal (1008) is Missing (Lvl 3) "Transmittal summary is missing from loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan failed the xx license validation test. xx
The xx  requires non-exempt mortgage lenders engaged in the business of making mortgage loans to be licensed, effective November 5th, 2008.
The x Mortgage Lender License and xx Exemption Letter (Mortgage Act) are not available for loans with a closing date before November 5th, 2008. Additionally, the xx First Mortgage Banker License, xx Secondary
Mortgage Loan License,xx Unlicensed (Subordinate Lien), and xxExemption Letter are not available for loans with a closing date on or after January 1st, 2009."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 53.78% as the Borrower income is $5,255.16 and total expenses are in the amount of $1333.00 per AUS/DU xx and its recommendation is "Approve/Eligible with a DTI of 53.78%"."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
14977049	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,371.72	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,064.91	2.750%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	613	Not Applicable	54.513%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the pro-title dated xx/XX/2022 reflects that the subject mortgage was originated on xx/XX/2020 in the amount of $xx with the lender MERS as nominee for xx, LLC. which was recorded on xx/XX/2021.

The chain of assignment has been completed.

No active liens and judgments have been found.

County annual taxes of 2021 have been paid in the amount of $4371.72 on xx/XX/2021.	Payment history is missing from the loan file. As per seller's tape data, the loan is currently delinquent for 1 month and the next payment due date is xx/XX/2021. UPB is $xx.	xx:The loan is in collection. Payment history is missing from the loan file. As per seller's tape data, the loan currently delinquent for 1 month and the next payment due date is xx/XX/2021 and the UPB is $xx. No evidence of Covid impact has been found. No information has been found regarding property damage. No post-closing bankruptcy records have been found.
According to final loan application, the borrower has been working at 'xx.' as a xx for the last 5 years. xx:xx:xx	Not Applicable	Missing DU/GUS/AUS	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: N.A Tape Source: Initial Tape Type:
Field: Is Loan Part of a Piggyback Combination?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N.A   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx%   Tape Value:xx%   Variance: xx%   Variance %: xx%   Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. CLTV = xx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx% Tape Value: xx% Variance: xx% Variance %: xx% Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. LTV = xx%. Tape Source: Initial Tape Type:	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 54.513% as the borrower's income is $3,839.98 and total expenses are in the amount of $2,093.30 However AUS Report is missing from the loan file."	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 06/XX/2020 does not reflect Points - Loan Discount fee. However, CD dated 12/XX/2020 reflects Points - Loan Discount fee at $1,304.27. This is an increase in fee of $1,304.27for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."
																																																																																							* Missing DU/GUS/AUS as required by guidelines (Lvl 3) "AUS report is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan has failed Reimbursement Amount Validation Test and Consummation or Reimbursement Date Validation Test."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
17637426	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,369.12	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,094.07	2.750%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	671	668	49.424%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Updated title dated xx/XX/2022 shows that subject mortgage was originated on xx/XX/2020 in the amount of $xx which was recorded on xx/XX/2021 by lender, xx,LLC. No assignment of mortgage has been found. No active judgments or liens have been found. Property taxes of 2021 are paid on xx/XX/2021 in the amount of $4194.36.	Payment history is missing from the loan file. As per seller's tape data, the next payment due date is xx/XX/2021 and current UPB is $xx. Borrower is current with loan payments.	xx:Borrower is current with loan payments and loan is in collections.
Payment history is missing from the loan file. As per seller's tape data, the next payment due date is xx/XX/2021 and current UPB is $xx.  No evidence of Covid impact has been found. No information has been found regarding property damage. No post-closing bankruptcy records have been found.
According to final loan application, the borrower has been working at 'xx.' as a driver for the last 2 years and co-borrower works at 'xx ' as an xx for the past 2 years. xx:xx:xx	Not Applicable	Mortgage Insurance	Field: Bankruptcy (Post-Loan Origination)? Loan Value: No Tape Value: Yes |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is Loan Part of a Piggyback Combination?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral value used for underwriting: $xx. Amount of secondary lien(s): $x. Loan amount: $xx. CLTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: x.xxx% Variance %: x.xxxxx% Comment: Collateral value used for underwriting: $xx. loan amount: $xx. LTV = xx.xxx%. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Provided seller’s tape is showing an alert that there are multiple case numbers for the subject loan."
																																																																																							* MI, FHA or MIC missing and required (Lvl 3) "FHA MI certificate is missing from the loan file."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.42% as the borrower’s income is $5,507.17 and total expenses are in the amount of $2,721.84 and the loan was underwritten by AUS/DU xx & its recommendation is “Approve/Eligible” and DTI is showing in it as 49.42%."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
32321465	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$984.98	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$813.46	3.375%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	694	Not Applicable	43.700%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 and recorded on xx/XX/2021, in the amount of $xx with MERS as nominee for xx

The chain of assignment has been completed. Currently the assignment is with xx

No active judgments or liens have been found.

1st, 2nd and 3rd county taxes of 2022 have been paid in the amount of $759.26.

4th county taxes of 2022 have been due in the amount of $245.48.

No prior year delinquent taxes have been found.	According to seller’s tape data as of xx/XX/2021, the borrower is current with the loan and the next due date for payment is xx/XX/2021. The last payment received date, current P&I and interest rate is unavailable. The current UPB reflected as per the seller’s tape data is in the amount of $xx.	xx:The current status of the loan is performing.

According to seller’s tape data as of xx/XX/2021, the borrower is current with the loan and the next due date for payment is xx/XX/2021. The last payment received date, current P&I and interest rate is unavailable. The current UPB reflected as per the seller’s tape data is in the amount of $xx.

The loan has not been modified since origination.

No comment pertaining to the damage on the subject property has been observed.

No foreclosure activity has been found.

No post close bankruptcy record has been found.

Covid-19 attestation is available in the loan file located at “xx ”.

As per final application, the borrower xx is working at xx as xx for 13 years and 3 months. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| -x.xxx% |----| -x.xxxxx% Comment: As per Final xxxx application post-close DTI as xx.xxx%. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: As per Final xxxx application post-close housing ratio as xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date Loan Value: Unavailable Tape Value: xx/XX/xxxx Variance: Variance %: Comment: Unavailable. Tape Source: Initial Tape Type:	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."
* Settlement date is different from note date (Lvl 3) "Final CD reflects closing date as 03/XX/2021. Notary's signature date on the Mortgage/Deed of Trust is 03/XX/2021. Note date is 03/XX/2021."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) ""Subject approve at 43.70%. Tape shows Income miscalculation pushes DTI to over 52% and invalidate AUS. Further details not provided. Unable to rely on docs in file and unable to calculate ATR.""
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.700% as the borrower’s income is $5,283.77 and total expenses are in the amount of $2,309.01 and the loan was underwritten by DU xxand its recommendation is “Approve/Eligible” with a DTI of 44.68%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
90074065	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$4,675.91	01/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,215.78	9.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	582	Not Applicable	49.157%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	As per the review of the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2019 which was recorded on xx/XX/2019 in the amount of $xx with xx. The chain of assignment has been completed. Currently, the mortgage is with xx No active liens and judgments against the borrower. No delinquent taxes have been found.	According to the payment history as of xx/XX/2022, the borrower is current with the payments. The last payment was received on xx/XX/2022 which was applied to xx/XX/2022. The next due date for payment is xx/XX/2022. The P&I is in the amount of $1,288.23 and the PITI is in the amount of $1,957.30. The UPB reflected as per the payment history is in the amount of $xx.	xx:The loan is currently performing. According to the payment history as of xx/XX/2022, the borrower is current with the payments. The last payment was received on xx/XX/2022 which was applied to xx/XX/2022. The next due date for payment is xx/XX/2022. The P&I is in the amount of $1,288.23 and the PITI is in the amount of $1,957.30. The UPB reflected as per the payment history is in the amount of $xx.
As per the comment dated xx/XX/2020, the reason for default is unemployment.
Unable to determine the current occupancy and condition of the subject property.
																																																																																	As per the 1003 document the borrower is working as a MNF General at “xx.” for 14.9 years. xx:xx:xx	This is conventional fixed rate mortgage with P&I of $2,215.78 with the rate of interest 9.375% and a maturity date of 5/XX/2049. The P&I as per payment history is $1,288.23 and rate of interest is 3.625%; however, there is a reduction in P&I. As per collection comment dated 2/XX/2020, the loan has been modified with the new UPB in the amount of $xx with the new rate of 3.625% and the new P&I is $1,288.24. The loan modification agreement is missing from the loan file.	Missing or error on the Rate Lock	Field: Last Payment Received Date Loan Value: x/XX/xxxx Tape Value: xx/XX/xxxx |---| xx (Days) |----| Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.157%, the borrower’s income is $8,950.46 and total expenses are in the amount of $1,589.00. Loan was manually underwritten."	* GSE Points and Fees Test Violations (Lvl 3) "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $xx. Exceeds fees threshold of $7,628.47. Over by +$2,694.53. The below fees were included in the test: Points - Loan Discount Fee paid by Borrower: $9,324.00 Underwriting Fee paid by Borrower: $999.00." * Loan does not conform to program guidelines (Lvl 3) "Tape loan defect as EPD. Also, the borrower has died and wife making payments as successor in interest."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed qualified mortgage safe harbor threshold test due to APR calculated 9.925% exceeds APR threshold of 5.600% over by +4.325%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed." * Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed Higher-Priced mortgage loan test due to APR calculated 9.925% exceeds APR threshold of 5.600% over By +4.325%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."	* Missing or error on the Rate Lock Document (Lvl 1) "Rate lock agreement signed by the borrower is missing from the loan documents."	Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$56,696.19	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
12283649	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,096.36	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,746.08	7.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Alternative	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	662	Not Applicable	22.874%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/XX/2021, the subject mortgage was originated on 226/2020 with MERS as nominee for xx which was recorded on xx/XX/2020.
Chain of assignment has been completed. Currently, the mortgage is MERS as nominee for xx which was recorded on xx/XX/2020.
No active judgments or liens have been found.
1st installment taxes for 2021 have been paid in the amount of $1548.18.
2nd installment taxes for 2021 have been due in the amount of $1548.18. No prior year delinquent taxes have been found.	As per the review of the payment history, the borrower has been delinquent for 21 months and the next payment is due for xx/XX/2020. The first payment was due for xx/XX/2020. The P&I is $2,746.08 and PITI is $3,095.82. The UPB is $xx	xx:The loan is in collections and the next payment is due for xx/XX/2020. The first payment was due for xx/XX/2020. No record for foreclosure and bankruptcy has been found. As per the comments dated xx/XX/2020, the borrower’s income has been impacted due to covid-19. Forbearance plans ran and were extended several times from xx/XX/2020 to xx/XX/2021. No further details have been found. As per the comment dated xx/XX/2022, the property is occupied by Unknown party. The borrower xx has been working at xx as a xx for 3.3 years. xx:xx:xx	Not Applicable	3: Curable	* GSE Points and Fees Test Violations (Lvl 3) "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to Fees charged $xx. Exceeds Fees threshold of $xx. Over by +$1,262.31. The below fees were included in the test: Mortgage Broker Fee paid by Borrower: $xx Points - Loan Discount Fee paid by Borrower: $1,528.50 Underwriting Fee paid by Borrower: $650.00"
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows early EPD as defect."
* Settlement date is different from note date (Lvl 3) "Final CD reflects closing date as 2/XX/2020. Notary's signature date on the mortgage/deed of trust is 02/XX/2020. Note date is 02/XX/2020."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan fails Qualified Mortgage Lending Policy points and fees test due to Fees charged $xx Exceeds Fees threshold of $xx. Over by +$1,262.31. The below fees were included in the test: Mortgage Broker Fee paid by Borrower: $xx Points - Loan Discount Fee paid by Borrower: $1,528.50 Underwriting Fee paid by Borrower: $650.00 Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 7.483% Exceeds APR threshold of 5.070% Over By +2.413%. Subject loan is escrowed."
																																																																																								* Higher Price Mortgage Loan (Lvl 2) "Loan failed Higher-Priced Mortgage Loan Test due to APR calculated 7.483%. Exceeds APR threshold of 5.070%. Over By +2.413%. Subject loan is escrowed."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
82373308	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,935.00	01/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$834.69	2.625%	360	xx	xx	FHA	Fixed	Refinance	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	631	Not Applicable	54.363%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2020 with MERS as nominee for xx which was recorded on xx/XX/2020.
Chain of assignment has been completed. Currently, the mortgage is MERS as nominee for xx  which was recorded on xx/XX/2020.
No active judgments or liens have been found.
Annual taxes for 2021 have been paid in the amount of $1935.90.
No prior year delinquent taxes have been found.	As per the review of the payment history, the borrower is current with the loan and the next payment is due for xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $1,441.57 which was applied for xx/XX/2022. The P&I is $834.69 and PITI is $1,441.57. The UPB is $xx.	xx:The loan is performing and the next payment is due for xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $1,441.57 which was applied for xx/XX/2022. No records for foreclosure and bankruptcy have been found. The RFD is unable to be determined. No comments have been found stating the borrower’s income was impacted by Covid. The borrower xx has been working at -xx., as an xx for 1 year. xx:xx:xx	Not Applicable	Missing DU/GUS/AUS Mortgage Insurance Transmittal (1008)	Field: Last Payment Received Date Loan Value: x/XX/xxxx Tape Value: xx/XX/xxxx |---| xx (Days) |----| Comment: As per the review of the payment history, the borrower is current with the loan and the next payment is due for x/XX/xxxx. The last payment was received on x/XX/xxxx Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx Amount of Secondary Lien(s): $x.xx Loan Amount: $xx CLTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx Amount of Secondary Lien(s): $x.xx Loan Amount: $xx CLTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-x Loan Value: Refinance Tape Value: Cash Out Variance: Variance %: Comment: Purpose of transaction is refinance. Tape Source: Initial Tape Type:	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 54.363%, the borrower’s income is $4,166.68.00 and total expenses are in the amount of $2,265.15 and the loan was underwritten by AUS/DU is missing from the loan documents."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "This loan failed the revised closing disclosure delivery date test due to the revised closing disclosure delivery date 12/XX/2020 is same as the consummation date 12/XX/2020."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows that appraisal was completed under a FHA case number that was canceled prior to closing. A new case number was ordered and loan was closed using new case number but PC is unable to complete insurance application in FHAC because appraisal tied to old case number. AMC/Appraiser is unable to update the case number on appraisal."
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage Insurance certificate is missing from the loan documents."
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "AUS/DU report is missing from the loan documents."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Transmittal summary is missing from the loan documents."			Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
23052700	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,064.44	01/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$712.91	2.875%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Unavailable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	600	684	55.029%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 and recorded on xx/XX/2021, in the amount of $xx with MERS as nominee for xx.

The chain of assignment has been completed. Currently the assignment is with xx Services, LLC.

No active judgments or liens have been found.

Annual county taxes of 2021 have been paid in the amount of $1,981.87.

No prior year delinquent taxes have been found.	According to payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $1,249.85 which was applied for due date xx/XX/2022. The current P&I is in the amount of $712.91 and current PITI is in the amount of $1,249.85 with an interest rate of 2.875%. The current UPB reflected as per the payment history is in the amount of $xx.	xx:According to servicing comments, the current status of the loan is performing.

According to payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $1,249.85 which was applied for due date xx/XX/2022. The current P&I is in the amount of $712.91 and current PITI is in the amount of $1,249.85 with an interest rate of 2.875%. The current UPB reflected as per the payment history is in the amount of $xx.

According to final application, the borrower xx  is working at xx LLC as a xx for 12 years and 2 months.

The loan has not been modified since origination.

No comment pertaining to the damage on the subject property has been observed.

No foreclosure activity has been found.

No post close bankruptcy record has been found. xx:xx:xx	Not Applicable	Mortgage Insurance Transmittal (1008)	Field: Last Payment Received Date Loan Value: x/XX/xxxx Tape Value: xx/XX/xxxx |---| xx (Days) |----| Comment: Last payment was received on xx/XX/xxxx. Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx%   Tape Value: xx%   Variance: xx%   Variance %: xx%   Comment: Collateral Value used for Underwriting:$xx. Loan Amount:$xx. CLTV = xx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx% Tape Value: xx% Variance: xx% Variance %: xx% Comment: Collateral Value used for Underwriting: $xx. Amount of Secondary Lien(s): $x.xx Loan Amount: $xx. CLTV = xx%. Tape Source: Initial Tape Type:	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 55.02%. The borrower’s income is $5,267.88 and total expenses are in the amount of $2,898.88 and the AUS/DU is missing from the loan documents."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan fails qualified mortgage lending policy points and fees test due to Fees charged $6,463.92. Exceeds Fees threshold of $4,842.09. Over by +$1,621.83.
The below fees were included in the test:
Mortgage Broker Fee paid by Borrower: $4,725.00
Points - Loan Discount Fee paid by Borrower: $1,738.92

Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $6,463.92 fees threshold $4,842.09. Over By +$1,621.83.
The below fees were included in the test:
Mortgage Broker Fee paid by Borrower: $4,725.00
Points - Loan Discount Fee paid by Borrower: $1,738.92"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated 08/XX/2020 reflect tax service fee at $83.00. Final CD dated 02/XX/2021 reflects the addition of tax service fee at +$84.00. This is an increase of +$1.00 for charges that cannot increase 0% test. However, COC for the addition of tax Service fee is missing from the loan documents."
* Document(s) Required by AUS Missing from Loan file (Lvl 3)     "AUS/DU report is missing from the loan documents."
* Transmittal (1008) is Missing (Lvl 3) "Final transmittal summary is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) ""Subject approved at 52%. Tape shows tax returns in file do not match 4506s and DTI may be over 68%. Unable to rely on documents in file and unable to calculate ATR.""
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed QM Safe harbor test due to APR charged 4.273% APR threshold 4.220% over by +0.053%. Subject loan is escrowed."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed the Higher-Priced mortgage loan test due to APR charged 4.273% APR threshold 4.220% over by +0.053%. Subject loan is escrowed."
* MI, FHA or MIC missing and required (Lvl 2)     "Mortgage insurance certificate is missing from the loan documents."
																																																																																								* Property is Manufactured Housing (Lvl 2) "Home is affixed. As per appraisal report located at “xx” the subject property is a manufactured home. The ALTA 7 Endorsement is not attached with the final title policy. The legal description attached with the subject mortgage does not show VIN/Serial Number. The affidavit of affixation is available in the loan file located at “xx” which states that the manufactured home with serial# xx has affixed to the permanent foundation."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
25607629	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$61.87	$2,388.93	01/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,113.64	2.250%	180	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	780	742	36.209%	First	Short Form Policy	Not Applicable	$25,134.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 and recorded on xx/XX/2021, in the amount of $xx with MERS as nominee for xx LLC.

The chain of assignment has been completed. Currently the assignment is with xx .
No active judgments or liens have been found.

Annual combined taxes of 2021 have been paid in the amount of $2,388.93 on xx/XX/2021.

Annual combined taxes of 2021 have been delinquent in the amount of $61.87 and good through date is xx/XX/2022.	According to payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $1,405.45 which was applied for due date xx/XX/2022. The current P&I is in the amount of $1,113.64 and current PITI is in the amount of $1,405.45 with an interest rate of 2.250%. The current UPB reflected as per the payment history is in the amount of $xx.	xx:According to servicing comments, the current status of the loan is performing.

According to payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $1,405.45 which was applied for due date xx/XX/2022. The current P&I is in the amount of $1,113.64 and current PITI is in the amount of $1,405.45 with an interest rate of 2.250%. The current UPB reflected as per the payment history is in the amount of $xx.

According to final application, the borrower xx has been working at xx  as an xx for 13 years and 11 months. The co-borrower has been working at xx  for 12 years and 9 months.

As per comment dated xx/XX/2021, the subject property is owner occupied. No comment pertaining to the damage on the subject property has been observed.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Last Payment Received Date Loan Value: x/XX/xxxx Tape Value: xx/XX/xxxx |---| xx (Days) |----| Comment: Last payment was received on x/XX/xxxx. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan fails QM points and fees test due to the fees charged to the borrower(s) exceed 3% the loan amount. The note reflects a loan amount of $xx. Fees charged to borrower(s) equal $5,061.60 which exceeds 3% of the loan amount."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape shows that according to the subordination agreement included in the subject loan file, the Regions HELOC has a high credit limit of $xx. The loan file includes correspondence from Regions in which they indicate that the borrowers no longer have access to additional advances. The subject loan file lacks documentation that the Regions HELOC was permanently modified to the limit of $xx.The correspondence with Regions included in the loan file indicates that the borrowers executed a credit amendment but a copy of this was not included in the subject loan file. Additionally, a copy of the final title policy evidencing the modified Regions high credit limit of $xx was not included in the subject loan file. With no further documentation provided to show that the Regions HELOC credit was permanently modified, Freddie Mac must use the $xx credit limit when determining the HTLTV."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
65479903	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$921.39	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$492.41	2.625%	180	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	638	Not Applicable	20.802%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2022 with the lender MERS as nominee for xx in the amount of $xx which was recorded on xx/XX/2021 with instrument#xx.

There is no chain of assignment as the subject mortgage is with the original lender.

There are multiple civil judgments against the borrower in the favor of the State of xx which were recorded on different dates. The borrower has a common name in the county resulting in many judgments matching by name and unable to be dismissed.

There is an active mortgage that originated on xx/XX/2005 with lender America’s xx in the amount of $xx which was recorded on xx/XX/2005. This mortgage is subordinated with the subject mortgage.

Combined annual installment taxes of 2021 have been paid in the amount of $921.39 on xx/XX/2021. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/XX/2022, the borrower is current with the loan. The last payment was received on xx/XX/2021 which was applied to xx/XX/2022. The next due date for payment is xx/XX/2022. The borrower pays the P&I in the amount of $492.41 and PITI in the amount of $628.92. The current UPB reflected is in the amount of $xx.	xx:As per the review of collection comments, the current status of the loan is performing. According to the payment history as of xx/XX/2022, the borrower is current with the loan. The next due date for payment is xx/XX/2022. The current UPB reflected is in the amount of $xx. No comments have been found regarding the borrower’s income being impacted due to the covid-19 pandemic. No comments have been found regarding the subject property condition. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| -x.xxx% |----| -x.xxxxx% Comment: Borrower DTI ratio percent is xx.xxx%. Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: xx (Days)   Variance %:    Comment: The last payment was received on xx/XX/xxxx which was applied to xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: -x.xxx% Variance %: -x.xxxxx% Comment: Original CLTV ratio percent is xx.xxx%. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "This loan failed the bona fide discount points test. (NC §24-1.1A (c)(1)(b))
The loan is a first lien mortgage and has a principal amount that is greater than or equal to $10,000 and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate.
Points are treated as paid for the purpose of reducing, and in fact result in a bona fide reduction of the interest rate, if they are marked as "xxe.""
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows HOEPA violation however CE report reflects HOEPA test pass. No further details available. Elevated for client review."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
43789483	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,211.01	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,349.23	3.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	18.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	761	Not Applicable	36.028%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2020 and recorded on xx/XX/2020, in the amount of $xx with MERS as nominee for xx

The chain of assignment has been completed. Currently the assignment is with xx

There is one junior mortgage active in the favor of xx of  and xx of xx , in the amount of $8,875.00, originated on xx/XX/2020 and recorded on xx/XX/2020.

1st and 2nd county taxes of 2021 have been paid in the amount of $4,211.01.

No prior year delinquent taxes have been found.	According to seller’s tape data, the borrower is currently delinquent for 1 month and the next due date for payment is xx/XX/2021. The last payment was received in the amount of $1,349.23 which was applied for due date xx/XX/2021. However, unable to determine last payment received date. The current P&I is in the amount of $1,349.23 with an interest rate of 3.625%. The current UPB reflected as per the seller’s tape data is in the amount of $xx.	xx:The loan is in collection.

According to seller’s tape data, the borrower is currently delinquent for 1 month and the next due date for payment is xx/XX/2021. The last payment was received in the amount of $1,349.23 which was applied for due date xx/XX/2021. However, unable to determine last payment received date. The current P&I is in the amount of $1,349.23 with an interest rate of 3.625%. The current UPB reflected as per the seller’s tape data is in the amount of $xx.

As per final application, the borrower is working at xx  as xx for 4 years and 8 months.

Covid-19 attestation is available in the loan file located atxx.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Original CLTV Ratio Percent Loan Value: xx% Tape Value: xx% |---| -xx% |----| -xx% Comment: Original CLTV ratio is xx%. Tape Source: Initial Tape Type:
Field: Stated Maturity Date Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx Variance: xxxxx (Days) Variance %: Comment: The Note reflects the Maturity Date as x/XX/xxxx. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Seller tape shows ineligible condo project."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
75516663	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,656.08	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,285.96	2.750%	360	xx	xx	VA	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	751	722	42.804%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per updated title dated xx/XX/2022, the subject mortgage was originated on xx/XX/2020 and recorded on xx/XX/2020 in the amount of $xx by lender, xx
No assignment of mortgage has been found. The mortgage is with lender, xx
No active judgments or liens have been found.
Property taxes of 2021 paid on xx/XX/2021 in the amount of $1656.08.	As per seller's tape data, the borrower is delinquent for 2 months and next payment due date is xx/XX/2021. The last payment details are not available. The current UPB is $xx and interest rate is 2.75%.	xx:The loan is in collection.
As per seller's tape data, the borrower is delinquent for 2 months and next payment due date is xx/XX/2021. The last payment details are not available. The current UPB is $xx and interest rate is 2.75%. Collection comments are missing from the loan file.
No evidence of damage or repair has been found in the loan file. No post-closing BK records have been found.
Covid-19 attestation is available in the loan file located at xx.
As per 1003, the borrower is retired and co-borrower works at xx Hospital for 7.0 years xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Borrower #x Middle Name Loan Value: xx Tape Value: xx |---| |----| Comment: The note dated xx and signed at closing, reflects the borrower's middle name as xx. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: The borrower's monthly income is $x,xxx.xx after subject loan the proposed amount $x,xxx.xx and total non-housing Payments is $xxx.xx. Hence, the calculated DTI ratio is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Total subject property PITIA (P&I $x,xxx.xx + Real Estate Taxes $ xxx.xx + Hazard Insurance $xxx.xx+ Flood Insurance $x.xx + MI $x.xx+ HOA Dues $xx.xx) equals $x,xxx.xx. Total verified monthly income equals $x,xxx.xx. Housing Ratio equals xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-x   Loan Value: Refinance   Tape Value: Cash Out   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/XX/xxxx Tape Value: xx/XX/xxxx Variance: xxxxx (Days) Variance %: Comment: The note reflects the Maturity Date as xx/XX/xxxx. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "This loan failed the credit report fee test due to the loan charges a credit report fee, automated underwriting system (AUS) fee, or both, in excess of $100. The combined total for all credit report and AUS charges cannot exceed $100."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test and charges that in total cannot increase more than 10% tolerance test due to loan failed Initial LE estimate delivery and timing test. Initial LE dated 7/XX/2020 delivered on 7/XX/2020 which is more than 3 business days from initial application date 7/XX/2020."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape shows, there should be WAITING period or GAP of 210 days between the first payment date of existing mortgage which is getting paid off and between the closing of our new subject loans. In this loan the waiting period is not satisfied as the first payment of existing mortgage 11/XX/2020 is less than 210 days from closing date of loan 9/XX/2020."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	No Result	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
84372018	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,262.00	01/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$934.13	2.375%	360	xx	xx	VA	Fixed	Cash Out	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	733	788	30.724%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 and recorded on xx/XX/2021, in the amount of $xx with MERS as nominee for xx

The chain of assignment has not been completed. Currently the assignment is with xx .as it should be with A xx.

No active judgments or liens have been found.

Annual combined taxes of 2021 have been paid in the amount of $1,262.00 on xx/XX/2022.

No prior year delinquent taxes have been found.	According to payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $1,121.64 which was applied for due date xx/XX/2022. The current P&I is in the amount of $934.13 and current PITI is in the amount of $1,121.64 with an interest rate of 2.375%. The current UPB reflected as per the payment history is in the amount of $xx.	xx:The current status of the loan is performing.

According to payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $1,121.64 which was applied for due date xx/XX/2022. The current P&I is in the amount of $934.13 and current PITI is in the amount of $1,121.64 with an interest rate of 2.375%. The current UPB reflected as per the payment history is in the amount of $xx.

As per final application, the borrower xx  is working at xx as a xx for 1.8 years. The co-borrower xx is working at xx as xx for 7 years.

No comment pertaining to the damage on the subject property has been observed.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Borrower #x Middle Name Loan Value: xx Tape Value: xx|---| |----| Comment: The Note dated x/XX/xxxx and signed at closing, reflects the Borrower Middle Name as xx. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: As per final xxxx borrower income is $x,xxx.xx and total expenses is $x,xxx.xx. DTI is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: As per final xxxx borrower income is $x,xxx.xx and total expenses is $x,xxx.xx. Housing ratio is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: xx (Days)   Variance %:    Comment: Last payment was received on xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Late Charge Code Loan Value: % of P&I Tape Value: No late charges Variance: Variance %: Comment: Late charge code reflects % of P&I. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Seller tape shows, Initial home equity disclosure was not provided to the borrower. The loan is not insured, it was delivered to aggregator in 217 days."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
36997721	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,570.50	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,452.12	2.875%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	49.639%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2022 shows that the subject mortgage was originated on xx/XX/2020 and was recorded on xx/XX/2021 in the amount of $xx, with MERS as nominee for xx, recorded with the Instrument#2021-xx-00.

The chain of assignment has been completed. The last assignment is with MERS as nominee for xx.

No active liens and judgments have been found against borrower and property.

County taxes of 2021/2022 have been due on xx/XX/2022 in the amount of $2,285.25.	According to the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment was received on xx/XX/2021, the applied date was xx/XX/2022 and the next due date for payment is xx/XX/2022.The P&I is in the amount of $1,452.12 and PITI is in the amount of $1,452.12. The UPB reflected as per the payment history is in the amount of $xx.	xx:The current status of the loan is performing.
 According to the payment history as of xx/XX/2021, the borrower is current with the loan. The last payment was received on xx/XX/2021, the applied date was xx/XX/2022 and the next due date for payment is xx/XX/2022.The P&I is in the amount of $1,452.12 and PITI is in the amount of $1,452.12. The UPB reflected as per the payment history is in the amount of $xx.
The subject property has been occupied by the owner. The borrower's intention is to keep the property.
No evidence has been found regarding bankruptcy and foreclosure.
As per the review of collection comments, the subject property is in good condition. No evidence of damage or repairs has been found.
No evidence has been found regarding COVID-19.
As per the 1003, the borrower is working at “xx”, as a “xx” for 4 months. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: xx Tape Value: xx |---| -x |----| -xx.xxxxx% Comment: Age of loan is xx. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Borrower DTI ratio percent is xx.xxx%   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Housing ratio per U/W is xx.xxx%   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date Loan Value: xx/XX/xxxx Tape Value: xx/XX/xxxx Variance: xx (Days) Variance %: Comment: Original note doc date is xx/XX/xxxx. Tape Source: Initial Tape Type:	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan file."
* Missing Required Disclosures (Lvl 3) "Settlement services providers list (SSPL) disclosure is missing from the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at the DTI of 49.64%. Tape shows that including undisclosed auto debt and omitted credit card debt pushes the DTI to 70.01%. Unable to rely on the documents in the loan file and unable to calculate ATR."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.64% as the borrower’s income is $3,813.33 and total expenses are in the amount of $1,892.91 and the loan was underwritten by AUS/DU xx & its recommendation is “Approve/Eligible” and DTI is showing in it as 49.64%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
15068861	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,040.51	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$740.92	3.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	729	Not Applicable	35.456%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2022 shows that the subject mortgage was originated in the amount of $xx on xx/XX/2021 with the lender MERS as nominee for xx LLC which was recorded on xx/XX/2021.
The chain of the assignment has been completed. The current assignment is with xx LLC.
No active judgments or liens have been found.
Taxes of 2021 have been paid in the amount of $2,040.51.	As per payment history tape data, the next due date for the payment is xx/XX/2022. The UPB reflected in tape data is in the amount of $xx.	xx:The current status of the loan is performing.
As per payment history tape data, the next due date for the payment is xx/XX/2022. The UPB reflected in tape data is in the amount of $xx.
The borrower is working at xx as axx for 3 years.
No details have been found regarding foreclosure and bankruptcy in the loan file. xx:xx:xx	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| -xx.xxx% |----| -xx.xxxxx% Comment: xx.xxx%. Tape Source: Initial Tape Type:
Field: First Payment Date Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx Variance: xx (Days) Variance %: Comment: x/XX/xxxx. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Subject is NOO. Tape shows UW income miscalculation error pushes DTI to 53% and invalidate AUS."
																																																																																							* The final 1008 is missing (Lvl 3) "Subjects P&I stated on 1008 does not match with P&I reported on Note."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Not Applicable	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
38768764	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$147.40	01/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$411.30	2.990%	180	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	615	615	20.997%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 in the amount of xx with MERS as nominee for xx, which was recorded on xx/XX/2021.
Chain of assignment has been completed. Currently, the mortgage is with MERS as nominee for xx, which was recorded on xx/XX/2021.
No active judgments or liens have been found.
Annual taxes for 2021 have been paid in the amount of $147.40. No prior year delinquent taxes have been found.	As per the review of the payment history, the borrower is current with the loan and the next payment is due for xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $556.56 which was applied for xx/XX/2022. The P&I is $411.30 and PITI is $556.56. The UPB is $xx.	xx:
The loan is currently in performing and the next payment is due for xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $556.56 which was applied for xx/XX/2022. No records for foreclosure and bankruptcy have been found. The RFD is unable to be determined. No comments have been found stating the borrower's income was impacted by covid.
The borrower xx xxson has been working at xx and xx as a xx for 2 months. xx:xx:xx	Not Applicable	Affiliated Business Disclosure Missing or error on the Rate Lock Notice of Servicing Transfer	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "This loan has failed Charges That Cannot Increase Test, because Initial LE dated 11/XX/2020 shows Appraisal Fee at $585.00 and Transfer Taxes at $87.00; however, Final CD dated 3/XX/2021 shows Appraisal Fee at $950.00 and Transfer Taxes at $89.40. This is a fee increase of $367.40 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock document is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)     "Notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "Required affiliated business disclosure is missing from the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) ""Subject approved at 21%. Tape shows that BWR variable income and hours were not stable and multiple AUS ran. Unable to rely on docs in file and unable to calc ATR.""
* ComplianceEase Exceptions Test Failed (Lvl 2)     "This loan has failed Reimbursement Amount Validation Test and Consummation or Reimbursement Date Validation Test."
																																																																																								* Property is Manufactured Housing (Lvl 2) "Home is affixed. According to the appraisal report xx dated xx, the subject property type is Manufactured Home. The ALTA 7 Endorsement is incorporated with the short form policy. Also the VIN # xx is available in the legal description of the subject mortgage. However, Affixation document xx shows that home is affixed with permanently to the land."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
33913809	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,983.13	01/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,547.06	4.250%	355	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	No	No	762	749	49.328%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2020 in the amount of xx with MERS as nominee for xx ., which was recorded on xx/XX/2021.
Chain of assignment has been completed. Currently, the mortgage is with MERS as nominee for xx  which was recorded on xx/XX/2021.
No active judgments or liens have been found.
Annual county taxes for 2021 have been paid in the amount of $7164.53.
Annual city taxes for 2021 have been paid in the amount of $1818.60.

No prior year delinquent taxes have been found.	As per the review of the payment history, the borrower is current with the loan and the next payment is due for xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $1,202.94 which was applied for xx/XX/2022. The P&I is $1,090.60 and PITI is $1,202.94. The UPB is $xx.	xx:The loan is currently in performing and the next payment is due for xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $1,202.94 which was applied for xx/XX/2022. No records for foreclosure and bankruptcy have been found. The RFD is unable to be determined. No comments have been found stating the borrower's income was impacted by covid.
The borrower xx has been working at xx as a xx for 10 months. xx:xx:xx	Not Applicable	Affiliated Business Disclosure Missing or error on the Rate Lock Right of Rescission	Field: First Payment Date Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx |---| -xxx (Days) |----| Comment: First payment date is x/XX/xxxx Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan has failed Qualified Mortgage Lending Policy Points and Fees Test.

Charged :$xx   Allowed : $9,284.37  Over By : +$834.15

Qualified Mortgage Lending Policy Points and Fees Test Inclusion
Mortgage Broker Fee (Indirect) $7,807.50
Points - Loan Discount Fee paid by Borrower: $2,311.02"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan has failed Charges That Cannot Increase Test, because Initial LE dated 8/XX/2019 shows Points - Loan Discount Fee at $0.00, Credit Report Fee at $44.00 and Transfer Taxes at $0.00; however, Final CD dated 1/XX/2020 shows Points - Loan Discount Fee at $2,311.02, Credit Report Fee at $44.15 and Transfer Taxes at $937.50. This is a fee increase of $3,823.67 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."
* GSE Points and Fees Test Violations (Lvl 3)     "This loan has failed GSE QM Points and Fees Test

GSE QM Points and Fees Test Inclusion
Mortgage Broker Fee (Indirect) $7,807.50
Points - Loan Discount Fee paid by Borrower: $2,311.02"
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape shows an alert as "Credit documents expired and new pull no longer meets agency guidelines (505 FICO)”."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3)     "Affiliated business disclosure is missing from the loan file."
* Right of Rescission missing or unexecuted (Lvl 3) "Right of rescission is missing from the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 49%. Tape shows credit expired and revised AUS invalid. Further details not provided. Unable to rely on docs in file and unable to calc ATR."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.321% as the borrower’s income is $8,369.58 and total expenses are in the amount of $4,127.95 and the loan was underwritten by AUS/DU xx and its recommendation is “Accept/Eligible” with 49%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
76341259	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,150.76	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,015.40	5.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	719	Not Applicable	36.125%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2022 shows that the subject mortgage was originated on xx/XX/2021 and was recorded on xx/XX/2021 in the amount of $xx, with MERS as nominee for Mortgage 1 Incorporated, recorded with the Instrument# xx.

The chain of assignment has been completed. The last assignment is with MERS as nominee for Mortgage 1 Incorporated.

There are two state tax liens active against borrower “xx” in the favor of same plaintiff “xx of Taxation”, which were recorded on different dates total in the amount of $554.30.

2nd installment county taxes of 2021 have been due on xx/XX/2022 in the amount of $1,075.38.	The loan was originated on xx/XX/2021 and the first payment date is xx/XX/2022.The P&I per note is in the amount of $1,015.40 and PITI is in the amount of $1,412.53. The UPB reflected as per the payment history is in the amount of $xx.	xx:The current status of the loan is performing.
The loan was originated on xx/XX/2021 and the first payment date is xx/XX/2022.The P&I per note is in the amount of $1,015.40 and PITI is in the amount of $1,412.53. The UPB reflected as per the payment history is in the amount of $xx.
As per the 1003, the borrower is working at “xx”, as an “xx” for 15.0 years. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| x.xxx% |----| x.xxxxx% Comment: The borrower’s income is $x,xxx.xx and total expenses are in the amount of $x,xxx.xx. So calculated DTI ratio is xx.xxx%. Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: The borrower’s income is $x,xxx.xx and present primary housing expenses are in the amount of $x,xxx.xx. So calculated housing ratio is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: MI Company Loan Value: GE Mtg Ins Co Tape Value: Genworth Variance: Variance %: Comment: MI certificate reflects MI company name as xx Tape Source: Initial Tape Type:	3: Curable	* LE/CD Issue date test Fail (Lvl 3) "This loan failed the revised closing disclosure delivery date test for closing disclosure dated 12/XX/2021. Document tracker is missing and 3 business days were added to get receipt date 12/XX/2021 which is more than three business days after the consummation date 12/XX/2021."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape shows loan was not run through LP as a bond program, when we do, it flips to a caution."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "1. Loan failed the GSE (Fannie Mae public guidelines) QM APR Test due to APR Charged 5.746% APR Threshold 5.410% Over by +0.336%. The Subject loan is escrowed.

2. Loan failed QM APR threshold test. APR Disclosed 5.746% on final CD, APR Calculated 5.410% Over by 0.336%. The Subject loan is escrowed.

3. Loan fails Qualified Mortgage Safe Harbor Threshold test APR Calculated 5.746% APR Threshold 5.410% Over By +0.3336%. The subject loan is escrowed."
																																																																																								* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed Higher Priced Mortgage Test due to APR Charged 5.770% APR Threshold 4.660% Over By +1.110%. HPML disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed."		Elevated	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
25946793	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,533.76	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$875.64	3.500%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Investor	Yes	Yes	No	709	Not Applicable	38.794%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2022 shows that the subject mortgage was originated in the amount of $xx on xx/XX/2021 with the lender MERS as nominee for xx which was recorded on xx/XX/2021.
The chain of the assignment has been completed. The current assignment is with xx
There is a state tax lien in the favor of xx of Revenue in the amount of $477.09 which was recorded on xx/XX/2022.
Taxes of 2021 are due in the amount of $1,533.76.
Taxes of 2020 have been paid in the amount of $2,788.66.	As per payment history tape data as of xx/XX/2021, the UPB reflected in tape data is in the amount of $xx. The next due date for the payment is xx/XX/2022.	xx:The current status of the loan is performing.
The borrower is working at City of xx as a xx for 3 years 11 months.
No details have been found regarding the foreclosure and bankruptcy.
The subject property has been occupied by the owner. xx:xx:xx	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| -x.xxx% |----| -x.xxxxx% Comment: As per tape data, borrower DTI ratio percent as xx.xxx%. However final application documents reflects as xx.xxx%. Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: x.xxx%   Tape Value: xx.xxx%   Variance: -xx.xxx%   Variance %: -xx.xxxxx%   Comment: As per tape data, housing ratio per U/W is xx.xxx%. However final application document reflects as x.xx%.   Tape Source: Initial   Tape Type:
Field: Number Of Units   Loan Value: x   Tape Value: x   Variance: x   Variance %: xxx.xxxxx%   Comment: Number of unit is x.   Tape Source: Initial   Tape Type:
Field: Occupancy at Origination (Property Usage Type)   Loan Value: Investor   Tape Value: Primary   Variance:    Variance %:    Comment: Occupancy at Origination is investor.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value:xx   Variance:    Variance %:    Comment: Property address street is xx.   Tape Source: Initial   Tape Type:
Field: Property Postal Code Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Property Postal Code is xx. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Market condition addendum is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Not Applicable	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
4121563	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$4,807.46	$4,370.42	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,351.19	3.875%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	753	Not Applicable	37.822%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2020 with lender, xx Funding in the amount of $xx which was recoded on xx/XX/2020.
No assignment of mortgage has been found.
There are multiple state tax liens active against xx in the total amount of $1244.25 which were recorded on xx/XX/2014, xx/XX/2017 and xx/XX/2020. However, the xx is not a borrower. The borrower is xx.  Also, SSN# does not match with SSN of borrower, xx.
There is an IRS lien active against xx in the amount of $xx which was recorded on xx/XX/2019 by IRS. However, xx is not a borrower.
There are multiple credit card judgments active against xx in the total amount of $xx which were recorded on xx/XX/2013, xx/XX/2013 and xx/XX/2014 respectively.  However, the xx is not a borrower. The borrower is xx.  Also, SSN# does not match with SSN of borrower, xx.
Property taxes of 2021-22 are delinquent in the amount of $4807.46 which are good through xx/XX/2022. The next installment of taxes is due on xx/XX/2022 in the amount of $4370.42.	According to seller's tape data as of xx/XX/2022, the loan is performing and next due date is xx/XX/2022. The current UPB is $xx and interest rate is 3.875%. The last payment details are unable to be determined. Current P&I is $2351.19.	xx:According to seller's tape data as of xx/XX/2022, the loan is performing as next due date is xx/XX/2022.
As per review of the loan file, no evidence of Covid impact on borrower's income has been found.
No records of bankruptcy and foreclosure have been found.
As per 1003, the borrower has been working at xx for the past 0.87 months. xx attestation is available in the loan file which is located at xx. xx:xx:xx	Not Applicable	Note	Field: Age of Loan Loan Value: xx Tape Value: xx |---| -x |----| -x.xxxxx% Comment: Note reflects the age of loan as xx months. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: NA   Tape Source: Initial   Tape Type:
																																																																																				Field: Original Note Doc Date Loan Value: Unavailable Tape Value: x/XX/xxxx Variance: Variance %: Comment: Note document is missing from the loan documents. Tape Source: Initial Tape Type:	4: Unacceptable	* Note is missing or unexecuted (Lvl 4) "Note document is missing from the loan document and also lost of note affidavit is missing from the loan document. The loan has not been modified."	* Loan does not conform to program guidelines (Lvl 3) "Subject loan NOO. Seller tape shows income miscalculations and DTI may be over 100%."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
38729601	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$10,252.70	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,201.20	3.375%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	676	Not Applicable	37.768%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2020 with the lender MERS as nominee for xx in the amount of $xx which was recorded on xx/XX/2020 with instrument#2020-xx.

There is no chain of assignment as the subject mortgage is with the original lender.

There is a prior mortgage that originated on xx/XX/2006 with lender MERS as nominee for xx . in the amount of $xx which was recorded on xx/XX/2006.

County 1st installment taxes of 2021/2022 have been paid in the amount of $5,126.35 on xx/XX/2021 and 2nd installment taxes are due in the amount of $5,126.35 on xx/XX/2022. No prior year’s delinquent taxes have been found.	According to the seller’s tape data payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The current P&I is in the amount of $2,201.20 with an interest rate of 3.375%. The current UPB reflected is in the amount of $xx.	xx:The current status of the loan is performing. According to the seller’s tape data payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The current P&I is in the amount of $2,201.20 with an interest rate of 3.375%. The current UPB reflected is in the amount of $xx. The current condition & occupancy of the subject property is unable to be determined. As per the final loan application, the borrower is working at xx as xx for 2.2 years. The covid-19 attestation document is available at “xx xx loan file.pdf xx#xx. xx:xx:xx	Not Applicable	Missing Initial Closing Disclosure Missing or error on the Rate Lock	Field: Age of Loan Loan Value: xx Tape Value: xx |---| -x |----| -xx.xxxxx% Comment: As per note document age of loan is xx. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: The borrower’s income is $xx after Subject loan the proposed amount $x,xxx.xx and Total Non-housing Payments is $xxx.xx hence, the Calculated DTI Ratio is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx%   Tape Value: xx%   Variance: -xx%   Variance %: -xx%   Comment: Collateral value used for underwriting: $xx. amount of secondary lien(s): $x.xx. Loan amount: $xx. CLTV =xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: -x (Days)   Variance %:    Comment: Original note reflects note date as xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx% Tape Value: xx% Variance: -xx% Variance %: -xx% Comment: Collateral value used for underwriting: $xx Loan amount: $xx LTV =xx%. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "TRID tolerance test is incomplete due to initial CD is missing from loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows closed as FNMA DU, loan was sold to Freddie Mac with LPA caution feedback due to borr past delinquency. We did not have documenation to prove the derog was result of extenuating circumstances as a basis to determine borrs credit reputation was acceptable. Loan would not have been eligible for sale to Freddie until 02/2022."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial CD is missing from loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Settlement date is different from note date (Lvl 3) "Final CD reflects closing date as 10/XX/2020. Notary's signature date on the mortgage/deed of trust is 10/XX/2020. Note date is 10/XX/2020."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
56499604	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$9,616.49	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,004.13	2.625%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	693	Not Applicable	27.528%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2020 and which was recorded on xx/XX/2020 in the amount of $xx with xx Funding.
The chain of assignment has been completed. Currently, the mortgage is with xx Funding.
No active liens and judgments against the borrower/property.
No delinquent taxes have been found.	According to the tape data as of xx/XX/2022, the borrower is current with the payments. The date of last payment received is unavailable. The next due date for payment is xx/XX/2022. The P&I is in the amount of $1,004.13 and PITI is in the amount of $1,004.13. The UPB reflected as per the tape data is in the amount of $xx.	xx:The loan is currently is performing. According to the tape data as of xx/XX/2022, the borrower is current with the payments. The date of last payment received is unavailable. The next due date for payment is xx/XX/2022. The P&I is in the amount of $1,004.13 and PITI is in the amount of $1,004.13. The UPB reflected as per the tape data is in the amount of $xx.
The reason for default is unavailable.
No latest servicing comment has been found to determine the current occupancy and condition of the subject property.
As per the 1003 document the borrower is an owner of xx from 28.074 years. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: xx Tape Value: xx |---| -x |----| -xx.xxxxx% Comment: Note document reflects age of loan as xx months. Tape Source: Initial Tape Type:
Field: Borrower #x Middle Name   Loan Value: xx.   Tape Value: xx   Variance:    Variance %:    Comment: The note dated xx and signed at closing, reflects the borrower's middle name as xx.   Tape Source: Initial   Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Total original PITIA for Debt Ratios: (Real estate taxes $xxx.xx + Hazard insurance $xxx.xx + Flood insurance $xx.xx + MI $xx.xx+ HOA dues $xx.xx + P&I $x,xxx.xx+ other debts $x,xxx.xx) equals $x,xxx.xx. Total monthly income $xx. DTI reflects xx.xxx%.   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xxx (Days)   Variance %:    Comment: The note document dated xx/XX/xxxx reflects the first payment date as x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Collateral value used for underwriting: $xx. Amount of secondary lien: $xx.xxx. Loan amount: $xx. CLTV = xx%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: -x (Days)   Variance %:    Comment: Note document reflects date as xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx%   Tape Value: xx%   Variance: -xx%   Variance %: -xxx%   Comment: Collateral value used for underwriting: $xx. Loan amount: $xx. LTV (CLTV) = xx%.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx Variance: -xxx (Days)   Variance %:    Comment: Note reflects maturity date as xx.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: xxx Tape Value: x Variance: xxx Variance %: Comment: The note reflects stated remaining term as xxx months. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "This loan failed the revised loan estimate delivery date test (prior to consummation) due to revised LE dated 12/XX/2020. . Document tracker is missing and 3 business days were added to get receipt date 12/XX/2020 which is on the initial CD delivery date 12/XX/2020. Loan fails qualified mortgage lending policy points and fees test due to Fees charged $9,095.00. Exceeds fees threshold of $7,420.16. Over by +$1,674.84. The below fees were included in the test: Mortgage Broker Fee (Indirect) $6,875.00 Points - Loan Discount Fee paid by Borrower: $2,220.00."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to Fees charged $9,095.00. Exceeds fees threshold of $7,420.16. Over by +$1,674.84.  The below fees were included in the test: Mortgage Broker Fee (Indirect) $6,875.00 Points - Loan Discount Fee paid by Borrower: $2,220.00"
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approve at 27.52%. Tape shows notes receivable income not guaranteed to continue. Unable to rely on documents in file and unable to calculate ATR."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
71492551	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other	$0.00	$6,777.31	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,671.92	2.750%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	794	Not Applicable	40.274%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the pro-title dated xx/XX/2022 reflects that the subject mortgage was originated on xx/XX/2021 in the amount of $xx with the lender MERS as nominee for xx Funding, A xx. No chain of assignment has been found. There is a prior mortgage active in the favor of xx & Trust in the amount of $xx recorded on xx/XX/2015. County annual taxes of 2021 have been paid in the amount of $6,777.31 on xx/XX/2021.	According to the seller's tape data as of xx/XX/2022, the borrower is current with the loan. The last payment received date is unavailable. The next due date for payment is xx/XX/2022. The P&I is in the amount of $1,671.92. The UPB reflected as per the tape data is in the amount of $xx.	xx:The loan is performing. According to the payment history as of xx/XX/2022, the borrower is current with the loan. The last payment received date is unavailable. The next due date for payment is xx/XX/2022. The P&I is in the amount of $1,671.92. The UPB reflected as per the payment history is in the amount of $xx.
At the time of origination, the borrower was working as xx Relationship in Hiscox from last 10 months. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	Field: Age of Loan Loan Value: x Tape Value: x |---| -x |----| -xxx.xxxxx% Comment: NA Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows FHA cannot be insured as it does not meet FHA 3 years seasoning requirements. The borrower must wait out the FHA`s minimum 3 years seasoning period."
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage insurance certificate is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
46678536	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,850.35	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,223.37	2.375%	360	xx	xx	VA	Fixed	Refinance	Unavailable	Unavailable	Streamline Refinance	Yes	xx	xx	Unavailable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Yes	Yes	No	809	782	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2022 shows that the subject mortgage was originated on xx/XX/2021 and was recorded on xx/XX/2021 in the amount of $xx, with MERS as nominee for xx., recorded with the Book/Page# 7715 / 2968.

The chain of assignment has been completed. The last assignment is with MERS as nominee for xx

There is a junior mortgage active against property in the favor of “xx Union”, which was originated on xx/XX/2021 and recorded on xx/XX/2021 in the amount of $xx with Book/Page# 7743 / 2252.

There are no prior year real estate delinquent taxes.	As per seller’s tape data payment history as of dated xx/XX/2021, the UPB is $xx. However, the payment history is missing, so unable to determine next due date, last payment received date, P&I and PITI.	xx:Unable to determine current status of the loan.
As per seller’s tape data payment history as of dated xx/XX/2021, the UPB is $xx. However, the payment history is missing, so unable to determine next due date, last payment received date, P&I and PITI.
Unable to determine RFD and occupancy of the property. xx-19 attestation is available in the loan file at location” xx ”.

As per the 1003, the borrower is working at “xx”, as a “xx” for 15.2 years. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Stated Maturity Date Loan Value: xx Tape Value: xx |---| xxxxx (Days) |----| Comment: updated as per review. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the veterans affairs IRRRL unpaid principal balance validation test. The loan is a VA interest rate reduction refinance loan (IRRRL), but the unpaid principal balance was not provided. The unpaid principal balance is necessary to correctly calculate the 1% of loan origination fee threshold for VA IRRRL loans."
* Loan does not conform to program guidelines (Lvl 3)     "Failed GNMA seasoning requirement.  Borrower had modification which restarted the 210 day seasoning clock."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan file."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
12981183	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,570.00	01/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$809.48	3.000%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	698	Not Applicable	44.880%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2022 shows that the subject mortgage was originated in the amount of $xx on xx/XX/2020 with the lender MERS as nominee for xx which was recorded on xx/XX/2020.
The chain of the assignment has been completed. The current assignment is with xx
No active judgments or liens have been found.
Taxes of 2021 have been paid in the amount of $2,570.00.	According to the payment history as of xx/XX/2022, the borrower is current with the loan and the last payment was received on xx/XX/2022 which was applied for xx/XX/2022 and the next due date for the payment is xx/XX/2022. The P&I is in the amount of $3,889.47 and PITI is in the amount of $4,531.46. The UPB reflected is in the amount of $xx.	xx:As per the review of the servicing comments, the current status of the loan is performing and the borrower is current with the loan and the last payment was received on xx/XX/2022 which was applied for xx/XX/2022 and the next due date for the payment is xx/XX/2022. The P&I is in the amount of $3,889.47 and PITI is in the amount of $4,531.46. The UPB reflected is in the amount of $xx.
The reason for default is unable to be determined.
No comments have been found regarding foreclosure in the latest servicing comments.
No comments have been found regarding bankruptcy in the latest servicing comments.
The subject property has been occupied by the owner.  Recent servicing comments do not reflect any damage pertaining to the subject property.
The borrower is working at xx as a xx for 11 years. xx:xx:xx	Not Applicable	Affiliated Business Disclosure Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| -xx.xxx% |----| -xx.xxxxx% Comment: As per final xxxx borrower income is $x,xxx.xx and total expenses is $x,xxx.xx. DTI is xx.xxx%. Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Change in Rate/Term Tape Value: No Cash-Out Variance: Variance %: Comment: Final application reflects change in rate/term. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan failed compliance ease delivery and timing test for initial LE dated 10/XX/2020 document tracker is missing and 3 business days were added to get receipt date 10/XX/2020. Which is not within 3 business days from initial application date 10/XX/2020."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3)     "TRID tolerance test is incomplete due to initial CD is missing from loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "Affiliated business disclosure is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 44.880%. Seller tape reflects income miscalculation may push DTI to over 68%. Further details not provided. Unable to rely on docs in file and unable to calc ATR."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
10167295	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,509.10	01/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,365.21	3.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	674	Not Applicable	44.825%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2022 shows that the subject mortgage was originated in the amount of $xx on xx/XX/2021 with the lender MERS as nominee for xx which was recorded on xx/XX/2021.
The chain of the assignment has been completed. The current assignment is with xx
No active judgments or liens have been found.
Taxes of 2021 have been paid in the amount of $3,509.10.	According to the payment history as of xx/XX/2022, the borrower is current with the loan and the last payment was received on xx/XX/2022 which was applied for xx/XX/2022 and the next due date for the payment is xx/XX/2022. The P&I is in the amount of $2,365.21 and PITI is in the amount of $2,980.27. The UPB reflected is in the amount of $xx.	xx:As per the review of the servicing comments, the current status of the loan is performing and the borrower is current with the loan and the last payment was received on xx/XX/2022 which was applied for xx/XX/2022 and the next due date for the payment is xx/XX/2022. The P&I is in the amount of $2,365.21 and PITI is in the amount of $2,980.27. The UPB reflected is in the amount of $xx.
The reason for default is unable to be determined.
No comments have been found regarding foreclosure in the latest servicing comments.
No comments have been found regarding bankruptcy in the latest servicing comments.
The subject property has been occupied by the owner.  Recent servicing comments do not reflect any damage pertaining to the subject property.
																																																																																	The borrower is working at xx as a xx for 14 years and 9 months. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock		4: Unacceptable	* Loan does not conform to program guidelines (Lvl 4) "Tape shows BWR is on GSE exclusionary list and ineligible for financing. Reasons not provided but elevated for client review. PMI may be rescinded."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan file."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45% as the borrower’s income is $6,846.49 and total expenses are in the amount of $3,068.94 and the loan was underwritten by AUS/LP xx & its recommendation is “Accept” and DTI is showing in it as 45%."		Minimal	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
52981665	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,567.97	01/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,115.05	3.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	High Rise Condo (>=9 Stories)	xx	xx	Secondary	Yes	Yes	Yes	789	Not Applicable	41.514%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2022 shows that the subject mortgage was originated in the amount of $xx on xx/XX/2021 with the lender MERS as nominee for xx Corporation which was recorded on xx/XX/2021.
The chain of the assignment has been completed. The current assignment is with xx active judgments or liens have been found.
Taxes of 2021 have been paid in the amount of $2,567.97.	According to the payment history as of xx/XX/2022, the borrower is current with the loan and the last payment was received on xx/XX/2022 which was applied for xx/XX/2022 and the next due date for the payment is xx/XX/2022. The P&I is in the amount of $1,105.05 and PITI is in the amount of $1,324.52. The UPB reflected is in the amount of $xx.	xx:As per the review of the servicing comments, the current status of the loan is performing and the borrower is current with the loan and the last payment was received on xx/XX/2022 which was applied for xx/XX/2022 and the next due date for the payment is xx/XX/2022. The P&I is in the amount of $1,105.05 and PITI is in the amount of $1,324.52. The UPB reflected is in the amount of $xx.
The reason for default is unable to be determined.
No comments have been found regarding foreclosure in the latest servicing comments.
No comments have been found regarding bankruptcy in the latest servicing comments.
The subject property has been occupied by the owner.  Recent servicing comments do not reflect any damage pertaining to the subject property.
The borrower is working at xx as a for 15 years. xx:xx:xx	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| -x.xxx% |----| -x.xxxxx% Comment: The borrower's monthly income is $xx after subject loan the proposed amount $xxxx.xx and total non-housing Payments is $x,xxx.xx. Hence, the calculated DTI ratio is xx.xxx%. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: x/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: xxx (Days)   Variance %:    Comment: The note reflects the first payment date as x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xx (Days)   Variance %:    Comment: The note reflects the original note doc date as x/XX/xxxx.   Tape Source: Initial   Tape Type:
																																																																																				Field: Subject Property Type Loan Value: High Rise Condo (>=x Stories) Tape Value: Low Rise Condo (x-x Stories) Variance: Variance %: Comment: Appraisal reflects High Rise Condo (>-x Stories). Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Subject approved as secondary. Tape shows, Fannie has an overlay for second home condos in Florida limiting the LTV to 70% however this loan was closed at 75%. Elevated for client review."			Minimal	Not Covered	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
13833331	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$3,120.02	$12,480.10	01/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,211.62	4.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Investor	Yes	Yes	No	712	Not Applicable	47.030%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2022 shows that the subject mortgage was originated in the amount of $xx on xx/XX/2020 with the lender MERS as nominee for Finance of xx LLC which was recorded on xx/XX/2020.
The chain of the assignment has been completed. The current assignment is with Finance of xx LLC.
There is a state tax lien in the favor of county of xx and State of xx in the amount of $4,500.00 which was recorded on xx/XX/2012.
Taxes of 2021 have been paid in the amount of $xx.
Utility charges of 2021 have been delinquent in the amount of $369.48 which was due on xx/XX/2021 and good through till xx/XX/2022.
Taxes of 2022 have been delinquent in the amount of $3,120.03 which was due on xx/XX/2022 and good through till xx/XX/2022.
Taxes of 2022 are due in the amount of $3,120.02 on xx/XX/2022.	According to the payment history as of xx/XX/2022, the borrower is current with the loan and the last payment was received on xx/XX/2022 which was applied for xx/XX/2022 and the next due date for the payment is xx/XX/2022. The P&I is in the amount of $1,211.62 and PITI is in the amount of $2,715.38. The UPB reflected is in the amount of $xx.	xx:As per the review of the servicing comments, the current status of the loan is performing and the borrower is current with the loan and the last payment was received on xx/XX/2022 which was applied for xx/XX/2022 and the next due date for the payment is xx/XX/2022. The P&I is in the amount of $1,211.62 and PITI is in the amount of $2,715.38. The UPB reflected is in the amount of $xx.
The reason for default is unable to be determined.
No comments have been found regarding foreclosure in the latest servicing comments.
No comments have been found regarding bankruptcy in the latest servicing comments.
The subject property has been occupied by the owner.  Recent servicing comments do not reflect any damage pertaining to the subject property.
The borrower is working at xx as a xx for 30 years. xx:xx:xx	Not Applicable	Field: Age of Loan Loan Value: xx Tape Value: xx |---| -x |----| -xx.xxxxx% Comment: xx. Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: "Collateral Value used for Underwriting: $xx Amount of Secondary Lien(s): $xx.xx Loan Amount: $xx CLTV = xx.xxx%."   Tape Source: Initial   Tape Type:
																																																																																				Field: Original Standard LTV (OLTV) Loan Value: xx% Tape Value: xx% Variance: -xx% Variance %: -xx% Comment: "Collateral Value used for Underwriting: $xx. Loan Amount: $xx CLTV = xx%." Tape Source: Initial Tape Type:	4: Unacceptable	* DSCR is less than 1.00 (Lvl 4) "Net operating income is $xx and annual payments (Debt Service) is $xx and there debt service cover ratio (DSCR) is 0.91 which is less than 1."	* Loan does not conform to program guidelines (Lvl 3) "Subject is NOO. Tape shows borrower was not employed at time of closing."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
41967761	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$900.19	2.250%	360	xx	xx	VA	Fixed	Cash Out	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	774	Not Applicable	32.222%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2022 shows that the subject mortgage was originated in the amount of $xx on xx/XX/2021 with the lender MERS as nominee for xx. which was recorded on xx/XX/2021.
The chain of the assignment has been completed. The current assignment is with xx Corporation.
No active judgments or liens have been found.
No prior year delinquent taxes have been found.	As per payment history tape data as of xx/XX/2022, the next due date for the payment is xx/XX/2022. The UPB reflected in the tape is in the amount of $xx.	xx:The current status of the loan is performing.
No further details have been found regarding foreclosure and bankruptcy.
The subject property has been occupied by the owner.
As per payment history tape data as of xx/XX/2022, the next due date for the payment is xx/XX/2022. The UPB reflected in the tape is in the amount of $xx.
Unable to confirm employment details at origination based on the available documents and collection comments. xx:xx:xx	Not Applicable	Credit Application Initial 1003_Application Missing or error on the Rate Lock	Field: Age of Loan Loan Value: x Tape Value: x |---| -x |----| -xx.xxxxx% Comment: As per Tape data, age of loan is x. However it reflects x. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: As per Tape data, Post Close DTI is xx.xxx%. However Final Application documents reflect as xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx  Variance:    Variance %:    Comment: As per tape data, Borrower last name is xx. However note document reflects as Dewees.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: As per Tape data, Post Close Housing Ratio is xx.xxx%. However Final Application documents reflect as xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: $xxxxxx.xx   Tape Value: $xxxxxx.xx   Variance: $-xxxxx.xx   Variance %: -x.xxxxx%   Comment: As per Tape data, Appraisal value is $xx. However Appraisal documents reflects as $xx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx%   Tape Value: xx%   Variance: xx%   Variance %: xx%   Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. CLTV =xx%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -x (Days)   Variance %:    Comment: As per Tape data, Note Date is xx/XX/xxxx. However Note documents reflect as xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx% Tape Value: xxx% Variance: xx% Variance %: xxx% Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. LTV =xx% Tape Source: Initial Tape Type:	3: Curable	* Application Missing (Lvl 3) "Final application hand signed by borrower is missing from the loan documents."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "This loan failed the Pennsylvania license validation test due to The Pennsylvania HB 2179 requires non-exempt mortgage lenders engaged in the business of making mortgage loans to be licensed, effective November 5th, 2008.
The Pennsylvania Mortgage Lender License and Pennsylvania Exemption Letter (Mortgage Act) are not available for loans with a closing date before November 5th, 2008. Additionally, the Pennsylvania First Mortgage Banker License, Pennsylvania Secondary
Mortgage Loan License, Pennsylvania Unlicensed (Subordinate Lien), and Pennsylvania Exemption Letter are not available for loans with a closing date on or after January 1st, 2009."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed TRID tolerance test charges that cannot increase 0% and charges that in total cannot increase more than 10% test due to loan failed Initial LE estimate delivery and timing test. Initial LE dated 06/XX/2021 and borrower hand signed on 06/XX/2021 which is more than 3 business days from initial application date 06/XX/2021."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape shows, there should be waiting period or gap between of 210 days first payment date of existing mortgage which is getting paid off and between closing of our new subject loans. In this loan the waiting period is not satisfied."
* Missing Initial 1003_Application (Lvl 3)     "Initial application signed by loan originator is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Not Applicable	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
64094423	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,072.64	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$695.03	2.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Secondary	Yes	Yes	Yes	796	803	31.962%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 with lender MERS as nominee for xx Corporation and recorded on xx/XX/2021 for the amount of $xx.
There are no active liens and judgments against the borrower.
Annual county taxes for the year 2021 have been paid for the amount of $2072.64. No prior year tax delinquency has been found.	According to the payment history as of dated xx/XX/2022, the borrower is regular with the payment and the next due date per tape is xx/XX/2022. The last payment received date is unable to be determined as the PH is missing. The P&I is $695.21 with an interest rate of 2.750% and PITI is $953.24. The current UPB is reflected in PH tape for the amount of $xx.	xx:The current status of the loan is performing. According to the payment history as of dated xx/XX/2022, the borrower is regular with the payment and the next due date per tape is xx/XX/2022. The last payment received date is unable to be determined as the PH is missing. The P&I is $695.21 with an interest rate of 2.750% and PITI is $953.24. The current UPB is reflected in PH tape for the amount of $xx. No comments have been found regarding the foreclosure and bankruptcy. The occupancy is unable to be determined. Also, no comments have been found regarding the income impacted due to covid-19.The borrower is Principal of xx since last 24 years. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| -x.xxx% |----| -x.xxxxx% Comment: DTI is xx.xxx%. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Property address street as xx. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 02/XX/2021 reflects Appraisal fee at $550.00. However, CD dated 03/XX/2021 reflects Appraisal fee at $700.00. This is an increase in fee of $150.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape reflects Fannie does not believe that this is a warrantable condo which we believe is incorrect. They are contending the commercial space in the building exceeds the limit even though we have documentation showing the commercial space at less than 1%. The borrower on this loan has a 25 year job as a principle of High School and co-borrower has a 15 year job as a xx. In addition the co-borrower’s mother is on the loan and has reserves in excess of $xx. Review of appraisal shows notation that subject only has 1% commercial space and does not appear to be a condotel."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement is missing from the loan documents."
																																																																																							* Missing Required Disclosures (Lvl 3) "Home loan toolkit disclosure is missing from the loan file."			Moderate	Not Covered	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
420882	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,792.78	01/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$771.08	3.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Secondary	Yes	Yes	No	751	766	23.604%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2022 shows that the subject mortgage was originated in the amount of $xx on xx/XX/2021 with the lender MERS as nominee for xx, LLC which was recorded on xx/XX/2021.
The chain of the assignment has been completed. The current assignment is with xx, LLC.
No active judgments or liens have been found.
Taxes of 2021 have been paid in the amount of $1,792.78.	According to the payment history as of xx/XX/2022, the borrower is current with the loan and the last payment was received on xx/XX/2022 which was applied for xx/XX/2022 and the next due date for the payment is xx/XX/2022. The P&I is in the amount of $771.08 and PITI is in the amount of $931.48. The UPB reflected is in the amount of $xx.	xx:As per the review of the servicing comments, the current status of the loan is performing and the borrower is current with the loan and the last payment was received on xx/XX/2022 which was applied for xx/XX/2022 and the next due date for the payment is xx/XX/2022. The P&I is in the amount of $771.08 and PITI is in the amount of $931.48. The UPB reflected is in the amount of $xx.
The reason for default is unable to be determined.
No comments have been found regarding foreclosure in the latest servicing comments.
No comments have been found regarding bankruptcy in the latest servicing comments.
The subject property has been occupied by the owner.  Recent servicing comments do not reflect any damage pertaining to the subject property.
The borrower is working at xx as a xx for 40 years. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Borrower Last Name Loan Value: xx Tape Value: xx |---| |----| Comment: xx. Tape Source: Initial Tape Type:
																																																																																				Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: xx. Tape Source: Initial Tape Type:	4: Unacceptable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 4) "This loan failed the initial closing disclosure delivery date test due to the initial closing disclosure receipt date is provided and the initial closing disclosure receipt date (03/XX/2021) is less than three business days before the consummation date (03/XX/2021)"	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."	* Settlement date is different from note date (Lvl 2) "Final CD reflects closing date as 03/XX/2021. Notary's signature date on the mortgage/deed of trust is xx. Note date is xx."		Elevated	Not Covered	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
82608924	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$837.35	01/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$719.80	4.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	700	Not Applicable	33.321%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2022 shows that the subject mortgage was originated on xx/XX/2021 and was recorded on xx/XX/2021 in the amount of $xx, with MERS as nominee for xx, LLC., recorded with the Instrument xx.

The chain of assignment has been completed. The last assignment is with MERS as nominee for xx, LLC.

No active liens and judgments have been found against borrower and property.

There are no prior year real estate delinquent taxes.	According to the payment history as of xx/XX/2022, the borrower is current with the loan. The last payment was received on xx/XX/2022, which was applied for the due date of xx/XX/2022 and the next due date for payment is xx/XX/2022.The P&I is in the amount of $719.80 and PITI is in the amount of $906.47. The UPB reflected as per the payment history is in the amount of $xx.	xx:The current status of the loan is performing.
 According to the payment history as of xx/XX/2022, the borrower is current with the loan. The last payment was received on xx/XX/2022,which was applied for the due date of xx/XX/2022 and the next due date for payment is xx/XX/2022.The P&I is in the amount of $719.80 and PITI is in the amount of $906.47. The UPB reflected as per the payment history is in the amount of $xx.
The subject property has been occupied by the owner. The borrower's intention is to keep the property.
No evidence has been found regarding bankruptcy and foreclosure.
As per the review of collection comments, the subject property is in good condition. No evidence of damage or repairs has been found.
No evidence has been found regarding COVID-19.
																																																																																	As per the 1003, the borrower is working at “xx ”, as a “xx” for 16.00 years. xx:xx:xx	Not Applicable		Field: Borrower Last Name Loan Value: xx Tape Value: xx |---| |----| Comment: The Note dated xx and signed at closing, reflects the Borrower's last Name as xx. Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "Subject approved as NOO but loan was repurchased over BWR immigration status. Elevating for client review as BWR may not be legal in the states and NOO would pose additional risk."	* Loan does not conform to program guidelines (Lvl 3) "Provided seller’s tape is showing an alert that the subject property is a NOO. JPM will not purchase this loan. Neither FHMA nor FHLMC allow C10 EAD status and there is no indication on the USCIS site that the borrower applied for any other residency status."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
98463892	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,011.75	01/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,650.30	3.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	695	Not Applicable	39.481%	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2022 shows that the subject mortgage was originated in the amount of $xx on xx/XX/2021 with the lender MERS as nominee for xx, LLC which was recorded on xx/XX/2021.
The chain of the assignment has been completed. The current assignment is with xx, LLC.
No active judgments or liens have been found.
Taxes of 2021/2022 have been paid in the amount of $1,510.90.
Taxes of 2021/2022 are due in the amount of $500.85 on xx/XX/2022.	According to the payment history as of xx/XX/2022, the borrower is current with the loan and the last payment was received on xx/XX/2022 which was applied for xx/XX/2022 and the next due date for the payment is xx/XX/2022. The P&I is in the amount of $1,650.30 and PITI is in the amount of $1,920.03. The UPB reflected is in the amount of $xx.	xx:As per the review of the servicing comments, the current status of the loan is performing and the borrower is current with the loan and the last payment was received on xx/XX/2022 which was applied for xx/XX/2022 and the next due date for the payment is xx/XX/2022. The P&I is in the amount of $1,650.30 and PITI is in the amount of $1,920.03. The UPB reflected is in the amount of $xx.
The reason for default is unable to be determined.
No comments have been found regarding foreclosure in the latest servicing comments.
No comments have been found regarding bankruptcy in the latest servicing comments.
The subject property has been occupied by the owner.  Recent servicing comments do not reflect any damage pertaining to the subject property.
The borrower is working at xx as an xx for 5 years. xx:xx:xx	Not Applicable	Appraisal (Incomplete)	Field: Borrower Last Name Loan Value: xx Tape Value:xx |---| |----| Comment: As Per tape data, borrower last name is xx. However note documents reflect xx. Tape Source: Initial Tape Type:
																																																																																				Field: Original Note Doc Date Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx Variance: -x (Days) Variance %: Comment: As per tape data, Note Date is xx/XX/xxxx.However Note documents reflects as xx/XX/xx. Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "Subject appraisal, tape and repurchase reason show appraisal as C5 (need for significant repairs). Appraisal does not describe material need for improvements which differs from C5 grade by subject appraiser. Pictures were not entirely clear to assess damage. Elevated for client review."	* Loan does not conform to program guidelines (Lvl 3) "Seller tape shows defect as "The loan is not saleable due to being a condition C5 per the appraisal. FHLMC finds a C5 ineligible however the file only contains a valid LPA, DU is a REFER. FNMA will not accept LPA findings, FICO does not meet manual UW guides or FNMA.""	* Settlement date is different from note date (Lvl 2) "Final CD reflects closing date as 09/XX/2021. Notary's signature date on the Mortgage/Deed of Trust is xx. Note date is xx."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
71249649	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$260.48	01/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,416.89	4.500%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	685	Not Applicable	44.028%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Review of updated title report dated xx/XX/2022 shows that the subject mortgage was originated on xx/XX/2020 and recorded on xx/XX/2020 for the amount $xx held by xx, LLC.

The chain of assignment is complete. The last assignment is with “xx, LLC”.

No active judgments or liens have been found.

No delinquent taxes have been found for the prior year.	Review of payment history as of xx/XX/2022 shows that the borrower is current with the loan. The next due date is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $2,416.89 with interest rate 4.500 % which was applied for the due date xx/XX/2022. The current UPB as of the date is $xx.	xx:The current status of the loan is performing.
Review of payment history as of xx/XX/2022 shows that the borrower is current with the loan. The next due date is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $2,416.89 with interest rate 4.500 % which was applied for the due date xx/XX/2022. The current UPB as of the date is $xx.
No foreclosure and bankruptcy evidence has been found.
As per collection comment dated xx/XX/2021, the RFD is illness of family member.
The subject property is owner occupied. No damage or repairs have been found.
The borrower is working at xx as xx from 192 months. xx:xx:xx	Tape shows final construction draw was not completed and missing mod to complete construction to perm.	Appraisal (Incomplete)	Field: Borrower Last Name Loan Value: xx Tape Value: xx |---| |----| Comment: The Note dated xx and signed at closing, reflects the Borrower's Last Name as xx. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xxx (Days)   Variance %:    Comment: The Note reflects the First Payment Date as x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx  Tape Value: xx  Variance:    Variance %:    Comment: The Note signed on xx reflects the property address as xx.   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Maturity Date Loan Value: Unavailable Tape Value: xx/XX/xxxx Variance: Variance %: Comment: The Note reflects the Maturity Date as xx/XX/xxxx. Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "The subject loan is a construction to permanent. Provided copy of appraisal report in the loan file is '"subject to completion." However, the copy of appraisal 1004D update/completion report is missing from loan file. Provided final CD in the loan file is not showing any escrow holdback. Appraisal in file only shows pictures of land pre-construction. Elevated for client review."	* Loan does not conform to program guidelines (Lvl 3) "Provided seller’s tape is showing an alert that the subject loan is a C2P loan that has exceeded the timeframe from delivery to FNMA (Note date is 2/XX/2020) and the servicer is just finishing up the final draw and will still need to modify the loan."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "CE risk indicator is "elevated" since the loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.03% as the borrower’s income is $9,883.47 and total expenses are in the amount of $4,351.54 and the loan was underwritten by AUS/DU xx & its recommendation is “Approve/Eligible” and DTI is showing in it as 44.03%."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
92092618	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$7,018.37	01/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,542.69	3.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	Other	xx	30.000%	Not Applicable	3 Family	xx	xx	Primary	Yes	Yes	No	754	691	41.580%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 with lender MERS as nominee for xx, Inc and recorded on xx/XX/2021 for the amount of $xx.
The chain of assignment has not been completed. No latest assignment has been found.
There is real estate lien recorded on xx/XX/2021 for the amount of $3873.78 in the favor of xx, Commonwealth of xx.
Town taxes for the year 2022 have been paid for the amount of $7018.37. No prior year tax delinquency has been found.	According to the payment history as of dated xx/XX/2022, the borrower is regular with the payment and the next due date is xx/XX/2022. The last payment was received on xx/XX/2022 for the amount of $3542.58xx. The monthly P&I is in the amount of $2542.69 with an interest rate of 3.250%. The current UPB is reflected in PH for the amount of $xx.	xx:The current status of the loan is performing. According to the payment history as of dated xx/XX/2022, the borrower is regular with the payment and the next due date is xx/XX/2022. The last payment was received on xx/XX/2022 for the amount of $3542.58xx. The monthly P&I is in the amount of $2542.69 with an interest rate of 3.250%. The current UPB is reflected in PH for the amount of $xx. No comments have been found regarding the foreclosure and bankruptcy. The subject property is owner-occupied and is in average condition. No comments have been found regarding the income impacted due to covid-19. The borrower is working as xx in Staples since 1 month. xx:xx:xx	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Age of Loan Loan Value: x Tape Value: x |---| -x |----| -xx.xxxxx% Comment: NA. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Tape shows, borrower DTI ratio is xx.xxx%. However, Final application reflects it as xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate) Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: -x.xxx% Variance %: -x.xxxxx% Comment: Tape shows Housing ratio per U/W is xx.xxx%. However, application reflects it as xx.xxx%. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Market condition addendum is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape shows, the subject property is non salable because the loan was closed with an incorrect appraised value on AUS. However, LTV raises upto 97.00% and its recommendation is approve/ineligible."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
57467230	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other	$1,072.40	$3,929.69	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,071.67	2.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	665	Not Applicable	44.962%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 with the lender MERS as nominee for xx, Inc and recorded on xx/XX/2021 for the amount of $xx.
The chain of assignment has not been completed. No latest assignment has been found.
There are 2 real estate liens against the subject property. The first was recorded on xx/XX/1999 for the amount of $301.00.The second was recorded on xx/XX/2021 for the amount of $779.79.
Taxes for the year 2022 have been paid for the amount of $3929.69. However, the 3rd installment of town taxes was due on xx/XX/2022 and good through as xx/XX/2022 for the amount of $1072.40.	According to the payment history as of dated xx/XX/2022, the borrower is regular with the payment and the next due date is xx/XX/2022. The last payment was received on xx/XX/2021 for the amount of $1430.00. The monthly P&I is in the amount of $1071.67 with an interest rate of 2.875%. The current UPB is reflected in PH for the amount of $xx.	xx:The current status of the loan is performing. According to the payment history as of dated xx/XX/2022, the borrower is regular with the payment and the next due date is xx/XX/2022. The last payment was received on xx/XX/2021 for the amount of $1428.54xx. The monthly P&I is in the amount of $1071.67 with an interest rate of 2.875%. The current UPB is reflected in PH for the amount of $xx. No comments have been found regarding the foreclosure and bankruptcy. The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. No comments have been found regarding the income impacted due to covid-19. The borrower working as xx in City of xx since 6 months. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: x Tape Value: x |---| -x |----| -xx.xxxxx% Comment: Note document reflect Age of loan as x. Tape Source: Initial Tape Type:
Field: Borrower First Name Loan Value: xx Tape Value: xx Variance: Variance %: Comment: The Note dated xx and signed at closing, reflects the Borrower's First Name as xx. Tape Source: Initial Tape Type:	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.962%, the borrower's income is $3,177.20 and total expenses are in the amount of $1,428.54 and the loan was underwritten by LP (Locatoxx) and its recommendation is “Caution” with a DTI of 45%."	* Loan does not conform to program guidelines (Lvl 3) "Seller tape show AUS recommendation reflects caution."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
67791442	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,612.00	01/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$909.32	3.500%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	715	Not Applicable	44.523%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2022 shows that the subject mortgage was originated in the amount of $xx on xx/XX/2021 with the lender MERS as nominee for xx which was recorded on xx/XX/2021.
The chain of the assignment has been completed. The current assignment is with xx
No active judgments or liens have been found.
Taxes of 2021 have been paid in the amount of $2,612.00.	According to the payment history as of xx/XX/2022, the borrower is current with the loan and the last payment was received on xx/XX/2022 which was applied for xx/XX/2022 and the next due date for the payment is xx/XX/2022. The P&I is in the amount of $909.32 and PITI is in the amount of $1,152.37. The UPB reflected is in the amount of $xx.	xx:As per the review of the servicing comments, the current status of the loan is performing and the borrower is current with the loan and the last payment was received on xx/XX/2022 which was applied for xx/XX/2022 and the next due date for the payment is xx/XX/2022. The P&I is in the amount of $909.32 and PITI is in the amount of $1,152.37. The UPB reflected is in the amount of $xx.
The reason for default is unable to be determined.
No comments have been found regarding foreclosure in the latest servicing comments.
No comments have been found regarding bankruptcy in the latest servicing comments.
The subject property has been occupied by the owner.  Recent servicing comments do not reflect any damage pertaining to the subject property.
The borrower is working at xx as an xx for 9 years and 3 months. xx:xx:xx	Not Applicable	Field: Age of Loan Loan Value: x Tape Value: x |---| -x |----| -xx.xxxxx% Comment: x. Tape Source: Initial Tape Type:
Field: Original Note Doc Date Loan Value: xx/XX/xxxx Tape Value: xx/XX/xxxx Variance: -x (Days) Variance %: Comment: As per note doc note date is xx/XX/xxxx. Tape Source: Initial Tape Type:	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.253%, the borrower’s income is $4,317.41 and total expenses are in the amount of $1,922.25 and the loan was underwritten by LP (Locatorxx) and its recommendation is Accept/Ineligible with a DTI of 45.00%."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan fails complianceease delivery and timing test initial loan estimate dated 09/XX/2021. Document is electronically signed by borrower on 09/XX/2021 which is not within 3 business days from initial application date 09/XX/2021."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan fails complianceease charges that cannot increase test and charges that cannot increase more than 10% due to loan failed initial loan estimate delivery and timing test."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "As per seller tape data, cash out determination error on AUS Lost PIW value w/post close appraisal >80 LTV ineligible for cash out refinance."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
78368402	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,590.63	01/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,485.91	2.875%	360	xx	xx	VA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	747	655	57.870%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2022 shows that the subject mortgage was originated in the amount of $xx on xx/XX/2021 with the lender MERS as nominee for xx which was recorded on xx/XX/2021.
The chain of the assignment has been completed. The current assignment is with xx
No active judgments or liens have been found.
Taxes of 2021 have been paid in the amount of $6,590.63.	According to the payment history as of xx/XX/2022, the borrower is current with the loan and the last payment was received on xx/XX/2022 which was applied for xx/XX/2022 and the next due date for the payment is xx/XX/2022. The P&I is in the amount of $1,485.91 and PITI is in the amount of $2,098.30. The UPB reflected is in the amount of $xx.	xx:As per the review of the servicing comments, the current status of the loan is performing and the borrower is current with the loan and the last payment was received on xx/XX/2022 which was applied for xx/XX/2022 and the next due date for the payment is xx/XX/2022. The P&I is in the amount of $1,485.91 and PITI is in the amount of $2,098.30. The UPB reflected is in the amount of $xx.
The reason for default is unable to be determined.
No comments have been found regarding foreclosure in the latest servicing comments.
No comments have been found regarding bankruptcy in the latest servicing comments.
The subject property has been occupied by the owner.  Recent servicing comments do not reflect any damage pertaining to the subject property.
The borrower is working at xx as an xx for 8 years and 4 months. xx:xx:xx	Not Applicable	Mortgage Insurance	Field: Age of Loan Loan Value: x Tape Value: x |---| -x |----| -xx.xxxxx% Comment: Age of loan is x. Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xx  Tape Value: xx   Variance:    Variance %:    Comment: Borrower last name is xx.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Number Of Units   Loan Value: x   Tape Value: x   Variance: -x   Variance %: -xx.xxxxx%   Comment: Number of units is x   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Original CLTV ratio percent is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: -x (Days)   Variance %:    Comment: Original Note doc date is xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value:xx% Tape Value: xx% Variance:xx% Variance %: xx% Comment: Original standard LTV is xx.xxx%. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "This loan failed the initial loan estimate delivery date test due to Initial Loan Estimate is dated 10/XX/2021 and electronically signed on 10/XX/2021 which is more than 3 business days from the application date 10/XX/2021."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test.  Loan estimate dated 10/XX/2021 does not reflect VA Funding Fee due to Initial LE dated 10/XX/2021 which is digitally received on 10/XX/2021 which is more than 3 business days from initial application date 10/XX/2021."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows $0 entitlement for VA guaranty."
* MI, FHA or MIC missing and required (Lvl 3)     "VA Guaranty Certificate is missing from the loan documents."
* Missing Required Disclosures (Lvl 3) "Home loan toolkit disclosure is missing from the loan file."	* Cash out purchase (Lvl 2) "The subject loan is purchase case. However Final CD dated 11/XX/2021 reflects cash to in the amount of $xx."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 57.87% as the borrower's income is $xx and total expenses are in the amount of $6,262.13 and the loan was underwritten by DU xx and its recommendation is “Approve/Eligible” with 57.87%."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
85103821	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$2,048.30	$7,450.81	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,109.22	4.500%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	692	622	41.524%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 with lender MERS as nominee for xx, Inc and recorded on xx/XX/2021 for the amount of $xx.
There are no active liens and judgments against the borrower.
Town taxes for the year 2022 have been paid for the amount of $7450.81.However, the 3rd installment of town taxes for the year 2022 is delinquent for the amount of $2048.30 which was due on xx/XX/2022 and good through as xx/XX/2022.	According to the payment history as of dated xx/XX/2022, the borrower is regular with the payment and the next due date is xx/XX/2022. The P&I is in the amount of $ $4,109.21 and PITI is in the amount of $ $4,109.21. The current UPB is reflected in PH for the amount of$xx.	xx:The current status of the loan is performing. According to the payment history as of dated xx/XX/2022, the borrower is regular with the payment and the next due date is xx/XX/2022. The last payment was received on xx/XX/2021 for the amount of $499.95 with an interest rate of 4.500%. The current UPB is reflected in PH for the amount of $xx.
No comments have been found regarding the foreclosure and bankruptcy. The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. Also, no comments have been found regarding the income impacted due to covid-19. The borrower is working as Teacher at xx for last 6 years. xx:xx:xx	Not Applicable	Field: Age of Loan Loan Value: x Tape Value: x |---| -x |----| -xxx.xxxxx% Comment: NA Tape Source: Initial Tape Type:
																																																																																				Field: Original Note Doc Date Loan Value: xx/XX/xxxx Tape Value: xx/XX/xxxx Variance: -x (Days) Variance %: Comment: NA Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Provided seller’s tape is showing an alert that the subject loan is a non-saleable since it was closed over 2022 HB loan limits. The FICO score is 622 and the LTV is 70%."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
79704583	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$885.67	01/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$288.78	3.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	772	Not Applicable	21.833%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2022 shows that the subject mortgage was originated in the amount of $xx on xx/XX/2021 with the lender MERS as nominee for SWBC xx. which was recorded on xx/XX/2021.
The chain of the assignment has been completed. The current assignment is with SWBC xx.
No active judgments or liens have been found.
Taxes of 2020 have been paid in the amount of $885.67.	According to the payment history as of xx/XX/2021, the borrower is current with the loan and the last payment was received on xx/XX/2022 which was applied for xx/XX/2022 and the next due date for the payment is xx/XX/2022. The P&I is in the amount of $288.78 and PITI is in the amount of $486.42. The UPB reflected is in the amount of $xx.	xx:As per the review of the servicing comments, currently, the loan is in performing and the borrower is current with the loan and the last payment was received on xx/XX/2022 which was applied for xx/XX/2022 and the next due date for the payment is xx/XX/2022. The P&I is in the amount of $288.78 and PITI is in the amount of $486.42. The UPB reflected is in the amount of $xx.
The reason for default is unable to be determined.
No comments have been found regarding foreclosure in the latest servicing comments.
No comments have been found regarding bankruptcy in the latest servicing comments.
The subject property has been occupied by the owner.  Recent servicing comments do not reflect any damage pertaining to the subject property.
The borrower is working at xxas an xx for 20 years. xx:xx:xx	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock Notice of Servicing Transfer	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "Subject appraisal is as is but tape and appraisal show condition as C5 needing substantial improvements. Review of appraisal shows interior in poor condition. Elevated for client review"	* ComplianceEase Exceptions Test Failed (Lvl 3) "1. This loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

2. This loan failed the closing or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date)."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan failed the charges that cannot increase test. Missing valid COC for a total fee increased of $121.90 on final CD dated 08/XX/2021. There is a total fee increased of $121.90 for a non-shoppable fee which exceeded the 0% tolerance for non-shoppable fees."
* Loan does not conform to program guidelines (Lvl 3)     "Provided seller’s tape is showing an alert that the GSE is not eligible since the appraisal is a C5."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement is missing from the loan file."
																																																																																							* Notice of Servicing Transfer missing or unexecuted (Lvl 3) "Notice of servicing transfer disclosure is missing from the loan file."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
69295128	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,472.05	01/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,232.28	2.750%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	788	Not Applicable	37.946%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 and recorded on xx/XX/2021, in the amount of $xx, with MERS as nominee for xx, with Instrument#xx.

The chain of assignment has been completed. Currently, the assignment is with MERS as nominee for xx

No active judgments or liens have been found against the borrower.

Annual county taxes of 2021 have been paid on xx/XX/2021 in the amount of $6,944.10.	According to the payment history as of xx/XX/2022, the last payment was received on xx/XX/2022 which was applied for the due date of xx/XX/2022 and the next due date for payment is xx/XX/2022. The P&I is in the amount of $1,232.28 and PITI is in the amount of $1,773.16. The UPB reflected as per the payment history is in the amount of $xx.	xx:The current status of the loan is performing.
According to the payment history as of xx/XX/2022, the last payment was received on xx/XX/2022 which was applied for the due date of xx/XX/2022 and the next due date for payment is xx/XX/2022. The P&I is in the amount of $1,232.28 and PITI is in the amount of $1,773.16. The UPB reflected as per the payment history is in the amount of $xx.
As per the 1003, currently the borrower is retired for 2.0 years. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: x Tape Value: x |---| -x |----| -xxx.xxxxx% Comment: NA Tape Source: Initial Tape Type:
Field: Original Appraisal Date   Loan Value: Not Applicable   Tape Value: x/XX/xxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: -x (Days)   Variance %:    Comment: Original note reflects stated original note doc date as xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Change in Rate/Term Tape Value: No Cash-Out Variance: Variance %: Comment: Final application reflects purpose of refinance per application as change in rate/term. Tape Source: Initial Tape Type:	3: Curable	* Final Application Incomplete (Lvl 3) "Final loan application is incomplete. Lender loan information is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows PIW lost - SD only."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
5773915	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,210.72	02/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,384.48	2.750%	360	xx	xx	FHA	Fixed	Refinance	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	623	Not Applicable	39.264%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2022 shows that the subject mortgage was originated in the amount of $xx on xx/XX/2021 with the lender MERS as nominee for xx which was recorded on xx/XX/2021.
The chain of the assignment has been completed. The current assignment is with xx, dba xx Funding.
No active judgments or liens have been found.
Taxes of 2021/2022 have been paid in the amount of $3,105.36.
Taxes of 2021/2022 are due in the amount of $3,105.36 on xx/XX/2022.	According to the payment history as of xx/XX/2022, the borrower is current with the loan and the last payment was received on xx/XX/2022 which was applied for xx/XX/2022 and the next due date for the payment is xx/XX/2022. The P&I is in the amount of $1,384.48 and PITI is in the amount of $1,970.56. The UPB reflected is in the amount of $xx.	xx:As per the review of the servicing comments, the current status of the loan is performing and the borrower is current with the loan and the last payment was received on xx/XX/2022 which was applied for xx/XX/2022 and the next due date for the payment is xx/XX/2022. The P&I is in the amount of $1,384.48 and PITI is in the amount of $1,970.56. The UPB reflected is in the amount of $xx.
The reason for default is unable to be determined.
At the time of origination, the borrower was working as xx in xx Company from last 6 years.
No comments have been found regarding foreclosure in the latest servicing comments.
No comments have been found regarding bankruptcy in the latest servicing comments.
The subject property has been occupied by the owner. Recent servicing comments do not reflect any damage pertaining to the subject property. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance Notice of Servicing Transfer	Field: Age of Loan Loan Value: x Tape Value: x |---| -x |----| -xx.xxxxx% Comment: Age of loan reflects x. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -x (Days)   Variance %:    Comment: The Note reflects the Original Note Doc Date as x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx% Tape Value: xx% Variance: xx% Variance %:xx% Comment: Collateral Value used for Underwriting: $xx Loan Amount: $xx. CLTV =xx%. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "CE risk indicator is "moderate" due to following factors:

1. This loan failed the TRID total of payments test. The total of payments is $xx. The disclosed total of payments of $xx is not considered accurate because it is understated by more than $100.

2. This loan failed the TRID rescission total of payments test. The total of payments is $xx. The disclosed total of payments of $xx is not considered accurate for purposes of rescission because it is understated by more than 1/2 of 1 percent of the face amount of the note or $100, whichever is greater.

3. This loan failed the revised closing disclosure delivery date test (waiting period required). The revised closing disclosure receipt date is provided and the revised closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan failed the lender credit that cannot decrease test. Missing a valid COC for a non-specific lender credit decreased in the amount of $5.46 on the PCCD dated 08/XX/2021."
* Loan does not conform to program guidelines (Lvl 3)     "Provided seller’s tape is showing an alert that the subject loan has seasoning issue and the borrower owned the property less than a year." BWR purchased property 7/XX/20 for $240K. Subject loan current amount $339K"
* MI, FHA or MIC missing and required (Lvl 3)     "FHA MI certificate is missing from the loan file."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3) "Notice of servicing transfer disclosure is missing from the loan file."	* ComplianceEase TILA Test Failed (Lvl 2) "1. This loan failed the TILA finance charge test. The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate because it is understated by more than $100.

																																																																																								2. This loan failed the TILA APR test. The annual percentage rate (APR) is 3.794%. The disclosed APR of 3.476% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method. Subject loan is a refinance, originated on xx and the SOL is 3 years."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
75526401	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,312.00	02/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,758.06	3.375%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	728	Not Applicable	37.413%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2022 shows that the subject mortgage was originated in the amount of $xx on xx/XX/2021 with the lender MERS as nominee for xx, which was recorded on xx/XX/2021.
The chain of the assignment has been completed. The current assignment is with xx, dba xx Funding.
No active judgments or liens have been found.
Taxes of 2021 have been paid in the amount of $5099.52.	According to the payment history as of xx/XX/2022, the borrower is current with the loan and the last payment was received on xx/XX/2022 which was applied for xx/XX/2022 and the next due date for the payment is xx/XX/2022. The P&I is in the amount of $1,758.06 and PITI is in the amount of $2,599.85. The UPB reflected is in the amount of $xx.	xx:As per the review of the servicing comments, the current status of the loan is performing and the borrower is current with the loan and the last payment was received on xx/XX/2022 which was applied for xx/XX/2022 and the next due date for the payment is xx/XX/2022. The P&I is in the amount of $1,758.06 and PITI is in the amount of $2,599.85. The UPB reflected is in the amount of $xx.
The reason for default is unable to be determined.
No comments have been found regarding foreclosure in the latest servicing comments.
No comments have been found regarding bankruptcy in the latest servicing comments.
The subject property has been occupied by the owner.  Recent servicing comments do not reflect any damage pertaining to the subject property.
The borrower is working at xx as a owner for 8 years. xx:xx:xx	Not Applicable	Mortgage Insurance Notice of Servicing Transfer	Field: Age of Loan Loan Value: x Tape Value: x |---| -x |----| -xx.xxxxx% Comment: As per Tape data ,age of loan is x.However it reflects x. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: As per Tape data ,Post Close DTI is xx.xxx%.However Final Application documents reflects as xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N.A   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx% Tape Value: xx% Variance: xx% Variance %: xx% Comment: Collateral Value used for Underwriting: $xx.Amount of Secondary Lien(s): $x. Loan Amount: $xx. LTV = xx%. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Provided seller’s tape is showing an alert that the borrower is delinquent on his previous mortgage."
* MI, FHA or MIC missing and required (Lvl 3)     "FHA MI certificate is missing from the loan file."
																																																																																							* Notice of Servicing Transfer missing or unexecuted (Lvl 3) "Notice of servicing transfer disclosure is missing from the loan file."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.71% as the borrower’s income is $8,302.63 and the total expenses are in the amount of $3,712.71 and the loan was underwritten by AUS/DU xx & its recommendation is “Approve/Eligible” and DTI is showing in it as 44.71%."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
7200673	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$10,837.58	01/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,494.14	2.625%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	Other	xx	12.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	724	Not Applicable	45.196%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2022 shows that the subject mortgage was originated on xx/XX/2021 and was recorded on xx/XX/2021 in the amount of $xx, with MERS as nominee for xx, recorded with the Instrument# xx.

The chain of assignment has been completed. The last assignment is with MERS as nominee for xx

No active liens and judgments have been found against borrower and property.

There are no prior year real estate delinquent taxes.	According to the payment history as of xx/XX/2022, the borrower is current with the loan. The next due date for payment is xx/XX/2022.The P&I is in the amount of $1,494.14 and PITI is in the amount of $2,633.38. The UPB reflected as per the payment history seller’s tape data is in the amount of $xx.	xx:The current status of the loan is performing.
According to the payment history as of xx/XX/2022, the borrower is current with the loan. Unable to determine the last payment was received date the next due date for payment is xx/XX/2022.The P&I is in the amount of $1,494.14 and PITI is in the amount of $2,633.38. The UPB reflected as per the payment history seller’s tape data is in the amount of $xx.
The subject property has been occupied by the owner. The borrower's intention is to keep the property.
No evidence has been found regarding bankruptcy and foreclosure.
As per the review of collection comments, the subject property is in good condition. No evidence of damage or repairs has been found.
No evidence has been found regarding COVID-19.
As per the 1003, the borrower is working at “xx ”, as a “xx” for 4.6 years. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: xx Tape Value: xx |---| -x |----| -xx.xxxxx% Comment: Note document reflects age of loan as xx. Tape Source: Initial Tape Type:
Field: Borrower #x First Name   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Borrower #x Last Name   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Borrower #x Middle Name   Loan Value: Not Applicable   Tape Value:x   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -xx.xxx%   Variance %: -xx.xxxxx%   Comment: The borrower’s income is $x,xxx.xx and total expenses are in the amount of $x,xxx.xx. So calculated DTI ratio is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: xx (Days)   Variance %:    Comment: Appraisal report reflects appraisal date as xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -x (Days)   Variance %:    Comment: Note document reflects note date as x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Limited Cash Out (GSE definition) Tape Value: No Cash-Out Variance: Variance %: Comment: Final application reflects purpose of refinance as Limited Cash Out. Tape Source: Initial Tape Type:	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 45.20%. Tape shows BWR has an undisclosed $494 Mazda debt that may push DTI to over 60.73%. Unable to rely on docs in file and unable to calc ATR."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.196% as the borrower's income is $9,780.57 and total expenses are in the amount of $4,420.43 per AUS/DU xx and its recommendation is “Approve/Eligible with 45.20%”."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
42001182	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,549.87	02/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,597.15	3.250%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	753	682	33.716%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2022 reflects that the subject mortgage was originated on xx/XX/2021 with the lender MERS as nominee for xx in the amount of $xx, which was recorded on xx/XX/2021 Instrument# | Book/Page# xx-xx.
The chain of the assignment has been completed.
There is junior mortgage active in the favor of  xxFinancial in the amount of $xx which was recorded on xx/XX/2021.
There is UCC lien active in the favor of xx in the amount of $xx which was recorded on xx/XX/2021.
No prior year’s delinquent taxes have been found.	According to a review of the payment history as of xx/XX/2022, the loan is currently performing and the next due date for the regular payment is xx/XX/2022. The last payment was received on xx/XX/2022 total in the amount of PITI $3,272.90 which includes P&I $2,597.15 with the rate of interest 3.250%, which was applied for the due date of xx/XX/2022. The UPB reflected in the latest payment history is in the amount of $xx.	xx:According to the review of the servicing comments, the current status of loan is performing. The next due date for the regular payment is xx/XX/2022. The UPB reflected in the latest payment history is in the amount of $xx.
No comments have been found regarding reason for default.
The borrower xx is the owner of EVO xx for 18 years.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No details have been found regarding damage. xx:xx:xx	Not Applicable	Mortgage Insurance Notice of Servicing Transfer	Field: Age of Loan Loan Value: x Tape Value: x |---| -x |----| -xx.xxxxx% Comment: As per Tape data, age of loan is x. However it reflects x. Tape Source: Initial Tape Type:
Field: Original Note Doc Date   Loan Value: xx  Tape Value: xx/XX/xxxx   Variance: -x (Days)   Variance %:    Comment: As per Tape data, Note Date is xx. However note documents reflect as xx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx%   Tape Value: xx%   Variance: xx%   Variance %: xx%   Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx LTV = xx%   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: xxx Tape Value: x Variance: xxx Variance %: Comment: As per Tape data, Stated remaining term of loan is x months. However it reflects xxx months. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Provided seller’s tape is showing an alert that the 2nd trust deed does not meet HUD requirements. The base loan amount and secondary financing amount exceeded the "National mortgage" limits."
* MI, FHA or MIC missing and required (Lvl 3)     "FHA MI certificate is missing from the loan file."
																																																																																							* Notice of Servicing Transfer missing or unexecuted (Lvl 3) "Notice of servicing transfer disclosure is missing from the loan file."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
12756936	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$498.72	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$577.15	3.875%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	630	Not Applicable	25.290%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the pro-title dated xx/XX/2022 reflects that the subject mortgage was originated on xx/XX/2021 in the amount of $xx with the lender MERS as nominee for xx Corporation recorded on xx/XX/2021.

No chain of assignment has been found.

No active liens and judgments have been found.	According to the tape data of payment history as of xx/XX/2022, the borrower is current with the loan. The last payment received date is unavailable. The next due date for payment is xx/XX/2022. The P&I is in the amount of $577.15. The UPB reflected as per the tape is in the amount of $xx.	xx:The loan is performing. According to the tape data of payment history as of xx/XX/2022, the borrower is current with the loan. The last payment received date is unavailable. The next due date for payment is xx/XX/2022. The P&I is in the amount of $577.15. The UPB reflected as per the tape is in the amount of $xx.
At the time of origination, the borrower was working as xx in xx from last 26 years. xx:xx:xx	Not Applicable	Missing Initial Closing Disclosure Missing or error on the Rate Lock	Field: Age of Loan Loan Value: x Tape Value: x |---| -x |----| -xx.xxxxx% Comment: Age of loan is x. Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx%   Tape Value: xx%   Variance: xx%   Variance %: xx%   Comment: Collateral value used for underwriting: $xx. Loan amount: $xx. CLTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx% Tape Value:xx% Variance: xxx% Variance %: xx% Comment: Collateral value used for underwriting: $xx. Loan amount: $xx. LTV = xxx%. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "TRID tolerance test is incomplete due to initial closing disclosure is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape reflects the issue as the loan was closed on 09/XX/2021. At the time of closing the loan was FHA uninsurable and unsaleable because seller acquired the property on 07/XX/2021 which was less than 90 day's as per the HUD's property flipping guidelines. Hence the loan was ineligible for FHA insurance."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial closing disclosure is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed FHA QM safe harbor test threshold test due to APR calculated 5.168% exceeds APR threshold of 4.910% over by +0.258%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed.

Loan failed qualified mortgage safe harbor threshold test due to APR calculated 4.824% exceeds APR threshold of 4.410% over by +0.414%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
																																																																																								* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed higher-priced mortgage loan test due to APR calculated 5.168% exceeds APR threshold of 4.410% over by +0.758%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
48356292	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,841.22	02/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,144.05	2.625%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	767	Not Applicable	46.896%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 with lender MERS as nominee for xx, Inc and recorded on xx/XX/2021 for the amount of $xx.
There are no active liens and judgment against the borrower.
Taxes for the year 2021-22 have been paid for the amount of $7841.22. No prior year tax delinquency has been found.	According to the payment history as of dated xx/XX/2022, the borrower is regular with the payment and the next due date is xx/XX/2022. The last payment was received on xx/XX/2022 for the amount of $2987.48xx. The monthly P&I is in the amount of $2144.05 with an interest rate of 2.625%. The current UPB is reflected in PH for the amount of $xx.	xx:The current status of the loan is performing. According to the payment history as of dated xx/XX/2022, the borrower is regular with the payment and the next due date is xx/XX/2022. The last payment was received on xx/XX/2022 for the amount of $2987.48xx. The monthly P&I is in the amount of $2144.05 with an interest rate of 2.625%. The current UPB is reflected in PH for the amount of $xx.
No evidences have been found regarding the foreclosure and bankruptcy as the latest comment history is missing. The occupancy is unable to be determined. The covid-19 attestation is located at xx. The borrower is working as xx III in xx Center for 10 years. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| -xx.xxx% |----| -xx.xxxxx% Comment: NA Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: MI is not required.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xx (Days)   Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date Loan Value: xx Tape Value: xx Variance: -xxxx (Days) Variance %: Comment: The Note reflects the document date as xx. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "TRID violation due to decrease in lender credit on closing disclosure dated 07/XX/2021. LE dated 06/XX/21 reflects lender credit at $8,764.00; however, revised CD dated 07/XX/2021 reflects lender credit at $8,424.00. This is decrease of $340.00 for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan document."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 47%. Seller tape shows income miscalculation may push DTI to over 71%. Further details not provided. Unable to rely on docs in file and unable to calc ATR."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 46.896% as the borrower's income is $8,888.82 and total expenses are in the amount of $4,168.48 per AUS/DU xx and its recommendation is “Accept/Eligible with 47%”."		Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
82120740	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$2,399.00	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$697.40	3.125%	360	xx	xx	FHA	Fixed	Cash Out	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	666	Not Applicable	49.262%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 with lender MERS as nominee for xx, LLC and recorded on xx/XX/2021.
There is senior mortgage originated on xx/XX/2020 with lender xx Authority and recorded on xx/XX/2020 for the amount of $3821.00.
There are no active liens and judgments against the borrower.
Town taxes for the year 2021 have been paid for the amount of $2399.00. No prior year tax delinquency has been found.	According to the payment history as of dated xx/XX/2021, the borrower is regular with the payment and the next due date is xx/XX/2022. The last payment was received on xx/XX/2021 for the amount of $1119.88xx. The monthly P&I is in the amount of $697.40 with an interest rate of 3.125%. The current UPB is reflected in PH for the amount of $xx.	xx:The current status of the loan is performing. According to the payment history as of dated xx/XX/2021, the borrower is regular with the payment and the next due date is xx/XX/2022. The last payment was received on xx/XX/2021 for the amount of $1119.88xx. The monthly P&I is in the amount of $697.40 with an interest rate of 3.125%. The current UPB is reflected in PH for the amount of $xx. No comments have been found regarding the foreclosure and bankruptcy. The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage and repair. No comments have been found regarding the income impacted due to covid-19. xx:xx:xx	Not Applicable	Mortgage Insurance	Field: Original Standard LTV (OLTV) Loan Value: xx.xxx% Tape Value: xx.xxx% |---| x.xxx% |----| x.xxxxx% Comment: Collateral value used for underwriting: $xx Loan amount: $xx CLTV = xx.xxx%. Tape Source: Initial Tape Type:
Field: Purpose of Transaction per HUD-x Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: N/A. Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal Value (Lvl 4) "Subject last sold in non-arms length transaction on 9/XX/20 for $132K. No improvements were found in appraisal and subject current purchase price 8/XX/21 in the amount of $255K. Elevated for client review."	* Final Application Incomplete (Lvl 3) "Final application is not hand-signed by the borrower."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows 12 month seasoning not met to use appraised value, should have used prior purchase price per FHA guides, loan is currently paying MI"
																																																																																							* MI, FHA or MIC missing and required (Lvl 3) "Mortgage insurance certificate is missing from loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.262%, the borrower’s income is $3,219.00 and total expenses are in the amount of $1,585.82 and the loan was underwritten by DU xx and its recommendation is “Approve/Eligible” with a DTI of 49.262%."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
37550786	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,495.72	01/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$769.03	2.625%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	642	Not Applicable	47.346%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 and recorded on xx/XX/2021, in the amount of $xx with MERS as nominee for xx Lending.

There is no chain of assignment has been provided. Currently the subject loan assignment is with original lender xx Lending.

No active judgments or liens have been found.

1st combined taxes of 2021 have been paid in the amount of $1,272.54 on xx/XX/2022.

2nd combined taxes of 2021 have been due in the amount of $1,247.86.

No prior year delinquent taxes have been found.	According to payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $1,223.00 which was applied for due date xx/XX/2022. The current P&I is in the amount of $769.03 and current PITI is in the amount of $1,223.00 with an interest rate of 2.625%. The current UPB reflected as per the payment history is in the amount of $xx.	xx:According to servicing comments, the current status of the loan is performing.

According to payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $1,223.00 which was applied for due date xx/XX/2022. The current P&I is in the amount of $769.03 and current PITI is in the amount of $1,223.00 with an interest rate of 2.625%. The current UPB reflected as per the payment history is in the amount of $xx.

As per final application, the borrower xx is working at  xx as  for 2.8 years.

No comment pertaining to the damage on the subject property has been observed.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found.

Covid-19 attestation is available in the loan file located at xx. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	Field: Age of Loan Loan Value: x Tape Value: x |---| -x |----| -xx.xxxxx% Comment: NA Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Final application reflects borrower DTI ratio percent as xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: MI Coverage Amount   Loan Value: Not Applicable   Tape Value: xx.xxx%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx%   Variance: xx   Variance %: xx%   Comment: Collateral Value used for Underwriting: $xx. Amount of Secondary Lien(s): $x.xx Loan Amount: $xx. CLTV = xx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx% Tape Value: xx% Variance: xx% Variance %: xx% Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. LTV = xx.xxx%. Tape Source: Initial Tape Type:	4: Unacceptable	* Property Marketability Issues (Lvl 4) "Subject property has sold 4 times in last 2 years with no noted improvements per appraisal. Tape shows defect that property is a flip. Subject sold 10/20 (price unknown), 12/20 (price unknown), prior sale 7/21 ($134K) and current sale on 10/21 for $195K. Subject faces railroad tracks and industrial properties. Elevated for client review."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* MI, FHA or MIC missing and required (Lvl 2) "This loan is FHA. Mortgage insurance certificate is missing from the loan file."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 47.34%, the Borrower's income is $3,335.00 and total expenses are in the amount of $1,579.00 and the loan was underwritten by DUxx and its recommendation is “Approve/Eligible” with a DTI of 47.34%."		Minimal	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
44430069	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,745.00	01/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,354.89	2.375%	180	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	765	772	49.929%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2022 shows that the subject mortgage was originated in the amount of $xx on xx/XX/2021 with the lender MERS as nominee for xx which was recorded on xx/XX/2021.
There is no chain of assignment as the subject mortgage is with the original lender xx.
No active judgments or liens have been found.
Taxes of 2021 have been paid in the amount of $2,745.00.	According to the payment history as of xx/XX/2022, the borrower is current with the loan and the last payment was received on xx/XX/2022 which was applied for xx/XX/2022 and the next due date for the payment is xx/XX/2022. The P&I is in the amount of $1,354.89 and PITI is in the amount of $1,354.89. The UPB reflected is in the amount of $xx.	xx:As per the review of the servicing comments, the current status of the loan is performing and the borrower is current with the loan and the last payment was received on xx/XX/2022 which was applied for xx/XX/2022 and the next due date for the payment is xx/XX/2022. The P&I is in the amount of $1,354.89 and PITI is in the amount of $1,354.89. The UPB reflected is in the amount of $xx.
The reason for default is unable to be determined.
No comments have been found regarding foreclosure in the latest servicing comments.
No comments have been found regarding bankruptcy in the latest servicing comments.
The subject property has been occupied by the owner.  Recent servicing comments do not reflect any damage pertaining to the subject property.
The borrower is working at xx as an xx for 17.4 years. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan failed Compliance Ease delivery and timing test for Initial Closing Disclosure dated 7/XX/2021. Document tracker is missing and 3 business days were added to get receipt date 7/XX/2021 which is less than 3 business days from the consummation date 7/XX/2021."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 4/XX/2021 reflects Transfer taxes fee at $182.00. However, CD dated 7/XX/2021 reflects Transfer taxes fee at $210.00. This is an increase in fee of $28.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

TRID Violation due to decrease in lender credit on Closing Disclosure dated 7/XX/2021. Initial LE dated 4/XX/2021 reflects lender credit at $1,911.00, however, Final CD dated reflects Lender Credit at $297.25. This is decrease of $1,613.75 for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan document."
* Intent to Proceed Missing  (Lvl 3)     "Borrower's intent to proceed is missing in loan file."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approve at 49.92%. Tape shows borrower’s SE income is not supported and recalculated income of $1,283.00 may push DTI to 219%. AUS is invalidated and loan is ineligible for manual underwriting. Unable to rely on docs in file and unable to calc ATR."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.929%, the borrower’s income is $5,750.00 and total expenses are in the amount of $2,870.89 and the loan was underwritten by LP xx and its recommendation is “Accept” with a DTI of 49.929%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
68797110	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$9,062.70	02/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,285.49	2.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	709	706	44.348%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2020 and recorded on xx/XX/2020 with the lender MERS as nominee for xxfor the amount of $xx.
The current assignment is with the original lender xx.
No active liens and judgments have been found against the borrower and subject property.
County annual taxes for the year of 2021 have been paid in the amount of $9,062.70 on xx/XX/2021.
No prior year delinquent taxes have been found.	According to latest payment history as of xx/XX/2022, the borrower is current with the loan and the next due date is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $2,231.77 which was applied for the due date xx/XX/2022. The unpaid principal balance is reflected in the amount of $xx. The current P&I is $1,285.49 and the interest rate is 2.250%.	xx:The loan is currently in the performing and the next due date is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $2,231.77 which was applied for the due date xx/XX/2022. The unpaid principal balance is reflected in the amount of $xx. The current P&I is $1,285.49 and the interest rate is 2.250%. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The subject property and the reason for default are unable to be determined. No comment pertaining to the damage on the subject property has been observed.
																																																																																	Currently, the borrower is working at xx as xx from 25 months. xx:xx:xx	Not Applicable			4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject approved at 44.35%. Per tape, BWR1 was not employed at closing so using only BWR2 income may push DTI to over 94%. Unable to rely on docs in file and unable to calc ATR."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan fails QM points and fees test due to the fees charged to the borrower(s) exceed 3% the loan amount. The note reflects a loan amount of $xx. Fees charged to borrower(s) equal $xx which exceeds 3% of the loan amount."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.348% as the borrower's income is $xx and total expenses are in the amount of $5,592.11 per AUS/DU xx and its recommendation is “Approve/Eligible with 44.35%”."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
69029129	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$9,282.22	02/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,452.54	2.250%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	748	721	49.590%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 with the lender MERS as nominee for xx in the amount of $xx which was recorded on xx/XX/2021.
There is no chain of assignment as the subject mortgage is with the original lender xx.
There is one prior Notice of assessment and payment of contractual assessment against the subject property which was recorded on xx/XX/2017 in the favor of County of xx in the amount of $xx.
There are two state tax liens against the borrower in the favor of xx Board of the state of xx total for the amount of xx which were recorded on xx/XX/2015 and xx/XX/2019 respectively. The SSN# is different than the borrower’s SSN#.
There is one prior judgment against the borrower in the favor of xx. . in the amount of $8410.74 which was recorded on xx/XX/2016.
There is one prior child support lien against the borrower in the xx in the favor of County of xx which was recorded on xx/XX/2017.
2nd installment combined taxes are due in the amount of $4641.11 which was due on xx/XX/2022.	As per the review of payment history as of xx/XX/2022, the borrower is current with the loan and next due date is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $2300.00 which was applied for the due date of xx/XX/2022. The current P&I is $1452.54 and PITI is $2300.00. The UPB is $xx.	xx:The loan is currently performing. As per the review of payment history as of xx/XX/2022, the borrower is current with the loan and next due date is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $2300.00 which was applied for the due date of xx/XX/2022. The current P&I is $1452.54 and PITI is $2300.00. The UPB is $xx.
Currently, the borrower is working at xx as a xx for 8 years.
Covid-19 attestation document is available in loan file located at xx.
The loan has not been modified.
The post-closing details regarding foreclosure and bankruptcy have not been found.
No damages were reported. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Borrower #x Last Name Loan Value: xx Tape Value:xx|---| |----| Comment: Tape Source: Initial Tape Type:
Field: Original Note Doc Date Loan Value: xx Tape Value: xx Variance: -xx (Days) Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan fails QM points and fees test due to the fees charged to the borrower(s) exceed 3% the loan amount. The note reflects a loan amount of $xx. Fees charged to borrower(s) equal $xx which exceeds 3% of the loan amount."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID violation due to decrease in lender credit on closing disclosure dated 03/XX/2021. Initial CD dated 01/XX/2021 reflects lender credit at $475.00; however, revised CD dated 03/XX/2021 reflects lender credit at $0.00. This is decrease of $475.00 for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan document."
* Intent to Proceed Missing  (Lvl 3)     "Borrower's intent to proceed is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate Lock agreement signed by borrower is missing from loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 50%. Tape shows BWR has new debt (from Fin Part CU) that was not included in DTI, may push DTI to over 52.99%. Unable to rely on docs in file and unable to calc ATR."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.590% as the borrower's income is $xx and total expenses are in the amount of $5,336.31 per AUS/DU xx and its recommendation is “Approve/Eligible with 50%”."		Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
12722020	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$1,573.18	01/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$862.04	2.375%	360	xx	xx	VA	Fixed	Refinance	xx	xx	Streamline Refinance	No	xx	xx	Unavailable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	602	606	Not Applicable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2020 in the amount of xx with MERS as nominee for xx which was recorded on xx/XX/2020.
There is no chain of assignment as the subject mortgage is with the original lender xx.
There is a judgment in the amount of $5392.52 which was recorded prior to subject mortgage on xx/XX/2019 in the favor of xx LLC.
Annual combined taxes for 2021 have been paid in the amount of $1510.25. No prior year delinquent taxes have been found.	As per the review of the payment history, the borrower is current with the loan and the next payment is due for xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $1,170.56 which was applied for xx/XX/2022. The P&I is $862.04 and PITI is $1,170.56. The UPB is $xx.	xx:The loan is currently performing and the next payment is due for xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $1,170.56 which was applied for xx/XX/2022. No records for foreclosure and bankruptcy have been found. The RFD is unable to be determined. No repairs and damages have been found. The property is owner occupied. The borrower xx is retired for 2 years. xx:xx:xx	Not Applicable	Initial Escrow Acct Disclosure Missing or error on the Rate Lock	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Closing disclosure dated 08/XX/2020 does not reflect a signature and the document tracking disclosure was not located. Three day mail method for delivery and receipt was used and loan is failing for timing of this TRID. Document tracker is required to ensure timing and clear timing fail."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow disclosure/escrow waiver is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement is missing from the loan documents."
* VA Disclosures (Lvl 3)     "VA Loan Guaranty and VA loan analysis is missing from the loan documents.

																																																																																							Final IRRRL comparison certificate signed by borrower is missing."			Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
52650048	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,834.87	01/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,062.53	2.500%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	747	738	41.957%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 with lender MERS As nominee for xx recorded on xx/XX/2021 for the amount of $522.000.00.
No chain of assignment has been found.
No active liens and judgments have been found.
County 1st installment tax of 2020/2021 has been paid in the amount of $2408.09 on xx/XX/2021.
County 2nd installment tax of 2020/2021 has been paid in the amount of $2426.78 on xx/XX/2021.	According to the payment history as of xx/XX/2022, the borrower is current with the loan. The last payment received on xx/XX/2022, the payment applied date was xx/XX/2022 and the next due date for payment is xx/XX/2022. The P&I is in the amount of $2,062.53 and PITI is in the amount of $2,721.41. The UPB reflected as per the payment history is in the amount of $xx.	xx:The loan is performing. According to the payment history as of xx/XX/2022, the borrower is current with the loan. The last payment received on xx/XX/2022, the payment applied date was xx/XX/2022 and the next due date for payment is xx/XX/2022. The P&I is in the amount of $2,062.53 and PITI is in the amount of $2,721.41. The UPB reflected as per the payment history is in the amount of $xx.
As per the final 1003 the borrower is retired from last 8 years.
																																																																																	The reason for default is unable to be determined. The subject property is occupied by the owner. No comments have been found for damage or repairs. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock		4: Unacceptable	* Property Marketability Issues (Lvl 4) "Subject is a rural home with separate buildings that appear to be used for business purposes. Tape and appraisal note the mixed use of the property and value adjustments appear overstated. Elevated for client review."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
2568790	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other	$0.00	$3,847.75	01/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$612.36	2.750%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	657	Not Applicable	48.792%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 with xx which was recorded on xx/XX/2021. Subject mortgage is on other lien position. There are two prior mortgages found on the subject property in the total amount of $xx in favor of xx, N.A. & xx which were recorded on xx/XX/2006 with instrument# 2006-xx & 2006-xx respectively.	The payment history dated xx/XX/2022 shows that the loan is in performing and next payment due date is xx/XX/2022. The last payment was received in the amount of $981.35 which was applied for the due date of xx/XX/2022. The current UPB is in the amount of $xx.	xx:Currently the loan is in performing. The payment history dated xx/XX/2022 shows that the loan is in performing and next payment due date is xx/XX/2022. The last payment was received in the amount of $612.36 which was applied for the due date of xx/XX/2022. The current UPB is in the amount of $xx. As per collection comment the subject property is occupied by owner and is in good condition. There are no comments regarding the damages and repairs. The borrower “xx” has been working as Platt's xx for 4 years and 8 months. xx:xx:xx	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "PIW is missing from the loan documents."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 3)     "Loan Fails Qualified Mortgage Lending Policy Points and Fees Test due to Fees charged $5,540.00 Fees threshold $4,313.74 Over By +$1,226.26  The below fees were included in the test:  Loan Origination Fee paid by Borrower: $1,595.00 Points - Loan Discount Fee paid by Borrower: $3,945.00"
* GSE Points and Fees Test Violations (Lvl 3)     "Loan Fails GSE (Fannie Mae public guidelines) QM Points and Fees Test due to Fees charged $5,540.00 Fees threshold $4,313.74 Over By +$1,226.26.  The below fees were included in the test:  Loan Origination Fee paid by Borrower: $1,595.00 Points - Loan Discount Fee paid by Borrower: $3,945.00"
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape shows, unable to obtain LP approval and Post Close received LQA hit for DTI. Credit expired and time between most recent LP run and post close run was 60 days, credit disassociated from LP and credco will not re-associate credit. New credit report obtained indicating recent mortgage late on borrowers 2nd home. Unable to obtain the required LP approval w/ PIW."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.79%, the borrower’s income is 3,708.12 and total expenses are in the amount of $1,809.26 and the loan was underwritten by xx and its recommendation is “Accept” with a DTI of 48%."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
37267595	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	02/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$667.39	2.990%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	736	689	48.391%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx/XX/2022 shows that the subject mortgage was originated on xx/XX/2021 and recorded on xx/XX/2021 for the amount $xx held by xx.

The chain of assignment is complete. The last assignment is with original lender “xx”.

No active judgments or liens have been found.

Property tax status is not provided in UT.	Review of payment history as of xx/XX/2022 shows that the borrower is current with the loan. The next due date is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $667.39 with interest rate 2.990 % which was applied for the due date xx/XX/2022. The current UPB as of the date is $xx.	xx:The current status of the loan is performing.
Review of payment history as of xx/XX/2022 shows that the borrower is current with the loan. The next due date is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $667.39 with interest rate 2.990 % which was applied for the due date xx/XX/2022. The current UPB as of the date is $xx.
No foreclosure and bankruptcy evidence has been found.
The loan was originated on xx/XX/2021. Covid-19 attestation is available in the loan file located at “xx ”.
The borrower is working at “xx Inc” as a “xx” from 241 months.
Unable to confirm the current occupancy from available collection comments. No damage or repairs have been found. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock Transmittal (1008)	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan fails qualified mortgage lending policy points and fees test due to fees charged $4,998.00 exceeds fees threshold of $4,577.60 over by +$420.40.
The below fees were included in the test:

Loan Origination Fee paid by Borrower: $1,595.00
Points - Loan Discount Fee paid by Borrower: $3,403.00"
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $4,998.00 exceeds fees threshold of $4,577.60 over by +$420.40.
The below fees were included in the test:
Loan Origination Fee paid by Borrower: $1,595.00
Points - Loan Discount Fee paid by Borrower: $3,403.00"
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows loan amount increased w/o AUS updated. When updated PIW was lost, appraised value is lower than initial estimate which exceeds LTV 84% max allowed for cash out refinance."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Final transmittal summary is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.391% as the borrower’s income is $9,273.32 and total expenses are in the amount of $4,487.48 and the loan was underwritten by LP xx and its recommendation is “Accept” with a DTI of 48%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
17248071	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$12,772.43	01/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,386.00	3.000%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	701	625	51.740%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2020 which is held by MERS as nominee for xx and this was recorded on xx/XX/2020.
No assignment has been found. However, the subject lender is “xx”.
No active judgments or liens have been found.
The combined annual taxes for the year 2021 have been paid in the amount of $2186.30 in xx/XX/2021 and the school taxes have been paid in the amount of $7786.66 on xx/XX/2021.
The school first and second installment taxes for the year 2022 are due in the amount of xx till xx/XX/2022.
The combined first installment taxes for the year 2022 is due in the amount of $1360.25 till xx/XX/2022 and the second installment is due in the amount of $1360.25 till xx/XX/2022.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for the payment is xx/XX/2022. The last payment was received in the amount of $2386.00 on xx/XX/2022 which was applied to the due date of xx/XX/2022. The current unpaid principal balance is $xx. The current P&I is $2,386.00 and interest rate is 3.000%.	xx:The current status of the loan is performing and the next due date for the payment is xx/XX/2022. The last payment was received in the amount of $2386.00 on xx/XX/2022 which was applied to the due date of xx/XX/2022. The current unpaid principal balance is $xx. The current P&I is $2,386.00 and interest rate is 3.000%.
The loan has not been modified since origination.
There is no post-origination bankruptcy record.
No evidences have been found regarding the foreclosure proceedings on the subject property in the available servicing comments.
No comment pertaining to damage to the subject property has been observed.
No comments have been found stating that the borrower’s income has been affected by COVID-19. xx:xx:xx	Not Applicable	Mortgage Insurance	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan failed charges that cannot increase more than 10% tolerance test. LE dated 5/XX/2020 reflects the recording fee at $1,350.00. However, CD dated 7/XX/2020 reflects the recording fee at $1,780.00. This is an increase of $430.00 for charges that in total cannot increase more than 10% test."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase test. LE dated 5/XX/2020 reflects transfer taxes at $4,420.00. However, CD dated 7/XX/2020 reflects the transfer taxes at $4,497.20. This is an increase of $77.20 for charges that in total cannot increase."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape shows loan disbursed after appraisal expired."
																																																																																							* MI, FHA or MIC missing and required (Lvl 3) "Mortgage insurance certificate is missing from loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 51.740% the borrower’s income is $xx and total expenses are in the amount of $5,899.32 and the loan was underwritten by DU xx and its recommendation is “Approve/Eligible” with a DTI of 51.74%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
93941224	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,143.88	02/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$853.00	3.250%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	690	Not Applicable	44.781%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2022 shows that the subject mortgage was originated in the amount of $xx on xx/XX/2021 with the lender MERS as nominee for xx which was recorded on xx/XX/2021.
There is no chain of assignment as the subject mortgage is with the original lender xx.
No active judgments or liens have been found.
1st installment taxes of 2021 have been paid in the amount of $1,571.94.
2nd installment taxes of 2021 are due in the amount of $1,571.94.	According to the payment history as of xx/XX/2022, the borrower is current with the loan and the last payment was received on xx/XX/2022 which was applied for xx/XX/2022 and the next due date for the payment is xx/XX/2022. The P&I is in the amount of $853.00 and PITI is in the amount of $1,198.26. The UPB reflected is in the amount of $xx.	xx:As per the review of the servicing comments, the current status of the loan is performing and the borrower is current with the loan and the last payment was received on xx/XX/2022 which was applied for xx/XX/2022 and the next due date for the payment is xx/XX/2022. The P&I is in the amount of $853.00 and PITI is in the amount of $1,198.36. The UPB reflected is in the amount of $xx.
The reason for default is unable to be determined.
No comments have been found regarding foreclosure in the latest servicing comments.
No comments have been found regarding bankruptcy in the latest servicing comments.
The subject property has been occupied by the owner.  Recent servicing comments do not reflect any damage pertaining to the subject property.
The borrower has been running a business named “xx and Remodeling” for 35 years. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan Fails Qualified Mortgage Lending Policy Points and Fees Test due to Fees charged $7,406.00 Fees threshold $5,740.63 Over By +$1,665.37

The below fees were included in the test:

Mortgage Broker Fee (Indirect) $3,430.00
Points - Loan Discount Fee paid by Borrower: $3,081.00
Underwriting Fee paid by Borrower: $895.00"
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3)     "Compliance TRID tolerance test is incomplete due to initial closing disclosure is missing from the loan document."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to Fees charged $7,406.12 exceeds fees threshold of $5,740.63 Over by +$1,665.49.
The below fees were included in the test:

Mortgage Broker Fee (Indirect) $3,430.00
Points - Loan Discount Fee paid by Borrower: $3,081.12
Underwriting Fee paid by Borrower: $895.00"
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows appraised documentation is missing and SSR/XML not provided. However, appraisal dated 3/XX/2021 for subject property is located at "xx". No further details have been found."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.78% as the borrower’s income is $4,370.71 and total expenses are in the amount of $1,957.25 and the loan was underwritten by DU xx and its recommendation is “Approve/Eligible” with a DTI of 44.78%."		Elevated	Pass	Pass	Pass	Pass	No Result	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
10098618	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$13,643.14	02/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,834.26	3.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	707	Not Applicable	43.289%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2020 with the lender MERS as nominee for xx in the amount of $xx which was recorded on xx/XX/2020 with instrument#xx.

There is no chain of assignment as the subject mortgage is with the original lender.

No active judgments or liens have been found against the borrower/subject property.

County annual installment taxes of 2021 have been paid in the amount of $6,834.48 on xx/XX/2022. Utilities annual installment taxes of 2021 have been paid in the amount of $6,808.66 on xx/XX/2021. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/XX/2022, the borrower is current with the loan. The last payment was received on xx/XX/2022 which was applied to xx/XX/2022. The next due date for payment is xx/XX/2022. The borrower pays the P&I in the amount of $1,834.26 and PITI in the amount of $3,238.62. The current UPB reflected is in the amount of $xx.	xx:As per the review of collection comments, the current status of the loan is performing. According to the payment history as of xx/XX/2022, the borrower is current with the loan. The next due date for payment is xx/XX/2022. The current UPB reflected is in the amount of $xx. No comments have been found regarding the borrower’s income was impacted by the covid-19 pandemic. No comments have been found regarding the subject property condition. As per the final loan application, the borrower is working at xx as Transporter for 2.4 years. The covid-19 attestation is located at xx. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject approved at 43.29%. Tape shows Capital One Bank statements were altered and income discrepancies based on the different number of jobs showing in the file. Unable to rely on documents in file & unable to calculate ATR.""	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan fails Qualified Mortgage Lending Policy points and fees test due to Fees charged $xx exceeds Fees threshold of $xx over by +$36.66.
The below fees were included in the test:
Mortgage Broker Fee (Indirect) $xx
Points - Loan Discount Fee paid by Borrower: $124.47
Underwriting Fee paid by Borrower: $895.00"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan failed ComplianceEase delivery and timing test due to Closing Disclosure dated 08/XX/2020. Document tracker is missing and 3 business days were added to get receipt date 08/XX/2020 which is on the Consummation date 08/XX/2020."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "1. Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 08/XX/2020 reflects Credit Report Fee at $60.00. However, CD dated 08/XX/2020 reflects Credit Report Fee at $106.00. This is an increase in fee of $46.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

2. Loan failed charges than in total cannot increase more than 10% tolerance test. LE dated 08/XX/2020 reflects Recording fee at $156.00. However, CD dated 08/XX/2020 reflects Recording fee at $176.00. This is a cumulative increase of $4.40 for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Freddie Mac public guidelines) QM points and fees test due to Fees charged $xx exceeds Fees threshold of $xx Over by +$36.66.
The below fees were included in the test:
Mortgage Broker Fee (Indirect) $xx
Points - Loan Discount Fee paid by Borrower: $124.47
Underwriting Fee paid by Borrower: $895.00"
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.28%, the Borrower's income is $8,465.49 and total expenses are in the amount of $3,664.64 and the loan was underwritten by DU xx and its recommendation is “Approve/Eligible” with a DTI of 43.29%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
50954612	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$11,596.33	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,650.68	3.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	668	Not Applicable	41.014%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2020 in the amount of xx with MERS as nominee for xx which was recorded on xx/XX/2020.
Chain of assignment has been completed. Currently, the mortgage is with MERS as nominee for xx which was recorded on xx/XX/2020.
Annual county taxes for 2021 have been paid in the amount of $5786.99.
Annual utility charges for 2021 have been paid in the amount of $5809.34.
No prior year delinquent taxes have been found.	As per the review of the payment history, the borrower is delinquent for 60+days and the next payment is due for xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $3,509.47 which was applied for xx/XX/2021. The P&I is $1,650.68 and PITI is $3,509.47. The UPB is $xx.	xx:The loan is currently in collections and the next payment is due for xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $3,509.47 which was applied for xx/XX/2021. No records for foreclosure have been found. The RFD is death in family. No repairs and damages have been found. The property is owner occupied. The borrower xx has been working at xx for 2 years.
As per the comment dated xx/XX/2021, the borrower’s income was impacted by covid. The 6 months FB plan was offered that began from xx/XX/2021 in the amount of $3509.47. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."
* TRID Violations (Lvl 3) "Closing disclosure dated 08/XX/2020 does not reflect a signature and the document tracking disclosure was not located. Three day mail method for delivery and receipt was used and loan is failing for timing of this TRID. Document tracker is required to ensure timing and clear timing fail."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule as the loan is failed for QM safe Harbor threshold test as APR (4.694%) is exceeded APOR (4.440%) by 0.254%. The APR threshold is 4.440% and the subject loan is escrowed one.

Qualified Mortgage Safe Harbor Threshold: FAIL     Charged: 4.694%    Allowed: 4.440%    Over by: +0.254%"
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

																																																																																								Higher-Priced Mortgage Loan Test: FAIL Charged: 4.694% Allowed: 4.440% Over by: +0.254%"		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
15521378	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	01/XX/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$903.03	4.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	723	Not Applicable	41.882%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2019 in the amount of $xx which is held by MERS as nominee for xx and this was recorded on xx/XX/2019.
The chain of the assignment has been completed and currently, the assignment is with “xx Bank NA” which was recorded on xx/XX/2021.
There are two active junior Notice of xx against the borrower in the total amount of $5570.67 which is held by xx of Revenue and this was recorded on xx/XX/2021, xx/XX/2021 respectively.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/XX/2022, the borrower has paid the loan amount of $xx on xx/XX/2020. Hence, the current UPB is $0.00.	xx:The current status of the loan is paid in full. According to the payment history as of xx/XX/2022, the borrower has paid the loan amount of $xx on xx/XX/2020. Hence, the current UPB is $0.00.

No evidence of FC or BK has been found.
No comments have been found regarding damage/repair. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	4: Unacceptable	* Property Marketability Issues (Lvl 4) "Seller tape shows the subject condominium project did not meet the eligibility requirements. As per condominium questionnaire in file, 43% of the units were 60 days of more past due on common expense assessments."	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 11/XX/2019 reflects Appraisal Fee at $125.00. However, CD dated 12/XX/2019 reflects Appraisal Fee at $600.00. This is an increase in fee of $125.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock provided expired on 12/XX/2019 and the loan closed on 12/XX/2019. No lock extension found."	* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TRID total of payments test. The total of payments is $xx. The disclosed total of payments of $xx is not considered accurate because it is understated by more than $100. Subject loan is a purchase, originated on xx and the SOL is 1 year."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
11512216	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$331.84	01/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,070.31	2.875%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mid Rise Condo (5-8 Stories)	xx	xx	Investor	Yes	Yes	No	798	Not Applicable	46.506%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2020 and recorded on xx/XX/2020, in the amount of $xx with MERS as nominee for xx LLC.

The chain of assignment has not been completed. Currently the assignment is with xx xx, as Nominee for xx  LLC as it should be with Ascendant.

No active judgments or liens have been found.

1st, 2nd and 3rd combined taxes of 2022 have been paid in the total amount of $249.09.

4th combined taxes of 2022 have been due in the amount of $82.75 and the due date is xx/XX/2022.

No prior year delinquent taxes have been found.	According to payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $2,147.35 which was applied for due date xx/XX/2022. The current P&I is in the amount of $2,070.31 and current PITI is in the amount of $2,147.35 with an interest rate of 2.875%. The current UPB reflected as per the payment history is in the amount of $xx.	xx:The current status of the loan is performing.

According to payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $2,147.35 which was applied for due date xx/XX/2022. The current P&I is in the amount of $2,070.31 and current PITI is in the amount of $2,147.35 with an interest rate of 2.875%. The current UPB reflected as per the payment history is in the amount of $xx.

According to final application, the borrower xx is self-employed for 10 years.

Covid-19 attestation is available in the loan file located at xx.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found. xx:xx:xx	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| -x.xxx% |----| -x.xxxxx% Comment: This loan has a qualified mortgage DTI of xx.xxx%, the borrower's income was $xx and total expenses are in the amount of $x,xxx.xx. Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx%   Tape Value: xx%   Variance: -xx%   Variance %: -xx%   Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. LTV = xx%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xxx (Days)   Variance %:    Comment: The Note reflects the Original Note document date as x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx%   Tape Value: xx%   Variance: -xx%   Variance %: -xx%   Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. LTV = xx%.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: x.xxxxx%   Tape Value: xxx.xxxx%   Variance: -xxx.xxxxx%   Variance %: -xxx.xxxxx%   Comment: The Note reflects the Original Stated Rate as x.xxx%.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Lower rate or term   Tape Value: No Cash-Out   Variance:    Variance %:    Comment: Final Application and Final CD reflect Change in Rate/Term. The Borrower(s) received no cash back at closing and paid off no liabilities.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term   Loan Value: xxx   Tape Value: xxx   Variance: x   Variance %: x.xxxxx%   Comment: The Note reflects the Stated Remaining Term as xxx.   Tape Source: Initial   Tape Type:
																																																																																				Field: Subject Property Type Loan Value: Mid Rise Condo (x-x Stories) Tape Value: Single Family Variance: Variance %: Comment: The Appraisal dated xx reflects the subject property as a Condominium. Tape Source: Initial Tape Type:	3: Curable		* Required Documentation Missing or Incomplete (Lvl 3) "The subject NOO property tape defect shows CEMA docs are not recorded and not original docs, only certified true originals. Elevated for client review and reaching out to PT for impact. UT shows CEMA recorded."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
44365044	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$12,019.89	01/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,488.12	2.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	681	Not Applicable	42.947%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 with lender MERS as nominee for xx and recorded on xx/XX/2021 for the amount of $xx.
There are no active liens and judgments against the borrower.
Taxes for the year 2021 will be due on xx/XX/2022 for the amount of $xx. No prior year tax delinquency has been found.	According to the payment history as of dated xx/XX/2022, the borrower is regular with the payment and the next due date is xx/XX/2022. The last payment was received on xx/XX/2022 for the amount of $2772.64xx. The monthly P&I is in the amount of $1488.12 with an interest rate of 2.625%. The current UPB is reflected in PH for the amount of $xx.	xx:As per the review of PH , the current status of the loan is performing. According to the payment history as of dated xx/XX/2022, the borrower is regular with the payment and the next due date is xx/XX/2022. The last payment was received on xx/XX/2021 for the amount of $2772.64xx. The monthly P&I is in the amount of $1488.12 with an interest rate of 2.625%. The current UPB is reflected in PH for the amount of $xx.
No comments have been found regarding the foreclosure and bankruptcy. The occupancy is unable to be determined. No details have been found regarding the income impacted due to covid-19. The borrower is working as xx in xx for 16 years. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| x.xxx% |----| x.xxxxx% Comment: NA Tape Source: Initial Tape Type:
Field: MI Company   Loan Value:xx  Tape Value: Other   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value:xx%   Tape Value: xx%   Variance: -xx%   Variance %: -xx%   Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xxx (Days)   Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx%   Tape Value: xx%   Variance: -xx%   Variance %: -xx%   Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Stated Rate Loan Value: x.xxxxx% Tape Value: xxx.xxxx% Variance: -xxx.xxxxx% Variance %: -xxx.xxxxx% Comment: NA Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject approved at 43%. Tapes shows BWR did not disclose car loan making AUS invalid and pushing DTI over 50%. Unable to rely on docs in file and unable to calc ATR."	* ComplianceEase State Regulations Test Failed (Lvl 3) "This loan failed the prohibited fees test. Fees charged $215.00 Fees Threshold $0.00 over by $215.00.

The Below fees were included in the test:
Title CPL paid by Borrower: $75.00
Title Escrow Account Servicing Fee paid by Borrower: $75.00
Title Flood Hazard Certificate paid by Borrower: $25.00
Title Transaction Management paid by Borrower: $40.00"
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."	* ComplianceEase TILA Test Failed (Lvl 2) "Finance charge disclosed on Final CD as $xx Calculated Finance Charge is $xx for an under disclosed amount of $1,600.00. Reason for Finance Charge under disclosure is unknown as the Fee Itemization and the Compliance Findings are missing. Subject loan is a purchase, originated on xx and the SOL is 1 year."		Moderate	Pass	Fail	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
28849806	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,846.60	02/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,342.92	2.250%	180	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	712	Not Applicable	44.227%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 and recorded on xx/XX/2021, in the amount of $xx with MERS as nominee for Mutual of xx

The chain of assignment has been completed. Currently the assignment is with Mutual of xx

No active judgments or liens have been found.

1st combined taxes of 2021 have been paid in the amount of $934.30.

2nd combined taxes of 2021 have been due in the amount of $912.30.

No prior year delinquent taxes have been found.	According to payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $1,639.76 which was applied for due date xx/XX/2022. The current P&I is in the amount of $1,342.92 and current PITI is in the amount of $1,639.76 with an interest rate of 2.250%. The current UPB reflected as per the payment history is in the amount of $xx.	xx:According to servicing comments, the current status of the loan is performing.

According to payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $1,639.76 which was applied for due date xx/XX/2022. The current P&I is in the amount of $1,342.92 and current PITI is in the amount of $1,639.76 with an interest rate of 2.250%. The current UPB reflected as per the payment history is in the amount of $xx.

As per final application, the borrower xx is working at xx as xx for 30.4 years.

No comment pertaining to the damage on the subject property has been observed.

The loan has not been modified since origination.

No foreclosure activity has been found.

																																																																																	No post close bankruptcy record has been found. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Stated Maturity Date Loan Value: xx/XX/xxxx Tape Value: xx |---| xxxx (Days) |----| Comment: Note reflects stated maturity date as xx. Tape Source: Initial Tape Type:	4: Unacceptable	* LTV or CLTV exceeds 104% (Lvl 4) "Collateral value used for underwriting: $xx. Loan amount: $xx. CLTV/LTV 116.477%. Tape shows CLTV error as defect. Elevated for client review."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.22%, the borrower’s income is $6,122.64 and total expenses are in the amount of $2,707.83 and the loan was underwritten by LP xx and its recommendation is Accept/Eligible for a DTI of 44.22%."		Minimal	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable			Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
6594122	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$2,538.28	02/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$674.96	3.625%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Investor	Yes	Yes	No	781	786	33.044%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx/XX/2022 shows that the subject mortgage was originated on xx/XX/2020 and recorded on xx/XX/2020 for the amount $xx held by xx.

The chain of assignment is complete. The last assignment is with "xx”.

No active judgments or liens have been found.

No delinquent taxes have been found for the prior year.	Review of payment history as of xx/XX/2022 shows that the borrower is current with the loan. The next due date is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $674.96 with interest rate 3.625 % which was applied for the due date xx/XX/2022. The current UPB as of the date is $xx.	xx:The current status of the loan is performing.
Review of payment history as of xx/XX/2022 shows that the borrower is current with the loan. The next due date is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $674.96 with interest rate 3.625 % which was applied for the due date xx/XX/2022. The current UPB as of the date is $xx.
The loan was originated on xx/XX/2020. Covid-19 attestation is available in the loan file which is located at “xx”.
No foreclosure and bankruptcy evidence has been found.
The subject property is owner occupied. No damage or repairs have been found.
																																																																																	The borrower is working at xx as a xx from 62 months. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| -x.xxx% |----| -x.xxxxx% Comment: As per Tape data, Post Close DTI is xx.xxx%.However Final Application documents reflects as xx.xxx%. Tape Source: Initial Tape Type:	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
66098126	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,876.82	2.250%	180	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	813	Not Applicable	48.393%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 with lender MERS as nominee for NVR xx, Inc and recorded on xx/XX/2021 for the amount of $xx.
There are no active liens and judgments against the borrower.
Taxes for the year 2021 have been exempted for the amount of $0.00. No prior year tax delinquency has been found.	According to the payment history as of dated xx/XX/2022, the borrower is regular with the payment and the next due date is xx/XX/2022. The monthly P&I is in the amount of $1876.82 with an interest rate of 2.250% and PITI is $2197.09. The current UPB is reflected in PH for the amount of $xx.	xx:The current status of the loan is in collection. According to the payment history as of dated xx/XX/2022, the borrower is regular with the payment and the next due date is xx/XX/2022. The monthly P&I is in the amount of $1876.82 with an interest rate of 2.250% and PITI is $2197.09. The current UPB is reflected in PH for the amount of $xx. No evidence have been found regarding the foreclosure and bankruptcy. The occupancy is unable to be determined as the latest CH is missing. No details have been found regarding the borrower employment. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| -x.xxx% |----| -x.xxxxx% Comment: As per Tape data, Post Close DTI is xx.xxx%.However Final Application documents reflects as xx.xxx%. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N.A   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate) Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: x.xxx% Variance %: x.xxxxx% Comment: As per Tape data, Post Close Housing Ratio is xx.xxx %.However Final Application documents reflects as xx.xxx%. Tape Source: Initial Tape Type:	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 48.39%. Tape shows only used 2020 SE income to qualify and when using 2 years, 2019 and 2020, DTI pushes to 53%. Unable to rely on documents in file and unable to calculate ATR."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.393% as the borrower’s income is $5,174.50 and total expenses are in the amount of $2,504.09 and the loan was underwritten by LP xx and its recommendation is “Accept” with a DTI of 48.00%."		Minimal	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
10008826	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,610.00	01/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,687.33	2.625%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	785	Not Applicable	44.653%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021, the subject mortgage was originated xx/XX/2021 with lender MERS as nominee for xx Corporation and recorded on xx/XX/2021 for the amount of $xx.
There are no active liens and judgments against the borrower.
Taxes for the year 2021 have been paid for the amount of $4610.00. No prior year tax delinquency has been found.	According to the payment history as of dated xx/XX/2022, the borrower is regular with the payment and the next due date is xx/XX/2022. The last payment was received on xx/XX/2022 for the amount of $3000.00xx. The monthly P&I is in the amount of $1687.33 with an interest rate of 2.625%. The current UPB is reflected in PH for the amount of $xx.	xx:The current status of the loan is performing. According to the payment history as of dated xx/XX/2022, the borrower is regular with the payment and the next due date is xx/XX/2022. The last payment was received on xx/XX/2022 for the amount of $3000.00xx. The monthly P&I is in the amount of $1687.33 with an interest rate of 2.625%. The current UPB is reflected in PH for the amount of $xx.
No comments have been found regarding the foreclosure and bankruptcy. The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. Also, no comments have been found regarding the income impacted due to covid-19. The borrower is working as xx in xx for 7.5 years. xx:xx:xx	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Age of Loan Loan Value: x Tape Value: xx |---| -x |----| -xx.xxxxx% Comment: Age of loan is x. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: As per tape data, Post close DTI is xx.xxx%. However final application documents reflects as xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate) Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: -x.xxx% Variance %: -x.xxxxx% Comment: Housing ratio is xx.xxx%. Tape Source: Initial Tape Type:	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.652%, the borrower’s income is $6,371.57 and total expenses are in the amount of $2,845.09 and the loan was underwritten by LP (xx) and its recommendation is “Ineligible” with a DTI of 48%."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan closed without an Appraisal. However, PIW disclosure signed by the borrower is missing from the loan documents."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan failed ComplianceEase delivery and timing test for Closing Disclosure dated 03/XX/2021. Document tracker is missing and 3 business days were added to get receipt date 03/XX/2021 which is after the Consummation date 03/XX/2021."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 02/XX/2021 reflects Points - Loan Discount Fee at $4,199.00. However, CD dated 03/XX/2021 reflects Points - Loan Discount Fee at $4,831.15. This is an increase in fee of +$632.15 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 02/XX/2021 reflects Transfer Taxes at $957.00. However, CD dated 03/XX/2021 reflects Transfer Taxes at $971.23. This is an increase in fee of +$14.23 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
68136422	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,943.30	01/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$931.74	3.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	Other	xx	12.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	693	775	45.222%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 with lender MERS as nominee for xx Corporation and recorded on xx/XX/2021 for the amount of $xx.
There are no active liens and judgments against the borrower.
Annual county taxes for the year 2021 for the amount of $3943.30. No prior year tax delinquency has been found.	According to the payment history as of dated xx/XX/2022, the borrower is regular with the payment and the next due date is xx/XX/2022. The last payment was received on xx/XX/2022 for the amount of $1547.94xx. The monthly P&I is in the amount of $931.74 with an interest rate of 3.00%. The current UPB is reflected in PH for the amount of $xx.	xx:The current status of the loan is performing. According to the payment history as of dated xx/XX/2022, the borrower is regular with the payment and the next due date is xx/XX/2022. The last payment was received on xx/XX/2022 for the amount of $1547.94xx. The monthly P&I is in the amount of $931.74 with an interest rate of 3.00%. The current UPB is reflected in PH for the amount of $xx.
No comments have been found regarding the foreclosure and bankruptcy. The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. Also, no comments have been found regarding the income impacted due to covid-19. The borrower is owner of xx. xx:xx:xx	Not Applicable	Field: Age of Loan Loan Value: x Tape Value: x |---| -x |----| -xx.xxxxx% Comment: NA Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject approve/eligible at 45%. Tape shows SE income docs missing. Unable to rely on docs in file and unable to calc ATR."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan fails Qualified Mortgage Lending Policy points and fees test due to Fees charged $7,520.00 Exceeds Fees threshold of $6,380.82 Over by +$1,139.18. The below fees were included in the test:
Commitment Fee paid by Borrower: $1,595.00
Points - Loan Discount Fee paid by Borrower: $5,925.00."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to Fees charged $7,520.00 Exceeds Fees threshold of $6,380.82 Over by +$1,139.18. The below fees were included in the test:
Commitment Fee paid by Borrower: $1,595.00
																																																																																							Points - Loan Discount Fee paid by Borrower: $5,925.00."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.22%, the Borrower's income is $xx and total expenses are in the amount of $7,346.98 and the loan was underwritten by DU xx and its recommendation is “Accept/Eligible” with a DTI of 45.00%."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
37433296	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$1,165.68	01/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$872.88	2.875%	180	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	771	796	44.195%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 and recorded on xx/XX/2021, in the amount of $xx with MERS as nominee for xx Corporation.

There is no chain of assignment. Currently the subject loan assignment is with original lender xx Corporation.

There is an active mortgage which was recorded prior to the subject mortgage. The subject mortgage was recorded on xx/XX/2021. The prior mortgage was recorded on xx/XX/2020 in the amount of $xx with xx.

1st county taxes of 2021 have been paid in the total amount of $582.84 on xx/XX/2021.

2nd county taxes of 2021 have been due in the amount of $582.84 and the due date is xx/XX/2022.

No prior year delinquent taxes have been found.	According to payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $1,041.02 which was applied for due date xx/XX/2022. The current P&I is in the amount of $872.88 and current PITI is in the amount of $1,041.02 with an interest rate of 2.875%. The current UPB reflected as per the payment history is in the amount of $xx.	xx:According to servicing comments, the current status of the loan is performing.

According to payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $1,041.02 which was applied for due date xx/XX/2022. The current P&I is in the amount of $872.88 and current PITI is in the amount of $1,041.02 with an interest rate of 2.875%. The current UPB reflected as per the payment history is in the amount of $xx.

According to final application, unable to confirm the current employment details of xx from available documents and collection comments. The co-borrower xx is working at xx as a xx for 2.2 years.

Covid-19 attestation is available in the loan file located at xx.

No comment pertaining to the damage on the subject property has been observed.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found. xx:xx:xx	Not Applicable	Field: Age of Loan Loan Value: xx Tape Value: xx |---| -x |----| -xx.xxxxx% Comment: NA. Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Total subject property PITIA (P&I $ xxx.xx + Real Estate Taxes $ xx.xx + Hazard Insurance $xx.xx + Flood Insurance $x.xx + MI $x.xx + HOA Dues $x.xx) equals $x,xxx.xx. Total verified monthly income equals $x,xxx.xx. Housing Ratio equals xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Occupancy at Origination (Property Usage Type)   Loan Value: Investor   Tape Value: Primary   Variance:    Variance %:    Comment: Occupancy at origination (Property Usage Type) as Investor.   Tape Source: Initial   Tape Type:
																																																																																				Field: Purpose of Transaction per HUD-x Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: Final Application and Final DU reflect Cash Out Refinance. The Borrower(s) received cash back at closing and paid off liabilities. Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 45%. Tape shows income not supported and DTI may be 67%. Further details not provided. Unable to rely on docs in file and unable to calc ATR."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
39835415	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,589.98	02/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,581.02	3.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	750	Not Applicable	57.490%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 with lender MERS as nominee for xx Corporation and recorded on xx/XX/2021 for the amount of $xx.
There is state tax lien recorded on xx/XX/2022 for the amount of $4238.22 in the favor of xx of the State of California.
County taxes for the year 2021-2022 will be due on xx/XX/2022 for the amount of $3294.99. No prior year tax delinquency has been found.	The current status of the loan is performing. According to the payment history as of dated xx/XX/2022 the borrower is regular with the payment and the next due date is xx/XX/2022. The last payment was received on xx/XX/2022 for the amount of $2279.17xx. The monthly P&I is in the amount of $1581.02 with an interest rate of 3.00%. The current UPB is reflected in PH for the amount of $xx.	xx:The current status of the loan is performing. According to the payment history as of dated xx/XX/2022 the borrower is regular with the payment and the next due date is xx/XX/2022. The last payment was received on xx/XX/2022 for the amount of $2279.17xx. The monthly P&I is in the amount of $1581.02 with an interest rate of 3.00%. The current UPB is reflected in PH for the amount of $xx. No comments have been found regarding the foreclosure and bankruptcy. The occupancy is unable to be determined. No comments have been found regarding the property damage or repair. Also, no comments have been found regarding the income impacted due to covid-19. The borrower does xx in xx for 20 years. xx:xx:xx	Not Applicable	Field: Age of Loan Loan Value: x Tape Value: x |---| -x |----| -xx.xxxxx% Comment: As per tape data, age of loan is x. However it reflects x. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -xx.xxx%   Variance %: -xx.xxxxx%   Comment: As per Tape data, Post close housing ratio is xx.xxx%. However final application documents reflect as xx.xxx%.   Tape Source: Initial   Tape Type:
																																																																																				Field: Housing Ratio per U/W (Initial Rate) Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: -xx.xxx% Variance %: -xx.xxxxx% Comment: As per Tape data, Post close housing ratio is xx.xxx%. However final application documents reflect as xx.xxx%. Tape Source: Initial Tape Type:	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 57.49% as the borrower’s income is $3,964.47 and the total expenses are in the amount of $2,279.17 and the loan was underwritten by AUS/DU (xx) & its recommendation is “Approve/Ineligible” and DTI is showing in it as 57.49%."		* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at the DTI of 57.49%. Provided seller’s tape shows the borrower's rental income is not supported, which may push DTI to 60%. Further details are not provided to confirm the same. Unable to rely on the documents in the loan file and unable to calculate ATR."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
45908090	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,673.32	02/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,452.54	2.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	798	Not Applicable	37.956%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 with lender MERS as nominee xx Corporation and recorded on xx/XX/2021 for the amount of $xx.
There are no active liens and judgments against the borrower.
County taxes for the year 2021-2022 have been paid for the amount of $1673.32. No prior tax delinquency has been found.	According to the payment history as of dated xx/XX/2022, the borrower is regular with the payment and the next due date is xx/XX/2022. The last payment was received on xx/XX/2022 for the amount of $2332.11xx. The monthly P&I is in the amount of $1452.54 with an interest rate of 2.875%. The current UPB is reflected in PH for the amount of $xx.	xx:The current status of the loan is performing. According to the payment history as of dated xx/XX/2022, the borrower is regular with the payment and the next due date is xx/XX/2022. The last payment was received on xx/XX/2022 for the amount of $2332.11xx. The monthly P&I is in the amount of $1452.54 with an interest rate of 2.875%. The current UPB is reflected in PH for the amount of $xx.
No comments have been found regarding the foreclosure and bankruptcy. The occupancy is unable to be determined. No comments have been found regarding the property damage or repair. Also, no comments have been found regarding the income impacted due to covid-19. The borrower is working in sale department for the co xx. xx:xx:xx	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Age of Loan Loan Value: x Tape Value: x |---| -x |----| -xx.xxxxx% Comment: Age of loan is x. Tape Source: Initial Tape Type:	4: Unacceptable	* ComplianceEase Exceptions Test Failed (Lvl 4) "This loan failed the revised loan estimate delivery date test due to the revised loan estimate delivery date 05/XX/2021 is same as the initial closing disclosure delivery date 05/XX/2021."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Appraisal report available in the loan file is completed on 2055 however as per AUS/DU reflects appraisal based on an interior and exterior property inspection on form 1004 is required."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "This loan failed the TRID total of payments test. The total of payments is $xx. The disclosed total of payments of $xx is not considered accurate because it is understated by more than $100."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Missing valid COC for a fee increase on CD dated 06/XX/2021.  LE dated 05/XX/2021 reflects points - loan discount fee of $1,034.00, however, CD dated 06/XX/2021 reflects points - loan discount fee of $1,358.39. This is a fee increase of $324.39 for a non-shoppable fee which exceeds the 0% tolerance for non-shoppable fees."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement is missing from the loan documents."
* Missing Required Disclosures (Lvl 3) "Home loan toolkit/acknowledgment/disclosure tracking is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 37.96%. Seller tape shows self-employment income is not documented. Unable to rely on docs in file and unable to calc ATR."
																																																																																								* ComplianceEase TILA Test Failed (Lvl 2) "Finance charge disclosed on final CD as $xx. Calculated finance charge is $xx for an under disclosed amount of $1,286.67. Reason for finance charge under disclosure is unknown. Subject loan is a purchase, originated on xx and the SOL is 1 year."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
43986155	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,551.34	01/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$724.83	5.200%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	714	Not Applicable	48.529%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2020 with lender MERS as nominee for xx Loan, Inc and recorded on xx/XX/2020 for the amount of $xx.
There are no active liens and judgments against the borrower.
Taxes for the year 2021-22 will be due on xx/XX/2022 for the total amount of $1551.34. No prior year tax delinquency has been found.	According to the payment history as of dated xx/XX/2022, the borrower is regular with the payment and the next due date is xx/XX/2022. The last payment was received on xx/XX/2022 for the amount of $923.07xx. The monthly P&I is in the amount of $724.83 with an interest rate of 5.200%. The current UPB is reflected in PH for the amount of $xx.	xx:The current status of the loan is performing. According to the payment history as of dated xx/XX/2022, the borrower is regular with the payment and the next due date is xx/XX/2022. The last payment was received on xx/XX/2022 for the amount of $923.07xx. The monthly P&I is in the amount of $724.83 with an interest rate of 5.200%. The current UPB is reflected in PH for the amount of $xx.
No comments have been found regarding the foreclosure and bankruptcy. The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. Also, no comments have been found regarding the income impacted due to covid-19. The borrower is working as xx in xx Command for 2 years. xx:xx:xx	Not Applicable	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Original Appraisal Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: -xxx (Days)   Variance %:    Comment: Appraisal report reflects appraisal date as xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value Loan Value: $xxxxxx.xx Tape Value: $xxxxxx.xx Variance: $-xxxx.xx Variance %: -x.xxxxx% Comment: Appraisal report reflects appraised value as $xx. Tape Source: Initial Tape Type:	3: Curable	* DSCR is less than 1.00 (Lvl 3) "Net operating income is $xx and annual payment (Debt Service) is $xx and their debt service cover ratio (DSCR) is 0.97 which is less than 1."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Subject approve/eligible at 48.529%. Tape shows undisclosed debt with NFCU mortgage payment is not included in DTI. DTI may push up to 72.11%. Unable to rely on docs in file and unable to calc ATR. Subject property is NOO."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
25225980	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,027.08	02/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,706.31	2.250%	360	xx	xx	VA	Fixed	Refinance	xx	xx	Streamline Refinance	No	xx	xx	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	790	788	Not Applicable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 with lender MERS as nominee for xx Loans, Inc and recorded on xx/XX/2021 for the amount of $xx.
There are no active liens and judgments against the borrower.
Annual county taxes for the year 2021 will be due on xx/XX/2022 for the amount of $7027.08. No prior year tax delinquency has been found.	According to the payment history as of dated xx/XX/2022, the borrower is regular with the payment and the next due date is xx/XX/2022. The last payment was received on xx/XX/2022 for the amount of $4454.75xx. The monthly P&I is in the amount of $3706.31 with an interest rate of 2.250%. The current UPB is reflected in PH for the amount of $xx.	xx:The current status of the loan is performing. According to the payment history as of dated xx/XX/2022, the borrower is regular with the payment and the next due date is xx/XX/2022. The last payment was received on xx/XX/2022 for the amount of $4454.75xx. The monthly P&I is in the amount of $3706.31 with an interest rate of 2.250%. The current UPB is reflected in PH for the amount of $xx.
No comments have been found regarding the foreclosure and bankruptcy. The occupancy is unable to be determined. No comments have been found regarding the property damage or repair. Also, no comments have been found regarding the income impacted due to covid-19. The borrower is retired. xx:xx:xx	Not Applicable	Missing Initial Closing Disclosure Missing or error on the Rate Lock Mortgage Insurance	Field: Borrower x Current Employer x Contact Name Loan Value: xx Tape Value: xx |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: Not Applicable   Tape Value: x.xxx%   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: Yes   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: MI Coverage Amount   Loan Value: Unavailable   Tape Value: x.xxx%   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xxx.xxx%   Tape Value: xxx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx Loan Amount: $xx CLTV = xxx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx%   Tape Value: xx%   Variance: xx%   Variance %: xx%   Comment: Collateral Value used for Underwriting: $xx Loan Amount: $xx LTV = xx%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxx   Tape Value: xxxxxxxxxXXX   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xxxxxxxxx Tape Value: XXXxxxxxxxxx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan fails loan origination fee Test due to fees charged $9,693.85 fees threshold $9,549.84 over by +$144.01.
The below fees were included in the test:
Closing Protection Letter paid by Borrower: $25.00
Loan Origination Fee paid by Borrower: $8,999.96
Settlement or Closing Fee paid by Borrower: $575.00
Tax Service Fee paid by Borrower: $93.89"
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3)     "TRID tolerance test is incomplete due to initial CD is missing from loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows VA/GNMA seasoning not met. No further details are available."
* MI, FHA or MIC missing and required (Lvl 3)     "VA guaranty certificate is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial closing disclosure is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
12228480	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,953.06	01/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,282.84	2.250%	360	xx	xx	VA	Fixed	Refinance	xx	xx	Streamline Refinance	No	xx	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	805	808	Not Applicable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2022 reflects that the subject mortgage was originated on xx/XX/2021 with the lender MERS as nominee for xx in the amount of $xx, which was recorded on xx/XX/2021 Instrument# | Book/Page# xx.
The chain of the assignment has been completed. Currently, the mortgage assignment is with MERS as nominee for xx  which was recorded on xx/XX/2021.
No active liens and judgments have been found against the borrower and the property.
Combined 1st and 2nd half taxes of 2022 are due in the amount of $6953.06.
No prior year’s delinquent taxes have been found.	According to a review of the payment history as of xx/XX/2022, the loan is currently performing and the next due date for the regular payment is xx/XX/2022. The last payment was received on xx/XX/2022 total in the amount of PITI $2,893.07 which includes P&I $2,282.84 with the rate of interest 2.250%, which was applied for the due date of xx/XX/2022. The UPB reflected in the latest payment history is in the amount of $xx.	xx:According to the review of the servicing comments, the current status of loan is performing. The next due date for the regular payment is xx/XX/2022. The UPB reflected in the latest payment history is in the amount of $xx.
No comment has been found regarding reason for default.
The borrower xx is Homemaker for 10 years.
Covid attestation is located at “xx”. However, no details have been found regarding covid impact.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No details have been found regarding damage. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	Field: Borrower x Current Employer x Contact Name Loan Value: xx Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: Not Applicable   Tape Value: x.xxx%   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: Yes   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: MI Coverage Amount   Loan Value: Not Applicable   Tape Value: x.xxx%   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -xx  Variance %: xx   Comment: Collateral Value used for Underwriting: $xx. Amount of Secondary Lien(s): $x. Loan Amount: $xx. CLTV=xx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx%   Tape Value: xxx%   Variance: -xx   Variance %: -xx   Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. LTV=xxx%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxx   Tape Value: xxxxxxxxXXXX   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xxxxxx Tape Value: XXXXxxxxxxxx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "The loan fails loan origination fee test due to fee charged $6,693.89. fee threshold $5,936.66. over by+$757.23.
Below fees were included in the loan origination fee test :
Mortgage Broker Fee paid by Borrower: $6,000.00
Notary Fee paid by Borrower: $50.00
Settlement or Closing Fee paid by Borrower: $550.00
Tax Service Fee paid by Borrower: $93.89."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape shows in VA IRRRL streamline refinance loans, there should waiting period or gap between of 210 days first payment date of existing mortgage which is getting paid off and between closing of our new subject loans. In this loan the waiting period is not satisfied."
* MI, FHA or MIC missing and required (Lvl 3)     "VA loan guaranty certificate is missing in the loan file."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."			Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
37168034	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,828.55	01/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$663.61	2.875%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	631	Not Applicable	40.505%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2022 shows that the subject mortgage was originated on xx/XX/2021 and was recorded on xx/XX/2021 in the amount of $xx, with MERS as nominee for xx, recorded with the Bookxx.

There is no chain of assignment as the subject mortgage is with the original lender xx

No active liens and judgments have been found against borrower and property.

There are no prior year real estate delinquent taxes.	According to the payment history as of xx/XX/2022, the borrower is current with the loan. The last payment was received on xx/XX/2022, which was applied for the due date of xx/XX/2022 and the next due date for payment is xx/XX/2022.The P&I is in the amount of $663.61 and PITI is in the amount of $1,018.64. The UPB reflected as per the payment history is in the amount of $xx.	xx:The current status of the loan is performing.
According to the payment history as of xx/XX/2022, the borrower is current with the loan. The last payment was received on xx/XX/2022, which was applied for the due date of xx/XX/2022 and the next due date for payment is xx/XX/2022.The P&I is in the amount of $663.61 and PITI is in the amount of $1,018.64. The UPB reflected as per the payment history is in the amount of $xx.
The subject property has been occupied by the owner. The borrower's intention is to keep the property.
No evidence has been found regarding bankruptcy and foreclosure.
As per the review of collection comments, the subject property is in good condition. No evidence of damage or repairs has been found.
No evidence has been found regarding COVID-19.
As per the 1003, the borrower is working at “xx”, as a “xx” for 5 years. xx:xx:xx	Not Applicable	Mortgage Insurance	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Original Appraisal Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -x (Days)   Variance %:    Comment: Appraisal report reflects original appraisal date as xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx%   Tape Value: xx%   Variance: xx%   Variance %: xx%   Comment: Collateral Value used for Underwriting$xx. Amount of Secondary Lien(s):$x. Loan Amount:$xx. CLTV = xx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx%   Tape Value: xx%   Variance: xx%   Variance %:xx%   Comment: Collateral Value used for Underwriting$xx. Loan Amount:$xx. LTV = xx%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxx   Tape Value: xxxxxxXXXXXX   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xxxxxx Tape Value: XXXXXXxxxxxx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Seller tape shows loan is uninsurable. AUS re-scored as refer, manual underwriting is required and ZFHA is invalid."
																																																																																							* MI, FHA or MIC missing and required (Lvl 3) "Mortgage insurance certificate is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
87457306	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,378.78	01/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$989.88	2.250%	360	xx	xx	FHA	Fixed	Refinance	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	592	Not Applicable	54.106%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 and recorded on xx/XX/2021, in the amount of $xx with MERS as nominee for xx

Chain of assignment is not available. Currently the subject loan is with original lender xx

No active judgments or liens have been found.

1st and 2nd county taxes of 2020 have been paid in the total amount of $7,378.78.

No prior year delinquent taxes have been found.	According to payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $1,896.96 which was applied for due date xx/XX/2022. The current P&I is in the amount of $989.88 and current PITI is in the amount of $1,896.96 with an interest rate of 2.250%. The current UPB reflected as per the payment history is in the amount of $xx.	xx:According to servicing comments, the current status of the loan is performing.

According to payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $1,896.96 which was applied for due date xx/XX/2022. The current P&I is in the amount of $989.88 and current PITI is in the amount of $1,896.96 with an interest rate of 2.250%. The current UPB reflected as per the payment history is in the amount of $xx.

Covid-19 attestation is available in the loan file located at “xx”.

As per final application, the borrower xx has been working at xx as a xx for 8.6 years.

No comment pertaining to the damage on the subject property has been observed.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found. xx:xx:xx	Not Applicable	Mortgage Insurance	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| x.xxx% |----| x.xxxxx% Comment: As per Tape data, Post Close DTI is xx.xxx%. However Final Application documents reflects as xx.xxx%. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xx (Days)   Variance %:    Comment: Original appraisal date is x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx%   Tape Value: xx%   Variance: xx%   Variance %: xx%   Comment: Collateral Value used for Underwriting: $xx. Amount of Secondary Lien(s): $x. Loan Amount: $xx. CLTV = xx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx%   Tape Value: xx%   Variance: xx%   Variance %: x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. LTV = xx%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxx   Tape Value: xxxxxxxxxxXX   Variance:    Variance %:    Comment: PH string is xxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxx   Tape Value: XXxxxxxxxxxx   Variance:    Variance %:    Comment: PH reversed string is xxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Change in Rate/Term Tape Value: Limited Cash Out (GSE definition) Variance: Variance %: Comment: Purpose of refinance is Change in Rate/Term. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Refinancing as FHA is not an option without minimum seasoning of at least 6 months and principal reduction. Tape shows uninsured FHA insurance application unsuccessful cause of data entry error. Mortgage amount without UFMI cannot exceed $xx for value $xx RE LTV loan paid off initially closed 2/24 and case was assigned 2/12 prior to the 12 month seasoning to use current value. We should have used $xx purchase price from original purchase due to less than 12 months old."	* MI, FHA or MIC missing and required (Lvl 2) "Mortgage insurance is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 54.10% as the borrower’s income is $5,548.44 and total expenses are in the amount of $3,002.06 and the loan was underwritten by DU xx and its recommendation is “Approve/Eligible” with a DTI of 54.10%."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
79477692	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,316.47	02/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$921.95	2.750%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	640	Not Applicable	54.615%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 and recorded on xx/XX/2021, in the amount of $xx with MERS as nominee for xx

Chain of assignment is not available. Currently the subject loan is with original lender xx

No active judgments or liens have been found.

Annual county taxes of 2021 have been paid in the total amount of $2,223.81 on xx/XX/2021.

No prior year delinquent taxes have been found.	According to payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $1,384.20 which was applied for due date xx/XX/2022. The current P&I is in the amount of $921.95 and current PITI is in the amount of $1,384.20 with an interest rate of 2.750%. The current UPB reflected as per the payment history is in the amount of $xx.	xx:According to servicing comments, the current status of the loan is performing.

According to payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $1,384.20 which was applied for due date xx/XX/2022. The current P&I is in the amount of $921.95 and current PITI is in the amount of $1,384.20 with an interest rate of 2.750%. The current UPB reflected as per the payment history is in the amount of $xx.

As per final application, the borrower xx is working at xx for 4 years.

No comment pertaining to the damage on the subject property has been observed.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found. xx:xx:xx	Not Applicable	Mortgage Insurance Notice of Servicing Transfer	Field: Borrower x Current Employer x Contact Name Loan Value: xx F Tape Value: xx|---| |----| Comment: As per final application, the borrower xx. is working at xx as xx for x years. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: Original appraisal date is xx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx%   Variance: xx%   Variance %: xx%   Comment: Original CLTVratio is xx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx%   Tape Value: xx%   Variance: xx%   Variance %: xx%   Comment: Original standard LTV (OLTV) is xx%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxx   Tape Value: xxxxxxxXXXXX   Variance:    Variance %:    Comment: PH string is xxxxxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xxxxxx Tape Value: XXXXXxxxxxxx Variance: Variance %: Comment: PH reversed string is xxxxxx. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows AUS when re-ran reflects recommendation as “Refer” and manual underwriting needs to be done on the loan. AUS in file reflects risk class as “Accept” with DTI of 55%."	* MI, FHA or MIC missing and required (Lvl 2) "Mortgage insurance certificate is missing from loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 54.615%, the borrower’s income was $$3,574.48 and total expenses are in the amount of $1952.20 and the loan was underwritten by LP xx and its recommendation is “Accept” with a DTI of 55%."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
69197616	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$3,876.80	01/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$552.77	3.250%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	603	Not Applicable	46.012%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 and recorded on xx/XX/2021, in the amount of $xx with MERS as nominee for xx

Chain of assignment is not available. Currently the subject loan is with original lender xx

There is an active mortgage which was recorded prior to the subject mortgage. The subject mortgage was recorded on xx/XX/2021. The prior mortgage was recorded on xx/XX/2009 in the amount of $xx with MERS as nominee for  xx .

There is a prior credit card judgment against the borrower in favor of xx LLC recorded on xx/XX/2014 in the amount of $xx.

1st and 2nd county taxes of 2021 have been paid in the total amount of $3,876.80.

No prior year delinquent taxes have been found.	According to payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $1,064.97 which was applied for due date xx/XX/2021. The current P&I is in the amount of $552.77 and current PITI is in the amount of $1,064.97 with an interest rate of 3.250%. The current UPB reflected as per the payment history is in the amount of $xx.	xx:According to servicing comments, the current status of the loan is performing.

According to payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $1,064.97 which was applied for due date xx/XX/2021. The current P&I is in the amount of $552.77 and current PITI is in the amount of $1,064.97 with an interest rate of 3.250%. The current UPB reflected as per the payment history is in the amount of $xx.

Covid-19 attestation is available in the loan file located at “xx”.

As per final application, the borrower xx has been working at xx  as a xx for 6 months.

No comment pertaining to the damage on the subject property has been observed.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found. xx:xx:xx	Not Applicable	Hazard Insurance Mortgage Insurance	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: N/A. Tape Source: Initial Tape Type:
Field: Original Appraisal Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xx (Days)   Variance %:    Comment: Original appraisal date is x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx%   Tape Value: xx%   Variance: xx%   Variance %:xx%   Comment: Original CLTV ratio is xx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx%   Tape Value:xx%   Variance:xx%   Variance %: xx%   Comment: Original standard LTV is xx%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxx   Tape Value: xxxxxxxxxXXX   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxx   Tape Value: XXXxxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "This loan failed the TRID total of payments test. The total of payments is $xx. The disclosed total of payments of $xx is not considered accurate because it is understated by more than $100."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Finance charge disclosed on Final CD as $xx. Calculated Finance Charge is $xx for an under disclosed amount of $1,074.23.  Reason for Finance Charge under disclosure is unknown."
* Loan program disclosure missing or unexecuted (Lvl 3)     "Seller tape shows seller and lender credits exceed max and corrupted the minimum required investment needed from the borrower. Final closing disclosure reflect IPC is 5.936% which is within guideline also AUS reflects required funds are $1,638.00 and available funds are $2,637.00."
* Missing proof of hazard insurance (Lvl 3) "Hazard insurance policy is missing from the loan documents."	* ComplianceEase TILA Test Failed (Lvl 2) "Finance charge disclosed on Final CD as $xx. Calculated finance charge is $xx for an under disclosed amount of $1,074.23. Reason for finance charge under disclosure is unknown. Subject loan is a purchase, originated on xx and the SOL is 1 year."
* MI, FHA or MIC missing and required (Lvl 2)     "This loan is an FHA. MI certificate is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 46.012% as the borrower's income is $4,950.93 and total expenses are in the amount of $2,278.00 per AUS/DU xx and its recommendation is “Approve/Eligible with 46.01%”."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
95857996	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,880.14	01/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$661.50	2.990%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	609	Not Applicable	43.889%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 and recorded on xx/XX/2021, in the amount of $xx with MERS as nominee for xx

Chain of assignment is not available. Currently the subject loan is with original lender xx

There is a prior credit card judgment against the borrower in favor of xx. recorded on xx/XX/2020 in the amount of $8,387.56.

Annual combined taxes of 2021 have been paid in the total amount of $4,880.14 on xx/XX/2021.

No prior year delinquent taxes have been found.	According to payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $1,205.39 which was applied for due date xx/XX/2022. The current P&I is in the amount of $661.50 and current PITI is in the amount of $1,205.39 with an interest rate of 2.990%. The current UPB reflected as per the payment history is in the amount of $xx.	xx:According to servicing comments, the current status of the loan is performing.

According to payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $1,205.39 which was applied for due date xx/XX/2022. The current P&I is in the amount of $661.50 and current PITI is in the amount of $1,205.39 with an interest rate of 2.990%. The current UPB reflected as per the payment history is in the amount of $xx.

Covid-19 attestation is available in the loan file located at “xx”.

As per final application, the borrower xx is working at xx as xx for 5.2 years.

No comment pertaining to the damage on the subject property has been observed.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found. xx:xx:xx	Not Applicable	Mortgage Insurance	Field: Borrower x Current Employer x Contact Name Loan Value: xx Tape Value: xx |---| |----| Comment: As per final application, the borrower xx is working at xx as xxfor x.x years. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xx (Days)   Variance %:    Comment: Original appraisal date is x/XX/xxxx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx%   Tape Value: xx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Original CLTV ratio percent is xx.xxx%   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx%   Tape Value: x%   Variance: xx%   Variance %: xx%   Comment: Original standard LTV(CLTV) is xx%   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxx   Tape Value: xxxxxxxxxXXX   Variance:    Variance %:    Comment: PH srting is xxxxxxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxx   Tape Value: XXXxxxxxxxxx   Variance:    Variance %:    Comment: PH reversed srting is xxxxxxx.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Property address is xx Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Provided seller’s tape is showing an alert that the total case rescored as "Refer" but such AUS is missing from the loan file. A manual underwriting is required to the loan."
* Missing Required Disclosures (Lvl 3) "Settlement services providers list (SSPL) disclosure is missing from the loan file."	* MI, FHA or MIC missing and required (Lvl 2) "This loan is an FHA. MI certificate is missing from the loan file."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44% as the borrower’s income is $3,663.33 and the total expenses are in the amount of $1,607.79 and the loan was underwritten by AUS/LP (xx & its recommendation is “Accept” and DTI is showing in it as 44%."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
98999757	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,352.34	02/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$785.83	2.750%	360	xx	xx	FHA	Fixed	Refinance	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	634	Not Applicable	52.504%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2022 reflects that the subject mortgage was originated on xx/XX/2021 with the lender MERS as nominee for xx in the amount of $xx, which was recorded on xx/XX/2021 Instrument# | Book/Page# xx.
There is no chain of assignment as the subject mortgage is with the original lender xx
No active liens and judgments have been found against the borrower and the property.
No prior year’s delinquent taxes have been found.	According to a review of the payment history as of xx/XX/2022, the loan is currently performing and the next due date for the regular payment is xx/XX/2022. The last payment was received on xx/XX/2022 total in the amount of PITI $1,341.93 which includes P&I $785.83 with the rate of interest 2.750%, which was applied for the due date of xx/XX/2022. The UPB reflected in the latest payment history is in the amount of $xx.	xx:According to the review of the servicing comments, the current status of loan is performing. The next due date for the regular payment is xx/XX/2022. The UPB reflected in the latest payment history is in the amount of $xx.
No comment has been found regarding reason for default.
The borrower xx has been working at xx as a xx for 5 years.
Covid attestation is located at “xx”. However, no details have been found regarding covid impact.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No details have been found regarding damage. xx:xx:xx	Not Applicable	Mortgage Insurance Notice of Servicing Transfer	Field: Borrower x Current Employer x Contact Name Loan Value: xx Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Income Bx U/W   Loan Value: $xxxx.xx   Tape Value: $xxxx.xx   Variance: $-xx.xx   Variance %: -x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: $xxxxxx.xx   Tape Value: $xxxxxx.xx   Variance: $xxxxx.xx   Variance %: xx.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx%   Tape Value: xx%   Variance: -xx%   Variance %: -xx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx%   Tape Value: xx%   Variance: -xx%   Variance %: -xx%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxx   Tape Value: xxxxxxxxXXXX   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxx   Tape Value: XXXXxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 52.504% as the borrower’s income is $3,640.00 and total expenses are in the amount of $1,911.15 and the loan was underwritten by DU (xx) and its recommendation is “Refer/Ineligible” with a DTI of 52.72%."	* Loan does not conform to program guidelines (Lvl 3) "Seller tape shows that ZFHA status is invalid and manual underwriting is not allowed. DU is refer using the acquisition price for LTV Calculation."
* MI, FHA or MIC missing and required (Lvl 3)     "MI cert is missing from the loan file."
																																																																																							* Notice of Servicing Transfer missing or unexecuted (Lvl 3) "Servicing transfer disclosure is missing from the loan file."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
91775311	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,851.20	01/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,044.49	2.750%	360	xx	xx	FHA	Fixed	Refinance	xx	xx	Streamline Refinance	No	xx	xx	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Not Applicable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 in the amount of xx with MERS as nominee for xx, which was recorded on xx/XX/2021.
No assignment has been found. Currently, the mortgage is with the lender MERS as nominee for xx
No active judgments or liens have been found.
Annual county taxes for 2021 have been paid in the amount of $3171.75.
Annual school taxes for 2021 have been paid in the amount of $3679.45.
No prior year delinquent taxes have been found.	As per the review of the payment history as of xx/XX/2022, the borrower is current with the loan and the next payment is due for xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $1,742.25 which was applied for xx/XX/2022. The P&I is $1,044.49 and PITI is $1,742.25. The UPB is $xx.	xx:The loan is currently performing and the next payment is due for xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $1,742.25 which was applied for xx/XX/2022. No records for foreclosure and bankruptcy have been found. The RFD is unable to be determined. The borrower xx has been working at xx as a xx.
The covid-19 attestation is available at “xx”. xx:xx:xx	Not Applicable	Mortgage Insurance	Field: Borrower DTI Ratio Percent Loan Value: Not Applicable Tape Value: x.xxx% |---| |----| Comment: NA. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx%   Tape Value: xx%   Variance:xx%   Variance %: xx%   Comment: Collateral value used for underwriting: $xx. Amount of secondary lien: $x.xx. Loan amount:$xx. CLTV=xx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx%   Tape Value:xx%   Variance: xx%   Variance %: xx%   Comment: Collateral value used for underwriting: $xx, loan amount: $xx. LTV=xx%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxx   Tape Value: xxxxxxxxXXXX   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xxxxxxx Tape Value: XXXXxxxxxxxx Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Seller tape reflects the issue as the loan was closed as FHA uninsured due to incorrect property address. However, operation was unsuccessful while obtaining the closing documents with correct address because the borrower has been unresponsive."
																																																																																							* MI, FHA or MIC missing and required (Lvl 3) "FHA MI certificate is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
21389583	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$1,966.40	01/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,764.83	2.250%	360	xx	xx	VA	Fixed	Cash Out	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	790	Not Applicable	42.103%	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2022 shows that the subject mortgage was originated on xx/XX/2021 and was recorded on xx/XX/2021 in the amount of $xx with MERS as nominee for xx, recorded with the Instrument#2021-xx There is no chain of assignment as the subject mortgage is with the original lender MERS as nominee for xx.

There is active senior mortgage against the subject property in the favor of ‘MERS as nominee for xx.’, the in amount of $xx which was originated on xx/XX/2018 and recorded on xx/XX/2018 xx.

2nd installment combined taxes of 2021/2022 have been due on xx/XX/2022 in the amount of $983.20.	According to the payment history as of xx/XX/2022, the borrower is current with the loan. The last payment was received on xx/XX/2022, which was applied for the due date of xx/XX/2022 and the next due date for payment is xx/XX/2022.The P&I is in the amount of $1,764.83 and PITI is in the amount of $1,988.83. The UPB reflected as per the payment history is in the amount of $xx.	xx:The current status of the loan is performing.
According to the payment history as of xx/XX/2022, the borrower is current with the loan. The last payment was received on xx/XX/2022, which was applied for the due date of xx/XX/2022 and the next due date for payment is xx/XX/2022.The P&I is in the amount of $1,764.83 and PITI is in the amount of $1,988.83. The UPB reflected as per the payment history is in the amount of $xx.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence of damage or repairs has been found.
No evidence has been found regarding COVID-19.
Borrower’s employment details are not available. xx:xx:xx	Not Applicable	Affiliated Business Disclosure Initial 1003_Application Note	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| x.xxx% |----| x.xxxxx% Comment: The borrower’s income is $x,xxx.xx and total expenses are in the amount of $x,xxx.xx. So calculated DTI ratio is xx.xxx%. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: Yes   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -x (Days)   Variance %:    Comment: Appraisal report reflects appraisal date as xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: $xxxxxx.xx   Tape Value: $xxxxxx.xx   Variance: $-xx.xx   Variance %: -x.xxxxx%   Comment: Appraisal report reflects appraised value as $xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxx   Tape Value: XXXXXXXXXXXXXXXXXXXXXxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxx   Tape Value: xxxXXXXXXXXXXXXXXXXXXXXX   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Note signed on xx reflects the property address as xx.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Cash Out - Other   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment: Final CD reflects purpose of refinance as Cash Out - Other.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-x Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Note is missing or unexecuted (Lvl 4) ""The original note is missing from the loan file along with lost note affidavit. Loan has never been modified since origination."	* Final Application Incomplete (Lvl 3) "Lender loan information addendum of final application is missing from the loan documents."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership counseling disclosure is missing from loan documents."
* Intent to Proceed Missing  (Lvl 3)     "Intent to proceed is missing in loan file."
* Loan does not conform to program guidelines (Lvl 3)     "Subject loan is VA refinance. Seller tape shows seasoning fail. No further details are provided."
* Missing Initial 1003_Application (Lvl 3)     "Initial application is missing from the loan documents."
																																																																																							* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "The affiliated business disclosure is missing from the loan documents."			Minimal	Pass	Pass	No Result	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
83282662	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,927.76	01/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,210.84	2.625%	180	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	763	Not Applicable	30.042%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 and recorded on xx/XX/2021, in the amount of $xx, with MERS as nominee for xx., with Instrument#xx.

The chain of assignment has not been completed. Currently, the assignment is with MERS as nominee for xx. The last assignment should be with xx

There are two city liens in the favor of “City of xx” and “City of xx;”, which were recorded on xx/XX/1988 and xx/XX/1994.

Annual combined taxes of 2021 have been paid on xx/XX/2021 in the amount of $1,927.76.	According to the payment history as of xx/XX/2022, the last payment was received on xx/XX/2022 which was applied for the due date of xx/XX/2022 and the next due date for payment is xx/XX/2022. The P&I is in the amount of $1,210.84 and PITI is in the amount of $1,417.41. The UPB reflected as per the payment history is in the amount of $xx.	xx:The current status of the loan is performing.
According to the payment history as of xx/XX/2022, the last payment was received on xx/XX/2022 which was applied for the due date of xx/XX/2022 and the next due date for payment is xx/XX/2022. The P&I is in the amount of $1,210.84 and PITI is in the amount of $1,417.41. The UPB reflected as per the payment history is in the amount of $xx.
The reason for default is unable to be determined from the latest servicing comments.
No evidence has been found regarding damage or repairs in the latest servicing comments.
As per 1003, the borrower is self-employed. He has been running “xx” for 27.1 years.
The loan was originated on xx/XX/2021. The covid-19 attestation is located at: “xx”. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xxx.xxx% |---| -xxx.xxx% |----| -xxx.xxxxx% Comment: As per Tape data, Post Close DTI is xxx.xxx%. However Final Application documents reflects as xx.xxx%. Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value: Collections   Variance:    Variance %:    Comment: The current status of the loan is performing.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: xx  Tape Value: xx  Variance: -xx (Days)   Variance %:    Comment: Original appraisal date is xx.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: $xx  Tape Value: $xx   Variance: $-xx   Variance %: -xx%   Comment: Original appraised value xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: x   Tape Value: XXXXXXXXXXXXXXXXXXXXXXxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: x   Tape Value: xxXXXXXXXXXXXXXXXXXXXXXX   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Cash Out - Other   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment: Purpose of refinance per application is Cash out-other.   Tape Source: Initial   Tape Type:
																																																																																				Field: Purpose of Transaction per HUD-x Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: Purpose of transaction per HUD-x is Cash out. Tape Source: Initial Tape Type:	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 30.04%. Per tape, self-employed income calculated incorrectly. DTI may be over 147%. Unable to rely on docs in file and unable to calc ATR."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
67081446	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,653.80	01/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$763.40	2.875%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	745	Not Applicable	44.169%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 and recorded on xx/XX/2021, in the amount of $xx, with MERS as nominee for xx, with Instrument#xx|Book/Page#xx/318.

The chain of assignment has been completed. Currently, the assignment is with MERS as nominee for xx.

There are two civil judgments against the borrower in the favor of “xx ” and “xx”, which were recorded xx/XX/2002 & xx/XX/2002 xx in the total amount of $9,737.27.

1st & 2nd installment combined taxes of 2021 have been paid on xx/XX/2021 and xx/XX/2021 in the amount of $2,653.80.	According to the payment history as of xx/XX/2022, the last payment was received on xx/XX/2022 which was applied for the due date of xx/XX/2022 and the next due date for payment is xx/XX/2022. The P&I is in the amount of $763.40 and PITI is in the amount of $1,095.08. The UPB reflected as per the payment history is in the amount of $xx.	xx:The current status of the loan is performing.
According to the payment history as of xx/XX/2022, the last payment was received on xx/XX/2022 which was applied for the due date of xx/XX/2022 and the next due date for payment is xx/XX/2022. The P&I is in the amount of $763.40 and PITI is in the amount of $1,095.08. The UPB reflected as per the payment history is in the amount of $xx.
The reason for default is unable to be determined from the latest servicing comments.
No evidence has been found regarding damage or repairs in the latest servicing comments.
As per the 1003, currently the borrower is retired.
The loan was originated on xx/XX/2021. The covid-19 attestation is located at: “xx”. xx:xx:xx	Not Applicable	Hazard Insurance Transmittal (1008)	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| -x.xxx% |----| -x.xxxxx% Comment: Final application reflects DTI as xx.xxx% Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value: Collections   Variance:    Variance %:    Comment: The current status of the loan is performing.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: $xx  Tape Value: $xx   Variance: $-xx   Variance %: -xx%   Comment: Final CD reflects appraised value as $xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxx   Tape Value: XXXXXXXXXXXXXXxxxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xxxxxxxxxxx Tape Value: xxxxxxxxxXXXXXXXXXXXXXXX Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Missing proof of hazard insurance (Lvl 3) "Valid hazard insurance policy is missing from the loan documents."
* Transmittal (1008) is Missing (Lvl 3) "Final transmittal summary is missing from the loan documents"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 44.17%. Per tape, seller defect shows undisclosed debt at closing DTI may push 54%. Further details not provided. Unable to rely on documents in file and unable to calculate ATR."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.169%, the borrower's income is $3,733.56 and total expenses are in the amount of $1,649.08 and the loan was underwritten by DUxx and its recommendation is “Approve/Eligible” with a DTI of 44.17%."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
83135554	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,255.62	02/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$973.66	2.750%	360	xx	xx	VA	Fixed	Cash Out	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	759	746	35.190%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2022 shows that the subject mortgage was originated in the amount of $xx on xx/XX/2021 with the lender MERS as nominee for xx which was recorded on xx/XX/2021.
There is no chain of assignment as the subject mortgage is with the original lender xx. However, it should be with xx.
No active judgments or liens have been found.
Taxes of 2021 have been paid in the amount of $2,155.62.	According to the payment history as of xx/XX/2022, the borrower is current with the loan and the last payment was received on xx/XX/2022 which was applied for xx/XX/2022 and the next due date for the payment is xx/XX/2022. The P&I is in the amount of $973.66 and PITI is in the amount of $1,352.32. The UPB reflected is in the amount of $xx.	xx:As per the review of the servicing comments, the current status of the loan is performing and the borrower is current with the loan and the last payment was received on xx/XX/2022 which was applied for xx/XX/2022 and the next due date for the payment is xx/XX/2022. The P&I is in the amount of $973.66 and PITI is in the amount of $1,352.32. The UPB reflected is in the amount of $xx.
The reason for default is unable to be determined.
No comments have been found regarding foreclosure in the latest servicing comments.
No comments have been found regarding bankruptcy in the latest servicing comments.
The subject property has been occupied by the owner. Recent servicing comments do not reflect any damage pertaining to the subject property.
The borrower is working at xx as an xx for 4.2 years. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: N.A. Tape Source: Initial Tape Type:
Field: Original Appraisal Date   Loan Value:xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: Appraisal date is xx.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: $xx  Tape Value: $xx   Variance: $-xx   Variance %: -xx%   Comment: Appraised value is $xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxx   Tape Value: XXXXXXXXXXXXXXXXXXXXXxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xxxxx Tape Value: xxxXXXXXXXXXXXXXXXXXXXXX Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Closing_Disclosure violations (Lvl 3) "Final CD is not hand signed by the borrower."
* Loan does not conform to program guidelines (Lvl 3)     "As per tape, seasoning fail. No further details have been found."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* ROR not hand dated by borrower(s) (Lvl 3) "ROR is not hand signed by the borrower."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
60332845	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,410.64	01/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,914.65	2.750%	360	xx	xx	VA	Fixed	Cash Out	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	705	686	45.967%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2022 shows that the subject mortgage was originated in the amount of $xx on xx/XX/2021 with the lender MERS as nominee for xx which was recorded on xx/XX/2021.
There is no chain of assignment as the subject mortgage is with the original lender xx. However, it should be with xx.
No active judgments or liens have been found.
1st installment tax of 2021 have been paid in the amount of $1,205.32.
2nd installment tax of 2021 is due in the amount of $1,205.32.	According to the payment history as of xx/XX/2022, the borrower is current with the loan and the last payment was received on xx/XX/2022 which was applied for xx/XX/2022 and the next due date for the payment is xx/XX/2022. The P&I is in the amount of $1,914.65 and PITI is in the amount of $2,317.03. The UPB reflected is in the amount of $xx.	xx:As per the review of the servicing comments, the current status of the loan is performing and the borrower is current with the loan and the last payment was received on xx/XX/2022 which was applied for xx/XX/2022 and the next due date for the payment is xx/XX/2022. The P&I is in the amount of $1,914.65 and PITI is in the amount of $2,317.03. The UPB reflected is in the amount of $xx.
The reason for default is unable to be determined.
No comments have been found regarding foreclosure in the latest servicing comments.
No comments have been found regarding bankruptcy in the latest servicing comments.
The subject property has been occupied by the owner.  Recent servicing comments do not reflect any damage pertaining to the subject property.
Unable to confirm employment details at origination based on the available documents and collection comments. xx:xx:xx	Not Applicable	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: NA. Tape Source: Initial Tape Type:
Field: Original Appraisal Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: As per appraisal report appraisal date is xx.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: $xx   Tape Value: $xx Variance: $-xx   Variance %: -xx%   Comment: As per appraisal report appraisal value is $xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxx   Tape Value: XXXXXXXXXXXXXXXXXXXXXxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Reversed Loan Value: xxx Tape Value: xxxXXXXXXXXXXXXXXXXXXXXX Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Seller tape shows APM 19-05 seasoning fail. Prior sale closed xx for xx. Subject closed xx for $xx. No noticeable improvements noted in appraisal. Elevated for client review"	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.97%, the borrower’s income is $6,402.50 and total expenses are in the amount of $2,943.03 and the loan was underwritten by AUS/DU xx and its recommendation is Approve/Eligible with a DTI of 45.97%."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
72409192	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,394.78	02/XX/2022	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	$2,024.41	6.890%	360	xx	xx	Conventional	ARM	Refinance	Unavailable	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	05/XX/2013	$341,333.94	Not Applicable	3.625%	$1,426.37	05/XX/2013	Financial Hardship	According to updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2007 with the lender MERS as nominee for xx Direct in the amount of $xx which was recorded on xx/XX/2007. The chain of assignment has been completed. Currently, the mortgage is with “xx, a xx Trust, for and on behalf and solely with respect to xx, series 2014-1. There are multiple judgments against the borrower total in the amount of $xx which were recorded on different dates with different plaintiffs. All prior taxes have been paid.	As per the review of payment history as of xx/XX/2022, the borrower is current with the loan and next due date is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $1711.25 which was applied for the due date of xx/XX/2022. The current P&I is $1426.37 and PITI is $1711.24. The UPB is $xx.	xx:
The loan is currently performing. As per the review of payment history as of xx/XX/2022, the borrower is current with the loan and next due date is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $1711.25 which was applied for the due date of xx/XX/2022. The current P&I is $1426.37 and PITI is $1711.24. The UPB is $xx.
The loan was modified on xx/XX/2013.
According to the PACER, the borrower xx had filed the bankruptcy under chapter-7 with case#xx on xx/XX/2019. The debtor was discharged on xx/XX/2019 and terminated on xx/XX/2019.The date of last filing is xx/XX/2019.
The details regarding foreclosure have not been found.
No damages were reported. xx:xx:According to the PACER, the borrower xx had filed the bankruptcy under chapter-7 with case#xx on xx/XX/2019. The debtor was discharged on xx/XX/2019 and terminated on xx/XX/2019.The date of last filing is xx/XX/2019.	This modification agreement was signed between the borrower "xx" and lender "xx." with an effective date of xx. The new modified principal balance is $xx. The borrower promises to pay the P&I in the amount of $1426.37 with an step interest rate of 2.500% to 3.625% beginning from xx till the maturity date of xx. Borrower will pay balloon payment of $xx on maturity date.	Affiliated Business Disclosure
Credit Application
HUD-1 Closing Statement
Initial Escrow Acct Disclosure
Loan Program Info Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal	Field: Deferred Balance Amount Loan Value: Not Applicable Tape Value: $xxxx.xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification Interest Bearing Amount   Loan Value: $xxxxxx.xx   Tape Value: $xxxxxx.xx   Variance: $xxxxx.xx   Variance %: xx.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Unavailable   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-x Loan Value: Refinance Tape Value: Cash Out Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with Estimated HUD-1 and Itemization are missing from the loan file."	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An appraisal report at origination is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the California state. The following state disclosures are missing in the loan file; 1.Impound Account Disclosure 2.Cosigner Notice 3.Private Mortgage Insurance Disclosure 4.Hazard Insurance Disclosure 5.Insurer Recommendation Disclosure 6.xx Fair Lending Notice 7.Anti-Tying Disclosure 8.Privacy Notice 9.Notice of Right to Copy of Appraisal 10.Application for Credit-Married Persons 11.Fair Debt Collection Notice 12.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Unable to determine operative index value from available loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
35255026	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	Not Applicable	01/XX/2022	zz	No	Dismissal	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	Unavailable	7.000%	120	xx	xx	HELOC	Fixed	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	3 Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	12/XX/2015	$441,327.51	Not Applicable	3.625%	$1,742.83	02/XX/2016	Financial Hardship	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2003 with the lender “xx.” in the amount of $ 400,000.00 and this was recorded on xx/XX/2003. The chain of the assignment has been completed and currently, the assignment is with xx, IN Trust for xx Llc which was recorded on xx/XX/2014. There is an active junior civil judgment against the borrower in the amount of $xx which is held by “xx N A” and this was recorded on xx/XX/2013. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for the payment is xx/XX/2022. The last payment was received in the amount of $4,901.81 on xx/XX/2022 which was applied to the due date of xx/XX/2022. The current unpaid principal balance is $xx. The current P&I is $1,525.64 and interest rate is 3.625%.	xx:The current status of the loan is performing and the next due date for the payment is xx/XX/2022. The last payment was received in the amount of $4,901.81 on xx/XX/2022 which was applied to the due date of xx/XX/2022. The current unpaid principal balance is $xx. The current P&I is $1,525.64 and interest rate is 3.625%.
This loan has been modified between the borrower xx and the lender xx on xx/XX/2015.
As per the comment dated xx/XX/2021, the reason for default is curtailment of income. No further information is available.
There is no post-origination bankruptcy record.
The foreclosure was initiated in this loan in 2014. However, the foreclosure case has been cancelled on xx/XX/2016. No more evidences are available in the latest 24 months servicing comments regarding further foreclosure proceedings.
No comment pertaining to damage to the subject property has been observed. xx:The foreclosure was initiated in this loan in 2014 and the notice of Lis pendens located at xx shows that the foreclosure complaint was filed on xx/XX/2014 by the creditor “xx” with case#xx-2014 and this was recorded on xx/XX/2014. However, as per the document of “xx” located at xx, the foreclosure case has been cancelled on xx/XX/2016. No more evidences are available in the latest 24 months servicing comments regarding further foreclosure proceedings. xx:xx	This modification agreement was signed between the borrower "xx" and the lender "xx" on xx. The new modified unpaid principal balance is $xx and the borrower has promised to pay the monthly P&I of $1,742.83 with modified interest rate of 3.625%. The payment had begun from xx that is to be ended with the stated maturity date of 01/XX/2056.	Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Modification Interest Bearing Amount Loan Value: $xxxxxx.xx Tape Value: $xxxxxx.xx |---| $xxxxx.xx |----| xx.xxxxx% Comment: Tape Source: Initial Tape Type:
Field: Original Note Doc Date   Loan Value:xx   Tape Value: xx   Variance: -x (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: -x (Days) Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Missing HELOC Disclosures (RESPA) (Lvl 3) "HELOC disclosure is missing from the loan file."	* Application Missing (Lvl 2) "Final 1003 application is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan document."
* Missing Appraisal (Lvl 2)     "An appraisal report at origination is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the xx state. The following state disclosures are missing in the loan file;
1. xx Consumer Credit Disclosure / Fair Credit Reporting Notice
2. xx Interest Rate Disclosure
3. xx Hazard Insurance  Disclosure
4. Tax Escrow Account Designation
5. Mortgage Bankers and Exempt Organizations Preapplication
6. Part 80 Disclosure
7. Co-Signer Notice Requirements
8. Default Warning Notice
9. xx Real Property Escrow Account Disclosure
10. Commitment Disclosure
11.Lock-in Disclosure
12.Expiration of Lock-in or Commitment Period"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Unable to determine operative index value from available loan document."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "Right of rescission is missing from the loan documents."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Not Applicable	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
77555135	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,928.40	02/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,574.38	2.750%	360	xx	xx	VA	Fixed	Refinance	xx	xx	Streamline Refinance	Yes	xx	xx	25.000%	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	663	694	Not Applicable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2020 and recorded on xx/XX/2021, in the amount of $xx with MERS as nominee for xx Mortgage, LTD.

The chain of assignment has been completed. Currently the assignment is with xx.

No active judgments or liens have been found.

Annual combined taxes of 2021 have been paid in the total amount of $8,928.40 on xx/XX/2021.

No prior year delinquent taxes have been found.	According to payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $2,726.29 which was applied for due date xx/XX/2022. The current P&I is in the amount of $1,574.38 and current PITI is in the amount of $2,726.29 with an interest rate of 2.750%. The current UPB reflected as per the payment history is in the amount of $xx.	xx:According to servicing comments, the current status of the loan is performing.

According to payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $2,726.29 which was applied for due date xx/XX/2022. The current P&I is in the amount of $1,574.38 and current PITI is in the amount of $2,726.29 with an interest rate of 2.750%. The current UPB reflected as per the payment history is in the amount of $xx.

As per final application, the borrower xx is working at xx for 4 years. Unable to confirm the current employment details of the co-borrower xx from available documents and collection comments.

No comment pertaining to the damage on the subject property has been observed.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock Right of Rescission	Field: First Payment Date Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx |---| -xx (Days) |----| Comment: Note document shows first payment date is x/XX/xxxx. Tape Source: Initial Tape Type:
Field: Original Note Doc Date   Loan Value: xx  Tape Value: xx   Variance: -x (Days)   Variance %:    Comment: Note document shows that original Note document date is xx.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Change in Rate/Term   Tape Value: Lower rate or term   Variance:    Variance %:    Comment: This is VA Streamline Refinance loan, pupose of application is "Change in Rate/Term".   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: -xx (Days) Variance %: Comment: Note Document reflect stated maturity date is xx. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows GNMA refinance seasoning issue. Unable to rely on documents in file. Elevated for client review."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "List of service providers is missing from the loan documents."
* Right of Rescission missing or unexecuted (Lvl 3)     "Right of rescission signed by borrower is missing from the loan documents."
																																																																																							* VA Disclosures (Lvl 3) "VA loan analysis is missing from the loan documents."	* Loan officer signature missing on final HUD/VA Addendum to Uniform Residential Loan Application. Please provide a copy to satisfy this condition. (Lvl 2) "VA case number given on the final HUD/VA addendum does not match with the case number given on VA case assignment."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
51931763	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,507.70	02/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$698.71	3.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	675	805	46.101%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2020 in the amount of xx with MERS as nominee for xx Mortgage, LTD which was recorded on xx/XX/2020.
Chain of assignment has been completed. Currently, the mortgage is with MERS as nominee for xx Mortgage, LTD which was recorded on xx/XX/2020.
No active judgments or liens have been found.
Annual taxes for 2021 have been due in the amount of $2507.70. No prior year delinquent taxes have been found.	As per the review of the payment history, the borrower is current with the loan and the next payment is due for xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $971.37 which was applied for xx/XX/2022. The P&I is $698.71 and PITI is $971.37. The UPB is $xx.	xx:The loan is currently performing and the next payment is due for xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $971.37 which was applied for xx/XX/2022. No records for foreclosure and bankruptcy have been found. The RFD is unable to be determined. The borrower xx has been working at xx as a xx for 3 years. xx:xx:xx	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Borrower #x Last Name Loan Value: xx Tape Value: xx |---| |----| Comment: Note reflects borrower #x last name as xx. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "1004mc form is missing from the appraisal report."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is NOO. Tape shows undisclosed debt may push DTI higher. Further details not available."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement is missing from the loan documents."
																																																																																							* Required Documentation Missing or Incomplete (Lvl 3) "Unable to calculate DSCR due to form 1007 & form 216 are missing from the appraisal report."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
11042282	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,931.61	02/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$666.93	3.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	763	764	34.616%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2022 shows that the subject mortgage was originated in the amount of $xx on xx/XX/2020 with the lender MERS as nominee for xx Mortgage, LTD which was recorded on xx/XX/2020.
There is no chain of assignment as the subject mortgage is with the original lender xx Mortgage, LTD.
No active judgments or liens have been found.
Taxes of 2021 have been paid in the amount of $1,931.61.	According to the payment history as of xx/XX/2022, the borrower is current with the loan and the last payment was received on xx/XX/2022 which was applied for xx/XX/2022 and the next due date for the payment is xx/XX/2022. The P&I is in the amount of $666.93 and PITI is in the amount of $896.36. The UPB reflected is in the amount of $xx.	xx:As per the review of the servicing comments, the current status of the loan is performing and the borrower is current with the loan and the last payment was received on xx/XX/2022 which was applied for xx/XX/2022 and the next due date for the payment is xx/XX/2022. The P&I is in the amount of $666.93 and PITI is in the amount of $896.36. The UPB reflected is in the amount of $xx.
The reason for default is unable to be determined.
No comments have been found regarding foreclosure in the latest servicing comments.
No comments have been found regarding bankruptcy in the latest servicing comments.
The subject property has been occupied by the owner.  Recent servicing comments do not reflect any damage pertaining to the subject property.
The borrower is working at xx as a xx for 9 months. xx:xx:xx	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Borrower #x Last Name Loan Value: xx Tape Value: xx|---| |----| Comment: Note reflects borrower #x last name as xx. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: The borrower's monthly income is $xx after subject loan the proposed amount $xxx.xx and total non-housing payments is $x,xxx.xx. Hence, the calculated DTI ratio is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount) Loan Value: $xx Tape Value: $xx Variance: $-xx Variance %: -xx.xxxxx% Comment: Note reflects original balance as $xx. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "1004mc form is missing from the appraisal report."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is NOO. Tape shows undisclosed debt may push DTI higher. Further details not available."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement is missing from the loan documents."
																																																																																							* Required Documentation Missing or Incomplete (Lvl 3) "Unable to calculate DSCR due to form 1007 & form 216 are missing from the appraisal report."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
87683599	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,213.79	02/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$854.45	2.750%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	776	Not Applicable	41.031%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2020 in the amount of $xx with MERS as nominee for xx Mortgage, LTD which was recorded on xx/XX/2020.
Chain of assignment has been completed. Currently, the mortgage is with MERS as nominee for xx Mortgage, LTD which was recorded on xx/XX/2020.
No active judgments or liens have been found.
Annual county taxes for 2021 have been paid in the amount of $413.94.
Annual school taxes for 2021 have been paid in the amount of $1760.77.
Annual other taxes for 2021 have been paid in the amount of $2039.08.
No prior year delinquent taxes have been found.	As per the review of the payment history, the borrower is current with the loan and the next payment is due for xx/XX/2022. The last payment was received on xx/XX/2022 which was applied for xx/XX/2022 in the amount of $1,370.81. The P&I is $854.45 and PITI is $1,370.81. The UPB is $xx.	xx:The loan is currently performing and the next payment is due for xx/XX/2022. The last payment was received on xx/XX/2022 which was applied for xx/XX/2022 in the amount of $1,370.81. No records for foreclosure and bankruptcy have been found. As per the comment dated xx/XX/2021, the property had damages. The insurance was filed. The estimated cost of damage is not mentioned. No comments have been found stating the damages have been repaired.The borrower xx has been working at xx as an xx for 11 years 9 months. xx:xx:xx	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock Missing Required State Disclosures	Field: Purpose of Transaction per HUD-x Loan Value: Refinance Tape Value: Cash Out |---| |----| Comment: Final CD reflects purpose of transaction as refinance. Tape Source: Initial Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Subject loan closed with PIW. Mortgage notarized on xx/XX/xxxx contains a PUD rider. Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "Provided seller’s tape is showing an alert that the subject loan is a Texas cash-out and it was closed by using a PIW (xx). A Texas FMV disclosure is missing from the loan file."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan file."
																																																																																							* Missing Required State Disclosures (Lvl 3) "Settlement services providers list (SSPL) disclosure is missing from the loan file."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
87997555	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$2,238.92	02/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,574.97	3.375%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	726	Not Applicable	53.204%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 with lender MERS as nominee for xx Mortgage, ltd and recorded on xx/XX/2021 for the amount of $xx.
There is prior mortgage originated on xx/XX/2018 with lender MERS as nominee for xx Mortgage, ltd and recorded on xx/XX/2018 for the amount of $xx.
Annual taxes for the year 2021 have been paid for the amount of $2238.92. No prior year tax delinquency has been found.	According to the payment history as of dated xx/XX/2022, the borrower is regular with the payment and the next due date is xx/XX/2022. The last payment was received on xx/XX/2022 for the amount of $ $1,853.80xx. The monthly P&I is in the amount of $1574.97 with an interest rate of 3.375%. The current UPB is reflected in PH for the amount of $xx.	xx:The current status of the loan is performing. According to the payment history as of dated xx/XX/2022, the borrower is regular with the payment and the next due date is xx/XX/2022. The last payment was received on xx/XX/2022 for the amount of $ $1,853.80xx. The monthly P&I is in the amount of $1574.97 with an interest rate of 3.375%. The current UPB is reflected in PH for the amount of $xx.
No comments have been found regarding the foreclosure and bankruptcy. The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. Also, no comments have been found regarding the income impacted due to covid-19. The borrower is working as Realtor in xx Realty for 10 years. xx:xx:xx	Not Applicable	Missing Dicsloures	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| xx.xxx% |----| xx.xxxxx% Comment: The borrower's monthly income is $xx after subject loan the proposed amount $x,xxx.xx and total non-housing Payments is $x,xxx.xx. Hence, the calculated DTI ratio is xx.xxx%. Tape Source: Initial Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: The note signed on xx reflects the property address as xxx Street. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The subject property is a NOO. The subject loan was approved at the DTI of 48%. Provided seller’s tape is showing an alert that the borrower's income was calculated incorrectly."
																																																																																							* Missing Required Disclosures (Lvl 3) "Settlement services providers list (SSPL) disclosure is missing from the loan file."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
61082420	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,093.71	02/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,083.69	3.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Secondary	Yes	Yes	No	787	Not Applicable	37.382%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 and recorded on xx/XX/2021, in the amount of $xx with MERS as nominee for xx Mortgage, Ltd.

There is no chain of assignment has been provided. Currently the subject loan assignment is with original lender xx Mortgage, Ltd.

No active judgments or liens have been found.

Annual combined taxes of 2021 have been paid in the amount of $1,093.71 on xx/XX/2021.

No prior year delinquent taxes have been found.	According to payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $1,258.19 which was applied for due date xx/XX/2022. The current P&I is in the amount of $1,083.69 and current PITI is in the amount of $1,258.19 with an interest rate of 3.750%. The current UPB reflected as per the payment history is in the amount of $xx.	xx:According to servicing comments, the current status of the loan is performing.

According to payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $1,258.19 which was applied for due date xx/XX/2022. The current P&I is in the amount of $1,083.69 and current PITI is in the amount of $1,258.19 with an interest rate of 3.750%. The current UPB reflected as per the payment history is in the amount of $xx.

Unable to confirm the current employment details of the borrower xx as the final application and collection comments are missing.

No comment pertaining to the damage on the subject property has been observed.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| -x.xxx% |----| -x.xxxxx% Comment: Borrower DTI ratio is xx.xxx%. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "This loan failed the lender credit that cannot decrease test. Missing a valid COC for a non-specific lender credit decreased in the amount of $93.00 on the final CD dated 05/XX/2021."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan failed the lender credit that cannot decrease test. Missing a valid COC for a non-specific lender credit decreased in the amount of $93.00 on the final CD dated 05/XX/2021."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows the subject loan is ineligible to sell since the disclosed finance charges are inaccurate. Subject is NOO. No further details regarding finance charge inaccuracy available."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement is missing from the loan file."
																																																																																							* Missing Required Disclosures (Lvl 3) "Settlement services providers list (SSPL) disclosure is missing from the loan file."			Moderate	Not Covered	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
68994598	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$994.11	02/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$853.52	3.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	696	699	29.575%	First	Short Form Policy	Not Applicable	$10,000.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 with lender MERS as nominee for xx Mortgage, ltd and recorded on xx/XX/2021 for the amount of $xx.
There is junior mortgage originated on xx/XX/2021 with lender xx and recorded on xx/XX/2021 for the amount of $10,000.00.
There is UCC lien recorded on xx/XX/2021 for the amount of $0.00 in the favor of xx.
Annual county taxes for the year 2020-21 will be due on xx/XX/2022 for the amount of $994.11. No prior year tax delinquency has been found.	According to the payment history as of dated xx/XX/2022, the borrower is regular with the payment and the next due date is xx/XX/2022.The last payment was received on xx/XX/2022 for the amount of $1141.62xx. The monthly P&I is in the amount of $853.52 with an interest rate of 3.755%. The current UPB is reflected in PH for the amount of $xx.	xx:The current status of the loan is performing. According to the payment history as of dated xx/XX/2022, the borrower is regular with the payment and the next due date is xx/XX/2022.The last payment was received on xx/XX/2022 for the amount of $1141.62xx. The monthly P&I is in the amount of $853.52 with an interest rate of 3.755%. The current UPB is reflected in PH for the amount of $xx.
No comments have been found regarding the foreclosure and bankruptcy. The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. Also, no comments have been found regarding the income impacted due to covid-19. The borrower is working as xx. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Property Address Street Loan Value: xx Tape Value: xxt. |---| |----| Comment: The note signed onx/XX/xxxx reflects the property address as xx. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Subject approved at 30%. Seller tape shows, DU findings are not available. Investor would not accept LP. We have post close LP with A/E recommendation. However, DU is not available in the loan file."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
36960407	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,994.05	02/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,662.17	3.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	798	807	20.410%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 with lender MERS as nominee for xx Mortgage, ltd and recorded on xx/XX/2021 for the amount of $xx.
There are no active liens and judgments against the borrower.
Annual taxes for the year 2021 have been paid for the amount of $6994.05. No prior tax delinquency has been found.	According to the payment history as of dated xx/XX/2022, the borrower is regular with the payment and the next due date is xx/XX/2022. The last payment was received on xx/XX/2022 for the amount of $2505.25xx. The monthly P&I is in the amount of $1662.17 with an interest rate 3.00%. The current UPB is reflected in PH for the amount of $xx.	xx:The current status of the loan is performing. According to the payment history as of dated xx/XX/2022, the borrower is regular with the payment and the next due date is xx/XX/2022. The last payment was received on xx/XX/2022 for the amount of $2505.25xx. The monthly P&I is in the amount of $1662.17 with an interest rate 3.00%. The current UPB is reflected in PH for the amount of $xx.
																																																																																	No comments have been found regarding the foreclosure and bankruptcy. The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. Also, no comments have been found regarding the income impacted due to covid-19. The borrower is working as xx in xx for 2 years. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock Origination Appraisal		4: Unacceptable	* Missing Appraisal (Lvl 4) "Tape shows subject loan closed with a PIW even though DU did not have the PIW eligibility. FMV disclosure not in file."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."	* ComplianceEase TILA Test Failed (Lvl 2) "Finance charge disclosed on Final CD as $xx. Calculated Finance Charge is $xx for an under disclosed amount of $185.26. Reason for Finance Charge under disclosure is unknown. Subject loan is a purchase, originated on xx and the SOL is 1 year."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
75839511	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,220.65	01/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$469.48	2.750%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	820	817	33.670%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 and recorded on xx/XX/2021, in the amount of $xx with MERS as nominee for xx Mortgage, Ltd.

There is no chain of assignment. Currently the subject loan assignment is with original lender xx .

No active judgments or liens have been found.

Annual combined taxes of 2021 have been paid in the amount of $2,220.65 on xx/XX/2021.

No prior year delinquent taxes have been found.	According to payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $778.91 which was applied for due date xx/XX/2022. The current P&I is in the amount of $469.48 and current PITI is in the amount of $778.91 with an interest rate of 2.750%. The current UPB reflected as per the payment history is in the amount of $xx.	xx:According to servicing comments, the current status of the loan is performing.

According to payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $778.91 which was applied for due date xx/XX/2022. The current P&I is in the amount of $469.48 and current PITI is in the amount of $778.91 with an interest rate of 2.750%. The current UPB reflected as per the payment history is in the amount of $xx.

Unable to confirm the current employment details from available documents and collection comments.

No comment pertaining to the damage on the subject property has been observed.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found. xx:xx:xx	Not Applicable	Appraisal (Incomplete) Credit Application Missing Dicsloures Missing or error on the Rate Lock	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "Seller tape shows, loan closed PIW and PIW not permitted on TX 50(a)(6). Appraisal dated before note date is not available in the loan file. TX FMV disclosure is also missing from the loan document."	* Application Missing (Lvl 3) "Final application is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents"
																																																																																							* Missing Required Disclosures (Lvl 3) "Settlement services provider list is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
12682928	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,266.66	01/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,045.08	2.750%	180	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	709	Not Applicable	44.143%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2022 shows that the subject mortgage was originated in the amount of $xx on xx/XX/2021 with the lender MERS as nominee for xx, which was recorded on xx/XX/2021.
The chain of the assignment has been completed. The current assignment is with xx,
There is an HOA lien in the favor of xx, an xx Corporation in the amount of $558.00 which was recorded on xx/XX/2014.
Taxes of 2021 have been paid in the amount of $633.33.
Taxes of 2021 are due in the amount of $633.33.	According to the payment history as of xx/XX/2022, the borrower is current with the loan and the last payment was received on xx/XX/2022 which was applied for xx/XX/2022 and the next due date for the payment is xx/XX/2022. The P&I is in the amount of $1,045.08 and PITI is in the amount of $1,188.62. The UPB reflected is in the amount of $xx.	xx:As per the review of the servicing comments, the current status of the loan is performing and the borrower is current with the loan and the last payment was received on xx/XX/2022 which was applied for xx/XX/2022 and the next due date for the payment is xx/XX/2022. The P&I is in the amount of $1,045.08 and PITI is in the amount of $1,188.62. The UPB reflected is in the amount of $xx.
The reason for default is unable to be determined.
No comments have been found regarding foreclosure in the latest servicing comments.
No comments have been found regarding bankruptcy in the latest servicing comments.
The subject property has been occupied by the owner.  Recent servicing comments do not reflect any damage pertaining to the subject property.
The borrower is working at xx as a xx for 15 years. xx:xx:xx	Not Applicable	Affiliated Business Disclosure Missing or error on the Rate Lock Origination Appraisal	Field: Borrower #x First Name Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Borrower #x Last Name   Loan Value: Not Applicable   Tape Value:xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -xx.xxx%   Variance %: -xx.xxxxx%   Comment: xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: -xx (Days)   Variance %:    Comment: xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -xx.xxx%   Variance %: -xx.xxxxx%   Comment: xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -x (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: Updated as per Note document.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xxxx (Days)   Variance %:    Comment: xx.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: x Tape Value: xxx Variance: -xxx Variance %: -xx.xxxxx% Comment: x. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan fails Qualified Mortgage Lending Policy points and fees test due to Fees charged $5,001.92 Exceeds Fees threshold of $4,587.94 Over by +$413.98.
The below fees were included in the test:
Mortgage Broker Fee (Indirect) $4,235.00
Points - Loan Discount Fee paid by Borrower: $766.92"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx reflects points - loan discount Fee at $315.00. However, CD dated xx reflects points - loan discount fee at $766.92.This is an increase in fee of +$451.92 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to Fees charged $5,001.92 Exceeds Fees threshold of $4,587.94 Over by +$413.98.

The below fees were included in the test:

Mortgage Broker Fee (Indirect) $4,235.00
Points - Loan Discount Fee paid by Borrower: $766.92"
* Missing Appraisal (Lvl 3)     "Appraisal report is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "Affiliated business disclosure is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 44%. Tape shows income miscalculation may push DTI to 67%. No further details available. Unable to rely docs in file and unable to calc ATR."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.13% as the borrower’s income is $3,114.45 and total expenses are in the amount of $1,374.62 and the loan was underwritten by DU xx and its recommendation is “Approve/Eligible” with a DTI of 44%."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
26769157	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,119.87	01/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,187.21	2.875%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	784	759	29.930%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2022 shows that the subject mortgage was originated in the amount of $xx on xx/XX/2020 with the lender MERS as nominee for xx Corporation which was recorded on xx/XX/2020.
The chain of the assignment has been completed. The latest assignment is with xx Corporation.
No active judgments or liens have been found.
Taxes of 2021/2022 have been paid in the amount of $5,676.73.
2nd installment tax of 2022 is due in the amount of $1,779.97 on xx/XX/2022.	According to the payment history as of xx/XX/2022, the borrower is current with the loan and the last payment was received on xx/XX/2022 which was applied for xx/XX/2022 and the next due date for the payment is xx/XX/2022. The P&I is in the amount of $1,187.21 and PITI is in the amount of $2,080.06. The UPB reflected is in the amount of $xx.	xx:The comment history is missing from the loan file.
The current status of the loan is performing and the borrower is current with the loan and the last payment was received on xx/XX/2022 which was applied for xx/XX/2022 and the next due date for the payment is xx/XX/2022. The P&I is in the amount of $1,187.21 and PITI is in the amount of $2,080.06. The UPB reflected is in the amount of $xx.
No information has been found regarding the foreclosure and bankruptcy.
The subject property has been occupied by the owner.
The borrower is working at xx, as a xx for 4 years. xx:xx:xx	Not Applicable	Field: Age of Loan Loan Value: xx Tape Value: xx |---| -x |----| -x.xxxxx% Comment: xx. Tape Source: Initial Tape Type:
Field: Original Note Doc Date   Loan Value: xx  Tape Value: xx   Variance: -x (Days)   Variance %:    Comment: xx.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Limited Cash Out (GSE definition)   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: Limited cash out.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-x Loan Value: Refinance Tape Value: Cash Out Variance: Variance %: Comment: Refinance. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "Loan failed the New Jersey Mortgage Banker or Correspondent Mortgage Banker License prohibited fees test. The below fees were included in the test: 2nd Half 202 Sewer paid by Borrower: $195.00 Title Closing Protection Letter paid by Borrower: $75.00"
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Seller tape shows defect as "The LTV of 97% is ineligible with Freddie. The prior loan was owned by Fannie, so they will not accept the higher LTV.""			Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
83542839	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$1,967.07	01/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$300.77	4.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	654	662	44.253%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2021, the subject mortgage was originated on xx/XX/2021 with lender MERS as nominee for xx and recorded on xx/XX/2021 for the amount of $xx.
There are no active liens and judgments against the borrower.
Annual taxes for the year 2022 will be due on xx/XX/2022 for the amount of $1967.07. No prior year tax delinquency has been found.	According to the payment history as of dated xx/XX/2022, the borrower is regular with the payment and the next due date is xx/XX/2022. The last payment was received on xx/XX/2022 for the amount of $532.18xx. The monthly P&I is in the amount of $300.77 with an interest rate of 4.625%. The current UPB is reflected in PH for the amount of $xx.	xx:The current status of the loan is performing. According to the payment history as of dated xx/XX/2022, the borrower is regular with the payment and the next due date is xx/XX/2022. The last payment was received on xx/XX/2022 for the amount of $532.18xx. The monthly P&I is in the amount of $300.77 with an interest rate of 4.625%. The current UPB is reflected in PH for the amount of $xx.
No comments have been found regarding the foreclosure and bankruptcy. The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. Also, no comments have been found regarding the income impacted due to covid-19. The borrower is independent contractor for 6 years. xx:xx:xx	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| x.xxx% |----| x.xxxxx% Comment: The borrower's monthly income is $xx after subject loan the proposed amount $x.xx and total non-housing payments is $x,xxx.xx. Hence, the calculated DTI ratio is xx.xxx%. Tape Source: Initial Tape Type:
Field: Original Appraisal Date   Loan Value: xx   Tape Value: xx   Variance: -x (Days)   Variance %:    Comment: Appraisal report reflects original appraisal date as xx.   Tape Source: Initial   Tape Type:
																																																																																				Field: Subject Property Detached/Attached Loan Value: Attached Tape Value: Detached Variance: Variance %: Comment: Appraisal report reflects subject property as Attached. Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Subject approved as NOO. Tape shows P&L and bank statements are missing from the loan file but 1008 shows positive DSCR."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
57360281	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,166.38	02/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,099.10	6.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	704	Not Applicable	37.430%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 with the lender MERS as nominee for xx . in the amount of $xx which was recorded on xx/XX/2021 with instrument#xx.

There is no chain of assignment as the subject mortgage is with the original lender.

No active judgments or liens have been found against the borrower/subject property.

County 1st and 2nd installment taxes of 2021 have been paid in the amount of $583.19 on xx/XX/2021 and $583.19 on xx/XX/2022. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/XX/2022, the borrower is current with the loan. The last payment was received on xx/XX/2022 which was applied to xx/XX/2022. The next due date for payment is xx/XX/2022. The borrower pays the P&I in the amount of $2,099.10 and PITI in the amount of $2,234.15. The current UPB reflected is in the amount of $xx.	xx:As per the review of collection comments, the current status of the loan is performing. According to the payment history as of xx/XX/2022, the borrower is current with the loan. The next due date for payment is xx/XX/2022. The current UPB reflected is in the amount of $xx. No comments have been found regarding the borrower’s income being impacted due to the covid-19 pandemic. No comments have been found regarding the subject property condition. As per the final loan application, the borrower is the owner of xx for 18.2 years. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: x Tape Value: x |---| -x |----| -xx.xxxxx% Comment: N/A. Tape Source: Initial Tape Type:
Field: Borrower Last Name Loan Value: xx Tape Value: xx Variance: Variance %: Comment: The note dated xx and signed at closing, reflects the borrower's last name as xx. Tape Source: Initial Tape Type:	4: Unacceptable	* Property Marketability Issues (Lvl 4) "Subject repurchased over apparent flip and not having 2 appraisals. Subject prior sale xx for $xx. Subject purchase xx for $375K with no material renovations noted. Elevated for client review."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan failed Qualified Mortgage Lending Policy Points and Fees Test due to fees charged: $xx fees threshold: $9,858.78 over by +$253.72.
The following fees were included in the test:
Mortgage Broker Fee (Indirect) $8,302.50
Points - Loan Discount Fee paid by Borrower: $415.00
Underwriting Fee paid by Borrower: $1,395.00

Loan failed Qualified Mortgage APR threshold test due to APR calculated 6.575% exceeds APR threshold of 5.080% over by +1.495%."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to Fees charged $xx exceeds fees threshold of $9,858.78 over by +$253.72.
The below fees were included in the test:
Mortgage Broker Fee (Indirect) $8,302.50
Points - Loan Discount Fee paid by Borrower: $415.00
Underwriting Fee paid by Borrower: $1,395.00

Loan fails GSE (Fannie Mae public guidelines) QM APR threshold test due to APR calculated 6.575% exceeds APR threshold of 5.080% over by +1.495%."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed Higher-Priced Mortgage Loan Test due to APR calculated 6.654% exceeds APR threshold of 4.330% over By +2.324%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed.

																																																																																								Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 6.575% exceeds APR threshold of 4.330% over by +2.245%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
9197034	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,908.77	01/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,309.51	2.990%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Investor	Yes	Yes	No	820	762	41.240%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 and recorded on xx/XX/2021, in the amount of $xx with MERS as nominee for xx

There is no chain of assignment has been provided.  Currently the subject loan is with original lender xx Corp,  xx.

No active judgments or liens have been found.

1st county taxes of 2021 have been paid in the amount of $2,954.39 on xx/XX/2022.

2nd county taxes of 2021 have been due in the amount of $2,954.38 and due date is xx/XX/2022.

No prior year delinquent taxes have been found.	According to payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $2,129.38 which was applied for due date xx/XX/2022. The current P&I is in the amount of $1,309.51 and current PITI is in the amount of $2,129.38 with an interest rate of 3.000%. The current UPB reflected as per the payment history is in the amount of $xx.	xx:According to servicing comments, the current status of the loan is performing.

According to payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $2,129.38 which was applied for due date xx/XX/2022. The current P&I is in the amount of $1,309.51 and current PITI is in the amount of $2,129.38 with an interest rate of 3.000%. The current UPB reflected as per the payment history is in the amount of $xx.

As per final application, the borrower xx is working at “xx” as “xx for 2.11 months.

Covid-19 attestation is available in the loan file located at xx.

No comment pertaining to the damage on the subject property has been observed.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found. xx:xx:xx	Not Applicable	Appraisal (Incomplete)	Field: Age of Loan Loan Value: xx Tape Value: xx |---| -x |----| -xx.xxxxx% Comment: N/A. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: The borrower's monthly income is $xx after subject loan the proposed amount $x,xxx.xx and total non-housing Payments is $x,xxx.xx. Hence, the calculated DTI ratio is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate Loan Value: x.xxxxx% Tape Value: x.xxxxx% Variance: -x.xxxxx% Variance %: -x.xxxxx% Comment: Note reflects original stated rate as x.xxxx%. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "PIW disclosure signed by the borrower is missing from the loan documents."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Subject is NOO. Seller tape shows, borrower became unemployed at the time of origination."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
61757015	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$6,692.72	02/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,007.61	2.990%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	Yes	662	Not Applicable	49.580%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 and which was recorded on xx/XX/2021 in the amount of $xx with xx .
The chain of assignment has been completed. Currently, the mortgage is xx .
Active liens and judgments against the borrower/property:
There are 2 water/sewer/utilities liens on the subject property. First was recorded on xx/XX/2021 in the amount of $368.34 in favor of County of xx of xx and Service and second was recorded on xx/XX/2021 in the amount of $68.02 in favor of City of xx of xx.
No delinquent taxes have been found.	According to the payment history as of xx/XX/2022, the borrower is current with the payments. The last payment was received on xx/XX/2022 which was applied to xx/XX/2022. The next due date for payment is xx/XX/2022. The P&I is in the amount of $1,007.61 and PITI is in the amount of $1,691.93. The UPB reflected as per the payment history is in the amount of $xx.	xx:The loan is currently is performing. According to the payment history as of xx/XX/2022, the borrower is current with the payments. The last payment was received on xx/XX/2022 which was applied to xx/XX/2022. The next due date for payment is xx/XX/2022. The P&I is in the amount of $1,007.61 and PITI is in the amount of $1,691.93. The UPB reflected as per the payment history is in the amount of $xx.
The reason for default is unavailable.
No latest servicing comment has been found to determine the current occupancy and condition of the subject property.
No evidence has been found regarding the borrower’s current employment details. xx:xx:xx	Not Applicable	Field: Age of Loan Loan Value: x Tape Value: x |---| -x |----| -xx.xxxxx% Comment: Age of loan is x months. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: -x.xxx% Variance %: -x.xxxxx% Comment: Borrower DTI Ratio Percent is xx.xx%. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "CE risk indicator is "moderate" since this loan failed the revised closing disclosure delivery date test (no waiting period required). The revised closing disclosure receipt date is provided (10/XX/2021) and the revised closing disclosure receipt date is after the consummation date, or closing / settlement date (10/XX/2021)."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 49.58%. Tape shows DTI in excess of GSE guidelines and DTI of 51.392. Further details not provided on tape DTI of 51.392%. Elevated for client review as we are unable to rely on docs in file and unable to calc ATR."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test. The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate because it is understated by more than $100. Subject loan is a refinance, originated on xx and the SOL is 3 years."
* Qualified Mortgage DTI exceeds 43% (Lvl 2)     "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.58% as the borrower’s income is $4,545.72 and the total expenses are in the amount of $2,253.78 and the loan was underwritten by AUS/DU xx & its recommendation is “Approve/Eligible” and DTI is showing in it as 49.58%."
																																																																																								* ROR Transaction date not consistent with Note and/or HUD (Lvl 2) "The transaction date of the loan is mentioned in the ROR as 10/XX/2021 but the original note date is 10/XX/2021."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
50584835	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$818.62	01/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,106.27	3.990%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	820	Not Applicable	38.500%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2021 shows that the subject mortgage was originated in the amount of $xx on xx/XX/2021 with the lender MERS as nominee for xx . xx which was recorded on xx/XX/2021.
The chain of the assignment has been completed. The current assignment is with xx  xx.
No active judgments or liens have been found.
Taxes of 2021/2022 have been paid in the amount of $818.62.	According to the payment history as of xx/XX/2022, the borrower is current with the loan and the last payment was received on xx/XX/2022 which was applied for xx/XX/2022 and the next due date for the payment is xx/XX/2022. The P&I is in the amount of $1,106.27 and PITI is in the amount of $1,225.34. The UPB reflected is in the amount of $xx.	xx:As per the review of the servicing comments, the current status of the loan is performing and the borrower is current with the loan and the last payment was received on xx/XX/2022 which was applied for xx/XX/2022 and the next due date for the payment is xx/XX/2022. The P&I is in the amount of $1,106.27 and PITI is in the amount of $1,225.34. The UPB reflected is in the amount of $xx.
The reason for default is unable to be determined.
No comments have been found regarding foreclosure in the latest servicing comments.
No comments have been found regarding bankruptcy in the latest servicing comments.
The subject property has been occupied by the owner.  Recent servicing comments do not reflect any damage pertaining to the subject property.
The borrower is working at xx as a xx for 2 years. xx:xx:xx	Not Applicable	Field: Age of Loan Loan Value: x Tape Value: x |---| -x |----| -xx.xxxxx% Comment: As per tape data, age of loan is x. However it reflects x. Tape Source: Initial Tape Type:
																																																																																				Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: -xx.xxx% Variance %: -xx.xxxxx% Comment: As per Tape data, Post close DTI is xx.xxx%. However final application documents reflect as xx.xxx%. Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Loan does not conform to program guidelines (Lvl 2) "The subject property is a NOO. Provided seller’s tape shows the DTI exceeds GSE eligibility rules."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
97116874	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,642.27	02/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,544.06	2.500%	360	xx	xx	FHA	Fixed	Refinance	xx	xx	Streamline Refinance	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Not Applicable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2020 in the amount of xx with MERS as nominee for xx which was recorded on xx/XX/2020.
There is no chain of assignment as the subject mortgage is with the original lender MERS as nominee for xx
No active judgments or liens have been found.
1st installment county taxes for 2020 have been paid in the amount of $2321.16.
2nd installment county taxes for 2020 have been due in the amount of $2321.11.
No prior year delinquent taxes have been found.	As per the review of the payment history as of xx/XX/2022, the borrower is current with the loan and the next payment is due for xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $2,243.11 which was applied for xx/XX/2022. The P&I is $1,544.06 and PITI is $2,243.11. The UPB is $xx.	xx:The loan is currently performing and the next payment is due on xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $2,243.11 which was applied for xx/XX/2022. No records for foreclosure and bankruptcy have been found. No repairs and damage have been found. No comments have been found stating the borrower’s income was impacted by covid. The working details of the borrower xx have not been mentioned. xx:xx:xx	Not Applicable	Missing Initial Closing Disclosure Missing or error on the Rate Lock Mortgage Insurance	Field: Borrower #x Last Name Loan Value: xx Tape Value: xx |---| |----| Comment: The Note dated xx and signed at closing, reflects the Borrower's Last Name as xx. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: Not Applicable   Tape Value: x.xxx%   Variance:    Variance %:    Comment: This loan is FHA Streamline Refinance.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Mortgage insurance is missing from the loan documents.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx%   Tape Value: xx%   Variance: xx%   Variance %: xx%   Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. CLTV = xx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx.xxx% Tape Value: xx% Variance: xx% Variance %: xx% Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. LTV = xx%. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "TRID tolerance test is incomplete due to Initial closing disclosure is missing from loan documents."
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage insurance certificate is missing from loan documents."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial closing disclosure is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
58712286	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,498.67	05/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$941.25	8.875%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	607	Not Applicable	41.652%	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the pro-title dated xx/XX/2022 reflects that the subject mortgage was originated on xx/XX/2017 in the amount of $xx with the lender MERS as nominee for xx Loans which was recorded on xx/XX/2017.

The chain of assignment has been completed.

There is a civil judgment active in the favor of County of xx in the amount of $2468.50 recorded on xx/XX/2014.However, the SS# and property address mentioned on the supportive document is inconsistent with borrower’s SS# and subject property address.

County 1st installment tax of 2021-2022 has been paid in the amount of $749.35 on xx/XX/2021.

County 2nd installment tax of 2021-2022 has been due in the amount of $749.35 on xx/XX/2022.	According to the payment history as of xx/XX/2021, the borrower is currently delinquent for 7 months with the loan. The last payment received on xx/XX/2021, the payment applied date was xx/XX/2021 and the next due date for payment is xx/XX/2021. The P&I is in the amount of $941.25 and PITI is in the amount of $1,149.58. The UPB reflected as per the payment history is in the amount of $xx.	xx:The loan is in collection. According to the payment history as of xx/XX/2021, the borrower is currently delinquent for 7 months with the loan. The last payment received on xx/XX/2021, the payment applied date was xx/XX/2021 and the next due date for payment is xx/XX/2021. The P&I is in the amount of $941.25 and PITI is in the amount of $1,149.58. The UPB reflected as per the payment history is in the amount of $xx.
As per the final 1003 the borrower is working at xx as operator from last 9.3 years.
The reason for default is unable to be determined. The subject property is occupied by the owner. No comments have been found for damage or repairs. xx:xx:xx	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| x.xxx% |----| x.xxxxx% Comment: This loan has a qualified mortgage DTI of xx.xxx%, the borrower's income was $x,xxx.xx and total expenses are in the amount of $x,xxx.xx. Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $x.xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: mmmmmmmxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxxmmmmmmm   Tape Value: xxxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: xxx Tape Value: xxx Variance: x Variance %: x.xxxxx% Comment: The Note reflects the Stated Remaining Term as xxx. Tape Source: Initial Tape Type:	3: Curable	* GSE Points and Fees Test Violations (Lvl 3) "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to Fees charged $4,362.89 Exceeds Fees threshold of $3,484.70 Over by +$878.19.

The below fees were included in the test:
Mortgage Broker Fee (Indirect) $2,741.00
Points - Loan Discount Fee paid by Borrower: $1,621.89

Loan fails Qualified Mortgage Lending Policy points and fees test due to Fees charged $4.362.89 Exceeds Fees threshold of $3,484.70 Over by +$878.19.

The below fees were included in the test:

Mortgage Broker Fee (Indirect) $2,741.00
Points - Loan Discount Fee paid by Borrower: $1,621.89"	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 9.344% exceeds APR threshold of 5.320% over by +4.024%. Subject loan is escrowed."
																																																																																								* Higher Price Mortgage Loan (Lvl 2) "Loan failed Higher-Priced Mortgage Loan Test due to APR calculated 9.344% exceeds APR threshold of 5.320% over By +4.024%. Subject loan is escrowed."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
34976668	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$6,645.55	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,843.81	7.500%	360	xx	xx	Conventional	ARM	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	631	Not Applicable	31.940%	First	Final policy	Not Applicable	Not Applicable	02/XX/2021	$675,079.90	$25,256.47	7.500%	$4,838.34	04/XX/2021	Financial Hardship	As per the review of the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2018 which recorded on xx/XX/2018 in the amount of $xx with xx.
There is no chain of assignment as the subject mortgage is with the original lender xx.
No active liens and judgments against the borrower/property:
There is an active mortgage prior to the subject mortgage in the favor of xx, Trustee of HE xx Trust, dated xx, 1997 recorded on xx/XX/2014 for the amount of $xx.
No delinquent taxes have been found.	According to the payment history as of xx/XX/2022, the borrower is delinquent for 2 months. The last payment was received on xx/XX/2021 which was applied to xx/XX/2021. The next due date for payment is xx/XX/2021. The P&I is in the amount of $4,838.34 and PITI is in the amount of $5,508.13. The UPB reflected as per the tape date is in the amount of $xx and the deferred balance is $xx.	xx:The loan is currently is in collections. According to the payment history as of xx/XX/2022, the borrower is delinquent for 2 months. The last payment was received on xx/XX/2021 which was applied to xx/XX/2021. The next due date for payment is xx/XX/2021. The P&I is in the amount of $4,838.34 and PITI is in the amount of $5,508.13. The UPB reflected as per the tape date is in the amount of $xx and the deferred balance is $xx.
As per the comment dated xx/XX/2020, the reason for default is curtailment of income.
Unable to determine the current occupancy and condition of the subject property.
As per the 1003 document the borrower is working as a xx at “xx” for 17 years. xx:xx:xx	The loan modification agreement was made on xx/XX/2021 with the new principal balance of $xx and the borrower has promised to pay the new P&I $4,838.34 with the interest rate of 7.50% beginning from 4/XX/2021 till the maturity date of 9/XX/2048. The interest bearing amount is $xx and the deferred balance is $xx.	Affiliated Business Disclosure Missing DU/GUS/AUS Missing or error on the Rate Lock	Field: ARM Index Type Loan Value: Not Applicable Tape Value: LIBOR - One Year WSJ |---| |----| Comment: NA. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Updated as per Transmittal Summary.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xx (Days)   Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Fixed   Tape Value: ARM   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Max Rate At First Adjustment   Loan Value: x.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: NA.   Tape Source: Initial   Tape Type:
Field: Min Rate At First Adjustment   Loan Value: x.xxx%   Tape Value: x.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: NA.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xxx (Days)   Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: xxx Tape Value: xxx Variance: x Variance %: x.xxxxx% Comment: NA. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 01/XX/2018 reflects loan origination fee at $6,685.00. However, final CD dated 03/XX/2018 reflects loan origination fee at $xx. This is an increase in fee of $5,438.13 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "AUS/DU report is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "Affiliate business disclosure is missing from the loan documents."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 7.722% exceeds APR threshold of 5.700% over by +2.022%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
																																																																																								* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed higher-priced mortgage loan test due to APR calculated 7.722% exceeds APR threshold of 6.700% over by +1.022%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
93708249	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$12,214.02	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$5,570.37	7.500%	360	xx	xx	Conventional	ARM	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	653	720	33.057%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2018 and recorded on xx/XX/2018, in the amount of $xx, with MERS as nominee for xx., with Instrument#xx.

The chain of assignment has not been completed. Currently, the assignment is with MERS as nominee for xx. The last assignment should be with xx.

No active judgments or liens have been found against the borrower.

2nd installment combined taxes of 2021/2022 are due on xx/XX/2022 in the amount of $6,107.01.	According to the payment history as of xx/XX/2021, the borrower is currently delinquent for 14 months. The last payment was received on xx/XX/2021, which was applied for the due date of xx/XX/2020 and the next due date for payment is xx/XX/2020. The P&I is in the amount of $5,570.37 and PITI is in the amount of $6,650.99. The UPB reflected as per the payment history is in the amount of $xx.	xx:As per the comment history, the loan is in collections.
According to the payment history as of xx/XX/2021, the borrower is currently delinquent for 14 months. The last payment was received on xx/XX/2021, which was applied for the due date of xx/XX/2020 and the next due date for payment is xx/XX/2020. The P&I is in the amount of $5,570.37 and PITI is in the amount of $6,650.99. The UPB reflected as per the payment history is in the amount of $xx.
As per the comment dated xx/XX/2021, the reason for default is curtailment of income.
No evidence has been found regarding damage or repairs in the latest servicing comments.
As per the 1003, currently the borrower is working at the xx as xx for 2.5 years. xx:xx:xx	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| -x.xxx% |----| -x.xxxxx% Comment: The Borrower's income is $xx after subject loan the proposed amount $x,xxx.xx and all other monthly payments is $x,xxx.xx and total all monthly payment is $x,xxx.xx hence, the calculated DTI ratio is xx.xxx%. Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Collections, >= xxx Days   Tape Value: Collections   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $x.xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Max Rate At First Adjustment   Loan Value: x.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Min Rate At First Adjustment   Loan Value: x.xxx%   Tape Value: x.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Min rate at first adjustment as x.xxx%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: As per the latest payment history, the string is xxxxxxxxxxxxxxxxxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: As per the latest payment history, the string reversed is xxxxxxxxxxxxxxxxxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term   Loan Value: xxx   Tape Value: xxx   Variance: xx   Variance %: x.xxxxx%   Comment: NA.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: The Appraisal dated xx/XX/xxxx reflects the subject property as a PUD. Mortgage notarized on xx/XX/xxxx contains a PUD rider. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 7.373% exceeds APR threshold of 5.670% over by +1.703%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
																																																																																								* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed higher-priced mortgage loan test due to APR calculated 7.373% exceeds APR threshold of 6.670% over by +0.703%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
34104954	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,799.74	05/XX/2021	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,239.76	7.375%	360	xx	xx	Conventional	ARM	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	597	Not Applicable	31.827%	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2019 and recorded on xx/XX/2019, in the amount of $xx with MERS as nominee for xx.

The chain of assignment has not been completed. Currently, the assignment is with xx as it should be with xx.

No active judgments or liens have been found.

1st county taxes of 2021-2022 have been paid in the amount of $4,399.87 on xx/XX/2021.

2nd county taxes of 2021-2022 have been due in the amount of $4,399.87 and the due date is xx/XX/2022.

No prior year delinquent taxes have been found.	According to payment history as of xx/XX/2021, the borrower is currently delinquent for 17 months and the next due date for payment is xx/XX/2020. The last payment was received on xx/XX/2021 in the amount of $1,545.99 which was applied for due date xx/XX/2020. The current P&I is in the amount of $1,239.76 and current PITI is in the amount of $1,545.99 with an interest rate of 7.375%. The current UPB reflected as per the payment history is in the amount of $xx.	xx:According to servicing comments, the loan is in collection.

According to payment history as of xx/XX/2021, the borrower is currently delinquent for 17 months and the next due date for payment is xx/XX/2020. The last payment was received on xx/XX/2021 in the amount of $1,545.99 which was applied for due date xx/XX/2020. The current P&I is in the amount of $1,239.76 and current PITI is in the amount of $1,545.99 with an interest rate of 7.375%. The current UPB reflected as per the payment history is in the amount of $xx.

As per comment dated xx/XX/2020, the subject property is owner occupied. No comment pertaining to the damage on the subject property has been observed.

As per final application, the borrower xx is working at County of xx for 17.3 years.

As per comment dated xx/XX/2020, the reason for default is excessive obligations.

The loan has not been modified since origination.

According to servicing comments, the foreclosure was initiated in the loan by referring to an attorney on xx/XX/2020 and the first legal was filed on xx/XX/2020. As per comment dated xx/XX/2020, the foreclosure was closed as the loan was reinstated.

No post close bankruptcy record has been found. xx:According to servicing comments, the foreclosure was initiated in the loan by referring to an attorney on xx/XX/2020 and the first legal was filed on xx/XX/2020. As per comment dated xx/XX/2020, the foreclosure was closed as the loan was reinstated. xx:xx	Not Applicable	Loan Program Info Disclosure	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| -x.xxx% |----| -x.xxxxx% Comment: Borrower DTI ratio is xx.xxx%. Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Collections, >= xxx Days   Tape Value: Collections   Variance:    Variance %:    Comment: The loan is in collection.   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $x.xx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Max Rate At First Adjustment   Loan Value: x.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Max rate at fist adjustment is x.xxx%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: MMMMMMMxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxxMMMMMMM   Tape Value: xxxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Periodic Rate Change Cap Down   Loan Value: x.xxx%   Tape Value: xx.xxx%   Variance: -xx.xxx%   Variance %: -xx.xxxxx%   Comment: Periodic rate change cap down is x.xxx%.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: xxx Tape Value: xxx Variance: xx Variance %: x.xxxxx% Comment: Stated remaining terms are xxx. Tape Source: Initial Tape Type:	3: Curable	* GSE Points and Fees Test Violations (Lvl 3) "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $7,632.50 fees threshold $5,132.19 over by +$2,500.31
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $6,282.50
Processing Fee paid by Borrower: $495.00
Underwriting Fee paid by Borrower: $855.00"
* Loan program disclosure missing or unexecuted (Lvl 3)     "Loan program disclosure is missing from the loan documents."
* Settlement date is different from note date (Lvl 3) "Final CD reflects closing date as 03/XX/2019. Notary signature date on the mortgage is 03/XX/2019. Note date is 03/XX/2019."	* Compliance Testing (Lvl 2) "Loan failed qualified mortgage safe harbor threshold test due to APR calculated 9.005% exceeds APR threshold of 6.310% over by +2.695%. Subject loan is escrowed.

Loan failed CA AB 260 Higher-Priced mortgage loan test due to APR calculated 9.005% exceeds APR threshold of 6.310% over by +2.695%. Subject loan is escrowed."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "Loan fails qualified mortgage lending policy points and fees test due to fees charged $7,632.50 exceeds fees threshold of $5,132.19 over by +$2,500.31.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $6,282.50
Processing Fee paid by Borrower: $495.00
Underwriting Fee paid by Borrower: $855.00"
* Higher Price Mortgage Loan (Lvl 2)     "This loan failed the HPML loan type test due to the loan is a HOEPA "higher-priced mortgage loan" (HPML) that is not eligible for purchase by Freddie Mac because it is not one of the allowed loan types. In July 2008, the board of governors of the federal reserve system issued a final rule amending Regulation Z, which implements the truth in lending act. The rule includes consumer protections that apply to a new category of "higher-priced mortgage loans." Regulation Z defines an HPML as a mortgage secured by the borrower's principal residence with an annual percentage rate (APR) that (for a first-lien loan) is at least 1.5% higher than the average prime offer rate (APOR) for a comparable transaction as of the date the rate was set. Freddie Mac will purchase HPMLs subject to certain eligibility requirements. Effective for applications dated on or after October 1, 2009, HPMLs sold to Freddie Mac must be one of the following Mortgage Products: Fixed-rate mortgages; 7/1 or 10/1 ARMs, or 7/6-month or 10/6-month ARMs.HPMLs sold to Freddie Mac must not be ARMS with an initial period or interest only period less than 7 years.

																																																																																								Loan failed Higher-Priced mortgage loan test due to APR calculated 9.005% exceeds APR threshold of 6.310% over by +2.695%. Subject loan is escrowed."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
18520044	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,716.91	01/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,570.11	7.000%	360	xx	xx	Conventional	ARM	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	660	Not Applicable	35.468%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2018 in the amount of xx with MERS as nominee for xx., which was recorded on xx/XX/2018.
There is no chain of assignment as the subject mortgage is with the original lender MERS as nominee for xx.,
No active judgments or liens have been found.
Annual county taxes for 2021 have been paid in the amount of $1714.91.
No prior year delinquent taxes have been found	As per the review of the payment history as of xx/XX/2022, the borrower is delinquent for 9 months and the next payment is due for xx/XX/2021. The last payment was received on xx/XX/2022 in the amount of $2,008.43 which was applied for xx/XX/2021. The P&I is $1,570.11 and PITI is $2,008.43. The UPB is $xx.	xx:The loan is currently in collections and the next payment is due for xx/XX/2021. The last payment was received on xx/XX/2022 in the amount of $2,008.43 which was applied for xx/XX/2021. No records for bankruptcy and foreclosure have been found. As per the comment dated xx/XX/2021, the borrower’s income was impacted by covid. The 3 months FB plan was offered. No repairs and damages have been found. The borrower xx has been working at xx as a xx for 16 years 3 months. xx:xx:xx	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| -x.xxx% |----| -x.xxxxx% Comment: The borrower’s income is $x,xxx.xx after subject loan the proposed amount $x,xxx.xx and total non-housing payments is $xxx.xx hence, the calculated DTI ratio is xx.xxx%. Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Collections, >= xxx Days   Tape Value: Collections   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $x.xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Max Rate At First Adjustment   Loan Value: x.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Note reflects max rate at first adjustment is x.xx%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: xxx Tape Value: xxx Variance: xx Variance %: x.xxxxx% Comment: As per note document stated maturity term is xxx. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 04/XX/2018 does not reflect Points - Loan Discount Fee. However, CD dated 05/XX/2018 reflects Points - Loan Discount Fee at $56.64. This is an increase in fee of $56.64 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

Loan failed lender credits that cannot decrease test. Loan estimate dated 04/XX/2018 reflects Non-specific lender credit at $59.00. However, Final CD dated 02/XX/2019 reflects Non-specific lender credit at $0. This is decrease of $ $59.00 for charges that cannot decrease. Valid COC for the decrease in NSLC is missing from the loan documents."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 7.735% Exceeds APR threshold of 6.050% Over By +1.685%. Subject loan is escrowed."
* Higher Price Mortgage Loan (Lvl 2)     "Loan failed GSE HPML loan type test due to The loan is a HOEPA "higher-priced mortgage loan" (HPML) that is not eligible for purchase by Freddie Mac because it is not one of the allowed loan types.In July 2008, the Board of Governors of the Federal Reserve System issued a final rule amending Regulation Z, which implements the Truth in Lending Act. The rule includes consumer protections that apply to a new category of "higher-priced mortgage loans." Regulation Z defines an HPML as a mortgage secured by the borrower's principal residence with an annual percentage rate (APR) that (for a first-lien loan) is at least 1.5% higher than the average prime offer rate (APOR) for a comparable transaction as of the date the rate was set..

																																																																																								Loan failed Higher-Priced Mortgage loan test due to APR calculated 7.735% Exceeds APR threshold of 6.050% Over by +1.685%. Subject loan is escrowed."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
88407048	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$14,673.76	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,519.60	5.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	711	706	42.094%	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2022 shows that the subject mortgage was originated on xx/XX/2018 and was recorded on xx/XX/2018 in the amount of $xx, with MERS as nominee for xx, recorded with the Instrument#2018-xx.

The chain of assignment is not completed. The last assignment is with MERS as nominee for xx. However, it should be with xx.

There is a junior mortgage active against property in the favor of “xx and xx”, which was originated on xx/XX/2021 and recorded on xx/XX/2021 in the amount of $xx with Instrument#2021-xx.

2nd installment combined taxes of 2021/2022 are due on xx/XX/2022 in the amount of $7,336.88.	According to the payment history as of xx/XX/2022, the borrower is delinquent for 14 months. The last payment was received on xx/XX/2021, which was applied for the due date of xx/XX/2020 and the next due date for payment is xx/XX/2020.The P&I is in the amount of $4,519.60 and PITI is in the amount of $5,975.74. The UPB reflected as per the payment history is in the amount of $xx.	xx:The current status of the loan is collection.
According to the payment history as of xx/XX/2022, the borrower is delinquent for 14 months. The last payment was received on xx/XX/2021, which was applied for the due date of xx/XX/2020  and the next due date for payment is xx/XX/2020.The P&I is in the amount of $4,519.60 and PITI is in the amount of $5,975.74. The UPB reflected as per the payment history is in the amount of $xx.
According to the collection comment dated xx/XX/2021, the RFD is curtailment of income.
As per comment dated xx/XX/2021, the subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence of damage or repairs has been found.
As per the 1003, the borrower is working at “xx.”, as a “xx” for 12.1 years. xx:xx:xx	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| -x.xxx% |----| -x.xxxxx% Comment: Updated as per Transmittal Summary. Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Collections, >= xxx Days   Tape Value: Collections   Variance:    Variance %:    Comment: updated asper review.   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $x.xx   Variance:    Variance %:    Comment: updated asper review.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxmmmmxmxxmxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxmxxmxmmmmxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Remaining Term Loan Value: xxx Tape Value: xxx Variance: xx Variance %: x.xxxxx% Comment: Updated as per Original Note. Tape Source: Initial Tape Type:	3: Curable		* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "TRID violation due to decrease in lender credit on closing disclosure dated 03/2014/2018. Initial LE dated 02/XX/2018 reflects lender credit at $xx.00 However, Final CD dated 03/XX/2018 reflects lender credit at $2801.92 this is decrease of $xx for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
34090247	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$18,052.30	03/XX/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,976.87	4.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	674	Not Applicable	49.990%	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2018 and recorded on xx/XX/2018, in the amount of $xx, with MERS as nominee for xx, with Instrument#xx.

The chain of assignment has not been completed. Currently, the assignment is with MERS as nominee for xx. The last assignment should be with xx.

No active judgments or liens have been found against the borrower.

2nd installment combined taxes of 2021/2022 are due on xx/XX/2022 in the amount of $9,026.15.	According to the payment history as of xx/XX/2021, the borrower is currently delinquent for 20 months. The last payment was received on xx/XX/2020, which was applied for the due date of xx/XX/2020 and the next due date for payment is xx/XX/2020. The P&I is in the amount of $3,976.87 and PITI is in the amount of $5,694.65. The UPB reflected as per the payment history is in the amount of $xx.	xx:As per the comment history, the loan is in collections.
According to the payment history as of xx/XX/2021, the borrower is currently delinquent for 20 months. The last payment was received on xx/XX/2020, which was applied for the due date of xx/XX/2020 and the next due date for payment is xx/XX/2020. The P&I is in the amount of $3,976.87 and PITI is in the amount of $5,694.65. The UPB reflected as per the payment history is in the amount of $xx.
As per the comment dated xx/XX/2021, the reason for default is curtailment of income due to covid-19.
No evidence has been found regarding damage or repairs in the latest servicing comments.
As per the 1003, currently the borrower is working at the xx as xx for 4.2 years. xx:xx:xx	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| -x.xxx% |----| -x.xxxxx% Comment: Total Original T&I for Debt Ratios: (Real Estate Taxes $x,xxx.xx + Hazard Insurance $xxx.xx + Flood Insurance $xx + MI $xx + HOA Dues $xx ) equals $x,xxx.xx and All Other Monthly payments are $xx.xx. The Borrowers Total Monthly income Verified as $xx. Hence, Post-Close DTI per xxxx is xx.xxx%. Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Collections, >= xxx Days   Tape Value: Collections   Variance:    Variance %:    Comment: As per the comment history, the loan is in collections.   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $x.xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: MMMMMMMxMxMMxxMxMxMMMxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxMMMxMxMxxMMxMxMMMMMMM   Tape Value: xxxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: xxx Tape Value: xxx Variance: xx Variance %: x.xxxxx% Comment: Note document reflects maturity date as xx/XX/xxxx. Tape Source: Initial Tape Type:	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.990% as the borrower’s income is $xx and total expenses are in the amount of $5,699.92 and this is a manual underwritten loan."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan fails Qualified Mortgage Lending Policy points and fees test due to Fees charged $xx Exceeds Fees threshold of $xx Over by +$xx. The below fees were included in the test: Points - Loan Discount Fee paid by Borrower: $xx Processing Fee paid by Borrower: $495.00 Underwriting Fee paid by Borrower: $855.00."
																																																																																							* Settlement date is different from note date (Lvl 3) "Final CD reflects closing date as 06/XX/2018. Notary's signature date on the Mortgage/Deed of Trust is xx/XX/2018. Note date is xx/XX/2018."			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
92687139	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other	$0.00	$24,475.68	07/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$4,375.00	$7,953.49	4.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	744	Not Applicable	42.787%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2019 which recorded on xx/XX/2019 in the amount of $xx with xx.
There is no chain of assignment as the subject mortgage is with the original lender xx.
Active liens and judgments against the borrower:
There are two water/sewer/utilities liens on the subject property. First was recorded on xx/XX/2019 in the amount of $116.04 and second was recorded on xx/XX/2021 in the amount of $81.32 in favor of Department of Regulatory and xx Division/xx Section.
There are multiple state tax liens against the borrower recorded on xx/XX/2019 in favor of State of Florida. However, the amount of lien is unavailable.
There are multiple IRS liens against the borrower recorded on xx/XX/2019 in favor of xx Service. However, the amount of lien is unavailable.
There multiple civil judgments against the borrower recorded on xx/XX/2019 in favor of different plaintiffs. However, the amount of judgment is unavailable.
No delinquent taxes have been found.	According to the payment history as of xx/XX/2021, the borrower is delinquent for 4 months. The last payment was received on xx/XX/2021 which was applied to xx/XX/2021. The next due date for payment is xx/XX/2021. The P&I is in the amount of $4,375.00 and PITI is in the amount of $8,313.38. The UPB reflected as per the tape date is in the amount of $xx.	xx:The loan is currently is in collections. According to the payment history as of xx/XX/2021, the borrower is delinquent for 4 months. The last payment was received on xx/XX/2021 which was applied to xx/XX/2021. The next due date for payment is xx/XX/2021. The P&I is in the amount of $4,375.00 and PITI is in the amount of $8,313.38. The UPB reflected as per the tape date is in the amount of $xx.
As per the comment dated xx/XX/2020, the borrower’s income has been affected by Covid-19.
Unable to determine the current occupancy and condition of the subject property.
As per the 1003 document the borrower is working as a CEO at “xx” for 13.7 years. xx:xx:xx	Not Applicable	Field: Deferred Balance Amount Loan Value: Not Applicable Tape Value: $x.xx |---| |----| Comment: N/A. Tape Source: Initial Tape Type:
Field: Original Stated P&I   Loan Value: $xxxx.xx   Tape Value: $xxxx.xx   Variance: $xxxx.xx   Variance %: xx.xxxxx%   Comment: Original stated P&I is $x,xxx.xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: MMMMxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxxxxxMMMM   Tape Value: xxxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: xxx Tape Value: xxx Variance: x Variance %: x.xxxxx% Comment: Stated remaining months are xxx. Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "This loan failed the qualified mortgage interest only test due to a qualified mortgage is a covered transaction that provides for regular periodic payments that are substantially equal, except for the effect that any interest rate change after consummation has on the payment in the case of an adjustable-rate or step-rate mortgage, that does not allow the consumer to defer repayment of principal."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 3)     "Loan fails qualified mortgage lending policy points and fees test due to fees charged $xx exceeds fees threshold of $xx over by +$xx
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $xx
Processing Fee paid by Borrower: $550.00
																																																																																							Underwriting Fee paid by Borrower: $745.00"			Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
59121613	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other	$0.00	$5,163.76	06/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,130.01	6.625%	360	xx	xx	Conventional	ARM	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Secondary	Yes	Yes	No	643	676	38.365%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2022 shows that the subject mortgage was originated on xx/XX/2019 and was recorded on xx/XX/2019 in the amount of $xx, with MERS as nominee for xx, recorded with the Instrument#xx.

The chain of assignment is not completed. The last assignment is with MERS as nominee for xx. However, it should be with xx.

There is active senior mortgage against the subject property in the favor of ‘MERS as nominee for xx’, in the amount of $xx which was originated on xx/XX/2012 and recorded on xx/XX/2012 xx.

2nd installment combined taxes of 2021/2022 have been due on xx/XX/2022 in the amount of $2,581.88.	According to the payment history as of xx/XX/2021, the borrower is delinquent for 6 months. The last payment was received on xx/XX/2021, which was applied for the due date of xx/XX/2021 and the next due date for payment is xx/XX/2021.The P&I is in the amount of $4,130.01 and PITI is in the amount of $5,710.88. The UPB reflected as per seller's tape data is in the amount of $xx.	xx:The current status of the loan is paid in full.
According to the payment history as of xx/XX/2021, the borrower is delinquent for 6 months. The last payment was received on xx/XX/2021, which was applied for the due date of xx/XX/2021 and the next due date for payment is xx/XX/2021.The P&I is in the amount of $4,130.01 and PITI is in the amount of $5,710.88. The UPB reflected as per seller's tape data is in the amount of $xx.
Collection comment does not state reason for default.
The current occupancy of the subject property is unable to be determined.
No evidence has been found regarding COVID-19.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence of damage or repairs has been found.
As per the 1003, the borrower is working at “xx”, as a “xx” for 10.3 years. xx:xx:xx	Not Applicable	Initial Escrow Acct Disclosure	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| -x.xxx% |----| -x.xxxxx% Comment: Updated as per Transmittal Summary. Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Paid in Full   Tape Value: Collections   Variance:    Variance %:    Comment: updated as per revew.   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $x.xx   Variance:    Variance %:    Comment: updated as per revew.   Tape Source: Initial   Tape Type:
Field: Max Rate At First Adjustment   Loan Value: x.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: NA.   Tape Source: Initial   Tape Type:
Field: Min Rate At First Adjustment   Loan Value: x.xxx%   Tape Value: x.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: NA.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xmmmmmxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxxxmmmmmx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: xxx Tape Value: xxx Variance: x Variance %: x.xxxxx% Comment: NA. Tape Source: Initial Tape Type:	3: Curable	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure is not signed by the borrower."
* Intent to Proceed Missing  (Lvl 3)     "Intent to proceed is missing from the loan documents."
																																																																																							* Right of Rescission (Lvl 3) "Right to cancel disclosure is missing from the loan documents"	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 6.534% exceeds APR threshold of 5.800% over by +0.734%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."		Elevated	Not Covered	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
31772718	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$13,900.32	01/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$5,148.77	5.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	702	720	42.659%	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2019 and recorded on xx/XX/2019, in the amount of $xx with MERS as nominee for xx

There is no chain of assignment. Currently, the subject loan is with original lender xx as it should be with xx.

There is a UCC finance statement against the borrower in favor of xx recorded on xx/XX/2020. However, the amount of lien is not mentioned in the supportive document.

1st county taxes of 2021-2022 have been paid in the amount of $6,950.16 on xx/XX/2021.

2nd county taxes of 2021-2022 have been due in the amount of $6,950.16 and the due date is xx/XX/2022.

No prior year delinquent taxes have been found.	According to payment history as of xx/XX/2022, the borrower is currently delinquent for 15 months and the next due date for payment is xx/XX/2020. The last payment was received on xx/XX/2022 in the amount of $6,241.39 which was applied for due date xx/XX/2020. The current P&I is in the amount of $5,148.77 and current PITI is in the amount of $6,241.39 with an interest rate of 5.875%. The current UPB reflected as per the payment history is in the amount of $xx.	xx:According to servicing comments, the current status of the loan is performing.

According to payment history as of xx/XX/2022, the borrower is currently delinquent for 15 months and the next due date for payment is xx/XX/2020. The last payment was received on xx/XX/2022 in the amount of $6,241.39 which was applied for due date xx/XX/2020. The current P&I is in the amount of $5,148.77 and current PITI is in the amount of $6,241.39 with an interest rate of 5.875%. The current UPB reflected as per the payment history is in the amount of $xx.

As per comment dated xx/XX/2021, the borrower's income is impacted by covid-19.

As per comment dated xx/XX/2021, the subject property is owner occupied. No comment pertaining to the damage on the subject property has been observed.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found.
As per the final application, the borrower is working at xx as xx for 3 years and 11 months. xx:xx:xx	Not Applicable	Field: Current Legal Status Loan Value: Collections, >= xxx Days Tape Value: Collections |---| |----| Comment: The loan is in collection. Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $x.xx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxMMMMxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: PH string is xxxxMMMMMxxxxxxxxxxxxxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxMMMMxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: PH reversed string is xxxxxxxxxxxxxxxxxMMMMxxxxx.   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Remaining Term Loan Value: xxx Tape Value: xxx Variance: xx Variance %: x.xxxxx% Comment: Note document reflects stated remaining term as xxx months. Tape Source: Initial Tape Type:	3: Curable		* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 9/XX/2019 reflects Mortgage Broker Fee at $xx. However, final CD dated 10/XX/2019 reflects Mortgage Broker Fee at $xx. This is an increase in fee of $1,401.87 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Loan failed qualified mortgage safe harbor threshold test due to APR calculated 6.047%. Exceeds APR threshold of 5.100%. Over by +0.947%. Subject loan is escrowed."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
2036060	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$26,978.34	01/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$5,663.48	5.875%	360	xx	xx	Conventional	ARM	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	731	739	51.889%	First	Commitment	Not Applicable	Not Applicable	03/XX/2021	$951,487.06	$46,358.84	5.875%	$5,706.30	04/XX/2021	Financial Hardship	The review of the updated title report dated xx/XX/2022 shows that the subject mortgage was originated on xx/XX/2019 and was recorded on xx/XX/2019 in the amount of $xx, with MERS as nominee for xx, recorded with the Instrument#xx.

There is no chain of assignment as the subject mortgage is with the original lender xx.

No active liens and judgments have been found against borrower and property.

1st and 2nd installment county taxes of 2021 have been due on different dates total in the amount of $xx.	According to the payment history as of xx/XX/2022, the borrower is delinquent for a month. The last payment was received on xx/XX/2022, which was applied for the due date of xx/XX/2021 and the next due date for payment is xx/XX/2021.The P&I is in the amount of $5,706.30 and PITI is in the amount of $xx. The UPB reflected as per the payment history is in the amount of $xx.	xx:The current status of the loan is collection.
According to the payment history as of xx/XX/2022, the borrower is delinquent for a month. The last payment was received on xx/XX/2022, which was applied for the due date of xx/XX/2021 and the next due date for payment is xx/XX/2021.The P&I is in the amount of $5,706.30 and PITI is in the amount of $xx. The UPB reflected as per the payment history is in the amount of $xx.
According to the collection comment dated xx/XX/2021, the borrower’s income is impacted by Covid-19. However, the FB plan ran from xx/XX/2020 till xx/XX/2021.
As per comment dated xx/XX/2021, the subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence of damage or repairs has been found.
As per the 1003, the borrower is working at “xx”, as a xx for 4.4 years. xx:xx:xx	The loan modification agreement was made on xx/XX/2021.The new modified principal balance as per modification is in the amount of $xx with interest rate starting at 5.875% and the borrower promises to pay P&I in the amount of $5,706.30 beginning from 04/XX/2021. The deferred balance other than principal is $xx.The maturity date as per loan modification agreement is 02/XX/2050.	Loan Program Info Disclosure	Field: ARM Index Type Loan Value: Not Applicable Tape Value: LIBOR - One Year WSJ |---| |----| Comment: updated as per review. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: As per Tape data, Post Close DTI is xx.xxx%. However Final application documents reflect as xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Collections   Tape Value: Collections, < xx Days   Variance:    Variance %:    Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xxx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Fixed   Tape Value: ARM   Variance:    Variance %:    Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: Max Rate At First Adjustment   Loan Value: x.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: As per note document max rate at first adjustment is x.xxx%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxmmmmmmmxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxmmmmmmmxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Periodic Rate Change Cap Down   Loan Value: x.xxx%   Tape Value: x.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: As per note document periodic rate change cap down is x.xx%.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: x/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: xx (Days)   Variance %:    Comment: updated as per review.   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Remaining Term Loan Value: xxx Tape Value: xxx Variance: x Variance %: x.xxxxx% Comment: As per tape data, Stated remaining term of loan is xxx months. However it reflects xxx months. Tape Source: Initial Tape Type:	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 56.02% (Subject loan is ARM, CE is using the highest possible interest in First 5 Years for P&I), the borrower’s income is $xx and total expenses are in the amount of $xx the loan was underwritten by LP (xx) and its recommendation is “xx” with a DTI of 56.00%."	* Loan program disclosure missing or unexecuted (Lvl 3) "Loan program disclosure is missing from the loan document."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 5.967% exceeds APR threshold of 5.610% over by +0.357%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
60278645	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,980.96	06/XX/2021	Not Applicable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,921.59	5.875%	360	xx	xx	Conventional	ARM	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	731	Not Applicable	Not Applicable	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2019 in favor of MERS as nominee for xx., in the amount of $xx which was recorded on xx/XX/2019.
There is no chain of assignment as the subject mortgage is with the original lender MERS as nominee for xx.
There is a UCC lien which was recorded on xx/XX/2019.
1st and 2nd installment combined taxes for 2021 have been paid in the amount of $1980.96.
No prior year delinquent taxes have been found.	As per the review of updated payment history as of xx/XX/2022, the loan is currently delinquent for 10 months and the next due for regular payment is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of is $4,921.59 which was applied for xx/XX/2021. The UPB is in the amount of $xx. The current P&I is $4,921.59 and PITI is $5,747.90.	xx:The loan is currently in collections and the next due for regular payment is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of is $4,921.59 which was applied for xx/XX/2021. As per the comments, the foreclosure was initiated on xx/XX/2022. The step complaint due on xx/XX/2022 was terminated due to missing AOM. As per the comment dated xx/XX/2022, the RFD is curtailment of income. No repairs and damages have been found. As per the comment dated xx/XX/2020, the covid FB plan was offered that began from xx/XX/2020. The borrower xx has been working at xx as a xx for 5 months. xx:As per the comments, the foreclosure was initiated on xx/XX/2022. The step complaint due on xx/XX/2022 was terminated due to missing AOM. xx:xx	Not Applicable	Field: Deferred Balance Amount Loan Value: Not Applicable Tape Value: $xxxxx.xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Max Rate At First Adjustment   Loan Value: x.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: As per tape data max rate at first adjustment is xx.xxx% however note document reflects x.xxx%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxCCCCCCCCCCx   Variance:    Variance %:    Comment: As per the payment history, the string is xxxxxxxxxxxxxxxxxxxxxxxx   Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Reversed Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx Tape Value: xCCCCCCCCxCxxxxxxxxxxxxx Variance: Variance %: Comment: As per the payment history, the reversed string is xxxxxxxxxxxxxxxxxxxxxxxx Tape Source: Initial Tape Type:	3: Curable		* DSCR is less than 1.00 (Lvl 3) "Net operating income is $xx and annual payments (Debt Services) is $xx and their debt service cover ratio (DSCR) is 0.75 which is less than 1."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
27548175	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$6,870.48	11/XX/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$2,430.66	5.000%	360	xx	xx	FHA	Fixed	Cash Out	Unavailable	Unavailable	Unavailable	xx	xx	Not Applicable	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Unavailable	Not Applicable	First	Final policy	Not Applicable	Not Applicable	03/XX/2015	$577,299.81	Not Applicable	2.000%	$1,672.49	03/XX/2015	Financial Hardship	According to updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2009 with the lender MERS as nominee for xx in the amount of $xx which was recorded on xx/XX/2009.
The chain of assignment has been completed. Currently, the mortgage is with xx.
There is one ECB lien against the subject property in the favor of xx Board in the amount of $300.00 which was recorded on xx/XX/2021.
There is one judgment against the borrower in the favor of xx in the amount of $3123.43 which was recorded on xx/XX/2018.
Annual utility taxes of the year 2022 are delinquent in the amount of $2921.34 which was due on xx/XX/2022 and good through till xx/XX/2022.	As per the review of payment history as of xx/XX/2021, the borrower is currently delinquent for 14 months and next due date is xx/XX/2020. The last payment was received on xx/XX/2021 in the amount of $2584.03 which was applied for the due date of xx/XX/2020. The current P&I is $1672.49 and PITI is $2584.03. The UPB is $xx.	xx:The loan is currently in bankruptcy. As per the review of payment history as of xx/XX/2021, the borrower is currently delinquent for 14 months and next due date is xx/XX/2020. The last payment was received on xx/XX/2021 in the amount of $2584.03 which was applied for the due date of xx/XX/2020. The current P&I is $1672.49 and PITI is $2584.03. The UPB is $xx.
The reason for default is unable to be determine.
The borrower xx had filed bankruptcy under chapter-13 with the case#xx on xx/XX/2019. The plan was confirmed on xx/XX/2020. The date of last filing is xx/XX/2022. The POC was filed by U.S. xx Association on xx/XX/2020 with the secured claim amount of $xx and the arrearage is $xx. As per the Schedule-D of voluntary petition dated xx/XX/2019, the amount of claim is $xx and the value of property is $xx. As per amended chapter-13 plan dated xx/XX/2020, the debtor shall pay the trustee $1759.00 per month for 3 months and $1905.00 per month for 57 months.
The post-closing details regarding the foreclosure have not been found.
																																																																																	As per comment dated xx/XX/2021, the subject property was significantly damaged due to fire. As per comment dated xx/XX/2020, the loss date is xx/XX/2020 and amount of loss is xx.As per comment dated xx/XX/2021, the loss amount is $xx. As per comment xx/XX/2021, the 50% work has been completed. xx:xx:The borrower xx had filed bankruptcy under chapter-13 with the case#xx on xx/XX/2019. The plan was confirmed on xx/XX/2020. The date of last filing is xx/XX/2022. The POC was filed by U.S. xx Association on xx/XX/2020 with the secured claim amount of $xx and the arrearage is $xx. As per the Schedule-D of voluntary petition dated xx/XX/2019, the amount of claim is $xx and the value of property is $xx. As per amended chapter-13 plan dated xx/XX/2020, the debtor shall pay the trustee $1759.00 per month for 3 months and $1905.00 per month for 57 months.	The modification agreement was signed between the borrower xx on xx/XX/2015. The new modified UPB is $xx. The combined principal balance in the amount of $xx is permanently forgiven. Hence, the interest bearing amount is $xx. The borrower promises to pay the P&I in the amount of $1672.49 with an interest rate of 2.00% beginning from 03/XX/2015 till the maturity date of 06/XX/2039.		Field: Current Bankruptcy Post Petition Due Date Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx |---| xxx (Days) |----| Comment: Tape Source: Initial Tape Type: Field: Current Legal Status Loan Value: Bankruptcy-Delinquent Tape Value: Bankruptcy Variance: Variance %: Comment: Tape Source: Initial Tape Type: Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$114,749.57	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
32979812	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	XX	$0.00	$4,267.25	12/XX/2021	zz	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,936.56	8.000%	360	xx	xx	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	494	Not Applicable	First	Final policy	Not Applicable	Not Applicable	01/XX/2015	$361,572.25	$70,272.21	2.000%	$882.13	01/XX/2015	Financial Hardship	As per review of latest updated title report dated xx/XX/2022 the subject mortgage was originated on xx/XX/2007 in the amount of $xx in favor of MERS as nominee for xx Bank, F.S.B which was recorded on xx/XX/2007 under Bk/Pg# xx/468. The chain of assignment has been completed as the mortgage is currently with the current assignee xx but Solely as Trustee for xx.

The mortgage is at lower lien position as there are two HOA liens against the subject property in the amount of $xx in favor of xx which were recorded on xx/XX/2012 and xx/XX/2013.

The annual county taxes for 2021 have been paid in the amount of $4,267.25.
No prior year delinquent taxes have been found.	As per review of latest payment history as of xx/XX/2021 the loan is in delinquency for 39 months. The last payment was received on xx/XX/2021 in the amount of $1,414.09 with interest rate of 2.00% and P&I of $882.13 for the due date of xx/XX/2018. The next due date is xx/XX/2018. The current UPB reflected is in the amount of $xx and the deferred balance is $xx.	xx:The loan is active in BK. As per review of latest payment history as of xx/XX/2021 the loan is in delinquency for 39 months. The last payment was received on xx/XX/2021 in the amount of $1,414.09 with interest rate of 2.00% and P&I of $882.13 for the due date of xx/XX/2018. The next due date is xx/XX/2018. The current UPB reflected is in the amount of $xx and the deferred balance is $xx.

The latest modification agreement was made on xx/XX/2015 with step amortization. The new principal balance is $xx out of which $xx has been deferred hence the interest-bearing amount is $xx. The rate was started from 2.00% with P&I $882.13. The first payment had begun from xx/XX/2015 and ends with the maturity date of xx/XX/2054. The rate changes in 3 steps ending at 3.75% and P&I $1,136.80.

As per PACER Report " xx” had filed the bankruptcy under ch#13 with the case# xx on xx/XX/2019. Schedule D of xx dated xx/XX/2021 shows that the amount of claim without deducting the value of collateral is $xx and value of property is $xx; therefore, the unsecured portion is $xx. The POC was filed by subject creditor on xx/XX/2020 with the claim amount of $xx and arrears in the amount of $xx. The plan was confirmed on xx/XX/2020. As per plan dated xx/XX/2020 debtor shall cure arrears through the plan. The last date of filing is xx/XX/2022.

As per available document located at xx foreclosure proceedings were initiated on property in 2018. The sale was scheduled on xx/XX/2019; however available comments states that file was placed on hold due to bankruptcy filed by debtor on xx/XX/2019. The loan is active in bankruptcy. No further details have been found regarding foreclosure proceedings.

The subject property is owner occupied and no visible damages were reported.
As per comment dated xx/XX/2020 RFD is covid pandemic. The comment dated xx/XX/2020 shows that covid pandemic forbearance plan was offered which was begun from xx/XX/2020. No more details are available. xx:As per available document located at xx foreclosure proceedings were initiated on property in 2018. The sale was scheduled on xx/XX/2019; however available comments states that file was placed on hold due to bankruptcy filed by debtor on xx/XX/2019. The loan is active in bankruptcy. No further details have been found regarding foreclosure proceedings. xx:As per PACER Report " xx” had filed the bankruptcy under ch#13 with the case# xx on xx/XX/2019. Schedule D of xx dated xx/XX/2021 shows that the amount of claim without deducting the value of collateral is $xx and value of property is $xx; therefore, the unsecured portion is $xx. The POC was filed by subject creditor on xx/XX/2020 with the claim amount of $xx and arrears in the amount of $xx. The plan was confirmed on xx/XX/2020. As per plan dated xx/XX/2020 debtor shall cure arrears through the plan. The last date of filing is xx/XX/2022	The latest modification agreement was made on xx/XX/2015 with step amortization. The new principal balance is $xx out of which $xx has been deferred hence the interest-bearing amount is $xx. The rate was started from 2.00% with P&I $882.13. The first payment had begun from 1/XX/2015 and ends with the maturity date of 12/XX/2054. The rate changes in 3 steps ending at 3.75% and P&I $1,136.80.	Field: Balloon Indicator Loan Value: No Tape Value: Yes |---| |----| Comment: No balloon provision found. Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Bankruptcy-Delinquent   Tape Value: Bankruptcy   Variance:    Variance %:    Comment: loan is active in BK and delinquent for xx months.   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: FC is on BK hold.   Tape Source: Initial   Tape Type:
																																																																																				Field: Loan Amortization Type Loan Value: Step Tape Value: Fixed Variance: Variance %: Comment: loan modified with step amortization. Tape Source: Initial Tape Type:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
5455808	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$0.00	$1,988.45	12/XX/2021	Unavailable	No	Bankruptcy Filing	Chapter 13	xx	Unavailable	Not Applicable	xx	Not Applicable	$2,900.82	8.500%	360	xx	xx	Conventional	ARM	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	730	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Review of updated title report dated xx/XX/2022 shows subject mortgage was originated on xx/XX/2007 in the amount of $xx with MERS as nominee for xx, and it was recorded on xx/XX/2007.

The chain of assignment is complete. The loan is currently assigned with xx, not in its individual capacity, but solely as trustee for xx.

No active judgments or liens have been found.

First combined taxes of 2021 have been paid off in the amount of $1,988.45 on xx/XX/2021.
Second combined taxes of 2021 are due in the amount of $1,988.45 on xx/XX/2022.

As per updated title report, no prior year taxes are delinquent.	The review of updated payment history as of xx/XX/2021, the subject loan is currently delinquent for 1 month and the next due date of payment is xx/XX/2021. The last payment xx was received in the amount of $xx which applied for xx/XX/2021. The current P&I is $3,096.22 with an interest rate of 3.500%. The UPB as of the date is mentioned in the updated payment history is in the amount of $xx.	xx:The review of the collection comment shows that the loan is in bankruptcy and the next due date for the payment is xx/XX/2021. The debtor xx had filed for bankruptcy under chapter-13 with the case# xx on xx/XX/2019.

According to the servicing comment dated xx/XX/2021, the subject claim has been crammed down and new UPB is $xx, new IR 3.5% and new PI$xx and new maturity is xx/XX/2061. The debtor had filed by the bankruptcy under chapter 13 with case # xx on xx/XX/2019. However, there is a pacer issue for BK search.

The comment dated xx/XX/2021 states that the foreclosure sale date was re-scheduled on xx/XX/2021. The foreclosure sale has been postponed several times from xx/XX/2020. The foreclosure was put on hold due to Covid-19 Moratorium. However, the loan is active bankruptcy that has been filed on xx/XX/2019 by xx No further details have been found.

As per servicing comment dated xx/XX/2021, the motion to dismiss FC has filed and the motion was xxed on xx/XX/2021. No further details have been found.

The review of updated payment history as of xx/XX/2021, the subject loan is currently delinquent for 1 month and the next due date of payment is xx/XX/2021. The last payment xx was received in the amount of $4000.00 which applied for xx/XX/2021. The current P&I is $3,096.22 with an interest rate of 3.500%. The UPB as of the date is mentioned in the updated payment history is in the amount of $xx.

																																																																																	The property is owner occupied and is in average condition. Information regarding the damage and repair is not available in the latest servicing comments. xx:The comment dated xx/XX/2021 states that the foreclosure sale date was re-scheduled on xx/XX/2021. The foreclosure sale has been postponed several times from xx/XX/2020. The foreclosure was put on hold due to Covid-19 Moratorium. However, the loan is active bankruptcy that has been filed on xx/XX/2019 by xx No further details have been found. xx:According to the PACER, the debtor xx had filed for bankruptcy under chapter-13 with the case# xx on xx/XX/2019. The collection comment dated xx/XX/2021 shows, cramdown order has been entered on xx/XX/2021 & completed on xx/XX/2021. The new UPB per cramdown in the amount of $xx with the rate of interest 3.5% for P&I of $3096.22 till xx/XX/2061. The POC was filed on xx/XX/2020 the arrearage amount is xx. The order dismissing case has been filed on xx/XX/2020.	This is conventional fixed rate mortgage with P&I of $2,900.82 with the rate of interest 8.5000% and a maturity date of 12/XX/2037. The P&I as per payment history is the $3,096.22 and rate of interest is 3.500%, however, there is a reduction in P&I and rate of interest with respect to Note data which seems that there would be a possible modification. At this the modification document is missed from the loan file.		Field: Loan Amortization Type Loan Value: Unavailable Tape Value: Fixed |---| |----| Comment: Tape Source: Initial Tape Type:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
166119	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$0.00	08/XX/2021	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$518.88	6.750%	360	xx	xx	Conventional	Fixed	Purchase	Unavailable	Unavailable	Full Documentation	Not Applicable	Not Applicable	xx	Primary	Yes	Unavailable	Not Applicable	29.971%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2005 with the lender MERS as nominee for xx in the amount of $xx which was recorded on xx/XX/2006 with Instrument# xx.

The chain of mortgage assignment has been completed. Currently, the mortgage assignment is with xx.

Active junior or senior judgments/liens/mortgages:

1.There is an active prior Mortgage available in the updated title report in the amount of $3,900.00 in favor of xx and which was recorded on xx/XX/1989. However, this prior mortgage is not showing in schedule-B of final xx as an exception and no pay off is found in final HUD-1 for this prior mortgage. No recorded copy of release or satisfaction has been found in the updated title report.

2.There are two state tax liens active against the borrower in the amount of $5,477.67 held by xx of xx and recorded on xx/XX/2012 & xx/XX/2014.

1st installment of county taxes for year 2020 have been paid off in the amount of $1,144.89.

2nd installment of county taxes for year 2020 have been paid off in the amount of $898.07.	According to the payment history as of xx/XX/2021, the borrower is delinquent for 40 months with the loan. The last payment received on xx/XX/2021 which was applied to xx/XX/2018 and the next due date for payment is xx/XX/2018. The P&I is in the amount of $518.88 and PITI is in the amount of $779.92 with an interest rate as per payment history is 6.750%. The current UPB reflected is in the amount of $xx.	xx:As per the review of collection comments, the current status of the loan is in bankruptcy.

According to the payment history as of xx/XX/2021, the borrower is delinquent for 40 months with the loan. The last payment received on xx/XX/2021 which was applied to xx/XX/2018 and the next due date for payment is xx/XX/2018. The P&I is in the amount of $518.88 and PITI is in the amount of $779.92 with an interest rate as per payment history is 6.750%. The current UPB reflected is in the amount of $xx.

No comments have been found regarding borrower impacted by COVID-19 pandemic.

According to the PACER, the debtor xx had filed for bankruptcy under chapter-13 with the case# xx on xx/XX/2018 and the plan was confirmed on xx/XX/2018.
 The POC was filed on xx/XX/2018, the POC amount is $xx and the arrearage amount is $xx.The case is active and the last filing date is xx/XX/2022.

As per collection comment dated xx/XX/2021, foreclosure is on hold due to bankruptcy. No other evidence has been found in collection comments. xx:As per collection comment dated xx/XX/2021, foreclosure is on hold due to bankruptcy. No other evidence has been found in collection comments. xx:According to the PACER, the debtor xx had filed for bankruptcy under chapter-13 with the case# xx on xx/XX/2018 and the plan was confirmed on xx/XX/2018.
																																																																																	The POC was filed on xx/XX/2018, the POC amount is $xx and the arrearage amount is $xx.The case is active and the last filing date is xx/XX/2022.	Not Applicable		Field: Currently in Foreclosure? Loan Value: Yes Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
89549464	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,961.89	12/XX/2021	Unavailable	No	Moratorium	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$648.60	6.750%	360	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	07/XX/2017	$158,207.87	Not Applicable	5.500%	$815.99	07/XX/2017	Financial Hardship	According to Updated title report dated xx/XX/2022 the subject mortgage was originated on xx/XX/2008 with the lender MERS as nominee for xx and xx in the amount of $xx which was recorded on xx/XX/2008. The chain of assignment has been completed. The loan is currently assigned with xx, Not in xx capacity but xx.
There are two abstract of support judgment open against the borrower in the total amount of $7,742.77 with xx which were recorded on xx/XX/2012 & xx/XX/2018.
The annual combined taxes for 2021 have been paid in the amount of $3,961.89.
No any prior year’s taxes have been delinquent.	The review of the payment history as of xx/XX/2021, the loan is in delinquency for 15 months. The last payment was received on xx/XX/2021 in the amount of $1,403.25 which was applied for the due date of xx/XX/2020. The next due date is xx/XX/2020. The current p&I is $815.99 and rate of interest is 5.50%. Current UPB reflected is in the amount of $xx.	xx:The loan is active in BK. The review of the payment history as of xx/XX/2021, the loan is in delinquency for 15 months. The last payment was received on xx/XX/2021 in the amount of $1,403.25 which was applied for the due date of xx/XX/2020. The next due date is xx/XX/2020. The current p&I is $815.99 and rate of interest is 5.50%. Current UPB reflected is in the amount of $xx.

This modification agreement was made between and borrower xx & the lender xx on xx/XX/2017. As per the modified term, the new principal balance is $xx. The borrower promises to pay new monthly P&I $815.99 with a modified interest rate of 5.500%. The first payment had begun from xx/XX/2017 with a maturity date of xx/XX/2057.

As per comment dated xx/XX/2020 property had roof damage. However, no evidence has been found regarding estimated cost. No further comments have been found regarding damage/repair; hence, unable to determine whether the repair has been completed or not.

According to the PACER Report, the debtor “xx” had filed bankruptcy under chapter- 13 with case#xx on xx/XX/2019. The plan was confirmed on xx/XX/2020. The POC was filed by subject creditor on xx/XX/2019 with the claim amount of $xx and the arrearage in the amount of $xx. As per order confirming plan dated xx/XX/2020 debtor shall cure pre-petition arrears through the plan and debtor shall pay contractual monthly payments direct to the subject creditor. The last date of filing is xx/XX/2022.

According to the available servicing comments the foreclosure is on hold due to bankruptcy filed by debtor on xx/XX/2019 and for moratorium that is covid-19 service review required. No more information has been found regarding foreclosure proceedings. xx:According to the available servicing comments the foreclosure is on hold due to bankruptcy filed by debtor on xx/XX/2019 and for moratorium that is covid-19 service review required. No more information has been found regarding foreclosure proceedings. xx:According to the PACER Report, the debtor “xx” had filed bankruptcy under chapter- 13 with case#xx on xx/XX/2019. The plan was confirmed on xx/XX/2020. The POC was filed by subject creditor on xx/XX/2019 with the claim amount of $xx and the arrearage in the amount of $xx. As per order confirming plan dated xx/XX/2020 debtor shall cure pre-petition arrears through the plan and debtor shall pay contractual monthly payments direct to the subject creditor. The last date of filing is xx/XX/2022.	This modification agreement was made between and borrower xx on xx/XX/2017. As per the modified term, the new principal balance is $xx. The borrower promises to pay new monthly P&I $815.99 with a modified interest rate of 5.500%. The first payment had begun from 7/XX/2017 with a maturity date of 6/XX/2057.	Field: Bankruptcy Motion Filed Date Loan Value: Not Applicable Tape Value: xx/XX/xxxx |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Bankruptcy-Delinquent   Tape Value: Bankruptcy   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $x.xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: $xx  Tape Value: $xx   Variance: $-xxxxx.xx   Variance %: -xx.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
5162283	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$906.08	11/XX/2021	zz	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$820.27	4.875%	360	xx	xx	Conventional	Fixed	Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2009 with the lender xx., in the amount of $xx and this was recorded on xx/XX/2009.
The chain of the assignment has been completed and currently, the assignment is with xx, Not in its xx but Solely as Trustee for xx which was recorded on xx/XX/2017.
There is an active junior mortgage against the subject property in the amount of $xx which is held by “xx” and this was recorded on xx/XX/2010.
The town first installment taxes for the year 2022 have been paid in the amount of $906.09 in xx/XX/2022 and the second installment is due in the amount of $906.08 till xx/XX/2022.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/XX/2021, the borrower is delinquent with the loan for 43 months and the next due date for the payment is xx/XX/2018. The last payment was received in the amount of $820.27 on xx/XX/2021 which was applied to the due date for xx/XX/2018. The current unpaid principal balance is $xx. The current P&I is $820.27, PITI is $1,516.64 and interest rate is 4.875%.	xx:The current status of the loan is bankruptcy and the next due date for the payment is xx/XX/2018. The last payment was received in the amount of $820.27 on xx/XX/2021 which was applied to the due date for xx/XX/2018. The current unpaid principal balance is $xx. The current P&I is $820.27, PITI is $1,516.64 and interest rate is 4.875%.
The foreclosure was initiated in this loan in 2015 and the Notice of xx was filed with case#F-xx-15 on xx/XX/2015. Later on, the foreclosure was placed on hold as the debtor had filed bankruptcy under chapter 13 with case# xx on xx/XX/2019. No further information is available.

According to PACER Report, xx had filed bankruptcy under chapter 13 with case# xx on xx/XX/2019. Schedule-D in voluntary petition shows $7,615.66 as unsecured portion out of the secured claim amount of $xx and the value of collateral is $xx on xx/XX/2019. The POC was filed by the creditor on xx/XX/2019 with the secured claim of $xx and with the arrearage of $xx.  The chapter 13 plan was confirmed on xx/XX/2020 and the debtor has to pay the monthly payment in the amount of $1300.00 per month for 60 months. No more evidences are available regarding current bankruptcy status.
As per the comment dated xx/XX/2020, the subject property was damaged due to wind/hail on xx/XX/2020. The draft check was issued for claim# 836-xx by xx for the net claim amount of $4526.39. However, the disbursement amount was rejected xx/XX/2020. The repairs have been completed. No further information is available.
																																																																																	The loan has not been modified since origination. No comments have been found stating that the borrower’s income has been affected by COVID-19. xx:The foreclosure was initiated in this loan in 2015 and the Notice of xx was filed with case#F-xx-15 on xx/XX/2015. Later on, the foreclosure was placed on hold as the debtor had filed bankruptcy under chapter 13 with case# xx on xx/XX/2019. No further information is available. xx:According to PACER Report, xx had filed bankruptcy under chapter 13 with case# xx on xx/XX/2019. Schedule-D in voluntary petition shows $7,615.66 as unsecured portion out of the secured claim amount of $xx and the value of collateral is $xx on xx/XX/2019. The POC was filed by the creditor on xx/XX/2019 with the secured claim of $xx and with the arrearage of $xx. The chapter 13 plan was confirmed on xx/XX/2020 and the debtor has to pay the monthly payment in the amount of $1300.00 per month for 60 months. No more evidences are available regarding current bankruptcy status.	Not Applicable		Field: Bankruptcy Motion Filed Date Loan Value: Not Applicable Tape Value: x/XX/xxxx |---| |----| Comment: Not Applicable Tape Source: Initial Tape Type: Field: Borrower #x Middle Name Loan Value: Not Applicable Tape Value: - Variance: Variance %: Comment: Not Applicable Tape Source: Initial Tape Type: Field: Currently in Foreclosure? Loan Value: Yes Tape Value: No Variance: Variance %: Comment: Yes Tape Source: Initial Tape Type: Field: Purpose of Transaction per HUD-x Loan Value: Not Applicable Tape Value: Cash Out Variance: Variance %: Comment: Tape Source: Initial Tape Type:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$4,526.39	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
90517634	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$6,672.65	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$2,136.93	5.875%	360	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2009 in favor of xx. in the amount of $xx and it was recorded on xx/XX/2010.
The chain of assignment has been completed.
There is a senior mortgage open against the subject property in favor of xx in the amount of $xx0 which was recorded on xx/XX/1993 with xx.
1) There are two civil judgments open against the borrower in the favor of xx and Remodeling in the total amount of $xx which were recorded on xx/XX/2013 & xx/XX/2013.
2) There is a civil judgment open against the borrower in the favor of xx Co in the amount of $xxwhich was recorded on xx/XX/2020.	The payment history dated as of xx/XX/2021 reveals that the borrower is currently delinquent for 11 months and the next due date is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $2,649.00 and it was applied for the due date of xx/XX/2020. The current P&I is $2,136.93 and interest rate is 5.875%. The current unpaid principal balance is in the amount of $xx.	xx:Loan is in bankruptcy.
The payment history dated as of xx/XX/2021 reveals that the borrower is currently delinquent for 11 months and the next due date is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $2,649.00 and it was applied for the due date of xx/XX/2020. The current P&I is $2,136.93 and interest rate is 5.875%. The current unpaid principal balance is in the amount of $xx.
According to the PACER, xx had filed bankruptcy under chapter-13 with the case# xx on xx/XX/2014. Amended chapter 13 plan was filed on xx/XX/2019, which states subject creditor claim arrearage will be paid through bankruptcy in the amount of $xx and regular payment will be paid directly to creditor. This plan was confirmed on xx/XX/2020.
As per comment dated xx/XX/2021, the subject property is vacant. No further details have been found.
																																																																																	As per comment dated xx/XX/2020, the borrower’s income was impacted by Covid-19. The notice of request for forbearance plan xx was filed through bankruptcy on xx/XX/2020. No further details have been found. xx:xx:According to the PACER, xx had filed bankruptcy under chapter-13 with the case# xx on xx/XX/2014. Amended chapter 13 plan was filed on xx/XX/2019, which states subject creditor claim arrearage will be paid through bankruptcy in the amount of $xx and regular payment will be paid directly to creditor. This plan was confirmed on xx/XX/2020.	Not Applicable			1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
96294321	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$388.82	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$445.76	7.000%	360	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Unavailable	Not Applicable	First	Short Form Policy	Not Applicable	Not Applicable	01/XX/2012	$62,933.81	Not Applicable	7.000%	$391.09	02/XX/2012	Financial Hardship	The review of the updated title report dated xx/XX/2022 shows that the subject mortgage was originated on xx/XX/2002 and it was recorded on xx/XX/2002 in the amount of $xx in favor of MERS as nominee for “xx”.

There is active xx Lien available in the updated title report against the borrower in the amount of $1,298.67 in favor of “xx” and it was recorded on xx/XX/2013.

The annual county taxes for the year 2021 have been paid in the amount of $ 388.82 on xx/XX/2021.	Review of updated payment history as of xx/XX/2021, the loan is currently delinquent for 4 months. The last regular payment xx has been made on xx/XX/2021 in the amount of $391.09 for the due date of xx/XX/2021. The UPB as of the date is in the amount $xx.	xx:The loan is currently in bankruptcy. As per review of updated payment history as of xx/XX/2021, the loan is currently delinquent for 4 months. The last regular payment xx has been made on xx/XX/2021 in the amount of $391.09 for the due date of xx/XX/2021. The UPB as of the date is in the amount $xx.
The debtor xx had filed bankruptcy under chapter-13 on xx/XX/2017 with the case# xx and plan was confirmed on xx/XX/2018. The POC was filed on xx/XX/2018 with the secured claim $xx with an arrearage of $5,515.14.
No evidence has been found regarding foreclosure. xx:xx:The debtor xx had filed bankruptcy under chapter-13 on xx/XX/2017 with the case# xx and plan was confirmed on xx/XX/2018. The POC was filed on xx/XX/2018 with the secured claim $xx with an arrearage of $5,515.14.	The loan was modified on xx/XX/2012 with new principal balance of $xx. The borrower promises to pay the new P&I in the amount of $391.09 with the new fixed interest rate of 7.000% beginning from 2/XX/2012 to the maturity date of 1/XX/2052.	Field: Current Legal Status Loan Value: Bankruptcy-Delinquent Tape Value: Bankruptcy |---| |----| Comment: Current legal status is bankruptcy delinquent. Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $x.xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xx (Days)   Variance %:    Comment: Doc date of last modification is x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance: -x (Days)   Variance %:    Comment: Original note doc date is xx.   Tape Source: Initial   Tape Type:
																																																																																				Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Property address street is xx. Tape Source: Initial Tape Type:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
46362933	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$4,792.49	12/XX/2021	zz	No	Unavailable	Chapter 13	xx	Not Applicable	Not Applicable	xx	$1,810.83	$2,469.68	6.625%	360	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	05/XX/2013	$335,324.37	Not Applicable	4.000%	$1,401.45	07/XX/2013	Financial Hardship	As per the review of the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2007 in the amount of xx which was recorded on xx/XX/2007 in the favor of MERS as nominee for xx.
Chain of assignment has been completed. Currently, the mortgage is with xx, but solely as trustee for the xx which was recorded on xx/XX/2018.
There is a junior mortgage in the amount of xx which was recorded on xx/XX/2008 in the favor of xx.
There is a judgment in the amount of $4068.16 which was recorded on xx/XX/2018 in the favor of xx.
Annual taxes for 2021 have been paid in the amount of $4678.72.
No prior year delinquent taxes have been found.	As per the review of the payment history as of xx/XX/2021, the borrower has been delinquent for 37 months and the next payment is due for xx/XX/2018. The last payment was received on xx/XX/2021 in the amount of $1,835.24 which was applied for xx/XX/2018. The UPB is $xx. The current P&I is $1,401.45 and PITI is xx	xx:The loan is currently in bankruptcy-delinquent and the next payment is due for xx/XX/2018. The last payment was received on xx/XX/2021 in the amount of $1,835.24 which was applied for xx/XX/2018. As per the review of the PACER report, the borrower xx had filed bankruptcy under chapter 13 with the case#xx on xx/XX/2018. The plan was confirmed on xx/XX/2019. The RFD is unable to be determined. No repairs and damages have been found. No comments have been found stating the borrower’s income was impacted by covid. xx:As per the lis pendency located”Ln#xx pg#22”, the complaint was filed on xx/XX/2017. No further details have been found. xx:As per the review of the PACER report, the borrowers xx Stepek and xx had filed bankruptcy under chapter 13 with the case#xx on xx/XX/2018. The plan was confirmed on xx/XX/2019. The POC was filed on xx/XX/2018 with its secured portion as xx and arrearage amount of xx. As per the chapter 13 plan filed on xx/XX/2018, the debtor shall pay the trustee the amount of $200.	This modification agreement was signed between the borrower xx and the lender xx on xx/XX/2013. The UPB is $xx. The borrower promises to pay P&I in the amount of $1,401.45 with an interest rate of 4.000%, beginning from 7/XX/2013. The maturity is 6/XX/2053.	Field: Bankruptcy Motion Filed Date Loan Value: Not Applicable Tape Value: x/XX/xxxx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Borrower #x Middle Name   Loan Value: Not Applicable   Tape Value: -   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Bankruptcy-Delinquent   Tape Value: Bankruptcy   Variance:    Variance %:    Comment: The loan is currently in bankruptcy-delinquent and the next payment is due for xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: As per the lis pendency located”xx”, the complaint was filed on xx/XX/xxxx. No further details have been found.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xx (Days)   Variance %:    Comment: This modification agreement was signed between the borrower XX and the lender XX  on x/XX/xxxx.   Tape Source: Initial   Tape Type:
																																																																																				Field: Original Note Doc Date Loan Value: xx Tape Value: xx Variance: -xx (Days) Variance %: Comment: Tape Source: Initial Tape Type:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
32884550	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$6,156.99	11/XX/2021	Not Applicable	No	Bankruptcy Filing	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$2,142.97	6.750%	360	xx	xx	Conventional	Fixed	Unavailable	Unavailable	Unavailable	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	12/XX/2016	$345,641.81	Not Applicable	3.625%	$1,365.02	12/XX/2016	Financial Hardship	The review of the updated title report dated xx/XX/2022 shows that the subject mortgage was originated on xx/XX/2007 and it was recorded on xx/XX/2007 in the amount of $xx in favor of MERS as nominee for xx.

The chain of assignment is completed as currently the assignment is with xx, not in its individual capacity but solely as trustee for the xx.

1) There are two active IRS liens against borrower and in the total amount of $xx in favor of xx and they were recorded on xx/XX/2014 and xx/XX/2016.

The annual county taxes for 2021 have been paid in full in the amount of $6,156.99 on xx/XX/2022.	Review of updated payment history as of xx/XX/2021, the loan is currently in delinquency for +12 months and the next due for regular payment is xx/XX/2020. The last regular payment xx was made on xx/XX/2021 in the amount of $1,365.02 for the due date of xx/XX/2020. The UPB as of the date is in the amount of $xx.	xx:As per the review of the servicing comments the loan is in the active bankruptcy and the borrower is delinquent with the loan for +12 months. The last payment was received on xx/XX/2021 which was applied for xx/XX/2020 and the next due date for the payment is xx/XX/2020. The P&I is the amount of $1,365.02 and PITI is in the amount of $1,998.51.The UPB reflected as per the updated payment history is in the amount of $xx.
The loan was modified on xx/XX/2016 with new principal balance of $xx. The borrower promises to pay the new modified P&I of $1,365.02 with the new fixed interest rate of 3.625% beginning from xx/XX/2016 to the new maturity date of xx/XX/2056. There is no deferred and forgiven amount. As per the latest collection comments the subject property has been occupied by the owner. As per collection comment unable to determine the reason for default. The latest BPO is not available .Recent servicing comments do not reflect any damage. xx:The foreclosure proceedings were initiated on the loan by referring it to attorney. Foreclosure has been put on hold due to the debtor xx had filed bankruptcy under chapter-13 with the case# xx on xx/XX/2018. No more evidences are available in the latest 24 months servicing comments regarding further foreclosure proceedings. xx:According to the PACER the debtor xx had filed bankruptcy under chapter-13 with the case# xx on xx/XX/2018. The plan was confirmed on xx/XX/2020. The POC was filed on xx/XX/2018 with the claim amount of $xx and the amount of arrearage is $xx. As per order confirming chapter 13 plan the debtor shall pay to the trustee $1,277.00 per month for 60 months.	The loan was modified on xx/XX/2016 with new principal balance of $xx. The borrower promises to pay the new modified P&I of $1,365.02 with the new fixed interest rate of 3.625% beginning from 12/XX/2016 to the new maturity date of 11/XX/2056. There is no deferred and forgiven amount.	Field: Bankruptcy Motion Filed Date Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx |---| -xx (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Bankruptcy-Delinquent   Tape Value: Bankruptcy   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Original Note Doc Date Loan Value: xx Tape Value: xx Variance: x (Days) Variance %: Comment: Tape Source: Initial Tape Type:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
72569631	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$7,189.02	12/XX/2021	zz	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$613.26	4.625%	180	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	08/XX/2014	$64,281.00	Not Applicable	4.625%	$294.17	09/XX/2014	Financial Hardship	As per the updated title report as of xx/XX/2022, the subject mortgage was originated on xx/XX/2009 and it was recorded on xx/XX/2010 in the amount of $xx with the Lender MERS as nominee for xx.
The chain of assignment has been completed. Last assignment is with “xx”.
There is one senior civil judgment against the borrower in the favor of xx. for the amount of $xx which was recorded on xx/XX/2004.
There are 4 junior credit card judgments against the borrower in the different favor for the total amount of $xx which was recorded in different dates.
There are 2 junior state tax liens against the borrower in the favor Div of Taxation for the amount of $7805.01 & $3195.92 which was recorded on xx/XX/2017 & xx/XX/2021.
Annual utility taxes for the year of 2021 & 2022 are delinquent in the amount of $208.00 & $3.50 which was due on xx/XX/2021 and they are good through till xx/XX/2022.	According to the payment history as of xx/XX/2021, the borrower is delinquent from 10 months and the next due date is xx/XX/2021. Last payment was received on xx/XX/2021 in the amount of $1040.39. Current P&I is $294.17 and the interest rate of 4.625%. The new UPB is reflected in the amount of $xx.	xx:The loan is in the bankruptcy.
According to the payment history as of xx/XX/2021, the borrower is delinquent from 10 months and the next due date is xx/XX/2021. Last payment was received on xx/XX/2021 in the amount of $1040.39. Current P&I is $294.17 and the interest rate of 4.625%. The new UPB is reflected in the amount of $xx.
Reason for default is unable to be determined.
The debtor xx had filed Bankruptcy under chapter-13 on xx/XX/2019 with the Case# xx. The POC was filed on xx/XX/2019 with the secured claim $xx & with an arrearage of $xx. 13.  Plan was confirmed on xx/XX/2019. The debtor has promised to pay for trustee in the amount of $655.00 for 60 months.
Foreclosure was initiated in 2018 and the complaint was filed on xx/XX/2018 with the case# F-xx-18. However, the foreclosure was put on hold due to bankruptcy.
Subject property is owner occupied. No damage and repairs have been found. xx:Foreclosure was initiated in 2018 and the complaint was filed on xx/XX/2018 with the case# F-xx-18. The judgment was entered on xx/XX/2018. However, the foreclosure was put on hold due to bankruptcy. xx:The debtor xx had filed Bankruptcy under chapter-13 on xx/XX/2019 with the Case# xx. The POC was filed on xx/XX/2019 with the secured claim $xx & with an arrearage of $xx. 13.  Plan was confirmed on xx/XX/2019. The debtor has promised to pay for trustee in the amount of $655.00 for 60 months.
Plan confirmed on xx/XX/2019 and last filed on xx/XX/2022.	The Modification agreement was made between the borrower xx and lender xx On xx/XX/2014. The new modified principal balance is $xx. The borrower promises to pay the P&I in the amount of $294.17 with an interest rate of 4.625% beginning from 9/XX/2014 till the maturity date of 8/XX/2054.	Field: Currently in Foreclosure? Loan Value: Yes Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
																																																																																				Field: Doc Date of Last Modification Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx Variance: -xx (Days) Variance %: Comment: Tape Source: Initial Tape Type:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
63825871	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,203.64	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,205.90	12.090%	360	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	The review of the updated title report dated xx/XX/2022 shows that the subject mortgage was originated on xx/XX/1997 and was recorded on xx/XX/1997 with instrument# xx in the amount of $xx in favor of xx.

 No active judgments/liens have been found in the updated title report against the borrower/subject property.

There is one junior mortgage open against the property in the amount of $xx which was recorded on xx/XX/1997 in favor of xx.

2021 combined annual taxes are paid off in the amount of $2,203.64 on xx/XX/2021.

No prior year delinquent taxes have been found in the updated title report.	Review of the payment history dated as of xx/XX/2021 reveals that borrower has been delinquent for 5 months. The last payment was received in the amount of $1,179.23 on xx/XX/2021 which was applied for the due date of xx/XX/2021. The next due date is xx/XX/2021. Current UPB as of date reflects in the provided payment history is in the amount of $xx and current interest rate as per payment history is 4.375%.	xx:Currently, the loan is in bankruptcy. Provided payment history as of xx/XX/2021, reveals that the loan is in delinquency for 5 months and the UPB as of the data is in the amount of $xx.

This is a conventional fixed rate mortgage with P&I of $1,205.90 with the rate of interest 12.090% and a maturity date of the loan is xx/XX/2027. The P&I as per updated payment history as of the date is $886.92 and rate of interest is 4.375%; however, there is a reduction in P&I and rate of interest with respect to original Note data which seems that there would be a possible loan modification. As per the seller’s tape data the loan was modified on xx/XX/2010, but an executed copy of such loan modification agreement is missing from the loan file.

Review of the payment history dated as of xx/XX/2021 reveals that borrower has been delinquent for 5 months. The last payment was received in the amount of $1,179.23 on xx/XX/2021 which was applied for the due date of xx/XX/2021. The next due date is xx/XX/2021. Current UPB as of date reflects in the provided payment history is in the amount of $xx and current interest rate as per payment history is 4.375%.

The debtor xx had filed bankruptcy under chapter-13 on xx/XX/2018 with the Case# xx and the plan was confirmed on xx/XX/2019. xx-D in voluntary petition shows that the unsecured amount is $0.000 out of secured claim in the amount of $xx and with collateral of $xx. This plan was confirmed on xx/XX/2019. The POC was filed on xx/XX/2018 with the secured claim of $xx with an arrearage of $6,456.51. xx:xx:The debtor xx had filed bankruptcy under chapter-13 on xx/XX/2018 with the Case# xx and the plan was confirmed on xx/XX/2019. xx-D in voluntary petition shows that the unsecured amount is $0.000 out of secured claim in the amount of $xx and with collateral of $xx. This plan was confirmed on xx/XX/2019. The POC was filed on xx/XX/2018 with the secured claim of $xx with an arrearage of $6,456.51.	This is a conventional fixed rate mortgage with P&I of $1,205.90 with the rate of interest 12.090% and a maturity date of the loan is 11/XX/2027. The P&I as per updated payment history as of the date is $886.92 and rate of interest is 4.375%; however, there is a reduction in P&I and rate of interest with respect to original Note data which seems that there would be a possible loan modification. As per the seller’s tape data the loan was modified on 11/XX/2010, but an executed copy of such loan modification agreement is missing from the loan file.	Field: Borrower #x Middle Name Loan Value: Not Applicable Tape Value: - |---| |----| Comment: Not Applicable Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Unavailable   Tape Value: $x.xx   Variance:    Variance %:    Comment: Unavailable.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Unavailable   Tape Value: xx/XX/xxxx   Variance:    Variance %:    Comment: Unavailable.   Tape Source: Initial   Tape Type:
Field: Mod Step x Date   Loan Value: Unavailable   Tape Value: xx/XX/xxxx   Variance:    Variance %:    Comment: Unavailable.   Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: Unavailable   Tape Value: x.xxx%   Variance:    Variance %:    Comment: Unavailable.   Tape Source: Initial   Tape Type:
Field: Mod Step x Date   Loan Value: Unavailable   Tape Value: xx/XX/xxxx   Variance:    Variance %:    Comment: Unavailable.   Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: Unavailable   Tape Value: x.xxx%   Variance:    Variance %:    Comment: Unavailable.   Tape Source: Initial   Tape Type:
Field: Mod Step x Date   Loan Value: Unavailable   Tape Value: xx/XX/xxxx   Variance:    Variance %:    Comment: Unavailable.   Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: Unavailable   Tape Value: x.xxx%   Variance:    Variance %:    Comment: Unavailable.   Tape Source: Initial   Tape Type:
Field: Mod Step x Date   Loan Value: Unavailable   Tape Value: xx/XX/xxxx   Variance:    Variance %:    Comment: Unavailable.   Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: Unavailable   Tape Value: x.xxx%   Variance:    Variance %:    Comment: Unavailable.   Tape Source: Initial   Tape Type:
																																																																																				Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: xx. Tape Source: Initial Tape Type:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
46661637	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	$0.00	$2,245.00	12/XX/2017	zz	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$601.53	6.125%	360	xx	xx	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Unavailable	Unavailable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	05/XX/2013	$108,174.87	Not Applicable	2.000%	$333.07	05/XX/2013	Financial Hardship	The review of the updated title report dated xx/XX/2022 shows that the subject mortgage was originated on xx/XX/2007 and was recorded on xx/XX/2007 in the amount of $xx, with MERS as nominee for xx., recorded with the Book/Page# xx.

The chain of assignment has been completed. The last assignment is with xx, not in its xx but Solely as Trustee for the xx.

There are municipal liens active against property in the favor of same plaintiff’s “xx”, which were recorded on different dates total in the amount of $7,386.03. The subject property is located in xx, xx.

There are no prior year real estate delinquent taxes.	According to the payment history as of xx/XX/2021, the borrower is delinquent for 10 months. The last payment was received on xx/XX/2017, which was applied for the due date of xx/XX/2021 and the next due date for payment is xx/XX/2021.The P&I is in the amount of $412.72 and PITI is in the amount of $634.35. The UPB reflected as per the payment history is in the amount of $xx.	xx:The current status of the loan is bankruptcy.
According to the payment history as of xx/XX/2021, the borrower is delinquent for 10 months. The last payment was received on xx/XX/2017, which was applied for the due date of xx/XX/2021 and the next due date for payment is xx/XX/2021.The P&I is in the amount of $412.72 and PITI is in the amount of $634.35. The UPB reflected as per the payment history is in the amount of $xx. xx modification agreement was made on xx/XX/2013.The new modified principal balance as per modification is in the amount of $xx with interest rate starting at 2.000% and the borrower promises to pay P&I in the amount of $333.07 beginning from xx/XX/2013. The maturity date as per loan modification agreement is xx/XX/2052.
Modification contains 3 steps .Currently borrower making payment as per last step.
According to the collection comment dated xx/XX/2020, the borrower’s income is impacted by Covid-19.
The subject property has been occupied by the owner. The borrower's intention is to keep the property.
No evidence has been found regarding foreclosure.
As per the review of collection comments, the subject property is in good condition. No evidence of damage or repairs has been found. xx:As per updated title report dated xx/XX/2022.The foreclosure was initiated in 2017.The complaint was filed on xx/XX/2017. However, the FC put on hold due to bankruptcy. xx:According to the PACER, the borrower “xx” had filed for bankruptcy under chapter-13 with the case#xx on xx/XX/2017.The POC was filed on xx/XX/2017, the POC amount is $xx and the arrearage amount is $5,916.60.The schedule D of xx shows that the amount of claim without deducting the value of the collateral is $xx and the value of the collateral is $xx. However, the unsecured portion is $00.00. There is no comment indicating a cram down. The plan was confirmed on xx/XX/2018.
Date of last filing is xx/XX/2021.	The loan modification agreement was made on 05/XX/2013.The new modified principal balance as per modification is in the amount of $xx with interest rate starting at 2.000% and the borrower promises to pay P&I in the amount of $333.07 beginning from 05/XX/2013. The maturity date as per loan modification agreement is xx/XX/2052.
Modification contains 3 steps .Currently borrower making payment as per last step.
Field: Borrower #x Middle Name Loan Value: Not Applicable Tape Value: - |---| |----| Comment: updated as per review. Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Bankruptcy-Delinquent   Tape Value: Bankruptcy   Variance:    Variance %:    Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $x.xx   Variance:    Variance %:    Comment: updated as per review.   Tape Source: Initial   Tape Type:
																																																																																				Field: Loan Amortization Type Loan Value: Step Tape Value: Fixed Variance: Variance %: Comment: updated as per review. Tape Source: Initial Tape Type:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
9571815	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,024.66	11/XX/2021	Not Applicable	No	Moratorium	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$703.19	6.625%	360	xx	xx	FHA	Fixed	Purchase	Unavailable	Unavailable	Full Documentation	xx	xx	Not Applicable	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Unavailable	Not Applicable	37.654%	First	Final policy	Not Applicable	Not Applicable	06/XX/2014	$111,162.14	Not Applicable	4.875%	$526.85	06/XX/2014	Financial Hardship	The review of the updated title report dated xx/XX/2022 shows that the subject mortgage originated on xx/XX/2002 with MERS as nominee for xx “lender” and was recorded on xx/XX/2002.
The chain of assignment is complete. Last assignment from xx and Assigns to xx recorded on xx/XX/2018.

There is multiple active xx lien available in the updated title report against xx in the amount of $ 0.00 in favor of “xx" and it was recorded on xx/XX/2012. However the supportive documents are missing from the updated title report.

There is multiple an active IRS lien available in the updated title report against xx in the amount of $ 0.00 in favor of “xx" and it was recorded on xx/XX/2012. However the supportive documents are missing from the updated title report.

There is multiple an active civil judgment available in the updated title report against xx in the amount of $ 0.00 in favor of “Multiple" and it was recorded on xx/XX/2012. However the supportive documents are missing from the updated title report.

County annual taxes for the year 2021 were paid on xx/XX/2021 in the amount of $1,012.33. No prior delinquent taxes found.	According to the payment history as of xx/XX/2021, the borrower is currently delinquent for 21 months with the loan. The last payment received on xx/XX/2021, the payment applied date was xx/XX/2020 and the next due date for payment is xx/XX/2020. The P&I is in the amount of $526.85 and PITI is in the amount of $841.50. The UPB reflected as per the payment history is in the amount of $xx.	xx:The loan is in foreclosure. According to the payment history as of xx/XX/2021, the borrower is currently delinquent for 21 months with the loan. The last payment received on xx/XX/2021, the payment applied date was xx/XX/2020 and the next due date for payment is xx/XX/2020. The P&I is in the amount of $526.85 and PITI is in the amount of $841.50. The UPB reflected as per the payment history is in the amount of $xx.

The reason for default is unable to be determined. The subject property is occupied by the owner. No comments have been found for damage or repairs. xx:The foreclosure was initiated. The referral date is unavailable. The complaint filed date is unavailable. The file was put on hold due to covid-19 moratorium on xx/XX/2021. xx:xx J Palmer filed Chapter-13 bankruptcy Case#xx on xx/XX/2016 and the plan was confirmed on xx/XX/2017. The POC was filed on xx/XX/2016 with the amount of claim of $xx and amount of arrearage of $xx. Voluntary petition filed on xx/XX/2016 shows amount of secured claim $xx and unsecured portion as $0.00. The debtor shall pay to the trustee $750.00 for 28 months, $1000.00 for 27 months. The case was discharged on xx/XX/2022.	The loan modification agreement was made between Borrower xx lender on xx/XX/2014. The new principal balance is $xx. The new modified rate is 4.875 % and borrower promises to pay P&I in the amount of $526.85 beginning 6/XX/2014. The maturity date is 5/XX/2054.	Field: Bankruptcy Motion Filed Date Loan Value: Not Applicable Tape Value: x/XX/xxxx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Foreclosure   Tape Value: Bankruptcy   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $x.xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
34230499	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,434.27	10/XX/2021	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	$1,002.08	$1,169.33	6.500%	480	xx	xx	Conventional	Fixed	Purchase	Unavailable	Unavailable	Full Documentation	Not Applicable	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Unavailable	Not Applicable	46.807%	First	Short Form Policy	Not Applicable	Not Applicable	05/XX/2015	$126,000.00	Not Applicable	2.000%	$408.75	05/XX/2015	Financial Hardship	Review of updated title report dated xx/XX/2022 shows that the subject mortgage was originated on xx/XX/2006 and recorded on xx/XX/2006 for the amount $xx held by xx.

The chain of assignment is complete. The last assignment is with “xx”.

There are 4 HOA liens active against the property in the total amount of $xx held by same plaintiff “xx” recorded on different dates.

There is one junior state tax lien active against the borrower in the amount of $1,113.06 held by “xx” which was recorded on xx/XX/2018.

There are total 7 junior judgments active against the borrower. First 6 were recorded on different dates held by same plaintiff “xx” with the total amount of $xx. Remaining one was recorded on xx/XX/2018 in the amount of $xx held by “xx”.

There is one junior hospital lien active against the borrower in the amount of $xx held by “xx” which was recorded on xx/XX/2020.

No delinquent taxes have been found for the prior year.	Review of payment history as of xx/XX/2021 shows that the borrower is 9 months delinquent with the loan. The next due date is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $408.75 with interest rate 2% which was applied for the due date xx/XX/2021. The current UPB as of the date is $xx.	xx:The current status of the loan is bankruptcy.
Review of payment history as of xx/XX/2021 shows that the borrower is 9 months delinquent with the loan. The next due date is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $408.75 with interest rate 2% which was applied for the due date xx/XX/2021. The current UPB as of the date is $xx.
The foreclosure was initiated in the subject loan. However, the current status of FC is unable to determine. The foreclosure was placed on hold due to Covid-19 moratorium. But, the hold was ended on xx/XX/2021. Currently, the foreclosure was placed on hold due to active bankruptcy.
As per PACER, the doc#36 xx states the borrower’s income is impacted by Covid-19. The servicer provided FB plan which ran from xx/XX/2020 to xx/XX/2020.
The subject property is owner occupied. No damage or repairs have been found. xx:The foreclosure was initiated in the subject loan. However, the current status of FC is unable to determine. The foreclosure was placed on hold due to Covid-19 moratorium. But, the hold was ended on xx/XX/2021. Currently, the foreclosure was placed on hold due to active bankruptcy. xx:As per the PACER records, the debtor xx had filed bankruptcy under chapter 13 with the case# xx. The POC was filed on xx/XX/2020 with the POC claim amount $xx and the arrearage amount is $xx. The schedule D in voluntary petition shows the secured claim in the amount of $xx and the value of collateral which supports the claim is $xx. So, there is no unsecured amount. The plan was confirmed on xx/XX/2020. The BK case is currently active with the date of last filing xx/XX/2022.	The modification agreement was made on the effective date xx/XX/2015. The borrower has promised to pay the P&I of $408.75 with the fixed interest rate 2% that began from the first payment date 5/XX/2015 till the maturity date of 12/XX/2046. As per modification agreement, the combined principal balance is $xx. The lender agrees to forgive the principal amount of $xx permanently. So, the new principal balance is $xx. However, the forgiven amount exceeds 2% of the original loan amount.	Field: Current Legal Status Loan Value: Bankruptcy-Delinquent Tape Value: Bankruptcy |---| |----| Comment: Tape Source: Initial Tape Type:
																																																																																				Field: Currently in Foreclosure? Loan Value: Yes Tape Value: No Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Mortgage Riders incomplete / inaccurate (Lvl 2) "Subject property type is PUD. However, PUD rider is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
16144360	xx	xx	xx	xx	xx	xx	Not Applicable	Patricia	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,294.99	12/XX/2021	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$988.49	6.125%	360	xx	xx	FHA	Fixed	Purchase	Unavailable	Unavailable	Full Documentation	xx	xx	Not Applicable	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Unavailable	Not Applicable	32.697%	First	Final policy	Not Applicable	Not Applicable	03/XX/2015	$236,982.36	Not Applicable	2.000%	$591.50	03/XX/2015	Financial Hardship	The review of the updated title report dated xx/XX/2022 shows that the subject mortgage was originated on xx/XX/2008 and was recorded on xx/XX/2008 with instrument | Book/Page# xx in the amount of $xx in favor of “Mers as nominee for xx”.
The chain of assignment is not completed as the subject mortgage is currently assigned to “xx”.
There is junior federal tax IRS lien found against the subject property in the favor of “xx” in the amount of $xx which was recorded on xx/XX/2019.
There are 3 credit card judgment found against the subject property in the total amount of $18.168.31 filed by different plaintiffs & recorded on xx/XX/2015, xx/XX/2016 and xx/XX/2017.
The 2021 county annual taxes have been paid in the amount of $3,294.99 on xx/XX/2022.
No prior year’s delinquent taxes have been found	According to the payment history as of dated xx/XX/2021, the borrower is delinquent for 9 months with the loan and the next due date for the regular payment was xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $1335.75 xx which was applied for the due date of xx/XX/2021. The monthly P&I is in the amount of $591.50 with an interest rate of 2.00%. The current UPB is reflected in tape for the amount of $xx.	xx:The loan is currently delinquent and in foreclosure.
According to the payment history as of dated xx/XX/2021 the borrower is delinquent for 9 months with the loan and the next due date for the regular payment was xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $1335.75 xx which was applied for the due date of xx/XX/2021. The monthly P&I is in the amount of $591.50 with an interest rate of 2.00%. The current UPB is reflected in tape for the amount of $xx.
According to the PACER, the borrower had filed the bankruptcy under chapter 13 with case#xx on xx/XX/2018 and the bankruptcy was dismissed on xx/XX/2022. The date of last filing bankruptcy was xx/XX/2022.
The foreclosure was initiated in this loan in 2016 and the file was referred to foreclosure and the referral date is not available in the loan files. However the current foreclosure is on hold as the borrower had filed the bankruptcy under chapter 13 with case#xx on xx/XX/2018 and the bankruptcy was dismissed on xx/XX/2022. No more evidences are available regarding current foreclosure status.
This modification agreement was signed between the borrower and lender with an effective date of xx/XX/2015 stated the new modified unpaid principal balance is $xx out of which $1, xx is interest bearing amount. The borrower has promised to pay the monthly P&I of $1,189.19 beginning from xx/XX/2015 and a new maturity date of xx/XX/2038 with modified interest rate 2.00%. As per modification agreement, the lender has forgiven principal in the amount of $xx5 However, the forgiven amount exceeds 2% of the modified principal balance.
The reason for default is unable to be determined.
No information has been found regarding the current employment, job type and length of employment.
No evidence has been found regarding litigation and contested matter.
No information has been found related damage or repairs.
The occupancy of the subject property is unable to be determined.
No comments have been found stating the borrower’s income was impacted by Covid-19 xx:The foreclosure was initiated in this loan in 2016 and the file was referred to foreclosure and the referral date is not available in the loan files. However the current foreclosure is on hold as the borrower had filed the bankruptcy under chapter 13 with case#xx on xx/XX/2018 and the bankruptcy was dismissed on xx/XX/2022. No more evidences are available regarding current foreclosure status. xx:According to the PACER, the borrower xx had filed the bankruptcy under chapter 13 with case#xx on xx/XX/2018.As per xx schedule D xx shows that the amount of claim without deducting the value of the collateral is $xx and the value of the collateral is $5,782.50 Hence, the unsecured portion is $7,119.50. The POC xx was filed by the creditor xx on xx/XX/2018 for the secured claim amount of $xx and the amount of arrearage is $0.00. As per the approved chapter 13 xx plan was filed on xx/XX/2018. The borrower has promised to make monthly mortgage payment in the amount of $2,110.00 per month for 36 months to the trustee under the chapter 13 plan. The bankruptcy was dismissed on xx/XX/2022. The date of last filing bankruptcy was xx/XX/2022. No more evidences are available regarding current bankruptcy status.	This modification agreement was signed between the borrower "xx" and lender "xx" with an effective date of xx/XX/2015 stated the new modified unpaid principal balance is $xx out of which $xx is interest bearing amount. The borrower has promised to pay the monthly P&I of $591.50 beginning from 03/XX/2015 and a new maturity date of 05/XX/2038 with modified interest rate 2.00%. As per modification agreement, the lender has forgiven principal in the amount of $xx However, the forgiven amount exceeds 2% of the modified principal balance.	Field: Borrower #x Last Name Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Borrower #x Middle Name   Loan Value: xx   Tape Value: -   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Bankruptcy Post Petition Due Date   Loan Value: Not Applicable   Tape Value: x/XX/xxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Foreclosure   Tape Value: Bankruptcy   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
70525367	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$4,726.54	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,147.61	6.500%	360	xx	xx	FHA	Fixed	Purchase	Unavailable	Unavailable	Full Documentation	xx	xx	Not Applicable	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Unavailable	Not Applicable	26.795%	First	Short Form Policy	Not Applicable	Not Applicable	04/XX/2015	$145,750.01	Not Applicable	2.000%	$563.13	04/XX/2015	Financial Hardship	According to updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2008 with MERS as nominee for xx which was recorded on xx/XX/2008 in the amount of $xx.
The chain of assignment has been completed. Currently, the assignment is with the xx.
No active judgments or liens have been found.
First and second city installment taxes for the year of 2021 have been paid in the amount of $4726.54.
No prior year delinquent taxes have been found.	According to the payment history as of xx/XX/2021, the borrower is delinquent from 12 months and the next due date is xx/XX/2021. Last payment was received on xx/XX/2020 in the amount of $1079.93. Current P&I is $563.13 and the interest rate of 2.00%. The new UPB is reflected in the amount of $xx.	xx:The loan is in the bankruptcy.
According to the payment history as of xx/XX/2021, the borrower is delinquent from 12 months and the next due date is xx/XX/2021. Last payment was received on xx/XX/2020 in the amount of $1079.93. Current P&I is $563.13 and the interest rate of 2.00%. The new UPB is reflected in the amount of $xx.
According to PACER, the debtor xx had filed bankruptcy under chapter-13 on xx/XX/2018 with the case# xx. POC was filed on xx/XX/2018 with the amount of claim of $xx and amount of arrearage of $6,660.12. The schedule-D in voluntary petition shows that the unsecured amount is $0.00 out of secured claim in the amount of $xx and the value of collateral is $xx. The plan was confirmed on xx/XX/2019. The debtor has promised to pay for trustee in the amount of $700.00 for 60 months.
Reason for default is unable to be determined.
No foreclosure activity has been found.
Subject property is owner occupied. No damage and repairs have been found. xx:xx:According to PACER, the debtor xx had filed bankruptcy under chapter-13 on xx/XX/2018 with the case# xx. POC was filed on xx/XX/2018 with the amount of claim of $xx and amount of arrearage of $6,660.12. The schedule-D in voluntary petition shows that the unsecured amount is $0.00 out of secured claim in the amount of $xx and the value of collateral is $xx. The plan was confirmed on xx/XX/2019. The debtor has promised to pay for trustee in the amount of $700.00 for 60 months.	The modification agreement was made between the borrower xx. On xx/XX/2015. The new modified principal balance is $xx. The borrower promises to pay the P&I in the amount do $563.13 with an interest rate of 2.000% beginning from 4/XX/2015 till the maturity date 6/XX/2043.

																																																																																		The loan was modified on 4/XX/2015 with the combined principal balance of $xx. Out of combined principal balance the lender agrees to permanently forgive principal in the amount of $xx which exceeds 2% of loan amount. The new principal balance per MOD is reflecting in the amount of $xx.			1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
84118617	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	08/XX/2021	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,184.01	7.125%	360	xx	xx	FHA	Fixed	Purchase	Unavailable	Unavailable	Full Documentation	xx	xx	Not Applicable	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Unavailable	Not Applicable	43.626%	First	Short Form Policy	Not Applicable	Not Applicable	03/XX/2015	$134,500.01	Not Applicable	2.000%	$594.87	03/XX/2015	Financial Hardship	According to updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2008 in the favor of MERS as nominee for xx with loan amount $xx and it was recorded on xx/XX/2008.
The chain of mortgage assignment has been completed. Currently, the mortgage assignment is with xx.
There are liens and judgment open as follows:
1) There are two HOA liens open against the subject property in the favor of xx in the total amount of $3,438.26 which were recorded on xx/XX/2009 and xx/XX/2012. This HOA lien has started the foreclosure and lis pedens xx was filed on xx/XX/2012 in the amount of $2,723.54.
2) There is a civil judgment open against the borrower in the favor of xx LLC in the amount of $729.10 which was recorded on xx/XX/2017.	The payment history dated as of xx/XX/2022 reveals that the borrower is currently delinquent for 14 months and the next due date is xx/XX/2020. The last payment was received on xx/XX/2021 in the amount of $925.49 and it was applied for the due date of xx/XX/2020. The current P&I is $594.87 and interest rate is 2.00%. The current unpaid principal balance is in the amount of $xx.	xx:Loan is in bankruptcy.
The payment history dated as of xx/XX/2022 reveals that the borrower is currently delinquent for 14 months and the next due date is xx/XX/2020. The last payment was received on xx/XX/2021 in the amount of $925.49 and it was applied for the due date of xx/XX/2020. The current P&I is $594.87 and interest rate is 2.00%. The current unpaid principal balance is in the amount of $xx.
The foreclosure was started in 2019 and the lis pendens was filed on xx/XX/2019. But the foreclosure was put on hold due to borrower had filed bankruptcy under chapter 13 with the case #xx on xx/XX/2019. Currently, this bankruptcy case is active.
According to collection comment, no damages or repairs have been found. xx:The foreclosure was started in 2019 and the lis pendens was filed on xx/XX/2019. But the foreclosure was put on hold due to borrower had filed bankruptcy under chapter 13 with the case #xx on xx/XX/2019. Currently, this bankruptcy case is active. xx:According to the PACER, the borrower had filed for bankruptcy under Chapter-13 with case# xx on xx/XX/2019. POC was filed on xx/XX/2019, in the secured claim amount of $xx and an arrearage in the amount of $xx. Amended chapter 13 plan was filed on xx/XX/2019, which states subject creditor claim arrearage will be paid through bankruptcy in the amount of $xx and regular payment will be paid in the amount of $xx monthly. This plan was confirmed on xx/XX/2019. As per notice of final cure payment xx dated xx/XX/2021, the subject claim arrearage was paid in the amount of $xx .Last filed on xx/XX/2022.	The loan modification agreement was on xx/XX/2015 with the new modified unpaid principal balance is $xx. At the time of modification combined principal balance was $xx and from this balance servicer has permanently forgiven the principal balance in the amount of $xx. The forgiven amount is exceeds 2% of modified balance. The interest bearing amount was $xx with interest rate is 2.00% and the modified P&I is $594.87. The first modified payment due date was 3/XX/2015 and the maturity date will be 10/XX/2038.	Field: Currently in Foreclosure? Loan Value: Yes Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
																																																																																				Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
57603630	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	11/XX/2021	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$948.62	5.500%	360	xx	xx	FHA	Fixed	Purchase	Unavailable	Unavailable	Unavailable	xx	xx	Not Applicable	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	06/XX/2018	$126,561.48	Not Applicable	4.000%	$730.34	07/XX/2018	Financial Hardship	The review of the updated title report dated xx/XX/2022 reflects that the subject mortgage was originated on xx/XX/2009 with the lender MERS as nominee for xx. in the amount of $xx, which was recorded on xx/XX/2009 Instrument# | Book/Page# xx.
The chain of the assignment has been completed. Currently, the mortgage assignment is with xx, as Trustee for the xx which was recorded on xx/XX/2016.
No active liens and judgments have been found against the borrower and the property.
No prior year’s delinquent taxes have been found.	According to a review of the payment history as of xx/XX/2021, the borrower is currently delinquent for 20 months with the loan and the next due date for the regular payment is xx/XX/2020. The last payment was received on xx/XX/2021 total in the amount of PITI $1,286.63 which includes P&I $730.34 with the rate of interest 4.000%, which was applied for the due date of xx/XX/2020. The UPB reflected in the latest payment history is in the amount of $xx.	xx:According to the review of the servicing comments, the loan is currently in bankruptcy. As per the payment history as of xx/XX/2021, the borrower is currently delinquent for 20 months with the loan and the next due date for the regular payment is xx/XX/2020. The UPB reflected in the latest payment history is in the amount of $xx.
No comments have been found regarding reason for default.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No details have been found regarding damage. xx:As per servicing comments the FC was initiated in 2019. The notice of Lis pendens xx was filed on xx/XX/2019. The FC sale was scheduled on xx/XX/2020. However, FC was put hold due to covid-19. No further details have been found. xx:According to the PACER report, the borrower “xx” had filed for bankruptcy under chapter-13 with case# xx on xx/XX/2019 and the plan was confirmed on xx/XX/2020. The POC was filed on xx/XX/2020 with the POC amount of $xx and the amount of arrearage is $xx. As per the order confirming chapter 13 plan the debtor was supposed to pay to the trustee in the amount of $560.00 for the period of 60 months under chapter 13. The schedule D of xx shows that the amount of claim without deducting the value of the collateral is $xx and the value of the collateral is $xx. However, the unsecured portion is $0.00. No comment has been found indicating a cram-down. The loan is in active bankruptcy.	According to the modification, the loan was modified on xx/XX/2018. The new modified principal balance as per modification is in the amount of $xx with interest rate starting at 4.000 % and the borrower promises to pay P&I in the amount of $730.34 beginning from 7/XX/2018. The maturity date as per modification is 1/XX/2040. This loan was modified once.	Field: Bankruptcy Motion Filed Date Loan Value: x/XX/xxxx Tape Value: xx/XX/xxxx |---| xx (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Bankruptcy-Delinquent   Tape Value: Bankruptcy   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Doc Date of Last Modification Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx Variance: -x (Days) Variance %: Comment: Tape Source: Initial Tape Type:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
58184186	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$5,684.99	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,336.01	5.750%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Unavailable	Not Applicable	34.887%	First	Final policy	Not Applicable	Not Applicable	03/XX/2015	$209,500.01	Not Applicable	2.000%	$890.26	03/XX/2015	Financial Hardship	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2009 in the amount of $xx which is held by MERS as nominee for xx. and this was recorded on xx/XX/2009.
The chain of the assignment has been completed and currently, the assignment is with xx, not in its individual capacity but solely as trustee for the, xx which was recorded on xx/XX/2019.
There are three active junior civil judgments in the amount of $3401.86 which is held by different plaintiffs and this was recorded on different dates.
The combined first and second installment taxes for the year 2021 have been paid in the total amount of $5684.99.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/XX/2021, the borrower is delinquent with the loan for 17 months and the next due date for the payment is xx/XX/2020. The last payment was received in the amount of $890.26 on xx/XX/2021 which was applied to the due date of xx/XX/2020. The current unpaid principal balance is $xx. The current P&I is $890.26, PITI is $1,500.00 and interest rate is 2.000%.	xx:The current status of the loan is bankruptcy and the next due date for the payment is xx/XX/2020. The last payment was received in the amount of $890.26 on xx/XX/2021 which was applied to the due date of xx/XX/2020. The current unpaid principal balance is $xx. The current P&I is $890.26, PITI is $1,500.00 and interest rate is 2.000%.
According to the PACER report, the debtor had filed bankruptcy under chapter 13 with case#xx on xx/XX/2019. The POC was filed by the creditor with claim#xx by the creditor for the secured claim amount of $xx with the amount of arrearage of $xx on xx/XX/2019. The plan was confirmed on xx/XX/2020. The debtor has to pay $xx total for first to nineteen months and then $641.45 per month for 35 month.  The total term of this plan is 60 months.
As per the comment dated xx/XX/2021, the borrower’s income is impacted by COVID-19 and the borrower is requesting for forbearance plan. No further information is available.
The loan modification agreement was made on xx/XX/2015 between xx III and xx. The new principal balance amount is $xx and the amount of $xx has been permanently forgiven. The payment had begun from xx/XX/2015 that is to be ended with the stated maturity date of xx/XX/2055.
No comment pertaining to damage to the subject property has been observed. xx:xx:According to the PACER report, the debtor had filed bankruptcy under chapter 13 with case#xx on xx/XX/2019. The POC was filed by the creditor with claim#9-1 by the creditor for the secured claim amount of $xx with the amount of arrearage of $xx on xx/XX/2019. The plan was confirmed on xx/XX/2020. The debtor has to pay $xx total for first to nineteen months and then $641.45 per month for 35 month. The total term of this plan is 60 months. Last filed on xx/XX/2022.	The loan modification agreement was made on xx/XX/2015 between xx. The new principal balance amount is $xx and the amount of $xx has been permanently forgiven. The payment had begun from 3/XX/2015 that is to be ended with the stated maturity date of 2/XX/2055.	Field: Bankruptcy Motion Filed Date Loan Value: xx/XX/xxxx Tape Value: xx/XX/xxxx |---| xx (Days) |----| Comment: N/A Tape Source: Initial Tape Type:
Field: Borrower #x Middle Name   Loan Value: Not Applicable   Tape Value: -   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Borrower #x Middle Name   Loan Value: Not Applicable   Tape Value: -   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $x.xx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
																																																																																				Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: N/A Tape Source: Initial Tape Type:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
45479397	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$213.54	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$888.03	4.190%	240	xx	xx	Conventional	Fixed	Refinance	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx/XX/2022 shows subject mortgage was originated on xx/XX/2013 in the amount of $xx with xx, xx, and it was recorded on xx/XX/2013.

The chain of assignment is complete. The loan is currently assigned with xx, not in its individual capacity, but solely as trustee for xx.

There is an IRS lien against the borrower which was recorded on xx/XX/2014 in the amount of $xx which is in the favor of xx.

There is one civil judgment open against the borrower in the amount of $2,114.92 with xx which was recorded on xx/XX/2017.
There is one civil judgment open against the borrower in the amount of $xx with xx, as assignee of xx Advantage which was recorded on xx/XX/2017.

Annual combined taxes of 2021 have been paid off in the amount of $213.54 on xx/XX/2021.

As per updated title report, no prior year taxes are delinquent.	The review of updated payment history as of xx/XX/2021, the subject loan is currently delinquent for 5 months and the next due date of payment is xx/XX/2021. The last payment xx was received in the amount of $888.03 which applied for xx/XX/2021. The current P&I is $888.03 with an interest rate of 4.190%. The UPB as of the date is mentioned in the updated payment history is in the amount of $xx and accrued interest in the amount of $3,567.12.	xx:The review of the collection comment shows that the loan is in bankruptcy and the next due date for the payment is xx/XX/2021. The debtor xx had filed for bankruptcy under chapter-13 with the case# xx on xx/XX/2017.

The review of updated payment history as of xx/XX/2021, the subject loan is currently delinquent for 5 months and the next due date of payment is xx/XX/2021. The last payment xx was received in the amount of $888.03 which applied for xx/XX/2021. The current P&I is $888.03 with an interest rate of 4.190%. The UPB as of the date is mentioned in the updated payment history is in the amount of $xx and accrued interest in the amount of $3,567.12.

																																																																																	As per the collection comment dated xx/XX/2021 the FEMA disaster was declared on xx/XX/2021 for xx. According to the collection comment dated xx/XX/2020, the subject property was damaged due the hurricane on xx/XX/2020. The borrower had filed the claim xx at xx Insurance. The estimated repair cost is $3,036.94. The comment dated xx/XX/2020 states that the RCV amount $5,137.15, deductible $3,000.00, Depreciation $577.25, so loss amount was $1559.90. The comment dated xx/XX/2020, the check xx has been received on xx/XX/2020. However, the exterior BPO inspection report done xx/XX/2022 located at xx property is in average condition and no damages have been reported for this property. The detailed information regarding these damages is not available, hence we are unable to confirm the nature of damage also, unable to confirm whether these damages are repaired or not. xx:xx:According to the PACER, the debtor xx had filed for bankruptcy under chapter-13 with the case# xx on xx/XX/2017. The date of last filing bankruptcy is xx/XX/2021. The plan was confirmed on xx/XX/2018. The POC was filed on xx/XX/2017, the POC amount is xx and the arrearage amount is $3567.12. The MFR was filed on xx/XX/2019. Under chapter-13 plan debtor has committed to pay to the trustee the sum of $888.03 per month for a period of 60 months and the arrearage in the amount of $3600.00 has committed to pay as per pro-rata basis.	Not Applicable			1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$3,036.94	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
75821639	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$877.63	11/XX/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$946.59	6.950%	360	xx	xx	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	08/XX/2014	$144,851.10	Not Applicable	3.490%	$721.38	08/XX/2014	Financial Hardship	The review of the updated title report dated xx/XX/2022 shows that the subject mortgage was originated on xx/XX/2004 and was recorded on xx/XX/2004 in the amount of $xx, with xx, recorded with the Instrument/Book/Page# xx 7366 / 423.

The chain of assignment has been completed. The last assignment is with xx, not in its xx but Solely as Trustee for the xx.

No active liens and judgments have been found against borrower and property.

There are no prior year real estate delinquent taxes.	According to the payment history as of xx/XX/2021, the borrower is delinquent for 6 months. The last payment was received on xx/XX/2021, which was applied for the due date of xx/XX/2021 and the next due date for payment is xx/XX/2021.The P&I is in the amount of $762.94 and PITI is in the amount of $951.48. The UPB reflected as per the payment history is in the amount of $xx.	xx:The current status of the loan is bankruptcy.
According to the payment history as of xx/XX/2021, the borrower is delinquent for 6 months. The last payment was received on xx/XX/2021, which was applied for the due date of xx/XX/2021 and the next due date for payment is xx/XX/2021.The P&I is in the amount of $762.94 and PITI is in the amount of $951.48. The UPB reflected as per the payment history is in the amount of $xx.
The loan modification agreement was made on xx/XX/2014.The new modified principal balance as per modification is in the amount of $xx with interest rate starting at 3.490% and the borrower promises to pay P&I in the amount of $721.38 beginning from xx/XX/2014. The maturity date as per loan modification agreement is xx/XX/2039.
Collection comment does not state reason for default. The subject property has been occupied by the owner. The borrower's intention is to keep the property.
No evidence has been found regarding bankruptcy and foreclosure.
 As per the review of collection comments, the subject property is in good condition. No evidence of damage or repairs has been found.
No evidence has been found regarding COVID-19. xx:xx:According to the PACER, the borrower “xx” had filed for bankruptcy under chapter-13 with the case#xx on xx/XX/2018.The POC was filed on xx/XX/2018, the POC amount is $xx and the arrearage amount is $xx. The debtor shall pay the trustee $1,971.00 for 60 months under chapter 13. The schedule D of xx shows that the amount of claim without deducting the value of the collateral is $xx and the value of the collateral is $xx.However, the unsecured portion is $xx. There is no comment indicating a cram down. The plan was confirmed on xx/XX/2018.	The loan modification agreement was made on xx/XX/2014.The new modified principal balance as per modification is in the amount of $xx with interest rate starting at 3.490% and the borrower promises to pay P&I in the amount of $721.38 beginning from 08/XX/2014. The maturity date as per loan modification agreement is 09/XX/2039.	Field: Borrower #x Middle Name Loan Value: Not Applicable Tape Value: - |---| |----| Comment: updated as per review. Tape Source: Initial Tape Type:
																																																																																				Field: Current Legal Status Loan Value: Bankruptcy-Delinquent Tape Value: Bankruptcy Variance: Variance %: Comment: updated as per review. Tape Source: Initial Tape Type:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
51563592	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$13,821.14	10/XX/2021	zz	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,231.94	5.375%	360	xx	xx	Conventional	Fixed	Cash Out	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	06/XX/2013	$270,841.13	Not Applicable	2.000%	$829.26	08/XX/2013	Financial Hardship	As per the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2003 and recorded on xx/XX/2003, in the amount of $xx, with MERS as nominee for xx., with Book/Page#xx/243.
The chain of assignment has been completed. Currently, the assignment is with xx, not in its individual capacity, but solely as trustee for the xx.

There are 5 judgments against the borrower in the combined amount of $xx in the favor of different plaintiff and recorded on different dates between years of 2011 to 2017.

2nd installment combined taxes of 2021 are due on xx/XX/2022 in the amount of $6,910.57.	According to the payment history as of xx/XX/2021, the borrower is currently delinquent for 30 months. The last payment was received on xx/XX/2021, which was applied for the due date of xx/XX/2019 and the next due date for payment is xx/XX/2019. The P&I is in the amount of $961.11 and PITI is in the amount of $2,120.57. The UPB reflected as per the payment history is in the amount of $xx.	xx:As per the comment history, the loan is in bankruptcy.
According to the payment history as of xx/XX/2021, the borrower is currently delinquent for 30 months. The last payment was received on xx/XX/2021, which was applied for the due date of xx/XX/2019 and the next due date for payment is xx/XX/2019. The P&I is in the amount of $961.11 and PITI is in the amount of $2,120.57. The UPB reflected as per the payment history is in the amount of $xx.
No evidence has been found regarding damage or repairs in the latest servicing comments. xx:As per the comment history and updated title report, the foreclosure was initiated. The lis pendens was filed on xx/XX/2018 and judgment was entered on xx/XX/2018. However, the foreclosure was put on hold due to borrower had filed bankruptcy on xx/XX/2019 under chapter 13. xx:The borrower had filed bankruptcy under chapter-13 with the case#xx on xx/XX/2019. The POC was filed on xx/XX/2019, with the claim amount of $xx and the arrearage amount is $xx. The chapter 13 plan was confirmed on xx/XX/2019. The debtor shall pay to the trustee the sum of $1,439.00 per month from 1 to 4 months and $1,384.00 per month from 5 to 60 months under Chapter 13. The schedule D of xx shows that the amount of claim without deducting the value of the collateral is $xx and the value of the collateral is $xx. Therefore, the unsecured portion is $0.00. The date of last filed on xx/XX/2022.	The loan modification agreement was made between borrower and servicer on xx/XX/2013 with the new modified unpaid principal balance $xx. The interest bearing amount was $xx with step rate starting interest rate was 2.00% and the modified P&I was $829.26 beginning on 8/XX/2013. The step rate was in 3 steps ending at rate 4.00% and P&I will be $1,100.08 applicable from 8/XX/2019 to maturity date 11/XX/2052. There are no deferred balance & principal forgiven amount.	Field: Current Bankruptcy Post Petition Due Date Loan Value: Unavailable Tape Value: x/XX/xxxx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Bankruptcy-Delinquent   Tape Value: Bankruptcy   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Unavailable   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Purpose Per Application Loan Value: Unavailable Tape Value: Refinance Variance: Variance %: Comment: Tape Source: Initial Tape Type:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
78563533	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$4,421.90	11/XX/2021	Unavailable	No	Bankruptcy Filing	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,215.50	6.375%	360	xx	xx	Conventional	ARM	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	04/XX/2014	$281,899.05	Not Applicable	2.000%	$1,108.76	04/XX/2014	Financial Hardship	The review of the updated title report dated xx/XX/2022 shows that the subject mortgage was originated on xx/XX/2007 and was recorded on xx/XX/2007 with instrument# xx in the amount of $xx in favor of xx.

No active judgments/liens have been found in the updated title report against the borrower/subject property.

Combined annual taxes of 2021 are paid off in the amount of $4,245.02 on xx/XX/2021.

No prior year delinquent taxes have been found in the updated title report.	Review of the payment history dated as of xx/XX/2021 reveals that borrower has been delinquent for 11 months. The last payment was received in the amount of $1,885.18 on xx/XX/2021 which was applied for the due date of xx/XX/2020. The next due date is xx/XX/2021. Current UPB as of date reflects in the provided payment history is in the amount of $xx and current interest rate as per payment history is 4.000%.	xx:Currently, the loan is in bankruptcy.

The loan was modified on xx/XX/2014 with the 4 step amortization with the new principal balance of $xx and the new interest bearing principal amount is in the amount of $xx. The borrower promises to pay the initial step P&I of $1,108.76 with the new initial step interest rate of 2.000% beginning from xx/XX/2014 and the new maturity date is xx/XX/2041.

Review of the payment history dated as of xx/XX/2021 reveals that borrower has been delinquent for 11 months. The last payment was received in the amount of $1,885.18 on xx/XX/2021 which was applied for the due date of xx/XX/2020. The next due date is xx/XX/2021. Current UPB as of date reflects in the provided payment history is in the amount of $xx and current interest rate as per payment history is 4.000%.

The foreclosure proceedings were initiated on the loan by referring it to attorney. The foreclosure proceedings were placed on hold when the borrower has filed bankruptcy under chapter-13 on xx/XX/2018. The complaint file was filed on xx/XX/2016. No more evidences are available in the latest servicing comments regarding further foreclosure proceedings.

The debtor xx had filed bankruptcy under chapter-13 on xx/XX/2018 with the Case# xx and the plan was confirmed on xx/XX/2019. xx-D in voluntary petition shows that the unsecured amount is $xx out of secured claim in the amount of $xx and with collateral of $xx.
The plan period shall be a period of 60 months. Debtor shall pay $2,741.81 monthly for 60 months.
The POC was filed on xx/XX/2018 with the secured claim of $xx with an arrearage of $xx. xx:The foreclosure proceedings were initiated on the loan by referring it to attorney. The foreclosure proceedings were placed on hold when the borrower has filed bankruptcy under chapter-13 on xx/XX/2018. The complaint file was filed on xx/XX/2016. No more evidences are available in the latest servicing comments regarding further foreclosure proceedings. xx:The debtor xx had filed bankruptcy under chapter-13 on xx/XX/2018 with the Case# xx and the plan was confirmed on xx/XX/2019. xx-D in voluntary petition shows that the unsecured amount is $xx out of secured claim in the amount of $xx and with collateral of $xx.
The plan period shall be a period of 60 months. Debtor shall pay $2,741.81 monthly for 60 months.
The POC was filed on xx/XX/2018 with the secured claim of $xx with an arrearage of $xx.	The loan was modified on xx/XX/2014 with the 4 step amortization with the new principal balance of $xx and the new interest bearing principal amount is in the amount of $xx. The borrower promises to pay the initial step P&I of $1,108.76 with the new initial step interest rate of 2.000% beginning from 04/XX/2014 and the new maturity date is 10/XX/2041.	Field: Currently in Foreclosure? Loan Value: Yes Tape Value: No |---| |----| Comment: Yes Tape Source: Initial Tape Type:
																																																																																				Field: Loan Amortization Type Loan Value: Step Tape Value: Fixed Variance: Variance %: Comment: Step. Tape Source: Initial Tape Type:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
41153390	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$4,337.84	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,158.58	5.375%	360	xx	xx	Conventional	Fixed	Purchase	Unavailable	Unavailable	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	692	592	First	Final policy	Not Applicable	Not Applicable	03/XX/2016	$306,341.39	$15,401.69	2.000%	$881.04	03/XX/2016	Financial Hardship	The review of the updated title report dated xx/XX/2022 shows that the subject mortgage originated on xx/XX/2003 for the amount of $xx with MERS as nominee for xx. “lender” and was recorded on xx/XX/2003.
 The chain of assignment is complete. Last assignment from xx Mortgage, xx and Assigns to xx recorded on xx/XX/2018.
There is a junior Mortgage active in the amount of $xx in favor of xx recorded on xx/XX/2005.
No active liens and judgments have been found.
Town 4th installment tax of 2022 has been due in the amount of $1128.45 on xx/XX/2022.	According to the payment history as of xx/XX/2021, the borrower is currently delinquent for 41 months with the loan. The last payment received on xx/XX/2021, the payment applied date was xx/XX/2018 and the next due date for payment is xx/XX/2018. The P&I is in the amount of $881.04 and PITI is in the amount of $1386.94. The UPB reflected as per the payment history is in the amount of $xx.	xx:The loan is in bankruptcy delinquent. According to the payment history as of xx/XX/2021, the borrower is currently delinquent for 41 months with the loan. The last payment received on xx/XX/2021, the payment applied date was xx/XX/2018 and the next due date for payment is xx/XX/2018. The P&I is in the amount of $881.04 and PITI is in the amount of $1386.94. The UPB reflected as per the payment history is in the amount of $xx.

The reason for default is unable to be determined. The subject property is occupied by the owner. No comments have been found for damage or repairs. xx:xx:The borrower xx filed chapter-13 bankruptcy case# xx on xx/XX/2019. The POC was filed on xx/XX/2019 with the amount of claim of $xx and amount of arrearage of $xx. The plan was confirmed on xx/XX/2021. The debtor shall pay to the trustee $667 for 1 month and $782.00 for 59 months.	Loan modification agreement was made between Borrower xx and lender xx on xx/XX/2016. The new modified rate is 2.00% and borrower promises to pay P&I in the amount of $881.04 beginning 3/XX/2016. The new principal balance is $xx. The maturity date is 2/XX/2056.

Field: Balloon Indicator Loan Value: No Tape Value: Yes |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Bankruptcy Motion Filed Date   Loan Value: Not Applicable   Tape Value: xx/XX/xxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Bankruptcy-Delinquent   Tape Value: Bankruptcy   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xxxx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Original Note Doc Date Loan Value: xx Tape Value: xx Variance: x (Days) Variance %: Comment: Tape Source: Initial Tape Type:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
31368829	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$633.00	11/XX/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,061.00	6.625%	360	xx	xx	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	643	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	03/XX/2018	$142,309.08	$11,829.08	4.000%	$545.33	04/XX/2018	Financial Hardship	According to updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2007 with MERS as nominee for xx in the amount of $xx which was recorded on xx/XX/2007.
The chain of assignment has been completed.
1) There is a civil judgment open against the borrower in the favor of xx Services,LLC in the amount of $7,205.60 which was recorded on xx/XX/2011.
2) There is a civil judgment open against the borrower in the favor of MSK Group PC in the amount of $584.00 which was recorded on xx/XX/2017.
No prior years delinquent taxes have been found.	The payment history dated as of xx/XX/2022 reveals that the borrower is currently delinquent for 18 months and the next due date is xx/XX/2020. The last payment was received on xx/XX/2021 in the amount of $738.29 and it was applied for the due date of xx/XX/2020. The current P&I is $545.33 and interest rate is 4.00%. The current unpaid principal balance is in the amount of $xx.	xx:Loan is in bankruptcy.
The payment history dated as of xx/XX/2022 reveals that the borrower is currently delinquent for 18 months and the next due date is xx/XX/2020. The last payment was received on xx/XX/2021 in the amount of $738.29 and it was applied for the due date of xx/XX/2020. The current P&I is $545.33 and interest rate is 4.00%. The current unpaid principal balance is in the amount of $xx.
According to the PACER report, the borrower had filed for bankruptcy under chapter-13 with case# xx on xx/XX/2020. The plan was confirmed on xx/XX/2020, which states subject creditor claim arrearage will be paid through bankruptcy in the amount of $8,894.91 and regular payment will be paid directly to creditor. . Trustee's xx Dismiss was filed on xx/XX/2022.
No foreclosure proceedings have been found.
According to collection comment, no damages or repairs have been found.
As per comment dated xx/XX/2020, the borrower’s income was impacted by Covid-19. xx:xx:According to the PACER report, the borrower had filed for bankruptcy under chapter-13 with case# xx on xx/XX/2020. The plan was confirmed on xx/XX/2020, which states subject creditor claim arrearage will be paid through bankruptcy in the amount of $8,894.91 and regular payment will be paid directly to creditor. Trustee's motion to dismiss was filed on xx/XX/2022.The date of last filing is xx/XX/2022.	The loan modification agreement was made on xx/XX/2018 between the borrower and lender. The borrower promises to make a monthly payment of $545.33 with the interest rate of 7.750 % beginning from 4/XX/2018 till the maturity date of 3/XX/2058. The new principal balance stated in the modification agreement is $xx.	Field: Balloon Indicator Loan Value: No Tape Value: Yes |---| |----| Comment: Tape Source: Initial Tape Type:
																																																																																				Field: Doc Date of Last Modification Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx Variance: -xx (Days) Variance %: Comment: Tape Source: Initial Tape Type:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
15954027	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	Other	XX	$0.00	$7,124.14	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$2,014.91	7.250%	360	xx	xx	FHA	Fixed	Cash Out	Unavailable	Unavailable	Full Documentation	xx	xx	Not Applicable	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	468	516	41.887%	First	Final policy	Not Applicable	Not Applicable	03/XX/2015	$451,032.54	Not Applicable	2.000%	$1,068.12	03/XX/2015	Financial Hardship	Review of updated title report dated xx/XX/2022 shows subject mortgage was originated on xx/XX/2007 in the amount of $xx with MERS as nominee for xx, and it was recorded on xx/XX/2007.

The chain of assignment is complete. The loan is currently assigned with xx, not in its individual capacity, but solely as trustee for xx.
There are two claim of Liens xx., recorded on xx/XX/2009 & xx/XX/2015 in the amount of $856.08 and $350.00 respectively.

There is one default final judgment open against the borrower in the amount of $5,565.39 with xx., a non-profit xx which was recorded on xx/XX/2017.
Annual combined taxes of 2021 have been paid off in the amount of $6,969.47 on xx/XX/2021.

As per updated title report, no prior year taxes are delinquent.	The review of updated payment history as of xx/XX/2021, the subject loan is currently delinquent for 4 months and the next due date of payment is xx/XX/2021. The last payment xx was received in the amount of $2,139.97 which applied for xx/XX/2021. The current P&I is $1,068.12 with an interest rate of 2.000%. The UPB as of the date is mentioned in the updated payment history is in the amount of $xx and accrued interest in the amount of $xx.	xx:The review of the collection comment shows that the loan is in bankruptcy and the next due date for the payment is xx/XX/2021. The debtor xx had filed for bankruptcy under chapter-13 with the case# xx on xx/XX/2017.

The review of updated payment history as of xx/XX/2021, the subject loan is currently delinquent for 4 months and the next due date of payment is xx/XX/2021. The last payment xx was received in the amount of $2,139.97 which applied for xx/XX/2021. The current P&I is $1,068.12 with an interest rate of 2.000%. The UPB as of the date is mentioned in the updated payment history is in the amount of $xx and accrued interest in the amount of $xx.

The property is owner occupied and is in average condition.

																																																																																	As per the review of the servicing comment, the subject property had damaged. Unable to determine the nature of the damage, date of loss and amount of repairs from the latest servicing comments. However, as per the comment dated xx/XX/2021, 80% of repairs have been completed. At the time of inspection, the only pool repair was pending. The latest interior BPO inspection report dated xx/XX/2022 states that no damages have been reported xx:xx:According to the PACER, the debtor xx had filed for bankruptcy under chapter-13 with the case# xx on xx/XX/2017. The date of last filing bankruptcy is xx/XX/2022. The plan was confirmed on xx/XX/2018. The POC was filed on xx/XX/2018 the POC amount is xx and the arrearage amount is xx. The MFR was not filed. Under 5th amended chapter-13 plan debtor was committed to pay to the trustee the sum of $1,947.23 per month for a period of 60 months and arrears payment committed to pay to the trustee the sum of $138.40 per month for a period of 60.	Loan modification agreement was made between borrower and lender on effective date of xx/XX/2015. The borrower had given promise to pay the UPB of $xx with interest rate of 2.000% with P&I of $1,068.12 with fixed amortized type and it was beginning from first payment date on 3/XX/2015 and ends with the maturity date of 7/XX/2038. The amount of $xx from unpaid principal balance is permanently forgiven by the lender and the new principal balance is $xx as interest bearing.			1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
37653837	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$704.83	10/XX/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$656.38	6.250%	360	xx	xx	Conventional	Fixed	Purchase	Unavailable	Unavailable	Full Documentation	Not Applicable	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Unavailable	Not Applicable	31.787%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2022 shows that the subject mortgage was originated on xx/XX/2006 with the lender xx. in the amount of $xx which was recorded on xx/XX/2006.
The assignment chain has been completed. Currently, the mortgage is with xx, not in its individual capacity, but solely as trustee for the xx, its appointed attorney in fact.
No active judgments or liens have been found against the borrower and property.
All prior years of taxes have been paid.	As per the review of payment history as of xx/XX/2021, the borrower is currently delinquent for 7 months and next due date is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $768.00 which was applied for the due date of xx/XX/2021. The current P&I is $656.38 and PITI is $768.00. The UPB is $xx.	xx:The loan is currently in bankruptcy. As per the review of payment history as of xx/XX/2021, the borrower is currently delinquent for 7 months and next due date is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $768.00 which was applied for the due date of xx/XX/2021. The current P&I is $656.38 and PITI is $768.00. The UPB is $xx.
As per updated title report dated xx/XX/2022, the borrower xx had deceased on xx/XX/2020.
According to the PACER, the borrower xx had filed the bankruptcy under chapter-13 with case#xx on xx/XX/2016. The POC was filed by the creditor xx on xx/XX/2017 for the secured claim amount of $xx and the amount of arrearage is $2,597.64. As per the schedule-D of voluntary petition the amount of claim is $xx and the value of the collateral is $xx. Hence, the unsecured portion is $2,267.00. As per chapter-13 plan dated xx/XX/2016, the debtor shall pay the trustee $1685.00 per month for 60 months.
The post-closing details regarding the foreclosure have not been found.
No damages were reported.
																																																																																	As per comment dated xx/XX/2021, the subject property is owner-occupied. xx:xx:According to the PACER, the borrower xx had filed the bankruptcy under chapter-13 with case#xx on xx/XX/2016. The POC was filed by the creditor xx on xx/XX/2017 for the secured claim amount of $xx and the amount of arrearage is $2,597.64. As per the schedule-D of voluntary petition the amount of claim is $xx and the value of the collateral is $xx. Hence, the unsecured portion is $2,267.00. As per chapter-13 plan dated xx/XX/2016, the debtor shall pay the trustee $1685.00 per month for 60 months.	Not Applicable		Field: Current Legal Status Loan Value: Bankruptcy-Delinquent Tape Value: Bankruptcy |---| |----| Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* The property type does not match the Appraisal Report (Lvl 2) "Home has not been affixed. However, the Affidavit of Affixation is not available in the loan file. The Alta-7 endorsement for manufactured home attached with the final title policy located at (xx). Also, the VIN# is not available in the legal description of the recorded mortgage."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
19893238	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,991.00	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,928.71	5.875%	360	xx	xx	Conventional	ARM	Purchase	Unavailable	Unavailable	Full Documentation	Not Applicable	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	621	Not Applicable	55.957%	First	Final policy	Not Applicable	Not Applicable	03/XX/2012	$347,545.48	$142,465.95	2.000%	$621.03	03/XX/2012	Financial Hardship	As per the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2005 and was recorded on xx/XX/2005, in the amount of $xx with MERS as nominee for market street mortgage corporation with Instrument# xx.
The chain of assignment has been completed.
There is a junior mortgage in the amount of $xx in favor of xx which is recorded on xx/XX/2006 with the instrument number # xx.
According to the updated title report dated xx/XX/2022, there are 8 HOA liens against the subject property which in the favor of xx. for the combined amount of $xx which was recorded on different dates.	According to the payment history as of xx/XX/2021, the borrower is 1 month delinquent with the loan. The last payment was received on xx/XX/2021 which was applied for the due date of xx/XX/2021 and the next due date for payment is xx/XX/2021. The P&I is in the amount of $813.88 and PITI is in the amount of $1,431.83. The UPB reflected as per the payment history tape data is in the amount of $xx.	xx:As per payment history the borrower is 1 month delinquent with the loan. The reason for default of borrower is unable to be determine from servicing comments. No comment has been found stating that borrower’s income is impacted due to Covid-19. No evidence has been found regarding damage or repairs in the latest servicing comments. xx:xx:The borrower had filed bankruptcy under chapter-13 on xx/XX/2017 with case number #xx and the plan was confirmed on 09/XX//2017. The POC is in the amount of $xx and arrearage is $5,703.47.	The loan modification agreement was made on xx/XX/2012 with the new modified unpaid principal balance $xx. The interest bearing amount was $xx with step rate starting interest rate 2.000% and the modified P&I was $621.03 beginning on 03/XX/2012. The step rate was in 03 steps ending at rate 3.875% and P&I will be $813.88 applicable from 03/XX/2012 to maturity date 02/XX/2052. The deferred balance is $xx and there is no principal forgiven amount.	Field: Bankruptcy Motion Filed Date Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx |---| -xxxx (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xxx.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Original Note Doc Date Loan Value: xx Tape Value: xx Variance: -x (Days) Variance %: Comment: Tape Source: Initial Tape Type:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
45329464	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,722.90	11/XX/2021	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$725.21	7.375%	360	xx	xx	Conventional	Fixed	Cash Out	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2022 shows that the subject mortgage was originated on xx/XX/2007 and it was recorded on xx/XX/2007 in the amount of $xx in favor of “xx”.

The chain of assignment is completed as the subject mortgage is assigned to the lender “xx”.

There is an active junior mortgage available in the updated title report in the favor of “xx” in the amount of $xx which was recorded on xx/XX/2008.

The annual county taxes for the year 2021 have been paid in the amount of $ 1,722.90 on xx/XX/2022.	Review of updated payment history as of xx/XX/2021, the loan is currently delinquent for 34 months. The last regular payment xx was made on xx/XX/2021 in the amount of $725.21 for the due date of xx/XX/2019. The UPB as of the date is in the amount $xx.	xx:The loan is currently in bankruptcy. As per review of updated payment history as of xx/XX/2021, the loan is currently delinquent for 34 months. The last regular payment xx was made on xx/XX/2021 in the amount of $725.21 for the due date of xx/XX/2019. The UPB as of the date is in the amount $xx.

As per comment dated xx/XX/2020 loan was in foreclosure. Later, it was put on hold due to bankruptcy and covid moratorium. No more evidences are available in the latest 24 months servicing comments regarding further foreclosure proceedings.

According to the PACER, the debtor xx had filed bankruptcy under chapter-13 with the case# xx on xx/XX/2018 and plan was confirmed on xx/XX/2018. The POC was filed on xx/XX/2018 with the secured claim of $xx with an arrearage of $xx. The bankruptcy is still active. xx:As per comment dated xx/XX/2020 loan was in foreclosure. Later, it was put on hold due to bankruptcy and covid moratorium. No more evidences are available in the latest 24 months servicing comments regarding further foreclosure proceedings. xx:According to the PACER, the debtor xx had filed bankruptcy under chapter-13 with the case# xx on xx/XX/2018 and plan was confirmed on xx/XX/2018. The POC was filed on xx/XX/2018 with the secured claim of $xx with an arrearage of $xx. The bankruptcy is still active.	Not Applicable	Field: Current Legal Status Loan Value: Bankruptcy-Delinquent Tape Value: Bankruptcy |---| |----| Comment: Current legal status is bankruptcy. Tape Source: Initial Tape Type:
																																																																																				Field: Currently in Foreclosure? Loan Value: Yes Tape Value: No Variance: Variance %: Comment: Currently in foreclosure is Yes. Tape Source: Initial Tape Type:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
79234846	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,754.76	10/XX/2021	Unavailable	No	Moratorium	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	Unavailable	10.270%	240	xx	xx	HELOC	Fixed	Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	04/XX/2004	$75,000.00	Not Applicable	10.000%	$658.19	04/XX/2004	Financial Hardship	The review of the updated title report dated xx/XX/2022 shows that the subject mortgage was originated on xx/XX/2002 and it was recorded on xx/XX/2002 in the amount of $xx in favor of “xx.” The chain of assignment has not been completed as the current assignment is with xx instead of “xx”
No active judgments or liens have been found.
The annual combined taxes for 2021 have been paid in the amount of $3,754.76.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/XX/2021 the loan is in delinquency for 26 months and the next due date is xx/XX/2019. The last payment was received on xx/XX/2021 in the amount of $861.18 xx, which was applied for the due date of xx/XX/2019. The monthly P&I is $658.19 and rate of interest is 10.000%. The current UPB is $xx.	xx:The loan is currently foreclosure on hold and in active bankruptcy.
According to the payment history as of xx/XX/2021 the loan is in delinquency for 26 months and the next due date is xx/XX/2019. The last payment was received on xx/XX/2021 in the amount of $861.18 xx, which was applied for the due date of xx/XX/2019. The monthly P&I is $658.19 and rate of interest is 10.000%. The current UPB is $xx.

This modification agreement was signed between the borrower xx and lender xx with an effective date of xx/XX/2004 stated the new modified unpaid principal balance is $xx. The borrower had promised to pay the monthly P&I of $658.19 and the payment had begun from xx/XX/2004 with the new maturity date of xx/XX/2022. The new modified interest rate is 10.000%.

According to the PACER, the borrower xx had filed the bankruptcy under chapter 13 with case#xx on xx/XX/2016. The POC was filed by the creditor xx on xx/XX/2016 for the secured claim amount of $xx and the amount of arrearage is $xx. The plan was confirmed on xx/XX/2016. The borrower shall pay monthly mortgage payment in the amount of $1380.00 per month for 36 months to the trustee under the chapter 13 plan. The plan reflects arrearage for subject loan totals $xx and trustee has committed to pay monthly payments of $659.00 toward the arrearage. As per doc dated xx/XX/2021 the pre-petition arrears are paid in full and ongoing post-petition are due from Nov-2021.The last date of filing is xx/XX/2022.

The foreclosure was initiated in year 2015. However, as per servicing comment dated xx/XX/2021, the foreclosure has been placed on hold for BK resumption and required covid-19 service review. The loan is active in BK. No more evidences are available in the latest 24 months servicing comments regarding further foreclosure proceedings.

The subject property is owner occupied and no visible damages are reported. xx:The foreclosure was initiated in year 2015. However, as per servicing comment dated xx/XX/2021, the foreclosure has been placed on hold for BK resumption and required covid-19 service review. The loan is active in BK. No more evidences are available in the latest 24 months servicing comments regarding further foreclosure proceedings. xx:According to the PACER, the borrower xx had filed the bankruptcy under chapter 13 with case#xx on xx/XX/2016. The POC was filed by the creditor xx on xx/XX/2016 for the secured claim amount of $xx and the amount of arrearage is $xx. The plan was confirmed on xx/XX/2016. The borrower shall pay monthly mortgage payment in the amount of $1380.00 per month for 36 months to the trustee under the chapter 13 plan. The plan reflects arrearage for subject loan total in $xx and trustee has committed to pay monthly payments of $659.00 toward the arrearage. As per doc dated xx/XX/2021 the pre-petition arrears are paid in full and ongoing post-petition are due from Nov-2021.The last date of filing is xx/XX/2022.	This modification agreement was signed between the borrower "xx" and lender "xx." with an effective date of xx/XX/2004 stated the new modified unpaid principal balance is $xx. The borrower had promised to pay the monthly P&I of $658.19 and the payment had begun from 04/XX/2004 with the new maturity date of 03/XX/2022. The new modified interest rate is 10.000%.	Field: Current Legal Status Loan Value: Bankruptcy-Delinquent Tape Value: Bankruptcy |---| |----| Comment: loan is in BK and delinquent for xx months. Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: FC is on hold due to BK.   Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: loan was modified on xxxx.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $xxx.xx   Variance %: x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Maturity Date Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx Variance: xxxx (Days) Variance %: Comment: Tape Source: Initial Tape Type:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
80636631	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,418.68	10/XX/2021	zz	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	$1,475.00	$2,428.22	6.250%	360	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	12/XX/2016	$370,821.08	Not Applicable	3.625%	$1,464.46	12/XX/2016	Financial Hardship	As per the review of the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2008 which recorded on xx/XX/2008 in the amount of $xx with xx.
The chain of assignment has been completed. Currently, the mortgage is with xx, recorded on xx/XX/2019.
Active liens and judgments against the borrower/property:
Federal tax lien against the borrower recorded on xx/XX/2018 in the amount of $xx in favor of Department of the Treasury - xx.
No delinquent taxes have been found.	According to the payment history as of xx/XX/2021, the borrower is delinquent for 50 months. The last payment was received on xx/XX/2021 which was applied to xx/XX/2017. The next due date for payment is xx/XX/2017. The P&I is in the amount of $1,464.46 and PITI is in the amount of $1,666.21. The UPB reflected as per the payment history is in the amount of $xx.	xx:The loan is currently is in bankruptcy. According to the payment history as of xx/XX/2021, the borrower is delinquent for 50 months. The last payment was received on xx/XX/2021 which was applied to xx/XX/2017. The next due date for payment is xx/XX/2017. The P&I is in the amount of $1,464.46 and PITI is in the amount of $1,666.21. The UPB reflected as per the payment history is in the amount of $xx.
As per the comment dated xx/XX/2021, the reason for default is curtailment of income due to Covid-19.
Unable to determine the current occupancy and condition of the subject property. xx:The foreclosure was initiated. The foreclosure complaint was filed on xx/XX/2018 with the case #xx. However, the foreclosure is on hold due to the borrower had filed bankruptcy under chapter-13 with the case# xx on xx/XX/2020. xx:According to the PACER, the borrower had filed bankruptcy under chapter-13 with the case# xx on xx/XX/2020. The POC was filed on xx/XX/2020, the POC amount is $xx and the arrearage amount is $xx. The chapter 13 plan was confirmed on xx/XX/2020 and the debtor shall pay P&I to the trustee in the amount of $100.00 for 6 months, $650.00 for 12 months and $1,580.00 for 42 months. The schedule D of xx does not show any unsecured amount. Currently the loan is in active Bankruptcy.	The loan modification agreement was made on xx/XX/2016 with the new principal balance of $xx and the borrower has promised to pay the new P&I $1,464.46 with the interest rate of 3.625%. The modification first payment was due on 12/XX/2016. The maturity date is 11/XX/2056. The interest bearing amount is $xx.	Field: Currently in Foreclosure? Loan Value: Yes Tape Value: No |---| |----| Comment: As per the document located at “Ln#xxxxx Pg#xx”, the foreclosure complaint was filed on x/XX/xxxx with the case #xxxxCAxxxxxx. Tape Source: Initial Tape Type:
																																																																																				Field: Original Balance (or Line Amount) Loan Value: xx Tape Value: xx Variance: $-xxxxx.xx Variance %: -xx.xxxxx% Comment: $xx Tape Source: Initial Tape Type:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
75635776	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,946.72	12/XX/2021	zz	No	Loss Mitigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,082.24	5.625%	360	xx	xx	Conventional	Fixed	Cash Out	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	645	720	Unavailable	First	Unavailable	Not Applicable	Unavailable	07/XX/2016	$224,770.57	Not Applicable	3.750%	$904.76	09/XX/2016	Financial Hardship	The review of the updated title report dated xx/XX/2022 shows that the subject mortgage was originated on xx/XX/2005 and was recorded on xx/XX/2005 in the amount of $xx in favor of MERS as nominee for xx.

The chain of assignment is completed as the subject mortgage is assigned to the lender “xx”.

No active judgments/liens have been found in the updated title report against the borrower/subject property.

The school taxes for the year 2021/2022 have been paid in the amount of $ 3,019.29 on xx/XX/2021.
The combined annual county taxes for the year 2022 have been due in the amount of $ 623.67 for the year 2022.	Review of updated payment history as of xx/XX/2021, the loan is currently delinquent for 14 months. The last regular payment xx was made on xx/XX/2021 in the amount of $904.76 for the due date of xx/XX/2020. The UPB as of the date is in the amount $xx.	xx:The loan is in bankruptcy. As per review of updated payment history as of xx/XX/2021, the loan is currently delinquent for 14 months. The last regular payment xx was made on xx/XX/2021 in the amount of $904.76 for the due date of xx/XX/2020. The UPB as of the date is in the amount $xx.

As per comment dated xx/XX/2019 loan was in foreclosure and sale was scheduled on xx/XX/2020. Later, it was put on hold due to loss mitigation. No more evidences are available in the latest 24 months servicing comments regarding further foreclosure proceedings.

The debtor xx had filed bankruptcy under chapter-13 on xx/XX/2019 with the case# xx and plan was confirmed on xx/XX/2019. The POC was filed on xx/XX/2019 with the secured claim of $xx with an arrearage of $xx. The bankruptcy is still active. xx:As per comment dated xx/XX/2019 loan was in foreclosure and sale was scheduled on xx/XX/2020. Later, it was put on hold due to loss mitigation. No more evidences are available in the latest 24 months servicing comments regarding further foreclosure proceedings. xx:The debtor xx had filed bankruptcy under chapter-13 on xx/XX/2019 with the case# xx and plan was confirmed on xx/XX/2019. The POC was filed on xx/XX/2019 with the secured claim of $xx with an arrearage of $xx.
The bankruptcy is still active.	The loan was modified on xx/XX/2016 with new principal balance of $xx. The borrower promises to pay the new P&I in the amount of $904.76 with the new fixed interest rate of 3.750% beginning from 9/XX/2016 to the maturity date of 8/XX/2056.	Field: Borrower #x Middle Name Loan Value: Not Applicable Tape Value: - |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Bankruptcy-Delinquent   Tape Value: Bankruptcy   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $-xxxxx.xx   Variance %: -xx.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
74218511	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,822.45	09/XX/2021	zz	No	Bankruptcy Filing	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$740.89	4.875%	360	xx	xx	Conventional	Fixed	Purchase	Unavailable	Unavailable	Full Documentation	Not Applicable	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	745	752	36.298%	First	Final policy	Not Applicable	Not Applicable	12/XX/2017	$159,736.62	Not Applicable	4.000%	$667.60	12/XX/2017	Financial Hardship	Review of updated title report dated xx/XX/2022 shows the subject mortgage was originated on xx/XX/2011 which is held by xx. for the amount of $xx which was recorded on xx/XX/2011. The chain of assignment is completed. Currently, the assignment is with “xx”. No active judgments or liens found. The annual combined taxes for the year of 2022 have been due in the amount of $1,450.51. The annual school taxes for the year of 2021/2022 have been paid in the amount of $2,324.50. No prior year’s delinquent taxes have been found.	According to latest payment history as of xx/XX/2021,the borrower is currently delinquent for 31 months and the next due date for the payment is xx/XX/2019. The last payment was received on xx/XX/2021 in the amount of $1,112.13.The current P&I is $667.60 & PITI is $1,112.13.The stated current rate is 4.000% with P&I of $667.60. The unpaid principal balance is reflected in the amount of $xx.	xx:The loan is in bankruptcy.
According to latest payment history as of xx/XX/2021, the borrower is currently delinquent for 31 months and the next due date for the payment is xx/XX/2019. The last payment was received on xx/XX/2021 in the amount of $1,112.13. The stated current rate is 4.000% with P&I of $667.60. The unpaid principal balance is reflected in the amount of $xx.
As per the collection comment dated xx/XX/2020, borrower’s work was impacted by covid-19. Comment dated xx/XX/2020 states SFB plan was accepted by borrower. No other information has been found.
As per document located at Ln#xx Pg#32 shows that foreclosure proceedings were initiated on the loan and complaint was filed on xx/XX/2018. As per comment dated xx/XX/2021 shows that foreclosure has been placed on hold due to bankruptcy filing. No other information has been found.
The borrower Dale R Prynn and Megan S Prynn had filed the bankruptcy under chapter 13 with case number xx on xx/XX/2019 and plan confirmed on xx/XX/2019. As per the POC filed on xx/XX/2019 amount of claim is $xx and amount of arrearage is $xx. As per the Schedule D of voluntary petition the amount of claim is xx and the value of property is xx. The unsecured portion is $0.00.
																																																																																	As per the modification agreement which was made on xx/XX/2017. As per the modified terms, the new principal balance is $xx. The borrower has promised to pay the in the amount of $667.60 with the rate of interest of 4.000% beginning on xx/XX/2017 till maturity date of xx/XX/2057. xx:As per document located at Ln#xx Pg#32 shows that foreclosure proceedings were initiated on the loan and complaint was filed on xx/XX/2018. As per comment dated xx/XX/2021 shows that foreclosure has been placed on hold due to bankruptcy filing. No other information has been found. xx:The borrower Dale R Prynn and Megan S Prynn had filed the bankruptcy under chapter 13 with case number xx on xx/XX/2019 and plan confirmed on xx/XX/2019. As per the POC filed on xx/XX/2019 amount of claim is $xx and amount of arrearage is $xx. As per the Schedule D of voluntary petition the amount of claim is xx and the value of property is xx. The unsecured portion is $0.00.	As per the modification agreement which was made on xx/XX/2017. As per the modified terms, the new principal balance is $xx. The borrower has promised to pay the in the amount of $667.60 with the rate of interest of 4.000% beginning on 12/XX/2017 till maturity date of 11/XX/2057.		Field: Currently in Foreclosure? Loan Value: Yes Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type: Field: Doc Date of Last Modification Loan Value: xx/XX/xxxx Tape Value: xx/XX/xxxx Variance: x (Days) Variance %: Comment: Tape Source: Initial Tape Type: Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$30,937.51	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
45319677	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$5,513.91	12/XX/2021	zz	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,859.29	6.125%	360	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	02/XX/2016	$409,815.59	$92,917.06	2.000%	$959.65	04/XX/2016	Financial Hardship	As per the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2007 and recorded on xx/XX/2007, in the amount of $xx, with MERS as nominee for xx., with Instrument#xx.

The chain of assignment has been completed. Currently, the assignment is with xx, not in its individual capacity, but solely as trustee for the xx.

There are 6 judgments against the borrower in the combined amount of $xx in the favor of different plaintiff and recorded on different dates between years of 2007 to 2020.

There are 10 child support liens against the borrower in the favor of different plaintiff and recorded on different dates between years of 2013 to 2022.

There are two state tax liens against the borrower in the combined amount of $7,398.56 in the favor of different plaintiff and recorded on different dates between years of 2017 to 2020.

2nd installment combined taxes of 2021/2022 are due on xx/XX/2022 in the amount of $2,756.95.	According to the payment history as of xx/XX/2021, the borrower is currently delinquent for 9 months. The last payment was received on xx/XX/2021, which was applied for the due date of xx/XX/2021 and the next due date for payment is xx/XX/2021. The P&I is in the amount of $959.65 and PITI is in the amount of $1,544.71. The UPB reflected as per the payment history is in the amount of $xx.	xx:As per the comment history, the loan is in bankruptcy.
According to the payment history as of xx/XX/2021, the borrower is currently delinquent for 9 months. The last payment was received on xx/XX/2021, which was applied for the due date of xx/XX/2021 and the next due date for payment is xx/XX/2021. The P&I is in the amount of $959.65 and PITI is in the amount of $1,544.71. The UPB reflected as per the payment history is in the amount of $xx.
As per the comment dated xx/XX/2021, the reason for default is curtailment of income.
No evidence has been found regarding damage or repairs in the latest servicing comments. xx:As per the comment history and updated title report, the foreclosure was initiated. The lis pendens was filed on xx/XX/2016 and the notice of sale was filed on xx/XX/2018. However, the foreclosure was put on hold due to borrower had filed bankruptcy on xx/XX/2018 under chapter 13. No further details have been found. xx:The borrower had filed bankruptcy under Chapter-13 with the Case#xx on xx/XX/2018. The POC was filed on xx/XX/2018, with the claim amount of $xx and the arrearage amount is $xx. xx 13 plan was confirmed on xx/XX/2018. The debtor shall pay to the trustee the sum of $763.00 per month from 1 to 4 months and $823.00 from 5 to 60 months under Chapter 13. The schedule D of xx shows that the amount of claim without deducting the value of the collateral is $xx and the value of the collateral is $xx. Therefore, the unsecured portion is $0.00.	The loan modification agreement was made between borrower and servicer on xx with the new modified unpaid principal balance $xx. The interest bearing amount was $xx with step rate starting interest rate was 2.00% and the modified P&I was $959.65 beginning on 4/XX/2016. The step rate was in 3 steps ending at rate 3.750% and P&I will be $1,236.70 applicable from 4/XX/2022 to maturity date 3/XX/2056. The deferred balance is $xx. There is no principal forgiven amount.	Field: Balloon Indicator Loan Value: No Tape Value: Yes |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Bankruptcy Motion Filed Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Borrower #x Middle Name   Loan Value: Not Applicable   Tape Value: -   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Bankruptcy Post Petition Due Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Bankruptcy-Delinquent   Tape Value: Bankruptcy   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: x (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
30909368	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$5,360.35	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 11	xx	Not Applicable	Not Applicable	xx	Not Applicable	$964.51	4.750%	180	xx	xx	Conventional	Fixed	Not Applicable	Unavailable	Unavailable	Full Documentation	Not Applicable	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	617	614	36.243%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Review of updated title report dated xx/XX/2022 shows subject mortgage was originated on xx/XX/2003 in the amount of $xx with MERS as nominee for xx., and it was recorded on xx/XX/2003.

The chain of assignment is complete. The loan is currently assigned with xx, not in its individual capacity, but solely as trustee for xx.

There is a junior mortgage originated on xx/XX/2005 in the amount of $xx xx, FSB, a xx, and it was recorded on xx/XX/2005.

No active judgments or liens found.

First half combined taxes of 2022 are due in the amount of $2,680.18 on xx/XX/2022.
Second half combined taxes of 2022 are due in the amount of $2,680.17 on xx/XX/2022.

As per updated title report, no prior year taxes are delinquent.	The review of updated payment history as of xx/XX/2021, the subject loan is currently delinquent for 6 months and the next due date of payment is xx/XX/2021. The last payment xx was received in the amount of $317.54 which applied for xx/XX/2021. The current P&I is $317.54 with an interest rate of 4.750%. The UPB as per payment history is in the amount of $xx.	xx:The review of the collection comment shows that the loan is in bankruptcy and the next due date for the payment is xx/XX/2021. The debtor xx had filed for bankruptcy under chapter-13 with the case# xx on xx/XX/2017. The date of last filing bankruptcy is xx/XX/2022. The plan was confirmed on xx/XX/2019. The POC was filed on xx/XX/2018, the POC amount is $xx and the arrearage amount is $xx. The MFR was filed on xx/XX/2021 and it has been xxed on xx/XX/2022. Under amended chapter-13 plan debtor has committed to pay to the trustee the amount of $317.54 for 120 months and the arrearage in the amount of $xx has committed to pay as per pro-rata basis.

The review of updated payment history as of xx/XX/2021, the subject loan is currently delinquent for 6 months and the next due date of payment is xx/XX/2021. The last payment xx was received in the amount of $317.54 which applied for xx/XX/2021. The current P&I is $317.54 with an interest rate of 4.750%. The UPB as per payment history is in the amount of $xx.

As per the comment dated xx/XX/2020, the written dispute has been noted. The disputed claim had been converted to an adversary proceeding. There had been made the process level issue for the loan. However, we are unable to determine whether the dispute is resolved or not.

Reason for default is unable to determine.

																																																																																	As per the collection comment dated xx/XX/2021 the FEMA Disaster was declared on xx/XX/2021 for xx. We are unable to determine from the available collection comments whether the subject property is affected by FEMA disaster or not. xx:xx:According to the PACER, the borrower xx had filed the bankruptcy under chapter 11 with case#xx on xx/XX/2017. As per xx schedule D xx shows that the amount of claim without deducting the value of the collateral is $xx and the value of the collateral is $xx Hence, the unsecured portion is $0.00. The POC xx was filed by the creditor xx on xx/XX/2018 for the secured claim amount of $xx and the amount of arrearage is $xx. As per the approved chapter 13 xx plan was filed on xx/XX/2019 and confirmed on xx/XX/2019. The borrower shall pay monthly mortgage payment in the amount of $152.21 per month for 360 months to the trustee under the chapter 11 plan. The date of last filing bankruptcy is xx/XX/2022 and bankruptcy is still active.	This is conventional fixed rate mortgage with P&I of $964.51 with the rate of interest 4.750% and a maturity date of 6/XX/2018. The P&I as per payment history is the $317.54 and rate of interest is 4.750%, however, there is a reduction in P&I and rate of interest with respect to note data which seems that there would be a possible modification. The tape data indicates the latest modification was made on 10/XX/2019 with rate of interest 4.750% and P&I is $317.54 and modified maturity date is 09/XX/2029. However the modification document is missing from loan file.			1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
11445479	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$4,590.34	12/XX/2021	zz	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$809.39	6.000%	360	xx	xx	Conventional	Fixed	Purchase	Unavailable	Unavailable	Full Documentation	Not Applicable	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	679	Not Applicable	First	Short Form Policy	Not Applicable	Not Applicable	07/XX/2015	$117,979.44	Not Applicable	2.000%	$469.37	09/XX/2015	Financial Hardship	As per the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2004 and recorded on xx/XX/2004, in the amount of $xx, with MERS as nominee for xx., with Instrument#04-xx.

The chain of assignment has been completed. Currently, the assignment is with xx, not in its individual capacity, but solely as trustee for the xx.

There is a state tax lien against the borrower in the favor of State of xx of Taxation, which was recorded on xx/XX/2020 in the amount of $299.76.

2nd installment county taxes of 2021 are due on xx/XX/2022 in the amount of $2,280.84.	According to the payment history as of xx/XX/2021, the borrower is currently delinquent for 5 months. The last payment was received on xx/XX/2021, which was applied for the due date of xx/XX/2021 and the next due date for payment is xx/XX/2021. The P&I is in the amount of $519.18 and PITI is in the amount of $1,091.57. The UPB reflected as per the payment history is in the amount of $xx.	xx:As per the comment history, the loan is in bankruptcy.
According to the payment history as of xx/XX/2021, the borrower is currently delinquent for 5 months. The last payment was received on xx/XX/2021, which was applied for the due date of xx/XX/2021 and the next due date for payment is xx/XX/2021. The P&I is in the amount of $519.18 and PITI is in the amount of $1,091.57. The UPB reflected as per the payment history is in the amount of $xx.
The reason for default is unable to be determined from the latest servicing comments.
No comment has been found stating that borrower’s income is impacted due to covid-19.
No evidence has been found regarding damage or repairs in the latest servicing comments. xx:As per the comment history and updated title report, the foreclosure was initiated and complaint was filed on xx/XX/2017. The judgment was entered on xx/XX/2017 and sale was scheduled on xx/XX/2017. However, the foreclosure was put on hold due to borrower had filed bankruptcy on xx/XX/2017 under chapter 13. No further details have been found. xx:The borrower had filed bankruptcy under Chapter-13 with the Case#xx on xx/XX/2017. The POC was filed on xx/XX/2017, with the claim amount of $xx and the arrearage amount is $xx. xx 13 plan was confirmed on xx/XX/2018. The debtor shall pay to the trustee the sum of $1,293.00 for 60 months under Chapter 13. The schedule D of xx shows that the amount of claim without deducting the value of the collateral is $xx and the value of the collateral is $xx. Therefore, the unsecured portion is $0.00.	The loan modification agreement was made between borrower and servicer on xx with the new modified unpaid principal balance $xx. The interest bearing amount is $xx with step rate starting interest rate of 2.00% and the modified P&I is $469.37 beginning on 9/XX/2015. The step rate was in 3 steps ending at rate 4.00% and P&I will be $569.81 applicable from 9/XX/2021 to maturity date 10/XX/2042. There are no deferred balance & principal forgiven amount.	Field: Current Legal Status Loan Value: Bankruptcy-Delinquent Tape Value: Bankruptcy |---| |----| Comment: Current legal status is bankruptcy. Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Currently in foreclosure is Yes.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xx (Days)   Variance %:    Comment: The loan modification agreement was made between borrower and servicer on x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance: -x (Days)   Variance %:    Comment: Original note doc date is xx   Tape Source: Initial   Tape Type:
																																																																																				Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
19215747	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$13,162.25	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,073.65	5.000%	360	xx	xx	Conventional	Fixed	Purchase	Unavailable	Unavailable	Full Documentation	Not Applicable	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	798	Not Applicable	18.205%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2009 with the lender MERS as nominee for xx in the amount of $xx which was recorded on xx/XX/2009 with instrument#2009-xx.

The chain of assignments has been completed. The last assignment is with xx, not in its individual capacity, but solely as trustee for the xx which was recorded on xx/XX/2018.

There is an active mortgage that originated on xx/XX/2013 with lender xx. in the amount of $xx which was recorded on xx/XX/2013.

There are two credit card judgments against the borrower in the favor of xx. in the total amount of $xx which was recorded on xx/XX/2014 and xx/XX/2017.

Combined annual installment taxes of 2022 have been paid in the amount of $4,556.66 which was recorded on xx/XX/2022. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/XX/2021, the borrower is delinquent for 37 months with the loan. The last payment was received on xx/XX/2021 which was applied to xx/XX/2018. The next due date for payment is xx/XX/2018. The borrower pays the P&I in the amount of $1,073.65 and PITI in the amount of $1,720.83. The current UPB reflected is in the amount of $xx.	xx:As per the review of collection comments, the current status of the loan is in bankruptcy. According to the payment history as of xx/XX/2021, the borrower is delinquent for 37 months with the loan. The next due date for payment is xx/XX/2018. The current UPB reflected is in the amount of $xx. According to the PACER, the borrower xx had filed for bankruptcy under chapter-13 with case#xx on xx/XX/2017. The case is active and the last filing date is xx/XX/2021. No comments have been found regarding the borrower’s income was impacted by the covid-19 pandemic. The collection comment dated xx/XX/2021 states the subject property had some damages due to Wind/Hail. The date of loss is xx/XX/2020 and the estimated loss amount is $8,161.57. The insurance claim has been filed. The collection comment dated xx/XX/2021 states the endorsed claim check is pending due to the required documents has not been submitted. No further information has been found regarding damages are repaired or not. xx:xx:According to the PACER, the borrower xx had filed for bankruptcy under chapter-13 with case#xx on xx/XX/2017. Schedule D of the voluntary petition shows that the amount of claim without deducting the value of the collateral is $xx and the value of the collateral is $xx; therefore, there is no unsecured portion. The chapter-13 plan was confirmed on xx/XX/2019. The debtor was supposed to pay the amount of $200.00 per month for 60 months under the chapter 13 plan. The proof of claim was filed on xx/XX/2017 under claim#xx. The total amount of the secured claim is $xx and the amount of arrearage is $xx. The case is active and the last filing date is xx/XX/2021.	Not Applicable	Field: Current Legal Status Loan Value: Bankruptcy-Delinquent Tape Value: Bankruptcy |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Original Note Doc Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -x (Days)   Variance %:    Comment: Original note doc date is xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx Tape Value: xx   Variance:    Variance %:    Comment: property add is same.   Tape Source: Initial   Tape Type:
																																																																																				Field: Property City Loan Value: Ramapo Tape Value: Suffern Variance: Variance %: Comment: As per UT, the property city name is xx. Tape Source: Initial Tape Type:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$8,161.57	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
1567698	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,591.72	12/XX/2021	Not Applicable	No	Loss Mitigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,777.87	7.785%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Unavailable	Not Applicable	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Unavailable	Not Applicable	First	Short Form Policy	Not Applicable	Not Applicable	05/XX/2018	$240,979.46	$35,379.46	4.000%	$859.28	06/XX/2018	Financial Hardship	The review of the updated title report dated xx/XX/2022 shows that the subject mortgage was originated on xx/XX/2007 and it was recorded on xx/XX/2008 in the amount of $xx in favor of xx There is active civil judgment against the borrower in the amount of $1,701.76 in favor of “xx” and it was recorded on xx/XX/2012.

There is active credit card judgment against the borrower in the amount of $5,497.62 in favor of “xx” which was recorded on xx/XX/2015.

There is active state tax lien against the borrower in the amount of $xx in favor of “xx” and it was recorded on xx/XX/2017.

According to the updated title report dated xx/XX/2022 the annual utilities charges for the year 2022 are delinquent in the amount of $332.98 and are good through xx/XX/2022.	Review of updated payment history as of xx/XX/2021, the loan is currently delinquent for 17 months. The last regular payment xx was made on xx/XX/2021 in the amount of $859.28 for the due date of xx/XX/2020. The UPB as of the date is in the amount $xx.	xx:The loan is in bankruptcy. As per review of updated payment history as of xx/XX/2021, the loan is currently delinquent for 17 months. The last regular payment xx was made on xx/XX/2021 in the amount of $859.28 for the due date of xx/XX/2020. The UPB as of the date is in the amount $xx.

The foreclosure proceedings were initiated on the loan by referring it to Attorney on xx/XX/2020. Later, it was put on hold due to loss mitigation. As per comment dated xx/XX/2020 foreclosure put on hold due to the debtor xx had filed bankruptcy under chapter-13 on xx/XX/2020 with the case# xx. No more evidences are available in the latest 24 months servicing comments regarding further foreclosure proceedings.

The debtor xx had filed bankruptcy under chapter-13 on xx/XX/2020 with the case# xx and plan was confirmed on xx/XX/2020. The POC was filed on xx/XX/2020 with the secured claim of $xx with an arrearage of $xx. xx:The foreclosure proceedings were initiated on the loan by referring it to Attorney on xx/XX/2020. Later, it was put on hold due to loss mitigation. As per comment dated xx/XX/2020 foreclosure put on hold due to the debtor xx had filed bankruptcy under chapter-13 on xx/XX/2020 with the case# xx. No more evidences are available in the latest 24 months servicing comments regarding further foreclosure proceedings. xx:The debtor xx had filed bankruptcy under chapter-13 on xx/XX/2020 with the case# xx and plan was confirmed on xx/XX/2020. The POC was filed on xx/XX/2020 with the secured claim of $xx with an arrearage of $xx.	The loan was modified on 5/XX/2018 with new principal balance of $xx out of which $xx has been deferred and the new interest bearing principal amount is in the amount of $xx. The borrower promises to pay the new P&I in the amount of $859.28 with the new fixed interest rate of 4.000% beginning from 6/XX/2018 to the maturity date of 5/XX/2058.	Credit Report	Field: Balloon Indicator Loan Value: No Tape Value: Yes |---| |----| Comment: NA. Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Bankruptcy-Delinquent   Tape Value: Bankruptcy   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Currently in foreclosure is Yes.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xx (Days)   Variance %:    Comment: Doc date of last modification is x/XX/xxxx.   Tape Source: Initial   Tape Type:
																																																																																				Field: Original Note Doc Date Loan Value: xx Tape Value: xx Variance: -x (Days) Variance %: Comment: Original note doc date is xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Missing credit report (Lvl 2) "Credit Report is missing from loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
53734372	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,752.68	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$648.55	4.625%	360	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Unavailable	Not Applicable	First	Unavailable	Not Applicable	Unavailable	11/XX/2016	$125,788.19	Not Applicable	3.625%	$496.77	11/XX/2016	Financial Hardship	As per the updated title report as of xx/XX/2022, the subject mortgage was originated on xx/XX/2013 and it was recorded on xx/XX/2013 in the amount of $xx with the Lender MERS as nominee for xx.
The chain of assignment has been completed. Last assignment is with “xx”.
There is one junior judgment in the favor of xx Bank N.A. for the amount of $1700.98 which was recorded on xx/XX/2017.
First and second installment county taxes for the year of 2021 are due in the amount of $3752.68.
No prior year delinquent taxes have been found.	According to the payment history as of xx/XX/2021, the borrower is delinquent from 11 months and the next due date is xx/XX/2021. Last payment was received on xx/XX/2021 in the amount of $1059.37. Current P&I is $496.77 and the interest rate of 3.625%. The new UPB is reflected in the amount of $xx.	xx:The loan is in the bankruptcy.
According to the payment history as of xx/XX/2021, the borrower is delinquent from 11 months and the next due date is xx/XX/2021. Last payment was received on xx/XX/2021 in the amount of $1059.37. Current P&I is $496.77 and the interest rate of 3.625%. The new UPB is reflected in the amount of $xx.
The loan was modified on xx/XX/2016.
Borrower had filed bankruptcy under the chapter 13 with the case#xx on xx/XX/2018. The POC was filed on xx/XX/2018 with secured claim amount of $xx and the arrearage amount of $xx. The plan was confirmed on xx/XX/2018. The debtor was promised to pay for trustee in the amount of $760.00 for 60 months.
Reason for default is unable to be determined.
No foreclosure activity has been found.
Subject property is owner occupied. No damage and repairs have been found. xx:xx:Borrower had filed bankruptcy under the chapter 13 with the case#xx on xx/XX/2018. The POC was filed on xx/XX/2018 with secured claim amount of $xx and the arrearage amount of $xx. The plan was confirmed on xx/XX/2018. The debtor has promised to pay for trustee in the amount of $760.00 for 60 months.	The loan modification agreement was made between (Borrower) and (Lender) on xx with a new principal balance of $xx with fixed rate of 3.625%. The borrower promised to pay monthly P&I payment in the amount of $496.77 beginning on 11/XX/216 till the maturity date of 10/XX/2056.	Credit Report	Field: Bankruptcy Motion Filed Date Loan Value: Not Applicable Tape Value: x/XX/xxxx |---| |----| Comment: Bankruptcy motion filed date is not applicable Tape Source: Initial Tape Type:
																																																																																				Field: Original Note Doc Date Loan Value: xx Tape Value: xx Variance: -xx (Days) Variance %: Comment: Original note doc date is xx. Tape Source: Initial Tape Type:	4: Unacceptable	* Lost Note Affidavit (Lvl 4) "Lost note affidavit doc found at doc locator : xx"		* Missing credit report (Lvl 2) "Credit Report is missing from loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
87897549	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$0.00	$2,999.63	11/XX/2021	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$584.71	5.500%	240	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Unavailable	Not Applicable	First	Final policy	Not Applicable	Not Applicable	11/XX/2014	$83,751.66	Not Applicable	5.500%	$431.97	12/XX/2014	Financial Hardship	The review of the updated title report dated xx/XX/2022 shows that the subject mortgage originated on xx/XX/2005 with MERS as nominee for xx. “lender” and was recorded on xx/XX/2005.

The chain of assignment is completed as the subject mortgage is still with the lender xx, not in its individual capacity, but solely as trustee for the xx.
Annual county property taxes for the year 2021 have been paid off on xx/XX/2021 in the amount of $2,879.64.

No prior years delinquent taxes found.

There is an active junior mortgage in the amount of $xx in favor of xx and it was recorded on xx/XX/2005.	Review of updated payment history as of xx/XX/2021, the loan is currently in delinquency for 45 months and the next due date is xx/XX/2018. The last payment xx was received in the amount of $431.97 on xx/XX/2021 for the due date of xx/XX/2018. The UPB as of the date is in the amount of $xx.	xx:The loan is currently in bankruptcy.
The loan was modified on xx/XX/2014.
Review of updated payment history as of xx/XX/2021, the loan is currently in delinquency for 45 months and the next due date is xx/XX/2018. The last payment xx was received in the amount of $431.97 on xx/XX/2021 for the due date of xx/XX/2018. The UPB as of the date is in the amount of $xx.

According to PACER, the debtor xx had file bankruptcy under chapter-13 on xx/XX/2019 with case# xx and the plan was confirmed on xx/XX/2021. The schedule-D in voluntary petition shows that the unsecured amount is $0.00 out of secured claim in the amount of $ and the value of collateral is $ 209,839.22. The POC was filed on xx/XX/2019 with the amount of claim of $xx and amount of arrearage of $xx.

The foreclosure proceedings were initiated on the loan by referring it to an attorney in 2016. The foreclosure was put on hold due active bankruptcy. Foreclosure sale date is unavailable. No more evidences are available in the latest 24 months servicing comments regarding further foreclosure proceedings.
No nay information has been found regarding damage or repairs. xx:The foreclosure proceedings were initiated on the loan by referring it to an attorney in 2016. The foreclosure was put on hold due active bankruptcy. Foreclosure sale date is unavailable. No more evidences are available in the latest 24 months servicing comments regarding further foreclosure proceedings. xx:xx filed Chapter-13 bankruptcy Case# xx on xx/XX/2019 and the plan was confirmed on xx/XX/2021. Voluntary petition filed on xx/XX/2019 shows amount of secured claim $xx and unsecured portion $0.00. POC was filed on xx/XX/2019 with the amount of claim of $xx and amount of arrearage of $xx.	The loan was modified on xx with the new principal balance of $xx. The borrower promises to pay the P&I of $431.97 with the new interest rate of 5.500% beginning from 12/XX/2014 and the new maturity date is 11/XX/2054.	Credit Report	Field: Borrower #x Last Name Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Borrower First Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: -xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Original Note Doc Date Loan Value: xx Tape Value: xx Variance: -x (Days) Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Missing credit report (Lvl 2) "Credit Report is missing from loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
28983936	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$0.00	$2,830.45	09/XX/2021	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,135.05	6.750%	360	xx	xx	Conventional	Fixed	Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	688	Not Applicable	First	Short Form Policy	Not Applicable	Not Applicable	04/XX/2017	$179,192.05	Not Applicable	3.500%	$694.17	04/XX/2017	Financial Hardship	The review of the updated title report dated xx/XX/2022 shows that the subject mortgage was originated on xx/XX/2006 and was recorded on xx/XX/2006 in the amount of $xx in favor of “xx”

The assignment chain is completed as the current assignee is xx There is credit card judgment found against the subject property in the favor of “xx” in the amount of $0.00 which was recorded on xx/XX/2021. Amount of judgment is not mentioned.

The 1st and 2nd instalments of combined taxes for the year of 2021 have been paid in the amount of $4,727.40 on xx/XX/2021 and xx/XX/2021.

Annual utilities charges of the year 2021 are delinquent in the amount of $265.93 till good through on xx/XX/2022.	According to the payment history as of dated xx/XX/2021 the borrower is delinquent with the loan for 34 months and the next due date for the regular payment was xx/XX/2019. The last payment was received on xx/XX/2021 in the amount of $880.43 xx, which was applied for the due date of xx/XX/2019. The monthly P&I is in the amount of $694.17with an interest rate of 3.500%. The current UPB is reflected in tape for the amount of $xx.	xx:The loan is currently in bankruptcy.
According to the payment history as of dated xx/XX/2021 the borrower is delinquent with the loan for 34 months and the next due date for the regular payment was xx/XX/2019. The last payment was received on xx/XX/2021 in the amount of $880.43 xx, which was applied for the due date of xx/XX/2019. The monthly P&I is in the amount of $694.17with an interest rate of 3.500%. The current UPB is reflected in tape for the amount of $xx.
According to the PACER, the debtor xx had filed the bankruptcy under chapter 13 with case#xx on xx/XX/2018 and plan was confirmed on xx/XX/2018. As per voluntary petition schedule D shows that the amount of claim without deducting the value of the collateral is $xx and the value of the collateral is $xx. Hence, the unsecured portion is $0.00. The POC was filed by the creditor xx on xx/XX/2018 for the secured claim amount of $xx and the amount of arrearage is $xx. The date of last filing bankruptcy is xx/XX/2022 and bankruptcy is still active. xx:The foreclosure was initiated in year 2017.However, as per servicing comment dated xx/XX/2021, the foreclosure has been placed on hold as borrower had filed the bankruptcy under 13 with case#xx on xx/XX/2018. The date of last filing bankruptcy is xx/XX/2022 and bankruptcy is still active. No more evidences are available in the latest 24 months servicing comments regarding further foreclosure proceedings. xx:According to the PACER, the debtor xx had filed the bankruptcy under chapter 13 with case#xx on xx/XX/2018 and plan was confirmed on xx/XX/2018. As per voluntary petition schedule D shows that the amount of claim without deducting the value of the collateral is $xx and the value of the collateral is $xx. Hence, the unsecured portion is $0.00. The POC was filed by the creditor xx on xx/XX/2018 for the secured claim amount of $xx and the amount of arrearage is $xx. The date of last filing bankruptcy is xx/XX/2022 and bankruptcy is still active.	This modification agreement was signed between the borrower "xx" and lender "xx" with an effective date of xx stated the new modified unpaid principal balance is $xx out of which $xx is interest bearing amount. The borrower had promised to pay the monthly P&I is $694.17 beginning from 04/XX/2017 and a new maturity date of 03/XX/2057 with modified interest rate 3.500%. There are no deferred balance and principal forgiven amount.	Field: Borrower #x First Name Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Borrower #x Last Name   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Borrower #x Middle Name   Loan Value: Not Applicable   Tape Value: R   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Borrower First Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Bankruptcy Post Petition Due Date   Loan Value: Not Applicable   Tape Value: x/XX/xxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance: x (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx  Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Purpose of Transaction per HUD-x Loan Value: Not Applicable Tape Value: Refinance Variance: Variance %: Comment: Tape Source: Initial Tape Type:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
55827786	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,336.90	12/XX/2021	zz	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$252.83	6.500%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Unavailable	Not Applicable	First	Final policy	Not Applicable	Not Applicable	05/XX/2015	$38,280.84	Not Applicable	6.500%	$224.12	06/XX/2015	Financial Hardship	According to updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2007 with the lender MERS as nominee for xx. in the amount of $xx which was recorded on xx/XX/2007.
The chain of assignment has been completed. Currently, the mortgage is with xx.
There is one junior mortgage against the subject property originated on xx/XX/2014 with the lender xx in the amount of $xx which was recorded on xx/XX/2015.
2nd installment county taxes of the year 2021 are due in the amount of $668.45 which was due on xx/XX/2022.	As per the review of payment history as of xx/XX/2021, the borrower is currently delinquent for 4 months and next due date is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $348.25 which was applied for the due date of xx/XX/2021. The current P&I is $224.14 and PITI is $348.25. The UPB is $xx.	xx:The loan is currently in bankruptcy. As per the review of payment history as of xx/XX/2021, the borrower is currently delinquent for 4 months and next due date is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $348.25 which was applied for the due date of xx/XX/2021. The current P&I is $224.14 and PITI is $348.25. The UPB is $xx.
The reason for default is unable to be determined.
As per foreclosure documents attached with the updated report pg#28, the complaint was filed on xx/XX/2018 under the case#xx.As per comment dated xx/XX/2020, the re-projected step judgment entered to xx/XX/2020. As per comment dated xx/XX/2020, the foreclosure dismissal xxed due to active bankruptcy.
The borrower xx Mason had filed bankruptcy under chapter-13 with the case#xx on xx/XX/2018. The plan was confirmed on xx/XX/2018. The date of last filing is xx/XX/2022. The POC was filed by U.S. xx Association on xx/XX/2018 with the secured claim amount of xx and the arrearage is xx. As per chapter-13 plan dated xx/XX/2018, the debtor shall pay the trustee $860.00 per month.
No damages were reported.
As per comment dated xx/XX/2021, the subject property is owner-occupied. xx:As per foreclosure documents attached with the updated report pg#xx, the complaint was filed on xx/XX/2018 under the case#2018-CV-xx.As per comment dated xx/XX/2020, the re-projected step judgment entered to xx/XX/2020. As per comment dated xx/XX/2020, the foreclosure dismissal xxed due to active bankruptcy. xx:The borrower xx had filed bankruptcy under chapter-13 with the case#xx on xx/XX/2018. The plan was confirmed on xx/XX/2018. The date of last filing is xx/XX/2022. The POC was filed by xx on xx/XX/2018 with the secured claim amount of xx and the arrearage is $xx. As per chapter-13 plan dated xx/XX/2018, the debtor shall pay the trustee $860.00 per month.	The modification agreement was made between the borrower xxs and lender xx on xx.The new modified principal balance is $xx. The borrower promises to pay the P&I in the amount of $224.12 with interest rate of 6.500% beginning from 06/XX/2015 till the maturity date of 05/XX/2055. There is no deferred and forgiven amount.

Credit Report	Field: Current Legal Status Loan Value: Bankruptcy-Delinquent Tape Value: Bankruptcy |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Original Note Doc Date Loan Value: xx Tape Value: xx Variance: x (Days) Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Missing credit report (Lvl 2) "Credit Report is missing from loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
17256349	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$5,701.06	12/XX/2021	Unavailable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$2,635.72	6.500%	360	xx	xx	Conventional	Fixed	Not Applicable	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Primary	Not Applicable	Not Applicable	691	Not Applicable	First	Final policy	Not Applicable	Not Applicable	02/XX/2018	$412,646.87	$71,695.36	2.000%	$1,249.60	02/XX/2018	Financial Hardship	The review of the updated title report dated xx/XX/2022 shows that the subject mortgage was originated on xx/XX/2007 and was recorded on xx/XX/2007 in the amount of $xx in favor of “xx.”.
The assignment chain is complete; the current assignee is xx.
There is IRS lien found against the subject property in the favor of “xx” in the amount of $1,300.00 which was recorded on xx/XX/2013.
There are 2 state tax liens found against the subject property in the favor of “xx” in the total amount of $xx which were recorded on xx/XX/2014 & xx/XX/2016.
There are 4 child support liens found against the subject property in the total amount of $0.00 filed by different plaintiffs & recorded on different dates.
There is hospital lien found against the subject property in the favor of “xx” in the amount of $0.00 which was recorded on xx/XX/2019.
There are 2 civil  judgments found against the subject property in favor of “xx.” in the total amount of $2,022.42 recorded on xx/XX/2019 & in favor of " xx” in the total amount of $7,311.09 recorded on xx/XX/2021.
The 1st installment county taxes for the year of 2021 have been paid in the amount of $2,850.53 on xx/XX/2021.
The 2nd installment county taxes for the year of 2021 have been due in the amount of $2,850.53 on xx/XX/2022.
No prior year’s delinquent taxes have been found.	According to the payment history as of dated xx/XX/2021 the borrower is delinquent with the loan for 11 months and the next due date for the regular payment was xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $1,869.72 xx which was applied for the due date of xx/XX/2020. The monthly P&I is in the amount of $1,249.60 with an interest rate of 2.00%. The current UPB is reflected in tape for the amount of $xx.	xx:The loan is currently delinquent and in foreclosure.
According to the payment history as of dated xx/XX/2021 the borrower is delinquent with the loan for 11 months and the next due date for the regular payment was xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $1,869.72 xx which was applied for the due date of xx/XX/2020. The monthly P&I is in the amount of $1,249.60 with an interest rate of 2.00%. The current UPB is reflected in tape for the amount of $xx.
The borrower had filed the bankruptcy under chapter 13 with case#xx on xx/XX/2020. The date of last filing bankruptcy is xx/XX/2022 and bankruptcy is still active.
The foreclosure was initiated in year 2019 with the loan and was referred to attorney on xx/XX/2019. However, as per servicing comment dated xx/XX/2020, the foreclosure has been placed on hold as borrower had filed the bankruptcy under chapter 13 on xx/XX/2020. The date of last filing bankruptcy is xx/XX/2022 and bankruptcy is still active. No more evidences are available in the latest 24 months servicing comments regarding further foreclosure proceedings.
As per servicing comment unable to determine the reason for default.
Borrower’s willingness and ability to pay is poor.
No information has been found regarding the forbearance plan.
The step modification agreement was signed between the borrower and lender with an effective date of xx/XX/2018 stated the new modified unpaid principal balance is $xx out of which $xx is interest bearing amount and deferred amount is $xx. The borrower promises to make a monthly payment of $1,249.60 with an interest rate of 2.00% beginning from xx/XX/2018, which will get changed in 3 steps till the maturity date of xx/XX/2058. The rate will change in 3 steps which end with 3.96%. There is no principal forgiven amount.
No evidence has been found regarding litigation and contested matter.
No information has been found related damage or repairs.
The occupancy of the subject property is unable to be determined.
No comments have been found stating the borrower’s income was impacted by Covid-19. xx:According to servicing comments dated xx/XX/2019, the foreclosure was initiated in year 2019 with the loan and was referred to attorney on xx/XX/2019. However, as per servicing comment dated xx/XX/2020, the foreclosure has been placed on hold as borrower had filed the bankruptcy under chapter 13 on xx/XX/2020. The date of last filing bankruptcy is xx/XX/2022 and bankruptcy is still active. No more evidences are available in the latest 24 months servicing comments regarding further foreclosure proceedings. xx:According to the PACER, the borrower xx had filed the bankruptcy under chapter 13 with case#xx on xx/XX/2020. As per xx schedule D xx shows that the amount of claim without deducting the value of the collateral is $xx and the value of the collateral is $xx Hence, the unsecured portion is $0.00. The POC xx was filed by the creditor xx on xx/XX/2020 for the secured claim amount of $xx and the amount of arrearage is $xx. As per the approved chapter 13 xx plan was filed on xx/XX/2020 and confirmed on xx/XX/2021. The borrower shall pay monthly mortgage payment in the amount of $183.33 per month for 60 months to the trustee under the chapter 13 plan. The date of last filing bankruptcy is xx/XX/2022 and bankruptcy is still active.	The step modification agreement was signed between the borrower "xx" and lender "xx" with an effective date of xx stated the new modified unpaid principal balance is $xx out of which $xx is interest bearing amount and deferred amount is $xx. The borrower promises to make a monthly payment of $1,249.60 with an interest rate of 2.00% beginning from 02/XX/2018, which will get changed in 3 steps till the maturity date of 01/XX/2058. The rate will change in 3 steps which end with 3.96%. There is no principal forgiven amount.	Field: Balloon Indicator Loan Value: No Tape Value: Yes |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Bankruptcy Motion Filed Date   Loan Value: Not Applicable   Tape Value: xx/XX/xxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Borrower #x Middle Name   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Collections, >= xxx Days   Tape Value: Bankruptcy   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: xx   Tape Value: xx   Variance: $xxx.xx   Variance %: x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Purpose of Transaction per HUD-x Loan Value: Not Applicable Tape Value: Refinance Variance: Variance %: Comment: Tape Source: Initial Tape Type:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
8435238	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$8,557.48	11/XX/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,991.78	5.625%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	xx	Primary	Not Applicable	Not Applicable	764	Not Applicable	First	Short Form Policy	Not Applicable	Not Applicable	08/XX/2018	$527,241.81	Not Applicable	2.500%	$1,738.73	09/XX/2018	Financial Hardship	As per the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2007 and recorded on xx/XX/2007, in the amount of $xx, with MERS as nominee for xx., with Instrument#xx|Book/Page#xx/016.

The chain of assignment has been completed. Currently, the assignment is with xx, not in its individual capacity, but solely as trustee for the xx.

No active judgments or liens have been found against the borrower.

2nd installment combined taxes of 2022 are due on xx/XX/2022 in the amount of $2,324.00.	According to the payment history as of xx/XX/2021, the borrower is currently delinquent for 19 months. The last payment was received on xx/XX/2021, which was applied for the due date of xx/XX/2020 and the next due date for payment is xx/XX/2020. The P&I is in the amount of $1,738.73 and PITI is in the amount of $2,384.98. The UPB reflected as per the payment history is in the amount of $xx.	xx:As per the comment history, the loan is in bankruptcy.
According to the payment history as of xx/XX/2021, the borrower is currently delinquent for 19 months. The last payment was received on xx/XX/2021, which was applied for the due date of xx/XX/2020 and the next due date for payment is xx/XX/2020. The P&I is in the amount of $1,738.73 and PITI is in the amount of $2,384.98. The UPB reflected as per the payment history is in the amount of $xx.
As per the comment dated xx/XX/2021, the reason for default is curtailment of income.
No evidence has been found regarding damage or repairs in the latest servicing comments. xx:xx:The borrower had filed bankruptcy under Chapter-13 with the Case#xx on xx/XX/2017. The POC was filed on xx/XX/2017 and amendment POC was filed on xx/XX/2018, with the claim amount of $xx and the arrearage amount is $0. xx 13 plan was confirmed on xx/XX/2020. The schedule D of xx shows that the amount of claim without deducting the value of the collateral is $xx and the value of the collateral is $xx. Therefore, the unsecured portion is $xx.	The loan modification agreement was made between borrower and servicer on 8/XX/2018 with the new modified unpaid principal balance $xx. The interest bearing amount was $xx with step rate starting interest rate was 2.500% and the modified P&I was $1,738.73 beginning on 9/XX/2018. The step rate was in 4 steps ending at rate 5.625% and P&I will be $2,630.17 applicable from 9/XX/2025 to maturity date 8/XX/2058. There are no deferred balance and principal forgiven amount.	Field: Current Legal Status Loan Value: Bankruptcy-Delinquent Tape Value: Bankruptcy |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
26756794	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$6,276.77	11/XX/2021	zz	No	Moratorium	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,129.37	5.590%	360	xx	xx	FHA	Fixed	Purchase	Unavailable	Unavailable	Unavailable	xx	xx	Not Applicable	Not Applicable	Unavailable	Unavailable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	02/XX/2014	$189,714.55	Not Applicable	4.625%	$975.40	09/XX/2014	Financial Hardship	Review of updated title report dated xx/XX/2022 shows that the subject mortgage was originated on xx/XX/2006 and recorded on xx/XX/2006 for the amount $xx held by xx.

The chain of assignment is complete. The last assignment is with “xx”.

There is one junior mortgage active against the property in the amount of $xx held by “xx” and recorded on xx/XX/2014.

There is one junior IRS lien in the amount of $xx held by “xx” and recorded on xx/XX/2015. However, the lien was recorded against “xx” which is not a subject borrower.

There is one junior judgment in the amount of $5,644.51 held by “xx” and recorded on xx/XX/2016. However, the judgment was recorded against “xx” which is not a subject borrower.

No delinquent taxes have been found for the prior year.	Review of payment history as of xx/XX/2021 shows that the borrower is 5 months delinquent with the loan. The next due date is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $975.40 with interest rate 4.625 % which was applied for the due date xx/XX/2021. The current UPB as of the date is $xx.	xx:The current status of the loan is foreclosure.
Review of payment history as of xx/XX/2021 shows that the borrower is 5 months delinquent with the loan. The next due date is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $975.40 with interest rate 4.625 % which was applied for the due date xx/XX/2021. The current UPB as of the date is $xx.
No RFD has been found in collection comments.
The foreclosure was initiated in the subject loan. As per UT “pg#32”, the complaint was filed on xx/XX/2016. The foreclosure was placed on hold due to borrower had filed bankruptcy on xx/XX/2016. However, the bankruptcy case was discharged on xx/XX/2022. As per comment dated xx/XX/2021, the foreclosure was put on hold due to moratorium.
As per collection comment dated xx/XX/2020, the property inspection completed for extra grass and window repair. No further comments have been found regarding damage/repairs. The recent property inspection report dated 2/xx located at “xx” shows the exterior property condition is good and no damages have been reported for this property. xx:The foreclosure was initiated in the subject loan. As per UT “pg#32”, the complaint was filed on xx/XX/2016. The foreclosure was placed on hold due to borrower had filed bankruptcy on xx/XX/2016. However, the bankruptcy case was discharged on xx/XX/2022. As per comment dated xx/XX/2021, the foreclosure was put on hold due to moratorium. xx:As per the PACER records, the debtor xx had filed bankruptcy under chapter 13 with the case# xx on xx/XX/2016. The POC was filed on xx/XX/2016 with the POC claim amount $xx and the arrearage amount is $xx. The schedule D in voluntary petition shows the secured claim in the amount of $xx and the value of collateral which supports the claim of$xx. So, the unsecured amount is $xx. The plan was confirmed on xx/XX/2016. However, the bankruptcy case was discharged on xx/XX/2022 and the date of last filing is xx/XX/2022.	The modification agreement was made on the effective date 2/XX/2014 and the new principal balance is $xx. The borrower has promised to pay the P&I of $975.40 with the fixed interest rate 4.625 % that began from the first payment date 9/XX/2014 till the maturity date of 8/XX/2044. No forgiven and deferred has been noted in the modification agreement.	Credit Report	Field: Borrower #x Middle Name Loan Value: Not Applicable Tape Value: - |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Foreclosure   Tape Value: Bankruptcy   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Doc Date of Last Modification Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx Variance: -xxx (Days) Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Missing credit report (Lvl 2) "Credit Report is missing from loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
23996718	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$4,467.96	10/XX/2021	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,548.22	5.750%	360	xx	xx	Conventional	Fixed	Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Unavailable	Unavailable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	10/XX/2016	$279,424.04	Not Applicable	2.000%	$1,111.66	10/XX/2016	Financial Hardship	According to updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2005 with the lender MERS as nominee for xx
LendingTree Loans in the amount of $xx which was recorded on xx/XX/2005.
The chain of assignment has been completed. Currently, the mortgage is with xx.
There are two state tax liens against the borrower in the favor of xx Collector total for the amount of $8,070.79 which was recorded on xx/XX/2020.
2nd installment county taxes of the year 2021/2022 are due in the amount of $2233.98 which was due on xx/XX/2022.	As per the review of payment history as of xx/XX/2021, the borrower is currently delinquent for 32 months and next due date is xx/XX/2019. The last payment was received on xx/XX/2021 in the amount of $1548.14 which was applied for the due date of xx/XX/2019. The current P&I is $1111.66 and PITI is $1548.14. The UPB is $xx.	xx:
The loan is currently in bankruptcy. As per the review of payment history as of xx/XX/2021, the borrower is currently delinquent for 32 months and next due date is xx/XX/2019. The last payment was received on xx/XX/2021 in the amount of $1548.14 which was applied for the due date of xx/XX/2019. The current P&I is $1111.66 and PITI is $1548.14. The UPB is $xx.
The loan was modified on xx/XX/2016.
The reason for default is unable to be determined.
As per Notice of trustee’s sale attached with the updated title report pg#64, the sale has been scheduled for xx/XX/2019. As per comment dated xx/XX/2020, the sale has been scheduled xx/XX/2020. However, the sale was postponed due to active bankruptcy. The borrower xx had filed the bankruptcy under chapter 13 with the case#xx on xx/XX/2019.
No damages were reported.
As per comment dated xx/XX/2021, the subject property is owner-occupied. xx:As per Notice of trustee’s sale attached with the updated title report pg#64, the sale has been scheduled for xx/XX/2019. As per comment dated xx/XX/2020, the sale has been scheduled xx/XX/2020. However, the sale was postponed due to active bankruptcy. The borrower xx had filed the bankruptcy under chapter 13 with the case#xx on xx/XX/2019. xx:According to the PACER, the borrower xx had filed the bankruptcy under chapter 13 with the case#xx on xx/XX/2019. The plan was confirmed on xx/XX/2020. The date of last filing is xx/XX/2021. The POC was filed by the creditor U.S. xx Association on xx/XX/2019 with the secured claim amount of $xx and the arrearage is $xx.As per amended chapter-13 plan dated xx/XX/2020, the debtor shall pay the trustee $900.00 per month for 39 months and $1250.00 per month for 40 to 60 months.	This modification agreement was signed between the borrower "xx" and lender "xx" with an effective date of xx. The new modified UPB is $xx. The borrower promises to pay the P&I $1111.66 with an step interest rate of 2.00% to 3.500% beginning from 10/XX/2016 till the maturity date of 11/XX/2043. There is no deferred and forgiven amount.	Credit Report	Field: Current Legal Status Loan Value: Bankruptcy-Delinquent Tape Value: Bankruptcy |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Loan Amortization Type Loan Value: Step Tape Value: Fixed Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Missing credit report (Lvl 2) "Credit Report is missing from loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
80991370	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,602.20	10/XX/2021	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,065.75	9.907%	360	xx	xx	Conventional	Fixed	Cash Out	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Unavailable	Not Applicable	First	Final policy	Not Applicable	Not Applicable	09/XX/2015	$184,631.09	Not Applicable	2.000%	$763.12	10/XX/2015	Financial Hardship	As per the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2007 and recorded on xx/XX/2007, in the amount of $xx, with MERS as nominee for xx
The chain of assignment has been completed. Currently, the assignment is with xx, not in its individual capacity, but solely as trustee for the xx.

No active judgments or liens have been found against the borrower.

Annual county taxes of 2021 have been paid on xx/XX/2021 in the amount of $510.10.	According to the payment history as of xx/XX/2021, the borrower is currently delinquent for 19 months. The last payment was received on xx/XX/2021, which was applied for the due date of xx/XX/2020 and the next due date for payment is xx/XX/2020. The P&I is in the amount of $763.12 and PITI is in the amount of $1,106.81. The UPB reflected as per the payment history is in the amount of $xx.	xx:As per the comment history, the loan is in bankruptcy.
According to the payment history as of xx/XX/2021, the borrower is currently delinquent for 19 months. The last payment was received on xx/XX/2021, which was applied for the due date of xx/XX/2020 and the next due date for payment is xx/XX/2020. The P&I is in the amount of $763.12 and PITI is in the amount of $1,106.81. The UPB reflected as per the payment history is in the amount of $xx.
As per the modify chapter 13 plan xx which was filed on xx/XX/2020, the borrower’s income has been reduce by covid-19.
No evidence has been found regarding damage or repairs in the latest servicing comments. xx:As per the comment history, the foreclosure was initiated but further details are unable to be determined. However, the foreclosure was put on hold due to borrower had filed bankruptcy on xx/XX/2018 under chapter 13. xx:The borrower had filed bankruptcy under Chapter-13 with the Case#xx on xx/XX/2018. The POC was filed on xx/XX/2018, with the claim amount of $xx and the arrearage amount is $xx. The schedule D of xx shows that the amount of claim without deducting the value of the collateral is $xx and the value of the collateral is $xx. Therefore, the unsecured portion is $xx.	The loan modification agreement was made between borrower and servicer on xx with the new modified unpaid principal balance $xx. The interest bearing amount was $xx with step rate starting interest rate was 2. 00% and the modified P&I was $763.12 beginning on 10/XX/2015. The step rate was in 3 steps ending at rate 3.750% and P&I will be $897.03 applicable from 10/XX/2021 to maturity date 7/XX/2041. There are no deferred balance and principal forgiven amount.	Credit Report	Field: Current Legal Status Loan Value: Bankruptcy-Delinquent Tape Value: Bankruptcy |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: x/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: -xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Missing credit report (Lvl 2) "Credit Report is missing from loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
53235770	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,985.87	12/XX/2021	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,142.33	5.500%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Unavailable	Not Applicable	xx	xx	Not Applicable	Not Applicable	Not Applicable	xx	Primary	Not Applicable	Not Applicable	651	Not Applicable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of updated title report dated xx/XX/2022, subject mortgage was originated on xx/XX/2009 with the lender “xx" in the amount of $xx which is recorded on xx/XX/2009.
The chain of assignment is complete as the current assignment is with “xx” Annual property taxes of year 2020-21 are paid in the amount $2,985.87.
One active Jr. Judgment by lender “xx” on subject borrower in the amount of $4,369.26 which is recorded on xx/XX/2013. Second active Judgment by plaintiff “xx” on subject borrower in the amount of $2,117.06 which is recorded on xx/XX/2015. Third active Judgment by plaintiff “xx” On subject borrower in the amount of $8,549.85 which is recorded on xx/XX/2016.	Review of payment history as of dated xx/XX/2021, the borrower is delinquent from 20 months with the loan. The next due date is xx/XX/2020 and the last payment was received on xx/XX/2021 in the amount $1,469.26 with the interest rate of 5.500% and P&I of $1,142.33, which was applied for the due date of xx/XX/2020. The UPB reflected in the payment history is $xx.	xx:Available servicing comments from xx/XX/2019 to xx/XX/2021, the loan is in bankruptcy.
Review of payment history as of dated xx/XX/2021, the borrower is delinquent from 20 months with the loan. The next due date is xx/XX/2020 and the last payment was received on xx/XX/2021 in the amount $1,469.26 with the interest rate of 5.500% and P&I of $1,142.33, which was applied for the due date of xx/XX/2020. The UPB reflected in the payment history is $xx.
Foreclosure was initiated and referred to attorney on xx/XX/2018 document located at xx. Foreclosure sale was scheduled on xx/XX/2018 located at xx. However, foreclosure was put on hold due to bankruptcy filed by borrower on xx/XX/2018. No further details have been found regarding current status of foreclosure.
According to the PACER, the debtor has filed bankruptcy under chapter 13 with the case# xx on xx/XX/2018. According to the scheduled D which was filed on xx/XX/2018, the value of subject property is $xx and amount of claim is $xx. Hence, the unsecured amount is $xx. The creditor has filed POC on xx/XX/2018 with the secured claim amount of $xx and arrears of $xx.
The plan was confirmed on xx/XX/2019. According to the chapter 13 plan, the debtor will pay $1,389.00 per month for 60 months. The case is still active.
No pertaining damages found against the subject property. xx:Foreclosure was initiated and referred to attorney on xx/XX/2018 document located at xx. Foreclosure sale was scheduled on xx/XX/2018 located at xx. However, foreclosure was put on hold due to bankruptcy filed by borrower on xx/XX/2018. No further details have been found regarding current status of foreclosure. xx:According to the PACER, the debtor has filed bankruptcy under chapter 13 with the case# xx on xx/XX/2018. According to the scheduled D which was filed on xx/XX/2018, the value of subject property is $xx and amount of claim is $xx. Hence, the unsecured amount is $xx. The creditor has filed POC on xx/XX/2018 with the secured claim amount of $xx and arrears of $xx.
The plan was confirmed on xx/XX/2019. According to the chapter 13 plan, the debtor will pay $1,389.00 per month for 60 months. The case is still active.Last filed on 03 /XX/2022.	Not Applicable	Field: Currently in Foreclosure? Loan Value: Yes Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
																																																																																				Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
97015552	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	$0.00	$1,455.06	10/XX/2021	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,016.58	10.024%	360	xx	xx	Conventional	Fixed	Cash Out	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Unavailable	Not Applicable	First	Short Form Policy	Not Applicable	Not Applicable	09/XX/2018	$155,988.07	Not Applicable	7.500%	$1,155.38	09/XX/2018	Financial Hardship	Review of updated title report dated xx/XX/2022 shows the subject mortgage was originated on xx/XX/2011 with MERS as nominee for xx and was recorded on xx/XX/2003 with Instrument# Book#/Page# xx in the amount of $xx.
There is one mechanic lien found against the borrower/Subject property which was recorded on xx/XX/2019 in the favor of xx in the amount of $6,783.35.

There is one Water/Sewer lien found against the borrower/Subject property which was recorded on xx/XX/2001 in the favor of xx in the amount of $113.56.

There is second Water/Sewer lien found against the borrower/Subject property which was recorded on xx/XX/1999 in the favor of xx in the amount of $77.23.
1st installment of county taxes for 2021 have been paid in full in the amount of $727.53 on xx/XX/2021.
2nd installment of county taxes for 2021 is due in the amount of 727.53 on xx/XX/2022.	As per the review of payment history as of date xx/XX/2021 the borrower is currently delinquent for 09 months and next due date xx/XX/2021. The last payment was received date is xx/XX/2021 in the amount of $3,131.66 for the due date of xx/XX/2021. The current P&I $1,155.38 and PITI $1,565.83. The UPB is $xx available in the provided payment history excel.	xx:As per the review of payment history as of date xx/XX/2021 the borrower is currently delinquent for 09 months and next due date xx/XX/2021. The last payment received date & amount is unavailable. The current P&I $1,155.38 and PITI $1,565.83. The UPB is $xx available in the provided payment history excel.
As per collection comment dated xx/XX/2020 the foreclosure was initiated on the loan and was referred to attorney on xx/XX/2020. As per comment dated xx/XX/2020 the foreclosure sale was scheduled for xx/XX/2020. But, the foreclosure process was put on hold due to bankruptcy filed by the borrower on xx/XX/2020.
According to PACER, the debtor xx had filed bankruptcy under chapter 13 with case#xx. The plan was confirmed on xx/XX/2020.The POC was filed on xx/XX/2020 in the claim amount of $xx with arrearage in the amount of $xx. xx-D in Voluntary petition shows that the unsecured amount $0.00 out of secured claim in the amount of $xx and the value of collateral is $xx. xx:As per collection comment dated xx/XX/2020 the foreclosure was initiated on the loan and was referred to attorney on xx/XX/2020. As per comment dated xx/XX/2020 the foreclosure sale was scheduled for xx/XX/2020. But, the foreclosure process was put on hold due to bankruptcy filed by the borrower on xx/XX/2020. xx:According to PACER, the debtor xx had filed bankruptcy under chapter 13 with case#xx. The plan was confirmed on xx/XX/2020.The POC was filed on xx/XX/2020 in the claim amount of $xx with arrearage in the amount of $xx. xx-D in Voluntary petition shows that the unsecured amount $0.00 out of secured claim in the amount of $xx and the value of collateral is $xx.	The modification agreement was made between the borrower xx and the xx on xx. The new modified principal balance is $xx. The borrower promises to pay the P&I in the amount of $1,155.38, with an interest rate of 7.500% for the period of 298 months.	Credit Report	Field: Borrower #x Middle Name Loan Value: Not Applicable Tape Value: - |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Bankruptcy-Delinquent   Tape Value: Bankruptcy   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $x.xx   Variance %: x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Original Note Doc Date Loan Value: xx Tape Value: xx Variance: -x (Days) Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Missing credit report (Lvl 2) "Credit Report is missing from loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
75702309	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,323.53	12/XX/2021	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,575.30	8.875%	480	xx	xx	Conventional	Fixed	Cash Out	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	591	Not Applicable	First	Final policy	Not Applicable	Not Applicable	11/XX/2014	$249,807.45	$41,657.45	4.750%	$969.47	11/XX/2014	Financial Hardship	The review of the updated title report dated xx/XX/2022 shows that the subject mortgage was originated on xx/XX/2007 and it was recorded on xx/XX/2007 in the amount of $xx in favor of MERS as nominee for “xx”.

The chain of assignment is completed as the subject mortgage is assigned to the lender “xx, Not in its individual capacity bur solely as trustee for xx”.

There is an active state tax lien available against the borrower in favor of “xx" and it was recorded on xx/XX/2016. However, amount is not available on lien document.

There is prior state tax lien available against the borrower in favor of “xx" and it was recorded on xx/XX/2004. However, amount is not available on lien document.

The 1st installment of combined county taxes has been paid in the amount of $ 1161.79 on xx/XX/2021 for the year 2021.
The 2ndt installment of combined county taxes has been due in the amount of $ 1161.74 for the year 2021.	Review of updated payment history as of xx/XX/2021, the loan is currently delinquent for 3 months. The last regular payment xx was made on xx/XX/2021 in the amount of $969.47 for the due date of xx/XX/2021. The UPB as of the date is in the amount $xx.	xx:The loan is in bankruptcy. As per review of updated payment history as of xx/XX/2021, the loan is currently delinquent for 3 months. The last regular payment xx was made on xx/XX/2021 in the amount of $969.47 for the due date of xx/XX/2021. The UPB as of the date is in the amount $xx.

As per comment dated xx/XX/2020 loan was in foreclosure. Later, it was put on hold due to bankruptcy and covid moratorium. No more evidences are available in the latest 24 months servicing comments regarding further foreclosure proceedings.

The debtor xx had filed bankruptcy under chapter-13 on xx/XX/2018 with the case# xx and plan was confirmed on xx/XX/2018. The POC was filed on xx/XX/2018 with the secured claim of $xx with an arrearage of $xx. xx:As per comment dated xx/XX/2020 loan was in foreclosure. Later, it was put on hold due to bankruptcy and covid moratorium. No more evidences are available in the latest 24 months servicing comments regarding further foreclosure proceedings. xx:The debtor xx had filed bankruptcy under chapter-13 on xx/XX/2018 with the case# xx and plan was confirmed on xx/XX/2018. The POC was filed on xx/XX/2018 with the secured claim of $xx with an arrearage of $xx.	The loan was modified on xx with new principal balance of $xx in addition amount of $xx has been deferred and eligible for forgiveness. The new interest bearing principal amount is in the amount of $xx. The borrower promises to pay the new P&I in the amount of $969.47 with the new fixed interest rate of 4.750% beginning from 11/XX/2014 to the maturity date of 10/XX/2054.	Field: Current Legal Status Loan Value: Bankruptcy-Delinquent Tape Value: Bankruptcy |---| |----| Comment: Current legal status is Bankruptcy delinquent. Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Currently in foreclosure is Yes.   Tape Source: Initial   Tape Type:
																																																																																				Field: Deferred Balance Amount Loan Value: $xxxxx.xx Tape Value: xx Variance: xx Variance %: xx.xxxxx% Comment: Deferred balance amount is $xx. Tape Source: Initial Tape Type:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
3269052	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$4,214.69	12/XX/2021	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,515.13	6.750%	360	xx	xx	Conventional	ARM	Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	641	Not Applicable	First	Final policy	Not Applicable	Not Applicable	06/XX/2015	$206,606.48	Not Applicable	4.250%	$895.89	07/XX/2015	Financial Hardship	As per the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2006 and it was recorded on xx/XX/2006 in the amount of $xx with the xx as nominee for xx. The chain of assignment has been completed as the mortgage is currently assigned to xx.
No active judgments or liens have been found against the borrower or subject property.
The annual combined taxes for 2021 have been paid in the amount of $4214.69.
No prior year’s delinquent taxes have been found.	As of xx/XX/2021 the loan is in delinquency for 40 months. The last payment was received on xx/XX/2021 in the amount of $1,542.40 for the due date of xx/XX/2018. The next due date is xx/XX/2018. The current P&I is $895.89 and rate of interest is 4.250%. The current UPB is $xx.	xx:As of xx/XX/2021 the loan is in delinquency for 40 months. The last payment was received on xx/XX/2021 in the amount of $1,542.40 for the due date of xx/XX/2018. The next due date is xx/XX/2018. The current P&I is $895.89 and rate of interest is 4.250%. The current UPB is $xx.

The loan modification agreement was made on xx/XX/2015. The new principal balance is $xx to be paid at the rate of interest of 4.25% and P&I of $895.89. The first payment had begun from xx/XX/2015 and new maturity is xx/XX/2055.

The borrower “xx Veau” had filed chapter 13 bankruptcy on xx/XX/2019 with the case#xx and the plan was confirmed on xx/XX/2021.The POC was filed by subject creditor on xx/XX/2019 with the secured claim amount of $xx and the arrears amount of $xx. As per order confirming plan dated xx/XX/2021 debtor shall pay pre-petition arrears through the plan. The plan was confirmed on xx/XX/2021. However, on xx/XX/2022 debtor filed amended chapter 13 plan xx in which debtor intends to surrender the subject property to the creditor “xx”. The last date of filing is xx/XX/2022 and the amended plan not yet confirmed. The UT report dated xx/XX/2022 shows current ownership in the name of borrower “xx”.

The available comment dated xx/XX/2021 states that FC was placed on hold due to active BK. The debtor had filed BK on xx/XX/2019. No more information has been found regarding foreclosure proceedings.
The subject property is owner occupied and no visible damages were reported. xx:The available comment dated xx/XX/2021 states that FC was placed on hold due to active BK. The debtor had filed BK on xx/XX/2019. No more information has been found regarding foreclosure proceedings. xx:The borrower “xx Veau” had filed chapter 13 bankruptcy on xx/XX/2019 with the case#xx and the plan was confirmed on xx/XX/2021.The POC was filed by subject creditor on xx/XX/2019 with the secured claim amount of $xx and the arrears amount of $xx. As per order confirming plan dated xx/XX/2021 debtor shall pay pre-petition arrears through the plan. The plan was confirmed on xx/XX/2021. However, on xx/XX/2022 debtor filed amended chapter 13 plan xx in which debtor intends to surrender the subject property to the creditor “xx Management”. The last date of filing is xx/XX/2022 and the amended plan not yet confirmed. The UT report dated xx/XX/2022 shows current ownership in the name of borrower “xx”.The date of last filed on xx/XX/2022.	The loan modification agreement was made on xx. The new principal balance is $xx to be paid at the rate of interest of 4.25% and P&I of $895.89. The first payment had begun from 07/XX/2015 and new maturity is 06/XX/2055.	Field: Bankruptcy Motion Filed Date Loan Value: Not Applicable Tape Value: x/XX/xxxx |---| |----| Comment: N/A Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Bankruptcy-Delinquent   Tape Value: Bankruptcy   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: FC is on BK hold.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -x (Days)   Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx  Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
																																																																																				Field: Purpose of Transaction per HUD-x Loan Value: Not Applicable Tape Value: Purchase Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
54568093	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,857.40	12/XX/2021	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,106.42	4.375%	360	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	755	765	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2022 shows that the subject mortgage was originated on xx/XX/2012 and was recorded on xx/XX/2012 with instrument# xx in the amount of $xx in favor of MERS as nominee for xx.

The chain of assignment has been completed. Currently, the assignment is with xx, not in its individual capacity, but solely as trustee for the xx which is recorded on xx/XX/2018.

No active judgments/liens have been found in the updated title report against the borrower/subject property.

Combined annual taxes of 2021 are paid off in the amount of $1,783.10 on xx/XX/2021.

No prior year delinquent taxes have been found in the updated title report.	Review of the payment history dated as of xx/XX/2021 reveals that borrower has been delinquent for 24 months. The last payment was received in the amount of $1,322.63 on xx/XX/2021 which was applied for the due date of xx/XX/2019. The next due date is xx/XX/2019. Current UPB as of date reflects in the provided payment history is in the amount of $xx and current interest rate as per payment history is 4.375%.	xx:Currently, the loan is in bankruptcy.

Review of the payment history dated as of xx/XX/2021 reveals that borrower has been delinquent for 24 months. The last payment was received in the amount of $1,322.63 on xx/XX/2021 which was applied for the due date of xx/XX/2019. The next due date is xx/XX/2019. Current UPB as of date reflects in the provided payment history is in the amount of $xx and current interest rate as per payment history is 4.375%.

The foreclosure proceedings were initiated on the loan by referring it to attorney. The foreclosure proceedings were placed on hold when the borrower has filed bankruptcy under chapter-13 on xx/XX/2019. No more evidences are available in the latest servicing comments regarding further foreclosure proceedings.

The debtor xx had filed bankruptcy under chapter-13 on xx/XX/2019 with the Case# xx and the plan was confirmed on xx/XX/2019. xx-D in voluntary petition shows that the unsecured amount is $xx out of secured claim in the amount of $xx and with collateral of $xx.
The POC was filed on xx/XX/2019 with the secured claim of $xx with an arrearage of $xx.
The loan is in active bankruptcy. xx:The foreclosure proceedings were initiated on the loan by referring it to attorney. The foreclosure proceedings were placed on hold when the borrower has filed bankruptcy under chapter-13 on xx/XX/2019. No more evidences are available in the latest servicing comments regarding further foreclosure proceedings. xx:The debtor xx had filed bankruptcy under chapter-13 on xx/XX/2019 with the Case# xx and the plan was confirmed on xx/XX/2019. xx-D in voluntary petition shows that the unsecured amount is $xx out of secured claim in the amount of $xx and with collateral of $xx.
The POC was filed on xx/XX/2019 with the secured claim of $xx with an arrearage of $xx.
The loan is in active bankruptcy.	Not Applicable	Field: Borrower #x Middle Name Loan Value: Not Applicable Tape Value: - |---| |----| Comment: Not Applicable. Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Yes.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance: -x (Days)   Variance %:    Comment: x/XX/xxxx.   Tape Source: Initial   Tape Type:
																																																																																				Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: xxxx Tape Source: Initial Tape Type:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
87588499	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$508.65	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$816.08	5.250%	360	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	642	Not Applicable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2022 shows that the subject mortgage was originated on xx/XX/2013 and it was recorded on xx/XX/2013 in the amount of $xx in favor of MERS as nominee for “xx”.

No active judgments/liens have been found in the updated title report against the borrower/subject property.

The annual village taxes for the year 2021 have been paid in the amount of $ 508.65 on xx/XX/2021.	Review of updated payment history as of xx/XX/2021, the loan is currently delinquent for 4 months. The last regular payment xx was made on xx/XX/2021 in the amount of $816.08 for the due date of xx/XX/2021. The UPB as of the date is in the amount $xx.	xx:The loan is in bankruptcy. As per review of updated payment history as of xx/XX/2021, the loan is currently delinquent for 4 months. The last regular payment xx was made on xx/XX/2021 in the amount of $816.08 for the due date of xx/XX/2021. The UPB as of the date is in the amount $xx.

As per comment date xx/XX/2020 the subject property is owner occupied .

The debtor xx had filed bankruptcy under chapter-13 with the case#xx on xx/XX/2018 and plan was confirmed on xx/XX/2018. The schedule D of voluntary petition shows that the amount of claim without deducting the value of the collateral is $xx and the value of the collateral is $xx. Therefore, the unsecured portion is $xx. The POC was filed on xx/XX/2018 with the secured claim of $xx with an arrearage of $xx. The case is still active. xx:xx:The debtor xx had filed bankruptcy under chapter-13 with the case#xx on xx/XX/2018 and plan was confirmed on xx/XX/2018. The schedule D of voluntary petition shows that the amount of claim without deducting the value of the collateral is $xx and the value of the collateral is $xx. Therefore, the unsecured portion is $xx. The POC was filed on xx/XX/2018 with the secured claim of $xx with an arrearage of $xx. The case is still active.	Not Applicable	Field: Current Legal Status Loan Value: Bankruptcy-Delinquent Tape Value: Bankruptcy |---| |----| Comment: Current legal status is bankruptcy. Tape Source: Initial Tape Type:
																																																																																				Field: Original Note Doc Date Loan Value: xx Tape Value: xx Variance: x (Days) Variance %: Comment: Original note doc date is xx. Tape Source: Initial Tape Type:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
50820993	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$7,797.92	11/XX/2021	Unavailable	No	Unavailable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,098.20	4.625%	360	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	449	Not Applicable	First	Short Form Policy	Not Applicable	Not Applicable	05/XX/2015	$217,704.37	Not Applicable	4.625%	$996.28	06/XX/2015	Financial Hardship	As per the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2013 and recorded on xx/XX/2013, in the amount of $xx, with MERS as nominee for xx., with Instrument#xx|Book/Page#xx.

The chain of assignment has been completed. Currently, the assignment is with xx, not in its individual capacity, but solely as trustee for the xx.

There is a certificate of tax sale for unpaid sewer lien xx against the subject property, which was sold to xx on xx/XX/2018 in the amount of $483.92 and recorded on xx/XX/2019. However, the as per the collector reports the tax certificate has been redeemed on xx/XX/2019. As per the UT alert note, the no release recorded.

There are 6 judgments against the borrower in the combined amount of $5,555.05 in the favor of different plaintiff and recorded on different dates between years of 2016 to 2021.

2nd installment combined taxes of 2022 are due on xx/XX/2022 in the amount of $1,949.48.	According to the payment history as of xx/XX/2021, the borrower is currently delinquent for 7 months. The last payment was received on xx/XX/2021, which was applied for the due date of xx/XX/2021 and the next due date for payment is xx/XX/2021. The P&I is in the amount of $996.28 and PITI is in the amount of $1,810.24. The UPB reflected as per the payment history is in the amount of $xx.	xx:As per the comment history, the loan is in bankruptcy.
According to the payment history as of xx/XX/2021, the borrower is currently delinquent for 7 months. The last payment was received on xx/XX/2021, which was applied for the due date of xx/XX/2021 and the next due date for payment is xx/XX/2021. The P&I is in the amount of $996.28 and PITI is in the amount of $1,810.24. The UPB reflected as per the payment history is in the amount of $xx.
As per the comment dated xx/XX/2021, the reason for default is curtailment of income.
As per the comment history, the foreclosure was initiated but further details are unable to be determined. However, the foreclosure was put on hold due to borrower had filed bankruptcy on xx/XX/2018 under chapter 13.
No evidence has been found regarding damage or repairs in the latest servicing comments. xx:As per the comment history, the foreclosure was initiated but further details are unable to be determined. However, the foreclosure was put on hold due to borrower had filed bankruptcy on xx/XX/2018 under chapter 13. xx:The borrower had filed bankruptcy under Chapter-13 with the Case#xx on xx/XX/2018. The POC was filed on xx/XX/2018, with the claim amount of $xx and the arrearage amount is $xx. xx 13 plan was confirmed on xx/XX/2018. The debtor shall pay to the trustee the sum of $849.00 for 58 months under Chapter 13. The schedule D of xx shows that the amount of claim without deducting the value of the collateral is $xx and the value of the collateral is $xx. Therefore, the unsecured portion is $0.00.The last date filed on xx/XX/2022.	According to the modification, the loan was modified on xx between the borrower and the lender. The new modified principal balance as per modification is in the amount of $xx with interest rate starting at 4.625 % and the borrower promises to pay P&I in the amount of $996.28 beginning from 6/XX/2015. The maturity date as per modification is 5/XX/2055. The interest-bearing amount is $xx. There are no deferred balance and principal forgiven amount.	Field: Bankruptcy Motion Filed Date Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx |---| xx (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Bankruptcy-Delinquent   Tape Value: Bankruptcy   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Original Note Doc Date Loan Value: xx Tape Value: xx Variance: x (Days) Variance %: Comment: Tape Source: Initial Tape Type:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
48431286	xx	xx	xx	xx	xx	xx	Not Applicable	Lori	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,053.07	12/XX/2021	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$928.11	7.514%	360	xx	xx	Conventional	Fixed	Cash Out	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Unavailable	Not Applicable	First	Final policy	Not Applicable	Not Applicable	08/XX/2015	$136,404.43	Not Applicable	6.000%	$740.61	10/XX/2018	Financial Hardship	As per the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2006 and recorded on xx/XX/2006, in the amount of $xx, with xx., with Instrument#xx|Book/Page#714/431. The chain of assignment has been completed. Currently, the assignment is with xx, not in its individual capacity, but solely as trustee for the xx. No active judgments or liens have been found against the borrower. 1st and 2nd installment county taxes of 2021 have been paid on xx/XX/2021 & xx/XX/2021 in the amount of $1,053.07.	According to the payment history as of xx/XX/2021, the borrower is currently delinquent for 21 months. The last payment was received on xx/XX/2021, which was applied for the due date of xx/XX/2020 and the next due date for payment is xx/XX/2020. The P&I is in the amount of $740.61 and PITI is in the amount of $992.66. The UPB reflected as per the payment history is in the amount of $xx.	xx:As per the comment history, the loan is in bankruptcy.
According to the payment history as of xx/XX/2021, the borrower is currently delinquent for 21 months. The last payment was received on xx/XX/2021, which was applied for the due date of xx/XX/2020 and the next due date for payment is xx/XX/2020. The P&I is in the amount of $740.61 and PITI is in the amount of $992.66. The UPB reflected as per the payment history is in the amount of $xx.
The reason for default is unable to be determined from the latest servicing comments.
No comment has been found stating that borrower’s income is impacted due to covid-19.
As per the comment dated xx/XX/2021, there are roof damages on the subject property. The comment dated xx/XX/2021 reflects that, the date of loss was xx/XX/2021 and estimated cost of damage amount is $1,810.44. No comments have been found stating the damages have been repaired. xx:As per the comment history and updated title report, the foreclosure was initiated but further details are unable to be determined. However, the foreclosure was put on hold due to borrower had filed bankruptcy on xx/XX/2019 under chapter 13. xx:The borrower had filed bankruptcy under Chapter-13 with the Case#xx on xx/XX/2019. The POC was filed on xx/XX/2019, with the claim amount of $xx and the arrearage amount is $xx. xx 13 plan was confirmed on xx/XX/2021. The schedule D of xx shows that the amount of claim without deducting the value of the collateral is $xx and the value of the collateral is $xx. Therefore, the unsecured portion is $xx.	The loan modification agreement was made between borrower and servicer on xx with the new modified unpaid principal balance $xx. The interest bearing amount is $xx with step rate starting interest rate of 3.00% and the modified P&I is $488.31 beginning on 10/XX/2015. The step rate was in 4 steps ending at rate 6.00% and P&I will be $740.61 applicable from 10/XX/2018 to maturity date 9/XX/2055. There are no deferred balance & principal forgiven amount.	Credit Report	Field: Balloon Indicator Loan Value: No Tape Value: Yes |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Borrower #x Last Name   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Borrower #x Middle Name   Loan Value: xx   Tape Value: -   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Bankruptcy-Delinquent   Tape Value: Bankruptcy   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: x/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: -xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $x.xx   Variance %: x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Missing credit report (Lvl 2) "Credit report is missing in loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$1,810.44	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
46885148	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,526.10	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,176.44	8.500%	360	xx	xx	Conventional	Fixed	Cash Out	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Unavailable	Not Applicable	First	Short Form Policy	Not Applicable	Not Applicable	11/XX/2008	$155,339.50	Not Applicable	5.000%	$848.56	11/XX/2008	Financial Hardship	The review of the updated title report dated xx/XX/2022 shows that the subject mortgage was originated on xx/XX/2007 and was recorded on xx/XX/2007 with book/page# xx in the amount of $xx in favor of MERS as nominee for xx.

No active judgments/liens have been found in the updated title report against the borrower/subject property.

Combined annual taxes of 2021 are paid off in the amount of $1,526.10 on xx/XX/2021.

No prior year delinquent taxes have been found in the updated title report.	Review of the payment history dated as of xx/XX/2022 reveals that borrower has been delinquent for 6 months. The last payment was received in the amount of $1,030.74 on xx/XX/2021 which was applied for the due date of xx/XX/2021. The next due date is xx/XX/2021. Current UPB as of date reflects in the provided payment history is in the amount of $xx and current interest rate as per payment history is 5.000%.	xx:Currently, the loan is in bankruptcy.
Review of the payment history dated as of xx/XX/2022 reveals that borrower has been delinquent for 6 months. The last payment was received in the amount of $1,030.74 on xx/XX/2021 which was applied for the due date of xx/XX/2021. The next due date is xx/XX/2021. Current UPB as of date reflects in the provided payment history is in the amount of $xx and current interest rate as per payment history is 5.000%.

The debtor xx had filed bankruptcy under chapter-13 on xx/XX/2017 with the Case# xx and the plan was confirmed on xx/XX/2018. xx-D in voluntary petition shows that the unsecured amount is $xx out of secured claim in the amount of $xx and with collateral of $xx. This plan was confirmed on xx/XX/2018.
The plan period shall be a period of 60 months. Debtor shall pay $2,205.00 monthly for 60 months.
The POC was filed on xx/XX/2017 with the secured claim of $xx with an arrearage of $xx. xx:xx:The debtor xx had filed bankruptcy under chapter-13 on xx/XX/2017 with the Case# xx and the plan was confirmed on xx/XX/2018. xx-D in voluntary petition shows that the unsecured amount is $xx out of secured claim in the amount of $xx and with collateral of $xx. This plan was confirmed on xx/XX/2018. The plan period shall be a period of 60 months. Debtor shall pay $2,205.00 monthly for 60 months. The POC was filed on xx/XX/2017 with the secured claim of $xx with an arrearage of $xx.	Loan modification agreement was made between the borrower and Lender on xx. The new modified rate is 5.000% and borrower promises to pay P&I in the amount of $848.56 which was begun on 11/XX/2008. The new principal balance is $xx. The interest bearing amount is $xx and the maturity date is 08/XX/2037. Reason for modification is financial hardship.	Credit Report	Field: Borrower #x Middle Name Loan Value: Not Applicable Tape Value: - |---| |----| Comment: Not Applicable. Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Bankruptcy-Delinquent   Tape Value: Bankruptcy   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $x.xx   Variance:    Variance %:    Comment: Not Applicable.   Tape Source: Initial   Tape Type:
																																																																																				Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Missing credit report (Lvl 2) "Credit report is missing in the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
81817084	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,486.50	12/XX/2021	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$910.77	10.350%	360	xx	xx	Conventional	ARM	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Unavailable	Unavailable	Primary	Not Applicable	Not Applicable	Unavailable	Not Applicable	First	Short Form Policy	Not Applicable	Not Applicable	09/XX/2009	$121,947.56	$10,636.74	2.000%	$337.08	09/XX/2009	Financial Hardship	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2006 and recorded on xx/XX/2006 with the lender MERS as nominee for xx for the amount of $xx.
The chain of assignment has been completed. Currently, the assignment is from xx, not in its individual capacity, but solely as trustee for the xx recorded on xx/XX/2019.
No active liens and judgments have been found against the borrower and subject property.
First and second installments of combined taxes for the year of 2021 have been paid in the amount of $690.55 on xx/XX/2021 and $795.95 on xx/XX/2022.
No prior year delinquent taxes have been found.	According to latest payment history as of xx/XX/2021, the borrower is currently delinquent for 16 months and the next due date is xx/XX/2020. The last payment was received on xx/XX/2021 in the amount of $641.27 which was applied for the due date xx/XX/2020. The unpaid principal balance is reflected in the amount of $xx. The current P&I is $498.20 and the interest rate is 4.820%.	xx:The loan is currently in the bankruptcy and the next due date is xx/XX/2020. The last payment was received on xx/XX/2021 in the amount of $641.27 which was applied for the due date xx/XX/2020. The unpaid principal balance is reflected in the amount of $xx. The current P&I is $498.20 and the interest rate is 4.820%. The loan has been modified twice since origination. The modification agreement which was made on xx/XX/2009 between the borrower "xx” and “xx”. As per the modified terms, the new principal balance is $xx with the deferred principal balance is $xx and the interest bearing principal balance is $xx. There are 4 steps of modification. The borrower has promised to pay the amount of $337.08 with the interest rate of 2.000% beginning on xx/XX/2009 till maturity date of xx/XX/2036. The balloon payment is $xx. As per the comment dated xx/XX/2020, the foreclosure was placed on hold due to Covid-19 pandemic and the comment dated xx/XX/2021, the hold is ended on xx/XX/2021. However, the foreclosure was placed on hold due to bankruptcy. The borrower xx had bankruptcy under chapter 13 with the case# xx on xx/XX/2017. The POC was filed by creditor xx on xx/XX/2018 for the secured claim amount is $xx and arrearage amount is $5,831.99. The amended POC was filed by creditor U.S. xx Association on xx/XX/2019 for the secured claim amount is $xx and arrearage amount is $5,831.99. However, the POC deadline dated xx/XX/2018. The chapter 13 plan was filed on xx/XX/2017 and the plan was confirmed on xx/XX/2018. The debtor has promised to pay the trustee in the amount of $1,555.00 per month. The schedule D of xx shows that the amount of claim without deducting the value of the collateral is $xx and the value of the collateral is $xx. Therefore, the unsecured portion is $5,232.00. The notice of mortgage payment change was filed on xx/XX/2021. The date of last filing is xx/XX/2022. As per the comment dated xx/XX/2021, the subject property is owner occupied. As per the comment dated xx/XX/2020, the borrower’s income was impacted by covid-19 pandemic. No comment pertaining to the damage on the subject property has been observed. xx:As per the comment dated xx/XX/2020, the foreclosure was placed on hold due to Covid-19 pandemic and the comment dated xx/XX/2021, the hold is ended on xx/XX/2021. However, the foreclosure was placed on hold due to bankruptcy. xx:The borrower xx M had bankruptcy under chapter 13 with the case# xx on xx/XX/2017. The POC was filed by creditor xx on xx/XX/2018 for the secured claim amount is $xx and arrearage amount is $5,831.99. The amended POC was filed by creditor xx on xx/XX/2019 for the secured claim amount is $xx and arrearage amount is $5,831.99. However, the POC deadline dated xx/XX/2018. The chapter 13 plan was filed on xx/XX/2017 and the plan was confirmed on xx/XX/2018. The debtor has promised to pay the trustee in the amount of $1,555.00 per month. The schedule D of xx shows that the amount of claim without deducting the value of the collateral is $xx and the value of the collateral is $xx. Therefore, the unsecured portion is $5,232.00. The notice of mortgage payment change was filed on xx/XX/2021. The date of last filing is xx/XX/2022.	The loan has been modified twice since origination. The borrower has been making the payment as per the modification agreement which was made on 9/XX/2009 between the borrower "xx” and “xx”. As per the modified terms, the new principal balance is $xx with the deferred principal balance is $xx and the interest bearing principal balance is $xx. There are 4 steps of modification. The borrower has promised to pay the amount of $337.08 with the interest rate of 2.000% beginning on 10/XX/2009 till maturity date of 10/XX/2036. The balloon payment is $xx.	Credit Report	Field: Current Legal Status Loan Value: Bankruptcy-Delinquent Tape Value: Bankruptcy |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: x/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: -xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Missing credit report (Lvl 2) "Credit report is missing in loan file." * Operative index value is unable to confirm (Lvl 2) "Operative index value is unable to be determined."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
68671908	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$339.00	11/XX/2021	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$623.56	8.250%	360	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Unavailable	Unavailable	Primary	Not Applicable	Not Applicable	Unavailable	Not Applicable	First	Unavailable	Not Applicable	Unavailable	10/XX/2018	$79,921.40	$9,663.82	3.750%	$287.31	10/XX/2018	Financial Hardship	According to Updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2007 with the lender MERS as nominee for xx. in the amount of $xx which was recorded on xx/XX/2007. The chain of assignment has been completed. Currently, the mortgage is with xx,not in its individual capacity but solely as trustee for the xx. No active judgments or liens have been found. Taxes are to follow.	As per the review of payment history as of xx/XX/2021, the borrower is currently delinquent for 3 months and next due date is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $514.47 which was applied for the due date of xx/XX/2021. The current P&I is $287.31 and PITI is $514.47. The UPB is $xx.	xx:
The loan is currently in bankruptcy. As per the review of payment history as of xx/XX/2021, the borrower is currently delinquent for 3 months and next due date is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $514.47 which was applied for the due date of xx/XX/2021. The current P&I is $287.31 and PITI is $514.47. The UPB is $xx.
The reason for default is unable to be determined.
The loan was modified on xx/XX/2018.
The borrower xx  had filed bankruptcy under chapter-13 with the case#xx on xx/XX/2019. The plan was confirmed on xx/XX/2019. The date of last filing is xx/XX/2022. The POC was filed by U.S. Bank national association on xx/XX/2019 with the secured claim amount of $xx and the arrearage is $1666.37. As per the Schedule-D of voluntary petition dated xx/XX/2019, the amount of claim is $xx and the value of property is $xx. As per amended chapter-13 plan dated xx/XX/2019, the debtor shall pay the trustee $290.00 per week.
The foreclosure was initiated. The file was referred to an attorney on xx/XX/2021.However; the foreclosure was put on hold due to active bankruptcy. No further information has been found.
No damages were reported.
As per comment dated xx/XX/2021, the subject property is owner-occupied. xx:The foreclosure was initiated. The file was referred to an attorney on xx/XX/2021.However; the foreclosure was put on hold due to active bankruptcy. No further information has been found. xx:
The borrower xx had filed bankruptcy under chapter-13 with the case#xx on xx/XX/2019. The plan was confirmed on xx/XX/2019. The date of last filing is xx/XX/2022. The POC was filed by xx on xx/XX/2019 with the secured claim amount of $xx and the arrearage is $1666.37. As per the Schedule-D of voluntary petition dated xx/XX/2019, the amount of claim is $xx and the value of property is $xx. As per amended chapter-13 plan dated xx/XX/2019, the debtor shall pay the trustee $290.00 per week.	The modification agreement was signed between the borrower xx and lender xx on xx/XX/2018. The new modified UPB is $xx. There is a deferred balance in the amount of $9663.82. Hence, the interest bearing amount is $xx. The borrower promises to pay the P&I in the amount of $287.31 with an step interest rate of 3.750% beginning from 10/XX/2018 till the maturity date of 04/XX/2057.	Credit Report	Field: Balloon Indicator Loan Value: No Tape Value: Yes |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Bankruptcy-Delinquent   Tape Value: Bankruptcy   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Currently in Foreclosure? Loan Value: Yes Tape Value: No Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Missing credit report (Lvl 2) "Credit report is missing in loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
62447110	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,237.24	01/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,970.59	2.990%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	733	Not Applicable	42.907%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2020 and recorded on xx/XX/2020, in the amount of $xx with MERS as nominee for xx.

The chain of assignment has been completed. Currently the assignment is with xx.

There is a UCC finance statement against the borrower in favor of xx recorded on xx/XX/2020.

1st, 2nd and 3rd combined taxes of 2022 have been paid in the total amount of $1717.18.

4th combined taxes of 2022 have been due in the amount of $520.06.

Annual utilities taxes of 2022 have been overpaid in the amount of $1,138.45.

No prior year delinquent taxes have been found.	According to payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $2,346.56 which was applied for due date xx/XX/2022. The current P&I is in the amount of $1,970.59 and current PITI is in the amount of $2,346.56 with an interest rate of 2.990%. The current UPB reflected as per the payment history is in the amount of $xx.	xx:According to servicing comments, the current status of the loan is performing.

According to payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $2,346.56 which was applied for due date xx/XX/2022. The current P&I is in the amount of $1,970.59 and current PITI is in the amount of $2,346.56 with an interest rate of 2.990%. The current UPB reflected as per the payment history is in the amount of $xx.

As per final application, the borrower xx is retired.

No comment pertaining to the damage on the subject property has been observed.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found. xx:xx:xx	Not Applicable	Notice of Servicing Transfer	Field: Age of Loan Loan Value: xx Tape Value: xx |---| -x |----| -xx.xxxxx% Comment: Age of loan is xx. Tape Source: Initial Tape Type:
Field: Original Appraised Value   Loan Value: $xxxxxx.xx   Tape Value: $xxxxxx.xx   Variance: $-xxxxx.xx   Variance %: -x.xxxxx%   Comment: Appraisal documents reflects, original appraisal value is $xx.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-x Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: Purpose of transaction is cashout. Tape Source: Initial Tape Type:	4: Unacceptable	* Property Marketability Issues (Lvl 4) "Review of appraisal and tape show that value may not be supported. Comps in file appear to be far preferable to subject based on condition and size. Elevated for client review."	* ComplianceEase Exceptions Test Failed (Lvl 3) "1. This loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

2. This loan failed the closing or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date)."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE risk indicator is "moderate" since this loan has points and fees that exceed the points and fees threshold. The loan amount is $xx or more, and the transaction's total points and fees is $xx, which exceeds 3 percent of the total loan amount of $xx."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan failed the charges that cannot increase test. Missing valid COC for a total fee increased of $264.00 on final CD dated 08/XX/2020. There is a total fee increased of $264.00 for a non-shoppable fee which exceeded the 0% tolerance for non-shoppable fees."
* GSE Points and Fees Test Violations (Lvl 3)     "This loan failed the QM points and fees test (Fannie Mae announcement 2013-06). The loan is subject to the ability to repay requirements under regulation Z, and the points and fees exceed 3% of the total loan amount."
* Loan does not conform to program guidelines (Lvl 3)     "Provided seller’s tape is showing the following alerts-

1. Physical features of comparable sales were reported inaccurately.
2. Used dissimilar comparable sales.
3. Mortgage payment history is missing or defective."
																																																																																							* Notice of Servicing Transfer missing or unexecuted (Lvl 3) "Notice of servicing transfer disclosure is missing from the loan file."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
94453823	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,296.89	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,089.51	2.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	769	Not Applicable	33.428%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 with lender MERS as nominee for xx and recorded on xx/XX/2021 for the amount of $xx.
There are no active liens and judgments against the borrower.
Taxes for the year 2021 have been paid for the amount of $8296.89. No prior year tax delinquency has been found.	According to the payment history as of dated xx/XX/2022, the borrower has been delinquent for 1 month and the next due date is xx/XX/2022. The last payment was received on xx/XX/2021 for the amount of $1506.56xx. The monthly P&I is in the amount of $1089.51 with an interest rate of 2.990%. The current UPB is reflected in PH for the amount of $xx.	xx:The current status of the loan is in collection. According to the payment history as of dated xx/XX/2022, the borrower has been delinquent for 1 month and the next due date is xx/XX/2022. The last payment was received on xx/XX/2021 for the amount of $1506.56xx. The monthly P&I is in the amount of $1089.51 with an interest rate of 2.990%. The current UPB is reflected in PH for the amount of $xx.
No comments have been found regarding the foreclosure and bankruptcy. The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. Also, no comments have been found regarding the income impacted due to covid-19. The borrower is owner of xx for 30 years. xx:xx:xx	Not Applicable	Notice of Servicing Transfer	Field: Age of Loan Loan Value: xx Tape Value: xx |---| -x |----| -xx.xxxxx% Comment: Age of loan is xx. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -xx.xxx%   Variance %: -xx.xxxxx%   Comment: As per Tape data, Post Close DTI is xx.xxx%. However Final Application documents reflects as xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: x.xxx%   Tape Value: xx.xxx%   Variance: -xx.xxx%   Variance %: -xx.xxxxx%   Comment: As per Tape data, Post Close Housing Ratio is xx.xxx%. However Final Application documents reflects as x.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: $xxxxxx.xx   Tape Value: $xxxxxx.xx   Variance: $-xxxx.xx   Variance %: -x.xxxxx%   Comment: Original appraised value is xxx,xxx.xx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xxx.xxx%   Tape Value: xx.xxx%   Variance: xx.xxx%   Variance %: xx.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Amount of Secondary Lien(s): $x. Loan Amount: $xx. CLTV =xxx.xx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx.xxx%   Tape Value: xx.xxx%   Variance: xx.xxx%   Variance %: xx.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. LTV =xxx.xx%.   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-x Line xxx) Loan Value: $xxxxxx.xx Tape Value: $xxxxxx.xx Variance: $-xxxxx.xx Variance %: -xx.xxxxx% Comment: Sales price is xxx,xxx.xx. Tape Source: Initial Tape Type:	4: Unacceptable	* Property Marketability Issues (Lvl 4) "Subject ranch home appraisal shows tape defect for use of dissimilar and location distant comps were used in valuation process. Agree based on review of appraisal. Elevated for client review."	* Loan does not conform to program guidelines (Lvl 3) "Subject is NOO. Provided seller’s tape is showing the following alerts-
1. Undisclosed liability. No further details available.
2. Failure to analyze the subject sales history.
3. In appropriate comparable sales selection due to the location.
4. Use of dissimilar comparable sales due to the site characteristics."
																																																																																							* Notice of Servicing Transfer missing or unexecuted (Lvl 3) "Notice of servicing transfer disclosure is missing from the loan file."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
8835074	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,568.82	01/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$878.67	3.375%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	735	Not Applicable	48.779%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2022 shows that the subject mortgage was originated in the amount of $xx on xx/XX/2021 with the lender MERS as nominee for xx, which was recorded on xx/XX/2021.
There is no chain of assignment as the subject mortgage is with the original lender xx.
There is a prior child support lien in the favor of xx In the amount of $xx which was recorded on xx/XX/2017.
There is a prior civil judgment in the favor of City of xx in the amount of $xx which was recorded on xx/XX/2017.
1st installment tax of 2021 have been paid in the amount of $2,384.36.
2nd installment tax of 2021 are due in the amount of $2,184.46.	According to the payment history as of xx/XX/2022, the borrower is current with the loan and the last payment was received on xx/XX/2022 which was applied for xx/XX/2022 and the next due date for the payment is xx/XX/2022. The P&I is in the amount of $878.67 and PITI is in the amount of $1,324.64. The UPB reflected is in the amount of $xx.	xx:As per the review of the servicing comments, the current status of the loan is performing and the borrower is current with the loan and the last payment was received on xx/XX/2022 which was applied for xx/XX/2022 and the next due date for the payment is xx/XX/2022. The P&I is in the amount of $878.67 and PITI is in the amount of $1,324.64. The UPB reflected is in the amount of $xx.
The reason for default is unable to be determined.
No comments have been found regarding foreclosure in the latest servicing comments.
No comments have been found regarding bankruptcy in the latest servicing comments.
The subject property has been occupied by the owner.  Recent servicing comments do not reflect any damage pertaining to the subject property.
The borrower is working at xx in xx for 5 years and 4 months. xx:xx:xx	Not Applicable	Field: Age of Loan Loan Value: x Tape Value: xx |---| -x |----| -xx.xxxxx% Comment: x. Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: x.xxx%   Tape Value: x.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: x.xxx%.   Tape Source: Initial   Tape Type:
Field: Occupancy at Origination (Property Usage Type)   Loan Value: Primary   Tape Value: Investor   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: $xxxxxx.xx   Tape Value: $xxxxxx.xx   Variance: $xxxxx.xx   Variance %: xx.xxxxx%   Comment: $xx.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-x Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* GSE Points and Fees Test Violations (Lvl 4) "Loan fails GSE QM points and fees test due to Fees charged $8,811.53 Exceeds Fees threshold of $5,672.03 Over by +$3,139.50.
The below fees were included in the test:
Administration Fee paid by Borrower: $250.00
Loan Origination Fee paid by Borrower: $2,689.53
Points - Loan Discount Fee paid by Borrower: $4,427.00
Processing Fee paid by Borrower: $450.00
Underwriting Fee paid by Borrower: $995.00

This loan has failed Qualified Mortgage Lending Policy Points and Fees Test

Fees charged $8,811.53 Exceeds Fees threshold of $5,672.03 Over by +$3,139.50.
The below list of fees were included in test:
Administration Fee paid by Borrower: $250.00
Loan Origination Fee paid by Borrower: $2,689.53
Points - Loan Discount Fee paid by Borrower: $4,427.00
Processing Fee paid by Borrower: $450.00
Underwriting Fee paid by Borrower: $995.00"	* Loan does not conform to program guidelines (Lvl 3) "Property is NOO. Seller tape shows following issues :- Points and Fees on subject loan of 4.66052% are in excess of the allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $8,811.53 on a Federal Total Loan Amount of $xx vs. an allowable total of $5,672.02 (an overage of $3,139.51 or 1.66052%)."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan has failed TRID Total of Payments Test.

Loan Data : $xx   Comparison Data : $xx   Under By : -$5,960.00
This loan has failed TRID Rescission Total of Payments Test.

Loan Data : $xx   Comparison Data : $xx   Under By : -$5,960.00"
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan has failed TILA Right of Rescission Test.

This loan has failed Non-Numeric Clerical Error and Post-Consummation Revised Closing Disclosure Delivery Date Test.
																																																																																								Final CD was disclosed on 5/XX/2021 and PCCD was disclosed 60 days after final CD on 9/XX/2021. Subject loan is a refinance, originated on 5/XX/2021 and the SOL is 3 years."		Moderate	Pass	Fail	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
6199844	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,593.51	02/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$702.44	3.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	18.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	703	Not Applicable	33.302%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2022, the subject mortgage was originated xx/XX/2021 with lender MERS as nominee for xx and recorded on xx/XX/2021 for the amount of $xx.
There is no chain of assignment as the subject mortgage is with the original lender xx.
There is junior mortgage originated on xx/XX/2021 and recorded on xx/XX/2021 with lender xx Authority for the amount of $10,000.00.
There are no active liens and judgments against the borrower.
Annual taxes for the year 2021 have been paid for the amount of $2593.51. No prior year tax delinquency has been found.	According to the payment history as of xx/XX/2022, the borrower is regular with the payment and the next due date is xx/XX/2022. The last payment was received on xx/XX/2022 for the amount of $1058.61xx. The monthly P&I is in the amount of $702.44 with an interest rate of 3.875%. The current UPB is reflected in PH for the amount of $xx.	xx:The current status of the loan is performing. According to the payment history as of xx/XX/2022, the borrower is regular with the payment and the next due date is xx/XX/2022. The last payment was received on xx/XX/2022 for the amount of $1058.61xx. The monthly P&I is in the amount of $702.44 with an interest rate of 3.875%. The current UPB is reflected in PH for the amount of $xx.
No comments have been found regarding the foreclosure and bankruptcy. The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. Also, no comments have been found regarding the income impacted due to covid-19.
The borrower is working as xx in xx for 3 years. xx:xx:xx	Not Applicable	Initial 1003_Application Missing Dicsloures	Field: Borrower x Current Employer x Position/Type of Business Loan Value: Title xx Tape Value: xx |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Number of Months Collection Comments Received   Loan Value: xx   Tape Value: x   Variance: xx   Variance %: xxxx.xxxxx%   Comment: NA   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent Loan Value: xx.xxx% Tape Value: xxx.xxx% Variance: -x.xxx% Variance %: -x.xxxxx% Comment: Unavailable. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase 0% tolerance test.
Loan estimate dated 4/XX/2021 does not reflect Appraisal Fee. However, CD dated 5/XX/2021 reflects Appraisal Fee at $375.00.
Loan estimate dated 4/XX/2021 does not reflects Credit report fee. However, CD dated 5/XX/2021 reflects Credit report fee at $33.50.
This is a cumulative increase in fee of $408.50 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape shows issue Early Payment default- borrower due for 01/XX/22."
* Missing Initial 1003_Application (Lvl 3)     "Initial application is missing signed by the loan originator."
																																																																																							* Missing Required Disclosures (Lvl 3) "Home loan toolkit is missing from the loan documents."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
43948976	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$316.11	02/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$645.16	2.875%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	Other	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	770	Not Applicable	40.698%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 and recorded on xx/XX/2021, in the amount of $xx with MERS as nominee for xx.

There is no chain of assignment. Currently, the subject loan is with original lender xx.

No active judgments or liens have been found.

1st and 2nd county taxes of 2021 have been paid in the total amount of $316.11.

No prior year delinquent taxes have been found.	According to payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $795.07 which was applied for due date xx/XX/2022. The current P&I is in the amount of $645.16 and current PITI is in the amount of $795.07 with an interest rate of 2.875%. The current UPB reflected as per the payment history is in the amount of $xx.	xx:According to servicing comments, the current status of the loan is performing.

According to payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $795.07 which was applied for due date xx/XX/2022. The current P&I is in the amount of $645.16 and current PITI is in the amount of $795.07 with an interest rate of 2.875%. The current UPB reflected as per the payment history is in the amount of $xx.

As per final application, the borrower xx  is working at xx as xx for 1.1 year.

No comment pertaining to the damage on the subject property has been observed.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found. xx:xx:xx	Not Applicable	Initial Escrow Acct Disclosure Missing or error on the Rate Lock	Field: Age of Loan Loan Value: x Tape Value: xx |---| -x |----| -xx.xxxxx% Comment: NA. Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Total subject property PITIA (P&I $xxx.xx + hazard insurance $xx.xx + Property taxes $xxx.xx +MI $xx.xx +HOA $xx.xx equals $xxx.xx verified monthly income equals $x,xxx.xx housing ratio equals xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date Loan Value: xx Tape Value: xx Variance: xxx (Days) Variance %: Comment: Original note reflects note document date as xx Tape Source: Initial Tape Type:	4: Unacceptable	* Property Marketability Issues (Lvl 4) "Subject property is in HI lava zone 2 and also not eligible for delivery to GSEs. Elevated for client review."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure signed by borrower is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
56558679	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,171.48	02/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,170.47	2.500%	360	xx	xx	VA	Fixed	Refinance	xx	xx	Streamline Refinance	No	xx	xx	25.000%	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	752	778	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 and recorded on xx/XX/2021, in the amount of $xx with MERS as nominee for xx.

There is no chain of assignment. Currently, the subject loan is with original lender xx.

No active judgments or liens have been found.

Annual combined taxes of 2021 have been paid in the amount of $3,171.48 on xx/XX/2021.

No prior year delinquent taxes have been found.	According to payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $1,581.66 which was applied for due date xx/XX/2022. The current P&I is in the amount of $1,170.47 and current PITI is in the amount of $1,581.66 with an interest rate of 2.500%. The current UPB reflected as per the payment history is in the amount of $xx.	xx:According to servicing comments, the current status of the loan is performing.

According to payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $1,581.66 which was applied for due date xx/XX/2022. The current P&I is in the amount of $1,170.47 and current PITI is in the amount of $1,581.66 with an interest rate of 2.500%. The current UPB reflected as per the payment history is in the amount of $xx.

Unable to confirm the current employment details from available documents and collection comments.

No comment pertaining to the damage on the subject property has been observed.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	Field: Age of Loan Loan Value: x Tape Value: x |---| -x |----| -xx.xxxxx% Comment: NA Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: Streamline Refinance   Tape Value: Full Documentation   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Amount of Secondary Lien(s): $x.xx Loan Amount: $xx. CLTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Note reflects original note doc date as xx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: x.xxx% Variance %: x.xxxxx% Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. CLTV = xx.xxx%. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 08/XX/2021 does not reflects Points - Loan Discount Fee. However, Post CD dated 10/XX/2021 reflects Points - Loan Discount Fee at $4,132.42. This is an increase in fee of $4,132.42 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows loan is uninsured due to incorrect LIN # was used for this VA transaction. The LIN # was for when the home was purchased in 2017."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* MI, FHA or MIC missing and required (Lvl 2) "VA loan guaranty certificate is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
73131405	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,707.49	01/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,045.53	2.875%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	732	Not Applicable	43.913%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 and recorded on xx/XX/2021, in the amount of $xx with MERS as nominee for xx.

Chain of assignment is not available. Currently the assignment is with xx.

There is a prior federal tax lien against the borrower in favor of Department of Treasury-xx Service recorded on xx/XX/2017 in the amount of $xx.

There are 2 prior credit card judgments against the borrower in favor of xx recorded on xx/XX/2013 and xx/XX/2013 in the total amount of $7,855.55.

1st county taxes of 2021 have been paid in the amount of $2,707.49 on xx/XX/2022.

1st and 2nd county taxes of 2020 have been paid in the total amount of $4,922.71.

No prior year delinquent taxes have been found.	According to payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $1,350.35 which was applied for due date xx/XX/2022. The current P&I is in the amount of $1,045.53 and current PITI is in the amount of $1,350.35 with an interest rate of 2.875%. The current UPB reflected as per the payment history is in the amount of $xx.	xx:According to servicing comments, the current status of the loan is performing.

According to payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $1,350.35 which was applied for due date xx/XX/2022. The current P&I is in the amount of $1,045.53 and current PITI is in the amount of $1,350.35 with an interest rate of 2.875%. The current UPB reflected as per the payment history is in the amount of $xx.

As per final application, the borrower xx Ahmad is self-employed. She is the owner of xx for 11 years.

No comment pertaining to the damage on the subject property has been observed.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found. xx:xx:xx	Not Applicable	Notice of Servicing Transfer	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| -xx.xxx% |----| -xx.xxxxx% Comment: As per Tape data, Post Close DTI is xx.xxx%. However Final Application documents reflects as xx.xxx%. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance: -x (Days)   Variance %:    Comment: Original note document date is x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Lower rate or term Tape Value: No Cash-Out Variance: Variance %: Comment: Purpose of refinance per application is lower rate and term. Tape Source: Initial Tape Type:	3: Curable	* Notice of Servicing Transfer missing or unexecuted (Lvl 3) "Notice of servicing transfer disclosure is missing from the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 43.91%. Tape shows BWR SE P&L missing and DTI may be over 93%. Unable to rely on the documents in the loan file and unable to calculate ATR."
																																																																																								* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "CE risk indicator is "elevated" since the loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.913% as the borrower’s income is $3,988.25 and the total expenses are in the amount of $1,751.35 and the loan was underwritten by AUS/DU (Locator#xx) & its recommendation is “Approve/Eligible” and DTI is showing in it as 43.913%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
68778164	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$314.51	02/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$671.69	3.625%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	xx	xx	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	685	Not Applicable	42.082%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 with lender MERS as nominee for xx funding and recorded on xx/XX/2021 for the amount of $xx.
There are no active liens and judgments against the borrower.
Annual county taxes for the year 2021 have been paid for the amount of $314.51. No prior year tax delinquency has been found.	According to the payment history as of dated xx/XX/2022, the borrower is regular with the payment and the next due date is xx/XX/2022. The last payment was received on xx/XX/2022 for the amount of $967.62xx. The monthly P&I is in the amount of $671.69 with an interest rate of 3.625%. The current UPB is reflected in PH for the amount of $xx.	xx:The current status of the loan is performing. According to the payment history as of dated xx/XX/2022, the borrower is regular with the payment and the next due date is xx/XX/2022. The last payment was received on xx/XX/2022 for the amount of $967.62xx. The monthly P&I is in the amount of $671.69 with an interest rate of 3.625%. The current UPB is reflected in PH for the amount of $xx.
No comments have been found regarding the foreclosure and bankruptcy. The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. Also, no comments have been found regarding the income impacted due to covid-19. The borrower is working in xx as xx for more than 10 years. xx:xx:xx	Not Applicable	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: xx (Days)   Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xx (Days)   Variance %:    Comment: Appraisal documents shows the date of original appraisal is x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: x.xxx% Variance %: x.xxxxx% Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx LTV = xx.xxx%. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Subject is manufactured home and loan is purchase primary. Tape reflects defect as missing new construction documents. Elevated for client review."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan failed the post-consummation cure reimbursement and revised closing disclosure delivery date test due to the post-consummation revised closing disclosure delivery date 9/XX/2021 is more than 60 calendar days after the consummation date 9/XX/2021."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed Higher-Priced Mortgage Loan Test due to APR calculated 4.734% exceeds APR threshold of 4.410% over By +0.324%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
																																																																																								* Property is Manufactured Housing (Lvl 2) "The subject property is a manufactured home with VIN/Serial# xx that is available in the recorded copy of the subject mortgage and manufactured home affidavit of affixation is attached with the mortgage copy. The final title policy is available in the loan file that doesn’t have ALTA-7 for manufactured home. The appraisal report at origination is showing that the subject property has been attached to the permanent foundation system and towing wheels and axles have been removed."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
3988659	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$13,050.51	03/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,032.97	2.875%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	No	No	781	Not Applicable	49.288%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2020 and recorded on xx/XX/2020, in the amount of $xx with MERS as nominee for xx.

There is no chain of assignment. Currently, the subject loan is with original lender xx as it should be xx.

No active judgments or liens have been found.

Annual county taxes of 2021 have been paid in the amount of $xx on xx/XX/2022.

No prior year delinquent taxes have been found.	According to payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $2,032.97 which was applied for due date xx/XX/2022. The current P&I is in the amount of $2,032.97 with an interest rate of 2.880%. The current UPB reflected as per the payment history is in the amount of $xx.	xx:According to servicing comments, the current status of the loan is performing.

According to payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $2,032.97 which was applied for due date xx/XX/2022. The current P&I is in the amount of $2,032.97 with an interest rate of 2.880%. The current UPB reflected as per the payment history is in the amount of $xx.

As per final application, the borrower xx is working at xx as xx for 1.7 years.

No comment pertaining to the damage on the subject property has been observed.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: xx Tape Value: xx |---| -x |----| -x.xxxxx% Comment: Age of loan is xx. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Borrower DTI ratio percent is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Original CLTV ratio is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xxx (Days)   Variance %:    Comment: Original Note doc date is xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Original standard LTV is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: x.xxxxx%   Tape Value: x.xxxxx%   Variance: -x.xxxxx%   Variance %: -x.xxxxx%   Comment: Original Stated Rate is x.xxx%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxM   Tape Value: xxxxxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: Mxxxxxxxxxxxxxx Tape Value: xxxxxxxxxxxx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "As per Seller tape Loan is TX50 a6 full appraisal (no post close appraisal. An Appraisal report dated 11/XX/2020 is located at "xx"."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock document is missing from the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 49.29%. Tape shows DTI issue and DTI may be over 53%. Further details not provided. Unable to rely on docs in file and unable to calc ATR"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "CE Risk Indicator is Moderate due to,
This loan failed the TILA foreclosure rescission finance charge test.
The disclosed finance charge is $xx and allowed is  $xx however it is undercharge by $288.60. 94733. Subject loan is a refinance, originated on 12/XX/2020 and the SOL is 3 years."
* ComplianceEase TILA Test Failed (Lvl 2)     "CE TILA Test failed due to,

The disclosed finance charge is $xx and allowed is  $xx however it is undercharge by $288.60. Subject loan is a refinance, originated on xx and the SOL is 3 years."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.288 % as the borrower’s income was $xx and total expenses are in the amount of $5446.27 and the loan was underwritten by DU xx and its recommendation is “Approve/Eligible” with 49.29%."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
89145653	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,022.73	03/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,244.68	2.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	707	Not Applicable	46.590%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 and recorded on xx/XX/2021, in the amount of $xx with MERS as nominee for xx.

There is no chain of assignment. Currently, the assignment is with original lender xx.

No active judgments or liens have been found.

Annual county taxes of 2021 have been paid in the amount of $2,022.73 on xx/XX/2021.

No prior year delinquent taxes have been found.	According to payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $1,582.24 which was applied for due date xx/XX/2022. The current P&I is in the amount of $1,244.68 and current PITI is in the amount of $1,582.24 with an interest rate of 2.875%. The current UPB reflected as per the payment history is in the amount of $xx.	xx:According to servicing comments, the current status of the loan is performing.

According to payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $1,582.24 which was applied for due date xx/XX/2022. The current P&I is in the amount of $1,244.68 and current PITI is in the amount of $1,582.24 with an interest rate of 2.875%. The current UPB reflected as per the payment history is in the amount of $xx.

As per final application, the borrower xx is working at xx for 10 years.

As per comment dated xx/XX/2022, the subject property is owner occupied. No comment pertaining to the damage on the subject property has been observed.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found. xx:xx:xx	Not Applicable	Hazard Insurance Missing or error on the Rate Lock	Field: Age of Loan Loan Value: xx Tape Value: xx |---| -x |----| -xx.xxxxx% Comment: Age of loan is xx. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Total Original T&I for Debt Ratios: (Real Estate Taxes $xxx.xx + Hazard Insurance $xx.xx + Flood Insurance $xx + MI $xxx.xx + HOA Dues $xxx.xx) equals $x,xxx.xx. The Borrowers Total Monthly income Verified as $x,xxx.xx. Hence, Post-Close DTI per xxxx is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Total Original T&I for Debt Ratios: (Real Estate Taxes $xxx.xx + Hazard Insurance $xx.xx + Flood Insurance $xx + MI $xxx.xx + HOA Dues $xxx.xx) equals $x,xxx.xx and All Other Monthly payments are $xxx.xx. The Borrowers Total Monthly income Verified as $x,xxx.xx. Hence, Post-Close DTI per xxxx is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Secondary Lien: $xxx.xx. Loan Amount: $xx. CLTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -x (Days)   Variance %:    Comment: Note document in loan file reflects note date as xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: -x.xxx% Variance %: -x.xxxxx% Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. CLTV = xx.xxx%. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan fails Qualified Mortgage Lending Policy points and fees test due to Fees charged $9,220.00 Exceeds Fees threshold of $8,910.26 Over by +$309.74. The below fees were included in the test.
Mortgage Broker Fee (Indirect) $7,125.00
Points - Loan Discount Fee paid by Borrower: $1,200.00
Underwriting Fee paid by Borrower: $895.00"
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to Fees charged $9,220.00 Exceeds Fees threshold of $8,910.26 Over by +$309.74.  The below fees were included in the test.
Mortgage Broker Fee (Indirect) $7,125.00
Points - Loan Discount Fee paid by Borrower: $1,200.00
Underwriting Fee paid by Borrower: $895.00"
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 3) "Proof of hazard insurance is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 44.89%. Tape shows BWR misrep as had family member sign lease agreement on other property. Unable to rely on docs in file and unable to calc ATR."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.89%, the borrower’s income is $3,777.54 and total expenses are in the amount of $1,695.87 and the loan was underwritten by DU (xx) and its recommendation is “Approve/Eligible” with a DTI of 44.89%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
82301026	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,852.31	02/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$630.46	2.250%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	711	Not Applicable	50.493%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 and recorded on xx/XX/2021, in the amount of xx

There is no chain of assignment. Currently, the assignment is with original lender xx.

There is one junior mortgage active in the favor of xx in the amount of $xx, originated on xx/XX/2021 and recorded on xx/XX/2021.

Annual combined taxes of 2021 have been paid in the amount of $1,852.31 on xx/XX/2021.

No prior year delinquent taxes have been found.	According to payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $838.46 which was applied for due date xx/XX/2022. The current P&I is in the amount of $630.46 and current PITI is in the amount of $838.46 with an interest rate of 2.250%. The current UPB reflected as per the payment history is in the amount of $xx.	xx:According to servicing comments, the current status of the loan is performing.

According to payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $838.46 which was applied for due date xx/XX/2022. The current P&I is in the amount of $630.46 and current PITI is in the amount of $838.46 with an interest rate of 2.250%. The current UPB reflected as per the payment history is in the amount of $xx.

As per final application, the borrower xx is working at xx as xx for 12 years.

No comment pertaining to the damage on the subject property has been observed.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	Field: Age of Loan Loan Value: x Tape Value: x |---| -x |----| -xx.xxxxx% Comment: Age of loan is x. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: NA.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA>   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. Secondary Lien: $x,xxx.xx CLTV = xxx.xx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: x.xxx% Variance %: x.xxxxx% Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. CLTV = xx.xx%. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "As per Seller tape property has flip issue. As per appraisal report, the date of prior sale/transfer is 04/XX/2021. Price of prior sale/transfer is $xx and subject property sales price is $xx. The current owner\seller has fully remodeled and updated the home to reflect today's current condition."
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage insurance is missing from loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
20527209	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$1,606.64	03/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$681.84	3.875%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	747	Not Applicable	39.180%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2022 in favor of MERS as nominee for xx., in the amount of xx and recorded on xx/XX/2022.
There is no chain of assignment as the subject mortgage is with the original lender MERS as nominee for xx.
There is a prior mortgage in the amount of $xx which was recorded on xx/XX/2018 in the favor of MERS as nominee for xx.
No active judgments or liens have been found.
1st and 2nd installment town taxes for 2021 have been paid in the amount of $1606.64.
No prior year delinquent taxes have been found.	As per the review of payment history as of xx/XX/2022, the borrower is current with the loan and the next payment is due for xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $893.10 which was applied for xx/XX/2022. The current P&I is $681.84 and rate of interest is 3.875% and PITI is $893.10. The current UPB reflected is in the amount of $xx.	xx:The loan is currently performing and the next payment is due for xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $893.10 which was applied for xx/XX/2022. No records for foreclosure and bankruptcy have been found. Unable to determine the current occupancy and condition of the property. The borrower xx has been working at xx for 7.7 years. xx:xx:xx	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| -xx.xxx% |----| -xx.xxxxx% Comment: As per Tape data, Post Close DTI is xx.xx%.However Final Application documents reflects as xx.xxx%. Tape Source: Initial Tape Type:
																																																																																				Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: N.A Tape Source: Initial Tape Type:	4: Unacceptable	* DSCR is less than 1.00 (Lvl 4) "Subject NOO has a 0 DSCR as the tape shows seller was unable to use the rental income on this property. Elevated for client review."												Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
46957172	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$13,719.66	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$1,703.63	$2,204.47	4.950%	480	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	2 Family	xx	xx	Investor	Yes	Yes	No	757	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2022 in the amount of xx with MERS as nominee for xx, LLC which was recorded on xx/XX/2022.
There is no chain of assignment as the subject mortgage is with the original lender MERS as nominee for xx.
No active judgments or liens have been found.
1st installment taxes for 2022 have been paid in the amount of $3435.57.
3rd and 4th installment taxes for 2021 have been paid in the amount of $6848.53.
2nd instalment taxes for 2022 have been due in the amount of $3435.56.
No prior year delinquent taxes have been found	As per the tape of the payment history, the borrower is current with the loan and the next payment is due for xx/XX/2022. The first was due for xx/XX/2022. The UPB is $xx. The P&I is $1,703.63 and PITI is $3,026.93.	xx:The loan is currently performing and the next payment is due xx/XX/2022. The first was due for xx/XX/2022. No records for foreclosure and bankruptcy have been found. Unable to determine the current occupancy of the subject property. The borrower xx is the xx at xx for 5 years. xx:xx:xx	Not Applicable	Final 1003_Application Initial 1003_Application	Field: Age of Loan Loan Value: x Tape Value: x |---| -x |----| -xxx.xxxxx% Comment: NA Tape Source: Initial Tape Type:	4: Unacceptable	* Loan does not conform to program guidelines (Lvl 4) "Loan program guidelines exception. Subject mixed use property was a cash out refinance. Use of proceeds not defined in file and escalating for client review as they may be for personal purposes which would alter the characterization of subject loan."	* Assets Verification (Lvl 3) "November 21 statement balance $xx in borrowers name with wife. There are many large deposits without any source There is a statement in the name of the borrower and wife for December 21 with a balance of $xx with a large deposit of $xx with no explanation or source of funds."
* DSCR is less than 1.00 (Lvl 3)     "Net operating income is $xx and annual payments (Debt Service) are $xx and there Debt Service Cover Ratio (DSCR) is 0.52 which is less than 1.""
* Missing Final 1003_Application (Lvl 3)     "Lender information pages are missing in the file."
* Missing Initial 1003_Application (Lvl 3)     "Initial 1003 is missing in the file."
* Mortgage/Rental lates exceed guidelines (Lvl 3)     "Second floor is leased to 5 individuals, there appears to be some white out and cutting and pasting which has occurred with the lease document, both at the top of page 1 and the signature lines."
* Required Documentation Missing or Incomplete (Lvl 3) ""Property was owned by borrower's father xx and was transferred to borrower on 2/XX/2018 with a transfer date of 2/XX/2018. On a transfer deed dated 2/XX/2018 the borrower transferred the property into the name of the xx however, this transfer for some reason was not recorded until 7/XX/2019. The borrower never purchased the property and it appears to have just been given to our borrower. Provide a documentation to verify how the ownership transferred without any purchase or inheritance.""	* Income documentation does not meet guidelines (Lvl 2) "Exception in file for using rents from borrowers law firm (family business) as rents for qualification and rents from an individual attorney."	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed:24
Times 1X30:0
Times 1X60:0
Times 1X90:0
Currently Delinquent? :No
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:0
Max Days Dlq Last 12 Mos:0
Verification Type:Credit Report	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :Not Applicable
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
Max Days Dlq Last 12 Mos:Not Applicable
Verification Type:Not Applicable	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :Not Applicable
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
Max Days Dlq Last 12 Mos:Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
																																																																																																																		Max Days Dlq Last 12 Mos:Not Applicable	Mos Reviewed:Not Applicable Times 1X30:Not Applicable Times 1X60:Not Applicable Times 1X90:Not Applicable Currently Delinquent? :Not Applicable Total Delinquent:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
17039051	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$11,671.08	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$2,416.33	$3,133.61	4.925%	480	xx	xx	Conventional	Fixed	Purchase	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	2 Family	xx	xx	Investor	Yes	Yes	No	758	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2022 in the amount of $xx with MERS as nominee for xx which was recorded on xx/XX/2022.
There is no chain of assignment as the subject mortgage is with the original lender MERS as nominee for xx.
No active judgments or liens have been found.
1st, 2nd and 3rd installment taxes for 2022 have been paid in the amount of $8915.16.
4th installment taxes for 2021 have been due in the amount of $2755.92.
Annual utility charges for 2022 have been due in the amount of $40.61.
No prior year delinquent taxes have been found	As per the tape of the payment history, the borrower is current with the loan and the next payment is due for xx/XX/2022. The first was due for xx/XX/2022. The UPB is $xx. The P&I is $3,133.61 and PITI is $3,635.45. The UPB is $xx.	xx:The loan is currently performing and the next payment is due xx/XX/2022. The first was due for xx/XX/2022. No records for foreclosure and bankruptcy have been found. The RFD is unable to be determined. No repairs and damages have been found. The borrower xx has been working at xx as a xx for 6 years.
No comments have been found stating the borrower's income was impacted by covid. xx:xx:xx	Not Applicable	Affiliated Business Disclosure Appraisal (Incomplete) Initial 1003_Application Missing or error on the Rate Lock Notice of Servicing Transfer	Field: Age of Loan Loan Value: x Tape Value: x |---| -x |----| -xxx.xxxxx% Comment: NA. Tape Source: Initial Tape Type:
Field: Original Appraisal Date Loan Value: xx/XX/xxxx Tape Value: xx/XX/xxxx Variance: xx (Days) Variance %: Comment: The Appraisal reflects the date effective date as xx/XX/xxxx. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "As per appraisal page 1 & Building sketch unit#1 should contains 6 rooms (Three bedrooms, living room & dining room) however photos are missing for the 3rd bedroom)"
* DSCR is less than 1.00 (Lvl 3)     "Net operating income is $xx and annual payments (Debt Service) is $xx and there Debt Service Cover Ratio (DSCR) is 0.88 which is less than 1."
* Missing Initial 1003_Application (Lvl 3)     "Initial application incomplete due to missing loan originator information section."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)     "Servicing transfer disclosure is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "Affiliated business disclosure is missing from the loan documents"	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:24
Times 1X30:0
Times 1X60:0
Times 1X90:0
Currently Delinquent? :No
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:0
Max Days Dlq Last 12 Mos:0
Verification Type:Credit Report	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :Not Applicable
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
Max Days Dlq Last 12 Mos:Not Applicable
Verification Type:Not Applicable	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :Not Applicable
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
Max Days Dlq Last 12 Mos:Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
																																																																																																																		Max Days Dlq Last 12 Mos:Not Applicable	Mos Reviewed:Not Applicable Times 1X30:Not Applicable Times 1X60:Not Applicable Times 1X90:Not Applicable Currently Delinquent? :Not Applicable Total Delinquent:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
37212619	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$19,311.77	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$3,539.84	$4,590.63	4.925%	480	xx	xx	Conventional	Fixed	Purchase	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	$0.00	Unavailable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Investor	Yes	Yes	No	752	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2022 and recorded on xx/XX/2022, in the amount of $xx, with MERS as nominee for xx, with Instrument#2022-xx.

There is no chain of assignment as the subject mortgage is with the original lender MERS as nominee for xx.

No active judgments or liens have been found against the borrower.

Annual county taxes of 2021 have been paid on xx/XX/2021 in the amount of $xx.	According to the payment history seller’s tape data as of xx/XX/2022, the loan was originated on xx/XX/2022 with payment date as xx/XX/2022. The P&I is in the amount of $3,539.84. The UPB reflected is in the amount of $xx.	xx:The current status of the loan is performing.
According to the payment history seller’s tape data as of xx/XX/2022, the loan was originated on xx/XX/2022 with payment date as xx/XX/2022. The P&I is in the amount of $3,539.84. The UPB reflected is in the amount of $xx.
As per 1003, the borrower is self-employed. He has been running “xx” for 25.9 years. xx:xx:xx	Not Applicable	Credit Application HUD-1 Closing Statement Note	Field: Age of Loan Loan Value: x Tape Value: x |---| -x |----| -xxx.xxxxx% Comment: N/A. Tape Source: Initial Tape Type:
Field: Number Of Units   Loan Value: x   Tape Value: x   Variance: -x   Variance %: -xx.xxxxx%   Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-x Line xxx) Loan Value: $xxxxxxx.xx Tape Value: $xxxxxxx.xx Variance: $xxxx.xx Variance %: x.xxxxx% Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Note is missing or unexecuted (Lvl 4) "The executed copy of the note is missing from the loan file; however, the unexecuted of note copy found in the loan file is located at “xx”. Also, LNA is missing from the loan file."
* Required Documentation Missing or Incomplete (Lvl 4) "Missing Borrower Attestation as per the Sprout sales guidelines 15.1."	* Application Missing (Lvl 3) "Final application is missing from the loan documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final closing disclosure is missing from the loan documents."
* Missing Required Disclosures (Lvl 3) "Home loan toolkit and settlement services provider list are missing from the loan documents."	* Loan does not conform to program guidelines (Lvl 2) "As per guidelines 12.15.1 Limitation on Property Stories (Special Property Requirement for Loan Program SP I12 - Investor Mixed Use) - The minimum number of stories required is 2, however subject is 1 story building. Citing this as warning as we have a exception approval email in file."	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:24
Times 1X30:0
Times 1X60:0
Times 1X90:0
Currently Delinquent? :No
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:0
Max Days Dlq Last 12 Mos:0
Verification Type:Credit Report	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :Not Applicable
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
Max Days Dlq Last 12 Mos:Not Applicable
Verification Type:Not Applicable	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :Not Applicable
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
Max Days Dlq Last 12 Mos:Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
																																																																																																																		Max Days Dlq Last 12 Mos:Not Applicable	Mos Reviewed:Not Applicable Times 1X30:Not Applicable Times 1X60:Not Applicable Times 1X90:Not Applicable Currently Delinquent? :Not Applicable Total Delinquent:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
72844028	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,765.48	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,437.60	4.700%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	$0.00	Unavailable	Not Applicable	2 Family	xx	xx	Investor	Yes	Yes	No	727	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2022 with lender MERS as nominee for xx and recorded on xx/XX/2022 for the amount of $xx.
There are no active liens and judgments against the borrower.
County taxes for the year 2021-22 have been paid for the amount of $5765.48. No prior year tax delinquency has been found.	According to the payment history as of dated xx/XX/2022, the borrower is regular with the payment and the next due date is xx/XX/2022. The monthly P&I is in the amount of $2437.60 with an interest rate of 4.700% and the PITI is $3237.25. The current UPB is reflected in PH for the amount of $xx.	xx:The current status of the loan is performing. According to the payment history as of dated xx/XX/2022, the borrower is regular with the payment and the next due date is xx/XX/2022. The monthly P&I is in the amount of $2437.60 with an interest rate of 4.700% and the PITI is $3237.25. The current UPB is reflected in PH for the amount of $xx.
No comments have been found regarding the foreclosure and bankruptcy as the CH is missing. The occupancy is unable to be determined. No comments have been found regarding the property damage or repair. Also, no evidences have been found regarding the income impacted due to covid-19. No details have been found regarding the borrower employment. xx:xx:xx	Not Applicable	Field: Age of Loan Loan Value: x Tape Value: x |---| -x |----| -xxx.xxxxx% Comment: As per tape data, age of loan is x. However it reflects x. Tape Source: Initial Tape Type:
Field: Number Of Units   Loan Value: x   Tape Value: x   Variance: -x   Variance %: -xx.xxxxx%   Comment: As per tape data, Number of units is x. However appraisal document reflects x.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value Loan Value: $xxxxxx.xx Tape Value: $xxxxxx.xx Variance: $xxxx.xx Variance %: x.xxxxx% Comment: Updated As per Appraisal document. Tape Source: Initial Tape Type:	1: Acceptable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed:24
Times 1X30:0
Times 1X60:0
Times 1X90:0
Currently Delinquent? :No
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:0
Max Days Dlq Last 12 Mos:0
Verification Type:Credit Report	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :Not Applicable
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
Max Days Dlq Last 12 Mos:Not Applicable
Verification Type:Not Applicable	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :Not Applicable
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
Max Days Dlq Last 12 Mos:Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
																																																																																																																		Max Days Dlq Last 12 Mos:Not Applicable	Mos Reviewed:Not Applicable Times 1X30:Not Applicable Times 1X60:Not Applicable Times 1X90:Not Applicable Currently Delinquent? :Not Applicable Total Delinquent:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
72448062	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$24,457.04	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$2,872.19	$3,860.68	4.550%	480	xx	xx	Conventional	Fixed	Purchase	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	5 + Family	xx	xx	Investor	Yes	Yes	No	791	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2022 and recorded on xx/XX/2022, in the amount of $xx, with MERS as nominee for xx, with Instrument#2022-xx.

There is no chain of assignment as the subject mortgage is with the original lender MERS as nominee for xx.

No active judgments or liens have been found against the borrower.

1st and 2nd installment county taxes of 2021 have been paid on xx/XX/2022 in the amount of $xx.	According to the payment history seller’s tape data as of xx/XX/2022, the loan was originated on xx/XX/2022 with payment date as xx/XX/2022. The P&I is in the amount of $2,872.19. The UPB reflected is in the amount of $xx.	xx:The current status of the loan is performing.
According to the payment history seller’s tape data as of xx/XX/2022, the loan was originated on xx/XX/2022 with payment date as xx/XX/2022. The P&I is in the amount of $2,872.19. The UPB reflected is in the amount of $xx.
Borrower's employment details are not available. xx:xx:xx	Not Applicable	Initial 1003_Application	Field: Age of Loan Loan Value: x Tape Value: x |---| -x |----| -xxx.xxxxx% Comment: NA Tape Source: Initial Tape Type:	3: Curable	* DSCR is less than 1.00 (Lvl 3) "Net operating income is $xx and annual payments (Debt Service) is $xx and there debt service cover ratio (DSCR) is 0.41 which is less than 1."
* Missing Initial 1003_Application (Lvl 3)     "An initial loan application is missing from the loan file."
* Not all borrowers signed HUD (Lvl 3) "The final settlement statement is not signed by the borrower."	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:24
Times 1X30:0
Times 1X60:0
Times 1X90:0
Currently Delinquent? :No
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:0
Max Days Dlq Last 12 Mos:0
Verification Type:Credit Report	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :Not Applicable
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
Max Days Dlq Last 12 Mos:Not Applicable
Verification Type:Not Applicable	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :Not Applicable
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
Max Days Dlq Last 12 Mos:Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
																																																																																																																		Max Days Dlq Last 12 Mos:Not Applicable	Mos Reviewed:Not Applicable Times 1X30:Not Applicable Times 1X60:Not Applicable Times 1X90:Not Applicable Currently Delinquent? :Not Applicable Total Delinquent:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
50977876	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$7,021.70	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,617.06	4.800%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Alternative	No	Not Applicable	Not Applicable	Not Applicable	$5,720.29	Unavailable	Not Applicable	5 + Family	xx	xx	Investor	Yes	Yes	No	791	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2022 and recorded on xx/XX/2022 in the amount of $xx with MERS as nominee for xx, with Instrument#2022-xx.

There is no chain of assignment as the subject mortgage is with the original lender MERS as nominee for xx.

There is a notice of special tax lien against the subject property in the favor of “xx” which was recorded on xx/XX/2019.

1st and 2nd installment county taxes of 2021 have been paid on xx/XX/2021 in the amount of $7,021.70.	According to the payment history seller’s tape data as of xx/XX/2022, the loan was originated on xx/XX/2022 with payment date as xx/XX/2022. The P&I is in the amount of $4,617.06. The UPB reflected is in the amount of $xx.	xx:The current status of the loan is performing.
According to the payment history seller’s tape data as of xx/XX/2022, the loan was originated on xx/XX/2022 with payment date as xx/XX/2022. The P&I is in the amount of $4,617.06. The UPB reflected is in the amount of $xx.
Borrower's employment details are not available. xx:xx:xx	Not Applicable	HUD-1 Closing Statement	Field: Age of Loan Loan Value: x Tape Value: x |---| -x |----| -xxx.xxxxx% Comment: Age of loan is x. Tape Source: Initial Tape Type:
Field: Number Of Units Loan Value: x Tape Value: x Variance: x Variance %: xx.xxxxx% Comment: Tape Source: Initial Tape Type:	3: Curable	* DSCR is less than 1.00 (Lvl 3) "The net operating income is $xx and annual payments (Debt Service) is $xx and there debt service cover ratio (DSCR) is 0.19 which is less than 1."
* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final CD is missing from the loan file."	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:24
Times 1X30:0
Times 1X60:0
Times 1X90:0
Currently Delinquent? :No
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:0
Max Days Dlq Last 12 Mos:0
Verification Type:Credit Report	Mos Reviewed:24
Times 1X30:0
Times 1X60:0
Times 1X90:0
Currently Delinquent? :No
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:0
Max Days Dlq Last 12 Mos:0
Verification Type:Credit Report	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :Not Applicable
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
Max Days Dlq Last 12 Mos:Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
																																																																																																																		Max Days Dlq Last 12 Mos:Not Applicable	Mos Reviewed:Not Applicable Times 1X30:Not Applicable Times 1X60:Not Applicable Times 1X90:Not Applicable Currently Delinquent? :Not Applicable Total Delinquent:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
55693289	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,024.54	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,436.95	5.800%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	3 Family	xx	xx	Investor	Yes	Yes	No	803	785	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2022 in the amount of xx with MERS as nominee for xx which was recorded on xx/XX/2022.
There is no chain of assignment as the subject mortgage is with the original lender MERS as nominee for xx.
No active judgments or liens have been found.
Annual county taxes for 2021 have been paid in the amount of $2894.84.
Annual city taxes for 2022 have been paid in the amount of $1129.70.
No prior year delinquent taxes have been found.	As per the tape of the payment history, the borrower is current with the loan and the next payment is due for xx/XX/2022. The first was due for xx/XX/2022. The UPB is $xx. The P&I is $1,436.95 and PITI is $1,902.23. The UPB is $xx	xx:The loan is currently performing and the next payment is due xx/XX/2022. The first was due for xx/XX/2022. No records for foreclosure and bankruptcy have been found. Unable to determine the current occupancy of the subject property. xx:xx:xx	Not Applicable	Initial Escrow Acct Disclosure Notice of Servicing Transfer	Field: Age of Loan Loan Value: x Tape Value: x |---| -x |----| -xxx.xxxxx% Comment: Updated as per document Tape Source: Initial Tape Type:
Field: Original Appraised Value Loan Value: $xxxxxx.xx Tape Value: $xxxxxx.xx Variance: $-xxxxx.xx Variance %: -x.xxxxx% Comment: Original appraised value is xxx,xxx.xx Tape Source: Initial Tape Type:	3: Curable	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure signed by borrower is missing from loan documents."
* Not all borrowers signed HUD (Lvl 3)     "Hud-1 is not hand singed by borrowers."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3) "Servicing transfer disclosure is missing from the loan documents."	* Income documentation does not meet guidelines (Lvl 2) "Need seller initials on the lease agreement for the Apartment#2 (xx)"
* Missing borrower sign and date (Lvl 2) "1-4 Family rider, prepayment & SFR rider is not signed & dated by borrower."	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed:24
Times 1X30:0
Times 1X60:0
Times 1X90:0
Currently Delinquent? :No
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:0
Max Days Dlq Last 12 Mos:0
Verification Type:Credit Report	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :Not Applicable
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
Max Days Dlq Last 12 Mos:Not Applicable
Verification Type:Not Applicable	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :Not Applicable
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
Max Days Dlq Last 12 Mos:Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
																																																																																																																		Max Days Dlq Last 12 Mos:Not Applicable	Mos Reviewed:Not Applicable Times 1X30:Not Applicable Times 1X60:Not Applicable Times 1X90:Not Applicable Currently Delinquent? :Not Applicable Total Delinquent:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
44138641	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,740.66	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,914.68	3.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Investor	Yes	Yes	No	802	Not Applicable	33.058%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2022 reflects that the subject mortgage was originated on xx/XX/2021 with the lender MERS as nominee for xx in the amount of $xx, which was recorded on xx/XX/2021 Instrument# | Book/Page# xx / 467.
There is no chain of assignment as the subject mortgage is with the original lender MERS as nominee for xx.
No active liens and judgments have been found against the borrower and the property.
No prior year’s delinquent taxes have been found.	According to a review of the payment history as of xx/XX/2021, the loan is currently performing and the next due date for the regular payment is xx/XX/2022. The last payment was received on xx/XX/2021 in the amount of P&I $3,670.62 with the rate of interest 3.990%, which was applied for the due date of xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.	xx:The current status of loan is performing. The next due date for the regular payment is xx/XX/2022. The UPB reflected in the latest payment history is in the amount of $xx.
The borrower xx has been working at xx for 45 years.
Unable to determine the current condition and occupancy of the subject property. xx:xx:xx	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| x.xxx% |----| x.xxxxx% Comment: Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $x.xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: MMxxxxxxx   Tape Value: xxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxMM   Tape Value: xxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-x Line xxx)   Loan Value: $xxxxxx.xx   Tape Value: $xxxxxx.xx   Variance: $xxxxxx.xx   Variance %: xxx.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Subject Property Type Loan Value: x Family Tape Value: Single Family Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Property is NOO. Subject approve/eligible at 32%. Property is NOO. Subject approve/eligible at 32%. Tape shows missing other investment property debts, other rental income not supported and SE income not supported."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
27769716	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other	$0.00	$13,509.76	01/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,505.13	3.000%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	770	Not Applicable	42.540%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2022 shows that the subject mortgage was originated on xx/XX/2021 and was recorded on xx/XX/2021 in the amount of $xx, with MERS as nominee for xx, recorded with the Instrument/ Book/Page# xx.

There is no chain of assignment as the subject mortgage is with the original lender MERS as nominee for xx.

No active liens and judgments have been found against borrower and property.

There are no prior year real estate delinquent taxes.	According to the payment history seller’s data as of xx/XX/2022, the loan has been paid in full. The last payment was received on xx/XX/2022, which was applied for the due date of xx/XX/2022 for the total amount of $xx. The UPB per payment history is in the amount of $0.00. However, the UPB reflected as per the payment history seller’s data is in the amount of $xx with the next due date of xx/XX/2022.	xx:The current status of the loan is paid in full.
According to the payment history seller’s data as of xx/XX/2022, the loan has been paid in full. The last payment was received on xx/XX/2022, which was applied for the due date of xx/XX/2022 for the total amount of $xx. The UPB per payment history is in the amount of $0.00. However, the UPB reflected as per the payment history seller’s data is in the amount of $xx with the next due date of xx/XX/2022.
No evidence of damage or repairs has been found.
No evidence has been found regarding COVID-19.
As per the 1003,borrower is the owner of “xx” for 27 years. xx:xx:xx	Not Applicable	Appraisal (Incomplete)	Field: Deferred Balance Amount Loan Value: Not Applicable Tape Value: $x.xx |---| |----| Comment: updated as per review. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xxx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Collateral Value used for Underwriting: xxx,xxx.xx. Amount of Secondary Lien(s): $x.xx. Loan Amount: $xx CLTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -x (Days)   Variance %:    Comment: The Note reflects the Original Note Doc Date as x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Collateral Value used for Underwriting: xxx,xxx.xx. Loan Amount: $xx CLTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxx   Tape Value: xxxxxxxxxx   Variance:    Variance %:    Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxx   Tape Value: xxxxxxxxxx   Variance:    Variance %:    Comment: updated as per review.   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Maturity Date Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx Variance: -xx (Days) Variance %: Comment: The Note reflects the Maturity Date as x/XX/xxxx. Tape Source: Initial Tape Type:	3: Curable		* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "PIW disclosure signed by the borrower is missing from the loan documents"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 42.520%. Tape shows income miscalculation as missed alimony debt and SE income was not supported and business may not even be open and DTI may be over 50%. Unable to rely on docs in file and unable to calc ATR."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
80445917	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$12,466.47	02/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,731.66	2.500%	300	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	752	Not Applicable	48.228%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2020 in favor of MERS as nominee for xx, in the amount of xx and recorded on xx/XX/2021.
There is no chain of assignment as the subject mortgage is with the original lender MERS as nominee for xx.
No active judgments or liens have been found.
1st installment school taxes for 2022 have been paid in the amount of $4312.54.
2nd installment school taxes have been due in the amount of $4312.54.
1st installment combined taxes for 2022 have been paid in the amount of $1978.32.
2nd installment combined taxes have been due in the amount of $4312.54.
No prior year delinquent taxes have been found.	As per the review of payment history as of xx/XX/2022, the borrower is current with the loan and the next payment is due for xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $3,041.87 which was applied for xx/XX/2022. The current P&I is $1,731.66 and rate of interest is 2.500% and PITI is $3,041.87. The current UPB reflected is in the amount of $xx.	xx:The loan is currently performing and the next payment is due for xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $3,041.87 which was applied for xx/XX/2022. No records for foreclosure and bankruptcy has been found. The RFD is unable to be determined. No repairs ad damages have been fund. No comments have been found stating the borrower’s income was impacted by covid. The borrower xx for 5 years. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Deferred Balance Amount Loan Value: Not Applicable Tape Value: $x.xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xx (Days)   Variance %:    Comment: As per the review of payment history as of x/XX/xxxx, the borrower is current with the loan and the next payment is due for x/XX/xxxx. The last payment was received on x/XX/xxxx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: CLTV is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: -x (Days)   Variance %:    Comment: Note doc date is xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: LTV is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxx   Tape Value: x.xxxxxxxxxExx   Variance:    Variance %:    Comment: As per the payment history, the string is xxxxxxxxxxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxx   Tape Value: xxxExxxxxxxxx.x   Variance:    Variance %:    Comment: As per the payment history, the string reversed is xxxxxxxxxxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/XX/xxxx Tape Value: x/XX/xxxx Variance: -xx (Days) Variance %: Comment: Stated maturity date as xx/XX/xxxx. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan fails Compliance Ease delivery and timing test for Initial closing disclosure dated 11/XX/2020. Document is electronically signed on 11/XX/2020 which is less than 3 business days from the consummation date 11/XX/2020."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan approved at 48.228%. Tape shows loan was purchased due to documentation of S/E income is missing and including debt of REO into liabilities may push DTI to over 89%. Unable to rely on documents in file and unable to calculate ATR."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.228%, the borrower’s income is $7,144.67 and total expenses are in the amount of 3,445.73 and the loan was underwritten by DU (xx) and its recommendation is “Approve/Eligible” with a DTI of 48.23%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
12613825	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,276.08	02/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$370.91	2.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	16.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	714	Not Applicable	20.731%	First	Final policy	Not Applicable	$7,500.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2020 with lender MERS as nominee for xx, and recorded on xx/XX/2020 for the amount of $xx.
There is junior mortgage originated on xx/XX/2020 with lender xx recorded on xx/XX/2020 for the amount of $7500.00.
There are no active liens and judgments against the borrower.
Taxes for the year 2020 have been paid for the amount of $2276.08. No prior year tax delinquency has been found.	According to the payment history as of dated xx/XX/2022, the borrower is regular with the payment and the next due date is xx/XX/2022. The last payment was received on xx/XX/2022 for the amount of $681.97xx. The monthly P&I is in the amount of $370.91 with an interest rate of 2.875%. The current UPB is reflected in PH for the amount of $xx.	xx:The current status of the loan is performing. According to the payment history as of xx/XX/2022, the borrower is regular with the payment and the next due date is xx/XX/2022. The last payment was received on xx/XX/2022 for the amount of $681.97xx. The monthly P&I is in the amount of $370.91 with an interest rate of 2.875%. The current UPB is reflected in PH for the amount of $xx.
No comments have been found regarding the foreclosure and bankruptcy. The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. Also, no comments have been found regarding the income impacted due to covid-19. The borrower is working as xx for 3 months. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Deferred Balance Amount Loan Value: Not Applicable Tape Value: $x.xx |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral value used for underwriting: $xx Loan amount: $xx LTV =xx.xxx %.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per the note document property street address street name is "xx".   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/XX/xxxx Tape Value: xx/XX/xxxx Variance: -xx (Days) Variance %: Comment: As per note document stated maturity date xx/XX/xxxx. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Seller tape reflects loan was re purchased due to bankruptcy seasoning not met. BK discharge on Jan2020. Subject loan closed on Sept 2020."
* LTV / CLTV > 100% (Lvl 3)     "Collateral value used for underwriting:  $xx. Amount of secondary lien(s):  $7,500.00. Loan amount: $xx. CLTV =102.00%. Elevated for client review."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
99759452	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other	$0.00	$3,505.91	02/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,266.15	4.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	757	Not Applicable	26.518%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 in favor of MERS as nominee for xx, in the amount of xx
There is no chain of assignment as the subject mortgage is with the original lender MERS as nominee for xx,
There is a prior mortgage in the amount of $xx
There is a tax lien against the subject property in the amount of $5755.23 which was recorded on xx/XX/2021 in the favor of xx.
1st, 2nd and 3rd installment town taxes for 2021 have been paid in the amount of $2481.81.
4th installment town taxes have been due in the amount of $1065.53.
No prior year delinquent taxes have been found.	As per the tape data of payment history as of xx/XX/2022, the borrower is current with the loan and the next payment is due for xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $1,625.23 which was applied for xx/XX/2022. The current P&I is $1,266.15 and rate of interest is 4.125% and PITI is $1,625.23. The current UPB reflected is in the amount of $xx.	xx:The loan is currently performing and the next payment is due for xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $1,625.23 which was applied for xx/XX/2022. No records for foreclosure and bankruptcy has been found.Unable to determine the occupancy and current condition of the subject property. The borrower xx has been working at xx.	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| x.xxx% |----| x.xxxxx% Comment: As per tape data, Post Close DTI is xx.xxx%. However Final Application documents reflects as xx.xxx%. Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $x.xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xx (Days)   Variance %:    Comment: Stated maturity date x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: x Family Tape Value: Single Family Variance: Variance %: Comment: Subject property type x Family. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "This loan failed revised closing disclosure delivery waiting period test due to changes before consummation requiring a new waiting period. APR becomes inaccurate."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 10/XX/2021 does not reflect survey fee. However, post closing disclosure dated 01/XX/2020 reflects survey at $100.00. This is an increase in fee of $100.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3) "Subject is HPML originated under Mass Housing bond loan program. However, MI is not required on the loan as the Mass Housing self insures."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed MA 209 CMR 32.35 higher-priced mortgage loan test due to APR calculated 4.709% exceeds APR threshold of 4.700% over by +0.009%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
																																																																																								* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed higher-priced mortgage loan test due to APR calculated 4.709% exceeds APR threshold of 4.700% over by +0.009%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
55017673	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,608.00	02/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,081.01	3.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	722	Not Applicable	44.738%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2022 reflects that the subject mortgage was originated on xx/XX/2021 with the lender MERS as nominee for xx, in the amount of $xx, which was recorded on xx/XX/2021 Instrument# | Book/Page# xx.
There is no chain of assignment as the subject mortgage is with the original lender MERS as nominee for xx, LTD.
No active liens and judgments have been found against the borrower and the property.
Combined 1st half taxes of 2022 are due on xx/XX/2022 in the amount of $1,307.00.
Combined 2nd half taxes of 2022 are due on xx/XX/2022 in the amount of $1,307.00.
No prior year’s delinquent taxes have been found.	According to a review of the payment history as of xx/XX/2022, the loan is currently performing and the next due date for the regular payment is xx/XX/2022. The last payment was received on xx/XX/2022 total in the amount of PITI $1,359.51 which includes P&I $1,081.01 with the rate of interest 3.000%, which was applied for the due date of xx/XX/2022. The UPB reflected in the latest payment history is in the amount of $xx.	xx:According to the review of the servicing comments, the current status of loan is performing. The next due date for the regular payment is xx/XX/2022. The UPB reflected in the latest payment history is in the amount of $xx.
No comments have been found regarding reason for default.
The borrower xx is working as xx for 3 years.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No details have been found regarding damage. xx:xx:xx	Not Applicable	Field: Borrower #x Middle Name Loan Value:xx Tape Value: xx |---| |----| Comment: The Note dated xx/XX/xxxx and signed at closing, reflects the Borrower's Middle Name as xx. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -xx.xxx%   Variance %: -xx.xxxxx%   Comment: The borrower’s income is $x.xxx.xx and total expenses are in the amount of $x,xxx.xx. So calculated DTI ratio is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $x.xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral Value used for Underwriting:$xx. Amount of Secondary Lien(s):$x. Loan Amount:$xx. CLTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -x (Days)   Variance %:    Comment: Note document reflects note date as x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral Value used for Underwriting:$xx. Loan Amount:$xx. LTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxx   Tape Value: xxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxx   Tape Value: xxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-x Line xxx)   Loan Value: $xxxxxx.xx   Tape Value: $xxxxxx.xx   Variance: $-xxxx.xx   Variance %: -x.xxxxx%   Comment: Final CD dated xx/XX/xxxx reflects sales price as $xx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xx (Days)   Variance %:    Comment: Note document reflects stated maturity date as x/XX/xxxx   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject approve/eligible at 44.738%. Tape shows loan was re-purchased as the rental income was not documented and undisclosed debt included in liabilities may push DTI to 64.159%. Also missing verification SE business was still open. Unable to rely on docs in file and unable to calc ATR."	* Cash out purchase (Lvl 3) "The subject loan is purchase case. However Final CD dated xx/XX/2021 reflects cash to in the amount of $1,237.80."
																																																																																							* Settlement date is different from note date (Lvl 3) "Final CD reflects closing date as 04/XX/2021. Notary's signature date on the Deed of Trust is xx/XX/2021. Note date is xx/XX/2021."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.738%, the borrower’s income is $3.464.48 and total expenses are in the amount of $1,549.95 and the loan was underwritten by DU (xx) and its recommendation is “Approve/Eligible” with a DTI of 44.10%."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
12586690	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$10,497.46	02/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,773.00	3.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	714	Not Applicable	46.262%	First	Final policy	Not Applicable	Not Applicable	Unavailable	$624,476.88	Not Applicable	3.000%	$2,632.82	01/XX/2022	Financial Hardship	As per the updated title report dated xx/XX/2022, the subject mortgage was originated and recorded on xx/XX/2020 in the amount of $xx with MERS as nominee for xx, with Instrument#2020 xx|Book/Page#xx/231.

There is no chain of assignment as the subject mortgage is with the original lender MERS as nominee for xx.
There is a municipal lien certificate against the subject property in the favor of “xx” in the amount of $7,689.74 which was recorded on xx/XX/2020.
4th installment town taxes of 2022 are due on xx/XX/2022 in the amount of $2,585.52.	According to the payment history as of xx/XX/2022, the last payment was received on xx/XX/2022 which was applied for the due date of xx/XX/2022 and the next due date for payment is xx/XX/2022. The P&I is in the amount of $2,632.82 and PITI is in the amount of $3,618.32. The UPB reflected as per the payment history is in the amount of $xx.	xx:The current status of the loan is performing.
According to the payment history as of xx/XX/2022, the last payment was received on xx/XX/2022 which was applied for the due date of xx/XX/2022 and the next due date for payment is xx/XX/2022. The P&I is in the amount of $2,632.82 and PITI is in the amount of $3,618.32. The UPB reflected as per the payment history is in the amount of $xx.
As per the comment dated xx/XX/2021, the reason for default is unemployment.
No evidence has been found regarding damage or repairs in the latest servicing comments.
As per the 1003, currently the borrower is working at the xx for 5 months.
No foreclosure activity has been found.
No pertaining bankruptcy-related details have been found. xx:xx:xx	As per the comment dated 11/XX/2021, the loan was modified between the borrower and the lender. The new modified principal balance is in the amount of $xx with interest rate starting at 3.00 % and the borrower promises to pay P&I in the amount of $2,632.82 beginning from 1/XX/2022. The maturity date as per modification is 12/XX/2051. The interest-bearing amount is $xx. There are no deferred balance and principal forgiven amount.	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| x.xxx% |----| x.xxxxx% Comment: Total original PTIA for Debt Ratios: (Real estate taxes $xxx.xx + Hazard insurance $xxx.xx + Flood insurance $xx.xx + MI $xx.xx + HOA Dues $xx.xx + other debts $x,xxx.xx ) equals $xx. Monthly income $xx. DTI reflects xx.xxx%. Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $x.xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: x.xxx%   Variance: xx.xxx%   Variance %: xx.xxxxx%   Comment: Collateral value used for underwriting: $xx. Amount of secondary lien: $x.xx. Loan amount: $xx. CLTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: x.xxx%   Variance: xx.xxx%   Variance %: xx.xxxxx%   Comment: Collateral value used for underwriting: $xx. Loan amount: $xx. LTV (CLTV) = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/XX/xxxx Tape Value: x/XX/xxxx Variance: xxx (Days) Variance %: Comment: The note reflects the maturity date as x/XX/xxxx. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that increase more than 10% test. Initial loan estimate dated 1/XX/2020 reflects recording fee at $475.00. However, final CD dated 1/XX/2020 reflects recording fee at $822.50. This is a fee increase of $300.00 for charges that cannot increase more than 10%. Valid COC for the increase in fee amount is missing in the loan documents"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 46.26%. Tape shows income and liability miscalculation may push DTI higher. No further details provided. Unable to rely on docs in file and unable to calc ATR."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 46.262% as the borrower’s income is $xx and total expenses are in the amount of $xx and the loan was underwritten by DU (xx) and its recommendation is “Approve/Eligible” with a DTI of 46.26%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
60017757	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,353.88	03/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,117.61	2.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	Yes	717	Not Applicable	48.486%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2020 with lender MERS as nominee for xx, and recorded on xx/XX/2020 for the amount of $xx.
There are prior credit card judgments against the borrower.
The first prior credit card judgment was recorded on xx/XX/2014 for the amount of $5617.82 in the favor of xx.
The second prior credit card judgment was recorded on xx/XX/2014 for the amount of $1964.52 in the favor of xx.
Annual county taxes for the year 2021 have been paid for the amount of $8353.88. No prior year tax delinquency has been found.	According to the payment history as of xx/XX/2022, the borrower is regular with the payment and the next due date is xx/XX/2022. The last payment was received on xx/XX/2022 for the amount of $2117.61 with an interest rate of 2.875%. The current UPB is reflected in PH for the amount of $xx.	xx:The current status of the loan is performing. According to the payment history as of xx/XX/2022, the borrower is regular with the payment and the next due date is xx/XX/2022. The last payment was received on xx/XX/2022 for the amount of $2117.61 with an interest rate of 2.875%. The current UPB is reflected in PH for the amount of $xx.
No evidences have been found regarding the foreclosure and bankruptcy as the latest CH is missing. The occupancy is unable to be determined. The borrower is working as xx, for more than 10 years. xx:xx:xx	Not Applicable	Field: Borrower #x First Name Loan Value: Not Applicable Tape Value: xx|---| |----| Comment: N/A. Tape Source: Initial Tape Type:
Field: Borrower #x Last Name   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Borrower #x Middle Name   Loan Value: Not Applicable   Tape Value: P   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Borrower x Current Employer x Contact Name   Loan Value: Mala Lawn and Lanscape Services, Inc   Tape Value: Maia Lawn and Landscap   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Borrower x Current Employer x Position/Type of Business   Loan Value: xx of Operations   Tape Value: xx of Oper   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: -x.xxx% Variance %: -x.xxxxx% Comment: The borrower's monthly income is $xx after subject loan the proposed amount $x,xxx.xx and total non-housing Payments is $x,xxx.xx. Hence, the calculated DTI ratio is xx.xxx%. Tape Source: Initial Tape Type:	4: Unacceptable	* Property Marketability Issues (Lvl 4) "Subject sold 10/XX/20 for $700K with mortgage $510K. Tape shows comps were inappropriate. 1008 in file shows lender valuation concern. Appraisal shows 6 comps in Palm Beach with closest over 1 mile away but appears they had to go 5-6 miles out to get value. Elevated for client review."		* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.486% as the borrower’s income is $xx and total expenses are in the amount of $6,499.35 and the loan was underwritten by DU (xx) and its recommendation is “Approve/Eligible” with a DTI of 48.486%."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
10716175	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	01/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,709.59	2.375%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	731	724	53.006%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 which recorded on xx/XX/2021 in the amount of $xx with xx.
There is no chain of assignment as the subject mortgage is with the original lender xx.
Active liens and judgments against the borrower:
Civil judgment against the borrower recorded prior to the subject mortgage on xx/XX/2013 in the amount of $1,515.11 in favor of xx.
No delinquent taxes have been found.	According to the payment history as of xx/XX/2022, the borrower is current with the payments. The last payment was received on xx/XX/2022 which was applied to xx/XX/2022. The next due date for payment is xx/XX/2022. The P&I is in the amount of $1,709.59 and PITI is in the amount of $2,446.51. The UPB reflected as per the payment history is in the amount of $xx.	xx:The loan is currently is performing. According to the payment history as of xx/XX/2022, the borrower is current with the payments. The last payment was received on xx/XX/2022 which was applied to xx/XX/2022. The next due date for payment is xx/XX/2022. The P&I is in the amount of $1,709.59 and PITI is in the amount of $2,446.51. The UPB reflected as per the payment history is in the amount of $xx.
Unable to determine the current occupancy and condition of the subject property.
As per the 1003 document the borrower is working as a xx for 9.3 years.
Covid-19 attestation is located at xx. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: N/A. Tape Source: Initial Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx Variance: -xx (Days) Variance %: Comment: Stated maturity date is x/XX/xxxx. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan has failed Reimbursement Amount Validation Test and Consummation or Reimbursement Date Validation Test."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "The loan failed the RESPA timing test because the Loan Estimate, Settlement Services Provider List were issued 14 days after initial application date.  Loan application date is 10/XX/2020 and the documents are dated 10/XX/2020."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test and charges that in total cannot increase more than 10% tolerance test due to loan failed Initial LE estimate delivery and timing test. Initial LE dated 10/XX/2020 delivered on 10/XX/2020 which is more than 3 business days from initial application date 10/XX/2020."
* Intent to Proceed Missing  (Lvl 3)     "The borrower's intent to proceed is missing in loan file."
* Loan does not conform to program guidelines (Lvl 3)     "Tape data shows loan approved under the GFSFA Platinum Select bond program and has a DTI cap of 50% and the loan closed with a 53.01% DTI. Exception request was declined by the investor."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Missing Required Disclosures (Lvl 3) "Your home loan toolkit / acknowledgment / disclosure tracking is missing in the loan file."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 53.006%, the borrower income was $6,028.53 and total expenses are in the amount of $3,195.50 and the loan was underwritten by DU (xx) and its recommendation is “Approve/Eligible” with a DTI of 53.01%."		Moderate	Pass	Pass	No Result	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
23854791	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,424.73	02/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$697.06	2.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Secondary	Yes	Yes	No	792	Not Applicable	43.366%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2022 shows that the subject mortgage was originated in the amount of $xx on xx/XX/2020 with the lender MERS as nominee for xx. which was recorded on xx/XX/2020.
The chain of assignment has been completed as the subject mortgage is with the original lender MERS as nominee for xx.
 No active judgments or liens have been found.
Taxes of 2021 have been paid in the amount of $5,424.73.	According to the payment history as of xx/XX/2022, the borrower is current with the loan and the last payment was received on xx/XX/2022 which was applied for xx/XX/2022 and the next due date for the payment is xx/XX/2022. The P&I is in the amount of $697.06 and PITI is in the amount of $848.55. The UPB reflected is in the amount of $xx.	xx:As per the review of the servicing comments, the current status of the loan is performing and according to the payment history as of xx/XX/2022, the borrower is current with the loan and the last payment was received on xx/XX/2022 which was applied for xx/XX/2022 and the next due date for the payment is xx/XX/2022. The P&I is in the amount of $697.06 and PITI is in the amount of $848.55. The UPB reflected is in the amount of $xx.
The reason for default is unable to be determined.
No comments have been found regarding foreclosure in the latest servicing comments.
No comments have been found regarding bankruptcy in the latest servicing comments.
The subject property has been occupied by the owner.  Recent servicing comments do not reflect any damage pertaining to the subject property.
The borrower is working at xx for 42.8 years. xx:xx:xx	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| xx.xxx% |----| xx.xxxxx% Comment: xx.xxx%. Tape Source: Initial Tape Type:
Field: MI Company   Loan Value: xx   Tape Value: Other   Variance:    Variance %:    Comment: xx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: xx.xx%.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Property address reflects xx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: x/XX/xxxx Tape Value: xx/XX/xxxx Variance: -xx (Days) Variance %: Comment: The Note reflects the Maturity Date as x/XX/xxxx. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "1. This loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

2. This loan failed the closing or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date)."
* ComplianceEase RESPA Test Failed (Lvl 3)     "An initial loan application is dated 06/XX/2020 whereas all the initial disclosures and LE are dated 07/XX/2020. Provided disclosure tracking sheet shows an initial LE dated 07/XX/2020.

1. This loan failed the written list of service providers disclosure date test The written list of service providers disclosure date is later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions.

2. This loan failed the homeownership counseling organizations disclosure date test since the loan has a homeownership counseling organizations disclosure date (07/XX/2020) that is not within three business days of the loan originator's application date (or the date creditor received application (06/XX/2020).

3. This loan failed the initial loan estimate delivery date test since the initial loan estimate delivery date (07/XX/2020) is later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or broker receives the consumer's written application (06/XX/2020)."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "1. This loan failed the charges that cannot increase test. Missing valid COC for a total fee increased of $1,013.87 on final CD dated 08/XX//2020. There is a total fee increased of $1,013.87 for a non-shoppable fee which exceeded the 0% tolerance for non-shoppable fees.

2. This loan failed the charges that in total cannot increase more than 10% test. Missing valid COC for the total fees increased of $2,435.77 on the final CD dated 08/XX//2020.
																																																																																							Provided final CD reflects the cumulative fees in B section increased in the amount of $2,435.77 in creditor's providers fees which exceeded the 10% tolerance for creditor's providers fees."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 28.86%. Tape shows loan was repurchased due to borrower misrepresentation. No further details available. Unable to rely docs in file and unable to calc ATR."		Moderate	Not Covered	Pass	Fail	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
78792708	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,595.57	02/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,067.58	2.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	Other	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	705	Not Applicable	42.604%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2020 and recorded on xx/XX/2020 in the amount of $xx with MERS as nominee for xx., with Instrument#2019-xx.

There is no chain of assignment as the subject mortgage is with the original lender MERS as nominee for xx.
No active judgments or liens have been found against the borrower.

Annual county taxes of 2021 have been paid on xx/XX/2021 in the amount of $3,451.75.	According to the payment history as of xx/XX/2022, the last payment was received on xx/XX/2022 which was applied for the due date of xx/XX/2022 and the next due date for payment is xx/XX/2022. The P&I is in the amount of $1,067.58 and PITI is in the amount of $2,130.83. The UPB reflected as per the payment history is in the amount of $xx and deferred balance is $xx.	xx:The current status of the loan is performing.
According to the payment history as of xx/XX/2022, the last payment was received on xx/XX/2022 which was applied for the due date of xx/XX/2022 and the next due date for payment is xx/XX/2022. The P&I is in the amount of $1,067.58 and PITI is in the amount of $2,130.83. The UPB reflected as per the payment history is in the amount of $xx and deferred balance is $xx.
The reason for default is unable to be determined from the latest servicing comments.
No evidence has been found regarding damage or repairs in the latest servicing comments.
As per the 1003, currently the borrower is working at the xx for 9.10 years.
No foreclosure activity has been found.
No pertaining bankruptcy-related details have been found. xx:xx:xx	Not Applicable	Appraisal (Incomplete)	Field: Deferred Balance Amount Loan Value: Not Applicable Tape Value: $xxxxx.xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. CLTV = xx.xx%.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: -xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Trial Modification Agreement in file? Loan Value: Yes Tape Value: No Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "Appraisal report in loan file is subject to Completion/Repairs due to construction of the pool. However, Updated 1004D is available at (xx) which reflects construction of the pool is not completed yet."
																																																																																						* Loan has escrow holdback. No proof it was released (Lvl 4) "Final closing disclosure reflects escrow holdback in the amount of $xx. However, proof or release of escrow holdback is missing from the loan documents."				Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
33614379	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	01/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$553.38	3.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	635	677	20.389%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2016 which was recorded on xx/XX/2016 in the amount of $xx with xx.
There is no chain of assignment as the subject mortgage is with the original lender xx.
No active liens and judgments against the borrower.
No delinquent taxes have been found.	According to the payment history as of xx/XX/2022, the borrower is current with the payments. The last payment was received on xx/XX/2022 which was applied to xx/XX/2022. The next due date for payment is xx/XX/2022. The P&I is in the amount of $553.38 and PITI is in the amount of $772.21. The UPB reflected as per the payment history is in the amount of $xx.	xx:The loan is currently is performing. According to the payment history as of xx/XX/2022, the borrower is current with the payments. The last payment was received on xx/XX/2022 which was applied to xx/XX/2022. The next due date for payment is xx/XX/2022. The P&I is in the amount of $553.38 and PITI is in the amount of $772.21. The UPB reflected as per the payment history is in the amount of $xx.
Unable to determine the current occupancy and condition of the subject property.
As per the 1003 document the borrower is working as a xx for 16.08 years.
No foreclosure activity has been found.
No details related to the bankruptcy have been found. xx:xx:xx	Not Applicable	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: N/A. Tape Source: Initial Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx.xxx%   Tape Value: xx.xxx%   Variance: xx.xxx%   Variance %: xx.xxxxx%   Comment: "Collateral Value used for Underwriting: $xx Loan Amount: $xx CLTV = xxx.xxx%."   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Maturity Date Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx Variance: -xx (Days) Variance %: Comment: As per tape data, Stated maturity date is xx/XX/xxxx .However note documents reflects it xx/XX/xxxx. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject approved at 20.39%. Tape shows BWR misrepresentation as was not employed at closing. Further details not provided. Unable to rely on docs in file and unable to calc ATR."	* Intent to Proceed Missing (Lvl 3) "The borrower's intent to proceed is missing in loan file."	* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TILA Finance Charge Test due to finance charge disclosed on final CD as $xx. Calculated finance charge is $xx for an under disclosed amount of $1,537.38. Reason for finance charge under disclosure is unknown as the Fee Itemization is missing. Subject loan is a purchase, originated on xx/XX/2016 and the SOL is 1 year."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
42581125	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,291.58	02/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,149.13	3.000%	180	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Secondary	Yes	Yes	No	809	Not Applicable	48.276%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of pro-title dated xx/XX/2022 shows that subject mortgage was originated on xx/XX/2016 in the amount of $xx which was recorded on xx/XX/2016 by lender, xx.
No assignment of mortgage has been found. The mortgage is with original lender, xx.
No active judgment or liens have been found.
Property taxes of 2021 are paid on xx/XX/2021. No prior year's delinquent taxes have been found.	Payment history as of xx/XX/2022 shows that loan is performing and next payment due date is xx/XX/2022. The last payment was made on xx/XX/2022 in the amount of $1612.19 for the due date xx/XX/2022. The current UPB is $xx, interest rate is 3.00% and P&I is $1,149.13.	xx:According to collection comments as of xx/XX/2022, the loan is performing and next payment due date is xx/XX/2022. PH shows that last payment was made on xx/XX/2022 in the amount of $1612.49 for the due date xx/XX/2022.
No evidence of Covid impact on borrower's income has been found.
No FC action has been noted.
No records of bankruptcy filed by the borrower have been found.
No evidence of damage or repair has been found.
As per 1003, the borrower is working at xx. for the past 20.08 years. xx:xx:xx	Not Applicable	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: "Collateral Value used for Underwriting: $xx. Loan Amount: $xx CLTV = xx.xxx%."   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/XX/xxxx Tape Value: xx/XX/xxxx Variance: -xx (Days) Variance %: Comment: As per Tape data, Stated Maturity Date is xx/XX/xxxx .However Note documents reflects it xx/XX/xxxx. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "This loan failed revised closing disclosure delivery waiting period Test due to Changes before consummation requiring a new waiting period. APR becomes inaccurate."
* Intent to Proceed Missing (Lvl 3) "Borrower's intent to proceed is missing in loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 48.273%. Seller tape shows BWR misrep as was not employed at closing. Unable to rely on docs in file and unable to calc ATR."
* ComplianceEase TILA Test Failed (Lvl 2)     "Finance charge disclosed on Final CD as $ $xx. Calculated finance charge is $xx for an under disclosed amount of $1,785.90.  Reason for Finance charge under disclosure is unknown as the Fee Itemization is missing. Subject loan is a purchase, originated on 10/XX/2016 and the SOL is 1 year."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.273% as the borrower’s income is $xx and total expenses are in the amount of $5,349.70 and the loan was underwritten by DU (xx) and its recommendation is Approve/Eligible with a DTI of 48.28%."		Moderate	Not Covered	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
29230291	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$5,278.83	02/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,672.05	4.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	Yes	775	797	44.863%	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	As per updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2017 in favor of MERS as nominee for xx, in the amount of xx and recorded on xx/XX/2017.
There is no chain of assignment as the subject mortgage is with the original lender MERS as nominee for xx.
No active judgments or liens have been found.
Annual county taxes for 2021 have been paid in the amount of $5067.68. No prior year delinquent taxes have been found.	As per the review of payment history as of xx/XX/2022, the borrower is current with the loan and the next payment is due for xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $2,007.09 which was applied for xx/XX/2022. The current P&I is $1,788.09 and rate of interest is 4.125% and PITI is $2,007.09. The current UPB reflected is in the amount of $xx.	xx:The loan is currently performing and the next payment is due for xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $2,007.09 which was applied for xx/XX/2022. No records for foreclosure and bankruptcy have been found. No repairs and damages have been found. As per the comment dated xx/XX/2020, the borrower’s income was impacted by covid. Forbearance plans ran and were extended several times from xx/XX/2020 to xx/XX/2021. No further details have been found. The borrower xx., for 5.3 years. xx:xx:xx	This is conventional fixed rate mortgage with P&I of $1,672.05 with the rate of interest 4.125 % and a maturity date of 10/XX/2047. The P&I as per payment history is $1,788.09 and rate of interest is 4.125%; however, there is a change in P&I with respect to Note data which seems that there would be a possible modification.
As per collection comment dated 7/XX/2021. As per current payment history, the borrower has been making the payment as per the new modification terms. The modification agreement is missing from the loan file.
As per the seller’s tape data, the loan was modified on 6/XX/2021. As per the comment dated 6/XX/2021, the loan modification was effective on 8/XX/2021.
Field: Doc Date of Last Modification Loan Value: Unavailable Tape Value: x/XX/xxxx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment: The modification agreement is missing from the loan file.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: Unavailable   Tape Value: xx/XX/xxxx   Variance:    Variance %:    Comment: The modification agreement is missing from the loan file.   Tape Source: Initial   Tape Type:
Field: Trial Modification Agreement in file? Loan Value: Yes Tape Value: No Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Missing valid COC for a fee increase on CD dated 09/XX/2017. LE dated 05/XX/2017 reflects transfer taxes fee of $5,158.00, however, CD dated 09/XX/2017 reflects transfer taxes fee of $5,173.50.00. This is a fee increase of $15.50 for a non-shoppable fee which exceeds the 0% tolerance for non-shoppable fees."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape shows loan was repurchased due to the loan had a previous repurchase alternative with FNMA however the borrower became delinquent during the term of the agreement therefore we were required to repurchase the loan."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.863% as the borrower's income is $7,014.00 and total expenses are in the amount of $3,146.67 per AUS/DU (xx) and its recommendation is Approve/Eligible with 44.86%."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
12419818	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,896.72	02/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,854.55	3.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	809	784	50.284%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2019 and recorded on xx/XX/2019 in the amount of $xx with MERS as nominee for xx., with Instrument#2019-xx.

There is no chain of assignment as the subject mortgage is with the original lender MERS as nominee for xx.
No active judgments or liens have been found against the borrower.

2nd installment county taxes of 2021/2022 are due on xx/XX/2022 in the amount of $3,448.36.	According to the payment history as of xx/XX/2022, the last payment was received on xx/XX/2022 which was applied for the due date of xx/XX/2022 and the next due date for payment is xx/XX/2022. The P&I is in the amount of $1,854.55 and PITI is in the amount of $2,472.17. The UPB reflected as per the payment history is in the amount of $xx.	xx:The current status of the loan is performing.
According to the payment history as of xx/XX/2022, the last payment was received on xx/XX/2022 which was applied for the due date of xx/XX/2022 and the next due date for payment is xx/XX/2022. The P&I is in the amount of $1,854.55 and PITI is in the amount of $2,472.17. The UPB reflected as per the payment history is in the amount of $xx.
The reason for default is unable to be determined from the latest servicing comments.
No evidence has been found regarding damage or repairs in the latest servicing comments.
As per the 1003, currently the borrower is working at the xx.
No foreclosure activity has been found.
No pertaining bankruptcy-related details have been found. xx:xx:xx	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| x.xxx% |----| x.xxxxx% Comment: Borrower DTI ratio percent is xx.xxx%. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -x (Days)   Variance %:    Comment: Note reflects original note document date as x/XX/xxxx.   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Maturity Date Loan Value: xx/XX/xxxx Tape Value: xx/XX/xxxx Variance: -xx (Days) Variance %: Comment: Note reflects stated maturity date as xx/XX/xxxx. Tape Source: Initial Tape Type:	4: Unacceptable	* Closing_Disclosure violations (Lvl 4) "Tape shows Final CD dated xx/XX/2019 was not signed on consummation date. Title company's notary allowed borrower to sign all loan documents even though borrower disagreed with and refused to sign final CD. They signed over a weekend and then signed a revised final CD 2 days later. Unable to cure as final CD was completed post-consummation."	* Intent to Proceed Missing (Lvl 3) "Intent to proceed is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 50.28%, the borrower's income is $xx and total expenses are in the amount of$5,158.82 and the loan was underwritten by LP (xx) and its recommendation is “Accept” with a DTI of 50.00%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
97686049	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,354.72	02/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,383.84	2.990%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	726	735	62.690%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2019 and recorded on xx/XX/2019, in the amount of $xx with MERS as nominee for xx.

There is no chain of assignment. Currently, the subject loan is with original lender xx.

No active judgments or liens have been found.

1st county taxes of 2021-2022 have been paid in the amount of $1,677.36 on xx/XX/2022.

2nd county taxes of 2021-2022 have been due in the amount of $1,677.36.

No prior year delinquent taxes have been found.	According to payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $1,972.79 which was applied for due date xx/XX/2022. The current P&I is in the amount of $1,383.84 and current PITI is in the amount of $1,972.79 with an interest rate of 2.990%. The current UPB reflected as per the payment history is in the amount of $xx.	xx:According to servicing comments, the current status of the loan is performing.

According to payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $1,972.79 which was applied for due date xx/XX/2022. The current P&I is in the amount of $1,383.84 and current PITI is in the amount of $1,972.79 with an interest rate of 2.990%. The current UPB reflected as per the payment history is in the amount of $xx.

As per final application, the borrower xx. is working at xx for 2.11 years.

As per comment dated xx/XX/2021, the subject property is owner occupied. No comment pertaining to the damage on the subject property has been observed.

As per comment dated xx/XX/2020, the borrower’s income is impacted by covid-19. The FB plan was completed on xx/XX/2020.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found. xx:xx:xx	Not Applicable	Appraisal (Incomplete) Mortgage Insurance	Field: Borrower Last Name Loan Value: xx Tape Value: xx |---| |----| Comment: Borrower last name is xx. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx Variance: -xx (Days) Variance %: Comment: Stated maturity date is x/XX/xxxx. Tape Source: Initial Tape Type:	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 62.690%, the borrower's income is $6,191.31 and total expenses are in the amount of $3,881.36 and the loan was underwritten by DU xx and its recommendation is “Refer/Eligible” with a DTI of 62.69%."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Appraisal report in loan file is ‘Subject To’ completion of construction. Subject is new construction and estimate amount of completion is $4,000.00 available in the appraisal report. Final CD does not reflect any escrow holdback. However, 1004D Update/Completion report is missing from the loan documents. Elevated for client review."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan closed at 62.69%. Tape shows loan undisclosed debt of $548 per month pushes DTI over 64.61% and loan is uninsurable. Unable to rely on docs in file and unable to calc ATR."
																																																																																								* MI, FHA or MIC missing and required (Lvl 2) "Mortgage insurance certificate is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
2147885	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$0.00	$2,013.10	02/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$785.56	3.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	805	Not Applicable	44.844%	First	Short Form Policy	Not Applicable	Not Applicable	10/XX/2020	$63,607.99	Not Applicable	3.500%	$289.31	12/XX/2020	Financial Hardship	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2020 and recorded on xx/XX/2020, in the amount of $xx with MERS as nominee for xx.

There is no chain of assignment. Currently, the subject loan is with original lender xx.

No active judgments or liens have been found.

Annual county taxes of 2021 have been paid in the amount of $1,932.58 on xx/XX/2021.

No prior year delinquent taxes have been found.	According to payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $818.47 which was applied for due date xx/XX/2022. The current P&I is in the amount of $289.31 and current PITI is in the amount of $818.47 with an interest rate of 3.500%. The current UPB reflected as per the payment history is in the amount of $xx. The amount of principal $xx has been applied on xx/XX/2020.	xx:According to servicing comments, the current status of the loan is performing.

According to payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $818.47 which was applied for due date xx/XX/2022. The current P&I is in the amount of $289.31 and current PITI is in the amount of $818.47 with an interest rate of 3.500%. The current UPB reflected as per the payment history is in the amount of $xx. The amount of principal $xx has been applied on xx/XX/2020.

Unable to confirm the current employment details from available documents and collection comments.

This modification agreement was made between lender and borrower on xx/XX/2020. As per the modified term, the new principal balance is $xx. The borrower promises to pay $289.31 monthly with a modified interest rate of 3.500% beginning from xx/XX/2020 with a maturity date of xx/XX/2050. The modification does not have a balloon provision. The loan was modified once since origination.

No comment pertaining to the damage on the subject property has been observed.

No foreclosure activity has been found.

No post close bankruptcy record has been found. xx:xx:xx	This modification agreement was made between lender and borrower on xx/XX/2020. As per the modified term, the new principal balance is $xx. The borrower promises to pay $289.31 monthly with a modified interest rate of 3.500% beginning from 12/XX/2020 with a maturity date of 3/XX/2050. The modification does not have a balloon provision. The loan was modified once since origination.	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| -x.xxx% |----| -x.xxxxx% Comment: Borrower DTI ratio is xx.xxx%. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: -xx (Days)   Variance %:    Comment: Modification agreement was made on xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Original standard LTV is xx.xxx%.   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Maturity Date Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx Variance: -xx (Days) Variance %: Comment: The note reflects the loan original maturity date as x/XX/xxxx. Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "Subject approved as owner occupied but tape shows there is an occupancy misrepresentation. Further details not provided."		* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.844% as the borrower’s income is $2,871.46 and total expenses are in the amount of $1,287.88 and the loan was underwritten by DU (xx) and its recommendation is “Approve/Eligible” with a DTI of 44.85%."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
20771442	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,684.36	02/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$985.89	3.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	728	Not Applicable	39.947%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Pro-title report dated xx/XX/2022 shows that subject mortgage was originated on xx/XX/2020 in the amount of $xx with lender, xx. which was recorded on xx/XX/2020.
No assignment of mortgage has been found. The mortgage is with original lender, xx.
There is a junior mortgage on the subject property in the amount of $6690.00 which was recorded on xx/XX/2020 by lender, xx.
No active judgments or liens have been found.
Property taxes of 2021 are paid on xx/XX/2021 in the amount of $4684.36.	Payment history as of xx/XX/2022 shows that loan is performing and next due date is xx/XX/2022. The last payment was made on xx/XX/2022 in the amount of $1195.63 for the due date xx/XX/2022. The current UPB is $xx, interest rate is 3.375% and P&I is $985.89.	xx:According to servicing comments as of xx/XX/2022, the loan is performing and next payment due date is xx/XX/2022. PH shows that last payment was made on xx/XX/2022 in the amount of $1195.63.
No comment stating borrower's income impacted by Covid has been found.
No FC action has been noted.
No evidence of damage or repair has been found.
No records of bankruptcy filed by the borrower have been found.
As per 1003, the borrower is working at xx for the past 1.2 years. xx:xx:xx	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| -x.xxx% |----| -x.xxxxx% Comment: As per tape data, Post close DTI is xx.xxx%. However Final Application documents reflect as xx.xxx%. Tape Source: Initial Tape Type:
Field: MI Company   Loan Value: xx   Tape Value: Other   Variance:    Variance %:    Comment: As per MI certificate MI company name is xx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. CLTV = xx.xx%   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: -xx (Days)   Variance %:    Comment: As per tape data, Stated maturity date is xx/XX/xxxx .However note documents reflects it xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Total Balance of Junior Lien(s) Loan Value: Not Applicable Tape Value: $xxxx.xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Written list of service providers disclosure date test failed due to Written list of service providers dated on 7/XX/2020 which more than 3 business days from the initial application date 7/XX/2020."
* ComplianceEase RESPA Test Failed (Lvl 3)     "The loan failed the RESPA timing test because the homeownership counseling organization disclosure date 7/XX/2020 and Initial loan application dated on 07/XX/2020 which is more than 3 business days from initial application date 7/XX/2020."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Initial loan estimate delivery date test failed due to initial loan estimate dated on 7/XX/2020 and borrower signed on 7/XX/2020 which more than 3 business days from the initial application date 7/XX/2020."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed TRID tolerance test charges that cannot increase 0% and charges that in total cannot increase more than 10% test failed due to Initial loan estimate delivery and timing test. Initial LE dated 07/XX/2020 and borrower singed on 07/XX/2020 which is more than 3 business days from initial application date 07/XX/2020."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Seller tape shows MI error at closing delayed the purchase of the loan. Once corrected and re-locked with the bond authority the interest rate on the program dropped from 3.5% at closing to 3.37%. Closing documents were re-signed by the borrowers. Loan was resubmitted through AUS at the lower rate, it pulled credit and revealed lower FICO scores."	* Cash out purchase (Lvl 2) "The subject loan is purchase case. However final CD dated 09/XX/2020 reflects cash to in the amount of $500.00."		Moderate	Pass	Pass	Fail	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
46429451	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,063.57	02/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$784.20	2.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	775	Not Applicable	47.257%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2020 with lender MERS as nominee for xx, Ltd and recorded on xx/XX/2021 for the amount of $xx.
There are no active liens and judgments against the borrower.
Annual county taxes for the year 2021 have been paid for the amount of $3063.57. No prior year tax delinquency has been found.	According to the payment history as of xx/XX/2022, the borrower is regular with the payment and the next due date is xx/XX/2022. The last payment was received on xx/XX/2022 for the amount of $1386.53xx. The monthly P&I is in the amount of $784.20 with an interest rate of 2.750%. The current UPB is reflected in PH for the amount of $xx.	xx:The current status of the loan is performing. According to the payment history as of xx/XX/2022, the borrower is regular with the payment and the next due date is xx/XX/2022. The last payment was received on xx/XX/2022 for the amount of $1386.53xx. The monthly P&I is in the amount of $784.20 with an interest rate of 2.750%. The current UPB is reflected in PH for the amount of $xx.
No comments have been found regarding the foreclosure and bankruptcy. The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. Also, no comments have been found regarding the income impacted due to covid-19. The borrower is working as xx in xx for 10 years. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| x.xxx% |----| x.xxxxx% Comment: NA Tape Source: Initial Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: NA   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-x Line xxx)   Loan Value: $xxxxxx.xx   Tape Value: $xxxxxx.xx   Variance: $-xx.xx   Variance %: -x.xxxxx%   Comment: NA   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Maturity Date Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx Variance: -xx (Days) Variance %: Comment: NA Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "Subject approved as owner occupied but seller defect shows occupancy misrepresentation. Subject is NOO as BWR listed property for rent 6 days after closing. Elevated for client review."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 47.257%, the borrower's income is $5,770.67 and total expenses are in the amount of $2,727.07 and the loan was underwritten by DU (xx) and its recommendation is “Approve/Eligible” with a DTI of 47.26%"		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
53484544	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,601.32	02/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,094.45	2.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	732	Not Applicable	49.866%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2022 shows that the subject mortgage was originated in the amount of $xx on xx/XX/2021 with the lender MERS as nominee for xx. which was recorded on xx/XX/2021.
The chain of assignment has been completed as the subject mortgage is with the original lender MERS as nominee for xx.
 No active judgments or liens have been found.
Taxes of 2021 have been paid in the amount of $6,601.32.	According to the payment history as of xx/XX/2022, the borrower is current with the loan and the last payment was received on xx/XX/2022 which was applied for xx/XX/2022 and the next due date for the payment is xx/XX/2022. The P&I is in the amount of $1,094.45 and PITI is in the amount of $1,428.61. The UPB reflected is in the amount of $xx.	xx:As per the review of the servicing comments, the current status of the loan is performing and the borrower is current with the loan and the last payment was received on xx/XX/2022 which was applied for xx/XX/2022 and the next due date for the payment is xx/XX/2022. The P&I is in the amount of $1,094.45 and PITI is in the amount of $1,428.61. The UPB reflected is in the amount of $xx.
The reason for default is unable to be determined.
No comments have been found regarding foreclosure in the latest servicing comments.
No comments have been found regarding bankruptcy in the latest servicing comments.
The subject property has been occupied by the owner.  Recent servicing comments do not reflect any damage pertaining to the subject property.
The borrower is working at xx of xx for 5 months. xx:xx:xx	Not Applicable	Field: MI Company Loan Value: xx Tape Value: xx |---| |----| Comment: xx. Tape Source: Initial Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: xx.xx%.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx Variance: -xx (Days) Variance %: Comment: The Note reflects the Maturity Date as x/XX/xxxx. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "CE risk indicator is "moderate" since the loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.87% as the borrower’s income is $4,533.81 and the total expenses are in the amount of $2,260.81 and the loan was underwritten by AUS/DU (xx) & its recommendation is “Approve/Eligible” and DTI is showing in it as 49.87%."
* Intent to Proceed Missing (Lvl 3) "An intent to proceed disclosure is missing from the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at the DTI of 49.866%. Provided seller’s tape is showing an alert that the borrower's income was calculated incorrectly. Further details are not provided to confirm the same. Unable to rely on the documents in the loan file and unable to calculate ATR."
																																																																																								* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TILA finance charge test. The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate because it is understated by more than $100. Subject loan is a purchase, originated on 1/XX/2021 and the SOL is 1 year."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
18848421	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,721.40	02/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,016.11	2.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	778	Not Applicable	30.235%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2022 shows that the subject mortgage was originated in the amount of $xx on xx/XX/2021 with the lender MERS as nominee for xx. which was recorded on xx/XX/2021.
The chain of assignment has been completed as the subject mortgage is with the original lender MERS as nominee for xx.
 No active judgments or liens have been found.
Taxes of 2021 have been paid in the amount of $1,652.54.	According to the payment history as of xx/XX/2022, the borrower is current with the loan and the last payment was received on xx/XX/2022 which was applied for xx/XX/2022 and the next due date for the payment is xx/XX/2022. The P&I is in the amount of $1,016.11 and PITI is in the amount of $1,293.47. The UPB reflected is in the amount of $xx.	xx:As per the review of the servicing comments, the current status of the loan is performing and the borrower is current with the loan and the last payment was received on xx/XX/2022 which was applied for xx/XX/2022 and the next due date for the payment is xx/XX/2022. The P&I is in the amount of $1,016.11 and PITI is in the amount of $1,293.47. The UPB reflected is in the amount of $xx.
The reason for default is unable to be determined.
No comments have been found regarding foreclosure in the latest servicing comments.
No comments have been found regarding bankruptcy in the latest servicing comments.
The subject property has been occupied by the owner.  Recent servicing comments do not reflect any damage pertaining to the subject property.
The borrower is working at xx for 10.2 years. xx:xx:xx	Not Applicable	Appraisal (Incomplete)	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| -x.xxx% |----| -x.xxxxx% Comment: Borrower DTI ratio percentage is xx.xxx%. Tape Source: Initial Tape Type:
Field: MI Company   Loan Value: xx   Tape Value: Other   Variance:    Variance %:    Comment: Mortgage insurance certificate company name as xx.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -x (Days)   Variance %:    Comment: Note document reflects note date as x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx Variance: -xx (Days) Variance %: Comment: Note reflects maturity date as x/XX/xxxx. Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "Subject approved as owner occupied but seller defect shows occupancy misrepresentation. Subject is NOO as BWR listed property for rent. Elevated for client review."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Market condition addendum is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 3)     "The borrower's intent to proceed is missing from the loan file."
																																																																																							* Settlement date is different from note date (Lvl 3) "Final CD reflects closing date as 02/XX/2021. Notary's signature date on the Mortgage/Deed of Trust is 02/XX/2021. Note date is 02/XX/2021."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
76503528	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$2,660.87	$2,588.04	02/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,097.66	3.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Secondary	Yes	Yes	No	693	781	50.349%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 and recorded on xx/XX/2021, in the amount of $xx with MERS as nominee for xx.

There is no chain of assignment. Currently, the assignment is with original lender xx.

No active judgments or liens have been found.

Annual county taxes of 2022 have been paid in the amount of $2,564.96.

1st and 2nd city taxes of 2022 have been delinquent in the total amount of $2,660.87 and the good through date is xx/XX/2022.	According to payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $1,770.85 which was applied for due date xx/XX/2022. The current P&I is in the amount of $1,097.65 and current PITI is in the amount of $1,770.85 with an interest rate of 3.250%. The current UPB reflected as per the payment history is in the amount of $xx.	xx:According to servicing comments, the current status of the loan is performing.

According to payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $1,770.85 which was applied for due date xx/XX/2022. The current P&I is in the amount of $1,097.65 and current PITI is in the amount of $1,770.85 with an interest rate of 3.250%. The current UPB reflected as per the payment history is in the amount of $xx.

As per final application, unable to confirm the current employment details of the borrower xx from available documents and collection comments. The co-borrower xx is working at xx as xl for 5 years.

No comment pertaining to the damage on the subject property has been observed.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found. xx:xx:xx	Not Applicable	Affiliated Business Disclosure	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| -x.xxx% |----| -x.xxxxx% Comment: Updated as per document. Tape Source: Initial Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Original standard LTV is xx%.   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Maturity Date Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx Variance: -xx (Days) Variance %: Comment: "Collateral Value used for Underwriting: $xx. Loan Amount: $xx CLTV = xx.xxx%." Tape Source: Initial Tape Type:	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 51.824% as the borrower's income is $7,334.65 and total expenses are in the amount of $3,801.15 per AUS/DU (xx) and its recommendation is “Caution with 52%.”"	* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "Affiliated business disclosure is missing from the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject refer with caution at 52%. Tape shows BWR2 income calculation based on 12 months teacher salary but is actually 10 months income and may push DTI higher. Unable to rely on docs in file and unable to calc ATR."		Minimal	Not Covered	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
75799587	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,789.75	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,535.16	2.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	Yes	774	710	51.459%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2022 reflects that the subject mortgage was originated on xx/XX/2021 with the lender MERS as nominee for xx in the amount of $xx, which was recorded on xx/XX/2021 Instrument# | Book/Page# xx / 3007.
There is no chain of assignment has been found. Currently, the mortgage assignment is with MERS as nominee for xx which was recorded on xx/XX/2021.
No active liens and judgments have been found against the borrower and the property.
No prior year’s delinquent taxes have been found.	According to a review of the payment history as of xx/XX/2022, the loan is currently performing and the next due date for the regular payment is xx/XX/2022. The last payment was received total in the amount of PITI $2,060.90 which includes P&I $1,535.16 with the rate of interest 2.875%, which was applied for the due date of xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.	xx:According to the review of the servicing comments, the current status of loan is performing. The next due date for the regular payment is xx/XX/2022. The UPB reflected in the latest payment history is in the amount of $xx.
No comments have been found regarding reason for default.
The borrower xx has been working at xx for 7 years.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No details have been found regarding damage. xx:xx:xx	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| x.xxx% |----| x.xxxxx% Comment: Tape Source: Initial Tape Type:
Field: MI Company   Loan Value: xx   Tape Value: Other   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx  Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx Variance: -xx (Days) Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "This loan has failed TRID Total of Payments Test.
Charged : $xx   Allowed : $xx   Under by : -$4,612.27
The total of payments is $xx. The disclosed total of payments of $xx is not considered accurate because it is understated by more than $100."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan has failed Charges That Cannot Increase Test, because Initial LE dated 4/XX/2021 shows Points - Loan Discount Fee at $0.00 and Transfer Taxes at $4,372.00; however, Final CD dated 7/XX/2021 shows Points - Loan Discount Fee at $2,312.59 and Transfer Taxes at $4,372.36. This is a fee increase of $2,312.97 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."
* Loan does not conform to program guidelines (Lvl 3) "Seller tape reflects the following issues. AUS - Loan was repurchased due to an error related to the AUS. No further details are provided."	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan has failed Reimbursement Amount Validation Test and Consummation or Reimbursement Date Validation Test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan has failed TILA Finance Charge Test.

The disclosed finance charge is $xx and allowed is $xx however it is undercharge by $2,762.27. Subject loan is a purchase, originated on 7/XX/2021 and the SOL is 1 year."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.48% as the Borrower income was $5,508.06 and total expenses are in the amount of $2,725.25 and the loan was underwritten by AUS/LP (xx) and its recommendation is “Accept/Eligible” with 49.48%."		Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
45538976	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$798.14	02/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,129.19	2.125%	180	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	798	Not Applicable	41.550%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2022 reflects that the subject mortgage was originated on xx/XX/2021 with the lender MERS as nominee for xx in the amount of $xx, which was recorded on xx/XX/2021 Instrument# | Book/Page# xx 3451 / 1104.
There is no chain of assignment has been found. Currently, the mortgage assignment is with MERS as nominee for xx which was recorded on xx/XX/2021.
No active liens and judgments have been found against the borrower and the property.
No prior year’s delinquent taxes have been found.	According to a review of the payment history as of xx/XX/2022, the loan is currently performing and the next due date for the regular payment is xx/XX/2022. The last payment was received on xx/XX/2022 total in the amount of PITI $2,346.10 which includes P&I $2,129.19 with the rate of interest 2.125%, which was applied for the due date of xx/XX/2022. The UPB reflected in the latest payment history is in the amount of $xx.	xx:According to the review of the servicing comments, the current status of loan is performing. The next due date for the regular payment is xx/XX/2022. The UPB reflected in the latest payment history is in the amount of $xx.
No comments have been found regarding reason for default.
Employment details are not available in 1003.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No details have been found regarding damage. xx:xx:xx	Not Applicable	Notice of Servicing Transfer	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| x.xxx% |----| x.xxxxx% Comment: Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: x/XX/xxxx Tape Value: xx/XX/xxxx Variance: -xx (Days) Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Seller tape reflects the following issues. This loan will be added to the DHIM portfolio due to an underwriter error. No further details are provided."
																																																																																							* Notice of Servicing Transfer missing or unexecuted (Lvl 3) "Servicing transfer disclosure is missing from the loan file."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
19759688	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,057.19	02/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$914.28	3.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	6.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	675	Not Applicable	43.685%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx/XX/2022 shows that the subject mortgage was originated on xx/XX/2021 and recorded on xx/XX/2021 for the amount $xx held by DHI xx, Ltd.

The chain of assignment is complete. The current assignment is with original lender “xx”.

There is one junior mortgage active against the property in the amount of $7,896.00 held by “xx Corporation” and recorded on xx/XX/2021.

No delinquent taxes have been found for the prior year.	Review of payment history as of xx/XX/2022 shows that the borrower is current with the loan. The next due date is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $914.28 with interest rate 3.750 % which was applied for the due date xx/XX/2022. The current UPB as of the date is $xx.	xx:The current status of the loan is performing.
Review of payment history as of xx/XX/2022 shows that the borrower is current with the loan. The next due date is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $914.28 with interest rate 3.750 % which was applied for the due date xx/XX/2022. The current UPB as of the date is $xx.
No foreclosure and bankruptcy evidence has been found.
The subject property is owner occupied. No damage or repairs have been found.
The borrower is working at xx as a xx for 31 months. xx:xx:xx	Not Applicable	Field: Original Standard LTV (OLTV) Loan Value: xx.xxx% Tape Value: xx.xxx% |---| x.xxx% |----| x.xxxxx% Comment: Collateral value used for underwriting: $xx. Loan amount: $xx. LTV (CLTV) = xx.xxx%. Tape Source: Initial Tape Type:
Field: Stated Maturity Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: -xx (Days)   Variance %:    Comment: The note reflects the maturity date as xx/XX/xxxx.   Tape Source: Initial   Tape Type:
																																																																																				Field: Total Balance of Junior Lien(s) Loan Value: Not Applicable Tape Value: $xxxx.xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44% as the borrower’s income is $3,458.19 and the total expenses are in the amount of $1,510.70 and the loan was underwritten by AUS/LP (xx) & its recommendation is “Caution" and DTI is showing in it as 44%."	* Loan does not conform to program guidelines (Lvl 3) "Provided seller’s tape is showing an alert that the final LP shows the risk class as "Caution" when the underwriter updated the LP to include an FHA identifier. The Underwriter changed the findings from "Accept" to "Caution" which was overlooked prior to the closing."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
59403173	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	02/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,209.15	2.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	798	770	37.141%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2022 shows that the subject mortgage was originated on xx/XX/2021 and was recorded on xx/XX/2021 in the amount of $xx, with MERS as nominee for xx. recorded with the Instrument#xx There is no chain of assignment as the subject mortgage is with the original lender MERS as nominee for xx.

No active liens and judgments have been found against borrower and property.

There are no prior year real estate delinquent taxes.	According to the payment history as of xx/XX/2022, the borrower is current with the loan. The last payment was received on xx/XX/2022, which was applied for the due date of xx/XX/2022 and the next due date for payment is xx/XX/2022.The P&I is in the amount of $1,209.15 and PITI is in the amount of $1,565.05. The UPB reflected as per the payment history is in the amount of $xx.	xx:The current status of the loan is performing.
According to the payment history as of xx/XX/2022, the borrower is current with the loan. The last payment was received on xx/XX/2022, which was applied for the due date of xx/XX/2022 and the next due date for payment is xx/XX/2022.The P&I is in the amount of $1,209.15 and PITI is in the amount of $1,565.05. The UPB reflected as per the payment history is in the amount of $xx.
 The subject property is owner occupied.
No evidence of damage or repairs has been found.
As per the 1003, the borrower is working at “xx” for 7.0 years. xx:xx:xx	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| -x.xxx% |----| -x.xxxxx% Comment: updated as per review. Tape Source: Initial Tape Type:
Field: MI Company   Loan Value: xx   Tape Value: Other   Variance:    Variance %:    Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: updated as per review.   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Maturity Date Loan Value: xx/XX/xxxx Tape Value: xx/XX/xxxx Variance: -xx (Days) Variance %: Comment: updated as per review. Tape Source: Initial Tape Type:	4: Unacceptable	* Loan does not conform to program guidelines (Lvl 4) "Provided seller’s tape is showing an alert that the subject loan was closed and funded without signed the final CD by the borrowers/sellers. Final CD in file is not signed by the borrower."	* Intent to Proceed Missing (Lvl 3) "An intent to proceed disclosure is missing from the loan file."	* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TILA finance charge test. The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate because it is understated by more than $100. Subject loan is a purchase, originated on 9/XX/2021 and the SOL is 1 year."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
38666392	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,353.86	01/XX/2022	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$728.81	10.450%	360	xx	xx	Conventional	ARM	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	581	Not Applicable	48.434%	First	Final policy	Not Applicable	Not Applicable	03/XX/2008	$84,954.02	Not Applicable	6.000%	$509.34	05/XX/2008	Financial Hardship	As per the review of the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2006 which recorded on xx/XX/2006 in the amount of $xx with xx.
The chain of assignment has been completed. Currently, the mortgage is with xx which recorded on xx/XX/2013.
No active liens and judgments against the borrower.
No delinquent taxes have been found.	According to the payment history as of xx/XX/2021, the borrower is delinquent for 30 days. The last payment was received on xx/XX/2022 which was applied to xx/XX/2021. The next due date for payment is xx/XX/2022. The P&I is in the amount of $509.34 and PITI is in the amount of $xx. The UPB reflected as per the tape data is in the amount of $xx.	xx:The loan is currently in collections. According to the payment history as of xx/XX/2021, the borrower is delinquent for 30 days. The last payment was received on xx/XX/2022 which was applied to xx/XX/2021. The next due date for payment is xx/XX/2022. The P&I is in the amount of $509.34 and PITI is in the amount of $1,052.33. The UPB reflected as per the tape data is in the amount of $xx.
The reason for default is unavailable.
Unable to determine the current occupancy and condition of the subject property. No damage or repairs have been found. xx:xx:According to the PACER, the borrower had filed bankruptcy under chapter-13 with the case# xx on xx/XX/2010. The POC was filed on xx/XX/2010, the POC amount is $xx and the arrearage amount is $4,946.27. The chapter 13 plan was confirmed on xx/XX/2012. The schedule D of voluntary petition shows claim in the amount of $xx and the value of collateral is $xx. The unsecured amount is $xx. As per the trustee’s final report filed on xx/XX/2015 shows the principal has been paid in the amount of $xx. The case was discharged on xx/XX/2015 and was terminated on xx/XX/2015.	The loan modification agreement was made on 3/XX/2008 with the new principal balance of $xx and the borrower has promised to pay the new P&I $509.34 with the interest rate of 6.00% beginning from 5/XX/2008 till the maturity date of 4/XX/2038. The interest bearing amount is $xx.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Notice of Servicing Transfer	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Borrower DTI ratio percent is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Collections, < xx Days   Tape Value: Collections   Variance:    Variance %:    Comment: Current legal status is Collections.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xx (Days)   Variance %:    Comment: Document date of last modification is x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: First Payment Date Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx Variance: -xxx (Days) Variance %: Comment: First payment date is x/XX/xxxx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the disclosed APR high-cost threshold exception test.
Although the recalculated APR does not exceed any "high-cost " APR thresholds, using the disclosed APR, as provided, the loan would fail the following "high-cost " APR threshold test(s): TX SB 1581 High-Cost Home Loan Credit Transaction APR Threshold
Test. As a result, this loan may not be acceptable to certain secondary market investors.

Disclosed APR High-Cost Threshold Exception Test is fail. Loan data is 12.851% and comparison data is 12.750%. Hence, the variance is +0.101%."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer document is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is unable to be determined."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		Moderate	Not Covered	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
75141826	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,488.30	02/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,420.05	2.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	721	781	46.346%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of pro-title dated xx/XX/2022 shows that subject mortgage was originated on xx/XX/2020 in the amount of $xx which was recorded on xx/XX/2020 by lender, xx.
No assignment of mortgage has been found. The mortgage is with original lender, xx.
No active judgment or liens have been found.
Property taxes of 2022 are due in installments. The 1st installment is due on xx/XX/2022 in the amount of $3744.15.	Payment history as of xx/XX/2022 shows that loan is performing and next payment due date is xx/XX/2022. The last payment was made on xx/XX/2022 in the amount of $2420.05 for the due date xx/XX/2022. The current UPB is $xx and interest rate is 2.99%, P&I is $2420.05.	xx:According to collection comments as of xx/XX/2022, the loan is performing and next payment due date is xx/XX/2022. The last payment was made on xx/XX/2022 in the amount of $3245.82 for the due date xx/XX/2022.
No evidence of Covid impact on borrower's income has been found.
No FC action has been initiated.
No evidence of damage or repair has been noted.
No records of bankruptcy filed by the borrower have been found.
As per 1003, the borrower is working at xx System for the past 2.1 years. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| x.xxx% |----| x.xxxxx% Comment: Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value: Collections   Variance:    Variance %:    Comment: As per payment history, the loan is performing.   Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value:xx  Tape Value: Other   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: x.xxx% Variance %: x.xxxxx% Comment: "Collateral Value used for Underwriting: $xx. Loan Amount: $xx CLTV = xx.xx%." Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Initial loan estimate delivery date test due to initial LE dated on 6/XX/2020 which is more than 3 business days from the initial application date 6/XX/2020."
* ComplianceEase RESPA Test Failed (Lvl 3)     "The loan failed the RESPA timing test because the  Homeownership Counseling Organization Disclosure were issued 4 days after initial application date.  Initial loan application date is 06/XX/2020 and the documents are dated 06/XX/2020."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Written list of service providers disclosure date test due to written list of service providers dated on 6/XX/2020 which is more than 3 business days from the initial application date 6/XX/2020."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test and charges that in total cannot increase more than 10% tolerance test due to loan failed Initial loan estimate delivery and timing test. Initial LE dated 6/XX/2020 delivered on 6/XX/2020 which is more than 3 business days from initial application date 6/XX/2020."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approve at 46%. Seller tape shows loan was Repurchased due to borrower misrepresentation. Further details not provided. Unable to rely on docs in file and unable to calc ATR."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 46.346% as the borrower’s income is $7,718.78 and total expenses are in the amount of $3,577.31 and the loan was underwritten by DU (xx) and its recommendation is “Approve/Eligible” with a DTI of 46.346%."		Moderate	Pass	Pass	Fail	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
95712494	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	01/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,232.18	2.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	630	Not Applicable	24.189%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 and recorded on xx/XX/2021, in the amount of $xx with MERS as nominee for xx.

There is no chain of assignment. Currently, the subject loan is with original lender xx.

No active judgments or liens have been found.

Annual county taxes of 2021 have been paid on xx/XX/2021.

No prior year delinquent taxes have been found.	According to payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $1,497.79 which was applied for due date xx/XX/2021. The current P&I is in the amount of $1,232.18 and current PITI is in the amount of $1,497.79 with an interest rate of 2.500%. The current UPB reflected as per the payment history is in the amount of $xx.	xx:According to servicing comments, the current status of the loan is performing.

According to payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $1,497.79 which was applied for due date xx/XX/2021. The current P&I is in the amount of $1,232.18 and current PITI is in the amount of $1,497.79 with an interest rate of 2.500%. The current UPB reflected as per the payment history is in the amount of $xx.

As per final application, the borrower xx Irvin is self-employed. She is the owner of xx for 2.3 years.

As per comment dated xx/XX/2022, the reason for default is unemployment.

No comment pertaining to the damage on the subject property has been observed.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found. xx:xx:xx	Not Applicable	Hazard Insurance Missing Dicsloures	Field: Current Legal Status Loan Value: Performing Tape Value: Collections |---| |----| Comment: The loan is performing. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: x.xxx% Variance %: x.xxxxx% Comment: Original standard LTV is xx.xxx%. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Seller tape shows the material defect is that it was an FHA loan that was approved on 3/13 that had a defaulted CAIVR's. Since this loan was approved and is closing in March, we have made the decision to proceed with closing once the loan is converted to conventional loan."
* Missing proof of hazard insurance (Lvl 3)     "Hazard insurance policy is missing from the loan document."
																																																																																							* Missing Required Disclosures (Lvl 3) "The borrower's intent to proceed is missing in loan file."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
43647136	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,019.05	02/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,931.55	3.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Secondary	Yes	Yes	No	764	776	34.810%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 and recorded on xx/XX/2021, in the amount of $xx with MERS as nominee for xx.

There is no chain of assignment. Currently, the assignment is with original lender xx, as it should be with xx.

No active judgments or liens have been found.

Annual county taxes of 2021 have been paid in the amount of $3,019.05 on xx/XX/2021.

No prior year delinquent taxes have been found.	According to payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $2,931.55 which was applied for due date xx/XX/2022. The current P&I is in the amount of $2,931.55 with an interest rate of 3.250% The current UPB reflected as per the payment history is in the amount of $xx.	xx:According to servicing comments, the current status of the loan is performing.

According to payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $2,931.55 which was applied for due date xx/XX/2022. The current P&I is in the amount of $2,931.55 with an interest rate of 3.250% The current UPB reflected as per the payment history is in the amount of $xx.

As per final application, the borrower xx as associate attorney for 10 years. The co-borrower xx is working at xx as partner for 10 years.
No comment pertaining to the damage on the subject property has been observed.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found. xx:xx:xx	Not Applicable	Field: Age of Loan Loan Value: x Tape Value: x |---| -x |----| -xx.xxxxx% Comment: Age of loan is x. Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Original CLTV ratio is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -x (Days)   Variance %:    Comment: Original not date is x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: x.xxx% Variance %: x.xxxxx% Comment: Original standard LTV is xx.xxx%. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "1. This loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

2. This loan failed the closing or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date)."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "1. This loan failed the charges that cannot increase test. Missing valid COC for a total fee increased of $21.77 on PCCD dated 09/XX//2021. There is a total fee increased of $21.77 for a non-shoppable fee which exceeded the 0% tolerance for non-shoppable fees.

2. This loan failed the charges that in total cannot increase more than 10% test. Missing valid COC for the total fees increased of $316.30  on the PCCD dated 09/XX/2021.
Provided PCCD reflects the cumulative fees in B section increased of 22.017% with the amount of $316.30 in creditor's providers fees which exceeded the 10% tolerance for creditor's providers fees."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at the DTI of 34.810%. Tape shows that the borrower was unemployed; timing unclear. Further details not provided. Unable to rely on the documents in the loan file and unable to calculate ATR."
																																																																																								* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TILA finance charge test. The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate because it is understated by more than $100. Subject loan is a purchase, originated on 8/XX/2021 and the SOL is 1 year."		Moderate	Not Covered	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
88945566	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$991.25	02/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$822.44	3.249%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Secondary	Yes	Yes	No	777	812	43.741%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 in favor of MERS as nominee for xx., in the amount of xx and recorded on xx/XX/2021.
There is no chain of assignment as the subject mortgage is with the original lender MERS as nominee for xx.
No active judgments or liens have been found.
Annual combined taxes for 2021 have been paid in the amount of $991.25.
No prior year delinquent taxes have been found.	As per the review of payment history as of xx/XX/2022, the borrower is current with the loan and the next payment is due for xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $1,008.55 which was applied for xx/XX/2022. The current P&I is $822.44 and rate of interest is 3.249% and PITI is $1,008.55. The current UPB reflected is in the amount of $xx.	xx:The loan is currently performing and the next payment is due for xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $1,008.55 which was applied for xx/XX/2022. No records for foreclosure and bankruptcy have been found. Unable to determine the current occupancy and condition of the property.
The borrower xx has been working at City of xx for 21.10 years. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| -x.xxx% |----| -x.xxxxx% Comment: The borrower’s income is $x,xxx.xx and total expenses are in the amount of $x,xxx.xx. So calculated DTI ratio is xx.xxx%. Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: The borrower’s income is $x,xxx.xx and present primary housing expenses are in the amount of $x,xxx.xx. So calculated housing ratio is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: xxx Tape Value: xxx Variance: xx Variance %: x.xxxxx% Comment: Note document reflects stated remaining term as xxx. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "ComplianceEase TRID tolerance test is incomplete due to initial closing disclosure is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Settlement date is different from note date (Lvl 3) "Final CD reflects closing date as 10/XX/2021. Notary's signature date on the Deed of Trust is 10/XX/2021. Note date is 10/XX/2021."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.741%, the borrower’s income is $7,653.18 and total expenses are in the amount of $3,347.55 and the loan was underwritten by LP (xx) and its recommendation is accept/eligible” with a DTI of 44%."		Minimal	Not Covered	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
69439530	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,466.64	02/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,968.16	2.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	Other	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	40.449%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 with lender MERS as nominee for xx and recorded on xx/XX/2021 for the amount of $xx.
There are no active liens and judgments against the borrower.
County taxes for the year 2021 will be due on xx/XX/2022 for the amount of $8466.64. No prior year tax delinquency has been found.	According to the payment history as of xx/XX/2022, the loan is PIF as the borrower made bulk payment on xx/XX/2022 in the amount of $xx and the current UPB is $0.00.	xx:The loan is paid in full. According to the payment history as of xx/XX/2022, the loan is PIF as the borrower made bulk payment on xx/XX/2022 in the amount of $xx and the current UPB is $0.00.
No comments have been found regarding the foreclosure and bankruptcy. The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. As per servicing comment dated xx/XX/2021, the borrower’s income has been impacted due to covid-19. The covid-19 forbearance plan has been approved. The borrower is working as xx in xx for 5 years. xx:xx:xx	Not Applicable	Appraisal (Incomplete) Credit Report Missing Dicsloures Missing or error on the Rate Lock Missing Required Disclosures	Field: Forbearance Plan Start Date Loan Value: Unavailable Tape Value: x/XX/xxxx |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xxx (Days)   Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Amount of Secondary Lien(s): $x.xx. Loan Amount: $xx. CLTV = xx.xx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. CLTV = xx.xx%.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject appraisal 12/XX/20 was subject to completion of construction by seller. 1004D in file. Elevated for client review."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership counseling disclosure is missing from loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows loan was re-purchased from an investor. Loan needs to be manual underwritten due to LP caution recommendation. FHLMC deemed the loan ineligible due to layering of risk."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "Home loan toolkit is missing from the loan documents."
																																																																																							* Missing Required Disclosures (Lvl 3) "Settlement services provider list is missing from the loan documents."	* Missing credit report (Lvl 2) "Credit Report missing from the loan file"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
10645504	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,081.75	02/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,789.53	2.990%	360	xx	xx	VA	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	xx	xx	25.000%	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	674	Not Applicable	24.215%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 in favor of MERS as nominee for xx., in the amount of $xx and recorded on xx/XX/2021.
There is no chain of assignment as the subject mortgage is with the original lender MERS as nominee for xx.
No active judgments or liens have been found.
Annual combined taxes for 2021 have been paid in the amount of $2081.75.
No prior year delinquent taxes have been found.	As per the review of payment history as of xx/XX/2022, the borrower is current with the loan and the next payment is due for xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $2,109.82 which was applied for xx/XX/2022. The current P&I is $1,789.53 and rate of interest is 2.990% and PITI is $2,109.82. The current UPB reflected is in the amount of $xx.	xx:The loan is currently performing and the next payment is due for xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $2,109.82 which was applied for xx/XX/2022. No records for foreclosure and bankruptcy have been found.
The RFD is unable to be determined. No repairs and damages have been found. No comments have been found stating the borrower’s income was impacted by covid. The borrower xx has been working at xx. xx E for 33 years. xx:xx:xx	Not Applicable	Missing Dicsloures	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Last Payment Received Date Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx Variance: x (Days) Variance %: Comment: As per the review of payment history as of x/XX/xxxx, the borrower is current with the loan and the next payment is due for x/XX/xxxx. The last payment was received on x/XX/xxxx Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Initial loan estimate delivery date test failed due to initial LE dated 9/XX/2021 and delivered on 9/XX/2021 which is more than 3 business days from initial application date 9/XX/2021."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test and charges that in total cannot increase more than 10% tolerance test due to loan failed Initial LE delivery and timing test. Initial LE dated 09/XX/2021 delivered on 09/XX/2021 which is more than 3 business days from initial application date 09/XX/2021."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape shows loan closed with a 100% guaranty but due to prior foreclosure borrower has insufficient entitlement for 100% guaranty."
																																																																																							* Missing Required Disclosures (Lvl 3) "Your home loan toolkit is missing from the loan documents."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
1747049	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,193.05	03/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,510.76	2.500%	360	xx	xx	VA	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	738	Not Applicable	41.849%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2022 shows that the subject mortgage was originated in the amount of $xx on xx/XX/2020 with the lender MERS as nominee for xx which was recorded on xx/XX/2020.
The chain of assignment has not been completed as the subject mortgage is with the original lender xx. However, it should be with xx.
No active judgments or liens have been found.
Taxes of 2021 have been paid in the amount of $1,596.53.
2nd installment taxes of 2021 are due in the amount of $1,596.52.	According to the payment history as of xx/XX/2022, the borrower is current with the loan and the last payment was received on xx/XX/2022 which was applied for xx/XX/2022 and the next due date for the payment is xx/XX/2022. The P&I is in the amount of $1,510.76 and PITI is in the amount of $1,595.47. The UPB reflected is in the amount of $xx.	xx:As per the review of the servicing comments, the current status of the loan is performing and the borrower is current with the loan and the last payment was received on xx/XX/2022 which was applied for xx/XX/2022 and the next due date for the payment is xx/XX/2022. The P&I is in the amount of $1,510.76 and PITI is in the amount of $1,595.47. The UPB reflected is in the amount of $xx.
The reason for default is unable to be determined.
No comments have been found regarding foreclosure in the latest servicing comments.
No comments have been found regarding bankruptcy in the latest servicing comments.
The subject property has been occupied by the owner.  Recent servicing comments do not reflect any damage pertaining to the subject property.
The borrower is working at xx as a xx for 18 years. xx:xx:xx	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: Yes |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-x Loan Value: Refinance Tape Value: Cash Out Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Market condition to addendum is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject loan is VA cash out refinance with LTV greater than 90% and loan did not meet seasoning requirement due to modification."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
64257466	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,370.52	03/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$501.05	2.750%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	681	Not Applicable	32.254%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2020 in favor of MERS as nominee for xx., in the amount of xx and recorded on xx/XX/2020.
There is no chain of assignment as the subject mortgage is with the original lender MERS as nominee for xx.
No active judgments or liens have been found. xx # xx.
1st and 2nd installment county taxes for 2021 have been paid in the amount of $1361.61. xx # xx.
1st and 2nd installment county taxes for 2022 have been paid in the amount of $8.91. No prior year delinquent taxes have been found.	As per the review of payment history as of xx/XX/2022, the borrower is current with the loan and the next payment is due for xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $648.26 which was applied for xx/XX/2022. The current P&I is $501.05 and rate of interest is 2.750% and PITI is $648.26. The current UPB reflected is in the amount of $xx.	xx:The loan is currently performing and the next payment is due for xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $648.26 which was applied for xx/XX/2022. No records for foreclosure and bankruptcy have been found.
The RFD is unable to be determined. No repairs and damages have been found. No comments have been found stating the borrower’s income was impacted by covid. The borrower xx has been working at xx as an xx for 1.7 years. xx:xx:xx	Not Applicable	Missing Initial LE Missing or error on the Rate Lock Mortgage Insurance	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Updated as per xxxx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: x.xxx% Variance %: x.xxxxx% Comment: Updated as per Final CD. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "TRID tolerance test is incomplete due to Initial LE is missing from loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows loan closed on expired appraisal."
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage insurance certificate is missing from loan documents."
* Missing Initial LE (Lvl 3)     "Initial LE is missing from loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock provided expired on 08/XX/2020 and the loan closed on 12/XX/2020. No lock extension found."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
35347363	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,979.54	03/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,699.40	2.375%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	755	697	43.365%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2022 shows that the subject mortgage was originated in the amount of $xx on xx/XX/2020 with the lender MERS as nominee for xx which was recorded on xx/XX/2020.
The chain of assignment has been completed as the subject mortgage is with the original lender xx.
 No active judgments or liens have been found.
Taxes of 2021 have been paid in the amount of $2,979.54.	According to the payment history as of xx/XX/2022, the borrower is current with the loan and the last payment was received on xx/XX/2022 which was applied for xx/XX/2022 and the next due date for the payment is xx/XX/2022. The P&I is in the amount of $1,699.40 and PITI is in the amount of $2,009.70. The UPB reflected is in the amount of $xx.	xx:As per the review of the servicing comments, the current status of the loan is performing and the borrower is current with the loan and the last payment was received on xx/XX/2022 which was applied for xx/XX/2022 and the next due date for the payment is xx/XX/2022. The P&I is in the amount of $1,699.40 and PITI is in the amount of $2,009.70. The UPB reflected is in the amount of $xx.
The reason for default is unable to be determined.
No comments have been found regarding foreclosure in the latest servicing comments.
No comments have been found regarding bankruptcy in the latest servicing comments.
The subject property has been occupied by the owner.  Recent servicing comments do not reflect any damage pertaining to the subject property.
The borrower is working at xx for 6.11 years. xx:xx:xx	Not Applicable	Mortgage Insurance	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: N/A. Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: x.xxx% Variance %: x.xxxxx% Comment: xx.xxx%. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Closing disclosure dated 09/XX/2020 does not reflect a signature and the document tracking disclosure was not located. Three day mail method for delivery and receipt was used and loan is failing for timing of this TRID. Document tracker is required to ensure timing and clear timing fail."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID violation due to decrease in lender credit on closing disclosure dated 09/XX/2020. Initial LE dated 02/XX/2020 reflects lender credit at $2,209.00, however, revised CD dated 09/XX/2020 reflects lender credit at $2,186.27. This is decrease of $22.73 for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan document.

Missing valid COC for a fee increase on CD dated 09/XX/2020.  LE dated 02/XX/2020 reflects a credit report fee of $57.00, however, CD dated 09/XX/2020 reflects a credit report fee of $76.68.  This is a fee increase of $19.68 for a non-shoppable fee which exceeds the 0% tolerance for non-shoppable fees.

Missing valid COC for a fee increase on CD dated 09/XX/2020. LE dated 02/XX/2020 reflects a recording fee of $99.00, however, CD dated 09/XX/2020 reflects a recording fee of $117.00.  This is a cumulative fee increase of $8.10 in creditor's providers fees which exceeds the 10% tolerance for creditor's providers fees and a valid COC is required."
* Escrow for MI but no MI cert in file (Lvl 3)     "MI certificate is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows subject loan is uninsured due to the loan closed on an expired appraisal report. Loan closed on 09/XX/2020 & original appraisal available in the loan file is dated 03/XX/2020 also 1004D dated 08/XX/2020 and 09/XX/2020 are available in the loan file. Unable to rely on docs in file. Elevated for client review."
																																																																																							* MI, FHA or MIC missing and required (Lvl 3) "MI certificate is missing from the loan documents."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
74374179	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,791.32	03/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$910.71	2.750%	180	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	809	817	19.279%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2020 with lender MERS as nominee for xx and recorded on xx/XX/2020 for the amount of $xx.
There are no active liens and judgments against the borrower.
Taxes for the year 2021 will be due on xx/XX/2022 for the amount of $1791.32. No prior year tax delinquency has been found.	According to the payment history as of xx/XX/2022, the borrower is regular with the payment and the next due date is xx/XX/2022. The last payment was received on xx/XX/2022 for the amount of $1761.53xx. The monthly P&I is in the amount of $910.71 with an interest rate of 2.750%. The current UPB is reflected in PH for the amount of $xx.	xx:The current status of the loan as per latest PH is performing. According to the payment history as of xx/XX/2022, the borrower is regular with the payment and the next due date is xx/XX/2022. The last payment was received on xx/XX/2022 for the amount of $1761.53xx. The monthly P&I is in the amount of $910.71 with an interest rate of 2.750%. The current UPB is reflected in PH for the amount of $xx.
No comments have been found regarding the foreclosure and bankruptcy as the latest CH is missing. Also, no comments have been found regarding the occupancy. As per the seller's tape the borrower is unemployed at the time of closing.The borrower is working as xx for 10 years. xx:xx:xx	Not Applicable	Hazard Insurance Missing or error on the Rate Lock	Field: Application Date (Baseline script version) Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx |---| xx (Days) |----| Comment: As per tape data,Application date is x/XX/xxxx.However Final Application shows xx/XX/xxxx. Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $x.xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N.A   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Trial Modification Agreement in file? Loan Value: Unavailable Tape Value: No Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Missing proof of hazard insurance (Lvl 3) "Proof of hazard insurance is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 19.28%. Borrower was not employed at the time of closing. Unable to rely on docs in file and unable to calc ATR."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
23576246	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other	$0.00	$1,199.88	04/XX/2022	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$748.87	5.000%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Unavailable	Not Applicable	Unavailable	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx/XX/2022 shows subject mortgage was originated on xx/XX/2009 in the amount of $xx with xx., and it was recorded on xx/XX/2009.

The chain of assignment has been completed. The loan is currently assigned with xx.

There is a junior mortgage originated on xx/XX/2009 in the amount of $xx with xx., and it was recorded on xx/XX/2009.

There is one civil judgment open against the borrower in the amount of $5,652.90 with xx. which was recorded on xx/XX/2011.

There is one civil judgment open against the borrower in the amount of $0.00 with County of xx which was recorded on xx/XX/2021.

There are multiple water/sewer liens against the subject property in the amount of $1,250.16 held by xx, xx, xx, recorded date are simultaneously xx/XX/2012, xx/XX/2012, xx/XX/2012, xx/XX/2013, xx/XX/2013, xx/XX/2013, xx/XX/2013, xx/XX/2013, xx/XX/2014, xx/XX/2014, xx/XX/2014 and xx/XX/2015 and another lien in the amount of $96.50 held by xx  recorded on xx/XX/2011.

First half county taxes of 2021 have been paid off in the amount of $1,199.50 on xx/XX/2021.
Second half county taxes of 2021 are due in the amount of $1,199.88 on xx/XX/2022.

As per updated title report, no prior year taxes are delinquent.	The review of updated payment history as of xx/XX/2022, the borrower is current with the loan and the next due date of payment is xx/XX/2022. The last payment was received in the amount of $1,047.54 which was applied for xx/XX/2022. The current P&I is $748.87 with an interest rate of 5.000%. The UPB as of the date is mentioned in the updated payment history is in the amount of $xx.	xx:The review of the collection comment shows that the loan is in bankruptcy. The debtors xx had filed for bankruptcy under chapter-13 with the case# xx on xx/XX/2019.

The review of updated payment history as of xx/XX/2022, the borrower is current with the loan and the next due date of payment is xx/XX/2022. The last payment was received in the amount of $1,047.54 which was applied for xx/XX/2022. The current P&I is $748.87 with an interest rate of 5.000%. The UPB as of the date is mentioned in the updated payment history is in the amount of $xx.

No foreclosure activity has been found.

The property is owner occupied and is in average condition. Information regarding the damage and repair is not available in the latest servicing comments. xx:xx:According to the PACER, the debtors xx had filed for bankruptcy under chapter-13 with the case# xx on xx/XX/2019. The date of last filing bankruptcy is xx/XX/2022. The plan was confirmed on xx/XX/2019. The POC was filed on xx/XX/2019, the POC amount is $xx and the arrearage amount is $900.00. As per amended schedule D under voluntary petition the amount of claim without deducting the value of collateral is $xx and the value of collateral supporting the claim is $xx, therefore, the unsecured claim is in the amount of $0.00.	Not Applicable	Affiliated Business Disclosure Credit Application Credit Report HUD-1 Closing Statement Notice of Servicing Transfer	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing but estimated HUD is available which is located at HUERTA1_LOAN FILE Pg#8."
* Lost Note Affidavit (Lvl 3)     "The lost Note Affidavit is located at “HUERTA_LNA” which states that original Note has been lost or destroyed. However, the true copy of Note is available in the loan file. The loan has not been modified since origination."
* Not all borrowers signed HUD (Lvl 3) "Estimated HUD is not signed by all borrowers."	* Application Missing (Lvl 2) "Application is missing from loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Compliance Ease Risk Indicator is Moderate due to TILA Finance Charge Test failed and TILA Foreclosure Rescission Finance Charge Test failed."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate because it is understated by more than $100.

This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate for purposes of rescission because it is understated by more than $35."
* Missing credit report (Lvl 2)     "Credit report is missing from the given loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure at origination is missing from the loan file."
* ROR not hand dated by borrower(s) (Lvl 2)     "ROR not hand dated by borrower."
* Settlement date is different from note date (Lvl 2)     "Settlement date is different from note date."
																																																																																								* TIL not hand dated (Lvl 2) "TIL not hand Dated by borrower."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
66982946	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	Second	$0.00	$2,079.62	04/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$658.14	5.000%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	554	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2009 with the lender MERS as nominee for xx in the amount of $xx which was recorded on xx/XX/2009 with Instrument# xx.
There is no chain of assignment as the subject mortgage is with the original lender MERS as nominee for xx.
There is junior mortgage which was recorded on xx/XX/2009 in the amount of $xx in the favor of MERS as nominee for xx.
There is a prior civil judgment which was recorded on xx/XX/2007 in the amount of $1,191.73 in the favor of xx.
There is a water sewer lien active against the subject property in the amount of 161.02 in the favor of xx of xx of the city and County of xx which was recorded on xx/XX/2020.
1st installment county taxes for 2021 have been paid off in the amount of $1,039.81.
2nd installment county taxes for 2021 have been due in the amount of $1,039.81.
No delinquent taxes have been found.	As per the review of payment history as of xx/XX/2022, the borrower is current with the loan and the next payment is due for xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $984.53 which was applied for xx/XX/2022. The current P&I is $658.14 and rate of interest is 5.000% and PITI is $984.53. The current UPB reflected as pre tape is in the amount of $xx.	xx: The loan is currently performing and the next payment is due for xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $984.53 which was applied for xx/XX/2022. No records for bankruptcy and foreclosure have been found. The RFD is unable to be determined. No repairs and damages have been found. No comments have been found stating the borrower’s income was impacted by covid. xx:xx:xx	Not Applicable	Affiliated Business Disclosure Credit Application	Field: Age of Loan Loan Value: xxx Tape Value: xxx |---| -x |----| -x.xxxxx% Comment: As per tape, the age of loan is xxx. however; age of loan is xxx. Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: x.xxx%   Variance: xx.xxx%   Variance %: xx.xxxxx%   Comment: As per tape discrepancies original CLTV ratio percent is x.xxx%.however; original CLTV ratio percent is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xx (Days)   Variance %:    Comment: As per tape discrepancies original note doc date is x/XX/xxxx.however; original note doc date is x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: -x.xxx% Variance %: -x.xxxxx% Comment: As per tape, the original standard LTV (OLTV) is xx.xxx%. However; original standard LTV (OLTV) is xx.xxx%. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan files."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan files."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
34086509	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,125.00	04/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$701.38	$778.02	7.750%	360	xx	xx	Conventional	ARM	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	793	Not Applicable	16.666%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	$669.52	Unavailable	Unavailable	The review of the updated title report dated xx/XX/2022 reflects that the subject mortgage was originated on xx/XX/2007 with the lender MERS as nominee for xx in the amount of $xx, which was recorded on xx/XX/2007 Instrument# | Book/Page# xx.
No chain of assignment has been found. Currently, the mortgage assignment is with MERS as nominee for xx. which was recorded on xx/XX/2007.
No active liens and judgments have been found against the borrower and the property.
2nd half combined taxes of 2021 are due on xx/XX/2022 in the amount of $3,125.00.
No prior year’s delinquent taxes have been found.	According to a review of the payment history as of xx/XX/2022, the loan is currently performing and the next due date for the regular payment is xx/XX/2022. The last payment was received on xx/XX/2022 total in the amount of PITI $669.52 which includes P&I $669.52, which was applied for the due date of xx/XX/2022. The UPB reflected in the latest payment history is in the amount of $xx.	xx:According to the review of the servicing comments, the current status of loan is performing. As per the payment history as of xx/XX/2022, the loan is currently performing and the next due date for the regular payment is xx/XX/2022. The UPB reflected in the latest payment history is in the amount of $xx.
As per comment dated xx/XX/2021, RFD is reduction in income. Further details not provided.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No details have been found regarding damage. xx:xx:xx	This is a conventional ARM mortgage with P&I of $778.02 with the rate of interest 7.750% and the maturity date is 3/XX/2037. The P&I as per payment history is the $669.52. However, there is a reduction in P&I with respect to note data. As per the comment dated 5/XX/2021, the loan modification was approved. The modification agreement is missing from the loan file.	Affiliated Business Disclosure Loan Program Info Disclosure	Field: Borrower First Name Loan Value: xx Tape Value: xx |---| |----| Comment: N/A. Tape Source: Initial Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: ARM   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xxx.xxx%   Variance: -xx.xxx%   Variance %: -xx.xxxxx%   Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xx (Days)   Variance %:    Comment: As per tape discrepancies Note date is x/XX/xxxx. However; Note date is x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: Unavailable   Tape Value: x/XX/xxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Subject Property Detached/Attached   Loan Value: Attached   Tape Value: Detached   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (Lvl 2) "Loan Program Disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."	* Settlement date is different from note date (Lvl 1) "Settlement date is different from note date. However; Settlement date is 2/XX/2007 and Note date is 2/XX/2007."									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
82634896	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$239.00	$470.00	03/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$296.90	7.990%	360	xx	xx	Conventional	ARM	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	No	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2001 with the lender xx for the amount of $xx which was recorded on xx/XX/2001. Chain of assignment has been completed. Last assignment is with the “xx”. No active liens and judgments have been found. First installment county taxes for the year of 2020 has been paid in the amount of $235.00. Second installment county taxes for the year of 2020 are delinquent in the amount of $239.00 which was due on xx/XX/2022 and they are good through till xx/XX/2022.	According to the payment history as of xx/XX/2022, the borrower is current with the loan and next payment due date is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $246.28 with interest of 7.750% which was applied for the due date of xx/XX/2022. The payment history reflects the current unpaid principal balance is in the amount of $xx.	xx:The loan present status is performing.
According to the payment history as of xx/XX/2022, the borrower is current with the loan and next payment due date is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $246.28 with interest of 7.750% which was applied for the due date of xx/XX/2022. The payment history reflects the current unpaid principal balance is in the amount of $xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No bankruptcy details have been found.
As per the comment dated xx/XX/2020, there is one loss draft has been received in the amount of $492.56. No latest BPO reports have been found. No more details have been found regarding damage and repairs. The subject property is owner occupied. The property is an average condition. xx:xx:xx	Not Applicable	Affiliated Business Disclosure Credit Report Flood Certificate HUD-1 Closing Statement	Field: Age of Loan Loan Value: xxx Tape Value: xxx |---| xxx |----| xx.xxxxx% Comment: Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $x.xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xxxx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Foreclosure Contested Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: xxx/xxx   Tape Value: In Arrears   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: ARM   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xx.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: Unavailable   Tape Value: xx-xxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xxxx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: $xxxxx.xx   Tape Value: $xxxxx.xx   Variance: $xxxxx.xx   Variance %: xx.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: $xxxxx.xx   Tape Value: $xxxxx.xx   Variance: $xxxxx.xx   Variance %: xx.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xxxx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx  Tape Value: xx  Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-x   Loan Value: Cash Out   Tape Value: Purchase   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose Per Application   Loan Value: Refinance   Tape Value: Purchase   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xxx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: xxx Tape Value: xx Variance: xx Variance %: xx.xxxxx% Comment: Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is available in the loan file but, Settlement date as well as disbursement date is not available on it."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "ComplianceEase risk indicator is "Moderate" factor as follow:
Prohibited Fees Test: FAIL        Loan Data: $1,620.00         Comparison Data: $0.00          Variance: +$1,620.00 The loan failed the prohibited fees test. Iowa loans may fall into more than one loan category at the same time. A fee is allowed if authorized by one or more statutes that apply."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Prohibited Fees Test: FAIL        Loan Data: $1,620.00         Comparison Data: $0.00          Variance: +$1,620.00 The loan failed the prohibited fees test. Iowa loans may fall into more than one loan category at the same time. A fee is allowed if authorized by one or more statutes that apply."
* Missing credit report (Lvl 2)     "Credit report is missing from the given loan file."
* Missing flood cert (Lvl 2)     "Flood Cert is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required affiliated business disclosure is missing from the loan file."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$492.56	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
74073061	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	$9,108.68	$2,268.61	04/XX/2022	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$552.62	10.750%	360	xx	xx	Conventional	ARM	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	561	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	06/XX/2010	$50,000.00	Not Applicable	9.000%	$419.60	08/XX/2010	Financial Hardship	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2006 and recorded on xx/XX/2006 with the lender MERS as nominee for xx for the amount of $xx.
The chain of assignment has been completed. Currently, the assignment is from xx which was recorded on xx/XX/2018.
There are 2 real estate tax liens against the subject property in the favor of xx for the total amount of $2,373.11 recorded on xx/XX/2021 and xx/XX/2021.
Combined annual taxes for the year of 2017, 2018, 2020 and 2021 are scheduled for tax sale for the total amount of $9,108.68 till good through dated xx/XX/2022.
Town annual taxes for the year of 2022 are due in the amount of $71.32 on xx/XX/2022.
County annual taxes for the year of 2022 are due in the amount of $371.79 on xx/XX/2022.
No prior year delinquent taxes have been found.	According to latest payment history as of xx/XX/2022, the borrower is current with the loan and the next due date is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $419.60 which was applied for the due date xx/XX/2022. The unpaid principal balance is reflected in the amount of $xx. The current P&I is $419.60 and the interest rate is 9.000%.	xx:The loan is currently in the bankruptcy and the next due date is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $419.60 which was applied for the due date xx/XX/2022. The unpaid principal balance is reflected in the amount of $xx. The current P&I is $419.60 and the interest rate is 9.000%. The loan has been modified. The foreclosure was not initiated. The borrower xx had bankruptcy under chapter 13 with the case# xx on xx/XX/2019. As per the comment dated xx/XX/2020, the subject property is owner occupied. The reason for default is unable to be determined. No comment pertaining to the damage on the subject property has been observed. xx:xx:The borrower xx had bankruptcy under chapter 13 with the case# xx on xx/XX/2019. The POC was filed by creditor xx on xx/XX/2019 for the secured claim amount is $xx and arrearage amount is $xx. However, the POC deadline dated xx/XX/2019. The chapter 13 plan was filed on xx/XX/2019. The amended chapter 13 plan was filed on xx/XX/2019 and the plan was confirmed on xx/XX/2020. The debtor has promised to pay to the trustee in the amount of $821.93 per month. The schedule D of xx shows that the amount of claim without deducting the value of the collateral is $xx and the value of the collateral is $xx. Therefore, the unsecured portion is $0.00. The MFR was filed on xx/XX/2021 and the order on MFR was filed on xx/XX/2021. The date of last filing is xx/XX/2021.	The modification agreement was made on xx/XX/2010 between the borrowers “xx” and lender “xx”. As per the modified terms, the new principal balance is $xx. The borrower has promised to pay the amount of $419.60 with the interest rate of 9.000% beginning on 8/XX/2010 till maturity date of 7/XX/2035.	Affiliated Business Disclosure Initial Escrow Acct Disclosure	Field: Age of Loan Loan Value: xxx Tape Value: xxx |---| -xx |----| -x.xxxxx% Comment: Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Bankruptcy-Current   Tape Value: Bankruptcy   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $x.xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Escrow Account Indicator   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Foreclosure Contested Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: xxx/xxx   Tape Value: In Arrears   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xx-xxxxxxxxxxxxxxxx   Tape Value: xx-xxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: x/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: -xxxx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: $xxxxx.xx   Tape Value: $xxxxx.xx   Variance: $xxxxx.xx   Variance %: xx.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-x   Loan Value: Cash Out   Tape Value: Purchase   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose Per Application   Loan Value: Refinance   Tape Value: Purchase   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: xxx Tape Value: xxx Variance: x Variance %: x.xxxxx% Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* GSE Points and Fees Test Violations (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow account disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from loan file."		Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
71725883	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	$852.48	$852.48	03/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$689.10	11.100%	360	xx	xx	Conventional	ARM	Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	Yes	500	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	07/XX/2010	$40,000.00	Not Applicable	9.000%	$335.68	08/XX/2010	Financial Hardship	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2006 and recorded on xx/XX/2006 with the lender MERS as nominee for xx. for the amount of $xx.
The chain of assignment has been completed. Currently, the assignment is from xx which was recorded on xx/XX/2020.
There is a junior mortgage was originated on xx/XX/2018 and recorded on xx/XX/2018 with the lender “xx” for the amount of $xx.
There are 4 water/sewer/utilities liens against the subject property in the favor of City of xx for the total amount of $xx recorded on xx/XX/2022, xx/XX/2022, xx/XX/2011 and xx/XX/2015.
There is a real estate tax lien against the subject property in the favor of City of xx for the total amount of $2,801.69 recorded on xx/XX/2016.

County annual taxes for the year of 2022 are delinquent in the amount of $852.48 on xx/XX/2022 till good through dated xx/XX/2022.	According to latest payment history as of xx/XX/2022, the borrower is current with the loan and the next due date is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $405.67 which was applied for the due date xx/XX/2022. The unpaid principal balance is reflected in the amount of $xx. The current P&I is $335.68 and the interest rate is 9.000%.	xx:The loan is currently in the performing and the next due date is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $405.67 which was applied for the due date xx/XX/2022. The unpaid principal balance is reflected in the amount of $xx. The current P&I is $335.68 and the interest rate is 9.000%. The loan has been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. As per the comment dated xx/XX/2021, the subject property is located in FEMA disaster area. As per the comment dated xx/XX/2020, the subject property is owner occupied. The reason for default is unable to be determined. No comment pertaining to the damage on the subject property has been observed. xx:xx:xx	The modification agreement was made on xx/XX/2010 between the borrowers “xx” and lender “xx”. As per the modified terms, the new principal balance is $xx. The borrower has promised to pay the amount of $335.68 with the interest rate of 9.00% beginning on 8/XX/2010 till maturity date of 7/XX/2035.	Affiliated Business Disclosure Credit Application Notice of Servicing Transfer	Field: Age of Loan Loan Value: xxx Tape Value: xxx |---| -x |----| -x.xxxxx% Comment: Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $x.xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Foreclosure Contested Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: xxx/xxx   Tape Value: In Arrears   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xx-xxxxxxxxxxxxxxxx   Tape Value: xx-xxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: -xxxx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: $xxxxx.xx   Tape Value: $xxxxx.xx   Variance: $xxxxx.xx   Variance %: xx.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx  Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-x   Loan Value: Cash Out   Tape Value: Purchase   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose Per Application   Loan Value: Refinance   Tape Value: Purchase   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Remaining Term   Loan Value: xxx   Tape Value: xxx   Variance: x   Variance %: x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Single Family Tape Value: PUD Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The final application is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business form is missing from the loan file."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by borrower."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
75073421	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	04/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$407.15	8.370%	360	xx	xx	Conventional	ARM	Purchase	Unavailable	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	12/XX/2016	$48,000.00	Not Applicable	6.000%	$273.69	01/XX/2017	Financial Hardship	According to updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2003 with the lender xx. recorded on xx/XX/2003 for the amount of xx. The chain of assignment is complete. Currently the assignment is with the xx, no active liens and judgments have been found against the borrower and subject property. No, prior year delinquent taxes have been found.	The payment history dated xx/XX/2022 shows that borrower is current with the loan and next payment due date is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $$273.69 with interest of 6.000% which was applied for the due date of xx/XX/2022. The current unpaid principal balance is in the amount of $xx.	xx:The loan is performing. The payment history dated xx/XX/2022 shows that borrower is current with the loan and next payment due date is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $273.69 with interest of 6.000% which was applied for the due date of xx/XX/2022. The current unpaid principal balance is in the amount of $45, 406.61.

No evidence has been found in last 24 months regarding foreclosure proceedings.

No evidence has been found regarding the bankruptcy.

The loan modification agreement was made between borrower and lender on xx/XX/2016 with a new principal balance of $xx. The borrower promised to pay monthly P&I in the amount of $273.69 with rate of interest 6.000% beginning on xx/XX/2017 till the maturity date of xx/XX/2051. xx:xx:xx	The loan modification agreement was made between borrower and lender on xx/XX/2016 with a new principal balance of $xx. The borrower promised to pay monthly P&I in the amount of $273.69 with rate of interest 6.000% beginning on 1/XX/2017 till the maturity date of 12/XX/2051.	Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal	Field: Age of Loan Loan Value: xxx Tape Value: xxx |---| x |----| x.xxxxx% Comment: Age of loan is xxx Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Borrower last name is xx   Tape Source: Initial   Tape Type:
Field: Current Occupancy   Loan Value: Owner (or Former): Primary Home   Tape Value: Occupied by Unknown Party   Variance:    Variance %:    Comment: Current occupancy is Owner or Formar: Primary Home   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $xxxx.xx   Variance:    Variance %:    Comment: Deferred balance amount is not applicable.   Tape Source: Initial   Tape Type:
Field: Escrow Account Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Escrow account indicator is no   Tape Source: Initial   Tape Type:
Field: Foreclosure Contested Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Foreclosure contested indictor is not applicable.   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: xxx/xxx   Tape Value: In Arrears   Variance:    Variance %:    Comment: Interest calculation type is xxx/xxx   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xx (Days)   Variance %:    Comment: Last payment received date is x/XX/xxxx   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: Unavailable   Tape Value: xx-xxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: MERS MIN number is not applicable.   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xxxx (Days)   Variance %:    Comment: Original appraisal date is x/XX/xxxx   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: $xxxxx.xx   Tape Value: $xxxxx.xx   Variance: $xxxx.xx   Variance %: x.xxxxx%   Comment: Original appraised value is $xx   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Remaining Term Loan Value: xxx Tape Value: xxx Variance: x Variance %: x.xxxxx% Comment: Stated remaining term is xxx Tape Source: Initial Tape Type:	3: Curable		* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 document is missing from the loan file, also Estimated HUD-1 and Itemization documents are missing from the loan file."	* Application Missing (Lvl 2) "Final application is missing from the loan file." * Final TIL Missing or Not Executed (Lvl 2) "Final TIL is missing from the loan file." * Missing Appraisal (Lvl 2) "Final appraisal is missing from the loan file." * Missing credit report (Lvl 2) "Credit report is missing from the given loan file." * Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of servicing transfer is missing" * Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$12,500.00	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
45105117	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$881.26	04/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$743.30	11.380%	240	xx	xx	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	12/XX/2016	$53,893.28	$14,918.13	5.000%	$266.64	01/XX/2017	Financial Hardship	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/1997 with the lender MERS as nominee for xx, in the amount of $xx which were recorded on xx/XX/1997 with Instrument | Book/Page# xx.
The prior mortgage was recorded on xx/XX/1993 in the amount of $3,500.00 with MERS as nominee for xx.
The chain of mortgage assignment has been completed. Currently, the mortgage assignment is with xx.
There is one civil judgment recorded on xx/XX/2013 in the amount of $2,741.85 in the favor of xx Dentistry.
Annual combined taxes for year 2021 have been paid off in the amount of $881.26.	According to the payment history as of xx/XX/2022, the borrower is currently performing with the loan. Last payment is received on xx/XX/2022 which was applied to xx/XX/2022. The next due date for payment is xx/XX/2022. The P&I is in the amount of $266.64 with current interest rate as per payment history is 5.000%. The current UPB reflected is in the amount of $xx.	xx: As per the review of collection comments, the current status of the loan is performing.

According to the payment history as of xx/XX/2022, the borrower is currently performing with the loan. Last payment is received on xx/XX/2022 which was applied to xx/XX/2022. The next due date for payment is xx/XX/2022. The P&I is in the amount of $266.64 with current interest rate as per payment history is 5.000%. The current UPB reflected is in the amount of $xx.

The collection comment dated xx/XX/2021 the reason for default is temporary loss of income. We are unable to determine borrower’s income is impacted by covid-19. No further details have been found regarding forbearance.

As per BPO report dated xx/XX/2022 located at_ xx Pg#3 the subject property is owner occupied and it is in a good condition and no damages found on the property. xx agreement was made between xx and lender xx on xx/XX/2016. The new modified principal balance is $xx. The borrower promises to pay the P&I in the amount of $266.64 with an interest rate of 5.000% beginning from xx/XX/2017 till the maturity date of xx/XX/2053.
No evidence has been found regarding foreclosure and bankruptcy. xx:xx:xx	The Modification agreement was made between xx and lender xx on 12/XX/2016. The new modified principal balance is $xx. The borrower promises to pay the P&I in the amount of $266.64 with an interest rate of 5.000% beginning from 1/XX/2017 till the maturity date of 12/XX/2053. There is a deferred balance amount is $xx. Hence, the interest bearing amount is $xx.	Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal	Field: Age of Loan Loan Value: xxx Tape Value: xxx |---| -x |----| -x.xxxxx% Comment: N/A Tape Source: Initial Tape Type:
Field: Borrower First Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Current Occupancy   Loan Value: Owner (or Former): Primary Home   Tape Value: Occupied by Unknown Party   Variance:    Variance %:    Comment: As per tape discrepancies current occupancy is occupied by unknown party. however; current occupancy is owner or former: Primary home.   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: $xxxxx.xx   Tape Value: $xxxxx.xx   Variance: $-xxx.xx   Variance %: -x.xxxxx%   Comment: As per tape discrepancies deferred balance amount is $xx.however; deferred balance amount is $xx.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Escrow Account Indicator   Loan Value: Unavailable   Tape Value: Yes   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Foreclosure Contested Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: xxx/xxx   Tape Value: In Arrears   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xx (Days)   Variance %:    Comment: As per tape discrepancies last payment received date is x/XX/xxxx.however; last payment received date is x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: Unavailable   Tape Value: xx-xxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: As per tape discrepancies MERS MIN number is xx-xxxxxxxxxxxxxxxx. however; MIN number is not available in mortgage.   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xxxx (Days)   Variance %:    Comment: As per tape discrepancies original appraisal date is x/xxxxxx. however; appraisal is missing from the loan files.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: $xxxxx.xx   Tape Value: $xxxxxx.xx   Variance: $-xxxxx.xx   Variance %: -xx.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx Tape Value: xx   Variance:    Variance %:    Comment: As per tape discrepancies property address street is xx.however; property address street is xx.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: xxx Tape Value: xxx Variance: x Variance %: x.xxxxx% Comment: N/A Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The Final HUD-1 along with Preliminary HUD-1 and Itemization are missing from the loan file."	* Application Missing (Lvl 2) "Application is missing from loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from loan file."
* Missing Appraisal (Lvl 2)     "An Appraisal report at origination is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the given loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure at origination is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
11673147	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,330.32	02/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$695.77	8.650%	360	xx	xx	Conventional	ARM	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	553	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	03/XX/2011	$85,921.05	Not Applicable	8.000%	$312.11	04/XX/2011	Financial Hardship	The review of the updated title report dated xx/XX/2022 shows that the subject mortgage was originated on xx/XX/2005 and was recorded on xx/XX/2005 with instrument# xx in the amount of $xx in favor of MERS as nominee for xx.

The chain of assignment has been completed. Currently, the assignment is with xx which is recorded on xx/XX/2018.

No active judgments/liens have been found in the updated title report against the borrower/subject property.

1st combined taxes of 2021 are paid off in the amount of $665.16 on xx/XX/2022.

2nd combined taxes of 2021 are due in the amount of $665.16 on xx/XX/2022.

No prior year delinquent taxes have been found in the updated title report.	Review of the payment history dated as of xx/XX/2022 reveals that the loan is performing. The last payment was received in the amount of $791.72 on xx/XX/2022. The next due date is xx/XX/2022. Current UPB as of date reflects in the provided payment history is in the amount of $xx and current interest rate as per payment history is 8.000%.	xx:Currently, the loan is performing.

Loan modification agreement was made between the borrower and lender on xx/XX/2011. The new modified rate is 8.000% and borrower promises to pay P&I in the amount of $312.11 which was begun on xx/XX/2011. The new principal balance is $xx. The interest bearing amount is $xx and the maturity date is xx/XX/2035. There is no deferred amount, but principle forgiven amount found in the amount of $500.

Review of the payment history dated as of xx/XX/2022 reveals that the loan is performing. The last payment was received in the amount of $791.72 on xx/XX/2022. The next due date is xx/XX/2022. Current UPB as of date reflects in the provided payment history is in the amount of $xx and current interest rate as per payment history is 8.000%.

No more evidence is available in the latest servicing comments regarding further foreclosure proceedings.

No evidence is available in the latest servicing comments regarding bankruptcy. xx:xx:xx	Loan modification agreement was made between the borrower and lender on 03/XX/2011. The new modified rate is 8.000% and borrower promises to pay P&I in the amount of $312.11 which was begun on 04/XX/2011. The new principal balance is $xx. The interest bearing amount is $xx and the maturity date is 11/XX/2035. There is no deferred amount, but principle forgiven amount found in the amount of $500.	Affiliated Business Disclosure Notice of Servicing Transfer	Field: Age of Loan Loan Value: xxx Tape Value: xxx |---| -x |----| -x.xxxxx% Comment: Tape Source: Initial Tape Type:
Field: Current Occupancy   Loan Value: Owner (or Former): Primary Home   Tape Value: Occupied by Unknown Party   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $x.xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Foreclosure Contested Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: xxx/xxx   Tape Value: In Arrears   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xx-xxxxxxxxxxxxxxxx   Tape Value: xx-xxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: x/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: -xxxx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: $xxxxxx.xx   Tape Value: $xxxxx.xx   Variance: $xxxxx.xx   Variance %: xxx.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xxxx  Tape Value: xxxx    Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-x   Loan Value: Cash Out   Tape Value: Purchase   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose Per Application   Loan Value: Refinance   Tape Value: Purchase   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xxx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: xxx Tape Value: xxx Variance: x Variance %: x.xxxxx% Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Servicing transfer document is missing from the loan files."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure at origination is missing from the loan files."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
74498941	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$1,883.28	$1,828.43	03/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$696.48	5.000%	360	xx	xx	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	No	Not Applicable	Unavailable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	$0.00	Not Applicable	5.000%	$529.61	Unavailable	Unavailable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2013 with the lender MERS as nominee for xx in the amount of $xx which was the recorded on xx/XX/2013. The chain of assignment has been completed as the mortgage is currently assigned with xx.
There is one civil judgment against the name of borrower in favor of Wendy L Tish which was recorded on xx/XX/2018 but amount of judgment has not been provided.
The annual county taxes for the year of 2020 have been paid on xx/XX/2021 in the amount of $1,973.70.
The annual county taxes for 2021 have been delinquent in the amount of $1,883.28 and payable through the date of xx/XX/2022.	The review of payment history as of xx/XX/2022 shows that loan is performing. The last payment was received on xx/XX/2022 for the due date of xx/XX/2022 in the amount $884.61 with P&I of $529.61 and rate of interest as 5.00%. The next due date is xx/XX/2022. The current unpaid principal balance is $xx.	xx:The loan is performing. The last payment was received on xx/XX/2022 for the due date of xx/XX/2022 in the amount $884.61 with P&I of $529.61 and rate of interest as 5.00%. The next due date is xx/XX/2022. The current unpaid principal balance is $xx.

The conventional fixed rate loan was originated on xx/XX/2013 with fixed interest rate of 5.00% and P&I is in the amount of $696.48; however, latest pay history as of xx/XX/2022 shows the current interest rate as 5.00% and P&I in the amount of $529.61. There is reduction in P&I with respect to Note. The required loan modification agreement is missing from the loan file.

As per PACER report borrower has not filed bankruptcy since loan origination.
No evidences have been found regarding the current/prior foreclosure proceedings.

As per BPO report dated xx/XX/2022 which is located at “xx”, the subject property required repair of landscape and exterior paint with estimated cost of repair as $6,000.00. However, available comments do not reflect about damage/repair. Unsure whether the repair has been completed or not. xx:xx:xx	The conventional fixed rate loan was originated on 5/XX/2013 with fixed interest rate of 5.00% and P&I is in the amount of $696.48; however, latest pay history as of 3/XX/2022 shows the current interest rate as 5.00% and P&I in the amount of $529.61. There is reduction in P&I with respect to Note. The required loan modification agreement is missing from the loan file.	Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. Flood Certificate Good Faith Estimate HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal	Field: Age of Loan Loan Value: xxx Tape Value: xxx |---| -x |----| -x.xxxxx% Comment: Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $x.xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Escrow Account Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Foreclosure Contested Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: xxx/xxx   Tape Value: In Arrears   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xxxx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: $xxxxx.xx   Tape Value: $xxxxxx.xx   Variance: $-xxxxx.xx   Variance %: -xx.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: Unavailable   Tape Value: x/XX/xxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: xxx Tape Value: xxx Variance: x Variance %: x.xxxxx% Comment: Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final TIL is missing from the loan file. Therefore, APR is considered as 0.00% for Compliance Ease."	* Application Missing (Lvl 2) "Application document is missing from this loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final truth in lending document is missing from this loan file."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final good faith estimate document is missing from this loan file."
* Initial Good Faith Estimate is Missing (Lvl 2)     "Initial good faith estimate document is missing from this loan file."
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "Initial truth in lending document is missing from this loan file."
* Missing Appraisal (Lvl 2)     "Appraisal document is missing from this loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan file."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from this loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer document is missing from this loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business form document is missing from this loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$6,000.00	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
21285116	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$2,738.07	02/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,452.12	2.875%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	734	Not Applicable	49.143%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2020 and recorded on xx/XX/2021, in the amount of $xx, with MERS as nominee for xx., with Instrument#xx|Book/Page#xx/580.

There is no chain of assignment as the subject mortgage is with the original lender MERS as nominee for xx.
There is an active mortgage prior to subject mortgage against the subject property in favor of xx. It was originated on xx/XX/2018 and it was recorded on xx/XX/2018 in the amount of $xx.

There is a junior mortgage against the subject property in the favor of xx, N.A. which was originated on xx/XX/2022 and recorded on xx/XX/2022 in the amount 90,400.00.

No active judgments or liens have been found against the borrower.
Annual combined taxes of 2022 have been paid on xx/XX/2022 in the amount of $757.89.	According to the payment history as of xx/XX/2022, the last payment was received on xx/XX/2022 which was applied for the due date of xx/XX/2022 and the next due date for payment is xx/XX/2022. The P&I is in the amount of $1,452.12 and PITI is in the amount of $1,709.41. The UPB reflected as per the payment history is in the amount of $xx.	xx:The current status of the loan is performing.
According to the payment history as of xx/XX/2022, the last payment was received on xx/XX/2022 which was applied for the due date of xx/XX/2022 and the next due date for payment is xx/XX/2022. The P&I is in the amount of $1,452.12 and PITI is in the amount of $1,709.41. The UPB reflected as per the payment history is in the amount of $xx.
The reason for default is unable to be determined from the latest servicing comments.
No evidence has been found regarding damage or repairs in the latest servicing comments.
As per the 1003, the borrower is working at “xx.” an xx for 10.0 months.
No foreclosure activity has been found.
No pertaining bankruptcy-related details have been found.
The loan was originated on xx/XX/2020. The covid-19 attestation is located at: “xx Pg#361”. xx:xx:xx	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| x.xxx% |----| x.xxxxx% Comment: Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated Rate Loan Value: x.xxxxx% Tape Value: x.xxxxx% Variance: -x.xxxxx% Variance %: -x.xxxxx% Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to Fees charged $xx Exceeds Fees threshold of $xx over by +$434.20.
The below fees were included in the test:
Administration Fee paid by Borrower: $67.00
Lender Fee paid by Borrower: $945.00
Mortgage Broker Fee (Indirect) $7,875.00
Points - Loan Discount Fee paid by Borrower: $1,890.00
Wire Transfer Fee paid by Borrower: $16.00

Loan fails Qualified Mortgage Lending Policy points and fees test due to Fees charged $xx Exceeds Fees threshold of $xx Over by +$434.20.
The below fees were included in the test:
Administration Fee paid by Borrower: $67.00
Lender Fee paid by Borrower: $945.00
Mortgage Broker Fee (Indirect) $7,875.00
Points - Loan Discount Fee paid by Borrower: $1,890.00
Wire Transfer Fee paid by Borrower: $16.00"
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "ComplianceEase TRID Tolerance test is incomplete due to initial CD is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 49.143%. Tape shows borrower self-employment income not documented and excluding the income may push DTI higher. Unable to rely on documents in file and unable to calculate ATR."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.143%, the borrower’s income is $5,741.00 and total expenses are in the amount of $2,821.30 and the loan was underwritten by DU (xx) and its recommendation is “Approve/Eligible” with a DTI of 49.14%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
32418915	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,943.40	03/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,074.46	2.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	PUD	xx	xx	Secondary	Yes	Yes	No	700	755	41.023%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2020 and recorded on xx/XX/2020, in the amount of $xx with MERS as nominee for xx.

There is no chain of assignment. Currently, the subject loan is with original lender xx.

No active judgments or liens have been found.

Annual combined taxes of 2021 have been paid in the amount of $7,943.40.

No prior year delinquent taxes have been found.	According to payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $2,945.93 which was applied for due date xx/XX/2022. The current P&I is in the amount of $2,074.46 and current PITI is in the amount of $2,945.93 with an interest rate of 2.875%. The current UPB reflected as per the payment history is in the amount of $xx.	xx:According to servicing comments, the current status of the loan is performing.

According to payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $2,945.93 which was applied for due date xx/XX/2022. The current P&I is in the amount of $2,074.46 and current PITI is in the amount of $2,945.93 with an interest rate of 2.875%. The current UPB reflected as per the payment history is in the amount of $xx.

As per final application, the borrower xx is working at xx as realtor for 13 years.

No comment pertaining to the damage on the subject property has been observed.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found. xx:xx:xx	Not Applicable	Missing Dicsloures Missing or error on the Rate Lock Transmittal (1008)	Field: Age of Loan Loan Value: xx Tape Value: xx |---| -x |----| -x.xxxxx% Comment: N/A. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: The borrower's monthly income is $xx after subject loan the proposed amount $x,xxx.xx and total non-housing Payments is $x,xxx.xx. Hence, the calculated DTI ratio is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Property Postal Code Loan Value: xxxxx Tape Value: TX Variance: Variance %: Comment: N/A. Tape Source: Initial Tape Type:	4: Unacceptable	* Property Marketability Issues (Lvl 4) "Subject second home outside of xx TX appraisal noted on tape for dissimilar comps. Seller requested additional comps and appear to be 9 in file. Review of appraisal also notes subject had original listing price $xx and BWR contract for $xx. Elevated for client review."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "Home loan toolkit is missing from the loan documents."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Final transmittal summary is missing from the loan documents."			Minimal	Not Covered	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
20676295	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,640.49	03/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,117.61	2.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	698	Not Applicable	42.559%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2020 with lender MERS as nominee for xx and recorded on xx/XX/2020 for the amount of $xx.
There are no active liens and judgments against the borrower.
Annual taxes for the year 2021 have been paid for the amount of $3640.49. No prior year tax delinquency has been found.	According to the payment history as of xx/XX/2022, the borrower is regular with the payment and the next due date is xx/XX/2022. The last payment was received on xx/XX/2022 for the amount of $2478.68xx. The monthly P&I is in the amount of $2117.61 with an interest rate of 2.875%. The current UPB is reflected in PH for the amount of $xx.	xx:The current status of the loan is performing. According to the payment history as of xx/XX/2022, the borrower is regular with the payment and the next due date is xx/XX/2022. The last payment was received on xx/XX/2022 for the amount of $2478.68xx. The monthly P&I is in the amount of $2117.61 with an interest rate of 2.875%. The current UPB is reflected in PH for the amount of $xx.
No comments have been found regarding the foreclosure and bankruptcy. The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. Also, no comments have been found regarding the income impacted due to covid-19. The borrower is owner of xx for more than 10 years. xx:xx:xx	Not Applicable	Missing Dicsloures Missing or error on the Rate Lock	Field: Age of Loan Loan Value: xx Tape Value: xx |---| -x |----| -x.xxxxx% Comment: Note document reflects age of loan as xx months. Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xxs   Tape Value: xx  Variance:    Variance %:    Comment: The note dated x/XX/xxxx and signed at closing, reflects the borrower's last name as xx.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -x (Days)   Variance %:    Comment: Note document reflects date as x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Property Postal Code Loan Value: xxxxx Tape Value: UT Variance: Variance %: Comment: The note dated x/XX/xxxx reflects property postal code as xxxxx. Tape Source: Initial Tape Type:	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Missing Required Disclosures (Lvl 3) "Home loan toolkit is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved/eligible at 42.55%. Tape shows income documentation was insufficient and liabilities were missed. Further details not provided. Unable to rely on documents in file and unable to calculate ATR."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
2445171	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,951.48	03/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,026.59	2.750%	360	xx	xx	FHA	Fixed	Refinance	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	650	670	42.628%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 and recorded on xx/XX/2021, in the amount of $xx with MERS as nominee for xx.

There is no chain of assignment.. Currently, the assignment is with original lender xx.

No active judgments or liens have been found.

Annual combined taxes of 2021 have been paid in the amount of $1,951.48 on xx/XX/2021.

No prior year delinquent taxes have been found.	According to payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $1,380.50 which was applied for due date xx/XX/2022. The current P&I is in the amount of $1,026.59 and current PITI is in the amount of $1,380.50 with an interest rate of 2.750%. The current UPB reflected as per the payment history is in the amount of $xx.	xx:According to servicing comments, the current status of the loan is performing.

According to payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $1,380.50 which was applied for due date xx/XX/2022. The current P&I is in the amount of $1,026.59 and current PITI is in the amount of $1,380.50 with an interest rate of 2.750%. The current UPB reflected as per the payment history is in the amount of $xx.

As per final application, the borrower xx as lead for 7.2 years.

No comment pertaining to the damage on the subject property has been observed.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found. xx:xx:xx	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock Mortgage Insurance	Field: Age of Loan Loan Value: xx Tape Value: xx |---| -x |----| -x.xxxxx% Comment: The Note reflects age of loan as xx months. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Mortgage insurance is missing from the loan documents.   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xx (Days)   Variance %:    Comment: The Note reflects the First Payment Date as xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. LTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -x (Days)   Variance %:    Comment: The Note reflects the Original Note document date as xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. LTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Property Postal Code   Loan Value: xxxxx   Tape Value: UT   Variance:    Variance %:    Comment: Property postal code is xxxxx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xx (Days)   Variance %:    Comment: The Note reflects the Maturity Date as xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: xxx Tape Value: xxx Variance: -x Variance %: -x.xxxxx% Comment: The Note reflects the Stated Remaining Term as xxx. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Missing Appraisal Completion Cert (1004D). The appraisal report dated 01/XX/2021 is completed as "Subject to the following repairs or alterations" for peeling paint and estimated cost to cure is $600.00. Post consummation closing disclosure reflects escrow holdback for $354.00."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "This loan failed the initial closing disclosure delivery date test due to the initial closing disclosure receipt date (02/XX/2021) is less than three business days before the consummation date (02/XX/2021)."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows this is an uninsurable FHA loan due to  default. Also  number not found in the loan file. Further details not provided. Elevated for client review."
* MI, FHA or MIC missing and required (Lvl 3)     "MI certificate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement is missing from the loan documents."
																																																																																							* Required Documentation Missing or Incomplete (Lvl 3) "Evidence of case assignment is missing in the loan file."		* Loan has escrow holdback. No proof it was released (Lvl 1) "Loan has escrow hold back in the amount of $354.00. Proof of release of escrow hold back is missing from the loan documents."	Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
9498085	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$899.80	03/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,592.29	4.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	796	743	41.125%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 and recorded on xx/XX/2021, in the amount of $xx with MERS as nominee for xx.
There is no chain of assignment. Currently, the subject loan is with original lender xx.

There is one junior mortgage active in the favor of xx in the amount of $xx, originated on xx/XX/2021 and recorded on xx/XX/2021.

1st combined taxes of 2021 have been paid in the amount of $449.90 on xx/XX/2021.

2nd combined taxes of 2021 have been due in the amount of $449.90.

No prior year delinquent taxes have been found.	According to payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $1,818.73 which was applied for due date xx/XX/2022. The current P&I is in the amount of $1,592.29 and current PITI is in the amount of $1,818.73 with an interest rate of 4.625%. The current UPB reflected as per the payment history is in the amount of $xx.	xx:According to servicing comments, the current status of the loan is performing.

According to payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $1,818.73 which was applied for due date xx/XX/2022. The current P&I is in the amount of $1,592.29 and current PITI is in the amount of $1,818.73 with an interest rate of 4.625%. The current UPB reflected as per the payment history is in the amount of $xx.

Unable to confirm the current employment details from available documents and collection comments.

No comment pertaining to the damage on the subject property has been observed.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found. xx:xx:xx	Not Applicable	Missing Dicsloures Missing or error on the Rate Lock	Field: Age of Loan Loan Value: x Tape Value: x |---| -x |----| -xx.xxxxx% Comment: Age of loan reflects x. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: As per final xxxx borrower income is $x,xxx.xx and total expenses is $x,xxx.xx. DTI is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Amount of Secondary Lien(s): $x.xx. Loan Amount: $xx. CLTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -x (Days)   Variance %:    Comment: The Note reflects the Original Note Doc Date as x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Property Postal Code Loan Value: xxxxx Tape Value: AZ Variance: Variance %: Comment: As per note property postal code reflects xxxxx. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows loan is unsolvable due to homebuyer's education certificate is dated after closing. Education certificate is not available in the loan file to verify. Elevated for client review."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement is missing from the loan documents."
* Missing Required Disclosures (Lvl 3) "Home loan toolkit/acknowledgment/disclosure tracking is missing from the loan documents."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule as the loan is failed for QM safe Harbor threshold test as APR (4.945%) is exceeded APOR (4.490%) by 0.455%. The APR threshold is 4.490% and the subject loan is escrowed one.

Qualified Mortgage Safe Harbor Threshold: FAIL     Charged: 4.945%    Allowed: 4.490%    Over by: +0.455%"
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

																																																																																								Higher-Priced Mortgage Loan Test: FAIL Charged: 5.019% Allowed: 4.490% Over by: +0.529%"		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
28108255	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,009.01	03/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$813.46	3.375%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	639	Not Applicable	41.196%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 with lender MERS as nominee for xx and recorded on xx/XX/2021 for the amount of $xx.
There are no active liens and judgments against the borrower.
County taxes for the year 2021 will be due on xx/XX/2022 for the amount of $2099.01. No prior year tax delinquency has been found.	According to the payment history as of xx/XX/2022, the borrower is regular with the payment and the next due date is xx/XX/2022. The last payment was received on xx/XX/2022 for the amount of $1075.98xx. The monthly P&I is in the amount of $813.46 with an interest rate of 3.375%. The current UPB is reflected in PH for the amount of $xx.	xx:The current status of the loan is performing. According to the payment history as of xx/XX/2022, the borrower is regular with the payment and the next due date is xx/XX/2022. The last payment was received on xx/XX/2022 for the amount of $1075.98xx. The monthly P&I is in the amount of $813.46 with an interest rate of 3.375%. The current UPB is reflected in PH for the amount of $xx.
No comments have been found regarding the foreclosure and bankruptcy. The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. Also, no comments have been found regarding the income impacted due to covid-19.The borrower is working as xx in xx for 6 months . xx:xx:xx	Not Applicable	Field: Age of Loan Loan Value: x Tape Value: x |---| -x |----| -xx.xxxxx% Comment: As per tape data, age of loan is x. However it reflects x. Tape Source: Initial Tape Type:
Field: Original Note Doc Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -x (Days)   Variance %:    Comment: As per tape data, Note date is xx/XX/xxxx. However note documents reflect as xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Property Postal Code Loan Value: xxxxx Tape Value: CO Variance: Variance %: Comment: As per note document property Postal Code is xxxxx. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 4/XX/2021 dose not reflects Appraisal Re-Inspection Fee. However, CD dated 07/XX/2021 reflects Appraisal Re-Inspection Fee at $200.00. This is an increase in fee of $200.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved/eligible at 41.196%. Tape shows AUS invalidated due to incorrect credit report. Unable to rely on docs in file & unable to calculate ATR."
																																																																																								* ComplianceEase TILA Test Failed (Lvl 2) "Loan failed ComplianceEase delivery and timing test for closing disclosure dated 07/XX/2021 is electronically singed on 07/XX/2021. which is after the Consummation date 07/XX/2021. Subject loan is a refinance, originated on xx/XX/2021 and the SOL is 3 years."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
42856481	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,876.59	03/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,162.93	3.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	680	Not Applicable	45.971%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 with lender MERS as nominee for xx and recorded on xx/XX/2021 for the amount of $xx.
There are no active liens and judgments against the borrower.
Annual county taxes for the year 2021-2022 have been paid for the amount of $1876.59. No prior year tax delinquency has been found.	According to the payment history as of dated xx/XX/2022, the borrower is regular with the payment and the next due date is xx/XX/2022. The last payment was received on xx/XX/2022 for the amount of $1397.25xx. The monthly P&I is in the amount of $1162.93 with an interest rate of 36.25%. The current UPB is reflected in PH for the amount of $xx.	xx:The current status of the loan is performing. According to the payment history as of dated xx/XX/2022, the borrower is regular with the payment and the next due date is xx/XX/2022. The last payment was received on xx/XX/2022 for the amount of $1397.25xx. The monthly P&I is in the amount of $1162.93 with an interest rate of 36.25%. The current UPB is reflected in PH for the amount of $xx.
No comments have been found regarding the foreclosure and bankruptcy. The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. Also, no comments have been found regarding the income impacted due to covid-19.
The borrower is xx for 8 years. xx:xx:xx	Not Applicable	Missing Dicsloures	Field: Age of Loan Loan Value: x Tape Value: x |---| -x |----| -xx.xxxxx% Comment: Note document reflects age of loan as x. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: The borrower’s income is $xx and total expenses are in the amount of $x,xxx.xx. So calculated DTI ratio is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -x (Days)   Variance %:    Comment: Note document reflects note date as xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Property Postal Code Loan Value: xxxxx Tape Value: NV Variance: Variance %: Comment: Note document reflects property postal code as xxxxx. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Subject approved as NOO and eligible at 45.971%. Tape shows other undisclosed debts may push DTI higher."
																																																																																							* Missing Required Disclosures (Lvl 3) "Your home loan toolkit is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
6827108	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,034.92	03/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,415.15	3.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	758	745	37.680%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 with lender MERS as nominee for xx, and recorded on xx/XX/2021 for the amount of $xx.
There are no active liens and judgments against the borrower.
Taxes for the year 2021 have been paid for the amount of $3034.92. No prior year tax delinquency has been found.	According to the payment history as of xx/XX/2022, the borrower is regular with the payment and the next due date is xx/XX/2022. The last payment was received on xx/XX/2022 for the amount of $1816.25xx. The monthly P&I is in the amount of $1415.15 with an interest rate of 3.375%. The current UPB is reflected in PH for the amount of $xx.	xx:The current status of the loan is performing According to the payment history as of xx/XX/2022, the borrower is regular with the payment and the next due date is xx/XX/2022. The last payment was received on xx/XX/2022 for the amount of $1816.25xx. The monthly P&I is in the amount of $1415.15 with an interest rate of 3.375%. The current UPB is reflected in PH for the amount of $xx.
No comments have been found regarding the foreclosure and bankruptcy. The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. Also, no comments have been found regarding the income impacted due to covid-19. The borrower is working as xx for 10 years. xx:xx:xx	Not Applicable	Missing Dicsloures	Field: Application Date (Baseline script version) Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx |---| xx (Days) |----| Comment: NA Tape Source: Initial Tape Type:
Field: Borrower #x Middle Name Loan Value: Rae Tape Value: Wae Variance: Variance %: Comment: Note document shows, borrower middle name is "xx". Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows that home buyer education was not completed prior to loan closing."
																																																																																							* Missing Required Disclosures (Lvl 3) "Your home loan toolkit is missing from loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
54791996	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,397.84	03/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,719.92	2.750%	360	xx	xx	Conventional	ARM	Refinance	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	737	Not Applicable	37.408%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 and recorded on xx/XX/2021, in the amount of $xx with MERS as nominee for xx.

There is no chain of assignment. Currently, the subject loan is with original lender xx.

There is one junior mortgage active in the favor of xx in the amount of $xx, originated on xx/XX/2021 and recorded on xx/XX/2021.

1st county taxes of 2021 have been paid in the amount of $2,198.92 on xx/XX/2022.

2nd county taxes of 2021 have been due in the amount of $2,198.92.

No prior year delinquent taxes have been found.	According to payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $2,242.23 which was applied for due date xx/XX/2022. The current P&I is in the amount of $1,719.92 and current PITI is in the amount of $2,242.23 with an interest rate of 2.750%. The current UPB reflected as per the payment history is in the amount of $xx.	xx:According to servicing comments, the current status of the loan is performing.

According to payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $2,242.23 which was applied for due date xx/XX/2022. The current P&I is in the amount of $1,719.92 and current PITI is in the amount of $2,242.23 with an interest rate of 2.750%. The current UPB reflected as per the payment history is in the amount of $xx.

Covid-19 attestation is available in the loan file located at “xx”.

As per final application, the borrower xx is working at xx for 5.3 years.

No comment pertaining to the damage on the subject property has been observed.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found. xx:xx:xx	Not Applicable	Field: Application Date (Baseline script version) Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx |---| xx (Days) |----| Comment: Final application reflects application date as xx/XX/xxxx. Tape Source: Initial Tape Type:
Field: Interest Only Period?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Note document reflects interest only period as No.   Tape Source: Initial   Tape Type:
Field: Interest Only Term Months Count   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
																																																																																				Field: MI Company Loan Value: xx Tape Value: Genworth Variance: Variance %: Comment: MI Company reflects company name as xx. Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Seller tape shows loan was closed as SOFR ARM using Libor paperwork."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
48109236	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,250.36	03/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,111.91	2.875%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	769	745	46.352%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 and recorded on xx/XX/2021, in the amount of $xx with MERS as nominee for xx.

There is no chain of assignment. Currently, the subject loan is with original lender xx.

No active judgments or liens have been found.

1st combined taxes of 2021 have been paid in the amount of $1,125.18 on xx/XX/2022.

2nd combined taxes of 2021 have been due in the amount of $1,125.18.

No prior year delinquent taxes have been found.	According to payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $1,427.32 which was applied for due date xx/XX/2022. The current P&I is in the amount of $1,111.91 and current PITI is in the amount of $1,427.32 with an interest rate of 2.875%. The current UPB reflected as per the payment history is in the amount of $xx.	xx:The current status of the loan is performing.

According to payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $1,427.32 which was applied for due date xx/XX/2022. The current P&I is in the amount of $1,111.91 and current PITI is in the amount of $1,427.32 with an interest rate of 2.875%. The current UPB reflected as per the payment history is in the amount of $xx.

Covid-19 attestation is available in the loan file located at “xx”.

As per final application, the borrower xx is working at xx for 2 month. The co-borrower xx is working at xx  as xx for 2.8 years.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Application Date (Baseline script version) Loan Value: x/XX/xxxx Tape Value: xx/XX/xxxx |---| xx (Days) |----| Comment: N/A. Tape Source: Initial Tape Type:
Field: Borrower #x Last Name   Loan Value: xx   Tape Value: xx Variance:    Variance %:    Comment: Note reflects borrower #x last name as xx.   Tape Source: Initial   Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate) Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: x.xxx% Variance %: x.xxxxx% Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan failed charges that cannot increase 0% tolerance test and charges that in total cannot increase more than 10% tolerance test due to loan failed Initial LE estimate delivery and timing test. Initial LE dated 12/XX/2020 delivered on 1/XX/2021 which is more than 3 business days from initial application date 12/XX/2020."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Initial Loan Estimate is dated 12/XX/2020 and electronically signed on 1/XX/2021 which is greater than 3 days. Unable to determine delivery date due to missing doc tracker.  TRID is failing for timing of Initial LE."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approve/eligible at 46.356%. Tape shows additional debt with TMC of $633 monthly was not disclosed at closing and including them may push DTI to 59.49%. Unable to rely on documents in file and unable to calculate ATR."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 46.351% as the borrower’s income is $3,699.65 and total expenses are in the amount of $1,714.82 and the loan was underwritten by DU (xx) and its recommendation is “Approve/Eligible” with a DTI of 46.35%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
34838129	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,942.82	03/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,692.54	2.875%	360	xx	xx	Conventional	ARM	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	793	Not Applicable	38.224%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 and recorded on xx/XX/2021, in the amount of $xx with MERS as nominee for xx.

There is no chain of assignment. Currently, the subject loan is with original lender xx,  as it should be with GuaranteedRate.

No active judgments or liens have been found.

1st combined taxes of 2021 have been paid in the total amount of $2,471.41 on xx/XX/2022.

2nd combined taxes of 2021 have been due in the total amount of $2,471.41.

No prior year delinquent taxes have been found.	According to payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $4,249.07 which was applied for due date xx/XX/2022. The current P&I is in the amount of $3,692.54 and current PITI is in the amount of $4,249.07 with an interest rate of 2.880%. The current UPB reflected as per the payment history is in the amount of $xx.	xx:According to servicing comments, the current status of the loan is performing.

According to payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $4,249.07 which was applied for due date xx/XX/2022. The current P&I is in the amount of $3,692.54 and current PITI is in the amount of $4,249.07 with an interest rate of 2.880%. The current UPB reflected as per the payment history is in the amount of $xx.

As per final application, the borrower xx is working at xx of xx for 9 months.

No comment pertaining to the damage on the subject property has been observed.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found. xx:xx:xx	Not Applicable	Loan Program Info Disclosure Missing or error on the Rate Lock	Field: Age of Loan Loan Value: x Tape Value: x |---| -x |----| -xx.xxxxx% Comment: Age of loan is x Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Borrower DTI ratio percent is xx.xxx%   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: ARM   Tape Value: Fixed   Variance:    Variance %:    Comment: Loan amortization type is ARM.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Original CLTV ratio percent is xx.xxx%   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Original standard LTV is xx.xxx%   Tape Source: Initial   Tape Type:
Field: Original Stated Rate Loan Value: x.xxxxx% Tape Value: x.xxxxx% Variance: -x.xxxxx% Variance %: -x.xxxxx% Comment: Original stated rate is x.xxxx% Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase HOEPA Test Incomplete (Lvl 3) "This loan is not tested against the high-cost mortgage APR threshold due to an ARM index was not provided."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID violation due to decrease in lender credit on closing disclosure dated 11/XX/2021. Initial LE dated 09/XX/2021 reflects lender credit at $4,281.00, however, revised CD dated 11/XX/2021 reflects lender credit at $0.00. This is decrease of $4,281.00 for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan document."
* Loan program disclosure missing or unexecuted (Lvl 3)     "Loan program disclosure is missing from the loan file. Also tape shows ARM disclosure was not provided until 10 days after switch to ARM."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."			Moderate	Not Tested	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
33340515	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,618.05	03/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,340.35	2.990%	360	xx	xx	FHA	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	639	Not Applicable	51.580%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 with lender MERS as nominee for xx and recorded on xx/XX/2021 for the amount of $xx.
There are 10 civil judgments against the borrower.
These 10 civil judgments are in the total amount of xx recorded on the different dates and by the different plaintiffs.
City taxes for the year 2022 will be due on xx/XX/2022 for the amount of $2809.02. The taxes for the year 2021 have been paid for the amount of $2809.03. However, no prior year tax delinquency has been found.	According to the payment history as of xx/XX/2022, the borrower is regular with the payment and the next due date is xx/XX/2022. The last payment was received on xx/XX/2022 for the amount of $2094.30xx. The monthly P&I is in the amount of $1340.35 with an interest rate of 2.990%. The current UPB is reflected in PH for the amount of $xx.	xx:The current status of the loan is performing. According to the payment history as of xx/XX/2022, the borrower is regular with the payment and the next due date is xx/XX/2022. The last payment was received on xx/XX/2022 for the amount of $2094.30xx. The monthly P&I is in the amount of $1340.35 with an interest rate of 2.990%. The current UPB is reflected in PH for the amount of $xx.
No comments have been found regarding the foreclosure and bankruptcy. The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. Also, no comments have been found regarding the income impacted due to covid-19. The borrower is working as xx in xx for 4 years. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: N/A. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: -xx (Days)   Variance %:    Comment: Note reflects first payment date as xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: $xxxxxx.xx   Tape Value: $xxxxxx.xx   Variance: $xxxxx.xx   Variance %: xx.xxxxx%   Comment: Appraisal reflects original appraised value as xxx,xxx.xx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -xx.xxx%   Variance %: -xx.xxxxx%   Comment: Collateral value used for underwriting: $xx amount of secondary lien(s): $x.xx loan amount: $xx CLTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -xx.xxx%   Variance %: -xx.xxxxx%   Comment: Collateral value used for underwriting: $xx amount of secondary lien(s): $x.xx loan amount: $xx LTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx Variance:    Variance %:    Comment: Note reflects property address as xxx  Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Change in Rate/Term   Tape Value: Lower rate or term   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: x/XX/xxxx Tape Value: xx/XX/xxxx Variance: -xx (Days) Variance %: Comment: Note reflects maturity date as x/XX/xxxx. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "TRID violation due to decrease in lender credit on final closing disclosure. Initial loan estimate dated 07/XX/2021 reflects lender credit at $2,818.00. However, final closing disclosure dated 8/XX/2021 reflects lender credit at $2,012.11. This is decrease of $805.89 for fee which has 0% tolerance test. Valid COC for the decrease in lender credit is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape reflects the issue as the loan is uninsured. The loan was closed using wrong appraised value of $xx. However, UW should have used $xx price of prior transfer as the subject is refinance with 12 months of purchase."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 51.58%, the borrower’s income is $4,798.92 and total expenses are in the amount of $2,475.30 and the loan was underwritten by AUS (xx) and its recommendation is approve/eligible for a DTI of 51.58%."		Moderate	Pass	Pass	Pass	Not Covered	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
60966067	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,655.68	03/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,591.63	2.250%	360	xx	xx	VA	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	802	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 with lender MERS as nominee for xx,and recorded on xx/XX/2021 for the amount of $xx.
There is junior mortgage originated on xx/XX/2021 with lender xx and recorded on xx/XX/2021 for the amount of $xx.
There are no active liens and judgments against the borrower.
Annual city and utilities taxes for the year 2021 will be due on xx/XX/2022 for the amount of $7655.68. No prior year tax delinquency has been found.	According to the payment history as of xx/XX/2022, the borrower is regular with the payment and the next due date is xx/XX/2022. The last payment was received on xx/XX/2022 for the amount of $3475.06xx. The monthly P&I is in the amount of $2591.63 with an interest rate of 2.250%. The current UPB is reflected in PH for the amount of $xx.	xx:The current status of the loan is performing. According to the payment history as of xx/XX/2022, the borrower is regular with the payment and the next due date is xx/XX/2022. The last payment was received on xx/XX/2022 for the amount of $3475.06xx. The monthly P&I is in the amount of $2591.63 with an interest rate of 2.250%. The current UPB is reflected in PH for the amount of $xx.
No comments have been found regarding the foreclosure and bankruptcy. The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. Also, no comments have been found regarding the income impacted due to covid-19. The borrower is retired. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: Yes |---| |----| Comment: MI is not required. Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Collateral Value used for Underwriting: $.xxx,xxx.xx Loan Amount: $xx. CLTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Collateral Value used for Underwriting: $.xxx,xxx.xx Loan Amount: $xx. LTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xx (Days)   Variance %:    Comment: The Note reflects the Maturity Date as xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: The Appraisal dated xx/XX/xxxx reflects the subject property as a PUD. Mortgage notarized on xx/XX/xxxx contains a PUD rider. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows loan is uninsurable and bought out of Ginnie Mae pool due to loan failed seasoning requirement."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
77703830	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$10,355.02	02/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,511.39	3.125%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	643	589	37.952%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 with lender MERS as nominee for xx and recorded on xx/XX/2021 for the amount of $xx.
There are no active liens and judgments against the borrower.
Annual city and county taxes for the year 2021 have been paid for the amount of $xx. No prior year tax delinquency has been found.	According to the payment history as of xx/XX/2022, the borrower is regular with the payment and the next due date is xx/XX/2022. The last payment was received on xx/XX/2022 for the amount of $3394.15xx. The monthly P&I is in the amount of $xx. The monthly P&I is in the amount of $1511.39 with an interest rate of 3.125%. The current UPB is reflected in PH for the amount of $xx.	xx:The current status of the loan is performing. According to the payment history as of xx/XX/2022, the borrower is regular with the payment and the next due date is xx/XX/2022. The last payment was received on xx/XX/2022 for the amount of $3394.15xx. The monthly P&I is in the amount of $3394.15xx. The monthly P&I is in the amount of $1511.39 with an interest rate of 3.125%. The current UPB is reflected in PH for the amount of $xx.No evidence have been found regarding the foreclosure and bankruptcy as the latest CH is missing. The occupancy is unable to be determined. The borrower is working as xx in City of xx for 6 years. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| x.xxx% |----| x.xxxxx% Comment: This loan has a qualified mortgage DTI of xx.xxx%, the borrower's income was $x,xxx.xx and total expenses are in the amount of $x,xxx.xx. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: MI is missing from the loan documents.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. CLTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. CLTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xx (Days)   Variance %:    Comment: The Note reflects the Maturity Date as xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: The Appraisal dated xx/XX/xxxx reflects the subject property as a PUD. Mortgage notarized on xx/XX/xxxx contains a PUD rider. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 12/XX/2020 reflects loan origination fee at $2,920.00. However, final CD dated 1/XX/2021 reflects loan origination fee at $3,467.50. This is an increase in fee of $547.50 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape shows uninsurable FHA loan."
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage insurance certificate is missing from loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
91440723	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$5,082.89	03/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,185.14	4.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	789	Not Applicable	46.783%	First	Short Form Policy	Not Applicable	Not Applicable	12/XX/2021	$253,958.36	Not Applicable	4.500%	$1,141.70	12/XX/2022	Change of Terms	As per the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2019 with lender MERS as nominee for xx, and recorded on xx/XX/2019 for the amount of $xx.
There are no active liens and judgments against the borrower.
Annual county taxes for the year 2021 have been paid for the amount of $4879.57. However, the annual county taxes for the year 2021 are delinquent with good through xx/XX/2022 for the amount of $593.06.However, the tax certificate and redemption certificate is required.	According to the payment history as of xx/XX/2022, the borrower is regular with the payment and the next due date is xx/XX/2022. The last payment was received on xx/XX/2022 for the amount of $1786.85xx. The monthly P&I is in the amount of $1141.70 with an interest rate of 4.500%. The current UPB is reflected in PH for the amount of $xx.	xx:The current status of the loan is performing. According to the payment history as of xx/XX/2022, the borrower is regular with the payment and the next due date is xx/XX/2022. The last payment was received on xx/XX/2022 for the amount of $1786.85xx. The monthly P&I is in the amount of $1141.70 with an interest rate of 4.500%. The current UPB is reflected in PH for the amount of $xx.
No comments have been found regarding the foreclosure and bankruptcy. The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. As per the servicing comment dated xx/XX/2021, the borrower's income impacted due to covid-19. The borrower is working as xx for 5 years. xx:xx:xx	The modification agreement was made between the lender xx and the borrower xx on xx/XX/2021 with modified UPB as $xx. The first payment date is 12/XX/2021 and the maturity date is 11/XX/2061. The modified P&I is in the amount of $1141.70 with an interest rate of 4.500%. The modification does not contain balloon payment.	Affiliated Business Disclosure Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| -x.xxx% |----| -x.xxxxx% Comment: NA Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: x/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: -xxx (Days)   Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xx (Days)   Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xxx   Tape Value: xxx   Variance: -xxx   Variance %: -xx.xxxxx%   Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: $xxxxxx.xx   Tape Value: $xxxxxx.xx   Variance: $-xxxxx.xx   Variance %: -xx.xxxxx%   Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: $xx   Tape Value: $xx   Variance: $xx   Variance %: -x.xxxxx%   Comment: NA   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: xx.xxx%   Variance %: xx.xxxxx%   Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: x/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: -xxx (Days)   Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: xx.xxx%   Variance %: xx.xxxxx%   Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $xxxx.xx   Tape Value: $xxxx.xx   Variance: $xx.xx   Variance %: x.xxxxx%   Comment: NA   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: xxx Tape Value: xxx Variance: -x Variance %: -x.xxxxx% Comment: NA Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "Subject approved as OO but seller defect shows may be NOO. BWR never moved into property. Elevated for client review."	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 03/XX/2019 does not reflect Points - Loan Discount Fee. However, initial CD dated 04/XX/2019 reflects Points - Loan Discount Fee at $1,330.89. This is an increase in fee of $1330.89 for charges that cannot increase. Valid COC for the addition of fee is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement is missing from the loan document."
* Missing Required Disclosures (Lvl 3)     "Your home loan toolkit disclosure tracking is missing in the loan file."
																																																																																							* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "Affiliated business disclosure is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 46.78%, the borrower’s income is $7,676.79 and total expenses are in the amount of $3,591.46 and the loan was underwritten by AUS/DU (xx) and its recommendation is Approve/ Eligible with a DTI of 46.78%."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
97233159	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,734.08	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$575.90	3.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	681	Not Applicable	41.703%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2022 in favor of MERS as nominee for xx., in the amount of xx which was recorded on xx/XX/2022.
There is no chain of assignment as the subject mortgage is with the original lender MERS as nominee for xx.
No active judgments or liens have been found.
1st and 2nd installment combined taxes for 2021 have been paid in the amount of $1734.08.
No prior year delinquent taxes have been found.	As per the review of payment history as of xx/XX/2022, the borrower is current with the loan and the next payment is due for xx/XX/2022. The first payment is due for xx/XX/2022. The current P&I is $575.90 and rate of interest is 3.500% and PITI is $575.90. The current UPB reflected is in the amount of $xx.	xx:The loan is currently performing and the next payment is due for xx/XX/2022. The first payment is due for xx/XX/2022. No records for foreclosure and bankruptcy have been found.
The RFD is unable to be determined. No repairs and damages have been found. No comments have been found stating the borrower’s income was impacted by covid. The borrower xx has been working at xx, for 17 years. xx:xx:xx	Not Applicable	1-4 Family Rider Initial Escrow Acct Disclosure	Field: Deferred Balance Amount Loan Value: Not Applicable Tape Value: $x.xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Number Of Units Loan Value: x Tape Value: x Variance: x Variance %: xxx.xxxxx% Comment: Tape Source: Initial Tape Type:	3: Curable	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure is missing from the loan file."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape shows that an "Alternate LE" was initially provided to borrower due to loan transaction starting off as a refinance; but was changed to purchase; the use of an alternate LE make loan non-compliant."
																																																																																							* Missing required 1-4 family rider (Lvl 3) "1-4 Family rider is missing from the loan file."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
3735500	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$761.82	02/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$815.26	2.875%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	Not Applicable	xx	Secondary	Yes	Yes	No	819	818	38.279%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2020 in favor of MERS as nominee for xx., in the amount of xx which was recorded on xx/XX/2020.
There is no chain of assignment as the subject mortgage is with the original lender MERS as nominee for xx.
No active judgments or liens have been found.
1st and 2nd installment combined taxes for 2021 have been paid in the amount of $761.82.
No prior year delinquent taxes have been found.	As per the review of payment history as of xx/XX/2022, the borrower is current with the loan and the next payment is due for xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $815.26 which was applied for xx/XX/2022. The current P&I is $815.26 and rate of interest is 2.875% and PITI is $815.26. The current UPB reflected is in the amount of $xx.	xx:The loan is currently performing and the next payment is due xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $815.26 which was applied for xx/XX/2022. No records for foreclosure and bankruptcy have been found.
The RFD is unable to be determined. No repairs and damages have been found. No comments have been found stating the borrower’s income was impacted by covid. The borrower xx has been working at xx as a xx for 20 years. xx:xx:xx	Not Applicable	Field: Deferred Balance Amount Loan Value: Not Applicable Tape Value: $xxxx.xx |---| |----| Comment: There is no document stating there is a deferred balance. Tape Source: Initial Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Purpose of Refinance Per Application Loan Value: Lower rate or term Tape Value: No Cash-Out Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at the DTI of 38%. Tape shows BWR was not employed at closing and SSI did not start yet. BWR appears to have zero income. Unable to rely on the documents in the loan file and unable to calculate ATR."		Minimal	Not Covered	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
9888859	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,705.92	03/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,775.64	3.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	787	793	23.041%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2020 and recorded on xx/XX/2020, in the amount of $xx with MERS as nominee for xx.

There is no chain of assignment. Currently, the subject loan is with original lender xx.

No active judgments or liens have been found.

1st and 2nd county taxes of 2022 have been due in the total amount of $4,705.92.

No prior year delinquent taxes have been found.	According to payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $2,353.77 which was applied for due date xx/XX/2022. The current P&I is in the amount of $1,775.64 and current PITI is in the amount of $2,353.77 with an interest rate of 3.250%. The current UPB reflected as per the payment history is in the amount of $xx.	xx:According to servicing comments, the current status of the loan is performing.

According to payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $2,353.77 which was applied for due date xx/XX/2022. The current P&I is in the amount of $1,775.64 and current PITI is in the amount of $2,353.77 with an interest rate of 3.250%. The current UPB reflected as per the payment history is in the amount of $xx.

As per final application, the borrower xx is working at xx as xx of operation for 22.5 years. The co-borrower xx is working at xx as for 12.8 years.

No comment pertaining to the damage on the subject property has been observed.

The loan has not been modified since origination.

No foreclosure activity has been found.

																																																																																	No post close bankruptcy record has been found. xx:xx:xx	Not Applicable		Field: Deferred Balance Amount Loan Value: Not Applicable Tape Value: $xx|---| |----| Comment: N/A. Tape Source: Initial Tape Type:	4: Unacceptable	* Property Marketability Issues (Lvl 4) "Tape shows FNMA rejected appraisal and follow up field review due to dissimilar comps used. Subject is in a platted subdivision but comps were 4-9 plus miles away. Concur with FNMA. Elevated for client review."				Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
50492935	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$695.68	02/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,808.51	2.750%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	762	809	49.933%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2020 and recorded on xx/XX/2021, in the amount of $xx with MERS as nominee for xx.

The chain of assignment has been completed. Currently, the assignment is with xx.

No active judgments or liens have been found.

1st, 2nd and 3rd combined taxes of 2022 have been paid in the total amount of $522.22.

4th combined taxes of 2022 have been due in the total amount of $173.46.

No prior year delinquent taxes have been found.	According to payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $2,039.17 which was applied for due date xx/XX/2022. The current P&I is in the amount of $1,808.51 and current PITI is in the amount of $2,039.17 with an interest rate of 2.750%. The current UPB reflected as per the payment history is in the amount of $xx.	xx:The current status of the loan is performing.

According to payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $2,039.17 which was applied for due date xx/XX/2022. The current P&I is in the amount of $1,808.51 and current PITI is in the amount of $2,039.17 with an interest rate of 2.750%. The current UPB reflected as per the payment history is in the amount of $xx.

As per final application, the borrower xx is working at xx for 22.8 years. The co-borrower xx is working at xx for 3.1 years.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found. xx:xx:xx	Not Applicable	Notice of Servicing Transfer	Field: Age of Loan Loan Value: xx Tape Value: xx |---| -x |----| -x.xxxxx% Comment: Age of loan is xx. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Borrower DTI ratio is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date Loan Value: xx/XX/xxxx Tape Value: xx/XX/xxxx Variance: -x (Days) Variance %: Comment: Original note date xx/XX/xxxx. Tape Source: Initial Tape Type:	3: Curable	* Notice of Servicing Transfer missing or unexecuted (Lvl 3) "Notice of servicing transfer is missing from the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 49.93%. Tape shows undisclosed $929 Discover Bank debt may push DTI to 57.32%. Unable to rely on docs in file and unable to calc ATR."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.93%, the borrower’s income is $6,771.35 and total expenses are in the amount of $3,381.16 and the loan was underwritten by DU (xx) and its recommendation is Approve/Eligible with a DTI of 49.93%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
47218889	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$13,634.71	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,447.45	2.500%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	737	Not Applicable	23.569%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 with lender MERS as nominee for xx and recorded on xx/XX/2021 for the amount of $xx.
There are no active liens and judgments against the borrower.
Annual taxes for the year 2021 have been paid for the amount of $xx. No prior year tax delinquency has been found.	According to the payment history seller’s tape data as of xx/XX/2022, the borrower is regular with the payment and the next due date per tape is xx/XX/2022. The monthly P&I per tape is in the amount of $2714.03 with an interest rate of 2.500%. The current UPB is reflected in PH for the amount of $xx.	xx:The current status of the loan is performing. According to the payment history seller’s tape data as of xx/XX/2022, the borrower is regular with the payment and the next due date per tape is xx/XX/2022. The monthly P&I per tape is in the amount of $2714.03 with an interest rate of 2.500%. The current UPB is reflected in PH for the amount of $xx.
No evidences have been found regarding the foreclosure and bankruptcy as the latest CH is missing. The occupancy is unable to be determined. The borrower is working as xx in for 1 year. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: xx Tape Value: xx |---| -x |----| -x.xxxxx% Comment: Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -xx.xxx%   Variance %: -xx.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -x (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Purpose of Refinance Per Application Loan Value: Change in Rate/Term Tape Value: No Cash-Out Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 23.57%. Tape shows undisclosed First Union mortgage may push DTI over 54.31%. Unable to rely on docs in file and unable to calc ATR."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
68322823	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,892.70	03/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,092.53	3.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	776	Unavailable	43.389%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2022 shows that the subject mortgage was originated on xx/XX/2021 and it was recorded on xx/XX/2021 in the amount of $xx in favor of MERS as nominee for “xx”.
As per updated title report date xx/XX/2022, there is a UCC lien available against the borrower filed by xx & recorded on xx/XX/2021.
1st installment of county taxes for the 2021/22 have been paid in full in the amount of $1,946.35 on xx/XX/2021 & 2nd installment is due in due in the amount of $1,946.35 on xx/XX/2022.
1st installment of supplemental county taxes for the 2021/22 have been paid in full in the amount of $1,421.73 on xx/XX/2022 & 2nd installment is due in due in the amount of $1,421.73 on xx/XX/2022.	Review of updated payment history as of xx/XX/2022, the loan is currently performing. Review of updated payment history as of xx/XX/2022, the loan is currently delinquent for 24 months. The last regular payment xx was made on xx/XX/2022 in the amount of $1,092.53 for the due date of xx/XX/2022. The UPB as of the date is in the amount $xx.	xx:Review of updated payment history as of xx/XX/2022, the loan is currently performing. The last regular payment xx was made on xx/XX/2022 in the amount of $1,092.53 for the due date of xx/XX/2022. The UPB as of the date is in the amount $xx.
No evidence has been found regarding the foreclosure & bankruptcy process.
No information has been found regarding the current occupancy & property condition.
As per the 1003, borrower is working at xx. as a xx for last 276 months. xx:xx:xx	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| -x.xxx% |----| -x.xxxxx% Comment: Borrower DTI ratio percent is xx.xxx% Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/XX/xxxx Tape Value: xx/XX/xxxx Variance: -xx (Days) Variance %: Comment: Stated maturity date is xx/XX/xxxx Tape Source: Initial Tape Type:	3: Curable	* DSCR is less than 1.00 (Lvl 3) "As per net operating income statement (NOI) is $xx and annual payment is $xx. As a result DSCR ratio is 0.60%."
																																																																																							* TRID Violations (Lvl 3) "Subject is NOO. Tape shows alert as LE and CD issued on the same day."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
12907048	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$511.62	03/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,045.69	3.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	715	691	41.148%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2022 shows that the subject mortgage was originated on xx/XX/2021 and was recorded on xx/XX/2021 with instrument# xx in the amount of $xx in favor of MERS as nominee for xx.

No active judgments/liens have been found in the updated title report against the borrower/subject property.

1st county taxes of 2021-2022 are paid off in the amount of $255.81 on xx/XX/2021.

2nd county taxes of 2021-2022 are paid off in the amount of $255.81 on xx/XX/2022.

No prior year delinquent taxes have been found in the updated title report.	Review of the payment history dated as of xx/XX/2022 reveals that the loan is performing. The last payment was received in the amount of $2,378.01 on xx/XX/2022. The next due date is xx/XX/2022. Current UPB as of date reflects in the provided payment history is in the amount of $xx and current interest rate as per payment history is 3.500%.	xx:Currently, the loan is performing.

Review of the payment history dated as of xx/XX/2022 reveals that the loan is performing. The last payment was received in the amount of $2,378.01 on xx/XX/2022. The next due date is xx/XX/2022. Current UPB as of date reflects in the provided payment history is in the amount of $xx and current interest rate as per payment history is 3.500%.

No more evidences are available in the latest servicing comments regarding further foreclosure proceedings.

No evidences are available in the latest servicing comments regarding bankruptcy.

As per the 1003, borrower is working at xx, as a xx for last 38 months. xx:xx:xx	Not Applicable	Initial 1003_Application Missing or error on the Rate Lock	Field: Borrower #x Middle Name Loan Value: Not Applicable Tape Value: Tryon |---| |----| Comment: NA. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: The Borrower's income is $x,xxx.xx after subject loan the proposed amount $x,xxx.xx and all other monthly payments is $x,xxx.xx and total all monthly payment is $x,xxx.xx hence, the calculated DTI ratio is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx Variance: -xx (Days) Variance %: Comment: Stated maturity dated as xx/XX/xxxx. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan failed compliance ease delivery and timing test for closing disclosure dated 4/XX/2017. Document tracker is missing and 3 business days were added to get receipt date 4/XX/2017 which is after the consummation date 4/XX/2021."
* Missing Initial 1003_Application (Lvl 3)     "Initial application is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 41.148%. Seller defect shows insufficient SE income documentation. Further details not provided. Unable to rely on documents in file and unable to calculate ATR."
* ComplianceEase TILA Test Failed (Lvl 2)     "Finance charge disclosed on Final CD as $xx. Calculated finance charge is $xx for an under disclosed amount of $6,107.86. Reason for finance charge under disclosure is unknown as the fee itemization is missing.

TRID total of payment disclosed on final CD as $xx. Calculated total of payments is $xx for an under disclosed amount of $6,157.86. The disclosed total of payments of $xx is not considered accurate because it is understated by more than $100. Subject loan is a purchase, originated on 4/XX/2021 and the SOL is 1 year."
																																																																																								* Final Application Incomplete (Lvl 2) "Final application is hand signed by borrower is missing from the loan documents."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
74349179	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,531.14	02/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,386.44	3.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	Yes	790	Unavailable	36.925%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2022 shows that the subject mortgage was originated on xx/XX/2021 and it was recorded on xx/XX/2021 in the amount of $xx in favor of MERS as nominee for “xx”.
There is an active UCC lien available against the borrower in the favor of xx & recorded on xx/XX/2021.
1st & 2nd installments of county taxes for the 2021/2022 have been paid in full in the total amount of $3,531.14 on xx/XX/2021 & xx/XX/2022 respectively.	Review of updated payment history as of xx/XX/2022, the loan is currently performing. The last regular payment xx was made on xx/XX/2022 in the amount of $1,386.44 for the due date of xx/XX/2022. The UPB as of the date is in the amount $xx.	xx:Review of updated payment history as of xx/XX/2022, the loan is currently performing. The last regular payment xx was made on xx/XX/2022 in the amount of $1,428.69 for the due date of xx/XX/2022. The UPB as of the date is in the amount $xx.
No evidence has been found regarding the foreclosure & bankruptcy process.
No information has been found regarding the current occupancy & property condition.
As per the 1003, borrower is working at xx, as a xx for last 60 months. xx:xx:xx	Not Applicable	Transmittal (1008)	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Stated Maturity Date Loan Value: xx/XX/xxxx Tape Value: x/XX/xxxx Variance: -xx (Days) Variance %: Comment: Note reflects stated maturity date as xx/XX/xxxx. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Subject is NOO. Tape shows the APR increased by 0.372% from the Non-final CD to the Final CD. The APR increased by more than the allowed percentage of 0.125% for a Fixed Rate and the required waiting period was not met."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Transmittal summary with P&I $1,386.44 is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
68393149	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$92.45	02/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,290.12	3.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Secondary	Yes	Yes	No	657	732	46.018%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2022 shows that the subject mortgage was originated on xx/XX/2021 and it was recorded on xx/XX/2021 in the amount of $xx in favor of MERS as nominee for xx.

No single assignment of mortgage is available in the updated title report.

No active judgments/liens have been found against the borrower/subject property.

The annual combined taxes for 2021 have been paid in full in the amount of $92.45 on xx/XX/2021.

No prior year delinquent taxes have been found.	Review of updated payment history as of xx/XX/2022, the borrower is current with the loan the next due for regular payment is xx/XX/2022. The last regular payment xx has been made on xx/XX/2022 in the amount of $1290.12 for the due date of xx/XX/2022. The UPB as of the date is in the amount of $xx.	xx:The loan is currently performing.
Review of updated payment history as of xx/XX/2022, the borrower is current with the loan the next due for regular payment is xx/XX/2022. The last regular payment xx has been made on xx/XX/2022 in the amount of $1290.12 for the due date of xx/XX/2022. The UPB as of the date is in the amount of $xx.
No evidences are available regarding foreclosure proceedings and bankruptcy filings.
No evidences are available regarding foreclosure damages or repairs.
As per the 1003, borrower is working at xx, as a xx for last 360 months. xx:xx:xx	Not Applicable	Field: Borrower #x Middle Name Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Updated as per xxxx.   Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Updated as per Note.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/XX/xxxx Tape Value: x/XX/xxxx Variance: -xx (Days) Variance %: Comment: Updated as per Note. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan failed compliance ease delivery and timing test for revised closing disclosure dated 10/XX/2021. Document tracker is missing and 3 business days were added to get receipt date 10/XX/2021 which is after the Consummation date 10/XX/2021."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 6/XX/2021 does not reflect Points - Loan Discount fee. However, CD dated 10/XX/2021 reflects Points - Loan Discount fee at $1,436.52. This is an increase in fee of $1,436.52 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 46.018%. Seller defect shows no valid AUS and may push DTI to over 50%. Further details not provided. Unable to rely on docs in file and unable to calc ATR."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 46.018% as the borrower's income is $5,450.89 and total expenses are in the amount of $2,508.41 and the loan was underwritten by AUS(xx) and its recommendation is “Approve/Eligible” with 46.02%."		Moderate	Not Covered	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
74317274	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,225.05	03/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,766.68	4.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Secondary	Yes	Yes	No	649	Not Applicable	41.323%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2022 shows that the subject mortgage was originated on xx/XX/2021 and was recorded on xx/XX/2021 with instrument# xx-xx in the amount of $xx in favor of MERS as nominee for xx.

No active judgments/liens have been found in the updated title report against the borrower/subject property.

County taxes of the year 2022 have been paid in the amount of $2,225.05.

No prior year delinquent taxes have been found in the updated title report.	Review of the payment history dated as of xx/XX/2022 reveals that the loan is performing. The last payment was received in the amount of $2,537.38 on xx/XX/2022. The next due date is xx/XX/2022. Current UPB as of date reflects in the provided payment history is in the amount of $xx and current interest rate as per payment history is 4.875%.	xx:Currently, the loan is performing.

Review of the payment history dated as of xx/XX/2022 reveals that the loan is performing. The last payment was received in the amount of $2,537.38 on xx/XX/2022. The next due date is xx/XX/2022. Current UPB as of date reflects in the provided payment history is in the amount of $xx and current interest rate as per payment history is 4.875%.

No more evidences are available in the latest servicing comments regarding further foreclosure proceedings.

No evidences are available in the latest servicing comments regarding bankruptcy.

As per the 1003, borrower is working at City and County of xx, as a xx for last 183 months. xx:xx:xx	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Borrower #x Middle Name Loan Value: xx Tape Value: xx |---| |----| Comment: Note reflects borrower #x middle name is xx Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Note reflects borrower last name is xx.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Yes   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: x/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: -xx (Days)   Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Subject Property Detached/Attached Loan Value: Detached Tape Value: Attached Variance: Variance %: Comment: As per the appraisal report subject property is detached. Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "Appraisal report in loan file is subject to Completion/Repairs. Estimate amount to complete the repairs and details regarding the nature of repairs is not available in the appraisal report. However, updated 1004D is missing from the loan documents. Final CD does not reflect any escrow holdback."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Compliance Testing (Lvl 2) "Loan failed qualified mortgage APR threshold test due to APR calculated 5.743% exceeds APR threshold of 5.200% over by +0.543%. HPML disclosure signed by the borrower is missing from the loan documents."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "Loan failed qualified mortgage safe harbor threshold test due to APR calculated 5.743% exceeds APR threshold of 4.450% over by +1.293%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
																																																																																								* Loan does not conform to program guidelines (Lvl 2) "Seller tape shows this loan does not meet the new QM eligibility requirements. The calculated rate spread of 3.145% is above the allowable limit."		Elevated	Not Covered	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
58107007	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$754.34	03/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$480.95	5.750%	180	xx	xx	Conventional	Fixed	Purchase	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	Yes	817	Not Applicable	32.823%	Second	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2022 shows that the subject mortgage was originated on xx/XX/2021 and was recorded on xx/XX/2022 with instrument# xx in the amount of $xx in favor of MERS as nominee for xx.

No active judgments/liens have been found in the updated title report against the borrower/subject property.

There is one senior mortgage open against the property in the amount of $xx which was recorded on xx/XX/2022 in favor of MERS as nominee for xx.

County taxes of 2021 are paid off in the amount of $724.17 on xx/XX/2021.

No prior year delinquent taxes have been found in the updated title report.	Review of the payment history dated as of xx/XX/2022 reveals that the loan is performing. The last payment was received in the amount of $430.70 on xx/XX/2022. The next due date is xx/XX/2022. Current UPB as of date reflects in the provided payment history is in the amount of $xx and current interest rate as per payment history is 5.750%.	xx:Currently, the loan is performing.

Review of the payment history dated as of xx/XX/2022 reveals that the loan is performing. The last payment was received in the amount of $480.95 on xx/XX/2022. The next due date is xx/XX/2022. Current UPB as of date reflects in the provided payment history is in the amount of $xx and current interest rate as per payment history is 5.750%.

No more evidences are available in the latest servicing comments regarding further foreclosure proceedings.

No evidences are available in the latest servicing comments regarding bankruptcy.

As per the 1003, borrower is working at xx, as a xx for last 298 months. xx:xx:xx	Not Applicable	Note	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| -x.xxx% |----| -x.xxxxx% Comment: This loan has a qualified mortgage DTI of xx.xxx%, the borrower's income was $xx and total expenses are in the amount of $x,xxx.xx. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xxx   Tape Value: xxx   Variance: -xxx   Variance %: -xx.xxxxx%   Comment: The Note reflects the Loan Original Maturity Term Months as xxx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/XX/xxxx Tape Value: x/XX/xxxx Variance: -xxxx (Days) Variance %: Comment: NA. Tape Source: Initial Tape Type:	4: Unacceptable	* Note is missing or unexecuted (Lvl 4) "Note document with amount $xx is missing from the loan documents. Also lost note affidavit is missing from the loan documents."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "This loan failed revised closing disclosure delivery waiting period test due to changes before consummation requiring a new waiting period. APR becomes inaccurate."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Initial loan estimate dated 08/XX/2020 does not reflect points-loan discount fee. However, final closing disclosure dated 11/XX/2021 reflects points-loan discount  fee at $73.80. This is an increase in fee of +$78.30 for charges that cannot increase. Valid COC for the increase in fee is available. However, COC is not getting tested due to loan failing TRID delivery and timing test."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Seller tape shows bankruptcy not allowed on program."	* Cash out purchase (Lvl 2) "The subject loan is purchase case, however final closing disclosure date 11/XX/2021 reflects cash to in the amount of $xx."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
39013007	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,432.86	03/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,310.17	2.250%	180	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	706	Unavailable	37.051%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2022 shows that the subject mortgage was originated on xx/XX/2021 and it was recorded on xx/XX/2021 in the amount of $xx in favor of MERS as nominee for xx.

No single assignment of mortgage is available in the updated title report.

No active judgments/liens have been found against the borrower/subject property.

The annual county taxes for 2021 have been paid in full in the amount of $4,432.86 on xx/XX/2022.
No prior year delinquent taxes have been found.	Review of updated payment history as of xx/XX/2022, the borrower is current with the loan and the next due for regular payment is xx/XX/2022. The last regular payment xx has been made on xx/XX/2022 in the amount of $1,310.07 for the due date of xx/XX/2022. The UPB as of the date is in the amount of $xx.	xx:The loan is currently performing.
Review of updated payment history as of xx/XX/2022, the borrower is current with the loan and the next due for regular payment is xx/XX/2022. The last regular payment xx has been made on xx/XX/2022 in the amount of $1,310.07 for the due date of xx/XX/2022. The UPB as of the date is in the amount of $xx.
No evidences are available regarding foreclosure proceedings and bankruptcy filings.
No evidences are available regarding damages or repairs.
As per the 1003, borrower is working at xx, as a xx for last 49 months. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Stated Maturity Date Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx Variance: -xx (Days) Variance %: Comment: Stated maturity date is x/XX/xxxx. Tape Source: Initial Tape Type:	3: Curable	* Final Application Incomplete (Lvl 3) "Final application is not hand dated by borrower."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows VOM or mortgage statement for verification of mortgage history was not documented at the time of closing."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
47490619	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,484.59	03/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,368.70	3.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Unavailable	Unavailable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	780	Not Applicable	41.375%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2022 shows that the subject mortgage was originated on xx/XX/2022 and it was recorded on xx/XX/2022 in the amount of $xx in favor of MERS as nominee for “xx”.

No single assignment of mortgage is available in the updated title report.

No active judgments/liens have been found in the updated title report against the borrower/subject property.

The annual county taxes for the year 2021 have been paid in the amount of $ 533.76 on xx/XX/2022.

The annual school taxes for the year 2021 have been paid in the amount of $ 950.83 on xx/XX/2022.

The annual other taxes for the year 2021 have been exempted.	Review of updated payment history as of xx/XX/2022, the loan is currently performing. The last regular payment xx was made on xx/XX/2022 in the amount of $2,368.70 with interest rate 3.500% for the due date of xx/XX/2022. The UPB as of the date is in the amount $xx.	xx:As per review of updated payment history as of xx/XX/2022, the loan is currently performing. The last regular payment xx was made on xx/XX/2022 in the amount of $2,368.70 with interest rate 3.500% for the due date of xx/XX/2022. The UPB as of the date is in the amount $xx.
No evidences found regarding bankruptcy or foreclosure proceedings in comments.
As per the 1003, borrower is working at xx of, as a xx for last 120 months. xx:xx:xx	Not Applicable	Initial 1003_Application Mortgage Insurance	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| -xx.xxx% |----| -xx.xxxxx% Comment: The borrower's monthly income is $xx after subject loan the proposed amount $x,xxx.xx and total non-housing payments is $xx.xx. Hence, the calculated DTI ratio is xx.xxx%. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx Variance: -xx (Days) Variance %: Comment: As per tape data, stated maturity date is xx/XX/xxxx. However note documents reflects it xx/XX/xxxx. Tape Source: Initial Tape Type:	3: Curable	* MI, FHA or MIC missing and required (Lvl 3) "Mortgage insurance certificate is missing from the loan documents."
																																																																																							* Missing Initial 1003_Application (Lvl 3) "Missing initial application dated 08/XX/2021 signed by the loan originator."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 41.375%. Per tape, income miscalculation on other REO may push DTI over 70%. Unable to rely on income document in file and unable to calculate ATR."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
98634003	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$149.35	02/XX/2022	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$253.25	11.749%	181	xx	xx	Conventional	Fixed	Refinance	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	12/XX/2021	$14,000.22	Not Applicable	4.250%	$144.99	12/XX/2021	Financial Hardship	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2004 and recorded on xx/XX/2004, in the amount of $xx.

The chain of assignment has been completed. Currently, the assignment is with xx.
There are 2 state tax liens against the borrower in favor of State of xx recorded on xx/XX/2021 and xx/XX/2021 in the total amount of $4,048.79.

Annual combined taxes of 2021 have been paid in the amount of $149.35 on xx/XX/2022.

No prior year delinquent taxes have been found.	According to payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $162.59 which was applied for due date xx/XX/2022. The current P&I is in the amount of $144.99 and current PITI is in the amount of $162.59 with an interest rate of 4.630%. The current UPB reflected as per the payment history is in the amount of $xx.	xx:According to servicing comments, the current status of the loan is performing.

According to payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $162.59 which was applied for due date xx/XX/2022. The current P&I is in the amount of $144.99 and current PITI is in the amount of $162.59 with an interest rate of 4.630%. The current UPB reflected as per the payment history is in the amount of $xx.

The foreclosure was initiated in the loan by filing referred to an attorney on xx/XX/2019 and the complaint was filed on xx/XX/2020. The foreclosure was put on hold for loss mitigation on xx/XX/2021 and the hold was ended on xx/XX/2021. No further details have been found.

According servicing comments, the borrower was approved for trial plan which began from xx/XX/2020 to xx/XX/2021 with monthly amount of $149.00. The final trial payment was completed on xx/XX/2021.

As per latest BPO dated xx/XX/2021, the subject property is owner occupied and is in average condition and the as-is price is quoted as $xx.

As per comment dated xx/XX/2020, the subject property is occupied by unknown party. No comment pertaining to the damage on the subject property has been observed.

No post close bankruptcy record has been found. xx:The foreclosure was initiated in the loan. The complaint was filed on xx/XX/2020. The foreclosure was put on hold for loss mitigation on xx/XX/2021 and the hold was ended on xx/XX/2021. No further details have been found. xx:xx	The loan modification agreement was made on xx/XX/2021.The new modified principal balance as per modification is in the amount of $xx with interest rate starting at 4.250% and the borrower promises to pay P&I in the amount of $144.99 beginning from 12/XX/2021. The maturity date as per loan modification agreement is 12/XX/2031.	Affiliated Business Disclosure Credit Application HUD-1 Closing Statement Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Deferred Balance Amount Loan Value: Not Applicable Tape Value: $x.xx |---| |----| Comment: Unavailable. Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xx (Days)   Variance %:    Comment: Last payment received on x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Mailing Address City   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mailing Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mailing Address Zip Code   Loan Value: xxxxx-xxxx   Tape Value: xxxxx-xxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: Not Applicable   Tape Value: xx/XX/xxxx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: $xxxxx.xx   Tape Value: $xxxxx.xx   Variance: $x.xx   Variance %: x.xxxxx%   Comment: Original balance is $xxxxx.xx.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: Unavailable   Tape Value: x/XX/xxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: xx.xxxxx%   Tape Value: x.xxxxx%   Variance: x.xxxxx%   Variance %: x.xxxxx%   Comment: Original stated rate is xx.xxxxx%.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Property st address is xx. Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "Home has not been affixed. An appraisal report at time of origination is missing from the loan file. According to updated title report and tape data, the subject property type is Manufactured Home. The legal description of the subject mortgage does not reflect any VIN number and also the final title policy is missing. Tax certificate attached with the updated title report dated does not reflect separate assessment for land and building and the affidavit of affixation is not available in the loan file to determine whether the home is attached to the permanent foundation."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final Hud-1 along with itemization and estimated HUD are missing from the loan file."	* Application Missing (Lvl 2) "The final 1003 as well as 1008 is missing in the loan file. However, the values are taken as note date and loan amount."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in South Carolina. The following required state disclosures are missing from the loan file.
1. xx Preference Disclosure
2. Casualty Insurance Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
55864149	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$7,429.28	02/XX/2022	Unavailable	Yes	TitleIssue	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	Unavailable	5.000%	360	xx	xx	Conventional	Fixed	Cash Out	xx	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Unavailable	Unavailable	Unavailable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	Unavailable	$318,093.12	$36,499.20	5.000%	$1,648.78	Unavailable	Financial Hardship	The review of the pro-title dated xx/XX/2022 reflects that the subject mortgage originated on xx/XX/2007 with the lender xx in the amount of $xx, which was recorded on xx/XX/2007.
The chain of the assignment has not been completed. The latest assignment is with xx, and Assigns which was recorded on xx/XX/2017. However, the missing assignment is to xx.
No active liens and judgments have been found against the borrower and the property.
First, second, and third installment town taxes have been paid for the total amount of xx.
The fourth installment of town taxes for 2022 are due on xx/XX/2022 in the amount of $1,849.44.
No prior years delinquent taxes have been found.	According to a review of the payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for the regular payment is xx/XX/2022. The last payment was received on xx/XX/2022 total in the amount of P&I $1,648.78, which was applied for the due date of xx/XX/2022. The UPB is in the amount of $xx and the deferred balance is $xx. The borrower made a large amount of $xx in January-2022.	xx:According to the review of the servicing comments, the borrower is current with the loan.
According to a review of the payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for the regular payment is xx/XX/2022.  The last payment was received on xx/XX/2022 total in the amount of P&I $1,648.78, which was applied for the due date of xx/XX/2022.  The UPB is in the amount of $xx and the deferred balance is $xx. The borrower made a large amount of $xx  in January-2022.
Unable to determine the reason for the default from the available servicing comments.
No details related to the bankruptcy have been found.
As per the exterior BPO report dated xx/XX/2021 located at “xx” the subject property has been occupied by the owner with the average condition. No comment pertaining to the damage to the subject property has been observed.

Update:
As per the comment dated xx/XX/2020, the reason for default is excessive obligations.
As per comment dated xx/XX/2020, contested/ litigation matter was identified.  The comment dated xx/XX/2020 stated that the contested/ litigation FC closed.
As per the comment dated xx/XX/2020, the subject property was damaged. The date of loss and estimated damage cost is unable to be determined. However, no further details have been found regarding completion of repairs. xx:As per the document located at “Ln#xx.pdf pg#22”, the foreclosure was initiated by the xx. The foreclosure complaint was filed on xx/XX/2019 and thereafter an amended complaint was filed on xx/XX/2020. However, the foreclosure file was put on hold due to the title issue. As per the latest comment dated xx/XX/2022, the step title issue was resolved on xx/XX/2022. No further foreclosure details have been found. xx:xx	The original note along with the lost note affidavit is missing from the loan file. Hence, unable to determine the note details. As per the seller’s tape data, the loan was modified on 7/XX/2012 and the new maturity date is 8/XX/2052. The P&I per payment history is in the amount of $1,648.78 and UPB is $xx and the deferred balance is $xx.	Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. Missing Required State Disclosures Mortgage Note Notice of Servicing Transfer Origination Appraisal	Field: Doc Date of Last Modification Loan Value: Unavailable Tape Value: x/XX/xxxx |---| |----| Comment: Mod is missing from the loan file. Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xx (Days)   Variance %:    Comment: The last payment was received on x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: Not Applicable   Tape Value: xx/XX/xxxx   Variance:    Variance %:    Comment: Appraisal report is missing.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: $xx  Tape Value: $xx   Variance: $x.xx   Variance %: x.xxxxx%   Comment: The note amount is $xx.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: No Discrepancy. Tape Source: Initial Tape Type:	3: Curable	* Mortgage missing / unexecuted (Lvl 3) "An executed copy of the mortgage document is available at "xx"; however, some pages of the mortgage are missing from the Pro-title report."
* Note is missing or unexecuted (Lvl 3) "The original note document along with the lost note affidavit is missing from the loan documents. The loan was modified on 7/XX/2021 with the new maturity date of 8/XX/2052."	* Application Missing (Lvl 2) "Final 1003/application is missing from the loan documents."
* Final TIL Missing or Not Executed (Lvl 2)     "Final truth in lending disclosure is missing from loan documents."
* Missing Appraisal (Lvl 2)     "An appraisal report at origination is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit Report is missing from loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the Massachusetts. The following state disclosures are missing in the loan file:-
1. Carbon Monoxide Alarms."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan documents."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
63810788	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$178.29	02/XX/2022	zz	No	Unavailable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$586.57	11.854%	360	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Unavailable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Not Applicable	3.500%	$336.72	05/XX/2020	Financial Hardship	Updated title report dated xx/XX/2022 shows that the subject mortgage was recorded on xx/XX/2003 in the amount of $xx which is in the favor xx.
The chain of assignment has been completed as currently the assignment is with U.S. xx, recorded on xx/XX/2022.
* There is one senior mortgage against the subject property recorded on xx/XX/1996 in the amount of $7,500 which is in the favor of xx;
1) One civil judgment found pending against the borrower recorded on xx/XX/2021 in the amount of $175.00 which is in the favor of xx;
1) Annual county taxes for 2021 have been paid in the amount of $101.73 on xx/XX/2021.
2) Annual county taxes for 2021 have been paid in the amount of $76.56 on xx/XX/2021.
No prior year delinquent taxes have been found pending.	Review of payment history as of dated xx/XX/2022 shows that the borrower is current with the loan. The loan payment is currently 0 month in delinquency. The next due date is xx/XX/2022. The last payment was received on xx/XX/2022 in the total amount of $345.19 for the due date of xx/XX/2022. The unpaid principal balance according to payment history is in the amount of $xx. The current interest rate is 3.500% with P&I in the amount of $336.71.	xx:The current status of loan is performing.
Payment history shows that the borrower is current with the loan. The loan payment is currently 0 month in delinquency. The next due date is xx/XX/2022. The last payment was received on xx/XX/2022 in the total amount of $345.19 for the due date of xx/XX/2022. The unpaid principal balance according to payment history is in the amount of $xx. The current interest rate is 3.500% with P&I in the amount of $336.71.
The loan was modified in the year 2020. The same modification agreement is missing from the loan file.
The borrower had filed bankruptcy under chapter 13 with case#xx on xx/XX/2004. The plan was confirmed on xx/XX/2005. Later the plan was converted to chapter 7 on xx/XX/2008. Plan was discharged on xx/XX/2009 and later terminated on xx/XX/2009. xx:According to foreclosure document located at Ln#xx.pdf Pg#85, the foreclosure complaint was filed on xx/XX/2019. But, according to the notice of order of dismissal the foreclosure was dismissed on xx/XX/2021. xx:According to PACER, the borrower had filed bankruptcy under chapter 13 with case#xx on xx/XX/2004. The plan was confirmed on xx/XX/2005. Later the plan was converted to chapter 7 on xx/XX/2008. Plan was discharged on xx/XX/2009 and later terminated on xx/XX/2009.
The POC was filed in the claim amount of $xx with arrearage in the amount of $1,836.20.	This is conventional loan with fixed rate of 11.85360% and P&I of $586.57 with the maturity date of 12/XX/2033. But, as per payment history interest rate is 3.500% and P&I of $336.72. Hence, there is a reduction in rate of interest and P&I with respect to note. There could be a possible modification. Also, collection comment dated 03/XX/2020 shows that the loan was modified in the year 2020. The comment shows capitalized amount as $xx, interest rate as 3.500% and P&I as $336.72 with the term of 140 months. But, the signed copy of such modification is missing from the loan file.	Credit Application Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Origination Appraisal Right of Rescission	Field: Deferred Balance Amount Loan Value: Not Applicable Tape Value: $x.xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mailing Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mailing Address Zip Code   Loan Value: xxxxx-xxxx   Tape Value: xxxxx-xxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xxxx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: $xxxxx.xx   Tape Value: $xxxxx.xx   Variance: $-xxxx.xx   Variance %: -x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: $xx  Tape Value: $xx Variance: $x.xx   Variance %: x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: xx.xxxxx%   Tape Value: x.xxxxx%   Variance: x.xxxxx%   Variance %: x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. Estimated HUD-1 or itemization of points and fees are also not available in the loan file."	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An appraisal document is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit Report is missing from loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
40745916	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$683.00	02/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$359.87	12.270%	240	xx	xx	Conventional	Fixed	Refinance	xx	xx	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	11/XX/2021	$32,274.71	Not Applicable	5.036%	$223.15	10/XX/2021	Financial Hardship	The review of the updated title report dated xx/XX/2022 shows that the subject mortgage was originated on xx/XX/2007 and it was recorded on xx/XX/2007 in the amount of $xx in favor of xx.
The chain of assignment is incomplete as it should be with xx.
No active judgments or liens found.

The annual County taxes for 2021 have been due in the amount of $683.00.	Review of updated payment history as of xx/XX/2022, the loan is currently performing and the next due for regular payment is xx/XX/2022. The last payment was made on xx/XX/2022 and xx is in the amount of $223.15 for the due date of xx/XX/2022. The UPB as of the date is in the amount of $xx.	xx:The loan is currently performing.
Review of updated payment history as of xx/XX/2022, the loan is currently performing and the next due for regular payment is xx/XX/2022. The last payment was made on xx/XX/2022 and xx is in the amount of $223.15 for the due date of xx/XX/2022. The UPB as of the date is in the amount of $xx.
This is a conventional fixed rate mortgage with P&I of $359.87 with the rate of interest 12.270% and a maturity date of the loan is xx/XX/2027. The P&I as per updated payment history as of the date is $223.15; however, there is a reduction in P&I and rate of interest with respect to original Note data which seems that there would be a possible loan modification but an executed copy of such loan modification agreement is missing from the loan file.
The occupancy of the subject property is unable to be determined.
No comments have been found stating the borrower’s income was impacted by Covid-19. xx:xx:xx	The modification agreement was made on the effective date 11/XX/2021 and the new principal balance is $xx. The borrower has promised to pay the P&I of $223.15 with the fixed interest rate 5.036% that began from the first payment date 10/XX/2021 till the maturity date of 4/XX/2040. No forgiven and deferred has been noted in the modification agreement.	Affiliated Business Disclosure Credit Application Credit Report HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Currently in Foreclosure? Loan Value: No Tape Value: Yes |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $x.xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mailing Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: -xxxx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: $xxxxx.xx   Tape Value: $xxxxx.xx   Variance: $x.xx   Variance %: x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: xx.xxxxx%   Tape Value: x.xxxxx%   Variance: x.xxxxx%   Variance %: x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1 along with preliminary HUD-1, fee itemization and closing instructions are missing from the loan file."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An Appraisal report at origination is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan file"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from the loan files."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from the loan files."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan files."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
13228581	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$207.05	02/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$338.14	12.490%	181	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mobile Home	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	02/XX/2022	$15,692.04	Not Applicable	4.500%	$327.03	02/XX/2022	Financial Hardship	The review of the updated title report dated xx/XX/2022 shows that the subject mortgage was originated on xx/XX/2008 and it was recorded on xx/XX/2008 in the amount of $xx in favor of xx.

The chain of assignment is completed as the subject mortgage is still with the lender xx.

No active judgments or liens found.

The annual County taxes for 2021 have been due in the amount of $207.05.	The payment history dated xx/XX/2021 shows that the loan is in performing and next payment due date is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $344.66 which was applied for the due date of xx/XX/2022. The current UPB is in the amount of $xx.	xx:Currently the loan is in performing.
The payment history dated xx/XX/2021 shows that the loan is in performing and next payment due date is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $344.66 which was applied for the due date of xx/XX/2022. The current UPB is in the amount of $xx.
The modification is missing from loan file as this is a fixed rate conventional mortgage with P&I of $338.14 along with interest rate of 11.490% till the maturity date of xx/XX/2023. The current P&I as per the latest payment history as of xx/XX/2022 is $344.66 and rate of interest is 4.500%, however, there is a reduction in rate of interest with respect to Note data which seems that there may be a possibility of  modification. The tape data indicates the latest modification was made on xx/XX/2022. No evidence has been found regarding the modification in latest collection comments.
As per collection comment the subject property is occupied by owner and is in good condition. There are no comments regarding the damages and repairs. xx:xx:xx	The loan modification agreement was made on xx/XX/2022.The new modified principal balance as per modification is in the amount of $xx with interest rate starting at 4.500% and the borrower promises to pay P&I in the amount of $327.03 beginning from 02/XX/2022. The maturity date as per loan modification agreement is 06/XX/2026.	Affiliated Business Disclosure Credit Application Credit Report Notice of Servicing Transfer Origination Appraisal	Field: Currently in Foreclosure? Loan Value: No Tape Value: Yes |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $x.xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mailing Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: x/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: -xxxx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: $xx   Tape Value: $xx   Variance: $x.xx   Variance %: x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated Rate Loan Value: xx.xxxxx% Tape Value: x.xxxxx% Variance: x.xxxxx% Variance %: x.xxxxx% Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Mobile Home (Lvl 4) "The subject property is a manufactured home. xx is available in updated title but no final title policy is available in the loan file to confirm ALTA-7 for manufactured home. The appraisal report at origination is showing that the subject property has been attached to the permanent foundation system and towing wheels and axles have been removed."	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the disclosed APR high-cost threshold exception test. Although the recalculated APR does not exceed any "high-cost " APR thresholds, using the disclosed APR, as provided, the loan would fail the following "high-cost " APR threshold test(s): HOEPA High Cost Mortgage APR Threshold Test, SC HCCHLA High Cost Home Loan APR Threshold Test. As a result, this loan may not be acceptable to certain secondary market investors."
* Lost Note Affidavit (Lvl 3) "Lost note affidavit dated 08/XX/2018 was found in the loan file located at (xx) as original note was misplaced, lost or destroyed. And duplicate copy / attested copy of note are available in the loan file."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the disclosed APR high-cost threshold exception test. Although the recalculated APR does not exceed any "high-cost " APR thresholds, using the disclosed APR, as provided, the loan would fail the following "high-cost " APR threshold test(s): HOEPA High Cost Mortgage APR Threshold Test, SC HCCHLA High Cost Home Loan APR Threshold Test. As a result, this loan may not be acceptable to certain secondary market investors."
* Missing Appraisal (Lvl 2)     "An appraisal report at origination is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report missing in the loan file"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from the loan files."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required affiliated business disclosure is missing from the loan files."		Moderate	Pass	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
17821803	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,792.00	03/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$951.09	3.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	731	Not Applicable	43.617%	First	Final policy	Not Applicable	$10,000.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2020 in favor of MERS as nominee for xx in the amount of xx and recorded on xx/XX/2020.
There is no chain of assignment as the subject mortgage is with the original lender MERS as nominee for xx.
There is a junior mortgage in the amount of $10,000 which was recorded on xx/XX/2020 in the favor of xx.
No active judgments or liens have been found.
1st and 2nd installment county taxes for 2020 have been due in the amount of $2792.
No prior year delinquent taxes have been found.	As per the review of payment history as of xx/XX/2022, the borrower is current with the loan and the next payment is due for xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $1,570.30 which was applied for xx/XX/2022. The current P&I is $951.09 and rate of interest is 3.625% and PITI is $1,570.30. The current UPB reflected is in the amount of $xx.	xx:The loan is currently performing and the next payment is due for xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $1,570.30 which was applied for xx/XX/2022. No records for foreclosure and bankruptcy have been found. The RFD is unable to be determined. No repairs ad damages have been fund. No comments have been found stating the borrower’s income was impacted by covid. The borrower xx has been working at xx as a xx for 22.7 years. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: xx Tape Value: xx |---| -x |----| -x.xxxxx% Comment: Tape Source: Initial Tape Type:
Field: Stated Maturity Date Loan Value: x/XX/xxxx Tape Value: xx/XX/xxxx Variance: -xx (Days) Variance %: Comment: Original Note document shows that stated maturity date is x/XX/xxxx. Tape Source: Initial Tape Type:	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 43.62%. Tape shows unable to source funds to close of $8,000.00 and missing pension income verification. Unable to rely on docs in file and unable to calc ATR."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.617% as the borrower’s income is $4,719.06 and total expenses are in the amount of $2,058.29 and the loan was underwritten by DU (xx) and its recommendation is “Approve/Eligible” with a DTI of 43.62%."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
13367627	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,211.22	03/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$709.11	2.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Secondary	Yes	Yes	No	784	Not Applicable	46.455%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 and recorded on xx/XX/2021, in the amount of $xx with MERS as nominee for xx.

There is no chain of assignment. Currently, the subject loan is with original lender xx.

No active judgments or liens have been found.

Annual county taxes of 2021 have been paid in the amount of $1,211.22 on xx/XX/2021.

Annual county taxes of 2022 have been due in the amount of $605.65.

No prior year delinquent taxes have been found.	According to payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $1,049.47 which was applied for due date xx/XX/2022. The current P&I is in the amount of $709.11 and current PITI is in the amount of $1,049.47 with an interest rate of 2.750%. The current UPB reflected as per the payment history is in the amount of $xx.	xx:According to servicing comments, the current status of the loan is performing.

According to payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $1,049.47 which was applied for due date xx/XX/2022. The current P&I is in the amount of $709.11 and current PITI is in the amount of $1,049.47 with an interest rate of 2.750%. The current UPB reflected as per the payment history is in the amount of $xx.

As per final application, the borrower xx is working at xx for 14 years.

No comment pertaining to the damage on the subject property has been observed.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found. xx:xx:xx	Not Applicable	Field: Age of Loan Loan Value: xx Tape Value: xx |---| -x |----| -x.xxxxx% Comment: Age of loan is xx. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -xx.xxx%   Variance %: -xx.xxxxx%   Comment: Borrower DTI ratio is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Occupancy at Origination (Property Usage Type) Loan Value: Secondary Tape Value: Primary Variance: Variance %: Comment: Occupancy at origination is secondary. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan fails compliance ease delivery and timing test initial loan estimate dated 2/XX/2021. Document tracker proving the delivery of initial loan estimate within 3 business days is missing from the loan documents."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase 0% tolerance test due to loan failed initial LE estimate delivery and timing test. Initial LE dated 2/XX/2021 delivered on 2/XX/2021 which is more than 3 business days from initial application date 2/XX/2021."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approve/eligible at 46.455%. Tape shows BWR had an undisclosed mortgage at closing and may push DTI over 61.408%. Further details not provided. Unable to rely on docs in file and unable to calc ATR."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 46.455%, the borrower's income is $4,766.29 and total expenses are in the amount of $2,214.19 and the loan was underwritten by DU (xx) and its recommendation is “Approve/Eligible” with a DTI of 46.45%."		Moderate	Not Covered	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
31451006	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,962.42	03/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,646.77	2.625%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	715	Not Applicable	23.190%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 with lender MERS as nominee for xx, Inc and recorded on xx/XX/2021 for the amount of $xx.
There is UCC mortgage originated and recorded on xx/XX/2017 for the amount of $xx with lender xx.
However, the said prior UCC lien subordinated with subject mortgage and subject is at first position.
Annual county taxes for the year 2021 have been paid for the amount of $5654.42. No prior year tax delinquency has been found.	According to the payment history as of xx/XX/2022, the borrower is regular with the payment and the next due date is xx/XX/2022. The last payment was received on xx/XX/2022 for the amount of $2205.31xx. The monthly P&I is in the amount of $1646.77 with an interest rate of 2.625%. The current UPB is reflected in PH for the amount of $xx.	xx:The current status of the loan is performing. According to the payment history as of xx/XX/2022, the borrower is regular with the payment and the next due date is xx/XX/2022. The last payment was received on xx/XX/2022 for the amount of $2205.31xx. The monthly P&I is in the amount of $1646.77 with an interest rate of 2.625%. The current UPB is reflected in PH for the amount of $xx.
No comments have been found regarding the foreclosure and bankruptcy. The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. Also, no comments have been found regarding the income impacted due to covid-19.
The borrower is working as xx for 5 years. xx:xx:xx	Not Applicable	Field: Age of Loan Loan Value: x Tape Value: x |---| -x |----| -xx.xxxxx% Comment: NA Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan failed Compliance Ease delivery and timing test for revised closing disclosure dated 9/XX/2021. Document tracker is missing and 3 business days were added to get receipt date 9/XX/2021 which is after the Consummation date 9/XX/2021."
																																																																																							* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 8/XX/2021 reflects transfer taxes fee at $48.00. However, cd dated 9/XX/2021 reflects transfer taxes fee at $111.00. This is an increase in fee of $63.00 for charges that cannot increase. Valid coc for the increase in fee is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan approved at 23%. Seller tape shows borrower was not employed at the time of closing. Unable to rely on docs in file and unable to calc ATR."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
92532058	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$1,675.38	$1,462.09	02/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$705.03	3.250%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	668	Not Applicable	44.938%	First	Final policy	Not Applicable	$6,480.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 in favor of MERS as nominee for xx., in the amount of xx which was recorded on xx/XX/2021.
There is no chain of assignment as the subject mortgage is with the original lender MERS as nominee for xx.
There is a junior mortgage which was recorded on xx/XX/2021 in the favor of xx in the amount of $6480.
Annual combined taxes for 2021 have been delinquent in the amount of $1675.38 with good through xx/XX/2022.
Annual combined taxes for 2020 have been due in the amount of $1493.03.	As per the review of payment history as of xx/XX/2022, the borrower is current with the loan and the next payment is due for xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $1,050.00 which was applied for xx/XX/2022. The current P&I is $705.03 and rate of interest is 3.250% and PITI is $1,050.00. The current UPB as per tape is in the amount of $xx.	xx:The loan is currently performing and the next payment is due xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $1,050.00 which was applied for xx/XX/2022. No records for foreclosure and bankruptcy have been found.
 The RFD is unable to be determined. No repairs and damages have been found. No comments have been found stating the borrower’s income was impacted by covid. The borrower xx has been working at xx as a xx for 6.2 years.

The covid attestation is located at xx. xx:xx:xx	Not Applicable	Mortgage Insurance	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xxx   Tape Value: xx   Variance: xxx   Variance %: xxxx.xxxxx%   Comment: Note reflects maturity term month as xxx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xxx.xxx%   Tape Value: xxx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Amount of Secondary Lien(s): $x,xxx.xx. Loan Amount: $xx. LTV=xx.xxx%/CLTV = xxx.xxx%.   Tape Source: Initial   Tape Type:
																																																																																				Field: Original Standard LTV (OLTV) Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: x.xxx% Variance %: x.xxxxx% Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. LTV=xx.xxx%. Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows loan does not meet investor’s requirements for non-borrowing spouse. No further details available."	* MI, FHA or MIC missing and required (Lvl 2) "Mortgage Insurance Certificate is missing from the loan file."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
83033046	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$986.97	03/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$476.06	3.000%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	681	Not Applicable	41.047%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 and recorded on xx/XX/2021, in the amount of $xx with MERS as nominee for xx.

There is no chain of assignment. Currently, the subject loan is with original lender xx.

There is one junior mortgage active in the favor of xx in the amount of $3,660.00, originated on xx/XX/2021 and recorded on xx/XX/2021.

Annual county taxes of 2021 have been paid in the amount of $986.97 on xx/XX/2021.

No prior year delinquent taxes have been found.	According to payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $689.48 which was applied for due date xx/XX/2022. The current P&I is in the amount of $476.06 and current PITI is in the amount of $689.48 with an interest rate of 3.000%. The current UPB reflected as per the payment history is in the amount of $xx.	xx:According to servicing comments, the current status of the loan is performing.

According to payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $689.48 which was applied for due date xx/XX/2022. The current P&I is in the amount of $476.06 and current PITI is in the amount of $689.48 with an interest rate of 3.000%. The current UPB reflected as per the payment history is in the amount of $xx.

As per final application, the borrower xx is working at xx for 1 year.

No comment pertaining to the damage on the subject property has been observed.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| -x.xxx% |----| -x.xxxxx% Comment: The borrower’s income is $x,xxx.xx and total expenses are in the amount of $x,xxx.xx. Hence calculated DTI ratio is xx.xxx%. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xxx   Tape Value: xx   Variance: xxx   Variance %: xxxx.xxxxx%   Comment: The note reflects the loan original maturity term months as xxx months.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: "Collateral Value used for Underwriting: $xx. Amount of Secondary Lien(s): $XXX,XXXX. Loan Amount: $xx. CLTV = xxx.xxx%. "   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: x.xxx% Variance %: x.xxxxx% Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. LTV = xx.xxx%. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 8/XX/2021 does not reflect rush fee. However, CD dated 12/XX/2021 reflects rush fee at $150.00. This is an increase in fee of $150.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate Lock Agreement is missing from the loan file."	* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the post-consummation cure reimbursement and revised closing disclosure delivery date test due to the post-consummation revised closing disclosure delivery date 12/XX/2021is more than 60 calendar days after the consummation date 9/XX/2021. Subject loan is a purchase, originated on 09/XX/2021 and the SOL is 1 year."
																																																																																								* Loan does not conform to program guidelines (Lvl 2) "As per seller tape data Loan is uninsured - AL Housing determined a gap in insurance coverage was caused by insufficient coverage. PHM attempted to remedy with a new policy and insurer. This was unacceptable to AL housing."		Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
37628667	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,146.00	03/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$517.90	3.250%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	650	Not Applicable	37.594%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 in favor of MERS as nominee for xx., in the amount of xx which was recorded on xx/XX/2021.
There is no chain of assignment as the subject mortgage is with the original lender MERS as nominee for xx.
There is a judgment in the favor of xx as successor in inter which was recorded on xx/XX/2021.
1st and 2nd installment county taxes for 2021 have been due in the amount of $2146.
No prior year delinquent taxes have been found.	As per the review of payment history as of xx/XX/2022, the borrower is current with the loan and the next payment is due for xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $719.95 which was applied for xx/XX/2022. The current P&I is $517.90 and rate of interest is 3.250% and PITI is $719.95. The current UPB reflected is in the amount of $xx.	xx:The loan is currently performing and the next payment is due xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $719.95 which was applied for xx/XX/2022.No records for foreclosure and bankruptcy have been found.
The RFD is unable to be determined. No repairs and damages have been found. As per the seller’s tape, the borrower’s income was impacted by covid.The borrower xx has been working at xx for 3 years. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: x Tape Value: x |---| -x |----| -xx.xxxxx% Comment: As per Tape data ,age of loan is x.However it reflects x. Tape Source: Initial Tape Type:
Field: Purpose of Transaction per HUD-x Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan Failed Qualified Mortgage Lending Policy Points and Fees Test due to Fees charged $3,674.20 Fees threshold $3,529.92 over by +$144.28.
The below fees were included in the test:

Mortgage Broker Fee (Indirect) $2,677.50
Points - Loan Discount Fee paid by Borrower: $996.70."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan Fails GSE (Fannie Mae public guidelines) QM Points and Fees Test due to Fees charged $3,674.20 Fees threshold $3,529.92 over By +$144.28.
The below fees were included in the test:

Mortgage Broker Fee (Indirect) $2,677.50
Points - Loan Discount Fee paid by Borrower: $996.70."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 06/XX/2021 reflect Points - Loan Discount Fee at $2.00. However, CD dated 06/XX/2021 reflects Points - Loan Discount Fee at $996.70. This is an increase in fee of $994.70 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved/eligible at 37.594%. Tape shows 2021 income declined 48% invalidating AUS in file. Further details not provided. Unable to rely on Documents in file & unable to calculate ATR."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
27960638	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other	$0.00	$9,095.32	03/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,309.49	2.625%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	762	Not Applicable	49.809%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2020 and recorded on xx/XX/2021, in the amount of $xx with MERS as nominee for xx.

There is no chain of assignment. Currently, the subject loan is with original lender xx.

There are two ECB liens active against the subject property in favor of xx Board recorded on xx/XX/2017 and xx/XX/2022 respectively in the total amount of $570.94.

There is active code enforcement lien against the subject property in the favor of NYC Department of Buildings recorded on xx/XX/2006.

1st, 2nd, 3rd and 4th borough taxes of 2022 have been paid in the total amount of $9,095.32.

No prior year delinquent taxes have been found.	According to payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $3,240.45 which was applied for due date xx/XX/2022. The current P&I is in the amount of $2,309.49 and current PITI is in the amount of $3,240.45 with an interest rate of 2.625%. The current UPB reflected as per the payment history is in the amount of $xx.	xx:According to servicing comments, the current status of the loan is performing.

According to payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $3,240.45 which was applied for due date xx/XX/2022. The current P&I is in the amount of $2,309.49 and current PITI is in the amount of $3,240.45 with an interest rate of 2.625%. The current UPB reflected as per the payment history is in the amount of $xx.

As per final application, the borrower xx is working at xx for 1 month.

No comment pertaining to the damage on the subject property has been observed.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found. xx:xx:xx	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xxx.xxx% |---| -xx.xxx% |----| -xx.xxxxx% Comment: As per Tape data ,Post Close DTI is xxx.xxx%.However Final Application documents reflects as xx.xxx%. Tape Source: Initial Tape Type:
Field: Property Address Street   Loan Value: xx-xx  Tape Value: xx-xx    Variance:    Variance %:    Comment: As per tape data Property address street is xx However note document reflects xx .   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Change in Rate/Term   Tape Value: No Cash-Out   Variance:    Variance %:    Comment: Purpose of refinance as per xxxx is change in rate and term.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: x Family Tape Value: x Family Variance: Variance %: Comment: As per tape data, Subject property type is x Family however appraisal document reflects x Family. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges than in total cannot increase more than 10% tolerance test. LE dated 11/XX/2020 reflects the sum of recording fee at $137.00 However, CD dated 12/XX/2020 reflects the Recording fee at $176.00. This is a cumulative increase of $39.00 for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 49.809%. Tape shows BWR was not employed at closing resulting in a revised DTI of 117.05%. Unable to rely on docs in file and unable to calc ATR."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.809% as the borrower’s income is $6,391.41 and total expenses are in the amount of $3,183.50 and the loan was underwritten by LP (xx) and its recommendation is “Accept” with a DTI of 49.80%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
63361724	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,484.85	03/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,870.12	3.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	804	Not Applicable	33.710%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 and recorded on xx/XX/2021, in the amount of $xx with MERS as nominee for xx.

There is no chain of assignment. Currently, the subject loan is with original lender xx. as it should be with xx.

No active judgments or liens have been found.

1st combined taxes of 2021 have been paid in the amount of $2,242.44 on xx/XX/2021.

2nd combined taxes of 2021 have been due in the amount of $2,242.41.

No prior year delinquent taxes have been found.	According to payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $3,389.16 which was applied for due date xx/XX/2022. The current P&I is in the amount of $2,870.12 and current PITI is in the amount of $3,389.16 with an interest rate of 3.125%. The current UPB reflected as per the payment history is in the amount of $xx.	xx:According to servicing comments, the current status of the loan is performing.

According to payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $3,389.16 which was applied for due date xx/XX/2022. The current P&I is in the amount of $2,870.12 and current PITI is in the amount of $3,389.16 with an interest rate of 3.125%. The current UPB reflected as per the payment history is in the amount of $xx.

As per final application, the borrower xx is self-employed. He is the owner of xx.

Covid-19 attestation is available in the loan file located at “xx”.

No comment pertaining to the damage on the subject property has been observed.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Original Standard LTV (OLTV) Loan Value: xx.xxx% Tape Value: xx.xxx% |---| x.xxx% |----| x.xxxxx% Comment: Collateral value used for underwriting: $xx Loan amount: $xx LTV =xx.xxx %. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "This loan has failed Initial Loan Estimate Delivery Date Test (from application).
Initial LE dated 05/XX/2021 delivered on 05/XX/2021 which is more than 3 business days from initial application date 05/XX/2021."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test and charges that in total cannot increase more than 10% tolerance test due to loan failed Initial LE estimate delivery and timing test. Initial LE dated 05/XX/2021 delivered on 05/XX/2021 which is more than 3 business days from initial application date 05/XX/2021."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
52225960	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$21,182.76	03/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,784.59	2.750%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	767	Not Applicable	38.353%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 and recorded on xx/XX/2021, in the amount of $xx with MERS as nominee for xx.

There is no chain of assignment. Currently, the subject loan is with original lender xx.

No active judgments or liens have been found.

1st and 2nd county taxes of 2021-2022 have been paid in the amount of $xx.

No prior year delinquent taxes have been found.	According to payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $4,784.59 which was applied for due date xx/XX/2022. The current P&I is in the amount of $4,784.59 with an interest rate of 2.750%. The current UPB reflected as per the payment history is in the amount of $xx.	xx:According to servicing comments, the current status of the loan is performing.

According to payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $4,784.59 which was applied for due date xx/XX/2022. The current P&I is in the amount of $4,784.59 with an interest rate of 2.750%. The current UPB reflected as per the payment history is in the amount of $xx.

As per final application, the borrower xx is working at xx. for 10.4 years.

Covid-19 attestation is available in the loan file located at “xx”.

No comment pertaining to the damage on the subject property has been observed.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found. xx:xx:xx	Not Applicable	Affiliated Business Disclosure Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| x.xxx% |----| x.xxxxx% Comment: This loan has a qualified mortgage DTI of xx.xxx%, the borrower's income was $xx and total expenses are in the amount of $x,xxx.xx. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Initial loan estimate is dated 10/XX/2020 and electronically signed on 11/XX/2020 which is greater than 3 days. Unable to determine delivery date due to missing document tracker. TRID is failing for timing of initial LE."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test and charges that in total cannot increase more than 10% tolerance test due to loan failed initial LE estimate delivery and timing test. Initial LE dated 10/XX/2020 delivered on 11/XX/2020 which is more than 3 business days from initial application date 10/XX/2020."
* Final Application Incomplete (Lvl 3)     "Final application is hand signed and hand dated by borrower is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "The affiliated business disclosure is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
44964607	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$9,610.70	03/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,225.15	3.125%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	719	688	44.342%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 with lender MERS as nominee for xx and recorded on xx/XX/2022 for the amount of $xx.
There are no active liens and judgments against the borrower.
Annual taxes for the year 2022 will be due on xx/XX/2022 for the amount of $9610.70. No prior year tax delinquency has been found.	According to the payment history as of xx/XX/2022, the borrower is regular with the payment and the next due date is xx/XX/2022. The last payment was received on xx/XX/2022 for the amount of $2087.95xx. The monthly P&I is in the amount of $1225.15 with an interest rate of 3.125%. The current UPB is reflected in PH for the amount of $xx.	xx:The current status of the loan is performing. According to the payment history as of xx/XX/2022, the borrower is regular with the payment and the next due date is xx/XX/2022. The last payment was received on xx/XX/2022 for the amount of $2087.95xx. The monthly P&I is in the amount of $1225.15 with an interest rate of 3.125%. The current UPB is reflected in PH for the amount of $xx.
No comments have been found regarding the foreclosure and bankruptcy. The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. Also, no comments have been found regarding the income impacted due to covid-19. The borrower is working as xx or xx for 10 years. xx:xx:xx	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| x.xxx% |----| x.xxxxx% Comment: Total original PITIA for debt ratios: (Real estate taxes $xxx.xx + Hazard insurance $xx.xx + Flood insurance $xx.xx + MI $xx.xx+ HOA dues $xxx.xx + other debts $x,xxx.xx) equals $xxxx.xx. Monthly income reflects $xx. DTI reflects xx.xxx%. Tape Source: Initial Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: x.xxx% Variance %: x.xxxxx% Comment: Collateral value used for underwriting: $xx. Loan Amount: $xx. LTV (CLTV) = xx.xxx%. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "This loan failed the Pennsylvania license validation test due to the Pennsylvania HB 2179 requires non-exempt mortgage lenders engaged in the business of making mortgage loans to be licensed, effective November 5th, 2008."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Subject loan is conventional refinance. Seller tape shows loan was disclosed on standard format instead of alternate and due to this the UCD will not pass.The lender did not use the correct form of Cd for refinance transaction. They have used the format which usually used for purchase transaction."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.342% as the borrower’s income is $xx and total expenses are in the amount of $4,595.37 and the loan was underwritten by DU (xx) and its recommendation is “Approve/Eligible” with a DTI of 44.34%."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
31273095	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,984.30	03/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,441.66	2.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	788	Not Applicable	39.092%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 with lender MERS as nominee for xx and recorded on xx/XX/2021 for the amount of $xx.
There are no active liens and judgments against the borrower.
County taxes for the year 2021-2022 have been paid for the amount of $8984.30. No prior year tax delinquency has been found.	According to the payment history as of xx/XX/2022, the borrower is regular with the payment and the next due date is xx/XX/2022. The last payment was received on xx/XX/2022 for the amount of $xx with an interest rate of 2.750%. The current UPB is reflected in PH for the amount of $xx.	xx:The current status of the loan is performing. According to the payment history as of xx/XX/2022, the borrower is regular with the payment and the next due date is xx/XX/2022. The last payment was received on xx/XX/2022 for the amount of $4441.66 with an interest rate of 2.750%. The current UPB is reflected in PH for the amount of $xx.
No comments have been found regarding the foreclosure and bankruptcy. The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. Also, no comments have been found regarding the income impacted due to covid-19. The borrower is working as xx for 4 years. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| x.xxx% |----| x.xxxxx% Comment: NA Tape Source: Initial Tape Type:	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."
																																																																																							* Missing Required Disclosures (Lvl 3) "Home loan toolkit is missing from the loan documents."	* Compliance Testing (Lvl 2) "Tape shows TILA-RESPA integrated disclosure TRID violation due to the revised LE and initial CD issued on the same date i.e. 08/XX/2021. Subject loan is a purchase, originated on 08/XX/2021 and the SOL is 1 year."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
14938614	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,798.76	03/XX/2022	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,456.27	2.875%	300	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	672	742	45.403%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated xx/XX/2022 the subject mortgage was originated on xx/XX/2020 with the lender MERS as nominee for in the amount of $xx which was recorded on xx/XX/2020 with xx/Page#2020-xx.

The chain of assignment is incomplete.

No active judgments or liens have been found against the subject property and borrower.

Annual county taxes of the year 2021 have been paid.	As per review of the payment history as of xx/XX/2022, the borrower is current in payment & next due date is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $1,927.73 which was applied for the due date of xx/XX/2022. The current p&I is $1,456.27 & PITI is $1,927.73. The UPB is $xx.	xx:The loan is currently in performing

As per review of the payment history as of xx/XX/2022, the borrower is current in payment & next due date is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $1,927.73 which was applied for the due date of xx/XX/2022. The current p&I is $1,456.27 & PITI is $1,927.73. The UPB is $xx.

The reason for default is unemployment /decreased income

The occupancy of the subject property is unable to be determined.

The reason for default is unable to be determined.

Recent servicing comments do not reflect any damage. xx:xx:The debtor xx filed bankruptcy under chapter-7on xx/XX/2011 with the Case# xx.
This plan was discharged on xx/XX/2012.	Not Applicable	Missing or error on the Rate Lock	Field: Borrower #x First Name Loan Value: xx Tape Value: xx|---| |----| Comment: Borrower x first name is xx. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx.xxx%   Tape Value: xxx.xxx%   Variance: -xx.xxx%   Variance %: -xx.xxxxx%   Comment: Borrower DTI is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: Almanza   Tape Value: Ortiz Almanza   Variance:    Variance %:    Comment: Borrower x last name is Almanza.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate) Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: -xx.xxx% Variance %: -xx.xxxxx% Comment: Housing ratio is xx.xxx%. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "1. Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to Fees charged $xx exceeds fees threshold of $9,132.78 over by +$1,224.74.
The below fees were included in the test:
Mortgage Broker Fee (Indirect) $5,448.52
Points - Loan Discount Fee paid by Borrower: $3,854.00
Underwriting Fee paid by Borrower: $1,055.00

2. Loan fails Qualified Mortgage Lending Policy points and fees test due to Fees charged $xx exceeds Fees threshold of $9,132.78 over by + $1,224.74.
The below fees were included in the test:
Mortgage Broker Fee (Indirect) $5,448.52
Points - Loan Discount Fee paid by Borrower: $3,854.00
Underwriting Fee paid by Borrower: $1,055.00"
* Intent to Proceed Missing  (Lvl 3)     "Intent to proceed is missing from the loan documents."
* LE/CD Issue date test Fail (Lvl 3)     "Loan failed ComplianceEase delivery and timing test due to Revised LE dated 9/XX/2020. Document tracker is missing and 3 business days were added to get receipt date 9/XX/2020 which is after the Initial CD receipt date 9/XX/2020."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 45.40%. Seller defect shows borrower not employed. Unable to rely on documents in file and unable to calculate ATR."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.403% as the borrower’s income is $8,580.91 and total expenses are in the amount of $3,896.00 and the loan was underwritten by DU (xx) and its recommendation is Approve/Eligible with a DTI of 45.40%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
88676612	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,896.95	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,481.71	2.970%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	739	744	44.699%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated xx/XX/2022 the subject mortgage was originated on xx/XX/2021 with the lender MERS as nominee for xx in the amount of $xx which was recorded on xx/XX/2007 with xx/Page#xx.
The chain of assignment is incomplete.
No active judgments or liens have been found against the subject property and borrower.
Annual county taxes of the year 2021 have been paid.	As per seller tape data as of xx/XX/2022, the borrower is currently delinquent for 2 months & next due date is xx/XX/2022. The last payment is in the amount of $2,996.97 which was applied for the due date of xx/XX/2021. The current p&I is $2,481.71 & PITI is $2,996.97. The UPB is $xx.	xx:
The loan is currently in collection ,< 60 days

As per seller tape data as of xx/XX/2022, the borrower is currently delinquent for 2 months & next due date is xx/XX/2022. The last payment is in the amount of $2,996.97 which was applied for the due date of xx/XX/2021. The current p&I is $2,481.71 & PITI is $2,996.97. The UPB is $xx.

As per comment dated xx/XX/2022 the subject property is owner occupied.

The reason for default is unemployment /decreased income

As per comment dated xx/XX/2022 borrower’s income is impacted by covid-19. Forbearance plan for the six months has been approved.

Recent servicing comments do not reflect any damage. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 10/XX/2021 reflects Points - Loan Discount Fee at $2.00. However, CD dated 12/XX/2021 reflects Points - Loan Discount Fee at $1,477.27. This is an increase in fee of $1,475.27 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.699% as the borrower's income is $6,738.41 and total expenses are in the amount of $3,011.97 and the loan was underwritten by AUS/DU (xx) and its recommendation is “Approve/Eligible” with 44.70%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
98396503	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$2,643.80	03/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$968.20	3.375%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	758	777	26.316%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 and recorded on xx/XX/2021, in the amount of $xx with MERS as nominee for xx.

There is no chain of assignment. Currently, the subject loan is with original lender xx, as it should be with xx.

There is an active mortgage which was recorded prior to the subject mortgage. The subject mortgage was recorded on xx/XX/2021. The prior mortgage was recorded on xx/XX/2018 in the amount of $xx with xx.

There is a prior civil judgment against the borrower in favor of xx recorded on xx/XX/2019 in the amount of $1,572.10.

1st and 2nd county taxes of 2022 have been due in the total amount of $2,643.80.

No prior year delinquent taxes have been found.	According to payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $968.20 which was applied for due date xx/XX/2022. The current P&I is in the amount of $968.20 with an interest rate of 3.375%. The current UPB reflected as per the payment history is in the amount of $xx.	xx:According to servicing comments, the current status of the loan is performing.

According to payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $968.20 which was applied for due date xx/XX/2022. The current P&I is in the amount of $968.20 with an interest rate of 3.375%. The current UPB reflected as per the payment history is in the amount of $xx.

Covid-19 attestation is available in the loan file located at “xx”.

As per final application, the borrower xx is working at xx as teacher for 11 years. The co-borrower xx is working at xx for 6 year.

No comment pertaining to the damage on the subject property has been observed.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found. xx:xx:xx	Not Applicable	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| x.xxx% |----| x.xxxxx% Comment: Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Property street address is xx.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-x Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow disclosure/escrow waiver is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows this loan failed the revised loan estimate delivery date test due to the revised loan estimate delivery date (05/XX/2021) is same as the revised closing disclosure delivery date (05/XX/2021)."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement is missing from the loan documents."
																																																																																							* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "Affiliated business disclosure is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
40807811	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,958.94	03/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,272.66	2.875%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	698	Not Applicable	37.507%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2020 and recorded on xx/XX/2020, in the amount of $xx with MERS as nominee for xx.

There is no chain of assignment. Currently, the subject loan is with original lender xx.

There is a prior civil judgment against the borrower in favor of xx of xx  recorded on xx/XX/2014 in the amount of $570.00.

There is a prior state tax lien against the borrower in favor of xx-xx recorded on xx/XX/2019 in the amount of $322.82.

There is a hospital, medical or attorney Lien against the borrower in favor of County of xx recorded on xx/XX/2021. However, the amount of lien is not mentioned in the supportive document.

There are 2 child support liens in favor of County of xx recorded on xx/XX/2019 and xx/XX/2020. However, the name of the borrower does not match with the supportive documents.	According to payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $2,273.11 which was applied for due date xx/XX/2022. The current P&I is in the amount of $2,272.66 and current PITI is in the amount of $2,273.11 with an interest rate of 2.875%. The current UPB reflected as per the payment history is in the amount of $xx.	xx:According to servicing comments, the current status of the loan is performing.

According to payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $2,273.11 which was applied for due date xx/XX/2022. The current P&I is in the amount of $2,272.66 and current PITI is in the amount of $2,273.11 with an interest rate of 2.875%. The current UPB reflected as per the payment history is in the amount of $xx.

As per final application, the borrower xx is working at xx for 19 years.

No comment pertaining to the damage on the subject property has been observed.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| -xx.xxx% |----| -xx.xxxxx% Comment: Borrower DTI ratio is xx.xxx%. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Housing Ratio is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: -x.xxx% Variance %: -x.xxxxx% Comment: "Collateral Value used for Underwriting: $xxx.xxx.xx Amount of Secondary Lien(s): $xx.xx Loan Amount: $xx CLTV = xx.xxx%. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan Fails Qualified Mortgage Lending Policy Points and Fees Test due to Fees charged $xx Fees threshold $xx Over By +$2,805.05

The below fees were included in the test:

Funding, Wire, or Disbursement Fee paid by Borrower: $155.00
Points - Loan Discount Fee paid by Borrower: $xx
Underwriting Fee paid by Borrower: $1,295.00
Wire Transfer Fee paid by Borrower: $45.00"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges than in total cannot increase more than 10% tolerance test. LE dated 5/XX/2020 reflects the sum of Section C fees and Recording fee at $500.00. However, final closing disclosure dated 06/XX/2020 reflects the sum of Section C and Recording fee at $2,149.00. This is a cumulative increase of $2,149.00 for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan Fails GSE (Fannie Mae public guidelines) QM Points and Fees Test due to Fees charged $xx Fees threshold $xx Over By +$xx

The below fees were included in the test:

Funding, Wire, or Disbursement Fee paid by Borrower: $155.00
Points - Loan Discount Fee paid by Borrower: $xx
Underwriting Fee paid by Borrower: $1,295.00
Wire Transfer Fee paid by Borrower: $45.00"
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 37.507%. Tape shows additional undisclosed mortgage debts with Amerihome may push DTI to 57.35%. Unable to rely on docs in file and unable to calc ATR."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
83551282	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,618.38	03/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,445.00	2.999%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	757	Not Applicable	41.588%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2020 and recorded on xx/XX/2020, in the amount of $xx with MERS as nominee for xx.

There is no chain of assignment. Currently, the subject loan is with original lender xx.

No active judgments or liens have been found.

1st combined taxes of 2021-2022 have been paid in the amount of $4,309.19 on xx/XX/2021.

2nd combined taxes of 2021-2022 have been due in the amount of $4,309.19.

No prior year delinquent taxes have been found.	According to payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $2,445.00 which was applied for due date xx/XX/2022. The current P&I is in the amount of $2,445.00 with an interest rate of 2.999%. The current UPB reflected as per the payment history is in the amount of $xx.	xx:According to servicing comments, the current status of the loan is performing.

According to payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $2,445.00 which was applied for due date xx/XX/2022. The current P&I is in the amount of $2,445.00 with an interest rate of 2.999%. The current UPB reflected as per the payment history is in the amount of $xx.

As per final application, the borrower xx is working at xx as for 10.08 years.

No comment pertaining to the damage on the subject property has been observed.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| -xx.xxx% |----| -xx.xxxxx% Comment: The Borrower's income is $xx after subject loan the proposed amount $x,xxx.xx and all other monthly payments is $xxx.xx and total all monthly payment is $x,xxx.xx hence, the calculated DTI ratio is xx.xxx%. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate) Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: x.xxx% Variance %: x.xxxxx% Comment: Total subject property PITIA (P&I $ x,xxx.xx + Real Estate Taxes $ xxx.xx + Hazard Insurance $xx.xx + Flood Insurance $x.xx + MI $x.xx + HOA Dues $xxx.xx) equals $x,xxx.xx. Total verified monthly income equals $xx. Housing Ratio equals xx.xxx%. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot decrease test. Initial CD dated 06/XX/2020 reflects Non-specific lender credit at $4,779.00. However, Final CD dated 06/XX/2020 reflects Non-specific lender credit at $1,299.20. This is decrease of $3,479.80 for charges that cannot decrease. Valid COC for the decrease in NSLC is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved/eligible at 41.588%. Tape shows income not documented and undisclosed mortgage liabilities are not disclosed. DTI may be over 80%. Further details not available. Unable to rely on documents in file and unable to calculate ATR"		Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
11260930	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,030.74	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$624.11	4.375%	360	xx	xx	VA	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	xx	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	No	Not Applicable	Not Applicable	Unavailable	Not Applicable	39.507%	First	Final policy	Not Applicable	Not Applicable	10/XX/2021	$124,215.31	Not Applicable	3.500%	$602.21	11/XX/2021	Financial Hardship	As per updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2016 in favor of MERS as nominee for xx, in the amount of xx which was recorded on xx/XX/2016.
Chain of assignment has been completed. Currently, the mortgage is with xx, which was recorded on xx/XX/2018.
No active judgments or liens have been found.
Annual county taxes for 2021 have been paid in the amount of $2030.74.
No prior year delinquent taxes have been found.	As per the review of payment history as of xx/XX/2022, the borrower is delinquent for 30+days and the next payment is due for xx/XX/2022. The last payment was received on xx/XX/2021 in the amount of $993.37 which was applied for xx/XX/2022. The current P&I is $602.21 and rate of interest is 3.500% and PITI is $993.37. The current UPB reflected is in the amount of $0.
As per the payment history, the transaction date xx/XX/2022 reflects the amount of xx has partially settled payment.	xx:The loan is currently in collections and the next payment is due for xx/XX/2022. The last payment was received on xx/XX/2021 in the amount of $993.37 which was applied for xx/XX/2022. No records for foreclosure and bankruptcy have been found. As per the comment dated xx/XX/2022, the RFD is covid. As per the comment dated xx/XX/2021, the trail payment was sent. The first payment began from xx/XX/2021 in the amount of $613.72. The trail payments were successfully made and the loan was permanently modified.
As per the comment dated xx/XX/2020, the borrower’s income was impacted by covid. Forbearance plans ran and were extended several times from xx/XX/2020 to xx/XX/2021.
The borrower xx has been working at xx for 8.5 months. xx:xx:xx
This loan modification was made between the borrower xx and the lender xx., on 10/XX/2021. The UPB is $xx. The borrower promises to pay P&I in the amount of $602.21 with an interest rate of 3.500%, beginning from 11/XX/2021. The maturity is 2/XX/2048.
Affiliated Business Disclosure
Credit Application
Credit Report
Flood Certificate
HUD-1 Closing Statement
Initial Escrow Acct Disclosure
Missing or error on the Rate Lock
Missing Required Disclosures
Notice of Servicing Transfer	Field: Age of Loan Loan Value: xx Tape Value: xx |---| -x |----| -x.xxxxx% Comment: Age of loan is xx. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Paid in Full   Tape Value: Collections   Variance:    Variance %:    Comment: The loan is currently in collections and the next payment is due for x/XX/xxxx. The last payment was received on xx/XX/xxxx in the amount of $xxx.xx which was applied for x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xxx   Tape Value: xxx   Variance: xx   Variance %: xx.xxxxx%   Comment: As per the note, the original loan maturity term months are xxx.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: $xxxxxx.xx   Tape Value: $xxxxxx.xx   Variance: $-xxxxx.xx   Variance %: -xx.xxxxx%   Comment: Appraisal report reflects original appraised value as xxx,xxx.xx   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: x.xxxxx%   Tape Value: x.xxxxx%   Variance: x.xxxxx%   Variance %: x.xxxxx%   Comment: As per the note, the original stated rate is x.xxx%.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: xxx Tape Value: xxx Variance: xx Variance %: xx.xxxxx% Comment: As per the Note, the stated remaining term is xxx. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final Hud1 is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3) "Tape shows the following pooled loan have been identified as re-performing. Our assessment indicates that these loans entered info forbearance on or after March 1,2020, and were bought out on or after July 1,2020. According to APM 20-07 published June 29, 2020, these loans are currently ineligible for collateral for Ginnie Mae securities backed by pool types other than C RG as long as the loans meet the requirements of APM 20-15."	* Application Missing (Lvl 2) "Final application is missing from the loan documents."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure signed by borrower is missing from loan documents."
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "Initial truth in lending disclosure is missing from the loan documents."
* Missing credit report (Lvl 2)     "Credit report is missing in loan file."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Home loan toolkit is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan documents."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The affiliated business disclosure is missing from the loan documents"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
50559007	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$659.92	04/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$674.82	2.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	740	Not Applicable	24.776%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 with the lender MERS as nominee for xx in the amount of $xx which was recorded on xx/XX/2021.
The chain of assignment is not complete. Currently, the mortgage is with MERS as nominee for xx.
No active judgments or liens have been found.
All prior taxes have been paid.	As per the review of payment history as of xx/XX/2022, the borrower is current with the loan and next due date is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $840.75 which was applied for the due date of xx/XX/2022. The current P&I is $674.82 and PITI is $840.75. The UPB is $xx.	xx:
The loan is currently performing. As per the review of payment history as of xx/XX/2022, the borrower is current with the loan and next due date is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $840.75 which was applied for the due date of xx/XX/2022. The current P&I is $674.82 and PITI is $840.75. The UPB is $xx.
Currently, the borrower is working at xx from 2.3years.
The loan has been modified.
The post-closing details regarding the foreclosure and bankruptcy have not been found.
No damages were reported. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: x Tape Value: xx |---| -x |----| -xx.xxxxx% Comment: Tape Source: Initial Tape Type:
Field: Current Legal Status Loan Value: Performing Tape Value: Collections Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the provided appraisal effective date (2021-04-29) is not within five days of the effective date (2021-03-26) on the appraisal submitted to UCDP."
* Loan has escrow holdback. No proof it was released (Lvl 3)     "Appraisal report dated 03/XX/2021 is subject to Completion/Repairs due to improvements. Completion report 1004D is available at xx. Final CD shows Escrow holdback in the amount of $2,498.57. However, proof of escrow holdback release is missing from loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
62859360	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,431.62	03/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$641.36	2.750%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	639	Not Applicable	43.430%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 with lender MERS as nominee for xx and recorded on xx/XX/2021 for the amount of $xx.
There are no active liens and judgments against the borrower.
Annual taxes for the year 2021 have been paid for the amount of $1431.62. No prior year tax delinquency has been found.	According to the payment history as of xx/XX/2022, the borrower is regular with the payment and the next due date is xx/XX/2022. The last payment was received on xx/XX/2022 for the amount of $1066.82xx. The monthly P&I is in the amount of $641.36 with an interest rate of 2.750%. The current UPB is reflected in PH for the amount of $xx.	xx:The current status of the loan is performing. According to the payment history as of xx/XX/2022, the borrower is regular with the payment and the next due date is xx/XX/2022. The last payment was received on xx/XX/2022 for the amount of $1066.82xx. The monthly P&I is in the amount of $641.36 with an interest rate of 2.750%. The current UPB is reflected in PH for the amount of $xx.
No comments have been found regarding the foreclosure and bankruptcy. The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. The borrower is working as xx in xx for more than 10 years. xx:xx:xx	Not Applicable	Mortgage Insurance	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| x.xxx% |----| x.xxxxx% Comment: Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Paid in Full   Tape Value: Collections   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: CLTV ratio is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: LTV ratio is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Note reflects subject property address street as xx. Tape Source: Initial Tape Type:	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "Subject approved at 43.429%. Tape shows ZFHA invalid (reason not provided) and manual underwriting required. DTI 43.429% exceeds 43% tolerance for manual underwriting."	* GSE Points and Fees Test Violations (Lvl 3) "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to Fees charged $4,749.55 exceeds Fees threshold of $4,555.32 Over by +$194.23. The below fees were included in the test:
Mortgage Broker Fee (Indirect) $3,927.55
Points - Loan Discount Fee paid by Borrower: $822.00."
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage insurance certificate is missing from loan documents."
* Rebuttable Presumption - defined by loan findings (Lvl 3)     "Loan failed the FHA QM Rebuttable Presumption Test due to Fees Charged: $4,749.55 Fees Threshold : $4,555.32 Over by +$194.23. The following fees were included in the test:
Mortgage Broker Fee (Indirect) $3,927.55
																																																																																							Points - Loan Discount Fee paid by Borrower: $822.00."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed FHA QM Safe Harbor Test threshold test due to APR calculated 3.859% exceeds APR threshold of 4.911% Variance by -1.052%. Subject loan is escrowed."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
1914729	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$890.53	03/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$424.43	2.990%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	809	Not Applicable	42.718%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of the updated title report dated xx/XX/2022 shows that the subject mortgage was originated on xx/XX/2021 with the lender MERS as nominee for xx which was recorded on xx/XX/2021. The chain of assignment is complete as the assignment of mortgage is currently with the “MERS as nominee for xx.
No active lien and judgment has been found on the updated title report.
Annual county tax for the year of 2021 has been paid on xx/XX/2021 in the amount of $890.53.	Review of the latest 24 months payment history shows that the borrower is performing. The last payment was received in the amount of $581.46 on xx/XX/2022 which was applied for the month of xx/XX/2022. The next due date is xx/XX/2022. The current interest rate is 2.990% and as per the payment history current UPB is in the amount of $xx.	xx:The subject loan is in performing. Review of the collection comments states that the borrower is performing. The last payment was received in the amount of $581.46 on xx/XX/2022 which was applied for the month of xx/XX/2022. The next due date is xx/XX/2022. The current interest rate is 2.990% and as per the payment history current UPB is in the amount of $xx.
No information has been found regarding the foreclosure and bankruptcy in the available servicing comments.
As per collection comments the subject property has been occupied by the owner and is in average condition.
Borrower is Retired & currently not employed. Borrower is getting income form SSN & Retirement fund.
Covid-19 Attestation is available at xx:xx:xx	Not Applicable	Field: Current Legal Status Loan Value: Paid in Full Tape Value: Collections |---| |----| Comment: Tape Source: Initial Tape Type:
																																																																																				Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Note reflects property address street as xx. Tape Source: Initial Tape Type:	1: Acceptable					Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
16820379	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,923.55	03/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$915.49	2.750%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	Other	xx	35.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	804	11.672%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 and recorded on xx/XX/2021, in the amount of $xx with MERS as nominee for xx.

There is no chain of assignment. Currently, the subject loan is with original lender xx. as it should be with xx.

No active judgments or liens have been found.

Annual combined taxes of 2021 have been paid in the amount of $3,923.55 on xx/XX/2021.

No prior year delinquent taxes have been found.	According to payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $1,454.92 which was applied for due date xx/XX/2022. The current P&I is in the amount of $915.49 and current PITI is in the amount of $1,454.92 with an interest rate of 2.750%. The current UPB reflected as per the payment history is in the amount of $xx.	xx:According to servicing comments, the current status of the loan is performing.

According to payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $1,454.92 which was applied for due date xx/XX/2022. The current P&I is in the amount of $915.49 and current PITI is in the amount of $1,454.92 with an interest rate of 2.750%. The current UPB reflected as per the payment history is in the amount of $xx.

As per final application, the borrower xx is working at xx for 4.5 years.

No comment pertaining to the damage on the subject property has been observed.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found. xx:xx:xx	Not Applicable	Field: Age of Loan Loan Value: x Tape Value: x |---| -x |----| -xx.xxxxx% Comment: The note reflects age of loan as x moths. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Total PITIA + other debts reflects $x,xxx.xx & monthly income $xx. DTI reflects xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Paid in Full   Tape Value: Collections   Variance:    Variance %:    Comment: The loan is performing.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Collateral value used for underwriting: $xxx. Amount of secondary lien: $x.xx. Loan amount: $xx. CLTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Collateral value used for underwriting: $xxx. Loan amount: $xx. CLTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: The note signed on x/XX/xxxx reflects the property address as xx. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Revised closing disclosure delivery date loan Fails CompalianceEase delivery and timing test for revised closing disclosure dated 7/XX/2021 & electronically signed on 7/XX/2021 which is less than 3 business days from the consummation date 7/XX/2021."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 6/XX/2021 does not reflect points - loan discount fee. However, final CD dated 7/XX/2021 reflects points - loan discount  fee at $1,127.27. This is an increase in fee of $1,121.27 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

Total of payments disclosed on final CD as $ $xx. Calculated total of payments  is $ 344,735.86 for an under disclosed amount of $ 9,211.65. Reason for total of payments under disclosure is unknown as the fee itemization is missing."
* Loan does not conform to program guidelines (Lvl 3) "Tape shows that as per FHLMC guide loans with LTV or TLTV with more than 95% must be owned in whole or in part or securitized by Freddie Mac. Subject loan with LTV and CLTV of 95.631% exceeded Freddie Mac guidelines and are not eligible for sale to Freddie Mac."	* ComplianceEase TILA Test Failed (Lvl 2) "Finance charge disclosed on final CD as $xx. Calculated finance charge is $xx for an under disclosed amount of $9,199.70. Reason for finance charge under disclosure is unknown as the fee itemization is missing. Subject loan is a refinance, originated on 07/XX/2021 and the SOL is 3 years.

																																																																																								Loan failed TILA APR threshold test. APR disclosed 2.894% on final CD, APR Calculated 3.188%. Variance by -0.294%. Subject loan is a refinance, originated on 07/XX/2021 and the SOL is 3 years."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
61291289	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$712.15	03/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,907.94	1.990%	180	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	750	778	45.646%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx/XX/2022 shows subject mortgage was originated on xx/XX/2021 in the amount of $xx with MERS as nominee for xx and it was recorded on xx/XX/2021.

The chain of assignment has been completed. The loan is currently assigned with xx.

There is UCC financing statement open against the borrower in favor of xx, which was recorded on xx/XX/2021. However, the amount of lien does not mention in the supportive document.

First half county taxes of 2022 have been paid off in the amount of $712.15 on xx/XX/2022.
Second half is to follow.

As per updated title report, no prior year taxes are delinquent.	The review of updated payment history as of xx/XX/2022, the borrower is current with the loan and the next due date of payment is xx/XX/2022. The last payment xx was received in the amount of $2,108.54 which applied for xx/XX/2022. The current P&I is $1,907.94 with an interest rate of 1.990%. The UPB as of the date is mentioned in the updated payment history is in the amount of $xx.	xx:The review of the collection comment shows that the loan is in performing.

The review of updated payment history as of xx/XX/2022, the borrower is current with the loan and the next due date of payment is xx/XX/2022. The last payment xx was received in the amount of $2,108.54 which applied for xx/XX/2022. The current P&I is $1,907.94 with an interest rate of 1.990%. The UPB as of the date is mentioned in the updated payment history is in the amount of $xx.

No foreclosure activity has been found.
No pertaining bankruptcy-related details have been found
The property is owner occupied and is in average condition. Information regarding the damage and repair is not available in the latest servicing comments. xx:xx:xx	Not Applicable	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "The loan failed the origination fee test due to the loan has an origination fee that is greater than 1% of the loan's principal."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approve/eligible at 46.65%. Tape shows undisclosed payment of $1,540.00 not included in DTI. DTI may push to 60.88%. Unable to rely on documents in file and unable to calculate ATR."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.646% as the borrower’s income is $6,748.30 and total expenses are in the amount of $3,080.34 and the loan was underwritten by DU (xx) and its recommendation is “Approve/Eligible” with a DTI of 45.65%."		Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
12342826	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$631.21	04/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,150.56	2.250%	360	xx	xx	VA	Fixed	Refinance	xx	xx	Streamline Refinance	Not Applicable	xx	xx	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx/XX/2022 shows subject mortgage was originated on xx/XX/2021 in the amount of 301,000.00 with MERS as nominee for xx., and it was recorded on xx/XX/2021.

The chain of assignment has been completed. The loan is currently assigned with xx.

No active judgments or liens found.

Annual combined taxes of 2022 have been paid off in the amount of $631.21 on xx/XX/2021.

As per updated title report, no prior year taxes are delinquent.	The review of updated payment history as of xx/XX/2022, the borrower is current with the loan and the next due date of payment is xx/XX/2022. The last payment xx was received in the amount of $1,337.87 which applied for xx/XX/2022. The current P&I is $1,150.56 with an interest rate of 2.250%. The UPB as of the date is mentioned in the updated payment history is in the amount of $xx.	xx:The review of the collection comment shows that the loan is in performing.

The review of updated payment history as of xx/XX/2022, the borrower is current with the loan and the next due date of payment is xx/XX/2022. The last payment xx was received in the amount of $1,337.87 which applied for xx/XX/2022. The current P&I is $1,150.56 with an interest rate of 2.250%. The UPB as of the date is mentioned in the updated payment history is in the amount of $xx.
No foreclosure activity has been found.
No pertaining bankruptcy-related details have been found
The property is owner occupied and is in average condition. Information regarding the damage and repair is not available in the latest servicing comments. xx:xx:xx	Not Applicable	Credit Report Missing Initial Closing Disclosure Missing or error on the Rate Lock	3: Curable	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "TRID tolerance test is incomplete due to initial CD is missing from loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject loan is VA streamline refinance. Tape shows VA/GNMA refinance seasoning violation."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial closing disclosure is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Missing credit report (Lvl 2) "Credit report is missing from loan file"		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
70049195	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,427.96	04/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,853.25	2.250%	360	xx	xx	VA	Fixed	Refinance	xx	xx	Streamline Refinance	Not Applicable	xx	xx	Unavailable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	No	No	Unavailable	Not Applicable	Not Applicable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2022 shows that the subject mortgage was originated on xx/XX/2021 and was recorded on xx/XX/2021 in the amount of $xx, with MERS as nominee for xx., recorded with the Instrument# xx.

The chain of assignment has been completed. The last assignment is with MERS as nominee for xx.

No active liens and judgments have been found against borrower and property.

There are no prior year real estate delinquent taxes.	According to the payment history as of xx/XX/2022, the borrower is current with the loan. The last payment was received on xx/XX/2022, which was applied for the due date of xx/XX/2022 and the next due date for payment is xx/XX/2022.The P&I is in the amount of $1,853.25 and PITI is in the amount of $2,536.05. The UPB reflected as per the payment history is in the amount of $xx.	xx:The current status of the loan is performing.
According to the payment history as of xx/XX/2022, the borrower is current with the loan. The last payment was received on xx/XX/2022, which was applied for the due date of xx/XX/2022 and the next due date for payment is xx/XX/2022.The P&I is in the amount of $1,853.25 and PITI is in the amount of $2,536.05. The UPB reflected as per the payment history is in the amount of $xx.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence of damage or repairs has been found.
No evidence has been found regarding COVID-19.
The loan was originated on xx/XX/2021. The covid-19 attestation is located at “xx”.
As per the 1003, the borrower is working at “xx off”, as a “xx” for 22.10 years. xx:xx:xx	Not Applicable	Credit Report Missing Required Disclosures	Field: Borrower DTI Ratio Percent Loan Value: Not Applicable Tape Value: x.xxx% |---| |----| Comment: updated as per review. Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Paid in Full   Tape Value: Collections   Variance:    Variance %:    Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: updated as per review. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows loan violates VA seasoning period requirements."
																																																																																							* Missing Required Disclosures (Lvl 3) "VA loan summary sheet is missing from loan documents."	* Missing credit report (Lvl 2) "Credit report is missing from loan file"		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
13096087	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,065.06	03/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$489.89	2.750%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	810	Not Applicable	26.516%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Updated title report dated xx/XX/2022 shows that the subject mortgage was recorded on xx/XX/2021 in the amount of $xx which is in the favor of MERS as nominee for xx.
The chain of assignment has been completed as currently the assignment is with xx.
No active judgments or liens have been found pending. xx;
1) Annual combined taxes for 2021 have been paid in the amount of $5,065.06 on xx/XX/2021.
No prior year delinquent taxes have been found pending.	Review of payment history as of dated xx/XX/2022 shows that the loan payment is currently 0 month in delinquency. The next due date is xx/XX/2022. The last payment was received on xx/XX/2022 in the total amount of $489.89. The unpaid principal balance according to payment history is in the amount of $xx. The current interest rate is 2.750% with P&I in the amount of $489.89.	xx:The current status of loan is performing.
Payment history shows that the loan payment is currently 0 month in delinquency. The next due date is xx/XX/2022. The last payment was received on xx/XX/2022 in the total amount of $489.89. The unpaid principal balance according to payment history is in the amount of $xx. The current interest rate is 2.750% with P&I in the amount of $489.89.
Final application available in the loan file located at xx show that the borrower was working with xx. as a xx since 390 months.
The subject property is occupied by the owner. No visible damages or repairs have been observed on the subject property. xx:xx:xx	Not Applicable	Field: Age of Loan Loan Value: x Tape Value: x |---| -x |----| -xx.xxxxx% Comment: NA. Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Paid in Full   Tape Value: Collections   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Collateral value used for underwriting: $xx. Amount of secondary lien(s): $x.xx. Loan amount: $xx. CLTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Collateral value used for underwriting: $xx. Loan amount: $xx. LTV (OLTV) = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-x Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: Final Application and Final DU reflect Cash Out. The Borrower(s) received on cash out at closing and paid off liabilities. Tape Source: Initial Tape Type:	4: Unacceptable	* Loan does not conform to program guidelines (Lvl 4) "Tape shows loan closed without an Appraisal. However, PIW is not allowed on Texas 50 A6 cash-out refinance. FMV disclosure in file."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan fails qualified mortgage lending policy points and fees test due to fees charged $3,564.00 exceeds fees threshold of $3,538.09 over by +$25.91.
 The below fees were included in the test:
Administration Fee paid by Borrower: $899.00
Mortgage Broker Fee (Indirect) $2,400.00
Points - Loan Discount Fee paid by Borrower: $265.00."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $3,564.00 exceeds fees threshold of $3,538.09 over by +$25.91.
The below fees were included in the test:
Administration Fee paid by Borrower: $899.00
Mortgage Broker Fee (Indirect) $2,400.00
																																																																																							Points - Loan Discount Fee paid by Borrower: $265.00."	* ComplianceEase TILA Test Failed (Lvl 2) "TILA Foreclosure Rescission Finance charge disclosed on Final CD as $xx. Calculated finance charge is $xx for an under disclosed amount of $91.39. Reason for finance charge under disclosure is unknown as the fee itemization is missing. Subject loan is a refinance, originated on 05/XX/2021 and the SOL is 3 years."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
86359118	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,030.62	03/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,620.54	3.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	679	Not Applicable	23.606%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Updated title report dated xx/XX/2022 shows that the subject mortgage was recorded on xx/XX/2021 in the amount of $xx which is in the favor of MERS as nominee for xx.
The chain of assignment has been completed as currently the assignment is with MERS as nominee for xx.
No active judgments or liens have been found pending. xx Status;
1) Annual county taxes for 2021 have been paid in the amount of $1,030.62 on xx/XX/2021.
No prior year delinquent taxes have been found pending.	Review of payment history as of dated xx/XX/2022 shows that the loan payment is currently 0 month in delinquency. The next due date is xx/XX/2022. The last payment was received on xx/XX/2022 in the total amount of $2,091.04 for the due date of xx/XX/2022. The unpaid principal balance according to payment history is in the amount of $xx. The current interest rate is 3.130% with P&I in the amount of $1,620.54.	xx:The current status of loan is performing.
Payment history shows that the loan payment is currently 0 month in delinquency. The next due date is xx/XX/2022. The last payment was received on xx/XX/2022 in the total amount of $2,091.04 for the due date of xx/XX/2022. The unpaid principal balance according to payment history is in the amount of $xx. The current interest rate is 3.130% with P&I in the amount of $1,620.54.
Final application available in the loan file located at xx shows that the borrower was working with xx since last 7 months.
Covid-19 attestation document is available in the loan file located at (xx).
The subject property is occupied by the owner. No visible damages or repairs have been observed on the subject property. xx:xx:xx	Not Applicable	Field: Age of Loan Loan Value: x Tape Value: x |---| -x |----| -xx.xxxxx% Comment: Age of loan is x. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: As per tape data, Post close DTI is xx.xxx%. However final application documents reflects as xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value: Collections   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: x.xxxxx%   Tape Value: x.xxxxx%   Variance: -x.xxxxx%   Variance %: -x.xxxxx%   Comment: Original stated rate is x.xxx%.   Tape Source: Initial   Tape Type:
																																																																																				Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Property address is xx. Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows borrower FICO scores are 667, 679 and 699 and Lowest middle score is 679. However FICO score used at approval was 701. DTI approved at 27%."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
31872183	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,920.60	04/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$892.41	3.750%	360	xx	xx	VA	Fixed	Cash Out	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	686	Not Applicable	32.546%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the pro-title dated xx/XX/2022 reflects that the subject mortgage originated on xx/XX/2021 with the lender MERS as nominee for xx in the amount of $xx, which was recorded on xx/XX/2021.
No assignment has been found. The subject mortgage is with the original lender xx.
No active liens and judgments have been found against the borrower and the property.
The first installment city taxes for the year 2021 have been paid on xx/XX/2021 and the second installment  taxes are due on xx/XX/2022 each in the amount of $960.30.
No prior year delinquent taxes have been found.	According to a review of the payment history as of xx/XX/2022, the borrower is performing with the loan and the next due date for the regular payment is xx/XX/2022. The last payment was received on xx/XX/2022 total in the amount of PITI $1,220.47 which includes P&I $892.41 with the rate of interest of 3.75%, which was applied for the due date of xx/XX/2022. The UPB reflected in the latest payment history is in the amount of $xx.	xx:According to the review of the servicing comments, the borrower is performing with the loan
According to a review of the payment history as of xx/XX/2022, the borrower is performing with the loan and the next due date for the regular payment is xx/XX/2022.  The last payment was received on xx/XX/2022 total in the amount of PITI $1,220.47 which includes P&I $892.41 with the rate of interest of 3.75%, which was applied for the due date of xx/XX/2022.  The UPB reflected in the latest payment history is in the amount of $xx.
No modification or forbearance details are available in recent collections comments.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
No evidence related to occupancy and the current condition of the subject property has been found in the latest months of servicing comments. No comment pertaining to the damage to the subject property has been observed.
As per the final application, the borrower is working at xx for 91 months.
The loan originated on xx/XX/2021. The covid attestation document is available in the loan file at “xx”. xx:xx:xx	Not Applicable	Notice of Servicing Transfer	Field: Age of Loan Loan Value: x Tape Value: x |---| -x |----| -xx.xxxxx% Comment: NA Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Paid in Full   Tape Value: Collections   Variance:    Variance %:    Comment: The borrower is performing with the loan.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Collateral value used for underwriting: $xx Loan amount: $xx LTV =xx.xxx %.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Collateral value used for underwriting: $xx. Amount of secondary lien(s): $x.xx. Loan amount: $xx. CLTV =xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx  Tape Value: xx  Variance:    Variance %:    Comment: As per note document property address street name is xx.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-x Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: Purpose of transaction per hud-x is cash out. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Provided seller’s tape shows an alert that the subject loan violated the VA net tangible benefit. No VA net tangible benefit listed."
																																																																																							* Notice of Servicing Transfer missing or unexecuted (Lvl 3) "Notice of servicing transfer disclosure is missing from the loan file."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
79078243	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,560.08	03/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,293.04	3.250%	360	xx	xx	FHA	Fixed	Cash Out	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	595	Not Applicable	42.114%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Updated title report as of xx/XX/2022 shows that the subject mortgage is at first lien position. Subject loan was originated on xx/XX/2021 in the amount of $xx in favor of MERS as nominee for xx.
No assignments have been found.
No active judgments or liens have been found.
Annual tax has been paid in the amount of $4,560.08. No prior year delinquent taxes have been found.	Payment history as of xx/XX/2022 shows that the loan is in performing stage. Current rate of interest is 3.250% and P&I is $1,293.04. The last payment was received on xx/XX/2022 which was applied for the due date of xx/XX/2022. Current UPB is $xx.	xx:Loan is currently in performing stage.
As per latest 24 months servicing comment, loan is in performing stage. Current rate of interest is 3.250% and P&I is $1,293.04. The last payment was received on xx/XX/2022 which was applied for the due date of xx/XX/2022. Current UPB is $xx.
No evidence of borrower’s employment details have been found.
No evidence of post-closing BK has been found.
No evidence of post-closing Foreclosure has been found.
No evidence of reason for default has been found. xx:xx:xx	Not Applicable	Mortgage Insurance Notice of Servicing Transfer	Field: Age of Loan Loan Value: x Tape Value: x |---| -x |----| -xx.xxxxx% Comment: Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Paid in Full   Tape Value: Collections   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mortgage Type   Loan Value: FHA   Tape Value: Conventional   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-x Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "CE risk indicator is "moderate" due to following factors:

1. This loan failed the TRID total of payments test. The total of payments is $xx. The disclosed total of payments of $xx is not considered accurate because it is understated by more than $100.

2. This loan failed the TRID rescission total of payments test. The total of payments is $xx. The disclosed total of payments of $xx is not considered accurate for purposes of rescission because it is understated by more than 1/2 of 1 percent of the face amount of the note or $100, whichever is greater.

3. This loan failed the revised closing disclosure delivery date test (waiting period required). The revised closing disclosure receipt date is provided and the revised closing disclosure receipt date (11/XX/2021) is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date (11/XX/2021)."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows the subject loan is uninsurable due to the appraisal not completed with corrected case number."
* MI, FHA or MIC missing and required (Lvl 3)     "FHA MI certificate is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3) "Notice of servicing transfer disclosure is missing from the loan file."	* ComplianceEase TILA Test Failed (Lvl 2) "1. This loan failed the TILA finance charge test. The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate because it is understated by more than $100. Subject loan is a refinance, originated on 11/XX/2021 and the SOL is 3 years.

2. This loan failed the TILA foreclosure rescission finance charge test. The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate for purposes of rescission because it is understated by more than $35. Subject loan is a refinance, originated on 11/XX/2021 and the SOL is 3 years.

3. This loan failed the TILA APR test. The annual percentage rate (APR) is 4.363%. The disclosed APR of 4.058% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method. Subject loan is a refinance, originated on 11/XX/2021 and the SOL is 3 years."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 46.793% as the borrower’s income is $6,708.00 and the total expenses are in the amount of $3,138.86 and the loan was underwritten by AUS/DU (xx) & its recommendation is “Approve/Eligible” and DTI is showing in it as 46.793%."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
39729782	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,180.19	04/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$639.71	3.375%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	Other	xx	35.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	755	Not Applicable	31.405%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 in favor of MERS as nominee for xx., in the amount of xx which was recorded on xx/XX/2021.
There is no chain of assignment as the subject mortgage is with the original lender MERS as nominee for xx.
No active judgments or liens have been found.
1st and 2nd installment combined taxes for 2021 have been paid in the amount of $2180.19.
No prior year delinquent taxes have been found.	As per the review of payment history as of xx/XX/2022, the borrower is current with the loan and the next payment is due for xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $932.22 which was applied for xx/XX/2022. The current P&I is $639.71 and rate of interest is 3.380% and PITI is $932.22. The current UPB reflected is in the amount of $xx.	xx:The loan is currently performing and the next payment is due xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $1,320.15 which was applied for xx/XX/2022. No records for foreclosure and bankruptcy have been found. The RFD is unable to be determined. The borrower xx has been working at xx for 4.10 years. xx:xx:xx	Not Applicable	Field: Current Legal Status Loan Value: Paid in Full Tape Value: Collections |---| |----| Comment: The loan is currently performing and the next payment is due xx/XX/xxxx. The last payment was received on x/XX/xxxx in the amount of $x,xxx.xx which was applied for x/XX/xxxx. Tape Source: Initial Tape Type:
Field: Original Stated Rate Loan Value: x.xxxxx% Tape Value: x.xxxxx% Variance: -x.xxxxx% Variance %: -x.xxxxx% Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "This loan contains an initial closing disclosure receipt date 06/XX/2021 that is on revised loan estimate delivery date 06/XX/2021."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 05/XX/2021 reflect MERS fee. However, CD dated 07/XX/2021 reflects MERS fee at $24.95. This is an increase in fee of +$12.95 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape shows that as per FHLMC guide loans with LTV or TLTV with more than 95% must be owned in whole or in part or securitized by Freddie Mac. Subject loan with LTV and CLTV of 95.631% exceeded Freddie Mac guidelines and are not eligible for sale to Freddie Mac."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
84918150	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,198.68	04/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$223.78	2.750%	180	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	Not Applicable	xx	Primary	Yes	Yes	No	763	Not Applicable	36.695%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Updated title report as of xx/XX/2022 shows that the subject mortgage is at first lien position. Subject loan was originated on xx/XX/2021 in the amount of $xx in favor of MERS as nominee for xx.
No assignments have been found.
There are two prior state tax liens in the total amount of $333.19 in favor of State of xx of Taxation which were recorded on different dates.
Annual tax has been paid in the amount of $1,198.68. No prior year delinquent taxes have been found.	Payment history as of xx/XX/2022 shows that the loan is in performing stage. Current rate of interest is 2.750% and P&I is $223.78. The last payment was received on xx/XX/2022 which was applied for the due date of xx/XX/2022. Current UPB is $xx.	xx:Loan is currently in performing stage.
As per latest 24 months servicing comment, loan is in performing stage. Current rate of interest is 2.750% and P&I is $223.78. The last payment was received on xx/XX/2022 which was applied for the due date of xx/XX/2022. Current UPB is $xx.
No evidence of borrower’s employment details have been found.
No evidence of post-closing BK has been found.
No evidence of post-closing Foreclosure has been found.
No evidence of reason for default has been found. xx:xx:xx	Not Applicable	Missing Initial Closing Disclosure	Field: Age of Loan Loan Value: x Tape Value: x |---| -x |----| -xx.xxxxx% Comment: NA Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value: Collections   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx Amount of Secondary Lien(s): $xx.xx Loan Amount: $xx CLTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: -x.xxx% Variance %: -x.xxxxx% Comment: "Collateral Value used for Underwriting: $xx. Loan Amount: $xx CLTV = xx.xxx%." Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "TRID tolerance test is incomplete due to initial closing disclosure is missing from loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows the loan closed with an appraisal waiver. However, subject loan not eligible for an appraisal waiver."
																																																																																							* Missing Initial Closing Disclosure (Lvl 3) "Initial closing disclosure is missing from loan file."			Minimal	Pass	Pass	Pass	Pass	No Result	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
91717345	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,052.89	03/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$709.36	3.250%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	610	Not Applicable	29.516%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 with lender MERS as nominee for xx and recorded on xx/XX/2021 for the amount of $xx.
There are no active liens and judgments against the borrower.
City taxes for the year 2021 have been paid for the amount of $1052.89. No prior year tax delinquency has been found.	According to the payment history as of xx/XX/2022, the borrower is regular with the payment and the next due is xx/XX/2022 for the amount of $849.67xx. The monthly P&I is in the amount of $709.36 with an interest rate of 3.250%. The current UPB is reflected in PH for the amount of $xx.	xx:The current status of the loan is performing. According to the payment history as of xx/XX/2022, the borrower is regular with the payment and the next due is xx/XX/2022 for the amount of $849.67xx. The monthly P&I is in the amount of $709.36 with an interest rate of 3.250%. The current UPB is reflected in PH for the amount of $xx.
No comments have been found regarding the foreclosure and bankruptcy. The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. Also, no comments have been found regarding the income impacted due to covid-19. The borrower is working as xx in xx for 5 years. xx:xx:xx	Not Applicable	Mortgage Insurance	Field: Age of Loan Loan Value: x Tape Value: x |---| -x |----| -xx.xxxxx% Comment: NA Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Paid in Full   Tape Value: Collections   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Mortgage Type   Loan Value: FHA   Tape Value: Conventional   Variance:    Variance %:    Comment: Final application reflects mortgage type as FHA.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Amount of Secondary Lien(s):$x.xx Loan Amount: $xx. CLTV = xx.xxx%.   Tape Source: Initial   Tape Type:
																																																																																				Field: Original Standard LTV (OLTV) Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: x.xxx% Variance %: x.xxxxx% Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. CLTV = xx.xxx%. Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows loan is uninsurable as ZFHA status came as Invalid and Manual U/W not allowed." DTI 30%"	* MI, FHA or MIC missing and required (Lvl 2) "Mortgage insurance certificate is missing from loan documents."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
8097413	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$680.80	03/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$502.93	2.250%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	759	Not Applicable	34.654%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Updated title report dated xx/XX/2022 shows that the subject mortgage was recorded on xx/XX/2021 in the amount of $xx which is in the favor of MERS as nominee for xx.
The chain of assignment has been completed as currently the assignment is with MERS as nominee for xx.
No active judgments or liens have been found pending. xx Status;
1) Annual county taxes for 2021 have been paid in the amount of $680.80 on xx/XX/2021.
No prior year delinquent taxes have been found pending.	Review of payment history as of dated xx/XX/2022 shows that the loan payment is currently 0 month in delinquency. The next due is xx/XX/2022. The last payment was received on xx/XX/2022 in the total amount of $617.11 for the due date of xx/XX/2022. The unpaid principal balance according to payment history is in the amount of $xx. The current interest rate is 2.250% with P&I in the amount of $502.93.	xx:The current status of loan is performing.
Payment history shows that the loan payment is currently 0 month in delinquency. The next due is xx/XX/2022. The last payment was received on xx/XX/2022 in the total amount of $617.11 for the due date of xx/XX/2022. The unpaid principal balance according to payment history is in the amount of $xx. The current interest rate is 2.250% with P&I in the amount of $502.93.
Final application available in the loan file located at xx shows that borrower was working with xx since 4 years as lead decking.
The subject property is occupied by the owner. No visible damages or repairs have been observed on the subject property. xx:xx:xx	Not Applicable	Mortgage Insurance	Field: Current Legal Status Loan Value: Paid in Full Tape Value: Collections |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Mortgage Type   Loan Value: FHA   Tape Value: Conventional   Variance:    Variance %:    Comment: Final application and Final CD reflets that mortgage type is an FHA.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx Amount of Secondary Lien(s): $x.xx Loan Amount: $xx CLTV = xx.xxx%.   Tape Source: Initial   Tape Type:
																																																																																				Field: Original Standard LTV (OLTV) Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: x.xxx% Variance %: x.xxxxx% Comment: Collateral Value used for Underwriting: $xx Amount of Secondary Lien(s): $x.xx Loan Amount: $xx LTV = xx.xxx%. Tape Source: Initial Tape Type:	4: Unacceptable	* Property Marketability Issues (Lvl 4) "Subject is a 20 yr old affixed doublewide in FL. Prior purchase 3/XX/21 for $56K and subject purchased for $134K 11/XX/21. Material increase in value not accounted for in appraisal. Subjects have more acreage and appear better off. Tape showed subject repurchased over flipping and request for second appraisal was not met. Elevated for client review."	* MI, FHA or MIC missing and required (Lvl 3) "Mortgage insurance certificate is missing from loan documents."	* Property is Manufactured Housing (Lvl 2) "The home is affixed. Appraisal report located at (xx9) shows subject property type as manufactured home. Mortgage document located at (xx) does not show VIN# in legal description. Final title policy located at (xx) does not have attached ALT Endorsement attached with it. Manufactured home rider located (xx) attached with mortgage document shows VIN#xx, model as xx and year as 2000. The document further shows that the home has been permanently affixed to the land."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
89292785	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,578.88	04/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,048.84	4.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	731	Not Applicable	35.391%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Updated title report dated xx/XX/2022 shows that the subject mortgage was recorded on xx/XX/2021 in the amount of $xx which is in the favor of MERS as nominee for xx.
The chain of assignment has been completed as currently the assignment is with MERS as nominee for xx;
1) One mechanic lien xx found against the borrower recorded on xx/XX/1993 which is before the origination date of subject mortgage. The lien is in the amount of $977.70 which is in the favor of xx;
1) Annual county taxes for 2021 have been paid in the amount of $2,578.88 on xx/XX/2021.
No prior year delinquent taxes have been found pending.	Review of payment history as of dated xx/XX/2022 shows that the borrower is performing with the loan. The next due date is xx/XX/2022. The last payment was received on xx/XX/2022 in the total amount of $1,368.55 for the due date of xx/XX/2022. The unpaid principal balance according to payment history is in the amount of $xx. The current interest rate is 4.500% with P&I in the amount of $1,048.84.	xx:The current status of loan is performing.
Payment history shows that  the borrower is performing with the loan. The next due date is xx/XX/2022. The last payment was received on xx/XX/2022 in the total amount of $1,368.55 for the due date of xx/XX/2022. The unpaid principal balance according to payment history is in the amount of $xx. The current interest rate is 4.500% with P&I in the amount of $1,048.84.
The final application is available in the loan file located at xx which shows that borrower was working with xx as a owner since 31 months.
The subject property is occupied by the owner. No visible damages or repairs have been observed on the subject property. xx:xx:xx	Not Applicable	Field: Age of Loan Loan Value: x Tape Value: x |---| -x |----| -xx.xxxxx% Comment: Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value: Collections   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Occupancy at Origination (Property Usage Type)   Loan Value: Investor   Tape Value: Primary   Variance:    Variance %:    Comment: Update as per Final application.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Update as per xxxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: -x.xxx% Variance %: -x.xxxxx% Comment: Update as per xxxx. Tape Source: Initial Tape Type:	3: Curable	* DSCR is less than 1.00 (Lvl 3) "The net operating income is $3,963.48 and annual payments (Debt Service) are $xx and their debt service cover ratio (DSCR) is 0.16 which is less than 1."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape shows 30 DPD. Agency is no longer eligible."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
38336323	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$5,717.90	04/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,062.88	3.250%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	49.500%	First	Commitment	Not Applicable	Not Applicable	Unavailable	$466,911.38	$15,174.60	3.250%	$2,062.88	04/XX/2022	Financial Hardship	Review of updated title report dated xx/XX/2022 shows subject mortgage was originated on xx/XX/2020 in the amount of $xx with MERA as nominee for xx., and it was recorded on xx/XX/2020.

The chain of assignment has been completed. The loan is currently assigned with xx.

No active judgments or liens have been found.

First half county taxes of 2021-2022 have been paid off in the amount of $2,858.95 on xx/XX/2021.
Second half county taxes of 2021-2022 have been paid off in the amount of $2,858.95 on xx/XX/2021.

As per updated title report, no prior year taxes are delinquent.	The review of updated payment history as of xx/XX/2022, the subject loan is currently delinquent for 11 months and the next due date of payment is xx/XX/2021. The last payment was received in the amount of $2,821.02 which applied for xx/XX/2021. The current P&I is $2,062.88 with an interest rate of 3.250%. The UPB as of the date is mentioned in the updated payment history is in the amount of $xx.	xx:The review of the collection comment shows that the loan is in collection.

The review of updated payment history as of xx/XX/2022, the subject loan is currently delinquent for 11 months and the next due date of payment is xx/XX/2021. The last payment was received in the amount of $2,821.02 which applied for xx/XX/2021. The current P&I is $2,062.88 with an interest rate of 3.250%. The UPB as of the date is mentioned in the updated payment history is in the amount of $xx.
As per the comment dated xx/XX/2021 the borrower has been impacted by covid-19. FB plans ran and were extended several times from xx/XX/2021.
No foreclosure activity has been found.
No pertaining bankruptcy-related details have been found
The property is owner occupied and is in average condition. Information regarding the damage and repair is not available in the latest servicing comments.
As per the final application, the borrower is working at xx as a xx for 54 months. xx:xx:xx	The loan modification agreement is missing from the loan file.
This is FHA fixed rate mortgage with P&I of $2,062.88 with the rate of interest 3.2500% and a maturity date of 6/XX/2050. The P&I as per payment history is the $2,062.88 and rate of interest is 3.250%. However, as per servicing comment dated 3/XX/2022, the loan was modified with deferment and new payment due date 4/XX/2022, new P&I $2,062.88 with interest rate 3.250%, with new maturity date is 6/XX/2051, and the deferment amount is $xx and modified UPB $xx.
Credit Report Origination Appraisal	Field: Age of Loan Loan Value: x Tape Value: xx |---| -xx |----| -xx.xxxxx% Comment: Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Borrower income is $x,xxx.xx and Total Debts are in the amount of $x,.xx hence calculated Housing Ratio as per AUS is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Paid in Full   Tape Value: Collections   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: $xxxxxx.xx   Tape Value: $xxxxxx.xx   Variance: $-xxxxx.xx   Variance %: -xx.xxxxx%   Comment: Updated as per Final CD.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx CLTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx LTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xxx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: xxx Tape Value: xxx Variance: xx Variance %: x.xxxxx% Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.50% as the borrower’s income is $7,620.66 and total expenses are in the amount of $3,772.22 and AUS report is missing from the loan documents."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan failed ComplianceEase delivery and timing test for Closing Disclosure dated 5/XX/2020. Document tracker is missing and 3 business days were added to get receipt date 5/XX/2020 which is after the Consummation date 5/XX/2020."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test and charges that in total cannot increase more than 10% tolerance test due to loan failed Initial LE estimate delivery and timing test. Initial LE dated 4/XX/2020 delivered on 04/XX/2020 which is more than 3 business days from initial application date 04/XX/2020.

Loan failed charges that cannot decrease test. Revised CD dated 05/XX/2020 reflects Non-specific lender credit at $1,843.00. However, Final CD dated 05/XX/2020 reflects Non-specific lender credit at $1,839.12. This is decrease of $3.88 for charges that cannot decrease. Valid COC for the decrease in NSLC is missing from the loan documents."
* Missing Appraisal (Lvl 3) "Appraisal Report is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 49.50%. Tape shows HOA fee was not included and may push DTI over 50%. Unable to rely on documents in file and unable to calculated ATR."
																																																																																								* Missing credit report (Lvl 2) "Credit report is missing form the given loan file."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
14445533	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$467.10	03/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$847.21	3.250%	360	xx	xx	VA	Fixed	Refinance	xx	xx	Streamline Refinance	No	xx	xx	Unavailable	Not Applicable	Not Applicable	Manufactured Housing	Not Applicable	xx	Primary	Yes	Yes	Yes	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the pro-title dated xx/XX/2022 reflects that the subject mortgage originated on xx/XX/2021 with the lender MERS as nominee for xx in the amount of $xx, which was recorded on xx/XX/2021.
No assignment has been found. The subject mortgage is with the original lender xx.
No active liens and judgments have been found against the borrower and the property.
The first installment combined taxes of 2021 have been paid on xx/XX/2021 and the second installment taxes are due on xx/XX/2022 each in the amount of $233.55.
No prior year delinquent taxes have been found.	According to a review of the payment history as of xx/XX/2022, the borrower is performing with the loan and the next due date for the regular payment is xx/XX/2022. The last payment was received on xx/XX/2022 total in the amount of PITI $998.29 which includes P&I $847.21 with the rate of interest of 3.25%, which was applied for the due date of xx/XX/2022. The UPB reflected in the latest payment history is in the amount of $xx.	xx:According to the review of the servicing comments, the borrower is performing with the loan
According to a review of the payment history as of xx/XX/2022, the borrower is performing with the loan and the next due date for the regular payment is xx/XX/2022.  The last payment was received on xx/XX/2022 total in the amount of PITI $998.29 which includes P&I $847.21 with the rate of interest of 3.25%, which was applied for the due date of xx/XX/2022.  The UPB reflected in the latest payment history is in the amount of $xx.
No modification or forbearance details are available in recent collections comments.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
No evidence related to occupancy and the current condition of the subject property has been found in the latest months of servicing comments. No comment pertaining to the damage to the subject property has been observed.
The loan originated on xx/XX/2021. The covid attestation document is available in the loan file at “xx”.
As per the final application, the borrower is working at xx as a xx for 2 years. xx:xx:xx	Not Applicable	Credit Report Missing Dicsloures Mortgage Insurance	Field: Borrower DTI Ratio Percent Loan Value: Unavailable Tape Value: x.xxx% |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Paid in Full   Tape Value: Collections   Variance:    Variance %:    Comment: The borrower is performing with the loan as per the PH.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xxx.xxx%   Tape Value: xxx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral value used for underwriting: $xx. Loan amount: $xx. CLTV = xxx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xxx.xxx% Tape Value: xxx.xxx% Variance: x.xxx% Variance %: x.xxxxx% Comment: Collateral value used for underwriting: $xx. Loan amount: $xx. LTV = xxx.xxx%. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows loan did not meet VA/GNMA refinance seasoning period requirements."
* MI, FHA or MIC missing and required (Lvl 3)     "VA guaranty certificate is missing from the loan documents."
* Missing Required Disclosures (Lvl 3) "Property is in flood zone but flood insurance certificate is missing from the loan documents."	* Missing credit report (Lvl 2) "Credit report is missing from the given loan file."
* Property is Manufactured Housing (Lvl 2)     "Home has been affixed to the permanent foundation.
According to the updated title report dated 4/XX/2022, the type of subject property is a manufactured home.
																																																																																								The legal description of the recorded mortgage does not have the VIN#. However, the ALTA 7 Endorsement is attached to the final title policy. The manufactured home affixation document is located at “xx” which shows the subject property should be permanently affixed to the land with the serial/vin# xx."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
91453930	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,375.77	04/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,109.53	3.750%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	656	Not Applicable	31.540%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 with the lender MERS as nominee for xx. in the amount of $xx which was recorded on xx/XX/2021.
The chain of assignment is not complete. Currently, the mortgage is with MERS as nominee for xx.
No active judgments or liens have been found.
All prior taxes have been paid.	As per the review of payment history as of xx/XX/2022, the borrower is current with the loan and next due date is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $1562.76 which was applied for the due date of xx/XX/2022. The current P&I is $1109.53 and PITI is $1562.76. The UPB is $xx.	xx:The loan is currently performing. As per the review of payment history as of xx/XX/2022, the borrower is current with the loan and next due date is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $1562.76 which was applied for the due date of xx/XX/2022. The current P&I is $1109.53 and PITI is $1562.76. The UPB is $xx.
Currently, the borrower is working at xx as a xx from 9 months.
The post-closing details regarding the foreclosure and bankruptcy have not been found.
No damages were reported. xx:xx:xx	Not Applicable	Mortgage Insurance	Field: Age of Loan Loan Value: x Tape Value: x |---| -x |----| -xx.xxxxx% Comment: NA Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value: Collections   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mortgage Type   Loan Value: FHA   Tape Value: Conventional   Variance:    Variance %:    Comment: Final application and final transmittal reflect mortgage type is FHA.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx Amount of Secondary Lien(s): $xx.xx Loan Amount: $xx CLTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx Loan Amount: $xx CLTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Updated as per note document.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Updated as per appraisal report. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Seller tape shows FHA multiple loan violations. Further details not provided."
* MI, FHA or MIC missing and required (Lvl 3) "Mortgage insurance certificate is missing from loan documents"	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed Higher-Priced Mortgage Loan Test due to due to APR calculated 4.798% exceeds APR threshold of 4.640% over by +0.158% HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed.

																																																																																								Loan failed OK HOEPA Higher-Priced Mortgage Loan Test due to APR calculated 4.798% exceeds APR threshold of 4.640% over by +0.158% HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."		Elevated	Pass	Pass	Pass	Pass	Not Covered	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
84318351	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,627.01	03/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,962.70	2.375%	360	xx	xx	VA	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	xx	xx	25.000%	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	Yes	723	685	41.712%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 and recorded on xx/XX/2021 with the lender MERS as nominee for xx. for the amount of xx.
No active liens and judgments have been found against the borrower and subject property.
1st and 2nd county annual taxes of 2022 are due in the amount of $3627.01.
No, any prior year delinquent taxes have been found.	According to latest payment history as xx/XX/2022, the loan is in the performing and the next due date is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $1962.70. The unpaid principal balance is reflected in the amount of xx. Current interest rate is 2.380% and P&I of $1962.70.	xx:The loan is performing.

According to latest payment history as xx/XX/2022, the loan is in the performing and the next due date is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $1962.70. The unpaid principal balance is reflected in the amount of xx. Current interest rate is 2.380% and P&I of $1962.70.

Currently, the borrower is working at the xx from 1.4 years.

Bankruptcy was not filed.

No information has been found regarding the foreclosure.

The subject property has been occupied by the owner. No damages or repairs have been found. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: x Tape Value: x |---| -x |----| -xx.xxxxx% Comment: NA Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Paid in Full   Tape Value: Collections   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: x.xxxxx%   Tape Value: x.xxxxx%   Variance: -x.xxxxx%   Variance %: -x.xxxxx%   Comment: Original note reflects original stated rate as x.xxxxx%.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-x Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: Final application reflects purpose of refinance per HUD-x as cash out. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Seller tape shows in VA IRRRL streamline refinance loans, there should WAITING period or GAP between of 210 days first payment date of existing mortgage which is getting paid off and between closing of our new subject loans. In this loan the waiting period is not satisfied."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
31384972	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,644.32	03/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$769.66	3.375%	324	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	724	Not Applicable	45.276%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of the updated title report dated xx/XX/2022 shows that the subject mortgage was originated on xx/XX/2021 with the lender MERS as nominee for xx., which was recorded on xx/XX/2021. The chain of assignment is complete as the assignment of mortgage is currently with the “MERS as nominee for xx.”.
No active lien and judgment has been found on the updated title report.
Annual county tax for the year of 2021 has been paid on xx/XX/2022 in the amount of $1,644.32.	Review of the latest payment history shows that the borrower is performing. The last payment was received in the amount of $1,020.99 on xx/XX/2022 which was applied for the month of xx/XX/2022. The next due date is xx/XX/2022. The current interest rate is 3.380% and as per the payment history current UPB is in the amount of $xx.	xx:The subject loan is in performing. Review of the collection comments states that the borrower is performing. The last payment was received in the amount of $1,020.99 on xx/XX/2022 which was applied for the month of xx/XX/2022. The next due date is xx/XX/2022. The current interest rate is 3.380% and as per the payment history current UPB is in the amount of $xx. xx has been found regarding the foreclosure and bankruptcy in the available servicing comments.
As per collection comments the subject property has been occupied by the owner and is in average condition. xx:xx:xx	Not Applicable	Field: Age of Loan Loan Value: x Tape Value: x |---| -x |----| -xx.xxxxx% Comment: Age of loan is x. Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Paid in Full   Tape Value: Collections   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Collateral value used for underwriting: $xx. Loan amount: $xx. CLTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Collateral value used for underwriting: $xx. Loan amount: $xx. LTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: x.xxxxx%   Tape Value: x.xxxxx%   Variance: -x.xxxxx%   Variance %: -x.xxxxx%   Comment: Note reflects original stated rate as x.xxx%.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Note reflects property address as xx. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "This Loan Failed Revised Closing Disclosure Delivery waiting period test due to changes before consummation requiring a new waiting period. APR becomes inaccurate."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 6/XX/2021 reflects Appraisal fee at $500.00. However, CD dated 8/XX/2021 reflects Appraisal fee at $716.00. This is an increase in fee of $216.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

Loan fails TRID Total of Payments test due to Fees charged $xx exceeds Fees threshold of $xx Variance by  -$7,638.87."
* Intent to Proceed Missing  (Lvl 3)     "Intent to proceed is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3) "Tape shows that as per FHLMC guide loans with LTV or TLTV with more than 95% must be owned in whole or in part or securitized by Freddie Mac. Subject loan with LTV and CLTV of 95.631% exceeded Freddie Mac guidelines and are not eligible for sale to Freddie Mac."	* ComplianceEase TILA Test Failed (Lvl 2) "Finance charge disclosed on Final CD as $xx. Calculated finance charge is $xx for an under disclosed amount of $7,613.92. Reason for Finance charge under disclosure is unknown as the Fee Itemization is missing. Subject loan is a refinance, originated on 08/XX/2021 and the SOL is 3 years.

Loan failed TILA APR Test threshold test due to APR calculated 3.606% exceeds APR threshold of 3.980% variance by -0.374%. Subject loan is a refinance, originated on 08/XX/2021 and the SOL is 3 years."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.276%, the borrower’s income is $4,917.47 and total expenses are in the amount of $2,226.41 and the loan was underwritten by LP (xx) and its recommendation is “Accept” with a DTI of 45.00%."		Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
70610080	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$2,330.65	04/XX/2022	zz	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$890.05	2.650%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	764	Not Applicable	34.584%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 with lender MERS as nominee for xx and recorded on xx/XX/2021 for the amount of $xx.
There is code enforcement lien recorded on xx/XX/2022 for the amount of $0.00 in the favor of City of xx.
County taxes for the year 2020-21 have been paid for the amount of $2330.65. No prior tax delinquency has been found.	According to the payment history as of xx/XX/2022, the borrower is regular with the payment and the next due date is xx/XX/2022. The last payment was received on xx/XX/2022 for the amount of $1314.67xx. The monthly P&I is in the amount of $890.25 with an interest rate of 2.650%. The current UPB is reflected in PH for the amount of $xx.	xx:The current status of the loan is performing. According to the payment history as of xx/XX/2022, the borrower is regular with the payment and the next due date is xx/XX/2022. The last payment was received on xx/XX/2022 for the amount of $1314.67xx. The monthly P&I is in the amount of $890.25 with an interest rate of 2.650%. The current UPB is reflected in PH for the amount of $xx.
The process of foreclosure has been initiated, the file was referred to an attorney and the complaint was filed on xx/XX/2022 with case#xx. However, no further details have been found regarding the foreclosure.
No comments have been found regarding the bankruptcy. The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. Also, no comments have been found regarding the income impacted due to covid-19. The borrower is working as associate in xx for 9 months. xx:The process of foreclosure has been initiated, the file was referred to an attorney and the complaint was filed on xx/XX/2022 with case#xx. However, no further details have been found regarding the foreclosure. xx:xx	Not Applicable	Field: Age of Loan Loan Value: x Tape Value: x |---| -x |----| -xx.xxxxx% Comment: NA Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value: Collections   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: The note relfcts the property addres street as xx Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan fails qualified mortgage lending policy points and fees test due to fees charged $6,983.59 Exceeds fees threshold of $6,485.25Over by +$498.34. The below fees were included in the test:

Mortgage Broker Fee (Indirect) $4,693.59
Points - Loan Discount Fee paid by Borrower: $2,290.00"
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $ $6,983.59 Exceeds fees threshold of $ $6,485.25 Over by +$ +$498.34.
The below fees were included in the test:
Mortgage Broker Fee (Indirect) $4,693.59
Points - Loan Discount Fee paid by Borrower: $2,290.00"
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Subject loan closed with 95% LTV/CLTV. Seller tape shows exceeds the maximum of 90% LTV/CLTV for primary residence properties when project type is Q (Limited Review Established Project)."			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
75557929	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,519.90	03/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$496.19	3.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	Other	xx	12.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	679	Not Applicable	47.686%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 with lender MERS as nominee for xx and recorded on xx/XX/2021 for the amount of $xx.
There are no active liens and judgments against the borrower.
County taxes for the year 2020 have been paid for the amount of $2519.90. No prior year tax delinquency has been found.	According to the payment history as of xx/XX/2022, the borrower is regular with the payment and the next due date is xx/XX/2022. The last payment was received on xx/XX/2022 for the amount of $795.83xx. The monthly P&I is in the amount of $496.19 with an interest rate of 3.500%. The current UPB is reflected in PH for the amount of $xx.	xx:The current status of the loan is performing. According to the payment history as of xx/XX/2022, the borrower is regular with the payment and the next due date is xx/XX/2022. The last payment was received on xx/XX/2022 for the amount of $795.83xx. The monthly P&I is in the amount of $496.19 with an interest rate of 3.500%. The current UPB is reflected in PH for the amount of $xx.
No comments have been found regarding the foreclosure and bankruptcy. The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. Also, no comments have been found regarding the income impacted due to covid-19.
The borrower is working as low pan xx for 13 years. The covid-19 attestation is located at “xx”. xx:xx:xx	Not Applicable	Field: Current Legal Status Loan Value: Paid in Full Tape Value: Collections |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: As per note property street address xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 47.68%. Tape shows income used to qualify is not stable due to multiple layoffs and declining income. Unable rely on docs in file and unable to calculate ATR."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 47.686%, the borrower’s income is $2,860.00 and total expenses are in the amount of $1,363.83 and the loan was underwritten by LP (xx) and its recommendation is “Accept” with a DTI of 48%."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
12635608	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,361.56	04/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,766.79	3.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	680	Not Applicable	43.537%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 and recorded on xx/XX/2021, in the amount of $xx with MERS as nominee for xx.

There is no chain of assignment. Currently, the subject loan is with original lender xx.

No active judgments or liens have been found.

Annual county taxes of 2021 have been paid in the amount of $3,227.10 on xx/XX/2021.

No prior year delinquent taxes have been found.	According to payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $2,664.93 which was applied for due date xx/XX/2022. The current P&I is in the amount of $1,766.79 and current PITI is in the amount of $2,664.93 with an interest rate of 3.380%. The current UPB reflected as per the payment history is in the amount of $xx.	xx:According to servicing comments, the current status of the loan is performing.

According to payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $2,664.93 which was applied for due date xx/XX/2022. The current P&I is in the amount of $1,766.79 and current PITI is in the amount of $2,664.93 with an interest rate of 3.380%. The current UPB reflected as per the payment history is in the amount of $xx.

As per final application, the borrower xx is self-employed. He is the xx for 12 years.

No comment pertaining to the damage on the subject property has been observed.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found. xx:xx:xx	Not Applicable	Field: Age of Loan Loan Value: x Tape Value: x |---| -x |----| -xx.xxxxx% Comment: Audit value reflects age of loan as x months. Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value: Collections   Variance:    Variance %:    Comment: Current legal status is performing.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate Loan Value: x.xxxxx% Tape Value: x.xxxxx% Variance: -x.xxxxx% Variance %: -x.xxxxx% Comment: The note document reflects original stated rate as x.xxx%. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Subject loan is conventional purchase. Tape shows HPML DV issue. Note, signing and funding happened too soon. No further details available. CE results show this loan failed the revised loan estimate delivery date test (prior to consummation) due to revised LE dated 10/XX/2021 electronically signed on 10/XX/2021 (delivery date) which is less than four business days before the consummation date 10/XX/2021. Elevated for client review."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.537% as the borrower’s income is $6,275.00 and total expenses are in the amount of $2,731.93 and the loan was underwritten by DU (xx) and its recommendation is “Approve/Eligible” with a DTI of 43.54%."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
20964341	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,543.86	03/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,251.26	2.750%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	726	768	30.868%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 and recorded on xx/XX/2021 with the lender MERS as nominee for xx for the amount of $xx.
According to the updated title report dated xx/XX/2022, the chain of assignment has not been completed. Currently, the assignment is with MERS, as nominee for xx, its successor and assigns which was recorded on xx/XX/2021. The assignment is missing to xx.
No active liens and judgments have been found against the borrower and subject property.
Combined annual taxes for the year of 2021 have been paid in the amount of $7,543.86 on xx/XX/2021.
No prior year delinquent taxes have been found.	According to latest payment history as of xx/XX/2022, the borrower is current with the loan and the next due date is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $2,043.50 which was applied for the due date xx/XX/2022. The unpaid principal balance is reflected in the amount of $xx. The current P&I is $1,251.26 and the interest rate is 2.750%.	xx:The loan is currently in the performing and the next due date is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $2,043.50 which was applied for the due date xx/XX/2022. The unpaid principal balance is reflected in the amount of $xx. The current P&I is $1,251.26 and the interest rate is 2.750%. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. As per the comment dated xx/XX/2022, the subject property is owner occupied. As per the comment dated xx/XX/2021, the reason for default is curtailment of income. As per the comment dated xx/XX/2021, the subject property is located in FEMA disaster area declared on xx/XX/2021 due to severe winter storms started on xx/XX/2021. As per comment dated xx/XX/2021, FEMA moratorium was expired. As per the comment dated xx/XX/2022, the borrower intends to keep the property. No comment pertaining to the damage on the subject property has been observed.
As per the final application, the borrower is working at xx-xx as xx from 36 months. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock Transmittal (1008)	Field: Current Legal Status Loan Value: Performing Tape Value: Collections |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: N.A Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Seller tape shows aged of agency eligibility 6+ months from the first payment date. No further details available."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Final transmittal summary with P&I $1,251.26 is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
58868364	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	03/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,724.18	3.375%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	729	Not Applicable	38.218%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx/XX/2022 shows that the subject mortgage was originated on xx/XX/2022 in the amount of $xx which was recorded on xx/XX/2022 with MERS as nominee for xx.
The chain of assignment has been completed.
There is a prior UCC lien in the favor of xx which was recorded on xx/XX/2020.
There is a subordination agreement located at Ln#xx.pdf Pg#41. Our subject mortgage is at first lien position as per subordination agreement.
Annual taxes have been paid in the amount of $7,416.96.
No delinquent taxes have been found for the prior years.	According to tape data of the payment history as of xx/XX/2022, the borrower is performing with the loan and the next due date for the regular payment is xx/XX/2022. The last payment was received total in the amount of PITI $2,462.34 which includes P&I $1,724.18 with the rate of interest 3.375%, which was applied for the due date of xx/XX/2022. The UPB reflected in the latest payment history is in the amount of $xx.	xx:The current status of the loan is performing.
According to tape data of the payment history as of xx/XX/2022, the borrower is performing with the loan and the next due date for the regular payment is xx/XX/2022.  The last payment was received total in the amount of PITI $2,462.34 which includes P&I $1,724.18 with the rate of interest 3.375%, which was applied for the due date of xx/XX/2022.  The UPB reflected in the latest payment history is in the amount of $xx.
As per collection comments review, borrower’s intention is to keep the property. Property is in average condition and no evidence of damage has been found.
No evidence of modification has been found.
No evidence of foreclosure has been found.
No evidence of bankruptcy has been found.
As per final 1003, borrower is working at xx as xx for 17 years and 6 months. xx:xx:xx	Not Applicable	Notice of Servicing Transfer	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Original Appraised Value   Loan Value: $xxxxxx.xx   Tape Value: $xxxxxx.xx   Variance: $-xx.xx   Variance %: -x.xxxxx%   Comment: Appraisal report reflects appraised value as $xx   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: x/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: xx (Days)   Variance %:    Comment: Note document reflects note date as xx/XX/xxxx.   Tape Source: Initial   Tape Type:
																																																																																				Field: Purpose of Transaction per HUD-x Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable		* Notice of Servicing Transfer missing or unexecuted (Lvl 3) "Notice of servicing transfer disclosure is missing from the loan file."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
36354582	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$648.48	09/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,975.80	3.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	780	710	48.197%	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Pro-title report dated xx/XX/2022 shows that subject mortgage was originated xx/XX/2021 in the amount of $xx with lender, xx which was recorded on xx/XX/2021.
Chain of assignment is incomplete. Assignment from lender, xx to current assignee, xx is missing.
There is a prior civil judgment entered against borrower, xx Le in the amount of $xx which was recorded on xx/XX/2014.
There are multiple state tax liens active on the title in the total amount of $xx which were filed on xx/XX/2021, xx/XX/2015 and xx/XX/2021 by Tax collector of the county of xx. However, name of the borrower, xx does not match and SSN is not mentioned on the copy of liens.
Property taxes of 2021 are paid on xx/XX/2021.
No prior year's delinquent taxes have been found.	Payment history shows that borrower has been delinquent for 3 months and due date is xx/XX/2021. The borrower is delinquent since first payment due date. Interest rate is 3.5% and P&I is $1975.80. As per payment history, the transaction date xx/XX/2021 reflects principal reduction in the amount of $xx. Hence, the UPB is $xx.	xx:According to collection comments as of xx/XX/2022, the loan is in collection. The borrower has been delinquent since xx/XX/2021 payment.
Collection comment dated xx/XX/2022 states RFD as curtailment income due to Covid impact. Forbearance plan is active till xx/XX/2022.
No FC action has been initiated.
No evidence of damage or repair has been found.
No post-closing bankruptcy records have been found.
As per 1003, the co-borrower is working at xx for the past 4.9 months. xx:xx:xx	Not Applicable	Field: Current Legal Status Loan Value: Collections, xx-xxx Days Tape Value: Collections |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $x.xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xMMM   Tape Value: xxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Reversed Loan Value: MMMx Tape Value: xxxxxx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.19%, the borrower’s and co-borrower’s income is $6,182.13 and total expenses are in the amount of $2,979.62 and the loan was underwritten by LP (xx) and its recommendation is accept/eligible with a DTI of 48.19%."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
88331467	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$460.68	03/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$986.59	4.375%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	706	722	44.060%	First	Commitment	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Financial Hardship	The review of the updated title report dated xx/XX/2022 reflects that the subject mortgage was originated on xx/XX/2021 with the lender MERS as nominee for xx. in the amount of $xx, which was recorded on xx/XX/2021 Instrument# | Book/Page# xx.
The chain of the assignment has not been completed. Currently, the mortgage assignment is with MERS as nominee for xx. which was recorded on xx/XX/2021.  However, this should be with xx.
No active liens and judgments have been found against the borrower and the property.
County 2nd half taxes of 2021 are due on xx/XX/2022 in the amount of $460.68.
No prior year’s delinquent taxes have been found.	According to a review of the payment history as of xx/XX/2022, the loan is currently performing and the next due date for the regular payment is xx/XX/2022. The last payment was received on xx/XX/2022 total in the amount of PITI $1,110.33 which includes P&I $986.59 with the rate of interest 4.375%, which was applied for the due date of xx/XX/2022. The UPB reflected in the latest payment history is in the amount of $xx.	xx:According to the review of the servicing comments, the current status of loan is performing. The next due date for the regular payment is xx/XX/2022. The UPB reflected in the latest payment history is in the amount of $xx.
As per comment dated xx/XX/2021, reason for default is curtailment of income.
The borrower xx has been working at xx as xx for 37 year.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No details have been found regarding damage. xx:xx:xx	This is a conventional fixed-rate mortgage with P&I of $986.59 with the rate of interest 4.375% and the maturity date is 8/XX/2051. The P&I as per payment history is the $986.59 and the rate of interest is 4.375%. As per seller’s tape data the loan was modified on 12/XX/2021. However, the modification document is missing from the loan file.

Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| -x.xxx% |----| -x.xxxxx% Comment: Updated as per Transmittal Summary. Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Unavailable   Tape Value: $xxxx.xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Unavailable   Tape Value: xx/XX/xxxx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxx   Tape Value: xxxxxxxx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxx   Tape Value: xxxxxxxx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: Unavailable Tape Value: x/XX/xxxx Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type:	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed revised closing disclosure delivery waiting period test due to changes before consummation requiring a new waiting period. APR becomes inaccurate. Subject loan is a refinance, originated on 07/XX/2021 and the SOL is 3 years."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.06%, the borrower’s and co-borrower's income is $7,721.99 and total expenses are in the amount of $3,402.33 and the loan was underwritten by AUS (xx) and its recommendation is approve/eligible for a DTI of 44.06%."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
96139638	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,930.62	02/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,071.64	4.500%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	690	660	41.900%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2022 reflects that the subject mortgage was originated on xx/XX/2020 with the lender MERS as nominee for xx in the amount of $xx, which was recorded on xx/XX/2020 Instrument# | Book/Page# xx.
The chain of the assignment has not been completed. Currently, the mortgage assignment is with MERS as nominee for xx. which was recorded on xx/XX/2021. However, this should be with xx.
No active liens and judgments have been found against the borrower and the property.
No prior year’s delinquent taxes have been found.	According to a review of the payment history as of xx/XX/2022, the borrower is currently delinquent for 20 months with the loan and the next due date for the regular payment is xx/XX/2020. The last payment was received on xx/XX/2022 total in the amount of PITI $1,378.38 which includes P&I $1,071.64 with the rate of interest 4.500%, which was applied for the due date of xx/XX/2020. The UPB reflected in the latest payment history is in the amount of $xx.	xx:According to the review of the servicing comments, the loan is currently in collection. The next due date for the regular payment is xx/XX/2020. The UPB reflected in the latest payment history is in the amount of $xx.
As per comment dated xx/XX/2022, reason for default is curtailment of income.
The borrower xx has been working at xx as xx for 13 year.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No details have been found regarding damage. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Deferred Balance Amount Loan Value: Not Applicable Tape Value: $x.xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxMMMMMMxMMMMxMMMMMxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xxMMMMMxMMMMxMMMMMMxxxx Tape Value: xxxxxxxxxxxxxxxxxxxxxxxx Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "This loan failed the initial closing disclosure delivery date test due to initial closing disclosure receipt date is provided 02/XX/2020 which is less than three business days from the consummation date 02/XX/2020."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
85162812	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$0.00	03/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,037.98	3.750%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	763	Not Applicable	17.291%	First	Commitment	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 03/XX/202 shows that the subject mortgage was originated on xx/XX/2020 and recorded on xx/XX/2020 in the amount of $xx with the “xx”.
The chain of assignment has been complete. The assignment is with the subject lender “xx”.
There is prior mortgage open against the subject property which was originated on xx/XX/2014 in the favor of “xx.” and it was recorded on xx/XX/2014 in the amount of $xx.
There is a prior mortgagor is pending against property which is held by “xx”, in the total amount of $xx and it was recorded on xx/XX/2014. However, the subordinate agreement was made on xx/XX/2014 between “xx” and the subject lender “xx”.
The county annual taxes of the year 2021 have been exempted on xx/XX/2021
No delinquent taxes have been found for the prior years.	According to payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $1,133.10 xx which was applied for due date of xx/XX/2022. The current xx is in the amount of $1,037.98 with an interest rate of 3.75%. The current UPB reflected as per the payment history is in the amount of $xx.	xx:This loan is currently in the performing stage. According to payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $1,133.10 xx which was applied for due date of xx/XX/2022. The current xx is in the amount of $1,037.98 with an interest rate of 3.75%. The current UPB reflected as per the payment history is in the amount of $xx.
As per comment dated xx/XX/2021, the borrower’s income was impacted by covid-19.
According to final application, the borrower is a self-employed and working as xx for since last 5 year & 7 months. No foreclosure activity has been found.
No post close bankruptcy record has been found.
The loan has not been modified since origination.
As per comments dated xx/XX/2020, the subject property is owner-occupied.
No damage and repairs have been found. xx:xx:xx	This is conventional fixed rate mortgage with the principal & interest of $1,037.98 with the rate of interest 3.75 % and a maturity date of 3/XX/2050. The principal & interest as per payment history is the $1,037.98 and rate of interest is 3.75%. As per PH tape data deferred balance of MOD is $xx. As per modification screen tape data, the loan has been modified on 09/XX/2021. However, it seems that there would be a possible modification but modification agreement is missing from the loan files.	Missing or error on the Rate Lock	Field: Payment History String Reversed Loan Value: MMMMMxMMMMMMMMMxxxxxxxxx Tape Value: xxxxxxxxxxxxxxxxxxxxxxxx |---| |----| Comment: PH string is reversed is xxxxxxxxxxxxxMMxxxxxxxxx. Tape Source: Initial Tape Type:
																																																																																				Field: Stated Maturity Date Loan Value: Not Applicable Tape Value: x/XX/xxxx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."	* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed revised closing disclosure delivery waiting period test due to changes before consummation requiring a new waiting period. APR becomes inaccurate. Subject loan is a refinance, originated on 02/XX/2020 and the SOL is 3 years."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
50277279	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,359.51	02/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,454.80	3.625%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	780	765	34.930%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2020 with the lender “xx” for the amount of $xx which was recorded on xx/XX/2020.
Chain of assignment has been completed. Last assignment is with the “xx., its Successors and Assigns”.
There are 12 prior civil judgments against the borrower in the different favor for the total amount of $xx which were recorded in different dates.
First combined installment taxes for the year of 2022 have been paid in the amount of $1556.12 and the second combined installment taxes are due in the amount of $1556.12 which was due on xx/XX/2022.
First school installment taxes for the year of 2021-22 have been paid in the amount of $2359.51 and the second school installment taxes are due in the amount of $2359.51 which was due on xx/XX/2022.
No prior year delinquent taxes have been found.	According to the payment history as of xx/XX/2022, the borrower is delinquent from 20 months and the next due date is xx/XX/2020. Last payment was received on xx/XX/2022 in the amount of $2117.36. Current P&I is $1454.80 and the interest rate of 3.625%. The new UPB is reflected in the amount of $xx.	xx:The loan is in the collection.
According to the payment history as of xx/XX/2022, the borrower is delinquent from 20 months and the next due date is xx/XX/2020. Last payment was received on xx/XX/2022 in the amount of $2117.36. Current P&I is $1454.80 and the interest rate of 3.625%. The new UPB is reflected in the amount of $xx.
As per the comment dated xx/XX/2020, the borrower’s income was impacted by covid-19.
Currently, the borrower is working at the xx. as a xx from 1.9 years.
As per the comment dated xx/XX/2020, the subject property located in FEMA disaster area.
No foreclosure activity has been found.
No bankruptcy details have been found.
Subject property is owner occupied. No damage and repairs have been found. xx:xx:xx	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| -x.xxx% |----| -x.xxxxx% Comment: NA. Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $x.xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: NA.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Purpose of Refinance Per Application Loan Value: Change in Rate/Term Tape Value: No Cash-Out Variance: Variance %: Comment: As per final application purpose of refinance is Change in rate/term. Tape Source: Initial Tape Type:	1: Acceptable					Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
42617791	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,874.97	05/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$687.54	3.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Investor	Yes	Yes	No	732	Not Applicable	41.954%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Pro-title report dated xx/XX/2022 shows that subject mortgage was originated on xx/XX/2021 in the amount of $xx with lender, xx which was recorded on xx/XX/2021.
Chain of assignment is incomplete. Assignment from lender, xx to current assignee, xx is missing.
No active judgments or liens have been found.
Property taxes of 2021 are paid on xx/XX/2021.
No prior year's delinquent taxes have been found.	Payment history as of xx/XX/2022 shows that borrower has been delinquent for 7 months and next due date is xx/XX/2021. The last payment was made on xx/XX/2021 in the amount of $875.00 for the due date xx/XX/2021. The current UPB is $xx, interest rate is 3.125% and current P&I is $687.54.	xx:According to collection comments as of xx/XX/2022, the loan is in collection and borrower has been delinquent for the past 7 months.
RFD is curtailment of income due to Covid impact. Forbearance plan was approved for 3 months. Comment dated xx/XX/2021 states borrower needed FB extension.
No FC action has been noted. No evidence of damage or repair has been found.
No records of bankruptcy filed by the borrower have been found.
As per 1003, the borrower is working at as xx for 2.5 years.
Covid 19 attestation document is available in the loan file which can be located at xx. xx:xx:xx	Not Applicable	Field: Deferred Balance Amount Loan Value: Not Applicable Tape Value: $x.xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxx   Tape Value: xxxxxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Reversed Loan Value: xxxxxxxxxxx Tape Value: xxxxxxxxxxxx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable		* DSCR is less than 1.00 (Lvl 3) "Operating income statement is missing from the loan documents. PITI is $1047.21. Lease agreements not in file but conservative approach that DSCR would be reasonable given the PITI."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
47727744	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,635.52	03/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,801.11	2.500%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	788	Not Applicable	21.680%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 with the lender “MERS as nominee for xx” for the amount of $xx which was recorded on xx/XX/2021.
No assignments have been found.
No active liens and judgments have been found.
First and the second county installment taxes for the year of 2022 are due in the amount of $4317.76 and $4317.76 which was due on xx/XX/2022 & xx/XX/2022.
No prior year delinquent taxes have been found.	According to the payment history as of xx/XX/2022, the borrower is currently making the regular payments and the next due date is xx/XX/2022. Last payment was received on xx/XX/2022 in the amount of $3575.26. Current P&I is $2801.11 and the interest rate of 2.500%. The new UPB is reflected in the amount of $xx.	xx:The loan present status is performing.
According to the payment history as of xx/XX/2022, the borrower is currently making the regular payments and the next due date is xx/XX/2022. Last payment was received on xx/XX/2022 in the amount of $3575.26. Current P&I is $2801.11 and the interest rate of 2.500%. The new UPB is reflected in the amount of $xx.
Borrower's employment details are not available.
No foreclosure activity has been found.
No bankruptcy details have been found.
Subject property occupancy is unable to be determined. No damage and repairs have been found. xx:xx:xx	Not Applicable	Hazard Insurance Missing or error on the Rate Lock Origination Appraisal Transmittal (1008)	Field: Deferred Balance Amount Loan Value: Not Applicable Tape Value: $x.xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxx   Tape Value: xxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxx   Tape Value: xxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Cash Out - Other Tape Value: No Cash-Out Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan failed ComplianceEase delivery and timing test for initial CD dated 10/XX/2021. Document tracker is missing and 3 business days were added to get receipt date 10/XX/2021 which is less than 3 business days from the consummation date 10/XX/2021."
* Missing Appraisal (Lvl 3)     "Appraisal report is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 3)     "Proof of hazard insurance is missing from the loan documents."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Final transmittal summary is missing from the loan documents."			Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
86280587	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,716.84	03/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,086.12	2.999%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	690	Not Applicable	46.647%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2022 shows that the subject mortgage was originated in the amount of $xx on xx/XX/2021 with the lender MERS as nominee for xx, which was recorded on xx/XX/2021.
The chain of assignment has been completed as the subject mortgage is with the original lender xx.
 No active judgments or liens have been found.
Taxes of 2021 have been paid in the amount of $2,608.17.	According to the payment history as of xx/XX/2022, the borrower is current with the loan and the last payment was received on xx/XX/2022 which was applied for xx/XX/2022 and the next due date for the payment is xx/XX/2022. The P&I is in the amount of $1,086.12 and PITI is in the amount of $1,544.30. The UPB reflected is in the amount of $xx.	xx:As per the review of the servicing comments, the current status of the loan is performing and the borrower is current with the loan and the last payment was received on xx/XX/2022 which was applied for xx/XX/2022 and the next due date for the payment is xx/XX/2022. The P&I is in the amount of $1,086.12 and PITI is in the amount of $1,544.30. The UPB reflected is in the amount of $xx.
The reason for default is unable to be determined.
No comments have been found regarding foreclosure in the latest servicing comments.
No comments have been found regarding bankruptcy in the latest servicing comments.
The subject property has been occupied by the owner.  Recent servicing comments do not reflect any damage pertaining to the subject property.
The borrower is working at xx as a xx for 5.3 years. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock Transmittal (1008)	Field: Current Legal Status Loan Value: Performing Tape Value: Collections |---| |----| Comment: Performing. Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $x.xx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Limited Cash Out (GSE definition)   Tape Value: No Cash-Out   Variance:    Variance %:    Comment: Limited cash out.   Tape Source: Initial   Tape Type:
Field: Trial Modification Agreement in file? Loan Value: Yes Tape Value: No Variance: Variance %: Comment: U/A Tape Source: Initial Tape Type:	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 46.647% as the borrower’s income is $6,026.81 and total expenses are in the amount of $2,811.30 and the loan was underwritten by LP xx and its recommendation is “Caution” with a DTI of 47%."	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 12/XX/2020 reflects Points - Loan Discount Fee at $2,459.00. However, Post CD dated 2/XX/2021 reflects Points - Loan Discount Fee at $3,800.34. This is an increase in fee of $1,341.34 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement is missing from the loan documents."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Final transmittal summary is missing from the loan documents"			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
66899090	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$858.62	03/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,255.40	2.625%	360	xx	xx	VA	Fixed	Cash Out	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	771	Not Applicable	40.721%	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 with the lender “xx.” for the amount of $xx which was recorded on xx/XX/2021.
No assignments have been found.
No active liens and judgments have been found.
First county installment taxes for the year of 2021 have been paid in the amount of $858.62 and the second county installment taxes are due in the amount of $858.62 which was due on xx/XX/2022.
No prior year delinquent taxes have been found.	According to the payment history as of xx/XX/2022, the borrower is currently making the regular payments and the next due date is xx/XX/2022. Last payment was received on xx/XX/2022 in the amount of $1445.00. Current P&I is $1255.40 and the interest rate of 2.625%. The new UPB is reflected in the amount of $xx.	xx:The loan present status is performing.
According to the payment history as of xx/XX/2022, the borrower is currently making the regular payments and the next due date is xx/XX/2022. Last payment was received on xx/XX/2022 in the amount of $1445.00. Current P&I is $1255.40 and the interest rate of 2.625%. The new UPB is reflected in the amount of $xx.
Borrower's employment details are not available.
No foreclosure activity has been found.
No bankruptcy details have been found.
Subject property occupancy is unable to be determined. No damage and repairs have been found.
v xx:xx:xx	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| -x.xxx% |----| -x.xxxxx% Comment: NA. Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $x.xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Reversed Loan Value: xxx Tape Value: xxxx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	1: Acceptable					Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
46532687	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,453.04	03/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,581.99	2.750%	360	xx	xx	VA	Fixed	Refinance	xx	xx	Streamline Refinance	Not Applicable	xx	xx	Unavailable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	702	710	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per pro-title dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 in the amount of $xx which was recorded on xx/XX/2021 by lender, xx.
No assignment of mortgage has been found. The mortgage is with original lender, xx.
No active judgments or liens have been found.
Property taxes of 2021 are due on xx/XX/2022 in the amount of $1226.52. The last payment for the taxes was made on xx/XX/2022 in the amount of $1226.52.	According to payment history as of xx/XX/2022, the borrower is current with loan payments and next payment due date is xx/XX/2022. The last payment was made on xx/XX/2022 in the amount of $1,951.68 which was applied for the due date xx/XX/2022. The current UPB is $xx, interest rate is 2.75% and P&I is $1581.99.	xx:According to collection comments as of xx/XX/2022, the loan is performing and next payment due date is xx/XX/2022.
No evidence of Covid impact has been found.
No records of bankruptcy filed by the borrower have been found.
No evidence of damage or repair has been found.
Subject property is occupied by owner.
As per loan application, the borrower is working at City and County of xx for the past 14.00 years. Co-borrower is working at xx for the past 0.1 years. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Deferred Balance Amount Loan Value: Not Applicable Tape Value: $x.xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Purpose of Refinance Per Application Loan Value: Change in Rate/Term Tape Value: No Cash-Out Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
97658273	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,629.00	Unavailable	Not Applicable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,677.52	3.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	722	706	38.754%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 and recorded on xx/XX/2021, in the amount of $xx with “xx”.
The chain of assignment is complete. Currently, the assignment is with the subject lender “xx”.
No active judgments or liens have been found. xx annual taxes of the year 2021 have been paid in the amount of $5,629.00 on xx/XX/2021.
No delinquent taxes have been found for the prior years.	The loan is currently in collection. As per the review of seller’s tape data of payment history as of xx/XX/2022. The borrower is currently delinquent for 5 months. The last payment received date is not available, but it was received in the amount of $2,439.59 xx, including monthly xx amount of $1,677.52. The next due date of regular payment is xx/XX/2021. The current unpaid principal balance according to payment history is in the amount of $xx. The current interest rate is 3.12%.	xx:The loan is currently in the collection. As per the review of seller’s tape data of payment history as of xx/XX/2022. The borrower is currently delinquent for 5 months. The last payment received date is not available, but it was received in the amount of $2,439.59 xx, including monthly xx amount of $1,677.52. The next due date of regular payment is xx/XX/2021. The current unpaid principal balance according to payment history is in the amount of $xx. The current interest rate is 3.12%.
As per the comment dated xx/XX/2021, the borrower has been affected by covid-19 and her income is still affected due to it. The forbearance plan has been provided and it was due for xx/XX/2022.
According to final application, the borrower was working with “xx” as a xx from xx/XX/2018 till xx/XX/2020. The current employment details are not available in the provided servicing comment. No foreclosure activity has been found.
As per comment dated xx/XX/2021, the foreclosure was initiated on the subject loan. The foreclosure has been placed on hold due to loss mitigation. However, no further details are available to determine the current status of foreclosure.
No post close bankruptcy record has been found.
The loan has not been modified since origination.
As per comments dated xx/XX/2021, the subject property is owner-occupied.
																																																																																	No damage and repairs have been found. xx:As per comment dated xx/XX/2021, the foreclosure was initiated on the subject loan. The foreclosure has been placed on hold due to loss mitigation. However, no further details are available to determine the current status of foreclosure. xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Deferred Balance Amount Loan Value: Not Applicable Tape Value: $x.xx |---| |----| Comment: Tape Source: Initial Tape Type:	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
98330995	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,517.19	05/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$740.58	2.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	703	Not Applicable	41.844%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx/XX/2022 shows that the subject mortgage was originated on xx/XX/2021 and recorded on xx/XX/2021 for the amount $xx held by xx.

The chain of assignment is incomplete. The current assignment is with “xx.”. However, it should be with “xx”.

No active judgments or liens have been found.

No delinquent taxes have been found for the prior year.	Review of payment history as of xx/XX/2022 shows that the borrower is 9 months delinquent with the loan. The next due date is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $740.58 with interest rate 2.875 % which was applied for the due date xx/XX/2021. The current UPB as of the date is $xx.	xx:The current status of the loan is collection.
Review of payment history as of xx/XX/2022 shows that the borrower is 9 months delinquent with the loan. The next due date is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $740.58 with interest rate 2.875 % which was applied for the due date xx/XX/2021. The current UPB as of the date is $xx.
No foreclosure and bankruptcy evidence has been found.
The subject property is owner occupied. No damage or repairs have been found.
The loan was originated on xx/XX/2021. Covid-19 attestation is available in the loan file located at “xx”.
As per collection comment dated xx/XX/2022, the borrower's income is impacted by Covid-19. The servicer provided FB plan until xx/XX/2022.
The borrower is working at “xx” as an “xx” from 55 months. xx:xx:xx	Not Applicable	Missing Dicsloures Missing or error on the Rate Lock	Field: Deferred Balance Amount Loan Value: Not Applicable Tape Value: $x.xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxx   Tape Value: xxxxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xxxxxxxxxxx Tape Value: xxxxxxxxxxx Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the TRID initial loan estimate date and initial closing disclosure date validation test due to this loan contains an initial closing disclosure receipt date (or initial closing disclosure delivery date if receipt date was not provided) that is on or before any loan estimate delivery date. Please review the loan data to ensure the dates are in the correct fields."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan fails compliance ease delivery and timing test initial loan estimate dated 12/XX/2020. Document tracker proving the delivery of initial loan estimate within 3 business days is missing from the loan documents.

Loan failed charges that cannot increase 0% tolerance test and due to loan failed initial LE estimate delivery and timing test. Initial LE dated 12/XX/2020 delivered on 2/XX/2021 which is more than 3 business days from initial application date 12/XX/2020."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Missing Required Disclosures (Lvl 3) "Home loan toolkit is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
9859477	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,205.94	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,423.17	3.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	774	Not Applicable	41.238%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 with the lender MERS as nominee for xx in the amount of $xx which was recorded on xx/XX/2021.
Updated title not showing chain of assignment. Currently, the mortgage is with original lender MERS as nominee for xx.
No active judgments or liens have been found.
All prior taxes have been paid.	As per the review of payment history as of xx/XX/2022, the borrower is currently delinquent for 2 months and next due date is xx/XX/2022. The last payment received date is not available. The current P&I is $2423.17 and PITI is $3133.25. The UPB is $xx.	xx:The loan is currently in collection. As per the review of payment history as of xx/XX/2022, the borrower is currently delinquent for 2 months and next due date is xx/XX/2022. The last payment received date is not available. The current P&I is $2423.17 and PITI is $3133.25. The UPB is $xx.
As per document located at xx, the forbearance plan provided to borrower which ran from xx/XX/2022 till xx/XX/2022.
Currently, the borrower is working at xx as a xx from 2 years.
The post-closing details regarding the foreclosure and bankruptcy have not been found.
No damages were reported. xx:xx:xx	Not Applicable	Field: Current Legal Status Loan Value: Collections, < xx Days Tape Value: Collections |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $x.xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Reversed Loan Value: xx Tape Value: xxxx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	1: Acceptable					Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
48063966	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,114.48	02/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$898.09	3.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	794	Not Applicable	38.932%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2020 with the lender “MERS as nominee for xx.” in the amount of $xx and this was recorded on xx/XX/2020. No assignments have been found. However, the assignment should be with “xx”. The combined annual taxes for the year 2021 have been paid in the amount of $6114.48 on xx/XX/2021. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/XX/2022, the borrower is delinquent with the loan for 20 months and the next due date for the payment is xx/XX/2020. The last payment was received in the amount of $898.09 on xx/XX/2022 which was applied to the due date of xx/XX/2020. The current unpaid principal balance is $xx. The current P&I is $898.09 and interest rate is 3.500%.	xx:The current status of the loan is collections and the next due date for the payment is xx/XX/2020. The last payment was received in the amount of $898.09 on xx/XX/2022 which was applied to the due date of xx/XX/2020. The current unpaid principal balance is $xx. The current P&I is $898.09 and interest rate is 3.500%.
Currently, the borrower is working as a xx at “xx” since 38 months.
The loan has not been modified since origination.
As per the comment dated xx/XX/2020, the borrower’s income is impacted by COVID-19 and the borrower was on trial payment plan till xx/XX/2021. No further information is available.
As per the comment dated xx/XX/2021, the subject property is owner occupied.
There is no post-origination bankruptcy record.
No evidences have been found regarding the foreclosure proceedings on the subject property in the available servicing comments.
No comment pertaining to damage to the subject property has been observed. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| x.xxx% |----| x.xxxxx% Comment: As per Tape data, Post Close DTI is xx.xxx%. However Final Application documents reflects as xx.xxx%. Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $x.xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Amount of Secondary Lien(s): $x. Loan Amount: $xxxx. CLTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xxxx. CLTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxMMMMMMMMMMxxMMMMMMMxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxMMMMMMMxxMMMMMMMMMMxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-x Line xxx) Loan Value: $xxxxxx.xx Tape Value: $xxxxxx.xx Variance: $-x.xx Variance %: -x.xxxxx% Comment: Sale price is xxx,xxx.xx Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "TRID violation due to decrease in lender credit on closing disclosure dated 01/XX/20. Initial LE dated 12/XX/2019 reflects lender credit at $250.00, however, revised CD dated 01/XX/2020 reflects lender credit at $0.00. This is decrease of $250.00 for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan document."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
42997139	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,313.43	03/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$606.21	3.500%	360	xx	xx	VA	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	xx	xx	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	651	Not Applicable	40.217%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2020 with the lender “MERS as nominee for xx.” in the amount of $xx and this was recorded on xx/XX/2021. No assignment has been found. However, the subject lender is “xx”. No active liens or judgments have been found. The combined first installment taxes for the year 2021 have been paid in the amount of $1174.08 on xx/XX/2022 and the second installment is due in the amount of $1139.35 till xx/XX/2022. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for the payment is xx/XX/2022. The last payment was received in the amount of $606.21 on xx/XX/2022 which was applied to the due date of xx/XX/2022. The current unpaid principal balance is $xx. The current P&I is $606.21 and interest rate is 3.500%.	xx:The current status of the loan is performing and the next due date for the payment is xx/XX/2022. The last payment was received in the amount of $606.21 on xx/XX/2022 which was applied to the due date of xx/XX/2022. The current unpaid principal balance is $xx. The current P&I is $606.21 and interest rate is 3.500%.
The loan has not been modified since origination.
Currently, the borrower is working as a “xx” at “xx”.
There is no post-origination bankruptcy record.
No evidences have been found regarding the foreclosure proceedings on the subject property in the available servicing comments.
No comment pertaining to damage to the subject property has been observed.
No comments have been found stating that the borrower’s income has been affected by COVID-19. xx:xx:xx	Not Applicable	Field: Deferred Balance Amount Loan Value: Not Applicable Tape Value: $x.xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Post consummation CD dated 12/XX/2020 reflects refund in the amount of $50.00 by check #685096. However, copy of check is missing in the loan documents."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID violation due to decrease in lender credit on closing disclosure dated 11/XX/2020. Initial CD dated 11/XX/2020 reflects lender credit at $585.00, however, revised CD dated 11/XX/2020 reflects lender credit at $0.00. This is decrease of $585.00 for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan document."
																																																																																							* VA Disclosures (Lvl 3) "VA loan guaranty is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	No Result	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
16224043	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$287.05	02/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$401.91	3.875%	360	xx	xx	VA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	632	Not Applicable	26.441%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx/XX/2022 shows that the subject mortgage was originated on xx/XX/2020 in the amount of $xx which was recorded on xx/XX/2020 with MERS as nominee for xx.
Updated title not showing chain of assignment. Currently, the mortgage is with original lender MERS as nominee for xx.

There are no active judgments or liens found against the borrower/subject property.
Annual taxes have been paid in the amount of $287.05.
No delinquent taxes have been found for the prior years.	According to review of the payment history as of xx/XX/2022, the borrower is performing and the next due date for the regular payment is xx/XX/2022. The last payment was received on xx/XX/2022 total in the amount of PITI $558.62 which includes P&I $401.91 with the rate of interest 3.875%, which was applied for the due date of xx/XX/2022. The UPB reflected in the payment history tape is in the amount of $xx.	xx:According to review of the payment history as of xx/XX/2022, the borrower is performing and the next due date for the regular payment is xx/XX/2022. The last payment was received on xx/XX/2022 total in the amount of PITI $558.62 which includes P&I $401.91 with the rate of interest 3.875%, which was applied for the due date of xx/XX/2022. The UPB reflected in the payment history tape is in the amount of $xx.
According to 1003 final application the borrower was working with “xx” as an operator for 2.5 years.
No visible damages have been found regarding the subject property.
The occupancy of the subject property is unable to be determined.
No comments have been found stating the borrower’s income was impacted by Covid-19. xx:xx:xx	Not Applicable	Appraisal (Incomplete) Mortgage Insurance	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| x.xxx% |----| x.xxxxx% Comment: Updated per AUS/LP. Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value: Collections   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $x.xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xxx.xxx%   Tape Value: xxx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral Value used for underwriting: $xx. Amount of Secondary Lien(s): $x.xx. Loan Amount: $xx. LTV/CLTV = xxx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx.xxx%   Tape Value: xxx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral Value used for underwriting: $xx. Amount of Secondary Lien(s): $x.xx. Loan Amount: $xx. LTV/CLTV = xxx.xxx%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Updated as per Note. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Market Conditions Addendum is missing from the loan documents."
																																																																																							* MI, FHA or MIC missing and required (Lvl 3) "VA Guaranty certificate is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
1485132	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$7,677.67	$9,082.49	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,529.30	2.999%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	722	Not Applicable	7.775%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 with lender MERS As nominee for xx and recorded on xx/XX/2021 for the amount of $xx.
No chain of assignment has been found.
No active liens and judgments have been found.
County 2nd installment tax of 2021 has been delinquent in the amount of $7,677.67 on xx/XX/2022.	According to the payment history as of xx/XX/2022, the borrower is currently delinquent for 1 month with the loan. The last payment received on xx/XX/2021, the payment applied date was xx/XX/2021 and the next due date for payment is xx/XX/2022. The P&I is in the amount of $2,529.30 and PITI is in the amount of $3,413.78. The UPB reflected as per the payment history is in the amount of $xx.	xx:The loan is in collection. According to the payment history as of xx/XX/2022, the borrower is currently delinquent for 1 month with the loan. The last payment received on xx/XX/2021, the payment applied date was xx/XX/2021 and the next due date for payment is xx/XX/2022. The P&I is in the amount of $2,529.30 and PITI is in the amount of $3,413.78. The UPB reflected as per the payment history is in the amount of $xx.

As per the 1003, the borrower is xx at xx from last 7.4 years. The reason for default is unable to be determined. The subject property is occupied by the owner. No comments have been found for damage or repairs. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Deferred Balance Amount Loan Value: Not Applicable Tape Value: $x.xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxx   Tape Value: xxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xxxx Tape Value: xxxxx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan fails compliance ease delivery and timing test for initial closing disclosure dated 9/XX/2021. Document tracker is missing and 3 business days were added to get receipt date 09/XX/2021 which is more than 3 business days from the consummation date 9/XX/2021.

Initial loan estimate delivery date test failed due to initial LE dated 7/XX/2021. doc tracker is missing and 3 business days were add to get receipt date 7/XX/2021 which is more than 3 business days from the initial application date 7/XX/2021."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan Fails Qualified Mortgage Lending Policy Points and Fees Test due to Fees charged $xx Fees threshold $xx Over By +$2,523.56.

The below fees were included in the test:

Administration Fee paid by Borrower: $895.00
Mortgage Broker Fee (Indirect) $xx
Points - Loan Discount Fee paid by Borrower: $4,374.00
Tax Service Fee paid by Borrower: $74.00"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test and charges that in total cannot increase more than 10% tolerance test due to loan failed Initial LE estimate delivery and timing test. Initial LE dated 7/XX/2021 and doc tracker is missing 3 business days were add to get receipt date 7/XX/2021 which is more than 3 business days from initial application date 7/XX/2021."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan Fails GSE (Fannie Mae public guidelines) QM Points and Fees Test due to Fees charged $xx Fees threshold $xx Over By +$2,523.56

The below fees were included in the test:

Administration Fee paid by Borrower: $895.00
Mortgage Broker Fee (Indirect) $xx
Points - Loan Discount Fee paid by Borrower: $4,374.00
Tax Service Fee paid by Borrower: $74.00"
* Intent to Proceed Missing  (Lvl 3)     "The borrower's intent to proceed is missing in loan file."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
11090907	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,054.28	03/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$818.16	2.625%	360	xx	xx	VA	Fixed	Refinance	xx	xx	Streamline Refinance	Not Applicable	xx	xx	Unavailable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	816	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx/XX/2022 shows that the subject mortgage was originated on xx/XX/2020 and recorded on xx/XX/2020 for the amount $xx held by xx.

The chain of assignment is complete. The current assignment is with original lender “xx”.

No active judgments or liens have been found.

2nd half combined taxes of 2021 are due for xx/XX/2022 in the amount of $1,027.14.

No delinquent taxes have been found for the prior year.	Review of payment history as of xx/XX/2022 shows that the borrower is current with the loan. The next due date is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $818.16 with interest rate 2.625 % which was applied for the due date xx/XX/2022. The current UPB as of the date is $xx.	xx:The current status of the loan is performing.
Review of payment history as of xx/XX/2022 shows that the borrower is current with the loan. The next due date is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $818.16 with interest rate 2.625 % which was applied for the due date xx/XX/2022. The current UPB as of the date is $xx.
No foreclosure and bankruptcy evidence has been found.
According to the collection comments, the subject property is owner occupied. No damage or repairs have been found.
No employment details have been found in final 1003 doc. xx:xx:xx	Not Applicable	Hazard Insurance Missing or error on the Rate Lock	Field: Deferred Balance Amount Loan Value: Not Applicable Tape Value: $x.xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Change in Rate/Term Tape Value: No Cash-Out Variance: Variance %: Comment: Final application reflects purpose of refinance as Change in Rate/Term. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the Veterans Affairs IRRRL unpaid principal balance validation test due to this loan contains a value for one, but not both of the following fields. The loan is a VA interest rate reduction refinance loan (IRRRL), but the unpaid principal balance was not provided. The unpaid principal balance is necessary to correctly calculate the 1% loan origination fee threshold for VA IRRRL loans."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan failed compliance ease delivery and timing test for revised closing disclosure dated 11/XX/2020. Document tracker is missing and 3 business days were added to get receipt date 11/XX/2020 which is after the consummation date 11/XX/2020."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement is missing from the loan documents."
																																																																																							* Missing proof of hazard insurance (Lvl 3) "Hazard insurance policy is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	No Result	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
50272642	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,388.41	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$933.20	2.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	3 Family	xx	xx	Investor	Yes	Yes	No	701	Not Applicable	18.576%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 and recorded on xx/XX/2021 with the lender MERS as nominee for xx for the amount of $xx. The current assignment is with the original lender xx. No active liens and judgments have been found against the borrower and subject property. First, second, third and fourth installments of town taxes for the year of 2022 have been paid in the amount of $827.28 on xx/XX/2021, $827.28 on xx/XX/2021, $866.93 on xx/XX/2022 and due in the amount of $866.92 on xx/XX/2022. No prior year delinquent taxes have been found.	According to latest payment history as of xx/XX/2022, the borrower is currently delinquent for 11 months and the next due date is xx/XX/2021. The last payment was received date is unable to be determined. The unpaid principal balance is reflected in the amount of $xx. The current P&I is $933.20 and the interest rate is 2.875%.	xx:The loan is currently in the collection and the next due date is xx/XX/2021. The last payment was received date is unable to be determined. The unpaid principal balance is reflected in the amount of $xx. The current P&I is $933.20 and the interest rate is 2.875%. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The subject property occupancy is unable to be determined. As per the comment dated xx/XX/2022, the reason for default is curtailment of income. No comment pertaining to the damage on the subject property has been observed.
As per the final application, the borrower is working at xx for 210 months. xx:xx:xx	Not Applicable	Transmittal (1008)	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| -x.xxx% |----| -x.xxxxx% Comment: As per Tape data, Post Close DTI is xx.xxx%. However Final Application documents reflects as xx.xxx%. Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $x.xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Reversed Loan Value: xxxxxxxxxxx Tape Value: xxxxxxxxxxxxxxx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable		* Transmittal (1008) is Missing (Lvl 3) "Transmittal summary is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
28020225	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,309.71	02/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,394.05	4.000%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	760	Not Applicable	33.668%	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx/XX/2022 shows that the subject mortgage was originated on xx/XX/2020 in the amount of $xx which was recorded on xx/XX/2020 with MERS as nominee for xx.
Updated title not showing chain of assignment. Currently, the mortgage is with original lender MERS as nominee for xx.
There are no active judgments or liens found against the borrower/subject property.
Annual taxes have been paid in the amount of $5,309.71.
No delinquent taxes have been found for the prior years.	According to review of the payment history as of xx/XX/2022, the borrower is performing and the next due date for the regular payment is xx/XX/2022. The last payment was received on xx/XX/2020 total in the amount of PITI $1,763.88 which includes P&I $1,394.05 with the rate of interest 4.000%, which was applied for the due date of xx/XX/2022. The UPB reflected in the payment history tape is in the amount of $xx.	xx:According to review of the payment history as of xx/XX/2022, the borrower is performing and the next due date for the regular payment is xx/XX/2022. The last payment was received on xx/XX/2020 total in the amount of PITI $1,763.88 which includes P&I $1,394.05 with the rate of interest 4.000%, which was applied for the due date of xx/XX/2022. The UPB reflected in the payment history tape is in the amount of $xx.
Currently, the borrower is working at xx as a xx from 120 months.
No visible damages have been found regarding the subject property.
The occupancy of the subject property is unable to be determined.
As per comment dated xx/XX/2020, borrower’s income is impacted by covid-19. No further details have been found. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| -x.xxx% |----| -x.xxxxx% Comment: Final application reflects borrower DTI ratio percent as xx.xxx%. Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $xxxxx.xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Not Applicable   Tape Value: x/XX/xxxx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xxx   Tape Value: xxx   Variance: xx   Variance %: x.xxxxx%   Comment: Original note reflects loan original maturity term months as xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xMMMMMxMxxMMxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxMMxxMxMMMMMx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Note signed on xx/XX/xxxx reflects the property address as xxx East xxth Place.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Limited Cash Out (GSE definition)   Tape Value: No Cash-Out   Variance:    Variance %:    Comment: Final application reflects purpose of refinance per application as limited cash out.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx Variance: -xx (Days) Variance %: Comment: Original note reflects stated maturity date as x/XX/xxxx. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan fails Qualified Mortgage Lending Policy points and fees test due to Fees charged $9,085.00 exceeds fees threshold of $8,455.99 over by +$629.01.
The below fees were included in the test:
Loan Origination Fee paid by Borrower: $6,470.00
Points - Loan Discount Fee paid by Borrower: $730.00
Processing Fee paid by Borrower: $895.00
Underwriting Fee paid by Borrower: $990.00"
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to Fees charged $9,085.00 exceeds fees threshold of $8,455.99 over by +$629.01.
The below fees were included in the test:
Loan Origination Fee paid by Borrower: $6,470.00
Points - Loan Discount Fee paid by Borrower: $730.00
Processing Fee paid by Borrower: $895.00
Underwriting Fee paid by Borrower: $990.00"
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Settlement date is different from note date (Lvl 2) "Final CD reflects closing date as 01/XX/2020. Notary's signature date on the Deed of Trust is xx/XX/2020. Note date is xx/XX/2020."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
31499086	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,193.87	Unavailable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,016.21	3.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	773	765	45.822%	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 with lender MERS As nominee for xx and recorded on xx/XX/2021 for the amount of $xx.
No chain of assignment has been found.
No active liens and judgments have been found.
County 2nd installment tax of 2021/2022 supplemental has been due in the amount of $681.69 on xx/XX/2022.
County 2nd installment tax of 2021/2022 has been due in the amount of $5212.18 on xx/XX/2022.
Utilities 2nd installment tax of 2020/2021 supplemental has been delinquent in the amount of $55.94 on xx/XX/2022.	According to the payment history as of xx/XX/2022, the borrower is currently delinquent for 8 months with the loan. The last payment received date is unavailable, the next due date for payment is xx/XX/2021. The P&I is in the amount of $2,016.21 and PITI is in the amount of $2,094.79. The UPB reflected as per the payment history is in the amount of $xx.	xx:The loan is in foreclosure. According to the payment history as of xx/XX/2022, the borrower is currently delinquent for 8 months with the loan. The last payment received date is unavailable, the next due date for payment is xx/XX/2021. The P&I is in the amount of $2,016.21 and PITI is in the amount of $2,094.79. The UPB reflected as per the payment history is in the amount of $xx.
As per the final 1003 the borrower is working with xx. as a xx from last 1 year.
As per the comment dated xx/XX/2022, the reason for default is curtailment of income. The covid-19 attestation is located at xx. The subject property is owner occupied. No comments have been found for damage or repairs. As per the comment dated xx/XX/2022, the foreclosure file was referred to an attorney on xx/XX/2022. No further details have been found. xx:As per the comment dated xx/XX/2022, the foreclosure file was referred to an attorney on xx/XX/2022. No further details have been found. xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| -x.xxx% |----| -x.xxxxx% Comment: Updated as per document. Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Foreclosure   Tape Value: Collections, >= xxx Days   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $x.xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxx   Tape Value: xxxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xxxxxxxx Tape Value: xxxxxxxxxx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "Compliance TRID tolerance test is incomplete due to initial CD is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement is missing from the loan documents."
																																																																																							* Settlement date is different from note date (Lvl 3) "Final CD reflects closing date as 4/XX/2021. Notary's signature date on the Deed of Trust is 4/XX/2021. Note date is 4/XX/2021."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 46.086% as the borrower’s income is $xx and total expenses are in the amount of $7,825.43 and the loan was underwritten by DU (xx) and its recommendation is Approve/Eligible with a DTI of 46.00%."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
764768	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$822.74	03/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$757.59	4.250%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	713	Not Applicable	35.018%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2019 and recorded on xx/XX/2019, in the amount of $xx with MERS as nominee for xx.

The chain of assignment has been completed. Currently, the assignment is with xx.

There are 4 prior judgments against the borrower in favor of xx and xx recorded on different dates in the total amount of $xx.

There is a credit card judgment against the borrower in favor of xx recorded on xx/XX/2021 in the amount of $3,641.11.

1st county taxes of 2021 have been paid in the amount of $411.37 on xx/XX/2021.

2nd county taxes of 2021 have been due in the amount of $411.37.

No prior year delinquent taxes have been found.	According to payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $903.81 which was applied for due date xx/XX/2022. The current P&I is in the amount of $757.59 and current PITI is in the amount of $903.81 with an interest rate of 4.250%. The current UPB reflected as per the payment history is in the amount of $xx.	xx:According to servicing comments, the current status of the loan is performing.

According to payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $903.81 which was applied for due date xx/XX/2022. The current P&I is in the amount of $757.59 and current PITI is in the amount of $903.81 with an interest rate of 4.250%. The current UPB reflected as per the payment history is in the amount of $xx.

As per final application, the borrower xx is xx for 5.8 years.

No comment pertaining to the damage on the subject property has been observed.

As per comment dated xx/XX/2021, the borrower’s income is impacted by covid-19.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found. xx:xx:xx	Not Applicable	Field: Borrower #x Middle Name Loan Value: xx Tape Value: xx |---| |----| Comment: Borrower middle name is xx. Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $xxxx.xx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: No.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Not Applicable   Tape Value: xx/XX/xxxx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx.CLTV = xx.xxx%   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx.LTV = xx.xxx%   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxMxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxMxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
																																																																																				Field: Purpose of Refinance Per Application Loan Value: Change in Rate/Term Tape Value: No Cash-Out Variance: Variance %: Comment: Purpose of refinance per xxxx is change in rate and term. Tape Source: Initial Tape Type:	3: Curable		* Settlement date is different from note date (Lvl 3) "Final CD reflects closing date as 08/XX/2019. Notary's signature date on the Mortgage is 8/XX/2019. Note date is 8/XX/2019."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
41241526	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,545.15	02/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$681.84	3.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	18.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	729	Not Applicable	44.407%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2022 in the favor of MERS as nominee for xx in the loan amount of xx and which was recorded on xx/XX/2022.
There is no chain of assignment as the subject mortgage is with the original lender MERS as nominee for xx.
There is a junior mortgage in the amount of $9922 which was recorded on xx/XX/2022 in the favor of xx.

No active judgments or liens have been found.
1st and 2nd installment county taxes for 2021 have been paid in the amount of $1545.15.
No prior year delinquent taxes have been found.	According to a review of the payment history as of xx/XX/2022, the borrower is currently performing and the next due date is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $950.15 which was applied for xx/XX/2022. The UPB is in the amount of $xx. The current P&I is $681.84 and PITI is $950.15.	xx:The loan is performing and the next due date is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of is $950.15 which was applied for xx/XX/2022. No records for bankruptcy and foreclosure have been found. The RFD is unable to be determined. No repairs and damages have been found. No comments have been fund stating the borrower’s income was impacted by covid. The borrower xx has been working at xx as a xx for 4 months xx:xx:xx	Not Applicable	Missing Dicsloures Missing or error on the Rate Lock	Field: Borrower x Current Employer x Contact Name Loan Value: xx Tape Value: xx |---| |----| Comment: The borrower xx has been working at xx as a xx for x months Tape Source: Initial Tape Type:
Field: Number of Months Collection Comments Received   Loan Value: x   Tape Value: x   Variance: x   Variance %:    Comment: The borrower xx has been working at xx as a xx for x months   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent Loan Value: xx.xxx% Tape Value: xxx.xxx% Variance: -x.xxx% Variance %: -x.xxxxx% Comment: Tape Source: Initial Tape Type:	3: Curable	* Intent to Proceed Missing (Lvl 3) "The borrower's Intent to proceed is missing in loan file."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows proof of appraisal document delivery was missing in the loan documents. Borrower was not sent a copy of the appraisal prior to closing."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Missing Required Disclosures (Lvl 3) "Settlement Services Provider List is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.407% as the borrower’s income is $3,466.00 and total expenses are in the amount of $1,539.15 and the loan was underwritten by DU (xx) and its recommendation is “Approve/Eligible” with a DTI of 44.41%."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
31466126	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,062.65	03/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$797.77	3.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Secondary	Yes	Yes	No	790	Not Applicable	42.795%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 with lender MERS as nominee for xx and recorded on xx/XX/2021 for the amount of $xx.
There are no active liens and judgments against the borrower.
Annual county taxes for the year 2021 have been paid for the amount of $4062.65. No prior year tax delinquency has been found.	According to the payment history as of 03/XX/202, the borrower is regular with the payment and the next due date is xx/XX/2022. The last payment was received on xx/XX/2022 for the amount of $1298.08xx. The monthly P&I is in the amount of $797.77 with an interest rate of 3.500%. The current UPB is reflected in PH for the amount of $xx.	xx:The current status of the loan is performing. According to the payment history as of 03/XX/202, the borrower is regular with the payment and the next due date is xx/XX/2022. The last payment was received on xx/XX/2022 for the amount of $1298.08xx. The monthly P&I is in the amount of $797.77 with an interest rate of 3.500%. The current UPB is reflected in PH for the amount of $xx.
No comments have been found regarding the foreclosure and bankruptcy. The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. Also, no comments have been found regarding the income impacted due to covid-19. The borrower is working as xx in xx for 10 years. xx:xx:xx	Not Applicable	Field: Age of Loan Loan Value: x Tape Value: x |---| -x |----| -xx.xxxxx% Comment: NA Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -xx.xxx%   Variance %: -xx.xxxxx%   Comment: NA   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: x.xxx%   Tape Value: xx.xxx%   Variance: -xx.xxx%   Variance %: -xx.xxxxx%   Comment: NA   Tape Source: Initial   Tape Type:
																																																																																				Field: Original Note Doc Date Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx Variance: -x (Days) Variance %: Comment: NA Tape Source: Initial Tape Type:	3: Curable		* The final 1008 is missing (Lvl 3) "Final transmittal summary is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approve/eligible at 42.79%. Tape shows missing 2 yrs tax returns for SE BWR and DTI may rise to 79%. Unable to rely on docs in file and unable to calc ATR."		Minimal	Not Covered	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
45018009	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$6,800.84	04/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,071.98	4.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	698	657	46.413%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2018 and recorded on xx/XX/2018, in the amount of $xx with MERS as nominee for xx.

There is no chain of assignment. Currently, the subject loan is with original lender xx.

There is an ECB lien against the subject property in favor of xx Board recorded on xx/XX/2017 in the amount of $409.48.

1st, 2nd, 3rd and 4th combined taxes of 2022 have been paid in the total amount of $5,652.32.

Annual utilities charges of 2022 have been delinquent in the total amount of $1,148.52 and the good through date is xx/XX/2022.	According to payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $2,657.03 which was applied for due date xx/XX/2022. The current P&I is in the amount of $2,071.98 and current PITI is in the amount of $2,657.03 with an interest rate of 4.625%. The current UPB reflected as per the payment history is in the amount of $xx.	xx:According to servicing comments, the current status of the loan is performing.

According to payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $2,657.03 which was applied for due date xx/XX/2022. The current P&I is in the amount of $2,071.98 and current PITI is in the amount of $2,657.03 with an interest rate of 4.625%. The current UPB reflected as per the payment history is in the amount of $xx.

No comment pertaining to the damage on the subject property has been observed.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found. xx:xx:xx	Not Applicable	Hazard Insurance Missing DU/GUS/AUS Missing Initial Closing Disclosure Missing or error on the Rate Lock Transmittal (1008)	Field: Age of Loan Loan Value: xx Tape Value: xx |---| -x |----| -x.xxxxx% Comment: Age of loan is xx. Tape Source: Initial Tape Type:
Field: Borrower #x Middle Name Loan Value: Not Applicable Tape Value: Mahamood Variance: Variance %: Comment: Not applicable. Tape Source: Initial Tape Type:	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 46.41%, the borrower’s and co-borrower’s income is $6,033.50 and total expenses are in the amount of $2,800.35. AUS report is missing from the loan documents."	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "TRID tolerance test is incomplete due to missing of initial closing disclosure from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows loan is non-salable but details pertaining to non-salability of the loan is not available. Mortgage has clean history and current FICO score is 644."
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "AUS-DU/LP report is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial closing disclosure is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 3)     "Hazard insurance is missing from the loan documents."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Transmittal summary is missing from the loan documents."			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
7575199	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,476.73	03/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,377.31	3.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	767	Not Applicable	24.679%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 with lender MERS as nominee for xx and recorded on xx/XX/2021 for the amount of $xx.
There are no active liens and judgments against the borrower.
County taxes for the year 2021-2022 have been paid for the amount of $4476.73. No prior year tax delinquency has been found.	According to the payment history as of xx/XX/2022, the borrower is regular with the payment and the next due date is xx/XX/2022.The last payment was received on xx/XX/2022 for the amount of $2982.77xx. The monthly P&I is in the amount of $1474.56 with an interest rate of 3.250%. The current UPB is reflected in PH for the amount of $xx.	xx:The current status of the loan is performing. According to the payment history as of xx/XX/2022, the borrower is regular with the payment and the next due date is xx/XX/2022.The last payment was received on xx/XX/2022 for the amount of $2982.77xx. The monthly P&I is in the amount of $1474.56 with an interest rate of 3.250%. The current UPB is reflected in PH for the amount of $xx.
No comments have been found regarding the foreclosure and bankruptcy. The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. Also, no comments have been found regarding the income impacted due to covid-19. The borrower is working as xx in xx Inc for 3 years. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: x Tape Value: x |---| -x |----| -xx.xxxxx% Comment: NA Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: update as per xxxx.   Tape Source: Initial   Tape Type:
																																																																																				Field: Housing Ratio per U/W (Initial Rate) Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: x.xxx% Variance %: x.xxxxx% Comment: update as per xxxx. Tape Source: Initial Tape Type:	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock provided expired on 10/XX/2021 and the loan closed on 11/XX/2021. No lock extension found."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 25%. Tape shows unable to reverify employer and income. Further details not provided. Unable to rely on docs in file and unable to calc ATR."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
39853312	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	$80.13	$3,464.42	04/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$2,050.21	$2,821.99	6.500%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	688	694	30.083%	First	Commitment	Not Applicable	Not Applicable	09/XX/2014	$375,226.66	$13,031.05	2.000%	$1,597.54	10/XX/2014	Financial Hardship	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2008 and recorded on xx/XX/2008, in the amount of $xx with MERS as nominee for xx.

There is no chain of assignment. Currently, the subject loan is with original lender xx.

There are 3 real estate liens on the subject property in favor of xx of xx recorded on xx/XX/2011, xx/XX/2012 and xx/XX/2013. However, the amount of lien is not mentioned in the supportive document.

1st and 2nd county taxes of 2020 have been paid in the total amount of $6,298.94.

1st county taxes of 2021 have been paid in the amount of $3,464.42.

2nd county taxes of 2009 have been delinquent in the amount of $80.13 and the good through date is xx/XX/2022.	According to payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $2,516.01 which was applied for due date xx/XX/2022. The current P&I is in the amount of $1,856.45 and current PITI is in the amount of $2,516.01 with an interest rate of 6.500%. The current UPB reflected as per the payment history is in the amount of $xx.	xx:According to servicing comments, the current status of the loan is performing.

According to payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $2,516.01 which was applied for due date xx/XX/2022. The current P&I is in the amount of $1,856.45 and current PITI is in the amount of $2,516.01 with an interest rate of 6.500%. The current UPB reflected as per the payment history is in the amount of $xx.

The latest property inspection report is not available in the loan file to determine current property condition.

The modification agreement was made between lender and borrower on xx/XX/2014. As per the modified term, the new principal balance is $xx. The borrower promises to pay $1,597.54 monthly with a modified interest rate of 2.000% beginning from xx/XX/2014 with a maturity date of xx/XX/2038. The modification does not have a balloon provision. The loan was modified once since origination. The modification is taken further into 3 steps.

As per comment dated xx/XX/2020, the borrower’s income is impacted by covid-19.

No comment pertaining to the damage on the subject property has been observed.

No foreclosure activity has been found.

No post close bankruptcy record has been found. xx:xx:xx	The modification agreement was made between lender and borrower on xx/XX/2014. As per the modified term, the new principal balance is $xx. The borrower promises to pay $1,597.54 monthly with a modified interest rate of 2.000% beginning from 10/XX/2014 with a maturity date of 6/XX/2038. The modification does not have a balloon provision. The loan was modified once since origination. The modification is taken further into 3 steps.	Affiliated Business Disclosure HUD-1 Closing Statement Missing Required State Disclosures	Field: Age of Loan Loan Value: xxx Tape Value: xxx |---| -x |----| -x.xxxxx% Comment: Age of loan is xxx. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Borrower DTI ratio is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Borrower last name is xx   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Housing ratio per U/W is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Loan amortization type is step.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -x (Days)   Variance %:    Comment: Original note date is x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xx (Days)   Variance %:    Comment: Stated maturity date is x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: xxx Tape Value: xxx Variance: x Variance %: x.xxxxx% Comment: Stated remaining terms are xxx. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The loan was originated on 02/XX/2008. As per HUD-1 located at “xx” the date of settlement and disbursement is 02/XX/2007. However, the signed date was 02/XX/2008."	* Missing Required State Disclosures (Lvl 2) "The subject property is located in Illinois. The following required state disclosures are missing from the loan file.
1. IL Collateral Protection Insurance Notice
2. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
18699465	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,949.84	03/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,520.99	5.500%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	760	753	36.471%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2018 with lender MERS as nominee for xx, and recorded on xx/XX/2018 for the amount of $xx.
There are no active liens and judgments against the borrower.
County taxes for the year 2021 were due on xx/XX/2022 for the amount of $8949.84. No prior year tax delinquency has been found.	According to the payment history as of xx/XX/2022, the borrower is regular with the payment and the next due date is xx/XX/2022. The last payment was received on xx/XX/2022 for the amount of $3407.40xx. The monthly P&I is in the amount of $2520.99 with an interest rate of 5.500%. The current UPB is reflected in PH for the amount of $xx.	xx:The current status of the loan is performing. According to the payment history as of xx/XX/2022, the borrower is regular with the payment and the next due date is xx/XX/2022. The last payment was received on xx/XX/2022 for the amount of $3407.40xx. The monthly P&I is in the amount of $2520.99 with an interest rate of 5.500%. The current UPB is reflected in PH for the amount of $xx.
No comments have been found regarding the foreclosure and bankruptcy. The subject property is owner occupied and is in average condition. No comments have been found regarding the property damage or repair. As per the servicing comment dated xx/XX/2021, the borrower's income has been impacted due to covid-19. The borrower is working as xx in xx for 4 years. xx:xx:xx	Not Applicable	Hazard Insurance	Field: Age of Loan Loan Value: xx Tape Value: xx |---| -x |----| -x.xxxxx% Comment: NA Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -xx.xxx%   Variance %: -xx.xxxxx%   Comment: NA   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -x (Days)   Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: NA   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: No Cash-Out   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
																																																																																				Field: Sales Price (HUD-x Line xxx) Loan Value: Not Applicable Tape Value: $xxxxxx.xx Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Subject is NOO. Tape shows loan was repurchased due to unable to use rental income. Borrower entered into a FB agreement (Arrearage $xx) and is behind several mortgage payment."	* Missing proof of hazard insurance (Lvl 2) "Hazard insurance is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
37495057	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,619.07	02/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,185.36	2.500%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	723	781	45.385%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 and recorded on xx/XX/2021, in the amount of $xx with MERS as nominee for xx.

There is no chain of assignment. Currently, the subject loan is with original lender xx.

There are multiple prior judgments against the borrower and subject property in favor of different plaintiffs recorded on different dates.

There are multiple prior IRS and state tax liens against the borrower in favor of different plaintiffs recorded on different dates.

There are 2 judgments against the subject property in favor of xx and xx. recorded on xx/XX/2021 and xx/XX/2021. However, the amount of lien is not mentioned in the supportive document.

1st county taxes of 2021/2022 have been paid in the amount of $2,309.54 on xx/XX/2021.

2nd county taxes of 2021/2022 have been due in the amount of $2,309.53.

No prior year delinquent taxes have been found.	According to payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $1,657.89 which was applied for due date xx/XX/2022. The current P&I is in the amount of $1,185.36 and current PITI is in the amount of $1,657.89 with an interest rate of 2.500%. The current UPB reflected as per the payment history is in the amount of $xx.	xx:According to servicing comments, the current status of the loan is performing.

According to payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $1,657.89 which was applied for due date xx/XX/2022. The current P&I is in the amount of $1,185.36 and current PITI is in the amount of $1,657.89 with an interest rate of 2.500%. The current UPB reflected as per the payment history is in the amount of $xx.

As per final application, the borrower xx is working at xx for 9 months.

No comment pertaining to the damage on the subject property has been observed.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found. xx:xx:xx	Not Applicable	Field: Age of Loan Loan Value: xx Tape Value: xx |---| -x |----| -xx.xxxxx% Comment: NA. Tape Source: Initial Tape Type:
Field: Original Note Doc Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -x (Days)   Variance %:    Comment: Updated as per original note.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-x Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: Updated as per final closing disclosure. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "TRID violation due to decrease in lender credit on post closing disclosure dated 04/XX/2021. Initial closing disclosure dated 03/XX/2021 reflects appraisal fee which is paid by lender at $325.00. However, post closing disclosure dated 04/XX/2021 does not reflects appraisal fee which is paid by lender. this is decrease of +$275.00 for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 45.35%. Tape shows SE BWR missing 2 yrs tax returns in order to qualify. Unable to rely on documents in file and unable to calculate ATR."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.38%, the borrower’s and co-borrower’s income is $3,734.47 and total expenses are in the amount of $1,694.89 and the loan was underwritten by LP (xx) and its recommendation is accept/eligible for a DTI of 45.38%."		Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
67347796	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,456.52	04/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$601.27	2.750%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	651	Not Applicable	45.267%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 and recorded on xx/XX/2021, in the amount of $xx with MERS as nominee for xx.

There is no chain of assignment. Currently, the subject loan is with original lender xx, as it should be with xx.

No active judgments or liens have been found.

1st and 2nd county taxes of 2020 have been paid in the total amount of $5,456.52.

No prior year delinquent taxes have been found.	According to payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $1,128.31 which was applied for due date xx/XX/2022. The current P&I is in the amount of $601.27 and current PITI is in the amount of $1,128.31 with an interest rate of 2.750%. The current UPB reflected as per the payment history is in the amount of $xx.	xx:According to servicing comments, the current status of the loan is performing.

According to payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $1,128.31 which was applied for due date xx/XX/2022. The current P&I is in the amount of $601.27 and current PITI is in the amount of $1,128.31 with an interest rate of 2.750%. The current UPB reflected as per the payment history is in the amount of $xx.

As per final application, the borrower xx is working at xx as xx for 10.4 years.
No comment pertaining to the damage on the subject property has been observed.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found. xx:xx:xx	Not Applicable	Initial 1003_Application Missing or error on the Rate Lock Mortgage Insurance	Field: Age of Loan Loan Value: xx Tape Value: xx |---| -x |----| -x.xxxxx% Comment: Note reflects age of loan is xx. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Amount of Secondary Lien(s): $x. Loan Amount: $xx. LTV/ CLTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: x.xxx% Variance %: x.xxxxx% Comment: Collateral Value used for Underwriting: $xx. Amount of Secondary Lien(s): $x. Loan Amount: $xx. LTV/ CLTV = xx.xxx%. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 01/XX/2021 does not reflect Condo Questionnaire. However, CD dated 07/XX/2021 reflects Condo Questionnaire at $200.00. This is an increase in fee of $200.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows loan was repurchased and unable to obtain FHA insurance. At present borrower's FICO is 620."
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage insurance certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 3)     "Initial application signed by the loan originator is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Final Application Incomplete (Lvl 2) "Final application hand dated by borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.27% as the borrower’s income is $4,844.89 and total expenses are in the amount of $2,193.15 and the loan was underwritten by AUS/DU(xx) and its recommendation is “Approve/Eligible” with 45.27%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
986319	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$3,634.31	03/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,037.23	2.875%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	765	748	46.298%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 with lender MERS as nominee for xx, and recorded on xx/XX/2021 for the amount of $xx.
There is prior mortgage originated on xx/XX/2020 with lender xx and recorded on xx/XX/2020 for the amount of $xx.
There are no active liens and judgments against the borrower.
Annual county taxes for the year 2021 have been paid for the amount of $3634.31. No prior year tax delinquency has been found.	According to the payment history as of xx/XX/2022, the borrower is regular with the payment and the next due date is xx/XX/2022.The last payment was received on xx/XX/2022 for the amount of $1075.23xx. The monthly P&I is in the amount of $1037.23 with an interest rate of 2.875%. The current UPB is reflected in PH for the amount of $xx.	xx:The current status of the loan is performing. According to the payment history as of xx/XX/2022, the borrower is regular with the payment and the next due date is xx/XX/2022.The last payment was received on xx/XX/2022 for the amount of $1075.23xx. The monthly P&I is in the amount of $1037.23 with an interest rate of 2.875%. The current UPB is reflected in PH for the amount of $xx.
No comments have been found regarding the foreclosure and bankruptcy. The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. The borrower is working as xx & xx for 1 month. xx:xx:xx	Not Applicable	Affiliated Business Disclosure Missing Initial Closing Disclosure	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Purpose of Transaction per HUD-x Loan Value: Refinance Tape Value: Cash Out Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan fails Qualified Mortgage Lending Policy Points and Fees Test due to Fees charged $3,620.37 Exceeds Fees threshold of $3,388.49 Over By +$231.88
The below fees were included in the test:
Mortgage Broker Fee (Indirect) $6,875.00
Points - Loan Discount Fee paid by Borrower: $2,512.50"
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3)     "TRID tolerance test is incomplete due to Initial CD is missing from loan documents."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial closing disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "A copy of affiliated business disclosure is missing from the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Tape shows BWR misrepresentation as was not employed at closing. Unable to determine DTI and this is considered misrepresentation."
* GSE Points and Fees Test Violations (Lvl 2)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to Fees charged $9,387.50 Exceeds Fees threshold of $7,400.63 Over By +$1,986.87
The below fees were included in the test:
Mortgage Broker Fee (Indirect) $6,875.00
Points - Loan Discount Fee paid by Borrower: $2,512.50"
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 47.175% as the borrower’s income is $4,333.33 and total expenses are in the amount of $2,044.23 and the loan was underwritten by AUS/DU (xx) and its recommendation is “Approve/Eligible” with 47.17%."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
79633818	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$758.00	12/XX/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,270.81	12.090%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	04/XX/2010	$121,269.69	$4,151.22	4.180%	$591.00	05/XX/2010	Financial Hardship	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2006 with the lender xx. for the amount of $xx which was recorded on xx/XX/2006.
Chain of assignment has been completed. Last assignment is with the “xx”.
No active liens and judgments have been found.
Combined annual taxes for the year of 2021 have been paid in the amount of $758.00.
No prior year delinquent taxes have been found.	According to the updated title report dated xx/XX/2022, the borrower is delinquent for 13 months and the next due date is xx/XX/2020. Last payment was received on xx/XX/2020 in the amount of $713.32. Current P&I is $591.00 and the interest rate of 4.180%. The new UPB is reflected in the amount of $xx.	xx:The loan is in the collection.
According to the updated title report dated xx/XX/2022, the borrower is delinquent for 13 months and the next due date is xx/XX/2020. Last payment was received on xx/XX/2020 in the amount of $713.32. Current P&I is $591.00 and the interest rate of 4.180%. The new UPB is reflected in the amount of $xx.
As per the comment dated xx/XX/2020, the borrower is disputing for payment.
As per the comment dated xx/XX/2021, the borrower’s income was impacted by covid-19.
No foreclosure activity has been found.
No bankruptcy details have been found.
The subject property is owner occupied. No damage and repairs have been found. xx:xx:xx	The loan adjustment of term agreement was on 4/XX/2010 with the new modified unpaid principal balance is $xx. The interest rate is 4.18% and the modified P&I is $591.00. The first modified payment due date was 5/XX/2010 and the maturity date will be 5/XX/2040.	Credit Report	Field: Borrower Last Name Loan Value: xx Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Collections, >= xxx Days   Tape Value: Collections   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: $xxxx.xx   Tape Value: $xxxx.xx   Variance: $-xx.xx   Variance %: -x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: xxx/xxx   Tape Value: xx/xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: $xxxxxx.xx   Tape Value: $xxxxxx.xx   Variance: $x.xx   Variance %: x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: xx.xxxxx%   Tape Value: xx.xxxxx%   Variance: -x.xxxxx%   Variance %: -x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Purpose of Refinance Per Application Loan Value: Debt consolidation Tape Value: Cash Out - Other Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Missing credit report (Lvl 2) "Credit report is missing in loan file." * ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by borrowers."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
50537135	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.07	$1,104.64	08/XX/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$432.19	10.620%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	12/XX/2021	$45,432.73	Not Applicable	2.875%	$159.39	12/XX/2021	Financial Hardship	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2004 and recorded on xx/XX/2004 with the lender xx for the amount of $xx.
The chain of assignment has been completed. Currently, the assignment is from xx, its successor and assignee which was recorded on xx/XX/2016.
There is civil judgment against the borrower in the favor of State of xx for the amount of $750.00 recorded on xx/XX/2013.
County annual taxes for the year of 2021 have been paid in the amount of $1,104.64 on xx/XX/2021.
County annual taxes for the year of 2003-2007 have been partial paid amount of $6,092.56 on xx/XX/2009.
County annual taxes for the year of 2003-2007 are delinquent in the amount of $0.07 on xx/XX/2007 till good through dated xx/XX/2022.	According to latest payment history as of xx/XX/2022, the borrower is currently delinquent for 13 months and the next due date is xx/XX/2021. The last payment was received on xx/XX/2020 in the amount of $499.43 which was applied for the due date xx/XX/2020. The unpaid principal balance is reflected in the amount of $xx. The current P&I is $395.80 and the interest rate is 9.620%.	xx:The loan is currently in the collection and the next due date is xx/XX/2021. The last payment was received on xx/XX/2020 in the amount of $499.43 which was applied for the due date xx/XX/2020. The unpaid principal balance is reflected in the amount of $xx. The current P&I is $395.80 and the interest rate is 9.620%. The loan has been modified on xx/XX/2021. As per the comment dated xx/XX/2022, the mod payments were not implemented. The foreclosure was not initiated. The borrower did not file bankruptcy. As per the comment dated xx/XX/2020, the borrower was impacted by covid-19 pandemic. FB plans ran and were extended several times from xx/XX/2020 or last fb plan was provided on xx/XX/2022. As per the comment dated xx/XX/2021, the reason for default is curtailment of income. As per the comment dated xx/XX/2021, the subject property is owner occupied. As per the comment dated xx/XX/2021, the subject property is located in natural disaster. No comment pertaining to the damage on the subject property has been observed. xx:xx:xx	The modification agreement was made on xx/XX/2021 between the borrowers “xx” and lender “xx”. As per the modified terms, the new principal balance is $xx. The borrower has promised to pay the amount of $159.39 with the interest rate of 2.875% beginning on 12/XX/2021 till maturity date of 11/XX/2061.	Affiliated Business Disclosure Credit Application Credit Report Good Faith Estimate Initial Escrow Acct Disclosure Missing Required State Disclosures	Field: Borrower #x Middle Name Loan Value: Not Applicable Tape Value: BUCHANAN |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Collections, >= xxx Days   Tape Value: Collections   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $xxxx.xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: $xx   Tape Value: $xx   Variance: $-x.xx   Variance %: -x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxmxmmmmmxmmmmmxxxxxxxxx   Tape Value: xxxCxxxCxCCxxxxxxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxmmmmmxmmmmmxmxx   Tape Value: xxxxxxxxxxxxxCCxCxxxCxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-x   Loan Value: Refinance   Tape Value: Cash Out   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xxxxx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Trial Modification Agreement in file? Loan Value: Yes Tape Value: No Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 Application is missing from the loan documents."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan has failed TILA Finance Charge Test and TILA Foreclosure Rescission Finance Charge Test.

The disclosed finance charge is $xx and allowed is $xx however it is undercharge by $105.41."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final Good Faith Estimate is missing from loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing from the loan document."
* Missing credit report (Lvl 2)     "Credit report is missing in loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the Georgia State. The following state disclosures are missing in the loan file;
1. Waiver of Borrowers Rights and Closing Attorney Affidavit (not required by law but provided as a matter of custom)
2. Disclosure of Additional Fees."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan documents."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
29953787	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,630.72	06/XX/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$617.14	10.620%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	04/XX/2019	$64,432.28	Not Applicable	8.044%	$462.84	03/XX/2022	Financial Hardship	The review of the updated title report dated xx/XX/2022 shows that the subject mortgage was originated on xx/XX/2004 and was recorded on xx/XX/2004 in the amount of $xx in favor of xx.
The chain of assignments has been completed. The mortgage is currently assigned to xx, which was recorded on xx/XX/2016.
There is an active junior mortgage against the subject property in the favor of xx in the amount of $xx originated on xx/XX/2006 which was recorded on xx/XX/2006 with the instrument | Book/Page # xx.
No active judgments or liens were found.
The combined annual tax for the year 2022 has been paid in the amount of $393.04 on xx/XX/2022.
The annual school tax for the year 2022 has been paid in the amount of $1,205.07 on xx/XX/2021.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/XX/2022, the borrower is delinquent with the loan for 16 months and the next due date for the regular payment was xx/XX/2020. The last payment was received on xx/XX/2021 in the amount of $661.60 which was applied for the due date of xx/XX/2020. The monthly P&I is in the amount of $462.84 with an interest rate of 8.040%. The current UPB is reflected in the payment history for the amount of $xx.	xx:The current status of the loan is in collection. According to the payment history as of xx/XX/2022, the borrower is delinquent with the loan for 16 months and the next due date for the regular payment was xx/XX/2020. The last payment was received on xx/XX/2021 in the amount of $627.18 xx which was applied for the due date of xx/XX/2020. The monthly P&I is in the amount of $428.42 with an interest rate of 8.040%. The current UPB is reflected in the payment history for the amount of $xx.
As per the servicing comment dated xx/XX/2021, the reason for default is unemployment due to COVID-19.The borrower’s willingness and ability to pay is poor. No visible damage has been found regarding the subject property. As per servicing comment dated xx/XX/2022, the property occupancy stated as owner-occupied. No evidence has been found regarding the current/prior foreclosure proceedings. xx:xx:According to the PACER, the borrower xx had filed bankruptcy under chapter-7 with case # xx on xx/XX/2019. The bankruptcy has been discharged on xx/XX/2019 and also terminated on xx/XX/2019. The date of the last bankruptcy filing was xx/XX/2019. No more evidences are available regarding current bankruptcy status.	The modification was made between the borrower "xx” and lender xx on 4/XX/2019. The new principal balance is $xx. The Borrower promises to pay the P&I in the amount of $462.84 with an interest rate of 8.044%, beginning from 4/XX/2019 to till the maturity date of 12/XX/2052. There is no deferred amount.	Affiliated Business Disclosure Credit Application Notice of Servicing Transfer Origination Appraisal	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: xxx/xxx   Tape Value: In Arrears   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step x Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xxxx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: $xx   Tape Value: $xx   Variance: $-x.xx   Variance %: -x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxmmxmmxmxmmmmmxxmxxxxxm   Tape Value: CCCCCCCCCCCCCCCCCCCCCCxC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: mxxxxxmxxmmmmmxmxmmxmmxx   Tape Value: CxCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Not Applicable Tape Value: Cash Out - Other Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file. However, values are updated from credit application located at (xx)."
* ComplianceEase TILA Test Failed (Lvl 2)     "1. This loan failed the TILA finance charge test. The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate because it is understated by more than $100.

2. This loan failed the TILA foreclosure rescission finance charge test. The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate for purposes of rescission because it is understated by more than $35."
* Missing Appraisal (Lvl 2)     "An appraisal report at origination is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing Transfer disclosure is missing from the loan documents."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan documents."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
79443811	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$390.40	01/XX/2022	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$578.23	9.640%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	01/XX/2020	$61,254.76	Not Applicable	5.000%	$416.70	01/XX/2020	Financial Hardship	The review of the updated title report dated xx/XX/2022 reflects that the subject mortgage was originated on xx/XX/2004 with the lender xx. xx in the amount of $xx, which was recorded on xx/XX/2004 Instrument# | Book/Page# xx.
The chain of the assignment has been completed. Currently, the mortgage assignment is with xx which was recorded on xx/XX/2016.
There is junior mortgage active in the favor of xx. xx in the amount of $8,161.15 which was recorded on xx/XX/2006.
No prior year’s delinquent taxes have been found.	According to a review of the payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for the regular payment is xx/XX/2022. The last payment was received on xx/XX/2022 total in the amount of PITI $506.56 which includes P&I $416.70 with the rate of interest 5.000%, which was applied for the due date of xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.	xx:The loan is currently in collection. As per the payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for the regular payment is xx/XX/2022. The UPB reflected in the latest payment history is in the amount of $xx.
Subject property is occupied by owner. Unable to determine the current condition of property. xx:xx:According to the PACER report, the borrower " xx” had filed for bankruptcy under Chapter-13 with case# xx on xx/XX/2008 and the plan was confirmed on xx/XX/2011. The POC was filed on xx/XX/2008 with the POC amount of $xx and the amount of arrearage is $467.96. As per the order confirming chapter 13 plan the debtor was supposed to pay to the trustee in the amount of $256.00 for the period of 25 months under Chapter 13. The schedule D of xx shows that the amount of claim without deducting the value of the collateral is $xx and the value of the collateral is $xx. However, the unsecured portion is $0.00. No comment has been found indicating a cram-down. The case was discharged on xx/XX/2013 and terminated on xx/XX/2014.	According to the modification, the loan was modified on xx/XX/2020. The new modified principal balance as per modification is in the amount of $xx with interest rate starting at 5.000 % and the borrower promises to pay P&I in the amount of $416.70 beginning from 1/XX/2020. The maturity date as per modification is 12/XX/2038. This loan was modified once.
The modification agreement has 6 steps.
Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Borrower #x Middle Name   Loan Value: Virginia   Tape Value: V   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: xxx/xxx   Tape Value: In Arrears   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step x Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xxxx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: x.xxx%   Tape Value: x.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step x Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xxx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: x.xxx%   Tape Value: x.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step x Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xxx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: x.xxx%   Tape Value: x.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step x Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xxx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: x.xxx%   Tape Value: x.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step x Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xxx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: x.xxx%   Tape Value: x.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: $xxxxx.xx   Tape Value: $xxxxx.xx   Variance: $x.xx   Variance %: x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: CCCCCCCCCCCCCxxxxxxxxCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: CCCxxxxxxCxCCCCCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Trial Modification Agreement in file? Loan Value: Unavailable Tape Value: No Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file. However, values are updated from credit application located at “235539328_1549799 Page#31”."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the Virginia. The following state disclosures are missing in the loan file;
1) VA Application Disclosure
2) Choice of Settlement xx Disclosure
3) Copy of Appraisal or Statement of Appraised Value."
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of servicing Transfer disclosure is missing from the loan documents."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
28068978	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,323.16	11/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,184.80	8.620%	360	xx	xx	Conventional	ARM	Refinance	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	04/XX/2022	$154,767.76	Not Applicable	3.125%	$968.07	04/XX/2022	Financial Hardship	According to updated title report dated xx/XX/2022 the subject mortgage was originated on xx/XX/2002 with the lender of xx. In the amount of $xx which was recorded on xx/XX/2002.
Current assignment is available xx.
The annual, installments county taxes for the year of 2021 have been paid in the amount of $2,323.16.
No prior year’s delinquent taxes have been found.

There are 3 civil judgments found against the subject property in the favor of “xx” in the total amount of $xxwhich were recorded on different dates.	As per the review of payment history as of xx/XX/2022, the borrower is currently 03 months delinquent. The last payment was received on xx/XX/2021 in the amount of $1,241.73 which was applied for due date of xx/XX/2021 and the next due date is xx/XX/2021. The current P&I is $881.67 and PITI is $1,241.73 available and The UPB is $xx available in provided payment history in excel.	xx:As per the review of payment history as of xx/XX/2022, the borrower is currently 03 months delinquent. The last payment was received on xx/XX/2021 in the amount of $1,241.73 which was applied for due date of xx/XX/2021 and the next due date is xx/XX/2021. The current P&I is $881.67 and PITI is $1,241.73 available and The UPB is $xx available in provided payment history in excel.

There is no evidence regarding the bankruptcy and foreclosure in the loan file. The borrower’s willingness to pay is poor and servicing rating is below expectation.

According to servicing comment dated xx/XX/2021, borrower’s income has been impacted due to Covid-19 pandemic. xx:xx:xx	The Modification agreement was made xx, lender- xx. On 4/XX/2022. The new modified principal balance is $xx borrower promises to pay P & I is $968.07 with an interest rate of 3.125% beginning from 4/XX/2022 and the maturity date is 3/XX/2062 there is no deferred balance but forgiven amount is $8,190.49 available.
Modification amortization type is fixed.

Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures Prepayment Penalty Rider	Field: Deferred Balance Amount Loan Value: Not Applicable Tape Value: $xxxxx.xx |---| |----| Comment: Changed. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xxx (Days)   Variance %:    Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: xxx/xxx   Tape Value: In Arrears   Variance:    Variance %:    Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Mod Step x Date   Loan Value: Not Applicable   Tape Value: x/XX/xxxx   Variance:    Variance %:    Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: Not Applicable   Tape Value: x.xxx%   Variance:    Variance %:    Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Mod Step x Date   Loan Value: Not Applicable   Tape Value: x/XX/xxxx   Variance:    Variance %:    Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: Not Applicable   Tape Value: x.xxx%   Variance:    Variance %:    Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Mod Step x Date   Loan Value: Not Applicable   Tape Value: x/XX/xxxx   Variance:    Variance %:    Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: Not Applicable   Tape Value: x.xxx%   Variance:    Variance %:    Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: $xxxxxx.xx   Tape Value: $xxxxxx.xx   Variance: $-x.xx   Variance %: -x.xxxxx%   Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxMMMMMMMMMMMMMMMxx   Tape Value: CxxxxFFFxxxxFFCxxxxxCxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxMMMMMMMMMMMMMMMxxxxxxx   Tape Value: xxxCxxxxxFFFxxxxFFFxxxxC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Trial Modification Agreement in file? Loan Value: Yes Tape Value: No Variance: Variance %: Comment: Changed. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 Application is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing from the loan document."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the Georgia. The following state disclosures are missing in the loan file;
1. Waiver of Borrowers Rights and Closing Attorney Affidavit (not required by law but provided as a matter of custom)
2. Disclosure of Additional Fees."
* Note has LIBOR Index with Replacement Clause (Lvl 2)     "Note states if the Index is no longer available, the Note Holder will choose a new index that is based upon comparable information.  The Note holder will give notice of this choice."
																																																																																								* Prepayment Rider Missing (Lvl 2) "The prepayment rider is missing from the loan documents."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
20920161	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$598.07	03/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$973.53	10.760%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	04/XX/2020	$102,741.64	Not Applicable	7.640%	$699.81	06/XX/2020	Financial Hardship	The review of the updated title report dated xx/XX/2022, shows that the subject mortgage was originated on xx/XX/2007 and was recorded on 10/XX/2007in the amount of $ 104,223.09 in favor of “xx”.
The chain of assignments has been completed. The mortgage is currently assigned to xx, which was recorded on xx/XX/2016.
No active judgments or liens were found.
The 2021 school annual taxes have been paid in the amount of $1,483.52 on xx/XX/2021.
The 2022 combined annual taxes have been paid in the amount of $ 598.07 on xx/XX/2022.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/XX/2022, the borrower is delinquent with the loan for 10 months and the next due date for the regular payment was xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $1,030.68xx which was applied for the due date of xx/XX/2021. The monthly P&I is in the amount of $699.81 with an interest rate of 7.640%. The current UPB is reflected in tape for the amount of $xx.	xx:According to the payment history as of xx/XX/2022, the borrower is delinquent with the loan for 10 months and the next due date for the regular payment was xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $1,030.68xx which was applied for the due date of xx/XX/2021. The monthly P&I is in the amount of $699.81 with an interest rate of 7.640%. The current UPB is reflected in tape for the amount of $xx.
As per PACER report borrower has not filed bankruptcy since loan origination.
No evidences have been found regarding the current/prior foreclosure proceedings.
As per comment dated xx/XX/2021, the borrower had temporarily financial hardship due to covid
The step modification agreement was signed between the borrower and lender with an effective date of xx/XX/2020. The new modified unpaid principal balance is $xx. The borrower promised to make a monthly payment of $699.81 with an interest rate of 7.640% beginning from xx/XX/2020, which will get changed in 4 steps till the maturity date of xx/XX/2056. The rate will change in 4 steps which end with 10.129%. There is no deferred balance and principal forgiven amount.
No information has been found related to damage or repair.
The occupancy of the subject property is unable to be determined. xx:xx:xx	The step modification agreement was signed between the borrower "xx" and lender "xx" with an effective date of xx/XX/2020. The new modified unpaid principal balance is $xx. The borrower promised to make a monthly payment of $699.81 with an interest rate of 7.640% beginning from 06/XX/2020, which will get changed in 4 steps till the maturity date of 03/XX/2056. The rate will change in 4 steps which end with 10.129%. There is no deferred balance and principal forgiven amount.	Affiliated Business Disclosure Credit Application Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures	Field: Doc Date of Last Modification Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx |---| -xx (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Forbearance Plan Start Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -x (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: xxx/xxx   Tape Value: In Arrears   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: $xxxxxx.xx   Tape Value: $xxxxxx.xx   Variance: $x.xx   Variance %: x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxMMxMMxMMxxMMMMMMMMMMMM   Tape Value: CCCCCCCxCCxxxxxxxxCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MMMMMMMMMMMMxxMMxMMxMMxx   Tape Value: CCCCCCxxxxxxxxCCxCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Debt consolidation Tape Value: Cash Out - Other Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file. However, values are Updated from credit Application located at “xx”."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing from the loan document."
* Missing credit report (Lvl 2)     "Credit report is missing in loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the New York. The following state disclosures are missing in the loan file;
1. NY Consumer Credit Disclosure / Fair Credit Reporting Notice
2. NY Interest Rate Disclosure
3. NY Hazard Insurance  Disclosure
4. Tax Escrow Account Designation
5. Mortgage Bankers and Exempt Organizations Pre-application
6. Part 80 Disclosure
7. Co-Signer Notice Requirements
8. Default Warning Notice
9. Smoke Alarm Affidavit
10. New York Real Property Escrow Account Disclosure
11. Commitment Disclosure"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan documents."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
45129875	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	$0.00	$0.00	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$539.93	7.780%	252	xx	xx	Conventional	ARM	Cash Out	xx	xx	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	04/XX/2022	$11,212.68	Not Applicable	3.500%	$43.44	04/XX/2022	Financial Hardship	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2002 with the lender xx. for the amount of $xx which was recorded on xx/XX/2002.
Chain of assignment has been completed. Last assignment is with the “xx”.
There are 4 senior mortgages against the subject property in the favor of xx and xx, xx an xx. for the amount of xx, xx, $xx and $xx which was recorded on xx/XX/1975, xx/XX/1995, xx/XX/1997 & xx/XX/1998.
First and second installment county taxes for the year of 2021 show the “Exempt”.
No prior year delinquent taxes have been found.	According to the updated title report dated xx/XX/2022, the borrower is delinquent for 02 months and the next due date is xx/XX/2021. Last payment was received on xx/XX/2021 in the amount of $459.07. Current P&I is $453.00 and the interest rate of 7.370%. The new UPB is reflected in the amount of xx.	xx:The loan is in the collection.
According to the updated title report dated xx/XX/2022, the borrower is delinquent for 02 months and the next due date is xx/XX/2021. Last payment was received on xx/XX/2021 in the amount of $459.07. Current P&I is $453.00 and the interest rate of 7.370%. The new UPB is reflected in the amount of xx.
Reason for default is unable to be determined.
No foreclosure activity has been found.
No bankruptcy details have been found.
The subject property occupancy is unable to be determined. No damage and repairs have been found. xx:xx:xx	As per the modification agreement dated xx/XX/2022 between Borrower and Lender Stated UPB in the amount $xx
As per the changed term the borrower has to pay $43.44 for 480 months with an interest rate of 3.500%
Credit Application Credit Report Right of Rescission	Field: Borrower #x Middle Name Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: xxx/xxx   Tape Value: xx/xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Fixed   Tape Value: ARM   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: $xxxxx.xx   Tape Value: $xxxxx.xx   Variance: $-x.xx   Variance %: -x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: x.xxxxx%   Tape Value: x.xxxxx%   Variance: -x.xxxxx%   Variance %: -x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxMMMMMMMMMMMM   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MMMMMMMMMMMMxxxxxxxxxxxx   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: x/XX/xxxx Tape Value: xx/XX/xxxx Variance: xxxxx (Days) Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from loan documents."
* Missing credit report (Lvl 2)     "Credit report is missing in loan file."
* Operative index value is unable to confirm (Lvl 2)     "Unable to determine the operative index value from unavailable loan documents."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "Right of rescission is missing from loan documents."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
38252491	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	08/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$627.13	10.880%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2006 and was recorded on xx/XX/2006 with instrument# xx for the amount of $xx with the lender xx.
There is a junior mortgage against the subject property in favor of xx for the amount of $xx which was recorded on xx/XX/2006 with instrument# xx.
There are two civil judgments against the borrower in favor of xx as Successor in Interest for the amount of $1,722.37 which was recorded on xx/XX/2014 and xx/XX/2015.
No prior year’s delinquent taxes have been found.	The payment history as of xx/XX/2022, the borrower is currently delinquent for 4 months. The last payment was received on xx/XX/2021 in the amount of $405.19 and it was applied for the due date xx/XX/2021. The current P&I is $405.19 and rate of interest is 6.000%. The current unpaid principal balance is $xx	xx:Loan currently is in collection.

The payment history as of xx/XX/2022, the borrower is currently delinquent for 4 months. The last payment was received on xx/XX/2021 in the amount of $405.19 and it was applied for the due date xx/XX/2021. The current P&I is $405.19 and rate of interest is 6.000%. The current unpaid principal balance is $xx.

As per comment dated xx/XX/2021, the subject property was damage due to rain damage and the roof fell in inside. However, we are unable to determine whether the repairs have been completed or not as latest servicing comments do not provide any information regarding the damage.

As per comment dated xx/XX/2021, the borrower was impacted due to covid-19. Forbearance plan was started on xx/XX/2021 and extended several times till xx/XX/2022.

Bankruptcy was not filed.

No information has been found regarding the foreclosure.

Reason for default is unable to determine. xx:xx:xx	Not Applicable	Credit Application Credit Report Notice of Servicing Transfer	Field: Current Legal Status Loan Value: Collections, >= xxx Days Tape Value: Collections |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $xxxx.xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Forbearance Plan Start Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xxx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: $xx  Tape Value: $xx  Variance: $-x.xx   Variance %: -x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxMMMMMMMMMMM   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: MMMMMMMMMMMxxxxxxxxxxxxx Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Application is missing from the loan file."
* ComplianceEase TILA Test Failed (Lvl 2)     "ComplianceEase TILA failed due to the
Loan data : $xx Comparison data" $xx Variance: -$961.88"
* Missing credit report (Lvl 2)     "Credit report is missing in the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer is missing from the loan file."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by borrower."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
76945847	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$0.00	$0.00	03/XX/2020	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$311.84	12.470%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Not Applicable	9.225%	$242.83	Unavailable	Financial Hardship	The review of the updated title report dated xx/XX/2022 shows that the subject mortgage was originated on xx/XX/2001 and was recorded on xx/XX/2001 in the amount of $xx, with xx. recorded with the Instrument/ Book/Page# xx.

The chain of assignment has been completed. The last assignment is with xx.

No active liens and judgments have been found against borrower and property.

There are no prior year real estate delinquent taxes.	According to the payment history as of xx/XX/2022, the borrower is delinquent for 21 months. Unable to determine the last payment received date. The next due date for payment is xx/XX/2020. The P&I is in the amount of $242.83 and interest rate is 9.225%. The UPB reflected as per the payment history is in the amount of $xx.	xx:The current status of the loan is collection.
According to the payment history as of xx/XX/2022, the borrower is delinquent for 21 months. Unable to determine the last payment received date. The next due date for payment is xx/XX/2020. The P&I is in the amount of $242.83 and interest rate is 9.225%. The UPB reflected as per the payment history is in the amount of $xx.
As per comment dated xx/XX/2021, the borrower’s income is impacted by covid-19. The servicer provided an FB plan which started from xx/XX/2020 to xx/XX/2021.
The subject property is owner occupied.
No evidence has been found regarding foreclosure.
No evidence of damage or repairs has been found. xx:xx:According to the PACER, the borrower “xx” had filed for bankruptcy under chapter-7 with the case#xx on xx/XX/2016.The schedule D of xx shows that the amount of claim without deducting the value of the collateral is $0.00 and the value of the collateral is $xx. However, the unsecured portion is $00.00. There is no comment indicating a cram down. However, the bankruptcy was discharged on xx/XX/2016 and terminated on xx/XX/2016.	This is a conventional fixed rate mortgage with a P&I of $311.84 with the rate of interest 12.47640% and a maturity date of 04/XX/2031. The P&I as per payment history tape data is the $242.83 and the rate of interest is 9.225%. However, there is an decreased in P&I with respect to Note data which seems that there would be a possible modification. The modification document is not found in the loan file.	Credit Application Credit Report	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: updated as per review. Tape Source: Initial Tape Type:
Field: Borrower #x Middle Name   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: $xx   Tape Value: $xx   Variance: $x.xx   Variance %: x.xxxxx%   Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xxx.xxx%   Tape Value: xxx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx.xxx%   Tape Value: xxx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: xx.xxxxx%   Tape Value: xx.xxxxx%   Variance: -x.xxxxx%   Variance %: -x.xxxxx%   Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxMMMxMMMMMMMMMMMMxMMMxM   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MxMMMxMMMMMMMMMMMMxMMMxx   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: Unavailable Tape Value: x/XX/xxxx Variance: Variance %: Comment: updated as per review. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from loan documents."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Compliance ease risk indicator is moderate due to Prohibited Fees Test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "The loan failed the prohibited fees test. Iowa loans may fall into more than one loan category at the same time. A fee is allowed if authorized by one or more statutes that apply. Otherwise fees are prohibited: If the loan is a Consumer Loan (Iowa Code §537.1301(15)) it may charge an "additional charge". (Iowa Code §537.2501 and §537.2507).If the loan is a Home Acquisition Loan (Iowa Code §535.8(1)) the lender may collect fees as allowed by statute. (Iowa Code §535.8(4), xx. 661 N.W.d2 193)If the loan is a Home Equity Line of Credit (Iowa Code §535.10(1)) the lender may collect fees as allowed by statute. (Iowa Code §535.10(3); §535.8(4), and xx)"
																																																																																								* Missing credit report (Lvl 2) "Credit report is missing in the loan file."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
23029658	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$995.16	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$678.32	11.500%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	12/XX/2021	$77,340.85	Not Applicable	2.875%	$271.33	12/XX/2021	Financial Hardship	The review of updated title report dated xx/XX/2022 shows that the subject mortgage was originated on xx/XX/2009 and it was recorded on xx/XX/2009 with Instrument#xx|Book/Page#xx in the amount of $xx in favor of xx.
The chain of assignment has been completed. Currently, the assignment is with xx.
There is a credit card judgment in favor of xx in the amount of $1,189.54, which was recorded on xx/XX/2010.
The first installments of county taxes for the year of 2021 are paid in the amount of $995.16. The second installments of county taxes for the year of 2021 are due in the amount of $995.16 for the due date of xx/XX/2022 having good through date xx/XX/2022.	As per the review of payment history tape as of xx/XX/2021, the borrower is current with loan and next due date is xx/XX/2022. The last payment was received on xx/XX/2021 in the amount of $530.75, which was applied for the due date of xx/XX/2021. The current P&I is $271.33 and UPB is $xx.	xx:Collection comments are missing so unable to determine reason for default, covid, foreclosure and bankruptcy related information.
The current property condition and occupancy status is also not available.

As per the review of payment history as of xx/XX/2021, the borrower is current with loan and next due date is xx/XX/2022. The last payment was received on xx/XX/2021 in the amount of $530.75, which was applied for the due date of xx/XX/2021. The current P&I is $271.33 and UPB is $xx. xx:xx:xx
The modification agreement was made between the borrower xx and lender xx on 12/XX/2021. The new modified principal balance is $xx. The borrower promises to pay the P&I in the amount of $271.33 with an interest rate of 2.875% beginning from 12/XX/2021 till the maturity date of 11/XX/2061.
Credit Application Credit Report	Field: Current Legal Status Loan Value: Performing Tape Value: Collections |---| |----| Comment: No discrepancies. Tape Source: Initial Tape Type:
Field: Interest Calculation Type   Loan Value: xxx/xxx   Tape Value: In Arrears   Variance:    Variance %:    Comment: No discrepancies.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: No discrepancies.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: $xx   Tape Value: $xx  Variance: $-x.xx   Variance %: -x.xxxxx%   Comment: No discrepancies.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: No discrepancies.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: No discrepancies.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxmmmmmmxmmmmmmmmxmmxxx   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment: The pay history string is mmmmmmmmmmmmmmmmmmmmmmx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxmmxmmmmmmmmxmmmmmmxxx   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment: The pay history string is mmmmmmmmmmmmmmmmmmmmmmx.   Tape Source: Initial   Tape Type:
Field: Trial Modification Agreement in file? Loan Value: Unavailable Tape Value: No Variance: Variance %: Comment: No discrepancies. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Application is missing from the loan files."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA right of rescission test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA right of rescission test.
The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last."
																																																																																								* Missing credit report (Lvl 2) "Credit report is missing in the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
62738572	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,159.62	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$477.98	11.980%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2008 with the lender xx in the amount of $xx which was recorded on xx/XX/2008.
The chain of assignment has been completed. Currently, the mortgage is with xx.
No active judgments or liens have been found.
All prior taxes have been paid.	As per the review of payment history as of xx/XX/2022, the borrower is currently delinquent for 6 months and next due date is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $641.87 which was applied for the due date of xx/XX/2021. The current P&I is $448.20 and PITI is $641.87. The UPB is $xx.	xx:The loan is currently in bankruptcy. As per the review of payment history as of xx/XX/2022, the borrower is currently delinquent for 6 months and next due date is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $641.87 which was applied for the due date of xx/XX/2021. The current P&I is $448.20 and PITI is $641.87. The UPB is $xx.
The reason for default is unable to be determined.
This is conventional fixed rate mortgage with P&I of $477.98 with the rate of interest 11.9800% and a maturity date of xx/XX/2028. The P&I as per payment history is the $448.20 and rate of interest is 10.98%, however, there is increase in P&I and rate of interest with respect to Note data. However, copy of modification is missing from the loan file.
According to the PACER, the borrower had filed bankruptcy under chapter-13 with the case# xx on xx/XX/2018.The plan was confirmed on xx/XX/2021. The POC was filed by xx on xx/XX/2019 with the secured claim amount of $xx and the arrearage is $4,648.36. As per Notice of mortgage payment change dated xx/XX/2022, the new total payment is $626.36. As per amended chapter-13 plan dated xx/XX/2021, the debtor shall pay the trustee $1410.00 per month for 60 months. The plan was provided for arrears.
The post-closing details regarding the foreclosure have not been found.
No damages were reported. xx:xx:According to the PACER, the borrower had filed bankruptcy under chapter-13 with the case# xx on xx/XX/2018.The plan was confirmed on xx/XX/2021. The POC was filed by xx on xx/XX/2019 with the secured claim amount of $xx and the arrearage is $4,648.36. As per Notice of mortgage payment change dated xx/XX/2022, the new total payment is $626.36. As per amended chapter-13 plan dated xx/XX/2021, the debtor shall pay the trustee $1410.00 per month for 60 months. The plan was provided for arrears.	Not Applicable	Credit Application Credit Report	Field: Current Legal Status Loan Value: Bankruptcy-Delinquent Tape Value: Bankruptcy |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Interest Calculation Type   Loan Value: xxx/xxx   Tape Value: xx/xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: CCCxxxxxxxxxxxCCxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx Tape Value: xxxxxxxxCxxxxxxxxxxCxCCC Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Application document missing in this loan file."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the interest rate test. The loan has an interest rate that does not conform to the requirements for the lender's license type in the state where the property is located."
* ComplianceEase TILA Test Failed (Lvl 2)     "1. This loan failed the TILA finance charge test. The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate because it is understated by more than $100.

2. This loan failed the TILA foreclosure rescission finance charge test. The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate for purposes of rescission because it is understated by more than $35."
																																																																																								* Missing credit report (Lvl 2) "Credit report is missing in the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
95759081	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	$0.00	$0.00	01/XX/2022	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$821.69	12.210%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	09/XX/2019	$79,603.21	Not Applicable	5.995%	$453.62	10/XX/2019	Financial Hardship	As per updated title xx/XX/2022, the subject mortgage was originated on xx/XX/2007 with the lender of xx for the amount $xx which was recorded on xx/XX/2007.
The chain of assignment is complete. The currently the assignment is with xx.
There is a prior civil judgment against borrower in the amount of S476.00 which was recorded dated on xx/XX/1995.
There are two water/sewer liens against subject property in the favor of City of xx for the total amount of $4803.77.
There are three municipal liens against subject property in the favor of City of xx for the total amount of 8,777 .00 but on document property address is not same as subject property address.
Annual county taxes of 2022 is delinquent in the amount $0.00 which was due on xx/XX/2022.	As per the payment history as of xx/XX/2022, the borrower is currently delinquent for 1 month and the next due date is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $627.77. The current P&I is $453.62 with interest rate of 6.000%. The current UPB reflected is in the amount of $xx.	xx:The loan is in bankruptcy. As per the payment history as of xx/XX/2022, the borrower is currently delinquent for 1 month and the next due date is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $627.77. The current P&I is $453.62 with interest rate of 6.000%. The current UPB reflected is in the amount of $xx. The borrower xx had bankruptcy under chapter 13 with the case# xx on xx/XX/2020 and plan was confirmed on xx/XX/2020. The POC was filed by creditor xx, a xx on xx/XX/2020 for the secured claim amount is $ 79,989.13 and arrearage amount is $1303.91. The schedule D of xx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is $0.00. The loan modification agreement was made on xx/XX/2019 between the borrower and lender. xx stated in the modification is xx. The borrower promises to make a monthly payment of $453.62 with the interest rate of 5.995 % beginning from xx/XX/2019 with a new maturity date of xx/XX/2054. The rate changes in 5 steps ending at 10.995%. xx:xx:The borrower xx had bankruptcy under chapter 13 with the case# xx on xx/XX/2020 and plan was confirmed on xx/XX/2020. The POC was filed by creditor xx, a xx on xx/XX/2020 for the secured claim amount is $ 79,989.13 and arrearage amount is $1303.91. The schedule D of xx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is $0.00.	The loan modification agreement was made on xx/XX/2019 between the borrower and lender. The New Principal Balance stated in the modification is $xx. The borrower promises to make a monthly payment of $453.62 with the interest rate of 5.995 % beginning from 10/XX/2019 with a new maturity date of 9/XX/2054. The rate changes in 5 steps ending at 10.995%.	Credit Application Credit Report	Field: Current Legal Status Loan Value: Bankruptcy-Delinquent Tape Value: Bankruptcy |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Interest Calculation Type   Loan Value: xxx/xxx   Tape Value: In Arrears   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: $xx   Tape Value: $xx  Variance: $x.xx   Variance %: x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxMMMMMMMMMMMM   Tape Value: CCCCCCCCCCCCCCCxxxxxCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MMMMMMMMMMMMxxxxxxxxxxxx   Tape Value: CCCCxxxxxCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Trial Modification Agreement in file? Loan Value: Unavailable Tape Value: No Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Application Missing (Lvl 2) "Final application is missing from loan documents." * Missing credit report (Lvl 2) "Credit Report is missing from loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
47881881	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$908.21	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$955.38	10.760%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	03/XX/2014	$93,625.22	$1,286.15	5.000%	$472.51	08/XX/2014	Financial Hardship	The review of the updated title report dated xx/XX/2022 shows that the subject mortgage was originated on xx/XX/2008 and recorded on xx/XX/2008 in the amount of $xx which is in the favor of xx. The chain of assignment has been completed as currently the assignment is with xx. No active judgments or liens have been found pending. xx Status; 1) Annual county taxes for 2021 have been paid in the amount of $908.41 on xx/XX/2021. No prior year delinquent taxes have been found pending.	Review of payment history as of xx/XX/2022 shows that the loan payments are currently 10 months in delinquency. The next due date is xx/XX/2021. The last payment date is unavailable. But, the payment was received in the total amount of $472.51 for the due date of xx/XX/2021. The unpaid principal balance according to payment history is in the amount of $xx. The current interest rate is 5.000% with P&I in the amount of $472.51.	xx:The current status of loan is collections.
Payment history shows that the loan payments are currently 10 months in delinquency. The next due date is xx/XX/2021. The last payment date is unavailable. But, the payment was received in the total amount of $472.51 for the due date of xx/XX/2021. The unpaid principal balance according to payment history is in the amount of $xx. The current interest rate is 5.000% with P&I in the amount of $472.51.
The loan modification agreement was made between xx on the effective date of xx/XX/2014.
The new unpaid principal balance is $xx. The borrower promises to pay the interest rate of 5.000% and P&I of $472.51 starting from the first payment date of xx/XX/2014 till the maturity date of xx/XX/2049.
The amount of $1,286.15 has been deferred from the new unpaid principal balance which will be paid at the maturity date of xx/XX/2049. Hence, the remaining amount of $xx will be the interest bearing amount.
Borrower has not filed bankruptcy yet.
Collection comment dated xx/XX/2021 shows that the borrower was impacted due to covid-19 resulting in curtailment of income.
Collection comment dated xx/XX/2021 shows that the borrower's property was affected due to natural disaster.
Latest BPO report dated xx/XX/2021 located at xx shows that the subject property had damages in the amount of $3,000.00. Collection comments do not show any comment stating that the damages have been repaired or not.
Foreclosure was not initiated in the loan. xx:xx:xx	The loan modification agreement was made between Borrower xx and lender xx on the effective date of xx/XX/2014. The new unpaid principal balance is $xx. The borrower promises to pay the interest rate of 5.000% and P&I of $472.51 starting from the first payment date of 08/XX/2014 till the maturity date of 04/XX/2049. The amount of $1,286.15 has been deferred from the new unpaid principal balance which will be paid at the maturity date of 04/XX/2049. Hence, the remaining amount of $xx will be the interest bearing amount.	Credit Application Credit Report	Field: Current Legal Status Loan Value: Collections, xx-xxx Days Tape Value: Collections |---| |----| Comment: As per the tape data, current legal status collections however is collections is xx-xxx-Days. Tape Source: Initial Tape Type:
Field: Forbearance Plan Start Date   Loan Value: Unavailable   Tape Value: xx/XX/xxxx   Variance:    Variance %:    Comment: As per the tape data, forbearance plan start date is xx/XX/xxxx however is unavailable.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: As per the tape data, REO active is No however is not applicable.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: $xx  Tape Value: $xx   Variance: $x.xx   Variance %: x.xxxxx%   Comment: As per the tape data, balance is $xx however is $xx.xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xMMMMMMMMMMxMMMMMMMMMMMM   Tape Value: CxxxxxxxCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment: As per the tape data, payment history string is "CxxxxxxxxCCCCCCCCCCCCCCCCCC"; however, the payment history review shows "xxxxxxxxxxxxxMMMMMMMMMMMMMMMMM".   Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Reversed Loan Value: MMMMMMMMMMMMxMMMMMMMMMMx Tape Value: CCCCCCCCCCCCCCCCxxxxxxxC Variance: Variance %: Comment: As per the tape data, payment history string reversed is "CCCCCCCCCCCCCCCCxxxxxxxxxxxxxxxx"; however, the payment history review shows "MMMMMMMMMMMMMMMxxxxxxxxxxxxxxx". Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Application Missing (Lvl 2) "Loan application (1003) is missing from the loan file." * Missing credit report (Lvl 2) "Credit Report is missing from loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$3,000.00	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
67014816	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$0.00	01/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$409.36	8.420%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	11/XX/2018	$50,390.43	Not Applicable	6.832%	$307.01	11/XX/2018	Financial Hardship	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2003 and recorded on xx/XX/2003 with the lender xx. for the amount of $xx.
The chain of assignment has been completed. Currently, the assignment is from xx, a xx which was recorded on xx/XX/2017.
There is Municipal lien against the subject property in the favor of xx for the total amount of $740.70 recorded on xx/XX/2019.
No prior year delinquent taxes have been found.	According to latest payment history as of xx/XX/2022, the borrower is currently delinquent for 1 month and the next due date is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $436.04 which was applied for the due date xx/XX/2021. The unpaid principal balance is reflected in the amount of $xx. The current P&I is $307.01 and the interest rate is 6.830%.	xx:The loan is currently in the collection and the next due date is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $436.04 which was applied for the due date xx/XX/2021. The unpaid principal balance is reflected in the amount of $xx. The current P&I is $307.01 and the interest rate is 6.830%. The loan has been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The subject property occupancy and the reason for default are unable to be determined. No comment pertaining to the damage on the subject property has been observed. xx:xx:xx	The modification agreement was made on xx/XX/2018 between the borrowers “xx” and lender “xx”. As per the modified terms, the new principal balance is $xx. There are 3 steps of modification. The borrower has promised to pay the amount of $307.01 with the interest rate of 6.832% beginning on 11/XX/2018 till maturity date of 10/XX/2058.	Credit Application Credit Report Initial Escrow Acct Disclosure Prepayment Penalty Rider	Field: Current Legal Status Loan Value: Collections, < xx Days Tape Value: Collections |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Interest Calculation Type   Loan Value: xxx/xxx   Tape Value: In Arrears   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step x Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: -xxxx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: x.xxx%   Tape Value: x.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step x Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: -xxx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: x.xxx%   Tape Value: x.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step x Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: -xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: $xx   Tape Value: $xx  Variance: $-x.xx   Variance %: -x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xxx.xxx%   Tape Value: xxx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx.xxx%   Tape Value: xxx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxMMMMxxxxxxxx   Tape Value: CCCCCxxxxCCCCxxxCCxxxxCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxMMMMxxxxxxxxxxxx   Tape Value: CCxxxxCCxCxCCCCxxxxCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Not Applicable   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Trial Modification Agreement in file? Loan Value: Unavailable Tape Value: No Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The Final 1003 application is missing in the loan file; however the values are taken from note and loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing from the loan document."
* Missing credit report (Lvl 2)     "Credit Report is missing from loan file."
																																																																																								* Prepayment Rider Missing (Lvl 2) "Prepayment rider is missing from the loan files."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
19736694	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,673.84	01/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,254.50	7.390%	359	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of updated title report dated xx/XX/2022 shows the subject mortgage was originated on xx/XX/2006 with MERS as nominee for and was recorded on xx/XX/2006 with Instrument# Book#/Page# 2006-xx in the amount of xx.
Chain of the assignment is complete. The last assignee is xx.
No active judgments or liens found. County 1st and 2nd installment tax of 2021/2022 have been paid in the amount of $1673.84 on xx/XX/2022.	According to the payment history as of xx/XX/2022, the borrower is current with the loan. The last payment received on xx/XX/2022, the payment applied date was xx/XX/2021 and the next due date for payment is xx/XX/2022. The P&I is in the amount of $1,254.50 and PITI is in the amount of $1,413.67. The UPB reflected as per the payment history is in the amount of $xx.	xx:The loan is in collection. According to the payment history as of xx/XX/2022, the borrower is current with the loan. The last payment received on xx/XX/2022, the payment applied date was xx/XX/2021 and the next due date for payment is xx/XX/2022. The P&I is in the amount of $1,254.50 and PITI is in the amount of $1,413.67. The UPB reflected as per the payment history is in the amount of $xx.

The reason for default is unable to be determined. The subject property is occupied by the owner. As per PACER report borrower has not filed bankruptcy since loan origination. No details have been found for damage or repairs. No details have been found for foreclosure. xx:xx:xx	Not Applicable	Credit Application Credit Report Origination Appraisal	Field: First Payment Date Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx |---| xx (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Interest Calculation Type   Loan Value: xxx/xxx   Tape Value: xx/xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: $xx   Tape Value: $xx   Variance: $-x.xx   Variance %: -x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: x.xxxxx%   Tape Value: x.xxxxx%   Variance: -x.xxxxx%   Variance %: -x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxMMMMMMMMMMMM   Tape Value: CCCCCCCCCCCCCxxxxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MMMMMMMMMMMMxxxxxxxxxxxx   Tape Value: xxxxxxxxxCxCCCCCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Trial Modification Agreement in file? Loan Value: Unavailable Tape Value: No Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from loan files."
* Missing Appraisal (Lvl 2)     "Appraisal document is missing from loan files."
* Missing credit report (Lvl 2)     "Credit Report is missing from loan file."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not handdated by borrower"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
35770650	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$613.06	01/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$687.34	10.120%	240	xx	xx	Conventional	Fixed	Refinance	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	No	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	07/XX/2012	$66,912.14	$4,551.44	7.000%	$427.47	08/XX/2012	Financial Hardship	The review of the pro-title dated xx/XX/2022 reflects that the subject mortgage was originated on xx/XX/2006 and recorded on xx/XX/2006 with the lender xx., and in the amount of $xx. The chain of the assignment has been completed.
The chain of assignment has been completed. The last assignment is with xx.
No active liens and judgments have been found against borrower and property.
There are no prior year real estate delinquent taxes.	According to the payment history as of xx/XX/2022, the borrower is delinquent for 2 months. The last payment was received on xx/XX/2022, which was applied for the due date of xx/XX/2021 and the next due date for payment is xx/XX/2021. The P&I is in the amount of $427.47 and interest rate date 7.000%. The UPB reflected as per the payment history is in the amount of $xx.	xx:The current status of the loan is collection.
According to the payment history as of xx/XX/2022, the borrower is delinquent for 2 months. The last payment was received on xx/XX/2022, which was applied for the due date of xx/XX/2021 and the next due date for payment is xx/XX/2021. The P&I is in the amount of $427.47 and interest rate date 7.000%. The UPB reflected as per the payment history is in the amount of $xx.
Unable to determine occupancy of the subject property. xx:xx:xx	The AOT agreement was made on xx/XX/2012.The new modified principal balance as per modification is in the amount of $xx with interest rate starting at 7.000% and the borrower promises to pay P&I in the amount of $427.47 beginning from 08/XX/2012. The deferred balance amount is $4,551.44 and interest bearing is $xx. The maturity date as per loan modification agreement is 07/XX/2047.	Credit Application Credit Report Flood Certificate Origination Appraisal	Field: Borrower #x Middle Name Loan Value: xx Tape Value: T |---| |----| Comment: changes as per note Tape Source: Initial Tape Type:
Field: Borrower #x Middle Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Changes as per note   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: $xx  Tape Value: $xx   Variance: $-xx   Variance %: -xx.xxxxx%   Comment: Changes as per doc   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xxxx (Days)   Variance %:    Comment: Changes as per mod doc   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: xxx/xxx   Tape Value: xx/xxx   Variance:    Variance %:    Comment: Changes as per Doc   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Changes as per Doc   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: $xxxxx.xx   Tape Value: $xxxxx.xx   Variance: $xxx.xx   Variance %: x.xxxxx%   Comment: Changes as per note   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: $xx Tape Value: $xx  Variance: $-x.xx   Variance %: -x.xxxxx%   Comment: Changes as per Note   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xxx.xxx%   Tape Value: xxx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Changes as per Doc   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx.xxx%   Tape Value: xxx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Changes as per doc.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: xx.xxxxx%   Tape Value: xx.xxxxx%   Variance: -x.xxxxx%   Variance %: -x.xxxxx%   Comment: Changes as per doc   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xmxxxxxxxxxmmmmmmmmmxxmx   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment: Changes as per PH   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xmxxmmmmmmmmmxxxxxxxxxmx   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment: Changes as per PH   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Unavailable Tape Value: No Cash-Out Variance: Variance %: Comment: Changes as per doc Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Application is missing from the loan files."
* Missing Appraisal (Lvl 2)     "Appraisal is missing from the loan files."
* Missing credit report (Lvl 2)     "Credit Report is missing from loan file."
* Missing flood cert (Lvl 2)     "Flood cert is missing from the loan file."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
56464903	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$306.70	01/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$832.21	11.780%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	52.526%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx/XX/2022 shows subject mortgage was originated on xx/XX/2007 in the amount of $xx with xx, and it was recorded on xx/XX/2007.

The chain of assignment has been completed. The loan is currently assigned with xx.

There is a xx lien of ‘xx’ against the borrower ‘xx’ in the amount of $155.04 which was recorded on xx/XX/2010.

Annual county taxes of 2021 have been paid off in the total amount of $304.2 on xx/XX/2022

As per updated title report, no prior year taxes are delinquent.	The review of updated payment history as of xx/XX/2022, the subject loan is currently delinquent for 2 months and the next due date of payment is xx/XX/2021. The last payment was received in the amount of $831.44 which applied for xx/XX/2021. The current P&I is $779.25 with an interest rate of 10.7800%. The UPB as of the date is mentioned in the updated payment history is in the amount of $xx.	xx:The review of the collection comment shows that the loan is in collection.

The review of updated payment history as of xx/XX/2022, the subject loan is currently delinquent for 2 months and the next due date of payment is xx/XX/2021. The last payment was received in the amount of $831.44 which applied for xx/XX/2021. The current P&I is $779.25 with an interest rate of 10.7800%. The UPB as of the date is mentioned in the updated payment history is in the amount of $xx.
No foreclosure activity has been found.
No pertaining bankruptcy-related details have been found.
The property is owner occupied and is in average condition. Information regarding the damage and repair is not available in the latest servicing comments. xx:xx:xx	Not Applicable	Credit Report	Field: Deferred Balance Amount Loan Value: Not Applicable Tape Value: $xx.xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Mod Step Indicator Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "The ComplianceEase risk indicator is "Moderate", due to
 Late Fees Test:"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the late fees test.
The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located.
The loan data is $41.60 and comparison data is $15.00; hence, the variance is +$26.60."
																																																																																								* Missing credit report (Lvl 2) "Credit Report is missing from loan file."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
73996350	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$304.30	06/XX/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$285.18	7.350%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2022 reflects that the subject mortgage was originated on xx/XX/2004 with the lender xx. in the amount of $xx which was recorded on xx/XX/2004 Instrument# | Book/Page# xx.
The chain of the assignment has been completed. Currently, the mortgage assignment is with xx, which was recorded on xx/XX/2016.
There are two judgments active against the borrower in the favor of different plaintiff’s in the amount of $2690.79. Both were recorded on different dates.
No prior year’s delinquent taxes have been found.	According to a review of the payment history as of xx/XX/2022, the borrower is currently delinquent for 9 months with the loan and the next due date for the regular payment is xx/XX/2021. The last payment was received on xx/XX/2021 total in the amount of PITI $285.18 which includes P&I $285.18 with the rate of interest 7.360%, which was applied for the due date of xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.	xx:The loan is currently in collection. As per the payment history as of xx/XX/2022, the borrower is currently delinquent for 9 months with the loan and the next due date for the regular payment is xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.
Subject property is occupied by owner. Unable to determine the current condition of property. xx:xx:According to the PACER, the borrower xx had filed for bankruptcy under chapter-7 with the case# xx on xx/XX/2014. The schedule D of xx shows that the amount of claim without deducting the value of the collateral is $xx and the value of the collateral is $xx. However, the unsecured portion is $0.00. The case was discharged and terminated on xx/XX/2015.	Not Applicable	Affiliated Business Disclosure Credit Application Credit Report	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $xx.xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: $xx   Tape Value: $xx   Variance: $x.xx   Variance %: x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: x.xxxxx%   Tape Value: x.xxxxx%   Variance: -x.xxxxx%   Variance %: -x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx Variance: -xx (Days) Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The final 1003 (application) is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit Report is missing from loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from loan files."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "As per review ROR is not hand dated by borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
99840886	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$905.84	10/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$966.04	10.120%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	08/XX/2021	$123,389.02	Not Applicable	3.125%	$450.65	08/XX/2021	Financial Hardship	According to updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2007 with the lender xx. in the amount of $xx which was recorded on xx/XX/2007.
The chain of assignment has been completed. Currently, the mortgage is with xx.
There are two junior judgments against the borrower. The first in the favor of xx in the amount of $xx which was recorded on xx/XX/2019. The second in the favor of xx in the amount of $xx which was recorded on xx/XX/2021.
There is one prior judgment against the borrower in the favor of State of NC in the amount of $1158.51 which was recorded on xx/XX/2003.
All prior taxes have been paid.	As per the review of payment history as of xx/XX/2022, the borrower is currently delinquent for 2 months and next due date is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $605.63 which was applied for the due date of xx/XX/2021. The current P&I is $450.65 and PITI is $605.63. The UPB is $xx.	xx:The loan is currently in collection. As per the review of payment history as of xx/XX/2022, the borrower is currently delinquent for 2 months and next due date is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $605.63 which was applied for the due date of xx/XX/2021. The current P&I is $450.65 and PITI is $605.63. The UPB is $xx.
The reason for default is unable to be determined.
The loan was modified on xx/XX/2021.
The post-closing details regarding the foreclosure and bankruptcy have not been found. xx:xx:xx	This modification agreement was signed between the borrower "xx" and lender "xx." with an effective date of xx/XX/2021. The new modified UPB is $xx. The borrower promises to pay the P&I $450.65 with an interest rate of 3.125% beginning from 08/XX/2021 till the maturity date of 07/XX/2061. There is no deferred and forgiven amount.	Credit Application Credit Report	Field: Current Legal Status Loan Value: Collections, < xx Days Tape Value: Collections |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Interest Calculation Type   Loan Value: xxx/xxx   Tape Value: In Arrears   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step x Date   Loan Value: Not Applicable   Tape Value: xx/XX/xxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: Not Applicable   Tape Value: x.xxx%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step x Date   Loan Value: Not Applicable   Tape Value: x/XX/xxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: Not Applicable   Tape Value: x.xxx%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step x Date   Loan Value: Not Applicable   Tape Value: x/XX/xxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: Not Applicable   Tape Value: x.xxx%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: $xx   Tape Value: $xx  Variance: $x.xx   Variance %: x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: xx.xxxxx%   Tape Value: xx.xxxxx%   Variance: -x.xxxxx%   Variance %: -x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: CCCCCCCCCCCCCCCCCCCCxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Trial Modification Agreement in file? Loan Value: Unavailable Tape Value: No Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "Home has not been affixed. As per appraisal report located at (xx), the subject property type is Manufactured house. However, the Affidavit of Affixation is not available in the loan file. The Alta-7 endorsement for manufactured home does not attached with the short form title policy. Also, the VIN# is not available in the legal description of the recorded mortgage. Hence, it is unable to determine whether the home has been attached to the permanent foundation."		* Application Missing (Lvl 2) "Final 1003 Application is missing from the loan documents." * Missing credit report (Lvl 2) "Credit Report is missing from loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
84483802	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	09/XX/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$406.43	12.000%	240	xx	xx	Conventional	Fixed	Refinance	xx	xx	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2002 and recorded on xx/XX/2002 in the amount of $xx with MERS as nominee for xx.

The chain of assignment has been completed. Currently, the assignment is with xx, its successors and assigns.

Annual combined taxes of 2021 have been paid in the amount of $0.00 on xx/XX/2021.

No prior year delinquent taxes have been found.

According to the updated title report dated xx/XX/2022, there is one state tax lien have been found. State tax lien amount is $829.22 which is recorded on xx/XX/2018 with the lender of State of xx of Revenue. And the state tax lien amount is $970.25 which is recorded on xx/XX/2021.

There is one credit card judgments against the borrower in the favor of xx. In the amount of $1,987.37 which was recorded on xx/XX/2019.	According to the payment history as of xx/XX/2022, the borrower is currently delinquent for 03 months and the next due date for payment is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $315.33 which was applied for due date xx/XX/2021. The current P&I is in the amount of $295.00 and current PITI is in the amount of $315.33 with an interest rate of 8.960% The current UPB reflected as per the payment history is in the amount of $xx.	xx:According to servicing comments, the loan is in collections.
According to the payment history as of xx/XX/2022, the borrower is currently delinquent for 03 months and the next due date for payment is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $315.33 which was applied for due date xx/XX/2021. The current P&I is in the amount of $295.00 and current PITI is in the amount of $315.33 with an interest rate of 8.960% The current UPB reflected as per the payment history is in the amount of $xx.

There is no evidence regarding the bankruptcy and foreclosure in the loan file. The borrower’s willingness to pay is Average and servicing rating metes expectation.

The subject property is owner occupied. No comment pertaining to the damage on the subject property has been observed. xx:xx:According to the PACER, the borrower “xx " had filed the bankruptcy under chapter 07 with case#xx on xx/XX/2003. xx dated xx/XX/2003 schedule D is unavailable. The date of last filing bankruptcy is xx/XX/2007, Debtor discharged xx/XX/2003, terminated on xx/XX/2007 and bankruptcy is discharged.

As per PACER all the history document is restricted from public view.	Not Applicable	Affiliated Business Disclosure Credit Application Credit Report Notice of Servicing Transfer	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: Changed. Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Collections, < xx Days   Tape Value: Collections   Variance:    Variance %:    Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $xxx.xx   Variance:    Variance %:    Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: $xx   Tape Value: $xx   Variance: $x.xx   Variance %: x.xxxxx%   Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Not Applicable Tape Value: No Cash-Out Variance: Variance %: Comment: Changed. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application document is missing from the loan file."
* Missing credit report (Lvl 2)     "credit report is missing from the loan file"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer document missing in this loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business form missing in this loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
12547533	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$2,736.77	$1,072.02	07/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$962.02	7.750%	181	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Updated title report dated xx/XX/2022 shows that the subject mortgage was originated on xx/XX/2006 with lender, xx in the amount of $xx.
The chain of assignment has been completed as currently the assignment is xx.
There is One junior mortgage found against the subject property in the amount of $xx recorded on xx/XX/2006 which is in the favor of xx
Combined annual taxes of 2020 have been delinquent in the amount of $2148.53 on xx/XX/2022.
Combined 1st installment tax of 2021 has been delinquent in the amount of $588.24 on xx/XX/2022.
Combined 2nd installment of 2021 has been due in the amount of $534.76 on xx/XX/2022.	As per the payment history as of xx/XX/2022, the borrower is currently 5 month delinquent for and last payment was received on xx/XX/2021 for the due date of xx/XX/2021 in the amount of $962.02. According to payment history next due date is xx/XX/2021. And borrower current P&I is in the amount of $962.02. xx balance reflecting in payment history is in the amount of $xx	xx:The loan is in collection. As per the payment history as of xx/XX/2022, the borrower is currently 5 month delinquent for and last payment was received on xx/XX/2021 for the due date of xx/XX/2021 in the amount of $962.02. According to payment history next due date is xx/XX/2021. And borrower current P&I is in the amount of $962.02. xx balance reflecting in payment history is in the amount of $xx.
As per the comment dated xx/XX/2021, the borrower's income is impacted due to covid-19. The subject property is occupied by the owner. No comments have been found for bankruptcy and foreclosure. As per the BPO report located at xx.PDF dated xx/XX/2021, the subject property need some repairs as pressure washing, Driveway resurfacing, Paint and Landscpaing total estimated amount of repairs is $5,000.00. No further details have been found. xx:xx:xx	Not Applicable	Credit Application Credit Report Right of Rescission	Field: Current Legal Status Loan Value: Collections, >= xxx Days Tape Value: Collections |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $xxxx.xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: $xx   Tape Value: $xx   Variance: $x.xx   Variance %: x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: x.xxxxx%   Tape Value: x.xxxxx%   Variance: -x.xxxxx%   Variance %: -x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: MMMxxxxxxxxxxxxxxxxxxxxx   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxxxxxxMMM   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Trial Modification Agreement in file? Loan Value: Yes Tape Value: No Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Application Missing (Lvl 2) "Application document missing this loan file." * Missing credit report (Lvl 2) "credit report is missing from the loan file" * Right of Rescission missing or unexecuted (Lvl 2) "Right of rescission missing or unexecuted."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$5,000.00	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
19633799	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$344.56	$619.75	01/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$632.10	9.980%	181	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mobile Home	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	03/XX/2012	$54,934.21	$1,724.29	9.500%	$464.78	04/XX/2012	Financial Hardship	The review of the updated title report dated xx/XX/2022 shows that the subject mortgage was originated on xx/XX/2005 and was recorded on xx/XX/2005 in the amount of $ 59,036.56 in favor of “xx.”
The chain of assignments has been completed. The mortgage is currently assigned to xx, which was recorded on xx/XX/2016.
No active liens and judgments have been found against the borrower and subject property.
The 2021county annual taxes have been paid in the amount of $619.75 on xx/XX/2021.
Annual county taxes of 2022 have been delinquent in the amount of $172.19 which was good through till xx/XX/2022.
Annual county taxes of 2021 have been delinquent in the amount of $172.37which was good through till xx/XX/2022.	According to the payment history as of xx/XX/2022, the borrower is delinquent for 60+days and the next payment is due for xx/XX/2021. The last payment was received on xx/XX/2022 in the amount of $529.60 which was applied for the due date xx/XX/2021. The monthly P&I is in the amount of $464.78 with an interest rate of 9.500%. The current UPB is reflected in tape for the amount of $xx.	xx:The loan is currently in collections and the next payment is due for xx/XX/2021. The last payment was received on xx/XX/2022 in the amount of $529.60 which was applied for the due date xx/XX/2021. No records for foreclosure and bankruptcy have been found. The RFD is unable to be determined. Unable to determine current occupancy and condition of the property. xx:xx:xx	As per the adjustment of terms made on xx/XX/2012 between the borrower xx and the lender xx., on 3/XX/2012. The new principal balance is $xx. The borrower promises to pay P&I in the amount of $464.78 with an interest rate of 9.500%, beginning from 4/XX/2012. The maturity is 5/XX/2041.There is a deferred balance of $xx.	Affiliated Business Disclosure Credit Application Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures	Field: Deferred Balance Amount Loan Value: $xxxx.xx Tape Value: $xxxx.xx |---| $-xxxx.xx |----| -xx.xxxxx% Comment: Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: $xx   Tape Value: $xx   Variance: $-x.xx   Variance %: -x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxMMMxxxxxxxMMxx   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxMMxxxxxxxMMMxxxxxxxxxx   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Subject Property Type   Loan Value: Mobile Home   Tape Value: Single Family   Variance:    Variance %:    Comment: As per the updated title report, the property is mobile home.   Tape Source: Initial   Tape Type:
Field: Trial Modification Agreement in file? Loan Value: Unavailable Tape Value: No Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Mobile Home (Lvl 4) "Home is not affixed. As per the updated title report, the property is mobile home.
However, the Affidavit of Affixation is not available in the loan file. The ALTA 7 Endorsement is not attached with the final title policy. Also, the VIN# is not available in the legal description of the recorded mortgage. The tax certificate attached with the updated title shows separate assessment for land and improvements."	* Application Missing (Lvl 2) "Final application is missing from the loan file. However, values are updated from credit application located at “235538616_1346708”."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing from the loan document."
* Missing credit report (Lvl 2)     "Credit file is missing in loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the GA. The following state disclosures are missing in the loan file;
1. Waiver of Borrowers Rights and Closing Attorney Affidavit (not required by law but provided as a matter of custom)
2. Disclosure of Additional Fees"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan documents."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
21083609	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$321.10	10/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$843.21	10.249%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2022 shows that the subject mortgage was originated on xx/XX/2005 and it was recorded on xx/XX/2005 in the amount of $xx in favor of xx.
The chain of assignment has been completed. The current assignment is with “xx”.
No active judgments/liens have been found against the borrower/subject property.
The 1st installment of county tax for 2021 has been paid off in the amount of $321.10 on xx/XX/2021 and 2nd installment of $321.10 is due.
No delinquent taxes have been found for the prior years.	Review of updated payment history as of xx/XX/2022, the loan is in delinquency for +3 months and the next due for regular payment is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $843.21 with rate of 10.25% for the due date of xx/XX/2021. As per history the UPB is in the amount of $xx.	xx:The loan is currently in collections.
Review of updated payment history as of xx/XX/2022, the loan is in delinquency for +3 months and the next due for regular payment is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $843.21 with rate of 10.25% for the due date of xx/XX/2021. As per history the UPB is in the amount of $xx.
No any information is available regarding foreclosure, bankruptcy filings and property condition as latest 24 months comment history is missing. xx:xx:xx	Not Applicable	Credit Application Credit Report Hazard Insurance	Field: Borrower's Income is impacted by Covid-xx? Loan Value: Unavailable Tape Value: Yes |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Collections, xx-xxx Days   Tape Value: Collections, < xx Days   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Forbearance Plan Start Date   Loan Value: Unavailable   Tape Value: xx/XX/xxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: $xx   Tape Value: $xx   Variance: $-x.xx   Variance %: -x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: xx.xxxxx%   Tape Value: xx.xxxxx%   Variance: -x.xxxxx%   Variance %: -x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: MxxxMxxxMxxxMMMMMMMMMMMM   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MMMMMMMMMMMMxxxMxxxMxxxM   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Trial Modification Agreement in file? Loan Value: Unavailable Tape Value: Yes Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "Home has not been affixed. As per appraisal report, the subject property type is Manufactured home. However, the Affidavit of Affixation is not available in the loan file. The Alta-7 endorsement for manufactured home does not attached with the short form title policy. Also, the VIN# is not available in the legal description of the recorded mortgage. Hence, it is unable to determine whether the home has been attached to the permanent foundation.""	* Application Missing (Lvl 2) "Final 1003 is missing from loan documents."
* Missing credit report (Lvl 2)     "credit report is missing in loan file."
																																																																																								* Missing proof of hazard insurance (Lvl 2) "Hazard insurance certificate at the time of origination is missing from loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
26624423	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,600.00	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,140.74	9.080%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2022 shows that the subject mortgage was originated in the amount of $xx on xx/XX/2006 with the lender xx. which was recorded on xx/XX/2006.
The chain of assignment has been completed as the subject mortgage is with xx its Successors and Assigns.
No active judgments or liens have been found.
Taxes of 2021 have been paid in the amount of $1,600.00.	According to the payment history as of xx/XX/2022, the borrower has been delinquent with the loan for 1 month and the last payment was received on xx/XX/2021 which was applied for xx/XX/2021 and the next due date for the payment is xx/XX/2021. The P&I is in the amount of $1,140.74 and PITI is in the amount of $1,428.41. The UPB reflected is in the amount of $xx.	xx:As per the tape, the current status of the loan is in collection. According to the payment history as of xx/XX/2022, the borrower has been delinquent with the loan for 1 month and the last payment was received on xx/XX/2021 which was applied for xx/XX/2021 and the next due date for the payment is xx/XX/2021. The P&I is in the amount of $1,140.74 and PITI is in the amount of $1,428.41. The UPB reflected is in the amount of $xx.
The reason for default is unable to be determined.
No evidences have been found regarding foreclosure and bankruptcy.
The subject property has been occupied by the owner. xx:xx:xx	Not Applicable	Credit Application Credit Report	Field: Deferred Balance Amount Loan Value: Not Applicable Tape Value: $xxxx.xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: $xx  Tape Value: $xx   Variance: $x.xx   Variance %: x.xxxxx%   Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxMMMxxxxxxxx   Tape Value: CxxxCxxCxxxxxxCCCCCCCCxC   Variance:    Variance %:    Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxMMMxxxxxxxxxxxxx   Tape Value: CxCCCCCCCxxxxxxxCxxxxxxC   Variance:    Variance %:    Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/XX/xxxx Tape Value: xx/XX/xxxx Variance: -xx (Days) Variance %: Comment: Updated as per review. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Application is missing from the loan files."
* Missing credit report (Lvl 2)     "credit report is missing in loan file."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
32233248	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	XX	$5,809.31	$921.29	03/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$723.74	9.000%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	10/XX/2009	$87,195.13	$437.04	9.000%	$723.74	04/XX/2010	Financial Hardship	Review of updated title report dated xx/XX/2022 shows subject mortgage was originated on xx/XX/2006 in the amount of $xx with xx., and it was recorded on xx/XX/2006.

The chain of assignment has been completed. The loan is currently assigned with xx.

There is civil judgment open against the borrower in the amount of $3,927.17 with xx Bureau which was recorded on xx/XX/2021.

Annual combined taxes of 2022 are due in the amount of $921.29 on xx/XX/2022.
Annual school taxes of 2021 are delinquent in the amount of $4,071.60 which were good through till xx/XX/2022.
Annual combined taxes of 2020 are delinquent in the amount of $1,737.71 which were good through till xx/XX/2022.	The review of updated payment history as of xx/XX/2022, the subject loan is currently delinquent for 09 months and the next due date of payment is xx/XX/2021. The last payment was received in the amount of $723.74 which applied for xx/XX/2021. The current P&I is $723.74 with an interest rate of 9.000%. The UPB as of the date is mentioned in the updated payment history is in the amount of $xx.	xx:According to servicing comments, the loan is in collection. According to a review of the payment history as of xx/XX/2022, the borrower is currently delinquent for 10 months and the next due date is xx/XX/2021. The last payment was received on xx/XX/2021 total P&I in the amount of $723.74 with the rate of interest of 9.000%, which was applied for the due date of xx/XX/2021. UPB reflected in the latest payment history is in the amount of $xx.

As per comment dated xx/XX/2021, the borrower’s income is impacted by covid-19. The servicer provided an FB which ran and were extended several times from xx/XX/2021 to xx/XX/2022. Further details not provided.

As per collection comments dated xx/XX/2021 there is a xx.
																																																																																	As per BPO report xx is $2,000. xx:xx:xx	The modification agreement was made between lender and borrower on xx/XX/2009. As per the modified term, the new principal balance is $xx. The borrower promises to pay $723.74 monthly with a modified interest rate of 9.000% beginning from 4/XX/2010 with a maturity date of 1/XX/2036. The modification does not have a balloon provision. The loan was modified once since origination. There is a deferred amount $437.04.	Credit Application Credit Report		2: Acceptable with Warnings			* Application Missing (Lvl 2) "Application document is missing from loan file." * Missing credit report (Lvl 2) "credit report is missing in loan file." * ROR not hand dated by borrower(s) (Lvl 2) "ROR not hand dated by borrower."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$2,000.00	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
3642373	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,187.08	01/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$494.84	8.629%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2007 and recorded on xx/XX/2007 in the amount of $xx with xx, with Instrument#xx.

The chain of assignment has been completed. Currently, the assignment is with xx.

There is a junior mortgage against the subject property in the favor of xx, which was originated on xx/XX/2007 and recorded on xx/XX/2007 in the amount of $xx

Annual combined taxes of 2022 have been paid on xx/XX/2022 in the amount of $366.03.	According to the payment history as of xx/XX/2022, the borrower is delinquent for a month. The last payment was received on xx/XX/2022 which was applied for the due date of xx/XX/2021 and the next due date for payment is xx/XX/2022. The P&I is in the amount of $494.84 and PITI is in the amount of $494.84. The UPB reflected as per the payment history is in the amount of $xx.	xx:The current status of the loan is collection.
According to the payment history as of xx/XX/2022, the borrower is delinquent for a month. The last payment was received on xx/XX/2022 which was applied for the due date of xx/XX/2021 and the next due date for payment is xx/XX/2022. The P&I is in the amount of $494.84 and PITI is in the amount of $494.84. The UPB reflected as per the payment history is in the amount of $xx. xx:xx:xx	Not Applicable	Credit Application Credit Report Initial Escrow Acct Disclosure	Field: Interest Calculation Type Loan Value: xxx/xxx Tape Value: xx/xxx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: $xx  Tape Value: $xx   Variance: $-x.xx   Variance %: -x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: x.xxxxx%   Tape Value: x.xxxxx%   Variance: -x.xxxxx%   Variance %: -x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Debt consolidation   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-x Loan Value: Refinance Tape Value: Cash Out Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file. However, values are updated from credit application located at xx."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing from the loan document."
																																																																																								* Missing credit report (Lvl 2) "credit report is missing in loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
83024595	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$357.00	07/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$309.93	8.650%	240	xx	xx	Conventional	ARM	Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2022 shows that the subject mortgage was originated on xx/XX/2003 and was recorded on xx/XX/2003 in the amount of $xx in favor of “xx.”
The chain of assignments has been completed. The mortgage is currently assigned to xx, which was recorded on xx/XX/2016.
No active judgments or liens were found.
The 2021 county annual taxes have been paid off in the amount of $362.36 on xx/XX/2022.
The 2021 city annual taxes have been paid off in the amount of $158.00on xx/XX/2022.
Annual water charges of the year 2022 are delinquent in the amount of $82.01 which was due on xx/XX/2022.	According to a review of the payment history as of xx/XX/2022, the borrower is currently delinquent for 14 months and the next due date for the regular payment is xx/XX/2020. The last payment was received on xx/XX/2021 total in the amount of PITI $382.98 which includes P&I $355.92 with the rate of interest of 8.150% which was applied for the due date of xx/XX/2020. The UPB reflected in the latest payment history is in the amount of $xx.	xx:The loan is in collection.
According to a review of the payment history as of xx/XX/2022, the borrower is currently delinquent for 14 months and the next due date for the regular payment is xx/XX/2020. The last payment was received on xx/XX/2021 total in the amount of PITI $382.98 which includes P&I $355.92 with the rate of interest of 8.150% which was applied for the due date of xx/XX/2020. The UPB reflected in the latest payment history is in the amount of $xx.
As per PACER report borrower has not filed bankruptcy since loan origination.
No evidences have been found regarding the current/prior foreclosure proceedings.
The comment dated xx/XX/2021 shows that reason for default is curtailment of income.
Borrower’s willingness and ability to pay is poor.
The comment dated xx/XX/2021 shows that subject property has been occupied by owner.
According to comment dated xx/XX/2020, borrower’s income has been impacted by covid-19. The comment dated xx/XX/2020 shows that borrower lost his job. As per tape data borrower was on covid-19 forbearance plan from xx/XX/2020 to xx/XX/2022. Forbearance plan has been extended for 2-3 times. xx:xx:xx	Not Applicable	Credit Application Credit Report Initial Escrow Acct Disclosure	Field: Borrower #x Middle Name Loan Value: xx Tape Value:xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Collections, xx-xxx Days   Tape Value: Collections   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: xxx/xxx   Tape Value: xx/xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: $xx   Tape Value: $xx  Variance: $x.xx   Variance %: x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxmmmmmmmmmmmm   Tape Value: CCCCCCCCCCCCCxxxCCCCCxxC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: mmmmmmmmmmmmxxxxxxxxxxxx   Tape Value: CxxCCCCCxCxCCCCCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx  Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx Variance: xx (Days) Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file. However, values are Updated from credit Application."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "The Compliance Ease Risk indicator is "moderate” due to TILA Right of Rescission Test:-Fail"
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Right of Rescission Test:-Fail
This loan failed the TILA right of rescission test.
Closed-end ( 12 CFR §1026.23(a)(3) , transferred from 12 CFR §226.23(a)(3) ), Open-end ( 12 CFR §1026.15(a)(3) ,
transferred from 12 CFR §226.15(a)(3) )
The funding date is before the third business day following consummation.
The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing from the loan document."
* Missing credit report (Lvl 2)     "credit report is missing in loan file."
* Note has LIBOR Index with Replacement Clause (Lvl 2)     "Note states, If the Index is no longer available, the Note Holder will choose a new index that is based upon comparable information.  The Note holder will give notice of this choice."
																																																																																								* Operative index value is unable to confirm (Lvl 2) "Unable to determine operative index value from available loan document."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
16578683	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$864.06	08/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$651.64	9.570%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	$33,274.86	$8,393.20	9.572%	$651.64	06/XX/2021	Financial Hardship	Review of updated title report dated xx/XX/2022 shows subject mortgage was originated on xx/XX/2006 in the amount of $xx with xx., and it was recorded on xx/XX/2006.

The chain of assignment has been completed. The loan is currently assigned with xx.

There is a state tax lien of ‘xx’ against the borrower ‘xx’ in the amount of $1,602.47 which was recorded on xx/XX/2018.

There is one civil judgment open against the borrower in the amount of $6,639.85 with xx which was recorded on xx/XX/2021.
First half county taxes of 2021 have been paid off in the amount of $432.03 on xx/XX/2022.
Second half county taxes of 2021 are due in the amount of $432.03 on xx/XX/2022.

There are utility charges for parcel# xx-xx are delinquent in the amount of $238.16 which were good through till xx/XX/2022.	The review of updated payment history as of xx/XX/2022, the subject loan is currently delinquent for 5 months and the next due date of payment is xx/XX/2021. The last payment was received in the amount of $725.38 which applied for xx/XX/2021. The current P&I is $651.64 with an interest rate of 9.xx%. The UPB as of the date is mentioned in the updated payment history is in the amount of $xx and deferred balance in the amount of $8,393.20.	xx:The review of the collection comment shows that the loan is in collection.

The review of updated payment history as of xx/XX/2022, the subject loan is currently delinquent for 5 months and the next due date of payment is xx/XX/2021. The last payment was received in the amount of $725.38 which applied for xx/XX/2021. The current P&I is $651.64 with an interest rate of 9.xx%. The UPB as of the date is mentioned in the updated payment history is in the amount of $xx and deferred balance in the amount of $8,393.20.
No foreclosure activity has been found.
No pertaining bankruptcy-related details have been found.
As per the comment dated xx/XX/2020 the reason for default is loss of job. FB plans ran and were extended several times from xx/XX/2020.
The property is owner occupied and is in average condition. As per servicing comment dated xx/XX/2021, subject property was affected by natural disaster. More details are not provided. Information regarding the damage and repair is not available in the latest servicing comments. xx:xx:xx	The loan modification agreement is missing from the loan file. This is conventional fixed rate mortgage with P&I of $651.64 with the rate of interest 9.5700% and a maturity date of 8/XX/2026. The P&I as per payment history is the $651.64 and rate of interest is 9.5700%. However, as per servicing comment dated 5/XX/2021, the loan was modified as streamline-MOD with new payment due date 6/XX/2021, new P&I $651.64 with interest rate 9.572%, with new term as 63 months and modified UPB $xx and deferred amount $xx.	Credit Application Credit Report	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Application is missing from the loan files."
* Missing credit report (Lvl 2)     "credit report is missing in loan file."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by borrower."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
63239723	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$707.85	07/XX/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$369.63	8.830%	181	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	03/XX/2021	$23,960.62	Not Applicable	8.330%	$242.04	03/XX/2021	Financial Hardship	As per the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2007, which was recorded on xx/XX/2007 in the amount of $xx in favor of xx. The chain of assignment has been completed. Currently, the mortgage is assigned with xx. Annual property taxes for the year of 2021 were paid on xx/XX/2021 in the amount of $707.85 without any prior delinquency.	According to the payment history as of xx/XX/2022, the borrower is 17 months delinquent with the loan. The last payment received on xx/XX/2020 which is applied on xx/XX/2020. The next due date for payment is xx/XX/2020. The P&I are in the amount of $242.37 and PITI is in the amount of $298.78. The UPB reflected as per the payment history is in the amount of $xx.	xx:The current status of loan is in collection.
According to the payment history as of xx/XX/2022, the borrower is 17 months delinquent with the loan. The last payment received is not available in payment history. The next due date for payment is xx/XX/2020. The P&I are in the amount of $242.37 and PITI is in the amount of $298.78. The UPB reflected as per the payment history is in the amount of $xx.
The reason for default is unable to be determined.
As per the BPO inspection report dated xx/XX/2021 located at xx property had roof and facia trim damages. The estimated repairs cost is $xx. No further information available to determine damages are repaired or not. xx:xx:xx	The loan modification agreement was made on xx/XX/2021 with the new principal balance of $ xx. The borrower has promised to pay the new P&I $242.03 with the interest rate of 8.330% beginning from 03/XX/2021 to 02/XX/2026 and after pay P&I 242.37 with interest rate 8.365% beginning from 03/XX/2026 till the maturity date of 02/XX/2035.	Credit Application Credit Report Hazard Insurance HUD-1 Closing Statement Origination Appraisal Right of Rescission	Field: Borrower #x Middle Name Loan Value: Not Applicable Tape Value: PIPKIN |---| |----| Comment: No discrepancies. Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xx    Tape Value: xx  Variance:    Variance %:    Comment: No discrepancies.   Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Collections, >= xxx Days   Tape Value: Collections   Variance:    Variance %:    Comment: No discrepancies.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xxx (Days)   Variance %:    Comment: No discrepancies.   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: xxx/xxx   Tape Value: In Arrears   Variance:    Variance %:    Comment: No discrepancies.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: No discrepancies.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: No discrepancies.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: No discrepancies.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: $xx Tape Value: $xx  Variance: $-x.xx   Variance %: -x.xxxxx%   Comment: No discrepancies.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: No discrepancies.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: No discrepancies.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxMMxxMMxxxxxx   Tape Value: CCCCCCCCCCCCCCxxCxxxxCCx   Variance:    Variance %:    Comment: The pay history string is xxxxxxxxxxxxxxxxxxxxxxxxxxx.   Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Reversed Loan Value: xxxxxxMMxxMMxxxxxxxxxxxx Tape Value: xCCxxxxCxCCCCCCCCCCCCCCC Variance: Variance %: Comment: The pay history string is xxxxxxxxxxxxxxxxxxxxxxxxxxx. Tape Source: Initial Tape Type:	3: Curable		* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with preliminary HUD-1 & fee itemization are missing from the loan file."	* Application Missing (Lvl 2) "Final Application is missing from the loan documents." * Missing Appraisal (Lvl 2) "Appraisal report is missing from the loan documents." * Missing credit report (Lvl 2) "Credit report is missing in loan file." * Missing proof of hazard insurance (Lvl 2) "Hazard insurance is missing from the loan documents." * Right of Rescission missing or unexecuted (Lvl 2) "Right of Rescission is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$10,000.00	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
73937912	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$1,137.74	$1,599.12	11/XX/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,592.91	12.400%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	03/XX/2020	$144,786.23	Not Applicable	6.915%	$899.82	03/XX/2020	Financial Hardship	As per the review of the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2007 and was recorded on xx/XX/2007 in the amount of $xx in favor of “xx.”
The chain of assignments has been completed. Currently, the mortgage is with xx, which was recorded on xx/XX/2016.
There is a sub-ordinated mortgage in the amount of $xx which was recorded on xx/XX/2006 in the favor of xx.
There are 4 civil judgments in the total amount of $9,690.92 in the favor of different plaintiffs and recorded on different dates.
1st and 2nd installments county taxes for 2022 have been due in the amount of $1,599.12.
Annual county taxes for 2018 have been delinquent in the amount of $1,137.74 good through xx/XX/2022.	According to the payment history as of xx/XX/2022, the borrower is delinquent for 17 months and the next payment is due for xx/XX/2020. The last payment was received on xx/XX/2021 in the amount of $1,229.88 which was applied for the due date xx/XX/2020. The monthly P&I is in the amount of $890.83 with an interest rate of 6.915%. The current UPB is reflected in tape for the amount of $xx.	xx:The loan is currently in bankruptcy and the next payment is due for xx/XX/2020. The last payment was received on xx/XX/2021 in the amount of $1,229.88 which was applied for the due date xx/XX/2020. No records for foreclosure have been found. The RFD is unable to be determined. Unable to determine current occupancy and condition of the property. xx:xx:According to the review of the PACER report, the borrower xx had filed the bankruptcy under chapter 13 with case#xx on xx/XX/2018. The POC xx was filed by the creditor xx on xx/XX/2019 for the secured claim amount of $xx and the amount of arrearage is $7,631.45. The plan was confirmed on xx/XX/2019. The borrower shall pay the trustee the amount of $75.00 for 1 month, then $175.00 per month for 17 months, then $350.00 per month for 42 months. The total amount to be paid is $xx. The date of last filing bankruptcy is xx/XX/2022.	The step modification agreement was made between the borrower "xx" and lender xx on xx/XX/2020. The new modified unpaid principal balance is $xx. The borrower promises to pay a monthly payment of $899.82 with an interest rate of 6.915%, beginning from 3/XX/2020. The maturity date is 2/XX/2060. The rate will change in 6 steps which end with 11.547%.	Credit Application Credit Report Initial Escrow Acct Disclosure	Field: Current Legal Status Loan Value: Bankruptcy-Delinquent Tape Value: Bankruptcy |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xxx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: xxx/xxx   Tape Value: In Arrears   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step x Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xxxx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: x.xxx%   Tape Value: x.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step x Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xxx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: x.xxx%   Tape Value: x.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step x Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xxx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: x.xxx%   Tape Value: x.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step x Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xxx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: x.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step x Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xxx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: xxxxx.xx%   Tape Value: xx.xxx%   Variance: xxxxx.xxx%   Variance %: xxxxx.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: $xx   Tape Value: $xx  Variance: $x.xx   Variance %: x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxMxxxx   Tape Value: CCCCCCCCCCxxCCCCCCxxxxFF   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xxxxMxxxxxxxxxxxxxxxxxxx Tape Value: FFxxxxCCCCCCxxCCCCCCCCCC Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 Application is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing from the loan document."
																																																																																								* Missing credit report (Lvl 2) "Credit report is missing in loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
47870610	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$286.00	11/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$434.27	10.890%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	08/XX/2021	$50,130.00	Not Applicable	2.875%	$175.87	08/XX/2021	Financial Hardship	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2009 and it was recorded on xx/XX/2009 in the amount of $xx in favor of “xx”.

The chain of assignment has been completed. Currently, the assignment is with “xx”, its successors and assigns.

1) There is an active junior civil judgment available in the updated title report against borrower xx, xx in the amount of $8,091.15 in favor of xx and it was recorded on xx/XX/2018.
2) There is an active junior civil judgment available in the updated title report against borrower xx in the amount of $6,930.13 in favor of xx and it was recorded on xx/XX/2019.

The annual County taxes for 2021 have been paid in full in the amount of $286.00 on xx/XX/2021.
No prior year delinquent taxes have been found.	As per the review of payment history as of xx/XX/2022, the borrower is currently delinquent for 01 month and next due date is xx/XX/2021. The last payment was received in the amount of $218.84 which was applied for the due date of xx/XX/2021. The current P&I is $175.87and UPB is $xx as per provided payment history excel.	xx:xx: According to servicing comments, the loan is in collection.

According to payment history as of xx/XX/2022, the borrower is currently delinquent for 02 months and the next due date for payment is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $175.87 which was applied for due date xx/XX/2021. The current P&I is in the amount of $175.87 and current PITI is in the amount of $218.84 with an interest rate of 2.8750%. The current UPB reflected as per the payment history is in the amount of $xx.
Final application is missing from the loan file. However, unable to determine the current employment of the borrower.
The loan was modified on xx/XX/2011 with new principal balance of $xx. The borrower promises to pay the new modified P&I of $175.87 with the new fixed interest rate of 2.875% beginning from xx/XX/2021 to the new maturity date of xx/XX/2061.
Unable to determine the current occupancy of the subject property xx:xx:xx:xx:xx	The modification agreement was made between the borrower xx and lender xx on xx/XX/2011. The new modified principal balance is $xx. The borrower promises to pay the P&I in the amount of $175.87 with an interest rate of 2.8750% beginning from 08/XX/2021 till the maturity date of 07/XX/2061.	Credit Application Credit Report Notice of Servicing Transfer	Field: Current Legal Status Loan Value: Collections, < xx Days Tape Value: Collections |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: xxx/xxx   Tape Value: In Arrears   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: $xx   Tape Value: $xx   Variance: $-x.xx   Variance %: -x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxmmxxxxxxxxxx   Tape Value: CCCCCCCCCxxxxxxxxxxxxCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxmmxxxxxxxxxxxx   Tape Value: CCCxxxxxxxxxxxxCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Trial Modification Agreement in file? Loan Value: Unavailable Tape Value: No Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Application is missing from the loan files."
* Missing credit report (Lvl 2)     "credit report is missing in loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer document is missing from the loan files."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
70422373	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$45.65	$922.73	01/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$949.98	11.120%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	10/XX/2018	$90,417.35	Not Applicable	6.250%	$648.93	10/XX/2018	Financial Hardship	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2005 and it was recorded on xx/XX/2005 in the amount of $xx in favor of “xx.”.

The chain of assignment has been completed. Currently, the assignment is with “xx”, its successors and assigns.

No active judgments or liens have been found.

The annual County taxes for 2021 have been paid in full in the amount of $922.73 on xx/XX/2021.
As per the review of the updated title report dated xx/XX/2022, the water sewer taxes are delinquent in the amount of $45.65 which was due on xx/XX/2022.	As per the review of payment history as of xx/XX/2022, the borrower is currently delinquent for 1 month and next due date is xx/XX/2021. The last payment was received on xx/XX/2022 in the amount of $735.10 which was applied for the due date of xx/XX/2021. The current P&I is $648.93 and UPB is $xx as per provided payment history excel.	xx:xx: According to servicing comments, the loan is in collection.

According to payment history as of xx/XX/2022, the borrower is currently delinquent for 01 month and the next due date for payment is xx/XX/2021. The last payment was received on xx/XX/2022 in the amount of $648.93 which was applied for due date xx/XX/2021. The current P&I is in the amount of $648.93 and current PITI is in the amount of $735.10 with an interest rate of 6.250%. The current UPB reflected as per the payment history is in the amount of $xx.
Final application is missing from the loan file. However, unable to determine the current employment of the borrower.
The loan was modified on xx/XX/2018 with the 6 step amortization with the new principal balance of $xx. The borrower promises to pay the initial step P&I of $648.93 with the new initial step interest rate of 6.250% beginning from xx/XX/2018 and the new maturity date is xx/XX/2039. xx:xx:xx:xx:xx	The loan was modified on xx/XX/2018 with the 6 step amortization with the new principal balance of $xx. The borrower promises to pay the initial step P&I of $648.93 with the new initial step interest rate of 6.250% beginning from 10/XX/2018 and the new maturity date is 06/XX/2039.	Affiliated Business Disclosure Credit Application Credit Report Notice of Servicing Transfer	Field: Borrower Last Name Loan Value: xx Tape Value: xx|---| |----| Comment: Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: -xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: xxx/xxx   Tape Value: In Arrears   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step x Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: -xxxx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: x.xxx%   Tape Value: x.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step x Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: -xxx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: x.xxx%   Tape Value: x.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step x Date   Loan Value: xx/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xxx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: $xx   Tape Value: $xx Variance: $-x.xx   Variance %: -x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxmmxxxxxxxxx   Tape Value: CCCCCCCxxCxCxxxxCxxxFFFx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxmmxxxxxxxxxxxxx   Tape Value: xFFFxxxCxxxxCxCxxCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-x   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Trial Modification Agreement in file? Loan Value: Unavailable Tape Value: No Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Application is missing from the loan files."
* Missing credit report (Lvl 2)     "Credit report is missing in loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer document is missing from the loan files."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business document is missing from the loan files."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
10539420	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$959.92	01/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$462.42	11.120%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	09/XX/2017	$48,063.64	Not Applicable	7.334%	$472.77	08/XX/2017	Financial Hardship	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2006 with the lender xx. for the amount of $xx which was recorded on xx/XX/2006.
Chain of assignment has been completed. Last assignment is with the “xx”.
No active liens and judgments have been found.
First and second county installment taxes for the year of 2021 have been paid in the amount of $814.47 and $145.45.
No prior year delinquent taxes have been found.	According to the payment history as of xx/XX/2022, the borrower is delinquent from 02 months and the next due date is xx/XX/2021. The last payment was received on xx/XX/2022 in the amount of $509.81. Current P&I is $310.41 and the interest rate of 7.330%. The new UPB is reflected in the amount of $xx.	xx:The loan is in the collection.
According to the payment history as of xx/XX/2022, the borrower is delinquent from 02 months and the next due date is xx/XX/2021. The last payment was received on xx/XX/2022 in the amount of $509.81. Current P&I is $310.41 and the interest rate of 7.330%. The new UPB is reflected in the amount of $xx.
Reason for default is unable to be determined.
The loan has been modified on xx/XX/2017.
No foreclosure activity has been found.
No bankruptcy details have been found.
Subject property is owner occupied. No damage and repairs have been found. xx:xx:xx	The loan was step way modified on xx/XX/2017 with new principal balance of $ xx. The borrower promises to pay the new modified P&I of $ 472.77 with the new fixed interest rate of 7.334% beginning from 08/XX/2017 to the new maturity date of 07/XX/2057.	Affiliated Business Disclosure Credit Application Credit Report	Field: Borrower #x Middle Name Loan Value: xx Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Interest Calculation Type   Loan Value: xxx/xxx   Tape Value: In Arrears   Variance:    Variance %:    Comment: Interest calculation type is xxx/xxx.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: REO is not applicable.   Tape Source: Initial   Tape Type:
Field: Mod Step x Date   Loan Value: Not Applicable   Tape Value: x/XX/xxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: Not Applicable   Tape Value: x.xxx%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: $xx Tape Value: $xx   Variance: $-x.xx   Variance %: -x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: original CLTV is xx.xxx%   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: original standard LTV is xx.xxx%   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: CCCxxxxxCCCxCCCCxxCxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx Tape Value: xxxxxCxxCCCCxCCCxxxCxCCC Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The final loan application is missing from loan file docs."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA right of rescission test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA right of rescission test.
The funding date is before the third business day following consummation.
The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last."
* Missing credit report (Lvl 2)     "Credit report is missing in loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The affiliated business disclosure is missing from loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
85106632	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,661.42	01/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,345.26	9.420%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	11/XX/2021	$83,159.23	Not Applicable	8.877%	$967.73	11/XX/2021	Financial Hardship	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2006 and recorded on xx/XX/2006 in the amount of $xx with MERS as nominee for xx.

The chain of assignment has been completed. Currently, the assignment is with xx, its successor and assigns.

1) There is an active junior Mortgage available in the updated title report in the amount of $xx in favor of xx. and it was recorded on xx/XX/2007.
2) There are five active civil judgments available in the updated title report against borrower xx in the total amount of $xx in favor of xx and they were recorded between xx/XX/2009 to xx/XX/2011.
3) There are three active hospital liens available in the updated title report against borrower xx and xx in the total amount of $2,276.53 in favor of xx and they were recorded between xx/XX/2009 to xx/XX/2011.

The 1st installment of town tax for 2020 has been paid off in the amount of $1,885.63 on xx/XX/2021 and 2nd installment of $1,830.71 has also been paid off on 12/XX/201.

No prior year delinquent taxes have been found.	According to the payment history as of xx/XX/2022, the borrower is performing and the next due date for payment is xx/XX/2022. The last payment was received in the amount of $967.73 which was applied for due date xx/XX/2022. The current P&I is in the amount of $967.73 and current PITI is in the amount of $1,304.19 with an interest rate of 8.877%. The current UPB reflected as per the payment history is in the amount of $xx.	xx:The subject loan is performing.

According to payment history as of xx/XX/2022, the borrower is currently performing and the next due date for payment is xx/XX/2022. The last payment was received in the amount of $967.73 which was applied for due date xx/XX/2022. The current P&I is in the amount of $967.73 and current PITI is in the amount of $1,304.19 with an interest rate of 8.877%. The current UPB reflected as per the payment history is in the amount of $xx.

Final application is missing from the loan file. However, unable to determine the current employment of borrower.

The loan was modified on xx/XX/2021 with the 2 step amortization with the new principal balance of $xx. The borrower promises to pay the initial step P&I of $967.73 with the new initial step interest rate of 8.877% beginning from xx/XX/2021 and the new maturity date is xx/XX/2033.
Unable to determine the current occupancy of the subject property. xx: xx: xx:xx:xx	The loan was modified on xx/XX/2021 with the 2 step amortization with the new principal balance of $xx. The borrower promises to pay the initial step P&I of $967.73 with the new initial step interest rate of 8.877% beginning from 11/XX/2021 and the new maturity date is 03/XX/2033.	Affiliated Business Disclosure
Credit Application
Credit Report
Initial Escrow Acct Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Prepayment Penalty Rider	Field: Current Legal Status Loan Value: Performing Tape Value: Collections |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Interest Calculation Type   Loan Value: xxx/xxx   Tape Value: In Arrears   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step x Date   Loan Value: xx/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xxx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: $xx   Tape Value: xx   Variance: $x.xx   Variance %: x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxMMMMMMMMMM   Tape Value: CxCCCxCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MMMMMMMMMMxxxxxxxxxxxxxx   Tape Value: CCCCCCCCCCCCCCCCCCxCCCxC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Unavailable   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Trial Modification Agreement in file? Loan Value: Unavailable Tape Value: No Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The Final 1003 application is missing in the loan file; however the values are taken from note and loan documents."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "This loan failed the Connecticut license validation test. (xx)
First mortgage lender licenses and secondary mortgage lender licenses in existence on June 30th, 2008 shall be deemed on and after July 1st, 2008, to be a mortgage lender license.
As of July 1, 2008 the Connecticut First Mortgage Lender License and the Connecticut Second Mortgage Lender License are no
longer valid. The Connecticut Mortgage Lender License is available for loans with a closing date before July 1st, 2008."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "The Compliance Ease Risk indicator is "moderate” due to
TILA Right of Rescission Test: FAIL
CT License Validation Test: FAIL"
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA right of rescission test.
Closed-end ( 12 CFR §1026.23(a)(3) , transferred from 12 CFR §226.23(a)(3) ), Open-end ( 12 CFR §1026.15(a)(3) ,
transferred from 12 CFR §226.15(a)(3) )
The funding date is before the third business day following consummation.
The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing from the loan document."
* Missing Appraisal (Lvl 2)     "An appraisal report at origination is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing in loan file."
* Missing Required State Disclosures (Lvl 2)     "This loan failed the Connecticut license validation test. (CT HB 5577 Section 39(b))
First mortgage lender licenses and secondary mortgage lender licenses in existence on June 30th, 2008 shall be deemed on and after July 1st, 2008, to be a mortgage lender license.
As of July 1, 2008 the Connecticut First Mortgage Lender License and the Connecticut Second Mortgage Lender License are no
longer valid. The Connecticut Mortgage Lender License is available for loans with a closing date before July 1st, 2008."
* Mortgage Riders incomplete / inaccurate (Lvl 2)     "Mortgage riders is incomplete due to the prepayment rider is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing Transfer disclosure is missing from the loan documents."
* Prepayment Rider Missing (Lvl 2)     "The prepayment rider is missing from the loan documents."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan documents."		Moderate	Pass	Fail	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
70271275	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	08/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$490.81	7.750%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2003 and recorded on xx/XX/2003 in the amount of $xx with MERS as nominee for xx. The chain of assignment has been completed. Currently, the assignment is with xx, its successors and assigns. Annual county taxes of 2021 have been paid in the amount of $0.00 on xx/XX/2021. No prior year delinquent taxes have been found. There is UCC xx found against the subject property in the favor of “xx” in the amount of $ 0.00 which was recorded on xx/XX/2018.	According to the payment history as of xx/XX/2022, the borrower is currently delinquent for 08 months and the next due date for payment is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $527.71 which was applied for due date xx/XX/2021. The current P&I is in the amount of $490.81 and current PITI is in the amount of $490.81 with an interest rate of 7.750% The current UPB reflected as per the payment history is in the amount of $xx.	xx:According to servicing comments, the loan is in collection.

According to the payment history as of xx/XX/2022, the borrower is currently delinquent for 08 months and the next due date for payment is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $527.71 which was applied for due date xx/XX/2021. The current P&I is in the amount of $490.81 and current PITI is in the amount of $490.81 with an interest rate of 7.750% The current UPB reflected as per the payment history is in the amount of $xx.

There is no evidence regarding the bankruptcy and foreclosure in the loan file. The borrower’s willingness to pay is poor and servicing rating is below expectation.

As per comment dated xx/XX/2020, the reason for default is xx

As per comment dated xx/XX/2021, the borrower’s income is impacted by covid-19. The servicer provided an FB which ran and were extended several times from xx/XX/2021 to xx/XX/2021. xx:xx:xx	Not Applicable	Affiliated Business Disclosure Credit Application Credit Report Good Faith Estimate Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Borrower #x Middle Name Loan Value: xx Tape Value: xx |---| |----| Comment: Changed. Tape Source: Initial Tape Type:
Field: Forbearance Plan Start Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xx (Days)   Variance %:    Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: $xx   Tape Value: $xx  Variance: $-x.xx   Variance %: -x.xxxxx%   Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: x.xxxxx%   Tape Value: x.xxxxx%   Variance: -x.xxxxx%   Variance %: -x.xxxxx%   Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Lower rate or term   Tape Value: No Cash-Out   Variance:    Variance %:    Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Manufactured Housing Tape Value: Single Family Variance: Variance %: Comment: Changed. Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "Home is not affixed. As per Appraisal Report located at “235537654_1339885 Page#896” the subject property is a manufactured home. The ALTA 7 Endorsement is not attached with the Final Title Policy. The legal description attached with the subject mortgage does not show VIN/Serial Number. The affidavit of affixation is not available with UT located at “Ln#95305” which states that the manufactured home with no affixed to the permanent foundation."	* Application Missing (Lvl 2) "Final application is missing from the loan file. However, values are Updated from credit Application located at “235537654_1339885”."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final Good Faith Estimate is missing from loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing from the loan document."
* Missing credit report (Lvl 2)     "Credit report is missing in loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the Georgia State. The following state disclosures are missing in the loan file;
1. Waiver of Borrowers Rights and Closing Attorney Affidavit (not required by law but provided as a matter of custom)
2. Disclosure of Additional Fees"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing Transfer disclosure is missing from the loan documents."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan documents."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$1,000.00	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
1775124	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,961.18	08/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,009.09	11.247%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2008 which was recorded on xx/XX/2008 in the amount of $xx with xx.
The chain of assignment has been completed. Currently, the mortgage is with xx which was recorded on xx/XX/2016.
No active liens and judgments against the borrower/property.
No delinquent taxes have been found.	According to the available payment history as of xx/XX/2022, the borrower is delinquent for 18 months. The last payment was received on xx/XX/2021 which was applied to xx/XX/2020. The next due date for payment is xx/XX/2020. The P&I is in the amount of $1,009.09 and PITI is in the amount of $1,283.34. The UPB reflected as per the payment history is in the amount of $xx.	xx:The loan is currently in collections. According to the available payment history as of xx/XX/2022, the borrower is delinquent for 18 months. The last payment was received on xx/XX/2021 which was applied to xx/XX/2020. The next due date for payment is xx/XX/2020. The P&I is in the amount of $1,009.09 and PITI is in the amount of $1,283.34. The UPB reflected as per the payment history is in the amount of $xx.
As per the comment dated xx/XX/2020, the borrower’s income has been affected by Covid-19.
Unable to determine the occupancy and condition of the subject property. No damage or repairs have been found. xx:xx:xx	Not Applicable	Credit Application Credit Report Prepayment Penalty Rider	Field: Current Legal Status Loan Value: Collections, < xx Days Tape Value: Collections |---| |----| Comment: According to the available payment history as of x/XX/xxxx, the borrower is delinquent for xx months. Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $xx.xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: xxx/xxx   Tape Value: xx/xxx   Variance:    Variance %:    Comment: xxx/xxx.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Yes.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: $xxxxxx.xx   Tape Value: $xxxxxx.xx   Variance: $x.xx   Variance %: x.xxxxx%   Comment: $xx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: xx.xxxxx%   Tape Value: xx.xxxxx%   Variance: -x.xxxxx%   Variance %: -x.xxxxx%   Comment: xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxMMxxxxxxxxxx   Tape Value: xxCCCxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: xxxxxxxxxxxxxxxxxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxMMxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxCCCxx   Variance:    Variance %:    Comment: xxxxxxxxxxxxxxxxxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx Variance: xx (Days) Variance %: Comment: x/XX/xxxx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit Report missing from the loan file"
																																																																																								* Prepayment Rider Missing (Lvl 2) "Prepayment rider is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
56656358	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$619.53	01/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$352.26	10.900%	181	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	No	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	01/XX/2018	$24,278.82	Not Applicable	9.900%	$240.30	01/XX/2018	Financial Hardship	As per the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2008 and was recorded on xx/XX/2016 in the amount of $xx with lender “xx.”
The chain of assignments has been completed. The mortgage is currently assigned to xx, which was recorded on xx/XX/2016.
There is an active prior mortgage with lender “xx.” for the amount of $xx originated on xx/XX/1984 and recorded on xx/XX/1984.
 No active judgments or liens were found.
The 2021 county annual taxes have been paid in the amount of $619.53. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/XX/2022, the borrower is regular with the payment and the next due date is xx/XX/2022. The last payment was received on xx/XX/2022 for the amount of $301.34xx. The monthly P&I is in the amount of $249.30 with an interest rate of 9.900%. The current UPB is reflected PH for the amount of $xx.	xx:The current status of the loan is current. According to the payment history as of xx/XX/2022, the borrower is regular with the payment and the next due date is xx/XX/2022. The last payment was received on xx/XX/2022 for the amount of $301.34xx. The monthly P&I is in the amount of $249.30 with an interest rate of 9.900%. The current UPB is reflected PH for the amount of $xx.
No evidences have been found regarding the foreclosure and bankruptcy as the latest CH is missing.
Occupancy is unable to determine. xx:xx:xx	The modification agreement was signed between the borrower "xx" and lender "xx" with an effective date of xx/XX/2018 shows the new modified unpaid principal balance is $xx out of which $xx is interest bearing amount. The borrower had promised to pay the monthly P&I is $240.30 beginning from 01/XX/2018 and a new maturity date of 06/XX/2034 with modified interest rate 9.900%. There are no deferred balance and principal forgiven amount.	Credit Application Credit Report Flood Certificate Good Faith Estimate Hazard Insurance Initial Escrow Acct Disclosure	Field: Borrower Last Name Loan Value: xx. Tape Value: xx |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value: Collections   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xx (Days)   Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: xxx/xxx   Tape Value: In Arrears   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: NA   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxMMMMMMMMMMMM   Tape Value: CCCCCCCCxxxxxCCCCCCCCCCC   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MMMMMMMMMMMMxxxxxxxxxxxx   Tape Value: CCCCCCCCCxCxxxxxCCCCCCCC   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Trial Modification Agreement in file? Loan Value: Unavailable Tape Value: No Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 Application is missing from the loan documents."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "The Compliance Ease Risk indicator is moderate due to below reasons:-

 TILA finance charge test

TILA foreclosure rescission finance charge test

 TILA right of rescission test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA foreclosure rescission finance charge test.
The loan data is $xx and comparison data is $xx; hence, the variance is -$546.10.
The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate for purposes of rescission because it is understated by more than $35.

This loan failed the TILA finance charge test.
The loan data is $xx and comparison data is $xx; hence, the variance is -$546.10.
The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate because it is understated by more than $100.

This loan failed the TILA APR test.
The loan data is 11.140% and comparison data is 11.467%; hence, the variance is -0.327%.
The annual percentage rate (APR) is 11.467%. The disclosed APR of 11.140% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final Good Faith Estimate is missing from loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing from the loan document."
* Missing credit report (Lvl 2)     "Credit Report is missing from the loan file"
* Missing flood cert (Lvl 2)     "Flood Certification document is missing from the loan documents."
																																																																																								* Missing proof of hazard insurance (Lvl 2) "Hazard Insurance Policy Document is missing from the loan Document."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
64566385	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$0.00	11/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$418.23	9.730%	180	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	No	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	09/XX/2021	$17,207.29	Not Applicable	3.000%	$67.47	09/XX/2021	Financial Hardship	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2006 and recorded on xx/XX/2006 with the lender xx. for the amount of $xx.
The chain of assignment has been completed. Currently, the assignment is with xx, a xx which was recorded on xx/XX/2016.
There is real estate tax lien against the subject property in the favor of City of xx for the total amount of $70.35 recorded on xx/XX/2013.
There are 3 credit card judgments against the borrower in the multiple plaintiffs for the total amount of $4047.94 which was recorded on different dates and this notice constitutes liens upon all real estate in xx.
Combined annual taxes for the year of 2021 are exempt on xx/XX/2021.
No prior year delinquent taxes have been found.	According to latest payment history as of xx/XX/2022, the borrower is currently delinquent for 2 months and the next due date is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $69.49 which was applied for the due date xx/XX/2021. The unpaid principal balance is reflected in the amount of $xx. The current P&I is $61.60 and the interest rate is 3.000%.	xx:The loan is currently in the collection and the next due date is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $69.49 which was applied for the due date xx/XX/2021. The unpaid principal balance is reflected in the amount of $xx. The current P&I is $61.60 and the interest rate is 3.000%. The loan has been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The reason for default is unable to be determined. As per the BPO report dated xx/XX/2022 located at “xx”, the subject property is owner occupied. No comment pertaining to the damage on the subject property has been observed. xx:xx:xx	The modification agreement was made on xx/XX/2021 between the borrowers “xx” and lender “xx”. As per the modified terms, the new principal balance is $xx. The borrower has promised to pay the amount of $61.60 with the interest rate of 3.00% beginning on 9/XX/2021 till maturity date of 8/XX/2061.	Credit Report Origination Appraisal	Field: Borrower #x Middle Name Loan Value: xx Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Collections, xx-xxx Days   Tape Value: Collections, < xx Days   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: x/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: -xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: xxx/xxx   Tape Value: In Arrears   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: $xxxxx.xx   Tape Value: $xxxxx.xx   Variance: $x.xx   Variance %: x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: CCCxxxxxxCCxxxxxxCCCxxxC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: CxxxCCCxxxxxxCCxxxxCxCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Lower rate or term   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-x Loan Value: Refinance Tape Value: Cash Out Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA finance charge test. The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate because it is understated by more than $100."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test. The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate because it is understated by more than $100."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from loan documents."
																																																																																								* Missing credit report (Lvl 2) "Credit Report is missing from the loan file"		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
9615067	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$960.80	01/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$623.61	9.630%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	05/XX/2018	$68,926.55	Not Applicable	8.630%	$528.97	06/XX/2018	Financial Hardship	As per updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2004 with “xx.” which was recorded on xx/XX/2007 in the amount of $xx.
 The chain of assignment has been completed. Currently, the mortgage assignment is with “xx”.
There is one junior mortgage found on the subject property in the amount of $xx in favor of “xx.” which was recorded on xx/XX/2007.
No active judgments or liens found on the subject borrower/ property.
No prior delinquent taxes have been found.	The payment history dated as of xx/XX/2022 reveals that the borrower has been delinquent from xx/XX/2021. The loan is in delinquency for 2 months. The last payment was received on xx/XX/2022 in the amount of $655.27 with interest rate of 8.63% and P& $528.97 for the due date of xx/XX/2021. The next due date is xx/XX/2021. The latest payment history reflects the UPB in the amount of $xx.	xx:Currently the loan is in collection.

The payment history dated as of xx/XX/2022 reveals that the borrower has been delinquent from xx/XX/2021. The loan is in delinquency for 2 months. The last payment was received on xx/XX/2022 in the amount of $655.27 with interest rate of 8.63% and P& $528.97 for the due date of xx/XX/2021. The next due date is xx/XX/2021. The latest payment history reflects the UPB in the amount of $xx.
As per PACER report borrower has not filed bankruptcy since loan origination.
No evidences have been found regarding the current/prior foreclosure proceedings.
Borrower’s willingness and ability to pay is fair.
No visible damages/repairs have been found. xx:xx:xx	The loan was modified with an effective date of xx/XX/2018 and a new principal balance is $xx to the step modification and the rate was starting from 8.630% and borrower had given promise to pay P&I in the amount of $528.97 beginning on 06/XX/2018 with a new maturity date of 07/XX/2050. The rate changes in 2 steps ending at 9.324%.	Affiliated Business Disclosure Credit Application Credit Report Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Interest Calculation Type Loan Value: xxx/xxx Tape Value: In Arrears |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step x Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xxxx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: $xx  Tape Value: $xx  Variance: $-xx   Variance %: -xx.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: $xx   Tape Value: $xx   Variance: $-x.xx   Variance %: -x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xxx.xxx%   Tape Value: xx.xxx%   Variance: xx.xxx%   Variance %: xx.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx.xxx%   Tape Value: xx.xxx%   Variance: xx.xxx%   Variance %: xx.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxmmmmmmmmmmm   Tape Value: CCCCCCCCCCCCCCCxxCCCCCxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: mmmmmmmmmmmxxxxxxxxxxxxx Tape Value: xxCCCCCxxCCCCCCCCCCCCCCC Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The final 1003 (application) is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA right of rescission test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA right of rescission test.
The funding date is before the third business day following consummation.
The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last."
* Missing Appraisal (Lvl 2)     "An appraisal at the origination is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan file"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from loan files."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from loan files."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "Right of rescission is missing from loan files."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
86449216	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,236.89	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,297.48	9.800%	360	xx	xx	Conventional	ARM	Cash Out	xx	xx	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	02/XX/2012	$145,031.20	$6,232.22	5.000%	$699.34	02/XX/2012	Financial Hardship	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2004 with the lender MERS as nominee for xx. in the amount of $xx which was recorded on xx/XX/2004 with Instrument / Book/Page# xx.

The chain of assignment has been completed. Currently, the mortgage assignment is with xx.

No active judgments or liens have been found against the subject property and borrower.

1st installment of combined taxes for year 2021 has been paid off in the amount of $1,051.93.

2nd installment of combined taxes for year 2021 has been paid off in the amount of $2,184.96.

No delinquent taxes have been found.	According to the payment history as of xx/XX/2022, the borrower is currently 1 month delinquent with the loan. Last payment is received on xx/XX/2021 which was applied to xx/XX/2021. The next due date for payment is xx/XX/2021. The P&I is in the amount of $699.34 with current interest rate as per payment history is 5.000%. The current UPB reflected is in the amount of $xx.	xx:The current status of the loan in collections.

According to the payment history as of xx/XX/2022, the borrower is currently 1 month delinquent with the loan. Last payment is received on xx/XX/2021 which was applied to xx/XX/2021. The next due date for payment is xx/XX/2021. The P&I is in the amount of $699.34 with current interest rate as per payment history is 5.000%. The current UPB reflected is in the amount of $xx.
Adjustment of term agreement located at_xx was made on xx/XX/2012 with a new principal balance of $xx with fixed rate of 5.000%. The borrower promised to pay monthly P&I payment in the amount of $699.34 beginning on xx/XX/2012 till the maturity date of xx/XX/2052. The borrower had also promised to pay the deferred balance in the amount of $6232 .22 on the maturity date on xx/XX/2011. After the temporary interest rate expires, the remaining unpaid balance, plus interest to the lender; borrower promised to pay monthly P&I payment in the amount of $699.34 with fixed rate of 5.000% beginning on xx/XX/2012 till the maturity date of xx/XX/2052.

No details have been found regarding foreclosure process.

No evidence have been found regarding bankruptcy. xx:xx:xx	Adjustment of term agreement located at_xx was made on 02/XX/2012 with a new principal balance of $xx with fixed rate of 5.000%. The borrower promised to pay monthly P&I payment in the amount of $699.34 beginning on 2/XX/2012 till the maturity date of 3/XX/2052. The borrower had also promised to pay the deferred balance in the amount of $6232 .22 on the maturity date on 07/XX/2011.	Credit Application	Field: Borrower #x Middle Name Loan Value: Not Applicable Tape Value: BARTOLAMEOLLI |---| |----| Comment: N/A Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: $xx  Tape Value: $xx  Variance: $-xxxx.xx   Variance %: -xx.xxxxx%   Comment: As per tape discrepancies deferred balance amount is $x,xxx.xx. however; deferred balance amount is $x,xxx.xx.   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: xxx/xxx   Tape Value: xx/xxx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: $xx   Tape Value: $xx   Variance: $x.xx   Variance %: x.xxxxx%   Comment: As per tape discrepancies original balance (or Line amount) $xx. however; original balance (or Line amount) $xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxMMMMMxxxxxxx   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxMMMMMxxxxxxxxxxxx   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
																																																																																				Field: Trial Modification Agreement in file? Loan Value: Unavailable Tape Value: No Variance: Variance %: Comment: N/A Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Application Missing (Lvl 2) "Final application document is missing from loan files."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
2477324	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,141.71	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$703.67	11.740%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	12/XX/2021	$82,416.06	Not Applicable	2.880%	$289.14	12/XX/2021	Financial Hardship	The review of the updated title report dated xx/XX/2022 shows that the subject mortgage was originated on xx/XX/2008 and was recorded on xx/XX/2008 in the amount of $xx in favor of “xx.”
The chain of assignments has been completed. The mortgage is currently assigned to xx, which was recorded on xx/XX/2016.

No active judgments or liens were found.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/XX/2022, the borrower is delinquent for a month. The last payment was received on xx/XX/2021 the P&I is in the amount of $289.14 and PITI is in the amount of $731.77. The UPB reflected as per the payment history is in the amount of $xx. The current UPB is $xx. The P&I is in the amount of $1,075.20 and PITI is in the amount of $731.77.	xx:The current status of the loan is collection.
According to the payment history as of xx/XX/2022, the borrower is delinquent for a month. The last payment was received on xx/XX/2021 the P&I is in the amount of $289.14 and PITI is in the amount of $731.77. The UPB reflected as per the payment history is in the amount of $xx. The current UPB is $xx. The P&I is in the amount of $1,075.20 and PITI is in the amount of $731.77.
Unable to determine occupancy of the subject property. xx:xx:xx	This modification agreement was signed between the borrower "xx" and lender "xx." with an effective date of xx/XX/2021 shows the new modified unpaid principal balance is $xx. The borrower had promised to pay the monthly P & I is $289.14 beginning from 12/XX/2021 and a new maturity date of 11/XX/2061 with modified interest rate 2.880%.	Credit Application Credit Report Initial Escrow Acct Disclosure	Field: Borrower #x Middle Name Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Updated as per review. Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Collections   Tape Value: Collections, < xx Days   Variance:    Variance %:    Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xx (Days)   Variance %:    Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: xxx/xxx   Tape Value: In Arrears   Variance:    Variance %:    Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Mod Step x Date   Loan Value: Not Applicable   Tape Value: x/XX/xxxx   Variance:    Variance %:    Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: Not Applicable   Tape Value: x.xxx%   Variance:    Variance %:    Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Mod Step x Date   Loan Value: Not Applicable   Tape Value: xx/XX/xxxx   Variance:    Variance %:    Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: Not Applicable   Tape Value: x.xxx%   Variance:    Variance %:    Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Mod Step x Date   Loan Value: Not Applicable   Tape Value: x/XX/xxxx   Variance:    Variance %:    Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: Not Applicable   Tape Value: xx.xxx%   Variance:    Variance %:    Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Mod Step x Date   Loan Value: Not Applicable   Tape Value: x/XX/xxxx   Variance:    Variance %:    Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: Not Applicable   Tape Value: xx.xxx%   Variance:    Variance %:    Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: $xxxxx.xx   Tape Value: $xxxxx.xx   Variance: $x.xx   Variance %: x.xxxxx%   Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Updated as per review.Updated as per review.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: CCCCCCCCCCCCCCxxxxxCxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx Tape Value: xxxxCxxxxCCCCCCCCCCCCCCC Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file. However, values are Updated from credit Application."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "The Compliance Ease Risk indicator is "moderate” due to
TILA Foreclosure Rescission Finance Charge Test:-Fail
TILA Right of Rescission Test:-Fail"
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Foreclosure Rescission Finance Charge Test:-Fail
Total fee charged is $xx and allowed is $xx; however it is over by -$41.97.
This loan failed the TILA foreclosure rescission finance charge test. ( 12 CFR §1026.23(h) , transferred from 12 CFR
§226.23(h) )
The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate for purposes of rescission because it is understated by more than $35.
TILA Right of Rescission Test:-Fail
This loan failed the TILA right of rescission test.
Closed-end ( 12 CFR §1026.23(a)(3) , transferred from 12 CFR §226.23(a)(3) ), Open-end ( 12 CFR §1026.15(a)(3) ,
transferred from 12 CFR §226.15(a)(3) )
The funding date is before the third business day following consummation.
The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing from the loan document."
																																																																																								* Missing credit report (Lvl 2) "credit report is missing from the loan file"		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
1805594	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,478.42	01/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$750.43	9.750%	360	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2001 and recorded on xx/XX/2001 with the lender xx for the amount of $xx.
The chain of assignment has been completed. Currently, the assignment is from xx, a xx, its successors and assigns which was recorded on xx/XX/2016.
There is civil judgment against the borrower in the favor of xx for the amount of $3,970.61 recorded on xx/XX/2012.
No prior year delinquent taxes have been found.	According to latest payment history as of xx/XX/2022, the borrower is currently delinquent for 1 month and the next due date is xx/XX/2021. The last payment was received on xx/XX/2022 in the amount of $999.91 which was applied for the due date xx/XX/2021. The unpaid principal balance is reflected in the amount of $xx. The current P&I is $716.07 and the interest rate is 8.800%.	xx:The loan is currently in the collection and the next due date is xx/XX/2021. The last payment was received on xx/XX/2022 in the amount of $999.91 which was applied for the due date xx/XX/2021. The unpaid principal balance is reflected in the amount of $xx. The current P&I is $716.07 and the interest rate is 8.800%. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The subject property and the reason for default are unable to be determined. No comment pertaining to the damage on the subject property has been observed. xx:xx:xx	Not Applicable	Credit Application Credit Report Origination Appraisal	Field: Current Legal Status Loan Value: Collections, < xx Days Tape Value: Collections |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $xxxx.xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Not Applicable   Tape Value: xx/XX/xxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: $xxxxx.xx   Tape Value: $xxxxx.xx   Variance: $-xxxx.xx   Variance %: -x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: xx.xxx%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: xx.xxx%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxCCCCCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: CCCCCCCCCCCCCxxxxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Cash Out - Other Tape Value: No Cash-Out Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from loan files."
* Missing Appraisal (Lvl 2)     "Appraisal document is missing from loan files."
																																																																																								* Missing credit report (Lvl 2) "credit report is missing from the loan file"		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
43919369	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$797.96	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$363.63	10.210%	181	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	No	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	10/XX/2017	$24,212.69	Not Applicable	9.710%	$265.63	11/XX/2017	Financial Hardship	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2009 in the favor of MERS as nominee for xx. With loan amount $xx and which was recorded on xx/XX/2009 with instrument#xx.
The chain of mortgage assignment has been completed. Currently, the mortgage assignment is with xx.
No active liens and judgments have been found against the borrower and subject property.
2nd xx annual taxes for the year of 2021 are Due for the amount of $364.96 on xx/XX/2022.
All prior years of taxes have been paid.	According to the payment history as of xx/XX/2022, the borrower is delinquent for 14 months. The last payment was received on xx/XX/2021, which was applied for the due date of xx/XX/2020 and the next due date for payment is xx/XX/2021. The P&I is in the amount of $265.63 and PITI is in the amount of $717.14. The UPB reflected as per the payment history is in the amount of $xx.	xx:The current status of the loan is collection.
According to the payment history as of xx/XX/2022, the borrower is delinquent for 14 months. The last payment was received on xx/XX/2021, which was applied for the due date of xx/XX/2020 and the next due date for payment is xx/XX/2021. The P&I is in the amount of $265.63 and PITI is in the amount of $717.14. The UPB reflected as per the payment history is in the amount of $xx.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence of damage or repairs has been found.
No evidence has been found regarding COVID-19. xx:xx:xx	The modification was made between the borrower "xx" and lender xx. The new principal balance is $xx. The Borrower promises to pay the P&I in the amount of $265.63 with an interest rate of 9.710% Beginning from 11/XX/2017 till the maturity date of 07/XX/2031 There is no deferred Balance.	Credit Application Credit Report Flood Certificate	Field: Current Legal Status Loan Value: Collections, >= xxx Days Tape Value: Collections |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: -xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: xxx/xxx   Tape Value: In Arrears   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: $xxxxx.xx   Tape Value: $xxxxx.xx   Variance: $-x.xx   Variance %: -x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxCCxxxxxxCCCCCCCCCCxCxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx Tape Value: xxCxCCCCCCCCCCxxxxxCCCxx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Application is missing from loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan file"
																																																																																								* Missing flood cert (Lvl 2) "Flood certificate is missing from loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
7076731	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$808.92	01/XX/2022	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$519.76	9.650%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	Yes	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per updated title report dated xx/XX/2022 the subject mortgage was originated on xx/XX/2005 in favor of MERS as nominee for xx. in the amount of $xx and it was recorded on xx/XX/2005 with instrument# xx 22 / 1223 .
The chain of assignment has been completed as the subject mortgage is currently assigned to “xx.”
There is an active junior mortgage against the property in the amount of $xx in favor of xx which was recorded on xx/XX/2012.
No active lien and judgment has been found against the subject borrower property.
The 1st installment of combined tax for 2021 has been paid off in the amount of $404.96 on xx/XX/2022 and 2nd installment of $1,137.06 is due.
No delinquent tax has been found.	As per the review of payment history as of xx/XX/2022, the borrower is currently delinquent with the loan for 01 month and the next due for regular payment is xx/XX/2021. The last payment was received on xx/XX/2022 the amount xx of $492.70 which was applied for the due date of xx/XX/2021. The current P&I is $492.70 and rate of interest is 9.150%. The current UPB reflected is in the amount of $xx.	xx:The current legal status is in bankruptcy.
As per the review of payment history as of xx/XX/2022, the borrower is currently delinquent with the loan for 01 month and the next due for regular payment is xx/XX/2021. The last payment was received on xx/XX/2022 the amount xx of $492.70 which was applied for the due date of xx/XX/2021. The current P&I is $492.70 and rate of interest is 9.150%. The current UPB reflected is in the amount of $xx.
No any information has been found regarding foreclosure proceedings.
According to PACER, the borrower xx had filed bankruptcy under chapter-13 on xx/XX/2018 with the case# xx. The bankruptcy plan was confirmed on xx/XX/2019.
No any information has been found regarding damages or repairs. xx:xx:According to the PACER, the borrower xx had filed bankruptcy under chapter-13 on xx/XX/2018 with the case# xx.
The POC was filed on xx/XX/2018 with the amount of claim of $xx and amount of arrearage is $0.00. The schedule-D in voluntary petition shows that the unsecured amount is $xx out of secured claim in the amount of $xx and the value of collateral is $xx. The bankruptcy plan was confirmed on xx/XX/2019. As per order confirming chapter 13 plan the debtor shall pay to the trustee $850.00 per month for 36 months.	Not Applicable	Credit Application Credit Report Mortgage Insurance for LTV>80% Origination Appraisal	Field: Current Legal Status Loan Value: Bankruptcy-Delinquent Tape Value: Bankruptcy |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: $xxxxx.xx   Tape Value: $xxxxx.xx   Variance: $-x.xx   Variance %: -x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xxx.xxx%   Tape Value: xxx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx.xxx%   Tape Value: xxx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxmmxxxxxxxxxxxxxxxxxxx   Tape Value: CCCCCCCCCCCCCCCCxCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxxxxmmxxx   Tape Value: CCCCCCCxCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An Appraisal report at origination is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report missing from the loan file"
* Mortgage Insurance Certificate missing (Lvl 2)     "Mortgage insurance certificate is missing from the loan file."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by borrower."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
63832188	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$260.49	$56.26	01/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$564.12	9.082%	240	xx	xx	Conventional	Fixed	Refinance	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	01/XX/2020	$44,976.49	Not Applicable	8.080%	$422.52	01/XX/2020	Financial Hardship	The review of the updated title report dated xx/XX/2022, shows that the subject mortgage was originated on xx/XX/2003 which was recorded on xx/XX/2003 with Book/Page#M217 / 752 in the amount of $xx in the favor of xx.

The chain of mortgage assignment is completed. Currently, the mortgage assignment is with a xx which was recorded on xx/XX/2016.

No active judgments/liens have been found in the updated title report against the borrower/subject property.

County annual taxes for the year 2021 have been paid off in the amount of $56.26 on xx/XX/2021.

County annual taxes for the year 2016 have been delinquent in the amount of $260.49 good through on xx/XX/2022.

No prior year delinquent taxes have been found in the updated title report.	Review of the payment history dated as of xx/XX/2022 reveals that borrower has been delinquent for 1 month. The last payment was received in the amount of $445.05 on xx/XX/2022 which was applied for the due date of xx/XX/2021. The next due date is xx/XX/2021. Current UPB as of date reflects as per tape data is in the amount of $xx and current interest rate as per payment history is 8.080%.	xx:As per the review of collection comments, the current status of the loan is in collection.

Review of the payment history dated as of xx/XX/2022 reveals that borrower has been delinquent for 1 month. The last payment was received in the amount of $445.05 on xx/XX/2022 which was applied for the due date of xx/XX/2021. The next due date is xx/XX/2021. Current UPB as of date reflects as per tape data is in the amount of $xx and current interest rate as per payment history is 8.080%.

The reason for default is unable to determine.

Loan modification agreement was made between the borrower and lender on xx/XX/2020. The new step modified rate is 8.080% to 9.082% and borrower promises to pay P&I in the amount of $422.52 which was begun on xx/XX/2020. The new principal balance is $xx. The interest bearing amount is $xx and the maturity date is xx/XX/2034. Reason for modification is financial hardship.

The subject property is owner occupied.
No evidence has been found regarding Foreclosure.
No evidence has been found regarding Bankruptcy.
No evidence has been found regarding litigation and contested matter.
No further proceedings found. xx:xx:xx	Loan modification agreement was made between the borrower and lender on xx/XX/2020. The new step modified rate is 8.080% to 9.082% and borrower promises to pay P&I in the amount of $422.52 which was begun on 1/XX/2020. The new principal balance is $xx. The interest bearing amount is $xx and the maturity date is 12/XX/2034. Reason for modification is financial hardship.	Credit Application Credit Report Origination Appraisal	Field: Doc Date of Last Modification Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx |---| -xx (Days) |----| Comment: Modification date is x/XX/xxxx. Tape Source: Initial Tape Type:
Field: Interest Calculation Type   Loan Value: xxx/xxx   Tape Value: In Arrears   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: As per modification loan Amortization is step rate.   Tape Source: Initial   Tape Type:
Field: Mod Step x Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xxxx (Days)   Variance %:    Comment: Modification effective date is x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: x.xxx%   Tape Value: x.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Modification Step x rate is x.xxx%.   Tape Source: Initial   Tape Type:
Field: Mod Step x Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xxx (Days)   Variance %:    Comment: Modification Step x date is x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: x.xxx%   Tape Value: x.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Modification Step x rate is x.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: $xxxxx.xx   Tape Value: $xxxxx.xx   Variance: $x.xx   Variance %: x.xxxxx%   Comment: Original Principal Balance is $xx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: x.xxxxx%   Tape Value: x.xxxxx%   Variance: x.xxxxx%   Variance %: x.xxxxx%   Comment: Original rate is x.xxxxx%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxCCxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxCCxxxxxxxx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Unavailable Tape Value: No Cash-Out Variance: Variance %: Comment: N/A. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final Application is missing from loan documents."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA finance charge test. The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate because it is understated by more than $100."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test. The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate because it is understated by more than $100."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from loan documents."
																																																																																								* Missing credit report (Lvl 2) "Credit report is missing from the loan file"		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
5278943	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,669.18	11/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,190.21	11.000%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	10/XX/2010	$124,127.02	$7,777.52	5.000%	$638.77	12/XX/2010	Financial Hardship	As per updated title report dated xx/XX/2022 the subject mortgage was originated on xx/XX/2008 in favor of MERS as nominee for xx. in the amount of $xx and it was recorded on xx/XX/2008 with instrument# xx.
The chain of assignment has been completed.
There is one credit card judgment open in favor of xx in the total amount of $543.39 which was recorded on xx/XX/2019.
County annual taxes for the year of 2022 have been paid in the amount of $1,669.18.
No delinquent taxes have been found for the prior years.	As per the review of payment history as of xx/XX/2022, the borrower is currently delinquent for 01 months and the next due date is xx/XX/2021.The last payment was received on xx/XX/2021 the amount of $688.36 which was applied for the due date of xx/XX/2021. The current P&I is $638.77 and rate of interest is 5.000% and PITI is $688.36. The current UPB reflected is in the amount of $xx.	xx:The loan is in collection. As per the review of payment history as of xx/XX/2022, the borrower is currently delinquent for 01 months and the next due date is xx/XX/2021.The last payment was received on xx/XX/2021 the amount of $688.36 which was applied for the due date of xx/XX/2021. The current P&I is $638.77 and rate of interest is 5.000% and PITI is $688.36. The current UPB reflected is in the amount of $xx.

The reason for default is unable to be determined. The subject property is occupied by the owner. As per PACER report borrower has not filed bankruptcy since loan origination. No details have been found for damage or repairs. No details have been found for foreclosure. xx:xx:xx	The loan was modified on xx/XX/2010 between the borrower xx and xx. The new modified principal balance as per modification is in the amount of $xx with an interest rate of 5.000% and the borrower promises to pay P&I in the amount of $638.77 beginning from 12/XX/2010. The maturity date as per modification is 2/XX/2044 and deferred balance is$xx. The interest-bearing amount is xx	Credit Application Credit Report	Field: Borrower Last Name Loan Value: xx Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: $xxxx.xx   Tape Value: $xxxxx.xx   Variance: $-xxxx.xx   Variance %: -xx.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: -x (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: $xx   Tape Value: $xx  Variance: $-x.xx   Variance %: -x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: CCCCCCCCxCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx Tape Value: CCCCCCCCCCCCCCCxCCCCCCCC Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* Missing credit report (Lvl 2)     "credit report is missing from the loan file"
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by borrower."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
21919286	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$25.00	07/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,138.17	10.880%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	07/XX/2008	$120,186.88	Not Applicable	5.328%	$680.00	07/XX/2008	Financial Hardship	The review of the updated title report dated xx/XX/2022 shows that the subject mortgage was originated in the amount of $xx on xx/XX/2007 with the lender xx. which was recorded on xx/XX/2007.
The chain of assignment has been completed as the subject mortgage is with xx.
No active judgments or liens have been found.
Taxes of 2021 have been paid in the amount of $25.00.	According to the payment history as of xx/XX/2022, the borrower has been delinquent with the loan for 6 months and the last payment was received on xx/XX/2021 which was applied for xx/XX/2021 and the next due date for the payment is xx/XX/2021. The P&I is in the amount of $679.98 and PITI is in the amount of $736.08. The UPB reflected is in the amount of $xx.	xx:As per the review of the servicing comments, the current status of the loan is collection. According to the payment history as of xx/XX/2022, the borrower has been delinquent with the loan for 6 months and the last payment was received on xx/XX/2021 which was applied for xx/XX/2021 and the next due date for the payment is xx/XX/2021. The P&I is in the amount of $679.98 and PITI is in the amount of $736.08. The UPB reflected is in the amount of $xx.
As per the comment dated xx/XX/2021, the reason for default is an illness of the borrower.
No comments have been found regarding bankruptcy in the latest servicing comments.
No comments have been found regarding foreclosure in the latest servicing comments.
The subject property has been occupied by the owner. Recent servicing comments do not reflect any damage pertaining to the subject property. xx:xx:xx	This loan modification agreement was made between (borrower) xx and xx and (Lender) xx on xx/XX/2008.
The borrower promises to pay the new UPB in the amount of $xx with an annual fixed modified interest rate of 5.328% and new P&I is in the amount of $680.00 that began from 7/XX/2008. The maturity is 7/XX/2037. There is no provision for the balloon payment.	Credit Application Credit Report	Field: Borrower #x Middle Name Loan Value: xx Tape Value: xx |---| |----| Comment: Borrower #x middle name is xx Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Borrower last name is xx   Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Collections, >= xxx Days   Tape Value: Collections   Variance:    Variance %:    Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $xxxx.xx   Variance:    Variance %:    Comment: Deferred balance amount is not applicable.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is REO active is not applicable.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: $xx  Tape Value: $xx  Variance: $-x.xx   Variance %: -x.xxxxx%   Comment: Orignal balance is $xx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xxx.xxx%   Tape Value: xxx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Original CLTV ratio percent is xxx.xxx%   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx.xxx%   Tape Value: xxx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Original standard LTV (OLTV) is xxx.xxx%   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-x Loan Value: Refinance Tape Value: Cash Out Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* ComplianceEase TILA Test Failed (Lvl 2)     "“TILA Finance Charge Test: FAIL Loan Data: $xx, Comparison Data: $xx, Variance: -$145.29” and “TILA Foreclosure Rescission Finance Charge Test: FAIL Loan Data: $xx, Comparison Data: $xx, Variance: -$145.29”"
* Missing credit report (Lvl 2)     "Credit report is missing from the loan file"
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by borrowers"		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
31853251	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,702.02	01/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$269.48	10.630%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2022 shows that the subject mortgage was originated in the amount of $xx on xx/XX/2004 with the lender xx which was recorded on xx/XX/2004.
The chain of assignment has been completed as the subject mortgage is with xx.
There is a civil judgment in the favor of xx in the amount of $3,415.91 which was recorded on xx/XX/2017.
Taxes of 2022 have been paid in the amount of $1,245.02.
3rd installment taxes of 2022 are due in the amount of $228.50 on xx/XX/2022.
4th installment taxes of 2022 are due in the amount of $228.50 on xx/XX/2022.	According to the payment history as of xx/XX/2022, the borrower has been delinquent with the loan for 1 month and the last payment was received on xx/XX/2022 which was applied for xx/XX/2021 and the next due date for the payment is xx/XX/2021. The P&I is in the amount of $207.92 and PITI is in the amount of $207.92. The UPB reflected is in the amount of $xx.	xx:As per the tape, the current status of the loan is collection. According to the payment history as of xx/XX/2022, the borrower has been delinquent with the loan for 1 month and the last payment was received on xx/XX/2022 which was applied for xx/XX/2021 and the next due date for the payment is xx/XX/2021. The P&I is in the amount of $207.92 and PITI is in the amount of $207.92. The UPB reflected is in the amount of $xx.
The reason for default is unable to be determined.
No evidences have been found regarding foreclosure and bankruptcy.
The subject property has been occupied by the owner. xx:xx:xx	Not Applicable	Credit Application Credit Report Transmittal (1008)	Field: Interest Calculation Type Loan Value: xxx/xxx Tape Value: xx/xxx |---| |----| Comment: Updated as per review. Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xx (Days)   Variance %:    Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Trial Modification Agreement in file? Loan Value: Unavailable Tape Value: No Variance: Variance %: Comment: Updated as per review. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "As per loan file, final application is missing."
* Missing credit report (Lvl 2)     "credit report is missing from the loan file"
* ROR not hand dated by borrower(s) (Lvl 2)     "ROR not hand dated by borrower."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "1008 is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
64736759	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$1,197.48	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$453.79	8.020%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2007 and recorded on xx/XX/2007 in the amount of $xx with xx, with Instrument#xx|Book/Page#xx.

The chain of assignment has been completed. Currently, the assignment is with xx.

There is a junior mortgage against the subject property in the favor of xx, a xx and xx which was originated on xx/XX/2014 and recorded on xx/XX/2015 in the amount of $9,000.00.

There is a civil judgment against the borrower in the favor of xx. which was recorded on xx/XX/2016 in the amount of $7,217.85.

Annual county taxes of 2021 have been paid on xx/XX/2021 in the amount of $1,197.48.	According to the payment history as of xx/XX/2022, the borrower is current with the loan. The last payment was received on xx/XX/2021 which was applied for the due date of xx/XX/2021 and the next due date for payment is xx/XX/2022. The P&I is in the amount of $453.79 and PITI is in the amount of $599.84. The UPB reflected as per the payment history is in the amount of $xx.	xx:As per the comment history, the current status of the loan is performing.
According to the payment history as of xx/XX/2022, the borrower is current with the loan. The last payment was received on xx/XX/2021 which was applied for the due date of xx/XX/2021 and the next due date for payment is xx/XX/2022. The P&I is in the amount of $453.79 and PITI is in the amount of $599.84. The UPB reflected as per the payment history is in the amount of $xx. xx:xx:xx	Not Applicable	Credit Application Credit Report Missing Required State Disclosures	Field: Borrower Last Name Loan Value: xx Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value: Collections   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $xx.xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Forbearance Plan Start Date   Loan Value: Unavailable   Tape Value: x/XX/xxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: $xxxxx.xx   Tape Value: $xxxxx.xx   Variance: $-x.xx   Variance %: -x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxMMMMMMxxxxxx   Tape Value: CCCCCCxxxxxxxxxxxxxxxxxC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xxxxxxMMMMMMxxxxxxxxxxxx Tape Value: CxxxxxxxxxxxxxxxxxCCCCCC Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* ComplianceEase TILA Test Failed (Lvl 2)     "ComplianceEase TILA test failed due to TILA foreclosure rescission finance charge test is failed.
TILA Foreclosure Rescission Finance Charge Test shows loan data is $xx, Comparison data is $xx and variance is -$44.27.
This loan failed the TILA foreclosure rescission finance charge test. ( 12 CFR §1026.23(h) , transferred from 12 CFR
§226.23(h) )
The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate for purposes of rescission because it is understated by more than $35."
* Missing credit report (Lvl 2)     "credit report is missing from the loan file"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Florida. The following state disclosures are missing in the loan file;
1. Anti-Coercion Notice.
2. Radon Gas Disclosure.
																																																																																								3. Insurance Sales Disclosure."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
80187503	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$4,683.13	01/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$984.57	10.760%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	05/XX/2021	$127,087.20	Not Applicable	6.438%	$738.43	07/XX/2021	Financial Hardship	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2008 and recorded on xx/XX/2008 with the lender xx for the amount of $xx.
The chain of assignment has been completed. Currently, the assignment is from xx,  which was recorded on xx/XX/2016.
No active liens and judgments have been found against the borrower and subject property.
Combined annual taxes for the year of2022 have been paid in the amount of 2,129.56 on xx/XX/2022.
School annual taxes for the year of 2021 have been paid in the amount of $2,553.57 on xx/XX/2021.
No prior year delinquent taxes have been found.	According to latest payment history as of xx/XX/2022, the borrower is currently delinquent for 1 month and the next due date is xx/XX/2022. The last payment was received in the amount of $1,208.04 which was applied for the due date xx/XX/2021. The unpaid principal balance is reflected in the amount of $xx. The current P&I is $738.43 and the interest rate is 6.440%.	xx:The loan is currently in the collection and the next due date is xx/XX/2022. The last payment was received in the amount of $1,208.04 which was applied for the due date xx/XX/2021. The unpaid principal balance is reflected in the amount of $xx. The current P&I is $738.43 and the interest rate is 6.440%. The loan has been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. As per the latest BPO xx report dated xx/XX/2022, the subject property is unknown occupied. The reason for default is unable to be determined. No comment pertaining to the damage on the subject property has been observed. xx:xx:xx	The modification agreement was made on xx/XX/2021 between the borrowers “xx” and lender “xx”. As per the modified terms, the new principal balance is $xx. There are 3 steps of modification. The borrower has promised to pay the amount of $738.43 with the interest rate of 6.438% beginning on 7/XX/2021 till maturity date of 6/XX/2061.	Affiliated Business Disclosure Credit Application Credit Report	Field: Borrower #x Middle Name Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Collections, < xx Days   Tape Value: Collections   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: xxx/xxx   Tape Value: In Arrears   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step x Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xxxx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: x.xxx%   Tape Value: x.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step x Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xxx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: x.xxx%   Tape Value: x.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: CCxxxxCCCCCCCCCCxCCxCCxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx Tape Value: xxCCxCCxCCCCCCCCCCxxxxCC Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from loan files."
* Missing credit report (Lvl 2)     "credit report is missing from the loan file"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required affiliated business disclosure document is missing from loan files."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
75203113	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$2,071.18	01/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,493.00	9.000%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	09/XX/2018	$163,030.57	Not Applicable	4.860%	$949.68	09/XX/2018	Financial Hardship	As per review of latest updated title report dated xx/XX/2022 the subject mortgage was originated on xx/XX/2007 in the amount of $xx in favor of xx. which was recorded on xx/XX/2007.
The chain of assignment has been completed as the mortgage is currently with the xx, its successors and assigns.
There is an active senior/prior Mortgage available in the updated title report in the amount of $xx in favor of xx and which was recorded on xx/XX/1990. However, this prior mortgage is not showing in schedule-B of final xx as an exception and no pay off is found in final HUD-1 for this prior mortgage. No recorded copy of release or satisfaction has been found in the updated title report.
The annual county taxes of 2021 have been paid in the total amount of $2,071.18 on xx/XX/2021.
No prior year delinquent taxes have been found.	As per the payment history as of date xx/XX/2022 the borrower is current with the loan and last payment was received on xx/XX/2022 for the due date of xx/XX/2022 in the amount of $1,245.11. According to payment history next due date is xx/XX/2022 and borrower’s current P&I is in the amount of $949.68. Principal balance reflecting in payment history is in the amount of $xx.	xx:xx: According to servicing comments, the loan is performing.

According to the payment history as of xx/XX/2022 the borrower is performing and the next due date for the regular payment was xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $949.68 which was applied for xx/XX/2022. The monthly P&I is in the amount of $949.68 with an interest rate of 4.860%. The current UPB is reflected in tape for the amount of $xx.

As per final application is missing from the loan file. However, unable to determine the current employment of the borrower.

The loan was modified on xx/XX/2018 with the 06 step amortization with the new principal balance of $xx. The borrower promises to pay the initial step P&I of $949.68 with the new initial step interest rate of 4.860% beginning from xx/XX/2018 and the new maturity date is xx/XX/2043. Lender agrees to forgive the amount of $xx.

Unable to determine the current occupancy of the subject property.
Unable to determine the reason for default of the borrower. xx:xx:xx:xx:xx	The loan was modified on xx/XX/2018 with the 06 step amortization with the new principal balance of $xx. The borrower promises to pay the initial step P&I of $949.68 with the new initial step interest rate of 4.860% beginning from 09/XX/2018 and the new maturity date is 02/XX/2043.	Credit Application Credit Report Notice of Servicing Transfer	Field: Current Legal Status Loan Value: Performing Tape Value: Collections |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: x (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: xxx/xxx   Tape Value: In Arrears   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step x Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xxxx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: x.xxx%   Tape Value: x.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step x Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xxx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: x.xxx%   Tape Value: x.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step x Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xxx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: x.xxx%   Tape Value: x.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step x Date   Loan Value: x/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: -xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step x Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xx (Dsays)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step x Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $-x.xx   Variance %: -x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxMMMMMMMMMM   Tape Value: CCCCCCCCCCCxxxxxxxxCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MMMMMMMMMMxxxxxxxxxxxxxx   Tape Value: CCCCCxxxxxxxxCCCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Trial Modification Agreement in file? Loan Value: Unavailable Tape Value: No Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* ComplianceEase TILA Test Failed (Lvl 2)     "1. This loan failed the TILA finance charge test. The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate because it is understated by more than $100.

2. This loan failed the TILA foreclosure rescission finance charge test. The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate for purposes of rescission because it is understated by more than $35."
* Missing credit report (Lvl 2)     "Credit report is missing from the given loan file."
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Servicing transfer document is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
57189499	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,685.94	09/XX/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$646.31	11.620%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2000 which was recorded on xx/XX/2000 in the amount of $xx with xx.
The chain of assignment has been completed. Currently, the mortgage is with xx which was recorded on xx/XX/2016.
Active liens and judgments against the borrower/property:
Civil judgment against the borrower recorded on xx/XX/2016 in the amount of $2,685.94 in favor of xx.
Annual utilities tax of 2021-2022 is delinquent in the amount of $2,358.34 which is good through by xx/XX/2022.	According to the available payment history as of xx/XX/2022, the borrower is delinquent for 16 months. The last payment was received on xx/XX/2020 which was applied to xx/XX/2020. The next due date for payment is xx/XX/2020. The P&I is in the amount of $646.31 and PITI is in the amount of $881.88. The UPB reflected as per the payment history is in the amount of $xx and the deferred balance is $xx.	xx:The loan is currently in collections. According to the available payment history as of xx/XX/2022, the borrower is delinquent for 16 months. The last payment was received on xx/XX/2020 which was applied to xx/XX/2020. The next due date for payment is xx/XX/2020. The P&I is in the amount of $646.31 and PITI is in the amount of $881.88. The UPB reflected as per the payment history is in the amount of $xx and the deferred balance is $5,969.67.
As per the comment dated xx/XX/2022, the borrower’s income has been affected by Covid-19.
Unable to determine the current occupancy and condition of the subject property. No damage or repairs have been found.
As per the loan modification agreement located at “xx”, the loan was modified on xx/XX/2021 with the new principal balance of $xx and the new P&I is $229.17 with the interest rate of 2.875% beginning from xx/XX/2021 till the maturity date of xx/XX/2061. As per the comment dated xx/XX/2022, the loan modification has not been finalized but the borrower has paid $496.26 for December 2020 and January 2022 payment. xx:xx:xx	Not Applicable	Affiliated Business Disclosure Credit Application	Field: Current Legal Status Loan Value: Collections, >= xxx Days Tape Value: Collections |---| |----| Comment: According to the available payment history as of x/XX/xxxx, the borrower is delinquent for xx months. Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $xxxx.xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: xxx/xxx   Tape Value: xx/xxx   Variance:    Variance %:    Comment: xxx/xxx.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $x.xx   Variance %: x.xxxxx%   Comment: $xx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxMMMMxMMxMMMMMMxxxxxxx   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment: xxxxxxxxxxxxxxxxxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxMMMMMMxMMxMMMMxxx   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment: xxxxxxxxxxxxxxxxxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/XX/xxxx Tape Value: xx/XX/xxxx Variance: -x (Days) Variance %: Comment: xx/XX/xxxx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final Application is missing from loan files."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan is failed for the TILA right of rescission test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan is failed for the TILA right of rescission test.
The funding date is before the third business day following consummation.
The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required affiliated business disclosure is missing from loan files."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
55867915	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	Second	$0.00	$2,231.60	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,516.07	7.446%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	07/XX/2021	$378,341.99	Not Applicable	3.125%	$1,381.80	10/XX/2021	Financial Hardship	As per the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2006 and was recorded on xx/XX/2006 in the amount of $xx with lender “xx”.
The chain of assignments has been completed. The mortgage is currently assigned to xx, which was recorded on xx/XX/2016.
There is junior mortgage with lender “xx” for the amount of $xx originated on xx/XX/2008 which was recorded on xx/XX/2008.
There is prior mortgage originated on xx/XX/1995 with lender “xx”, for the amount of $xx recorded on xx/XX/1995.
No active judgments or liens were found.
The 1st installment county taxes for the year of 2021 have been paid in the amount of $1115.80 on xx/XX/2021. The 2nd installment county taxes for the year of 2021 have been paid in the amount of $1115.80 on xx/XX/2022.No prior year’s delinquent taxes have been found.	According to the payment history as of xx/XX/2022, the borrower has been delinquent for 3 months and the next due date is xx/XX/2021. The last payment was received on xx/XX/2021 for the amount of $1730.68xx. The monthly P&I is in the amount of $1381.80 with an interest rate of 3.125%. The current UPB is reflected in PH for the amount of $xx.	xx:The current status of the loan is in collection. According to the payment history as of xx/XX/2022, the borrower has been delinquent for 3 months and the next due date is xx/XX/2021. The last payment was received on xx/XX/2021 for the amount of $1730.68xx. The monthly P&I is in the amount of $1381.80 with an interest rate of 3.125%. The current UPB is reflected in PH for the amount of $xx.
No comments have been found regarding the foreclosure and bankruptcy. The subject property is owner-occupied. As per the servicing comment dated xx/XX/2020, the subject property found to be damaged due to natural disaster. However, the details of damage has not been found. According to servicing comments dated xx/XX/2020, the borrower’s income has been reduce due to covid-19. xx:xx:xx	The modification agreement was made between the lender xx and borrower xx on xx/XX/2021. The new principal balance is $xx. The first payment date is 10/XX/2021 and the maturity date is 06/XX/2021. The modified P&I is in the amount of $1381.80 with an interest rate of 3.125%. The modification does not contain balloon payment.	Credit Application Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures	Field: Borrower #x Middle Name Loan Value:xx Tape Value: N |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Borrower #x Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Collections, xx-xxx Days   Tape Value: Collections   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: xxx/xxx   Tape Value: In Arrears   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $x.xx   Variance %: x.xxxxx%   Comment: NA   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: x.xxxxx%   Tape Value: x.xxxxx%   Variance: -x.xxxxx%   Variance %: -x.xxxxx%   Comment: NA   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: mxxxxxxxxxxxxmxxxxxxxxxx   Tape Value: CCCCCCCCxxxCCCCCxxxxxCCx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxmxxxxxxxxxxxxm   Tape Value: xCCxxxxxCCCCCxxxCCCCCCCC   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Unavailable Tape Value: Cash Out - Other Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The Final 1003 application is missing in the loan file; however the values are taken from note and loan documents."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "ComplianceEase risk indicator is moderate as loan is failing for TILA Finance Charge Test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: FAIL
Loan Data $xx Comparison Data $xx Variance -$103.02
This loan failed the TILA finance charge test.( 12 CFR §1026.38(o)(2) )
The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate because it is understated by more than $100.

TILA Foreclosure Rescission Finance Charge Test: FAIL
Loan Data $xx Comparison Data $xx Variance -$103.02
This loan failed the TILA foreclosure rescission finance charge test. ( 12 CFR §1026.23(h) , transferred from 12 CFR §226.23(h) )
The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate for purposes of rescission because it is understated by more than $35.

TILA Right of Rescission Test: FAIL
This loan failed the TILA right of rescission test.
Closed-end ( 12 CFR §1026.23(a)(3) , transferred from 12 CFR §226.23(a)(3) ), Open-end ( 12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3) )
The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing from the loan document."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the Hawaii State. The following state disclosures are missing in the loan file;
																																																																																								Reciprocal Beneficiary/ Civil Union Addendum to Uniform Residential Loan Application"		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
88921007	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$470.09	10/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$533.51	12.220%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2006 with the lender xx. for the amount of $xx which was recorded on xx/XX/2006.
Chain of assignment has been completed. Last assignment is with the “xx”.
There are two junior state tax liens against the borrower in the favor of State of xx of Taxation for the amount of $605.00 and $3359.65 which was recorded on xx/XX/2012.
First installment county taxes for the year of 2021 have been paid in the amount of $471.01 and the second installment taxes are due in the amount of $470.09 which was due on xx/XX/2022.
No prior year delinquent taxes have been found.	According to the payment history as of xx/XX/2022, the borrower is delinquent for 10 months and the next due date is xx/XX/2021. Last payment was received on xx/XX/2021 in the amount of $666.51. Current P&I is $533.31 and the interest rate of 11.220%. The new UPB is reflected in the amount of xx.	xx:The loan is in the collection.
According to the payment history as of xx/XX/2022, the borrower is delinquent for 10 months and the next due date is xx/XX/2021. Last payment was received on xx/XX/2021 in the amount of $666.51. Current P&I is $533.31 and the interest rate of 11.220%. The new UPB is reflected in the amount of xx.
As per the comment dated xx/XX/2020, the borrower’s income was impacted by covid-19.
No foreclosure activity has been found.
No bankruptcy details have been found.
As per the BPO report dated xx/XX/2021 which was located at “xx.pdf”, the subject property is owner occupied. No damage and repairs have been found. xx:xx:xx	Not Applicable	Credit Application Credit Report	Field: Borrower #x Middle Name Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Collections, >= xxx Days   Tape Value: Collections   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $xxxx.xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Forbearance Plan Start Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: -x (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: $xxxxx.xx   Tape Value: $xxxxx.xx   Variance: $-x.xx   Variance %: -x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxMMxxxxxxxxxx   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Reversed Loan Value: xxxxxxxxxxMMxxxxxxxxxxxx Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Application Missing (Lvl 2) "Final Application is missing from loan file." * Missing credit report (Lvl 2) "Credit report is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
48153804	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$2,500.93	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,133.71	7.999%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	09/XX/2012	$145,902.69	Not Applicable	7.500%	$1,020.17	10/XX/2012	Financial Hardship	As per the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2005 and was recorded on xx/XX/2005 for the amount of $xx with lender “xx.”.
The chain of assignments has been completed. Currently, the assignment is with "xx”.
There is state tax lien in the favor of “xx” for  the amount of $4,629.52 which was recorded on xx/XX/2009.
The 2022 combined annual taxes have been paid in the amount of $852.31 on xx/XX/2022.The 2022 School annual taxes have been paid in the amount of $1,598.60 on xx/XX/2021. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/XX/2022, the borrower is delinquent with the loan for 03 months and the next due date for the regular payment was xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $1,224.42 xx which was applied for the due date of xx/XX/2021. The monthly P&I is in the amount of $1,020.17 with an interest rate of 7.500%. The current UPB is reflected in tape for the amount of $xx.	xx:The current status of the loan is in active bankruptcy. According to the payment history as of xx/XX/2022, the borrower has been delinquent for 3 months and the next due date is xx/XX/2021. The last payment was received on xx/XX/2021 for the amount of $1224.42xx. The monthly P&I is in the amount of $1020.17 with an interest rate of 7.500%. The current UPB is reflected in PH for the amount of $xx.
No comments have been found regarding the foreclosure as the latest CH is missing.  The borrower xx had filed the bankruptcy under chapter 13 with case# xx on xx/XX/2019. The chapter 13 xx plan was filed on xx/XX/2019, and confirmed on xx/XX/2020.
The subject property is owner-occupied and is in average condition. No evidences have been found regarding the property damage or repair. xx:xx:The borrower xx had filed the bankruptcy under chapter 13 with case# xx on xx/XX/2019. As per xx schedule D xx shows that the amount of claim without deducting the value of the collateral is $xx and the value of the collateral is $xx Hence, the unsecured portion is $3,001.00. The POC xx was filed by the creditor xx on xx/XX/2019 for the secured claim amount of $xx and the amount of arrearage is $6,543.07. The approved chapter 13 xx plan was filed on xx/XX/2019, and confirmed on xx/XX/2020. The borrower shall pay monthly mortgage payment in the amount of $2,100.00 per month for 60 months to the trustee under the chapter 13 plan	The modification agreement was made between the lender xx and recorded on xx on xx/XX/2021. The new principal balance as per mod is $xx. The first payment was due on 10/XX/2012 and the maturity date is 10/XX/2042. Modified P&I is in the amount of $1020.17 with an interest rate of 7.500%. The modification does not contain balloon payment.	Credit Application Credit Report Initial Escrow Acct Disclosure	Field: Current Legal Status Loan Value: Bankruptcy-Current Tape Value: Bankruptcy |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $xxxxx.xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: x/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: xx (Days)   Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: xxx/xxx   Tape Value: xx/xxx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $-x.xx   Variance %: -x.xxxxx%   Comment: NA   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: x.xxxxx%   Tape Value: x.xxxxx%   Variance: -x.xxxxx%   Variance %: -x.xxxxx%   Comment: NA   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxMxxxxxxxxxxxxxxxxxx   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxxxMxxxxx   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Unavailable Tape Value: Cash Out - Other Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 Application is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing from the loan document."
																																																																																								* Missing credit report (Lvl 2) "Credit report is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
39117357	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$691.29	11/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$778.29	10.760%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report, the subject mortgage was originated on xx/XX/2007 with the lender xx for the amount of $xx & which recorded on xx/XX/2007.
The chain of assignment has been completed. Currently, the mortgage is with xx recorded on xx/XX/2016.
No active judgments or liens found.
1st installment of county annual taxes of 2021 has been paid on xx/XX/2022 in the amount of $700.00 2nd installment of county annual tax is due on xx/XX/2022 in the amount of $691.29.	According to the payment history as of xx/XX/2022, the borrower is 1 month delinquent with the loan. The last payment received on xx/XX/2021 which is applied on xx/XX/2021. The next due date for payment is xx/XX/2021. Current P&I is $713.23 with interest rate of 9.760%. The UPB is in the amount of $xx.	xx:The current status of loan is collection.

According to the payment history as of xx/XX/2022, the borrower is 1 month delinquent with the loan. The last payment received on xx/XX/2021 which is applied on xx/XX/2021. The next due date for payment is xx/XX/2021. Current P&I is $713.23 with interest rate of 9.760%. The UPB is in the amount of $xx.

No further details available due to collection comment is missing from xx/XX/2020 to xx/XX/2022.

Bankruptcy was not filed. xx:xx:xx	Not Applicable	Credit Application Credit Report Missing or error on the Rate Lock	Field: Is REO Active? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxMMMMMMMMMMMM   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MMMMMMMMMMMMxxxxxxxxxxxx   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Trial Modification Agreement in file? Loan Value: Unavailable Tape Value: No Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final Application is missing from the loan documents."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "TILA Foreclosure Rescission Finance Charge Test: FAIL
Loan Data $xx Comparison Data $xx Variance -$61.54"
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Foreclosure Rescission Finance Charge Test: FAIL
Loan Data $xx Comparison Data $xx Variance -$61.54
This loan failed the TILA foreclosure rescission finance charge test. (12 CFR §1026.23(h) , transferred from 12 CFR §226.23(h))
The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate for purposes of rescission because it is understated by more than $35."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan file."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by borrower."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
70715220	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,535.96	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,038.68	10.880%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	06/XX/2020	$123,678.00	Not Applicable	7.102%	$779.01	06/XX/2020	Financial Hardship	Review of updated title report dated xx/XX/2022 shows that the subject mortgage was originated on xx/XX/2008 with lender MERS as nominee for xx., which was recorded on xx/XX/2008. The assignment of the subject mortgage is compete as the subject mortgage is currently with xx.
No active liens and judgments have been found on the updated title report.
1st installment of combined tax for the year of 2021 has been paid on xx/XX/2022 in the amount of $767.98.
2nd installment of combined tax for the year of 2021 is due on xx/XX/2022 in the amount of $767.98.	Review of the payment history shows that the borrower has been delinquent for 2 months. The last payment was received on xx/XX/2021 in the amount of $779.01 which was applied on xx/XX/2021 and the next due date is xx/XX/2021. The rate of interest is 7.102% and the current UPB is in the amount of $xx.	xx:The subject loan is in collection. The collection comments are missing from the loan file. Review of the payment history shows that the borrower has been delinquent for 2 months. The last payment was received on xx/XX/2021 in the amount of $779.01 which was applied on xx/XX/2021 and the next due date is xx/XX/2021. The rate of interest is 7.102% and the current UPB is in the amount of $xx. xx Agreement was made between borrower and lender on xx/XX/2020. According to the loan modification agreement the first payment is due on xx/XX/2020. The new modified P&I is $779.01 and the rate of interest is 7.102% which will change periodically. According to the modification agreement the modified UPB is in the amount of $xx which includes the capitalized amount of $7,672.55 and therefore the interest bearing amount is $xx. The new maturity date is xx/XX/2060.
No information has been found regarding the foreclosure and bankruptcy in the loan file.
No information has been found regarding the damage in the loan file.
No information has been found regarding the COVID-19 in the loan file. xx:xx:xx	Loan Modification Agreement was made between borrower and lender on xx/XX/2020. According to the loan modification agreement the first payment is due on 6/XX/2020. The new modified P&I is $779.01 and the rate of interest is 7.102% which will change periodically. According to the modification agreement the modified UPB is in the amount of $xx which includes the capitalized amount of $7,672.55 and therefore the interest bearing amount is $xx. The new maturity date is 5/XX/2060.	Affiliated Business Disclosure Credit Application Credit Report Mortgage Insurance for LTV>80% Notice of Servicing Transfer Origination Appraisal	Field: Borrower #x Middle Name Loan Value: Ann Sanchez Tape Value: A |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Collections, < xx Days   Tape Value: Collections   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: xxx/xxx   Tape Value: In Arrears   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step x Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xxx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step x Date   Loan Value: Not Applicable   Tape Value: x/XX/xxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: Not Applicable   Tape Value: x.xxx%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $-x.xx   Variance %: -x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxMxxxMxxxxMMMMMMMMMMMM   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MMMMMMMMMMMMxxxxMxxxMxxx   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Trial Modification Agreement in file? Loan Value: Unavailable Tape Value: No Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 Application is missing from the loan documents."
* Missing Appraisal (Lvl 2)     "An appraisal report at origination is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan file."
* Mortgage Insurance Certificate missing (Lvl 2)     "The loan is conventional and LTV exceeds 83.450%. Hence, the MI certificate is required, which is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing Transfer disclosure is missing from the loan documents."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan documents."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
84253792	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,235.87	01/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$888.17	7.114%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2022 shows that the subject mortgage was originated on xx/XX/2007 and was recorded on xx/XX/2007 with instrument# xx in the amount of $xx in favor of xx., a xx chain of assignment has been completed. Currently, the assignment is with xx which is recorded on xx/XX/2016.

No active judgments/liens have been found in the updated title report against the borrower/subject property.

County taxes of 2022 are paid off in the amount of $375.34 on xx/XX/2022.

Borough annual taxes of 2022 are paid off in the amount of $804.29 on xx/XX/2022.

School taxes of 2022 are paid off in the amount of $2,000.80 on xx/XX/2021.

No prior year delinquent taxes have been found in the updated title report.	Review of the payment history dated as of xx/XX/2022 reveals that borrower has been delinquent for 1 month. The last payment was received in the amount of $1,241.73 on xx/XX/2022 which was applied for the due date of xx/XX/2021. The next due date is xx/XX/2021. Current UPB as of date reflects in the provided payment history is in the amount of $xx and current interest rate as per payment history is 7.113%.	xx:Currently, the loan is in collections.

Review of the payment history dated as of xx/XX/2022 reveals that borrower has been delinquent for 1 month. The last payment was received in the amount of $1,241.73 on xx/XX/2022 which was applied for the due date of xx/XX/2021. The next due date is xx/XX/2021. Current UPB as of date reflects in the provided payment history is in the amount of $xx and current interest rate as per payment history is 7.113%.

No more evidence is available in the latest servicing comments regarding further foreclosure proceedings.

No evidence is available in the latest servicing comments regarding bankruptcy. xx:xx:xx	Not Applicable	Condo/PUD Rider Credit Application Credit Report	Field: Deferred Balance Amount Loan Value: Not Applicable Tape Value: $xxxx.xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Interest Calculation Type   Loan Value: xxx/xxx   Tape Value: xx/xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $x.xx   Variance %: x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: x.xxxxx%   Tape Value: x.xxxxx%   Variance: x.xxxxx%   Variance %: x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxMMMMMMMMMMMM   Tape Value: CCCCCCCCCCCCxxxCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MMMMMMMMMMMMxxxxxxxxxxxx   Tape Value: CCCCCCCCCxxxCCCCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Low Rise Condo (x-x Stories) Tape Value: Single Family Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan documents."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "TILA Right of Rescission Test: FAIL"
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Right of Rescission Test: FAIL
This loan failed the TILA right of rescission test.
Closed-end ( 12 CFR §1026.23(a)(3) , transferred from 12 CFR §226.23(a)(3) ), Open-end ( 12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3) )
The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last."
* Condo / PUD rider Missing (Lvl 2)     "As per appraisal report dated 02/XX/2007 the property is low rise condominium. However condominium rider is missing from the loan documents."
* Missing credit report (Lvl 2)     "Credit report is missing in loan file."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by borrower."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
25716373	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$0.00	$594.50	10/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$503.85	10.500%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	12/XX/2021	$26,993.78	Not Applicable	2.875%	$94.70	12/XX/2021	Financial Hardship	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2006 and it was recorded on xx/XX/2006 in the amount of $xx in favor of “xx”.. The chain of assignment has been completed. Currently, the assignment is with “xx”. No active judgments or liens have been found. The annual county taxes for 2021 have been paid in full in the amount of $594.50 on xx/XX/2021. No prior year delinquent taxes have been found.	According to the payment history as of xx/XX/2022 the borrower is delinquent with the loan for 02 months and the next due date for the regular payment was xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $234.27. The monthly P&I is in the amount of $94.70 with an interest rate of 2.8750%. The current UPB is reflected in tape for the amount of $xx.	xx:xx: According to servicing comments, the loan is in collection.

According to payment history as of xx/XX/2022, the borrower is currently delinquent for 02 month and the next due date for payment is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $94.70 which was applied for due date xx/XX/2021. The current P&I is in the amount of $94.70 and current PITI is in the amount of $134.27 with an interest rate of 2.875%. The current UPB reflected as per the payment history is in the amount of $xx.
Final application is missing from the loan file. However, unable to determine the current employment of the borrower.
The loan was modified on xx/XX/2021 with new principal balance of $xx. The borrower promises to pay the new modified P&I of $94.70 with the new fixed interest rate of 2.875% beginning from xx/XX/2021 to the new maturity date of xx/XX/2061.
As per the collection comment dated xx/XX/2020, the reason for default of the borrower was curtailment of income. According to servicing comments dated xx/XX/2020, borrower has been impacted due to covid-19. Forbearance plans were ran and extended several times.
As per the tape the subject property has been occupied by owner. xx: xx: xx:xx:xx	The loan was modified on xx/XX/2021 with new principal balance of $xx. The borrower promises to pay the new modified P&I of $94.70 with the new fixed interest rate of 2.875% beginning from 12/XX/2021 to the new maturity date of 11/XX/2061.	Credit Application Credit Report Hazard Insurance Initial Escrow Acct Disclosure Missing Required State Disclosures Origination Appraisal Prepayment Penalty Rider	Field: Borrower #x Middle Name Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Forbearance Plan Start Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: xxx/xxx   Tape Value: In Arrears   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $-x.xx   Variance %: -x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxMMMMMMMMMMMMMMM   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: MMMMMMMMMMMMMMMxxxxxxxxx Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file. However, values are updated from credit application located at “235535293_1331197 Page#813”."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing from the loan document."
* Missing Appraisal (Lvl 2)     "An appraisal report at origination is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing in loan file."
* Missing proof of hazard insurance (Lvl 2)     "Hazard Insurance Policy Document is missing from the loan Document."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in KY. The following state disclosures are missing in the loan file; 1. Fair Housing Notice 2. Homeownership Protection Center Disclosures 3. Notice of Free Choice of xx or Insurer"
																																																																																								* Prepayment Rider Missing (Lvl 2) "The prepayment rider is missing from the loan documents."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
12605672	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$411.00	01/XX/2022	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$550.21	10.640%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx/XX/2022 shows subject mortgage was originated on xx/XX/2009 in the amount of $xx with xx., and it was recorded on xx/XX/2009.

The chain of assignment has been completed. The loan is currently assigned with xx.

No active judgments or liens have been found.

Annual county taxes of 2021 have been paid off in the total amount of $260.00 on xx/XX/2021.

As per updated title report, no prior year taxes are delinquent.	The review of updated payment history as of xx/XX/2022, the subject loan is currently delinquent for 1 month and the next due date of payment is xx/XX/2021. The last payment was received in the amount of $529.41 which applied for xx/XX/2021. The current P&I is $591.41 with an interest rate of 10.1400%. The UPB as of the date is mentioned in the updated payment history is in the amount of $xx.	xx:The review of the collection comment shows that the loan is in bankruptcy. The debtor xx had filed for bankruptcy under chapter-13 with the case# xx on xx/XX/2019 and it has been converted in chapter-7 on xx/XX/2022.

The review of updated payment history as of xx/XX/2022, the subject loan is currently delinquent for 1 month and the next due date of payment is xx/XX/2021. The last payment was received in the amount of $529.41 which applied for xx/XX/2021. The current P&I is $591.41 with an interest rate of 10.1400%. The UPB as of the date is mentioned in the updated payment history is in the amount of $xx.
No foreclosure activity has been found.
The property is owner occupied and is in average condition. Information regarding the damage and repair is not available in the latest servicing comments. xx:xx:According to the PACER, the debtor xx had filed for bankruptcy under chapter-13 with the case# xx on xx/XX/2019 and it has been converted in chapter-7 on xx/XX/2022. The date of last filing bankruptcy is xx/XX/2022. The plan was confirmed on xx/XX/2020. The POC was filed on xx/XX/2020, the POC amount is $xx and the arrearage amount is $0.00. As per chapter 13 plan, the debtor has committed to pay the trustee the sum of the $529.41 per month for a period of 60 months and the total arrearage $530.00 has committed to pay to the trustee the sum of the $14.72. As per schedule D under voluntary petition the amount of claim without deducting the value of collateral is $xx and the value of collateral supporting the claim is $xx, therefore, the unsecured claim is in the amount of $5,191.00.	Not Applicable	Credit Report Initial Escrow Acct Disclosure Notice of Servicing Transfer	Field: Mod Step Indicator Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "The Compliance Ease Risk indicator is "moderate” due to following reason:
Brokerage/Finder Fee Test: fail"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the brokerage/finder fee test:

The mortgage loan charges a brokerage/finder fee that exceeds 2% of the total loan amount. Under the Tennessee Rules and
Regulations, brokerage fee is synonymous with finder fee.
Any brokerage/finder fee of more than 2% of the principal amount of the loan will be presumed to be unfair and unreasonable and shall be grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation

Loan Data          Comparison Data            Variance
$1,272.74            $1,091.61                      +$181.13"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing from the loan document."
* Missing credit report (Lvl 2)     "Credit report is missing in loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing Transfer disclosure is missing from the loan documents."
* Property is Manufactured Housing (Lvl 2)     "Home has not been affixed. An appraisal report at the time of origination located at “235534915_1251249 Page#514 & Page#42” shows the type of subject property as a manufactured home. The affidavit of affixation is not available in the loan file. According to the tax report subject property is manufactured home, but reflects separate assessment for land and building. The ALTA 7 endorsement is not attached with the final title policy.
																																																																																								However, the mortgage legal description shows VIN number H64175GLR and it also states that the mobile home is permanently affixed and made a part of the real property."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
22564855	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,209.59	01/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,101.53	9.700%	360	xx	xx	Conventional	ARM	Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	10/XX/2021	$140,107.94	Not Applicable	2.875%	$491.52	10/XX/2021	Financial Hardship	According to updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2004 with the lender xx which was recorded on xx/XX/2004.
The chain of assignment is completed as the subject mortgage is still with the lender “xx”.
There is an active junior mortgage available in the updated title report in the amount of $ 17,195.77 in favor of “xx” and it was recorded on xx/XX/2008.
The annual county taxes of 2021 have been paid in the amount of $1,161.21 on xx/XX/2021.
No delinquent taxes have been found for the prior year.	According to the payment history as of xx/XX/2022 the borrower is delinquent with the loan for 01 month and the next due date for the regular payment was xx/XX/2021. The last payment was received on xx/XX/2022 in the amount of $734.95xx which was applied for the due date of xx/XX/2021. The monthly P&I is in the amount of $491.52 with an interest rate of 2.875%. The current UPB is reflected in tape for the amount of $xx.	xx:According to the payment history as of xx/XX/2022 the borrower is delinquent with the loan for 01 month and the next due date for the regular payment was xx/XX/2021. The last payment was received on xx/XX/2022 in the amount of $734.95xx which was applied for the due date of xx/XX/2021. The monthly P&I is in the amount of $491.52 with an interest rate of 2.875%. The current UPB is reflected in tape for the amount of $xx.
No evidence has been found regarding the foreclosure & bankruptcy process.
No information has been found regarding the current occupancy & property condition. xx:xx:xx	The loan was modified on xx/XX/2021 with new principal balance of $ $xx. The borrower promises to pay the new P&I in the amount of $491.52 with the new fixed interest rate of 2.875% beginning from 10/XX/2021 to the maturity date of 09/XX/2061.	Credit Application Credit Report	Field: Borrower #x Middle Name Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: N/A Tape Source: Initial Tape Type:
Field: Interest Calculation Type   Loan Value: xxx/xxx   Tape Value: In Arrears   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $x.xx   Variance %: x.xxxxx%   Comment: N/A   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxMMMMMMMMMMMM   Tape Value: CCCCCCCCCCCCxxxxCxCCCCCC   Variance:    Variance %:    Comment: The Payment history string is xxxxxxxxxxxxxMMMMxxxxxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MMMMMMMMMMMMxxxxxxxxxxxx   Tape Value: CCCCCCxCxxxxCCCCCCCCCCCC   Variance:    Variance %:    Comment: The Payment history string is xxxxxxxxxxxxxMMMMxxxxxx.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Unavailable   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Trial Modification Agreement in file? Loan Value: Unavailable Tape Value: No Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application along with initial application is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing in loan file."
																																																																																								* Operative index value is unable to confirm (Lvl 2) "Unable to confirm operative index value due to missing documents."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
55035886	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$2,882.50	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,424.60	10.760%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of updated title report dated xx/XX/2022 shows that the subject mortgage was originated on xx/XX/2009 with xx, which was recorded on xx/XX/2009 in the amount of $xx. The chain of assignment has been completed. Currently, the mortgage assignment is with xx.
 There is an active Water-Sewer lien found on the subject property in favor of xx in the amount of $557.91, which was recorded on xx/XX/2014.
 There are 5 state tax liens found against the borrower in the total amount of $xx.8 these were recorded on different dates out of which two of them are in favor of xx.

The first and second installments of combined taxes for the year of 2022 are due in the amount of $1441.25 each for the due date of xx/XX/2022 and xx/XX/2022 respectively.	The payment history as of xx/XX/2022 shows that the borrower is delinquent for 25 months and next payment due date is xx/XX/2019. The last payment was received in the amount of $1,424.19 which was applied for the due date of xx/XX/2019. The current UPB is in the amount of $xx.	xx:Currently the loan is in collection.
As per collection comment dated xx/XX/2020, the borrower has been affected by Covid-19. The forbearance plan has been approved for 6 months which starts from xx/XX/2020.
The borrower is delinquent for 25 months and next payment due date is xx/XX/2019. The last payment was received in the amount of $1,424.19 which was applied for the due date of xx/XX/2019. The current UPB is in the amount of $xx.

No details have been found regarding foreclosure.
As per PACER, the bankruptcy has not been filed.
As per collection comments, the subject property is occupied by owner and is in good condition. There are no comments regarding the damages and repairs. xx:xx:xx	Not Applicable	Credit Application Credit Report	Field: Current Legal Status Loan Value: Collections, >= xxx Days Tape Value: Collections |---| |----| Comment: No discrepancies. Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $xxxxx.xx   Variance:    Variance %:    Comment: No discrepancies.   Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: No discrepancies.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Not Applicable   Tape Value: xx/XX/xxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: No discrepancies.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $-x.xx   Variance %: -x.xxxxx%   Comment: No discrepancies.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: No discrepancies.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: sxx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: No discrepancies.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxMMxMxxxxMMMMMMMMMMM   Tape Value: CCCCCCCCCCCCCxxxCxCCCCCC   Variance:    Variance %:    Comment: The pay history string is xxxxxxxxxxxxxxxxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MMMMMMMMMMMxxxxMxMMxxxxx   Tape Value: CCCCCCxCxCxCCCCCCCCCCCCC   Variance:    Variance %:    Comment: The pay history string is xxxxxxxxxxxxxxxxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Trial Modification Agreement in file? Loan Value: Yes Tape Value: No Variance: Variance %: Comment: No discrepancies. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Application is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing in loan file."
																																																																																								* Property is Manufactured Housing (Lvl 2) "An Appraisal Report at the origination located at “xx” states that the property is a manufactured home. VIN#xx is available on the recorded mortgage document. Affidavit of affixation is found (lxx), which shows that the home is affixed to permanent foundation system."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
94012049	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$1,109.01	$1,057.29	11/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$513.79	9.160%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2022 shows that the subject mortgage was originated on xx/XX/2005 and was recorded on xx/XX/2005 in the amount of $xx in favor of “xx."
The chain of assignment has been completed. The loan is currently assigned with xx which was recorded on xx/XX/2016.
No active judgment or lien has been found against the borrower/subject property.
The annual county taxes for 2021 are currently delinquent in the amount of $1,109.01 which were due and are good through xx/XX/2022.	According to the payment history as of dated xx/XX/2022, the borrower is delinquent with the loan for 1 month and the next due date for the regular payment was xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $591.19 xx which was applied for the due date of xx/XX/2021. The monthly P&I is in the amount of $457.08 with an interest rate of 8.66%. The current UPB is reflected in tape for the amount of $xx.	xx:The loan is currently in collection.
According to the payment history as of dated xx/XX/2022, the borrower is delinquent with the loan for 1 month and the next due date for the regular payment was xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $591.19 xx which was applied for the due date of xx/XX/2021. The monthly P&I is in the amount of $457.08 with an interest rate of 8.66%. The current UPB is reflected in tape for the amount of $xx.
No information has been found regarding foreclosure proceedings and bankruptcy filings.
No information has been found regarding damages or repairs. xx:xx:xx	Not Applicable	Credit Application Credit Report	Field: Current Legal Status Loan Value: Collections, < xx Days Tape Value: Collections |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $xxx.xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: -x (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $x.xx   Variance %: x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: CCCCCCCCCCxCxxxxxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxCxCCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: -x (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Trial Modification Agreement in file? Loan Value: Unavailable Tape Value: No Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan document."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "ComplianceEase risk indicator is moderate as loan is failing for TILA Right of Rescission Test"
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Right of Rescission Test: FAIL
This loan failed the TILA right of rescission test.
Closed-end ( 12 CFR §1026.23(a)(3) , transferred from 12 CFR §226.23(a)(3) ), Open-end ( 12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3) )
The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last."
																																																																																								* Missing credit report (Lvl 2) "Credit report is missing in loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
82685630	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	12/XX/2021	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$459.69	10.750%	180	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	49.872%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	The review of the updated title report dated xx/XX/2022 shows that the subject mortgage was originated on xx/XX/2005 and was recorded on xx/XX/2005 in the amount of $xx in favor of “xx.”
The chain of assignments has been completed. The mortgage is currently assigned to xx, which was recorded on xx/XX/2016.
No active judgments or liens were found.
County annual taxes of 2021 have been exempt.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/XX/2022, the borrower is delinquent with the loan for 5 months and the next due date for the regular payment is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $400.00 xx, which was applied for the due date of xx/XX/2021. The monthly P & I is in the amount of $291.00 with an interest rate of 9.750%. The current UPB is reflected in tape for the amount of $xx.	xx:The current status of the loan is in collection. According to the payment history as of xx/XX/2022, the borrower is delinquent with the loan for 5 months and the next due date for the regular payment is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $400.00 xx, which was applied for the due date of xx/XX/2021. The monthly P & I is in the amount of $291.00 with an interest rate of 9.750%. The current UPB is reflected in tape for the amount of $xx.
As per the servicing comment dated xx/XX/2021, the reason for default is curtailment of income. The borrower’s willingness and ability to pay is poor. No information has been found regarding the forbearance plan. No information has been found related to damage or repairs. The occupancy of the subject property is unable to be determined. As per the PACER report, borrower has not filed bankruptcy since loan origination. xx:The foreclosure was initiated in year 2020 with the loan and was referred to attorney on xx/XX/2020. However, as per servicing comment dated xx/XX/2020 the foreclosure have been suspended due loan modification. The loan have been modified on xx/XX/2020. No more evidences are available in the latest 24 months servicing comments regarding further foreclosure proceedings. xx:xx	This is a conventional fixed rate mortgage with P&I of $459.69 with the rate of interest 10.750% and a maturity date of the loan is 7/XX/2020. The P&I as per updated payment history as of the date is $291.00 and rate of interest is 9.750%. However, there is a reduction in P&I and rate of interest with respect to original Note data which seems that there would be a possible loan modification and tape also shows loan modified on xx/XX/2020, but an executed copy of such loan modification agreement is missing from the loan file.	Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures Origination Appraisal	Field: Currently in Foreclosure? Loan Value: Yes Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: Unavailable   Tape Value: xx/XX/xxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: xxx/xxx   Tape Value: In Arrears   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $x.xx   Variance %: x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxMxMxxxMxxMMMMMMMMxxxxM   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: MxxxxMMMMMMMMxxMxxxMxMxx Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial Escrow Account Disclosure is missing from the loan document."
* Missing Appraisal (Lvl 2)     "An appraisal report at origination is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing in loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in VA. The following state disclosures are missing in the loan file;
1.VA Application Disclosure
2.Choice of Settlement xx Disclosure
3.Disclosure of Charges For Appraisal or Valuation
																																																																																								4.Copy of Appraisal or Statement of Appraised Value"		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
73634403	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$843.44	09/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$736.47	9.240%	180	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Unavailable	No	Not Applicable	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	03/XX/2022	$19,079.52	$5,723.86	3.125%	$48.78	Unavailable	Financial Hardship	As per the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2007 with lender xx and recorded on xx/XX/2007 for the amount of $xx.
The chain of assignment has been completed. Currently, the assignment is with xx.
There are no active liens and judgments against the borrower.
Taxes for the year 2021 have been paid for the amount of $843.44. No prior year tax delinquency has been found.	According to the payment history as of xx/XX/2022, the borrower has been delinquent for 3 months and the next due date is xx/XX/2021. The last payment was received on xx/XX/2021 for the amount of $793.76xx.The monthly P&I is in the amount of $714.72 with an interest rate of 8.740%. The current UPB is reflected in PH for the amount of $xx.	xx:The current status of the loan is in collection. According to the payment history as of xx/XX/2022, the borrower has been delinquent for 3 months and the next due date is xx/XX/2021. The last payment was received on xx/XX/2021 for the amount of $793.76xx.The monthly P&I is in the amount of $714.72 with an interest rate of 8.740%. The current UPB is reflected in PH for the amount of $8631.01.
No evidences have been found regarding the foreclosure and bankruptcy as the latest CH is missing. Unable to determine the occupancy. xx:xx:xx	Loan modification agreement was made on xx/XX/2022. Borrower has promised to pay the principal and interest in the amount of $48.78 with the interest rate of 3.125% on same day of each month till the maturity date. The new principal balance is $xx, and deferred balance amount is $5,723.86 and remaining those balances in the amount of $xx which is also an interest bearing amount. The last modified payment will be due on 2/XX/2062.	Credit Application Credit Report Initial Escrow Acct Disclosure Mortgage Insurance	Field: Current Legal Status Loan Value: Collections, xx-xxx Days Tape Value: Collections |---| |----| Comment: Current Legal Status is Collections, xx-xxx Days. Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: xx   Tape Value: xx   Variance: $-xx   Variance %: -xx.xxxxx%   Comment: Unavailable.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xxx (Days)   Variance %:    Comment: Doc Date of Last Modification is Unavailable.   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xx (Days)   Variance %:    Comment: First Payment Date is x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Forbearance Plan Start Date   Loan Value: x/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: -xxx (Days)   Variance %:    Comment: Forbearance Plan Start Date is x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: xxx/xxx   Tape Value: xx/xxx   Variance:    Variance %:    Comment: Interest Calculation Type is xxx/xxx.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not Applicable.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $-x.xx   Variance %: -x.xxxxx%   Comment: Original Balance (or Line Amount) is $xx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Original CLTV Ratio Percent is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Original Standard LTV(OLTV) is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: MMMMxxxxxxxMMMMMMMMMMMMM   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment: Payment History String Reversed is xxxxxxMMMMMxxMMMMMMMMMMM.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: MMMMMMMMMMMMMxxxxxxxMMMM Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC Variance: Variance %: Comment: Payment History String Reversed is MMMMMMMMMMMxxMMMMMxxxxx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "MI Certificate is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing in loan file."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrowers."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
63964652	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$296.64	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$358.58	9.748%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2002 and recorded on xx/XX/2002 in the amount of $xx with xx, with Book/Page#2002/xx.

The chain of assignment has been completed. Currently, the assignment is with xx.

No active judgments or liens have been found against the borrower.

Annual county taxes of 2021 have been paid on xx/XX/2021 in the amount of $296.64.	According to the payment history as of xx/XX/2022, the borrower is current with the loan. The last payment was received on xx/XX/2021 which was applied for the due date of xx/XX/2021 and the next due date for payment is xx/XX/2022. The P&I is in the amount of $358.58 and PITI is in the amount of $380.42. The UPB reflected as per the payment history is in the amount of $xx.	xx:The current status of the loan is performing.
According to the payment history as of xx/XX/2022, the borrower is current with the loan. The last payment was received on xx/XX/2021 which was applied for the due date of xx/XX/2021 and the next due date for payment is xx/XX/2022. The P&I is in the amount of $358.58 and PITI is in the amount of $380.42. The UPB reflected as per the payment history is in the amount of $xx.
No evidence has been found regarding damage or repairs.
No foreclosure activity has been found.
No pertaining bankruptcy-related details have been found. xx:xx:xx	Not Applicable	Affiliated Business Disclosure Credit Application Credit Report Notice of Servicing Transfer Origination Appraisal	Field: Current Legal Status Loan Value: Performing Tape Value: Collections |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $x.xx   Variance %: x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: x.xxxxx%   Tape Value: x.xxxxx%   Variance: -x.xxxxx%   Variance %: -x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxMMMMMMMMMMMM   Tape Value: CCCxCCCCCCCCCxCxCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MMMMMMMMMMMMxxxxxxxxxxxx   Tape Value: CCCCCCCCxCxCCCCCCCCCxCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Lower rate or term   Tape Value: No Cash-Out   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Manufactured Housing Tape Value: Single Family Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "Home is not affixed. An appraisal report at the origination is missing from the loan file. Tax report attached with UT located at “xx” shows the type of subject property as a manufactured home. However, the Affidavit of Affixation is not available in the loan file. The ALTA 7 Endorsement is not attached to the final title policy. Also, the VIN# is not available in the legal description of the recorded mortgage. A collections comment does not reflect any information regarding Manufactured Housing whether it is attached to a permanent foundation system or not. Hence, unable to determine whether the home is attached to the permanent foundation."	* Application Missing (Lvl 2) "Application document is missing from this loan file."
* Missing Appraisal (Lvl 2)     "Appraisal document is missing from this loan file."
* Missing credit report (Lvl 2)     "Credit report is missing in loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer document is missing from this loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business form document is missing from this loan file."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "Right of Rescission document is missing from this loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
27267575	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$347.00	10/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$355.07	7.446%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	12/XX/2010	$50,015.51	$1,060.68	7.450%	$355.07	01/XX/2011	Financial Hardship	The review of the updated title report dated xx/XX/2022 reflects that the subject mortgage was originated on xx/XX/2007 with the lender xx. in the amount of $xx which was recorded on xx/XX/2007 Instrument# | Book/Page# 2007-xx / 623.
The chain of the assignment has been completed. Currently, the mortgage assignment is with xx, which was recorded on xx/XX/2016.
There are two judgments active against the borrower in the favor of xx, Assignee of xx in the amount of $9,168.00. Both were recorded on different dates.
No prior year’s delinquent taxes have been found.	According to a review of the payment history as of xx/XX/2022, the borrower is currently delinquent for 3 months with the loan and the next due date for the regular payment is xx/XX/2021. The last payment was received on xx/XX/2021 total in the amount of PITI $384.07 which includes P&I $355.07 with the rate of interest 7.450%, which was applied for the due date of xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.	xx:The loan is currently in collection. As per the payment history as of xx/XX/2022, the borrower is currently delinquent for 3 months with the loan and the next due date for the regular payment is xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.
As per seller’s tape data FB plan was provided which was started on xx/XX/2021.
Subject property is occupied by owner. Unable to determine the current condition of property. xx:xx:xx	According to the AOT, the loan was modified on xx/XX/2010. The new modified principal balance as per modification is in the amount of $xx with interest rate starting at 7.450% and the borrower promises to pay P&I in the amount of $355.07 beginning from 1/XX/2011. The maturity date as per modification is 9/XX/2038. This loan was modified once.

Credit Application Credit Report	Field: Is REO Active? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $-x.xx   Variance %: -x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: x.xxxxx%   Tape Value: x.xxxxx%   Variance: -x.xxxxx%   Variance %: -x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Reversed Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Application Missing (Lvl 2) "Final 1003 is missing from loan documents." * Missing credit report (Lvl 2) "Credit report is missing in loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
11313502	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$641.56	07/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$848.40	9.160%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title dated xx/XX/2022, the subject mortgage was originated on xx/XX/2005 and recorded on xx/XX/2005 in the favor of “xx” in the amount of $xx.

The chain of assignment is complete. The current assignment is with “xx” dated on xx/XX/2016 which was recorded on xx/XX/2016.

No active judgments or liens have been found against the subject property and borrower.

Annual property taxes for the year 2021 were paid on dated xx/XX/2021, xx/XX/2021, xx/XX/2022 in the total amount of $641.56 without any prior delinquency.	According to the payment history as of xx/XX/2022, the borrower is currently delinquent for 5 months. The last payment was received on xx/XX/2021, which was applied for the due date of xx/XX/2021 and the next due date for payment is xx/XX/2021. The P&I is in the amount of $812.15 and PITI is in the amount of $836.03. The UPB reflected as per the payment history is in the amount of $xx.	xx:As per the comment history, the current status of the loan is in collections.

According to the payment history as of xx/XX/2022, the borrower is currently delinquent for 5 months. The last payment was received on xx/XX/2021, which was applied for the due date of xx/XX/2021 and the next due date for payment is xx/XX/2021. The P&I is in the amount of $812.15 and PITI is in the amount of $836.03. The UPB reflected as per the payment history is in the amount of $xx.

As per collection comment dated xx/XX/2021 reason for default is curtailment of income.

As per BPO report the subject property is owner occupied.

No foreclosure activity has been found.

No pertaining bankruptcy-related details have been found. xx:xx:xx	Not Applicable	Credit Application Credit Report	Field: Borrower Last Name Loan Value: xx Tape Value:xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Interest Calculation Type   Loan Value: xxx/xxx   Tape Value: xx/xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $-x.xx   Variance %: -x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Reversed Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Application Missing (Lvl 2) "Final application is missing from the loan file." * Missing credit report (Lvl 2) "Credit report is missing in loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
39474999	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,722.00	01/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,108.04	11.870%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2006 with the lender xx. for the amount of $xx which was recorded on xx/XX/2006.
Chain of assignment has been completed. Last assignment is with the “xx”.
No active liens and judgments have been found.
First and second county installment taxes for the year of 2020 have been paid in the amount of $1722.00.
No prior year delinquent taxes have been found.	According to the updated title report dated xx/XX/2022, the borrower is delinquent for 01 month and the next due date is xx/XX/2021. Last payment was received on xx/XX/2022 in the amount of $1108.04. Current P&I is $1108.04 and the interest rate of 10.8700%. The new UPB is reflected in the amount of $xx.	xx:The loan is in the collection.
According to the updated title report dated xx/XX/2022, the borrower is delinquent for 01 month and the next due date is xx/XX/2021. Last payment was received on xx/XX/2022 in the amount of $1108.04. Current P&I is $1108.04 and the interest rate of 10.8700%. The new UPB is reflected in the amount of $xx.
Reason for default is unable to be determined.
No foreclosure activity has been found.
No bankruptcy details have been found.
The subject property occupancy is unable to be determined. No damage and repairs have been found. xx:xx:xx	Not Applicable	Credit Application Credit Report Initial Escrow Acct Disclosure Mortgage Insurance for LTV>80%	Field: Borrower #x Middle Name Loan Value: xx Tape Value: xx |---| |----| Comment: As per available documents, borrower # x middle name is xx Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: $xxxxxx.xx   Tape Value: $xxxxxx.xx   Variance: $x.xx   Variance %: x.xxxxx%   Comment: Original balance per Note, $xx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: As per review original LTV is xx.xx %.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: As per review original standard LTV (OLTV) is xx.xx %.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxMxxxxxxxxxMMMMMMMMMMMM   Tape Value: CCCCCCCCCCCCCCCCCCxxCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MMMMMMMMMMMMxxxxxxxxxMxx   Tape Value: CCCCxxCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Unavailable   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Trial Modification Agreement in file? Loan Value: Unavailable Tape Value: No Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file. However, values are Updated from credit Application located at xx."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "The Compliance Ease Risk indicator is "moderate” due to
Prohibited Fees Test: Fail"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Prohibited Fees Test: Fail

                                         Loan Data     Comparison Data    Variance
Prohibited Fees Test: Fail      $205.00              $0.00                  +$205.00

The loan failed the prohibited fees test.

Iowa loans may fall into more than one loan category at the same time. A fee is allowed if authorized by one or more statutes that apply. Otherwise fees are prohibited:

If the loan is a Consumer Loan it may charge an "additional charge".

If the loan is a Home Acquisition Loan the lender may collect fees as allowed by statute.

If the loan is a Home Equity Line of Credit the lender may collect fees as allowed by statute and Gardin v. Long Beach Mortgage Co"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing from the loan document."
* Missing credit report (Lvl 2)     "Credit report is missing in loan file."
																																																																																								* Mortgage Insurance Certificate missing (Lvl 2) "The loan is conventional and LTV exceeds 86.353%. Hence, the MI certificate is required, which is missing from the loan file."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
70275991	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$82.48	04/XX/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$799.00	10.800%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Unavailable	No	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	01/XX/2022	$88,877.40	Not Applicable	3.125%	$324.60	01/XX/2022	Financial Hardship	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2007 with the lender MERS as nominee for xx. The amount of $xx which was recorded on xx/XX/2007 with Instrument# xx.

The chain of mortgage assignment has been completed. Currently, the mortgage assignment is with xx.

Annual city taxes for year 2021 have been paid off in the amount of $82.48 on xx/XX/2022.

Annual county taxes for the year 2021 have been exempted.

No delinquent taxes have been found.	According to the payment history as of xx/XX/2022, the borrower is currently performing with the loan. Last payment is received on xx/XX/2021 which was applied to xx/XX/2020. The next due date for payment is xx/XX/2022. The P&I is in the amount of $324.60 with current interest rate as per payment history is 3.125%. The current UPB reflected is in the amount of $xx.	xx:As per the review of collection comments, the current status of the loan is performing.

According to the payment history as of xx/XX/2022, the borrower is currently performing with the loan. Last payment is received on xx/XX/2021 which was applied to xx/XX/2020. The next due date for payment is xx/XX/2022. The P&I is in the amount of $324.60 with current interest rate as per payment history is 3.125%. The current UPB reflected is in the amount of $xx.

The collection comment dated xx/XX/2021 the reason for default is curtailment of income.

The collection comment dated xx/XX/2021 states the borrower is impacted by covid-19. As per the collection comment dated xx/XX/2020 the forbearance plan started from xx/XX/2020 to xx/XX/2020. The forbearance plans ran and were extend from xx/XX/2020 to xx/XX/2021. No further proceedings found.

The collection comment dated xx/XX/2022 the subject property is owner occupied and is in average condition. Information regarding the damage and repair is not available in the latest servicing comments.

No evidence has been found regarding foreclosure and bankruptcy. xx:xx:xx	The Modification agreement was made between xx and xx on xx/XX/2022. The new modified principal balance is $xx. The borrower promises to pay the P&I in the amount of $324.60 with interest rate of 3.125% beginning from 1/XX/2022 till the maturity date of 12/XX/2061. There is no deferred balance amount and forgiven amount.
Credit Application Credit Report Mortgage Insurance	Field: Borrower Last Name Loan Value: xx Tape Value: xx |---| |----| Comment: Borrower last Name is xx Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value: Collections   Variance:    Variance %:    Comment: Current legal status is "performing"   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: xxx/xxx   Tape Value: In Arrears   Variance:    Variance %:    Comment: As per tape discrepancies Interest Calculation Type is "In arrears". however; Interest Calculation Type is xxx/xxx.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not applicable   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $x.xx   Variance %: x.xxxxx%   Comment: As per tape discrepancies original balance (or line amount) is $xx. however; original balance (or line amount) is $xx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xxx.xxx%   Tape Value: xxx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Original CLTV is "xxx.xxx%"   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx.xxx%   Tape Value: xxx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Original Standard LTV is "xxx.xxx"   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxMMMMMMMMxxMMxMMxxMMxxx   Tape Value: CCCCCCCxCxxxxxCCCCCCCCCC   Variance:    Variance %:    Comment: As per the tape data, payment history string is "CCCCCCCxCxxxxxCCCCCCCCCC"; however, the payment history review shows "xxxxxxxxxxxxMMMMMMMMMMMMM.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxMMxxMMxMMxxMMMMMMMMxx   Tape Value: CCCCCCCCCxxxxxxCxCCCCCCC   Variance:    Variance %:    Comment: As per the tape data, payment history string reversed is "CCCCCCCCCCxxxxxxCCCCCCC"; however, the payment history review shows "xxxxxxxxxxxxxxxxxxxxxxxx".   Tape Source: Initial   Tape Type:
Field: Trial Modification Agreement in file? Loan Value: Yes Tape Value: No Variance: Variance %: Comment: As per tape discrepancies trial modification agreement is not available in loan file. however; modification agreement is available in loan files. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "MI certificate is missing from the loan file."
																																																																																								* Missing credit report (Lvl 2) "Credit report is missing in loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
47142158	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$4,471.06	05/XX/2021	zz	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,052.84	8.990%	181	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	08/XX/2020	$88,443.03	Not Applicable	8.994%	$788.50	08/XX/2020	Financial Hardship	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2006 and recorded on xx/XX/2006 in the amount of $ xx with lender xx.

The chain of assignment has been completed. Currently, the assignment is with xx, its successors and assigns.

1st county taxes of 2021 have been paid in the amount of $ 2,235.53 on xx/XX/2022.

2nd county taxes of 2021 have been due in the amount of $ 2,235.53.

No prior year delinquent taxes have been found.

According to updated title report dated xx/XX/2022, there is a municipal lien open against the subject property in the favour of “xx” in the amount of $ 4,902.03 which was recorded on xx/XX/2019.	According to the payment history as of xx/XX/2022, the borrower is currently delinquent for 27 month and the next due date for payment is xx/XX/2019. The last payment was received on xx/XX/2021 in the amount of $1,222.52 which was applied for due date xx/XX/2019. The current P&I is in the amount of $789.44 and current PITI is in the amount of $1,222.52 with an interest rate of 8.990%. The current UPB reflected as per the payment history is in the amount of $xx.	xx:The current legal status of collection is foreclosure.

According to the payment history as of xx/XX/2022, the borrower is currently delinquent for 27 month and the next due date for payment is xx/XX/2019. The last payment was received on xx/XX/2021 in the amount of $1,222.52 which was applied for due date xx/XX/2019. The current P&I is in the amount of $789.44 and current PITI is in the amount of $1,222.52 with an interest rate of 8.990%. The current UPB reflected as per the payment history is in the amount of $xx.

The foreclosure was initiated in year 2019 with the case number: CV-19-xx, the plaintiff xx filed the first complaint file on xx/XX/2019. No more evidence are available in loan file regarding foreclosure and also latest 24 months collection comment is missing from the loan file.

There is no evidence regarding the bankruptcy. The borrower’s willingness to pay is poor and servicing rating is below expectation. Further details not provided. xx:The foreclosure was initiated in year 2019 with the case number: CV-19-xx, the plaintiff xx filed the first complaint file on xx/XX/2019. No more evidence are available in loan file regarding foreclosure and also latest 24 months collection comment is missing from the loan file. xx:xx	As per loan files the latest modification document is found at xx which record on xx/XX/2020, as per the modified term, the new principal balance is $xx. The borrower will pay $788.50 monthly with a modified interest rate of 8.994% beginning from 08/XX/2020 with a maturity date of 01/XX/2041. The modification does not have a balloon provision. The loan was modified twice since origination.	Credit Application Credit Report	Field: Doc Date of Last Modification Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx |---| xxx (Days) |----| Comment: Changes as per modification. Tape Source: Initial Tape Type:
Field: Interest Calculation Type   Loan Value: xxx/xxx   Tape Value: In Arrears   Variance:    Variance %:    Comment: Changes as per Note.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $x.xx   Variance %: x.xxxxx%   Comment: Changes as per Note.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: CCCCCCCCxxxFFCCCCCCCCxCx   Variance:    Variance %:    Comment: Changes as per PH.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xCxCCCCCCFCFFxxxCCCCCCCC   Variance:    Variance %:    Comment: Changes as per PH.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Debt consolidation   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Trial Modification Agreement in file? Loan Value: Unavailable Tape Value: No Variance: Variance %: Comment: Changes as per modification. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing in loan file."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
36826794	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,458.85	09/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,650.97	11.850%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	Yes	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	01/XX/2021	$223,655.08	Not Applicable	3.500%	$1,005.89	01/XX/2021	Financial Hardship	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2007 and recorded on xx/XX/2007 with the lender xx. for the amount of $xx.
The chain of assignment has been completed. No assignments have been found. Currently, the assignment is with the original lender “xx”.
No active liens and judgments have been found against the borrower and subject property.
County annual taxes for the year of 2021 have been paid in the amount of $1,458.85 on xx/XX/2021.
Water/sewer taxes for the year of 2022 are delinquent in the amount of $58.00 on xx/XX/2022.	According to latest payment history as of xx/XX/2022, the borrower is currently delinquent for 5 months and the next due date is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $1,271.42 which was applied for the due date xx/XX/2021. The unpaid principal balance is reflected in the amount of $xx. The current P&I is $xx and the interest rate is 3.500%.	xx:The loan is currently in the collection and the next due date is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $1,271.42 which was applied for the due date xx/XX/2021. The unpaid principal balance is reflected in the amount of $xx. The current P&I is $1,005.89 and the interest rate is 3.500%. The loan has been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. As per the comment dated xx/XX/2020, the borrower was impacted by covid-19. FB plans ran and were extended several times from xx/XX/2021 or last fb plan was provided on xx/XX/2022. As per the comment dated xx/XX/2021, the reason for default is curtailment of income. As per the comment dated xx/XX/2021, the subject property is owner occupied. As per the comment dated xx/XX/2021, the subject property is located in natural disaster. As per the comment dated xx/XX/2021, there is a dispute. No comment pertaining to the damage on the subject property has been observed. xx:xx:xx	The modification agreement was made on xx/XX/2021 between the borrowers “xx” and lender “xx”. As per the modified terms, the new principal balance is $xx. There are 6 steps of modification. The borrower has promised to pay the amount of $1,005.89 with the interest rate of 3.500% beginning on 1/XX/2021 till maturity date of 11/XX/2050.	Credit Application Credit Report Missing Required State Disclosures	Field: Current Legal Status Loan Value: Collections, >= xxx Days Tape Value: Collections |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Forbearance Plan Start Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xxx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: xxx/xxx   Tape Value: In Arrears   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step x Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xxxx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: x.xxx%   Tape Value: x.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step x Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $x.xx   Variance %: x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: MxxMxxxxxxxxMMMMMMxxxxxx   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xxxxxxMMMMMMxxxxxxxxMxxM Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file. However, values are updated from credit application located at “235535167_1331090 Page#8."
* Missing credit report (Lvl 2)     "Credit report is missing in loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in UT. The following state disclosures are missing in the loan file;
1) Fee Disclosure
2) Loan Application Notice
3) Servicer Disclosure
4) Notice of Change of Terms For Open-End Consumer Credit Contract."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
96738727	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$665.42	01/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$699.92	9.642%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	153.053%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2003 in favor of xx in the amount of $xx and it was recorded on xx/XX/2003.
The chain of assignment has been completed.
No active judgments or liens have been found.
County annual taxes of 2021 have been paid in the amount of $665.42 on xx/XX/2021.
No prior year delinquent taxes have been found.	The payment history dated as of xx/XX/2022 reveals that the borrower is currently delinquent for 5 months and the next due date is xx/XX/2021. The last payment was received on xx/XX/2022 in the amount of $710.10 and it was applied for the due date of xx/XX/2021. The current P&I is $640.54 and interest rate is 8.496%. The current unpaid principal balance is in the amount of $xx.	xx:The loan is in collections. The payment history dated as of xx/XX/2022 reveals that the borrower is currently delinquent for 5 months and the next due date is xx/XX/2021. The last payment was received on xx/XX/2022 in the amount of $710.10 and it was applied for the due date of xx/XX/2021. The current P&I is $640.54 and interest rate is 8.496%. The current unpaid principal balance is in the amount of $xx.

The reason for default is unable to be determined. The subject property is occupied by the owner. No foreclosure proceedings have been found. No bankruptcy filing has been found. According to collection comment, no damages or repairs have been found. xx:xx:xx	Not Applicable	Affiliated Business Disclosure Credit Report	Field: Deferred Balance Amount Loan Value: Not Applicable Tape Value: $xxxx.xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $x.xx   Variance %: x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: x.xxxxx%   Tape Value: x.xxxxx%   Variance: x.xxxxx%   Variance %: x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing credit report (Lvl 2) "Credit report is missing in loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business form disclosure is missing from the loan file."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
46286191	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,100.59	09/XX/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	$1,309.34	9.678%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2003 and recorded on xx/XX/2003 in the amount of $xx with MERS as nominee for xx.

The chain of assignment has been completed. Currently, the assignment is with xx, its successors and assigns.

No active judgments or liens have been found.

1st combined taxes of 2022 have been paid in the amount of $1,100.59 on xx/XX/2022.

1st combined taxes of 2021 have been paid in the amount of $1,106.46 on xx/XX/2021.

2nd combined taxes of 2021 have been paid in the amount of $894.62 on xx/XX/2021.

No prior year delinquent taxes have been found.	According to the payment history as of xx/XX/2022, the borrower is currently delinquent for 9 months and the next due date for payment is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $3,908.92 which was applied for due date xx/XX/2021. The current P&I is in the amount of $703.72 and current PITI is in the amount of $977.23 with an interest rate of 5.000% The current UPB reflected as per the payment history is in the amount of $xx.	xx:The current status of the loan is in collections, >=120 Days.

According to the payment history as of xx/XX/2022, the borrower is currently delinquent for 9 months and the next due date for payment is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $3,908.92 which was applied for due date xx/XX/2021. The current P&I is in the amount of $703.72 and current PITI is in the amount of $977.23 with an interest rate of 5.000% The current UPB reflected as per the payment history is in the amount of $xx.

The subject property is owner occupied. No comment pertaining to the damage on the subject property has been observed.

There is no evidence regarding the foreclosure in the loan file.

As per comment dated xx/XX/2021, the borrower’s income is impacted by covid-19. The servicer provided an FB which ran and were extended several times from xx/XX/2021. Further details not provided. xx:xx:According to the PACER, the borrower “xx" had filed the bankruptcy under chapter 7 with case# xx on xx/XX/2014. As per xx schedule D xx shows that the amount of claim without deducting the value of the collateral is $xx and the value of the collateral is $xx. Hence, the unsecured portion is $xx. The borrower’s chapter 7 has been discharged on xx/XX/2014 and also got terminated on xx/XX/2014. The date of last filing bankruptcy was xx/XX/2014. No more evidences are available regarding current bankruptcy status.	Not Applicable	Credit Application Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures Mortgage Insurance for LTV>80%	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: Changed. Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Collections, >= xxx Days   Tape Value: Collections   Variance:    Variance %:    Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Unavailable   Tape Value: x/XX/xxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Forbearance Plan Start Date   Loan Value: xx/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xxx (Days)   Variance %:    Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: xxx/xxx   Tape Value: xx/xxx   Variance:    Variance %:    Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $-x.xx   Variance %: -x.xxxxx%   Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: x.xxxxx%   Tape Value: x.xxxxx%   Variance: -x.xxxxx%   Variance %: -x.xxxxx%   Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC Variance: Variance %: Comment: Changed. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file. However, values are updated from credit Application located at “235535842_1340441”."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing from the loan document."
* Missing credit report (Lvl 2)     "credit report is missing in loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in IL. The following state disclosures are missing in the loan file;
1.IL Collateral Protection Insurance Notice
2.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
																																																																																								* Mortgage Insurance Certificate missing (Lvl 2) "The loan is conventional and LTV exceeds 92.93%. Hence, the MI certificate is required, which is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
93308962	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$680.60	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$302.21	8.340%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title dated xx/XX/2022, the subject mortgage was originated on xx/XX/2005 in the amount of xx which was recorded on xx/XX/2005.
The chain of assignment has been completed. Currently, the mortgage is with xx which was recorded on xx/XX/2016.
There are 4 civil judgments in the favor of xx in the amount of $4084.94 which were recorded on different dates.
1st and 2nd installment county taxes for 2021 have been paid in the amount of $680.60. No prior year delinquent taxes have been found.	According to the payment history as of xx/XX/2022, the borrower is delinquent for 30 days and the next payment is due for xx/XX/2021.The last payment was received on xx/XX/2021 in the amount of $363.25 which was applied for the due date of xx/XX/2021. The P&I is $290.76 and PITI is $363.25 with an interest rate of 7.840%. The current UPB is reflected in tape for the amount of $xx.	xx:The loan is currently in collections and the next payment is due for xx/XX/2021.The last payment was received on xx/XX/2021 in the amount of $363.25 which was applied for the due date of xx/XX/2021. No records for foreclosure and bankruptcy have been found. The RFD is unable to be determined. Unable to determine current occupancy and condition of the property. xx:xx:xx	Not Applicable	Credit Application Credit Report	Field: Borrower Last Name Loan Value: xx Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Collections, < xx Days   Tape Value: Collections   Variance:    Variance %:    Comment: The loan is currently in collections and the next payment is due for xx/XX/xxxx.The last payment was received on xx/XX/xxxx in the amount of $xxx.xx which was applied for the due date of xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: No Fc activity.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $-x.xx   Variance %: -x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxMxxMMMMMxxxxxx   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxMMMMMxxMxxxxxxxxxx   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Trial Modification Agreement in file? Loan Value: Unavailable Tape Value: No Variance: Variance %: Comment: No collection comments found. Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Application Missing (Lvl 2) "The final 1003 (application) is missing from the loan file." * Missing credit report (Lvl 2) "Credit report is missing in loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
93987391	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$1,279.92	$2,534.84	01/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$970.53	7.000%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2005 and recorded on xx/XX/2005 with the lender xx for the amount of $xx.
There is a junior mortgage was originated on xx/XX/2007 and recorded on xx/XX/2007 with the lender xx for the amount of $xx.
The chain of assignment has been completed. Currently, the assignment is from xx which was recorded on xx/XX/2016.
No active liens and judgments have been found against the borrower and subject property.
First installments of town taxes for the year of 2022 have been paid in the amount of $1,271.80 on xx/XX/2021.
Second installments of town taxes for the year of 2022 are delinquent in the amount of $1,279.92 on xx/XX/2022 till good through dated xx/XX/2022.	According to latest payment history as of xx/XX/2022, the borrower is current with the loan and the next due date is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $1,021.22 which was applied for the due date xx/XX/2022. The unpaid principal balance is reflected in the amount of $xx. The current P&I is $970.53 and the interest rate is 6.999%.	xx:The loan is currently in the performing and the next due date is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $1,021.22 which was applied for the due date xx/XX/2022. The unpaid principal balance is reflected in the amount of $xx. The current P&I is $970.53 and the interest rate is 6.999%. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The subject property and the reason for default are unable to be determined. No comment pertaining to the damage on the subject property has been observed. xx:xx:xx	Not Applicable	Credit Application Credit Report	Field: Current Legal Status Loan Value: Performing Tape Value: Collections |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Interest Calculation Type   Loan Value: xxx/xxx   Tape Value: xx/xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $-x.xx   Variance %: -x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: x.xxxxx%   Tape Value: x.xxxxx%   Variance: -x.xxxxx%   Variance %: -x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxMMMMMMMMMMM   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MMMMMMMMMMMxxxxxxxxxxxxx   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Not Applicable Tape Value: Cash Out - Other Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing in loan file."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by borrower."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
8801087	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,136.22	11/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$666.87	10.750%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2022 shows that subject mortgage was originated on xx/XX/2003 with the lender xx. and it was recorded on xx/XX/2003 for the amount of $xx.

The chain of assignments has been completed. The mortgage is currently assigned to xx, which was recorded on xx/XX/2017.

No active liens and judgments have been found against the borrower and subject property.

The combined annual tax of 2022 is due in the amount of $491.67 on xx/XX/2022.

The school annual taxes of 2022 have been paid in the amount of $644.55 on xx/XX/2021.

No prior year’s delinquent taxes have been found.	According to the payment history as of xx/XX/2022, the borrower is delinquent with the loan for 2 months and the next due date for the regular payment was xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $1,021.60 xx. The monthly P&I is in the amount of $510.80 with an interest rate of 8.460%. The current UPB is reflected in the amount of $xx.	xx:The loan is in collection.

According to the payment history as of xx/XX/2022, the borrower is delinquent with the loan for 2 months and the next due date for the regular payment was xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $1,021.60 xx. The monthly P&I is in the amount of $510.80 with an interest rate of 8.460%. The current UPB is reflected in the amount of $xx.

As per PACER report borrower has not filed bankruptcy since loan origination.

Unable to determine the current condition & occupancy of subject property.

The reason for default is unable to be determined. xx:xx:xx	Not Applicable	Credit Application Credit Report Good Faith Estimate Hazard Insurance Initial Escrow Acct Disclosure Origination Appraisal	Field: Borrower #x Middle Name Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx  Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $xxxx.xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: xxx/xxx   Tape Value: xx/xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $x.xx   Variance %: x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Trial Modification Agreement in file? Loan Value: Unavailable Tape Value: No Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 Application is missing from the loan documents."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final Good Faith Estimate is missing from loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing from the loan document."
* Missing Appraisal (Lvl 2)     "An appraisal report at origination is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing in loan file."
																																																																																								* Missing proof of hazard insurance (Lvl 2) "Hazard Insurance Policy Document is missing from the loan Document."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
23288006	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$326.23	01/XX/2022	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$831.34	8.920%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	04/XX/2014	$99,745.10	$1,451.91	8.900%	$830.00	05/XX/2014	Financial Hardship	The review of the updated title report dated xx/XX/2022 shows that the subject mortgage was originated in the amount of $xx on xx/XX/2007 with the lender xx., which was recorded on xx/XX/2007.
The chain of assignment has been completed as the subject mortgage is with xx.
There is a is junior mortgage in the favor of xx in the amount of $xx which was recorded on xx/XX/2022.
There is a divorce judgment in the favor of xx Shay in the amount of $xx which was recorded on xx/XX/2018.
Taxes of 2021/2022 have been paid in the amount of $326.23.	According to the payment history as of xx/XX/2022, the borrower is current with the loan and the last payment was received on xx/XX/2022 which was applied for xx/XX/2021 and the next due date for the payment is xx/XX/2022. The P&I is in the amount of $830.00 and PITI is in the amount of $830.00. The UPB reflected is in the amount of $xx.	xx:The comment history is missing from the loan file.
The current status of the loan is performing. According to the payment history as of xx/XX/2022, the borrower is current with the loan and the last payment was received on xx/XX/2022 which was applied for xx/XX/2021 and the next due date for the payment is xx/XX/2022. The P&I is in the amount of $830.00 and PITI is in the amount of $830.00. The UPB reflected is in the amount of $xx.
The reason for default is unable to be determined.
No evidences have been found regarding foreclosure.
The subject property has been occupied by the owner. xx:xx:The debtor xx and xx had filed bankruptcy under chapter-13 on xx/XX/2016 with the Case#xx and the plan was confirmed on xx/XX/2016. POC was filed on xx/XX/2016, with the secured claim amount of $xx and the amount of arrearage is $0.00. The debtor was discharged on xx/XX/2021 and the case got terminated on xx/XX/2022. The date of the last filing was xx/XX/2022.	This loan modification agreement was made between (borrower) xx and (Lender) xx, xx/XX/2014.
The borrower promises to pay the new UPB in the amount of $xx with an annual fixed modified interest rate of 8.90% and new P&I is in the amount of $830.00 that began from 5/XX/2014. The maturity is 5/XX/2039. The deferred principal balance is $xx. There is no provision for the balloon payment.	Credit Report	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: Updated as per review. Tape Source: Initial Tape Type:
Field: Borrower #x Middle Name   Loan Value: xx   Tape Value: A   Variance:    Variance %:    Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Borrower #x Middle Name   Loan Value: xx   Tape Value: H   Variance:    Variance %:    Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value: Collections   Variance:    Variance %:    Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: xxx/xxx   Tape Value: xx/xxx   Variance:    Variance %:    Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: $xxxxxx.xx   Tape Value: $xxxxxx.xx   Variance: $x.xx   Variance %: x.xxxxx%   Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Reversed Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Missing credit report (Lvl 2) "Credit report is missing in loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
48131951	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	04/XX/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$492.88	11.250%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	12/XX/2021	$46,555.99	$13,966.80	2.875%	$114.33	12/XX/2021	Financial Hardship	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2006 and recorded on xx/XX/2006 in the amount of $xx with MERS as nominee for xx.

The chain of assignment has been completed. Currently, the assignment is with xx, its successors and assigns.

There is three active state tax lien have been found.

Annual county taxes of 2021 have been paid in the amount of $0.00 on xx/XX/2021.

No prior year delinquent taxes have been found.	According to the payment history as of xx/XX/2022, the borrower is currently delinquent for 20 months and the next due date for payment is xx/XX/2020. The last payment was received on xx/XX/2020 in the amount of $513.65 which was applied for due date xx/XX/2020. The current P&I is in the amount of $492.88 and current PITI is in the amount of $513.65 with an interest rate of 10.250% The current UPB reflected as per the payment history is in the amount of $xx.	xx:According to servicing comments, the loan is in collection.
According to the payment history as of xx/XX/2022, the borrower is currently delinquent for 20 months and the next due date for payment is xx/XX/2020. The last payment was received on xx/XX/2020 in the amount of $513.65 which was applied for due date xx/XX/2020. The current P&I is in the amount of $492.88 and current PITI is in the amount of $513.65 with an interest rate of 10.250% The current UPB reflected as per the payment history is in the amount of $xx.

There is no evidence regarding the bankruptcy and foreclosure in the loan file. The borrower’s willingness to pay is poor and servicing rating is below expectation.

The subject property is owner occupied. No comment pertaining to the damage on the subject property has been observed.

As per comment dated xx/XX/2021, the borrower’s income is impacted by covid-19. The servicer provided an FB which ran and were extended several times from xx/XX/2021. Further details not provided.

Further details not provided. xx:xx:xx	The modification agreement was made between lender and borrower on xx/XX/2021. As per the modified term, the new principal balance is $xx. The borrower promises to pay $114.33 monthly with a modified interest rate of 2.875% beginning from 12/XX/2021 with a maturity date of 11/XX/2061. The modification does not have a balloon provision. The loan was modified twice since origination.	Credit Application	Field: Borrower #x Last Name Loan Value: xx Tape Value: xx |---| |----| Comment: Changed. Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: xx   Tape Value: $xx.xx   Variance: xx   Variance %: xxxxx.xxxxx%   Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $-x.xx   Variance %: -x.xxxxx%   Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xCCCCCCCxCCxxxxxxCCCCCCC   Variance:    Variance %:    Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: CCCCCCCxxxxxxCCxCCCCCCCx   Variance:    Variance %:    Comment: Changed.   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Maturity Date Loan Value: xx/XX/xxxx Tape Value: x/XX/xxxx Variance: xxxx (Days) Variance %: Comment: Changed. Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "Home is not affixed. As per Appraisal Report located at “xx” the subject property is a manufactured home. The ALTA 7 Endorsement is not attached with the Final Title Policy. The legal description attached with the subject mortgage does not show VIN/Serial Number. The affidavit of affixation is not available with UT located at “Ln#95686” which states that the manufactured home with no affixed to the permanent foundation."		* Application Missing (Lvl 2) "Final application is missing from the loan file." * ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
68284959	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$442.25	01/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$666.32	11.780%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2007 with the lender MERS as nominee for xx. The amount of $xx which was recorded on xx/XX/2007 with Instrument# xx.

The chain of mortgage assignment has been completed. Currently, the mortgage assignment is with xx.

No active judgments or liens have been found against the subject property and borrower.

1st installment of combined taxes for year 2022 was due on xx/XX/2022 in the amount of $221.12.

2nd installment of combined taxes for year 2022 was due on xx/XX/2022 in the amount of $221.13.

No delinquent taxes have been found.	According to the payment history as of xx/XX/2022, the borrower is currently performing with the loan. Last payment was received on xx/XX/2022 which was applied to xx/XX/2022. The next due date for payment is xx/XX/2022. The P&I is in the amount of $648.96 with an interest rate as per payment history is 11.280%. The current UPB reflected is in the amount of $xx.	xx:The current legal status of the loan is performing.

According to the payment history as of xx/XX/2022, the borrower is currently performing with the loan. Last payment was received on xx/XX/2022 which was applied to xx/XX/2022. The next due date for payment is xx/XX/2022. The P&I is in the amount of $648.96 with an interest rate as per payment history is 11.280%. The current UPB reflected is in the amount of $xx.

No details has been found regarding foreclosure process.

No evidence has been found regarding bankruptcy.

Loan is not modified since origination. xx:xx:xx	Not Applicable	Affiliated Business Disclosure Credit Application Credit Report HUD-1 Closing Statement Initial Escrow Acct Disclosure Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Current Legal Status Loan Value: Performing Tape Value: Collections |---| |----| Comment: As per tape discrepancies current legal status is collections. however; current legal status is performing. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: -x (Days)   Variance %:    Comment: As per tape discrepancies first payment date is xx/XX/xxxx. however; first payment date is xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: $xxxxx.xx   Tape Value: $xxxxx.xx   Variance: $xxxx.xx   Variance %: x.xxxxx%   Comment: Appraisal is missing from the loan files.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $-x.xx   Variance %: -x.xxxxx%   Comment: As per tape discrepancies original balance (or Line amount) is $xx. However; original balance (or Line amount) is $xx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xxx.xxx%   Tape Value: xxx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: As per tape discrepancies original CLTV ratio percent is xxx.xxx%. however; original CLTV ratio percent is not available.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx.xxx%   Tape Value: xxx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: As per tape discrepancies original standard LTV(OLTV) is xxx.xxx%. however; original standard LTV(OLTV) is not available.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxMMMMMMMMMMMM   Tape Value: xxxxCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MMMMMMMMMMMMxxxxxxxxxxxx   Tape Value: CCCCCCCCCCCCCCCCCCCxxxxx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Unavailable   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: As per tape discrepancies purpose of refinance per application is cash out-other. however; application is missing from the loan files.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xx (Days)   Variance %:    Comment: As per tape discrepancies stated maturity date is x/XX/xxxx. however; stated maturity date is x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Trial Modification Agreement in file? Loan Value: Unavailable Tape Value: No Variance: Variance %: Comment: N/A Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with Estimated HUD-1 and Itemization are missing from the loan file."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An appraisal report at origination is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report missing in loan file"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer document is missing from the loan file."
* Property is Manufactured Housing (Lvl 2)     "Home is affixed. According to the updated title report dated 4/XX/2022, the type of subject property is a manufactured home with VIN number# xx. The ALTA 7 Endorsement is not attached with the Final Title Policy. The legal description attached with the subject mortgage does not show VIN/Serial Number. The manufactured home application located at "xx" shows the subject property is affixed to the land with VIN #xx. Hence, the subject property is affixed to the land."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
5860996	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$7,721.53	05/XX/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$467.34	8.077%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	11/XX/2021	$78,875.78	Not Applicable	4.419%	$350.50	01/XX/2022	Financial Hardship	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2005 and recorded on xx/XX/2005 in the amount of $ 55,552.97 with MERS as nominee for xx.

*The chain of assignment has been completed. Currently, the assignment is with xx, its successors and assigns.

*No active judgments or liens have been found.

1st combined taxes of 2021 have been paid in the amount of $ 2,641.23 on xx/XX/2022.

2nd combined taxes of 2022 have been due in the amount of 2,641.23.
The annual school taxes of 2022 have been paid in the amount of $2,439.07.

No prior year delinquent taxes have been found.

According to the updated title report xx dated xx/XX/2022, the subject mortgage was originated on xx/XX/2005 and recorded on xx/XX/2005. As per Quit claim Deed, the prior owner xx, xx, xx, and xx, transferred subject property to xx and xx on xx/XX/1994. Then as per xx the subject property is transferred from xx, as xx of the City of xx, a xx, to xx, a xx on xx/XX/2008. And on xx/XX/2008 borrower get property from xx, a xx. However, the deed that indicates how the borrower xx, xx, xx, and xx had acquired the subject property is missing from the updated title report.	According to the payment history as of xx/XX/2022, the borrower is currently delinquent for 21 month and the next due date for payment is xx/XX/2020. The last payment was received on xx/XX/2020 in the amount of $1,251.87 which was applied for due date xx/XX/2020. The current P&I is in the amount of $467.34 and current PITI is in the amount of $1,251.87 with an interest rate of 9.230%. The current UPB reflected as per the payment history is in the amount of $xx.	xx:The loan is currently in collections.

According to the payment history as of xx/XX/2022, the borrower is currently delinquent for 21 month and the next due date for payment is xx/XX/2020. The last payment was received on xx/XX/2020 in the amount of $1,251.87 which was applied for due date xx/XX/2020. The current P&I is in the amount of $467.34 and current PITI is in the amount of $1,251.87 with an interest rate of 9.230%. The current UPB reflected as per the payment history is in the amount of $xx.

According to servicing comment dated xx/XX/2021, borrower’s income was impacted by covid-19. As per collection comment dated xx/XX/2021, borrower agrees forbearance plan which started from xx/XX/2021.

According to servicing comment dated xx/XX/2020, the borrower’s work place is affected by natural disaster.

Modification details have been found.
There is no pertaining damages are found against the subject property.
There is no evidence regarding the bankruptcy and foreclosure in the loan file. The borrower’s willingness to pay is poor and servicing rating is below expectation. xx:xx:xx	The modification agreement was made between lender and borrower on xx/XX/2021. As per the modified term, the new principal balance is $xx. The borrower promises to pay $350.50 monthly with a modified interest rate of 4.419% beginning from 01/XX/2022 with a maturity date of 12/XX/2061. The modification does not have a balloon provision. The loan was modified at once since origination.	Affiliated Business Disclosure Credit Report Origination Appraisal	Field: Current Legal Status Loan Value: Collections, >= xxx Days Tape Value: Collections |---| |----| Comment: Changed. Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $xxxxx.xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: xxx/xxx   Tape Value: xx/xxx   Variance:    Variance %:    Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $-x.xx   Variance %: -x.xxxxx%   Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: x.xxxxx%   Tape Value: x.xxxxx%   Variance: -x.xxxxx%   Variance %: -x.xxxxx%   Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment: Changes made as per PH.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment: Changes made as per PH.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xxxxx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Trial Modification Agreement in file? Loan Value: Yes Tape Value: No Variance: Variance %: Comment: Changed. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing Appraisal (Lvl 2) "An Appraisal report is missing from the loan files."
* Missing credit report (Lvl 2)     "Credit report is missing from the given loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required affiliated business disclosure is missing from the loan files."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
48489529	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$957.71	01/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$437.97	9.990%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	01/XX/2019	$54,117.43	Not Applicable	6.800%	$328.47	01/XX/2019	Financial Hardship	Review of the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2004 which is held by “xx.” In the amount of $xx and this was recorded on xx/XX/2004.
The chain of assignment is complete as the subject mortgage is currently assigned to “xx”.
There is one real estate tax lien against the subject property which was recorded on xx/XX/2007 in the amount of $1,814.61 in favor of xx.
The annual city, other, county and school taxes for the year of 2022 have been paid in the total amount of $957.71.
No prior year’s delinquent taxes have been found.	The review of payment history shows as of xx/XX/2022, the borrower is current with the loan and the next due date for the payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $459.00. The current P&I is $328.47 & PITI is $459.00. The stated current rate is 6.800%. The UPB amount is $xx.	xx:The loan is currently in performing.

The review of payment history shows as of xx/XX/2022, the borrower is current with the loan and the next due date for the payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $459.00. The current P&I is $328.47 & PITI is $459.00. The stated current rate is 6.800%. The UPB amount is $xx.

As per PACER report, borrower has not filed bankruptcy since loan origination.

No evidence has been found regarding the foreclosure proceedings on the subject property.

Further details not provided. xx:xx:xx	The loan was modified between the borrower xx and lender is xx on xx/XX/2019 with step amortization. The new modified principal balance is $xx and the borrower has started to pay the monthly payment in the amount of $328.47 with the rate of interest of 6.800%. The payment had begun from 1/XX/2019 that is to be ended with the stated maturity date of 12/XX/2058. The rate changes in 3 steps ending at 8.551% and P&I $394.19.	Credit Application Credit Report HUD-1 Closing Statement Origination Appraisal	Field: Current Legal Status Loan Value: Performing Tape Value: Collections |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: xxx/xxx   Tape Value: In Arrears   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step x Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xxxx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: x.xxx%   Tape Value: x.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step x Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xxx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: x.xxx%   Tape Value: x.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step x Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xxx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $-x.xx   Variance %: -x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: CCCCCCCCCCCCCCxxCxxCxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx Tape Value: xxxxCxxCxCCCCCCCCCCCCCCC Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with Estimated HUD-1 or Itemization are missing from the loan file."	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report at origination is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the given loan file."
* Not all borrowers signed TIL (Lvl 2)     "Final TIL is not hand dated by borrower."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by borrower."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
52784708	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$811.87	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$625.06	9.330%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2005 and recorded on xx/XX/2005 with the lender xx. for the amount of $xx.
The chain of assignment has been completed. Currently, the assignment is from xx, which was recorded on xx/XX/2016.
There is an active prior mortgage prior to the subject Mortgage, In the favor of xx which was recorded on xx/XX/1996 for the amount of $xx.
There are 2 state tax liens against the borrower in the favor of xx of Revenue for the total amount of $7069.13 recorded on xx/XX/2012 and xx/XX/2018.
County annual taxes for the year of 2021 have been paid in the amount of $811.87 on xx/XX/2021.
No prior year delinquent taxes have been found.	According to latest payment history as of xx/XX/2022, the borrower is current with the loan and the next due date is xx/XX/2022. The last payment was received on xx/XX/2021 in the amount of $868.32 which was applied for the due date xx/XX/2022. The unpaid principal balance is reflected in the amount of $xx. The current P&I is $625.06 and the interest rate is 9.326%.	xx:The loan is currently in the performing and the next due date is xx/XX/2022. The last payment was received on xx/XX/2021 in the amount of $868.32 which was applied for the due date xx/XX/2022. The unpaid principal balance is reflected in the amount of $xx. The current P&I is $625.06 and the interest rate is 9.326%. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The subject property and the reason for default are unable to be determined. No comment pertaining to the damage on the subject property has been observed. xx:xx:xx	Not Applicable	Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures	Field: Borrower #x Middle Name Loan Value: xx Tape Value: R |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value: Collections   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $-x.xx   Variance %: -x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: CCCCCCCCCCxxCCCxCxxCxxCx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xCxxCxxCxCCCxxCCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Debt consolidation   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Trial Modification Agreement in file? Loan Value: Unavailable Tape Value: No Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "Home not Affixed. An appraisal report is located at “xx”. As per the tape, the subject property type is Manufactured Home. However, the Affidavit of Affixation is not available in the loan file. The legal description attached with the subject mortgage does not show VIN/Serial Number. The latest tax search report available in the updated title report dated 04/XX/2022 shows subject property as Manufactured Housing. Also, the Final title policy does not show the any ALTA-7 endorsement for this manufactured housing. Therefore, we are unable to verify whether the subject property has been permanently attached to the foundation or not."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "CE is moderate due to failure of TILA Finance Charge Test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Foreclosure Rescission Finance Charge Test: FAIL Charged: $xx Allowed:$xx Variance: -$37.22"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing from the loan document."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Georgia. The following state disclosures are missing in the loan file;
1) Waiver of Borrowers Rights and Closing Attorney Affidavit (not required by law but provided as a matter of custom)
2) Disclosure of Additional Fees."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan documents"		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
19926854	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$5,122.73	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$971.76	9.470%	181	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	10/XX/2007	$83,085.06	Not Applicable	8.300%	$650.00	11/XX/2007	Financial Hardship	The review of the updated title report dated xx/XX/2022, shows that the subject mortgage was originated on xx/XX/2003 and was recorded on xx/XX/2003 in the amount of $xx in favor of “xx”
The chain of assignment has been completed. The mortgage is currently assigned to xx which was recorded on xx/XX/2016.

There are three active credit card judgments found against the subject property in the favor of “xx” in the total amount of $5,625.06 which were recorded on xx/XX/2008, xx/XX/2013 & xx/XX/2016.
There is municipal tax lien found against the subject property in the favor of “xx” in the amount of $1,288.31. This municipal lien has started the foreclosure and foreclosure compliant located at “Ln#xx Page#39” was filed by “xx” on xx/XX/2004 with the case# CA2003002630. At the time of foreclosure initiation, the subject mortgage was with “xx” and the name of the creditor/servicer is not mentioned in the said foreclosure compliant.
The 2022 combined annual taxes have been paid in the amount of $2,156.24 on xx/XX/2022.
The 2021 school annual taxes have been paid in the amount of $2,966.49 on xx/XX/2021.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/XX/2022, the borrower is delinquent with the loan for 30 months and the next due date for the regular payment is xx/XX/2019. No evidence is available in updated payment history that confirms when the last regular payment has been made. The monthly P&I is in the amount of $650.00 with an interest rate of 8.300%. The current UPB is reflected on tape in the amount of $xx.	xx:The loan is currently in collection.
According to the payment history as of xx/XX/2022, the borrower is delinquent with the loan for 30 months and the next due date for the regular payment is xx/XX/2019. No evidence is available in updated payment history that confirms when the last regular payment has been made. The monthly P&I is in the amount of $650.00 with an interest rate of 8.300%. The current UPB is reflected on tape in the amount of $xx.
The loan was modified on xx/XX/2007.
As per PACER report borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current/prior foreclosure proceedings.
No information has been found related to damage or repairs. xx:xx:xx	The loan modification agreement is missing from the loan file. However, the adjustment of terms agreement is available which is located at xx. As per AOT, the loan was modified on xx/XX/2007 with new principal balance of $xx. The borrower promises to pay the new modified P&I of $650.00 with the new fixed interest rate of 8.300% beginning from 11/XX/2007 to the new maturity date of 12/XX/2033.	Affiliated Business Disclosure Credit Application Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures Prepayment Penalty Rider	Field: Borrower #x Middle Name Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $xxxxx.xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: xxx/xxx   Tape Value: xx/xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $-x.xx   Variance %: -x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: x.xxxxx%   Tape Value: x.xxxxx%   Variance: -x.xxxxx%   Variance %: -x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxMMMMMMMMMMMM   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MMMMMMMMMMMMxxxxxxxxxxxx   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Debt consolidation Tape Value: Cash Out - Other Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file. However, values are Updated from credit Application located at "xx
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing from the loan document."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the New York. The following state disclosures are missing in the loan file;
1. NY Consumer Credit Disclosure / Fair Credit Reporting Notice
2. NY Interest Rate Disclosure
3. NY Hazard Insurance Disclosure
4. Tax Escrow Account Designation
5. Mortgage Bankers and Exempt Organizations Preapplication
6. Co-Signer Notice Requirements
7. Default Warning Notice
8. New York Real Property Escrow Account Disclosure
9. Commitment Disclosure
10. Lock-in Disclosure
11. Expiration of Lock-in or Commitment Period."
* Prepayment Rider Missing (Lvl 2)     "The prepayment rider is missing from the loan documents."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan documents."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
69145176	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,120.43	12/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$471.43	7.937%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2006 with the lender xx in the amount of $xx, which was recorded on xx/XX/2006 with instrument #xx Book: xx Page: 835. The chain of assignments has been completed. The last assignment was made with xx, which was recorded on xx/XX/2016. The first and second installments of city taxes for the year of 2021 are paid in the amount of $1001.92 and $118.51 respectively.	According to the payment history as of xx/XX/2022, the borrower is currently delinquent for 3 months. The last payment was received on xx/XX/2021, which was applied for the due date of xx/XX/2021 and the next due date for payment is xx/XX/2021. The P&I is in the amount of $471.43 and PITI is in the amount of $560.52. The UPB reflected as per the payment history is in the amount of $xx.	xx:The current status of the loan is in collections. According to the payment history as of xx/XX/2022, the borrower is currently delinquent for 3 months. The last payment was received on xx/XX/2021, which was applied for the due date of xx/XX/2021 and the next due date for payment is xx/XX/2021. The P&I is in the amount of $471.43 and PITI is in the amount of $560.52. The UPB reflected as per the payment history is in the amount of $xx. The reason for default is unable to be determined. The property occupancy .and current status is not available. xx:xx:xx	Not Applicable	Credit Application Credit Report	Field: Deferred Balance Amount Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Interest Calculation Type   Loan Value: xxx/xxx   Tape Value: xx/xxx   Variance:    Variance %:    Comment: No discrepancies.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: No discrepancies.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: No discrepancies.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: No discrepancies.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: x.xxxxx%   Tape Value: x.xxxxx%   Variance: -x.xxxxx%   Variance %: -x.xxxxx%   Comment: No discrepancies.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment: The pay history string is xxxxxxxxxxxxxxxxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment: The pay history string is xxxxxxxxxxxxxxxxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Debt consolidation   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Trial Modification Agreement in file? Loan Value: Unavailable Tape Value: No Variance: Variance %: Comment: No discrepancies. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan file."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
74335491	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other	$0.00	$1,133.87	09/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$633.35	11.810%	241	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2008 and recorded on xx/XX/2008 in the amount of $xx with xx with Instrument#xx|Book/Page#761/829.

The chain of assignment has been completed. Currently, the assignment is with xx.

There are two state tax liens in the favor of xx of Revenue which were recorded on xx/XX/2018 in the total amount of $2,400.15.

Annual combined taxes of 2022 have been paid on xx/XX/2022 in the amount of $439.78.	According to the payment history as of xx/XX/2022, the borrower is delinquent for 3 months. The last payment was received on xx/XX/2021 which was applied for the due date of xx/XX/2021 and the next due date for payment is xx/XX/2021. The P&I is in the amount of $633.35 and PITI is in the amount of $748.45. The UPB reflected as per the payment history is in the amount of $xx.	xx:The current status of the loan is collection.
According to the payment history as of xx/XX/2022, the borrower is delinquent for 3 months. The last payment was received on xx/XX/2021 which was applied for the due date of xx/XX/2021 and the next due date for payment is xx/XX/2021. The P&I is in the amount of $633.35 and PITI is in the amount of $748.45. The UPB reflected as per the payment history is in the amount of $xx.
No evidence has been found regarding damage or repairs.
No foreclosure activity has been found.
No pertaining bankruptcy-related details have been found.
As per the seller’s tape data, the borrower is active on FB plan which was started from xx/XX/2021. xx:xx:xx	Not Applicable	Credit Application Credit Report	Field: Current Legal Status Loan Value: Collections, xx-xxx Days Tape Value: Collections |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $xxxx.xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: xxx/xxx   Tape Value: xx/xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $-x.xx   Variance %: -x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xMMMxxxxxxxxxxxxxxxxxxxx   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Reversed Loan Value: xxxxxxxxxxxxxxxxxxxxMMMx Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Application Missing (Lvl 2) "Final application document is missing from loan files." * Missing credit report (Lvl 2) "Credit report is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
86579612	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	$0.00	$2,414.73	01/XX/2022	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	$624.04	9.870%	300	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	04/XX/2011	$68,842.44	$5,661.47	8.410%	$500.00	04/XX/2011	Financial Hardship	As per the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2007 and recorded on xx/XX/2007 for the amount of $xx with lender “xx”.
The chain of assignments has been completed. Currently the assignment is with "xx”.
There are no active liens and judgments against the borrower and subject property.
The 1st installment of city taxes for the year of 2023 have been paid in the amount of $664.99 on xx/XX/2022.
The 2nd, 3rd installment of city taxes for the year of 2023 have been due in the amount of $664.98 on xx/XX/2022 and xx/XX/2021. xx installment of utilities taxes for the year of 2023 have been due in the amount of $86.00 on xx/XX/2022.
The 1st and 2nd installment of school taxes for the year of 2022 have been paid in the amount of $482.78 on xx/XX/2021 and xx/XX/2021.
The 2022 county annual taxes have been paid in the amount of $601.98 on xx/XX/2022.
The annual city taxes for year 2017-2018 has been sold or forfeited in the total amount of $969.94 on xx/XX/2017 and xx/XX/2018.	According to the payment history as of xx/XX/2022, the borrower has been delinquent for 15 months and the next due date is xx/XX/2020. The last payment was received on xx/XX/2022 for the amount of $734.68xx. The monthly P&I is in the amount of $500.00 with an interest rate of 8.410%. The current UPB is reflected in PH for the amount of $xx.	xx:The current status of the loan is in collection. According to the payment history as of xx/XX/2022, the borrower has been delinquent for 15 months and the next due date is xx/XX/2020. The last payment was received on xx/XX/2022 for the amount of $734.68xx. The monthly P&I is in the amount of $500.00 with an interest rate of 8.410%. The current UPB is reflected in PH for the amount of $xx.
No comments have been found regarding the foreclosure. The borrower xx had filed bankruptcy under chapter-7 with the case#xx on xx/XX/2021, the reaffirmation agreement filed on xx/XX/2021. The borrower has been discharged on xx/XX/2021 and also got terminated on xx/XX/2021.
The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. As per the servicing comment dated xx/XX/2021, the borrower's income has been impacted due to covid-19. xx:xx:The borrower xx had filed bankruptcy under chapter-7 with the case#xx on xx/XX/2021, the reaffirmation agreement filed on xx/XX/2021. As per xx schedule D xx shows that the amount of claim without deducting the value of the collateral is $xx and the value of the collateral is $xx Hence, the unsecured portion is $0.00.
The borrower has been discharged on xx/XX/2021 and also got terminated on xx/XX/2021. The date of last filing bankruptcy was xx/XX/2022. No more evidences are available regarding current bankruptcy status.	The AOT agreement was made between the lender xx and the borrower xx on xx/XX/2011. The new principal balance as per mod is $xx. The first payment was due on 04/XX/2011 and the maturity date is 05/XX/2036. The modified P&I is in the amount of $500.00 with an interest rate of 8.410%. The amount of $xx is the deferred amount. The modification does not contain balloon payment.	Affiliated Business Disclosure Credit Application Credit Report Missing Required State Disclosures Right of Rescission	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: Florentino   Tape Value: FIORENTINO   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: xx   Tape Value: xx   Variance: $-xxx.xx   Variance %: -x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xxx (Days)   Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: xxx/xxx   Tape Value: xx/xxx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $-x.xx   Variance %: -x.xxxxx%   Comment: NA   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: NA   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxMMMMMMMMMxxxxx   Tape Value: CCCCCCCCCCCxxxCCxxxxCCCC   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxMMMMMMMMMxxxxxxxxxx   Tape Value: CCCCxxxxCxxxxCCCCCCCCCCC   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Trial Modification Agreement in file? Loan Value: Yes Tape Value: No Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file. However, values are updated from credit application located at “235538428_1358503 Page#40”."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in NY. The following state disclosures are missing in the loan file;
1. NY Consumer Credit Disclosure / Fair Credit Reporting Notice
2. NY Interest Rate Disclosure
3. NY Hazard Insurance Disclosure
4. Tax Escrow Account Designation
5. Mortgage Bankers and Exempt Organizations Preapplication
6. Co-Signer Notice Requirements
7. Default Warning Notice
8. New York Real Property Escrow Account Disclosure
9. Commitment Disclosure"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "Right of Rescission is missing from the loan documents."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
99802660	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$493.06	$510.24	01/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,189.82	10.310%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	No	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2007 and recorded on xx/XX/2007 with the lender xx. for the amount of $xx.
The chain of assignment has been completed. Currently, the assignment is from xx which was recorded on xx/XX/2016.
No active liens and judgments have been found against the borrower and subject property.
First and second installments of county taxes for the year of 2021-2022 pay are due in the amount of $265.12 on xx/XX/2022 and $245.12 on xx/XX/2022.
County annual taxes for the year of 2020-2021 are delinquent in the amount of $493.06 till good though dated xx/XX/2022.	According to latest payment history as of xx/XX/2022, the borrower is currently delinquent for 12 months and the next due date is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $836.68 which was applied for the due date xx/XX/2020. The unpaid principal balance is reflected in the amount of $xx. The current P&I is $836.68 and the interest rate is 9.810%.	xx:The loan is currently in the collection and the next due date is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $836.68 which was applied for the due date xx/XX/2020. The unpaid principal balance is reflected in the amount of $xx. The current P&I is $836.68 and the interest rate is 9.810%. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. As per the comment dated xx/XX/2021 and the death certificate located at “xx”, the borrower “xx” has deceased on xx/XX/2012. As per the BPO report dated xx/XX/2022 xx, the subject property is unknown occupied. As per the comment dated xx/XX/2021, the borrower was not impacted by covid-19 pandemic. FB plans ran and were extended several times from xx/XX/2021 or last fb plan was provided on xx/XX/2021. No comment pertaining to the damage on the subject property has been observed. xx:xx:xx	Not Applicable	Credit Application Credit Report Flood Certificate	Field: Borrower #x Last Name Loan Value: xx Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Collections, >= xxx Days   Tape Value: Collections   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: xxx/xxx   Tape Value: xx/xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $x.xx   Variance %: x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xmmmxmxxxxxxxxxxxxxxxxxx   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxxxmxmmmx   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Trial Modification Agreement in file? Loan Value: Yes Tape Value: No Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan documents."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "This loan failed the Indiana license validation test. (IN HEA 1359, Ind. Code § 24-4.5-1-101, Ind. Code § 24.4.4-1-101)
Indiana House Enrolled Act 1359 requires the Indiana Department of Financial Institutions to begin regulation of both first and subordinate lien mortgage lending under the First Lien Mortgage Lending License and Subordinate Lien Mortgage Lending
License. As a result, lenders will no longer be allowed to make loans under the Indiana Unregulated (1st Lien), Unregulated
UCCC, Consumer Loan License, Consumer Loan License UCCC, or the Exemption Letter UCCC.
The Indiana First Lien Mortgage Lending License and Indiana Subordinate Lien Lending License are not available for loans with a closing date before the Act's effective date of January 1, 2009."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan file."
* Missing flood cert (Lvl 2)     "Flood certificate is  missing from loan file."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "Right of rescission document is not hand dated by the borrower."		Moderate	Pass	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
28721055	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,898.94	03/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,323.98	2.875%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	654	Not Applicable	39.369%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 and recorded on xx/XX/2021, in the amount of $xx with MERS as nominee for On xx.

There is no chain of assignment. Currently, the subject loan is with original lender xx.

No active judgments or liens have been found.

Annual county taxes of 2021 have been paid in the amount of $3,898.94 on xx/XX/2021.

No prior year delinquent taxes have been found.	According to payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $1,725.56 which was applied for due date xx/XX/2022. The current P&I is in the amount of $1,323.98 and current PITI is in the amount of $1,725.56 with an interest rate of 2.875%. The current UPB reflected as per the payment history is in the amount of $xx.	xx:According to servicing comments, the current status of the loan is performing.

According to payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $1,725.56 which was applied for due date xx/XX/2022. The current P&I is in the amount of $1,323.98 and current PITI is in the amount of $1,725.56 with an interest rate of 2.875%. The current UPB reflected as per the payment history is in the amount of $xx.

Covid-19 attestation is available in the loan file located at “xx”.

As per final application, the borrower xx is working at xx aas  xx for 2.7 years.

No comment pertaining to the damage on the subject property has been observed.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found. xx:xx:xx	Not Applicable	Mortgage Insurance	Field: Age of Loan Loan Value: x Tape Value: x |---| -x |----| -xx.xxxxx% Comment: Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: x.xxx% Variance %: x.xxxxx% Comment: Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows defect that subject loan was purchased within last 90 days of prior transfer. Prior sale closed 4/XX/21 for $312K. Subject contract date 6/XX/21 for $343K. Sellers upgrades since purchase last year includes new wood flooring throughout home including new carpet in secondary bedrooms. New paint throughout. Joist work and crawl space completed with new moisture barrier. Elevated for client review."
																																																																																							* MI, FHA or MIC missing and required (Lvl 3) "MI certificate is missing from the loan documents."	* ComplianceEase TILA Test Failed (Lvl 2) "Finance charge disclosed on final CD as $xx. Calculated finance charge is $xx for an under disclosed amount of $135.92. Reason for finance charge under disclosure is unknown. Subject loan is a purchase, originated on xx/XX/2021 and the SOL is 1 year."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
2657679	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,593.58	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,493.11	7.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	Unavailable	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	No	Not Applicable	Unavailable	801	801	44.297%	First	Unavailable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2022 with lender MERS as nominee for xx and recorded on xx/XX/2022 for the amount of $xx.
There are no active liens and judgments against the borrower.
Annual county taxes for the year 2021 have been paid for the amount of $1593.58. No prior year tax delinquency has been found.	According to the payment history seller’s tape data as of xx/XX/2022, the borrower is regular with the payment and the next due date per tape is xx/XX/2022. The monthly P&I is in the amount of $2493.11 with an interest rate of 7.750%. The current UPB is reflected in PH tape for the amount of $xx.	xx:The current status of the loan is performing. According to the payment history seller’s tape data as of xx/XX/2022, the borrower is regular with the payment and the next due date per tape is xx/XX/2022. The monthly P&I is in the amount of $2493.11 with an interest rate of 7.750%. The current UPB is reflected in PH tape for the amount of $xx.
No evidences have been found regarding the foreclosure and bankruptcy as the latest CH is missing. The subject property is owner-occupied and is in average condition. No evidences have been found regarding the property damage or repair. The borrower is working as xx in xx Forming for 3 years. xx:xx:xx	Not Applicable	Flood Certificate Hazard Insurance Missing or error on the Rate Lock	Field: Age of Loan Loan Value: x Tape Value: x |---| -x |----| -xxx.xxxxx% Comment: NA. Tape Source: Initial Tape Type:
Field: Borrower #x Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Note dated xx/XX/xxxx and signed at closing, reflects the borrower's last name as xx.   Tape Source: Initial   Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: The Borrower's income is $xx after subject loan the proposed amount $x,xxx.xx and all other monthly payments is $xxx.xx and total all monthly payment is $x,xxx.xx hence, the calculated DTI ratio is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Escrow Account Indicator   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Final CD reflects escrow account indicator as Yes.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent Loan Value: Unavailable Tape Value: xx.xxx% Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type:	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.29%, the borrower’s income is $7,438.00 and total expenses are in the amount of $3,294.83. However, the loan was manually underwritten."	* Loan program disclosure missing or unexecuted (Lvl 3) "Subject tape and docs in file show ITIN loans."
* Missing flood cert (Lvl 3)     "Flood certificate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 3) "Hazard insurance is missing from loan documents."	* Compliance Testing (Lvl 2) "Loan fails GSE (Fannie Mae public guidelines) QM APR test due to APR calculated 8.025% exceeds APR threshold of 6.210% over by +1.815%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 8.025% exceeds APR threshold of 6.210% over by +1.815%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed.

Loan failed Qualified Mortgage APR threshold test due to APR calculated 8.025% exceeds APR threshold of 6.210% over by +1.815%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
																																																																																								* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed higher-priced mortgage loan test due to APR calculated 8.025% exceeds APR threshold of 6.210% over by +1.815%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
77432488	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,728.55	03/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,178.98	2.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	755	755	24.643%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2020 with lender MERS as nominee for xx and recorded on xx/XX/2020 for the amount of $xx.
There are no active liens and judgments against the borrower.
County taxes for the year 2022 will be due on xx/XX/2022 for the amount of $3728.55. No prior year tax delinquency has been found.	According to the payment history as of xx/XX/2022, the borrower is regular with the payment and the next due date is xx/XX/2022. The last payment was received on xx/XX/2022 for the amount of $1680.14xx. The monthly P&I is in the amount of $1178.68 with an interest rate of 2.990%. The current UPB is reflected in PH for the amount of $xx.	xx:The current status of the loan is performing. According to the payment history as of xx/XX/2022, the borrower is regular with the payment and the next due date is xx/XX/2022. The last payment was received on xx/XX/2022 for the amount of $1680.14xx. The monthly P&I is in the amount of $1178.68 with an interest rate of 2.990%. The current UPB is reflected in PH for the amount of $xx.
No comments have been found regarding the foreclosure and bankruptcy. The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. Also, no comments have been found regarding the income impacted due to covid-19. The borrower is working as xx for 1 year. xx:xx:xx	Not Applicable	Field: Age of Loan Loan Value: xx Tape Value: xx |---| -x |----| -xx.xxxxx% Comment: NA Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -xx.xxx%   Variance %: -xx.xxxxx%   Comment: Borrower income is $x,xxx.xx and Total Debts are in the amount of $xxx.xx hence calculated Housing Ratio as per xxxx is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Borrower First Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Note document shows that borrower First name is xx.   Tape Source: Initial   Tape Type:
																																																																																				Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 24.643. Tape shows BWR employed by family but missing 2 yrs tax returns to verify income and pushes DTI to 64.12%. Unable to rely on documents in file and unable to calculate ATR.""		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
68198481	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,642.70	03/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,606.60	2.625%	360	xx	xx	VA	Fixed	Cash Out	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	No	Not Applicable	Not Applicable	743	753	35.847%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 with lender MERS as nominee for xx and recorded on xx/XX/2021 for the amount of $xx.
There are no active liens and judgments against the borrower.
Taxes for the year 2022 will be due on xx/XX/2022 for the amount of $3642.70. No prior year tax delinquency has been found.	According to the payment history as of xx/XX/2022, the borrower is regular with the payment and the next due date is xx/XX/2022. The last payment was received on xx/XX/2022 for the amount of $1989.72xx. The monthly P&I is in the amount of $1606.60 with an interest rate of 2.625%. The current UPB is reflected in PH for the amount of $xx.	xx:The current status of the loan is performing. According to the payment history as of xx/XX/2022, the borrower is regular with the payment and the next due date is xx/XX/2022. The last payment was received on xx/XX/2022 for the amount of $1989.72xx. The monthly P&I is in the amount of $1606.60 with an interest rate of 2.625%. The current UPB is reflected in PH for the amount of $xx.
No comments have been found regarding the foreclosure and bankruptcy. The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. The borrower is working as xx and xx for 20 years. xx:xx:xx	Not Applicable	Flood Certificate Missing or error on the Rate Lock	Field: Borrower #x Middle Name Loan Value: xx Tape Value: xx |---| |----| Comment: Borrower #x middle name is xx Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: -x.xxx% Variance %: -x.xxxxx% Comment: As per Tape data, Post Close DTI is xx.xxx%. However Final Application documents reflects as xx.xxx%. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan has failed Reimbursement Amount Validation Test and Consummation or Reimbursement Date Validation Test."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 9/XX/2021 shows Flood Certification - Single Charge or Life of Loan in the amount of $8.00. However, CD dated 9/XX/2021 reflects Flood Certification - Single Charge or Life of Loan at $8.60. This is an increase in fee of $0.60 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."
* Missing flood cert (Lvl 3)     "Flood certificate is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
76042058	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$522.00	03/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$810.70	4.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	Yes	Unavailable	Not Applicable	44.865%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2022 shows that the subject mortgage was originated on xx/XX/2021 in the amount of $xx with lender, xx Bank which was recorded xx/XX/2021.
No assignment of mortgage has been found. The mortgage is with original lender, xx.
No active judgments or liens have been found.
Property taxes of 2021 are paid on xx/XX/2021 in the amount of $522.00.
No prior year’s delinquent taxes have been found.	Payment history as of xx/XX/2022 shows that loan is performing and next payment due date is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $969.28 for the due date xx/XX/2022. The current UPB per tape data is $xx and interest rate is 4.5%.	xx:According to available collection comments, the loan is performing. Payment history shows that the last payment was received on xx/XX/2022 in the amount of $969.28 for the due date xx/XX/2022 and next payment due date is xx/XX/2022.
No FC action has been noted.
No evidence of damage or repair has been found.
No records of post-closing bankruptcy have been found.
As per loan application, the borrower is an owner of the organization,xx. since last 11.00 years. xx:xx:xx	Not Applicable	Credit Report Missing or error on the Rate Lock	Field: Base Loan Amount Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Borrower x Current Employer x Contact Name   Loan Value: xx.   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Subject is NOO. Tape shows income miscalculation and recalculated income may push DTI above acceptable limits. The file was reviewed by an UM xx who concurs with the investor findings."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Missing Required Disclosures (Lvl 3) "Your home loan toolkit / acknowledgment / disclosure tracking is missing in the loan file."	* Missing credit report (Lvl 2) "Credit report is missing from loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
27430776	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$9,071.19	03/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,016.45	3.125%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	788	801	43.953%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 with the lender MERS as nominee for xx in the amount of $xx which was recorded on xx/XX/2021 with instrument#2021-xx.

There is no chain of assignment as the subject mortgage is with the original lender.

There are two UCC judgments in the favor of the xx and xx which were recorded on xx/XX/2018.

County annual installment taxes for 2021 have been paid in the amount of $9,071.19 on xx/XX/2021. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/XX/2022, the borrower is current with the loan. The last payment was received on xx/XX/2022 which was applied to xx/XX/2022. The next due date for payment is xx/XX/2022. The borrower pays the P&I in the amount of $4,016.45 and PITI in the amount of $4,016.45. The current UPB reflected is in the amount of $xx.	xx:As per the review of collection comments, the current status of the loan is performing. According to the payment history as of xx/XX/2022, the borrower is current with the loan. The next due date for payment is xx/XX/2022. The current UPB reflected is in the amount of $xx. No comments have been found regarding the borrower’s income was impacted by the covid-19 pandemic. No comments have been found regarding the subject property condition. As per the final loan application, the borrower is working at xx as a xx for 22 years. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Base Loan Amount Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Borrower x Current Employer x Position/Type of Business   Loan Value: Sales Representative   Tape Value: SALES REPRESENTA   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.95%, the borrower's income is $xx and total expenses are in the amount of $6,449.02 and the loan was underwritten by DU (xx) and its recommendation is Approve/Ineligible with a DTI of 43.95%."	* Loan does not conform to program guidelines (Lvl 3) "Tape shows loan could not be relocked with USB due to excessive LTV (78%) on cash-out underwriter confirmed there are no other jumbo investors that will accept the loan."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
56648514	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,575.62	03/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,311.44	3.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	768	Not Applicable	21.435%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2022 reflects that the subject mortgage was originated on xx/XX/2021 with the lender MERS as nominee for xx in the amount of $xx, which was recorded on xx/XX/2021 Instrument# | Book/Page# 2021-xx / 45.
No chain of assignment has been found. Currently, the mortgage assignment is with MERS as nominee for xx which was recorded on xx/XX/2021.
No active liens and judgments have been found against the borrower and the property.
No prior year’s delinquent taxes have been found.	According to a review of the payment history as of xx/XX/2022, the loan is currently performing and the next due date for the regular payment is xx/XX/2022. The last payment was received on xx/XX/2022 total in the amount of PITI $3,023.87 which includes P&I $2,311.44 with the rate of interest 3.000%, which was applied for the due date of xx/XX/2022. The UPB reflected in the latest payment history is in the amount of $xx.	xx:According to the review of the servicing comments, the current status of loan is performing. The next due date for the regular payment is xx/XX/2022. The UPB reflected in the latest payment history is in the amount of $xx.
No comments have been found regarding reason for default.
The borrower xx has been working at xx. as xx for 9 years.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No details have been found regarding damage. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Borrower x Current Employer x Contact Name Loan Value: xx Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Borrower x Current Employer x Position/Type of Business   Loan Value: Senior Underwriter   Tape Value: Senior Underwrit   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: N.A. Tape Source: Initial Tape Type:	3: Curable	* Final Application Incomplete (Lvl 3) "Lender loan information addendum is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows AUS required full appraisal. Initially had PIW, but we lost the PIW and no one caught it."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
20609581	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$622.74	03/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$478.73	3.250%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	809	Not Applicable	37.570%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the pro-title dated xx/XX/2022 reflects that the subject mortgage was originated on xx/XX/2021 with the lender MERS as nominee for xx which was recorded on xx/XX/2021 for the amount of $xx.

No chain of assignment has been found.

No active liens and judgments have been found.

Combined annual taxes of 2021 have been paid in the amount of $622.74 on xx/XX/2021	According to the payment history as of xx/XX/2022, the borrower is current with the loan. The last payment received on xx/XX/2022, the payment applied date was xx/XX/2022 and the next due date for payment is xx/XX/2022. The P&I is in the amount of $478.73 and PITI is in the amount of $478.73. The UPB reflected as per the payment history is in the amount of $xx.	xx:The loan is performing. According to the payment history as of xx/XX/2022, the borrower is current with the loan. The last payment received on xx/XX/2022, the payment applied date was xx/XX/2022 and the next due date for payment is xx/XX/2022. The P&I is in the amount of $478.73 and PITI is in the amount of $478.73. The UPB reflected as per the payment history is in the amount of $xx.
As per the final 1003 the borrower is working at xx from last 2.1 years. The reason for default is unable to be determined. The subject property is occupied by the owner. No comments have been found for damage or repairs. No comments have been found for foreclosure and bankruptcy. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Borrower x Current Employer x Position/Type of Business Loan Value: Unavailable Tape Value: Owner |---| |----| Comment: NA Tape Source: Initial Tape Type:
																																																																																				Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan approved at 37.57%. Tape shows insufficient documentation to support to support SE income and employment. Further details not provided. Unable to rely on docs in file and unable to calc ATR."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
70673584	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,536.14	03/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$740.62	3.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	782	778	21.457%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 with the lender MERS as nominee for xx in the amount of $xx which was recorded on xx/XX/2021 with instrument#2021-xx.

There is no chain of assignment as the subject mortgage is with the original lender.

No active judgments or liens have been found against the borrower/subject property.

Combined annual installment taxes for 2021 are due in the amount of $1,536.14 on xx/XX/2022. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/XX/2022, the borrower is current with the loan. The last payment received on xx/XX/2022 and the next due date for payment is xx/XX/2022. The P&I is in the amount of $740.62 and rate of interest is 3.875%. The UPB reflected as per the payment history is in the amount of $xx.	xx:As per the payment history seller’s tape data, the borrower is current with the loan. The last payment date is unable to be determined. The next due date for payment is xx/XX/2022. The current P&I is in the amount of $740.62 with an interest rate of 3.875%. The current UPB reflected is in the amount of $xx. No evidence has been found regarding the borrower’s income was impacted by the covid-19 pandemic. No evidence has been found regarding the subject property condition. As per the final loan application, the borrower is working at xx as an xx for 6 years. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Base Loan Amount Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Borrower x Current Employer x Contact Name   Loan Value: xx  Tape Value:xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Borrower x Current Employer x Position/Type of Business   Loan Value: Executive xx   Tape Value: Executive xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: Not Applicable   Tape Value: Other   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: MI Coverage Amount Loan Value: Not Applicable Tape Value: xx.xxx% Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Seller tape reflects the issue as the loan was locked as a 2nd home but at the time of final DU, it was identified that the property should be an investment property. Hence LTV is more than 90% which is above the agency guidelines."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
59752115	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,413.64	03/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$719.34	4.625%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	644	Not Applicable	37.381%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2020 with lender MERS as nominee for xx and recorded on xx/XX/2020 for the amount of $xx.
There are no active liens and judgments against the borrower.
Annual taxes for the year 2021 have been paid for the amount of $1413.64. No prior year tax delinquency has been found.	According to the payment history as of xx/XX/2022, the borrower is current with the loan. The last payment received on xx/XX/2022 and the next due date for payment is xx/XX/2022. The P&I is in the amount of $719.34 and rate of interest is 4.625%. The UPB reflected as per the payment history is in the amount of $xx.	xx:According to the payment history as of xx/XX/2022, the borrower is current with the loan. The last payment received on xx/XX/2022 and the next due date for payment is xx/XX/2022. The P&I is in the amount of $719.34 and rate of interest is 4.625%. The UPB reflected as per the payment history is in the amount of $xx.

No comments have been found regarding the foreclosure and bankruptcy. The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. The borrower is working as xx for 4 years. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Borrower x Current Employer x Contact Name Loan Value: xx Tape Value: xx |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Borrower x Current Employer x Position/Type of Business   Loan Value: xx   Tape Value: x   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan fails ComplianceEase delivery and timing test Initial Loan Estimate dated 08/XX/2020. Document is electronically signed by borrower on 08/XX/2020 which is not within 3 business days from initial application date 08/XX/2020."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "This loan failed the brokerage/finder fee test. The mortgage loan charges a brokerage/finder fee that exceeds 2% of the total loan amount. Under the Tennessee Rules and Regulations, brokerage fee is synonymous with finder fee. The Below fees were included in the test.
Administration Fee paid by Borrower: $899.00
Points - Loan Discount Fee paid by Borrower: $2,250.00"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan fails ComplianceEase charges that cannot increase test and charges that cannot increase more than 10% due to loan failed Initial Loan Estimate delivery and timing test."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 37.38%. Tape shows borrower was employed by interested party and the loan documentation did not include tax returns. Excluding the income resulted in a revised income of $0 and a revised DTI could not be calculated. Unable to rely on docs in file and unable to calc ATR."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 5.048% exceeds APR threshold of 4.070% over by +0.978%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
																																																																																								* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed Higher-Priced Mortgage Loan Test due to APR calculated 5.048% exceeds APR threshold of 4.070% over by +0.978%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."		Moderate	Pass	Pass	Pass	Pass	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
57602401	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$15,741.41	03/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,432.66	3.000%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	683	792	44.491%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx/XX/2022 shows that the subject mortgage was originated on xx/XX/2020 and recorded on xx/XX/2021 for the amount $xx held by xx.

The chain of assignment is complete. The last assignment is with original lender “xx”.

No active judgments or liens have been found.

No delinquent taxes have been found for the prior year.	Review of payment history as of xx/XX/2022 shows that the borrower is current with the loan. The next due date is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $2,432.66 with interest rate 3% which was applied for the due date xx/XX/2022. The current UPB as of the date is $xx.	xx:The current status of the loan is performing.
Review of payment history as of xx/XX/2022 shows that the borrower is current with the loan. The next due date is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $2,432.66 with interest rate 3% which was applied for the due date xx/XX/2022. The current UPB as of the date is $xx.
No foreclosure and bankruptcy evidence has been found.
According to the collection comments, the subject property is owner occupied. No damage or repairs have been found.
The borrower is working at xx as a xx for 24 months. xx:xx:xx	Not Applicable	Missing Initial Closing Disclosure Missing or error on the Rate Lock	Field: Base Loan Amount Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Borrower x Current Employer x Position/Type of Business   Loan Value: Principal Attorney   Tape Value: Principal Attorn   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	4: Unacceptable	* Loan does not conform to program guidelines (Lvl 4) "The subject mortgage recorded on 3/XX/2021 in the amount of $xx and prior mortgage recoded on 10/XX/2018 in the amount of $xx has been consolidated and create 1 new mortgage. All the exhibit available with the CEMA agreement. Also tape shows this is CEMA loan and BONY would not certify based on incorrect legal language on exhibit."	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "TRID tolerance test is incomplete due to initial CD is missing from loan documents."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial closing disclosure is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.49%, the borrower's income is $xx and total expenses are in the amount of $6,199.75 and the loan was underwritten by AUS/DU (xx) and its recommendation is “Approve/Eligible” with a DTI of 44.49%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
38259420	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,575.20	03/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,100.39	2.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	785	Not Applicable	41.634%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2020 and recorded on xx/XX/2020 in the amount of $xx with MERS as nominee for xx with Instrument#xx.

There is no chain of assignment as the subject mortgage is with the original lender MERS as nominee for xx.
No active judgments or liens have been found against the borrower.
Annual combined taxes of 2021 have been paid on xx/XX/2021 in the amount of $4,575.20.	According to the payment history as of xx/XX/2022, the borrower is current with the loan. The last payment was received on xx/XX/2022 which was applied for the due date of xx/XX/2022 and the next due date for payment is xx/XX/2022. The P&I is in the amount of $2,100.39 and PITI is in the amount of $3,255.98. The UPB reflected as per the payment history is in the amount of $xx.	xx:The current status of the loan is performing.
According to the payment history as of xx/XX/2022, the borrower is current with the loan. The last payment was received on xx/XX/2022 which was applied for the due date of xx/XX/2022 and the next due date for payment is xx/XX/2022. The P&I is in the amount of $2,100.39 and PITI is in the amount of $3,255.98. The UPB reflected as per the payment history is in the amount of $xx.
The reason for default is unable to be determined from the latest servicing comments.
No evidence has been found regarding damage or repairs in the latest servicing comments.
No foreclosure activity has been found.
As per the 1003, the borrower is working at xx as a xx for 3.1 years. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Base Loan Amount Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Borrower x Current Employer x Position/Type of Business   Loan Value: xx   Tape Value: Transformation M   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Final application reflects borrower DTI ratio percent as xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: xx.xxx% Variance %: xx.xxxxx% Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. CLTV = xx.xxx%. Tape Source: Initial Tape Type:	4: Unacceptable	* Property Marketability Issues (Lvl 4) "Tape shows appraiser inaccurately showed property quality as Q3 vs Q4. No further details available. Elevated for client review."	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase 0% tolerance test due to
Loan estimate dated 06/XX/2020 does not reflect Renovation Fee. However, CD dated 09/XX/2020 reflects Renovation Fee at $500.00.
Loan estimate dated 06/XX/2020 does not reflect Appraisal Re-Inspection Fee. However, CD dated 09/XX/2020 reflects Appraisal Re-Inspection Fee at $750.00.
Loan estimate dated 06/XX/2020 does not reflect Appraisal Review Fee. However, CD dated 09/XX/2020 reflects Appraisal Review Fee at $250.00.
This is a cumulative increase in fee of $1,500.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Cash out purchase (Lvl 2) "The subject loan is purchase case. However, final CD dated 09/XX/2020 reflects "cash to" in the amount of $1,506.51."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
45966881	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,539.60	03/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$839.13	3.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	Not Applicable	xx	Secondary	Yes	Yes	Yes	811	817	49.797%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the pro-title dated xx/XX/2022 reflects that the subject mortgage was originated on xx/XX/2021 with the lender MERS as nominee for xx which was recorded on xx/XX/2021 for the amount of $xx.

No chain of assignment has been found.

No active liens and judgments have been found.
County annual taxes of 2021 have been paid in the amount of $2539.60 on xx/XX/2021	According to the payment history as of xx/XX/2022, the borrower is current with the loan. The last payment received on xx/XX/2022, the payment applied date was xx/XX/2022 and the next due date for payment is xx/XX/2022. The P&I is in the amount of $839.13 and PITI is in the amount of $1115.34. The UPB reflected as per the payment history is in the amount of $xx.	xx:The loan is performing. According to the payment history as of xx/XX/2022, the borrower is current with the loan. The last payment received on xx/XX/2022, the payment applied date was xx/XX/2022 and the next due date for payment is xx/XX/2022. The P&I is in the amount of $839.13 and PITI is in the amount of $1115.34. The UPB reflected as per the payment history is in the amount of $xx.
As per the final 1003, the borrower is retired. No further details have been found regarding borrower's employment. The reason for default is unable to be determined. The subject property is occupied by the owner. No comments have been found for damage or repairs. No comments have been found for foreclosure and bankruptcy. xx:xx:xx	Not Applicable	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: N.A. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 3/XX/2021 does not reflect Points - Loan Discount Fee. However, CD dated 4/XX/2021 reflects Points - Loan Discount Fee at $379.04. This is an increase in fee of $379.04 for charges that cannot increase. Valid COC for the increase in fee is available.

Loan failed charges that increase more than 10% test. LE dated 3/XX/2021 reflects the sum of section C fees and recording fee at $2,024.00. However, CD dated 4/XX/2021 reflects the sum of section C and recording fee at $2,316.76. This is a cumulative increase of $90.36 for charges that in total cannot increase more than 10% test. Specific credit of $265.74 has been provided at closing."
* Final Application Incomplete (Lvl 3)     "Lender loan information addendum is missing from the loan documents."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape shows insufficient down payment/ asset verification. Review of the documents shows that retirement assets worth $xx were submitted in LP satisifies the cash to close requirement as per final CD is $xx."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.797%, the borrower’s income is $7,762.96 and total expenses are in the amount of $3,865.71 and the loan was underwritten by LP (xx) and its recommendation is “Accept” with a DTI of 50.00%."		Moderate	Not Covered	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
56831328	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$3,868.72	03/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$913.51	3.125%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	Yes	726	Not Applicable	26.321%	First	Short Form Policy	Not Applicable	$57,000.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2022 reflects that the subject mortgage was originated on xx/XX/2021 with the lender MERS as nominee for xx in the amount of $xx, which was recorded on xx/XX/2021 Instrument# | Book/Page# xx. No chain of assignment has been found. Currently, the mortgage assignment is with MERS as nominee for xx Bank which was recorded on xx/XX/2021. There is prior mortgage xx active against the subject property in the favor of xx in the amount of $xx which was recorded on xx/XX/2020. No prior year’s delinquent taxes have been found.	According to a review of the payment history as of xx/XX/2022, the loan is currently performing and the next due date for the regular payment is xx/XX/2022. The last payment was received on xx/XX/2022 total in the amount of PITI $1,528.87 which includes P&I $913.51 with the rate of interest 3.125%, which was applied for the due date of xx/XX/2022. The UPB reflected in the latest payment history is in the amount of $xx.	xx:According to the review of the servicing comments, the current status of loan is performing. The next due date for the regular payment is xx/XX/2022. The UPB reflected in the latest payment history is in the amount of $xx. No comments have been found regarding reason for default. The borrower xx has been working at xx as xx for 3 years. As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No details have been found regarding damage. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Base Loan Amount Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Borrower x Current Employer x Position/Type of Business   Loan Value: Sales xx   Tape Value:xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: As per Tape data, Post Close DTI is xx.xxx%. However Final Application documents reflects as xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows loan has driven by (2055) appraisal and original loan was not owned by Fannie Mae. Loan has ineligible for sale."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
92396896	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,522.84	03/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$851.04	3.375%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	717	721	33.254%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2022 shows that the subject mortgage was originated in the amount of $xx on xx/XX/2021 with the lender MERS as nominee for xx which was recorded on xx/XX/2021.
The chain of assignment has been completed as the subject mortgage is with xx.
No active judgments or liens have been found.
Taxes of 2020 have been paid in the amount of $5,301.93.	According to the payment history as of xx/XX/2022, the borrower is current with the loan and the last payment was received on xx/XX/2022 which was applied for xx/XX/2022 and the next due date for the payment is xx/XX/2022. The P&I is in the amount of $851.04 and PITI is in the amount of $1,372.91. The UPB reflected is in the amount of $xx.	xx:As per the review of the servicing comments, the current status of the loan is performing and the borrower is current with the loan and the last payment was received on xx/XX/2022 which was applied for xx/XX/2022 and the next due date for the payment is xx/XX/2022. The P&I is in the amount of $851.04 and PITI is in the amount of $1,372.91. The UPB reflected is in the amount of $xx.
The reason for default is unable to be determined.
No comments have been found regarding foreclosure in the latest servicing comments.
No comments have been found regarding bankruptcy in the latest servicing comments.
The subject property has been occupied by the owner.  Recent servicing comments do not reflect any damage pertaining to the subject property.
The borrower is working at xx as a xx for 35 years. xx:xx:xx	Not Applicable	Missing Initial Closing Disclosure Origination Appraisal	Field: Base Loan Amount Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Borrower x Current Employer x Contact Name   Loan Value: xx  Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Limited Cash Out (GSE definition) Tape Value: Change in Rate/Term Variance: Variance %: Comment: As per review. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "TRID tolerance test is incomplete due to initial CD is missing from loan documents."
* Missing Initial Closing Disclosure (Lvl 3) "Initial closing disclosure is missing from the loan documents."	* Loan does not conform to program guidelines (Lvl 2) "Seller tape data shows that the loan closed and PW was not on AUS. Fannie not xxing SLW."
																																																																																								* Missing Appraisal (Lvl 2) "Appraisal report at the time of origination is missing from the loan documents."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
53680311	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,046.92	03/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$918.54	2.750%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	Yes	783	Not Applicable	36.040%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx/XX/2022 shows that the subject mortgage was originated on xx/XX/2021 and recorded on xx/XX/2021 for the amount $xx held by xx.

The chain of assignment is complete. The last assignment is with original lender “xx”.

No active judgments or liens have been found.

No delinquent taxes have been found for the prior year.	Review of payment history as of xx/XX/2022 shows that the borrower is current with the loan. The next due date is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $918.54 with interest rate 2.750 % which was applied for the due date xx/XX/2022. The current UPB as of the date is $xx.	xx:The current status of the loan is performing.
Review of payment history as of xx/XX/2022 shows that the borrower is current with the loan. The next due date is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $918.54 with interest rate 2.750 % which was applied for the due date xx/XX/2022. The current UPB as of the date is $xx.
No foreclosure and bankruptcy evidence has been found.
According to the collection comments, the subject property is owner occupied. No damage or repairs have been found.
The borrower is working at xx as a xx for 132 months. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Base Loan Amount Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: N.A. Tape Source: Initial Tape Type:
Field: Borrower x Current Employer x Position/Type of Business   Loan Value: xx  Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: $xxxxxx.xx   Tape Value: $xxxxxx.xx   Variance: $-xxxxx.xx   Variance %: -xx.xxxxx%   Comment: Subject loan closed with PIW. Final CD reflects appraised value as $xx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral value used for underwriting: $xxx. Amount of secondary lien: $x.xx. Loan amount: $xx. CLTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: x.xxx% Variance %: x.xxxxx% Comment: Collateral value used for underwriting: $xxx. Loan amount: $xx. LTV (CLTV) = xx.xxx%. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows loan closed with PIW which is not allowed by AUS. FNMA will not xx SLW for appraisal after closing."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
40940474	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$448.70	04/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$478.87	3.290%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	655	Not Applicable	47.125%	First	Short Form Policy	Not Applicable	$7,000.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2022 shows that the subject mortgage was originated in the amount of $xx on xx/XX/2020 with the lender MERS as nominee for xx which was recorded on xx/XX/2020.
The chain of assignment has been completed as the subject mortgage is with xx.
There is a junior mortgage in the favor of xx Corporation in the amount of $7,000.00 which was recorded on xx/XX/2020.
No active judgments or liens have been found.
Taxes of 2021 have been paid in the amount of $448.70.	According to the payment history as of xx/XX/2022, the borrower is current with the loan and the last payment was received on xx/XX/2022 which was applied for xx/XX/2022 and the next due date for the payment is xx/XX/2022. The P&I is in the amount of $478.87 and PITI is in the amount of $662.02. The UPB reflected is in the amount of $xx.	xx:As per the review of the servicing comments, the current status of the loan is performing. According to the payment history as of xx/XX/2022, the borrower is current with the loan and the last payment was received on xx/XX/2022 which was applied for xx/XX/2022 and the next due date for the payment is xx/XX/2022. The P&I is in the amount of $478.87 and PITI is in the amount of $662.02. The UPB reflected is in the amount of $xx.
The reason for default is unable to be determined.
No comments have been found regarding foreclosure in the latest servicing comments.
No comments have been found regarding bankruptcy in the latest servicing comments.
The subject property has been occupied by the owner.  Recent servicing comments do not reflect any damage pertaining to the subject property.
The borrower is working at xx as a xx for 3 years. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	Field: Borrower x Current Employer x Position/Type of Business Loan Value: xx Tape Value: xx|---| |----| Comment: Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xxx.xxx%   Tape Value: xxx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx Amount of Secondary Lien(s): $x,xxx.xx Loan Amount: $xx CLTV = xxx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: x.xxx% Variance %: x.xxxxx% Comment: Collateral value used for underwriting: $xx. Loan amount: $xx. CLTV = xx.xxx%. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Seller tape shows closed with private flood insurance-HUD will not insure."
* LTV or CLTV exceeds 104% (Lvl 3)     "Collateral value used for underwriting is $xx. Amount of secondary lien(s) is $7,000.00 and base loan amount is $xx hence LTV is 96.50% and CLTV is 102.77%."
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage insurance certificate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."	* Cash out purchase (Lvl 2) ""The subject loan is purchase case, however final CD dated 8/XX/2020 reflects "cash to" in the amount of $390.21.""
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of47.125% as the borrower’s income is $3,908.00 and total expenses are in the amount of $1,814.64 and the loan was underwritten by DU (xx) and its recommendation is “Approve/Eligible” with a DTI of 47.12%."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
74383767	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$19,203.12	03/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,393.11	2.750%	180	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Secondary	Yes	Yes	No	817	Not Applicable	20.403%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 and recorded on xx/XX/2021 in the amount of $xx with MERS as nominee for xx with Instrument#xx.

There is no chain of assignment as the subject mortgage is with the original lender MERS as nominee for xx.
No active judgments or liens have been found against the borrower.
4th installment of city taxes of 2022 are due on xx/XX/2022 in the amount of $4,800.78.	According to the payment history as of xx/XX/2022, the borrower is current with the loan. The last payment was received on xx/XX/2022 which was applied for the due date of xx/XX/2022 and the next due date for payment is xx/XX/2022. The P&I is in the amount of $3,393.11 and PITI is in the amount of $3,393.11. The UPB reflected as per the payment history is in the amount of $xx.	xx:The current status of the loan is performing.
According to the payment history as of xx/XX/2022, the borrower is current with the loan. The last payment was received on xx/XX/2022 which was applied for the due date of xx/XX/2022 and the next due date for payment is xx/XX/2022. The P&I is in the amount of $3,393.11 and PITI is in the amount of $3,393.11. The UPB reflected as per the payment history is in the amount of $xx.
The reason for default is unable to be determined from the latest servicing comments.
No evidence has been found regarding damage or repairs in the latest servicing comments.
No foreclosure activity has been found.
Borrower employment details are not available. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the TRID initial loan estimate date and initial closing disclosure date validation test due to this loan contains an initial closing disclosure receipt date (or initial closing disclosure delivery date if receipt date was not provided) that is on or before any loan estimate delivery date."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "This loan failed the revised loan estimate delivery date 4/XX/2021 test (prior to consummation) due to the revised loan estimate delivery date is on the initial closing disclosure delivery date."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "Loan fails Vermont mortgage lender license prohibited fees test due to fees charged $2,296.00 fees threshold $0.00 over by +$2,296.00
The below fees were included in the test:
Administration Fee paid by Borrower: $1,156.00
Points - Loan Discount Fee paid by Borrower: $590.00
Settlement or Closing Fee paid by Borrower: $500.00
Title Courier Fee paid by Borrower: $50.00"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 1/XX/2021 does not reflects Points - Loan Discount Fee. However, CD dated 5/XX/2021 reflects Points - Loan Discount Fee at $590.00. This is an increase in fee of $590.00 for charges that cannot increase. COC for increase in fee is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape data reflects that this loan will be unsaleable due to aging."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Not Covered	Pass	Pass	Pass	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
26193526	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,022.92	03/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,510.21	2.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	808	Not Applicable	45.567%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2022 reflects that the subject mortgage was originated on xx/XX/2020 with the lender MERS as nominee for xx in the amount of $xx, which was recorded on xx/XX/2020 Instrument# | Book/Page# xx / 163.
No chain of assignment has been found. Currently, the mortgage assignment is with MERS as nominee for xx which was recorded on xx/XX/2020.
No active liens and judgments have been found against the borrower and the property.
No prior year’s delinquent taxes have been found.	According to a review of the payment history as of xx/XX/2022, the loan is currently performing and the next due date for the regular payment is xx/XX/2022. The last payment was received on xx/XX/2022 total in the amount of PITI $2,211.47 which includes P&I $1,510.21 with the rate of interest 2.875%, which was applied for the due date of xx/XX/2022. The UPB reflected in the latest payment history is in the amount of $xx.	xx:According to the review of the servicing comments, the current status of loan is performing. The next due date for the regular payment is xx/XX/2022. The UPB reflected in the latest payment history is in the amount of $xx.
No comments have been found regarding reason for default.
The borrower xx has been working at xx as xx for 5 years.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No details have been found regarding damage. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Borrower x Current Employer x Contact Name Loan Value: xx Tape Value:xx |---| |----| Comment: NA. Tape Source: Initial Tape Type:
Field: Borrower x Current Employer x Position/Type of Business   Loan Value:xx  Tape Value: xx  Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: MI is not required. Tape Source: Initial Tape Type:	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 45.57%. Tape shows deficiencies in assets and employment. Further details not provided. Unable to rely on documents in loan and unable to calculate ATR."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.57%, the borrower’s is $5,878.58 and total expenses are in the amount of $2,678.69 and the loan was underwritten by DU (xx) and its recommendation is approve/eligible for a DTI of 45.57%."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
96445646	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,435.46	04/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,231.08	3.000%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	Not Applicable	xx	Secondary	Yes	Yes	Yes	776	Not Applicable	47.702%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2022 reflects that the subject mortgage was originated on xx/XX/2020 with the lender MERS as nominee for xx in the amount of $xx, which was recorded on xx/XX/2020 Instrument# | Book/Page# xx 7925 / 4250.
No chain of assignment has been found. Currently, the mortgage assignment is with MERS as nominee for xx Bank which was recorded on xx/XX/2020.
No active liens and judgments have been found against the borrower and the property.
The subject property was transferred to borrower on xx/XX/2007 via warranty deed recorded on xx/XX/2007 and also certificate of approval of sale was recorded on xx/XX/2007.
No prior year’s delinquent taxes have been found.	According to a review of the payment history as of xx/XX/2022, the loan is currently performing and the next due date for the regular payment is xx/XX/2022. The last payment was received on xx/XX/2022 total in the amount of PITI $2,112.96 which includes P&I $1,231.08 with the rate of interest 3.000%, which was applied for the due date of xx/XX/2022. The UPB reflected in the latest payment history is in the amount of $xx.	xx:According to the review of the servicing comments, the current status of loan is performing. The next due date for the regular payment is xx/XX/2022. The UPB reflected in the latest payment history is in the amount of $xx.
No comments have been found regarding reason for default.
The borrower xx has been working at xx 27 years.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No details have been found regarding damage. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Borrower x Current Employer x Position/Type of Business Loan Value: Unavailable Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: No Cash-Out Tape Value: Change in Rate/Term Variance: Variance %: Comment: Final application reflects purpose of refinance as No Cash-Out. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "This loan has a post-consummation event date as 10/XX/2020 that occurs on or before the closing date or consummation date of the loan."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that increase more than 10% test. Initial Loan estimate dated 07/XX/2020 reflects Recording fee at $177.00. However, Final CD dated 10/XX/2020 reflects Recording fee at $194.80. This is a fee increase of $17.80 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan approved at 47.702%. Tape shows income miscalculation. Further details not provided. Unable to rely on documents in file and unable to calculate ATR."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 47.702%, the borrower’s income is $xx and total expenses are in the amount of $9,104.38 and the loan was underwritten by LP (xx) and its recommendation is “Accept/Eligible” with a DTI of 45%."		Moderate	Not Covered	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
9355618	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,471.40	02/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,468.57	2.375%	180	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	790	732	19.438%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 and recorded on xx/XX/2021 in the amount of $xx with MERS as nominee for xx with Instrument#xx.

There is no chain of assignment as the subject mortgage is with the original lender MERS as nominee for xx.
No active judgments or liens have been found against the borrower.
Annual combined taxes of 2021 have been paid on xx/XX/2022 in the amount of $8,471.40.	According to the payment history as of xx/XX/2022, the borrower is current with the loan. The last payment received date is xx/XX/2022 applied for due date xx/XX/2022. The next due date for payment is xx/XX/2022. The P&I is in the amount of $1,468.57 and PITI is in the amount of $1,468.57. The UPB reflected as per the payment history is in the amount of $xx.	xx:The current status of the loan is performing.
According to the payment history as of xx/XX/2022, the borrower is current with the loan. The last payment received date is unable to be determined. The next due date for payment is xx/XX/2022. The P&I is in the amount of $1,468.57 and PITI is in the amount of $1,468.57. The UPB reflected as per the payment history is in the amount of $xx.
The reason for default is unable to be determined from the latest servicing comments.
No evidence has been found regarding damage or repairs in the latest servicing comments.
No foreclosure activity has been found.
No pertaining bankruptcy-related details have been found.
As per the 1003, the borrower is working at xx as a xx for 24 years. xx:xx:xx	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Base Loan Amount Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: N.A. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: No Cash-Out Tape Value: Change in Rate/Term Variance: Variance %: Comment: Final CD reflects purpose of refinance as no cash out. Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "Appraisal report is missing from loan documents. TX FMV disclosure is missing from the file and unable to calc LTV. Also tape shows final DU did not allow for PIW - SLW will not be xxed for an appraisal after closing. Loan was labeled as no cash out and borrower got $1,756.00 cash back at closing."	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase 0% tolerance test. Initial loan estimate dated 8/XX/2021 does not reflect Texas guaranty fee. However, final CD dated 8/XX/2021 reflects Texas guaranty fee at $2.00. This is an increase in fee of $2.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
57797548	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,986.02	03/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,051.41	2.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Commercial Prop	xx	xx	Secondary	Yes	Yes	Yes	801	796	24.059%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2020 and recorded on xx/XX/2020 in the amount of $xx with MERS as nominee for xx with Instrument#xx|Book/Page#xx.

There is no chain of assignment as the subject mortgage is with the original lender MERS as nominee for xx.
No active judgments or liens have been found against the borrower.
Annual combined taxes of 2021 have been paid on xx/XX/2021 in the amount of $4,786.58.	According to the payment history as of xx/XX/2022, the borrower is current with the loan. The last payment was received on xx/XX/2022 which was applied for the due date of xx/XX/2022 and the next due date for payment is xx/XX/2022. The P&I is in the amount of $2,051.41 and PITI is in the amount of $xx. The UPB reflected as per the payment history is in the amount of $xx.	xx:The current status of the loan is performing.
According to the payment history as of xx/XX/2022, the borrower is current with the loan. The last payment was received on xx/XX/2022 which was applied for the due date of xx/XX/2022 and the next due date for payment is xx/XX/2022. The P&I is in the amount of $2,051.41 and PITI is in the amount of $2,789.587. The UPB reflected as per the payment history is in the amount of $xx.
The reason for default is unable to be determined from the latest servicing comments.
No evidence has been found regarding damage or repairs in the latest servicing comments.
No foreclosure activity has been found.
No pertaining bankruptcy-related details have been found.
As per the 1003, the borrower is working at xx for 1.8 years. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| -x.xxx% |----| -x.xxxxx% Comment: Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Commercial Prop Tape Value: PUD Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Commercial Prop (Lvl 4) "As per tape data the subject property is a condotel. Subject property occupancy is secondary. As per appraisal report subject property is located in xx. Escalated for client review."	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the TRID initial loan estimate date and initial closing disclosure date validation test.
This loan contains an initial closing disclosure receipt date (or initial closing disclosure delivery date if receipt date was not provided) that is on or before any loan estimate delivery date. Please review the loan data to ensure the dates are in the correct fields."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "This loan failed the TRID total of payments test. ( 12 CFR §1026.38(o)(1) )
The total of payments is $xx. The disclosed total of payments of $xx is not considered accurate because it is understated by more than $100."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan file."	* ComplianceEase TILA Test Failed (Lvl 2) "Finance charge disclosed on Final CD as 10/XX/2020. Calculated finance charge is $xx for an under disclosed amount of $xx. Reason for Finance charge under disclosure is unknown as the Fee Itemization is missing. Subject loan is a purchase, originated on xx/XX/2020 and the SOL is 1 year."		Moderate	Not Covered	Fail	Pass	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
86025725	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$32,235.90	03/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$5,397.53	3.125%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	Yes	708	767	18.668%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 with the lender MERS as nominee for xx in the amount of $xx which was recorded on xx/XX/2021 with instrument#xx.

There is no chain of assignment as the subject mortgage is with the original lender.

No active judgments or liens have been found against the borrower/subject property.

County annual installment taxes for 2021 have been paid in the amount of $xx on xx/XX/2022. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/XX/2022, the borrower is current with the loan. The last payment was received on xx/XX/2022 which was applied to xx/XX/2022. The next due date for payment is xx/XX/2022. The borrower pays the P&I in the amount of $5,397.53 and PITI in the amount of $8,083.86. The current UPB reflected is in the amount of $xx.	xx:As per the review of collection comments, the current status of the loan is performing. According to the payment history as of xx/XX/2022, the borrower is current with the loan. The next due date for payment is xx/XX/2022. The current UPB reflected is in the amount of $xx. No comments have been found regarding the borrower’s income was impacted by the covid-19 pandemic. No comments have been found regarding the subject property condition. As per the final loan application, the borrower is the owner of xx for 30 years. xx:xx:xx	Not Applicable	Missing Initial Closing Disclosure	Field: Bx Self-Employed? Loan Value: No Tape Value: Yes |---| |----| Comment: As per the final loan application, the borrower is the owner of Hummel Investments for xx years. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Borrower DTI ratio percent is xx.xxx%   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "The total of payments is $xx. The disclosed total of payments of $xx is not considered accurate because it is understated by more than $100."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3)     "TRID tolerance test is incomplete due to initial CD is missing from loan documents."
* Missing Initial Closing Disclosure (Lvl 3) "Initial closing disclosure is missing from the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 18.66%. Tape shows income miscalculation. Further details not provided. Unable to rely on docs in file and unable to calc ATR"
																																																																																								* ComplianceEase TILA Test Failed (Lvl 2) "Finance charge disclosed on Final CD as $xx. Calculated finance charge is $xx for an under disclosed amount of $431.26. Reason for Finance charge under disclosure is unknown as the fee itemization is missing. Subject loan is a refinance, originated on xx/XX/2021 and the SOL is 3 years."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
98954582	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,575.29	03/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,473.94	2.250%	180	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	757	790	3.589%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 with the lender MERS as nominee for xx in the amount of $xx which was recorded on xx/XX/2021 with instrument#xx.

There is no chain of assignment as the subject mortgage is with the original lender.

No active judgments or liens have been found against the borrower/subject property.

Combined annual installment taxes for 2021 have been paid in the amount of $5,575.29 on xx/XX/2021. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/XX/2022, the borrower is current with the loan. The last payment was received on xx/XX/2022 in the total amount of PITI is $1,911.52 which includes P&I of $1,473.94, which was applied for the due date of xx/XX/2022. The next due date for payment is xx/XX/2022. The current UPB reflected is in the amount of $xx.	xx:As per the review of collection comments, the current status of the loan is performing. According to the payment history as of xx/XX/2022, the borrower is current with the loan. The next due date for payment is xx/XX/2022. The current UPB reflected is in the amount of $xx. No comments have been found regarding the borrower’s income was impacted by the covid-19 pandemic. No comments have been found regarding the subject property condition. The borrower’s employment details are not available in the loan file. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: x.xxx% Tape Value: x.xxx% |---| -x.xxx% |----| -x.xxxxx% Comment: The borrower’s income is $xx and total expenses are in the amount of $x,xxx.xx. Hence calculated DTI ratio is x.xxx%. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: N.A. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows loan closed with a power of attorney that was e-signed. This is not accepted by agency nor other investors."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
55652158	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,377.12	03/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,353.32	2.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	xx	xx	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Secondary	Yes	Yes	No	730	794	48.595%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2022 shows that the subject mortgage was originated on xx/XX/2021 in the amount of $xx with lender, xx Bank which was recorded xx/XX/2021.
No assignment of mortgage has been found. The mortgage is with original lender, xx.
No active judgments or liens have been found.
Property taxes of 2021 are paid on xx/XX/2021 in the amount of $3377.12.
No prior year’s delinquent taxes have been found.	Payment history as of xx/XX/2022 shows that loan is performing and next payment due date is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $1733.49 for the due date xx/XX/2022. The current UPB per tape data is $xx and interest rate is 2.75%.	xx:According to servicing comments, the loan is performing. Payment history shows that the last payment was received on xx/XX/2022 for the due date xx/XX/2022. The next payment due date is xx/XX/2022.
No evidence of Covid impact on borrower's income has been found.
No evidence of damage or repair has been found.
No foreclosure action has been found.
No records of post-closing bankruptcy have been found.
As per loan application, the borrower is an xx as xx for the past 4.11 years. xx:xx:xx	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| x.xxx% |----| x.xxxxx% Comment: Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: xx   Tape Value: Other   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: MI Coverage Amount Loan Value: Not Applicable Tape Value: xx.xxx% Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Market conditions addendum report is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape reflects the following issues. "LTV of 75% exceeds the LTV limit for both Fannie and Freddie for a limited review condo in the State of FL” However, no such issue has been verified from the loan file."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.595%, the borrower's income is $8,282.64 and total expenses are in the amount of $4,024.92 and the loan was underwritten by DU (xx) and its recommendation is “Approve/Eligible” with a DTI of 48.59%."		Elevated	Not Covered	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
73580542	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$12,038.73	03/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,406.40	3.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	Yes	733	Not Applicable	47.036%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2022 shows that the subject mortgage was originated in the amount of $xx on xx/XX/2021 with the lender MERS as nominee for xx which was recorded on xx/XX/2021.
The chain of assignment has been completed as the subject mortgage is with xx.
No active judgments or liens have been found.
Taxes of 2021 have been paid in the amount of $xx.	According to the payment history as of xx/XX/2022, the borrower is current with the loan and the last payment was received on xx/XX/2022 which was applied for xx/XX/2022 and the next due date for the payment is xx/XX/2022. The P&I is in the amount of $2,406.40 and PITI is in the amount of $3,409.63. The UPB reflected is in the amount of $xx.	xx:As per the review of the servicing comments, the current status of the loan is performing. According to the payment history as of xx/XX/2022, the borrower is current with the loan and the last payment was received on xx/XX/2022 which was applied for xx/XX/2022 and the next due date for the payment is xx/XX/2022. The P&I is in the amount of $2,406.40 and PITI is in the amount of $3,409.63. The UPB reflected is in the amount of $xx.
The reason for default is unable to be determined.
No comments have been found regarding foreclosure in the latest servicing comments.
No comments have been found regarding bankruptcy in the latest servicing comments.
The subject property has been occupied by the owner.  Recent servicing comments do not reflect any damage pertaining to the subject property.
Unable to confirm employment details at origination based on the available documents and collection comments. xx:xx:xx	Not Applicable	Missing Initial Closing Disclosure Missing or error on the Rate Lock	Field: Base Loan Amount Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Borrower x Current Employer x Position/Type of Business   Loan Value: Unavailable   Tape Value: Personal xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "Test incomplete as initial CD is missing."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial closing disclosure is missing from the loan file."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "An executed copy of rate lock agreement is missing from the loan file."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 47.037% as the borrower’s income is $xx and total expenses are in the amount of $7,055.57 and the loan was underwritten by AUS/DU (xx) and its recommendation is “Approve/Eligible” with 47.05%."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
21033273	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,611.65	03/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,024.50	3.000%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Secondary	Yes	Yes	No	758	737	23.356%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx/XX/2022 shows that the subject mortgage was originated on xx/XX/2021 and recorded on xx/XX/2021 for the amount $xx held by xx.

The chain of assignment is complete. The last assignment is with original lender “xx”.

No active judgments or liens have been found.

No delinquent taxes have been found for the prior year.	Review of payment history as of xx/XX/2022 shows that the borrower is current with the loan. The next due date is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $1,024.50 with interest rate 3% which was applied for the due date xx/XX/2022. The current UPB as of the date is $xx.	xx:The current status of the loan is performing.
Review of payment history as of xx/XX/2022 shows that the borrower is current with the loan. The next due date is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $1,024.50 with interest rate 3% which was applied for the due date xx/XX/2022. The current UPB as of the date is $xx.
No foreclosure and bankruptcy evidence has been found.
According to the collection comments, the subject property is owner occupied. No damage or repairs have been found.
The borrower is working at xx as a xx for 143 months. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock Note	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| -x.xxx% |----| -x.xxxxx% Comment: The borrower’s income is $xx and total expenses are in the amount of $x,xxx.xx. Hence calculated DTI ratio is xx.xxx%. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date Loan Value: Unavailable Tape Value: x/XX/xxxx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Loan does not conform to program guidelines (Lvl 4) "Tape shows co-borrower not included on executed closing documents."
																																																																																						* Note is missing or unexecuted (Lvl 4) "Tape shows BWR2 did not sign all docs including note. Note only signed by BWR1. Unable to sue on the note against BWR2, Alma Miller. Elevating for client review as treating note as missing."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 24%. Tape shows BWR2 (Alma Miller) did not sign all docs including note but they used BWR2 income to qualify. Excluding BWR2 income would invalidate AUS. Elevated for client review."		Minimal	Not Covered	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
56674435	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$27,902.87	03/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$6,389.34	2.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	796	801	41.486%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx/XX/2022 shows that the subject mortgage was originated on xx/XX/2021 and recorded on xx/XX/2021 for the amount $xx held by xx.

The chain of assignment is complete. The last assignment is with original lender “xx”.

No active judgments or liens have been found.

No delinquent taxes have been found for the prior year.	Review of payment history as of xx/XX/2022 shows that the borrower is current with the loan. The next due date is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $6,389.34 with interest rate 2.875 % which was applied for the due date xx/XX/2022. The current UPB as of the date is $xx.	xx:The current status of the loan is performing.
Review of payment history as of xx/XX/2022 shows that the borrower is current with the loan. The next due date is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $6,389.34 with interest rate 2.875 % which was applied for the due date xx/XX/2022. The current UPB as of the date is $xx.
No foreclosure and bankruptcy evidence has been found.
According to the collection comments, the subject property is owner occupied. No damage or repairs have been found.
																																																																																	The borrower is xx of xx for 20 years. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: N.A. Tape Source: Initial Tape Type:	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 41.486%. Tape shows income miscalculation. Further details not provided. Unable to rely on docs and unable to calc ATR."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
42099645	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$13,114.76	03/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$6,189.35	3.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Secondary	Yes	Yes	Yes	758	797	34.368%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2022 shows that the subject mortgage was originated on xx/XX/2021 and was recorded on xx/XX/2021 in the amount of $xx, with MERS as nominee for xx, recorded with the Instrument/ Book/Page# xx 3068 / 1605.

The chain of assignment has been completed. The last assignment is with MERS as nominee for xx.

No active liens and judgments have been found against borrower and property.

There are no prior year real estate delinquent taxes.	According to the payment history as of xx/XX/2022, the borrower is current with the loan. The last payment was received on xx/XX/2022, which was applied for the due date of xx/XX/2022 and the next due date for payment is xx/XX/2022.The P&I is in the amount of $6,189.35 and PITI is in the amount of $6,329.60. The UPB reflected as per the payment history is in the amount of $xx.	xx:The current status of the loan is performing.
According to the payment history as of xx/XX/2022, the borrower is current with the loan. The last payment was received on xx/XX/2022, which was applied for the due date of xx/XX/2022 and the next due date for payment is xx/XX/2022.The P&I is in the amount of $6,189.35 and PITI is in the amount of $6,329.60. The UPB reflected as per the payment history is in the amount of $xx.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence of damage or repairs has been found.
No evidence has been found regarding COVID-19.
As per the 1003, the borrower is working at “xx”, as a “xx” for 14.3 years. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Borrower x Current Employer x Position/Type of Business Loan Value: xx Tape Value: xx / xx |---| |----| Comment: updated as per review. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Escrow Account Indicator Loan Value: Yes Tape Value: No Variance: Variance %: Comment: As per final CD escrow account indicator is Yes. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 11/XX/2020 dose not reflect points - loan discount fee. However, CD dated 01/XX/2021 reflects points - loan discount fee at $996.70. This is an increase in fee of $2,408.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 34.36%. Tape shows supportive documents for qualified income, assets and employment are missing. Also tape shows omission of debts. Unable to rely on documents in file and unable to calculate ATR."
																																																																																								* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TRID total of payments test due to total of payment disclosed on final CD as $xx. Calculated total of payment $2242,141.91. For an under disclosed amount of $2894.12. Reason for finance charge under disclosure is unknown as the Fee Itemization is missing. Subject loan is a purchase, originated on 01/XX/2021 and the SOL is 1 year."		Moderate	Not Covered	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
94516409	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	XX	$0.00	$3,030.47	03/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,301.27	3.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	Yes	714	790	43.356%	First	Final policy	Not Applicable	$45,000.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 with the lender MERS as nominee for xx in the amount of $xx which was recorded on xx/XX/2021 with instrument#xx.

There is no chain of assignment as the subject mortgage is with the original lender.

There is an active mortgage that originated on xx/XX/2021 with the lender County of xx in the amount of $xx which was recorded on xx/XX/2021.

There is an HOA lien against the subject property in the favor of the xx, in the amount of $1,992.73 which was recorded on xx/XX/2016.

County annual installment taxes for 2021 have been paid in the amount of $2,909.25 on xx/XX/2021. No prior year’s delinquent taxes have been found.	As per the payment the borrower is current with the loan. The last payment date is xx/XX/2022. The next due date for payment is xx/XX/2022. . The current P&I is in the amount of $1,301.27 with an interest rate of 3.250%. The current UPB reflected is in the amount of $xx.	xx:As per the payment history seller’s tape data, the borrower is current with the loan. The next due date for payment is xx/XX/2022. The borrower pays the P&I in the amount of $1,301.27. The current UPB reflected is in the amount of $xx. No evidence has been found regarding the borrower’s income was impacted by the covid-19 pandemic. No evidence has been found regarding the subject property condition. As per the final loan application, the borrower is working at xx as xx for 2.6 years. xx:xx:xx	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Base Loan Amount Loan Value: xx Tape Value: xx |---| $xxxx.xx |----| x.xxxxx% Comment: MI Certificate reflects base loan amount as $xx. Tape Source: Initial Tape Type:
Field: Borrower x Current Employer x Contact Name   Loan Value: xx.   Tape Value: xx Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: MI Company Loan Value: xx Tape Value: Other Variance: Variance %: Comment: MI Certificate reflects MI company name as xx. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Market conditions addendum report is missing from the loan documents."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "This loan failed the TRID total of payments test due to total of payment disclosed on final CD as $xx. Calculated total of payment $xx. For an under disclosed amount of -$1,584.26."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows borrower can do the HBE course post-close and get an SLW from Fannie and loan declined by xx."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase TILA Test Failed (Lvl 2) "Finance charge disclosed on final CD as $xx. Calculated finance charge is $xx for an under disclosed amount of -$584.26. Reason for finance charge under disclosure is unknown as the fee itemization is missing. Subject loan is a purchase, originated on 04/XX/2021 and the SOL is 1 year."
* mortgage certificate (Lvl 2)     "MI certificate reflects loan amount as $xx but final application reflects loan amount as $xx."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.356%, the borrower’s income is $8,749.87 and total expenses are in the amount of $3,793.58 and the loan was underwritten by DU (xx) and its recommendation is “Approve/Eligible” with a DTI of 43.36%."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
32071789	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,987.39	03/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,050.02	2.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Commercial Prop	xx	xx	Secondary	Yes	Yes	Yes	708	Not Applicable	33.445%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the pro-title dated xx/XX/2022 reflects that the subject mortgage was originated on xx/XX/2020 with the lender MERS as nominee for xx which was recorded on xx/XX/2020 for the amount of $xx.

No chain of assignment has been found.

No active liens and judgments have been found.
County annual taxes of 2021 have been paid in the amount of $7987.39 on xx/XX/2021	According to the payment history as of xx/XX/2022, the borrower is current with the loan. The last payment received on xx/XX/2022, the payment applied date was xx/XX/2022 and the next due date for payment is xx/XX/2022. The P&I is in the amount of $2,050.02 and PITI is in the amount of $3,256.43. The UPB reflected as per the payment history is in the amount of $$xx.	xx:The loan is performing. According to the payment history as of xx/XX/2022, the borrower is current with the loan. The last payment received on xx/XX/2022, the payment applied date was xx/XX/2022 and the next due date for payment is xx/XX/2022. The P&I is in the amount of $2,050.02 and PITI is in the amount of $3,256.43. The UPB reflected as per the payment history is in the amount of $xx.
As per the final 1003 the borrower is xx at xx. from last 11 years. The reason for default is unable to be determined. The subject property is occupied by the owner. No comments have been found for damage or repairs. No comments have been found for foreclosure and bankruptcy. xx:xx:xx	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Borrower x Current Employer x Contact Name Loan Value: xx. Tape Value: xx I |---| |----| Comment: NA. Tape Source: Initial Tape Type:
Field: Borrower x Current Employer x Position/Type of Business   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Commercial Prop (Lvl 4) "Per tape subject is a condotel and not a standard second home. Subject is a unit in a hotel in xx FL with commercial amenities."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Market conditions addendum report is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Settlement date is different from note date (Lvl 2) "Final CD reflects closing date as 12/XX/2020. Notary's signature date on the mortgage/deed of trust is 12/XX/2020. Note date is 12/XX/2020."		Minimal	Not Covered	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
57212157	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$23,647.13	03/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,901.91	2.375%	180	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	Yes	807	806	16.078%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the pro-title dated xx/XX/2022 reflects that the subject mortgage was originated on xx/XX/2021 with the lender MERS as nominee for xx which was recorded on xx/XX/2021 for the amount of $xx.

No chain of assignment has been found.

There is a junior mortgage active in the favor of xx. in the amount of $xx recorded on xx/XX/2018. The subordination agreement is located at Ln#xx.pdf pg#21.

There are 3 prior civil judgments active in the favor of xx, a xx total in the amount of $xx recorded on xx/XX/2007, xx/XX/2007, xx/XX/2007.

County annual taxes of 2021 have been paid in the amount of $xx on xx/XX/2021	According to the payment history as of xx/XX/2022, the borrower is current with the loan. The last payment received on xx/XX/2022, the payment applied date was xx/XX/2022 and the next due date for payment is xx/XX/2022. The P&I is in the amount of $1,901.91 and PITI is in the amount of $4,872.77. The UPB reflected as per the payment history is in the amount of $xx.	xx:The loan is performing. According to the payment history as of xx/XX/2022, the borrower is current with the loan. The last payment received on xx/XX/2022, the payment applied date was xx/XX/2022 and the next due date for payment is xx/XX/2022. The P&I is in the amount of $1,901.91 and PITI is in the amount of $4,872.77. The UPB reflected as per the payment history is in the amount of $xx.

As per the final 1003 the borrower is xx at xx from last 7.6 years. The reason for default is unable to be determined. The subject property is occupied by the owner. No comments have been found for damage or repairs. No comments have been found for foreclosure and bankruptcy. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Borrower x Current Employer x Contact Name Loan Value: xx Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: MI is not required. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Seller tape shows loan has 2055 exterior only appraisal and was not originally owned by Fannie Mae and loan is ineligible for delivery."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
4047649	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,110.00	03/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,374.50	2.250%	360	xx	xx	FHA	Fixed	Refinance	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	669	Not Applicable	52.863%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx/XX/2022 shows that the subject mortgage was originated on xx/XX/2021 and recorded on xx/XX/2021 for the amount $xx held by xx.

The chain of assignment is complete. The last assignment is with original lender “xx”.

There is one prior judgment active against the borrower in the amount of $5,612.47 held by “xx” and recorded on xx/XX/2019.

No delinquent taxes have been found for the prior year.	Review of payment history as of xx/XX/2022 shows that the borrower is current with the loan. The next due date is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $1,374.50 with interest rate 2.250 % which was applied for the due date xx/XX/2022. The current UPB as of the date is $xx.	xx:The current status of the loan is performing.
Review of payment history as of xx/XX/2022 shows that the borrower is current with the loan. The next due date is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $1,374.50 with interest rate 2.250 % which was applied for the due date xx/XX/2022. The current UPB as of the date is $xx.
No foreclosure and bankruptcy evidence has been found.
According to the collection comments, the subject property is owner occupied. No damage or repairs have been found.
The borrower is working at xx as a xx for 15 months. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	Field: Borrower x Current Employer x Contact Name Loan Value: xx Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Borrower x Current Employer x Position/Type of Business   Loan Value: xx  Tape Value: xx  Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Updated as per xxxx.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Amount of Secondary Lien(s): $x.xx. Loan Amount: $xx. CLTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: x.xxx% Variance %: x.xxxxx% Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. CLTV = xx.xxx%. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase 0% tolerance test and charges that in total cannot increase more than 10% tolerance test due to loan failed Initial LE estimate delivery and timing test. Initial LE dated 09/XX/2020 delivered on 09/XX/2020 which is more than 3 business days from initial application date 09/XX/2020."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape shows issue : LTV exceed program guidelines."
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage insurance certificate is missing from loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 52.86% as the borrower’s income is $5,208.68 and total expenses are in the amount of $2,753.49 and the loan was underwritten by DU (xx) and its recommendation is “Approve/Eligible” with a DTI of 52.29%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
27331887	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,101.89	03/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,486.94	2.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Secondary	Yes	Yes	No	792	792	31.129%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2022 shows that the subject mortgage was originated in the amount of $xx on xx/XX/2020 with the lender MERS as nominee for xx which was recorded on xx/XX/2020.
The chain of assignment has been completed as the subject mortgage is with xx.
No active judgments or liens have been found.
Taxes of 2021 have been paid in the amount of $3,101.89.	According to the payment history as of xx/XX/2022, the borrower is current with the loan and the last payment was received on xx/XX/2022 which was applied for xx/XX/2022 and the next due date for the payment is xx/XX/2022. The P&I is in the amount of $1,486.94 and PITI is in the amount of $2,228.50. The UPB reflected is in the amount of $xx.	xx:As per the review of the servicing comments, the current status of the loan is performing. According to the payment history as of xx/XX/2022, the borrower is current with the loan and the last payment was received on xx/XX/2022 which was applied for xx/XX/2022 and the next due date for the payment is xx/XX/2022. The P&I is in the amount of $1,486.94 and PITI is in the amount of $2,228.50. The UPB reflected is in the amount of $xx.
The reason for default is unable to be determined.
No comments have been found regarding foreclosure in the latest servicing comments.
No comments have been found regarding bankruptcy in the latest servicing comments.
The subject property has been occupied by the owner.  Recent servicing comments do not reflect any damage pertaining to the subject property.
The borrower is working at xx for 1.7 years. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Borrower x Current Employer x Position/Type of Business Loan Value: xx Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: The borrower's monthly income is $xx after subject loan the proposed amount $x,xxx.xx and total non-housing payments is $x,xxx.xx. Hence, the calculated DTI ratio is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: MI Company Loan Value: xx Tape Value: Other Variance: Variance %: Comment: MI Certificate reflects MI company name as xx. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "Loan fails Qualified Mortgage points and fees test due to Fees charged $999.00 exceeds fees threshold of $0 over by +$999.00.
The below fees were included in the test:
Administration Fee paid by Borrower: $999.00."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 31.129%. Tape shows undisclosed debt was missed at closing. Further details not provided. Unable to rely on docs in file and unable to calc ATR."		Moderate	Not Covered	Pass	Pass	Not Covered	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
26374034	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,609.50	04/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$699.97	3.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	727	Not Applicable	37.467%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2020 and recorded on xx/XX/2020, in the amount of $xx with MERS as nominee for xx.

There is no chain of assignment. Currently, the subject loan is with original lender xx.

No active judgments or liens have been found.

Annual combined taxes of 2022 have been paid in the amount of $3,533.18 on xx/XX/2022.

Annual school taxes of 2021 have been paid in the amount of $2,076.32 on xx/XX/2021.

No prior year delinquent taxes have been found.	According to payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $1,187.22 which was applied for due date xx/XX/2022. The current P&I is in the amount of $699.97 and current PITI is in the amount of $1,187.22 with an interest rate of 3.125%. The current UPB reflected as per the payment history is in the amount of $xx.	xx:According to servicing comments, the current status of the loan is performing.

According to payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $1,187.22 which was applied for due date xx/XX/2022. The current P&I is in the amount of $699.97 and current PITI is in the amount of $1,187.22 with an interest rate of 3.125%. The current UPB reflected as per the payment history is in the amount of $xx.

As per final application, the borrower xx is working at xx. as xx for 1.9 years.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found. xx:xx:xx	Not Applicable	Missing Dicsloures	Field: Age of Loan Loan Value: xx Tape Value: xx |---| -x |----| -x.xxxxx% Comment: As per Tape data ,age of loan is xx.However it reflects xx. Tape Source: Initial Tape Type:
Field: Borrower #x First Name   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Note document shows that only x borrower signed in original note.   Tape Source: Initial   Tape Type:
																																																																																				Field: MI Company Loan Value:xx Tape Value: Other Variance: Variance %: Comment: MIC document reflects the company of insurance isxx. Tape Source: Initial Tape Type:	4: Unacceptable	* Property Marketability Issues (Lvl 4) "Tape shows loan repurchased over FNMA appraisal issues. Review of appraisals confirms FNMA concerns including the comps used and adjustments. Elevated for client review."	* Missing Required Disclosures (Lvl 3) "Home loan toolkit is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
44819829	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,255.28	03/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$911.82	3.375%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	795	808	45.500%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2022 reflects that the subject mortgage was originated on xx/XX/2020 with the lender MERS as nominee for xx in the amount of $xx, which was recorded on xx/XX/2020 Instrument# | Book/Page# xx.
No chain of assignment has been found. Currently, the mortgage assignment is with MERS as nominee for xx  which was recorded on xx/XX/2020.  However, this should be with xx.
No active liens and judgments have been found against the borrower and the property.
No prior year’s delinquent taxes have been found.	According to a review of the payment history as of xx/XX/2022, the loan is currently performing and the next due date for the regular payment is xx/XX/2022. The last payment was received on xx/XX/2022 total in the amount of PITI $911.82 which includes P&I $911.82 with the rate of interest 3.375%, which was applied for the due date of xx/XX/2022. The UPB reflected in the latest payment history is in the amount of $xx.	xx:According to the review of the servicing comments, the current status of loan is performing. The next due date for the regular payment is xx/XX/2022. The UPB reflected in the latest payment history is in the amount of $xx.
No comments have been found regarding reason for default.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No details have been found regarding damage. xx:xx:xx	Not Applicable	Field: Deferred Balance Amount Loan Value: Not Applicable Tape Value: $x.xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral value used for underwriting: $xx. Loan amount: $xx. LTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxx'   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Limited Cash Out (GSE definition)   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment: Final application reflects purpose of refinance as Limited Cash out refinance.   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-x Line xxx) Loan Value: Not Applicable Tape Value: $xxxxxx.xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Loan does not conform to program guidelines (Lvl 2) "Seller tape shows TRID/TILA sol not expired. Subject loan is a refinance, originated on 02/XX/2020 and the SOL is 3 years."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.500% as the borrower’s income is $6,178.26 and total expenses are in the amount of $1,481.00 and the loan was underwritten by DU (xx) and its recommendation is “Approve/Eligible” with a DTI of 45.50%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
47617637	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$0.00	03/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$598.17	7.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Unavailable	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	32.755%	First	Commitment	Not Applicable	Not Applicable	12/XX/2017	$86,329.31	$11,369.31	4.000%	$313.29	01/XX/2018	Financial Hardship	The review of the updated title report dated xx/XX/2022 shows that the subject mortgage was originated on xx/XX/2005 and it was recorded on xx/XX/2005 in the amount of $xx in favor of MERS as nominee for “xx”.
The chain of assignment is completed as the subject mortgage is with the lender xx as trustee for xx.
1. There is an active real estate lien is available in the updated title report against the subject property in the amount of $5,027.00 in favor of “xx” and it was recorded on xx/XX/2018.
2. There is an active state tax lien available in the updated title report against borrower xx in the amount of $1,030.44 in favor of “xx” and it was recorded on xx/XX/2017.
3. There is an active junior mortgage is available in the updated title report in the amount of $7,000.00 in favor of “xx” and it was recorded on xx/XX/2019.

The annual County taxes for 2022 have been paid on xx/XX/2021, the amount of taxes are unavailable.	According to the latest payment history as of date xx/XX/2022, the borrower is currently performing. The last payment was received on xx/XX/2022 which was applied for xx/XX/2022 and the next duet date for the payment is xx/XX/2022. The P&I is in the amount of $313.29 and PITI is in the amount of $591.00. The UPB reflected as per the updated payment history is in the amount of $xx.	xx:According to the latest servicing comments, the loan is currently performing. The last payment was received on xx/XX/2022 which was applied for xx/XX/2022. The P&I is in the amount of $313.29 and PITI is $591.00. The next due date is xx/XX/2022. The UPB is in the amount of $xx.
The loan was modified on xx/XX/2017 with the new modified principal balance is $xx. The borrower promises to pay the P&I in the amount of $313.29 with an interest rate of 4.000% beginning from xx/XX/2018 till the maturity date of xx/XX/2057. There is no forgiven amount given and deferred amount is $xx.

According to the collection comment the subject property has been occupied by the borrower.
The collection comment dated xx/XX/2021 the reason for default of the borrower is unemployment.
The recent servicing comment does not shows any repairs and damages. The latest BPO is unavailable. xx:xx:xx	The Modification agreement was made between the borrower xx and lender xx on xx/XX/2017. The new modified principal balance is $xx. The borrower promises to pay the P&I in the amount of $313.29 with an interest rate of 4.000% beginning from 01/XX/2018 till the maturity date of 12/XX/2057. There is no forgiven amount given and deferred amount is $xx.	Credit Report Mortgage Insurance	Field: Doc Date of Last Modification Loan Value: xx/XX/xxxx Tape Value: x/XX/xxxx |---| -xx (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: MI Company   Loan Value: Not Applicable   Tape Value: PMI   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: xx.xxx%   Variance %: xx.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: x.xxxxx%   Tape Value: x.xxxxx%   Variance: x.xxxxx%   Variance %: x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxMMMMMMMMMMMMMMM   Tape Value: xxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: MMMMMMMMMMMMMMMxxxxxxxxx Tape Value: xxxxxxxxxxxxxxxxxxxxxxx' Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "ComplianceEase risk indicator is Elevated."
* GSE Points and Fees Test Violations (Lvl 2)     "“This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* MI, FHA or MIC missing and required (Lvl 2)     "MI cert is missing from the loan file."
																																																																																								* Missing credit report (Lvl 2) "credit report is missing from the loan file"		Elevated	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
4998219	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$11,247.56	03/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,033.43	4.625%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	760	Not Applicable	44.575%	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2022 shows that the subject mortgage was originated on xx/XX/2020 and was recorded on xx/XX/2020 with instrument# xx in the amount of $xx in favor of xx.

The chain of assignment has been completed. Currently, the assignment is with xx which is recorded on xx/XX/2021.

No active judgments/liens have been found in the updated title report against the borrower/subject property.

1st county taxes of 2021/2022 are paid off in the amount of $5,623.78 on xx/XX/2021.

2nd county taxes of 2021/2022 are due in the amount of $5,623.78 on xx/XX/2022.

No prior year delinquent taxes have been found in the updated title report.	Review of the payment history dated as of xx/XX/2022 reveals that the loan is performing. The last payment was received in the amount of $3,978.86 on xx/XX/2022. The next due date is xx/XX/2022. Current UPB as of date reflects in the provided payment history is in the amount of $xx and current interest rate as per payment history is 4.625%.	xx:Currently, the loan is performing.

Review of the payment history dated as of xx/XX/2022 reveals that the loan is performing. The last payment was received in the amount of $3,978.86 on xx/XX/2022. The next due date is xx/XX/2022. Current UPB as of date reflects in the provided payment history is in the amount of $xx and current interest rate as per payment history is 4.625%.

Collection comment dated xx/XX/2020 states that the borrower is impacted by Covid-19. The servicer provided an FB which ran and were extended several times.

No more evidences are available in the latest servicing comments regarding further foreclosure proceedings.

No evidences are available in the latest servicing comments regarding bankruptcy. xx:xx:xx	Not Applicable	Hazard Insurance Transmittal (1008)	Field: Current Servicer (Enumerated) Loan Value: * Other / Not In List * Tape Value:xx|---| |----| Comment: Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $xxxxx.xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxx'   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Cash Out - Other   Tape Value: Home improvement   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-x   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-x Line xxx) Loan Value: Not Applicable Tape Value: $xxxxxxx.xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 8/XX/2019 does not reflect rate lock fee. However, CD dated 1/XX/2020 reflects rate lock fee at $2,212.50. This is an increase in fee of $2,212.50 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."
* Transmittal (1008) is Missing (Lvl 3) "Transmittal summary is missing from the loan document."	* Missing proof of hazard insurance (Lvl 2) "Hazard insurance policy is missing from the loan document."
* Qualified Mortgage DTI exceeds 43% (Lvl 2)     "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.57% as the borrower’s income is $xx and total expenses are in the amount of $4,628.69 and the loan was underwritten by DU (xx) and its recommendation is Approve/Eligible with a DTI of 44.58%."
																																																																																								* TRID Violations (Lvl 2) "Seller tape shows TRID/TILA SOL not expired. CE report shows TRID tolerance test failed and loan is within SOL. Subject loan is a refinance, originated on 1/XX/2020 and the SOL is 3 years."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
62890154	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	XX	$0.00	$4,273.86	11/XX/2021	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,782.43	6.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable	PUD	xx	xx	Primary	Yes	No	No	Unavailable	Not Applicable	41.154%	First	Final policy	Not Applicable	Not Applicable	11/XX/2016	$227,137.92	Not Applicable	3.625%	$897.02	12/XX/2016	Financial Hardship	The review of the updated title report dated xx/XX/2022 reflects that the subject mortgage was originated on xx/XX/2004 with the lender MERS as nominee for xx of xx, in the amount of $xx, which was recorded on xx/XX/2004 Instrument# | Book/Page# xx / 0412.
The chain of the assignment has been completed. Currently, the mortgage assignment is with xx., which was recorded on xx/XX/2022.
There are two HOA liens active against the subject property in the favor of xx. in the amount of $4,230.57 which was recorded on different dates.
There is judgment active against the borrower in the favor of xx which was recorded on xx/XX/2018. However, the amount of judgment is not available in supportive document.
No prior year’s delinquent taxes have been found.	According to a review of the payment history as of xx/XX/2022, the borrower is currently delinquent for 3 months with the loan and the next due date for the regular payment is xx/XX/2021. The last payment was received on xx/XX/2021 total in the amount of PITI $1,469.28 which includes P&I $897.02 with the rate of interest 3.625%, which was applied for the due date of xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.	xx:According to the review of the servicing comments, the loan is currently in foreclosure. As per the payment history as of xx/XX/2022, the borrower is currently delinquent for 3 months with the loan and the next due date for the regular payment is xx/XX/2021. The UPB reflected in the latest payment history is in the amount of $xx.
No comment has been found regarding reason for default.
As per the servicing comments, the subject property has been occupied by unknown and is in average condition. No details have been found regarding damage. xx:As per comment dated xx/XX/2022, the FC was initiated and file was referred to attorney on xx/XX/2022. However, no further details have been found. xx:xx	According to the modification, the loan was modified on xx/XX/2016. The new modified principal balance as per modification is in the amount of $xx with interest rate starting at 3.625% and the borrower promises to pay P&I in the amount of $897.02 beginning from 12/XX/2016. The maturity date as per modification is 11/XX/2056. This loan was modified once.

Credit Report Mortgage Insurance Notice of Servicing Transfer	Field: Currently in Foreclosure? Loan Value: Yes Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $x.xx   Variance:    Variance %:    Comment: Deferred balance amount is changed.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: -xx (Days)   Variance %:    Comment: Doc date of last modification is changed.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: xx.xxx%   Variance %: xx.xxxxx%   Comment: Original standard LTV is changed.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: x.xxxxx%   Tape Value: x.xxxxx%   Variance: x.xxxxx%   Variance %: x.xxxxx%   Comment: Original stated rate is changed.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxMMMMMMMMMMMMM   Tape Value: xxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: PH string is changed.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MMMMMMMMMMMMMxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxx'   Variance:    Variance %:    Comment: Payment history is changed.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xxxxx Tape Value: xxxxx Variance: Variance %: Comment: Property address is changed. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "ComplianceEase risk indicator is Elevated."
* GSE Points and Fees Test Violations (Lvl 2)     "“This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* MI, FHA or MIC missing and required (Lvl 2)     "MI Cert is missing from the loan file."
* Missing credit report (Lvl 2)     "credit report is missing from the loan file"
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Servicing transfer document is missing from loan files."		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
89679432	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$6,920.56	02/XX/2022	Not Applicable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,350.68	6.375%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	06/XX/2014	$196,723.26	Not Applicable	2.000%	$840.31	06/XX/2014	Financial Hardship	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2006 with the lender MERS as nominee for xx in the amount of $xx which was recorded on xx/XX/2006 with Book/Page# xx.
The chain of assignment has been completed as currently the assignment is with MERS as nominee for xx.
No active judgments or lien have been found pending. xx Status;
1) 1st and 2nd installment county taxes for 2020 have been paid in the total amount of $6,920.56.
No prior year delinquent taxes have been found pending.	Review of payment history as of dated xx/XX/2022 shows that the loan payments are currently 3 months in delinquency. The next due date is xx/XX/2022. The last payment was received on xx/XX/2022 in the total amount of $1,831.71 for the due date of xx/XX/2021. The unpaid principal balance according to payment is in the amount of $xx. The current interest rate is 4.375% with P&I in the amount of $1,030.38.	xx:The current status of loan is collections.
Payment history shows that the loan payments are currently 3 months in delinquency. The next due date is xx/XX/2022. The last payment was received on xx/XX/2022 in the total amount of $1,831.71 for the due date of xx/XX/2021. The unpaid principal balance according to payment is in the amount of $xx. The current interest rate is 4.375% with P&I in the amount of $1,030.38.
The step modification agreement was made between the borrower and lender on the effective date of xx/XX/2014.
The new unpaid principal balance is in the amount of $xx. The borrower promises to pay the new UPB starting from the first payment date of xx/XX/2014 beginning with the step rate of 2.000% and P&I of $840.31 till the maturity date of xx/XX/2039. The rate is 4 steps ending with 4.375%.
Collection comment dated xx/XX/2022 shows that the foreclosure was initiated in the loan and was referred to attorney on xx/XX/2022. But, comment dated xx/XX/2022 shows that the foreclosure process was put on hold due to repayment plan been offered to borrower under loss mitigation program.
The borrower has not filed bankruptcy yet.
Collection comment dated xx/XX/2021 shows that the borrower has lost his job due to covid. Comment dated xx/XX/2021 shows that the borrower was provided forbearance plan for 3 months. The collection comment dated xx/XX/2021 states the forbearance plan was been extended up to November. Collection comment dated xx/XX/2021 shows that the forbearance plan ended on xx/XX/2021.
The subject property is occupied by the owner. No visible damages or repairs have been observed on the subject property. xx:Collection comment dated xx/XX/2022 shows that the foreclosure was initiated in the loan and was referred to attorney on xx/XX/2022. But, comment dated xx/XX/2022 shows that the foreclosure process was put on hold due to repayment plan been offered to borrower under loss mitigation program. xx:xx	The step modification agreement was made between the borrower and lender on the effective date of xx/XX/2014.
The new unpaid principal balance is in the amount of $xx. The borrower promises to pay the new UPB starting from the first payment date of 06/XX/2014 beginning with the step rate of 2.000% and P&I of $840.31 till the maturity date of 02/XX/2039. The rate is 4 steps ending with 4.375%.	Affiliated Business Disclosure Credit Report Origination Appraisal	Field: Currently in Foreclosure? Loan Value: Yes Tape Value: No |---| |----| Comment: Foreclosure is not available in tape discrepancies however Foreclosure is available in collection comment . Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $x.xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: As per tape discrepancies , loan amortization type is fixed however it's step.   Tape Source: Initial   Tape Type:
Field: Mod Step x Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xxxx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: x.xxx%   Tape Value: x.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: xx.xxx%   Variance %: xx.xxxxx%   Comment: As per tape discrepancies, original standard LTV is xx.xxx% however original standard LTV is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: x.xxxxx%   Tape Value: x.xxxxx%   Variance: x.xxxxx%   Variance %: x.xxxxx%   Comment: As per tape discrepancies, original stated rate is x.xxxx% however original stated rate is x.xxxxx%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxMMMMMMMMMMMMM   Tape Value: xxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MMMMMMMMMMMMMxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxx'   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Lower rate or term Tape Value: Change in Rate/Term Variance: Variance %: Comment: As per tape discrepancies, purpose of refinance is change in rate/ term however as per document purpose of refinance is Cash out- Other. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing Appraisal (Lvl 2) "Appraisal is missing from the loan file."
* Missing credit report (Lvl 2)     "credit report is missing from the loan file"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
82513011	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,579.00	03/XX/2022	Not Applicable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$475.94	6.875%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	07/XX/2014	$69,848.77	Not Applicable	4.625%	$319.65	08/XX/2014	Financial Hardship	According to updated title report dated xx/XX/2022 the subject mortgage was originated on xx/XX/2007 with MERS as nominee for xx, in the amount of $xx which was recorded on xx/XX/2007.
Chain of assignment has been completed. Currently, the mortgage is with xx which was recorded on xx/XX/2022.
No active judgments or liens have been found.
The taxes information is not mentioned.	As per the review of updated payment history as of xx/XX/2022, the loan is currently delinquent for 16 months and the next due for regular payment is xx/XX/2021. The last payment was received on xx/XX/2022 in the amount of $771.74 which was applied for xx/XX/2021. The UPB is in the amount of $xx. The current P&I is $319.65 and PITI is $771.74.	xx:The loan is currently in payment plan and the next due for regular payment is xx/XX/2021. The last payment was received on xx/XX/2022 in the amount of is $771.74 which was applied for xx/XX/2021. As per the comments, the foreclosure was initiated on xx/XX/2022. Due to loss mitigation, the FC was placed on hold. The 3 months TPP was offered to the borrower that began from xx/XX/2022 in the amount of $674.46. The 2 trial payments were made.
As per the comment dated xx/XX/2022, the RFD is unemployment. Unable to determine whether the cause is due to covid. No repairs and damages have been found. xx:As per the comments, the foreclosure was initiated on xx/XX/2022. Due to loss mitigation, the FC was placed on hold. xx:xx	The modification agreement was made between the borrower xx and xx Lender xx., on xx/XX/2014. The new modified principal balance is $xx. The borrower promises to pay the P&I in the amount of $319.65 with an interest rate of 4.625%, beginning from 8/XX/2014. The maturity date is 7/XX/2054.	Affiliated Business Disclosure Credit Report	Field: Currently in Foreclosure? Loan Value: Yes Tape Value: No |---| |----| Comment: As per the comments, the foreclosure was initiated on x/XX/xxxx. Due to loss mitigation, the FC was placed on hold. Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $x.xx   Variance:    Variance %:    Comment: Deferred balance amount is changed.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xx (Days)   Variance %:    Comment: The modification agreement was made between the borrower xx and xx., on x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xxx.xxx%   Variance: -xx.xxx%   Variance %: -xx.xxxxx%   Comment: Original standard LTV (OLTV) is changed.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: x.xxxxx%   Tape Value: x.xxxxx%   Variance: x.xxxxx%   Variance %: x.xxxxx%   Comment: Original stated rate is changed   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxMMMMMMMMMMMMMMMM   Tape Value: xxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: Payment history string is changed.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MMMMMMMMMMMMMMMMxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxx'   Variance:    Variance %:    Comment: Payment history is changed.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xxx   Tape Value: xxx-xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Purpose of Refinance Per Application Loan Value: Cash Out - Other Tape Value: Change in Rate/Term Variance: Variance %: Comment: Purpose of refinance per application is changed. Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Missing credit report (Lvl 2) "credit report is missing from the loan file" * Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required Affiliated business disclosure is missing."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
87607254	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,234.65	09/XX/2021	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$778.89	4.375%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	659	Not Applicable	49.460%	First	Short Form Policy	Not Applicable	$21,500.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2022 shows that the subject mortgage was originated on xx/XX/2016 and it was recorded on xx/XX/2016 in the amount of $xx in favor of MERS as nominee for xx.

The chain of assignment has been completed as the subject mortgage is with the lender, xx.

No active judgments/liens have been found against the borrower/subject property.

The annual combined taxes for 2021 have been paid in full in the amount of $1,234.65 on xx/XX/2021.

No prior year delinquent taxes have been found.	Review of updated payment history as of xx/XX/2022, the loan is currently in delinquency for +10 months and the next due for regular payment is xx/XX/2021. No evidences are available in updated xx that confirms when the last regular payment has been made. The UPB as of the date is in the amount of $xx.	xx:The loan is currently in foreclosure.
The loan is not modified since origination.
Review of updated payment history as of xx/XX/2022, the loan is currently in delinquency for +10 months and the next due for regular payment is xx/XX/2021. No evidences are available in updated xx that confirms when the last regular payment has been made. The UPB as of the date is in the amount of $xx.
The foreclosure proceedings were initiated on the loan by referring it to attorney on xx/XX/2022 and the complaint was filed on xx/XX/2022.
No evidences are available regarding bankruptcy filings.
No any information is available regarding damages or repairs. xx:The foreclosure proceedings were initiated on the loan by referring it to attorney on xx/XX/2022 and the complaint was filed on xx/XX/2022. No more evidences are available in the latest 24 months servicing comments regarding further foreclosure proceedings. xx:xx	Not Applicable	Missing DU/GUS/AUS Missing or error on the Rate Lock Origination Appraisal Transmittal (1008)	Field: Deferred Balance Amount Loan Value: Not Applicable Tape Value: $x.xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: xx.xxx%   Variance %: xx.xxxxx%   Comment: Collateral value used for underwriting: $xx. Amount of secondary lien: $x.xx. Loan amount: $xx. CLTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxmmmmmmmmmmmmmm   Tape Value: xxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: mmmmmmmmmmmmmmxxxxxxxxxx Tape Value: xxxxxxxxxxxxxxxxxxxxxxx' Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.460% as the borrower’s income is $2,246.00 and total expenses are in the amount of $1,110.87. AUS report is missing from the loan documents."	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 12/XX/2015 does not reflect points - loan discount fee. However, final CD dated 3/XX/016 reflects points - loan discount fee at $553.80. This is an increase in fee of $553.80 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."
* Missing Appraisal (Lvl 3)     "Appraisal is missing from the loan documents."
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "AUS is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock provided expired on 3/XX/2016 and the loan closed on 3/XX/2016. No lock extension found."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Final transmittal summary is missing from the loan documents."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
81608934	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,689.90	10/XX/2021	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$681.63	5.500%	360	xx	xx	Conventional	ARM	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	687	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx/XX/2022 shows the subject mortgage was originated on xx/XX/2005 which is held by “xx" in the amount of $xx and this was recorded on xx/XX/2005.
The chain of assignment is complete as the subject mortgage is currently assigned to “xx”.
There is active junior mortgage against subject property in the amount of $xx which is held by xx and this was recorded on xx/XX/2005.
The 1st, 2nd installment combined taxes for the year of 2021 have been paid in the total amount of $2,689.90.
No prior year’s delinquent taxes have been found.	The review of payment history shows as of xx/XX/2022 the borrower is 4 months delinquent with the loan and the next due date for the payment is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $948.07. The current P&I is $698.36 & PITI is $948.07. The stated current rate is 2.500%. The UPB amount is $xx and escrow advance balance is $xx.	xx:Current legal status of the loan is in foreclosure.

The review of payment history shows as of xx/XX/2022 the borrower is 4 months delinquent with the loan and the next due date for the payment i
s xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $948.07. The current P&I is $698.36 & PITI is $948.07. The stated current rate is 2.500%. The UPB amount is $xx and escrow advance balance is $2,496.92.
There is no post-origination bankruptcy record.
As per servicing comment dated xx/XX/2022, the foreclosure was initiated in the loan in 2022. Further details not provided. xx:As per servicing comment dated xx/XX/2022, the foreclosure was initiated in the loan in 2022. Further details not provided. xx:xx	Not Applicable	Field: Currently in Foreclosure? Loan Value: Yes Tape Value: No |---| |----| Comment: Currently foreclosure is changed. Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $x.xx   Variance:    Variance %:    Comment: Deferred balance amount is changed.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: xx.xxx%   Variance %: xx.xxxxx%   Comment: Original standard LTV is changed.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: x.xxxxx%   Tape Value: x.xxxxx%   Variance: x.xxxxx%   Variance %: x.xxxxx%   Comment: Original stated rate is changed.   Tape Source: Initial   Tape Type:
Field: Pay Change Frequency   Loan Value: xx Months   Tape Value:    Variance:    Variance %:    Comment: Pay changed frequency.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxMMMMMMMMMMMMMMM   Tape Value: xxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: Payment string is changed.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MMMMMMMMMMMMMMMxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxx'   Variance:    Variance %:    Comment: Payment history string reversed is changed.   Tape Source: Initial   Tape Type:
																																																																																				Field: Subsequent Rate Adjustment Frequency Loan Value: xx Months Tape Value: Variance: Variance %: Comment: Tape Source: Initial Tape Type:	1: Acceptable					Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
18028979	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,747.57	11/XX/2021	Not Applicable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$568.88	6.500%	120	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Unavailable	Not Applicable	23.575%	First	Short Form Policy	Not Applicable	Not Applicable	05/XX/2014	$31,467.97	Not Applicable	6.500%	$184.23	06/XX/2014	Financial Hardship	The review of the updated title report dated xx/XX/2022 shows that the subject mortgage was originated on xx/XX/2008 and it was recorded on xx/XX/2008 in the amount of $xx in favor of MERS as nominee for “xx”.
The chain of assignment is completed as the subject mortgage is with the lender US Bank trust national association as trustee for xx.
No active judgments/liens have been found in the updated title report against the borrower/subject property.
The first installment of county tax for 2020 has been paid off in the amount of $1,873.78 on xx/XX/2020 and 2nd installment of $1,873.79 has also been paid off on xx/XX/2020.	According to the latest payment history as of date xx/XX/2022, the borrower is currently performing. The last payment was received on xx/XX/2021 which was applied for xx/XX/2021 and the next duet date for the payment is xx/XX/2021. The P&I is in the amount of $184.23 and PITI is in the amount of $611.13. The UPB reflected as per the updated payment history is in the amount of $xx.	xx:According to the latest servicing comments, the loan is currently in foreclosure. The last payment was received on xx/XX/2021 which was applied for xx/XX/2021. The P&I is in the amount of $184.23 and PITI is $611.13. The next due date is xx/XX/2021. The UPB is in the amount of $xx.
The loan was modified on xx/XX/2014 with the new modified principal balance is $xx. The borrower promises to pay the P&I in the amount of $184.23 with an interest rate of 6.500% beginning from xx/XX/2014 till the maturity date of xx/XX/2054.
According to the collection comment the subject property has been occupied by the borrower.
The collection comment dated xx/XX/2021 the reason for default of the borrower is illness and reduction in income.
The recent servicing comment does not show any repairs and damages. The latest BPO is unavailable. xx:According to the servicing comment dated xx/XX/2022, the foreclosure has been initiated by referring to attorney on xx/XX/2022. xx:xx	The modification agreement was made between the borrower xx and lender xx on xx/XX/2014. The new modified principal balance is $xx. The borrower promises to pay the P&I in the amount of $184.23 with an interest rate of 6.500% beginning from 06/XX/2014 till the maturity date of 05/XX/2054. There is no deferred and forgiven amount.	HUD-1 Closing Statement	Field: Borrower Last Name Loan Value: xx Tape Value: xx |---| |----| Comment: Changes made because of Note. Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Changes made because of CC.   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $x.xx   Variance:    Variance %:    Comment: Changes made because of modification.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xx (Days)   Variance %:    Comment: Changes made because of Modifcation.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Changes made because of Appraisal.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxMMMMMMMMMMMMMM   Tape Value: xxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: Changes made because of PH.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MMMMMMMMMMMMMMxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxx'   Variance:    Variance %:    Comment: Changes made because of PH.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Cash Out - Other   Tape Value: Debt consolidation   Variance:    Variance %:    Comment: Changes made because of application.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-x Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: Changes made because of HUD-x. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "As per HUD document (xx), the first page is missing from loan files and two hundred section is not found."	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan failed the Alaska license validation test. ( AK HB 162 , AK State. §06.60.010) The Alaska Mortgage Lending Regulation Act (AMLRA), effective July 1, 2008, requires all mortgage lenders, mortgage brokers, and originators operating in Alaska to be licensed under the AMLRA. Mortgage lenders, brokers, and originators operating in Alaska prior to July 1, 2008 must be licensed under the AMLRA by March 1, 2009. The Alaska Mortgage Lending Regulation License and Exemption Letter are not available for loans with a closing date before July 1, 2008."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Compliance Ease risk indicator is moderate."
																																																																																								* TIL not hand dated (Lvl 2) "As per TIL document, it is not hand dated by borrower."		Moderate	Pass	Pass	No Result	Not Covered	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
32720528	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,353.13	05/XX/2021	Not Applicable	No	Other	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$668.63	7.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Unavailable	Not Applicable	61.170%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/1998 and recorded on xx/XX/1998 with the lender MERS as nominee for xx. for the amount of $xx.
The chain of assignment has been completed. Currently, the assignment is from xx recorded on xx/XX/2021.
There is state tax lien against the borrower in the favor of State of SC department of revenue for the amount of $656.13 recorded on xx/XX/2019.
There is civil judgment against the borrower in the favor of xx for the amount of $1,372.23 recorded on xx/XX/2012.
Combined annual taxes for the year of 2021 have been paid in the amount of $1,353.13 on xx/XX/2021.
No prior year delinquent taxes have been found.	According to latest payment history as of xx/XX/2022, the borrower is currently delinquent for 11 months and the next due date is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $651.02 which was applied for the due date xx/XX/2021. The unpaid principal balance is reflected in the amount of $xx. The current P&I is $651.02 and the interest rate is 4.500%.	xx:The loan is currently in the foreclosure and the next due date is xx/XX/2021. The last payment was received in the amount of $651.02 which was applied for the due date xx/XX/2021. The unpaid principal balance is reflected in the amount of $xx. The current P&I is $651.02 and the interest rate is 4.500%. The loan has been modified. As per the comment dated xx/XX/2021, the foreclosure was initiated in 2018. As per the comment dated xx/XX/2021, the foreclosure was placed on hold due to payment review. The borrower xx had bankruptcy under chapter 13 with the case# xx on xx/XX/2014. The debtor was dismissed on xx/XX/2018 and the case was terminated on xx/XX/2018. As per the comment dated xx/XX/2022, the subject property is owner occupied. As per the comment dated xx/XX/2022, the reason for default is curtailment of income. As per the comment dated xx/XX/2021, there is tax dispute. As per the comment dated xx/XX/2021, the subject property was damaged. The comment states the loss draft. However, we are unable to determine whether the repairs have been completed or not as latest servicing comments do not provide any information regarding the damages. xx:As per the comment dated xx/XX/2021, the foreclosure was initiated in 2018. As per the comment dated xx/XX/2021, the foreclosure was placed on hold due to payment review. xx:The borrower xx had bankruptcy under chapter 13 with the case# xx on xx/XX/2014. The POC was filed by creditor xx on xx/XX/2014 for the secured claim amount is $xx and arrearage amount is $xx. However, the POC deadline dated xx/XX/2014. The chapter 13 plan was filed on xx/XX/2014 and the plan was confirmed on xx/XX/2014. The modified plan was filed on xx/XX/2014 and the plan was confirmed on xx/XX/2015. The debtor has promised to pay to the trustee in the amount of $350.00 for 5 months and $420.00 for 55 months. The schedule D of xx shows that the amount of claim without deducting the value of the collateral is $xx and the value of the collateral is $xx. Therefore, the unsecured portion is $0.00. The order on MFR was filed on xx/XX/2016. The notice of mortgage payment change was filed on xx/XX/2018. The chapter 13 trustee’s final report was filed on xx/XX/2018. The debtor was dismissed on xx/XX/2018 and the case was terminated on xx/XX/2018.	This is conventional fixed rate mortgage with P&I of $668.63 with the rate of interest 7.00% and a maturity date of 1/XX/2029. The P&I as per payment history is the $651.02 and rate of interest is 4.500%, however, there is a reduction in P&I and rate of interest with respect to Note data which seems that there would be a possible modification.
As per tape data, the loan has been modified on xx/XX/2020.
However, the modification agreement is missing from the loan file.

Affiliated Business Disclosure Credit Report Mortgage Insurance Notice of Servicing Transfer	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Unavailable   Tape Value: $x.xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Unavailable   Tape Value: x/XX/xxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: Not Applicable   Tape Value: MGIC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: MI Coverage Amount   Loan Value: Not Applicable   Tape Value: xx.xxx%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: xx.xxx%   Variance %: xx.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: x.xxxxx%   Tape Value: x.xxxxx%   Variance: x.xxxxx%   Variance %: x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxMMM   Tape Value: xxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MMMxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxx'   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xxx    Tape Value: xxx    Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: Unavailable Tape Value: x/XX/xxxx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* GSE Points and Fees Test Violations (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* MI, FHA or MIC missing and required (Lvl 2)     "Mortgage insurance certification is missing from loan file. As per tape data, MI is required."
* Missing credit report (Lvl 2)     "credit report is missing from the loan file"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure at origination is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
81625542	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$6,107.60	03/XX/2022	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$928.52	7.500%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	501	Not Applicable	87.495%	First	Short Form Policy	Not Applicable	Not Applicable	11/XX/2014	$155,593.99	Not Applicable	7.500%	$1,023.92	11/XX/2014	Financial Hardship	As per the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2008 in the amount of $xx which was recorded on xx/XX/2008 by lender, xx.
The chain of assignment is complete as the current assignee is xx.
No active judgments or liens have been found.
The annual county taxes for the year 2021 are paid in the amount of $6107.60.	Payment history as of xx/XX/2022 shows that borrower is current with loan payments and next payment due date is xx/XX/2022. The last payment was made on xx/XX/2022 in the amount of $1732.37 for the due date xx/XX/2022. The current UPB is $xx, interest rate is 7.5% and P&I is $xx.	xx:According to servicing comments as of xx/XX/2022, the loan is performing and next payment due date is xx/XX/2022.
The last payment was made on xx/XX/2022 in the amount of $1732.37.
No comment stating Covid impact on borrower's income has been found in the available collection comments.
No FC action has been noted in the available comments.
No evidence of damage or repair has been found.
Borrower had filed chapter 13 bankruptcy on xx/XX/2011 with the case # xx and the plan was confirmed on xx/XX/2011. The case was discharged on xx/XX/2016. xx:xx:Borrower had filed chapter 13 bankruptcy on xx/XX/2011 with the case # xx and the plan was confirmed on xx/XX/2011. The case was discharged on xx/XX/2016.	The loan modification agreement was made on xx/XX/2014 between borrower, xx and xx.
As per agreement, the new principal balance $xx is to be paid at fixed rate of 7.5% and P&I of $1023.92 from 11/XX/2014 to new maturity date 10/XX/2054.
Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: N/A Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $x.xx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: xx (Days)   Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: N/A   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxmmmmmmmmmmmm   Tape Value: xxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: The payment history string is xxxxxxxxxxxxxxxxxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: mmmmmmmmmmmmxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxx'   Variance:    Variance %:    Comment: The payment history string is xxxxxxxxxxxxxxxxxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Lower rate or term   Tape Value: Debt consolidation   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-x Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: N/A Tape Source: Initial Tape Type:	3: Curable	* Lost Note Affidavit (Lvl 3) "Lost note affidavit found in the loan file at (xx) states that original note has been lost or misplaced. However, copy of note is available."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "CE report is Moderate due to -
TILA Finance Charge Test.
TILA Foreclosure Rescission Finance Charge Test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.( 12 CFR §1026.38(o)(2) )
The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate because it is understated by more than $100."
																																																																																								* ROR Transaction date not consistent with Note and/or HUD (Lvl 2) "Considered the date as per provided in the documents."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
17641955	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,127.79	03/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$796.31	3.750%	180	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	778	Not Applicable	28.992%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2022 shows that the subject mortgage was originated on xx/XX/2020 and was recorded on xx/XX/2020 with instrument# xx in the amount of $xx in favor of xx.

The chain of assignment has been completed. Currently, the assignment is with xx, as xx which is recorded on xx/XX/2021.

No active judgments/liens have been found in the updated title report against the borrower/subject property.

Combined annual taxes of 2021 are paid off in the amount of $1,127.79 on xx/XX/2021.

No prior year delinquent taxes have been found in the updated title report.	Review of the payment history dated as of xx/XX/2022 reveals that the loan is performing. The last payment was received in the amount of $888.82 on xx/XX/2022. The next due date is xx/XX/2022. Current UPB as of date reflects in the provided payment history is in the amount of $xx and current interest rate as per payment history is 3.750%.	xx:Currently, the loan is performing.

Review of the payment history dated as of xx/XX/2022 reveals that the loan is performing. The last payment was received in the amount of $888.82 on xx/XX/2022. The next due date is xx/XX/2022. Current UPB as of date reflects in the provided payment history is in the amount of $xx and current interest rate as per payment history is 3.750%.

No more evidences are available in the latest servicing comments regarding further foreclosure proceedings.

No evidences are available in the latest servicing comments regarding bankruptcy. xx:xx:xx	Not Applicable	Field: Deferred Balance Amount Loan Value: Not Applicable Tape Value: $x.xx |---| |----| Comment: N/A Tape Source: Initial Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral Value used for Underwriting: $xxx.xxx.xx. Loan Amount: $xx. LTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxx'   Variance:    Variance %:    Comment: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Source: Initial   Tape Type:
																																																																																				Field: Sales Price (HUD-x Line xxx) Loan Value: Not Applicable Tape Value: $xxxxxx.xx Variance: Variance %: Comment: FInal CD reflects sales price as $xx Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows state non compliant and state high cost. Our CE results are not failing any federal or state high costs. Elevated for client review."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
35033104	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,947.93	03/XX/2022	zz	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$887.94	6.250%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	31.360%	First	Final policy	Not Applicable	Not Applicable	02/XX/2017	$129,956.68	$2,676.60	3.000%	$455.64	02/XX/2017	Financial Hardship	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2004 in the favor of MERS as nominee for xx in the loan amount of $xx and which was recorded on xx/XX/2004 with instrument#xx.
The chain of mortgage assignment has been completed. Currently, the mortgage assignment is with xx which was recorded on xx/XX/2020.
There are 2 medical liens first in the amount of $1006.10 which was recorded on xx/XX/2016 in the favor of xx and the other which was recorded on xx/XX/2020 in the amount of $1821.05 in the favor of xx / xx.
Annual combined taxes for 2021 have been paid in the amount of $2,947.93 on xx/XX/2021.
No prior year delinquent taxes have been found.	According to a review of the payment history as of xx/XX/2022, the borrower is currently delinquent for 10 months and the next due date is xx/XX/2021. The last payment was received on xx/XX/2022 in the amount of $697.94 which was applied for xx/XX/2021. The UPB is in the amount of $xx. The current P&I is $455.64 and PITI is $697.94.	xx:The loan is currently in bankruptcy and the next due date is xx/XX/2021. The last payment was received on xx/XX/2022 in the amount of is $697.94 which was applied for xx/XX/2021. As per the comments, the foreclosure was initiated on xx/XX/2018. The complaint was filed on xx/XX/2018. The service was completed on xx/XX/2018. The judgment was entered on xx/XX/2018. The borrowers xx had filed for bankruptcy on xx/XX/2019 and FC was placed on hold.
As per the comment dated xx/XX/2022, the RFD is curtailment of income.
Unable to determine the cause is due to covid. xx:As per the comments, the foreclosure was initiated on xx/XX/2018. The complaint was filed on xx/XX/2018. The service was completed on xx/XX/2018. The judgment was entered on xx/XX/2018. The borrowers xx had filed for bankruptcy on xx/XX/2019 and FC was placed on hold. xx:According to the PACER, the borrowers xx had filed for bankruptcy under chapter-13 with case#xx on xx/XX/2019. According to Schedule D of Voluntary petition dated xx/XX/2019, the amount of claim is $xx and the value of the collateral is $xx. Hence, the unsecured claim is in the amount of $1602.00. The POC was filed on xx/XX/2019 with its secured amount as $xx and its arrearage amount of xx. The plan was confirmed on xx/XX/2021. The last filing date is xx/XX/2021. As per the chapter 13 filed on xx/XX/2019, the debtor shall pay the trustee the trustee the amount of $525 per month for 60 months.	The modification was made between the borrower "xx " and lender xx on xx/XX/2017. The new principal balance is $xx. The borrower promises to pay the P&I in the amount of $455.64 with an interest rate of 3.000%, beginning from 02/XX/2017. The maturity date is 01/XX/2057. If the borrower makes 3 payments timely beginning from 1/XX/2017, the lender agrees to forgive the amount of $2,676.60 of deferred balance.	Credit Report Mortgage Insurance	Field: Borrower #x Last Name Loan Value: xx Tape Value: J |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: As per the comments, the foreclosure was initiated on xx/XX/xxxx. The complaint was filed on xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: xx.xxx%   Variance %: xx.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: x.xxxxx%   Tape Value: x.xxxxx%   Variance: x.xxxxx%   Variance %: x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: As per the payment history, the string is xxxxxxxxxxxxxxxxxxxxxxxx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx Tape Value: xxxxxxxxxxxxxxxxxxxxxxx' Variance: Variance %: Comment: As per the payment history, the string reversed is xxxxxxxxxxxxxxxxxxxxxxxx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* GSE Points and Fees Test Violations (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.
GSE (FANNIE Mae public guidelines) Seller Paid Points and Fees Exception Test fail.
GSE (Freddie Mac public guidelines) Seller Paid Points and Fees Exception Test fail."
* MI, FHA or MIC missing and required (Lvl 2)     "MI, FHA or MIC is missing from loan file."
																																																																																								* Missing credit report (Lvl 2) "credit report is missing from the loan file"		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
1683762	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$888.89	$777.51	08/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$560.40	6.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Secondary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2007 with the lender xx. for the amount of $xx which was recorded on xx/XX/2007.
Chain of assignment has been completed. Last assignment is with the “xx”.
There is one credit card judgment against the borrower in the favor of xx for the amount of $4555.11 which was recorded on xx/XX/2015. xx taxes for the 2020 have been paid in in the amount of $ 1,003.59. xx taxes for the 2021 are delinquent in in the amount of $888.89 which was due on xx/XX/2022 and they are good through till xx/XX/2022.	According to the payment history as of xx/XX/2022, the borrower is delinquent from 08 months and the next due date is xx/XX/2021. Last payment was received on xx/XX/2021 in the amount of $593.55 with an interest rate of 6.00%. The new UPB is reflected in the amount of $xx.	xx:The loan is in the collection.
According to the payment history as of xx/XX/2022, the borrower is delinquent from 08 months and the next due date is xx/XX/2021. Last payment was received on xx/XX/2021 in the amount of $593.55 with an interest rate of 6.00%. The new UPB is reflected in the amount of $xx.
As per the comment dated xx/XX/2022, the hardship reason is reduced income.
The loan has been modified on xx/XX/2019.
No foreclosure activity has been found.
No bankruptcy details have been found.
Subject property occupancy is unable to be determined. No damage and repairs have been found. xx:xx:xx	This is a conventional fixed rate mortgage with P&I of $560.40 with the rate of interest 6.250% and a maturity date of 4/XX/2037. The P&I as per payment history is the $593.55 and rate of interest is 6.00%, however, there is a reduction in P&I and rate of interest with respect to Note data which seems that there would be a possible loan modification but an executed copy of such loan modification agreement is missing from the loan file. The tape is also providing the information regarding the latest modification which was made on 12/XX/2019.	Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure Notice of Servicing Transfer	Field: Current Servicer (Enumerated) Loan Value: * Other / Not In List * Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $x.xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Unavailable   Tape Value: xx/XX/xxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: xx.xxx%   Variance %: xx.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: x.xxxxx%   Tape Value: x.xxxxx%   Variance: x.xxxxx%   Variance %: x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxx'   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx  Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: Unavailable Tape Value: xx/XX/xxxx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer documents is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business form documents is missing from the loan file."
																																																																																								* TIL not hand dated (Lvl 2) "Truth in lending is not hand dated."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
12833425	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,940.36	10/XX/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	$2,418.75	$3,805.11	6.750%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	41.502%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Review of updated title report dated xx/XX/2022 shows that the subject mortgage was originated on xx/XX/2006 and recorded on xx/XX/2006 for the amount $xx held by xx.

The chain of assignment is complete. The last assignment is with “xx”.

There are two junior mortgages active against the property. First was in the amount of $xx held by “xx of the County of xx” and recorded on xx/XX/2016. Second was in the amount of $xx held by “xx” and recorded on xx/XX/2017.

There are multiple IRS, state tax liens & judgments available in UT. However, the name of the defendant is inconsistent with the borrower’s name & also SSN# does not matches with the borrower’s SSN#. Hence, all these are not considered.

2nd half county taxes of 2021/2022 have been due for xx/XX/2022 in the amount of $1,970.18.

No delinquent taxes have been found for the prior year.	Review of payment history as of xx/XX/2022 shows that the borrower is 11 months delinquent with the loan. The next due date is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $2,411.93 with interest rate 6.750% which was applied for the due date xx/XX/2021. The current UPB as of the date is $xx.	xx:The current status of the loan is collection.
Review of payment history as of xx/XX/2022 shows that the borrower is 11 months delinquent with the loan. The next due date is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $2,411.93 with interest rate 6.750% which was applied for the due date xx/XX/2021. The current UPB as of the date is $xx.
No foreclosure evidence has been found.
As per collection comment dated xx/XX/2021, the borrower’s income is impacted by Covid-19. The servicer provided FB plan which ran from xx/XX/2020 to xx/XX/2021.
According to the collection comments, the subject property is owner occupied and in good condition. No damage or repairs have been found. xx:xx:As per the PACER records, the borrower xx had filed bankruptcy under chapter 7 with the case# xx on xx/XX/2011. The schedule D in voluntary petition shows the secured claim in the amount of $xx and the value of collateral which supports the claim is $xx. So, the unsecured amount is $xx. The case was discharged on xx/XX/2011 and fully terminated on xx/XX/2011.	This is conventional fixed rate mortgage originated with P&I of $3,805.11 and interest rate 6.75% with maturity date 10/XX/2036. As per payment history, the current P&I is $2,411.93 & interest rate is 6.75%. So, there is decrease in P&I with respect to note data which seems that there would be a possibility of loan modification. Seller’s tape data shows loan was modified on 9/XX/2010. However, as per collection comment dated 7/XX/2021, the loan was recently modified on xx/XX/2021 and the new UPB is $xx.4. However, the modification is missing from the loan file.	Credit Report	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Unavailable   Tape Value: x/XX/xxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Only Expiration Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: -xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxmmmxmmm   Tape Value: xxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: mmmxmmmxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxx'   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-x Line xxx)   Loan Value: Not Applicable   Tape Value: $xxxxxx.xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: Unavailable Tape Value: xx/XX/xxxx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Not all borrowers signed HUD (Lvl 3) "The final HUD-1 is not signed by the borrower."	* Missing credit report (Lvl 2) "Credit report missing from the loan file."
* ROR Transaction date not consistent with Note and/or HUD (Lvl 2)     "The transaction date is mentioned in the ROR/NRTC as 09/XX/2006 which is not consistent with the note date (09/XX/2006)."
																																																																																								* Settlement date is different from note date (Lvl 2) "The settlement date is mentioned in the final HUD-1 as 09/XX/2006 but the original note date is 09/XX/2006."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
32328361	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$659.21	03/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$464.59	3.375%	240	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	Not Applicable	xx	Primary	Yes	Yes	No	800	Not Applicable	34.168%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2022 shows that the subject mortgage was originated on xx/XX/2020 and it was recorded on xx/XX/2020 in the amount of $xx in favor of MERS as nominee for “xx”
No active judgments/liens have been found in the updated title report against the borrower/subject property.
1st,2nd,3rd &4th installments of county taxes for 2022 have been paid in full in the total amount of $659.21 on different dates.	Review of updated payment history as of xx/XX/2022, the loan is currently performing. The last regular payment xx was made on xx/XX/2022 in the amount of $518.56 for the due date of xx/XX/2022. The UPB as of the date is in the amount $xx.	xx:Review of updated payment history as of xx/XX/2022, the loan is currently performing. The last regular payment xx was made on xx/XX/2022 in the amount of $518.56 for the due date of xx/XX/2022. The UPB as of the date is in the amount $xx.
No evidences have been found regarding the foreclosure & bankruptcy process.
No evidences have been found regarding the occupancy & property condition. xx:xx:xx	Not Applicable	Affiliated Business Disclosure Initial 1003_Application Initial Escrow Acct Disclosure Origination Appraisal	Field: Current Servicer (Enumerated) Loan Value: * Other / Not In List * Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $x.xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: x/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: -xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: LTV is xx.xx%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxx'   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-x Line xxx)   Loan Value: Not Applicable   Tape Value: $xxxxxx.xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx Variance: -xx (Days) Variance %: Comment: Maturity date as xx/XX/xxxx. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan fails Compliance Ease delivery and timing test for Initial closing disclosure dated 07/XX/2020. Document tracker is missing and 3 business days were added to get receipt date 7/XX/2020 which is less than 3 business days from the consummation date 07/XX/2020."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure is not hand signed by borrower."
* Intent to Proceed Missing  (Lvl 3)     "Intent to proceed is missing from the loan documents."
* Missing Appraisal (Lvl 3)     "Appraisal report is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 3)     "Initial application is missing from the loan documents."
																																																																																							* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "Affiliate business disclosure is missing from the loan documents."			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
85511174	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,015.60	03/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,177.15	3.000%	480	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	676	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	03/XX/2016	$229,276.96	$31,516.29	3.750%	$771.77	03/XX/2016	Financial Hardship	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2007 xx In the amount of $xx which was recorded on xx/XX/2007.
The chain of assignment has been completed. Currently assignment is with xx. recorded on xx/XX/2022.
No active liens and judgments have been found.
The utilities 1st & 2nd installment taxes of 2022 are due in the amount of $88.20 which was recorded on xx/XX/2022 & xx/XX/2022 and no delinquent taxes have been found for the prior year.
No active judgment or lien found.	According to the payment history as of xx/XX/2022, the borrower is current with the loan. The last payment received on xx/XX/2022, the payment applied date was xx/XX/2022 and the next due date for payment is xx/XX/2022. The P&I is in the amount of $695.75 and PITI is in the amount of $1,092.75. The UPB reflected as per the payment history is in the amount of $xx.	xx:The loan is performing. According to the payment history as of xx/XX/2022, the borrower is current with the loan. The last payment received on xx/XX/2022, the payment applied date was xx/XX/2022 and the next due date for payment is xx/XX/2022. The P&I is in the amount of $695.75 and PITI is in the amount of $1,092.75. The UPB reflected as per the payment history is in the amount of $xx.
As per the comment dated xx/XX/2021, the reason for default is excessive obligations. The subject property is occupied by the owner. No comments have been found for damage or repairs. xx:xx:xx	The modification agreement was made between the borrowers xx and lender xx. on xx/XX/2016. The new modified principal balance is $xx. The borrower promises to pay the P&I in the amount do $771.77 with an interest rate of 3.750% beginning from 3/XX/2016 till the maturity date 2/XX/2056. There is an deferred amount $xx and there is no forgiven amount.	Notice of Servicing Transfer Right of Rescission	Field: Borrower Last Name Loan Value: xx Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step x Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xxxx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: x.xxx%   Tape Value: x.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxmmmmmmmmmmmmmm   Tape Value: xxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: mmmmmmmmmmmmmmxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxx'   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Cash Out - Other   Tape Value: Debt consolidation   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-x Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "ComplianceEase Risk Indicator is "Moderate""
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA right of rescission test.
ROR is missing from the loan file."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     ""The notice of servicing transfer disclosure is missing from the loan file.""
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) ""ROR document is missing from the loan file.""		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
1683298	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	XX	$0.00	$5,191.60	03/XX/2022	zz	No	Unavailable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	$799.10	4.875%	360	xx	xx	Conventional	ARM	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	No	No	711	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx/XX/2022 shows subject mortgage was originated on xx/XX/2004 in the amount of $xx with xx., and it was recorded on xx/XX/2005.

The chain of assignment has been completed. The loan is currently assigned with xx., as trustee for xx.

There is claim of lien xx with xx recorded on xx/XX/2022 in the amount of $1,916.00

First half county taxes of 2021 have been paid off in the amount of $2,595.80 on xx/XX/2021.
Second half county taxes of 2021 have been paid off in the amount of $2,595.80 on xx/XX/2021.

As per updated title report, no prior year taxes are delinquent.	The review of updated payment history as of xx/XX/2022, the subject loan is currently delinquent for 2 months and the next due date of payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $1,327.35 which applied for xx/XX/2022. The current P&I is $652.61 with an interest rate of 2.875%. The UPB as of the date is mentioned in the updated payment history is in the amount of $xx.	xx:The review of the collection comment shows that the loan is in foreclosure. The debtor xx had filed for bankruptcy under 7 with the case# xx on xx/XX/2010 and the case was discharged on xx/XX/2010 and terminated on xx/XX/2010.

The review of updated payment history as of xx/XX/2022, the subject loan is currently delinquent for 2 months and the next due date of payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $1,327.35 which applied for xx/XX/2022. The current P&I is $652.61 with an interest rate of 2.875%. The UPB as of the date is mentioned in the updated payment history is in the amount of $xx.

Available servicing comment and documents in file reveals that loan is in foreclosure since 2019. The foreclosure complaint was filed xx/XX/2019 with case # 19-CH-xx and the lis pendens was filed on xx/XX/2019. However, further details are not available.
The skip tract has been performed.
																																																																																	The property is owner occupied and is in average condition. Information regarding the damage and repair is not available in the latest servicing comments. xx:Available servicing comment and documents in file reveals that loan is in foreclosure since 2019. The foreclosure complaint was filed xx/XX/2019 with case # 19-CH-xx and the lis pendens was filed on xx/XX/2019. However, further details are not available. xx:According to the PACER, the debtor xx had filed for bankruptcy under 7 with the case# xx on xx/XX/2010 and the case was discharged on xx/XX/2010 and terminated on xx/XX/2010. The reaffirmation agreement was filed on xx/XX/2010 located at #Doc-12 with the total amount of debt is 8,199.15. The debtors agree to repay the reaffirmation amount in 60 monthly installments of $167.86 each. There is 7.99% annual percentage rate of interest has been charged on the reaffirmation monthly payments.	Not Applicable	Affiliated Business Disclosure	Field: Purpose of Transaction per HUD-x Loan Value: Cash Out Tape Value: Refinance |---| |----| Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure are missing from loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
22522906	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$7,532.60	03/XX/2022	zz	No	Bankruptcy Filing	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$756.72	6.250%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	26.342%	First	Final policy	Not Applicable	Not Applicable	10/XX/2017	$162,940.68	Not Applicable	4.000%	$543.14	11/XX/2017	Financial Hardship	Review of updated title report dated xx/XX/2022 shows the subject mortgage was originated on xx/XX/1993 which is held by “xx"in the amount of $xx and this was recorded on xx/XX/1993.

The chain of assignment is complete as the subject mortgage is currently assigned to “xx”.

There are active civil judgments against the borrower xx in the combined amount of $xx in favor of multiple plaintiff which was recorded from xx/XX/2013 to xx/XX/2021.

There is active junior mortgage against subject property in the amount of $6,500.00 which is held by xx and this was recorded on xx/XX/1999.

The annual combined taxes for the year of 2021 have been paid in the amount of $7,532.60.

No prior year’s delinquent taxes have been found.	The review of payment history shows as of xx/XX/2022 the borrower is 0 months delinquent with the loan and the next due date for the payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $1,337.22. The current P&I is $543.14 & PITI is $1,337.22. The stated current rate is 4.000%. The UPB amount is $xx and escrow advance balance is $1,330.58.	xx:Current legal status of loan is in collections.

The review of payment history shows as of xx/XX/2022 the borrower is 0 months delinquent with the loan and the next due date for the payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $1,337.22. The current P&I is $543.14 & PITI is $1,337.22. The stated current rate is 4.000%. The UPB amount is $xx and escrow advance balance is $1,330.58.

The borrower had filed the bankruptcy on xx/XX/2021 under chapter 13 with case number xx and debtor dismissed on xx/XX/2021. The debtor terminated on xx/XX/2021. Further details not found.

As per collection comments dated xx/XX/2021, foreclosure was initiated and property was sold to  3rd party which has a sale date on xx/XX/2021. As per the collection comment dated xx/XX/2021, foreclosure is on hold due to bankruptcy filing. Further details were not found.

As per collection comment dated xx/XX/2022 and xx/XX/2021, there is litigation issue for this loan. The issue type is xx. This is a litigated matter and have settled with the 3rd party purchaser. The borrower has sent fay rein the loan in exchange to rescind the foreclosure sale and return the funds back to the 3rd party. As per collection comment dated xx/XX/2022, borrower stated he got the loan reinstated. xx:As per collection comments dated xx/XX/2021, foreclosure was initiated and property was sold to  3rd party which has a sale date on xx/XX/2021. As per the collection comment dated xx/XX/2021, foreclosure is on hold due to bankruptcy filing. Further details were not found. xx:The borrower had filed the bankruptcy on xx/XX/2021 under chapter 13 with case number xx and debtor dismissed on xx/XX/2021. The debtor terminated on xx/XX/2021.
Further details not found.	The loan was modified between the borrowers xx and xx and the lender is xx., on xx/XX/2017.The new modified principal balance is $xx and the borrower has promised to pay the monthly interest only payment in the amount of $543.14 with the rate of interest of 4.000% for 60 months. The payment began on 11/XX/2017 and is to end with the stated maturity date of 10/XX/2057. The interest bearing amount is $xx and the deferred amount is $0.00. The total capitalized amount is $xx.
Modification Amortization type is step modification.	Affiliated Business Disclosure Credit Report Final Truth in Lending Discl. Notice of Servicing Transfer	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: As per tape discrepancies, there is no bankruptcy however bankruptcy is available in pacer . Tape Source: Initial Tape Type:
Field: Borrower #x Middle Name   Loan Value: xx   Tape Value: K   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: As per tape discrepancies, there is no foreclosure however foreclosure is available in collection.   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $xxxx.xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: -xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Only Expiration Date   Loan Value: Not Applicable   Tape Value: xx/XX/xxxx   Variance:    Variance %:    Comment: As per tape discrepancies, interest only expiration date is xx/XX/xxxx however   Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: As per tape discrepancies, loan amortization type is fixed however as per modification loan amortization type is step.   Tape Source: Initial   Tape Type:
Field: Mod Step x Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step x Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step x Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step x Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: xx.xxx%   Variance %: xx.xxxxx%   Comment: As per tape discrepancies, original standard LTV is xx.xxx% however original standard LTV is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: x.xxxxx%   Tape Value: x.xxxxx%   Variance: x.xxxxx%   Variance %: x.xxxxx%   Comment: As per tape discrepancies, original stated rate is x.xx% however original stated rate is x.xxxx%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxx'   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-x Line xxx) Loan Value: Not Applicable Tape Value: $xxxxxx.xx Variance: Variance %: Comment: As per tape discrepancies, sale price is $xx however as per HUD-x and loan application this loan is Refinance. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Final TIL Missing or Not Executed (Lvl 2) "Final TIL is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing in loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer missing from loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from loan file."
																																																																																								* Settlement date is different from note date (Lvl 2) "As per HUD-1, settlement date is different from note date."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
17993816	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	Unavailable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$541.70	6.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	645	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	10/XX/2014	$73,383.61	$12,295.65	2.000%	$184.99	11/XX/2014	Financial Hardship	The review of the updated title report dated xx/XX/2022 shows that the subject mortgage was originated on xx/XX/2003 and was recorded on xx/XX/2003 in the amount of $xx, with xx, recorded with the Instrument#xx.

The chain of assignment has been completed. The last assignment is with US xx as Trustee for xx.

No active liens and judgments have been found against borrower and property.

There are no prior year real estate delinquent taxes.	According to the payment history tape as of xx/XX/2022, the borrower is delinquent for 8 months. Unable to determine the last payment received date. The next due date for payment is xx/XX/2021. The P&I is in the amount of $246.50 and PITI is in the amount of $646.93. The UPB reflected as per the payment history is in the amount of $xx.	xx:The current status of the loan is foreclosure.
According to the payment history as of xx/XX/2022, the borrower is delinquent for 8 months. Unable to determine the last payment received date.  The next due date for payment is xx/XX/2021. The P&I is in the amount of $246.50 and PITI is in the amount of $646.93. The UPB reflected as per the payment history is in the amount of $xx.
As per comment dated xx/XX/2022, the borrower is sick due to covid-19. The servicer provided FB which is started from xx/XX/2021 to xx/XX/2021.
The subject property is owner occupied.
No evidence of damage or repairs has been found. xx:As per comment dated xx/XX/2022, the foreclosure was initiated in 2021. The file was referred to attorney completed on xx/XX/2022. No further details have been found. xx:xx	The modification was made between the borrower "xx ” and lender xx. The new principal balance is $xx. The Borrower promises to pay the P&I in the amount of $184.99 with an interest rate of 2.000%. Beginning from 11/XX/2014 till the maturity date of 10/XX/2054. There is a deferred amount $xx. Modification contains 4 steps .Currently borrower making payment as per 3rd step.	Affiliated Business Disclosure Notice of Servicing Transfer	Field: Deferred Balance Amount Loan Value: $xxxxx.xx Tape Value: xx |---| $-xxx.xx |----| -x.xxxxx% Comment: updated as per review. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: -xx (Days)   Variance %:    Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step x Date   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: -xxxx (Days)   Variance %:    Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: Mod Step x Rate   Loan Value: x.xxx%   Tape Value: x.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: xx.xxx%   Variance %: xx.xxxxx%   Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: x.xxxxx%   Tape Value: x.xxxxx%   Variance: x.xxxxx%   Variance %: x.xxxxx%   Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxmmmmmmmmmmmmmm   Tape Value: xxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: mmmmmmmmmmmmmmxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxx'   Variance:    Variance %:    Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: updated as per review. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "ComplianceEase Risk Indicator is "Elevated". due to GSE (Fannie Mae public guidelines) Seller Paid Points and Fees Exception Test, GSE (Freddie Mac public guidelines) Seller Paid Points and Fees Exception Test Fail."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		Elevated	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
6352221	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	XX	$0.00	$7,528.84	Unavailable	Not Applicable	No	Not Applicable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	$1,244.89	5.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	06/XX/2016	$183,841.87	Not Applicable	3.875%	$754.12	07/XX/2016	Financial Hardship	As per the review of the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2003 which recorded on xx/XX/2003 in the amount of $xx with xx.
The chain of assignment has been completed. Currently, the mortgage is with xx which recorded on xx/XX/2022.
Active liens and judgments against the borrower/property:
There are 2 HOA liens on the subject property. First was recorded on xx/XX/2005 in the amount of $990.92 and the second was recorded on xx/XX/2020  in the amount of $969.47 in favor of xx.
State tax lien against the borrower recorded on xx/XX/2019 in the amount of $1,964.47 in favor of xx of Revenue.
No delinquent taxes have been found.	According to the payment history as of xx/XX/2022, the borrower is delinquent for 8 months. The date of last payment is unavailable. The next due date for payment is xx/XX/2021. The P&I is in the amount of $754.12 and PITI is in the amount of $1,537.71. The UPB reflected as per the payment history is in the amount of $xx.	xx:The loan is currently is in foreclosure. According to the payment history as of xx/XX/2022, the borrower is delinquent for 9 months. The date of last payment is unavailable. The next due date for payment is xx/XX/2021. The P&I is in the amount of $754.12 and PITI is in the amount of $1,537.71. The UPB reflected as per the payment history is in the amount of $xx.
The reason for default is unavailable.
Unable to determine the current occupancy and condition of the subject property. xx:As per the comment dated xx/XX/2022, the foreclosure file was referred to an attorney on xx/XX/2022. As per the comment dated xx/XX/2022, the user has re-projected the step complaint filed to xx/XX/2022. The foreclosure status is active. xx:According to the PACER, the borrower had filed bankruptcy under chapter-7 with the case# xx on xx/XX/2004. The schedule D of voluntary petition shows claim in the amount of $xx and the value of collateral is $xx. The unsecured amount is $xx. There is no comment indicating a cramdown. The bankruptcy case was discharged on xx/XX/2004 and terminated on xx/XX/2004.	The loan modification agreement was made on xx/XX/2016 with the new principal balance is in the amount of $xx and the borrower promise to pay the new P&I $754.12 with the interest rate of 3.875% beginning from 7/XX/2016 till the maturity date of 6/XX/2056. The interest bearing amount is $xx.	Credit Report	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: According to the PACER, the borrower had filed bankruptcy under chapter-x with the case#xx on x/XX/xxxx. Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $x.xx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xx (Days)   Variance %:    Comment: x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: xx.xxx%   Variance %: xx.xxxxx%   Comment: xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: x.xxxxx%   Tape Value: x.xxxxx%   Variance: x.xxxxx%   Variance %: x.xxxxx%   Comment: x.xx%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxMMMMMMMMMMMMMM   Tape Value: xxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: Payment history string is xxxxxxMMMMMMMMMMMMMMMMMM.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MMMMMMMMMMMMMMxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxx'   Variance:    Variance %:    Comment: Payment history string reversed is xxxxxxMMMMMMMMMMMMMMMMMM.   Tape Source: Initial   Tape Type:
																																																																																				Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: PUD. Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Missing credit report (Lvl 2) "Credit report is missing from the given loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
14028469	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,243.02	03/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,018.05	3.990%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	651	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	02/XX/2016	$208,678.20	Not Applicable	4.000%	$872.15	03/XX/2016	Financial Hardship	According to updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2013 with xx this was recorded on xx/XX/2013. The chain of assignment has been completed. Currently, the mortgage assignment is with xx. There is one credit card judgment found on the subject borrower this was recorded on xx/XX/2011, the amount of lien is not available in title report.	The payment history dated xx/XX/2022 shows that the loan is in performing and next payment due date is xx/XX/2022. The last payment was received in the amount of $872.15 which was applied for the due date of xx/XX/2022. The current UPB is in the amount of $xx.	xx:Currently the loan is in performing.
The payment history dated xx/XX/2022 shows that the loan is in performing and next payment due date is xx/XX/2022. The last payment was received in the amount of $872.15 which was applied for the due date of xx/XX/2022. The current UPB is in the amount of $xx.
The loan modification agreement was made on xx/XX/2016 with a new principal balance of $xx with fixed rate of 4.00%. The borrower promised to pay monthly P&I payment in the amount of $872.15 beginning on xx/XX/2016 till the maturity date of xx/XX/2056.
As per collection comment the subject property is occupied by owner and is in good condition. There are no comments regarding the damages and repairs. xx:xx:xx	The loan modification agreement was made on xx/XX/2016 with a new principal balance of $xx with fixed rate of 4.00%. The borrower promised to pay monthly P&I payment in the amount of $872.15 beginning on 03/XX/2016 till the maturity date of 01/XX/2056.	Affiliated Business Disclosure Good Faith Estimate Notice of Servicing Transfer Origination Appraisal	Field: MI Coverage Amount Loan Value: Not Applicable Tape Value: xx.xxx% |---| |----| Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Good Faith Estimate missing or unexecuted (Lvl 2) "Good faith estimate is missing from the given loan file."
* Initial Good Faith Estimate is Missing (Lvl 2)     "Initial good faith estimate is missing from the given loan file."
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "Initial truth in lending is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal is missing from the given loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from the given loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required affiliated business disclosure missing from the given loan file."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
74987710	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$6,764.99	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,786.90	4.625%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	666	Not Applicable	25.742%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2020 and recorded on xx/XX/2020 with the lender MERS as nominee for xx. for the amount of xx.
The chain of assignment has been completed. Currently, the assignment is with xx.

No active liens and judgments have been found against the borrower and subject property.
Town annual taxes of 2022 have been paid in the amount of $5,168.7.
No, any prior year delinquent taxes have been found.	According to latest payment history as of xx/XX/2022, the borrower is making regular payments and the next due date of regular payment is xx/XX/2022. Unable to determine the last payment received date. The unpaid principal balance reflected is in the amount of $xx. The current rate of interest is 4.625% and P&I is $1,786.90.	xx:The loan is performing.

According to latest payment history as of xx/XX/2022, the borrower is making regular payments and the next due date of regular payment is xx/XX/2022. Unable to determine the last payment received date. The unpaid principal balance reflected is in the amount of $xx. The current rate of interest is 4.625% and P&I is $1,786.90.

Bankruptcy was not filed.

No information has been found regarding the foreclosure.

The subject property has been occupied by the owner. No damages or repairs have been found. xx:xx:xx	Not Applicable	Hazard Insurance Initial 1003_Application Initial Escrow Acct Disclosure Missing or error on the Rate Lock Origination Appraisal	Field: Current Servicer (Enumerated) Loan Value: * Other / Not In List * Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $x.xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Update as per xxxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: mxxxxxxxxxxxxxxxxxMM   Tape Value: xxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: MMxxxxxxxxxxxxxxxxxm Tape Value: xxxxxxxxxxxxxxxxxxxxxxx' Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase 0% tolerance test and charges that in total cannot increase more than 10% tolerance test due to loan failed initial LE estimate delivery and timing test. Initial LE dated 2/XX/2020 delivered on 2/XX/2020 which is more than 3 business days from initial application date 2/XX/2020.

Initial loan estimate is dated 2/XX/2020 and electronically signed on 2/XX/2020 which is greater than 3 days. Unable to determine delivery date due to missing doc tracker. TRID is failing for timing of initial LE."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure signed by borrower is missing from loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows loan fails state non compliant/ state high cost. Our CE result has passed state high costs test. Elevated for client review."
* Missing Appraisal (Lvl 3)     "Subject loan closed with an appraisal. However, appraisal report is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 3)     "Initial application is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Missing proof of hazard insurance (Lvl 2) "Hazard insurance policy is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
45990326	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,383.06	03/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,762.50	4.125%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	724	725	40.725%	First	Final policy	Not Applicable	$150,000.00	02/XX/2007	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2022 shows that the subject mortgage was originated on xx/XX/2014 and it was recorded on xx/XX/2014 in the amount of $xx in favor of MERS as nominee for xx.

No single assignment of mortgage is available in the updated title report.

There is an active prior Mortgage available in the updated title report in the amount of $ 150,000.00 in favor of xx. and it was recorded on xx/XX/2005. However, lien position of this mortgage is changed to lower due to subordination agreement.

There is an active state tax lien available against borrower in the amount of $ 2,299.05 in favor of xx and it was recorded on xx/XX/2019.

The 1st installment of annual county taxes for the year 2021-2022 has been paid in the amount of $3,191.53 on xx/XX/2021.
The 2nd installment of annual county taxes has been due in the amount of $3,191.53 for the year 2021.	Review of updated payment history as of xx/XX/2022, the loan is currently in delinquency for 1 month and the next due for regular payment is xx/XX/2022. The last regular payment xx has been made on xx/XX/2022 in the amount of $2,762.50 for the due date of xx/XX/2022. The UPB as of the date is in the amount of $xx.	xx:As per review of updated payment history as of xx/XX/2022, the loan is currently in delinquency for 1 month and the next due for regular payment is xx/XX/2022. The last regular payment xx has been made on xx/XX/2022 in the amount of $2,762.50 for the due date of xx/XX/2022. The UPB as of the date is in the amount of $xx.
As per comment dated xx/XX/2022 RFD of the loan is excessive obligation.
No evidences found regarding bankruptcy or foreclosure proceedings in comments. xx:xx:xx	Not Applicable	Good Faith Estimate Missing or error on the Rate Lock	Field: Deferred Balance Amount Loan Value: Not Applicable Tape Value: $x.xx |---| |----| Comment: NA. Tape Source: Initial Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: NA.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxx'   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Cash Out - Other   Tape Value: Debt consolidation   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-x Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type:	3: Curable	* Good Faith Estimate missing or unexecuted (Lvl 3) "Final good faith estimated documents is missing from his loan file."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* ROR Transaction date not consistent with Note and/or HUD (Lvl 3) "HUD-1 closing date as 07/XX/2014. Notary signature date on the Mortgage/Deed of Trust is 07/XX/14. ROR was signed by borrower on 07/XX/14 with an expiry date of 07/XX/14 and the loan closed on 07/XX/2014."	* ComplianceEase TILA Test Failed (Lvl 2) "1. Loan failed TILA finance charge test. Finance charge disclosed on Final HUD-1 as $xx. Calculated finance charge is $xx for an under disclosed amount of -$1,379.89. Reason for Finance charge under disclosure is unknown as the Fee Itemization is missing. Subject loan is a refinance, originated on 07/XX/2014 and the SOL is 3 years.

																																																																																								2. Loan failed TILA foreclosure rescission finance charge test. Finance charge disclosed on Final HUD-1 as $xx. Calculated finance charge is $xx for an under disclosed amount of -$1,379.89. Reason for Finance charge under disclosure is unknown as the Fee Itemization is missing. Subject loan is a refinance, originated on 07/XX/2014 and the SOL is 3 years."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
32705924	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$2,547.64	03/XX/2022	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Unavailable	No	xx	Not Applicable	$1,213.81	9.880%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	08/XX/2012	$132,969.23	Not Applicable	7.505%	$969.32	10/XX/2012	Financial Hardship	Review of updated title report dated xx/XX/2022 shows subject mortgage was originated on xx/XX/2008 in the amount of $xx,97 with xx., and it was recorded on xx/XX/2008.

The chain of assignment has been completed. The loan is currently assigned with xx.

There is a prior mortgage originated on xx/XX/2005 in the amount of $xx with xx., and it was recorded on xx/XX/2005.

There is a state tax lien of ‘xx’ against the borrower ‘xx’ in the amount of $1,101.22 which was recorded on xx/XX/2001.

Annual combined taxes of 2022 have been paid off in the amount of $1,115.55 on xx/XX/2022.
Annual school taxes of 2021 have been paid off in the amount of $1,432.09 on xx/XX/2021.

As per updated title report, no prior year taxes are delinquent.	The review of updated payment history as of xx/XX/2022, the borrower is current with the loan and the next due date of payment is xx/XX/2022. The last payment xx was received on xx/XX/2022 in the amount of $1,234.44 which applied for xx/XX/2022. The current P&I is $969.32 with an interest rate of 7.505%. The UPB as of the date is mentioned in the updated payment history is in the amount of $xx and deferred balance in the amount of $2,526.26.	xx:The review of the collection comment shows that the loan is in performing. The debtor xx had filed for bankruptcy under 7 with the case# xx on xx/XX/2010 and the case was discharged on xx/XX/2010 and terminated on xx/XX/2020.

The review of updated payment history as of xx/XX/2022, the borrower is current with the loan and the next due date of payment is xx/XX/2022. The last payment xx was received on xx/XX/2022 in the amount of $1,234.44 which applied for xx/XX/2022. The current P&I is $969.32 with an interest rate of 7.505%. The UPB as of the date is mentioned in the updated payment history is in the amount of $xx and deferred balance in the amount of $2,526.26.
According to servicing comment date xx/XX/2021, the borrower was disputed. The borrower was paid the mortgage payment in the amount $622.09 and he wanted to refund $596.53. Further details are not available whether the dispute has been resolve or not.

The property is owner occupied and is in average condition. Information regarding the damage and repair is not available in the latest servicing comments. xx:xx:According to the PACER, the debtor xx had filed for bankruptcy under 7 with the case# xx on xx/XX/2010 and the case was discharged on xx/XX/2010 and terminated on xx/XX/2020. The reaffirmation agreement was not filed. As per schedule D under voluntary petition the amount of claim without deducting the value of collateral is $xx and the value of collateral supporting the claim is $xx, therefore, the unsecured claim is in the amount of $0.00.	The Modification agreement was made between the borrower xx and lender xx on xx/XX/2012. The new modified principal balance is $xx. The borrower promises to pay the P&I in the amount of $969.32 with an interest rate of 7.505% beginning from 10/XX/2012 till the maturity date of 10/XX/2038.
As per modification document (xx) the loan was modified on xx/XX/2012. The lender had forgiven the principal for the amount of $xx. However, the servicer agrees to forgive amount which is exceed to the 2.00% of the modified principal balance.	Credit Application Credit Report Final Truth in Lending Discl. Notice of Servicing Transfer	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "As per seller tape, loan is fail for State Non compliant/ State High Cost. The loan failed the subprime home loan documentation type test. (NY SB 8143 Section 5, 4(a)) The document type of the loan is "No Asset Verification," "No Asset or Income Verification," "No Documentation," "No Income Verification," "Reduced," or "Streamline Refinance;" or The documentation type of the loan was not provided"	* Application Missing (Lvl 2) "Application is missing from loan files."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the NY subprime home loan test. (NY SB 8143 Section 5, 1(c))
Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation.

While the New York Subprime Home Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy subprime home loans even if the additional conditions are met."
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "The loan failed the subprime home loan documentation type test. (NY SB 8143 Section 5, 4(a))
The document type of the loan is "No Asset Verification," "No Asset or Income Verification," "No Documentation," "No Income Verification," "Reduced," or "Streamline Refinance;" or
The documentation type of the loan was not provided. The documentation type is one of several factors that should be considered when making any subprime home loan.
The lender or broker should verify the borrower's ability to repay a subprime home loan based on several factors, including consideration of the borrower's current and expected income, current obligations, employment status, and other financial resources other than the borrower's equity in the real property that secures repayment of the subprime home loan."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan has failed TILA Right of Rescission Test.

ROR is missing in the loan file.

This loan has failed TILA APR Test.

Final TIL is missing in the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from loan files."
* Missing credit report (Lvl 2)     "Credit report is missing from the given loan file."
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Servicing transfer document is missing from loan files."		Significant	Pass	Fail	No Result	Fail	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
58476649	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$960.98	$960.98	11/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,456.41	5.625%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	694	Not Applicable	44.326%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2005 which recorded on xx/XX/2005 in the amount of $xx with xx.
The chain of assignment has been completed. Currently, the mortgage is with xx recorded on xx/XX/2022.
There is a one junior mortgage, which was recorded on xx/XX/2006 in the favour of xx in the amount of $xx.
There are two active judgments against the borrower in the favor of xx in the total amount of $4,119.92, which were recorded on different dates.
The first installments of county taxes for the year of 2021-2022 are paid in the amount of $960.98. The second installments of county taxes for the year of 2021-2022 are delinquent in the amount of $960.98 for the due date of xx/XX/2022.	According to the payment history, the borrower is 5 months delinquent with the loan. The last payment was received on xx/XX/2021 which was applied to xx/XX/2021. The next due date for payment is xx/XX/2021. The P&I are in the amount of $1456.41 and PITI is in the amount of $1685.65. The UPB reflected as per the payment history is in the amount of $xx.	xx:The current status of loan is in collection.
According to the payment history, the borrower is 5 months delinquent with the loan. The last payment was received on xx/XX/2021 which was applied to xx/XX/2021. The next due date for payment is xx/XX/2021. The P&I are in the amount of $1456.41 and PITI is in the amount of $1685.65. The UPB reflected as per the payment history is in the amount of $xx.
Reason for default and current occupancy of property is not available in latest 24 months servicing comments.
No foreclosure activity has been found.
No comment pertaining to the damage on the subject property has been observed. xx:xx:xx	Not Applicable	Initial Escrow Acct Disclosure	Field: Deferred Balance Amount Loan Value: Not Applicable Tape Value: $x.xx |---| |----| Comment: No discrepancies. Tape Source: Initial Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: xx.xxx%   Variance %: xx.xxxxx%   Comment: No discrepancies.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxMMMMMMMMMMMMMM   Tape Value: xxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: The pay history string is xxxxxxxxxxmmmmmmmmmmmm   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: MMMMMMMMMMMMMMxxxxxxxxxx Tape Value: xxxxxxxxxxxxxxxxxxxxxxx' Variance: Variance %: Comment: The pay history string is mmmmmmmmmmmmmmxxxxx Tape Source: Initial Tape Type:	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not hand signed by borrower."	* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TILA foreclosure rescission finance charge test.
Disclosed finance charge on final TIL is $xx. However, calculated finance charge is$xx which is more than $242.55.
It is not considered accurate for purposes of rescission because it is understated by more than $35."
																																																																																								* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial Escrow Account disclosure signed by borrower is missing from the loan documents."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
85481407	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,469.54	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,689.55	4.250%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	752	Not Applicable	21.016%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Updated title report dated xx/XX/2022 shows that the subject mortgage was originated on xx/XX/2014 and recorded on xx/XX/2014 in the amount of $xx which is in the favor of MERS as nominee for xx.
The chain of assignment has been completed as currently the assignment is with MERS as nominee for xx.
No active judgments or liens have been found pending. xx Status;
1) 1st installment county taxes for 2021 have been paid in the amount of $5,469.54 on xx/XX/2021.
2) 2nd installment county taxes for 2021 are due for the amount of $5,469.54 on xx/XX/2022.
No prior year delinquent taxes have been found pending,	Review of payment history as of dated xx/XX/2022 shows that the loan payment is performing. The next due date is xx/XX/2022. Unable to determine the last payment received date. The unpaid principal balance according to payment history is in the amount of $xx. The current interest rate is 4.2500% & P&I is in the amount of $3,689.55.	xx:The current status of loan is collections.
Review of payment history as of dated xx/XX/2022 shows that the loan payment is performing. The next due date is xx/XX/2022. Unable to determine the last payment received date. The unpaid principal balance according to payment history is in the amount of $xx. The current interest rate is 4.2500% & P&I is in the amount of $3,689.55.
The loan has not been modified since origination.
Foreclosure was not initiated in the loan.
Borrower has not filed bankruptcy yet.
Collection comment dated xx/XX/2020 shows that the borrower was impacted due to pandemic. The comment further shows that the borrower was given covid-19 FB plan multiple times.
Subject property is occupied by the owner. No visible damages or repairs have been observed on the subject property. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Deferred Balance Amount Loan Value: Not Applicable Tape Value: $x.xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Not Applicable   Tape Value: xx/XX/xxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. CLTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: mxxxxxxxxxxxxMMMMMMMMMMM   Tape Value: xxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MMMMMMMMMMMxxxxxxxxxxxxm   Tape Value: xxxxxxxxxxxxxxxxxxxxxxx'   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Cash Out - Other   Tape Value: Debt consolidation   Variance:    Variance %:    Comment: Application reflects purpose of refinance is Cash Out- Other.   Tape Source: Initial   Tape Type:
																																																																																				Field: Purpose of Transaction per HUD-x Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: Application reflects purpose of transaction is Cash Out. Tape Source: Initial Tape Type:	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
76204179	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	03/XX/2022	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$504.76	4.875%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	636	Not Applicable	43.850%	First	Final policy	Not Applicable	Not Applicable	08/XX/2018	$87,793.45	Not Applicable	2.210%	$606.78	08/XX/2018	Financial Hardship	The review of the updated title report dated xx/XX/2022 shows that the subject mortgage was originated on xx/XX/2010 and was recorded on xx/XX/2010 in the amount of $xx, with MERS as nominee for xx, a xx., recorded with the Instrument/ Book/Page# xx / 430.

The chain of assignment has been completed. The last assignment is with xx.

Active mortgages, liens and judgments found against the borrower and property is as follows:

1. There are 3 state tax liens active against borrower “xx” in the favor of same plaintiff “xx” which were recorded on different dates total in the amount of $xx with different Instrument#.

2. There are 4 judgments active against borrower “xx,” in the favor of different plaintiffs which were recorded on different dates total in the amount of $5,168.28 with different Instrument#.	According to the payment history as of xx/XX/2022, the borrower is current with the loan. The last payment was received on xx/XX/2022, which was applied for the due date of xx/XX/2022 and the next due date for payment is xx/XX/2022. The P&I is in the amount of $283.14 and PITI is in the amount of $605.46. The UPB reflected as per the payment history is in the amount of $xx.	xx:The current status of the loan is performing.
According to the payment history as of xx/XX/2022, the borrower is current with the loan. The last payment was received on xx/XX/2022, which was applied for the due date of xx/XX/2022 and the next due date for payment is xx/XX/2022. The P&I is in the amount of $283.14 and PITI is in the amount of $605.46. The UPB reflected as per the payment history is in the amount of $xx.
As per comment dated xx/XX/2021, the borrower is hospitalized due to covid-19.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence of damage or repairs has been found. xx:xx:According to the PACER, the borrower xx had filed for bankruptcy under chapter-7 with the case#xx on xx/XX/2014. However, the bankruptcy was discharged on xx/XX/2014 and terminated on xx/XX/2015.	As per the modification agreement dated xx/XX/2018 between borrower and lender stated UPB in the amount of $xx out of which $xx interest bearing amount.
 As per the changed terms the borrower have to pay $606.78 for 360 months with an interest of
2.210 starting 8/XX/2018 with a maturity date 11/XX/2058.
Mortgage Insurance	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: updated as per review. Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $x.xx   Variance:    Variance %:    Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: xx.xxx%   Variance %: xx.xxxxx%   Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: x.xxxxx%   Tape Value: x.xxxxx%   Variance: x.xxxxx%   Variance %: x.xxxxx%   Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxx'   Variance:    Variance %:    Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/XX/xxxx Tape Value: xx/XX/xxxx Variance: xxx (Days) Variance %: Comment: updated as per review. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Loan has escrow holdback. No proof it was released (Lvl 2) "Loan has Escrow holdback for repairs in the amount of $280.00. No proof found regarding release of escrow holdback."
* Loan has escrow holdback. No proof it was released (Lvl 2)     "Loan has Escrow holdback for repairs in the amount of $280.00. No proof found regarding release of escrow holdback."
																																																																																								* MI, FHA or MIC missing and required (Lvl 2) "This loan is an FHA. The MI certificate is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
90265612	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$10,352.56	03/XX/2021	Not Applicable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,406.45	6.625%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	2.625%	$1,978.13	Unavailable	Financial Hardship	The review of the updated title report dated xx/XX/2022 shows that the subject mortgage was originated on xx/XX/2006 in the amount of $xx with lender, xx. which was recorded on xx/XX/2006.
The chain of assignment is complete. The mortgage is currently assigned to lender, xx.
There is a junior mortgage on the title in the amount of $xx which was originated on xx/XX/2015 by lender, xx and recorded on xx/XX/2015.
No active judgments or liens have been found.
Property taxes of 2021-22 are due on xx/XX/2022 in the amount of $5176.8.
No prior year’s delinquent taxes have been found.	Payment history as of xx/XX/2022 shows that borrower has been 9 months past due with loan and next payment due date is xx/XX/2021. The last payment was applied on xx/XX/2021 in the amount of $2898.45. The current UPB is $xx, interest rate is 2.625% and P&I is $1978.13.	xx:According to servicing comments, the loan is in collection and next payment due date is xx/XX/2021. The borrower has been 9 months past due with loan payments.
As per servicing comments, the borrower's income was impacted by pandemic. Comment dated xx/XX/2022 reflects RFD as curtailment of income.
Recent collection comments dated xx/XX/2022 state that borrower has applied for loss mitigation workout. However, unable to confirm the status of loss mitigation application from the comments.
The FC action was initiated on xx/XX/2021. However, FC was later closed due to loan modification on xx/XX/2021. Further FC action has not been noted.
No evidence of damage or repair has been noted in the comments. xx:According to servicing comments, the FC action was initiated on xx/XX/2021. However, FC was later closed due to loan modification on xx/XX/2021. Further FC action has not been noted. xx:xx	This is a conventional fixed rate loan with rate of interest 6.625% and P&I $3,406.45. Payment history dated 3/XX/2022 shows current P&I $1978.13 and rate of interest 2.625%. There is a change in rate of interest and P&I which indicates possible modification. However, loan modification agreement is missing from the loan file.	Affiliated Business Disclosure	Field: Currently in Foreclosure? Loan Value: Yes Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Unavailable   Tape Value: $xxxxx.xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Unavailable   Tape Value: x/XX/xxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: xx.xxx%   Variance %: xx.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: x.xxxxx%   Tape Value: x.xxxxx%   Variance: x.xxxxx%   Variance %: x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxx'   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-x Line xxx)   Loan Value: Not Applicable   Tape Value: $xxxxxx.xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: Unavailable Tape Value: xx/XX/xxxx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business document is missing from the loan files."
																																																																																								* ROR Transaction date not consistent with Note and/or HUD (Lvl 2) "ROR transaction date not consistent with note."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
85750263	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$992.55	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$721.42	7.375%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/1999 with xx, for the amount of $xx which was recorded on xx/XX/1999. The chain of assignment has been completed. Currently, the mortgage assignment is with xx, N.A. There is one hospital lien found against the subject borrower in the amount of $1,181.54 in the favor of xx Hospital this was recorded on xx/XX/2021. 2021 combined 2nd taxes have been due in the total amount of $992.55 on 07/XX/202	The payment history dated xx/XX/2022 shows that the loan is in performing and next payment due date is xx/XX/2022. The last payment was received in the amount of $721.42 which was applied for the due date of xx/XX/2022. The current UPB is in the amount of $xx.	xx:Currently the loan is in performing.
The payment history dated xx/XX/2022 shows that the loan is in performing and next payment due date is xx/XX/2022. The last payment was received in the amount of $721.42 which was applied for the due date of xx/XX/2022. The current UPB is in the amount of $xx.
No comments have been found regarding foreclosure.
No details related to the bankruptcy have been found.
As per collection comment the subject property is occupied by owner and is in good condition. There are no comments regarding the damages and repairs. xx:xx:xx	Not Applicable	Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. Also, estimated HUD and itemization of fees are missing from the loan file."	* Application Missing (Lvl 2) "Application is missing from the given loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the given loan file."
* Missing Appraisal (Lvl 2)     "Appraisal is missing from the given loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the given loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from the given loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from the given loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "Right of rescission is missing from the given loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
3505057	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,393.77	03/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$537.76	3.000%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Unavailable	12.000%	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	744	Not Applicable	42.288%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2022 shows that the subject mortgage was originated in the amount of $xx on xx/XX/2020 with the lender xx which was recorded on xx/XX/2020.
The chain of assignment has been completed as the subject mortgage is with xx.
There are two child support lien in the favor of County of xx which were recorded on xx/XX/2019 and xx/XX/2019.
1st installment taxes of 2021/2022 have been paid in the amount of $1,196.89.
2nd installment taxes of 2021/2022 are due in the amount of $1,196.88.	According to the payment history as of xx/XX/2022, the borrower is current with the loan and the last payment was received on xx/XX/2022 which was applied for xx/XX/2022 and the next due date for the payment is xx/XX/2022. The P&I is in the amount of $537.76 and PITI is in the amount of $916.04. The UPB reflected is in the amount of $xx.	xx:As per the review of the servicing comments, the current status of the loan is performing and the borrower is current with the loan and the last payment was received on xx/XX/2022 which was applied for xx/XX/2022 and the next due date for the payment is xx/XX/2022. The P&I is in the amount of $537.76 and PITI is in the amount of $916.04. The UPB reflected is in the amount of $xx.
The reason for default is unable to be determined.
No comments have been found regarding foreclosure in the latest servicing comments.
No comments have been found regarding bankruptcy in the latest servicing comments.
The subject property has been occupied by the owner.  Recent servicing comments do not reflect any damage pertaining to the subject property.
Unable to confirm employment details at origination based on the available documents and collection comments. xx:xx:xx	Not Applicable	Initial 1003_Application Mortgage Insurance	Field: Deferred Balance Amount Loan Value: Not Applicable Tape Value: $x.xx |---| |----| Comment: NA. Tape Source: Initial Tape Type:
Field: MI Company   Loan Value: Not Applicable   Tape Value: MGIC   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral value used for underwriting: $xx, loan amount: $xx. LTV=xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: xxxxxxxxxxxxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxx'   Variance:    Variance %:    Comment: xxxxxxxxxxxxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-x   Loan Value: Refinance   Tape Value: Purchase   Variance:    Variance %:    Comment: Updated as per Final CD.   Tape Source: Initial   Tape Type:
Field: Purpose Per Application   Loan Value: Refinance   Tape Value: Purchase   Variance:    Variance %:    Comment: Updated as per Final Application.   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-x Line xxx) Loan Value: Not Applicable Tape Value: $xxxxxx.xx Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan failed TRID total of payments test. Calculated amount is $xx. Threshold payment of $xx. over by -$213.23."
* LE/CD Issue date test Fail (Lvl 3)     "This Loan failed revised closing disclosure delivery waiting period test due to changes before consummation requiring a new waiting period. APR becomes inaccurate."
* MI, FHA or MIC missing and required (Lvl 3)     "MI certificate is missing from the loan documents, where final closing disclosure reflects amount of insurance $43.58."
* Missing Initial 1003_Application (Lvl 3) "Initial application signed by the loan originator is missing from the loan documents."	* ComplianceEase TILA Test Failed (Lvl 2) "Loan failed TILA finance charge test. Finance charge disclosed on final closing disclosure is $xx. Calculated finance charge is $xx for an under disclosed amount of -$268.66. Reason for finance charge under disclosure is unknown as the fee itemization is missing. Subject loan is a refinance, originated on 07/XX/2020 and the SOL is 3 years.

Loan failed TILA rescission finance charge test. Finance charge disclosed on final closing disclosure is $xx. Calculated finance charge is $xx for an under disclosed amount of -$268.66.  Reason for finance charge under disclosure is unknown as the fee itemization is missing. Subject loan is a refinance, originated on 07/XX/2020 and the SOL is 3 years."
* Loan does not conform to program guidelines (Lvl 2)     "Tape shows SOL has not expired. CE result is showing TILA finance charge test and the loan is within SOL. Subject loan is a refinance, originated on 07/XX/2020 and the SOL is 3 years."
																																																																																								* Property is Manufactured Housing (Lvl 2) "Home has been affixed. According to the appraisal report located at “xx”, the type of subject property is a manufactured home. The ALTA 7 Endorsement is not attached with the final title policy. Also, the VIN# is not available in the legal description of the recorded mortgage. The Manufactured housing rider attached with UT Pg#31. The Mobile home affixation affidavit has been found located at xx, showing the subject property has been permanently affixed to a foundation."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
61722128	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,847.85	Unavailable	zz	No	Unavailable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$993.90	10.350%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	44.263%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	5.000%	$465.71	06/XX/2020	Unavailable	As per the updated title dated xx/XX/2022 the subject mortgage was originated on xx/XX/2007 with the lender MERS as nominee for xx in the amount of $xx which was recorded on xx/XX/2007 with xx/Page#xx.

The chain of assignment is complete. The current assignment is with xx dated xx/XX/2021 which was recorded on xx/XX/2021.

There is a junior mortgage which was recorded on xx/XX/2017 in the favor of xx.

There is state tax lien against borrower in the amount of $0.00 in favor of xx recorded on xx/XX/2021.

First installment of annual combined taxes for the year 2021 were paid on xx/XX/2021 in the amount of $1847.85.

Second installment of annual combined taxes for the year 2021 are due for the date xx/XX/2022 in the amount of $1847.85.

No any prior year taxes are delinquent as per updated title report.	According to the payment history as of xx/XX/2022 and the last payment date is unavailable. The P&I are in the amount of $465.71 The UPB reflected as per the payment history is in the amount of $xx.	xx:The loan is currently in foreclosure.

According to the payment history as of xx/XX/2022 and the last payment date is unavailable. The P&I are in the amount of $465.71 The UPB reflected as per the payment history is in the amount of $xx.

As per collection comment dated xx/XX/2022 the reason for default is curtailment of income.

As per comment date xx/XX/2021 the subject property is owner occupied.

Recent servicing comments do not reflect any damage.

The debtor xx had filed Bankruptcy under chapter-13 on xx/XX/2010 with the Case# xx. This plan was discharged on xx/XX/2017.

The foreclosure was initiated and referred to an attorney on xx/XX/2022. As per document located at Ln#xx Pg#53 the complaint was filed on xx/XX/2018 under the case#2018-CV-xx. No further information is available xx:The foreclosure was initiated and referred to an attorney on xx/XX/2022. As per document located at Ln#xx Pg#53 the complaint was filed on xx/XX/2018 under the case#2018-CV-xx. No further information is available. xx:The debtor xx had filed Bankruptcy under chapter-13 on xx/XX/2010 with the Case# xx. xx-D in Voluntary petition shows that the unsecured amount $0 out of secured claim in the amount of $xx and the value of collateral is $xx.

This plan was discharged on xx/XX/2017. The POC was filed on xx/XX/2011 with the secured claim $xx & with an arrearage of $xx. According to the debtor's chapter-13 plan which was filed on xx/XX/2010, the debtor shall make regular ongoing mortgage payment in the amount of $2,035 per month for 60 to the trustee.	This is conventional fixed rate mortgage with P&I of $993.90 with the rate of interest 10.35000% and a maturity date of 7/XX/2037. The P&I as per payment history is the $465.71 and rate of interest is 5.00%, however, there is a reduction in P&I and rate of interest with respect to Note data which seems that there would be a possible modification.

As per tape data, the loan has been modified on xx/XX/2020.

However, the modification agreement is missing from the loan file."

Credit Report Initial Escrow Acct Disclosure	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Unavailable   Tape Value: $x.xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Unavailable   Tape Value: x/XX/xxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: xx.xxx%   Variance %: xx.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: xx.xxxxx%   Tape Value: x.xxxxx%   Variance: x.xxxxx%   Variance %: x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxMMMMMMMMMMMMMMM   Tape Value: xxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MMMMMMMMMMMMMMMxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxx'   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: Unavailable Tape Value: x/XX/xxxx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial Escrow acct disclosure is missing from loan files."
																																																																																								* Missing credit report (Lvl 2) "Credit report is missing from the given loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
32016575	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$740.68	03/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$950.94	7.500%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	647	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	$33,386.00	04/XX/2014	$137,209.28	Not Applicable	4.250%	$694.20	06/XX/2014	Financial Hardship	As per the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2007 with lender MERS As nominee for xx recorded on xx/XX/2007 for the amount of $xx.
The chain of assignment has been completed. The latest assignment is with xx recorded on xx/XX/2022.
No active liens and judgments have been found.
County annual taxes of 2021 have been paid in the amount of $547.96 on xx/XX/2021.
City annual taxes of 2021 have been paid in the amount of $192.72 recorded on xx/XX/2022.	According to a review of the payment history as of xx/XX/2022, the borrower is currently delinquent for 1 month and the next due date is xx/XX/2022. The last payment received on xx/XX/2022, total PITI in the amount of $938.27, P&I in the amount of $694.20 the rate of interest of 4.250% and UPB reflected in the latest payment history is in the amount of $xx.	xx:The loan is in collection. According to a review of the payment history as of xx/XX/2022, the borrower is currently delinquent for 1 month and the next due date is xx/XX/2022. The last payment received on xx/XX/2022, total PITI in the amount of $938.27, P&I in the amount of $694.20 the rate of interest of 4.250% and UPB reflected in the latest payment history is in the amount of $xx.

As per collection comment dated xx/XX/2022, the reason for default is curtailment of income. The subject property is occupied by the owner. No comments have been found for damage or repairs. No comments have been found for foreclosure and bankruptcy. xx:xx:xx	The modification was made between the borrowers "xx” and lender xx. The new principal balance is $xx. The Borrower promises to pay the P&I in the amount of $694.20 with an interest rate of 4.250%. Beginning from 6/XX/2014 maturity date is 4/XX/2040. There is no deferred amount. There are 4 modification steps date 6/XX/2014, periods 60 months rate 2.00% & P&I is $565.72.	Affiliated Business Disclosure Final Truth in Lending Discl. Notice of Servicing Transfer	Field: Deferred Balance Amount Loan Value: Not Applicable Tape Value: $x.xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step x Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: xx.xxx%   Variance %: xx.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: x.xxxxx%   Tape Value: x.xxxxx%   Variance: x.xxxxx%   Variance %: x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxmmmmmmmmmmmmmmmm   Tape Value: xxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: mmmmmmmmmmmmmmmmxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxx'   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: No Cash-Out Tape Value: Change in Rate/Term Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "ComplainceEase risk indicator is Moderate due to failure of TILA APR test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA APR Test failed due to missing TIL disclosure."
* Final TIL Missing or Not Executed (Lvl 2)     "Final GFE is missing from the loan files."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer document is missing from the loan files."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure at origination is missing from the loan files."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
69083038	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,634.07	03/XX/2022	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$567.88	5.875%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	10/XX/2016	$74,344.28	Not Applicable	5.875%	$402.59	10/XX/2016	Financial Hardship	According to the Updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2003. The lender MERS as nominee for xx, In the amount of $xx which was recorded on xx/XX/2003.
The chain of assignment has not been completed. Currently is with the lender however, it should be with xx which was recorded on xx/XX/2011. xx taxes for the year 2021 are paid in the amount of $2,634.07 which was recorded on xx/XX/2021 and no delinquent taxes have been found for the prior year.
The current taxes is $2,634.07.
No active judgment or lien found.	As per review of the payment history as of xx/XX/2022, the borrower is current in months & next due date is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $905.56which was applied for the due date of xx/XX/2022. The current P&I is $402.59.The UPB is $xx.	xx:As per the review of collection comments, the current status of the loan is in collections.
The payment history as of xx/XX/2022, the borrower is current in months & next due date is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $905.56which was applied for the due date of xx/XX/2022. The current P&I is $402.59.The UPB is $xx.
As per collection comment dated xx/XX/2021, the reason for default is xx.
No comments have been found regarding the borrowers income impacted due to covid-19 pandemic.
No comments have been found regarding the subject property condition.
No foreclosure activity has been found. No evidence has been found regarding Bankruptcy. xx:xx:According to the PACER report, the borrower “xx” had filed for bankruptcy under Chapter-13 with case# xx on 9/XX/200, and the Debtor was dismissed on xx/XX/2010 The POC was filed by the creditor xx on xx/XX/2007 with the POC amount of $xx, and the amount of arrearage is $xx. xx D of Voluntary petition the amount of claim without deducting the value of the collateral is $xx and the value of the collateral supporting the claim is $xx, therefore, the unsecured claim is in the amount of $xx. The last filing date of bankruptcy was xx/XX/2020. The bankruptcy was dismissed on xx/XX/2010 and was terminated as xx/XX/2010.	Loan modification agreement was made between the borrower and lender on xx/XX/2016. The new modified rate is 5.875% and borrower promises to pay P & I in the amount of $402.59 which was begun on 10/XX/2016. The new principal balance is $xx. The interest bearing amount is $xx and the maturity date is 9/XX/2056. Reason for modification is financial hardship.	Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $x.xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx.xxx%   Tape Value: xx.xxx%   Variance: xx.xxx%   Variance %: xx.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxmmmmmmmmmmmmmm   Tape Value: xxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: mmmmmmmmmmmmmmxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxx'   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value:xx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD is missing from the loan file. Also, estimated HUD and itemization are missing from the loan files."	* Application Missing (Lvl 2) ""Final Application is missing from the loan file.""
* Final TIL Missing or Not Executed (Lvl 2)     ""Final TIL is missing from the loan file.""
* Missing Appraisal (Lvl 2)     ""Appraisal is missing from the loan file.""
* Missing credit report (Lvl 2)     "Credit report is missing from the given loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     ""The notice of servicing transfer disclosure is missing from the loan file.""
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     ""The required affiliated business disclosure is missing from the loan file.""
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) ""ROR is missing from the loan file.""										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
25797443	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	XX	$0.00	$10,317.48	03/XX/2022	Unavailable	No	Loss Mitigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,565.63	5.500%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	42.948%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	5.500%	$2,240.77	Unavailable	Unavailable	The review of the updated title report dated xx/XX/2022 shows that the subject mortgage was originated on xx/XX/2009 and it was recorded on xx/XX/2009 in the amount of $xx in favor of MERS as nominee for “xx”.
As per updated title report, there are 02 HOA liens available against the subject property in the total amount of $5,135.26 filed by xx & recorded on different dates.
As per updated title report there are 02 active junior hospital liens available against the borrower in the favor of xx & recorded on different dates. However amount of lien is unavailable.
Annual combined taxes for 2021 have been paid in full in the amount of $xx on xx/XX/2021.	Review of updated payment history as of xx/XX/2022, the loan is currently performing. The next regular payment is due on xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $3,386.95 for the due date of xx/XX/2022 .As per history the UPB is in the amount of $xx.	xx:Review of updated payment history as of xx/XX/2022, the loan is currently performing. The next regular payment is due on xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $3,386.95 for the due date of xx/XX/2022 .As per history the UPB is in the amount of $xx.
As per collection comments, the foreclosure proceedings were initiated on the loan by referring to attorney on xx/XX/2022. Earlier the sale was scheduled on xx/XX/2021. But the sale was canceled as borrower has accepted the trial modification. No further information is available.
The debtor xx had filed bankruptcy under chapter-13 on xx/XX/2013 with the case# xx. This plan was confirmed on xx/XX/2013. The POC was filed on xx/XX/2013 with the secured claim of $xx with an arrearage of $xx. According to the debtor's chapter-13 plan which was filed on xx/XX/2013, the debtor shall make regular ongoing mortgage payment in the amount of $1,625.00 for 60 months to the trustee. The schedule-D in voluntary petition shows that the unsecured amount $xx out of secured claim in the amount of $xx and the value of collateral is $xx. The debtor had dismissed from the bankruptcy on xx/XX/2016 & terminated on xx/XX/2016.
As per comment dated xx/XX/2020, the borrower was impacted by pandemic & RFD was curtailment of income. xx:As per collection comments, the foreclosure proceedings were initiated on the loan by referring to attorney on xx/XX/2022. Earlier the sale was scheduled on xx/XX/2021. But the sale was canceled as borrower has accepted the trial modification. No further information is available. xx:The debtor xx had filed bankruptcy under chapter-13 on xx/XX/2013 with the case# xx. This plan was confirmed on xx/XX/2013. The POC was filed on xx/XX/2013 with the secured claim of $xx with an arrearage of $xx. According to the debtor's chapter-13 plan which was filed on xx/XX/2013, the debtor shall make regular ongoing mortgage payment in the amount of $1,625.00 for 60 months to the trustee. The schedule-D in voluntary petition shows that the unsecured amount $xx out of secured claim in the amount of $xx and the value of collateral is $xx. The debtor had dismissed from the bankruptcy on xx/XX/2016 & terminated on xx/XX/2016.	This is FHA fixed rate mortgage originated with P&I of $1565.63 with interest rate 5.5000% & maturity date of 3/XX/2039. As per payment history, the current P&I is $2,240.77 and interest rate is 5.550%. Collection comment dated 3/XX/2022 shows loan is approved for Covid-19. The loan was modified on 3/XX/2022 and the new principal balance is $xx.	Credit Report Good Faith Estimate Hazard Insurance Initial Escrow Acct Disclosure	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Unavailable   Tape Value: $x.xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Unavailable   Tape Value: x/XX/xxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: xx.xxx%   Variance %: xx.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxx'   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: Unavailable Tape Value: x/XX/xxxx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial Escrow Account disclosure signed by borrower is missing from loan documents."
																																																																																							* Missing proof of hazard insurance (Lvl 3) "Valid Hazard Insurance Policy is missing. Loan funded on 2/XX/2009. Hazard Policy in file reflects an effective date of 8/XX/2018 and an expiration date of 8/XX/2019."	* Good Faith Estimate missing or unexecuted (Lvl 2) "Final Good Faith Estimate is missing from the loan documents" * Missing credit report (Lvl 2) "Credit report is missing from the given loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
43907497	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$623.76	03/XX/2022	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$702.91	6.875%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	38.309%	First	Final policy	Not Applicable	Not Applicable	10/XX/2017	$95,124.94	Not Applicable	4.125%	$404.99	12/XX/2017	Financial Hardship	The review of the updated title report dated xx/XX/2022 shows that the subject mortgage was originated on xx/XX/2006 and it was recorded on xx/XX/2006 in the amount of $xx in favor of MERS as nominee for “xx”.
There is an active junior Mortgage available in the updated title report in the amount of $xx in favor of “xx.” and it was recorded on xx/XX/2007.
Annual county taxes for 2021 have been paid in full in the amount of $598.81 on xx/XX/2021.
No active judgments/liens have been found in the updated title report against the borrower/subject property.	Review of updated payment history as of xx/XX/2022, the loan is currently delinquent for 01 month. The last regular payment xx was made on xx/XX/2022 in the amount of $762.74 for the due date of xx/XX/2022. The UPB as of the date is in the amount $xx.	xx:Review of updated payment history as of xx/XX/2022, the loan is currently delinquent for 01 month. The last regular payment xx was made on xx/XX/2022 in the amount of $762.74 for the due date of xx/XX/2022. The UPB as of the date is in the amount $xx.
According to the PACER, the borrower xx had filed for bankruptcy under chapter-7 with the case#xx on xx/XX/2018.
The schedule D of voluntary petition shows that the amount of claim without deducting the value of the collateral is $xx and the value of the collateral is $xx.However; there is unsecured portion $xx. The debtor had discharged from the bankruptcy on xx/XX/2019 & terminated on xx/XX/2020.
As per comment dated xx/XX/2021, borrower was affected by covid. As per comment dated xx/XX/2021 the reason for default of the borrower is curtailment of income. xx:xx:According to the PACER, the borrower xx had filed for bankruptcy under chapter-7 with the case#xx on xx/XX/2018.
The schedule D of voluntary petition shows that the amount of claim without deducting the value of the collateral is $xx and the value of the collateral is $xx.However; there is unsecured portion $xx. The debtor had discharged from the bankruptcy on xx/XX/2019 & terminated on xx/XX/2020.	The Modification agreement was made between xx and Lender xx on xx/XX/2017. The new modified principal balance is $xx.The borrower promises to pay the P&I in the amount of $404.99 with an interest rate of 4.125% beginning from 12/XX/2017 till the maturity date of 11/XX/2057.There is no deferred balance amount and forgiven amount.	Affiliated Business Disclosure Credit Report	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: Bankruptcy not available in tape discrepancies however bankruptcy available in loan files Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $xxxx.xx   Variance:    Variance %:    Comment: As per tape discrepancies deferred balance amount is $x,xxx.xx.however; modification agreement there is no deferred balance amount is available.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: -xx (Days)   Variance %:    Comment: As per tape discrepancies doc date of last modification is xx/XX/xxxx. however; doc date of last modification is xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: As per tape discrepancies original standard LTV (OLTV) is xx.xxx%. however; original standard LTV (OLTV) is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: x.xxxxx%   Tape Value: x.xxxxx%   Variance: x.xxxxx%   Variance %: x.xxxxx%   Comment: As per tape discrepancies original stated rate x.xxx%.However; original stated rate is x.xxx%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: As per tape discrepancies payment history string reversed is xxxxxxxxxxxxxxxxxxxxxxx.however;payment history string reversed is xxxxxxxxMMMMMMMMMMMMMMMM.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxx'   Variance:    Variance %:    Comment: As per tape discrepancies payment history string reversed is xxxxxxxxxxxxxxxxxxxxxxx.however;payment history string reversed is MMMMMMMMMMMMMMMMxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Cash Out - Other   Tape Value: Debt consolidation   Variance:    Variance %:    Comment: As per tape discrepancies purpose of refinance per application is debt consolidation. however; purpose of refinance per application is cash-out other.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-x Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: As per tape discrepancies purpose of transaction per HUD-x is refinance. however; purpose of transaction is cash out. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing credit report (Lvl 2) "Credit report is missing from the given loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan files."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
29727559	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,394.11	03/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$961.58	9.000%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	446	Unavailable	51.452%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	6.500%	$434.93	Unavailable	Unavailable	The review of the updated title report dated xx/XX/2022 shows that the subject mortgage was originated on xx/XX/2003 and it was recorded on xx/XX/2003 in the amount of $119.507.43 in favor of MERS as nominee for “xx.”.
There is an active junior Mortgage available in the updated title report in the amount of $xx in favor of “xx” and it was recorded on xx/XX/2015.
Annual combined taxes for 2021 have been paid in full in the amount of $1,394.11 on xx/XX/2021.	Review of updated payment history as of xx/XX/2022, the loan is currently performing. The last regular payment xx was made on xx/XX/2022 in the amount of $1,133.91 for the due date of xx/XX/2022. The UPB as of the date is in the amount $xx.	xx:Review of updated payment history as of xx/XX/2022, the loan is currently performing. The last regular payment xx was made on xx/XX/2022 in the amount of $1,133.91 for the due date of xx/XX/2022. The UPB as of the date is in the amount $xx.
No information have been found regarding the foreclosure & bankruptcy process.
As per comment dated xx/XX/2021, borrower had covid & was not working for a while. xx:xx:xx	The modification document is missing from the loan file. This is a conventional fixed rate mortgage originated on 07/XX/2003 with a P&I of $961.58 with a rate of interest of 9.00000% and a maturity date of 07/XX/2033. The current P&I as per the latest payment history as of 03/XX/2022 is $434.93 and the rate of interest is 6.500%. The current UPB is reflected in the payment history for the amount of $xx. However, there is a change in P&I and rate of interest with respect to note data. As per tape, the loan has been modified on 12/XX/2019 and the maturity date as per modification is 12/XX/2036.There are no deferred balance and principal forgiven amount.	Affiliated Business Disclosure Missing Required State Disclosures	Field: Current Servicer (Enumerated) Loan Value: * Other / Not In List * Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Unavailable   Tape Value: $x.xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Unavailable   Tape Value: xx/XX/xxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $x.xx   Variance %: x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx.xxx%   Tape Value: xx.xxx%   Variance: xx.xxx%   Variance %: xx.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: x.xxxxx%   Tape Value: x.xxxxx%   Variance: x.xxxxx%   Variance %: x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxx'   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Lower rate or term   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-x   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: Unavailable Tape Value: xx/XX/xxxx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase TILA Test Failed (Lvl 2) "1. This loan failed the TILA finance charge test. The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate because it is understated by more than $100.

2. This loan failed the TILA foreclosure rescission finance charge test. The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate for purposes of rescission because it is understated by more than $35."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the North Carolina. The following state disclosures are missing in the loan file;
1. Credit Property Insurance Disclosure
2. Priority of Security Instrument Disclosure
3. Attorney Selection Disclosure"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan documents."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
5620241	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$869.61	03/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$934.48	3.500%	120	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	747	Not Applicable	41.513%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2020 and recorded on xx/XX/2020 in the amount of $xx with xx , with Instrument# 2020-xx|Book/Page#xx.

The chain of assignment has been completed. Currently, the assignment is with xx.

No active judgments or liens have been found against the borrower.
Annual combined taxes of 2021 have been paid on xx/XX/2021 in the amount of $869.61.	According to the payment history as of xx/XX/2022, the borrower is current with the loan. The last payment was received on xx/XX/2022 which was applied for the due date of xx/XX/2022 and the next due date for payment is xx/XX/2022. The P&I is in the amount of $934.48 and PITI is in the amount of $1,076.48. The UPB reflected as per the payment history is in the amount of $xx.	xx:As per the comment history, the current status of the loan is performing.
According to the payment history as of xx/XX/2022, the borrower is current with the loan. The last payment was received on xx/XX/2022 which was applied for the due date of xx/XX/2022 and the next due date for payment is xx/XX/2022. The P&I is in the amount of $934.48 and PITI is in the amount of $1,076.48. The UPB reflected as per the payment history is in the amount of $xx.
The reason for default is unable to be determined from the latest servicing comments.
No evidence has been found regarding damage or repairs in the latest servicing comments.
No foreclosure activity has been found.
No pertaining bankruptcy-related details have been found. xx:xx:xx	Not Applicable	Initial 1003_Application Initial Escrow Acct Disclosure Missing or error on the Rate Lock	Field: Deferred Balance Amount Loan Value: Not Applicable Tape Value: $x.xx |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: xx.xxx%   Variance %: xx.xxxxx%   Comment: Collateral Value used for Underwriting:$xx. Loan Amount:$xx. LTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxx'   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-x Line xxx) Loan Value: Not Applicable Tape Value: $xxxxxx.xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated 03/XX/2020 reflects Points - Loan Discount Fee at $935.00 . However, Final CD dated 08/XX/2020 reflects Points - Loan Discount Fee at $945.00. This is increase of charges by +$10.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure is not signed by borrower.."
* Intent to Proceed Missing  (Lvl 3)     "The borrower's intent to proceed is missing in loan file."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape shows state non complaint/ state high cost. Our CE results shows loan passes federal and state high costs. Elevated for client review."
* Missing Initial 1003_Application (Lvl 3)     "Initial application is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
66785696	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	Second	Not Applicable	$0.00	03/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$666.18	6.875%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	590	Unavailable	17.258%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	As per the updated title dated xx/XX/2022 the subject mortgage was originated on xx/XX/2002 recorded on xx/XX/2002 in favor of MERS as nominee for xx., in the amount of $xx.

The chain of assignment has been completed. The current assignment is with “xx”

There is an active junior child support lien against borrower in the favor of “xx” for the amount ofxx recorded on xx/XX/2012.

Annual combined taxes for year 2021 in the amount of $3,912.30 which were sold. Certificate for sold taxes was issued with Certificate no. 2021:xx (Doc# Ln#xx.pdf
PG#10). A tax certificate was sold for delinquent taxes.	Review of updated payment history as of xx/XX/2022, the borrower is current with loan. The next due date of regular payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $1,333.12 with interest rate of 4.75% for the due date of xx/XX/2022. As per history the UPB is in the amount of $xx.	xx:The loan is currently performing.
Review of updated payment history as of xx/XX/2022, the borrower is current with the loan. The next due date of regular payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $1,333.12 with interest rate of 4.75% for the due date of xx/XX/2022. As per history the UPB is in the amount of $xx.
No evidences are available in the latest 24 months servicing comments regarding foreclosure proceedings and bankruptcy filings.
This is a conventional fixed rate mortgage with P&I of $666.18 with the rate of interest 6.875% and a maturity date of the loan is xx/XX/2032. The P&I as per updated payment history as of the date is $ 849.98 and rate of interest is 4.750%; however, there is a changes in P&I and rate of interest with respect to original note data which seems that there would be a possible loan modification but an executed copy of such loan modification agreement is missing from the loan file.
No any information is available regarding damages or repairs.
As per comment dated xx/XX/2022, the borrower's income is impacted by covid-19.. xx:xx:xx	This is a conventional fixed rate mortgage with P&I of $666.18 with the rate of interest 6.875% and a maturity date of the loan is 12/XX/2032. The P&I as per updated payment history as of the date is $ 849.98 and rate of interest is 4.750%; however, there is a changes in P&I and rate of interest with respect to original note data which seems that there would be a possible loan modification but an executed copy of such loan modification agreement is missing from the loan file.
Field: Borrower Last Name Loan Value: xx Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Unavailable   Tape Value: $x.xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Unavailable   Tape Value: x/XX/xxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: xx.xxx%   Variance %: xx.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: x.xxxxx%   Tape Value: x.xxxxx%   Variance: x.xxxxx%   Variance %: x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxMMMM   Tape Value: xxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MMMMxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxx'   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx  Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: Unavailable Tape Value: x/XX/xxxx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "CE Risk Indicator is Moderate."
* ComplianceEase TILA Test Failed (Lvl 2)     "CE TILA Test Failed,

1. This loan failed the TILA finance charge test.

The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate because it is understated by more than $100.

2. This loan failed the TILA APR test.
The annual percentage rate (APR) is 7.631%. The disclosed APR of 7.412% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
																																																																																								* GSE Points and Fees Test Violations (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
40045918	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$791.66	02/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$501.26	8.340%	360	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	No	Not Applicable	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2001 and recorded on xx/XX/2001, in the amount of $xx with xx.

The chain of assignment has been completed. Currently, the assignment is with xx.

There is one junior mortgage active in the favor of xx in the amount of $6,226.50, originated on xx/XX/2001 and recorded on xx/XX/2001.

Annual combined taxes of 2021 have been paid in the total amount of $791.66 on xx/XX/2021.

No prior year delinquent taxes have been found.	According to payment history as of xx/XX/2022, the borrower is currently delinquent for 2 months and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $689.00 which was applied for due date xx/XX/2021. The current P&I is in the amount of $501.26 and current PITI is in the amount of $689.00 with an interest rate of 8.340%. The current UPB reflected as per the payment history is in the amount of $xx.	xx:According to servicing comments, the loan is in collection.

According to payment history as of xx/XX/2022, the borrower is currently delinquent for 2 months and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $689.00 which was applied for due date xx/XX/2021. The current P&I is in the amount of $501.26 and current PITI is in the amount of $689.00 with an interest rate of 8.340%. The current UPB reflected as per the payment history is in the amount of $xx.

As per comment dated xx/XX/2022, the subject property is owner occupied. No comment pertaining to the damage on the subject property has been observed.

As per servicing comments, the reason for default is unable to be determined.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found. xx:xx:xx	Not Applicable	Affiliated Business Disclosure Credit Application Credit Report Flood Certificate Notice of Servicing Transfer Origination Appraisal	Field: Deferred Balance Amount Loan Value: Not Applicable Tape Value: $x.xx |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $x.xx   Variance %: x.xxxxx%   Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: xx.xxx%   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxxxx'   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Not Applicable   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: As per tape discrepancies purpose of refinance per application is cash-out however it unavailable.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-x Loan Value: Refinance Tape Value: Cash Out Variance: Variance %: Comment: As per tape discrepancies purpose of transaction is cash out however purpose of transaction is refinance. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) ""Seller tape shows defect as "state non-compliant/ state high cost", however compliance result is "Minimal"."	* Application Missing (Lvl 2) "Loan application is missing from the loan document."
* Missing Appraisal (Lvl 2)     "Appraisal is missing from the loan document."
* Missing credit report (Lvl 2)     "Credit Report is missing from loan file."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan document."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer document is missing from the loan document."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business form is missing from the loan document."
* ROR not hand dated by borrower(s) (Lvl 2)     "ROR is not hand dated by borrowers."
																																																																																								* TIL not hand dated (Lvl 2) "TIL is not hand dated by borrowers."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
94003098	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,206.33	03/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$838.52	2.375%	360	xx	xx	VA	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	Yes	764	Not Applicable	48.311%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2022 with lender MERS as nominee for xx and recorded on xx/XX/2022 for the amount of $xx.
There are no active liens and judgments against the borrower.
Annual county taxes for the year 2021 have been paid for the amount of $3078.07. No prior year tax delinquency has been found.	According to the payment history as of xx/XX/2022, the borrower is regular with the payment and the next due date is xx/XX/2022. The last payment was received on xx/XX/2022 for the amount of $956.46xx.The monthly P&I is in the amount of $838.52 with an interest rate of 2.375%. The current UPB is reflected in PH for the amount of $xx.	xx:The current status of the loan is performing. According to the payment history as of xx/XX/2022, the borrower is regular with the payment and the next due date is xx/XX/2022. The last payment was received on xx/XX/2022 for the amount of $956.46xx.The monthly P&I is in the amount of $838.52 with an interest rate of 2.375%. The current UPB is reflected in PH for the amount of $xx.
No evidences have been found regarding the foreclosure and bankruptcy as the latest CH is missing. Unable to determine the occupancy. No borrower employment detail has been found. xx:xx:xx	Not Applicable	Appraisal (Incomplete)	Field: Age of Loan Loan Value: x Tape Value: x |---| -x |----| -xx.xxxxx% Comment: Note document reflects age of loan as x months. Tape Source: Initial Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: The note signed on x/XX/xxxx reflects the property address as xx. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Market condition addendum is missing from the loan documents."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test.
Loan estimate dated 12/XX/2021 reflects points - loan discount fee at $4,298.00. However, final CD dated 1/XX/2022 reflects points - loan discount fee at $4,312.84.
Loan estimate dated 12/XX/2021 reflects credit report fee at $72.00. However, final CD dated 1/XX/2022 reflects credit report fee at $78.30.
Loan estimate dated 12/XX/2021 reflects transfer taxes fee at $1,183.00 However, final CD dated 1/XX/2022 reflects transfer taxes fee at $1,186.80.
This is a cumulative increase in fee of $24.94 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "In VA refinance loans, there should be waiting period or GAP between of 210 days first payment date of existing mortgage which is getting paid off and between closing of our new subject loans. In this loan the waiting period is not satisfied."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.311% as the borrower’s income is $4,397.50 and total expenses are in the amount of $2,124.46 and the loan was underwritten by DU (xx) and its recommendation is “Approve/Eligible” with a DTI of 48.31%."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
35453203	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,578.14	04/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,266.45	3.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	High Rise Condo (>=9 Stories)	xx	xx	Primary	Yes	Yes	No	775	Not Applicable	43.801%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2022 shows that the subject mortgage was originated on xx/XX/2021 and was recorded on xx/XX/2021 in the amount of $xx, with MERS as nominee for xx., recorded with the Instrument# xx.

The chain of assignment has been completed. The last assignment is with MERS as nominee for xx.

No active liens and judgments have been found against borrower and property.

There are no prior year real estate delinquent taxes.	According to the payment history as of xx/XX/2022, the borrower is current with the loan. The last payment was received on xx/XX/2022 , which was applied for the due date of xx/XX/2022 and the next due date for payment is xx/XX/2022.The P&I is in the amount of $1,266.45 and PITI is in the amount of $1,822.43. The UPB reflected as per the payment history is in the amount of $xx.	xx:The current status of the loan is performing.
According to the payment history as of xx/XX/2022, the borrower is current with the loan. The last payment was received on xx/XX/2022 , which was applied for the due date of xx/XX/2022 and the next due date for payment is xx/XX/2022.The P&I is in the amount of $1,266.45 and PITI is in the amount of $1,822.43. The UPB reflected as per the payment history is in the amount of $xx.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence of damage or repairs has been found.
No evidence has been found regarding COVID-19.
The loan was originated on xx/XX/2021. The covid-19 attestation is located at “xx”.
1003 is missing from the loan file. Unable to determine the employment details. xx:xx:xx	Not Applicable	Credit Application Initial Escrow Acct Disclosure Missing or error on the Rate Lock	Field: Borrower First Name Loan Value: xx Tape Value: xx |---| |----| Comment: Borrower first name is xx Tape Source: Initial Tape Type:
Field: Subject Property Type Loan Value: xx (>=x Stories) Tape Value: Low Rise Condo (x-x Stories) Variance: Variance %: Comment: Subject property type is High Rise Condo (>=xS tories). Tape Source: Initial Tape Type:	3: Curable	* Application Missing (Lvl 3) "Final application is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial Escrow Account disclosure signed by borrower is missing from loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows borrower failed to complete homeownership counseling prior to closing."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.801% as the borrower’s income is $6,959.42.50 and total expenses are in the amount of $3,048.30 and the loan was underwritten by AUS/DU (xx) and its recommendation is “Approve/Eligible” with 43.80%."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
81676304	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,987.68	04/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,157.51	3.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	729	Not Applicable	31.085%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2022 shows that the subject mortgage was originated on xx/XX/2021 and was recorded on xx/XX/2021 in the amount of $xx, with MERS as nominee for xx., recorded with the Instrument#xx.

The chain of assignment has been completed. The last assignment is with MERS as nominee for xx.

No active liens and judgments have been found against borrower and property.

There are no prior year real estate delinquent taxes.	According to the payment history as of xx/XX/2022, the borrower is current with the loan. The last payment was received on xx/XX/2022 , which was applied for the due date of xx/XX/2022 and the next due date for payment is xx/XX/2022.The P&I is in the amount of $1,157.51 and PITI is in the amount of $1,927.86. The UPB reflected as per the payment history is in the amount of $xx.	xx:The current status of the loan is performing.
According to the payment history as of xx/XX/2022, the borrower is current with the loan. The last payment was received on xx/XX/2022 , which was applied for the due date of xx/XX/2022 and the next due date for payment is xx/XX/2022.The P&I is in the amount of $1,157.51 and PITI is in the amount of $1,927.86. The UPB reflected as per the payment history is in the amount of $xx.
The loan was originated on xx/XX/2021. The covid-19 attestation is located at “xx”.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence of damage or repairs has been found.
No evidence has been found regarding COVID-19.
1003 is missing from the loan file. Unable to determine the employment details. xx:xx:xx	Not Applicable	Credit Application Initial Escrow Acct Disclosure Missing or error on the Rate Lock	Field: Age of Loan Loan Value: x Tape Value: x |---| x |----| xx.xxxxx% Comment: updated as per review. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: -x.xxx% Variance %: -x.xxxxx% Comment: The borrower’s income is $x,xxx.xx and total expenses are in the amount of $x,xxx.xx. So calculated DTI ratio is xx.xxx%. Tape Source: Initial Tape Type:	3: Curable	* Application Missing (Lvl 3) "Final application is missing from the loan documents."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 3)     "Loan fails Compliance Ease delivery and timing test for Closing Disclosure dated 7/XX/2021. Document tracker is missing and 3 business days were added to get receipt date 7/XX/2021 which is after the Consummation date 7/XX/2021."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure signed by borrower is missing from loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows flood insurance premium update is needed. Coverage is accurate and escrow analysis is completed. File is too old for delivery to agency."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock provided expired on 07/XX/2021. However, loan closed on 07/XX/2021. No lock extension found."			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
20339538	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,620.49	03/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$909.97	3.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Secondary	Yes	Yes	No	773	Not Applicable	35.774%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 with lender MERS as nominee for xx and recorded on xx/XX/2021 for the amount of $xx.
There are no active liens and judgments against the borrower.
Annual taxes for the year 2021 have been paid for the amount of $5620.49. No prior year tax delinquency has been found.	According to the payment history as of xx/XX/2022, the borrower is regular with the payment and the next due date is xx/XX/2022. The last payment was received on xx/XX/2022 for the amount of 1484.39xx. The monthly P&I is in the amount of $909.97 with an interest rate of 3.375%. The current UPB is reflected in PH for the amount of $xx.	xx:The current status of the loan is performing. According to the payment history as of xx/XX/2022, the borrower is regular with the payment and the next due date is xx/XX/2022. The last payment was received on xx/XX/2022 for the amount of 1484.39xx. The monthly P&I is in the amount of $909.97 with an interest rate of 3.375%. The current UPB is reflected in PH for the amount of $xx.
No comments have been found regarding the foreclosure and bankruptcy. The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. Also, no comments have been found regarding the income impacted due to covid-19. The borrower is working as xx in xx LLC for 4 years. xx:xx:xx	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| x.xxx% |----| x.xxxxx% Comment: DTI ratio is xx.xxx%. Tape Source: Initial Tape Type:
																																																																																				Field: Does Lender G/L Require MI? Loan Value: Yes Tape Value: No Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "Subject approved as second home but is NOO as BWR had property listed for rent 45 days after closing."				Minimal	Not Covered	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
43099435	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,707.88	04/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$5,936.18	3.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Commercial Prop	xx	xx	Secondary	Yes	Yes	No	753	734	35.156%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 with lender MERS as nominee for xx and recorded on xx/XX/2021 for the amount of $xx.
There are no active liens and judgments against the borrower.
Taxes for the year 2021 have been paid for the amount of $3707.88. No prior year tax delinquency has been found.	According to the payment history as of xx/XX/2022, the borrower is regular with the payment and the next due date is xx/XX/2022. The last payment was received on xx/XX/2022 for the amount of $6285.17xx. The monthly P&I is in the amount of $5936.18 with an interest rate of 3.00%. The current UPB is reflected in PH for the amount of $xx.	xx:The current status of the loan is performing. According to the payment history as of xx/XX/2022, the borrower is regular with the payment and the next due date is xx/XX/2022. The last payment was received on xx/XX/2022 for the amount of $6285.17xx. The monthly P&I is in the amount of $5936.18 with an interest rate of 3.00%. The current UPB is reflected in PH for the amount of $xx.
No evidences have been found regarding the foreclosure and bankruptcy as the latest CH is missing. Unable to determine the current occupancy. The borrower is working as xx in xx for last 20 years. xx:xx:xx	Not Applicable	Initial 1003_Application Missing DU/GUS/AUS Missing Initial LE Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| -x.xxx% |----| -x.xxxxx% Comment: DTI ratio is xx.xxx%. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Commercial Prop Tape Value: Low Rise Condo (x-x Stories) Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Commercial Prop (Lvl 4) "Subject was approved as a second home but is a condo unit in MT and per tape is part of a complex rental pool and has characteristics of commercial property. Elevated for client review."
* Property Marketability Issues (Lvl 4) "Subject last purchase price of $850K on 4/XX/18. Current sales price $1.760M on 9/XX/21. No improvements noted in appraisal. Appraiser does note values have increased in last couple of years but this is more than 100% in 3 years. Elevated for client review."	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "Loan failed ComplianceEase TRID tolerance test failed due to initial loan estimate is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 3)     "Intent to proceed disclosure is missing from the loan file."
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "AUS/XX/LP is missing from the loan file."
* Missing Initial 1003_Application (Lvl 3)     "Initial application signed by the loan originator is missing from the loan file."
* Missing Initial LE (Lvl 3)     "Initial LE is missing from the loan file."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock Agreement is available in the loan file located at PG#xx but it is not signed by the borrower."			Minimal	Not Covered	Pass	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
35511398	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$25,979.45	02/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$5,075.00	3.000%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	745	Not Applicable	32.431%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 and recorded on xx/XX/2021, in the amount of $xx with MERS as nominee for xx.

There is no chain of assignment. Currently, the subject loan is with original lender xx.

There was a prior mortgage which was recorded on xx/XX/2007 in the amount of $xx with xx. Through subordination agreement recorded on xx/XX/2021, the subject mortgage is now in senior lien position.

1st county taxes of 2021 have been paid in the amount of $xx on xx/XX/2021.

2nd county taxes of 2021 have been due in the amount of $xx.

No prior year delinquent taxes have been found.	According to payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $7,262.07 which was applied for due date xx/XX/2022. The current P&I is in the amount of $5,075.00 and current PITI is in the amount of $7,262.07 with an interest rate of 3.000%. The current UPB reflected as per the payment history is in the amount of $xx.	xx:The current status of the loan is performing.

According to payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $7,262.07 which was applied for due date xx/XX/2022. The current P&I is in the amount of $5,075.00 and current PITI is in the amount of $7,262.07 with an interest rate of 3.000%. The current UPB reflected as per the payment history is in the amount of $xx.

Unable to confirm the current employment details from available documents as collection comments are missing.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found. xx:xx:xx	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| x.xxx% |----| x.xxxxx% Comment: DTI ratio is xx.xxx%. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -xx.xxx%   Variance %: -xx.xxxxx%   Comment: CLTV is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: LTV is xx.xxx%.   Tape Source: Initial   Tape Type:
																																																																																				Field: Purpose of Refinance Per Application Loan Value: Limited Cash Out (GSE definition) Tape Value: Change in Rate/Term Variance: Variance %: Comment: Updated as per Final CD. Tape Source: Initial Tape Type:	4: Unacceptable	* Closing_Disclosure violations (Lvl 4) "Per tape and file, subject note and mortgage executed on 10/XX/21 and disbursed on 10/XX/21, both prior to BWR signing CD on 10/XX/21. BWR letter in file acknowledging closing and disbursement on 10/XX/21. Reaching out to outside counsel for curing, if possible."		* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 32.431%. Tape shows subordination lien payment was not included in the DTI. DTI may rise to 52.69%. Unable to rely on docs and unable to calc ATR."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
43859416	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,383.00	03/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$371.62	4.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	32.487%	First	Commitment	Not Applicable	Not Applicable	Unavailable	$84,730.03	Unavailable	3.125%	$309.46	05/XX/2022	Unavailable	As per the review of the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2017 which was recorded on xx/XX/2017 in the amount of $xx with xx.
The chain of assignment has been completed. Currently, the mortgage is with xx which was recorded on xx/XX/2019.
No active liens and judgments against the borrower/property.
No delinquent taxes have been found.	According to the payment history as of xx/XX/2022, the borrower is delinquent for 20 months. The last payment was received on xx/XX/2022 which was applied to xx/XX/2020. The next due date for payment is xx/XX/2020. The P&I is in the amount of $371.62 and PITI is in the amount of $784.46. The UPB reflected as per the payment history is in the amount of $xx.	xx:The loan is currently is in collections. According to the payment history as of xx/XX/2022, the borrower is delinquent for 20 months. The last payment was received on xx/XX/2022 which was applied to xx/XX/2020. The next due date for payment is xx/XX/2020. The P&I is in the amount of $371.62 and PITI is in the amount of $784.46. The UPB reflected as per the payment history is in the amount of $xx.
As per the comment dated xx/XX/2021, the borrower’s income has been affected by Covid-19.
Unable to determine the current occupancy and condition of the subject property. xx:xx:xx	This is conventional fixed rate mortgage with P&I of $371.62 with the rate of interest 4.00% and a maturity date of 11/XX/2047. As per the payment history the rate of interest is 3.125.
As per collection comment dated 3/XX/2022, the loan has been modified with the new UPB in the amount of $xx with the new rate of 3.125% and the new P&I is $309.46 which is due on 5/XX/2022. As per the tape data as of 2/XX/2022, the maturity date is 4/XX/2062. The loan modification agreement is missing from the loan file.
Affiliated Business Disclosure Credit Report Initial 1003_Application Missing DU/GUS/AUS Missing Initial LE Missing or error on the Rate Lock Notice of Servicing Transfer Transmittal (1008)	Field: Application Date (Baseline script version) Loan Value: xx/XX/xxxx Tape Value: x/XX/xxxx |---| xx (Days) |----| Comment: xx/XX/xxxx. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Update as per xxxx.   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Unavailable   Tape Value: $x.xx   Variance:    Variance %:    Comment: $x.xx.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xx (Days)   Variance %:    Comment: x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: MI Coverage Amount   Loan Value: Not Applicable   Tape Value: x.xxx%   Variance:    Variance %:    Comment: x.xx%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xx (Days)   Variance %:    Comment: Update as per note.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Update as per xxxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxMxxxMMMxxMxxMMMxMxxx   Tape Value: xxxxxxxxxxxx   Variance:    Variance %:    Comment: xxxxxxxxxxxxxxxxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxMxMMMxxMxxMMMxxxMxxxx   Tape Value: xxxxxxxxxxxx   Variance:    Variance %:    Comment: xxxxxxxxxxxxxxxxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Update as per note. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "TRID tolerance test is incomplete due to initial LE is missing from loan documents."
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "AUS report is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 3)     "Initial application is missing from the loan documents."
* Missing Initial LE (Lvl 3)     "Initial loan estimate is missing from loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)     "Servicing transfer document is missing from loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3)     "Affiliated business disclosure document is missing from loan file."
* Transmittal (1008) is Missing (Lvl 3) "Final transmittal summary is missing from the loan documents"	* Cash out purchase (Lvl 2) "The subject loan is purchase case. However, final CD dated 10/XX/2017 reflects cash to in the amount of $509.04."
																																																																																								* Missing credit report (Lvl 2) "Credit Report is missing from loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
35830731	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,685.76	11/XX/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,547.37	6.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	793	706	37.642%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2020 with the lender MERS as nominee for xx in the amount of $xx which was recorded on xx/XX/2020 with instrument#xx.

There is no chain of assignment as the subject mortgage is with the original lender.

There is a civil judgment against the borrower in the favor of xx Construction in the amount of $4,633.28 which was recorded on xx/XX/2017.

County 2nd installment taxes for 2021/2022 are due in the amount of $1,842.88 on xx/XX/2022. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/XX/2022, the borrower is delinquent for 15 months with the loan. The last payment was received on xx/XX/2020 which was applied to xx/XX/2020. The next due date for payment is xx/XX/2020. The borrower pays the P&I in the amount of $1,547.37 and PITI in the amount of $1,814.23. The current UPB reflected is in the amount of $xx.	xx:As per the review of collection comments, the current status of the loan is in collections. According to the payment history as of xx/XX/2022, the borrower is delinquent for 14 months with the loan. The next due date for payment is xx/XX/2020. The current UPB reflected is in the amount of $xx. The collection comment dated xx/XX/2020 states the reason for default is the borrower’s income was impacted by the covid-19 pandemic. The servicer provided an FB which ran and was extended several times from xx/XX/2020 to xx/XX/2022. The collection comment dated xx/XX/2021 states the subject property is owner-occupied. No comments have been found regarding the subject property condition. xx:xx:xx	Not Applicable	Missing DU/GUS/AUS Missing or error on the Rate Lock	Field: Application Date (Baseline script version) Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx |---| xx (Days) |----| Comment: Application reflects date is x/XX/xxxx. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: The borrower’s income is $x,xxx.xx and total expenses are in the amount of $x,xxx.xx. DTI reflects xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $x.xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Forbearance Plan Start Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xxx (Days)   Variance %:    Comment: FB start date xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: MI Coverage Amount   Loan Value: Not Applicable   Tape Value: x.xxx%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xx (Days)   Variance %:    Comment: Note document reflects date is x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Collateral value used for underwriting:$xx. Loan amount: $xx. LTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxMMMMMx   Tape Value: xxxxxxxxxxxx   Variance:    Variance %:    Comment: Payment history String reversed is xxxxxxxxxxxxxxxxxxxMMMMMxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xMMMMMxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxx   Variance:    Variance %:    Comment: Payment history String reversed is xMMMMMxxxxxxxxxxxxxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx Variance: -xxxx (Days) Variance %: Comment: Note document reflects stated maturity date as x/XX/xxxx. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan fails qualified mortgage lending policy points and fees test due to fees charged $7,716.62. Exceeds fees threshold of $7,553.56. Over by +$163.06.
The below fees were included in the test:
Administration Fee paid by Borrower: $1,350.00
Mortgage Broker Fee (Indirect) $5,729.96
Points - Loan Discount Fee paid by Borrower: $636.66"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 2/XX/2020 reflects points - loan discount fee at $140.00. However, final CD dated 2/XX/2020 reflects points - loan discount fee at $636.66. This is an increase in fee of $496.66 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

Loan failed charges than in total cannot increase more than 10% tolerance test. LE dated 2/XX/2020 reflects the sum of section C fees and recording fee at $1,848.00. However, final CD dated 2/XX/2020 reflects the sum of section C and recording fee at $2,395.00. This is a cumulative increase of $362.20 for charges that in total cannot increase more than 10% test. Valid COC for the increase in fee is missing from the loan documents."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to Fees charged $7,716.62. Exceeds Fees threshold of $7,553.56. Over by +$163.06.
The below fees were included in the test:
Administration Fee paid by Borrower: $1,350.00
Mortgage Broker Fee (Indirect) $5,729.96
Points - Loan Discount Fee paid by Borrower: $636.66"
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows loan had an EPD. No further details available."
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "AUS report is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed qualified mortgage safe harbor threshold test due to APR calculated 6.229%. Exceeds APR threshold of 5.030%. Over by +1.199%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed higher-priced mortgage loan test due to APR calculated 6.229%. Exceeds APR threshold of 5.030%. Over by +1.199%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed.

																																																																																								Loan failed CA AB 260 higher-priced mortgage loan test due to APR calculated 6.229%. Exceeds APR threshold of 5.030%. Over by +1.199%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value: Date: Type:Desk Review	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
29837529	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,271.88	02/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$978.60	4.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	711	742	49.678%	First	Short Form Policy	Not Applicable	Not Applicable	03/XX/2022	$210,588.99	Not Applicable	2.875%	$738.78	04/XX/2022	Financial Hardship	As per the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2018 and recorded on xx/XX/2018 in the amount of $xx MERS as nominee for xx with Instrument#2018-xx|Book/Page#xx/.

There is no chain of assignment as the subject mortgage is with the original lender MERS as nominee for xx.

No active judgments or liens have been found against the borrower.
Annual combined taxes of 2021 have been paid on xx/XX/2021 in the amount of $3,271.88.	According to the payment history as of xx/XX/2022, the borrower is current with the loan. The last payment was received on xx/XX/2022 which was applied for the due date of xx/XX/2020. However, the loan was modified on xx/XX/2022 and the next due date for payment is xx/XX/2022. The P&I is in the amount of $738.78 and PITI is in the amount of $1,163.40. The UPB reflected as per the payment history is in the amount of $xx.	xx:As per the comment history, the current status of the loan is performing.
According to the payment history as of xx/XX/2022, the borrower is current with the loan. The last payment was received on xx/XX/2022 which was applied for the due date of xx/XX/2020. However, the loan was modified on xx/XX/2022 and the next due date for payment is xx/XX/2022. The P&I is in the amount of $738.78 and PITI is in the amount of $1,163.40. The UPB reflected as per the payment history is in the amount of $xx.
As per the comment dated xx/XX/2021, the reason for default is curtailment of income.
No evidence has been found regarding damage or repairs in the latest servicing comments. xx:xx:xx	According to the modification, the loan was modified on xx/XX/2022 between the borrower and the lender. The new modified principal balance as per modification is in the amount of $xx with interest rate starting at 2.875 % and the borrower promises to pay P&I in the amount of $738.78 beginning from 4/XX/2022. The maturity date as per modification is 3/XX/2062. The interest-bearing amount is $xx. There are no deferred balance and principal forgiven amount.	Credit Application Missing or error on the Rate Lock	Field: Application Date (Baseline script version) Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx |---| xx (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value: Collections, >= xxx Days   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $x.xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Forbearance Plan Start Date   Loan Value: x/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: -xxx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: MI Coverage Amount   Loan Value: Not Applicable   Tape Value: x.xxx%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xx (Days)   Variance %:    Comment: Note reflects original date is x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xxxxxxxxxxxxxxxxxxxxxxxx Tape Value: xxxxxxxxxxxx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Application Missing (Lvl 3) "Final Application signed by borrower is missing from loan documents."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges than in total cannot increase more than 10% tolerance test. LE dated 2/XX/2018 reflects the sum of Section C fees and Recording fee at $1,695.08. However, CD dated 3/XX/2018 reflects the sum of Section C and Recording fee at $1,589.50. This is a cumulative increase of +$105.58 for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents.

Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 02/XX/2018 reflects Points - Loan Discount Fee at $ $398.00. However, CD dated 03/XX/2018 reflects Points - Loan Discount Fee at $672.28. This is an increase in fee of +$274.28 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 02/XX/2018 reflects Appraisal Fee at $485.00. However, CD dated 03/XX/2018 reflects Appraisal Fee at $640.00. This is an increase in fee of +$155.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by borrower is missing from loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.678% as the borrower’s income is $2,896.40 and total expenses are in the amount of $1,438.88 and the loan was underwritten by DU (xx) and its recommendation is “Approve/Eligible” with a DTI of 49.678%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
13690329	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$9,894.00	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,290.42	2.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	777	Not Applicable	42.902%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 and recorded on xx/XX/2021 in the amount of $xx MERS as nominee for xx with Instrument#xx|Book/Page#427/866.

There is no chain of assignment as the subject mortgage is with the original lender MERS as nominee for xx.

There are two state tax liens again the borrower in the favor of State of xx which were recorded on xx/XX/2022.

2nd installment town taxes of 2022 are due on xx/XX/2022 in the amount of $4,947.00.	According to the payment history as of xx/XX/2022, the borrower is currently delinquent for 7 months. The loan was originated with the first payment due on xx/XX/2021. The P&I is in the amount of $2,290.42. The UPB reflected as per the payment history is in the amount of $xx.	xx:As per the comment history, the current status of the loan is in collections.
According to the payment history as of xx/XX/2022, the borrower is currently delinquent for 7 months. The loan was originated with the first payment due on xx/XX/2021. The P&I is in the amount of $2,290.42. The UPB reflected as per the payment history is in the amount of $xx.
As per the comment dated xx/XX/2021, the reason for default is curtailment of income.
No evidence has been found regarding damage or repairs in the latest servicing comments.
As per the 1003, the borrower is working at the xx as a xx from 20.0 years. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Application Date (Baseline script version) Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx |---| xx (Days) |----| Comment: Final application reflects date as x/XX/xxxx. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: The borrower’s income is $xx and total expenses are in the amount of $x,xxx.xx. DTI reflects xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $x.xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Forbearance Plan Start Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -x (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: MI Coverage Amount   Loan Value: Not Applicable   Tape Value: x.xxx%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xx (Days)   Variance %:    Comment: Note document reflects date as x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxMxxMMx   Tape Value: xxxxxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xMMxxMxx Tape Value: xxxxxxxxxxxx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "Loan failed the New Jersey mortgage banker or correspondent mortgage banker license prohibited fees test. The below fees were included in the test:
Attorney's Fee paid by Borrower: $1,000.00
Title - Title Services paid by Borrower: $190.00
Title - UCC Preparation Fee paid by Borrower: $25.00"
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
27493008	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$5,329.79	$4,140.64	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,889.78	3.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	4 Family	xx	xx	Investor	Yes	Yes	No	738	Not Applicable	26.102%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The updated title report dated xx/XX/2022 shows that the mortgage was originated on xx/XX/2021 with xx, in the amount of $xx. The subject mortgage was recorded on xx/XX/2021 with the instrument # xx.
The first installments of county taxes for the year 2021 have been paid in the amount of $2070.33.
The second installments of county taxes for the year of 2021 are due in the amount of $2070.31 for the due date of xx/XX/2022. The first installments of supplemental county taxes for the year of 2021 are delinquent in the amount of $5329.79 for the good through date of xx/XX/2022. The second installments of supplemental county taxes for the year of 2021 are due in the amount of $4845.26 for the good through date of xx/XX/2022.
The current ownership is vested in the name of xx Osom xx.	The review of the payment history shows that the borrower is currently delinquent from more than 8 months and the next due date is for xx/XX/2021. The last payment was received in the amount of $3,889.78, which was applied for xx/XX/2021. The UPB stated in the payment history is $xx. xx P&I is $3,889.78 and PITI is $3,889.78, with the interest rate of 3.750%.	xx:The review of comment history shows that the loan is in collection. The comment history dated xx/XX/2022 shows that the borrower’s income has been impacted by covid. The borrower is currently delinquent from more than 8 months and the next due date is for xx/XX/2021. The last payment was received in the amount of $3,889.78, which was applied for xx/XX/2021. The UPB stated in the payment history is $xx. xx P&I is $3,889.78 and PITI is $3,889.78, with the interest rate of 3.750%. The property is owner occupied. No damage or repair to the property has been found. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Application Date (Baseline script version) Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx |---| xx (Days) |----| Comment: Final application reflects date is x/XX/xxxx. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: No discrepancies.   Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Collections   Tape Value: Collections, >= xxx Days   Variance:    Variance %:    Comment: No discrepancies.   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $x.xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: No discrepancies.   Tape Source: Initial   Tape Type:
Field: Forbearance Plan Start Date   Loan Value: Unavailable   Tape Value: x/XX/xxxx   Variance:    Variance %:    Comment: No discrepancies.   Tape Source: Initial   Tape Type:
Field: MI Coverage Amount   Loan Value: Not Applicable   Tape Value: x.xxx%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xx (Days)   Variance %:    Comment: Note reflects original note date is x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xmmxxmmmm   Tape Value: xxxxxxxxxxxx   Variance:    Variance %:    Comment: The pay history string is mmmmmmmmmmm.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: mmmmxxmmx Tape Value: xxxxxxxxxxxx Variance: Variance %: Comment: The pay history string is mmmmmmmmmmm. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows borrower was delinquent at or before delivery. No further details available."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan document."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
17019051	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,587.51	12/XX/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,001.37	3.125%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	753	Not Applicable	44.295%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2020 which recorded on xx/XX/2020 in the amount of $xx with xx.
There is no chain of assignment as the subject mortgage is with the original lender xx.
Active liens and judgments against the borrower/property:
UCC financing statement against the borrower recorded on xx/XX/2020 in favor of CCU. However, the amount of lien is unavailable.
No delinquent taxes have been found.	According to the payment history as of xx/XX/2022, the borrower is delinquent for 14 months. The last payment was received on xx/XX/2020 which was applied to xx/XX/2020. The next due date for payment is xx/XX/2021. The P&I is in the amount of $2,001.37 and PITI is in the amount of $2,253.96. The UPB reflected as per the payment history is in the amount of $xx.	xx:The loan is currently is in collections. According to the payment history as of xx/XX/2022, the borrower is delinquent for 14 months. The last payment was received on xx/XX/2020 which was applied to xx/XX/2020. The next due date for payment is xx/XX/2021. The P&I is in the amount of $2,001.37 and PITI is in the amount of $2,253.96. The UPB reflected as per the payment history is in the amount of $xx.
As per the comment dated xx/XX/2021, the borrower’s income has been affected by Covid-19.
Unable to determine the current occupancy and condition of the subject property.
As per the 1003 document the borrower is an owner of xx for 9.6 years. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Application Date (Baseline script version) Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx |---| xx (Days) |----| Comment: updated as per final application. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Updated as per document.   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $x.xx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: MI Coverage Amount   Loan Value: Not Applicable   Tape Value: x.xxx%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xx (Days)   Variance %:    Comment: Updated as per note date.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxMMMMMxMMMMxxxxM   Tape Value: xxxxxxxxxxxx   Variance:    Variance %:    Comment: Payment history string is xxxxxxxxxxxxxxxxxxMMMMMM.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MxxxxMMMMxMMMMMxxxxxxxxx   Tape Value: xxxxxxxxxxxx   Variance:    Variance %:    Comment: Payment history string reversed is xxxxxxxxxxxxxxxxxxMMMMMM.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: As per the note the address is xx Tape Source: Initial Tape Type:	4: Unacceptable	* Property Marketability Issues (Lvl 4) "Tape shows appraisal value not supported and further details not provided. Appraisal in file shows comps used have large adjustments up and down to arrive at value. Subject is located in a in a subdivision but comps are beyond the area."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Initial loan estimate delivery date test due to initial LE dated 7/XX/2020 and delivered on 7/XX/2020 which is more than 3 business days from initial application date 6/XX/2020."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test and charges that in total cannot increase more than 10% tolerance test due to loan failed initial LE estimate delivery and timing test. Initial LE dated 07/XX/2020 delivered on 07/XX/2020 which is more than 3 business days from initial application date 06/XX/2020."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase TILA Test Failed (Lvl 2) "Finance charge disclosed on Final CD as $xx. Calculated finance charge is $xx for an under disclosed amount of $50.00. Reason for Finance charge under disclosure is unknown as the Fee Itemization is missing. Subject loan is a refinance, originated on 08/XX/2020 and the SOL is 3 years."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.295%, the borrower’s income is $7,350.70 and total expenses are in the amount of $3,308.95 and the loan was underwritten by LP (xx) and its recommendation is Accept with a DTI of 44%."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
15069883	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,353.10	03/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,136.61	3.250%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	631	671	50.905%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 with the lender MERS as nominee for xx in the amount of $xx which was recorded on xx/XX/2021 with instrument#2021-xx.

There is no chain of assignment as the subject mortgage is with the original lender.

No active judgments or liens have been found against the borrower/subject property.

No prior year’s delinquent taxes have been found.	According to the payment history as of xx/XX/2022, the borrower is current with the loan. The last payment was received on xx/XX/2022 which was applied to xx/XX/2022. The next due date for payment is xx/XX/2022. The borrower pays the P&I in the amount of $2,136.61 and PITI in the amount of $2,898.13. The current UPB reflected is in the amount of $xx.	xx:As per the review of collection comments, the current status of the loan is performing. According to the payment history as of xx/XX/2022, the borrower is current with the loan. The next due date for payment is xx/XX/2022. The current UPB reflected is in the amount of $xx. No comments have been found regarding the borrower’s income was impacted by the covid-19 pandemic. No comments have been found regarding the subject property condition. As per the final loan application, the borrower is working at xx as a xx for 5 years. xx:xx:xx	Not Applicable	Mortgage Insurance	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| -x.xxx% |----| -x.xxxxx% Comment: This loan has a qualified mortgage DTI of xx.xxx%, the borrower's income was $x,xxx.xx and total expenses are in the amount of $x,xxx.xx. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Mortgage Insurance is missing from the loan documents.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: This loan has a qualified mortgage Housing Ratio per U/W of xx.xxx%, the borrower's income was $x,xxx.xx and total expenses are in the amount of $x,xxx.xx.   Tape Source: Initial   Tape Type:
Field: Number Of Units   Loan Value: x   Tape Value: x   Variance: -x   Variance %: -xx.xxxxx%   Comment: Appraisal reflect number of units are x.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. CLTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: x.xxx% Variance %: x.xxxxx% Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. LTV = xx.xxx%. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase 0% tolerance test and charges that in total cannot increase more than 10% tolerance test due to loan failed initial LE estimate delivery and timing test. Initial LE dated 06/XX/2021 delivered on 06/XX/2021 which is more than 3 business days from initial application date 06/XX/2021."
* MI, FHA or MIC missing and required (Lvl 3) "Mortgage insurance certificate is missing from loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 50%. Seller tape shows borrower was not employed at the time of closing and he started his new job on 7/XX/2021 and then lost that job as well. Unable to rely on document in file and unable to calculate ATR"
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 50.905% as the borrower’s income is $7,009.00 and total expenses are in the amount of $3,567.92 and the loan was underwritten by DU (Locator#xx) and its recommendation is Approve/Eligible with a DTI of 50.905%."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
86290831	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,075.44	04/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$929.43	3.250%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	690	647	32.313%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 and recorded on xx/XX/2021, in the amount of $xx with MERS as nominee for xx.

There is no chain of assignment. Currently, the subject loan is with original lender xx.

There is one junior mortgage active in the favor of xx Corporation in the amount of $6,000.00, originated on xx/XX/2021 and recorded on xx/XX/2021.

Annual combined taxes of 2021 have been paid in the amount of $1,053.93 on xx/XX/2021.

No prior year delinquent taxes have been found.	According to payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $1,356.65 which was applied for due date xx/XX/2022. The current P&I is in the amount of $929.43 and current PITI is in the amount of $1,356.65 with an interest rate of 3.250%. The current UPB reflected as per the payment history is in the amount of $xx.	xx:The current status of the loan is performing.

According to payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $1,356.65 which was applied for due date xx/XX/2022. The current P&I is in the amount of $929.43 and current PITI is in the amount of $1,356.65 with an interest rate of 3.250%. The current UPB reflected as per the payment history is in the amount of $xx.

As per final application, the borrower xx is working at xx as xx for 4.1 years.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found. xx:xx:xx	Not Applicable	Mortgage Insurance	Field: Age of Loan Loan Value: x Tape Value: xx |---| -x |----| -xx.xxxxx% Comment: Age of loan is x. Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Collateral Value used for Underwriting:$xx. Amount of Secondary Lien(s):$x,xxx.xx. Loan Amount: $xx. LTV = xx.xxx%. CLTV=xxx.xxx%.   Tape Source: Initial   Tape Type:
																																																																																				Field: Original Standard LTV (OLTV) Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: x.xxx% Variance %: x.xxxxx% Comment: Collateral Value used for Underwriting:$xx. Loan Amount: $xx. LTV = xx.xxx%. Tape Source: Initial Tape Type:	4: Unacceptable	* Property Marketability Issues (Lvl 4) "Tape shows subject had a flip issue. Appraisal shows prior sale 2/XX/21 for $125K and subject appraisal 5/XX/21 for $220K. No reasons provided for increase in less than 3 mos, no noticeable improvements. Comps appear to be superior to subject. Elevated for client review."	* MI, FHA or MIC missing and required (Lvl 3) "MI certificate is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
263383	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$402.78	03/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$730.75	3.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	Manufactured Housing	xx	xx	Secondary	Yes	Yes	No	706	671	28.658%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 with lender MERS as nominee for xx and recorded on xx/XX/2021 for the amount of $xx.
There are no active liens and judgments against the borrower.
Annual taxes for the year 2021 have been paid for the amount of $402.78. No prior year tax delinquency has been found.	According to the payment history as of xx/XX/2022, the borrower is regular with the payment and the next due date is xx/XX/2022. The last payment was received on xx/XX/2022 for the amount of $1043.06xx. The monthly P&I is in the amount of $730.75 with an interest rate of 3.875%. The current UPB is reflected in PH for the amount of $xx.	xx:The current status of the loan is performing. According to the payment history as of xx/XX/2022, the borrower is regular with the payment and the next due date is xx/XX/2022. The last payment was received on xx/XX/2022 for the amount of $1043.06xx. The monthly P&I is in the amount of $730.75 with an interest rate of 3.875%. The current UPB is reflected in PH for the amount of $xx.
No evidences have been found regarding the foreclosure and bankruptcy as the latest CH is missing. Unable to determine the occupancy. The borrower is working as xx in xx for 4 years. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: x Tape Value: x |---| -x |----| -xx.xxxxx% Comment: Note document reflexcts age of loan as x months. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: The borrower’s income is $xx and total expenses are in the amount of $X,XXX.XX x,xxx.xx. DTI reflects xx.xx%.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate) Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: -x.xxx% Variance %: -x.xxxxx% Comment: The borrower’s income is $xx and total PITIA is $x,xxx.xx. Housing ratio reflects xx.xxx%. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Subject loan was approved by DU at a DTI of 28.66% & its recommendation is refer with caution. Tape shows loan closed with wrong AUS."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Property is Manufactured Housing (Lvl 2) "The subject property type is manufactured home.
As per the appraisal report located at "xx the subject property type is manufactured home with VIN#xx.
																																																																																								There is final title policy in file but does not show ALTA 7 document in the loan file. The home is permanently affixed. The manufactured home rider attached with recorded mortgage located at xx shows the VIN#xx."		Minimal	Not Covered	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
45243583	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$83.68	$167.36	04/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,757.58	3.875%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	588	Not Applicable	51.671%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 and recorded on xx/XX/2021, in the amount of $xx with MERS as nominee for xx.

There is no chain of assignment. Currently, the subject loan is with original lender xx.

There is a prior judgment in favor of xx which was recorded on xx/XX/2015, in the amount of $xx. However, the defendant’s name does not match with the subject borrower.

1st county taxes of 2021 have been paid in the amount of $83.68 on xx/XX/2021.

2nd county taxes of 2021 have been delinquent in the amount of $83.68 and the good through date is xx/XX/2022.	According to payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $2,250.94 which was applied for due date xx/XX/2022. The current P&I is in the amount of $1,757.58 and current PITI is in the amount of $2,250.94 with an interest rate of 3.875%. The principal amount of $xx has been applied on xx/XX/2022. The current UPB reflected as per the payment history is in the amount of $xx.	xx:According to servicing comments, the current status of the loan is performing.

According to payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $2,250.94 which was applied for due date xx/XX/2022. The current P&I is in the amount of $1,757.58 and current PITI is in the amount of $2,250.94 with an interest rate of 3.875%. The principal amount of $6,428.39 has been applied on xx/XX/2022. The current UPB reflected as per the payment history is in the amount of $xx.

As per final application, the borrower xx is working at xx for 4 years.

No comment pertaining to the damage on the subject property has been observed.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found. xx:xx:xx	Not Applicable	Appraisal (Incomplete) Mortgage Insurance Notice of Servicing Transfer	Field: Age of Loan Loan Value: x Tape Value: x |---| -x |----| -xx.xxxxx% Comment: Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "Appraisal report dated 11/XX/2021 is subject to completion of construction of the property. 1004D update/completion report is missing from loan file. Final CD does not reflect any holdback."	* ComplianceEase Exceptions Test Failed (Lvl 3) "1. This loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

2. This loan failed the closing or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date).

3. This loan failed the revised closing disclosure delivery date test (waiting period required). The revised closing disclosure delivery requires a new waiting period and the revised closing disclosure receipt date is provided and the revised closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan failed the charges that cannot increase test. Missing valid COC for a total fee increased of $1,489.00 on PCCD dated 12/XX/2021. There is a total fee increased of $1,489.00 for a non-shoppable fee which exceeded the 0% tolerance for non-shoppable fees."
* MI, FHA or MIC missing and required (Lvl 3)     "FHA MI certificate is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3) "Notice of servicing transfer disclosure is missing from the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at the DTI of 51.671%. Tape shows BWR income was not validated. Further details are not provided to confirm the same. Unable to rely on the documents in the loan file and unable to calculate ATR."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "CE risk indicator is "moderate" since this loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule as the loan is failed for QM safe harbor threshold test since an APR (4.868%) exceeded APOR (4.700%) by 0.168% & APR threshold is 4.700%. HPML disclosure signed by the borrower is missing from the loan file and the subject loan is escrowed."
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed the TRID total of payments test. Total of payment calculated $xx exceeds disclosed total of payment of $xx over by $1,795.19. Subject loan is a purchase, originated on 12/XX/2021 and the SOL is 1 year."
* Higher Price Mortgage Loan (Lvl 2)     "Loan failed higher priced mortgage loan test due to APR charged 4.739% exceeds APR threshold of 4.700% over by +0.039%. Signed HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 51.67% as the borrower’s income is $6,398.00 and the total expenses are in the amount of $3,305.94 and the loan was underwritten by AUS/DU xx & its recommendation is “Approve/Eligible” and DTI is showing in it as 51.67%."		Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
24187343	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$2,770.17	03/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,132.12	2.990%	300	xx	xx	Conventional	Fixed	Cash Out	xx	Unavailable	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Not Applicable	Primary	Yes	Yes	No	643	Not Applicable	21.343%	First	Unavailable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	There is an active mortgage which was recorded prior to the subject mortgage. The prior mortgage was recorded on xx/XX/2021 in the amount of $xx with MERS as nominee for xx.
Annual combined taxes of 2021/2022 have been paid in the amount of $2,770.17 on xx/XX/2021.

No prior year delinquent taxes have been found.	According to payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $1,577.27 which was applied for due date xx/XX/2022. The current P&I is in the amount of $1,132.12 and current PITI is in the amount of $1,577.27 with an interest rate of 2.990%. The current UPB reflected as per the payment history is in the amount of $xx.	xx:According to servicing comments, the current status of the loan is performing.

According to payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $1,577.27 which was applied for due date xx/XX/2022. The current P&I is in the amount of $1,132.12 and current PITI is in the amount of $1,577.27 with an interest rate of 2.990%. The current UPB reflected as per the payment history is in the amount of $xx.

As per final application, the borrower xx is working at xx as xx for 20 years.

Covid-19 attestation is available in the loan file located at “xx”.

No comment pertaining to the damage on the subject property has been observed.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found. xx:xx:xx	Not Applicable	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Original Note Doc Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -x (Days)   Variance %:    Comment: Note documents shows note date is x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -xx.xxx%   Variance %: -xx.xxxxx%   Comment: Collateral Value used for Underwriting: $xxx.xxx.xx Loan Amount: $xx LTV =xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value:xx Tape Value: xx Variance: Variance %: Comment: Original note document reflects property address street is xx. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan fails Qualified Mortgage Lending Policy points and fees test due to Fees charged $6,890.50 Exceeds Fees threshold of $6,885.84 over by +$4.66.
The below fees were included in the test:
Loan Origination Fee paid by Borrower: $895.00
Mortgage Broker Fee paid by Borrower: $5,408.00
Relock Fee paid by Borrower: $587.50"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 4/XX/2021 does not reflect Relock fee. However, CD dated 6/XX/2021 reflects Relock fee at $597.50. This is an increase in fee of $587.50 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 04/XX/2021 reflects Transfer Taxes fee at $465.00. However, CD dated 07/XX/2021 reflects Transfer Taxes fee at $490.00. This is an increase in fee of +$25.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to Fees charged $6,890.50 Exceeds Fees threshold of $6,885.84 over by +$4.66.
The below fees were included in the test:
Loan Origination Fee paid by Borrower: $895.00
Mortgage Broker Fee paid by Borrower: $5,408.00
Relock Fee paid by Borrower: $587.50"
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Seller tape reflects following issue, appraisal requirements were not met the subject mortgage was completed as a cash-out refinance with no appraisal. LPA evaluation was $342k result in an LTV of 70%. The market value estimate shown on UCDP appraisal was $258k with the LTV of 93%. PIW disclosure is located on pg 231 and FMV disclosure is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
52981004	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,142.47	04/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$319.41	2.375%	360	xx	xx	FHA	Fixed	Refinance	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	593	Not Applicable	37.782%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2022 with lender MERS as nominee for xx and recorded on xx/XX/2022 for the amount of $xx. There are no active liens and judgments against the borrower. Annual taxes for the year 2021 have been paid for the amount of $1142.47. No prior year tax delinquency has been found.	According to the payment history as of xx/XX/2022, the borrower is regular with the payment and the next due date xx/XX/2022. The last payment was received on xx/XX/2022 for the amount of $627.90xx. The monthly P&I is in the amount of $319.41 with an interest rate of 2.375%. The current UPB is reflected in PH for the amount of $xx.	xx:The current status of the loan is performing. According to the payment history as of xx/XX/2022, the borrower is regular with the payment and the next due date xx/XX/2022. The last payment was received on xx/XX/2022 for the amount of $627.90xx. The monthly P&I is in the amount of $319.41 with an interest rate of 2.375%. The current UPB is reflected in PH for the amount of $xx. No comments have been found regarding the foreclosure and bankruptcy. The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. Also, no comments have been found regarding the income impacted due to covid-19. The borrower is working as xx in xx for 14 years. xx:xx:xx	Not Applicable	Mortgage Insurance	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Original Note Doc Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -x (Days)   Variance %:    Comment: Updated as per note.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Updated as per xxxx.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx  Tape Value: xx   Variance:    Variance %:    Comment: Updated as per note.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: No Cash-Out Tape Value: Change in Rate/Term Variance: Variance %: Comment: Updated as per xxxx. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan fails qualified mortgage points and fees test due to fees charged $3,800.40 fees threshold $3,445.00 over by +$355.40. The below fees were included in the test: Loan Origination Fee paid by Borrower: $895.00 Points - Loan Discount Fee paid by Borrower: $2,905.40"
* GSE Points and Fees Test Violations (Lvl 3)     "Loan failed the GSE QM points and fees test due to fees charged: $3,800.40 fees threshold : $3,445.00 over by +$355.40.  The following fees were included in the test:  Loan Origination Fee paid by Borrower: $895.00 Points - Loan Discount Fee paid by Borrower: $2,905.40"
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows that loan is uninsured as the appraisal report dated 8/XX/2021 expired before closing date 1/XX/2022. 1004D report dated 11/XX/2021 was performed to verify any decline in the property value since the original appraisal and as per 1004D there was no decline in the property value."
* Rebuttable Presumption - defined by loan findings (Lvl 3) "Loan failed the FHA QM rebuttable presumption test due to fees charged: $3,800.40 fees threshold : $3,308.00 over by +$492.40. The following fees were included in the test: Loan Origination Fee paid by Borrower: $895.00 Points - Loan Discount Fee paid by Borrower: $2,905.40"	* Compliance Testing (Lvl 2) "Loan failed FHA QM safe harbor test due to APR charged 3.498% APR threshold 5.101% variance -1.603%."
																																																																																								* MI, FHA or MIC missing and required (Lvl 2) "MI certificate is missing from the loan documents."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
4380019	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$685.60	$23,680.35	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$6,123.62	2.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	753	787	42.334%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2020 with lender MERS as nominee for xx, and recorded on xx/XX/2021 for the amount of xx.
There are no active liens and judgments against the borrower.
Taxes for the year 2021-2022 have been paid for the amount of $xx. However, the supplemental taxes for the year 2020-2021 are delinquent for the amount of $685.60 with the good through as xx/XX/2022.	According to the payment history tape xx/XX/2022, the borrower is regular with the payment and the next due date per tape is xx/XX/2022. The monthly P&I per tape is in the amount of $6,123.62 with an interest rate of 2.750%. The current UPB per tape is in the amount of $xx.	xx:The current status of the loan is performing. According to the payment history tape xx/XX/2022, the borrower is regular with the payment and the next due date per tape is xx/XX/2022. The monthly P&I per tape is in the amount of $6,123.62 with an interest rate of 2.750%. The current UPB per tape is in the amount of $xx.
No evidences have been found regarding the foreclosure and bankruptcy. The occupancy is unable to be determined. The borrower is working as xx in xx for more than 10 years. xx:xx:xx	Not Applicable	Field: Original Note Doc Date Loan Value: xx/XX/xxxx Tape Value: x/XX/xxxx |---| -x (Days) |----| Comment: Note document reflects date as xx/XX/xxxx. Tape Source: Initial Tape Type:
Field: Original Stated P&I   Loan Value: $xxxx.xx   Tape Value: $xxxx.xx   Variance: $-xxxx.xx   Variance %: -xx.xxxxx%   Comment: The note signed on xx/XX/xxxx reflects the original stated P&I as $x,xxx.xx.   Tape Source: Initial   Tape Type:
Field: Property City   Loan Value: Chatsworth   Tape Value: Los Angeles   Variance:    Variance %:    Comment: The note signed on xx/XX/xxxx reflects the property city as Chatsworth.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Update as per document. Tape Source: Initial Tape Type:	4: Unacceptable	* Compliance Testing (Lvl 4) "Seller defect and review of the loan reflects this loan failed the post-consummation cure reimbursement and revised closing disclosure delivery date test due to the post-consummation revised closing disclosure delivery date (04/XX/2021) is more than 60 calendar days after the consummation date (12/XX/2020)."	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase 0% tolerance test. Initial loan estimate dated 12/XX/2020 does not reflects Points - Loan Discount Fee. However, final CD dated 12/XX/2020 reflects Points - Loan Discount Fee at $7,500.00. This is an increase in fee of $7,500.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

Loan failed charges than in total cannot increase more than 10% tolerance test. LE dated 12/XX/2020 reflects the sum of section C fees and recording fee at $183.00. However, CD dated 12/XX/2020 reflects the sum of section C and recording fee at $275.00. This is a cumulative increase of $73.70 for charges that in total cannot increase more than 10% test. Final CD dated 12/XX/2020 reflects specific credit of $73.70 for increase in closing costs above legal limit however specific lender credit is not getting tested for cure."
																																																																																							* Intent to Proceed Missing (Lvl 3) "The borrower's intent to proceed is missing in loan file."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
23265656	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$5,545.96	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,376.79	2.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	746	746	48.707%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2020 and recorded on xx/XX/2020, in the amount of $xx with MERS as nominee for xx.

There is no chain of assignment. Currently, the subject loan is with original lender xx.

No active judgments or liens have been found.

Annual combined taxes of 2021 have been paid in the amount of $5,324.12 on xx/XX/2021.

No prior year delinquent taxes have been found.	According to payment history tape data as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received in the amount of $1,376.79 which was applied for due date xx/XX/2022. However, unable to determine last payment received date. The current P&I is in the amount of $1,376.79 with an interest rate of 2.750%. The current UPB reflected as per the payment history tape data is in the amount of $xx.	xx:According to servicing comments, the current status of the loan is performing.

According to payment history tape data as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received in the amount of $1,376.79 which was applied for due date xx/XX/2022. However, unable to determine last payment received date. The current P&I is in the amount of $1,376.79 with an interest rate of 2.750%. The current UPB reflected as per the payment history tape data is in the amount of $xx.

As per final application, the borrower xx is self-employed. He is the xx of xx for 5.05 years.

No comment pertaining to the damage on the subject property has been observed.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found. xx:xx:xx	Not Applicable	Missing Dicsloures Missing or error on the Rate Lock	Field: Housing Ratio per U/W (Initial Rate) Loan Value: xx.xxx% Tape Value: xx.xxx% |---| -xx.xxx% |----| -xx.xxxxx% Comment: The borrower’s income is $x,xxx.xx and present primary housing expenses are in the amount of $x,xxx.xx. So calculated housing ratio is xx.xxx%. Tape Source: Initial Tape Type:
Field: Original Stated P&I   Loan Value: $xxxx.xx   Tape Value: $xxxx.xx   Variance: $-xxx.xx   Variance %: -xx.xxxxx%   Comment: Original note document reflects stated P&I as $x,xxx.xx.   Tape Source: Initial   Tape Type:
Field: Property City Loan Value: xx Tape Value: Broward Variance: Variance %: Comment: Note document reflects property city name as xx. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed TRID tolerance test charges that cannot increase 0% and charges that in total cannot increase more than 10% test due to loan failed Initial LE estimate delivery and timing test. Initial LE dated 11/XX/2020 which is digitally received on 11/XX/2018 which is more than 3 business days from initial application date 11/XX/2020."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 3) "Home loan toolkit is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan approved at 48.707%. Tape shows SE income miscalculation may push DTI to over 73.81%. Further details not provided. Unable to rely on docs in file and unable to calc ATR."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.707%, the borrower’s income is $9,090.94 and total expenses are in the amount of $4,427.96 and the loan was underwritten by DU xx and its recommendation is “Approve/Eligible” with a DTI of 48.71%."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
20410753	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,969.32	01/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,532.73	3.187%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Commercial Prop	xx	xx	Primary	Yes	Yes	No	763	Not Applicable	18.288%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2020 and recorded on xx/XX/2020, in the amount of $xx with MERS as nominee for xx.

There is no chain of assignment. Currently, the subject loan is with original lender xx.

No active judgments or liens have been found.

Annual combined taxes of 2021 have been paid in the amount of $3,969.32 on xx/XX/2021.

No prior year delinquent taxes have been found.	According to payment history tape data as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received in the amount of $1,532.73 which was applied for due date xx/XX/2022. However, unable to determine last payment received date. The current P&I is in the amount of $1,532.73 with an interest rate of 3.187%. The current UPB reflected as per the payment history is in the amount of $xx.	xx:According to servicing comments, the current status of the loan is performing.

According to payment history tape data as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received in the amount of $1,532.73 which was applied for due date xx/XX/2022. However, unable to determine last payment received date. The current P&I is in the amount of $1,532.73 with an interest rate of 3.187%. The current UPB reflected as per the payment history is in the amount of $xx.

As per final application, the borrower xx. is working at xx for 31.7 years.

No comment pertaining to the damage on the subject property has been observed.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Original Stated P&I Loan Value: $xxxx.xx Tape Value: $xxxx.xx |---| $-xxx.xx |----| -xx.xxxxx% Comment: Updated as per Note document. Tape Source: Initial Tape Type:
Field: Property Address Street   Loan Value: xxx   Tape Value: xxx Cunit xxxx   Variance:    Variance %:    Comment: Updated as per Note document.   Tape Source: Initial   Tape Type:
Field: Property City   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Updated as per Note document.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Commercial Prop Tape Value: High Rise Condo (>=x Stories) Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Commercial Prop (Lvl 4) "Property is commercial. Tape and appraisal show subject is a unit in the xx. GSE rejected due to excessive commercial space. Elevated for client review."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan failed compliance ease delivery and timing test for revised CD dated 4/XX/2020. Document tracker is missing and 3 business days were added to get receipt date 4/XX/2020 which is after the Consummation date 4/XX/2020."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
87593337	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,799.32	12/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,727.02	3.187%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Commercial Prop	Not Applicable	xx	Primary	Yes	Yes	No	804	Not Applicable	18.501%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2020 with lender MERS as nominee for xx, and recorded on xx/XX/2020 for the amount of $xx.
There is hospital lien recorded on xx/XX/2022 for the amount of $1192.31 in the favor of xx.
Annual taxes for the year 2021 have been paid for the amount of $5799.32. No prior year tax delinquency has been found.	According to the payment history as of xx/XX/2022, the borrower is regular with the payment and the next due date is xx/XX/2022. The last payment was received on xx/XX/2022 for the amount of $2498.52xx. The monthly P&I is in the amount of $1727.02 with an interest rate of 3.187. The current UPB is reflected in PH tape for the amount of $xx.	xx:The current status of the loan is performing. According to the payment history as of xx/XX/2022, the borrower is regular with the payment and the next due date is xx/XX/2022. The last payment was received on xx/XX/2022 for the amount of $2498.52xx. The monthly P&I is in the amount of $1727.02 with an interest rate of 3.187. The current UPB is reflected in PH tape for the amount of $xx.
No comments have been found regarding the foreclosure and bankruptcy. The occupancy is unable to be determined. No comments have been found regarding the property damage or repair. The borrower is working as xx in xx for 1 year. xx:xx:xx	Not Applicable	Field: Original Stated P&I Loan Value: $xxxx.xx Tape Value: $xxxx.xx |---| $-xxx.xx |----| -xx.xxxxx% Comment: The note signed on x/XX/xxxx reflects P&I as $x,xxx.xx. Tape Source: Initial Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The note signed on x/XX/xxxx reflects the property address asxx   Tape Source: Initial   Tape Type:
Field: Property City   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The note signed on x/XX/xxxx reflects the property city as xx.   Tape Source: Initial   Tape Type:
																																																																																				Field: Subject Property Type Loan Value: Commercial Prop Tape Value: High Rise Condo (>=x Stories) Variance: Variance %: Comment: As per seller tape subject property type reflects commercial type. Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Commercial Prop (Lvl 4) "Property is commercial. Tape and appraisal show subject is a unit in the xx. GSE rejected due to excessive commercial space. Elevated for client review."				Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
78952994	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,071.84	01/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,515.60	2.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Commercial Prop	Not Applicable	xx	Secondary	Yes	No	No	760	Not Applicable	34.172%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2020 with lender MERS as nominee for xx, and recorded on xx/XX/2020 for the amount of $xx.
There are no active liens and judgments against the borrower.
Annual taxes for the year 2021 have been paid for the amount of $4071.84. No prior year tax delinquency has been found.	According to the payment history as of xx/XX/2022, the borrower is regular with the payment and the next due date is xx/XX/2022. The last payment was received on xx/XX/2022 for the amount of $1,924.28xx. The monthly P&I is in the amount of $1227.21 with an interest rate of 2.750%. The current UPB is reflected in PH for the amount of $xx.	xx:The current status of the loan is performing. According to the payment history as of xx/XX/2022, the borrower is regular with the payment and the next due date is xx/XX/2022. The last payment was received on xx/XX/2022 for the amount of $2480.55xx. The monthly P&I is in the amount of $1227.21 with an interest rate of 2.750%. The current UPB is reflected in PH for the amount of $xx.
No comments have been found regarding the foreclosure and bankruptcy. The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. Also, no comments have been found regarding the income impacted due to covid-19. The borrower is owner of xx Inc for more than 2 years. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Housing Ratio per U/W (Initial Rate) Loan Value: x.xxx% Tape Value: xx.xxx% |---| -xx.xxx% |----| -xx.xxxxx% Comment: N/A. Tape Source: Initial Tape Type:
Field: Original Stated P&I   Loan Value: $xxxx.xx   Tape Value: $xxxx.xx   Variance: $-xxx.xx   Variance %: -xx.xxxxx%   Comment: Tape shows original stated P&I $x,xxx.xx, However note reflects $x,xxx.xx.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Note reflects property address street xx.   Tape Source: Initial   Tape Type:
Field: Property City   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per note property city reflects xx.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Commercial Prop Tape Value: Low Rise Condo (x-x Stories) Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Commercial Prop (Lvl 4) "Property is commercial. Tape and appraisal show subject is a unit in the xx. GSE rejected due to excessive commercial space. Elevated for client review."	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 9/XX/2020 reflect Transfer Taxes $2,258.00. However, CD dated 10/XX/2020 reflects Transfer Taxes at $2,564.20. This is an increase in fee of $306.20 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock provided expired on 10/XX/2020 and the loan closed on 10/XX/2020. No lock extension found."			Moderate	Not Covered	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
24542910	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,602.57	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,149.85	2.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	733	755	45.331%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2020 and recorded on xx/XX/2020, in the amount of $xx with MERS as nominee for xx.

There is no chain of assignment. Currently, the subject loan is with original lender xx.

No active judgments or liens have been found.

Annual combined taxes of 2021 have been paid in the amount of $4,602.57 on xx/XX/2021.

No prior year delinquent taxes have been found.	According to payment history tape data as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received in the amount of $1,149.85 which was applied for due date xx/XX/2022. However, unable to determine last payment received date. The current P&I is in the amount of $1,149.85 with an interest rate of 2.625%. The current UPB reflected as per the payment history is in the amount of $xx.	xx:The current status of the loan is performing.

According to payment history tape data as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received in the amount of $1,149.85 which was applied for due date xx/XX/2022. However, unable to determine last payment received date. The current P&I is in the amount of $1,149.85 with an interest rate of 2.625%. The current UPB reflected as per the payment history is in the amount of $xx.

As per final application, the borrower xx  is working at xx for 1.1 year. The co-borrower xx is working at xx as xx for 4.7 years.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| x.xxx% |----| x.xxxxx% Comment: The borrower's monthly income is $x,xxx.xx after subject loan the proposed amount $x,xxx.xx and total non-housing payments is $x,xxx.xx. Hence, the calculated DTI ratio is xx.xxx%. Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -xx.xxx%   Variance %: -xx.xxxxx%   Comment: The borrower's monthly income is $x,xxx.xx after subject loan the proposed amount $x,xxx.xx. Hence, the calculated housing ratio is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $xxxx.xx   Tape Value: $xxxx.xx   Variance: $-xxx.xx   Variance %: -xx.xxxxx%   Comment: Tape reflects stated p&I as $x,xxx.xx. However, Note reflects original stated P&I as $x,xxx.xx/   Tape Source: Initial   Tape Type:
Field: Property City   Loan Value: Brookshire   Tape Value: FORT BEND   Variance:    Variance %:    Comment: Note reflects property city as Brookshire.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Appraisal report reflects subject property type as PUD. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan fails qualified mortgage lending policy points and fees test due to fees charged $xx exceeds fees threshold of $8,212.50 over by +$3,102.30.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $xx
Processing Fee paid by Borrower: $695.00
Underwriting Fee paid by Borrower: $600.00"
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE QM points and fees test due to fees charged $xx exceeds fees threshold of $8,212.50 over by +$3,102.30.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $xx
Processing Fee paid by Borrower: $695.00
Underwriting Fee paid by Borrower: $600.00"
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock provided expired on 11/XX/2020 and the loan closed on 9/XX/2020. No lock extension found."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 45.331%. Tape shows underwriter failed to include co-borrower's debt into liabilities and including them may DTI may push to 53.87%. Unable to rely on docs in file and unable to calc ATR."
* Final Application Incomplete (Lvl 2)     "Final application is not hand signed and not hand dated by borrower."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.331% as the borrower’s income is $9,692.80 and total expenses are in the amount of $4,303.03 and the loan was underwritten by DU (xx) and its recommendation is “Approve/Eligible” with a DTI of 45.33%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
65125924	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,365.49	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,302.26	3.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	739	712	34.918%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 with lender MERS as nominee for xx and recorded on xx/XX/2021 for the amount of $xx.
There are no active liens and judgments against the borrower.
Annual county and city taxes have been paid for the amount of $3365.49. No prior year tax delinquency has been found.	According to the payment history as of xx/XX/2022, the borrower is regular with the payment and the next due date per tape is xx/XX/2022. The monthly P&I per tape is in the amount of $1302.26 with an interest rate of 3.125%. The current UPB is reflected in PH tape for the amount of $xx.	xx:The current status of the loan is performing. According to the payment history as of xx/XX/2022, the borrower is regular with the payment and the next due date per tape is xx/XX/2022. The monthly P&I per tape is in the amount of $1302.26 with an interest rate of 3.125%. The current UPB is reflected in PH tape for the amount of $xx.
No evidences have been found regarding the foreclosure and bankruptcy as the latest CH is missing. The occupancy is unable to be determined. The borrower is working as xx in xx for 10 years. xx:xx:xx	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Original Stated P&I Loan Value: $xxxx.xx Tape Value: $xxxx.xx |---| $-xxx.xx |----| -xx.xxxxx% Comment: Note reflects stated P&I as $x,xxx.xx. Tape Source: Initial Tape Type:
Field: Property City Loan Value: xx Tape Value: Hamilton Variance: Variance %: Comment: Subject property city name as xx. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Market condition addendum is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape shows loan is not saleable due to initial closing disclosure is backdated at closing to meet the 3 day timing requirement. Unable to rely on documents in file. Elevated for client review."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
23665686	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,174.17	01/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$348.88	3.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Manufactured Housing	xx	xx	Secondary	Yes	Yes	No	737	Not Applicable	35.505%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2020 with lender MERS as nominee for xx, and recorded on xx/XX/2020 for the amount of $xx.
There is state tax lien recorded on xx/XX/2022 for the amount of $401.36 in the favor of State of xx.
Annual county taxes for the year 2021 have been paid for the amount of $1174.17. No prior year tax delinquency has been found.	According to the payment history as of xx/XX/2022, the borrower is regular with the payment and the next due date is xx/XX/2022. The last payment was received on xx/XX/2022 for the amount of $729.82xx. The monthly P&I is in the amount of $478.47 with an interest rate of 3.625%. The current UPB is reflected in PH for the amount of $xx.	xx:The current status of the loan is performing. According to the payment history as of xx/XX/2022, the borrower is regular with the payment and the next due date is xx/XX/2022. The last payment was received on xx/XX/2022 for the amount of $729.82xx. The monthly P&I is in the amount of $478.47 with an interest rate of 3.625%. The current UPB is reflected in PH for the amount of $xx.
No comments have been found regarding the foreclosure and bankruptcy. The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. Also, no comments have been found regarding the income impacted due to covid-19. The borrower is working as xx in xx for 6 years. xx:xx:xx	Not Applicable	Missing Dicsloures	Field: Original Stated P&I Loan Value: $xxx.xx Tape Value: $xxx.xx |---| $-xxx.xx |----| -xx.xxxxx% Comment: NA Tape Source: Initial Tape Type:
Field: Property City Loan Value: Conway Tape Value: Horry Variance: Variance %: Comment: Note documents reflects the property city is Conway. Tape Source: Initial Tape Type:	3: Curable	* Missing Required Disclosures (Lvl 3) "Home loan toolkit is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 35.50%. Tape shows borrower was not employed at closing. Unable to rely on docs in file and unable to calc ATR."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 4.427% exceeds APR threshold of 4.360% over by +0.067%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
																																																																																								* Property is Manufactured Housing (Lvl 2) "As per appraisal report at the time of origination of the loan located at “xx”, the subject property is a “Manufactured Home” with a VIN#GAFLW54AB8270”.The manufactured home affidavit for Retirement of Title certificate located at “xx” that the manufactured Home is attached to a permanent foundation system. The mortgage shows VIN#xx & final title policy is also not showing that the ALTA-7 endorsement for subject property as manufactured Home. The updated title report dated shows the manufactured home with VIN#xx”."		Elevated	Not Covered	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
59901801	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$6,420.42	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,579.69	4.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	3 Family	xx	xx	Investor	Yes	Yes	No	731	Not Applicable	49.121%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2019 with lender MERS as nominee for xx, and recorded on xx/XX/2019 for the amount of $xx.
There are no active liens and judgments against the borrower.
Annual taxes for the year 2021-2022 have been paid for the amount of $6420.42. No prior year tax delinquency has been found.	As per payment history as of xx/XX/2022, the borrower is regular with the payment and the next due date per tape is xx/XX/2022. The last payment received date is unable to be determined. The monthly P&I is in the amount of $1579.69 with an interest rate of 4.875%. The current UPB is reflected in PH for the amount of $xx.	xx:The current status of the loan is performing. As per payment history as of xx/XX/2022, the borrower is regular with the payment and the next due date per tape is xx/XX/2022. The last payment received date is unable to be determined. The monthly P&I is in the amount of $1579.69 with an interest rate of 4.875%. The current UPB is reflected in PH for the amount of $xx.
No comments have been found regarding the foreclosure and bankruptcy. The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. The borrower is working as xx in xx Floor for 5 years. xx:xx:xx	Not Applicable	Field: Borrower Last Name Loan Value: xx Tape Value: xx |---| |----| Comment: Updated as per Original Note. Tape Source: Initial Tape Type:
Field: Original Note Doc Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -x (Days)   Variance %:    Comment: Updated as per Original Note.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $xxxx.xx   Tape Value: $xxxx.xx   Variance: $-xxx.xx   Variance %: -xx.xxxxx%   Comment: Original Note reflects stated P&I as x,xxx.xx.   Tape Source: Initial   Tape Type:
																																																																																				Field: Property City Loan Value: Lancaster Tape Value: Los Angeles Variance: Variance %: Comment: Updated as per Original Note. Tape Source: Initial Tape Type:	3: Curable		* DSCR is less than 1.00 (Lvl 3) "Net operating income is $xx and annual payments (Debt Services) is $xx and their debt service cover ratio (DSCR) is 0.92 which is less than 1."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
94785777	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,855.30	01/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,332.50	2.750%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	790	789	28.694%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2020 and recorded on xx/XX/2020, in the amount of $xx with MERS as nominee for xx.

There is no chain of assignment. Currently, the subject loan is with original lender xx.

No active judgments or liens have been found.

1st county taxes of 2022 have been paid in the amount of $1,927.65 on xx/XX/2022.

No prior year delinquent taxes have been found.	According to payment history as of xx/XX/2022, the borrower is currently delinquent for 3 months and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $1,748.20 which was applied for due date xx/XX/2022. The current P&I is in the amount of $1,332.50 and current PITI is in the amount of $1,748.20 with an interest rate of 2.750%. The current UPB reflected as per the payment history is in the amount of $xx.	xx:According to servicing comments, the loan is in collection.

According to payment history as of xx/XX/2022, the borrower is currently delinquent for 3 months and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $1,748.20 which was applied for due date xx/XX/2022. The current P&I is in the amount of $1,332.50 and current PITI is in the amount of $1,748.20 with an interest rate of 2.750%. The current UPB reflected as per the payment history is in the amount of $xx.

As per final application, the borrower xx is self-employed. He is the owner of xx for 5.9 years. The co-borrower xx is working at xx as a xx for 3.2 years.

As per comment dated xx/XX/2022, the borrower’s income is impacted by covid-19. The servicer provided an FB which ran and were extended several times from xx/XX/2021 to xx/XX/2022.

No comment pertaining to the damage on the subject property has been observed.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found. xx:xx:xx	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock Notice of Servicing Transfer	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| -xx.xxx% |----| -xx.xxxxx% Comment: Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The subject loan was closed without an appraisal. However, the PIW disclosure signed by the borrower is missing from the loan file."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement is missing from the loan file."
																																																																																							* Notice of Servicing Transfer missing or unexecuted (Lvl 3) "Notice of servicing transfer disclosure is missing from the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at the DTI of 28.69%. Provided seller’s tape shows an alert that the borrower's self-employment income was calculated incorrectly and recalculated income may push DTI to 71.86%. Unable to rely on the documents in the loan file and unable to calculate ATR."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
23328720	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,946.95	03/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,116.03	2.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	740	Not Applicable	48.885%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2020 with lender MERS as nominee for xx and recorded on xx/XX/2020 for the amount of $xx.
There are no active liens and judgments against the borrower.
Annual county taxes for the year 2021 have been paid for the amount of $3789.07. No prior year tax delinquency has been found.	According to the payment history as of xx/XX/2022, the borrower is regular with the payment and the next due date is xx/XX/2022. The last payment was received on xx/XX/2022 for the amount of $1663.45xx. The monthly P&I is in the amount of $1116.03 with an interest rate of 2.990%. The current UPB is reflected in PH for the amount of $xx.	xx:The current status of the loan is performing. According to the payment history as of xx/XX/2022, the borrower is regular with the payment and the next due date is xx/XX/2022. The last payment was received on xx/XX/2022 for the amount of $1663.45xx. The monthly P&I is in the amount of $1116.03 with an interest rate of 2.990%. The current UPB is reflected in PH for the amount of $xx.
No comments have been found regarding the foreclosure and bankruptcy. The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. The borrower is working as xx in xx Inc for 5 years. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| -x.xxx% |----| -x.xxxxx% Comment: NA. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: x/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: -xxx (Days)   Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: x.xxx% Variance %: x.xxxxx% Comment: NA. Tape Source: Initial Tape Type:	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 48.88%. Tape shows miscalculation of overtime income and recalculated income may push DTI over 52.19%. Unable to rely on documents in file and unable to calculate ATR."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.88%. The borrower’s income is $5,704.25 and total expenses are in the amount of $2,788.50 and the loan was underwritten by DU (xx) and its recommendation is approve/eligible for a DTI of 48.88%."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
56873720	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,427.99	04/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,919.30	2.625%	180	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Unavailable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	718	762	39.730%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 with lender MERS as nominee for xx and recorded on xx/XX/2021 for the amount of $xx.
There are no active liens and judgments against the borrower.
Annual county taxes for the year 2021 have been paid for the amount of $5427.99. No prior year tax delinquency has been found.	According to the payment history as of xx/XX/2022, the borrower is regular with the payment and the next due date is xx/XX/2022. The last payment was received on xx/XX/2022 for the amount of $2535.85xx. The monthly P&I is in the amount of $1919.30 with an interest rate of 2.630%. The current UPB is reflected in PH for the amount of $xx.	xx:The current status of the loan is performing. According to the payment history as of xx/XX/2022, the borrower is regular with the payment and the next due date is xx/XX/2022. The last payment was received on xx/XX/2022 for the amount of $2535.85xx. The monthly P&I is in the amount of $1919.30 with an interest rate of 2.630%. The current UPB is reflected in PH for the amount of $xx.
No comments have been found regarding the foreclosure and bankruptcy. The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. Also, no comments have been found regarding the income impacted due to covid-19. The borrower is working as xx for 30 years. xx:xx:xx	Not Applicable	Missing DU/GUS/AUS Missing or error on the Rate Lock Transmittal (1008)	Field: Borrower #x First Name Loan Value: xx Tape Value: xx |---| |----| Comment: Note reflects borrower #x first name as Aixa. Tape Source: Initial Tape Type:
Field: MI Company   Loan Value: xx   Tape Value: xx  Variance:    Variance %:    Comment: MI company name as xx.   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: x/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: -xxx (Days)   Variance %:    Comment: Original appraisal date reflects as xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral value used for underwriting: $xx. Amount of secondary lien(s): $x.xx. Loan amount: $xx. CLTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral value used for underwriting: $xx. Loan amount: $xx. LTV (OLTV) = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: x.xxxxx%   Tape Value: x.xxxxx%   Variance: -x.xxxxx%   Variance %: -x.xxxxx%   Comment: Note reflects original stated rate as x.xxxxx%.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: The Note signed on xx/XX/xxxx reflects the property address as xxxx #xxx-x. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Seller tape shows subject loan closed with 95% LTV. Further details not provided."
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "AUS report with subject loan amount is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Final Transmittal Summary with correct loan amount is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
95416211	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$11,887.37	04/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,842.12	2.875%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	Other	xx	12.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	643	Not Applicable	44.679%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 and recorded on xx/XX/2021, in the amount of $xx with MERS as nominee for xx.

The chain of assignment has been completed. Currently, the assignment is with xx.

No active judgments or liens have been found.

Annual combined taxes of 2021 have been paid in the amount of $xx on xx/XX/2021.

No prior year delinquent taxes have been found.	According to payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $3,227.95 which was applied for due date xx/XX/2022. The current P&I is in the amount of $1,842.12 and current PITI is in the amount of $3,227.95 with an interest rate of 2.880%. The current UPB reflected as per the payment history is in the amount of $xx.	xx:According to servicing comments, the current status of the loan is performing.

According to payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $3,227.95 which was applied for due date xx/XX/2022. The current P&I is in the amount of $1,842.12 and current PITI is in the amount of $3,227.95 with an interest rate of 2.880%. The current UPB reflected as per the payment history is in the amount of $xx.

Covid-19 attestation is available in the loan file located at “xx”.

As per final application, the borrower xx is self-employed. He is the owner of xx for 6.1 years.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found. xx:xx:xx	Not Applicable	Appraisal (Incomplete)	Field: Age of Loan Loan Value: xx Tape Value: xx |---| -x |----| -x.xxxxx% Comment: Tape Source: Initial Tape Type:
Field: Borrower #x Middle Name   Loan Value: xx   Tape Value: A   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xxx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: $xxxxxx.xx   Tape Value: $xxxxxx.xx   Variance: $-xxxxx.xx   Variance %: -xx.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: xx.xxx%   Variance %: xx.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: xx.xxx%   Variance %: xx.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated Rate Loan Value: x.xxxxx% Tape Value: x.xxxxx% Variance: -x.xxxxx% Variance %: -x.xxxxx% Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "Appraisal report dated 8/XX/2020 used at the closing is "As is". However, post close appraisal report dated 7/XX/2021 is subject to replacement of the hardwood flooring. Estimated amount of repairs is not available and 1004D update/completion report is missing from the loan documents. Tape confirms that home remodeling was not complete."	* ComplianceEase Exceptions Test Failed (Lvl 3) "1. This loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

2. This loan failed the closing or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date)."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan failed the charges that cannot increase test. Missing valid COC for a total fee increased of $8,156.00 on final CD dated 01/XX/2021. There is a total fee increased of $8,156.00 for a non-shoppable fee which exceeded the 0% tolerance for non-shoppable fees."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Provided seller’s tape shows an alert that the home is almost completely repaired but still needs a final report; borrower did not make any payments on the loan for six months; MI was canceled due to non payment; LTV of 84% with no MI; payments are now current. Appraisal report dated 8/XX/2020 used at the closing is "As is". However, post close appraisal report dated 7/XX/2021 is subject to replacement of the hardwood flooring. Estimated amount of repairs is not available and 1004D update/completion report is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.68% as the borrower’s income is $xx and the total expenses are in the amount of $5,569.75 and the loan was underwritten by AUS/DU (xx) & its recommendation is “Approve/Eligible” and DTI is showing in it as 44.68%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
72398161	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$12,230.40	02/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,231.64	2.990%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	711	715	48.767%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 with lender MERS as nominee for xx, Inc and recorded on xx/XX/2021 for the amount of $xx.
There are no active liens and judgments against the borrower.
Annual taxes for the year 2021 have been paid for the amount of $xx. No prior year tax delinquency has been found.	According to the payment history as of xx/XX/2022, the borrower has been delinquent for 2 months and the next due date is xx/XX/2022. The last payment was received on xx/XX/2022 for the amount of $2231.64 with an interest rate of 2.990%. The current UPB is reflected in PH for the amount of $xx.	xx:The current status of the loan is in collection. According to the payment history as of xx/XX/2022, the borrower has been delinquent for 2 months and the next due date is xx/XX/2022. The last payment was received on xx/XX/2022 for the amount of $2231.64 with an interest rate of 2.990%. The current UPB is reflected in PH for the amount of $xx.
No comments have been found regarding the foreclosure and bankruptcy. The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. The borrower is working as xx in xx Sr for 3 years. xx:xx:xx	Not Applicable	Appraisal (Incomplete) Transmittal (1008)	Field: Age of Loan Loan Value: x Tape Value: x |---| -x |----| -xx.xxxxx% Comment: The Note reflects the Age of loan as x months. Tape Source: Initial Tape Type:
Field: Borrower #x Middle Name   Loan Value: P.   Tape Value: P   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: xx.xxx%   Variance %: xx.xxxxx%   Comment: This loan has a qualified mortgage DTI of xx.xxx%, the borrower's income was $xx and total expenses are in the amount of $x,xxx.xx.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: MI is not required.   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: Not Applicable   Tape Value: xx/XX/xxxx   Variance:    Variance %:    Comment: The Appraisal reflects the effective date as xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: $xxxxxx.xx   Tape Value: $xxxxxx.xx   Variance: $xxxxxx.xx   Variance %: xx.xxxxx%   Comment: The Appraisal reflects the appraisal value as $xx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. CLTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: -x.xxx% Variance %: -x.xxxxx% Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. LTV = xx.xxx%. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Loan is closed with PIW. However, PIW is missing from the loan documents. Texas FMV disclosure is available and can be located at "xx
* Loan does not conform to program guidelines (Lvl 3)     "Subject loan is primary refinance. Tape shows loan is non-salable due to Texas A6 closed without appraisal. Texas FMV disclosure is available and can be located at "xx"."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Final transmittal summary is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.767% as the borrower’s income is $xx and total expenses are in the amount of $7,366.68 and the loan was underwritten by LP (xx) and its recommendation is “Accept” with a DTI of 49%."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
23042317	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,617.70	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$947.15	2.625%	180	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	697	Not Applicable	45.610%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 and recorded on xx/XX/2021, in the amount of $xx with MERS as nominee for xx.

Chain of assignment is not available. Currently, the subject loan is with original lender xx, as it should be with xx, its successors and assigns.

No active judgments or liens have been found.

Annual county taxes of 2021 have been paid in the total amount of $1,617.70 on xx/XX/2021.

No prior year delinquent taxes have been found.	According to payment history tape data as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received in the amount of $1,209.26 which was applied for due date xx/XX/2022. However, unable to determine last payment received date. The current P&I is in the amount of $947.15 and current PITI is in the amount of $1,209.26 with an interest rate of 2.630%. The current UPB reflected as per the payment history is in the amount of $xx.	xx:According to servicing comments, the current status of the loan is performing.

According to payment history tape data as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received in the amount of $1,209.26 which was applied for due date xx/XX/2022. However, unable to determine last payment received date. The current P&I is in the amount of $947.15 and current PITI is in the amount of $1,209.26 with an interest rate of 2.630%. The current UPB reflected as per the payment history is in the amount of $xx.

As per final application, the borrower xx is working at xx as a xx for 1.5 years.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found. xx:xx:xx	Not Applicable	Missing DU/GUS/AUS Missing or error on the Rate Lock	Field: Age of Loan Loan Value: x Tape Value: x |---| -x |----| -xx.xxxxx% Comment: As per Tape data ,age of loan is x.However it reflects x. Tape Source: Initial Tape Type:
Field: Borrower #x Middle Name   Loan Value: Not Applicable   Tape Value: L   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N.A   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: Not Applicable   Tape Value: xx/XX/xxxx   Variance:    Variance %:    Comment: N.A   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. CLTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. LTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: x.xxxxx%   Tape Value: x.xxxxx%   Variance: -x.xxxxx%   Variance %: -x.xxxxx%   Comment: As per Tape data ,Original Stated Rate is x.xxxx%.However, Note documents reflects as x.xxxxx%.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: As per Tape data ,Subject Property Type is Single Family .However Appraisal documents reflects as PUD. Tape Source: Initial Tape Type:	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.610%, the borrower’s income is $2,801.11 and total expenses are in the amount of $1,277.58 AUS report is missing from the loan documents."	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges than in total cannot increase more than 10% tolerance test. LE dated 4/XX/2021 reflects the sum of Section C fees and Recording fee at $ $861.00. However, CD dated 6/XX/2021 reflects the sum of Section C and Recording fee at $ 964.64. This is a cumulative increase of $ +$17.54 for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents."
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "AUS report is missing from the loan document."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
86923384	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	03/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$712.79	2.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	Other	xx	35.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	713	Not Applicable	35.838%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 and recorded on xx/XX/2021, in the amount of $xx with MERS as nominee for xx.

Chain of assignment is not available. Currently, the subject loan is with original lender xx as it should be with xx, its successors and assigns.

No active judgments or liens have been found.

No prior year delinquent taxes have been found.	According to payment history as of xx/XX/2022, the borrower is current with loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $1,261.79 which was applied for due date xx/XX/2022. The current P&I is in the amount of $712.79 and current PITI is in the amount of $1,261.79 with an interest rate of 2.750%. The current UPB reflected as per the payment history is in the amount of $xx.	xx:According to servicing comments, the current status of the loan is performing.

According to payment history as of xx/XX/2022, the borrower is current with loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $1,261.79 which was applied for due date xx/XX/2022. The current P&I is in the amount of $712.79 and current PITI is in the amount of $1,261.79 with an interest rate of 2.750%. The current UPB reflected as per the payment history is in the amount of $xx.

As per final application, the borrower xx is working at xx for 2 years.

No comment pertaining to the damage on the subject property has been observed.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| -x.xxx% |----| -x.xxxxx% Comment: NA Tape Source: Initial Tape Type:
Field: Original Appraisal Date   Loan Value: xx/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xxx (Days)   Variance %:    Comment: As per appraisal report appraisal date is xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: $xxxxxx.xx   Tape Value: $xxxxxx.xx   Variance: $-xxxxx.xx   Variance %: -xx.xxxxx%   Comment: As per appraisal report appraised value is $xx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: xx.xxx%   Variance %: xx.xxxxx%   Comment: Collateral value used for underwriting: $xx. Amount of secondary Lien(s): $x.xx. Loan amount: $xx. CLTV =xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: xx.xxx% Variance %: xx.xxxxx% Comment: Collateral value used for underwriting: $xx Loan amount: $xx LTV =xx.xxx%. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "The Pennsylvania HB 2179 requires non-exempt mortgage lenders engaged in the business of making mortgage loans to be licensed, effective November 5th, 2008. The Pennsylvania mortgage lender license and Pennsylvania exemption letter (Mortgage Act) are not available for loans with a closing date before November 5th, 2008. Additionally, the Pennsylvania first mortgage banker license, Pennsylvania secondary mortgage loan license, Pennsylvania unlicensed (Subordinate Lien), and Pennsylvania exemption letter are not available for loans with a closing date on or after January 1st, 2009."
* Loan does not conform to program guidelines (Lvl 3)     "Subject approved at 29%. Tape shows credit documents were expired prior to closing. However, it is not possible to get eligible findings. Further details are not provided."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
59718580	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,496.96	04/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$903.29	3.000%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	Other	xx	35.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	758	Not Applicable	14.860%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 and recorded on xx/XX/2021, in the amount of $xx with MERS as nominee for xx.

The chain of assignment has been completed. Currently, the assignment is with xx.

No active judgments or liens have been found.

Annual county taxes of 2021 have been paid in the amount of $1,496.96 on xx/XX/2021.

No prior year delinquent taxes have been found.	According to payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $1,257.55 which was applied for due date xx/XX/2022. The current P&I is in the amount of $903.29 and current PITI is in the amount of $1,257.55 with an interest rate of 3.000%. The current UPB reflected as per the payment history is in the amount of $xx.	xx:According to servicing comments, the current status of the loan is performing.

According to payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $1,257.55 which was applied for due date xx/XX/2022. The current P&I is in the amount of $903.29 and current PITI is in the amount of $1,257.55 with an interest rate of 3.000%. The current UPB reflected as per the payment history is in the amount of $xx.

As per final application, the borrower xx is working at xx as an xx for 1.7 years.

No comment pertaining to the damage on the subject property has been observed.

As per comment dated xx/XX/2021, the borrower’s income is impacted by covid-19.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: xx Tape Value: xx |---| -x |----| -x.xxxxx% Comment: NA. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: x/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: -xxx (Days)   Variance %:    Comment: Original appraisal date as xx/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: $xxxxxx.xx   Tape Value: $xxxxxx.xx   Variance: $-xxxxx.xx   Variance %: -x.xxxxx%   Comment: Original appraised value as $xx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: xx.xxx%   Variance %: xx.xxxxx%   Comment: Original CLTV ratio percent as xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: xx.xxx%   Variance %: xx.xxxxx%   Comment: Original standard LTV (OLTV) as xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xxxxx   Tape Value: xxxxx   Variance:    Variance %:    Comment: Property address street as xxxxx Lake Tulip Ave.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Subject property type as PUD. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Foreclosure rescission finance charge disclosed on final CD as $xx. Calculated finance charge is $xx for an under disclosed amount of $211.40. Reason for finance charge under disclosure is unknown as the Fee Itemization is missing."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape shows the purpose of loan type is conventional refinance and original loan must be owned by Freddie to be eligible for this product. Original mortgage not owned by Freddie and no remediation possible."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase TILA Test Failed (Lvl 2) "Finance charge disclosed on final CD as $xx. Calculated finance charge is $xx for an under disclosed amount of $211.40. Reason for finance charge under disclosure is unknown as the Fee Itemization is missing. Subject loan is a refinance, originated onxx/2021 and the SOL is 3 years."
																																																																																								* Final Application Incomplete (Lvl 2) "Final application is electronically signed by borrower."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
91425011	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,530.13	04/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,734.25	2.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	675	768	27.365%	First	Final policy	Not Applicable	$20,000.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2020 with lender MERS as nominee for xx and recorded on xx/XX/2020 for the amount of $xx.
There is junior mortgage originated on xx/XX/2020 with lender xx of xx of Housing and xx for the amount of $xx.
There are no active liens and judgments against the borrower.
County taxes for the year 2022 for the amount of $1530.13. No prior year tax delinquency has been found.	According to the payment history as of xx/XX/2022, the borrower is regular with the payment and the next due date per tape is xx/XX/2022. The last payment received on xx/XX/2022 for the amount of $2141.46xx. The monthly P&I is in the amount of $1734.25 with an interest rate of 2.880%. The current UPB is reflected in PH for the amount of $xx.	xx:The current status of the loan is performing. According to the payment history as of xx/XX/2022, the borrower is regular with the payment and the next due date per tape is xx/XX/2022. The last payment received is unable to be determined. The monthly P&I is in the amount of $2141.46xx. The monthly P&I is in the amount of $1734.25 with an interest rate of 2.880%. The current UPB is reflected in PH for the amount of $xx.
No comments have been found regarding the foreclosure and bankruptcy. The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. The borrower is working as xx in xx for 5 years. xx:xx:xx	Not Applicable	Field: Age of Loan Loan Value: xx Tape Value: xx |---| -x |----| -x.xxxxx% Comment: NA Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Final application reflects borrower DTI ration percent as xx.xxx%.   Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: Genworth   Tape Value: GE Mtg Ins Co   Variance:    Variance %:    Comment: Mortgage insurance reflects MI company as Genworth.   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -xxx (Days)   Variance %:    Comment: Original appraisal reflects original appraisal date as x/XX/xxxx.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: $xxxxxx.xx   Tape Value: $xxxxxx.xx   Variance: $-xxxxx.xx   Variance %: -x.xxxxx%   Comment: Original appraisal reflects original appraised value as $xx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: xx.xxx%   Variance %: xx.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Amount of Secondary Lien(s): $x.xx Loan Amount: $xx. CLTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. CLTV = xx.xxx%.   Tape Source: Initial   Tape Type:
																																																																																				Field: Original Stated Rate Loan Value: x.xxxxx% Tape Value: x.xxxxx% Variance: -x.xxxxx% Variance %: -x.xxxxx% Comment: Original note reflects original stated rate as x.xxxxx%. Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows credit repulled after closing and with the score dropping to 675 the LP is now a caution. With this being a homeone this program does not allow a caution."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
45983616	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,738.00	04/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$774.07	3.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	Other	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	807	Not Applicable	51.442%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 in the amount of xx which was recorded on xx/XX/2021 in the favor of MERS as nominee for xx.
The chain of assignment has been completed. Currently, the mortgage is with xx which was recorded on xx/XX/2022.
No active judgments or liens have been found.
1st and 2nd installment taxes for 2021 have been due in the amount of $1738. No prior year delinquent taxes have been found.	As per the review of the payment history, the borrower is current with the loan and the next payment is due for xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $1,051.41 which was applied for xx/XX/2022. The current P&I is $774.07 and PITI is $1,051.41. The current UPB is $xx.	xx:The loan is currently performing and the next payment is due for xx/XX/2022 in the amount of $1,051.41 which was applied for xx/XX/2022. No records for foreclosure and bankruptcy have been found. No repairs and damages have been found. No comments have been found stating the borrower’s income as impacted by covid.
The borrower xx is retired. xx:xx:xx	Not Applicable	Field: Age of Loan Loan Value: x Tape Value: x |---| -x |----| -xx.xxxxx% Comment: NA Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: x/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: -xxx (Days)   Variance %:    Comment: Updated as per appraisal report.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: $xxxxxx.xx   Tape Value: $xxxxxx.xx   Variance: $xxxxx.xx   Variance %: x.xxxxx%   Comment: Updated as per appraisal report.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx Amount of Secondary Lien(s): $xx.xx Loan Amount: $xx CLTV = xx.xx%.   Tape Source: Initial   Tape Type:
																																																																																				Field: Original Standard LTV (OLTV) Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: -x.xxx% Variance %: -x.xxxxx% Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx CLTV = xx.xx%. Tape Source: Initial Tape Type:	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 51.442% as the borrower's income is $2,306.29 and total expenses are in the amount of $1,186.41 and the loan was underwritten by AUS/DU (xx) and its recommendation is Approve/Ineligible with a DTI of 51.44%."	* Missing Required Disclosures (Lvl 3) "Home loan toolkit document is missing from the loan file."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
46116899	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,220.73	04/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,531.27	3.000%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	791	791	48.510%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2020 and recorded on xx/XX/2020, in the amount of $xx with MERS as nominee for xx.

The chain of assignment has been completed. Currently, the assignment is with xx, its successors and assigns.

No active judgments or liens have been found.

1st, 2nd and 3rd county taxes of 2021 have been paid in the total amount of $4,220.73.

No prior year delinquent taxes have been found.	According to payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $2,048.25 which was applied for due date xx/XX/2022. The current P&I is in the amount of $1,531.27 and current PITI is in the amount of $2,048.25 with an interest rate of 3.000%. The current UPB reflected as per the payment history is in the amount of $xx.	xx:According to servicing comments, the current status of the loan is performing.

According to payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $2,048.25 which was applied for due date xx/XX/2022. The current P&I is in the amount of $1,531.27 and current PITI is in the amount of $2,048.25 with an interest rate of 3.000%. The current UPB reflected as per the payment history is in the amount of $xx.

As per final application, the borrower xx is working at xx for 4 years. The co-borrower xx is a xx.

No comment pertaining to the damage on the subject property has been observed.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found. xx:xx:xx	Not Applicable	Field: Age of Loan Loan Value: xx Tape Value: xx |---| -x |----| -x.xxxxx% Comment: Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: x/XX/xxxx   Tape Value: xx/XX/xxxx   Variance: -xxx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: $xxxxxx.xx   Tape Value: $xxxxxx.xx   Variance: $xxxx.xx   Variance %: x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-x Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "1. This loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

2. This loan failed the closing or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date)."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "This loan failed the charges that cannot increase test. Missing valid COC for a total fee increased of $109.94 on final CD dated 08/XX/2020. There is a total fee increased of $109.94 for a non-shoppable fee which exceeded the 0% tolerance for non-shoppable fees."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at the DTI of 48.51%. Tape shows undisclosed mortgage with Everett Financial and resulting DTI of 72.95%. Unable to rely on the documents in the loan file and unable to calculate ATR."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.51% as the borrower’s income is $4,789.30 and the total expenses are in the amount of $2,323.29 and the loan was underwritten by AUS/DU (xx) & its recommendation is “Approve/Eligible” and DTI is showing in it as 48.51%."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
58111333	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,949.16	04/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,002.65	3.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	773	779	44.129%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 with lender MERS as nominee for xx and recorded on xx/XX/2021 for the amount of $xx.
There are no active liens and judgments against the borrower.
Annual city and county taxes for the year 2021 have been paid for the amount of $5949.16. No prior year tax delinquency has been found.	According to the payment history as of xx/XX/2022, the borrower is regular with the payment and the next due date is xx/XX/2022. The last payment was received on xx/XX/2022 for the amount of $2742.96xx. The monthly P&I is in the amount of $2002.65 with an interest rate of 3.375%. The current UPB is reflected in PH for the amount of $xx.	xx:The current status of the loan is performing. According to the payment history as of xx/XX/2022, the borrower is regular with the payment and the next due date is xx/XX/2022. The last payment was received on xx/XX/2022 for the amount of $2742.96xx. The monthly P&I is in the amount of $2002.65 with an interest rate of 3.375%. The current UPB is reflected in PH for the amount of $xx.
No comments have been found regarding the foreclosure and bankruptcy. The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. Also, no comments have been found regarding the income impacted due to covid-19.
																																																																																	The borrower is working as a xx in xx for 1 year. xx:xx:xx	Not Applicable		Field: MI Company Loan Value: xx Tape Value: Other |---| |----| Comment: Updated as per MI certificate. Tape Source: Initial Tape Type:	2: Acceptable with Warnings			x		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
10328090	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,559.14	03/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$459.78	3.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	674	Not Applicable	35.809%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 with lender MERS as nominee for xx and recorded on xx/XX/2021 for the amount of $xx.
There are no active liens and judgments against the borrower.
County taxes for the year 2022-2021 have been paid for the amount of $2559.14. No prior year tax delinquency has been found.	According to the payment history as of xx/XX/2022, the borrower is regular with the payment and the next due date is xx/XX/2022. The last payment was received on xx/XX/2022 for the amount of $719.87xx. The monthly P&I is in the amount of $459.78 with an interest rate of 3.375%. The current UPB is reflected in PH for the amount of $xx.	xx:The current status of the loan is performing. According to the payment history as of xx/XX/2022, the borrower is regular with the payment and the next due date is xx/XX/2022. The last payment was received on xx/XX/2022 for the amount of $719.87xx. The monthly P&I is in the amount of $459.78 with an interest rate of 3.375%. The current UPB is reflected in PH for the amount of $xx.
No comments have been found regarding the foreclosure and bankruptcy. The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. Also, no comments have been found regarding the income impacted due to covid-19. The borrower is working as xx in xx for 5 years. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: NA Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Seller tape shows LP received a risk class of caution and the loan was underwritten without justification. As per the rule guide, section 5102.2(b) latter of justification supported by appropriate documentation for the risk factor identifying in LP is missing."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock provided expired on 09/XX/2021 and the loan closed on 09/XX/2021. No lock extension found."	* Cash out purchase (Lvl 2) "Subject is purchase case. However, final CD reflects cash to in the amount of $476.99"		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
24116311	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$441.94	04/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$731.76	3.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	680	782	42.751%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 and recorded on xx/XX/2021, in the amount of $xx with MERS as nominee for xx.

There is no chain of assignment. Currently, the subject loan is with original lender xx.

There is one junior mortgage active in the favor of xx in the amount of $4,888.00, originated on xx/XX/2021 and recorded on xx/XX/2021.

There is a UCC financing statement against the borrower in favor of xx recorded on xx/XX/2022. However, the amount of lien is not mentioned in the supportive document.

1st combined taxes of 2021 have been paid in the amount of $220.97 on xx/XX/2021.

2nd combined taxes of 2021 have been due in the amount of $220.97.

No prior year delinquent taxes have been found.	According to payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $905.22 which was applied for due date xx/XX/2022. The current P&I is in the amount of $731.76 and current PITI is in the amount of $905.22 with an interest rate of 3.500%. The current UPB reflected as per the payment history is in the amount of $xx.	xx:According to servicing comments, the current status of the loan is performing.

According to payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $905.22 which was applied for due date xx/XX/2022. The current P&I is in the amount of $731.76 and current PITI is in the amount of $905.22 with an interest rate of 3.500%. The current UPB reflected as per the payment history is in the amount of $xx.

Covid-19 attestation is available in the loan file located at “xx”.

Unable to confirm the current employment details from available documents and collection comments.

No comment pertaining to the damage on the subject property has been observed.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found. xx:xx:xx	Not Applicable	Hazard Insurance Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| x.xxx% |----| x.xxxxx% Comment: Updated as per xxxx. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Updated as per xxxx.   Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: Not Applicable   Tape Value: Genworth   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: MI Coverage Amount   Loan Value: Not Applicable   Tape Value: xx.xxx%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Updated as per Final CD.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx Variance: -x (Days) Variance %: Comment: Updated as per Note. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "As per Tape, loan was closed with invalid SSN# of borrower xx. Later, SSN# has been corrected on Credit report dated 03/XX/2021 which is after Note date 03/XX/2021. AUS dated 03/XX/2021 reflects DTI as 39% with recommendation Caution."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Missing proof of hazard insurance (Lvl 3) "Hazard insurance policy is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
33890545	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,100.80	04/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,395.32	4.375%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	Other	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	654	Not Applicable	34.920%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2022 and recorded on xx/XX/2022, in the amount of $xx with MERS as nominee for xx.

There is no chain of assignment. Currently, the subject loan is with original lender xx.

No active judgments or liens have been found.

Annual combined taxes of 2021 have been paid in the amount of $2,100.80 on xx/XX/2021.

No prior year delinquent taxes have been found.	According to payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $2,944.48 which was applied for due date xx/XX/2022. The current P&I is in the amount of $2,395.32 and current PITI is in the amount of $2,944.48 with an interest rate of 4.375%. The current UPB reflected as per the payment history is in the amount of $xx.	xx:According to servicing comments, the current status of the loan is performing.

According to payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $2,944.48 which was applied for due date xx/XX/2022. The current P&I is in the amount of $2,395.32 and current PITI is in the amount of $2,944.48 with an interest rate of 4.375%. The current UPB reflected as per the payment history is in the amount of $xx.

As per final application, the borrower xx is working at xx as xx of xx for 9 months.

No comment pertaining to the damage on the subject property has been observed.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock Note	Field: Original Note Doc Date Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx |---| -x (Days) |----| Comment: Updated as per Original Note. Tape Source: Initial Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Change in Rate/Term Tape Value: No Cash-Out Variance: Variance %: Comment: Updated as per Final CD. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows original note in loan file is electronically signed. Loan received a risk classification of caution due to the recent delinquency and low reserves. This loan is subsequently manually underwritten; however, the loan does not qualify to be manually underwritten. Minimum 660 of FICO score is required for 90% LTV but borrower's representative FICO score is 654. DTI 35%."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Loan failed TILA post-consummation revised closing disclosure foreclosure rescission finance charge test. Finance charge disclosed on post-closing disclosure as $xx. Calculated finance charge as $xx, variance -$63.75. Reason for finance charge under disclosure is unknown as the fee itemization is missing. Subject loan is a refinance, originated on 02/XX/2022 and the SOL is 3 years."
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed TILA fFinance charge disclosed on final closing disclosure as $xx. Calculated finance charge is $xx for an under disclosed amount of -$113.75. Reason for finance charge under disclosure is unknown as the fee itemization is missing. Subject loan is a refinance, originated on 02/XX/2022 and the SOL is 3 years.

Loan failed TILA rescission finance charge test. fFinance charge disclosed on final closing disclosure as $xx. Calculated finance charge is $xx for an under disclosed amount of -$113.75. Reason for finance charge under disclosure is unknown as the fee itemization is missing. Subject loan is a refinance, originated on 02/XX/2022 and the SOL is 3 years."
																																																																																								* Note is missing or unexecuted (Lvl 2) "Note document in the loan is not hand signed by the borrower but it is electronically signed."		Moderate	Pass	Fail	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
13348988	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,553.72	04/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$898.09	3.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	Not Applicable	xx	Primary	Yes	Yes	Yes	788	Not Applicable	43.923%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2022 and recorded on xx/XX/2022, in the amount of $xx with MERS as nominee for xx.

There is no chain of assignment. Currently, the subject loan is with original lender xx.

There is a prior civil judgment against the borrower in favor of xx which was recoded on xx/XX/2011 in the amount of $3,214.98.

1st and 2nd combined taxes of 2021/2022 have been paid in the amount of $2,553.72.

No prior year delinquent taxes have been found.	According to payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $1,388.52 which was applied for due date xx/XX/2022. The current P&I is in the amount of $898.09 and current PITI is in the amount of $1,388.52 with an interest rate of 3.500%. The current UPB reflected as per the payment history is in the amount of $xx.	xx:According to servicing comments, the current status of the loan is performing.

According to payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $1,388.52 which was applied for due date xx/XX/2022. The current P&I is in the amount of $898.09 and current PITI is in the amount of $1,388.52 with an interest rate of 3.500%. The current UPB reflected as per the payment history is in the amount of $xx.

As per final application, the borrower xx as xx for 4.6 years.

No comment pertaining to the damage on the subject property has been observed.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found. xx:xx:xx	Not Applicable	Initial Escrow Acct Disclosure	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| x.xxx% |----| x.xxxxx% Comment: As per Tape data ,Post Close DTI is xx.xxx%.However Final Application documents reflects as xx.xxx%. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N.A   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx Variance: -x (Days) Variance %: Comment: As per Tape data ,Note Date is xx/XX/xxxx .However Note documents reflects as xx/XX/xxxx. Tape Source: Initial Tape Type:	3: Curable	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure signed by borrower is missing from loan documents."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Seller tape shows, a Non-Warrantable Project the project does not maintain the needed flood insurance coverage to meet GSE warrant ability standards so the unit is non-warrantable. A project warranty can be issued to facilitate the moving forward. The file was underwritten for credit, income, source of funds and employment in accordance with the AUS/GSE Standards."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.923% as the borrower’s income is $4,056.00 and total expenses are in the amount of $1,781.52 and the loan was underwritten by DU (xx) and its recommendation is “Approve/Eligible” with a DTI of 49.923%."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
40699726	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,767.53	04/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$740.92	3.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	3 Family	xx	xx	Investor	Yes	Yes	No	732	Not Applicable	32.967%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 and recorded on xx/XX/2021, in the amount of $xx with MERS as nominee for xx.

There is no chain of assignment. Currently, the subject loan is with original lender xx.

No active judgments or liens have been found.

Annual combined taxes of 2021 have been paid in the amount of $3,767.53 on xx/XX/2022.

No prior year delinquent taxes have been found.	According to payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $1,148.12 which was applied for due date xx/XX/2022. The current P&I is in the amount of $1,281.75 and current PITI is in the amount of $1,148.12 with an interest rate of 3.500%. The current UPB reflected as per the payment history is in the amount of $xx.	xx:According to servicing comments, the current status of the loan is performing.

According to payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $1,148.12 which was applied for due date xx/XX/2022. The current P&I is in the amount of $1,281.75 and current PITI is in the amount of $1,148.12 with an interest rate of 3.500%. The current UPB reflected as per the payment history is in the amount of $xx.

As per final application, the borrower xx is working at xx as xx for 8.7 years.

No comment pertaining to the damage on the subject property has been observed.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found. xx:xx:xx	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| -xx.xxx% |----| -xx.xxxxx% Comment: The borrower’s income is $x,xxx.xx and total expenses are in the amount of $x,xxx.xx. Hence calculated DTI ratio is xx.xxx%. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N.A   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: x.xxx%   Tape Value: xx.xxx%   Variance: -xx.xxx%   Variance %: -xx.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: x Family Tape Value: Single Family Variance: Variance %: Comment: The Appraisal dated XX/XX/XXXX reflects the subject property as a x family. Mortgage notarized on x/XX/xxxx contains a x-x family rider. Tape Source: Initial Tape Type:	3: Curable	* DSCR is less than 1.00 (Lvl 3) "Net operating income is $xx and annual payments (Debt Service) is $xx and there debt service cover ratio (DSCR) is 0.60 which is less than 1."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Subject is NOO. Tape shows loan was repurchased due to SE income and debt miscalculation. Corrected income calculation pushed DTI to 61.34%."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
19315565	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,928.72	03/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,365.35	3.125%	180	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	779	Not Applicable	36.985%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 with the lender MERS as nominee for xx in the amount of $xx which was recorded on xx/XX/2021 with instrument#R2021-xx.

There is no chain of assignment as the subject mortgage is with the original lender.

No active judgments or liens have been found against the borrower/subject property.

No prior year’s delinquent taxes have been found.	According to the payment history as of xx/XX/2022, the borrower is current with the loan. The last payment was received on xx/XX/2022 which was applied to xx/XX/2021. The next due date for payment is xx/XX/2022. The borrower pays the P&I in the amount of $1,365.35 and PITI in the amount of $1,365.35. The current UPB reflected is in the amount of $xx.	xx:As per the review of collection comments, the current status of the loan is performing. According to the payment history as of xx/XX/2022, the borrower is current with the loan. The next due date for payment is xx/XX/2022. The current UPB reflected is in the amount of $xx. No comments have been found regarding the borrower’s income was impacted by the covid-19 pandemic. No comments have been found regarding the subject property condition. As per the final loan application, the borrower is the owner of xx. for 14 years. xx:xx:xx	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| x.xxx% |----| x.xxxxx% Comment: DTI ratio percent is xx.xxx%. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type Loan Value: Alternative Tape Value: Full Documentation Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* DSCR is less than 1.00 (Lvl 3) "The net operating income is $9,442.32 and annual payments (Debt Service) is $7,657.68 and there debt service cover ratio (DSCR) is 0.39 which is less than 1."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Subject is NOO. Seller defect shows income docs missing and miscalculation of income."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
89085430	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,280.60	04/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$813.96	3.750%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	733	608	45.075%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 with the lender MERS as nominee for xx in the amount of $xx which was recorded on xx/XX/2021.
There is no chain of assignment as the subject mortgage is with the original lender MERS as nominee for xx.
No active judgments or liens have been found.
Annual combined taxes for 2021 have been paid in the amount of $1280.60. No prior year delinquent taxes have been found.	As per the review as of xx/XX/2022, the borrower has been current with the loan and the next payment is due for xx/XX/2022. The last payment was received in the amount of $1,032.85 on xx/XX/2022 which was applied for xx/XX/2022. The current interest rate is 3.750% and as per the payment history current UPB is in the amount of $xx.	xx:The loan is currently performing and the next payment is due xx/XX/2022. The last payment was received in the amount of $1,032.85 on xx/XX/2022 which was applied for xx/XX/2022. No records for foreclosure and bankruptcy have been found. The RFD is unable to be determined. No comments have been found stating the borrower’s income was impacted by covid. No repairs and damages have been found.
Unable to confirm the current employment details from available documents and collection comments. xx:xx:xx	Not Applicable	Credit Application Missing or error on the Rate Lock Mortgage Insurance	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Update as per xxxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: x.xxx% Variance %: x.xxxxx% Comment: Update as per xxxx. Tape Source: Initial Tape Type:	3: Curable	* Application Missing (Lvl 3) "Final application is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape shows flip issue. There are 2 appraisals obtained dated 11/XX/2021 and 11/XX/2021. As per 11/XX/2021 dated appraisal date of prior sale/transfer is 8/XX/2021. Price of prior sale/transfer is $xx. As per updated appraisal report, the date of prior sale/transfer is 8/XX/2021. Price of prior sale/transfer is $1 and subject property sales price is $xx. There are no prior renovations made."
* MI, FHA or MIC missing and required (Lvl 3)     "MI certificate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock provided expired on 11/XX/2021 and the loan closed on 11/XX/2021. No lock extension found."	* Higher Price Mortgage Loan (Lvl 2) "Loan failed higher-priced mortgage loan test due to APR calculated 4.859% exceeds APR threshold of 4.640% over by +0.219%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.075% as the borrower’s income is $4,619.38 and total expenses are in the amount of $2,082.18 and the loan was underwritten by DU xx and its recommendation is “Approve/Eligible” with a DTI of 45.07%."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
82095501	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other	$887.18	$1,774.36	03/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$846.88	3.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	688	Not Applicable	40.900%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 with the lender MERS as nominee for xx in the amount of xx which was recorded on xx/XX/2021.
There is no chain of assignment as the subject mortgage is with the original lender MERS as nominee for xx.
There is a prior mortgage in the amount of xx which was recorded on xx/XX/2021 in the favor of MERS as nominee for xx.
No active judgments or liens have been found.
1st installment taxes for 2021 have been paid in the amount of $887.18.
2nd installment taxes for 2021 have been delinquent in the amount of $887.18.	As per the review as of xx/XX/2022, the borrower has been current with the loan and the next payment is due for xx/XX/2022. The last payment was received in the amount of $1,065.23 on xx/XX/2022 which was applied for xx/XX/2022. The current interest rate is 3.1250% and as per the payment history current UPB is in the amount of $xx.	xx:The loan is paid in full and the next payment is due xx/XX/2022. The last payment was received in the amount of $1,065.23 on xx/XX/2022 which was applied for xx/XX/2022. No records for foreclosure and bankruptcy have been found. The RFD is unable to be determined. No comments have been found stating the borrower’s income was impacted by covid. No repairs and damages have been found.
The borrower xx has been working at xx as a xx for 3 months. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock Note	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Original Note Doc Date Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx Variance: -x (Days) Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "The total of payments is $xx. The disclosed total of payments of $xx is not considered accurate because it is understated by more than $100."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Note is missing or unexecuted (Lvl 3) "As per the review of loan document, Note is electronically signed by borrower."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 40.89%. Tape shows defect as fluctuating income. Unable to rely on docs in file and unable to calc ATR."
* Cash out purchase (Lvl 2)     "The subject loan is purchase case. However, the final CD dated reflects cash to in the amount of $244.46."
																																																																																								* ComplianceEase TILA Test Failed (Lvl 2) "Finance charge disclosed on Final CD as $xx. Calculated Finance charge is $xx for an under disclosed amount of -$984.40. Reason for Finance Charge under disclosure is unknown as the Fee Itemization is missing. Subject loan is a purchase, originated on xx and the SOL is 1 year."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
68796659	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$635.89	03/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$717.66	3.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	18.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	755	Not Applicable	44.743%	First	Final policy	Not Applicable	$6,596.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 and recorded on xx/XX/2022, in the amount of $xx with MERS as nominee for xx.

There is no chain of assignment. Currently, the subject loan is with original lender xx.

There is one junior mortgage active in the favor of xx and xx in the amount of $6,596.00, originated on xx/XX/2021 and recorded on xx/XX/2022.

1st combined taxes of 2021 have been paid in the amount of $317.95 on xx/XX/2022.

2nd combined taxes of 2021 have been due in the amount of $317.94.

No prior year delinquent taxes have been found.	According to payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $853.84 which was applied for due date xx/XX/2022. The current P&I is in the amount of $717.66 and current PITI is in the amount of $853.84 with an interest rate of 3.250%. The current UPB reflected as per the payment history is in the amount of $xx.	xx:According to servicing comments, the current status of the loan is performing.

According to payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $853.84 which was applied for due date xx/XX/2022. The current P&I is in the amount of $717.66 and current PITI is in the amount of $853.84 with an interest rate of 3.250%. The current UPB reflected as per the payment history is in the amount of $xx.

As per final application, the borrower xx is working at xx’s for 5 months.

Covid-19 attestation is available in the loan file located at “xx”.
No comment pertaining to the damage on the subject property has been observed.

The loan has not been modified since origination.

No foreclosure activity has been found.

																																																																																	No post close bankruptcy record has been found. xx:xx:xx	Not Applicable			4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.74%, the borrower’s income is $2,643.65 and total expenses are in the amount of $1,182.84 and the loan was underwritten by LP (xx) and its recommendation is “Caution" with a DTI of 45.00%."	* Loan does not conform to program guidelines (Lvl 3) "Per tape, AUS is invalid. As per AUS, recommendation is Caution with DTI 45% due to strong indication of excessive layering of risk and investment quality is unlikely. No further details have been found."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
56242063	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,631.06	03/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,536.02	3.125%	180	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	779	Not Applicable	38.268%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 with the lender MERS as nominee for xx in the amount of $xx which was recorded on xx/XX/2021.
There is no chain of assignment as the subject mortgage is with the original lender MERS as nominee for xx.
No active judgments or liens have been found.
1st and 2nd installment taxes for 2020 have been paid in the amount of $8631.06
No prior year delinquent taxes have been found.	As per the review as of xx/XX/2022, the borrower has been current with the loan and the next payment is due for xx/XX/2022. The last payment was received in the amount of $1,536.02 on xx/XX/2022 which was applied for xx/XX/2022. The current interest rate is 3.125% and as per the payment history current UPB is in the amount of $xx.	xx:The loan is currently performing and the next payment is due xx/XX/2022. The last payment was received in the amount of $1,536.02 on xx/XX/2022 which was applied for xx/XX/2022. No records for foreclosure and bankruptcy have been found. The RFD is unable to be determined. No comments have been found stating the borrower’s income was impacted by covid. No repairs and damages have been found.
The borrower xx has been working at xx., as an xx for 14 years. xx:xx:xx	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| x.xxx% |----| x.xxxxx% Comment: NA Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	3: Curable	* DSCR is less than 1.00 (Lvl 3) "Net operating income is $xx and annual payments (Debt Service) is $xx and there Debt Service Cover Ratio (DSCR) is 0.56 which is less than 1."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Subject is NOO. Seller tape shows self-employed income guidelines not met due to income docs are missing from the loan file."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
44072427	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,351.00	03/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,087.81	4.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	731	Not Applicable	43.786%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 and recorded on xx/XX/2021, in the amount of $xx with MERS as nominee for xx.

There is no chain of assignment. Currently, the subject loan is with original lender xx.

There is one junior mortgage active in the favor of xx, a xx in the amount of $9,114.12 originated on xx/XX/2021 and recorded on xx/XX/2021.

There is a prior civil judgment against the borrower in favor of xx recorded on xx/XX/2011. However, the amount of lien is not mentioned in the supportive document.

Annual county and school taxes of 2022 have been paid in the total amount of $1,351.00.

No prior year delinquent taxes have been found.	According to payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $1,346.30 which was applied for due date xx/XX/2022. The current P&I is in the amount of $1,087.81 and current PITI is in the amount of $1,346.30 with an interest rate of 4.000%. The current UPB reflected as per the payment history is in the amount of $xx.	xx:According to servicing comments, the current status of the loan is performing.

According to payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $1,346.30 which was applied for due date xx/XX/2022. The current P&I is in the amount of $1,087.81 and current PITI is in the amount of $1,346.30 with an interest rate of 4.000%. The current UPB reflected as per the payment history is in the amount of $xx.

As per final application, the borrower xx, III is working at xx for 3 year.

No comment pertaining to the damage on the subject property has been observed.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| -x.xxx% |----| -x.xxxxx% Comment: DTI is xx.xxx%. Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Housing ratio is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent Loan Value: xx.xxx% Tape Value: xxx.xxx% Variance: -x.xxx% Variance %: -x.xxxxx% Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "Subject initially approved at 43.78% Tape and file showed income not verified and omitted debts. Revised AUS in file showing approve/ineligible at 49%."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 4.441% exceeds APR threshold of 4.410% over by +0.031%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
																																																																																								* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed Higher-Priced Mortgage Loan test due to APR calculated 4.469% exceeds APR threshold of 4.410% over by +0.059%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
82169098	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,192.22	03/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$869.94	3.875%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Yes	No	No	728	Not Applicable	44.592%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2022 and recorded on xx/XX/2022, in the amount of $xx with MERS as nominee for xx.

There is no chain of assignment. Currently, the subject loan is with original lender xx.

No active judgments or liens have been found.

1st and 2nd county taxes of 2020 have been paid in the total amount of $5,804.04.

1st county taxes of 2021 have been paid in the amount of $3,192.22 on xx/XX/2022.

No prior year delinquent taxes have been found.	According to payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $1,402.00 which was applied for due date xx/XX/2022. The current P&I is in the amount of $869.94 and current PITI is in the amount of $1,402.00 with an interest rate of 3.875%. The current UPB reflected as per the payment history is in the amount of $xx.	xx:According to servicing comments, the current status of the loan is performing.

According to payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $1,402.00 which was applied for due date xx/XX/2022. The current P&I is in the amount of $869.94 and current PITI is in the amount of $1,402.00 with an interest rate of 3.875%. The current UPB reflected as per the payment history is in the amount of $xx.

As per final application, the borrower xx is working at xx as xx for 26.2 years.

No comment pertaining to the damage on the subject property has been observed.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock Right of Rescission	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -xx.xxx%   Variance %: -xx.xxxxx%   Comment: The borrower's monthly income is $x,xxx.xx after subject loan the proposed amount $x,xxx.xx. Hence, the calculated housing ratio is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: x Family Tape Value: Single Family Variance: Variance %: Comment: Appraisal report reflects subject property type as x Family. Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "Subject loan originated as investment. However, proceeds from the cash out was used to pay off borrowers consumers debts. Hence, subject loan was considered as primary occupancy."	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase 0% tolerance test. Initial CD dated 12/XX/2021 reflects lock extension fee at $260.63. However, CD dated 1/XX/2022 reflects lock extension fee at $342.25. This is an increase in fee of $81.62 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement is missing from the loan documents."
* Right of Rescission missing or unexecuted (Lvl 3) "Right of rescission is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 44.592%. Tape shows rental income not verified and may push DTI over 66%. Unable to rely on income document in file and unable to calculate ATR."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.592%, the borrower’s income is $6,369.20 and total expenses are in the amount of $2,840.15 and the loan was underwritten by LP (xx and its recommendation is “Accept” with a DTI of 45%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
56020219	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,872.28	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,963.01	2.875%	360	xx	xx	FHA	Fixed	Refinance	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	646	Not Applicable	52.441%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 with lender MERS as nominee for xx and recorded on xx/XX/2021 for the amount of $xx.
There are no active liens and judgments against the borrower.
Taxes for the year 2021-2022 have been paid for the amount of $7872.28. No prior year tax delinquency has been found.	According to the payment history tape as of xx/XX/2022, the borrower is regular with the payment and the next due date is xx/XX/2022. The last payment received date is unable to be determined. The monthly P&I per tape is in the amount of $1963.01 with an interest rate of 2.875%. The current UPB is reflected in PH for the amount of $xx.	xx:The current status of the loan is performing. According to the payment history tape as of xx/XX/2022, the borrower is regular with the payment and the next due date is xx/XX/2022. The last payment received date is unable to be determined. The monthly P&I per tape is in the amount of $1963.01 with an interest rate of 2.875%. The current UPB is reflected in PH for the amount of $xx.
No evidences have been found regarding the foreclosure and bankruptcy. The occupancy is unable to be determined. The borrower is working as electrician in xx for 30 years. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	Field: Age of Loan Loan Value: x Tape Value: xx |---| -x |----| -xx.xxxxx% Comment: NA Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Escrow Account Indicator   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: $xxxxxx.xx   Tape Value: $xxxxxx.xx   Variance: $-xxxx.xx   Variance %: -x.xxxxx%   Comment: Updated as per Appraisal report.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: CLTV is xx.xx%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -x (Days)   Variance %:    Comment: Updated as per Note.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: LTV is xx.xx%.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx Variance: xxxxx (Days) Variance %: Comment: Updated as per Note. Tape Source: Initial Tape Type:	4: Unacceptable	* CLTV exceeds guidelines (Lvl 4) "LTV over 100%. Subject acquired within last 12 months for $472K and loan amount $xx. Tape shows seller used appraised value of $532K and LTV 87%. Elevated for client review."	* MI, FHA or MIC missing and required (Lvl 3) "This loan is FHA. Mortgage insurance certificate is missing from loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 52.44% as the borrower’s income is $7,365.45 and total expenses are in the amount of $3,862.50 and the loan was underwritten by DU xxand its recommendation is “Approve/Eligible” with a DTI of 52.44%."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
88982403	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$280.29	04/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$679.72	3.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	765	746	44.621%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 and recorded on xx/XX/2021, in the amount of $xx with MERS as nominee for xx.

There is no chain of assignment. Currently, the subject loan is with original lender MERS as nominee for xx.

There are multiple civil judgments, state tax liens and IRS in favor of different plaintiffs which were recorded on different dates. The amount of lien is not mentioned in the supportive documents. However, the defendant’s name does not match with subject borrower.

Annual county taxes of 2021 have been paid in the amount of $269.08 on xx/XX/2021.

No prior year delinquent taxes have been found.	According to payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $679.72 which was applied for due date xx/XX/2022. The current P&I is in the amount of $679.72 with an interest rate of 3.375%. The current UPB reflected as per the payment history is in the amount of $xx.	xx:According to servicing comments, the current status of the loan is performing.

According to payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $679.72 which was applied for due date xx/XX/2022. The current P&I is in the amount of $679.72 with an interest rate of 3.375%. The current UPB reflected as per the payment history is in the amount of $xx.

As per final application, the borrower xx is self-employed. He is co-owner of xx for 3 years.

No comment pertaining to the damage on the subject property has been observed.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found. xx:xx:xx	Not Applicable	Affiliated Business Disclosure Origination Appraisal	Field: Age of Loan Loan Value: x Tape Value: x |---| -x |----| -xx.xxxxx% Comment: Tape Source: Initial Tape Type:
Field: Borrower #x Middle Name   Loan Value: xx  Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: xxx Tape Value: xxx Variance: x Variance %: x.xxxxx% Comment: Tape Source: Initial Tape Type:	3: Curable	* Missing Appraisal (Lvl 3) "Appraisal report is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "Affiliated business disclosure is missing from the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 45%. Tape shows income miscalculation and income was not sufficiently documented. Further details not provided. Excluding the income pushes the DTI to 72%. Unable to rely on documents in file and unable to calculate ATR."
* Cash out purchase (Lvl 2)     "Subject loan is purchase; however, Final CD reflects cash to in the amount of $xx."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.621% as the borrower’s income is $3,471.00 and total expenses are in the amount of $1,548.81 and the loan was underwritten by AUS/LP (xx) and its recommendation is “Approve/Eligible” with 45.00%."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
40182449	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,149.26	04/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,270.98	2.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	779	802	49.647%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2020 with lender MERS as nominee for xx and recorded on xx/XX/2020 for the amount of $xx.
There are no active liens and judgments against the borrower.
County taxes for the year 2021 will be due on xx/XX/2022 for the amount of $2149.26. No prior year tax delinquency has been found.	According to the payment history as of xx/XX/2022, the borrower is regular with the payment and the next due date is xx/XX/2022. The last payment was received on xx/XX/2022 for the amount of $1645.43xx. The monthly P&I is in the amount of $1270.98 with an interest rate of 2.750%. The current UPB is reflected in PH for the amount of $xx.	xx:The current status of the loan is performing. According to the payment history as of xx/XX/2022, the borrower is regular with the payment and the next due date is xx/XX/2022. The last payment was received on xx/XX/2022 for the amount of $1645.43xx. The monthly P&I is in the amount of $1270.98 with an interest rate of 2.750%.The current UPB is reflected in PH for the amount of $xx.
No comments have been found regarding the foreclosure and bankruptcy. The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. The borrower is working as a in xx for 1 year. xx:xx:xx	Not Applicable	Field: Original Note Doc Date Loan Value: xx/XX/xxxx Tape Value: xx/XX/xxxx |---| -x (Days) |----| Comment: NA Tape Source: Initial Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "CE risk indicator is "moderate" since this loan failed the revised closing disclosure delivery date test (no waiting period required). The revised closing disclosure delivery does not require a new waiting period and the revised closing disclosure receipt date is provided and the revised closing disclosure receipt date (12/XX/2020) is after the consummation date, or closing / settlement date (12/XX/2020)."	* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TILA finance charge test. The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate because it is understated by more than $100. Subject loan is a purchase, originated on 12/XX/2020 and the SOL is 1 year."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 50.00% as the borrower’s income is $5,054.00 and the total expenses are in the amount of $2,509.18 and the loan was underwritten by AUS/LP (xx) & its recommendation is “Accept” and DTI is showing in it as 50.00%."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
65201670	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,824.20	04/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,122.49	3.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	722	Not Applicable	33.364%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2020 with lender MERS as nominee for xx and recorded on xx/XX/2020 for the amount of $xx.
There are no active liens and judgments against the borrower.
County taxes for the year 2021-2022 have been paid for the amount of $4824.20. No prior year tax delinquency has been found.	According to the payment history as of xx/XX/2022, the borrower is regular with the payment and the next due date is xx/XX/2022. The last payment was received on xx/XX/2022 for the amount of $2978.72xx. The monthly P&I is in the amount of $2122.49 with an interest rate of 3.625%. The current UPB is reflected in PH for the amount of $xx.	xx:The current status of the loan is performing. According to the payment history as of xx/XX/2022, the borrower is regular with the payment and the next due date is xx/XX/2022. The last payment was received on xx/XX/2022 for the amount of $2978.72xx. The monthly P&I is in the amount of $2122.49 with an interest rate of 3.625%. The current UPB is reflected in PH for the amount of $xx.
No comments have been found regarding the foreclosure and bankruptcy. The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. The borrower is working as an xx/ xx in xx for 2 years. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Borrower #x Middle Name Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Updated as per Note. Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Updated as per Note.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -x (Days)   Variance %:    Comment: Updated as per Note.   Tape Source: Initial   Tape Type:
																																																																																				Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Updated as per Appraisal report. Tape Source: Initial Tape Type:	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 33.36%. Tape shows income miscalculation may push DTI higher. No further details are available. Unable to rely on docs in file and unable to calc ATR."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
63508024	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,463.75	03/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$960.39	3.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	702	Not Applicable	29.830%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 with the lender MERS as nominee for xx, in the amount of $xx which was recorded on xx/XX/2021 with instrument#2021-xx.

There is no chain of assignment as the subject mortgage is with the original lender.

No active judgments or liens have been found against the borrower/subject property.

County annual installment taxes for 2021 have been paid in the amount of $1,463.75 on xx/XX/2021. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/XX/2022, the borrower is current with the loan. The last payment was received on xx/XX/2022 which was applied to xx/XX/2022. The next due date for payment is xx/XX/2022. The borrower pays the P&I in the amount of $960.39 and PITI in the amount of $1,249.21. The current UPB reflected is in the amount of $xx.	xx:As per the review of collection comments, the current status of the loan is performing. According to the payment history as of xx/XX/2022, the borrower is current with the loan. The next due date for payment is xx/XX/2022. The current UPB reflected is in the amount of $xx. No comments have been found regarding the borrower’s income was impacted by the covid-19 pandemic. No comments have been found regarding the subject property condition. xx loan file.pdf PG#163". xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: Yes |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: H ratio is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx Variance: xx (Days) Variance %: Comment: last payment received date is xx/XX/xxxx. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows first time home buyer cert is not completed prior to note date."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Closing_Disclosure violations (Lvl 2) "Final closing disclosure dated 08/XX/2021 is electronic signed by borrower."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
89135603	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,645.64	04/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$853.78	4.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Secondary	Yes	Yes	No	679	Not Applicable	36.581%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 with lender MERS as nominee for xx and recorded on xx/XX/2021 for the amount of $xx.
There are no active liens and judgments against the borrower.
Annual county and city taxes have been paid for the amount of $1645.64. No prior year tax delinquency has been found.	According to the payment history as of xx/XX/2022, the borrower is regular with the payment and the next due date is xx/XX/2022. The last payment was received on xx/XX/2022 for the amount of $1215.63xx. The monthly P&I is in the amount of $853.78 with an interest rate of 4.375%. The current UPB is reflected in PH for the amount of $xx.	xx:The current status of the loan is performing. According to the payment history as of xx/XX/2022, the borrower is regular with the payment and the next due date is xx/XX/2022. The last payment was received on xx/XX/2022 for the amount of $1215.63xx. The monthly P&I is in the amount of $853.78 with an interest rate of 4.375%. The current UPB is reflected in PH for the amount of $xx.
No comments have been found regarding the foreclosure and bankruptcy. The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. The borrower is working as xx in xx for 20 years. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| x.xxx% |----| x.xxxxx% Comment: The borrower’s income is $x,xxx.xx and total expenses are in the amount of $x,xxx.xx. DTI reflects xx.xxx%. Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: x.xxx%   Tape Value: xx.xxx%   Variance: -xx.xxx%   Variance %: -xx.xxxxx%   Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: xx (Days)   Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Note document reflects property address street as xxx Blarney Stone Ct. Tape Source: Initial Tape Type:	3: Curable	* GSE Points and Fees Test Violations (Lvl 3) "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to Fees charged $5,309.00 Exceeds Fees threshold of $4,953.92 Over by +$355.08.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $3,919.00
Processing Fee paid by Borrower: $395.00
Underwriting Fee paid by Borrower: $995.00

Loan failed GSE qualified mortgage APR threshold test due to APR calculated 5.185%. Exceeds APR threshold of 5.100%. Over by +0.085%. Subject loan is escrowed."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed qualified mortgage safe harbor threshold test due to APR calculated 5.185%. Exceeds APR threshold of 4.350%. Over by +0.835%. Subject loan is escrowed.

Loan fails qualified mortgage lending policy points and fees test due to Fees charged $5,309.00. Exceeds fees threshold of $4,953.92. Over by +$355.08.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $3,919.00
Processing Fee paid by Borrower: $395.00
Underwriting Fee paid by Borrower: $995.00

																																																																																								Loan failed qualified mortgage APR threshold test due to APR calculated 5.185%. Exceeds APR threshold of 4.350%. Over by +0.835%. Subject loan is escrowed."		Elevated	Not Covered	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
35925951	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,269.95	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$801.09	3.990%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	744	725	38.087%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2022 with the lender MERS as nominee for xx in the amount of $xx which was recorded on xx/XX/2022 with instrument#xx.

There is no chain of assignment as the subject mortgage is with the original lender.

No active judgments or liens have been found against the borrower/subject property.

No prior year’s delinquent taxes have been found.	According to the payment history as of xx/XX/2022, the borrower is current with the loan. The first payment due date for payment is xx/XX/2022. The borrower pays the P&I in the amount of $801.09 with an interest rate of 3.990%. The current UPB reflected is in the amount of $xx.	xx:As per the review of collection comments, the current status of the loan is performing. According to the payment history as of xx/XX/2022, the borrower is current with the loan. The first payment due date for payment is xx/XX/2022. The current UPB reflected is in the amount of $xx. No comments have been found regarding the borrower’s income was impacted by the covid-19 pandemic. No comments have been found regarding the subject property condition. As per the final loan application, the borrower is working at xx as an xx for 7 years. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Borrower #x Last Name Loan Value: xx Tape Value: xx |---| |----| Comment: updated as per Note. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: updated as per xxxx.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Updated as per xxxx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: CLTV is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: x/XX/xxxx   Tape Value: x/XX/xxxx   Variance: -x (Days)   Variance %:    Comment: updated as per Note.   Tape Source: Initial   Tape Type:
																																																																																				Field: Original Standard LTV (OLTV) Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: x.xxx% Variance %: x.xxxxx% Comment: LTV is xx.xxx%. Tape Source: Initial Tape Type:	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "Subject approved at 38%. Tape and file show revised AUS as approve/Ineligible at 46.25%, QM failure. Tape noted income miscalculation and income not documented."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
81254023	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,261.66	04/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,299.36	3.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	Other	xx	35.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	755	Not Applicable	32.629%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2022 in the amount of xx which was recorded on xx/XX/2022 in the favor of MERS as nominee for xx.
There is no chain of assignment as the subject mortgage is with the original lender MERS as nominee for xx.
No active judgments or liens have been found.
Annual county taxes for 2021 have been paid in the amount of $1003.61.
Annual city taxes for 2021 have been paid in the amount of $3258.05.
No prior year delinquent taxes have been found.	As per the review of the payment history, the borrower is current with the loan and the next payment is due for xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $1,767.17 which was applied for xx/XX/2022. The current P&I is $1,299.36 and PITI is $1,767.17. The current UPB is $xx.	xx:The loan is currently performing and the next payment is due for xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $1,767.17 which was applied for xx/XX/2022. No records for foreclosure and bankruptcy have been found. Unable to determine the current occupancy and condition of the property. The borrower xx has been working at xx as a xx.
The covid attestation is located at “ xx pg#xx”. xx:xx:xx	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| -x.xxx% |----| -x.xxxxx% Comment: Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. CLTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. CLTV = xx.xxx%.   Tape Source: Initial   Tape Type:
																																																																																				Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Note reflects address as xx. Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Seller tape shows defect as Missing HO6 Hazard Policy - Gap in coverage as the current coverage covers the current build but not enhancements. The borrower has not completed a home ownership education course prior to the note date."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
94345457	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,023.58	04/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,343.77	3.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	680	Not Applicable	40.422%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 with lender MERS as nominee for xx and recorded on xx/XX/2021 for the amount of $xx.
There are no active liens and judgments against the borrower.
Annual county taxes for the year 2021 have been paid for the amount of $5023.58. No prior year tax delinquency has been found.	According to the payment history as of xx/XX/2022, the borrower is regular with the payment and the next due date is xx/XX/2022. The last payment was received on xx/XX/2022 for the amount of $2018.77xx. The monthly P&I is in the amount of $1343.77 with an interest rate of 3.500%. The current UPB is reflected in PH for the amount of $xx.	xx:The current status of the loan is performing. According to the payment history as of xx/XX/2022, the borrower is regular with the payment and the next due date is xx/XX/2022. The last payment was received on xx/XX/2022 for the amount of $2018.77xx. The monthly P&I is in the amount of $1343.77 with an interest rate of 3.500%. The current UPB is reflected in PH for the amount of $xx.
No comments have been found regarding the foreclosure and bankruptcy. The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. Also, no comments have been found regarding the income impacted due to covid-19. The borrower is working as xx in xx for 4 years. xx:xx:xx	Not Applicable	Field: Age of Loan Loan Value: xx Tape Value: xx |---| -x |----| -xx.xxxxx% Comment: NA Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: NA   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: NA   Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: PMI   Tape Value: Other   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx Variance: xx (Days) Variance %: Comment: NA Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "1. This loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

2. This loan failed the closing or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide a reimbursement date or a consummation date (or closing / settlement date)."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "This loan failed the charges that cannot increase test. Missing valid COC for a total fee increase of $2,205.00 on PCCD dated 04/XX/2021. There is a total fee increase of $2,205.00 for a non-shoppable fee which exceeded the 0% tolerance for non-shoppable fees."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject approved at 42.71%. Tape shows SE income miscalculation using 12 mos instead of 24 mos pushes DTI to 47.24%. AUS invalidated. Unable to rely on the documents in the loan file and unable to calculate ATR."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "CE risk indicator is "moderate" since this loan failed the TILA finance charge test. The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate because it is understated by more than $100.
																																																																																								Subject loan is a purchase, originated on 03/XX/2021 and the SOL is 1 year."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
61876819	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$5,658.40	02/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,990.31	3.450%	360	xx	xx	VA	Fixed	Refinance	xx	xx	Streamline Refinance	Yes	xx	xx	25.000%	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	01/XX/2021	$445,907.70	Not Applicable	3.375%	$1,987.41	02/XX/2021	Financial Hardship	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2020 and recorded on xx/XX/2020, in the amount of $xx with MERS as nominee for xx.

There is no chain of assignment. Currently, the subject loan is with original lender xx. as it should be with xx.

No active judgments or liens have been found.

1st county taxes of 2021 have been paid in the amount of $2,829.20 on xx/XX/2022.

2nd county taxes of 2021 have been due in the amount of $2,829.20.

No prior year delinquent taxes have been found.	According to payment history as of xx/XX/2022, the borrower is currently delinquent for 1 month and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $2,639.63 which was applied for due date xx/XX/2021. The current P&I is in the amount of $1,987.41 and current PITI is in the amount of $2,639.63 with an interest rate of 3.375%. The current UPB reflected as per the payment history is in the amount of $xx.	xx:According to servicing comments, the loan is in collection.

According to payment history as of xx/XX/2022, the borrower is currently delinquent for 1 month and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $2,639.63 which was applied for due date xx/XX/2021. The current P&I is in the amount of $1,987.41 and current PITI is in the amount of $2,639.63 with an interest rate of 3.375%. The current UPB reflected as per the payment history is in the amount of $xx.

The modification agreement was made between lender and borrower on xx/XX/2021. As per the modified term, the new principal balance is $xx. The borrower promises to pay $1,987.41 monthly with a modified interest rate of 3.375% beginning from xx/XX/2021 with a maturity date of xx/XX/2050. The modification does not have a balloon provision. The loan was modified once since origination.

As per final application, the borrower xx is working at xx.

As per comment dated xx/XX/2021, the borrower’s income is impacted by covid-19 pandemic.

As per comment dated xx/XX/2022, the subject property is owner occupied. No comment pertaining to the damage on the subject property has been observed.

No foreclosure activity has been found.

No post close bankruptcy record has been found. xx:xx:xx	The modification agreement was made between lender and borrower on xx/XX/2021. As per the modified term, the new principal balance is $xx. The borrower promises to pay $1,987.41 monthly with a modified interest rate of 3.375% beginning from 2/XX/2021 with a maturity date of 8/XX/2050. The modification does not have a balloon provision. The loan was modified once since origination.	Credit Report	Field: Doc Date of Last Modification Loan Value: x/XX/xxxx Tape Value: x/XX/xxxx |---| -xxx (Days) |----| Comment: NA Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: Streamline Refinance   Tape Value: Reduced   Variance:    Variance %:    Comment: Final application reflects loan documentation type as streamline refinance.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Reversed Loan Value: xxxxxxxxxxxxxxxxxxxxx Tape Value: xxxxxxxxxxxxxxxxxxxxx Variance: Variance %: Comment: N/A. Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "As per seller tape loan is delinquent. According to payment history as of 2/XX/2022, the borrower is currently delinquent for 1 month and the next due date for payment is 1/XX/2022. The last payment was received on 2/XX/2022 in the amount of $2,639.63 which was applied for due date 12/XX/2021."	* Missing credit report (Lvl 2) "Credit Report is missing from loan file."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
83912341	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,010.32	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,114.06	2.625%	360	xx	xx	FHA	Fixed	Refinance	xx	xx	Streamline Refinance	No	xx	xx	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 and recorded on xx/XX/2021 in the amount of $xx with MERS as nominee for xx with Instrument#xx|Book/Page#xx.

There is no chain of assignment as the subject mortgage is with the original lender MERS as nominee for xx.

No active judgments or liens have been found against the borrower.

Annual county taxes of 2021 have been paid on xx/XX/2021 in the amount of $5,769.91.	According to the payment history seller tape data as of xx/XX/2022, the borrower is current with loan. The last payment received date is unable to determine. The next due date for payment is xx/XX/2022. The P&I is in the amount of $1,114.06. The UPB reflected is in the amount of $xx.	xx:The current status of the loan is performing.
According to the payment history seller tape data as of xx/XX/2022, the borrower is current with loan. The last payment received date is unable to determine. The next due date for payment is xx/XX/2022. The P&I is in the amount of $1,114.06. The UPB reflected is in the amount of $xx.
The reason for default is unable to be determined from the latest servicing comments.
No evidence has been found regarding damage or repairs in the latest servicing comments.
Loan was originated on xx/XX/2021. The covid-19 attestation is located at “xx”.
Borrower employment details are not available. xx:xx:xx	Not Applicable	Credit Report Mortgage Insurance Notice of Servicing Transfer	Field: Borrower #x First Name Loan Value: xx Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Borrower #x Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Borrower First Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xMMMxxxxxx   Tape Value: CCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxMMMx   Tape Value: CCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Provided seller’s tape shows an alert that theFHA case number assignment is invalid or expired."
* MI, FHA or MIC missing and required (Lvl 3)     "FHA MI certificate is missing from the loan file."
																																																																																							* Notice of Servicing Transfer missing or unexecuted (Lvl 3) "Notice of servicing transfer disclosure is missing from the loan file."	* Missing credit report (Lvl 2) "Credit Report is missing from loan file."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
73323464	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,677.00	02/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,517.00	3.250%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	631	626	42.266%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 which was recorded on xx/XX/2021 in the amount of $xx with xx.
There is no chain of assignment as the subject mortgage is with the original lender xx.
No active liens and judgments against the borrower/property.
No delinquent taxes have been found.	According to the available payment history as of xx/XX/2022, the borrower is current with the payments. The last payment was received on xx/XX/2022 which was applied to xx/XX/2021. The next due date for payment is xx/XX/2022. The P&I is in the amount of $1,517.00 and PITI is in the amount of $1,954.97. The UPB reflected as per the payment history is in the amount of $xx.	xx:The loan is currently performing. According to the available payment history as of xx/XX/2022, the borrower is current with the payments. The last payment was received on xx/XX/2022 which was applied to xx/XX/2021. The next due date for payment is xx/XX/2022. The P&I is in the amount of $1,517.00 and PITI is in the amount of $1,954.97. The UPB reflected as per the payment history is in the amount of $xx.
As per the comment dated xx/XX/2022, the borrower’s income has been affected by Covid-19.
Unable to determine the occupancy and condition of the subject property. No damage or repairs have been found.
As per the 1003 document the borrower is working as a xx at “xx’s xx” for 17.1 years. xx:xx:xx	Not Applicable	Mortgage Insurance	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: N/A. Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. LTV (CLTV) = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. LTV (CLTV) = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxx   Tape Value: CCxCCxxxx   Variance:    Variance %:    Comment: xxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xxxxxxxxx Tape Value: xxxxxCxCC Variance: Variance %: Comment: xxxxxxxxx. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 02/XX/2021 reflects transfer taxes at $1,890.00. However, CD dated 04/XX/2021 reflects transfer taxes at $1,917.24. This is an increase in fee of $27.24 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape shows amount seller credit exceeded guidelines; Seller contribution of 3.066% was made on the loan which exceeds the threshold of 3% on FHA loan with LTV/CLTV of 96.50%. Customer unwilling to participate with manual underwriting process to meet guidelines so loan is uninsured."	* MI, FHA or MIC missing and required (Lvl 2) "This is an FHA loan. The mortgage insurance certificate is missing from the loan documents."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
26186515	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,263.74	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,161.67	3.375%	360	xx	xx	FHA	Fixed	Refinance	xx	xx	Streamline Refinance	No	xx	xx	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2022 shows that the subject mortgage was originated on xx/XX/2020 and it was recorded on xx/XX/2020 in the amount of $xx in favor of MERS as nominee for xx.

No single assignment of mortgage is available in the updated title report.
There is an active partial claim mortgage against the subject property in the amount of $xx in favor of xx and xx and it was recorded on xx/XX/2021.

There are seven active prior civil judgments against xx in the total amount of $xx with different lenders.

No prior year delinquent taxes have been found.	As per tape date of updated payment history as of xx/XX/2022, the borrower is current with the loan and the next due for regular payment is xx/XX/2022. No evidences are available in updated payment history that confirms when the last regular payment has been made for xx/XX/2022. The UPB as of the date is in the amount of $xx.	xx:The loan is currently performing.
As per tape date of updated payment history as of xx/XX/2022, the borrower is current with the loan and the next due for regular payment is xx/XX/2022. No evidences are available in updated payment history that confirms when the last regular payment has been made for xx/XX/2022. The UPB as of the date is in the amount of $xx.
No evidences are available regarding foreclosure proceedings and bankruptcy filings.
No any information has been found regarding property damages or repairs, xx:xx:xx	Not Applicable	Credit Report Missing or error on the Rate Lock Mortgage Insurance	Field: Borrower First Name Loan Value: xx Tape Value: xx |---| |----| Comment: The note dated x/XX/xxxx and signed at closing, reflects the borrower's first name as xx Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral value used for Underwriting:$xx. Amount of secondary Lien: $x.xx. Loan amount: $xx. CLTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral value used for underwriting:$xx. Loan amount: $xx. LTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xMMMxxxxxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxxxxxMMMx   Tape Value: CCCCCCxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: The note dated x/XX/xxxx and signed at closing, reflects property street address street is xx. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "As per seller tape borrower is not eligible for forbearance due to delinquency. The next due for regular payment is 04/XX/2022. No evidences are available in updated payment history that confirms when the last regular payment has been made for 03/XX/2022."
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage insurance certificate is missing from loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Missing credit report (Lvl 2) "Credit report is missing in the loan file."		Minimal	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
35789283	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$625.38	03/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$562.05	4.000%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	634	Not Applicable	35.056%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx/XX/2022 shows subject mortgage was originated on xx/XX/2019 in the amount of $xx with MERS as nominee for xx of xx, and it was recorded on xx/XX/2019.

The chain of assignment is incomplete. The loan is currently assigned with xx. It should be with xx.

No active judgments or liens have been found.

Parcel # xx.
First half county taxes of 2021 have been paid off in the amount of $566.07 on xx/XX/2022.
Second half county taxes of 2021 are due in the amount of $566.07 on xx/XX/2022.

Parcel # xx.
First half county taxes of 2021 have been paid off in the amount of $59.31 on xx/XX/2022.
Second half county taxes of 2021 are due in the amount of $59.31 on xx/XX/2022.

As per updated title report, no prior year taxes are delinquent.	The review of updated payment history as of xx/XX/2022, the borrower is current with the loan and the next due date of payment is xx/XX/2022. The last payment xx was received in the amount of $747.37 which was applied for xx/XX/2022. The current P&I is $562.05 with an interest rate of 4.000%. The UPB as of the date is mentioned in the updated payment history is in the amount of $xx.	xx:The review of the collection comment shows that the loan is in performing.

The review of updated payment history as of xx/XX/2022, the borrower is current with the loan and the next due date of payment is xx/XX/2022. The last payment xx was received in the amount of $747.37 which was applied for xx/XX/2022. The current P&I is $562.05 with an interest rate of 4.000%. The UPB as of the date is mentioned in the updated payment history is in the amount of $xx.
No foreclosure activity has been found.
No pertaining bankruptcy-related details have been found
The property is owner occupied and is in average condition. Information regarding the damage and repair is not available in the latest servicing comments. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This Loan has failed Reimbursement Amount Validation Test and Consummation or Reimbursement Date Validation Test."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan has failed Charges That Cannot Increase Test, because Initial LE dated 8/XX/2019 shows Transfer Taxes Fee at $1.00 and Final CD dated 9/XX/2019 shows  Transfer Taxes Fee at $240.80. This is a fee increase of $239.80 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape date shows issues with.

Minimum required investment not met; short $2173."
* MI, FHA or MIC missing and required (Lvl 3)     "The MI certificate is missing from the loan file."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from loan document."			Moderate	Pass	Pass	Pass	Pass	No Result	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
36501743	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$3,371.98	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$954.93	3.375%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	663	Not Applicable	40.355%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx/XX/2022 shows that the subject mortgage was originated on xx/XX/2021 and recorded on xx/XX/2021 for the amount $xx held by xx.

The chain of assignment is incomplete. The last assignment is with original lender “xx”. However, it should be with “xx”.

No active judgments or liens have been found.

2nd half county taxes of 2021/2022 have been due for xx/XX/2022 in the amount of $1,685.99.

No delinquent taxes have been found for the prior year.	Review of payment history as of xx/XX/2022 shows that the borrower is 1 month delinquent with the loan. The next due date is xx/XX/2022. The last payment was received date is unable to be determined. The current P&I is $954.93 & the interest rate is 3.375%. The current UPB as of the date is $xx.	xx:The current status of the loan is collection.
Review of payment history as of xx/XX/2022 shows that the borrower is 1 month delinquent with the loan. The next due date is xx/XX/2022. The last payment was received date is unable to be determined. The current P&I is $954.93 & the interest rate is 3.375%. The current UPB as of the date is $xx.
No bankruptcy and foreclosure evidence has been found.
The subject property is owner occupied. Unable to confirm the current condition and occupancy status of the subject property.
The borrower is working at xx as an xx for 126 months. xx:xx:xx	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| x.xxx% |----| x.xxxxx% Comment: NA Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xmmmmmmmmmmmm   Tape Value: CCCCCCCCCCC   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: mmmmmmmmmmmmx   Tape Value: CCCCCCCCCCC   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Change in Rate/Term   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: Updated as per document.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-x Loan Value: Refinance Tape Value: Cash Out Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* DSCR is less than 1.00 (Lvl 3) "The effective gross income is $xx. Total annual operating expenses are $xx and annual payments are in the amount of $26.901.60. Hence, Debt Service Cover Ratio is 0.15."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Subject is NOO. Tape shows borrower was not employed at closing. DTI may rise higher."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
85963771	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$819.13	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$891.02	3.125%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	No	No	709	Not Applicable	43.660%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2022 reflects that the subject mortgage was originated on xx/XX/2020 with the lender MERS as nominee for xx in the amount of $xx, which was recorded on xx/XX/2020 Instrument# | Book/Page# 2020 / 3049.
No chain of assignment has been found. Currently, the mortgage assignment is with MERS as nominee for xx which was recorded on xx/XX/2020.  However, this should be with xx.
There are two judgments active against the borrower in the favor of xx in the amount of $xx. Both were recorded on different dates.
No prior year’s delinquent taxes have been found.	According to a review of the payment history tape as of xx/XX/2022, the loan is currently performing and the next due date xx for the regular payment is xx/XX/2022. The last payment was received total in the amount of PITI $1,122.51 which includes P&I $891.02 with the rate of interest 3.125%, which was applied for the due date of xx/XX/2022. The UPB reflected in the latest payment history is in the amount of $xx.	xx:According to the review of the servicing comments, the current status of loan is performing. As per the payment history as of xx/XX/2022, the loan is currently performing and the next due date xx for the regular payment is xx/XX/2022. The UPB reflected in the latest payment history is in the amount of $xx.
As per comment xx/XX/2021, RFD is other.
The borrower xx has been at US xx as Rural carrier for 10 years.
Covid-19 attestation is located at xx.
As per the servicing comments, the subject property has been occupied by the owner. As per comment dated xx/XX/2021, the subject property had damage due to wind on xx/XX/2021. Comment dated xx/XX/2021 shows claim check has been received for the amount of $xx. However, no details have been regarding completion of repairs. xx:xx:xx	Not Applicable	Appraisal (Incomplete)	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| -x.xxx% |----| -x.xxxxx% Comment: NA. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: $xxxxxx.xx   Tape Value: $xxxxxx.xx   Variance: $-xxxxxx.xx   Variance %: -xx.xxxxx%   Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: xx.xxx%   Variance %: xx.xxxxx%   Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: xx.xxx%   Variance %: xx.xxxxx%   Comment: NA.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xMMMMxxxxxxxxxxxxxx   Tape Value: CCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xxxxxxxxxxxxxxMMMMx Tape Value: CCCCCCCCCCCCCCCCCCC Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan closed without an Appraisal. However, PIW disclosure signed by the borrower is missing from the loan documents."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "Loan failed the Missouri Mortgage Banker or Correspondent Mortgage Banker License prohibited fees test. Fee charged $4,784.00, over by +$4,784.00. The below fees were included in the test: Points - Loan Discount Fee paid by Borrower: $4,784.00."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation due to decrease in lender credit on final closing disclosure dated 06/XX/2020. Initial loan estimate dated 04/XX/2020 reflects non-specific lender credit at +$450.00. However, final closing disclosure dated 06/XX/2020 does not reflects non-specific lender credit. This is decrease of +$450.00 for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 3)     "Intent to proceed is missing in loan file."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape shows the loan closed as LP with PIW. Subject loan closed without an Appraisal. However, PIW disclosure signed by the borrower is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.660%, the borrower’s income is $3,745.95 and total expenses are in the amount of $513.00 and the loan was underwritten by LP (Locatoxx) and its recommendation is accept/eligible with a DTI of 44%."		Moderate	Pass	Pass	Pass	Not Covered	Fail	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$25,928.15	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
70913494	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,350.90	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,525.87	3.125%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	Low Rise Condo (1-4 Stories)	Not Applicable	xx	Primary	Yes	Yes	No	717	803	46.795%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2020 with lender MERS as nominee for xx and recorded on xx/XX/2020 for the amount of $xx.
There are no active liens and judgments against the borrower.
Annual town taxes for the year 2022 have been paid for the amount of $5350.90. No prior year tax delinquency has been found.	According to the payment history tape data as of xx/XX/2022, the borrower is regular with the payment and the next due date per tape is xx/XX/2022. The last payment received date is unable to be determined. The monthly P&I is in the amount of $1525.87 with an interest rate of 3.125% and PITI is $2075.69. The current UPB is reflected in PH for the amount of $xx.	xx:The current status of the loan is performing. According to the payment history tape data as of xx/XX/2022, the borrower is regular with the payment and the next due date per tape is xx/XX/2022. The last payment received date is unable to be determined. The monthly P&I is in the amount of $1525.87 with an interest rate of 3.125% and PITI is $2075.69. The current UPB is reflected in PH for the amount of $xx.
No comments have been found regarding the foreclosure and bankruptcy. The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. The borrower is retired. xx:xx:xx	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| x.xxx% |----| x.xxxxx% Comment: Borrwer DTI ratio percent as xx.xxx%. Tape Source: Initial Tape Type:
Field: Loan Documentation Type   Loan Value: Full Documentation   Tape Value: Streamline Refinance   Variance:    Variance %:    Comment: Loan documentation type as full documentation.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: $xxxxxx.xx   Tape Value: $xxxxxx.xx   Variance: $xxxxx.xx   Variance %: xx.xxxxx%   Comment: Original appraised value as $xx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xxx.xxx%   Variance: -xx.xxx%   Variance %: -xx.xxxxx%   Comment: Original CLTV Ratio percent as xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xxx.xxx%   Variance: -xx.xxx%   Variance %: -xx.xxxxx%   Comment: Original standard LTV (OLTV) as xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xmmmmxxxxxxxxx   Tape Value: CCCCCCCCCCCxxxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xxxxxxxxxmmmmx Tape Value: xxxxxCCCCCCCCCCC Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Value used by lender not supported (Lvl 4) "Tape shows appraised value of $xx used at closing is not supported. Subject loan closed with PIW; however, PIW is lost. Latest appraisal report shows property value come down to $xx which pushes the LTV/CLTV from 85% to 104.565%." Current UPB $349K with LTV 102%. Elevated for client review."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan closed with an no appraisal. However, PIW disclosure signed by the borrower is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 3)     "The borrower's intent to proceed is missing in loan file."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 46.795%, the borrower’s income was $$8,742.65 and total expenses are in the amount of $4,091.14 and the loan was underwritten by LP (xx) and its recommendation is Accept with a DTI of 47.000%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
28772232	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,133.97	03/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$857.32	4.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Investor	Yes	Yes	No	662	Not Applicable	35.226%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx title report dated xx/XX/2022 shows that, the mortgage was originated on xx/XX/2021 with xx, in the amount of $xx. The subject mortgage was recorded on xx/XX/2021 with the instrument # 2021-xx.
The annual installments of county and city taxes for the year of 2021 have been paid in the amount of $66.65 and $1067.32 respectively.	The review of the payment history shows that, the borrower is current with the loan and the next due date is for xx/XX/2022. The last payment was received on xx/XX/2022, in the amount of $857.32, which was applied for xx/XX/2022. The UPB stated in the payment history is $xx. xx P&I is $857.32 and PITI is $1,045.69, with the interest rate of 4.875%.	xx:As per payment history, the borrower is current with the loan. The comment history is missing so unable to find covid, property occupancy and current condition of property.
The loan was originated on xx/XX/2021. The borrower's covid attestation is not available in the loan file. xx:xx:xx	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| -xx.xxx% |----| -xx.xxxxx% Comment: No discrepancies. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: No discrepancies.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxx   Tape Value: CCCCC   Variance:    Variance %:    Comment: The pay history string is xxxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xxxxxxxxx Tape Value: CCCCC Variance: Variance %: Comment: The pay history string is xxxxxxxxxx. Tape Source: Initial Tape Type:	3: Curable	* DSCR is less than 1.00 (Lvl 3) "The net operating income is ($2,003.52) and annual payments (Debt Service) is $xx and there debt service cover ratio (DSCR) is -0.16 which is less than 1."
* Intent to Proceed Missing  (Lvl 3)     "The Borrower's Intent to proceed is missing in loan file."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Subject is NOO. Tape shows DTI at 86.3%."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
67495602	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,191.61	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$775.75	3.000%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	706	Not Applicable	33.642%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2022 shows that the subject mortgage was originated in the amount of $xx on xx/XX/2021 with the lender MERS as nominee for xx which was recorded on xx/XX/2021.
The chain of assignment has not been completed as the subject mortgage is with xx. However, it should be with xx.
No active judgments or liens have been found.
Taxes of 2021 have been paid in the amount of $1,191.61.	According to the payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for the payment is xx/XX/2022. The P&I is in the amount of $775.75 and PITI is in the amount of $775.75. The UPB reflected is in the amount of $xx.	xx:As per the review of the servicing comments, the current status of the loan is performing. According to the payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for the payment is xx/XX/2022. The P&I is in the amount of $775.75 and PITI is in the amount of $775.75. The UPB reflected is in the amount of $xx.
The reason for default is unable to be determined.
No comments have been found regarding bankruptcy in the latest servicing comments.
No comments have been found regarding foreclosure in the latest servicing comments.
The subject property has been occupied by the owner.  Recent servicing comments do not reflect any damage pertaining to the subject property.
The borrower is working at xx of xx for 4.3 years. xx:xx:xx	Not Applicable	Initial Escrow Acct Disclosure	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| -x.xxx% |----| -x.xxxxx% Comment: Borrower income is $x,xxx.xx and Total Debts are in the amount of $x,xxx.xx hence calculated Housing Ratio as per xxxx is xx.xxx%. Tape Source: Initial Tape Type:
Field: Payment History String   Loan Value: xMMMMMxxxx   Tape Value: CCCCCCCCCC   Variance:    Variance %:    Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xxxxMMMMMx Tape Value: CCCCCCCCCC Variance: Variance %: Comment: Updated as per review. Tape Source: Initial Tape Type:	3: Curable	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial Escrow Account disclosure signed by borrower is missing from loan documents."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape shows AUS report is invalid. Loan closed as Freddie/LP Accept/Eligible, locked at a 95.833%LTV but LTV over 95% for a Freddie Homeone requires the existing mortgage to be owned by Freddie and the borrower’s current mortgage is with MIT and FHA."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
86530864	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,797.63	02/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,444.85	2.250%	360	xx	xx	FHA	Fixed	Refinance	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	660	Not Applicable	48.232%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 with the lender MERS as nominee for xx. in the amount of $xx which were recorded on xx/XX/2021 with Instrument# xx.

The chain of mortgage assignment is not found.

No active judgments or liens have been found against the subject property and borrower.

1st installment of county taxes for year 2022 was due on xx/XX/2022 in the amount of $2,398.81.

2nd installment of county taxes for year 2022 was due on xx/XX/2022 in the amount of $2,398.82.

No delinquent taxes have been found.	According to the payment history as of xx/XX/2022, the borrower is currently performing with the loan. Last payment is received on xx/XX/2022 which was applied to xx/XX/2022. The next due date for payment is xx/XX/2022. The P&I is in the amount of $1,444.85 with an interest rate as per payment history is 2.250%. The current UPB reflected is in the amount of $xx.	xx:As per the review of collection comments, the current status of the loan is performing.

According to the payment history as of xx/XX/2022, the borrower is currently performing with the loan. Last payment is received on xx/XX/2022 which was applied to xx/XX/2022. The next due date for payment is xx/XX/2022. The P&I is in the amount of $1,444.85 with an interest rate as per payment history is 2.250%. The current UPB reflected is in the amount of $xx.

As per review of collection comments there is no evidence found of subject property damage.

No comments have been found regarding borrower impacted by Covid-19 pandemic.

Loan is not modified since origination.

No evidence has been found regarding borrower’s current employment details. xx:xx:xx	Not Applicable	Mortgage Insurance Note	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| x.xxx% |----| x.xxxxx% Comment: Updated as per transmittal summary. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx Amount of Secondary Lien(s): $xx.xx Loan Amount: $xx CLTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx CLTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxx   Tape Value: CCCCCCCCC   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxx   Tape Value: CCCCCCCCC   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: No Cash-Out   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: Updated as per document.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-x Loan Value: Refinance Tape Value: Cash Out Variance: Variance %: Comment: Updated as per document. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 2/XX/2021 reflects points - loan discount fee at $2,839.00. However, CD dated 4/XX/2021 reflects points loan discount fee at $4,698.40. This is an increase in fee of $1,859.40 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape shows FHA refinance violation. Subject was refinanced within 12 months from the purchase by the borrower."
* Note is missing or unexecuted (Lvl 3) "The original signature page of the note is missing from the loan documents. However; lost note affidavit is also missing from the loan documents. Loan is not modified since origination."	* MI, FHA or MIC missing and required (Lvl 2) "Mortgage insurance certificate is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.23%, the borrower’s income is $5,837.18 and total expenses are in the amount of $2,815.41 and the loan was underwritten by LP xx) and its recommendation is Accept with a DTI of 48%."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
59158377	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$3,658.99	$6,634.56	02/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,103.58	5.125%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	672	694	44.643%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2022 shows that the subject mortgage was originated in the amount of $xx on xx/XX/2019 with the lender MERS as nominee for xx. which was recorded on xx/XX/2019.
The chain of assignment has not been completed as the subject mortgage is with xx. However, it should be with xx.
No active judgments or liens have been found.
1st installment taxes of 2021/2022 have been paid in the amount of $3,317.29.
2nd installment county taxes of 2021/2022 have been delinquent in the amount of $3,658.99 which was due on xx/XX/2022 and the good through till xx/XX/2022.	According to the payment history as of xx/XX/2022, the borrower is current with the loan and the last payment was received on xx/XX/2022 which was applied for xx/XX/2022 and the next due date for the payment is xx/XX/2022. The P&I is in the amount of $3,103.58 and PITI is in the amount of $3,892.61. The UPB reflected is in the amount of $xx.	xx:As per the review of the servicing comments, the current status of the loan is performing. According to the payment history as of xx/XX/2022, the borrower is current with the loan and the last payment was received on xx/XX/2022 which was applied for xx/XX/2022 and the next due date for the payment is xx/XX/2022. The P&I is in the amount of $3,103.58 and PITI is in the amount of $3,892.61. The UPB reflected is in the amount of $xx.
As per the comment dated xx/XX/2021, the borrower’s income is impacted due to covid-19.
No comments have been found regarding bankruptcy in the latest servicing comments.
No comments have been found regarding foreclosure in the latest servicing comments.
The subject property has been occupied by the owner. Recent servicing comments do not reflect any damage pertaining to the subject property. xx:xx:xx	Not Applicable	Notice of Servicing Transfer	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| x.xxx% |----| x.xxxxx% Comment: Updated as per review. Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $xxxxx.xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Not Applicable   Tape Value: xx/XX/xxxx   Variance:    Variance %:    Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxMxMxMxMMxxMMxxxxxx   Tape Value: CCCCCCCCxxxxxxxxxxxxxxCC   Variance:    Variance %:    Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xxxxxxMMxxMMxMxMxMxxxxxx Tape Value: CCxxxxxxxxxxxxxxCCCCCCCC Variance: Variance %: Comment: Updated as per review. Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "Subject approved as OO but per tape and file is NOO due to misrepresentation. Elevated for client review."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "CE risk indicator is "elevated" since this loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule as the loan is failed for QM safe harbor threshold test since an APR (5.167%) exceeded APOR (5.120%) by 0.047% & APR threshold is 5.120%. HPML disclosure signed by the borrower is missing from the loan file and the subject loan is escrowed."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "This loan failed the higher-priced mortgage loan test since an APR (5.167%) exceeded APOR (5.120%) by 0.047% & APR threshold is 5.120%. HPML disclosure signed by the borrower is missing from the loan file and the subject loan is escrowed."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.643% as the borrower’s income is $9,117.24 and the total expenses are in the amount of $4,070.20 and the loan was underwritten by AUS/DU (xx) & its recommendation is “Approve/Eligible” and DTI is showing in it as 44.643%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
66428977	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,798.30	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$827.52	3.000%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	707	640	32.568%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2022 shows that the subject mortgage was originated in the amount of $xx on xx/XX/2020 with the lender MERS as nominee for xx which was recorded on xx/XX/2020.
The chain of assignment has not been completed as the subject mortgage is with xx. However, it should be with xx.
No active judgments or liens have been found.
Taxes of 2020 have been paid in the amount of $6,798.30.	According to the payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for the payment is xx/XX/2022. The P&I is in the amount of $827.52 and PITI is in the amount of $827.52. The UPB reflected is in the amount of $xx.	xx:As per the review of the servicing comments, the current status of the loan is performing. According to the payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for the payment is xx/XX/2022. The P&I is in the amount of $827.52 and PITI is in the amount of $827.52. The UPB reflected is in the amount of $xx.
The reason for default is unable to be determined.
No comments have been found regarding bankruptcy in the latest servicing comments.
No comments have been found regarding foreclosure in the latest servicing comments.
The subject property has been occupied by the owner.  Recent servicing comments do not reflect any damage pertaining to the subject property.
The borrower is working at xx as an xx for 2.6 years. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance Notice of Servicing Transfer	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| -x.xxx% |----| -x.xxxxx% Comment: The Borrower's income is $x,xxx.xx after subject loan the proposed amount $x,xxx.xx and all other monthly payments is $x,xxx.xx and total all monthly payment is $x,xxx.xx hence, the calculated DTI ratio is xx.xxx%. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral value used for underwriting: $xx. Amount of secondary lien(s): $x.xx. Loan amount: $xx. CLTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral value used for underwriting: $xx. Loan amount: $xx. LTV (OLTV) = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xMMMxxxxxxxxxxxx   Tape Value: CCCCCCCCCCCCCCC   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xxxxxxxxxxxxMMMx Tape Value: CCCCCCCCCCCCCCC Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "As per tape the subject loan is not insured since the borrower was originally looking to purchase #xx, the loan was denied and the borrower proceeded to purchase of #xx. The same case# of xx was used for both the loans; however, the property tied to the case# is #xx. Further details are not provided to confirm the same. Unable to rely on the documents in the loan file."
* MI, FHA or MIC missing and required (Lvl 3)     "FHA MI certificate is missing from the loan file."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement is missing from the loan file."
																																																																																							* Notice of Servicing Transfer missing or unexecuted (Lvl 3) "Notice of servicing transfer disclosure is missing from the loan file."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
48656590	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,844.06	03/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,295.50	3.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Unavailable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	657	679	43.685%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 and recorded on xx/XX/2021 with the lender MERS as nominee for xx for the amount of $xx.
The chain of assignment has been completed. Currently, the assignment is from xx which was recorded on xx/XX/2022.
No active liens and judgments have been found against the borrower and subject property.
County annual taxes for the year of 2021 have been paid in the amount of $4,844.06 on xx/XX/2021.
No prior year delinquent taxes have been found.	According to latest payment history as of xx/XX/2022, the borrower is current with the loan and the next due date is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $2,061.90 which was applied for the due date xx/XX/2022. The unpaid principal balance is reflected in the amount of $xx. The current P&I is $1,295.50 and the interest rate is 3.875%.	xx:The loan is currently in the performing and the next due date is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $2,061.90 which was applied for the due date xx/XX/2022. The unpaid principal balance is reflected in the amount of $xx. The current P&I is $1,295.50 and the interest rate is 3.875%. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The subject property occupancy and the reason for default are unable to be determined. No comment pertaining to the damage on the subject property has been observed.
As per the final application, the borrower is working at xx as an xx from 30 months. xx:xx:xx	Not Applicable	Initial 1003_Application Missing or error on the Rate Lock Transmittal (1008)	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| -x.xxx% |----| -x.xxxxx% Comment: Tape Source: Initial Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxx   Tape Value: CCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxx   Tape Value: CCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Note reflects address as xx. Tape Source: Initial Tape Type:	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.685% as the borrower’s income is $7,443.89 and total expenses are in the amount of $3,251.90 and the loan was underwritten by DU (xx) and its recommendation is “Refer with Caution” with a DTI of 43.69%."	* Loan does not conform to program guidelines (Lvl 3) "Tape shows DU is refer with caution. DU report reflects the loan does not meet fannie mae's eligibility requirements."
* Missing Initial 1003_Application (Lvl 3)     "Missing Initial Application dated 12/XX/2020 signed by the Loan Originator."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by borrower is missing from loan documents."
* Transmittal (1008) is Missing (Lvl 3) "Underwriting transmittal summary (1008) is missing from loan documents."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed QM safe harbor test due to APR calculated 4.756% exceeds APR threshold of 4.200% over by +0.556%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
																																																																																								* Higher Price Mortgage Loan (Lvl 2) "Loan failed Qualified high price mortgage loan test due to APR calculated 4.756% exceeds APR threshold of 4.200% over by +0.556%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
47941806	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$2,229.88	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,813.04	2.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	Other	xx	30.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	813	Not Applicable	18.606%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2020 with the lender MERS as nominee for xx in the amount of $xx which was recorded on xx/XX/2020.
The chain of assignment is not provided. Currently, the mortgage is with original lender “MERS as nominee for xx”.
No active judgments or liens have been found.
2nd installment county taxes of the year 2021/2022 are due in the amount of $1114.94 which was due on xx/XX/2022.	As per the review of payment history as of xx/XX/2022, the borrower is current with the loan and next due date is xx/XX/2022. The last payment received details are not available. The current P&I is $1813.04 and PITI is $2161.29. The UPB is $xx.	xx:The loan is currently performing. As per the review of payment history as of xx/XX/2022, the borrower is current with the loan and next due date is xx/XX/2022. The last payment received details are not available. The current P&I is $1813.04 and PITI is $2161.29. The UPB is $xx.
Currently, the borrower is working at xx from 0.5 month.
The post-closing details regarding the foreclosure and bankruptcy have not been found.
No damages were reported. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock Notice of Servicing Transfer	Field: Does Lender G/L Require MI? Loan Value: Yes Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Payment History String   Loan Value: xmmmxxxxxxxxxxx   Tape Value: CCCCCCCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xxxxxxxxxxxmmmx Tape Value: CCCCCCCCCCCCCCC Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan file."
																																																																																							* Notice of Servicing Transfer missing or unexecuted (Lvl 3) "Notice of servicing transfer disclosure is missing from the loan file."	* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TILA finance charge test. The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate because it is understated by more than $100. Subject loan is a purchase, originated on 10/XX/2020 and the SOL is 1 year."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
99092222	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	Other	$0.00	$7,433.25	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,267.88	5.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	672	Not Applicable	38.160%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of the updated title report dated xx/XX/2022 shows the subject mortgage was originated on xx/XX/2018 which is held by “MERS as nominee for xx.” In the amount of $xx and this was recorded on xx/XX/2018.
No assignment has been found. The subject mortgage is with the lender xx. However, it should be with xx.

There are two code enforcement liens open against the subject property in the favor of “xx” and “xx” in the combined amount of $xx which was recorded on xx/XX/2019 and xx/XX/2020. The subject property is located in xx.
The annual county taxes for the year of 2021 have been paid in the amount of $7,135.92.
No prior year’s delinquent taxes have been found.	The review of payment history shows as of xx/XX/2022, the borrower is current with the loan and the next due date for the payment is xx/XX/2022. The current P&I is $2,267.88 & stated current rate is 5.375%. The UPB amount is $xx.	xx:The loan is currently in performing.
The review of payment history shows as of xx/XX/2022, the borrower is current with the loan and the next due date for the payment is xx/XX/2022.  The current P&I is $2,267.88 & stated current rate is 5.375%. The UPB amount is $xx.
As per 1003, the borrower is working at xx for 8 years.
There is no post-origination bankruptcy record.
No evidence has been found regarding the foreclosure proceedings on the subject property in the available loan file.
Further details not provided. xx:xx:xx	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| x.xxx% |----| x.xxxxx% Comment: This loan has a qualified mortgage DTI of xx.xxx%, the borrower's income was $xx and total expenses are in the amount of $x,xxx.xx. Tape Source: Initial Tape Type:
Field: Payment History String   Loan Value: xmmmmmmmmmmxxxxxxxxxxxxx   Tape Value: xCCCCCCCCCCCCCCCxCCxCCxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxmmmmmmmmmmx   Tape Value: xxCCxCCxCCCCCCCCCCCCCCCx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Updated as per note. Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "Subject approved as OO. Tape shows repurchase over potential occupancy misrep and may be NOO."	* Loan does not conform to program guidelines (Lvl 3) "Seller tape shows that loan to value off approximate current value since loan originated in 2018 and chase required repurchase as they were unable to place borrower in the home at time of origination."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed qualified mortgage safe harbor threshold test due to APR calculated 6.073% exceeds APR threshold of 5.990% over by +0.083%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
																																																																																								* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed higher-priced mortgage loan test due to APR calculated 6.073% exceeds APR threshold of 5.990% over by +0.083%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
34634171	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,037.14	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,255.55	3.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	633	Not Applicable	38.212%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2022 shows that the subject mortgage was originated on xx/XX/2021 and it was recorded on xx/XX/2021 in the amount of $xx in favor of MERS as nominee for “xx”. No assignments found for the subject mortgage. No active liens and judgment are found against the subject borrower property. The annual combined taxes for 2021 have been paid in full in the amount of $6037.14 on xx/XX/2021.	Review of updated payment history as of xx/XX/2022, the loan is currently performing and the next due for regular payment is xx/XX/2022. The last regular payment xx was made in the amount of $1,255.55 with the current interest rate of 3.750 % for the due date of xx/XX/2022. The UPB as of the date is in the amount of $xx.	xx:As per the review of the servicing comments the loan is performing and the borrower is current with the loan. The last payment was received which was applied for xx/XX/2022 and the next due date for the payment is xx/XX/2022. The P&I is the amount of $1,255.55 and PITI is in the amount of $1,879.60. The UPB reflected as per the updated payment history is in the amount of $xx. The loan was never modified since its originations. As per the comment the subject property has been occupied by the owner. As per collection comments xx/XX/2021 the reason for default of the borrower is excessive obligations. The borrower is currently working with thexx as cashier from last 60 months. The latest BPO is not available. Recent servicing comments do not reflect any damage. xx:xx:xx	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| x.xxx% |----| x.xxxxx% Comment: As per xxxx DTI is xx.xxx% Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: LTV/CLTV is under the guidlines   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xmmmmmx   Tape Value: CCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Reversed Loan Value: xmmmmmx Tape Value: CCCCCCC Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "As per seller tape the guidelines not met as co-borrower does not have a FICO score. As per credit report dated 3/XX/2021, FICO scores for co-borrower Seema are unavailable. Income of co-borrower Seema is $2,777.00 which is more than 50% of total income $5,030.13."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
44840787	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$7,752.28	02/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,139.86	3.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	686	Not Applicable	38.908%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to Updated title report dated xx/XX/2022 the subject mortgage was originated on xx/XX/2020 with the lender of- xx In the amount of $xx which was recorded on xx/XX/2020.
No single assignment of mortgage is available in the updated title report. The subject mortgage is with the original lender xx. However, It should be assigned with xx.

The annual, installments county taxes for the year of 2021 have been paid in the amount of $7,752.28.
No prior year’s delinquent taxes have been found.	As per the review of payment history as of xx/XX/2022, the borrower is currently performing. The last payment was received on xx/XX/2022 next due date is xx/XX/2022 in the amount of $7,713.50 which was applied for due date of xx/XX/2022. The current P&I is $2,139.86 and PITI is $3,856.75 and The UPB is $xx available in provided payment history in excel.	xx:As per the review of payment history as of xx/XX/2022, the borrower is currently performing. The last payment was received on xx/XX/2022 next due date is xx/XX/2022 in the amount of $7,713.50 which was applied for due date of xx/XX/2022. The current P&I is $2,139.86 and PITI is $3,856.75 and The UPB is $xx available in provided payment history in excel.

As per the payment history as of date xx/XX/2022, the borrower is Performing and the new collection regular payment is xx/XX/2022.
There is no employment detail have been found in collection comment.
There is a no BK, FC activity in the loan file and pertaining damages are found against the subject property. Borrower's willingness to pay is excellent and servicing rating is exceeds expectation. xx:xx:xx	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| -x.xxx% |----| -x.xxxxx% Comment: NA. Tape Source: Initial Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxx   Tape Value: CCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xxxxxxxxxxxxxxxxxx Tape Value: CCCCCCCCCCCCCCCCC Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "Subject approved as OO but tape and file show NOO due to BWR misrepresentation. Elevated for client review."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan fails Qualified Mortgage lending policy points and fees test due to fees charged $xx exceeds fees threshold of $xx over by +$3,291.08.
The below fees were included in the test:
Administration Fee paid by Borrower: $949.00
Mortgage Broker Fee (Indirect) $xx
Points - Loan Discount Fee paid by Borrower: $3,373.65"
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $xx exceeds fees threshold of $xx over by +$3,291.08.
The below fees were included in the test:
Administration Fee paid by Borrower: $949.00
Mortgage Broker Fee (Indirect) $xx
																																																																																							Points - Loan Discount Fee paid by Borrower: $3,373.65."			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
5969395	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,663.17	04/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$745.37	3.125%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	705	Not Applicable	46.524%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 and recorded on xx/XX/2021 in the amount of $xx with MERS as nominee for xx with Instrument#xx.

The chain of assignment has been completed; currently, the assignment is with xx.

There multiple liens against the borrower in the combined amount of $xx in the favor of different plaintiffs and recorded on different dates between years of 2016 to 2020 prior to subject mortgage.

2nd installment county taxes of 2021 are due on xx/XX/2022 in the amount of $846.12.	According to the payment history as of xx/XX/2022, the borrower is current with the loan. The last payment was received on xx/XX/2022 which was applied for the due date of xx/XX/2022 and the next due date for payment is xx/XX/2022. The P&I is in the amount of $745.37 and PITI is in the amount of $980.29. The UPB reflected as per the payment history is in the amount of $xx.	xx:As per the comment history, the current status of the loan is performing.
According to the payment history as of xx/XX/2022, the last payment was received on xx/XX/2022 which was applied for the due date of xx/XX/2022 and the next due date for payment is xx/XX/2022. The P&I is in the amount of $745.37 and PITI is in the amount of $980.29. The UPB reflected as per the payment history is in the amount of $xx.
The reason for default is unable to be determined from the latest servicing comments.
No evidence has been found regarding damage or repairs in the latest servicing comments.
As per the 1003, the borrower is working at the xx as a xx for 23.17 years.
Loan was originated on xx/XX/2021. The covid-19 attestation is located at “xx”. xx:xx:xx	Not Applicable	Notice of Servicing Transfer	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| -x.xxx% |----| -x.xxxxx% Comment: Tape Source: Initial Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxx   Tape Value: CCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxx   Tape Value: CCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-x   Loan Value: Refinance   Tape Value: Cash Out   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Single Family Tape Value: PUD Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 46.52% as the borrower’s income is $2,880.86 and the total expenses are in the amount of $1,340.29 and the loan was underwritten by AUS/DU (xx) & its recommendation is “Approve/Ineligible” and DTI is showing in it as 46.52%."	* Loan does not conform to program guidelines (Lvl 3) "Provided seller’s tape shows an alert that the subject loan is a Cash-out refinance; however, the wrong FMV was used. An actual LTV is 89% and the maximum is 80% for a Cash-out refinance."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3) "Notice of servicing transfer disclosure is missing from the loan file."	* ComplianceEase TILA Test Failed (Lvl 2) "1. This loan failed the TILA finance charge test. The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate because it is understated by more than $100. Subject loan is a refinance, originated onxx/2021 and the SOL is 3 years.

																																																																																								2. This loan failed the TILA foreclosure rescission finance charge test. The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate for purposes of rescission because it is understated by more than $35. Subject loan is a refinance, originated onxx/2021 and the SOL is 3 years."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
2844333	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,157.92	02/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$896.56	2.750%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	679	Not Applicable	45.751%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2022 shows that the subject mortgage was originated on xx/XX/2021 and it was recorded on xx/XX/2021 in the amount of $xx in favor of MERS as nominee for “xx”.
No assignments found for the subject mortgage.

The annual county taxes for 2021 have been paid in full in the amount of $3,157.92 on xx/XX/2021.	Review of updated payment history as of xx/XX/2022, the loan is currently performing and the next due for regular payment is xx/XX/2022. The last regular payment xx was made in the amount of $896.56 with the current interest rate of 2.750 % for the due date of xx/XX/2022. The UPB as of the date is in the amount of $xx.	xx:As per the review of the servicing comments the loan is performing and the borrower is current with the loan. The last payment was received which was applied for xx/XX/2022 and the next due date for the payment is xx/XX/2022. The P&I is the amount of $896.54 and PITI is in the amount of $1,374.50. The UPB reflected as per the updated payment history is in the amount of $xx.
 The loan was never modified since its originations.
As per the comment the subject property has been occupied by the owner. The borrower is currently working with “xx” as a “xx” from last 49 months.
The annual county taxes for 2021 have been paid in full in the amount of $3,157.92 on xx/XX/2021.
As per collection comments, unable to determine the reason for default of the borrower. The latest BPO is not available. Recent servicing comments do not reflect any damage. xx:xx:xx	Not Applicable	Appraisal (Incomplete) Initial 1003_Application Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| x.xxx% |----| x.xxxxx% Comment: The borrower’s income is $x,xxx.xx and total expenses are in the amount of $x,xxx.xx. DTI reflects xx.xxx%. Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Collateral value used for underwriting: $xx. Amount of secondary lien(s): $x.xx. Loan amount: $xx. CLTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Collateral value used for underwriting: $xx. Loan amount: $xx. LTV (CLTV) = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxx   Tape Value: CCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxx   Tape Value: CCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Limited Cash Out (GSE definition)   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: Final application reflects purpose of refinance as limited cash out.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-x Loan Value: Refinance Tape Value: Cash Out Variance: Variance %: Comment: FCD reflects purpose of transaction refinace. Tape Source: Initial Tape Type:	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.751% as the borrower’s income is $5,394.17 and total expenses are in the amount of $2,467.88 and the loan was underwritten by DU (xx) and its recommendation is “Approve/Ineligible” with a DTI of 44.96%."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan closed with an appraisal. However, PIW disclosure signed by the borrower is missing from the loan documents."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan failed ComplianceEase delivery and timing test for closing disclosure dated 9/XX/2021. Document tracker is missing and 3 business days were added to get receipt date 9/XX/2021 which is after the Consummation date 9/XX/2021."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 7/XX/2021 reflects transfer taxes fee at $630.00. However, final CD dated 9/XX/2021 reflects transfer taxes fee at $660.00. This is an increase in fee of $30.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

Loan failed charges that cannot decrease test. Initial LE dated 7/XX/2021 reflects non-specific lender credit at $1,597.00. However, final CD dated 9/XX/2021 reflects non-specific lender credit at $0.00. This is decrease of $1,587.00 for charges that cannot decrease. Valid COC for the decrease in NSLC is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 3)     "The borrower's intent to proceed is missing in loan file."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows DU is Approve/Ineligible due to loan does not meet eligibility requirements."
* Missing Initial 1003_Application (Lvl 3)     "Initial application is not dated by loan originator."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
72264440	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$489.94	04/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,076.30	2.625%	180	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	794	Not Applicable	18.748%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2022 shows that the subject mortgage was originated on xx/XX/2020 and it was recorded on xx/XX/2020 in the amount of $xx in favor of MERS as nominee for “xx”.

No active judgments/liens have been found in the updated title report against the borrower/subject property.

The annual county taxes for the year 2021 have been paid in the amount of $ 489.94 on xx/XX/2021.	Review of updated payment history as of xx/XX/2022, the loan is currently performing. The last regular payment xx was made on xx/XX/2022 in the amount of $1,076.30 with interest rate 2.625% for the due date of xx/XX/2022. The UPB as of the date is in the amount $xx.	xx:As per review of updated payment history as of xx/XX/2022, the loan is currently performing. The last regular payment xx was made on xx/XX/2022 in the amount of $1,076.30 with interest rate 2.625% for the due date of xx/XX/2022. The UPB as of the date is in the amount $xx.
No evidences found regarding bankruptcy or foreclosure proceedings in comments.
No information has been found regarding the current occupancy & property condition. xx:xx:xx	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| -x.xxx% |----| -x.xxxxx% Comment: Borrower income is $x,xxx.xx and Total Debts are in the amount of $xx.xx hence calculated Housing Ratio as per xxxx is xx.xxxx%. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: No discrepancies,Lender doesn't require Mortgage Insurance Certificate.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxx   Tape Value: CCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xxxxxxxxxxxxxxxxxx Tape Value: CCCCCCCCCCCCCCCC Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "This loan failed the lender credit that cannot decrease test. Missing a valid COC for a non-specific lender credit decreased in the amount of $550.00 on the PCCD dated 09/XX/2020."
* Loan does not conform to program guidelines (Lvl 3) "As per seller tape this is cash-out Refinance loan closed with drive by appraiser and full Appraisal document is required. However, Exterior-only Appraisal is available in the loan file. LP and 1008 reflect that full Appraisal is required."	* ComplianceEase TILA Test Failed (Lvl 2) "1. This loan failed the TILA foreclosure rescission finance charge test. The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate for purposes of rescission because it is understated by more than $35. Subject loan is a refinance, originated on 09/XX/2020 and the SOL is 3 years.

																																																																																								2. This loan failed the TILA foreclosure rescission finance charge test. The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate for purposes of rescission because it is understated by more than $35. Subject loan is a refinance, originated on xx and the SOL is 3 years."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
12977200	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,495.39	02/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$731.55	3.750%	360	xx	xx	FHA	Fixed	Refinance	xx	xx	Streamline Refinance	No	xx	xx	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	720	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2022 shows that the subject mortgage was originated on xx/XX/2020 and it was recorded on xx/XX/2020 in the amount of $xx in favor of MERS as nominee for “xx”.
The chain of assignment is completed as the subject mortgage is with the lender, xx.

No active liens and judgment are found against the subject borrower property.
The 1st installment of annual combined taxes for 2021 has been paid in full in the amount of $2,495.39 on xx/XX/2022.

The 1st installment of county tax for 2020 has been paid off in the amount of $1,773.05 on xx/XX/2021 and 2nd installment of $2,764.03 has also been paid off on xx/XX/2021.	Review of updated payment history as of xx/XX/2022, the loan is currently performing and the next due for regular payment is xx/XX/2022. The last regular payment xx was made on xx/XX/2022 in the amount of $731.55 with the current interest rate of 3.750 % for the due date of xx/XX/2022. The UPB as of the date is in the amount of $xx.	xx:As per the review of the servicing comments the loan is performing and the borrower is current with the loan. The last payment was received on xx/XX/2022 which was applied for xx/XX/2022 and the next due date for the payment is xx/XX/2022. The P&I is the amount of $731.55 and PITI is in the amount of $1,086.14. The UPB reflected as per the updated payment history is in the amount of $xx.
As per the comment the subject property has been occupied by the owner.
The loan was never modified since its originations.
As per collection comments unable to determine the reason for default of the borrower. The latest BPO is not available. Recent servicing comments do not reflect any damage. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	Field: Deferred Balance Amount Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Not Applicable   Tape Value: x/XX/xxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxmxmmxmmmmxxxxxxx   Tape Value: CCCCCxxxxxxxxxxxCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxmmmmxmmxmxxxxxxxx   Tape Value: CCCCCCCxxxxxxxxxxxCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx  Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Subject Property Detached/Attached Loan Value: Detached Tape Value: Attached Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "As per seller tape FHA seasoning requirements were not met. No further details have been found."
* MI, FHA or MIC missing and required (Lvl 3)     "FHA MI certificate is missing from the loan file."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan file."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "CE risk indicator is "elevated" due to following factors:

1. This loan failed the TILA finance charge test. The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate because it is understated by more than $100. Subject loan is a refinance, originated on 01/XX/2020 and the SOL is 3 years.

2. This loan failed the TILA foreclosure rescission finance charge test. The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate for purposes of rescission because it is understated by more than $35. Subject loan is a refinance, originated on xx and the SOL is 3 years.

																																																																																								3. This loan failed the TILA APR test. The annual percentage rate (APR) is 4.753%. The disclosed APR of 3.924% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method. Subject loan is a refinance, originated on xx and the SOL is 3 years."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
76451348	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,430.99	02/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$858.11	2.250%	360	xx	xx	FHA	Fixed	Refinance	xx	xx	Streamline Refinance	No	xx	xx	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Not Applicable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The updated title report dated xx/XX/2022 shows that the mortgage was originated on xx/XX/2021 with xx Caro & xx Santiago xx and xx, in the amount of $xx. The subject mortgage was recorded on xx/XX/2021 with the instrument # 2021-xx.

The first, second and third installments of county taxes for the year 2021 have been paid in the amount of $477, $477 and $476.99 respectively.	The review of the payment history shows that the borrower is current with the loan and the next due date is for xx/XX/2022. The last payment was received on xx/XX/2022, in the amount of $1071.20, which was applied for xx/XX/2022. The UPB stated in the payment history is $xx. xx P&I is $858.11 and PITI is $1,071.20, with the interest rate of 2.25%.	xx:The review of comment history shows that the borrower is current with the loan. The reason for default is unable to be determined. . The last payment was received on xx/XX/2022, in the amount of $1071.20, which was applied for xx/XX/2022. The UPB stated in the payment history is $xx. xx P&I is $858.11 and PITI is $1,071.20, with the interest rate of 2.25%.
The property is owner occupied. No damage or repair to the property has been found.
The covid attestation is available in the loan file xx. xx:xx:xx	Not Applicable	Credit Report Mortgage Insurance	Field: Borrower Last Name Loan Value: xx Tape Value: xx |---| |----| Comment: As per tape data, Borrower last name is xx However note document reflects xx. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N.A   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: Streamline Refinance   Tape Value: Reduced   Variance:    Variance %:    Comment: As per tape data loan documentation type is Reduced However final application shows Streamline refinance.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. CLTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. LTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxx   Tape Value: CCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xxxxxxxxxxx Tape Value: CCCCCCCCCC Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "TRID violation due to decrease in Lender Credit on Closing Disclosure dated 03/XX/21. Initial LE dated 12/XX/2020 reflects Lender Credit at $3,601.00, however, Final CD dated 03/XX/21 reflects Lender Credit at $3,564.93. This is decrease of $36.07 for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape shows, Case number was canceled then loan closed using the canceled case no. HUD will not reinstate."
																																																																																							* MI, FHA or MIC missing and required (Lvl 3) "MI Certificate is missing from the loan documents."	* Missing credit report (Lvl 2) "Credit report is missing from loan file"		Moderate	Pass	Pass	Pass	Not Covered	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
51936209	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,758.12	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,072.89	2.625%	180	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	635	641	25.671%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2022 shows that the subject mortgage was originated on xx/XX/2021 and it was recorded on xx/XX/2021 in the amount of $xx in favor of MERS as nominee for “xx”.
The chain of assignment is completed as the subject mortgage is with the lender, xx.

No active liens and judgment are found against the subject borrower property.
The 1st installment of county tax for 2021/2022 has been paid off in the amount of $1,379.06 on xx/XX/2021 and 2nd installment of $1,379.06 has also been paid off on xx/XX/2022.	Review of updated payment history as of xx/XX/2022, the loan is currently performing and the next due for regular payment is xx/XX/2022. The last regular payment xx was made in the amount of $2,072.89 with the current interest rate of 2.625 % for the due date of xx/XX/2022. The UPB as of the date is in the amount of $xx.	xx:As per the review of the servicing comments the loan is performing and the borrower is current with the loan. The last payment was received which was applied for xx/XX/2022 and the next due date for the payment is xx/XX/2022. The P&I is the amount of $2,072.89 and PITI is in the amount of $2,072.89. The UPB reflected as per the updated payment history is in the amount of $xx.
As per the comment the subject property has been occupied by the owner.
The loan was never modified since its originations.
As per collection comments unable to determine the reason for default of the borrower. The borrower is currently working with “xx” as a “xx from last 192 months.The latest BPO is not available. Recent servicing comments do not reflect any damage. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: NA. Tape Source: Initial Tape Type:
Field: Payment History String   Loan Value: xmmmmmmmmmm   Tape Value: CCCCCCCCCCC   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: mmmmmmmmmmx Tape Value: CCCCCCCCCCC Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows PIW is expired also appraisal was not obtained. No further details are available."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
35042193	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,525.58	02/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,357.11	3.750%	360	xx	xx	FHA	Fixed	Cash Out	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	639	686	48.939%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2022 shows that the subject mortgage was originated on xx/XX/2021 and it was recorded on xx/XX/2021 in the amount of $xx in favor of MERS as nominee for “xx.”.

No single assignment of mortgage is available in the updated title report. The subject mortgage is with the original lender xx. However, It should be assigned with xx.

No active judgments/liens have been found in the updated title report against the borrower/subject property.

The 1st installment of county taxes for the year 2021/2022 has been paid in the amount of $ 762.79 on xx/XX/2021.

The 2nd installment of county taxes for the year 2021/2022 has been due in the amount of $ 762.79 on xx/XX/2022.

No prior year delinquent taxes have been found.	Review of updated payment history as of xx/XX/2022, the loan is currently performing. The last regular payment xx was made on xx/XX/2022 in the amount of $1,357.11 with interest rate 3.750% for the due date of xx/XX/2022. The UPB as of the date is in the amount $xx.	xx:As per review of updated payment history as of xx/XX/2022, the loan is currently performing. The last regular payment xx was made on xx/XX/2022 in the amount of $1,357.11 with interest rate 3.750% for the due date of xx/XX/2022. The UPB as of the date is in the amount $xx.
As per application the borrower is currently working with organization “xx” as “xx” since xx/XX/2020.
No evidence has been found regarding bankruptcy or foreclosure proceedings in comments. xx:xx:xx	Not Applicable	Mortgage Insurance	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| -x.xxx% |----| -x.xxxxx% Comment: As per tape data, Post Close DTI is xx.xxx%. However Final Application documents reflects as xx.xxx%. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral Value used for Underwriting:$xx Amount of Secondary Lien(s): $x.xx Loan Amount:$xx. CLTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral Value used for Underwriting:$xx. Loan Amount:$xx. LTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxx   Tape Value: CCCCCCCC   Variance:    Variance %:    Comment: Payment history string is xxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xxxxxxxx Tape Value: CCCCCCCC Variance: Variance %: Comment: Payment history string reversed is xxxxxxxx. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot decrease test. Initial CD dated 4/XX/2021 reflects non-specific lender credit at $3,371.18. However, final CD dated 5/XX/2021 reflects non-specific lender credit at $3176.55. This is decrease of $194.63 for charges that cannot decrease. Valid COC for the decrease in NSLC is missing."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows loan violates FHA refinance rule as the subject is being refinanced within 1 year of purchase."
																																																																																							* MI, FHA or MIC missing and required (Lvl 3) "FHA Mortgage insurance certificate is missing from loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.939%, the borrower’s income was $6,265.00 and total expenses are in the amount of $3,066.00 and the loan was underwritten by DU (xx) and its recommendation is Approve/Eligible with a DTI of 48.94%."		Moderate	Pass	Pass	Pass	Not Covered	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
56632612	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$10,132.39	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,763.08	3.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	655	670	43.254%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2022 shows that the subject mortgage was originated on xx/XX/2020 and it was recorded on xx/XX/2020 in the amount of $xx in favor of MERS as nominee for “xx”.

No single assignment of mortgage is available in the updated title report. The subject mortgage is with the original lender xx. However, It should be with xx.

There is a prior Muni/City/Code lien available against the subject property in the amount of $xx in favor of “xx and xx” and it was recorded on xx/XX/2016.

The annual county taxes for the year 2021 have been paid in the amount of $ 10,132.39 on xx/XX/2021.

No prior year delinquent taxes have been found.	Review of updated payment history as of xx/XX/2022, the loan is currently performing. The next due for regular payment is xx/XX/2022. The current P&I is $1,763.08 and rate of interest is 3.750%. No evidence is available in updated payment history that confirms when the last regular payment has been made. The UPB as of the date is in the amount of $xx.	xx:As per review of updated payment history as of xx/XX/2022, the loan is currently performing. The next due for regular payment is xx/XX/2022. The current P&I is $1,763.08 and rate of interest is 3.750%. No evidence is available in updated payment history that confirms when the last regular payment has been made. The UPB as of the date is in the amount of $xx.
No information found regarding employment details in collection comments. However, final 1003 is missing from the loan file.
No evidence is found regarding bankruptcy or foreclosure proceedings in comments. xx:xx:xx	Not Applicable	Credit Application Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| -xx.xxx% |----| -xx.xxxxx% Comment: DTI is xx.xxx%. Tape Source: Initial Tape Type:
Field: Payment History String   Loan Value: xMxxxxxxxxxxxxxxxx   Tape Value: CCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xxxxxxxxxxxxxxxxMx Tape Value: CCCCCCCCCCCCCCCCCC Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type:	3: Curable	* Application Missing (Lvl 3) "Final application signed by the borrower is missing from the loan documents."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Initial closing disclosure dated 06/XX/2020 reflects Points - Loan discount fee at $408.24. However, final closing disclosure dated 07/XX/2020 reflects Points - Loan discount fee at $902.26. This is an increase in fee of +$494.02 for charges that cannot increase. Valid COC for the increase in fee is available; however, COC is not getting tested due to loan failing TRID delivery and timing test."
* LE/CD Issue date test Fail (Lvl 3)     "This loan failed revised closing disclosure delivery waiting period test due to changes before consummation requiring a new waiting period. APR becomes inaccurate."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 43.25%. Tape shows assets are not verified. As per LP report total eligible assets are $xx and total assets to be verified are $xx. Tape also shows DTI 59%; reasons for increase in DTI not provided. Unable to rely on documents in the loan file and unable to calculate ATR."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed TILA finance charge test. Finance charge disclosed on final closing discloser as $xx. Calculated finance charge is $xx for an under disclosed amount of -$327.50. Reason for finance charge under disclosure is unknown as the fee itemization is missing. Subject loan is a purchase, originated on 07/XX/2020 and the SOL is 1 year."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.25%, the borrower’s income is $xx and total expenses are in the amount of $5,840.09 and the loan was underwritten by LP (xx) and its recommendation is accept/eligible with a DTI of 43.25%."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
75685721	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,904.40	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$819.27	3.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	Commercial Prop	xx	xx	Primary	Yes	Yes	No	757	Not Applicable	48.059%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2022 shows that the subject mortgage was originated on xx/XX/2021 and it was recorded on xx/XX/2021 in the amount of $xx in favor of MERS as nominee for xx.
No single assignment of mortgage is available in the updated title report.
No active judgments/liens have been found against the borrower/subject property.
The annual combined taxes for 2021 have been paid in full in the amount of $1,301.38 on xx/XX/2021.
The annual combined taxes for 2021 have been paid partially and due in the amount of $600.00 on xx/XX/2021.
No prior year delinquent taxes have been found.	As per tape data of updated payment history dated xx/XX/2022, the borrower is current with the loan and the next due for regular payment is xx/XX/2022. No evidences are available in updated payment history that confirms when the last regular payment has been made for xx/XX/2022. The UPB as of the date is in the amount of $xx	xx:The loan is currently performing.
As per tape data of updated payment history dated xx/XX/2022, the borrower is current with the loan and the next due for regular payment is xx/XX/2022. No evidences are available in updated payment history that confirms when the last regular payment has been made for xx/XX/2022. The UPB as of the date is in the amount of $xx.
No evidences are available regarding foreclosure proceedings and bankruptcy filings.
No any information has been found regarding property damage or repairs.
As per final 1003, the borrower is working with xx as xx from last 18 months. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| x.xxx% |----| x.xxxxx% Comment: As per final xxxx borrower income is $x,xxx.xx and total expenses is $x,xxx.xx. DTI is xx.xxx%. Tape Source: Initial Tape Type:
Field: Payment History String   Loan Value: xxx   Tape Value: CCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxx   Tape Value: CCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Commercial Prop Tape Value: Low Rise Condo (x-x Stories) Variance: Variance %: Comment: Subject property type as Commercial Property. Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Commercial Prop (Lvl 4) "Per tape subject is a condotel. Elevated for client review because not a standard second home type of property. Subject is a unit at the xxr hotel in xx NC with commercial amenities."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "This loan failed the TRID total of payments test. The total of payments is $xx. The disclosed total of payments of $xx is not considered accurate because it is understated by more than $100."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase TILA Test Failed (Lvl 2) "Finance charge disclosed on final CD as $xx. Calculated finance charge is $xx for an under disclosed amount of $1,230.25. Reason for finance charge under disclosure is unknown as the fee itemization is missing. Subject loan is a purchase, originated on 10/XX/2021 and the SOL is 1 year."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.059%, the borrower’s income is $3,187.01 and total expenses are in the amount of $1,531.63 and the loan was underwritten by LP xx and its recommendation is Accept with a DTI of 48%."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
34008424	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$3,218.05	$5,832.84	02/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,280.08	4.500%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	43.188%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2022 reflects that the subject mortgage was originated on xx/XX/2021 with the lender MERS as nominee for xx in the amount of $xx, which was recorded on xx/XX/2021 Instrument# | Book/Page# 2021-xx.
The chain of the assignment has not been completed. Currently, the mortgage assignment is with xx which was recorded on xx/XX/2022.  However, this should be with xx.
There is a prior mechanic lien active in the favor of xx in the amount of $3720.08 which was recorded on xx/XX/2017.
There is a prior state tax lien active against the borrower in the favor of xx in the amount of $2786.52 which was recorded on xx/XX/2018.
There is prior judgment active against the borrower in the favor of xx in the amount of $xx which was recorded on xx/XX/2020.
2nd half county taxes of 2021 have been delinquent in the amount of $3218.05 which were good through on xx/XX/2022.	According to a review of the payment history as of xx/XX/2022, the loan is currently performing and the next due date for the regular payment is xx/XX/2022. The last payment was received on xx/XX/2022 total in the amount of PITI $2,900.89 which includes P&I $2,280.09 with the rate of interest 4.500%, which was applied for the due date of xx/XX/2022. The UPB reflected in the latest payment history is in the amount of $xx.	xx:The current status of loan is performing. As per the payment history as of xx/XX/2022, the loan is currently performing and the next due date for the regular payment is xx/XX/2022. The UPB reflected in the latest payment history is in the amount of $xx.
The borrower xx has been at xx as xx for 11 years.
Covid-19 attestation is located at xx.
Subject property is occupied by owner and unable to determine the current condition of property. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| -x.xxx% |----| -x.xxxxx% Comment: Tape Source: Initial Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxx   Tape Value: CCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xxxxxxxxx Tape Value: CCCCCCCC Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the revised closing disclosure delivery date test due to revised CD dated 04/XX/2021 and electronically signed on 04/XX/2021 which is before the consummation date 04/XX/2021."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges than in total cannot increase more than 10% tolerance test. Initial LE dated 03/XX/2021 reflects recording fee at $225.00. However, final CD dated 04/XX/2021 reflects the recording fee at $325 This is a cumulative increase of +$77.50 for charges that in total cannot increase more than 10% test. Valid COC for the increase in fee is available; however, COC is not getting tested due to loan failing TRID delivery and timing test.

Loan failed charges that cannot increase 0% tolerance test.
Initial loan estimate dated 03/XX/2021 does not reflect mortgage broker fee. However, final CD dated 04/XX/2021 reflects mortgage broker fee at $xx
Initial loan estimate dated 03/XX/2021 does not reflects appraisal re-inspection. However, final CD dated 04/XX/2021 reflects appraisal re-inspection fee at $175.00.
This is a cumulative increase in fee of +$xx for charges that cannot increase. Valid COC for the increase in fee is available; however, COC is not getting tested due to loan failing TRID delivery and timing test."
* Loan does not conform to program guidelines (Lvl 3)     "Subject loan closed with 90% LTV/CLTV. Seller tape reflects loan close with incorrect appraised value of $xx Subject loan is purchase primary and appraisal report reflects property value of $xx."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by borrower is missing from the loan documents."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Loan failed qualified mortgage Safe harbor threshold test due to APR calculated 4.772% exceeds APR threshold of 4.730% over by +0.042%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* Higher Price Mortgage Loan (Lvl 2)     "Loan failed higher-priced mortgage loan test due to APR calculated 4.788% exceeds APR threshold of 4.730% over By +0.058%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed.

Loan failed CA AB 260 higher-priced mortgage loan test due to APR calculated 4.788% exceeds APR threshold of 4.730% over By +0.058%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.188% as the borrowers income is $7,411.55 and total expenses are in the amount of $2,900.89 and the loan was underwritten by DU (xxand its recommendation is approve/eligible with a DTI of 43.19%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
15938093	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,602.76	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$968.14	3.875%	180	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	698	Not Applicable	47.768%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx/XX/2022 shows subject mortgage was originated on xx/XX/2019 in the amount of $xx with MERS as nominee for xx., and it was recorded on xx/XX/2019.

The chain of assignment is incomplete. The loan is currently assigned with xx. It should be assigned with xx.

No active judgments or liens found.

First half county taxes of 2021 have been paid off in the amount of $2,602.76 on xx/XX/2022.
Second half county taxes of 2021 are not yet posted.

As per updated title report, no prior year taxes are delinquent.	The review of updated payment history as of xx/XX/2022, the borrower is current with the loan and the next due date of payment is xx/XX/2022. The last payment xx was received in the amount of $1,230.80 which applied for xx/XX/2022. The current P&I is $968.14 with an interest rate of 3.875%. The UPB as of the date is mentioned in the updated payment history is in the amount of $xx.	xx:The review of the collection comment shows that the loan is in performing.

The review of updated payment history as of xx/XX/2022, the borrower is current with the loan and the next due date of payment is xx/XX/2022. The last payment xx was received in the amount of $1,230.80 which applied for xx/XX/2022. The current P&I is $968.14 with an interest rate of 3.875%. The UPB as of the date is mentioned in the updated payment history is in the amount of $xx.
No foreclosure activity has been found.
No pertaining bankruptcy-related details have been found
The property is owner occupied and is in average condition. Information regarding the damage and repair is not available in the latest servicing comments. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	4: Unacceptable	* Occupancy concerns - (Lvl 4) "Subject approved as owner occupied but seller defect shows may be non-owner occupied. Elevated for client review."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Initial Loan Estimate is dated 04/XX/2019 and electronically signed on 04/XX/2019 which is greater than 3 days. Unable to determine delivery date due to missing document tracker. TRID is failing for timing of initial LE."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test and charges that in total cannot increase more than 10% tolerance test due to loan failed initial LE estimate delivery and timing test. Initial LE dated 04/XX/2019 delivered on 04/XX/2019 which is more than 3 business days from initial application date 04/XX/2019."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 47.76% as the borrower’s income is $5,866.42 and total expenses are in the amount of $2,802.28 and the loan was underwritten by DU xx and its recommendation is "Approve/Eligible" with a DTI of 47.77%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
98789698	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,802.56	10/XX/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,278.53	2.990%	360	xx	xx	FHA	Fixed	Refinance	xx	xx	Streamline Refinance	No	xx	xx	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	791	700	Not Applicable	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2020 and recorded on xx/XX/2020 with the lender MERS as nominee for xx for the amount of $xx.
No assignments have been found. Currently, the assignment is with the original lender “xx”.
No active liens and judgments have been found against the borrower and subject property.
First and second installments of county taxes for the year of 2021/2022 have been paid in the amount of $3,401.28 on xx/XX/2021 and $3,401.28 on xx/XX/2022.
No prior year delinquent taxes have been found.	According to latest payment history as of xx/XX/2022, the borrower is currently delinquent for 3 months and the next due date is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $2,901.40 which was applied for the due date xx/XX/2021. The unpaid principal balance is reflected in the amount of $xx. The current P&I is $2,278.53 and the interest rate is 2.990%.	xx:The loan is currently in the collection and the next due date is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $2,901.40 which was applied for the due date xx/XX/2021. The unpaid principal balance is reflected in the amount of $xx. The current P&I is $2,278.53 and the interest rate is 2.990%. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The subject property occupancy and the reason for default are unable to be determined. No comment pertaining to the damage on the subject property has been observed.
Covid attestation document is located on “xx”.
As per the final application, the borrower is working at xx as a xx from 84 months. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	Field: Borrower #x Last Name Loan Value: xx Tape Value: xx |---| |----| Comment: Note reflects #x last name as xx. Tape Source: Initial Tape Type:
Field: Borrower #x Middle Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Note reflects #x borrower middle name as xx   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: CLTV IS xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: LTV IS xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xMMMxxxxxxxxxxxxx   Tape Value: CCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxMMMx   Tape Value: CCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: note reflects property address as xx. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "''In FHA streamline refinance loans, there should be WAITING period or GAP of 210 days between the first payment date of existing mortgage which is getting paid off and between the closing of our new subject loans. In this loan the waiting period is not satisfied as the First payment of existing mortgage 9/XX/2020 is less than 210 days from closing date of loan 7/XX/2020.""
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage insurance certificate is missing from loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
88025983	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,464.75	03/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,490.75	3.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	782	749	45.428%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx/XX/2022 shows subject mortgage was originated on xx/XX/2020 in the amount of $xx with MERS as nominee for xx, and it was recorded on xx/XX/2020.

The chain of assignment is incomplete. The loan is currently assigned with xx. It should be assigned with xx.

There are two UCC financing statements open against the borrower. The first one was recorded on xx/XX/2021 in the favor of xx and the second one was recorded on xx/XX/2021 in the favor of xx. However, the amount of lien is not mentioned in the supportive document.

Annual county taxes of 2021 have been paid off in the amount of $6,464.75 on xx/XX/2021.

As per updated title report, no prior year taxes are delinquent.	The review of updated payment history as of xx/XX/2022, the borrower is current with the loan and the next due date of payment is xx/XX/2022. The last payment xx was received in the amount of $2,360.60 which applied for xx/XX/2022. The current P&I is $1,490.75 with an interest rate of 3.125%. The UPB as of the date is mentioned in the updated payment history is in the amount of $xx.	xx:The review of the collection comment shows that the loan is in performing.

The review of updated payment history as of xx/XX/2022, the borrower is current with the loan and the next due date of payment is xx/XX/2022. The last payment xx was received in the amount of $2,360.60 which applied for xx/XX/2022. The current P&I is $1,490.75 with an interest rate of 3.125%. The UPB as of the date is mentioned in the updated payment history is in the amount of $xx.
No foreclosure activity has been found.
No pertaining bankruptcy-related details have been found
The property is owner occupied and is in average condition. Information regarding the damage and repair is not available in the latest servicing comments. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "This loan failed the initial closing disclosure delivery date test due to initial CD dated 06/XX/2020 document tracker is missing and 3 business days were added to get receipt date 06/XX/2020 which is before consummation date 06/XX/2020."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test.
Initial loan estimate dated 05/XX/2020 does not reflect flat fee commission. However, CD dated 06/XX/2020 reflects flat fee commission at $195.00.
Initial loan estimate dated 05/XX/2020 reflects credit report fee at $52.00. However, CD dated 06/XX/2020 reflects credit report fee at $96.03.
This is a cumulative increase in fee of $239.03 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approve at 45%. Seller tape shows income miscalculation over using temporary leave income may push DTI to over 61.09%. Unable to rely on docs in file and unable to calc ATR."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.428% as the borrower’s income is $6,533.39 and total expenses are in the amount of $2,967.97 and the loan was underwritten by DU xxand its recommendation is approve/eligible with a DTI of 45.43%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
48543578	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$9,517.42	03/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,428.84	2.750%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	741	Not Applicable	45.541%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx/XX/2022 shows subject mortgage was originated on xx/XX/2020 in the amount of $xx with MERS as nominee for xx, and it was recorded on xx/XX/2020.

The chain of assignment is incomplete. The loan is currently assigned with xx. It should be assigned with xx.

No active judgments or liens found.

Annual combined taxes of 2022 have been paid off in the amount of $4,278.78 on xx/XX/2022.
Annual school taxes of 2021 have been paid off in the amount of $4,696.27 on xx/XX/2021
Annual village taxes of 2021 have been paid off in the amount of $542.37 on xx/XX/2021.

As per updated title report, no prior year taxes are delinquent.	The review of updated payment history as of xx/XX/2022, the borrower is current with the loan and the next due date of payment is xx/XX/2022. The last payment xx was received in the amount of $2.298.86 which applied for xx/XX/2022. The current P&I is $1,428.84 with an interest rate of 2.750%. The UPB as of the date is mentioned in the updated payment history is in the amount of $xx.	xx:The review of the collection comment shows that the loan is in performing.

The review of updated payment history as of xx/XX/2022, the borrower is current with the loan and the next due date of payment is xx/XX/2022. The last payment xx was received in the amount of $2.298.86 which applied for xx/XX/2022. The current P&I is $1,428.84 with an interest rate of 2.750%. The UPB as of the date is mentioned in the updated payment history is in the amount of $xx.
No foreclosure activity has been found.
No pertaining bankruptcy-related details have been found
The property is owner occupied and is in average condition. Information regarding the damage and repair is not available in the latest servicing comments.
As per final 1003, the borrower is working with an organization xx as a xx since last 08 years. xx:xx:xx	Not Applicable	Appraisal (Incomplete)	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| -x.xxx% |----| -x.xxxxx% Comment: The borrower’s income is $x,xxx.xx and total expenses are in the amount of $x,xxx.xx. DTI reflects xx.xxx%. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxxxx   Tape Value: CCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxxxx   Tape Value: CCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Change in Rate/Term   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: Final CD reflects purpose of refinance reflects as change in rate.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-x Loan Value: Refinance Tape Value: Cash Out Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.541% as the borrower’s income is $5,506.64 and total expenses are in the amount of $2,507.79 and the loan was underwritten by DU (xx) and its recommendation is “Approve/Ineligible” with a DTI of 45.54%."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan closed without an appraisal. However, PIW disclosure signed by the borrower is missing from the loan documents."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Subject loan is conventional closed without an appraisal. Tape shows PIW eligibility lost."	* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the post-consummation non-numeric clerical error and revised closing disclosure delivery date test due to the post-consummation revised closing disclosure delivery date 5/XX/2021 is more than 60 calendar days after the consummation date 7/XX/2020. Subject loan is a refinance, originated on xx and the SOL is 3 years."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
52969494	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,458.13	02/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,085.36	3.000%	360	xx	xx	FHA	Fixed	Refinance	xx	xx	Streamline Refinance	No	xx	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	626	697	Not Applicable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to Updated title report dated xx/XX/2022 the subject mortgage was originated on xx/XX/2020 with the lender MERS as nominee for xx in the amount of $xx which was recorded on xx/XX/2020 with Instrument # xx.

The chain of assignment is incomplete. Currently, the assignment with xx. However, it should be with xx.

No active judgments or liens have been found against the subject property and borrower.

Annual county taxes of the year 2021 have been paid.

No any prior year taxes are delinquent as per updated title report.	As per review of the payment history as of 3/XX/22, the borrower is current with the loan & next due date is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $1,499.69 which was applied for the due date of xx/XX/2022. The current p&I is $1,085.36. The UPB is $xx.	xx:The loan is currently in collections.

As per review of the payment history as of 3/XX/22, the borrower is currently delinquent for 1 month & next due date is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $1,499.69 which was applied for the due date of xx/XX/2022. The current p&I is $1,085.36. The UPB is $xx.

The reason for default is unable to be determined.

The occupancy of the subject property is unable to be determined. xx comments do not reflect any damage.

No evidence has been found regarding foreclosure.

No evidence has been found regarding bankruptcy. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	Field: Borrower First Name Loan Value: xx Tape Value: xx |---| |----| Comment: As per note borrower first name reflects xx Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per note borrower last name reflects xx   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Amount of Secondary Lien(s): $x.xx. Loan Amount: $xx. CLTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. CLTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxx   Tape Value: CCCCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxx   Tape Value: CCCCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Change in Rate/Term   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-x Loan Value: Refinance Tape Value: Cash Out Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the Revised closing disclosure delivery date test (no waiting period required). The revised closing disclosure receipt date is provided and the revised closing disclosure receipt date is after the consummation date."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan failed charges than in total cannot increase more than 10% tolerance test. LE dated 9/XX/2020 reflects the sum of Section C fees at $774.00. However, Final CD dated 12/XX/2020 reflects the sum of Section C at $929.41. This is a cumulative increase of $78.01 for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 9/XX/2020 reflect Points - Loan Discount Fee $2,740.00. However, CD dated 12/XX/2020 reflects Points - Loan Discount Fee at $3,053.18. This is an increase in fee of $313.18 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows CAIVRS alert due to borrower defaulted on student loan debt. No further details available."
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage insurance certificate is missing from loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
69785570	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,441.07	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,850.44	2.875%	180	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	724	Not Applicable	45.598%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx/XX/2022 shows subject mortgage was originated on xx/XX/2020 in the amount of $xx with MERS as nominee for xx., and it was recorded on xx/XX/2020.

The chain of assignment is incomplete. The loan is currently assigned with xx. It should be assigned with xx.

No active judgments or liens found.

Quarterly town taxes of 2022 have been paid off in the total amount of $5,441.07 on different dates.

As per updated title report, no prior year taxes are delinquent.	The review of updated payment history as of xx/XX/2022, the borrower is current with the loan and the next due date of payment is xx/XX/2022. The last payment xx was received in the amount of $2,478.17 which applied for xx/XX/2022. The current P&I is $1,850.44 with an interest rate of 2.875%. The UPB as of the date is mentioned in the updated payment history is in the amount of $xx.	xx:The review of the collection comment shows that the loan is in performing.

The review of updated payment history as of xx/XX/2022, the borrower is current with the loan and the next due date of payment is xx/XX/2022. The last payment xx was received in the amount of $2,478.17 which applied for xx/XX/2022. The current P&I is $1,850.44 with an interest rate of 2.875%. The UPB as of the date is mentioned in the updated payment history is in the amount of $xx.
No foreclosure activity has been found.
No pertaining bankruptcy-related details have been found
The property is owner occupied and is in average condition. Information regarding the damage and repair is not available in the latest servicing comments. xx:xx:xx	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| x.xxx% |----| x.xxxxx% Comment: As per tape data, Post close DTI is xx.xxx%. However final application documents reflect as xx.xxx%. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xMMxxxxxxxxxxxxx   Tape Value: CCCCCCCCCCxxxCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xxxxxxxxxxxxxMMx Tape Value: xCxxxCCCCCCCCCC Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 08/XX/2020 Points - Loan Discount Fee at $1,433.00. However, Final CD dated 10/XX/2020 reflects Points - Loan Discount Fee at $1,692.08. This is an increase in fee of $259.08 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

Loan failed ComplianceEase delivery and timing test for Revised CD dated 9/XX/2020. Document tracker is missing and 3 business days were added to get receipt date 10/XX/2020 which is after the Consummation date 10/XX/2020."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "As per seller tape loan does not meet eligibility due to AUS conditions not met. This is a refinance cash-out and exterior-only appraisal received in loan file which is not permitted on a cash out."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.598%, the borrower’s income is $8,046.13 and total expenses are in the amount of $3,668.89 and the loan was underwritten by LP (xx) and its recommendation is “Accept” with a DTI of 46.00%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
24626148	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$638.20	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$737.93	2.990%	360	xx	xx	USDA	Fixed	Refinance	xx	xx	Full Documentation	Yes	Not Applicable	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	29.552%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx/XX/2022 shows subject mortgage was originated on xx/XX/2020 in the amount of $xx with MERS as nominee for xx, and it was recorded on xx/XX/2020.

The chain of assignment is incomplete. The loan is currently assigned with MERS as nominee for xx. instead of xx.

No any active judgments or liens have been found.

Annual county taxes of 2021 have been paid off in the amount of $638.20 on xx/XX/2021.

No prior year taxes are delinquent.	As per tape data of updated payment history as of xx/XX/2022, the borrower is current with the loan and the next due for regular payment is xx/XX/2022. No evidences are available in updated payment history that confirms when the last regular payment has been made the due date of xx/XX/2022. The UPB as of the date is in the amount of $xx.	xx:The loan is currently performing.
As per tape data of updated payment history as of xx/XX/2022, the borrower is current with the loan and the next due for regular payment is xx/XX/2022. No evidences are available in updated payment history that confirms when the last regular payment has been made the due date of xx/XX/2022. The UPB as of the date is in the amount of $xx.
No pertaining bankruptcy-related details have been found
The property is owner occupied and is in average condition. No any information has been found regarding the damage and repair. xx:xx:xx	Not Applicable	Appraisal (Incomplete) Credit Report Missing or error on the Rate Lock	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: NA. Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xxx.xxx%   Tape Value: xxx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Collateral value used for underwriting: $xx. Amount of secondary Lien(s): $x.xx. Loan amount: $xx. CLTV =xxx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx.xxx%   Tape Value: xxx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Collateral value used for underwriting: $xx. Loan amount: $xx. CLTV =xxx.xxx%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xMxxxxxxxxxxxxxx   Tape Value: CCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xxxxxxxxxxxxxxMx Tape Value: CCCCCCCCCCCCCCCC Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan closed with no appraisal. However, PIW disclosure signed by the borrower is missing from the loan documents."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 3)     "Loan failed ComplianceEase delivery and timing test for closing disclosure dated 09/XX/2020. Document tracker is missing and 3 business days were added to get receipt date 09/XX/2020 which is after the consummation date 09/XX/2020."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape shows USDA not insured."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Missing credit report (Lvl 2) "Credit report is missing from loan file"		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
58579303	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,251.50	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$992.42	2.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	666	797	40.881%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 and recorded on xx/XX/2021 with the lender MERS as nominee for xx for the amount of $xx.
According to the updated title report dated xx/XX/2022, no assignments have been found. Currently, the assignment is with the original lender “xx”. The assignment is missing to xx.
No active liens and judgments have been found against the borrower and subject property.
First and second installments of county taxes for the year of 2021/2022 have been paid in the amount of $642.44 on xx/XX/2021 and due in the amount of $625.75 on xx/XX/2022.
No prior year delinquent taxes have been found.	According to payment history tape as of xx/XX/2022, the borrower is current with the loan and the next due date is xx/XX/2022. The last payment was received date is unable to be determined. The unpaid principal balance is reflected in the amount of $xx. The current P&I is $992.42 and the interest rate is 2.875%.	xx:The loan is currently in the collection and the next due date is xx/XX/2021. The last payment was received on xx/XX/2021 in the amount of $1,169.94 which was applied for the due date xx/XX/2021. The unpaid principal balance is reflected in the amount of $xx. The current P&I is $992.42 and the interest rate is 2.875%. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The subject property occupancy and the reason for default are unable to be determined. No comment pertaining to the damage on the subject property has been observed.
Covid attestation document is located on “xx”. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| x.xxx% |----| x.xxxxx% Comment: Updated as per document. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xMMMMMxxMM   Tape Value: CCCCCCCCCC   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: MMxxMMMMMx Tape Value: CCCCCCCCCC Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "Subject approved as OO. Tape shows loan repurchased as BWR2 does not occupy property and is NOO. Elevated for client review."	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "This loan has failed Charges That Cannot Increase Test, because Initial LE dated 02/XX/2021 does not reflect administration fee and loan origination fee. However, final CD dated 03/XX/2021 reflects administration fee at $271.50 and loan origination fee at $2,392.00. This is an increase in fee of $2,663.50 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Cash out purchase (Lvl 2) "Subject loan is purchase. However, final CD reflects “cash to” in the amount of $104.06."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
98637786	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$11,774.05	04/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,087.51	2.625%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	800	809	27.575%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 with the lender MERS as nominee for xx in the amount of $xx which was recorded on xx/XX/2021 with instrument#xx.

The chain of assignments is completed. The last assignment was made with xx which was recorded on xx/XX/2021.

No active judgments or liens have been found against the borrower/subject property.

No prior year’s delinquent taxes have been found.	According to the payment history as of xx/XX/2022, the borrower is current with the loan. The last payment was received on xx/XX/2022 which was applied to xx/XX/2022. The next due date for payment is xx/XX/2022. The borrower pays the P&I in the amount of $1,087.51 and PITI in the amount of $1,087.51. The current UPB reflected is in the amount of $xx.	xx:As per the review of collection comments, the current status of the loan is performing. According to the payment history as of xx/XX/2022, the borrower is current with the loan. The next due date for payment is xx/XX/2022. The current UPB reflected is in the amount of $xx. The collection comment dated xx/XX/2022 states the borrower’s income was impacted by the covid-19 pandemic. No comments have been found regarding the subject property condition. As per the final loan application, the borrower is working at xx for 29 years. The covid-19 attestation document is located at xx. xx:xx:xx	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| x.xxx% |----| x.xxxxx% Comment: DTI ratio is xx.xxx%. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxx   Tape Value: CCCCCCCCCCCx   Variance:    Variance %:    Comment: Payment history string is xxxxxxxxxxxxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xxxxxxxxxxxxxx Tape Value: xCCCCCCCCCCC Variance: Variance %: Comment: Payment history string reversed is xxxxxxxxxxxxxx. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 10/XX/2020 reflects Appraisal Fee at $525.00. However, CD dated 01/XX/2021 reflects Appraisal Fee at $620.00. This is an increase in fee of +$95.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape shows Freddie is prior lender, DU and Drive by report is available and CP cannot obtain exception. No further details available."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
24736858	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$10,289.27	03/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,536.90	3.250%	240	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	736	Not Applicable	40.852%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2020 and recorded on xx/XX/2020, in the amount of $xx with MERS as nominee for xx.

There is no chain of assignment. Currently, the subject loan is with original lender xx as it should be with xx.

No active judgments or liens have been found.

Annual combined taxes of 2021 have been paid in the amount of $xx on xx/XX/2021.

No prior year delinquent taxes have been found.	According to payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $2,358.78 which was applied for due date xx/XX/2022. The current P&I is in the amount of $1,536.90 and current PITI is in the amount of $2,358.78 with an interest rate of 3.250%. The current UPB reflected as per the payment history is in the amount of $xx.	xx:According to servicing comments, the current status of the loan is performing.

According to payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $2,358.78 which was applied for due date xx/XX/2022. The current P&I is in the amount of $1,536.90 and current PITI is in the amount of $2,358.78 with an interest rate of 3.250%. The current UPB reflected as per the payment history is in the amount of $xx.

As per final application, the borrower xx is working at xx for 6.1 years.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| -xx.xxx% |----| -xx.xxxxx% Comment: Updated as per document. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Subject loan closed with no appraisal.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: Subject loan closed with no appraisal.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxMMMMMMMMMMMMMM   Tape Value: CCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MMMMMMMMMMMMMMxxxx   Tape Value: CCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-x Loan Value: Refinance Tape Value: Cash Out Variance: Variance %: Comment: updated as per document. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Revised closing disclosure delivery date test failed due to revised closing disclosure dated 8/XX/2020. Document tracker is missing and 3 business days were added to get receipt date 8/XX/2020 which is after consummation date 8/XX/2020."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 40.85%. Tape show incorrect use of rental income and misrepresentation of actual employer and income may push DTI to over 59%. Unable to rely on documents in file and unable to calculate ATR."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
52631487	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$22,160.92	04/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$12,076.98	3.250%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	749	Not Applicable	40.084%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 and recorded on xx/XX/2021 in the amount of $xx with MERS as nominee for xx with Instrument#2021-xx-00.

There is no chain of assignment as the subject mortgage is with the original lender MERS as nominee for xx.

No active judgments or liens have been found against the borrower.
1st and 2nd installment county taxes of 2021/2022 have been paid on xx/XX/2021 and xx/XX/2022 in the amount of $xx.	According to the payment history as of xx/XX/2022, the borrower is current with the loan. The last payment was received on xx/XX/2022 which was applied for the due date of xx/XX/2022 and the next due date for payment is xx/XX/2022. The P&I is in the amount of $xx and PITI is in the amount of $xx. The UPB reflected as per the payment history is in the amount of $xx.	xx:As per the comment history, the current status of the loan is performing.
According to the payment history as of xx/XX/2022, the borrower is current with the loan. The last payment was received on xx/XX/2022 which was applied for the due date of xx/XX/2022 and the next due date for payment is xx/XX/2022. The P&I is in the amount of $xx and PITI is in the amount of $xx. The UPB reflected as per the payment history is in the amount of $xx.
The reason for default is unable to be determined from the latest servicing comments.
No evidence has been found regarding damage or repairs in the latest servicing comments.
No foreclosure activity has been found.
No pertaining bankruptcy-related details have been found.
As per the 1003, the borrower is an owner of the xx for 4.8 years.
The loan was originated on xx/XX/2021. However, the covid-19 attestation is located at xx. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Original Note Doc Date Loan Value: xx/XX/xxxx Tape Value: xx/XX/xxxx |---| -x (Days) |----| Comment: As per tape data, Note Date is xx/XX/xxxx. However note documents reflect as xx/XX/xxxx. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase 0% tolerance test.
Loan estimate dated 08/XX/2021 reflect  Appraisal fee at $800.00. However, CD dated 11/XX/2021 reflects Appraisal fee at $2,800.00.
Loan estimate dated 08/XX/2021 reflects Credit Report fee at $26.00. However, CD dated 11/XX/2021 reflects Credit Report fee at $32.00.
This is a cumulative increase in fee of $2,006.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows AUS recommendation is Approve/Ineligible due to high balance loan $2.775M and cash out within 6 mos. Further details not provided. Also, loan did not meet seasoning period requirements due to subject loan is refinance within 12 months; subject 75% LTV with prior sales price of $3.65M 8/XX/21."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
21707500	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,474.44	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$972.53	3.250%	360	xx	xx	VA	Fixed	Cash Out	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	No	Not Applicable	No	Unavailable	Not Applicable	24.164%	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 and recorded on xx/XX/2021, in the amount of $xx with MERS as nominee for xx.

There is no chain of assignment. Currently, the subject loan is with original lender MERS as nominee for xx.

No active judgments or liens have been found.

1st county taxes of 2021 have been paid in the amount of $744.59 on xx/XX/2022.

2nd county taxes of 2021 have been due in the amount of $737.22.

No prior year delinquent taxes have been found.	According to payment history tape data as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received in the amount of $972.53 which was applied for due date xx/XX/2022. However, unable to determine last payment received date. The current P&I is in the amount of $972.53 with an interest rate of 3.250%. The current UPB reflected as per the payment history tape data is in the amount of $xx.	xx:The current status of the loan is performing.

According to payment history tape data as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received in the amount of $972.53 which was applied for due date xx/XX/2022. However, unable to determine last payment received date. The current P&I is in the amount of $972.53 with an interest rate of 3.250%. The current UPB reflected as per the payment history tape data is in the amount of $xx.

As per final application, the borrower xx is working at xx as field xx for 20 years.

Covid-19 attestation is available in the loan file located at “xx”.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found. xx:xx:xx	Not Applicable	Credit Report Flood Certificate Missing or error on the Rate Lock	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: NA Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "TRID tolerance test is incomplete due to Initial CD is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "VA loan must be seasoned for at 210 days from the due date of first mortgage payment and must have made mortgage payment for at least 6 consecutive months. In this loan the waiting period is not satisfied."
* Missing flood cert (Lvl 3)     "Flood insurance certificate is missing from loan the documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Missing credit report (Lvl 2) "Credit report is missing from loan file"		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
23636755	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$14,846.93	04/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,993.01	2.999%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	754	775	47.276%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2020 with lender MERS as nominee for xx and recorded on xx/XX/2020 for the amount of $xx.
There is junior mortgage originated on xx/XX/2021 with lender xx and recorded on xx/XX/2021 for the amount of $xx.
There is civil judgment recorded on xx/XX/2017 for the amount of $6012.18 in the favor of State of xx.
County taxes for the year 2021 have been paid for the amount of $xx. No prior year tax delinquency has been found.	According to the payment history as of xx/XX/2022, the borrower is regular with the payment and the next due date is xx/XX/2022. The last payment was received on xx/XX/2022 for the amount of $4518.72xx. The monthly P&I is in the amount of $2993.01 with an interest rate of 2.999%. The current UPB is reflected in PH for the amount of $xx.	xx:The current status of the loan is performing. According to the payment history as of xx/XX/2022, the borrower is regular with the payment and the next due date is xx/XX/2022. The last payment was received on xx/XX/2022 for the amount of $4518.72xx. The monthly P&I is in the amount of $2993.01 with an interest rate of 2.999%. The current UPB is reflected in PH for the amount of $xx.
No comments have been found regarding the foreclosure and bankruptcy. The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. The borrower is owner of 3 xx for 3 year. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% |---| -x.xxx% |----| -x.xxxxx% Comment: As per tape data, Post close DTI is xx.xxx%. However final application documents reflect as xx.xxx%. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Collateral value used for underwriting: $xx. Amount of Secondary Lien(s): $x.xx. Loan Amount: $xxx.xxx.xx. CLTV xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Collateral value used for underwriting: $xx. Loan Amount: $xxx.xxx.xx. CLTV xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxxxxxxxxxxx   Tape Value: xxxxxxxxxxxxxxxxxNNNNNNN   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxxxxxxxxxxxxxxxx   Tape Value: NNNNNNNxxxxxxxxxxxxxxxxx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Change in Rate/Term   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: Purpose of refinance is Change in rate/term.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-x Loan Value: Refinance Tape Value: Cash Out Variance: Variance %: Comment: Purpose of refinance is Change in rate/term. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Seller tape shows unknown if any closing instruction were violated. No further details have been found."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 47.276%, the borrower’s income was $xx and total expenses are in the amount of $5,617.31 and the loan was underwritten by LP (xxand its recommendation is “Accept” with a DTI of 47.00%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
92854485	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$23,110.92	03/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,219.50	3.125%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	773	805	27.587%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 and recorded on xx/XX/2021, in the amount of $xx with MERS as nominee for xx.

There is no chain of assignment. Currently, the subject loan is with original lender MERS as nominee for xx as it should be with xx.

There is one junior mortgage active in the favor of xx in the amount of $xx, originated on xx/XX/2022 and recorded on xx/XX/2022.

1st and 2nd county taxes of 2021/2022 have been paid in the total amount of $xx.

No prior year delinquent taxes have been found.	According to payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $4,219.50 which was applied for due date xx/XX/2022. The current P&I is in the amount of $4,219.50 with an interest rate of 3.125%. The current UPB reflected as per the payment history is in the amount of $xx.	xx:According to servicing comments, the current status of the loan is performing.

According to payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $4,219.50 which was applied for due date xx/XX/2022. The current P&I is in the amount of $4,219.50 with an interest rate of 3.125%. The current UPB reflected as per the payment history is in the amount of $xx.

As per final application, the borrower xx is working at City of xx as xx for 29.8 years.

No comment pertaining to the damage on the subject property has been observed.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: x Tape Value: x |---| -x |----| -xx.xxxxx% Comment: Note document reflects age of loan as x months. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: As per Tape data ,Post Close DTI is xx.xxx%. However Final Application documents reflects as xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. CLTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. LTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxxxx   Tape Value: xxxxxxxNNNNNNNNNNNNNNNNN   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xxxxxxxx Tape Value: NNNNNNNNNNNNNNNNNxxxxxxx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 4) "Compliance review and seller defect shows this loan failed the revised closing disclosure delivery date test. The revised closing disclosure receipt date is provided and the revised closing disclosure receipt date (07/XX/2021) is less than three business days before the consummation date (07/XX/2021)."	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot decrease test. Initial LE dated 6/XX/2021 reflects non-specific lender credit at $9,505.00. However, final CD dated 7/XX/2021 reflects non-specific lender credit at $6,049.50. This is decrease of $3,455.50 for charges that cannot decrease. Valid COC for the decrease in NSLC is available. However, COC is not getting tested due to loan failing TRID delivery and timing test."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
1018622	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$15,595.66	03/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,893.43	3.625%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	768	Not Applicable	39.780%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 and recorded on xx/XX/2021, in the amount of $xx with MERS as nominee for xx.

There is no chain of assignment. Currently, the subject loan is with original lender MERS as nominee for xx. as it should be with xx.

There is an active mortgage which was recorded prior to the subject mortgage. The subject mortgage was recorded on xx/XX/2021. The prior mortgage was recorded on xx/XX/2007 in the amount of $xx with xx Mortgage a division of xx.

There is UCC finance statement against the borrower in favor of xx Union which was recorded on xx/XX/2021. However, the amount of lien is not mentioned in the supportive document

1st and 2nd county taxes of 2021/2022 have been paid in the total amount of $xx.

No prior year delinquent taxes have been found.	According to payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $6,451.38 which was applied for due date xx/XX/2022. The current P&I is in the amount of $4,893.43 and current PITI is in the amount of $6,451.38 with an interest rate of 3.625%. The current UPB reflected as per the payment history is in the amount of $xx.	xx:According to servicing comments, the current status of the loan is performing.

According to payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $6,451.38 which was applied for due date xx/XX/2022. The current P&I is in the amount of $4,893.43 and current PITI is in the amount of $6,451.38 with an interest rate of 3.625%. The current UPB reflected as per the payment history is in the amount of $xx.

Unable to confirm the current employment details from available documents and collection comments.
s
No comment pertaining to the damage on the subject property has been observed.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: x Tape Value: x |---| -x |----| -xx.xxxxx% Comment: NA Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. CLTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. LTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxxxx   Tape Value: xxxxxxNNNNNNNNNNNNNNNNNN   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Reversed Loan Value: xxxxxx Tape Value: NNNNNNNNNNNNNNNNNNxxxxxx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* ComplianceEase Exceptions Test Failed (Lvl 4) "Compliance review and seller defect shows this loan failed the revised loan estimate delivery date test due to the revised loan estimate delivery date (07/XX/2021) is on the initial closing disclosure delivery date (07/XX/2021)."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
63684297	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,389.88	04/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$789.67	2.750%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	56.749%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2020 and recorded on xx/XX/2020 in the amount of $xx with MERS as nominee for xx with Instrument#xx|Book/Page#3812/21.

There is no chain of assignment as the subject mortgage is with the original lender MERS as nominee for xx. However, it should be with xx.

No active judgments or liens have been found against the borrower.
Annual combined taxes of 2021 have been paid on xx/XX/2021 in the amount of $2,389.88.	According to the payment history as of xx/XX/2022, the last payment was received on xx/XX/2022 which was applied for the due date of xx/XX/2022 and the next due date for payment is xx/XX/2022. The P&I is in the amount of $789.67 and PITI is in the amount of $1,061.83 The UPB reflected as per the payment history is in the amount of $xx.	xx:As per the comment history, the current status of the loan is performing.
According to the payment history as of xx/XX/2022, the last payment was received on xx/XX/2022 which was applied for the due date of xx/XX/2022 and the next due date for payment is xx/XX/2022. The P&I is in the amount of $789.67 and PITI is in the amount of $1,061.83 The UPB reflected as per the payment history is in the amount of $xx.
No foreclosure activity has been found.
No pertaining bankruptcy-related details have been found.
No evidence has been found regarding damage or repairs.
As per the 1003, the borrower is working at xx as a xx for 1.6 years. xx:xx:xx	Not Applicable	Credit Report Initial Escrow Acct Disclosure Mortgage Insurance	Field: Age of Loan Loan Value: xx Tape Value: xx |---| -x |----| -x.xxxxx% Comment: Note reflects age of loan as xx months. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: The borrower’s income is $x,xxx.xx and total expenses are in the amount of $,x,xxx.xx. DTI reflects xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Mortgage Type   Loan Value: FHA   Tape Value: Conventional   Variance:    Variance %:    Comment: As per final application loan is FHA.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value Loan Value: $xxxxxx.xx Tape Value: $xxxxxx.xx Variance: $xxxx.xx Variance %: x.xxxxx% Comment: As per appraisal report appraised value is $xx. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 3/XX/2020 reflects credit report fee. However, final CD dated 4/XX/2020 reflects credit report fee at $59.88. This is an increase in fee of $41.88 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure signed by borrower is missing from loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject loan is FHA purchase. Tape shows loan does not meet the requirements to originate a second FHA loan. Review of loan documents does not show any secondary lien originated at the time of closing."
* MI, FHA or MIC missing and required (Lvl 3) "Mortgage insurance certificate is missing from loan documents."	* Missing credit report (Lvl 2) "credit report missing from the loan file"
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 56.749% as the borrower’s income is $6,685.92 and total expenses are in the amount of $3,794.22 and the loan was underwritten by DU xx and its recommendation is “Approve/Eligible” with a DTI of 56.75%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
59576471	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$537.19	05/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$626.20	3.250%	360	xx	xx	VA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	625	Not Applicable	37.371%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2020 which recorded on xx/XX/2020 in the amount of $xx with xx.
There is no chain of assignment as the subject mortgage is with the original lender xx. However, it should be with xx.
No active liens and judgments against the borrower/property.
No delinquent taxes have been found.	According to the payment history as of xx/XX/2022, the borrower is current with the loan. The last payment was received on xx/XX/2022 which was applied to xx/XX/2022. The next due date for payment is xx/XX/2022. The P&I is in the amount of $626.20 and PITI is in the amount of $841.91. The UPB reflected as per the payment history is in the amount of $xx.	xx:The loan is currently is performing. According to the payment history as of xx/XX/2022, the borrower is current with the loan. The last payment was received on xx/XX/2022 which was applied to xx/XX/2022. The next due date for payment is xx/XX/2022. The P&I is in the amount of $626.20 and PITI is in the amount of $841.91. The UPB reflected as per the payment history is in the amount of $xx.
Unable to determine the current occupancy and condition of the subject property.
As per the 1003 document the borrower is working as an xx at “xx” for 1.2 years.
Covid-19 attestation document is located at “xx”. xx:xx:xx	Not Applicable	Mortgage Insurance	Field: Age of Loan Loan Value: xx Tape Value: xx |---| -x |----| -x.xxxxx% Comment: NA Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Final application reflects borrower DTI ratio percent as xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xx.   Tape Value: xx   Variance:    Variance %:    Comment: Note document reflects borower's last name as xx Tape Source: Initial   Tape Type:
Field: Mortgage Type   Loan Value: VA   Tape Value: Conventional   Variance:    Variance %:    Comment: Original note reflects mortgage type as VA.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: $xxxxxx.xx   Tape Value: $xxxxxx.xx   Variance: $xxxx.xx   Variance %: x.xxxxx%   Comment: Original appraisal report reflects original appraisal value as $xx.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: The Note signed on xx/XX/xxxx reflects the property address as xx. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Subject loan is VA purchase. Tape shows loan repurchased due to insufficient VA entitlement."
																																																																																							* MI, FHA or MIC missing and required (Lvl 3) "VA guaranty certificate is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
93704803	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,200.81	04/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,299.06	3.250%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	637	Not Applicable	52.907%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2022 reflects that the subject mortgage was originated on xx/XX/2020 with the lender MERS as nominee for xx. in the amount of $xx, which was recorded on xx/XX/2020 Instrument# | Book/Page# xx.
No chain of assignment has been found. Currently, the mortgage assignment is with MERS as nominee for xx. which was recorded on xx/XX/2020.  However, this should be with xx.
No active liens and judgments have been found against the borrower and the property.
No prior year’s delinquent taxes have been found.	According to a review of the payment history as of xx/XX/2022, the loan is currently performing and the next due date for the regular payment is xx/XX/2022. The last payment was received on xx/XX/2022 total in the amount of PITI $1,695.04 which includes P&I $1,299.06 with the rate of interest 3.250%, which was applied for the due date of xx/XX/2022. The UPB reflected in the latest payment history is in the amount of $xx.	xx:According to the review of the servicing comments, the current status of loan is performing. The next due date for the regular payment is xx/XX/2022. The UPB reflected in the latest payment history is in the amount of $xx.
The borrower xx has been working at xx as xx for 2 years.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No details have been found regarding damage. xx:xx:xx	Not Applicable	Mortgage Insurance Notice of Servicing Transfer	Field: Age of Loan Loan Value: xx Tape Value: xx |---| -x |----| -x.xxxxx% Comment: Tape Source: Initial Tape Type:
Field: Mortgage Type   Loan Value: FHA   Tape Value: Conventional   Variance:    Variance %:    Comment: As per note loan is an FHA   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: $xxxxxx.xx   Tape Value: $xxxxxx.xx   Variance: $xxxx.xx   Variance %: x.xxxxx%   Comment: As per Appraisal document appraisal value is $xxxxxx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Original CLTV ratio percent is xx.xxx%   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: -x.xxx% Variance %: -x.xxxxx% Comment: Original standard LTV is xx.xxx% Tape Source: Initial Tape Type:	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 52.907% as the borrower’s income is $5,320.70 and total expenses are in the amount of $2,815.02 and the loan was underwritten by AUS/DU (xx) and its recommendation is “Refer/Eligible” with 52.91%."	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 1/XX/2020 reflects Transfer Taxes Fee at $3,723.00. However, CD dated 2/XX/2020 reflects Transfer Taxes Fee at $3,769.74. This is an increase in fee of +$46.74 for charges that cannot increase."
* Loan does not conform to program guidelines (Lvl 3) "Tape shows ZFHA invalid and manual U/W is not allowed on the loan."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Secondary Market Exceptions and Loan Conditions
This loan failed the reimbursement amount validation test.
The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

This loan failed the closing or reimbursement date validation test.
The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing /
settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations."
* MI, FHA or MIC missing and required (Lvl 2)     "This is an FHA loan which was originated on xx However, the mortgage insurance certificate is missing from the loan documents."
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of servicing transfer disclosure is missing from the loan file."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
57666572	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$1,310.37	04/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$969.53	2.250%	180	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	743	Not Applicable	23.545%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2020 with the lender MERS as nominee for xx, Funding in the amount of $xx which was recorded on xx/XX/2020 with instrument#xx.

There is no chain of assignment as the subject mortgage is with the original lender. However, the last assignment should be made with Verus.

There is a prior mortgage that originated on xx/XX/1986 with lender xx in the amount of $xx which was recorded on xx/XX/1987.

Combined annual installment taxes for 2021 have been paid in the amount of $1,310.37 on xx/XX/2022. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/XX/2022, the borrower is current with the loan. The last payment was received on xx/XX/2022 which was applied to xx/XX/2022. The next due date for payment is xx/XX/2022. The borrower pays the P&I in the amount of $969.53 with an interest rate of 2.250%. The current UPB reflected is in the amount of $xx.	xx:As per the review of collection comments, the current status of the loan is performing. According to the payment history as of xx/XX/2022, the borrower is current with the loan. The next due date for payment is xx/XX/2022. The current UPB reflected is in the amount of $xx. The reason for default is unable to be determined. No comments have been found regarding the borrower’s income was impacted by the covid-19 pandemic. The BPO report xx dated xx/XX/2021 states the subject property is owner-occupied and is in average condition. As per the final loan application, the borrower is working at xx. as a xx for 4.9 years. xx:xx:xx	Not Applicable	Field: Age of Loan Loan Value: xx Tape Value: xx |---| -x |----| -x.xxxxx% Comment: The Note reflects the Age of loan as xx months. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment: This loan has a qualified mortgage DTI of xx.xxx%, the borrower's income was $xx and total expenses are in the amount of $x,xxx.xx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. CLTV = xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: -x.xxx% Variance %: -x.xxxxx% Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. LTV = xx.xxx%. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan fails qualified mortgage lending policy points and fees test due to fees charged $5,699.00 exceeds fees threshold of $4,251.17 over by +$1,447.83.
The below fees were included in the test:
Loan Origination Fee paid by Borrower: $1,629.00
Points - Loan Discount Fee paid by Borrower: $4,070.00."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $5,699.00 exceeds fees threshold of $$4,251.17 over by +$1,447.83.
The below fees were included in the test:
Loan Origination Fee paid by Borrower: $1,629.00
Points - Loan Discount Fee paid by Borrower: $4,070.00."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Seller tape shows refinance didn't meet seasoning since previous loan was cash out. File also has PIW."			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
28663971	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,813.05	04/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$933.97	2.750%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	758	Not Applicable	28.585%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2020 and recorded on xx/XX/2020, in the amount of $xx with MERS as nominee for xx.

There is no chain of assignment. Currently, the subject loan is with original lender MERS as nominee for xx as it should be with xx.

No active judgments or liens have been found.

Annual combined taxes of 2021 have been paid in the amount of $1,813.05 on xx/XX/2021.

No prior year delinquent taxes have been found.	According to payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $1,326.72 which was applied for due date xx/XX/2022. The current P&I is in the amount of $933.97 and current PITI is in the amount of $1,326.72 with an interest rate of 2.750%. The current UPB reflected as per the payment history is in the amount of $xx.	xx:According to servicing comments, the current status of the loan is performing.

According to payment history as of xx/XX/2022, the borrower is current with the loan and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $1,326.72 which was applied for due date xx/XX/2022. The current P&I is in the amount of $933.97 and current PITI is in the amount of $1,326.72 with an interest rate of 2.750%. The current UPB reflected as per the payment history is in the amount of $xx.

As per final application, the borrower xx is working at “xx” as an xx for 10.9 years.

Covid-19 attestation is available in the loan file located at “xx”.

No comment pertaining to the damage on the subject property has been observed.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found. xx:xx:xx	Not Applicable	Mortgage Insurance	Field: Age of Loan Loan Value: xx Tape Value: xx |---| -x |----| -x.xxxxx% Comment: Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mortgage Type Loan Value: FHA Tape Value: Conventional Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges than in total cannot increase more than 10% tolerance test. LE dated 07/XX/2020 reflects the sum of Section C fees and Recording fee at $836.00. However, CD dated 07/XX/2020 reflects the sum of Section C and Recording fee at $1639. This is a cumulative increase of +$719.40 for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents.

TRID Violation due to decrease in Lender Credit on Closing Disclosure dated 07/XX/2020. Initial LE dated 07/XX/2020 reflects Lender Credit at $123.00, however, Revised CD dated 07/XX/2020 reflects Lender Credit at $20.59. This is decrease of $102.41 for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows cannot insure because seller refuses to sign the amendatory clause."
																																																																																							* MI, FHA or MIC missing and required (Lvl 3) "Mortgage insurance certificate is missing from the loan documents."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
49321957	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,401.86	05/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,281.91	3.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	751	Not Applicable	48.390%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2020 and recorded on xx/XX/2020 in the amount of $xx with MERS as nominee for xx Mortgage.

No assignment has been found. The subject mortgage is with the lender MERS as nominee for xx. However, it should be with xx.

There is one abstract of support judgment xx open against the borrower in the amount of $0 with xx  which was recorded on xx/XX/2020.

First half combined taxes of 2021-2022 have been paid off in the amount of $2,720.04 on xx/XX/2021.

Second half combined taxes of 2021-2022 have been paid off in the amount of $2,736.62 on12/XX/2021.

No any prior year taxes are delinquent as per updated title report.	According to the payment history as of xx/XX/2022, the borrower is current in payment and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $2,113.74 which was applied for due date xx/XX/2022. The current P&I is in the amount of $1,281.91 and current PITI is in the amount of $2,113.74 with an interest rate of 3.125%. The current UPB reflected as per the payment history is in the amount of $xx.	xx:According to servicing comments, the loan is in performing.

According to the payment history as of xx/XX/2022, the borrower is current in payment and the next due date for payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $2,113.74 which was applied for due date xx/XX/2022. The current P&I is in the amount of $1,281.91 and current PITI is in the amount of $2,113.74 with an interest rate of 3.125%. The current UPB reflected as per the payment history is in the amount of $xx.

As per 1003 document borower is working at xx as a xx for 84 months.

As per comment dated xx/XX/2021, the subject property is owner occupied.

As per comment dated xx/XX/2021, the reason for default is unemployment /decreased income.

As per comment dated xx/XX/2021, the borrower’s income is impacted by covid-19. The servicer provided an FB which ran and were extended several times from xx/XX/2021 to xx/XX/2022. Further details not provided."

No evidence has been found regarding bankruptcy. xx:xx:xx	Not Applicable	Missing Dicsloures Missing or error on the Rate Lock	Field: Age of Loan Loan Value: xx Tape Value: xx |---| -x |----| -x.xxxxx% Comment: As per Tape data, age of loan is xx. However it reflects xx. Tape Source: Initial Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Updated as per Note.   Tape Source: Initial   Tape Type:
Field: Trial Modification Agreement in file? Loan Value: No Tape Value: Yes Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by borrower is missing from loan documents."
																																																																																							* Missing Required Disclosures (Lvl 3) "Home loan toolkit is missing from the loan documents."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.39% as the borrower’s income is $4,636.00 and total expenses are in the amount of $2,243.38 and the loan was underwritten by LPxx and its recommendation is “Accept” with a DTI of 48%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
8254230	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$13,057.84	05/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,221.65	3.500%	180	xx	xx	Conventional	Fixed	Refinance	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	797	802	39.967%	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 which is held by “MERS as nominee for xx.” In the amount of $xx and this was recorded on xx/XX/2021.
No assignment has been found. The subject mortgage is with the lender MERS as nominee for xx. However, it should be with xx.
The 1st and 2nd installment county taxes for the year of 2021-2022 have been paid in the total amount of $xx.
No active judgments or liens have been found.
No prior year’s delinquent taxes have been found.	The review of payment history shows as of xx/XX/2022, the borrower is current with the loan and the next due date for the payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $3,221.65. The current P&I is $3,221.65 & PITI is $3,221.65. The stated current rate is 3.500%. The UPB amount is $xx.	xx:The loan is currently in performing.
The review of payment history shows as of xx/XX/2022, the borrower is current with the loan and the next due date for the payment is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $3,221.65. The current P&I is $3,221.65 & PITI is $3,221.65. The stated current rate is 3.500%. The UPB amount is $xx.
The loan was originated on xx/XX/2021 and covid-19 attestation is located at xx.
As per 1003, borrower is working at xx. for 200 months.
There is no post-origination bankruptcy record.
No evidence has been found regarding the foreclosure proceedings on the subject property.
The property is in good condition. xx:xx:xx	Not Applicable	Affiliated Business Disclosure Missing or error on the Rate Lock	Field: Age of Loan Loan Value: x Tape Value: x |---| -x |----| -xx.xxxxx% Comment: Note reflects age of loan is x. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: x.xxx%   Variance %: x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Limited Cash Out (GSE definition) Tape Value: Change in Rate/Term Variance: Variance %: Comment: Final application shows purpose of refinance is Limited cash out. Tape Source: Initial Tape Type:	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from loan document."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "Affiliated business disclosure is missing from loan documents."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 3.688% exceeds APR threshold of 3.680% over by +0.008%. Subject loan is non-escrowed."
* Higher Price Mortgage Loan (Lvl 2)     "This loan has failed Higher-Priced Mortgage Loan Test.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL      Charged: 3.696%      Allowed: 3.680%     Over by: +0.016%

This loan has failed CA AB 260 Higher-Priced Mortgage Loan Test.

Tape shows loan failed HPML and loan is non-escrowed. Our CE report also fails HPML test. Loan failed Higher-Priced Mortgage Loan Test due to APR calculated 3.696% exceeds APR threshold of 3.680% over by +0.016%. Subject loan is non-escrowed.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

																																																																																								CA AB 260 Higher-Priced Mortgage Loan Test: FAIL Charged: 3.696% Allowed: 3.680% Over by: +0.016%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
63390930	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,320.11	04/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$833.42	2.625%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	784	Not Applicable	10.864%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2020 with lender MERS as nominee for xx. Com and recorded on xx/XX/2020 for the amount of $xx.
There is no chain of assignment. Currently, the subject loan is with the original lender MERS as a nominee for xx; however, it should be with xx.
There are no active liens and judgments against the borrower.
Annual taxes for the year 2021 have been paid for the amount of $4320.11. No prior year tax delinquency has been found.	According to the payment history as of xx/XX/2022, the borrower is regular with the payment and the next due date is xx/XX/2022. The last payment was received on xx/XX/2022 for the amount of $1020.96xx.The monthly P&I is in the amount of $833.42 with an interest rate of 2.625%. The current UPB is reflected in PH for the amount of $xx.	xx:The current status of the loan is performing. According to the payment history as of xx/XX/2022, the borrower is regular with the payment and the next due date is xx/XX/2022. The last payment was received on xx/XX/2022 for the amount of $1020.96xx.The monthly P&I is in the amount of $833.42 with an interest rate of 2.625%. The current UPB is reflected in PH for the amount of $xx.
No comments have been found regarding the foreclosure and bankruptcy. The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. Also, no comments have been found regarding the income impacted due to covid-19.
The borrower is working as xx in xx for 8 years. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: xx Tape Value: xx |---| -x |----| -x.xxxxx% Comment: NA Tape Source: Initial Tape Type:
Field: Property Address Street   Loan Value:xx  Tape Value: xx   Variance:    Variance %:    Comment: Note document in loan file reflects property address as 'xx'.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: No Cash-Out Tape Value: Change in Rate/Term Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	4: Unacceptable	* Loan does not conform to program guidelines (Lvl 4) "Tape shows defect and repurchase as the LE and CD issued same date. File missing LE dated xx/XX/20 to confirm same. Elevated for client review."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Revised Loan Estimate is missing (Lvl 3) "As per the DT (xx), revised LE dated 09/XX/2020 is missing from the loan file."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
63418950	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,220.16	04/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,906.27	3.125%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	Unavailable	Not Applicable	44.892%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx/XX/2022 shows that the subject mortgage was originated on xx/XX/2021 and recorded on xx/XX/2021 for the amount $xx held by xx.

The chain of assignment is incomplete. The last assignment is with original lender “xx”. However, it should be with “xx”.

No active judgments or liens have been found.

2nd half county taxes of 2022 are due for xx/XX/2022 in the amount of $3,110.08.

No delinquent taxes have been found for the prior year.	Review of payment history as of xx/XX/2022 shows that the borrower is current with the loan. The next due date is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $1,906.27 with interest rate 3.125 % which was applied for the due date xx/XX/2022. The current UPB as of the date is $xx.	xx:The current status of the loan is performing.
Review of payment history as of xx/XX/2022 shows that the borrower is current with the loan. The next due date is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $1,906.27 with interest rate 3.125 % which was applied for the due date xx/XX/2022. The current UPB as of the date is $xx.
No foreclosure and bankruptcy evidence has been found.
The borrower is owner of xx for 60 months.
According to the collection comments, the subject property is owner occupied. No damage or repairs have been found. xx:xx:xx	Not Applicable	Credit Report Hazard Insurance Notice of Servicing Transfer	Field: Age of Loan Loan Value: xx Tape Value: xx |---| -x |----| -x.xxxxx% Comment: Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: -x.xxx% Variance %: -x.xxxxx% Comment: Borrower DTI ratio percent is xx.xxx% Tape Source: Initial Tape Type:	3: Curable	* DSCR is less than 1.00 (Lvl 3) "DSCR ratio is at 0.24. Also, operating income statement is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows an alert for 12 months clean pay history."
* Missing proof of hazard insurance (Lvl 3)     "Hazard insurance policy is missing from the loan file."
																																																																																							* Notice of Servicing Transfer missing or unexecuted (Lvl 3) "Notice of servicing transfer disclosure is missing from the loan file."	* Missing credit report (Lvl 2) "credit report is missing from the loan file"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
46040923	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$18,472.66	04/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,129.79	3.000%	300	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	739	756	42.425%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2022 shows that the subject mortgage was originated in the amount of $xx on xx/XX/2020 with the lender MERS as nominee for xx which was recorded on xx/XX/2020.
The chain of assignment has not been completed as the subject mortgage is with lender MERS as nominee for xx. However, it should be with xx.
No active judgments or liens have been found.
Taxes of 2021/2022 have been paid in the amount of $xx.	According to the payment history as of xx/XX/2022, the borrower is current with the loan and the last payment was received on xx/XX/2022 which was applied for xx/XX/2022 and the next due date for the payment is xx/XX/2022. The P&I is in the amount of $3,129.79 and PITI is in the amount of $4,796.57. The UPB reflected is in the amount of $xx.	xx:As per the review of the servicing comments, the current status of the loan is performing. According to the payment history as of xx/XX/2022, the borrower is current with the loan and the last payment was received on xx/XX/2022 which was applied for xx/XX/2022 and the next due date for the payment is xx/XX/2022. The P&I is in the amount of $3,129.79 and PITI is in the amount of $4,796.57. The UPB reflected is in the amount of $xx.
No comments have been found regarding bankruptcy in the latest servicing comments.
No comments have been found regarding foreclosure in the latest servicing comments.
The subject property has been occupied by the owner.  Recent servicing comments do not reflect any damage pertaining to the subject property.
The borrower is working at xx - xx as a xx for 7.75 years. xx:xx:xx	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: xx Tape Value: xx |---| -x |----| -x.xxxxx% Comment: NA. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: Borrower DTI ratio percent as xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: $xxxxxx.xx   Tape Value: $xxxxxx.xx   Variance: $xxxxxx.xx   Variance %: xx.xxxxx%   Comment: Original appraised value as $xx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -xx.xxx%   Variance %: -xx.xxxxx%   Comment: Original CLTV ratio percent as xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -xx.xxx%   Variance %: -xx.xxxxx%   Comment: Original standard LTV (OLTV) as xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Note reflects property address street as xx Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "Loan failed the New Jersey mortgage banker or correspondent mortgage banker license prohibited fees test.
The below fees were included in the test:
Title - Transaction Management Platfor paid by Borrower: $50.00
Title Closing Protection Letter (CPL) paid by Borrower: $75.00."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape shows appraisal obtained but never delivered to NewRez closed with PIW and Appraised value at $xx. However, Freddie has accessed the appraisal and value was low at $xx making LTV 97%."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock provided expired on 10/XX/2020 and the loan closed on 10/XX/2020. No lock extension found"			Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
74891042	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,091.70	04/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,566.36	2.990%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Secondary	Yes	Yes	Yes	669	Not Applicable	37.239%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/XX/2022 shows that the subject mortgage was originated in the amount of $xx on xx/XX/2020 with the lender MERS as nominee for xx which was recorded on xx/XX/2020.
The chain of assignment has not been completed as the subject mortgage is with lender MERS as nominee for xx. However, it should be with xx.
No active judgments or liens have been found.
Taxes of 2021/2022 have been paid in the amount of $3,091.70.	According to the payment history as of xx/XX/2022, the borrower is current with the loan and the last payment was received on xx/XX/2022 which was applied for xx/XX/2022 and the next due date for the payment is xx/XX/2022. The P&I is in the amount of $1,566.36 and PITI is in the amount of $2,032.32. The UPB reflected is in the amount of $xx.	xx:As per the review of the servicing comments, the current status of the loan is performing. According to the payment history as of xx/XX/2022, the borrower is current with the loan and the last payment was received on xx/XX/2022 which was applied for xx/XX/2022 and the next due date for the payment is xx/XX/2022. The P&I is in the amount of $1,566.36 and PITI is in the amount of $2,032.32. The UPB reflected is in the amount of $xx.
No comments have been found regarding bankruptcy in the latest servicing comments.
No comments have been found regarding foreclosure in the latest servicing comments.
The subject property has been occupied by the owner.  Recent servicing comments do not reflect any damage pertaining to the subject property.
The borrower is working at xx as a xx for 9.6 years. xx:xx:xx	Not Applicable	Field: Age of Loan Loan Value: xx Tape Value: xx |---| -x |----| -x.xxxxx% Comment: Age of loan is xx. Tape Source: Initial Tape Type:
																																																																																				Field: Borrower DTI Ratio Percent Loan Value: xx.xxx% Tape Value: xx.xxx% Variance: xx.xxx% Variance %: xx.xxxxx% Comment: DTI is xx.xxx%. Tape Source: Initial Tape Type:	3: Curable		* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan failed ComplianceEase delivery and timing test for revised closing disclosure dated 8/XX/2020. Document tracker is missing and 3 business days were added to get receipt date 8/XX/2020 which is after the consummation date 8/XX/2020."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at DTI of 37.239%. Tape shows issue with income calculation. DTI may rise to 59%. Further details not provided. Unable to rely on documents in loan file and calculate ATR."		Elevated	Not Covered	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
21141024	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,145.95	05/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,163.08	2.750%	360	xx	xx	FHA	Fixed	Refinance	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	647	658	41.861%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx/XX/2022 shows that the subject mortgage was originated on xx/XX/2021 and recorded on xx/XX/2021 for the amount $xx held by xx.

There is no chain of assignment. The subject mortgage is with the original lender xx. However, it should be with xx.

There is one junior UCC lien available in UT in the favor of “xx” & recorded on xx/XX/2022. However, the amount is not provided for above UCC lien.

There is one notice of commencement recorded on xx/XX/2022 at Book/Page xx for the improvement of installing solar system.

No delinquent taxes have been found for the prior year.	Review of payment history as of xx/XX/2022 shows that the borrower is current with the loan. The next due date is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $1,163.08 with interest rate 2.750 % which was applied for the due date xx/XX/2022. The current UPB as of the date is $xx.	xx:The current status of the loan is performing.
Review of payment history as of xx/XX/2022 shows that the borrower is current with the loan. The next due date is xx/XX/2022. The last payment was received on xx/XX/2022 in the amount of $1,163.08 with interest rate 2.750 % which was applied for the due date xx/XX/2022. The current UPB as of the date is $xx.
No foreclosure and bankruptcy evidence has been found.
The loan was originated on xx/XX/2021. However, covid-19 attestation is available in loan file located at xx.
According to the collection comments, the subject property is owner occupied. No damage or repairs have been found.
The borrower is working at xx as a xx for 73 months. xx:xx:xx	Not Applicable	Mortgage Insurance Transmittal (1008)	Field: Age of Loan Loan Value: xx Tape Value: xx |---| -x |----| -x.xxxxx% Comment: Age of loan is xx. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment: The borrower’s income is $x,xxx.xx and total expenses are in the amount of $x,xxx.xx. So calculated DTI ratio is xx.xxx%.   Tape Source: Initial   Tape Type:
Field: Mortgage Type   Loan Value: FHA   Tape Value: Conventional   Variance:    Variance %:    Comment: Mortgage type is FHA.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: No Cash-Out Tape Value: Change in Rate/Term Variance: Variance %: Comment: Final application reflects purpose of refinance as No Cash-Out. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase 0% tolerance test and charges that in total cannot increase more than 10% tolerance test due to loan failed Initial LE estimate delivery and timing test. Initial LE dated 12/XX/2020 delivered on 12/XX/2020 which is more than 3 business days from initial application date 12/XX/2020."
* Loan does not conform to program guidelines (Lvl 3)     "Subject loan closed with 93.410% LTV. Tape shows loan exceed max LTV."
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage insurance certificate is missing from loan documents."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Transmittal Summary is missing from the loan documents."	* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the post-consummation cure reimbursement and revised closing disclosure delivery date test due to the post-consummation revised closing disclosure delivery date 03/XX/2021 is more than 60 calendar days after the consummation date 01/XX/2021. Subject loan is a refinance, originated on xx and the SOL is 3 years."		Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
48396186	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$7,372.60	04/XX/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,544.29	3.125%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Commercial Prop	xx	xx	Investor	Yes	Yes	No	798	800	44.931%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/XX/2022, the subject mortgage was originated on xx/XX/2021 and recorded on xx/XX/2021 in the amount of $xx with MERS as nominee for xx with Instrument#xx.

There is no chain of assignment as the subject mortgage is with the original lender MERS as nominee for xx. However, it should be with xx.

No active judgments or liens have been found against the borrower.
Annual combined taxes of 2021 have been paid on xx/XX/2022 in the amount of $7,372.60.	According to the payment history as of xx/XX/2022, the last payment was received on xx/XX/2022 which was applied for the due date of xx/XX/2022 and the next due date for payment is xx/XX/2022. The P&I is in the amount of $1,544.29 and PITI is in the amount of $2,262.28 The UPB reflected as per the payment history is in the amount of $xx.	xx:As per the comment history, the current status of the loan is performing.
According to the payment history as of xx/XX/2022, the last payment was received on xx/XX/2022 which was applied for the due date of xx/XX/2022 and the next due date for payment is xx/XX/2022. The P&I is in the amount of $1,544.29 and PITI is in the amount of $2,262.28 The UPB reflected as per the payment history is in the amount of $xx.
No foreclosure activity has been found.
No pertaining bankruptcy-related details have been found.
No evidence has been found regarding damage or repairs.
As per the 1003, the borrower is working at xx as a xx for 22.6 years. xx:xx:xx	Not Applicable	Field: Age of Loan Loan Value: xx Tape Value: xx |---| -x |----| -x.xxxxx% Comment: Note document reflects age of loan as xx months. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx.xxx%   Tape Value: xx.xxx%   Variance: -x.xxx%   Variance %: -x.xxxxx%   Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: No Cash-Out   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment: FCD reflects purpose of refinance as no cash out.   Tape Source: Initial   Tape Type:
																																																																																				Field: Subject Property Type Loan Value: Commercial Prop Tape Value: Low Rise Condo (x-x Stories) Variance: Variance %: Comment: Subject property reflects commercial property. Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Commercial Prop (Lvl 4) "Tape and appraisal shows subject is condo hotel. Subject is a unit in the condo complex xx in xx HI. Elevated for client review."												Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date: